As filed with the Securities and Exchange Commission on August 27, 2026

 1933 Act File No. 333-126328

 1940 Act File No. 811-21780

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

_______________

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 79

AND

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 80

MFS® SERIES TRUST XII

(Exact Name of Registrant as Specified in Charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: 617-954-5000

Christopher R. Bohane, Massachusetts Financial Services Company,

111 Huntington Avenue, Boston, Massachusetts 02199

(Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b)

☒ on August 28, 2026, pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)

☐ on [date], pursuant to paragraph (a)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on [date], pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

August 28, 2026

PROSPECTUS

MFS® Core Bond Fund

The investment objective of the fund is to seek total return with an emphasis on current income, but also considering capital appreciation.

CLASS	TICKER SYMBOL
Class A	MCBEX
Class C	MCBCX
Class I	MCBFX
Class R1	MCBGX
Class R2	MCBHX
Class R3	MCBJX
Class R4	MCBKX
Class R6	MCBMX

The U.S. Securities and Exchange Commission (the SEC) has not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

MCB-PRO-082826

MFS Core Bond Fund

Summary of Key Information

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 11 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):
Share Class	A	C	I	R1	R2	R3	R4	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%#	1.00%	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Share Class	A	C	I	R1	R2	R3	R4	R6
Management Fee	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	1.00%	0.50%	0.25%	None	None
Other Expenses	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%	1.00%
Total Annual Fund Operating Expenses	1.61%	2.36%	1.36%	2.36%	1.86%	1.61%	1.36%	1.33%
Fee Reductions and/or Expense Reimbursements[1]	(0.97)%	(0.97)%	(0.97)%	(0.97)%	(0.97)%	(0.97)%	(0.97)%	(1.00)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.64%	1.39%	0.39%	1.39%	0.89%	0.64%	0.39%	0.33%

# This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

1 Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2027. MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.64% of the class' average daily net assets annually for each of Class A and Class R3 shares, 1.39% of the class' average daily net assets annually for each of Class C and Class R1 shares, 0.39% of the class' average daily net assets annually for each of Class I and Class R4 shares, 0.89% of the class' average daily net assets annually for Class R2 shares, and 0.33% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2027.

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MFS Core Bond Fund

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$488	$820	$1,176	$2,176
Class C Shares assuming[1]
redemption at end of period	$242	$644	$1,172	$2,433
no redemption at end of period	$142	$644	$1,172	$2,433
Class I Shares	$40	$335	$652	$1,550
Class R1 Shares	$142	$644	$1,172	$2,622
Class R2 Shares	$91	$490	$915	$2,100
Class R3 Shares	$65	$413	$784	$1,829
Class R4 Shares	$40	$335	$652	$1,550
Class R6 Shares	$34	$323	$633	$1,514

1 Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 110% of the average value of its portfolio (35% excluding to be announced (TBA) transactions).

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in investment grade quality debt instruments. Debt instruments include corporate debt instruments, U.S. Government securities, securitized instruments (including mortgage-backed securities and other asset-backed securities), and other obligations to repay money borrowed. Investment grade quality debt instruments are debt instruments rated BBB- or higher by S&P or Fitch, or Baa3 or higher by Moody’s, or comparably rated by another Nationally Recognized Statistical Rating Organization ("NRSRO"). A debt instrument will be considered unrated if none of the NRSROs have assigned a rating. In cases where a rating for an individual security is not available, MFS may assign a rating to the security based on the methodology referenced above with respect to the issuer of such security.

MFS may purchase or sell securities for the fund on a when-issued, delayed delivery, or forward commitment basis where payment and delivery take place at a future settlement date, including mortgage-backed securities purchased or sold in the TBA market.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, and swaps.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative screening tools that systematically evaluate instruments may also be considered. In structuring the fund, MFS also considers top-down factors.

The fund's investment strategy is referred to as "Core" because MFS invests a significant portion of the fund's assets in a core portfolio of investment grade quality debt instruments.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Investment Selection Risk: MFS' investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. In addition, to the extent MFS considers quantitative tools in managing the fund, such tools may not produce the intended results.

Debt Market Risk: Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets or the debt markets generally. Certain events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or segment of a debt market.

Interest Rate Risk: In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities or durations, or that do not pay current interest.

Credit Risk: The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in, or perceptions of, the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. Debt instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic

3

MFS Core Bond Fund

stress, which in turn could negatively affect the market value and liquidity of a debt instrument.

Prepayment/Extension Risk: Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Foreign Risk: Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These factors can make foreign investments, especially those tied economically to countries with developing economies or countries subject to sanctions or the threat of new or modified sanctions, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Focus Risk: Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions, and the fund's performance will be affected by the conditions in the industries, sectors, countries, and regions to which the fund is exposed. Furthermore, investments in particular industries, sectors, countries, or regions may be more volatile than the broader market as a whole.

If MFS invests a significant percentage of the fund's assets in a single issuer or small number of issuers, the fund’s performance could be more volatile than the performance of more diversified funds.

When-Issued, Delayed Delivery, and Forward Commitment Transaction Risk: The purchaser in a when-issued, delayed delivery or forward commitment transaction assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued or delivered as anticipated. When-issued, delayed delivery, and forward commitment transactions can involve leverage. TBA transactions may significantly increase the fund's portfolio turnover rate.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Derivatives can involve leverage.

Leveraging Risk: Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk: Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Liquidity Risk: It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. Purchases of a large number of shares may adversely affect the fund's performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Class A Bar Chart. The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

The total return for the six-month period ended June 30, 2026, was 0.69%. During the period(s) shown in the bar chart, the highest quarterly return was 6.69% (for the calendar quarter ended December 31, 2023) and the lowest quarterly return was (3.02)% (for the calendar quarter ended September 30, 2023).

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MFS Core Bond Fund

Performance Table.

Average Annual Total Returns

(For the Periods Ended December 31, 2025)

Share Class	1 YEAR	LIFE (INCEPTION 6-22-2022)
Returns Before Taxes
C Shares	5.04%	2.70%
I Shares	7.08%	3.75%
R1 Shares	6.03%	2.70%
R2 Shares	6.67%	3.24%
R3 Shares	6.93%	3.49%
R4 Shares	7.20%	3.75%
R6 Shares	7.23%	3.78%
A Shares	2.29%	2.21%
Returns After Taxes on Distributions
A Shares	0.42%	0.43%
Returns After Taxes on Distributions and Sale of Fund Shares
A Shares	1.33%	0.90%
Index Comparison (Reflects no deduction for fees, expenses, or taxes)
Bloomberg U.S. Aggregate Bond Index	7.30%	3.54%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Philipp Burgener	March 2026	Investment Officer of MFS
Alexander Mackey	2022	Co-Chief Investment Officer-Global Fixed Income of MFS
Joshua Marston	2022	Investment Officer of MFS

Purchase and Sale of Fund Shares

You may purchase and redeem shares of the fund each day the New York Stock Exchange (the NYSE) is open for trading. You may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or through MFS Service Center, Inc. (MFSC) by overnight mail (MFSC, Suite 219341, 801 Pennsylvania Avenue, Kansas City, MO 64105-1307), by mail ([Fund Name], P.O. Box 219341, Kansas City, MO 64121-9341), by telephone (1-800-225-2606), or via the Internet at mfs.com (MFS Access).

The fund’s initial and subsequent investment minimums generally are as follows:

Class	Initial Minimum	Subsequent Minimum
Class A, Class C	None – automatic investment plans and certain asset-based fee programs $25 – employer-sponsored retirement plans $250 – Traditional and Roth IRAs $1,000 – other accounts	$50 – by check and non-systematic written exchange request, and via MFSC telephone representatives None – other purchases
Class I, Class R1, Class R2, Class R3, Class R4, Class R6	None	None

Purchases of Class R1 and Class R2 shares are closed to new eligible investors. Existing eligible investors can make additional purchases and reinvest distributions in Class R1 and Class R2 shares in any account open. Existing eligible investors may also exchange their Class R1 and Class R2 shares for the same share class of another MFS fund, open new Class R1 and Class R2 share accounts in other MFS funds, or transfer some or all of the shares in their account to another account and such account will be treated as an open account. Subject to the approval of the fund’s Board of Trustees, the fund may in the future (i) close purchases of Class R1 and/or Class R2 shares to existing eligible investors; (ii) terminate and liquidate Class R1 and/or Class R2 shares; or (iii) convert Class R1 and/or Class R2 shares to another share class of the fund. Such actions may be undertaken without shareholder approval, but the fund expects to provide shareholders with at least 60 days’ notice before taking any such action.

Taxes

If your shares are held in a taxable account, the fund’s distributions will be taxed to you as ordinary income and/or capital gains. However, if your shares are held in a tax-advantaged account, you will generally be taxed only upon withdrawals from the account unless such an account allows for tax-free withdrawals.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker/dealer or other financial intermediary (such as a bank), the fund, MFS, and/or MFS’ affiliates may pay the financial intermediary for the sale of shares of the fund and/or the servicing of shareholder accounts. These payments may create a conflict of interest by influencing your broker/dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation. The fund's objective may be changed without shareholder approval.

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MFS Core Bond Fund

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in investment grade quality debt instruments. Debt instruments include corporate debt instruments, U.S. Government securities, securitized instruments (including mortgage-backed securities and other asset-backed securities), and other obligations to repay money borrowed. Investment grade quality debt instruments are debt instruments rated BBB- or higher by S&P or Fitch, or Baa3 or higher by Moody’s, or comparably rated by another Nationally Recognized Statistical Rating Organization ("NRSRO"). A debt instrument will be considered unrated if none of the NRSROs have assigned a rating. In cases where a rating for an individual security is not available, MFS may assign a rating to the security based on the methodology referenced above with respect to the issuer of such security.

MFS may purchase or sell securities for the fund on a when-issued, delayed delivery, or forward commitment basis where payment and delivery take place at a future settlement date, including mortgage-backed securities purchased or sold in the to be announced (TBA) market. When MFS sells securities for the fund on a when-issued, delayed delivery, or forward commitment basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the deliverable securities.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of the issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, and labor practices. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

The fund's investment strategy is referred to as "Core" because MFS invests a significant portion of the fund's assets in a core portfolio of investment grade quality debt instruments.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes. In addition, derivative instruments that provide investment exposure to the investments subject to the fund’s 80% policy or to one or more of the market risk factors associated with the fund’s 80% policy may be counted in meeting such policy.

Principal Investment Types

The principal investment types in which the fund may invest are:

Debt Instruments: Debt instruments represent obligations of corporations, governments, and other entities to repay money borrowed, or other instruments believed to have debt-like characteristics. The issuer or borrower usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Debt instruments generally trade in the over-the-counter market and can be less liquid than other types of investments, particularly during adverse market and economic conditions. During certain market conditions, debt instruments in some or many segments of the debt market can trade at a negative interest rate (i.e., the price to purchase the debt instrument is more than the present value of expected interest payments and principal due at the maturity of the instrument). Some debt instruments, such as zero coupon bonds or payment-in-kind bonds, do not pay current interest. Other debt instruments, such as certain mortgage-backed securities and other securitized instruments, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

Corporate Debt Instruments: Corporate debt instruments are debt instruments issued by corporations or similar entities.

U.S. Government Securities: U.S. Government securities are debt instruments issued or guaranteed as to the payment of principal and interest by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity, including mortgage-backed securities and other types of securitized instruments issued or guaranteed by such entities. Certain U.S. Government securities are not supported as to the payment of principal and interest by the full faith and credit of the U.S. Treasury or the ability to borrow from the U.S. Treasury. Some U.S. Government securities are supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security.

Securitized Instruments: Securitized instruments are debt instruments that generally provide payments of principal and interest based on the terms of the instrument and cash flows generated by the underlying assets. Underlying assets include residential and commercial mortgages, debt instruments, loans, leases, and receivables. Securitized instruments are issued by trusts or other special purpose entities that hold the underlying assets. Certain securitized instruments offer multiple classes that differ in terms of their priority to receive principal and/or interest payments under the terms of the instrument. Securitized instruments include mortgage-backed securities, collateralized debt obligations, and other asset-backed securities. Certain mortgage-backed securities are issued on a delayed delivery or forward commitment basis where payment and delivery take place at a future date.

When-Issued, Delayed Delivery, and Forward Commitment Transactions: When-issued, delayed delivery, and forward commitment transactions, including securities purchased or sold in the TBA market, involve a commitment to purchase or sell a security at a predetermined price or yield at which payment and delivery take place at a scheduled future date after an extended settlement period that is longer than the customary settlement period for the type of security to be purchased or sold in the transaction. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing or selling securities pursuant to one of these transactions, payment for the securities is not required until the delivery date. In the TBA market, mortgage-backed securities are purchased and sold at predetermined prices on a delayed delivery or forward commitment basis with the underlying securities to be announced at a future date.

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MFS Core Bond Fund

Derivatives: Derivatives are financial contracts whose value is based on the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, currency, interest rate, credit rating, commodity, volatility measure, or index. Derivatives involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, swaps, and certain complex structured securities.

Principal Risks

The yield and share price of the fund will change daily based on changes in interest rates and market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The significance of any specific risk to an investment in the fund will vary over time depending on the composition of the fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the fund.

The principal risks of investing in the fund are:

Investment Selection Risk: MFS' investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. In addition, to the extent MFS considers quantitative tools in managing the fund, such tools may not work as expected or produce the intended results. In addition, MFS or the fund's other service providers may experience disruptions or operating errors that could negatively impact the fund.

Debt Market Risk: Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets, or debt markets generally. Certain changes or events, such as political, social, or economic developments, including increasing and negative interest rates or the U.S. government's inability at times to agree on a long-term budget and deficit reduction plan (which has in the past resulted and may in the future result in a government shutdown); market closures and/or trading halts; government or regulatory actions, including sanctions, the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; rapid technological developments or widespread adoption of new technologies (such as artificial intelligence (AI)); natural disasters; outbreaks of pandemic and epidemic diseases; terrorist attacks; war; and other geopolitical changes or events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or a segment of a debt market.

Interest Rate Risk: The price of a debt instrument typically changes in response to interest rate changes. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Inflationary price movements may cause fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk. Potential future changes in government and/or central bank monetary policy and action may also affect the level of interest rates. Monetary policy measures have in the past, and may in the future, exacerbate risks associated with rising interest rates. Interest rate risk is generally greater for fixed-rate instruments than floating-rate instruments and for instruments with longer maturities or durations, or that do not pay current interest. In addition, short-term and long-term interest rates, and interest rates in different countries, do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. The price of an instrument trading at a negative interest rate responds to interest rate changes like other debt instruments; however, an instrument purchased at a negative interest rate is expected to produce a negative return if held to maturity. Fluctuations in the market price of fixed-rate instruments held by the fund may not affect interest income derived from those instruments, but may nonetheless affect the fund's share price, especially if an instrument has a longer maturity or duration and is therefore more sensitive to changes in interest rates.

Credit Risk: The price of a debt instrument depends, in part, on the issuer's or borrower's credit quality or ability to pay principal and interest when due. The price of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest, if the instrument's credit rating is downgraded by a credit rating agency, or based on other changes in, or perceptions of, the financial condition of the issuer or borrower. Debt instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could negatively affect the market value and liquidity of a debt instrument. For certain types of instruments, including derivatives, the price of the instrument depends in part on the credit quality of the counterparty to the transaction. For other types of debt instruments, including mortgage-backed securities and other securitized instruments, the price of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult.

Prepayment/Extension Risk: Many types of debt instruments, including mortgage-backed securities, securitized instruments, certain corporate debt instruments, and municipal housing bonds, and certain derivatives, are subject to the risk of prepayment and/or extension. Prepayment occurs when unscheduled payments of principal are made or the instrument is called or redeemed prior to an instrument’s maturity. When interest rates decline, the instrument is called, or for other reasons, these debt instruments may be repaid more quickly than expected. As a result, the holder of the debt instrument may not be able to reinvest the proceeds at the same interest rate or on the same terms, reducing the potential for gain. When interest rates increase or for other reasons, these debt instruments may be repaid more slowly than expected, increasing the potential for loss. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Foreign Risk: Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. Political, social, diplomatic, and economic developments, U.S. and foreign government action, or the threat thereof, such as the imposition of currency or capital blockages, controls, or tariffs, economic and trade sanctions or embargoes, security trading suspensions, entering

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MFS Core Bond Fund

or exiting trade or other intergovernmental agreements, or the expropriation or nationalization of assets in a particular country, can cause dramatic declines in certain or all securities with exposure to that country and other countries. Sanctions, or the threat of sanctions, may cause volatility in regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the fund. In the event of nationalization, expropriation, confiscation or other government action, intervention, or restriction, the fund could lose its entire investment in a particular foreign issuer or country. Civil unrest, geopolitical tensions, armed conflicts, wars, and acts of terrorism are other potential risks that could adversely affect an investment in a foreign security or in foreign markets or issuers generally. Economies and financial markets are interconnected, which increases the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions. Less stringent regulatory, accounting, auditing, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries and with respect to certain types of investments, and can be particularly difficult against foreign governments. Changes in currency exchange rates can significantly impact the financial condition of a company or other issuer with exposure to multiple countries as well as affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those tied economically to countries with developing economies, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions than the U.S. market.

Focus Risk: Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions. These conditions include business environment changes; economic factors such as fiscal, monetary, and tax policies; inflation and unemployment rates; and government and regulatory changes. The fund's performance will be affected by the conditions in the industries, sectors, countries, and regions to which the fund is exposed. Furthermore, investments in particular industries, sectors, countries, or regions may be more volatile than the broader market as a whole.

If MFS invests a significant percentage of the fund’s assets in a single issuer or small number of issuers, the fund’s performance will be affected by economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions that impact that one issuer or issuers, could be closely tied to the value of that issuer or issuers, and could be more volatile than the performance of more diversified funds.

When-Issued, Delayed Delivery, and Forward Commitment Transaction Risk: The purchaser in a when-issued, delayed delivery or forward commitment transaction assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued or delivered as anticipated, and the seller loses the opportunity to benefit if the price of the security rises. When-issued, delayed delivery, and forward commitment transactions, including TBA transactions, can involve leverage.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to, and potentially greater than, the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. Derivatives can involve leverage. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types used by the fund. If the value of a derivative does not change as expected relative to the value of the market or other indicator to which the derivative is intended to provide exposure, the derivative may not have the effect intended. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Leveraging Risk: Certain transactions and investment strategies can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small change in an underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, including clearing organizations, or a third party responsible for servicing the instrument or effecting the transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction. If a counterparty or third party fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the fund could miss investment opportunities, lose value on its investments, or otherwise hold investments it would prefer to sell, resulting in losses for the fund.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market, or may not have an active trading market due to adverse market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, including trading halts, sanctions, or wars. Investors trying to sell large quantities of a particular investment or type of investment, or lack of market makers or other buyers for a particular investment or type of investment may also adversely affect liquidity. At times, all or a significant portion of a market may not have an active trading market. Without an active trading market, it may be difficult to value, and it may not be possible to sell, these investments and the fund could miss other investment opportunities and hold investments it would prefer to sell, resulting in losses for the fund. In addition, the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs, which could result in dilution of remaining investors' interests in the fund. The prices of illiquid securities may be more volatile than more liquid investments.

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make (individually or collectively) relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's performance to the extent that the fund may be required to sell securities or invest cash at times it would not otherwise do so. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. The effects of taxable income and/or gains resulting from large redemptions of fund shares would particularly impact non-redeeming shareholders who do not hold their fund shares in a tax-

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MFS Core Bond Fund

advantaged or tax-exempt vehicle. To the extent that such transactions result in short-term capital gains, such gains will generally be taxed at the ordinary income rate for shareholders who hold fund shares in a taxable vehicle. In addition, a large redemption could result in the fund's current expenses being allocated over a smaller asset base, leading to an increase in the fund's expense ratio. Purchases of a large number of shares may adversely affect the fund's performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would. A number of circumstances may cause the fund to experience large redemptions or purchases, such as changes in the eligibility criteria for the fund or a share class of the fund; liquidations, reorganizations, repositionings, or other announced fund events; or changes in investment objectives, strategies, policies, risks or investment personnel.

Other Investment Strategies and Risks

Active and Frequent Trading: MFS may engage in active and frequent trading in pursuing the fund's principal investment strategies. Frequent trading may increase transaction costs, which can reduce the fund's return. Frequent trading can also increase the possibility of capital gain and ordinary distributions. Frequent trading can also result in the realization of a higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently. Because short-term capital gains are distributed as ordinary income, this would generally increase your tax liability unless you hold your shares through a tax-advantaged or tax-exempt vehicle.

Operational and Cybersecurity Risk: The fund and its service providers, and your ability to transact with the fund, may be negatively impacted due to operational matters arising from, among other issues, human errors, systems and technology disruptions or failures, fraudulent activities, or cybersecurity incidents. Operational issues and cybersecurity incidents may cause the fund or its service providers, as well as securities trading venues and other market participants, to suffer data corruption and/or lose operational functionality, and could, among other things, interfere with the processing of shareholder transactions, impair the ability to calculate the fund's net asset value per share, impede trading of portfolio securities, and result in the theft, misuse, and/or improper release of confidential information relating to the fund or its shareholders. Such operational issues and cybersecurity incidents may result in losses to the fund and its shareholders. Because technology is frequently changing, new ways to carry out cyberattacks continue to develop. In addition, the rapid development and increasingly widespread use of new technologies, including AI such as machine learning technology and generative AI models (AI technologies) could exacerbate these risks. Therefore, there is a chance that certain risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the ability of the fund and its service providers to plan for or respond to a cyberattack. Additionally, the use of AI technologies could impact the market as a whole, including through the use of AI by malicious actors for market manipulation, fraud, and cyberattacks. Information relating to the fund’s investments is delivered electronically, which can give rise to a number of risks, including, but not limited to, the risks that such communications may not be secure and may contain computer viruses or other defects, may not be accurately replicated on other systems, or may be intercepted, deleted or interfered with, without the knowledge of the sender or the intended recipient. Furthermore, geopolitical tensions could increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing.

Temporary Defensive Strategy: In response to adverse market, economic, industry, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks: Information about investment strategies and investment types not described in the prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (SAI).

Management of the Fund

Investment Adviser

MFS, located at 111 Huntington Avenue, Boston, Massachusetts 02199, serves as the investment adviser for the fund. Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

For the fiscal year ended April 30, 2026, the fund paid MFS an effective management fee equal to 0.31% of the fund's average daily net assets.

The management fee set forth in the Investment Advisory Agreement is 0.325% of the fund's average daily net assets annually up to $1 billion; 0.31% of the fund's average daily net assets annually in excess of $1 billion and up to $2.5 billion; and 0.30% of the fund's average daily net assets annually in excess of $2.5 billion.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2027. For the fiscal year ended April 30, 2026, this management fee reduction amounted to 0.01% of the fund's average daily net assets.

MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.64% of the class' average daily net assets annually for each of Class A and Class R3 shares, 1.39% of the class' average daily net assets annually for each of Class C and Class R1 shares, 0.39% of the class' average daily net assets annually for each of Class I and Class R4 shares, 0.89% of the class' average daily net assets annually for Class R2 shares, and 0.33% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2027.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement is available in the fund’s Form N-CSR filed with the SEC for the period ended October 31, 2025, and in the related financial statements posted online at funds.mfs.com.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management

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MFS Core Bond Fund

dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $643 billion as of June 30, 2026.

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is available to you at mfs.com/openendfunds by selecting the fund's name:

Information	Approximate Date of Posting
Fund’s top 10 holdings as of each month’s end	11 days after month end
Fund’s full holdings as of each month’s end	19 days after month end

Holdings also include short positions, if any. Top 10 holdings exclude cash, cash equivalents, short-term investments, currency derivatives, and the cash portion of other derivatives. For purposes of full holdings, cash, cash equivalents, and short-term investments are aggregated and currency derivatives and the cash portion of other derivatives are aggregated.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on mfs.com until at least the date on which the fund files a Form N-CSR or Form N-PORT for the period that includes the date as of which the mfs.com information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History

Philipp Burgener	Portfolio Manager	Employed in the investment area of MFS since 2003

Alexander Mackey	Portfolio Manager	Employed in the investment area of MFS since 2001
Joshua Marston	Portfolio Manager	Employed in the investment area of MFS since 1999

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor

MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for payments made to service providers that provide certain sub-accounting and other shareholder services (shareholder servicing payments) and its out-of-pocket expenses. No shareholder servicing payments are made for Class R6 shares.

Description of Share Classes

The fund offers Class A, Class C, Class I, Class R1, Class R2, Class R3, Class R4, and Class R6 shares through this prospectus. All classes of the fund have the same investment objective and investments, but each class has its own sales charge and expense structure. Your financial intermediary may also charge you additional fees, commissions, or other charges. You should consult with your financial intermediary to help you determine which class is most appropriate for you.

Purchases of Class R1 and Class R2 shares are closed to new eligible investors. Existing eligible investors can make additional purchases and reinvest distributions in Class R1 and Class R2 shares in any account open. Existing eligible investors may also exchange their Class R1 and Class R2 shares for the same share class of another MFS fund, open new Class R1 and Class R2 share accounts in other MFS funds, or transfer some or all of the shares in their account to another account and such account will be treated as an open account. Subject to the approval of the fund’s Board of Trustees, the fund may in the future (i) close purchases of Class R1 and/or Class R2 shares to existing eligible investors; (ii) terminate and liquidate Class R1 and/or Class R2 shares; or (iii) convert Class R1 and/or Class R2 shares to another share class of the fund. Such actions may be undertaken without shareholder approval, but the fund expects to provide shareholders with at least 60 days’ notice before taking any such action.

Share Class Eligibility

Your financial intermediary is responsible for determining if you meet any share class eligibility requirements. MFS does not generally monitor any share class eligibility requirements.

Class A and Class C shares do not have any share class eligibility requirements.

Class I shares generally are available only to the following eligible investors:

• certain retirement plans established for the benefit of employees and former employees of MFS or its affiliates;

• defined benefit retirement plans, endowments, or foundations;

• bank trust departments or law firms acting as trustee or manager for trust accounts;

• investors who purchase shares through asset-based fee programs available through financial intermediaries;

• employees and former employees of MFS and its subsidiaries who were employed by MFS or its subsidiaries on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons' spouses or legal equivalents under applicable state law; and

• trustees and former trustees of any investment company for which MFD serves as a distributor and who served as trustee on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts

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MFS Core Bond Fund

with such persons' spouses or legal equivalents under applicable state law.

Class I shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class I shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class I shares through such programs. In addition, Class I shares are available to investors whose Class A or Class C shares have been converted to Class I shares as a result of no financial intermediary being specified on the investor's account. (Please see "Conversion Among Share Classes" below.)

Class R1, Class R2, Class R3, and Class R4 shares generally are available only to eligible retirement plans (401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level (“Employer Retirement Plans”)), and health savings accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the fund at an omnibus level.

Class R1, Class R2, Class R3, and Class R4 shares generally are not available to traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, salary reduction only 403(b) plans, and Section 529 tuition plans.

Class R6 shares generally are available only to the following eligible investors:

• Employer Retirement Plans;

• health savings accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the fund at an omnibus level;

• investment companies distributed by MFD;

• endowments and foundations, local, city and state agencies (or entities acting on their behalf), corporations and other institutional investors;

• funded welfare benefit plans (e.g., Voluntary Employees' Beneficiary Association (VEBA) and Other Post-Employment Benefits (OPEB) plans);

• unaffiliated registered investment companies;

• collective investment trusts;

• investors who purchase shares through asset-based fee programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs;

• Section 529 tuition plans that have entered into an agreement with MFD to purchase Class R6 shares; and

• MFS Development Funds, LLC, pooled investment vehicles established by MFS for the purpose of establishing a performance record to enable MFS and its subsidiaries to offer such vehicle’s investment style to clients.

Class R6 shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class R6 shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs.

Conversion Among Share Classes

If you hold Class C shares for approximately eight years, they will convert to Class A shares of the fund. For purposes of calculating the conversion date, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.

All Class C shares you acquire through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any Class C shares in your account convert to Class A shares, a proportionate number of the Class C shares in the sub-account will also convert to Class A shares.

For shareholders invested in Class C shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period. The automatic conversion of Class C shares to Class A shares will not apply to shares held through financial intermediaries that do not track the length of time that a shareholder has held such shares. In addition, for shareholders invested in Class C shares through a financial intermediary, Class C shares may be automatically exchanged for Class A shares of the fund under the policies of the financial intermediary, as described in Appendix A of this prospectus.  It is solely the responsibility of the respective financial intermediary to administer and support such transactions. Please consult your financial intermediary for more information.

Class C shareholders of the fund may be able to convert their shares to Class A shares of the fund if their financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD. Class C shareholders also may be able to convert their Class C shares not subject to a CDSC to Class I shares of the fund if they satisfy eligibility requirements of Class I shares.

Shareholders may be able to convert between Class A shares and Class I shares of the fund if they satisfy eligibility requirements for the other class, if any. Class I shareholders may be able to convert their Class I shares to Class R6 shares of the fund if they satisfy eligibility requirements of Class R6 shares.

Class A or Class C shares in an account held directly with MFSC for which no financial intermediary is specified will be periodically converted to Class I shares as authorized by MFD. If your Class A or Class C shares are converted to Class I shares pursuant to this conversion feature, all future purchases in your account will be invested in Class I shares. Shareholders will generally be provided with written notice at least 30 days prior to a conversion of their Class A or Class C shares to Class I shares.

If a shareholder converts from one share class to another share class of the fund, as described above, the transaction will be based on the respective net asset value of each class as of the trade date for the conversion. Consequently, the converting shareholder may receive fewer shares or more shares than originally owned, depending on that day’s net asset values. The total value of the initially held shares, however, will equal the total value of the converted shares received. A conversion between share classes in the same fund, as described above, is a nontaxable event for U.S. federal income tax purposes.

Sales Charges and Waivers and Reductions

You may be subject to an initial sales charge when you purchase Class A shares, or a CDSC when you redeem Class A or Class C shares. These sales charges are paid to MFD.

You may qualify for a sales charge waiver or reduction when you purchase or redeem shares. The waivers or reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction. Further

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MFS Core Bond Fund

details regarding these waivers and reductions are provided in Appendix A of this prospectus. It is your responsibility to inform your financial intermediary or MFSC upon purchasing fund shares of your eligibility for a sales charge waiver or reduction. Waivers or reductions may be eliminated, modified, and added at any time without providing advance notice to shareholders.

Class A Shares. You may purchase Class A shares at the offering price (which includes the applicable initial sales charge).

The amount of the initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest, as follows:

	INITIAL SALES CHARGE AS PERCENTAGE OF:
Amount of Purchase	GROSS PURCHASE AMOUNT (OFFERING PRICE*)	NET AMOUNT INVESTED
Less than $100,000	4.25%	4.44%
$100,000 but less than $250,000	3.25%	3.36%
$250,000 but less than $500,000	2.25%	2.30%
$500,000 or more	None	None

* Offering price is calculated by dividing the net asset value of a share by the difference between 1 and the initial sales charge percentage. Because the offering price is rounded to two decimal places, actual sales charges you pay may be more or less than those calculated using these percentages.

You may purchase Class A shares without an initial sales charge when you invest $500,000 or more in Class A shares. However, for purchasers other than Employer Retirement Plans, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 18 months of purchase.

Purchases of the fund and exchanges out of the fund are subject to the MFS funds’ policies concerning disruptive trading practices. This includes exchanges out of the fund within a short period of time after purchase for the purpose of avoiding a higher initial sales charge on the MFS fund into which you exchange. The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order believed to represent frequent or other disruptive trading. In such situations, the MFS funds may prohibit future purchases from you and/or the financial intermediary associated with your account. See “How to Purchase, Redeem, and Exchange Shares—Disruptive Trading” for more information regarding MFS funds’ policies concerning disruptive trading practices.

Class C Shares. You may purchase Class C shares at net asset value without an initial sales charge. However, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 12 months of your purchase.

Class I Shares. Eligible investors may purchase Class I shares at net asset value without an initial sales charge or a CDSC upon redemption.

Class R1, Class R2, Class R3, Class R4, and Class R6 Shares. Eligible investors may purchase Class R1, Class R2, Class R3, Class R4, and Class R6 shares at net asset value without an initial sales charge or a CDSC upon redemption.

Calculation Of CDSC. As discussed above, certain investments in Class A and Class C shares are subject to a CDSC. For purposes of calculating the CDSC, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the CDSC, if you sell only some of your shares, shares not subject to a CDSC are sold first, followed by shares held the longest.

Shares acquired through reinvestment of distributions are not subject to a CDSC.

Distribution and Service Fees

The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Distribution Plan”). Under the Distribution Plan, the fund pays distribution and/or service fees to MFD to support the sale and distribution of Class A, Class C, Class R1, Class R2, and Class R3 shares, and/or shareholder servicing and account maintenance activities. These distribution and/or service fees equal on an annual basis up to the following maximum percentages of average daily net assets of the class:

CLASS	MAXIMUM DISTRIBUTION FEE	MAXIMUM SERVICE FEE	MAXIMUM TOTAL DISTRIBUTION AND SERVICE FEE
Class A	0.00%	0.25%	0.25%
Class C	0.75%	0.25%	1.00%
Class R1	0.75%	0.25%	1.00%
Class R2	0.25%	0.25%	0.50%
Class R3	0.00%	0.25%	0.25%

These fees are paid out of fund assets of the applicable class of shares. Because these fees are an ongoing expense of the fund, they increase the cost of your investment over time and may cost you more than other types of sales charges.

MFD has voluntarily agreed to rebate to the class a portion of such class' 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to seed money of MFS or an affiliate.

The fund has not adopted a Rule 12b-1 plan with respect to its Class I, Class R4, or Class R6 shares.

Financial Intermediary Compensation

The term "financial intermediary" refers to any broker/dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, third-party administrator, insurance company, consultant, and any other institution having a selling, administration, or any similar agreement with MFD, MFS, or any of their affiliates.

Financial intermediaries receive various forms of compensation in connection with the sale of shares of a fund and/or the servicing of shareholder accounts. Financial intermediaries receive such compensation (i) in the form of up-front commissions and ongoing asset-based compensation paid by MFD based on sales charges received and expected to be received by MFD from shareholders and Distribution Plan distribution and service payments received by MFD from the fund, (ii) in the form of shareholder servicing payments paid by an affiliate of MFD based on the receipt of such payments by MFD or its affiliates from the fund, and/or (iii) in the form of payments paid by MFD from MFD’s own additional resources, which may be made to the financial intermediary or its affiliate.

Financial intermediaries receive up-front commissions of up to the following percentage amount(s) for sales of the following share class(es):

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MFS Core Bond Fund

SHARE CLASS	UP FRONT COMMISSION AS A PERCENTAGE OF OFFERING PRICE
Class A	4.25%
Class C	1.00%

In addition, certain financial intermediaries receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to participate in MFD’s promotional efforts and/or in recognition of their marketing support, administrative services, and/or transaction processing support, which may be made to the financial intermediary or its affiliate. This compensation from MFD is not reflected in the "Fees and Expenses" table in the fund's prospectus. MFD compensates financial intermediaries based on factors including, but not limited to, the distribution potential of the financial intermediary, the types of products and programs offered by the financial intermediary, eligibility for placement on the financial intermediary's preferred or recommended list, the financial and contractual terms with the financial intermediary, the level and/or type of marketing and administrative support provided by the financial intermediary, and the quality of the overall relationship with the financial intermediary. Additionally, MFD normally considers factors such as the level of assets attributable to the financial intermediary, the level of redemptions by the financial intermediary, the level of access to the financial intermediary's representatives and management, the ability to educate the representatives of the financial intermediary about the MFS funds, and the number of representatives of the financial intermediary potentially utilizing the MFS funds with their clients.

MFD makes these additional payments to financial intermediaries for marketing support and administrative services with respect to fund shares sold or held through the financial intermediary's distribution network and/or through programs such as retirement programs, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. MFD also makes payments to certain financial intermediaries to help offset the costs associated with client account maintenance support, statement preparation, and transaction processing. To the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and other applicable laws and regulations, MFD makes other payments or allows other promotional incentives or payments to financial intermediaries.

The types of payments described above are not exclusive and such payments can be significant to the financial intermediary. In addition, the compensation that financial intermediaries receive may vary by class of shares sold and among financial intermediaries. Depending upon the arrangements in place at any particular time, financial intermediaries may have a financial incentive to recommend a particular fund or share class when a less expensive option with the same or similar characteristics is available or to recommend MFS funds instead of other funds that generate less or no compensation for the financial intermediary. Likewise, such compensation could create incentives for the financial intermediary to hold an investment longer than might be appropriate, or conversely, to make more frequent exchanges or other transactions than might be necessary.

You can find further details in the SAI about the payments made by MFD and its affiliates and the services provided by financial intermediaries. Financial intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You should ask your financial intermediary for information about any payments it receives from MFD and its affiliates and any services it provides, as well as about fees and/or commissions it charges you. Financial intermediaries that sell fund shares may also act as a broker/dealer in connection with an MFS fund's purchase or sale of portfolio securities. However, the fund and MFS do not consider financial intermediaries’ sales of shares of an MFS fund as a factor when choosing broker/dealers to effect portfolio transactions for the MFS funds.

How To Purchase, Redeem, and Exchange Shares

You may purchase, redeem, and exchange shares of the fund in the manner described below. The fund is generally only available to U.S. residents with a valid U.S. tax identification number (and to certain other qualified investors). If you buy or sell shares of the fund through a retirement account, Section 529 tuition plan, or financial intermediary, the procedures for buying, selling, and exchanging shares of the fund and the features, policies, and fees may differ from those discussed in this prospectus. Investment minimums may be waived or reduced for certain types of investors and investments and your financial intermediary may have additional minimums.

How to Purchase Shares

Your shares will be bought at the offering price (the net asset value per share plus any applicable initial sales charge) next calculated after your purchase order is received in proper form. Your financial intermediary is responsible for transmitting your purchase order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any purchase order that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of purchase; contact MFSC if you have questions about your particular circumstances. Certain restrictions apply to the use of a transfer on death registration. You or your financial intermediary should contact MFSC to obtain a Transfer on Death registration form and for information regarding MFSC’s other requirements for transfer on death registrations. If payment for a purchase order is not received by the time required under applicable law, your purchase order may be cancelled and your financial intermediary could be liable for any costs or losses.

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders. The fund may stop offering shares completely, or may offer shares only on a limited basis, for a period of time or permanently.

The fund is required by law to obtain from you certain information that will be used to verify the identity of the account owner. If you do not provide the information, the fund will not be able to open your account. The fund must also take certain steps to verify that the account information you provide is correct.

Purchases of Class R1 and Class R2 shares are closed to new eligible investors. Existing eligible investors can make additional purchases and reinvest distributions in Class R1 and Class R2 shares in any account open. Existing eligible investors may also exchange their Class R1 and Class R2 shares for the same share class of another MFS fund, open new Class R1 and Class R2 share accounts in other MFS funds, or transfer some or all of the shares in their account to another account and such account will be treated as an open account. Subject to the approval of the fund’s Board of Trustees, the fund may in the future (i) close purchases of Class R1 and/or Class R2 shares to existing eligible investors; (ii) terminate and liquidate Class R1 and/or Class R2 shares; or (iii) convert Class R1 and/or Class R2 shares to another share class of the fund. Such actions may be undertaken without shareholder approval, but the fund expects to provide shareholders with at least 60 days’ notice before taking any such action.

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MFS Core Bond Fund

Class A and Class C Shares. You can establish an account by having your financial intermediary process your purchase or by contacting MFSC directly.

Purchases of Class C shares are subject to a total account value limitation at the time of purchase of $499,999. If your existing accounts for all share classes held with the MFS funds have a total value equal to $499,999 for Class C share purchases, you will not be able to purchase Class C shares. For the purpose of determining your total account value, existing accounts for all share classes held with the MFS funds that are linked under a Letter of Intent or Right of Accumulation will be included.

The fund or its agents may at their discretion accept a purchase request for Class C shares that would otherwise exceed the total account value limitation of $499,999 under certain circumstances, including purchases by certain types of group or sponsored retirement plans.

Class I Shares. You can establish an account through your MFD representative, by having your financial intermediary process your purchase, or by contacting MFSC directly.

Class R1, Class R2, Class R3, Class R4, and Class R6 Shares. You can establish an account through your financial intermediary or by contacting MFSC directly. For Class R6 investors, you can also establish your account through your MFD representative.

Additional Purchases

You may purchase additional shares through your financial intermediary or MFSC.

Additional Purchases Directly Through MFSC.

• Mail. You may purchase additional shares by mailing a check with your investment instructions to MFSC.

• Telephone. You may purchase additional shares by phone from your pre-designated bank account. You must elect this privilege on your account application or service application. Purchases via telephone are not available for certain types of accounts.

• Internet. You may purchase additional shares from a pre-designated bank account via the Internet at mfs.com (MFS Access). You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Purchases via the Internet are not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares, and certain types of accounts.

• Wire. To purchase additional shares by wire, call MFSC for instructions.

• Automatic Investment Plan. You may purchase additional shares by automatically investing a designated amount from your checking or savings account on any day of the month. You must elect this privilege on your account application or service application.

Additional Purchases Through Your Financial Intermediary. You can have your financial intermediary purchase shares on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

How to Redeem Shares

Your shares will be sold at the net asset value per share next calculated after your redemption order is received in proper form, minus any applicable CDSC and/or other fees. Your financial intermediary is responsible for transmitting your redemption order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any redemption request that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of redemption; contact MFSC if you have questions about your particular circumstances.

In certain circumstances, you will need to have your signature guaranteed and/or submit additional documentation to redeem your shares. In general, no signature guarantee is required for a redemption order for up to $100,000 that is signed by all owners or fiduciaries identified in the account registration, paid as registered, and mailed to the address of record. However, if you have changed your address of record within 30 days of your redemption order, a Medallion signature guarantee will generally be required. A Medallion signature guarantee will also generally be required if you want to send your redemption proceeds to a pre-designated bank account that was added or changed on your account within 30 days of your redemption order.

The fund typically processes your redemption proceeds, after your request is received in proper form, by the end of the next business day for payment by wire and payment processed through DTCC's Defined Contribution Clearance & Settlement System or Fund/SERV system (financial intermediaries can choose to have payments processed through the Fund/SERV system by the end of the second business day instead of the next business day), and by the end of the second business day for payment by check and Automated Clearing House. However, the fund may delay processing your redemption request for up to seven days. Under unusual circumstances, such as when the NYSE is closed, trading on the NYSE is restricted, or as permitted by the SEC, the fund may suspend redemptions or postpone payment for more than seven days.

If you recently purchased shares and subsequently request a redemption, redemption proceeds (other than in an exchange) for the shares you recently purchased will generally be delayed until money from such purchases sufficient to cover your redemption has been received and collected. Receiving and collecting payment can take up to seven business days after a purchase. You can avoid this delay by purchasing shares by wire transfer.

The fund typically expects to meet redemption requests by holding cash and/or cash equivalents, selling investments, and using overdraft provisions or lines of credit. The fund may also meet redemption requests by redeeming shares in kind for large redemptions or during stressed market conditions. If, during any 90-day period, you redeem shares in an amount greater than the lesser of $250,000 or 1% of fund net assets, and if MFS determines it to be feasible and appropriate, the fund may pay the redemption amount above such threshold by a distribution in kind of portfolio securities (redemption in kind). In the event that the fund makes a redemption in kind, you should expect to incur brokerage and other transaction charges when converting the securities to cash, and the securities will likely increase or decrease in value before you sell them.

You may redeem your shares either by having your financial intermediary process your redemption or by contacting MFSC directly.

Redeeming Directly Through MFSC.

• Mail. To redeem shares by mail, you can send a letter, or the applicable redemption form, to MFSC with the name of the fund, your account number, and the number of shares or dollar amount to be redeemed. MFSC currently charges a fee to send your proceeds via overnight mail.

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MFS Core Bond Fund

• Telephone. If a signature guarantee is not required, you can call MFSC to have shares redeemed from your account and proceeds mailed to the address of record on the account. MFSC currently charges a fee to send your proceeds via overnight mail. You can also call MFSC to have shares redeemed from your account and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application if you wish to have proceeds sent to your bank account. Telephone redemptions are not available for certain types of accounts.

• Internet. If a signature guarantee is not required, you can have shares redeemed from your account via the Internet at mfs.com (MFS Access) and the proceeds mailed to the address of record on the account. You can also have shares redeemed from your account via MFS Access and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Redemptions via the Internet are not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares, and certain types of accounts.

• Systematic Withdrawal Plan (not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares). If you have a balance of at least $5,000 in your account in the fund, you may elect to automatically receive (or designate someone else to receive) regular periodic payments (of at least $50 if by check) through an automatic redemption of such classes. The fund may terminate any Systematic Withdrawal Plan for an account if the value of the account falls below $5,000 as a result of share redemptions (other than as a result of a Systematic Withdrawal Plan). Please contact MFSC or your financial intermediary for details.

Redeeming Through Your Financial Intermediary. You can have your financial intermediary process a redemption on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

Signature Guarantee/Additional Documentation. If a Medallion signature guarantee is required, your signature may be guaranteed by an eligible bank, broker/dealer, credit union, national securities exchange, registered securities association, clearing agency, or savings association that participates in a Medallion program recognized by the Securities Transfer Association. MFSC may require additional documentation for certain types of registrations and under certain circumstances. Signature guarantees and this additional documentation shall be accepted in accordance with policies established by MFSC, and MFSC may, at its discretion, change and make certain exceptions to these requirements. Please contact MFSC with any questions and for the requirements for your particular situation.

Share Certificates. If certificates are outstanding for your shares, you may only redeem such shares by mailing the certificates to MFSC. Telephone, electronic, and systematic withdrawal plan redemptions and checkwriting are not available if certificates are outstanding for your shares.

Involuntary Redemptions. Because it is costly to maintain small accounts, the MFS funds have reserved the right to redeem your Class A, Class C, or Class I shares without your permission when your account contains less than $500 for any reason, including market fluctuation. Before the fund makes such a redemption, you will be notified and given 60 days to increase your investment to at least $500. Certain accounts are not subject to these provisions. Any applicable CDSC will be waived for shares redeemed due to the small size of a shareholder's account.

In addition, the MFS funds have reserved the right to redeem your shares without your permission in cases of threatening conduct or suspicious, fraudulent, or illegal activity. Any applicable CDSC will be assessed upon redemption of your shares.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund.

Exchange Privilege. You can exchange your shares for shares of the same class, if available, of most other MFS funds at their respective net asset values by having your financial intermediary process your exchange request or by contacting MFSC directly.

You can exchange your Class A shares and your Class I shares for shares of MFS U.S. Government Money Market Fund, if available, according to the terms of such fund’s prospectus.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC.

You should read the prospectus of the MFS fund into which you are exchanging and consider the differences in investment objectives, policies, and risks, and in fees and expenses, before making an exchange. The exchange privilege may be changed or discontinued at any time, and all exchanges are subject to certain limitations and the MFS funds’ policies concerning disruptive trading practices, which are designed to protect the funds and their shareholders from the harmful effects of frequent trading. No more than ten exchanges may be made in any one exchange request by telephone.

The MFS funds allow certain financial intermediaries to place exchange orders on behalf of a group of their discretionary investment advisory clients (“group exchange orders”). As with any exchange request, the funds and their agents reserve the right to reject any group exchange order, and the funds’ agents will generally reject any group exchange order received by the funds or their agents after 1 p.m., Eastern time. In addition, MFD has agreements with certain financial intermediaries which set forth the terms and conditions under which group exchange orders may be placed by these financial intermediaries. These conditions may be more restrictive than those applicable to individual exchange orders, and may include the requirement to provide the funds or their agents with advance notice of group exchange orders.

Automatic Exchange Plan (not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares). If you have a balance of at least $2,000 in your account in the fund, you may participate in the automatic exchange plan, a dollar-cost averaging program. This plan permits you to make automatic periodic exchanges from your account in the fund for shares of the same class of other MFS funds. Exchanges will generally be made at net asset value without any sales charges; however, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares.

Disruptive Trading

General Purchase and Exchange Limitation Policy. The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In the event that MFSC rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be

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MFS Core Bond Fund

processed. Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC's judgment, in consultation with MFS, as appropriate, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

Disruptive Trading Risks. To the extent that the MFS funds or their agents are unable to curtail disruptive trading practices in a fund (e.g., disruptive frequent trading) or to the extent there are large or frequent redemptions in a fund, these purchases and/or redemptions can interfere with the efficient management of the fund's portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

In addition, to the extent that the fund invests in foreign securities, the interests of long-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the time the fund determines its net asset value. The fund’s use of fair valuation can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that the fund’s fair valuation policies and procedures will prevent dilution of the fund’s net asset value by short-term traders.

To the extent that the fund invests in securities that trade infrequently or are difficult to value, such as the securities of smaller companies, high yield debt instruments, and floating rate loans, the interests of long-term shareholders may be diluted as a result of price arbitrage, a short-term trading strategy that seeks to exploit perceived pricing inefficiencies in the fund’s investments. Such short-term trading strategies may interfere with efficient management of the fund's portfolio to a greater degree than funds that invest in more frequently traded or liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Frequent Trading. The fund is not intended to serve as a vehicle for frequent trading. The Board of Trustees of the fund has adopted the purchase and exchange limitation policy described below, which it believes is reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce this policy, subject to oversight by the Board of Trustees. The fund may alter its policies at any time without notice to shareholders.

MFSC will generally restrict, reject or cancel purchase and exchange orders into the fund if MFSC determines that an accountholder has made two exchanges, each in an amount of $25,000 or more, out of an account in the fund during a calendar quarter (“two exchange limit”). This policy does not apply to Section 529 tuition plans and MFS money market funds, or to exchanges initiated by a retirement plan trustee or sponsor rather than by a plan participant, and other similar non-discretionary exchanges (e.g., in connection with fund mergers/acquisitions/liquidations). MFSC may make exceptions to this policy if, in its judgment, the transaction does not represent frequent trading activity, such as purchases made through systematic purchase plans (but not systematic exchange plans), payroll contributions, or distribution investment programs. In applying this policy, MFSC considers the information available to it at the time and reserves the right to consider trading effected through multiple accounts that are under common ownership, control, or influence to be trading out of a single account.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the accountholder (e.g., an accountholder who on the same day exchanges $26,000 from the fund into two other MFS funds, by exchanging $13,000 into each of the two MFS funds, will be viewed as having made one exchange transaction exceeding $25,000 in value).

Omnibus accounts, in which shares are held in the name of a financial intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among certain financial intermediaries such as brokers, retirement plans, investment advisers, and insurance companies.

Financial intermediaries are required to reject any purchase or exchange orders in the fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading (“Waived Financial Intermediary”). With respect to Waived Financial Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the fund by the customers of such Waived Financial Intermediary, including requesting underlying shareholder account data more frequently than from other financial intermediaries.

With respect to omnibus accounts that provide MFSC with underlying shareholder data daily, MFSC will apply the two exchange limit directly to underlying shareholders. For all other accounts which MFSC determines are omnibus accounts, MFSC will apply the two exchange limit to the omnibus account itself. Applying the two exchange limit to the omnibus account itself will not necessarily detect violations of the two exchange limit by underlying shareholders. If the financial intermediary associated with an omnibus account that has triggered the two exchange limit demonstrates to MFSC, as determined in MFSC’s sole discretion, that no single underlying shareholder triggered the two exchange limit, then MFSC will remove any restrictions, rejections, or cancellations imposed on the account. If the financial intermediary demonstrates to MFSC that a single underlying shareholder triggered the two exchange limit and that the financial intermediary itself will apply applicable restrictions, rejections, or cancellations to that underlying shareholder, MFSC will likewise remove any restrictions, rejections, or cancellations imposed on the omnibus account. Otherwise, MFSC will continue to apply the two exchange limit to the omnibus account.

Certain financial intermediaries may use procedures to restrict frequent trading by their customers who invest in the fund while others may not employ any procedures to restrict frequent trading. Such procedures, if any, may be less restrictive than the fund’s purchase and exchange limitation policy, may permit transactions not permitted by the fund’s purchase and exchange limitation policy, including transactions in excess of the two exchange limit, and/or may prohibit transactions not subject to the fund’s purchase and exchange limitation policy. You should consult your financial intermediary about any restrictions it imposes on frequent trading.

There is no assurance that MFSC will be able to detect or prevent frequent trading. Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for detecting frequent trading, including reviewing transactions (including exchanges) that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that

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MFS Core Bond Fund

occur close in time to other transactions in the same account or in multiple accounts that are under common ownership, control, or influence. Any or all of these parameters (including those not listed) may change at any time. If MFSC detects suspicious trading activity at the omnibus account level, it will contact the financial intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading that is disruptive to a fund. However, the underlying shareholder data received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If disruptive frequent trading is identified, MFSC will take appropriate action, such as requesting the financial intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the financial intermediary. In reviewing trading activity, MFSC may determine that certain transactions entered into for legitimate purposes do not represent frequent trading activity that is disruptive to a fund.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts. MFSC expects to request underlying shareholder data based on its assessment of the likelihood of frequent trading by underlying shareholders among other factors. MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other financial intermediaries. There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

Other Considerations

Unauthorized Transactions. MFS will not be responsible for losses that result from unauthorized transactions unless MFSC does not follow procedures reasonably designed to verify your identity. If an account has more than one owner or authorized person, MFSC will accept telephone and online instructions from any one owner or authorized person, except MFSC will require instructions for a redemption from all trustees of trust accounts registered with multiple trustees. It is important that you contact MFSC immediately about any transactions made through MFSC you believe to be unauthorized.

Ability to Contact MFSC. Certain methods of contacting MFSC, such as by mail, telephone, or electronically, may be unavailable or delayed (for example, after natural disasters, during periods of significant/major political, social, or economic instability, or in the event of a cybersecurity incident).

Unclaimed Accounts and Uncashed Checks. If your account has no activity for a certain period of time, mail sent to you on behalf of the fund is returned by the post office, and/or you fail to cash a check associated with your account within a certain period of time, the fund may be required to transfer your account and any assets related to uncashed checks to the appropriate state under unclaimed property rules that provide for transfer to the state (also known as “escheatment”) of unclaimed property. To avoid such action, it is important to keep your account address up to date, periodically communicate with the fund, MFSC, or your financial intermediary, and cash checks associated with your account in a timely manner. If you invest in a fund through a financial intermediary, we encourage you to contact the financial intermediary regarding applicable state unclaimed property laws. Please check your state’s unclaimed or abandoned property website for specific information. When a traditional IRA account is transferred to a state as abandoned property, the Internal Revenue Service (the IRS) considers the transfer a taxable distribution subject to U.S. federal income tax withholding and reporting. The fund and MFSC will not be liable to shareholders or their representatives for good faith compliance with abandoned property laws.

Reservation of Other Rights. In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws, and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Anti-Money Laundering Restrictions. U.S. law requires the fund to implement policies and procedures reasonably designed to prevent, detect, and report money laundering and other illegal activity. The fund, consistent with applicable U.S. law, may redeem your shares and close your account; suspend, restrict, or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if MFSC is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures. Any applicable CDSC will be assessed upon redemption of your shares.

Confirmations in Quarterly Statements. Transactions made under certain periodic investment and withdrawal programs (including reinvestment plans) will be confirmed on quarterly account statements.

Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the fund does not transact purchase and redemption orders. To the extent the fund's assets are traded in other markets on days when the fund does not price its shares, the value of the fund's assets will likely change when you will not be able to purchase or redeem shares of the fund.

To determine net asset value, the fund’s investments for which reliable market quotations are readily available are valued at market value, and funds in which the fund invests are generally valued at their net asset value per share. Certain short term debt instruments may be valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments to MFS pursuant to the fund's valuation policy and procedures approved by the Board of Trustees. The Board of Trustees has designated MFS as the "valuation designee" of the fund. As valuation designee, MFS will determine the fair value, in good faith, of securities and other instruments held by the fund for which market quotations are not readily available and, among other things, will assess and manage material risks associated with fair value determinations, select, apply, and test fair value methodologies, and oversee and evaluate pricing services used in

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MFS Core Bond Fund

valuing the fund's investments. If MFS determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by MFS in accordance with the fair valuation policy and procedures adopted by MFS.

Under the fund's valuation policy and procedures, market quotations are not considered to be readily available for debt instruments and many types of derivatives. These investments are generally valued at fair value as determined by MFS based on information from third-party pricing services or otherwise determined by MFS in accordance with its fair valuation policy and procedures. These valuations can be based on both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads, and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but the fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions.

In addition, investments may be valued at fair value if MFS determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. MFS generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost, and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment.

The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Distributions

The fund intends to declare and pay any dividends to shareholders at least monthly.

Any capital gains are distributed at least annually.

Distribution Options

The following distribution options are generally available for Class A, Class C, and Class I shares:

• Dividend and capital gain distributions automatically reinvested in additional shares (this option will be assigned if no other option is specified);

• Dividend distributions in cash; capital gain distributions automatically reinvested in additional shares;

• Dividend and capital gain distributions in cash; or

• Dividend and capital gain distributions automatically reinvested into the same class of shares of another MFS fund.

Not all options are available for every class or every account.

Dividends and capital gain distributions for Class R1, Class R2, Class R3, Class R4, and Class R6 shares can only be reinvested in additional shares of the fund, except with respect to Class R6 shares, (i) certain institutional shareholders, (ii) shareholders who purchase shares through brokerage programs of certain financial intermediaries, and (iii) shareholders who purchase shares through asset-based fee programs of certain financial intermediaries may elect any of the other distribution options described above.

The distribution option for accounts with dividend distributions of less than $10 generally will be changed to reinvestment in additional shares of the fund. If you have elected to receive distributions in cash, and the postal service is unable to deliver checks to your address of record, or you do not respond to mailings from MFSC with regard to uncashed distribution checks, your distribution option may be converted to having all distributions reinvested in additional shares. You should contact MFSC to change your distribution option, and your request to do so must be received by MFSC before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund will have on your particular tax situation, including possible U.S. federal, state, and local and non-U.S. taxes. This discussion does not apply to shares of the fund held through tax-advantaged accounts such as retirement plans or by shareholders that are not "United States persons" under the Internal Revenue Code of 1986, as amended (the Internal Revenue Code).

The fund expects to distribute substantially all of its income and gains annually. Distributions from the fund are taxable whether you receive them in cash or reinvest them in additional shares. If you buy shares when the fund has realized but not yet distributed ordinary income or capital gains, you will pay full price for the shares and then receive a portion back as a taxable distribution if you continue to hold the shares through that distribution’s record date.

Any gain resulting from the redemption, sale, or exchange of your shares will generally also be subject to tax.

For U.S. federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the fund owned or is deemed to have owned the investments that generated them, rather than how long you have owned your shares of the fund. Distributions of gains from the sale of investments that the fund owned for more than one year and that are properly reported by the fund as capital gain dividends will be treated as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. Distributions of gains from the sale of investments that the fund owned for one year or less will be taxable as ordinary income. If some or all of the fund’s income derives from “qualified dividend income” and if you are an individual who meets holding period and other requirements with respect to the fund’s shares, those distributions that are properly reported by the fund as derived from qualified dividend income are taxed to you at the reduced rates applicable to net capital gains. The fund does not expect a significant portion of fund distributions to be derived from qualified dividend income.

The fund's investments in derivatives may subject the fund to special tax rules that can affect the amount, timing or character of fund income and distributions to shareholders. The fund’s investments in certain debt instruments may cause the fund to

18

MFS Core Bond Fund

recognize income in excess of the cash generated by such instruments. Thus, the fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

A 3.8% Medicare contribution tax is generally imposed on distributions paid by the fund (other than exempt-interest dividends, if any) to, and net gains recognized on the sale, redemption, exchange, or other taxable disposition of shares of the fund by certain individuals, estates, and trusts to the extent their income exceeds certain threshold amounts.

The fund's investments in foreign securities may be subject to foreign withholding or other taxes, which will decrease the fund's return on those securities; you generally are not expected to be eligible to claim a credit (or a deduction) for such amounts on your U.S. federal income tax return.

The IRS Form 1099 that is provided to you early each year details your distributions from the fund and how they are treated for U.S. federal tax purposes, and cost basis information for shares purchased on or after January 1, 2012, that you redeemed, sold, or exchanged. Our default method for calculating cost basis is average cost basis. More information about other cost basis methods and a cost basis selection/change form is available on mfs.com. If your account is held by your financial intermediary, you must contact your financial intermediary to obtain information about available cost basis methods and cost basis elections for your account.

Information about the Summary Prospectus, Prospectus, and SAI

The summary prospectus, prospectus, and SAI for a fund provide information concerning the fund. The summary prospectus, prospectus, and SAI are updated at least annually and any information provided in a summary prospectus, prospectus, or SAI can be changed without a shareholder vote unless specifically stated otherwise. The summary prospectus, prospectus, and SAI are not contracts between the fund and its shareholders and do not give rise to any contractual rights or obligations or any shareholder rights other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Provision of Shareholder Reports and Summary Prospectuses

The fund produces shareholder reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one paper copy of the fund’s annual and semiannual shareholder report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Additional Information on Fees and Expenses and Performance

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund's most recently completed fiscal year expressed as a percentage of a class' average net assets during the period. Annual fund operating expenses have not been adjusted to reflect the fund's current asset size. In general, annual fund operating expenses, expressed as a percentage of a class' average net assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

Performance Information

All performance information shown in the “Class A Bar Chart” and the “Performance Table” reflects any applicable fee reductions and waivers and expense reimbursements in effect during the periods shown; without these, the performance would have been lower.

From time to time, the fund may receive proceeds from litigation settlements, without which performance would be lower.

19

MFS Core Bond Fund

Financial Highlights

The financial highlights are intended to help you understand a fund’s financial performance for the past five years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, is filed with the SEC on Form N-CSR and is available online at funds.mfs.com and upon request by contacting MFSC (please see back cover for address and telephone number). The fund’s independent registered public accounting firm is Ernst & Young LLP.

Class A	Year ended
	4/30/26	4/30/25	4/30/24	4/30/23 (c)
Net asset value, beginning of period	$9.62	$9.33	$9.86	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.40	$0.41	$0.41	$0.32
Net realized and unrealized gain (loss)	(0.02)	0.31	(0.51)	(0.15)
Total from investment operations	$0.38	$0.72	$(0.10)	$0.17
Less distributions declared to shareholders
From net investment income	$(0.43)	$(0.43)	$(0.43)	$(0.31)
Net asset value, end of period (x)	$9.57	$9.62	$9.33	$9.86
Total return (%) (r)(s)(t)(x)	3.97	7.80	(1.00)	1.75(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	1.51	1.27	1.59(a)
Expenses after expense reductions (f)	0.61	0.61	0.61	0.60(a)
Net investment income (loss)	4.12	4.24	4.31	3.85(a)
Portfolio turnover rate	110	139	100	129(n)
Net assets at end of period (000 omitted)	$4,345	$3,417	$2,643	$947
Supplemental Ratios (%):
Portfolio turnover rate (excluding TBA transactions) (e)	35	40	53	N/A

Class C	Year ended
	4/30/26	4/30/25	4/30/24	4/30/23 (c)
Net asset value, beginning of period	$9.61	$9.32	$9.85	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.33	$0.34	$0.34	$0.26
Net realized and unrealized gain (loss)	(0.02)	0.31	(0.51)	(0.16)
Total from investment operations	$0.31	$0.65	$(0.17)	$0.10
Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.36)	$(0.36)	$(0.25)
Net asset value, end of period (x)	$9.57	$9.61	$9.32	$9.85
Total return (%) (r)(s)(t)(x)	3.29	7.01	(1.71)	1.06(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.34	2.26	2.02	3.12(a)
Expenses after expense reductions (f)	1.36	1.36	1.37	1.35(a)
Net investment income (loss)	3.38	3.49	3.56	3.12(a)
Portfolio turnover rate	110	139	100	129(n)
Net assets at end of period (000 omitted)	$1,060	$1,185	$1,051	$391
Supplemental Ratios (%):
Portfolio turnover rate (excluding TBA transactions) (e)	35	40	53	N/A

20

MFS Core Bond Fund

Class I	Year ended
	4/30/26	4/30/25	4/30/24	4/30/23 (c)
Net asset value, beginning of period	$9.63	$9.33	$9.86	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.42	$0.43	$0.44	$0.35
Net realized and unrealized gain (loss)	(0.02)	0.32	(0.51)	(0.16)
Total from investment operations	$0.40	$0.75	$(0.07)	$0.19
Less distributions declared to shareholders
From net investment income	$(0.45)	$(0.45)	$(0.46)	$(0.33)
Net asset value, end of period (x)	$9.58	$9.63	$9.33	$9.86
Total return (%) (r)(s)(t)(x)	4.22	8.17	(0.76)	1.95(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.30	1.26	1.03	1.36(a)
Expenses after expense reductions (f)	0.36	0.36	0.36	0.35(a)
Net investment income (loss)	4.37	4.50	4.56	4.19(a)
Portfolio turnover rate	110	139	100	129(n)
Net assets at end of period (000 omitted)	$204	$328	$466	$445
Supplemental Ratios (%):
Portfolio turnover rate (excluding TBA transactions) (e)	35	40	53	N/A

Class R1	Year ended
	4/30/26	4/30/25	4/30/24	4/30/23 (c)
Net asset value, beginning of period	$9.62	$9.33	$9.86	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.33	$0.34	$0.34	$0.25
Net realized and unrealized gain (loss)	(0.02)	0.31	(0.51)	(0.15)
Total from investment operations	$0.31	$0.65	$(0.17)	$0.10
Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.36)	$(0.36)	$(0.24)
Net asset value, end of period (x)	$9.58	$9.62	$9.33	$9.86
Total return (%) (r)(s)(t)(x)	3.30	6.99	(1.74)	1.09(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.35	2.25	2.03	2.20(a)
Expenses after expense reductions (f)	1.36	1.36	1.36	1.35(a)
Net investment income (loss)	3.38	3.49	3.56	2.97(a)
Portfolio turnover rate	110	139	100	129(n)
Net assets at end of period (000 omitted)	$66	$64	$60	$51
Supplemental Ratios (%):
Portfolio turnover rate (excluding TBA transactions) (e)	35	40	53	N/A

21

MFS Core Bond Fund

Class R2	Year ended
	4/30/26	4/30/25	4/30/24	4/30/23 (c)
Net asset value, beginning of period	$9.62	$9.34	$9.86	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.38	$0.38	$0.39	$0.29
Net realized and unrealized gain (loss)	(0.02)	0.31	(0.50)	(0.14)
Total from investment operations	$0.36	$0.69	$(0.11)	$0.15
Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.41)	$(0.41)	$(0.29)
Net asset value, end of period (x)	$9.58	$9.62	$9.34	$9.86
Total return (%) (r)(s)(t)(x)	3.81	7.41	(1.15)	1.52(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.85	1.76	1.53	1.70(a)
Expenses after expense reductions (f)	0.86	0.86	0.86	0.85(a)
Net investment income (loss)	3.88	3.99	4.06	3.47(a)
Portfolio turnover rate	110	139	100	129(n)
Net assets at end of period (000 omitted)	$56	$54	$50	$51
Supplemental Ratios (%):
Portfolio turnover rate (excluding TBA transactions) (e)	35	40	53	N/A

Class R3	Year ended
	4/30/26	4/30/25	4/30/24	4/30/23 (c)
Net asset value, beginning of period	$9.62	$9.34	$9.86	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.40	$0.41	$0.41	$0.31
Net realized and unrealized gain (loss)	(0.01)	0.30	(0.50)	(0.14)
Total from investment operations	$0.39	$0.71	$(0.09)	$0.17
Less distributions declared to shareholders
From net investment income	$(0.43)	$(0.43)	$(0.43)	$(0.31)
Net asset value, end of period (x)	$9.58	$9.62	$9.34	$9.86
Total return (%) (r)(s)(t)(x)	4.07	7.68	(0.90)	1.74(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60	1.51	1.28	1.45(a)
Expenses after expense reductions (f)	0.61	0.62	0.61	0.60(a)
Net investment income (loss)	4.13	4.23	4.31	3.71(a)
Portfolio turnover rate	110	139	100	129(n)
Net assets at end of period (000 omitted)	$88	$78	$50	$51
Supplemental Ratios (%):
Portfolio turnover rate (excluding TBA transactions) (e)	35	40	53	N/A

22

MFS Core Bond Fund

Class R4	Year ended
	4/30/26	4/30/25	4/30/24	4/30/23 (c)
Net asset value, beginning of period	$9.63	$9.34	$9.86	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.42	$0.43	$0.44	$0.33
Net realized and unrealized gain (loss)	(0.02)	0.31	(0.50)	(0.14)
Total from investment operations	$0.40	$0.74	$(0.06)	$0.19
Less distributions declared to shareholders
From net investment income	$(0.45)	$(0.45)	$(0.46)	$(0.33)
Net asset value, end of period (x)	$9.58	$9.63	$9.34	$9.86
Total return (%) (r)(s)(t)(x)	4.22	8.06	(0.65)	1.95(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.35	1.26	1.03	1.20(a)
Expenses after expense reductions (f)	0.36	0.37	0.36	0.35(a)
Net investment income (loss)	4.38	4.49	4.56	3.96(a)
Portfolio turnover rate	110	139	100	129(n)
Net assets at end of period (000 omitted)	$57	$55	$51	$51
Supplemental Ratios (%):
Portfolio turnover rate (excluding TBA transactions) (e)	35	40	53	N/A

Class R6	Year ended
	4/30/26	4/30/25	4/30/24	4/30/23 (c)
Net asset value, beginning of period	$9.63	$9.34	$9.86	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.43	$0.44	$0.44	$0.34
Net realized and unrealized gain (loss)	(0.03)	0.31	(0.50)	(0.15)
Total from investment operations	$0.40	$0.75	$(0.06)	$0.19
Less distributions declared to shareholders
From net investment income	$(0.45)	$(0.46)	$(0.46)	$(0.33)
Net asset value, end of period (x)	$9.58	$9.63	$9.34	$9.86
Total return (%) (r)(s)(t)(x)	4.25	8.10	(0.62)	1.97(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.32	1.22	1.00	1.18(a)
Expenses after expense reductions (f)	0.33	0.33	0.33	0.33(a)
Net investment income (loss)	4.41	4.52	4.59	3.99(a)
Portfolio turnover rate	110	139	100	129(n)
Net assets at end of period (000 omitted)	$28,043	$26,910	$24,828	$24,992
Supplemental Ratios (%):
Portfolio turnover rate (excluding TBA transactions) (e)	35	40	53	N/A

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, June 22, 2022, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(e)	Portfolio turnover rate (excluding TBA transactions) is disclosed beginning with the period ending April 30, 2024.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

23

MFS Core Bond Fund

Appendix A - Waivers and Reductions of Sales Charges

This Appendix sets forth the various circumstances in which the initial sales charge (ISC) and/or the CDSC is waived or reduced for the MFS funds’ share classes. The waivers and reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction. Financial intermediaries may have different policies and procedures regarding the availability of ISC or CDSC waivers, which are discussed below. In all instances, it is your responsibility to notify your financial intermediary or MFSC at the time of purchase of any relationship or other facts qualifying you for sales charge waivers or reductions. For waivers and reductions not available through a particular financial intermediary, shareholders will have to purchase fund shares through another financial intermediary or directly from the fund to receive these waivers or reductions. You should contact your financial intermediary or MFSC if you have questions on the waivers and reductions that apply to your account and/or transaction type, including whether your account is maintained at an omnibus level with the fund by your financial intermediary. The following Categories of waivers and reductions apply:

• Merrill Lynch (Merrill) – If Merrill is the record owner of your shares and/or broker of record on your account and the account is maintained at an omnibus level by Merrill with the fund, Category II waivers apply.

• Ameriprise Financial – If Ameriprise Financial is the record owner and/or broker of record on your account invested in Class A shares and the account is maintained at an omnibus level by Ameriprise Financial with the fund, Category III waivers apply.

• Morgan Stanley – If Morgan Stanley is the record owner and/or broker of record on your account invested in Class A shares of the fund and the account is a Morgan Stanley Wealth Management transactional brokerage account maintained at an omnibus level by Morgan Stanley with the fund, Category IV waivers apply.

• Raymond James – If you are invested in shares of the fund through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, and the account is maintained at an omnibus level by Raymond James with the fund, Category V waivers apply.

• Janney Montgomery Scott LLC (Janney) – If you are invested in shares of the fund through an account maintained at an omnibus level by or on behalf of Janney with the fund, Category VI waivers apply.

• Edward Jones – If you are invested in shares of the fund through an Edward Jones platform or account maintained at an omnibus level by Edward Jones with the fund, Category VII waivers apply.

• D.A. Davidson & Co. (D.A. Davidson) – If you are invested in shares of the fund through a D.A. Davidson platform or account maintained at an omnibus level by or on behalf of D.A. Davidson with the fund, Category VIII waivers apply.

• Baird – If you are invested in shares through a Baird platform or account maintained at an omnibus level by or on behalf of Baird with the fund, Category IX waivers apply.

• J.P. Morgan Securities LLC – If you are invested in shares of the fund through an applicable J.P. Morgan Securities LLC brokerage account, Category X waivers apply.

• Stifel, Nicolaus & Company, Incorporated (Stifel) – If you are invested in shares of the fund through an applicable Stifel brokerage account, Category XI waivers apply.

• Wells Fargo Clearing Services, LLC and Wells Fargo Advisors Financial Network, LLC (collectively, "Wells Fargo Advisors") – If you are invested in shares of the fund through an applicable Wells Fargo Advisors brokerage account, Category XII waivers apply.

• All Others – Category I waivers apply to other accounts and transactions that do not otherwise fall under Category II – XII.

Not all MFS funds offer each share class. In order to qualify for a sales charge waiver or reduction, you must advise MFSC or your financial intermediary that you are eligible for the waiver at the time of purchase and/or redemption. The fund, MFS, and their affiliates reserve the right to eliminate, modify, and add waivers and reductions of sales charges at any time at their discretion.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect prior to an exchange based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC. If you exchange your shares out of MFS U.S. Government Money Market Fund or MFS U.S. Government Cash Reserve Fund into Class A shares of any other MFS fund, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares. You will not pay the initial sales charge if:

• the shares exchanged from either MFS fund were acquired by an exchange from any other MFS fund;

• the shares exchanged from either MFS fund were acquired by automatic investment of distributions from any other MFS fund; or

• the shares being exchanged would have, at the time of purchase, been eligible for purchase at net asset value had you invested directly in the MFS fund into which the exchange is being made.

In addition, transfers, rollovers, or other transactions from an account to a second account that purchases shares of the same class of the same fund or another MFS fund will not be charged the CDSC or ISC, as applicable, provided that the redemption order from the first account and the purchase order for the second account are combined into a single order for the transfer, rollover, or other transaction, and MFSC has available to it the necessary information about the CDSC applicable to the first account. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the fund in the first account and the original purchase date of the shares subject to the CDSC. You should contact your financial intermediary or MFSC if you have questions on the sales charge waivers and reductions that apply in a transfer between accounts, including whether MFSC has the required information.

The CDSC may be waived from time to time pursuant to Conduct Rule 2341 of FINRA.

With respect to MFS Municipal Income Fund, all references to Class A shares shall also apply to Class A1 shares and all references to Class B shares shall also apply to Class B1 shares.

A-1

MFS Core Bond Fund

WAIVERS AND REDUCTIONS

Financial Intermediary Category I

Eligible Accounts: Accounts that are not Eligible for Financial Intermediary Categories II – XII

As used below, the term “ESP” refers to employer sponsored plans; the term “SRO” refers to salary reduction only plans; the term “Employer Retirement Plans” includes 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level; the term “IRA” refers to traditional, Roth, rollover, SEP and SIMPLE IRAs; the term “ERISA” refers to the Employment Retirement Income Security Act of 1974, as amended.

GENERAL WAIVERS

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√	√	√
Shares acquired by automatic reinvestment of distributions of dividends and capital gains of any MFS fund into the same class of shares of another MFS fund.	√	√	√	√
B. Affiliates of Funds/Certain Financial Advisers
Shares acquired by officers, eligible directors, employees (including former employees), and agents of MFS, Sun Life Financial, or any of their subsidiary companies.	√	√	√	√
Shares acquired by trustees and former trustees of any investment company for which MFD serves as distributor.	√	√	√	√
Shares acquired by employees, directors, partners, officers, and trustees of any subadvisor to any MFS fund.	√	√	√	√

Shares acquired by certain family members of any such individual identified above and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√

Shares acquired by employees or registered representatives (including former employees) of financial intermediaries that have a selling agreement with MFD or an employee’s spouse (or legal equivalent under applicable state law) or employee’s children under the age of 21. For employees or registered representatives of such financial intermediaries who established an account with MFS prior to May 1, 2006, shares acquired by certain family members of employees or registered representatives of financial intermediaries and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√
Shares acquired by institutional clients of MFS or MFS Institutional Advisors, Inc.	√	√	√	√
C. Involuntary Redemptions
Shares redeemed at a fund’s direction due to the small size of a shareholder’s account.		√	√	√
D. Investment of Proceeds From Certain Redemptions of Class I Shares

The initial sales charge imposed on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class A shares, are waived with respect to Class A shares acquired of any MFS fund through the immediate reinvestment of the proceeds of a redemption of Class I shares of any MFS fund.

	√	√
E. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A shares, whichever is later).

		√	√	√

A-2

MFS Core Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
F. Death of Owner

Shares redeemed on account of the death of the account owner (e.g., shares redeemed by the estate or any transferee of the shares from the estate) if the shares were held solely in the deceased individual’s name, or for the benefit of the deceased individual.

		√	√	√
G. Disability of Owner

Shares redeemed on account of the disability of the account owner if shares are held either solely or jointly in the disabled individual’s name or for the benefit of the disabled individual (in which case a disability certification form is required to be submitted to MFSC), or shares redeemed on account of the disability of the 529 account beneficiary.

		√	√	√
H. Asset-Based Fee Programs
Shares acquired by investors who purchase shares through asset-based fee programs available through financial intermediaries.	√	√
I. Insurance Company Separate Accounts
Shares acquired by insurance company separate accounts.	√	√
J. No Commissions Paid
Shares redeemed where MFD has not paid an up-front commission with respect to the sale of the shares, provided that such arrangement meets certain conditions established by MFD from time to time.		√	√	√
K. Conversions
In connection with a conversion from Class A shares to Class I shares of the same fund.		√
In connection with a conversion from Class A shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.		√
In connection with a conversion from Class B shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.			√
In connection with a conversion from Class C shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.				√
In connection with a conversion from Class I shares to Class A shares of the same fund.	√	√
In connection with an automatic conversion from Class B shares to Class A shares of the same fund.	√	√
In connection with an automatic conversion from Class C shares to Class A shares of the same fund.	√	√

In connection with a conversion from Class C shares to Class A shares of the same fund if the shareholder's financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD.

	√	√		√
L. Exchanges
The initial sales charge imposed on purchases of Class A shares is waived on shares purchased pursuant to an Automatic Exchange Plan.	√
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased by exchange from another MFS fund.	√
M. Reinstatement Privilege
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased pursuant to the Reinstatement Privilege as described below.	√
N. Large Purchases

The initial sales charge imposed on purchases of Class A shares is waived for purchases in excess of the maximum breakpoint amount described under "Description of Share Classes – Sales Charges and Waivers and Reductions" in the fund's prospectus.

Letter of Intent or Right of Accumulation provisions may apply for purposes of determining purchase amount as described below.

√

A-3

MFS Core Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
O. Miscellaneous

In connection with settlements reached between certain broker/dealers and FINRA, the SEC, and/or other regulatory bodies regarding sales of Class B and Class C shares in excess of certain dollar thresholds, the fund will, at times, permit shareholders who are clients of these firms to redeem Class B and Class C shares of the fund and concurrently purchase Class A shares without paying an initial sales charge.

	√	√
P. Self-Directed Brokerage Account Platforms (Class A shares only)

Shares acquired through a self-directed brokerage account platform (that may or may not charge a transaction fee to investors) offered by a financial intermediary who has entered into an agreement with MFD to offer fund shares through such platform. As of the date of the fund's prospectus, the following financial intermediaries had entered into an agreement with MFD to offer fund shares through such a platform: Charles Schwab & Co. Inc.; E*TRADE Securities LLC; Fidelity Brokerage Services LLC; GWFS Equities, Inc.; J.P. Morgan Securities LLC; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Morgan Stanley Smith Barney LLC; National Financial Services LLC; Nationwide Financial Services, Inc.; Nationwide Securities LLC; and Vanguard Marketing Corporation.

	√	√

Q. LPL Mutual Funds Only Platform (Class A shares only)
Shares acquired through the Mutual Fund Only Platform or other similar platform offered by LPL Financial LLC who has entered into an agreement with MFD to offer fund shares through such platform.	√	√

WAIVERS FOR RETIREMENT PLANS

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. General Waivers
Employer Retirement Plans.	√	√

In connection with a direct rollover of units from the MFS 529 Savings Plan to a Roth IRA held directly with MFSC pursuant to Section 126 of the SECURE 2.0 Act. Transfers of holdings of MFS Funds to a Roth IRA held with a brokerage firm or other financial intermediary and not established through MFSC are subject to the policies of such brokerage firm or financial intermediary which may differ with respect to such rollovers.

√
B. Benefit Responsive Waivers
Distributions made from an IRA, SAR-SEP, or a 403(b) SRO Plan pursuant to Section 72(t) of the Internal Revenue Code of 1986, as amended.		√	√	√
Death, disability, or retirement of 401(a) or ESP Plan participant, or death or disability of IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant.		√	√	√

Eligible participant distributions, such as distributions due to death, disability, financial hardship, retirement, and termination of employment from nonqualified deferred compensation plans (excluding, however, a termination of a plan).

		√	√	√
Loan from 401(a) or ESP Plan.		√	√	√
Financial hardship (as defined in U.S. Treasury Department Regulation Section 1.401(k)-l(d)(2), as amended from time to time) for 401(a) Plans and ESP Plans.		√	√	√
Termination of employment of 401(a) or ESP Plan participant (excluding, however, a termination of the Plan).		√	√	√
Tax-free return of excess 401(a) Plan, ESP Plan, IRA, or SAR-SEP contributions.		√	√	√
Certain involuntary redemptions and redemptions in connection with certain automatic withdrawals from a 401(a) Plan.		√	√	√

Required minimum distributions pursuant to Internal Revenue Code rules made on or after the 401(a) Plan participant, ESP Plan participant, IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant, as applicable, has attained the age at which such distributions are required under Internal Revenue Code rules.

		√	√	√

A-4

MFS Core Bond Fund

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period (36 months for shareholders with an LOI entered into prior to February 1, 2023, with a $1 million commitment) and investments in the MFS 529 Savings Plan. Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

For each purchase you make under the LOI you will pay the initial sales charge rate applicable to the total amount you intended to purchase.

Out of the shareholder's initial purchase (or subsequent purchases if necessary), 5% of the dollar amount specified in the Letter of Intent application shall be held in escrow by MFSC in the form of shares registered in the shareholder's name. All distributions on escrowed shares will be paid to the shareholder or to the shareholder's order. At the end of the 13-month period or 36-month period, as applicable, the shareholder will be notified, the escrowed shares will be released, and the Letter of Intent will be terminated.

If the intended minimum investment amount is not completed, MFSC will redeem an appropriate number of the escrowed shares in order to pay the higher sales charge level for the amount actually purchased. Shares remaining after any such redemption will be released by MFSC. By completing and signing the Account Application or separate Service Application, the shareholder irrevocably appoints MFSC his or her attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.

To establish an LOI, complete the Letter of Intent section of your account application or service application. In order to benefit from the LOI, it is your responsibility to inform your financial intermediary or MFSC that the LOI is in effect each time shares of a fund are purchased.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds and/or any investments in the MFS 529 Savings Plan, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA. For purposes of obtaining reduced sales charges under the LOI and ROA, you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

Eligible accounts that you may link under an LOI and ROA are:

• Individual accounts;

• Joint accounts;

• Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

• Certain single-participant retirement plan accounts;

• Certain Individual Retirement Accounts;

• Uniform Gifts/Transfers to Minor Acts accounts; and

• Accounts held in the name of your financial intermediary on your behalf.

In addition to the accounts set forth above which are eligible for linking, you may also combine any of your investments in the MFS 529 Savings Plan for purposes of obtaining reduced sales charges on purchases of Class A shares of any MFS fund.

It is your responsibility to inform the broker/dealer for each current purchase of any accounts held with the MFS funds that you believe are eligible to be linked under an LOI or an ROA and of any investments you have in the MFS 529 Savings Plan that are also able to be counted for purposes of obtaining reduced sales charges on purchases of Class A shares of any MFS fund. If you have not designated a broker/dealer, you should inform MFSC directly of any accounts held with the MFS funds and of any investments in the MFS 529 Savings Plan that you believe are eligible to be counted under an LOI or an ROA. You should provide your financial intermediary (or MFSC if you have not designated a broker/dealer) with certain supporting information at the time of each purchase regarding accounts held with the MFS funds and investments in the MFS 529 Savings Plan that are eligible to be combined for purposes of an LOI or ROA. Such information may include shareholder identification numbers or applicable account numbers or account statements. Your financial intermediary is responsible for taking into account this information about accounts eligible to be combined (including any MFS 529 Savings Plan investments) when transmitting your purchase order to the fund.

Group Purchases. A bona fide group and all its members may be treated at MFD's discretion as a single purchaser and, under the ROA (but not the LOI), obtain quantity sales charge discounts on the purchase of Class A or Class A1 shares if the group (1) gives its endorsement or authorization to the investment program so that it may be used by the financial intermediary to facilitate solicitation of the membership, thus effecting economies of the sales efforts; (2) has a legitimate purpose other than to purchase mutual fund shares at a discount; (3) is not a group of individuals whose sole organizational nexus is as credit cardholders of a company, policyholders of an insurance company, customers of a bank or financial intermediary, clients of an investment adviser, or other similar groups; and (4) agrees to provide certification of membership of those members investing money in the funds upon the request of MFD. Employer-sponsored retirement plans, such as a 401(a) plan, 457 deferred compensation plan, an Employer Sponsored Group IRA, and an IRA SEP/SARSEP, SIMPLE and 403(b) plans, may qualify as a bona fide group if they meet the above criteria.

A-5

MFS Core Bond Fund

Reinstatement Privilege. Within 90 days of a redemption of Class A, Class B, or Class C shares, you have a one-time right per fund per registration to reinvest the proceeds of such redemption into Class A shares of the same fund or another MFS fund without paying an initial sales charge. For clarity, proceeds can only be reinvested in Class A shares of an MFS fund under the same account registration as the redeemed shares.

Any CDSC paid upon the redemption of Class A shares will be credited to your account, and your new Class A shares will be subject to a CDSC according to the CDSC schedule applicable to your original shares.

Any CDSC paid upon the redemption of Class B or Class C shares will not be credited to your account and the Class A shares purchased using this reinstatement privilege will not be subject to a CDSC.

In order to benefit from the reinstatement privilege, it is your responsibility to inform your financial intermediary or MFSC that the reinstatement privilege is in effect each time shares of the fund are purchased under this privilege.

A-6

MFS Core Bond Fund

Financial Intermediary Category II

Eligible Accounts: Accounts with Merrill Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Merrill with the Fund

Purchases or sales of front-end (for example, Class A) or level-load (for example, Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this Fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.

It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.

Additional information on waivers, discounts, and share class exchanges is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement") and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

Front-end Load Waivers Available at Merrill

Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

Shares purchased through a Merrill investment advisory program
Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account
Shares purchased through the Merrill Edge Self-Directed platform
Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account
Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement

Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement)

Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g., the fund’s officers or trustees)

Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement

Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end, Back-end, and Level Load Shares Available at Merrill

Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22(e)(3))
Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement
Shares sold due to return of excess contributions from an IRA account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation

Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g., traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund

Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent

Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement

A-7

MFS Core Bond Fund

Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household

On or about May 1, 2026, assets not held at Merrill will no longer be included in the ROA calculation. For more detail on the timing and calculation, please refer to the Merrill SLWD Supplement.

Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement

On or about May 1, 2026, Merrill will no longer accept new LOIs. For more detail on the timing, please refer to the Merrill SLWD Supplement.

A-8

MFS Core Bond Fund

Financial Intermediary Category III

Eligible Accounts: Accounts Investing in Shares of the Fund with Ameriprise Financial Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Ameriprise Financial with the Fund

Shareholders purchasing fund shares through an Ameriprise Financial platform or account will be eligible only for the following front-end sales charge waivers (“ISC”) or contingent deferred sales charge (“CDSC”) waivers, as applicable, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI. Shareholders remain eligible for other reductions in front-end sales charges available pursuant to exchange features or volume breakpoints (including Rights of Accumulation (“ROA”) and Letter of Intent (“LOI”) programs) as described elsewhere in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the same fund.	√	√
B. Employees/Registered Representatives of Ameriprise Financial
Shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.	√	√

Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial financial adviser and/or the adviser’s spouse, adviser’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), adviser’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

	√	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to an ISC or CDSC.

	√	√	√
D. Retirement Plans

Shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, or SAR-SEPs.

	√	√
E. Transactions Between Share Classes

Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load-waived shares, that waiver will also apply to such exchanges.

	√	√
F. Death or Disability of Owner
Redemptions due to the death or disability of the shareholder.		√	√
G. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
H. Benefit Responsive Waivers for Retirement Accounts
Redemptions made in connection with a return of excess contributions from an IRA account.		√	√
Redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.		√	√

A-9

MFS Core Bond Fund

Financial Intermediary Category IV

Eligible Accounts: Accounts Investing in Class A Shares through a Morgan Stanley Wealth Management Transactional Brokerage Account Maintained at an Omnibus Level with the Fund

Shareholders purchasing fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the fund’s prospectus or SAI. Shareholders remain eligible for other reductions in Class A front-end sales charges available pursuant to exchange features or volume breakpoints (including Rights of Accumulation (ROA) and Letter of Intent (LOI) programs) as described elsewhere in the fund's prospectus or SAI.

Class A Front-end Sales Charge Waived
Waiver Category	Class A ISC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees of Morgan Stanley
Morgan Stanley employee and employee-related accounts according to Morgan Stanley's account linking rules.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

√
D. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
E. Morgan Stanley Self-Directed Programs
Shares purchased through a Morgan Stanley self-directed brokerage account.	√
F. Morgan Stanley Wealth Management Share Class Conversion Program

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.

√

A-10

MFS Core Bond Fund

Financial Intermediary Category V

Eligible Accounts: Accounts Investing in Shares through a Raymond James Platform or Account Maintained at an Omnibus Level by Raymond James with the Fund

Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI. In all instances, it is the purchaser's responsibility to notify the purchaser's financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. As described elsewhere in the fund's prospectus or SAI, there is no initial sales charge imposed on purchases of Class A shares pursuant to an Automatic Exchange Plan or purchased by exchange from another MFS fund.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Investment Advisory Programs
Shares purchased in a Raymond James investment advisory program.	√
B. Dividend and Distribution Reinvestment
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.	√
C. Employees/Registered Representatives of Raymond James
Shares acquired by employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.	√
D. Large Purchases
Breakpoints as described in the fund's prospectus.	√
E. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as "Rights of Reinstatement").

	√	√	√	√
F. Raymond James Share Class Conversion Program

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

√
G. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√	√
H. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A shares, whichever is later).

		√	√	√
I. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√	√
J. Payment of Raymond James Fees
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.		√	√	√
K. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√

A-11

MFS Core Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
L. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

A-12

MFS Core Bond Fund

Financial Intermediary Category VI

Eligible Accounts: Accounts Maintained at an Omnibus Level by or on behalf of Janney Montgomery Scott LLC with the Fund

Shareholders purchasing fund shares through an account maintained at an omnibus level with the fund by Janney Montgomery Scott LLC (Janney), or by a clearing broker or custodian on behalf of Janney, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI. Customers of Janney whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased of the same fund within the MFS fund family through reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of Janney
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the MFS fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

	√	√	√
D. Transactions Between Share Classes and Funds
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney's policies and procedures.	√
Shares exchanged into the same share class of another MFS fund.		√	√
E. Death or Disability of Owner
Shares redeemed upon the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder's first withdrawal under the plan(s).		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

		√	√

H. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
I. Payment of Janney Fees
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.		√	√

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Right Of Accumulation (ROA). ROA, which entitles shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holdings of MFS fund family assets held by accounts within the shareholder's household at Janney. Eligible MFS fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial adviser about such assets.

Letter of Intent (LOI). LOI, which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period. Eligible MFS fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

A-13

MFS Core Bond Fund

Financial Intermediary Category VII

Eligible Accounts: Accounts Investing in Shares of the Fund through an Edward Jones Platform or Account Maintained at an Omnibus Level by Edward Jones with the Fund

The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as "shareholders") purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from discounts and waivers described elsewhere in the fund's prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of MFS funds, or other facts qualifying the purchaser for breakpoints or waivers.  Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these breakpoints and waivers.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Fee-Based Programs
Shares purchased in an Edward Jones fee-based program.	√
Shares exchanged in an Edward Jones fee-based program.	√	√	√	√
B. Dividend and Distribution Reinvestment
Shares purchased within the MFS fund family through reinvestment of capital gains and dividend distributions.	√
C. Associates of Edward Jones

Shares acquired by associates of Edward Jones and its affiliates and other shareholders who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good standing and remains in good standing pursuant to Edward Jones' policies and procedures.

√
D. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the MFS fund family so long as the following conditions are met (i) the proceeds are from the sale of shares within 60 days of the purchase; and (ii) the sale and purchase are made in the same share class and one of the following applies: (a) the sale and purchase occur in the same account or (b) the sale proceeds are used to process an individual retirement account (“IRA”) contribution, excess contributions, conversion, recharacterization of contributions, or distribution, and the purchase is done in an account within the same pricing group (as determined by Edward Jones under its policies and procedures).

The Reinstatement Privilege excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.

√
Shares acquired through NAV reinstatement.		√	√	√
E. Transactions between Share Classes and Funds

Shares converted from another share class into Class A shares of the same fund at the discretion of Edward Jones. Edward Jones will be responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable Class A sales charge as disclosed in the fund's prospectus.

√
Shares converted from Class C into Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.	√
F. Death or Disability of Owner
Shares sold on account of the death or disability of the account shareholder or 529 plan account beneficiary.		√	√	√
G. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder's first withdrawal under the plan(s).		√	√	√

A-14

MFS Core Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
H. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA.		√	√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the sale is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

		√	√	√
I. Payment of Edward Jones Fees
Shares sold to pay Edward Jones fees or costs but only if the transaction is initiated by Edward Jones.		√	√	√
J. Large Purchases
Breakpoint amounts as described in the fund's prospectus, subject to the Rights of Accumulation rules described below.	√
K. Minimum Balances
Shares sold at the discretion of Edward Jones for Minimum Balances, as described below.		√	√	√

Description of Certain Policies for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). A shareholder may pay a reduced or no initial sales charge on purchases of Class A shares if the shareholder intends to invest a specific dollar amount in any class of any MFS fund within a 13-month period. The LOI is determined by calculating the higher of the cost paid by the shareholder or the market value of any existing qualifying holdings (as calculated at the beginning of the 13-month period) in combination with the value that the shareholder intends to purchase over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during the 13-month period will receive the sales charge and breakpoint discount that applies to the total amount.

If the shareholder does not purchase the intended amount within the 13-month period, the shareholder's account will be adjusted by selling the amount of shares needed to pay the higher initial sales charge level for the amount actually purchased. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce any sales charge previously paid. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Right Of Accumulation (ROA). Under the ROA, a shareholder may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the amount of the shareholder's investment with the shareholder's existing investments in the MFS funds and MFS 529 funds, based on the higher of the cost paid by the shareholder minus sales or the current market value of the applicable MFS funds and MFS 529 funds. For purposes of calculating the ROA, the shareholder's account may be grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations ("pricing groups") (as determined by Edward Jones under its policies and procedures). For purposes of calculating the ROA, holdings of shares of certain money market funds or shares held in group retirement plans are not taken into account. If grouping assets as a shareholder, the ROA includes all investments of a shareholder in the MFS funds and MFS 529 funds held on the Edward Jones platform and/or held on other platforms. The inclusion of investments in the MFS funds and MFS 529 funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts. Purchases by shareholders will be subject to a $250 initial purchase minimum and no subsequent purchase minimum.

Minimum Balances. Edward Jones has the right to sell at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not subject to this minimum balance policy: (1) a fee-based account held on an Edward Jones platform; (2) a 529 account held on an Edward Jones platform; or (3) an account with an active systematic investment plan or LOI (as defined above).

Changing Share Classes. At any time it deems necessary, Edward Jones has the authority to convert at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

A-15

MFS Core Bond Fund

Financial Intermediary Category VIII

Eligible Accounts: Accounts Investing in Shares of the Fund through a D.A. Davidson & Co. Platform or Account Maintained at an Omnibus Level by or on behalf of D.A. Davidson & Co. with the Fund

Shareholders purchasing fund shares, including existing fund shareholders, through a D.A. Davidson &. Co. (D.A. Davidson) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which D.A. Davidson provides trade execution, clearance, and/or custody services, where such account is maintained on an omnibus level with the fund by D.A. Davidson, or by a clearing broker or custodian on behalf of D.A. Davidson, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI. Customers of D.A. Davidson whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased within the MFS fund family through systematic reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of D.A. Davidson
Shares acquired by employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the MFS fund family so long as the following conditions are met (i) the repurchase occurs within 90 days following the redemption; (ii) the redemption and purchase occur in the same account; and (iii) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of D.A. Davidson.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts if the redemption is taken in or after the year the shareholder reaches the qualified age based on IRS regulations.

		√	√
H. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser's household at D.A. Davidson. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
I. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

A-16

MFS Core Bond Fund

Financial Intermediary Category IX

Eligible Accounts: Accounts Investing in Shares through a Baird Platform or Account Maintained at an Omnibus Level by or on behalf of Baird with the Fund

Shareholders purchasing fund shares through a Baird platform or account maintained at an omnibus level with the fund by Baird, or by a clearing broker or custodian on behalf of Baird, will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or the SAI. Customers of Baird whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees/Registered Representatives of Baird
Shares acquired by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions from another MFS fund, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur within the purchaser’s Baird household, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as "Rights of Reinstatement").

	√	√	√

D. Transactions between Share Classes and Funds

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Baird.

√

E. Retirement Plans

Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

√
F. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
G. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
H. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√
I. Payment of Baird Fees
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.		√	√
J. Rights of Accumulation

Rights of Accumulations (ROAs) which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser’s household at Baird. Eligible MFS fund family assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial adviser about such assets.

√
K. Letters of Intent
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of MFS fund family assets through Baird, over a 13-month period of time.	√

A-17

MFS Core Bond Fund

Financial Intermediary Category X

Eligible Accounts: Accounts Investing in Shares through a J.P. Morgan Securities LLC Platform or Account Maintained at an Omnibus Level by J.P. Morgan Securities LLC with the Fund

If you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC, or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Transactions between Share Classes

Shares exchanged from Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.

√

A shareholder in the fund’s Class C shares will have their shares converted by J.P. Morgan Securities LLC to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.

√
B. Retirement Plans

Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.

√
C. J.P. Morgan Securities LLC Self-Directed Investing accounts
Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.	√
D. Reinstatement Privilege
Shares purchased through rights of reinstatement.	√
Shares acquired through a right of reinstatement.		√	√
E. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).	√
F. Employees/Registered Representatives of J.P. Morgan Securities LLC
Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.	√
G. Death or Disability of Owner
Shares sold upon the death or disability of the shareholder.		√	√
H. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.		√	√
I. Benefit Responsive Waivers for Retirement Accounts
Shares purchased in connection with a return of excess contributions from an IRA account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.		√	√
J. Large Purchases
Breakpoints as described in the prospectus.	√

A-18

MFS Core Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
K. Rights of Accumulation

Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.

√
L. Letters of Intent
Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).	√

A-19

MFS Core Bond Fund

Financial Intermediary Category XI

Eligible Accounts: Accounts Investing in Shares through a Stifel Platform or Account Maintained at an Omnibus Level by Stifel with the Fund

Shareholders purchasing or holding fund shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and CDSC, or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.

As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.

Stifel continually looks to provide its clients with the lowest cost share class available based on account type. Stifel reserves the right and you consent to the conversion of shares to the lowest cost share class available at Stifel if such share class becomes available or upon transfer of shares into an advisory program.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Front-end sales charge waivers on Class A shares available at Stifel

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund in the 7th year following the anniversary of the purchase date pursuant to Stifel’s policies and procedures. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to the conversion of Class C shares following a shorter holding period, that waiver will apply.

√
Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel.	√
Shares purchased in an Stifel fee-based advisory program (often referred to as a “wrap” program).	√
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund or other fund within the MFS fund family.	√

Shares purchased from the proceeds of redemptions within the MFS fund family provided the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e., systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel’s account maintenance fees are not eligible for rights of reinstatement.

√
Shares from rollovers into Stifel from retirement plans to IRAs.	√
Purchases of 529 Plans through a rollover from another 529 plan.	√
Purchases of 529 Plans made for reinvestment of refunded amounts.	√

Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to MFS, if applicable. Any future purchases are subject to the applicable Class A sales charge as disclosed in the applicable fund’s prospectus.

√

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

√
B. CDSC Waivers on Class A and Class C Shares
Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary.		√	√
Shares sold as part of a systematic withdrawal plan not to exceed 12% annually.		√	√
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√

A-20

MFS Core Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
Shares acquired through a right of reinstatement.		√	√
Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel.		√	√
Shares exchanged or sold in a Stifel fee-based program.		√	√
C. Rights of Accumulation (ROA)

ROA that entitles shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in the MFS fund family held by accounts within the purchaser’s household at Stifel. Ineligible assets include holdings of MFS U.S. Government Money Market Fund and Class A shares of MFS U.S. Government Cash Reserve Fund, which do not assess a front-end sales charge. Eligible assets not held at Stifel may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

√

A-21

MFS Core Bond Fund

Financial Intermediary Category XII

Eligible Accounts: Accounts Investing in Shares through Wells Fargo Clearing Services, LLC and Wells Fargo Advisors Financial Network, LLC (collectively, "Wells Fargo Advisors")

Clients of Wells Fargo Advisors (“Clients”) purchasing fund shares through Wells Fargo Advisors are eligible for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the prospectus or SAI. In all instances, it is the Client's responsibility to inform Wells Fargo Advisors at the time of purchase of any relationship, holdings, or other facts qualifying the Client for discounts or waivers. Wells Fargo Advisors can ask for documentation supporting the qualification.

Wells Fargo Clearing Services, LLC operates a First Clearing business, but these rules are not intended to include First Clearing firms.

Contingent deferred sales charges (“CDSC”) imposed on fund redemptions will not be rebated based on future purchases.

Unless specifically described below, other front-end load waivers are not available on fund purchases through Wells Fargo Advisors.

Sales Charge Waived
Waiver Category	Class A ISC
A. Self-Directed Brokerage Accounts
WellsTrade, the firm’s online self-directed brokerage account, generally offers no-load share classes but there could be instances where a Class A share is offered without a front-end sales charge.	√
B. Wells Fargo Advisors 529 Plan

Clients purchasing or converting to Class A shares of the fund through Wells Fargo Advisors brokerage accounts are entitled to a waiver of the front-end load in the following circumstances:

• Shares purchased through a rollover from another 529 plan.

• Recontribution(s) of distributed funds are only allowed during the net asst value (“NAV”) reinstatement period as dictated by the sponsor’s specifications outlined by the plan.

Wells Fargo Advisors is not able to apply the NAV reinstatement privilege for 529 Plan account purchases placed directly with the fund. Clients wishing to utilize this privilege outside of Wells Fargo systems will need to do so directly with the Wells Fargo Advisors 529 Plan or a financial intermediary that supports this feature.

√
C. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
D. Employees/Registered Representatives of Wells Fargo Advisors

Wells Fargo Advisors employee and employee-related accounts according to Wells Fargo Advisor’s employee account linking rules. Legacy accounts and positions receiving affiliate discounts prior to the effective date will continue to receive discounts. Following the effective date, employees of Wells Fargo Advisors’ affiliate businesses will not be offered Class A shares of the funds at NAV.

√
E. Breakpoints

Clients purchasing Class A shares of the fund through Wells Fargo Advisors brokerage accounts will follow the following aggregation rules for breakpoints:

• SEP or SIMPLE IRAs will not be aggregated as a group plan. Such accounts will aggregate with the Client’s personal accounts based on Social Security Number. Previously established SEP and SIMPLE IRAs may still be aggregated as a group plan.

• Employer-sponsored retirement plan (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans) accounts will aggregate with other plan accounts under the same Tax ID and will not be aggregated with other retirement plan accounts under a different Tax ID or personal accounts. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or Keogh plans.

• Gift of shares will not be considered when determining breakpoint discounts.

√

A-22

MFS Core Bond Fund

MFS Core Bond Fund

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 111 Huntington Avenue, Boston, MA 02199, Attention: Fund Secretary. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate, and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS Core Bond Fund, the following documents are available free upon request:

Annual/Semiannual Reports and Form N-CSR Filings. The fund’s annual and semiannual shareholder reports and Form N-CSR contain information about the fund’s actual investments. Annual shareholder reports discuss the effect of recent market conditions and investment strategies on the fund’s performance during its last fiscal year. Form N-CSR includes the fund’s annual and semiannual financial statements.

Statement of Additional Information (SAI). The SAI, dated August 28, 2026, as may be amended or supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the SAI, annual/semiannual shareholder reports, fund financial statements, and other information about the fund, including current net asset values per share, and make inquiries about the fund, by contacting:

Internet: mfs.com

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

Telephone: 1-800-225-2606

Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

The fund’s Investment Company Act file number is 811-21780.

HOW TO CONTACT US

Website mfs.com MFS TALK 1-800-637-8255 24 hours a day	Account service and literature Shareholders 1-800-225-2606 Investment professionals 1-800-343-2829 Retirement plan services 1-800-637-1255	Mailing address MFS Service Center, Inc. P.O. Box 219341 Kansas City, MO 64121-9341 Overnight mail MFS Service Center, Inc. Suite 219341 801 Pennsylvania Avenue Kansas City, MO 64105-1307

August 28, 2026

PROSPECTUS

MFS® Lifetime® Income Fund

The investment objective of the fund is to seek total return through a combination of current income and capital appreciation.

CLASS	TICKER SYMBOL
Class A	MLLAX
Class B	MLLBX
Class C	MLLCX
Class I	MLLIX
Class R1	MLLEX
Class R2	MLLGX
Class R3	MLLHX
Class R4	MLLJX
Class R6	MLLKX

The U.S. Securities and Exchange Commission (the SEC) has not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

LRT-PRO-082826

MFS Lifetime Income Fund

Summary of Key Information

Investment Objective

The fund’s investment objective is to seek total return through a combination of current income and capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 16 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):
Share Class	A	B	C	I	R1	R2	R3	R4	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%#	4.00%	1.00%	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Share Class	A	B	C	I	R1	R2	R3	R4	R6
Management Fee	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None	1.00%	0.50%	0.25%	None	None
Other Expenses	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%	0.08%
Acquired (Underlying) Fund Fees and Expenses	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%
Total Annual Fund Operating Expenses	0.88%	1.63%	1.63%	0.63%	1.63%	1.13%	0.88%	0.63%	0.52%
Fee Reductions, Expense Reimbursements and/or MFS Payments[1]	(0.19)%	(0.19)%	(0.19)%	(0.19)%	(0.19)%	(0.19)%	(0.19)%	(0.19)%	(0.20)%
Total Annual Fund Operating Expenses After Fee Reductions, Expense Reimbursements and/or MFS Payments	0.69%	1.44%	1.44%	0.44%	1.44%	0.94%	0.69%	0.44%	0.32%

# This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

1 Massachusetts Financial Services Company (MFS) has agreed in writing to bear the fund's expenses, excluding management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, investment-related expenses, and fees and expenses associated with investments in investment companies and other similar investment vehicles, or make payment to the fund, such that "Other Expenses" do not exceed 0.00% of the class' average daily net assets annually for each of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 shares, and (0.12)% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2027.

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MFS Lifetime Income Fund

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$492	$676	$874	$1,446
Class B Shares assuming[1]
redemption at end of period	$547	$796	$1,069	$1,716
no redemption at end of period	$147	$496	$869	$1,716
Class C Shares assuming[1]
redemption at end of period	$247	$496	$869	$1,716
no redemption at end of period	$147	$496	$869	$1,716
Class I Shares	$45	$183	$332	$768
Class R1 Shares	$147	$496	$869	$1,917
Class R2 Shares	$96	$340	$604	$1,358
Class R3 Shares	$70	$262	$469	$1,067
Class R4 Shares	$45	$183	$332	$768
Class R6 Shares	$33	$147	$271	$633

1 Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Principal Investment Strategies

The fund is designed to provide diversification among different asset classes by investing the majority of its assets in other mutual funds advised by MFS (Massachusetts Financial Services Company, the fund's investment adviser), referred to as underlying funds.

MFS selects the asset class allocations based on a strategic asset allocation process that takes into account a variety of factors, including historical risk and performance, projected performance, and other factors. MFS’ analyses of projected performance are primarily based on quantitative models using various inputs such as valuation metrics, growth rates, profitability, yields, and inflation. MFS may also consider current market conditions, its qualitative assessment of the risk/return characteristics of asset classes, and other factors in determining these allocations.

MFS employs the strategic asset allocation process described above to determine the amount of the fund's assets invested in (1) underlying funds that invest primarily in equity securities (“Equity Funds”) and underlying funds that provide exposure to less traditional asset classes, currently real estate and commodities (“Non-Traditional Funds”) and (2) underlying funds that invest primarily in debt instruments (“Bond Funds”) and an underlying fund that invests in cash and/or cash equivalents (“Money Market Fund”).

MFS selects the underlying funds within each asset class based on underlying fund classifications, historical risk, historical and projected performance of the represented asset classes, as well as other factors.

Within the Equity Fund allocation, MFS seeks to diversify by geography (by including domestic and international underlying funds, including emerging market underlying funds), in terms of market capitalization (by including large, mid, and small capitalization underlying funds) and by style (by including both growth and value underlying funds). A portion of the fund’s assets is also allocated to Non-Traditional Funds (i.e., asset classes less correlated to the overall equity and debt markets), which MFS believes provides further diversification benefits.

Within the Bond Fund allocation, MFS includes underlying funds with varying degrees of geographic (potentially including emerging market), interest rate and credit exposure, including exposure to below investment grade quality debt instruments. A portion of the fund’s assets may also be allocated to the Money Market Fund.

MFS normally invests the underlying funds' assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the underlying funds' assets in issuers in a single industry, sector, country, or region.

The fund is designed for investors who intend to withdraw assets over an extended period of time or who want an investment with an asset allocation mix similar to the fund's long-term strategic asset allocation.

As of August 1, 2026, the fund’s approximate long-term strategic allocation among asset classes was:

Equity Funds and Non-Traditional Funds	29%
Bond Funds and Money Market Fund	71%

All percentages are rounded to the nearest percent.

MFS may deviate from the long-term strategic allocations set forth above; however, any deviation from the long-term strategic allocation is not expected to be greater than plus or minus 10% under normal market conditions. Additionally, the fund’s allocation to Non-Traditional Funds will not typically exceed 20% of the fund’s assets.

As of August 1, 2026, the fund’s approximate strategic allocation among asset classes was:

Equity Funds and Non-Traditional Funds	28.8%
U.S. Equity Funds	18.5%
International Equity Funds	5.5%
Non-Traditional Funds	4.8%
Bond Funds and Money Market Fund	71.3%
Bond Funds	71.0%
Money Market Fund	0.3%

All percentages are rounded to the nearest tenth of a percent. As a result, the sum of the asset class allocations presented in the table may not total 100%.

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MFS Lifetime Income Fund

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. There is no guarantee that the fund will provide income at or through retirement. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Allocation Risk: MFS' assessment of the risk/return potential of asset classes and underlying funds, and the resulting allocation among asset classes and underlying funds, may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Underlying Funds Risk: MFS' strategy of investing in underlying funds exposes the fund to the risks of the underlying funds. Each underlying fund pursues its own investment objective and strategies and may not achieve its objective. In addition to the fees and expenses the fund bears directly, shareholders of the fund will indirectly bear the fees and expenses of the underlying funds.

Investment Selection Risk: MFS' investment analysis, including its assessment of the intrinsic valuation of issuers, its development and use of quantitative models, and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. The quantitative models used by MFS (both proprietary and third-party) may not produce the intended results for a variety of reasons, including the factors used in the models, the weight placed on each factor in the models, changes from the market factors' historical trends, changing sources of market return or market risk, and technical issues in the design, development, implementation, application, and maintenance of the models (e.g., incomplete, stale, or inaccurate data, human error, programming or other software issues, coding errors, and technology failures).

Debt Market Risk: Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets or the debt markets generally. Certain events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or segment of a debt market.

Interest Rate Risk: In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities or durations, or that do not pay current interest.

Credit Risk: The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in, or perceptions of, the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. Debt instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could negatively affect the market value and liquidity of a debt instrument.

Below investment grade quality debt instruments (commonly referred to as “high yield securities” or “junk bonds”) can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

Prepayment/Extension Risk: Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Inflation-Adjusted Debt Instruments Risk: Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. In addition, inflation-adjusted debt instruments may lose value in the event the actual rate of inflation is different than the rate of the applicable inflation index. If inflation is negative, principal and income can both decline.

Equity Market Risk/Company Risk: Equity markets are volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general. Certain events can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market. The value of an investment held by the fund may decline due to factors directly related to the issuer.

Growth Company Risk: The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Value Company Risk: The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

Focus Risk: Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions, and the fund's performance will be affected by the conditions in the industries, sectors, countries, and regions to which the fund is exposed. Furthermore, investments in particular industries, sectors, countries, or regions may be more volatile than the broader market as a whole.

Foreign Risk: Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These factors can make foreign investments, especially those tied economically to emerging markets or countries subject to sanctions or the threat of new or modified sanctions, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Emerging Markets Risk: Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and

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MFS Lifetime Income Fund

instruments, and greater political, social, geopolitical, and economic instability than developed markets.

Currency Risk: The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, and changes in currency exchange rates impact the financial condition of companies or other issuers and may change the value in U.S. dollars of investments denominated in foreign currencies.

Real Estate-Related Investment Risk: The risks of investing in real estate-related securities include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the real estate investment trusts (REIT) manager; and other factors. The securities of smaller real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.

Commodity-Related Investments Risk: The value of commodity-related investments may be more volatile than the value of equity securities or debt instruments and may be affected by factors such as changes in overall market movements, commodity index volatility, changes in interest rates, currency fluctuations, geopolitical events, or factors affecting a particular industry or commodity. The price of a commodity-related investment may be affected by demand/supply imbalances in the market for the commodity.

When-Issued, Delayed Delivery, and Forward Commitment Transaction Risk: The purchaser in a when-issued, delayed delivery or forward commitment transaction assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued or delivered as anticipated. When-issued, delayed delivery, and forward commitment transactions can involve leverage. To be announced (TBA) transactions may significantly increase the fund's portfolio turnover rate.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Derivatives can involve leverage.

Leveraging Risk: Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk: Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Liquidity Risk: It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. Purchases of a large number of shares may adversely affect the fund's performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Class A Bar Chart. The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

The total return for the six-month period ended June 30, 2026, was 3.93%. During the period(s) shown in the bar chart, the highest quarterly return was 8.99% (for the calendar quarter ended June 30, 2020) and the lowest quarterly return was (7.41)% (for the calendar quarter ended March 31, 2020).

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MFS Lifetime Income Fund

Performance Table.

Average Annual Total Returns

(For the Periods Ended December 31, 2025)

Share Class	1 YEAR	5 YEARS	10 YEARS
Returns Before Taxes
B Shares	4.13%	2.33%	4.38%
C Shares	7.13%	2.66%	4.39%
I Shares	9.29%	3.71%	5.28%
R1 Shares	8.12%	2.66%	4.23%
R2 Shares	8.67%	3.18%	4.75%
R3 Shares	8.94%	3.43%	5.01%
R4 Shares	9.30%	3.69%	5.27%
R6 Shares	9.31%	3.80%	5.39%
A Shares	4.31%	2.54%	4.56%
Returns After Taxes on Distributions
A Shares	2.33%	0.79%	3.05%
Returns After Taxes on Distributions and Sale of Fund Shares
A Shares	2.94%	1.36%	3.03%
Index Comparisons (Reflects no deduction for fees, expenses, or taxes)
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
MFS Lifetime Income Fund Blended Index	10.80%	3.35%	5.07%

As of December 31, 2025, the MFS Lifetime Income Fund Blended Index (the Blended Index) consisted of the following indices and weightings: 71% Bloomberg U.S. Aggregate Bond Index; 20% Standard & Poor's 500 Stock Index; 5% MSCI EAFE Index (net div); 2% Bloomberg Commodity Index; and 2% FTSE EPRA Nareit Developed Real Estate Index (net div). The components and weightings of the Blended Index may have differed during the periods and may differ in the future.

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Investment Adviser

MFS (Massachusetts Financial Services Company, the fund's investment advisor) serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Benjamin Nastou	2023	Investment Officer and Chief Investment Officer-Quantitative Solutions of MFS
Natalie Shapiro	2018	Investment Officer of MFS
Erich Shigley	2023	Investment Officer of MFS

Purchase and Sale of Fund Shares

You may purchase and redeem shares of the fund each day the New York Stock Exchange (the NYSE) is open for trading. You may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or through MFS Service Center, Inc. (MFSC) by overnight mail (MFSC, Suite 219341, 801 Pennsylvania Avenue, Kansas City, MO 64105-1307), by mail ([Fund Name], P.O. Box 219341, Kansas City, MO 64121-9341), by telephone (1-800-225-2606), or via the Internet at mfs.com (MFS Access).

The fund’s initial and subsequent investment minimums generally are as follows:

Class	Initial Minimum	Subsequent Minimum
Class A, Class B, Class C	None – automatic investment plans and certain asset-based fee programs $25 – employer-sponsored retirement plans $250 – Traditional and Roth IRAs $1,000 – other accounts	$50 – by check and non-systematic written exchange request, and via MFSC telephone representatives None – other purchases
Class I, Class R1, Class R2, Class R3, Class R4, Class R6	None	None

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Purchases of Class R1 and Class R2 shares are closed to new eligible investors. Existing eligible investors can make additional purchases and reinvest distributions in Class R1 and Class R2 shares in any account open. Existing eligible investors may also exchange their Class R1 and Class R2 shares for the same share class of another MFS fund, open new Class R1 and Class R2 share accounts in other MFS funds, or transfer some or all of the shares in their account to another account and such account will be treated as an open account. Subject to the approval of the fund’s Board of Trustees, the fund may in the future (i) close purchases of Class R1 and/or Class R2 shares to existing eligible investors; (ii) terminate and liquidate Class R1 and/or Class R2 shares; or (iii) convert Class R1 and/or Class R2 shares to another share class of the fund. Such actions may be undertaken without shareholder approval, but the fund expects to provide shareholders with at least 60 days’ notice before taking any such action.

Taxes

If your shares are held in a taxable account, the fund’s distributions will be taxed to you as ordinary income and/or capital gains. However, if your shares are held in a tax-advantaged account, you

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MFS Lifetime Income Fund

will generally be taxed only upon withdrawals from the account unless such an account allows for tax-free withdrawals.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker/dealer or other financial intermediary (such as a bank), the fund, MFS, and/or MFS’ affiliates may pay the financial intermediary for the sale of shares of the fund and/or the servicing of shareholder accounts. These payments may create a conflict of interest by influencing your broker/dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek total return through a combination of current income and capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

The fund is designed to provide diversification among different asset classes by investing the majority of its assets in other MFS mutual funds, referred to as underlying funds.

MFS selects the asset class allocations based on a strategic asset allocation process that takes into account a variety of factors, including historical risk and performance, projected performance, and other factors. MFS’ analyses of projected performance are primarily based on quantitative models using various inputs such as valuation metrics, growth rates, profitability, yields, and inflation. MFS may also consider current market conditions, its qualitative assessment of the risk/return characteristics of asset classes, and other factors in determining these allocations.

MFS employs the strategic asset allocation process described above to determine the amount of the fund's assets invested in (1) underlying funds that invest primarily in equity securities (“Equity Funds”) and underlying funds that provide exposure to less traditional asset classes, currently real estate and commodities (“Non-Traditional Funds”) and (2) underlying funds that invest primarily in debt instruments (“Bond Funds”) and an underlying fund that invests in cash and/or cash equivalents (“Money Market Fund”). The asset class allocations provide an initial layer of diversification for the fund.

As of August 1, 2026, the fund’s approximate long-term strategic allocation among asset classes was:

Equity Funds and Non-Traditional Funds	29%
Bond Funds and Money Market Fund	71%

All percentages are rounded to the nearest percent.

MFS may deviate from the long-term strategic allocations set forth above; however, any deviation from the long-term strategic allocation is not expected to be greater than plus or minus 10% under normal market conditions. Additionally, the fund’s allocation to Non-Traditional Funds will not typically exceed 20% of the fund’s assets.

As of August 1, 2026, the fund’s approximate strategic allocation among asset classes was:

Equity Funds and Non-Traditional Funds	28.8%
U.S. Equity Funds	18.5%
International Equity Funds	5.5%
Non-Traditional Funds	4.8%
Bond Funds and Money Market Fund	71.3%
Bond Funds	71.0%
Money Market Fund	0.3%

All percentages are rounded to the nearest tenth of a percent. As a result, the sum of the asset class allocations presented in the table may not total 100%.

MFS selects the underlying funds within each asset class based on underlying fund classifications, historical risk, historical and projected performance of the represented asset classes, as well as other factors. The selection process provides a second layer of diversification within the asset class allocations.

Within the Equity Fund allocation, MFS seeks to diversify by geography (by including domestic and international underlying funds, including emerging market underlying funds), in terms of market capitalization (by including large, mid, and small capitalization underlying funds) and by style (by including both growth and value underlying funds). A portion of the fund’s assets is also allocated to Non-Traditional Funds (i.e., asset classes less correlated to the overall equity and debt markets), which MFS believes provides further diversification benefits.

Within the Bond Fund allocation, MFS includes underlying funds with varying degrees of geographic (potentially including emerging market), interest rate and credit exposure, including exposure to below investment grade quality debt instruments. A portion of the fund’s assets may also be allocated to the Money Market Fund.

MFS normally invests the underlying funds' assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the underlying funds' assets in issuers in a single industry, sector, country, or region.

The fund is designed for investors who intend to withdraw assets over an extended period of time or who want an investment with an asset allocation mix similar to the fund's long-term strategic asset allocation.

Following is the list of underlying funds and their approximate strategic allocation weightings as of August 1, 2026:

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MFS Lifetime Income Fund

Equity Funds and Non-Traditional Funds	28.8%
U.S. Equity Funds:	18.5%
MFS Blended Research Core Equity Fund	1.6%
MFS Blended Research Growth Equity Fund	1.6%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Blended Research Value Equity Fund	2.0%
MFS Growth Fund	1.6%
MFS Mid Cap Growth Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
MFS Research Fund	1.6%
MFS Value Fund	2.0%
International Equity Funds:	5.5%
MFS Blended Research International Equity Fund	2.8%
MFS International Growth Fund	0.6%
MFS International Intrinsic Equity Fund[1]	0.6%
MFS Research International Fund	1.7%
Non-Traditional Funds:	4.8%
MFS Commodity Strategy Fund	2.3%
MFS Global Real Estate Fund	2.5%
Bond Funds and Money Market Fund	71.3%
Bond Funds:	71.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Global Opportunistic Bond Fund	7.0%
MFS Government Securities Fund	10.0%
MFS High Income Fund	2.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Limited Maturity Fund	20.0%
MFS Total Return Bond Fund	20.0%
Money Market Fund:	0.3%
MFS Institutional Money Market Portfolio	0.3%

1 Effective April 30, 2026, the name of MFS International Intrinsic Value Fund changed to MFS

International Intrinsic Equity Fund.

All percentages are rounded to the nearest tenth of a percent. As a result, the sum of the underlying fund allocations in each asset class may not equal the asset class allocations for such asset class, and the asset class and underlying fund allocations presented in the table may not total 100%.

MFS may allocate the fund’s assets among any number of the underlying funds listed in Appendix B of this prospectus at any time. A description of the underlying funds is also set forth in Appendix B of this prospectus. The fund’s underlying fund allocations may vary significantly over time, and the fund may be invested in some but not all of the underlying funds in Appendix B at any time.

Although the underlying funds listed in Appendix B are categorized generally as Equity Funds (U.S. or International), Non-Traditional Funds, Bond Funds or Money Market Fund, many of the underlying funds can invest in a mix of securities (e.g., a U.S. Equity Fund can invest in international stocks, or a Non-Traditional Fund can invest in stocks and/or bonds).

The asset class allocations and the underlying funds and their weightings are not designed to take advantage of short-term market opportunities and have been selected for investment over longer time periods. The asset class allocations and the underlying funds and their weightings may be changed without shareholder approval or notice. The actual weightings can also deviate due to market movements and cash flows. MFS systematically rebalances the fund's investments in the underlying funds to reflect the fund’s current strategic allocations.

Principal Investment Types of the Underlying Funds

The principal investment types in which the underlying funds may invest include:

Debt Instruments: Debt instruments represent obligations of corporations, governments, and other entities to repay money borrowed, or other instruments believed to have debt-like characteristics. The issuer or borrower usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Debt instruments generally trade in the over-the-counter market and can be less liquid than other types of investments, particularly during adverse market and economic conditions. During certain market conditions, debt instruments in some or many segments of the debt market can trade at a negative interest rate (i.e., the price to purchase the debt instrument is more than the present value of expected interest payments and principal due at the maturity of the instrument). Some debt instruments, such as zero coupon bonds or payment-in-kind bonds, do not pay current interest. Other debt instruments, such as certain mortgage-backed securities and other securitized instruments, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

Corporate Debt Instruments: Corporate debt instruments are debt instruments issued by corporations or similar entities.

U.S. Government Securities: U.S. Government securities are debt instruments issued or guaranteed as to the payment of principal and interest by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity, including mortgage-backed securities and other types of securitized instruments issued or guaranteed by such entities. Certain U.S. Government securities are not supported as to the payment of principal and interest by the full faith and credit of the U.S. Treasury or the ability to borrow from the U.S. Treasury. Some U.S. Government securities are supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security.

Foreign Government Securities: Foreign government securities are debt instruments issued, guaranteed, or supported, as to the payment of principal and interest, by foreign governments, foreign government agencies, foreign semi-governmental entities or supranational entities, or debt instruments issued by entities organized and operated for the purpose of restructuring outstanding foreign government securities. Foreign government securities may not be supported as to the payment of principal and interest by the full faith and credit of the foreign government.

Securitized Instruments: Securitized instruments are debt instruments that generally provide payments of principal and interest based on the terms of the instrument and cash flows generated by the underlying assets. Underlying assets include residential and commercial mortgages, debt instruments, loans, leases, and receivables. Securitized instruments are issued by trusts or other special purpose entities that hold the underlying assets. Certain securitized instruments offer multiple classes that differ in terms of their priority to receive principal and/or interest payments under the terms of the instrument. Securitized instruments include mortgage-backed securities, collateralized debt obligations, and other asset-backed securities. Certain mortgage-backed securities are issued on a delayed delivery or forward commitment basis where payment and delivery take place at a future date.

Inflation-Adjusted Debt Instruments: Inflation-adjusted debt instruments are debt instruments whose principal and/or interest are adjusted for inflation. Inflation-adjusted debt instruments issued by

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the U.S. Treasury pay a fixed rate of interest that is applied to an inflation-adjusted principal amount. The principal amount is adjusted based on changes in the Consumer Price Index. The principal due at maturity is typically equal to the inflation-adjusted principal amount, or to the instrument’s original par value, whichever is greater. Other types of inflation-adjusted debt instruments may use other methods of adjusting for inflation, and other measures of inflation. Other issuers of inflation-adjusted debt instruments include U.S. Government agencies, instrumentalities and sponsored entities, U.S. and foreign corporations, and foreign governments.

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, equity interests in REITs, and depositary receipts for such securities.

Real Estate-Related Investments: Real estate-related investments include REITs, issuers similar to REITs formed under the laws of non-U.S. countries, and other U.S. and foreign issuers that earn at least 50% of their gross revenues or net profits from real estate activities or from products or services related to the real estate sector. Real estate activities include owning, developing, managing, or acting as a broker for real estate. Examples of real estate products or services include building supplies and mortgage servicing. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests. Equity REITs invest most of their assets directly in U.S. or foreign real property, receive most of their income from rents and may also realize gains by selling appreciated property. Mortgage REITs invest most of their assets in real estate mortgages and receive most of their income from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

Commodity-Linked Derivatives: Commodity-linked derivatives are derivatives whose value is based on the value of a commodity, a commodity futures or option contract, a commodity index, or some other indicator that reflects the value of a particular commodity or commodity market or the difference between one or more commodities or commodity markets (“commodity indicator”). Commodity-linked derivatives include futures, options, and swaps.

When-Issued, Delayed Delivery, and Forward Commitment Transactions: When-issued, delayed delivery, and forward commitment transactions, including securities purchased or sold in the TBA market, involve a commitment to purchase or sell a security at a predetermined price or yield at which payment and delivery take place at a scheduled future date after an extended settlement period that is longer than the customary settlement period for the type of security to be purchased or sold in the transaction. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing or selling securities pursuant to one of these transactions, payment for the securities is not required until the delivery date. In the TBA market, mortgage-backed securities are purchased and sold at predetermined prices on a delayed delivery or forward commitment basis with the underlying securities to be announced at a future date.

Derivatives: Derivatives are financial contracts whose value is based on the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, currency, interest rate, credit rating, commodity, volatility measure, or index. Derivatives involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, swaps, and certain complex structured securities.

Principal Risks

The yield and share price of the fund will change daily based on the performance of the underlying funds. Underlying fund performance will change daily based on changes in interest rates and market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. There is no guarantee that the fund will provide income at or through retirement. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The significance of any specific risk to an investment in the fund will vary over time depending on the composition of the fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the fund.

The principal risks of investing in the fund are:

Allocation Risk: MFS' assessment of the risk/return potential of asset classes and underlying funds, and the resulting allocation among asset classes and underlying funds, may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Underlying Funds Risk: MFS' strategy of investing in underlying funds exposes the fund to the risks of the underlying funds. Each underlying fund pursues its own investment objective and strategies and may not achieve its objective. In addition to the fees and expenses the fund bears directly, shareholders of the fund will indirectly bear the fees and expenses of the underlying funds.

Investment Selection Risk: MFS' investment analysis, including its assessment of the intrinsic valuation of issuers, its development and use of quantitative models, and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. The quantitative models used by MFS (both proprietary and third-party) may not produce the intended results for a variety of reasons, including the factors used in the models, the weight placed on each factor in the models, changes from the market factors' historical trends, changing sources of market return or market risk, and technical issues or errors in the design, development, implementation, application, and maintenance of the models (e.g., incomplete, stale, or inaccurate data, human error, programming or other software issues, coding errors, and technology failures). In addition, MFS or the fund's other service providers may experience disruptions or operating errors that could negatively impact the fund.

Debt Market Risk: Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets, or debt markets generally. Certain changes or events, such as political, social, or economic developments, including increasing and negative interest rates or the U.S. government's inability at times to agree on a long-term budget and deficit reduction plan (which has in the past resulted and may in the future result in a government shutdown); market closures and/or trading halts; government or regulatory actions, including sanctions, the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; rapid technological developments

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or widespread adoption of new technologies (such as artificial intelligence (AI)); natural disasters; outbreaks of pandemic and epidemic diseases; terrorist attacks; war; and other geopolitical changes or events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or a segment of a debt market.

Interest Rate Risk: The price of a debt instrument typically changes in response to interest rate changes. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Inflationary price movements may cause fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk. Potential future changes in government and/or central bank monetary policy and action may also affect the level of interest rates. Monetary policy measures have in the past, and may in the future, exacerbate risks associated with rising interest rates. Interest rate risk is generally greater for fixed-rate instruments than floating-rate instruments and for instruments with longer maturities or durations, or that do not pay current interest. In addition, short-term and long-term interest rates, and interest rates in different countries, do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. The price of an instrument trading at a negative interest rate responds to interest rate changes like other debt instruments; however, an instrument purchased at a negative interest rate is expected to produce a negative return if held to maturity. Fluctuations in the market price of fixed-rate instruments held by the fund may not affect interest income derived from those instruments, but may nonetheless affect the fund's share price, especially if an instrument has a longer maturity or duration and is therefore more sensitive to changes in interest rates.

Inflation-adjusted debt instruments tend to react to changes in “real” interest rates. “Real” interest rates represent nominal interest rates reduced by the inflation rate.

Credit Risk: The price of a debt instrument depends, in part, on the issuer's or borrower's credit quality or ability to pay principal and interest when due. The price of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest, if the instrument's credit rating is downgraded by a credit rating agency, or based on other changes in, or perceptions of, the financial condition of the issuer or borrower. Debt instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could negatively affect the market value and liquidity of a debt instrument. For certain types of instruments, including derivatives, the price of the instrument depends in part on the credit quality of the counterparty to the transaction. For other types of debt instruments, including mortgage-backed securities and other securitized instruments, the price of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult.

Below investment grade quality debt instruments can involve a substantially greater risk of default or can already be in default, and their values can decline significantly over short periods of time. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and principal. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The market for below investment grade quality debt instruments can be less liquid, especially during periods of recession or general market decline.

Prepayment/Extension Risk: Many types of debt instruments, including mortgage-backed securities, securitized instruments, certain corporate debt instruments, and municipal housing bonds, and certain derivatives, are subject to the risk of prepayment and/or extension. Prepayment occurs when unscheduled payments of principal are made or the instrument is called or redeemed prior to an instrument’s maturity. When interest rates decline, the instrument is called, or for other reasons, these debt instruments may be repaid more quickly than expected. As a result, the holder of the debt instrument may not be able to reinvest the proceeds at the same interest rate or on the same terms, reducing the potential for gain. When interest rates increase or for other reasons, these debt instruments may be repaid more slowly than expected, increasing the potential for loss. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Inflation-Adjusted Debt Instruments Risk: Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. In addition, inflation-adjusted debt instruments may lose value in the event the actual rate of inflation is different than the rate of the applicable inflation index. If inflation is negative, principal and income both can decline. In addition, the measure of inflation used may not correspond to the actual rate of inflation experienced by a particular individual. Inflation-adjusted debt instruments are subject to the risk that the consumer price index or other relevant pricing index may be temporarily unavailable, discontinued, fundamentally altered by government action or otherwise, or substituted with an alternative index, which could adversely affect the fund’s investments and performance.

Equity Market Risk: Equity markets are volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general. Different parts of the market and different types of securities can react differently to these conditions. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain changes or events, such as political, social, or economic developments, including political elections, increasing or negative interest rates or the U.S. government's inability at times to agree on a long-term budget and deficit reduction plan (which has in the past resulted and may in the future result in a government shutdown); market closures and/or trading halts; government or regulatory actions, including sanctions, the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; rapid technological developments or widespread adoption of emerging technologies (such as AI); natural disasters; outbreaks of pandemic and epidemic diseases; terrorist attacks; war; and other geopolitical changes or events, can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market.

Company Risk: Changes in the financial condition of a company or other issuer, changes in specific market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, regulatory, geopolitical, environmental, public health, and other conditions can

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adversely affect the prices of investments. The value of an investment held by the fund may decline due to factors directly related to the issuer, such as competitive pressures, rapid technological developments or widespread adoption of emerging technologies (such as AI) impacting the issuer’s competitive position and making products and/or services obsolete, cybersecurity incidents, financial leverage, historical and/or prospective earnings, management performance, labor and supply shortages, investor perceptions, and other factors. The prices of securities of smaller, less well-known issuers can be more volatile than the prices of securities of larger issuers or the market in general. As certain emerging technologies like AI are used more widely, the profitability and growth of certain fund holdings may be impacted, which could significantly impact the overall performance of a fund. For example, issuers in which a fund invests may use and/or expand the use of AI in their business operations, and the challenges with properly managing its use could result in reputational harm, competitive harm, legal liability, and/or an adverse effect on business operations.

Growth Company Risk: The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Value Company Risk: The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

Focus Risk: Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions. These conditions include business environment changes; economic factors such as fiscal, monetary, and tax policies; inflation and unemployment rates; and government and regulatory changes. The fund's performance will be affected by the conditions in the industries, sectors, countries, and regions to which the fund is exposed. Furthermore, investments in particular industries, sectors, countries, or regions may be more volatile than the broader market as a whole.

Foreign Risk: Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. Political, social, diplomatic, and economic developments, U.S. and foreign government action, or the threat thereof, such as the imposition of currency or capital blockages, controls, or tariffs, economic and trade sanctions or embargoes, security trading suspensions, entering or exiting trade or other intergovernmental agreements, or the expropriation or nationalization of assets in a particular country, can cause dramatic declines in certain or all securities with exposure to that country and other countries. Sanctions, or the threat of sanctions, may cause volatility in regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the fund. In the event of nationalization, expropriation, confiscation or other government action, intervention, or restriction, the fund could lose its entire investment in a particular foreign issuer or country. Civil unrest, geopolitical tensions, armed conflicts, wars, and acts of terrorism are other potential risks that could adversely affect an investment in a foreign security or in foreign markets or issuers generally. Economies and financial markets are interconnected, which increases the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions. Less stringent regulatory, accounting, auditing, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries and with respect to certain types of investments, and can be particularly difficult against foreign governments. Changes in currency exchange rates can significantly impact the financial condition of a company or other issuer with exposure to multiple countries as well as affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those tied economically to emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions than the U.S. market. Investments in foreign issuers through depositary receipts generally involve risks applicable to other types of foreign investments. Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market.

Emerging Markets Risk: Investments tied economically to emerging markets, especially frontier markets (emerging markets that are early in their development), can involve additional and greater risks than the risks associated with investments in developed markets. Emerging markets typically have less developed economies and markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, less trading volume, less stringent investor protection and disclosure standards, less reliable settlement practices, greater government involvement in the economy, and greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments than developed countries. Financial and other disclosures by emerging market issuers may be considerably less reliable than disclosures made by issuers in developed markets. In addition, the Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, may not be able to inspect audit work papers in certain emerging market countries. Emerging markets can also be subject to greater political, social, geopolitical, and economic instability and more susceptible to environmental problems. In addition, many emerging market countries with less established health care systems have experienced outbreaks of pandemics or contagious diseases from time to time. These factors can make emerging market investments more volatile and less liquid than investments in developed markets.

Currency Risk: Changes in currency exchange rates can significantly impact the financial condition of a company or other issuer with exposure to multiple countries. In addition, a decline in the value of a foreign currency relative to the U.S. dollar reduces the value of the foreign currency and investments denominated in that currency. In addition, the use of foreign exchange contracts to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. The value of foreign currencies relative to the U.S. dollar fluctuates in response to, among other factors, interest rate changes, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory conditions in the United States or abroad. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other conditions.

Real Estate-Related Investment Risk: The risks of investing in real estate-related investments include certain risks associated with the direct ownership of real estate and the real estate industry in

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general. Real estate-related investments are affected by general, regional and local economic conditions; difficulties in valuing and disposing of real estate; and fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations, and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the REIT manager; and other factors. The real estate sector is particularly sensitive to economic downturns. During such periods, demand for property may decrease and prices may decline, which could impact the value of real estate-related investments. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts. Mortgage REITs may be affected by default or payment problems relating to underlying mortgages, the quality of credit extended and prepayments of the underlying mortgages. Equity and mortgage REITs could be adversely affected by failure to qualify for the favorable tax treatment available to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. The securities of small real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources. In addition, REITs may have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.

Commodity-Related Investments Risk: The value of commodity-related investments may be more volatile than the value of equity securities or debt instruments and may be affected by factors such as changes in overall market movements, commodity index volatility, changes in interest rates, currency fluctuations, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, geopolitical events, embargoes, tariffs, war, and international economic, political and regulatory developments. The price of a commodity-related investment may be affected by demand/supply imbalances in the market for the commodity or by demand/supply disruptions in major producing regions and changes in transportation, handling, and storage costs and capacity. Certain commodities may be produced in a limited number of states or countries and may be controlled by a small number of producers or groups of producers. As a result, political, economic, and supply-related events in such states and countries could have a disproportionate impact on the prices of such commodities. These imbalances and/or disruptions may be significant due to the length of time required to alter the supply of some commodities in response to changes in demand.

When-Issued, Delayed Delivery, and Forward Commitment Transaction Risk: The purchaser in a when-issued, delayed delivery or forward commitment transaction assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued or delivered as anticipated, and the seller loses the opportunity to benefit if the price of the security rises. When-issued, delayed delivery, and forward commitment transactions, including TBA transactions, can involve leverage.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to, and potentially greater than, the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. Derivatives can involve leverage. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types used by the fund. If the value of a derivative does not change as expected relative to the value of the market or other indicator to which the derivative is intended to provide exposure, the derivative may not have the effect intended. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Leveraging Risk: Certain transactions and investment strategies can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small change in an underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, including clearing organizations, or a third party responsible for servicing the instrument or effecting the transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction. If a counterparty or third party fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the fund could miss investment opportunities, lose value on its investments, or otherwise hold investments it would prefer to sell, resulting in losses for the fund.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market, or may not have an active trading market due to adverse market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, including trading halts, sanctions, or wars. Investors trying to sell large quantities of a particular investment or type of investment, or lack of market makers or other buyers for a particular investment or type of investment may also adversely affect liquidity. At times, all or a significant portion of a market may not have an active trading market. Without an active trading market, it may be difficult to value, and it may not be possible to sell, these investments and the fund could miss other investment opportunities and hold investments it would prefer to sell, resulting in losses for the fund. In addition, the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs, which could result in dilution of remaining investors' interests in the fund. The prices of illiquid securities may be more volatile than more liquid investments.

Large Shareholder Risk:  From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make (individually or collectively) relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's performance to the extent that the fund may be required to sell securities or invest cash at times it would not otherwise do so. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. The effects of taxable income and/or gains resulting from large redemptions of fund shares would particularly impact non-redeeming shareholders who do not hold their fund shares in a tax-advantaged or tax-exempt vehicle. To the extent that such transactions result in short-term capital gains, such gains will generally be taxed at the ordinary income rate for shareholders who hold fund shares in a taxable vehicle. In addition, a large redemption could result in the fund's current expenses being allocated over a smaller asset base, leading to an increase in the

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fund's expense ratio. Purchases of a large number of shares may adversely affect the fund's performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would. A number of circumstances may cause the fund to experience large redemptions or purchases, such as changes in the eligibility criteria for the fund or a share class of the fund; liquidations, reorganizations, repositionings, or other announced fund events; or changes in investment objectives, strategies, policies, risks or investment personnel.

Other Investment Strategies and Risks

Active and Frequent Trading: MFS may engage in active and frequent trading in pursuing the fund's principal investment strategies. Frequent trading may increase transaction costs, which can reduce the fund's return. Frequent trading can also increase the possibility of capital gain and ordinary distributions. Frequent trading can also result in the realization of a higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently. Because short-term capital gains are distributed as ordinary income, this would generally increase your tax liability unless you hold your shares through a tax-advantaged or tax-exempt vehicle.

Operational and Cybersecurity Risk: The fund and its service providers, and your ability to transact with the fund, may be negatively impacted due to operational matters arising from, among other issues, human errors, systems and technology disruptions or failures, fraudulent activities, or cybersecurity incidents. Operational issues and cybersecurity incidents may cause the fund or its service providers, as well as securities trading venues and other market participants, to suffer data corruption and/or lose operational functionality, and could, among other things, interfere with the processing of shareholder transactions, impair the ability to calculate the fund's net asset value per share, impede trading of portfolio securities, and result in the theft, misuse, and/or improper release of confidential information relating to the fund or its shareholders. Such operational issues and cybersecurity incidents may result in losses to the fund and its shareholders. Because technology is frequently changing, new ways to carry out cyberattacks continue to develop. In addition, the rapid development and increasingly widespread use of new technologies, including AI such as machine learning technology and generative AI models (AI technologies) could exacerbate these risks. Therefore, there is a chance that certain risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the ability of the fund and its service providers to plan for or respond to a cyberattack. Additionally, the use of AI technologies could impact the market as a whole, including through the use of AI by malicious actors for market manipulation, fraud, and cyberattacks. Information relating to the fund’s investments is delivered electronically, which can give rise to a number of risks, including, but not limited to, the risks that such communications may not be secure and may contain computer viruses or other defects, may not be accurately replicated on other systems, or may be intercepted, deleted or interfered with, without the knowledge of the sender or the intended recipient. Furthermore, geopolitical tensions could increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing.

Temporary Defensive Strategy: In response to adverse market, economic, industry, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks: Information about investment strategies and investment types not described in the prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (SAI).

Management of the Fund

Investment Adviser

MFS, located at 111 Huntington Avenue, Boston, Massachusetts 02199, serves as the investment adviser for the fund. Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

The fund pays no management fee to MFS; however, the underlying funds pay management fees to MFS which are reflected under “Summary of Key Information-Fees and Expenses” above.

MFS has agreed in writing to bear the fund's expenses, excluding management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, investment-related expenses, and fees and expenses associated with investments in investment companies and other similar investment vehicles, or make payment to the fund, such that "Other Expenses" do not exceed 0.00% of the class' average daily net assets annually for each of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 shares, and (0.12)% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2027. During the term of this agreement, Class R6 shares will receive payments from MFS in excess of its "Other Expenses" in an amount equal to at least 0.12% of the class' average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement is available in the fund’s Form N-CSR filed with the SEC for the period ended October 31, 2025, and in the related financial statements posted online at funds.mfs.com.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $643 billion as of June 30, 2026.

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is available to you at mfs.com/openendfunds by selecting the fund's name:

Information	Approximate Date of Posting
Fund’s top 10 holdings as of each month’s end	11 days after month end
Fund’s top 10 equity holdings as of each month's end	11 days after month end
Fund's top 10 fixed income holdings as of each month's end	11 days after month end
Fund’s holdings of underlying MFS funds as of each month’s end	11 days after month end

Top 10 holdings, top 10 equity holdings, and top 10 fixed income holdings are aggregated disclosed holdings of the underlying MFS funds. Top 10 holdings exclude cash, cash equivalents, short-term

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MFS Lifetime Income Fund

investments, currency derivatives, and the cash portion of other derivatives.

Full holdings of the underlying MFS funds in which the fund invests are available 19 days after month end or 24 days after month end (depending on the underlying fund). The most recently disclosed full holdings of the underlying MFS funds are available by selecting an underlying fund’s name under “MFS Fund Holdings (%)” on the fund’s Website at mfs.com. For purposes of full holdings, cash, cash equivalents, and short-term investments are aggregated and currency derivatives and the cash portion of other derivatives are aggregated.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on mfs.com until at least the date on which the fund files a Form N-CSR or Form N-PORT for the period that includes the date as of which the mfs.com information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Benjamin Nastou	Portfolio Manager, General Oversight of a Team of Investment Professionals	Employed in the investment area of MFS since 2001
Natalie Shapiro	Portfolio Manager, General Oversight of a Team of Investment Professionals	Employed in the investment area of MFS since 1997
Erich Shigley	Portfolio Manager, General Oversight of a Team of Investment Professionals	Employed in the investment area of MFS since 2013

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor

MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for payments made to service providers that provide certain sub-accounting and other shareholder services (shareholder servicing payments) and its out-of-pocket expenses. No shareholder servicing payments are made for Class R6 shares.

Description of Share Classes

The fund offers Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, Class R4, and Class R6 shares through this prospectus. All classes of the fund have the same investment objective and investments, but each class has its own sales charge and expense structure. Your financial intermediary may also charge you additional fees, commissions, or other charges. You should consult with your financial intermediary to help you determine which class is most appropriate for you.

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Purchases of Class R1 and Class R2 shares are closed to new eligible investors. Existing eligible investors can make additional purchases and reinvest distributions in Class R1 and Class R2 shares in any account open. Existing eligible investors may also exchange their Class R1 and Class R2 shares for the same share class of another MFS fund, open new Class R1 and Class R2 share accounts in other MFS funds, or transfer some or all of the shares in their account to another account and such account will be treated as an open account. Subject to the approval of the fund’s Board of Trustees, the fund may in the future (i) close purchases of Class R1 and/or Class R2 shares to existing eligible investors; (ii) terminate and liquidate Class R1 and/or Class R2 shares; or (iii) convert Class R1 and/or Class R2 shares to another share class of the fund. Such actions may be undertaken without shareholder approval, but the fund expects to provide shareholders with at least 60 days’ notice before taking any such action.

Share Class Eligibility

Your financial intermediary is responsible for determining if you meet any share class eligibility requirements. MFS does not generally monitor any share class eligibility requirements.

Class A, Class B, and Class C shares do not have any share class eligibility requirements.

Class I shares generally are available only to the following eligible investors:

• certain retirement plans established for the benefit of employees and former employees of MFS or its affiliates;

• defined benefit retirement plans, endowments, or foundations;

• bank trust departments or law firms acting as trustee or manager for trust accounts;

• investors who purchase shares through asset-based fee programs available through financial intermediaries;

• employees and former employees of MFS and its subsidiaries who were employed by MFS or its subsidiaries on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons' spouses or legal equivalents under applicable state law; and

• trustees and former trustees of any investment company for which MFD serves as a distributor and who served as trustee on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons' spouses or legal equivalents under applicable state law.

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MFS Lifetime Income Fund

Class I shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class I shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class I shares through such programs. In addition, Class I shares are available to investors whose Class A, Class B, or Class C shares have been converted to Class I shares as a result of no financial intermediary being specified on the investor's account. (Please see "Conversion Among Share Classes" below.)

Class R1, Class R2, Class R3, and Class R4 shares generally are available only to eligible retirement plans (401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level (“Employer Retirement Plans”)), and health savings accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the fund at an omnibus level.

Class R1, Class R2, Class R3, and Class R4 shares generally are not available to traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, salary reduction only 403(b) plans, and Section 529 tuition plans.

Class R6 shares generally are available only to the following eligible investors:

• Employer Retirement Plans;

• health savings accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the fund at an omnibus level;

• investment companies distributed by MFD;

• endowments and foundations, local, city and state agencies (or entities acting on their behalf), corporations and other institutional investors;

• funded welfare benefit plans (e.g., Voluntary Employees' Beneficiary Association (VEBA) and Other Post-Employment Benefits (OPEB) plans);

• unaffiliated registered investment companies;

• collective investment trusts;

• investors who purchase shares through asset-based fee programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs;

• Section 529 tuition plans that have entered into an agreement with MFD to purchase Class R6 shares; and

• MFS Development Funds, LLC, pooled investment vehicles established by MFS for the purpose of establishing a performance record to enable MFS and its subsidiaries to offer such vehicle’s investment style to clients.

Class R6 shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class R6 shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs.

Conversion Among Share Classes

If you hold Class B shares for approximately eight years, they will convert to Class A shares of the fund. For purposes of calculating the conversion date, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.

All Class B shares you acquire through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any Class B shares in your account convert to Class A shares, a proportionate number of the Class B shares in the sub-account will also convert to Class A shares.

For shareholders invested in Class B shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period. The automatic conversion of Class B shares to Class A shares will not apply to shares held through financial intermediaries that do not track the length of time that a shareholder has held such shares. Please consult your financial intermediary for more information.

If you hold Class C shares for approximately eight years, they will convert to Class A shares of the fund. For purposes of calculating the conversion date, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.

All Class C shares you acquire through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any Class C shares in your account convert to Class A shares, a proportionate number of the Class C shares in the sub-account will also convert to Class A shares.

For shareholders invested in Class C shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period. The automatic conversion of Class C shares to Class A shares will not apply to shares held through financial intermediaries that do not track the length of time that a shareholder has held such shares. In addition, for shareholders invested in Class C shares through a financial intermediary, Class C shares may be automatically exchanged for Class A shares of the fund under the policies of the financial intermediary, as described in Appendix A of this prospectus.  It is solely the responsibility of the respective financial intermediary to administer and support such transactions. Please consult your financial intermediary for more information.

Class C shareholders of the fund may be able to convert their shares to Class A shares of the fund if their financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD. Class C shareholders also may be able to convert their Class C shares not subject to a CDSC to Class I shares of the fund if they satisfy eligibility requirements of Class I shares.

Shareholders may be able to convert between Class A shares and Class I shares of the fund if they satisfy eligibility requirements for the other class, if any. Class I shareholders may be able to convert their Class I shares to Class R6 shares of the fund if they satisfy eligibility requirements of Class R6 shares.

Class A, Class B, or Class C shares in an account held directly with MFSC for which no financial intermediary is specified will be periodically converted to Class I shares as authorized by MFD. If your Class A, Class B, or Class C shares are converted to Class I shares pursuant to this conversion feature, all future purchases in your account will be invested in Class I shares. Shareholders will generally be provided with written notice at least 30 days prior to a conversion of their Class A, Class B, or Class C shares to Class I shares.

If a shareholder converts from one share class to another share class of the fund, as described above, the transaction will be based on the

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MFS Lifetime Income Fund

respective net asset value of each class as of the trade date for the conversion. Consequently, the converting shareholder may receive fewer shares or more shares than originally owned, depending on that day’s net asset values. The total value of the initially held shares, however, will equal the total value of the converted shares received. A conversion between share classes in the same fund, as described above, is a nontaxable event for U.S. federal income tax purposes.

Sales Charges and Waivers and Reductions

You may be subject to an initial sales charge when you purchase Class A shares, or a CDSC when you redeem Class A, Class B, or Class C shares. These sales charges are paid to MFD.

You may qualify for a sales charge waiver or reduction when you purchase or redeem shares. The waivers or reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction. Further details regarding these waivers and reductions are provided in Appendix A of this prospectus. It is your responsibility to inform your financial intermediary or MFSC upon purchasing fund shares of your eligibility for a sales charge waiver or reduction. Waivers or reductions may be eliminated, modified, and added at any time without providing advance notice to shareholders.

Class A Shares. You may purchase Class A shares at the offering price (which includes the applicable initial sales charge).

The amount of the initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest, as follows:

	INITIAL SALES CHARGE AS PERCENTAGE OF:
Amount of Purchase	GROSS PURCHASE AMOUNT (OFFERING PRICE*)	NET AMOUNT INVESTED
Less than $100,000	4.25%	4.44%
$100,000 but less than $250,000	3.25%	3.36%
$250,000 but less than $500,000	2.25%	2.30%
$500,000 or more	None	None

* Offering price is calculated by dividing the net asset value of a share by the difference between 1 and the initial sales charge percentage. Because the offering price is rounded to two decimal places, actual sales charges you pay may be more or less than those calculated using these percentages.

You may purchase Class A shares without an initial sales charge when you invest $500,000 or more in Class A shares. However, for purchasers other than Employer Retirement Plans, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 18 months of purchase.

Purchases of the fund and exchanges out of the fund are subject to the MFS funds’ policies concerning disruptive trading practices. This includes exchanges out of the fund within a short period of time after purchase for the purpose of avoiding a higher initial sales charge on the MFS fund into which you exchange. The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order believed to represent frequent or other disruptive trading. In such situations, the MFS funds may prohibit future purchases from you and/or the financial intermediary associated with your account. See “How to Purchase, Redeem, and Exchange Shares—Disruptive Trading” for more information regarding MFS funds’ policies concerning disruptive trading practices.

Class B Shares. Class B shares are not subject to an initial sales charge, but if you redeem your shares within the first six years after purchase, you may be subject to a CDSC (declining from 4% during the first year to 0% after six years).

The CDSC is imposed according to the following schedule:

Year of redemption after purchase	1st	2nd	3rd	4th	5th	6th	7th
Contingent deferred sales charge	4%	4%	3%	3%	2%	1%	0%

Class C Shares. You may purchase Class C shares at net asset value without an initial sales charge. However, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 12 months of your purchase.

Class I Shares. Eligible investors may purchase Class I shares at net asset value without an initial sales charge or a CDSC upon redemption.

Class R1, Class R2, Class R3, Class R4, and Class R6 Shares. Eligible investors may purchase Class R1, Class R2, Class R3, Class R4, and Class R6 shares at net asset value without an initial sales charge or a CDSC upon redemption.

Calculation Of CDSC. As discussed above, certain investments in Class A, Class B, and Class C shares are subject to a CDSC. For purposes of calculating the CDSC, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the CDSC, if you sell only some of your shares, shares not subject to a CDSC are sold first, followed by shares held the longest.

Shares acquired through reinvestment of distributions are not subject to a CDSC.

Distribution and Service Fees

The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Distribution Plan”). Under the Distribution Plan, the fund pays distribution and/or service fees to MFD to support the sale and distribution of Class A, Class B, Class C, Class R1, Class R2, and Class R3 shares, and/or shareholder servicing and account maintenance activities. These distribution and/or service fees equal on an annual basis up to the following maximum percentages of average daily net assets of the class:

CLASS	MAXIMUM DISTRIBUTION FEE	MAXIMUM SERVICE FEE	MAXIMUM TOTAL DISTRIBUTION AND SERVICE FEE
Class A	0.00%	0.25%	0.25%
Class B	0.75%	0.25%	1.00%
Class C	0.75%	0.25%	1.00%
Class R1	0.75%	0.25%	1.00%
Class R2	0.25%	0.25%	0.50%
Class R3	0.00%	0.25%	0.25%

These fees are paid out of fund assets of the applicable class of shares. Because these fees are an ongoing expense of the fund, they increase the cost of your investment over time and may cost you more than other types of sales charges.

MFD has voluntarily agreed to rebate to the class a portion of such class' 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to seed money of MFS or an affiliate.

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The fund has not adopted a Rule 12b-1 plan with respect to its Class I, Class R4, or Class R6 shares.

Financial Intermediary Compensation

The term "financial intermediary" refers to any broker/dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, third-party administrator, insurance company, consultant, and any other institution having a selling, administration, or any similar agreement with MFD, MFS, or any of their affiliates.

Financial intermediaries receive various forms of compensation in connection with the sale of shares of a fund and/or the servicing of shareholder accounts. Financial intermediaries receive such compensation (i) in the form of up-front commissions and ongoing asset-based compensation paid by MFD based on sales charges received and expected to be received by MFD from shareholders and Distribution Plan distribution and service payments received by MFD from the fund, (ii) in the form of shareholder servicing payments paid by an affiliate of MFD based on the receipt of such payments by MFD or its affiliates from the fund, and/or (iii) in the form of payments paid by MFD from MFD’s own additional resources, which may be made to the financial intermediary or its affiliate.

Financial intermediaries receive up-front commissions of up to the following percentage amount(s) for sales of the following share class(es):

SHARE CLASS	UP FRONT COMMISSION AS A PERCENTAGE OF OFFERING PRICE
Class A	4.25%
Class B	3.75%
Class C	1.00%

In addition, certain financial intermediaries receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to participate in MFD’s promotional efforts and/or in recognition of their marketing support, administrative services, and/or transaction processing support, which may be made to the financial intermediary or its affiliate. This compensation from MFD is not reflected in the "Fees and Expenses" table in the fund's prospectus. MFD compensates financial intermediaries based on factors including, but not limited to, the distribution potential of the financial intermediary, the types of products and programs offered by the financial intermediary, eligibility for placement on the financial intermediary's preferred or recommended list, the financial and contractual terms with the financial intermediary, the level and/or type of marketing and administrative support provided by the financial intermediary, and the quality of the overall relationship with the financial intermediary. Additionally, MFD normally considers factors such as the level of assets attributable to the financial intermediary, the level of redemptions by the financial intermediary, the level of access to the financial intermediary's representatives and management, the ability to educate the representatives of the financial intermediary about the MFS funds, and the number of representatives of the financial intermediary potentially utilizing the MFS funds with their clients.

MFD makes these additional payments to financial intermediaries for marketing support and administrative services with respect to fund shares sold or held through the financial intermediary's distribution network and/or through programs such as retirement programs, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. MFD also makes payments to certain financial intermediaries to help offset the costs associated with client account maintenance support, statement preparation, and transaction processing. To the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and other applicable laws and regulations, MFD makes other payments or allows other promotional incentives or payments to financial intermediaries.

The types of payments described above are not exclusive and such payments can be significant to the financial intermediary. In addition, the compensation that financial intermediaries receive may vary by class of shares sold and among financial intermediaries. Depending upon the arrangements in place at any particular time, financial intermediaries may have a financial incentive to recommend a particular fund or share class when a less expensive option with the same or similar characteristics is available or to recommend MFS funds instead of other funds that generate less or no compensation for the financial intermediary. Likewise, such compensation could create incentives for the financial intermediary to hold an investment longer than might be appropriate, or conversely, to make more frequent exchanges or other transactions than might be necessary.

You can find further details in the SAI about the payments made by MFD and its affiliates and the services provided by financial intermediaries. Financial intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You should ask your financial intermediary for information about any payments it receives from MFD and its affiliates and any services it provides, as well as about fees and/or commissions it charges you. Financial intermediaries that sell fund shares may also act as a broker/dealer in connection with an MFS fund's purchase or sale of portfolio securities. However, the fund and MFS do not consider financial intermediaries’ sales of shares of an MFS fund as a factor when choosing broker/dealers to effect portfolio transactions for the MFS funds.

How To Purchase, Redeem, and Exchange Shares

You may purchase, redeem, and exchange shares of the fund in the manner described below. The fund is generally only available to U.S. residents with a valid U.S. tax identification number (and to certain other qualified investors). If you buy or sell shares of the fund through a retirement account, Section 529 tuition plan, or financial intermediary, the procedures for buying, selling, and exchanging shares of the fund and the features, policies, and fees may differ from those discussed in this prospectus. Investment minimums may be waived or reduced for certain types of investors and investments and your financial intermediary may have additional minimums.

How to Purchase Shares

Your shares will be bought at the offering price (the net asset value per share plus any applicable initial sales charge) next calculated after your purchase order is received in proper form. Your financial intermediary is responsible for transmitting your purchase order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any purchase order that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of purchase; contact MFSC if you have questions about your particular circumstances. Certain restrictions apply to the use of a transfer on death registration. You or your financial intermediary should contact MFSC to obtain a Transfer on Death registration form and for information regarding MFSC’s other requirements for transfer on death registrations. If payment for a purchase order is not received by the time required

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MFS Lifetime Income Fund

under applicable law, your purchase order may be cancelled and your financial intermediary could be liable for any costs or losses.

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders. The fund may stop offering shares completely, or may offer shares only on a limited basis, for a period of time or permanently.

The fund is required by law to obtain from you certain information that will be used to verify the identity of the account owner. If you do not provide the information, the fund will not be able to open your account. The fund must also take certain steps to verify that the account information you provide is correct.

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Purchases of Class R1 and Class R2 shares are closed to new eligible investors. Existing eligible investors can make additional purchases and reinvest distributions in Class R1 and Class R2 shares in any account open. Existing eligible investors may also exchange their Class R1 and Class R2 shares for the same share class of another MFS fund, open new Class R1 and Class R2 share accounts in other MFS funds, or transfer some or all of the shares in their account to another account and such account will be treated as an open account. Subject to the approval of the fund’s Board of Trustees, the fund may in the future (i) close purchases of Class R1 and/or Class R2 shares to existing eligible investors; (ii) terminate and liquidate Class R1 and/or Class R2 shares; or (iii) convert Class R1 and/or Class R2 shares to another share class of the fund. Such actions may be undertaken without shareholder approval, but the fund expects to provide shareholders with at least 60 days’ notice before taking any such action.

Class A, Class B, and Class C Shares. You can establish an account by having your financial intermediary process your purchase or by contacting MFSC directly.

Purchases of Class B shares are subject to a total account value limitation at the time of purchase of $99,999, and purchases of Class C shares are subject to a total account value limitation at the time of purchase of $499,999. If your existing accounts for all share classes held with the MFS funds have a total value equal to $99,999 for Class B share purchases or $499,999 for Class C share purchases, you will not be able to purchase Class B or Class C shares, as applicable. For the purpose of determining your total account value, existing accounts for all share classes held with the MFS funds that are linked under a Letter of Intent or Right of Accumulation will be included.

The fund or its agents may at their discretion accept a purchase request for Class B shares or Class C shares that would otherwise exceed the total account value limitation of $99,999 and $499,999, respectively, under certain circumstances, including purchases by certain types of group or sponsored retirement plans.

Class I Shares. You can establish an account through your MFD representative, by having your financial intermediary process your purchase, or by contacting MFSC directly.

Class R1, Class R2, Class R3, Class R4, and Class R6 Shares. You can establish an account through your financial intermediary or by contacting MFSC directly. For Class R6 investors, you can also establish your account through your MFD representative.

Additional Purchases

You may purchase additional shares through your financial intermediary or MFSC.

Additional Purchases Directly Through MFSC.

• Mail. You may purchase additional shares by mailing a check with your investment instructions to MFSC.

• Telephone. You may purchase additional shares by phone from your pre-designated bank account. You must elect this privilege on your account application or service application. Purchases via telephone are not available for certain types of accounts.

• Internet. You may purchase additional shares from a pre-designated bank account via the Internet at mfs.com (MFS Access). You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Purchases via the Internet are not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares, and certain types of accounts.

• Wire. To purchase additional shares by wire, call MFSC for instructions.

• Automatic Investment Plan. You may purchase additional shares by automatically investing a designated amount from your checking or savings account on any day of the month. You must elect this privilege on your account application or service application.

Additional Purchases Through Your Financial Intermediary. You can have your financial intermediary purchase shares on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

How to Redeem Shares

Your shares will be sold at the net asset value per share next calculated after your redemption order is received in proper form, minus any applicable CDSC and/or other fees. Your financial intermediary is responsible for transmitting your redemption order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any redemption request that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of redemption; contact MFSC if you have questions about your particular circumstances.

In certain circumstances, you will need to have your signature guaranteed and/or submit additional documentation to redeem your shares. In general, no signature guarantee is required for a redemption order for up to $100,000 that is signed by all owners or fiduciaries identified in the account registration, paid as registered, and mailed to the address of record. However, if you have changed your address of record within 30 days of your redemption order, a Medallion signature guarantee will generally be required. A Medallion signature guarantee will also generally be required if you want to send your redemption proceeds to a pre-designated bank account that was added or changed on your account within 30 days of your redemption order.

The fund typically processes your redemption proceeds, after your request is received in proper form, by the end of the next business day for payment by wire and payment processed through DTCC's Defined Contribution Clearance & Settlement System or Fund/SERV system (financial intermediaries can choose to have payments processed through the Fund/SERV system by the end of the second business day instead of the next business day), and by the end of the second business day for payment by check and Automated Clearing House. However, the fund may delay processing your redemption request for up to seven days. Under unusual circumstances, such as when the NYSE is closed, trading

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MFS Lifetime Income Fund

on the NYSE is restricted, or as permitted by the SEC, the fund may suspend redemptions or postpone payment for more than seven days.

If you recently purchased shares and subsequently request a redemption, redemption proceeds (other than in an exchange) for the shares you recently purchased will generally be delayed until money from such purchases sufficient to cover your redemption has been received and collected. Receiving and collecting payment can take up to seven business days after a purchase. You can avoid this delay by purchasing shares by wire transfer.

The fund typically expects to meet redemption requests by holding cash and/or cash equivalents, selling investments, and using overdraft provisions or lines of credit. The fund may also meet redemption requests by redeeming shares in kind for large redemptions or during stressed market conditions. If, during any 90-day period, you redeem shares in an amount greater than the lesser of $250,000 or 1% of fund net assets, and if MFS determines it to be feasible and appropriate, the fund may pay the redemption amount above such threshold by a distribution in kind of portfolio securities (redemption in kind). In the event that the fund makes a redemption in kind, you should expect to incur brokerage and other transaction charges when converting the securities to cash, and the securities will likely increase or decrease in value before you sell them.

You may redeem your shares either by having your financial intermediary process your redemption or by contacting MFSC directly.

Redeeming Directly Through MFSC.

• Mail. To redeem shares by mail, you can send a letter, or the applicable redemption form, to MFSC with the name of the fund, your account number, and the number of shares or dollar amount to be redeemed. MFSC currently charges a fee to send your proceeds via overnight mail.

• Telephone. If a signature guarantee is not required, you can call MFSC to have shares redeemed from your account and proceeds mailed to the address of record on the account. MFSC currently charges a fee to send your proceeds via overnight mail. You can also call MFSC to have shares redeemed from your account and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application if you wish to have proceeds sent to your bank account. Telephone redemptions are not available for certain types of accounts.

• Internet. If a signature guarantee is not required, you can have shares redeemed from your account via the Internet at mfs.com (MFS Access) and the proceeds mailed to the address of record on the account. You can also have shares redeemed from your account via MFS Access and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Redemptions via the Internet are not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares, and certain types of accounts.

• Systematic Withdrawal Plan (not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares). If you have a balance of at least $5,000 in your account in the fund, you may elect to automatically receive (or designate someone else to receive) regular periodic payments (of at least $50 if by check) through an automatic redemption of such classes. The fund may terminate any Systematic Withdrawal Plan for an account if the value of the account falls below $5,000 as a result of share redemptions (other than as a result of a Systematic Withdrawal Plan). Please contact MFSC or your financial intermediary for details.

Redeeming Through Your Financial Intermediary. You can have your financial intermediary process a redemption on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

Signature Guarantee/Additional Documentation. If a Medallion signature guarantee is required, your signature may be guaranteed by an eligible bank, broker/dealer, credit union, national securities exchange, registered securities association, clearing agency, or savings association that participates in a Medallion program recognized by the Securities Transfer Association. MFSC may require additional documentation for certain types of registrations and under certain circumstances. Signature guarantees and this additional documentation shall be accepted in accordance with policies established by MFSC, and MFSC may, at its discretion, change and make certain exceptions to these requirements. Please contact MFSC with any questions and for the requirements for your particular situation.

Share Certificates. If certificates are outstanding for your shares, you may only redeem such shares by mailing the certificates to MFSC. Telephone, electronic, and systematic withdrawal plan redemptions and checkwriting are not available if certificates are outstanding for your shares.

Involuntary Redemptions. Because it is costly to maintain small accounts, the MFS funds have reserved the right to redeem your Class A, Class B, Class C, or Class I shares without your permission when your account contains less than $500 for any reason, including market fluctuation. Before the fund makes such a redemption, you will be notified and given 60 days to increase your investment to at least $500. Certain accounts are not subject to these provisions. Any applicable CDSC will be waived for shares redeemed due to the small size of a shareholder's account.

In addition, the MFS funds have reserved the right to redeem your shares without your permission in cases of threatening conduct or suspicious, fraudulent, or illegal activity. Any applicable CDSC will be assessed upon redemption of your shares.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund.

Exchange Privilege. You can exchange your shares for shares of the same class, if available, of most other MFS funds at their respective net asset values by having your financial intermediary process your exchange request or by contacting MFSC directly.

You can exchange your Class A shares and your Class I shares for shares of MFS U.S. Government Money Market Fund, if available, according to the terms of such fund’s prospectus.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC.

You should read the prospectus of the MFS fund into which you are exchanging and consider the differences in investment objectives, policies, and risks, and in fees and expenses, before making an exchange. The exchange privilege may be changed or discontinued

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MFS Lifetime Income Fund

at any time, and all exchanges are subject to certain limitations and the MFS funds’ policies concerning disruptive trading practices, which are designed to protect the funds and their shareholders from the harmful effects of frequent trading. No more than ten exchanges may be made in any one exchange request by telephone.

The MFS funds allow certain financial intermediaries to place exchange orders on behalf of a group of their discretionary investment advisory clients (“group exchange orders”). As with any exchange request, the funds and their agents reserve the right to reject any group exchange order, and the funds’ agents will generally reject any group exchange order received by the funds or their agents after 1 p.m., Eastern time. In addition, MFD has agreements with certain financial intermediaries which set forth the terms and conditions under which group exchange orders may be placed by these financial intermediaries. These conditions may be more restrictive than those applicable to individual exchange orders, and may include the requirement to provide the funds or their agents with advance notice of group exchange orders.

Automatic Exchange Plan (not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares). If you have a balance of at least $2,000 in your account in the fund, you may participate in the automatic exchange plan, a dollar-cost averaging program. This plan permits you to make automatic periodic exchanges from your account in the fund for shares of the same class of other MFS funds. Exchanges will generally be made at net asset value without any sales charges; however, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares.

Disruptive Trading

General Purchase and Exchange Limitation Policy. The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In the event that MFSC rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC's judgment, in consultation with MFS, as appropriate, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

Disruptive Trading Risks. To the extent that the MFS funds or their agents are unable to curtail disruptive trading practices in a fund (e.g., disruptive frequent trading) or to the extent there are large or frequent redemptions in a fund, these purchases and/or redemptions can interfere with the efficient management of the fund's portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

Frequent Trading. The fund is not intended to serve as a vehicle for frequent trading. The Board of Trustees of the fund has adopted the purchase and exchange limitation policy described below, which it believes is reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce this policy, subject to oversight by the Board of Trustees. The fund may alter its policies at any time without notice to shareholders.

MFSC will generally restrict, reject or cancel purchase and exchange orders into the fund if MFSC determines that an accountholder has made two exchanges, each in an amount of $25,000 or more, out of an account in the fund during a calendar quarter (“two exchange limit”). This policy does not apply to Section 529 tuition plans and MFS money market funds, or to exchanges initiated by a retirement plan trustee or sponsor rather than by a plan participant, and other similar non-discretionary exchanges (e.g., in connection with fund mergers/acquisitions/liquidations). MFSC may make exceptions to this policy if, in its judgment, the transaction does not represent frequent trading activity, such as purchases made through systematic purchase plans (but not systematic exchange plans), payroll contributions, or distribution investment programs. In applying this policy, MFSC considers the information available to it at the time and reserves the right to consider trading effected through multiple accounts that are under common ownership, control, or influence to be trading out of a single account.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the accountholder (e.g., an accountholder who on the same day exchanges $26,000 from the fund into two other MFS funds, by exchanging $13,000 into each of the two MFS funds, will be viewed as having made one exchange transaction exceeding $25,000 in value).

Omnibus accounts, in which shares are held in the name of a financial intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among certain financial intermediaries such as brokers, retirement plans, investment advisers, and insurance companies.

Financial intermediaries are required to reject any purchase or exchange orders in the fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading (“Waived Financial Intermediary”). With respect to Waived Financial Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the fund by the customers of such Waived Financial Intermediary, including requesting underlying shareholder account data more frequently than from other financial intermediaries.

With respect to omnibus accounts that provide MFSC with underlying shareholder data daily, MFSC will apply the two exchange limit directly to underlying shareholders. For all other accounts which MFSC determines are omnibus accounts, MFSC will apply the two exchange limit to the omnibus account itself. Applying the two exchange limit to the omnibus account itself will not necessarily detect violations of the two exchange limit by underlying shareholders. If the financial intermediary associated with an omnibus account that has triggered the two exchange limit demonstrates to MFSC, as determined in MFSC’s sole discretion, that no single underlying shareholder triggered the two exchange limit, then MFSC will remove any restrictions, rejections, or cancellations imposed on the account. If the financial intermediary demonstrates to MFSC that a single underlying shareholder triggered the two exchange limit and that the financial intermediary itself will apply applicable restrictions, rejections, or cancellations to that underlying shareholder, MFSC will likewise remove any restrictions, rejections, or cancellations imposed on the omnibus account. Otherwise, MFSC will continue to apply the two exchange limit to the omnibus account.

Certain financial intermediaries may use procedures to restrict frequent trading by their customers who invest in the fund while others may not employ any procedures to restrict frequent trading. Such procedures, if any, may be less restrictive than the fund’s purchase and exchange limitation policy, may permit transactions not permitted by the fund’s purchase and exchange limitation policy, including transactions in excess of the two exchange limit, and/or may prohibit transactions not subject to the fund’s purchase and exchange limitation policy. You should consult your financial intermediary about any restrictions it imposes on frequent trading.

There is no assurance that MFSC will be able to detect or prevent frequent trading. Shareholders seeking to engage in frequent

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MFS Lifetime Income Fund

trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for detecting frequent trading, including reviewing transactions (including exchanges) that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that occur close in time to other transactions in the same account or in multiple accounts that are under common ownership, control, or influence. Any or all of these parameters (including those not listed) may change at any time. If MFSC detects suspicious trading activity at the omnibus account level, it will contact the financial intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading that is disruptive to a fund. However, the underlying shareholder data received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If disruptive frequent trading is identified, MFSC will take appropriate action, such as requesting the financial intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the financial intermediary. In reviewing trading activity, MFSC may determine that certain transactions entered into for legitimate purposes do not represent frequent trading activity that is disruptive to a fund.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts. MFSC expects to request underlying shareholder data based on its assessment of the likelihood of frequent trading by underlying shareholders among other factors. MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other financial intermediaries. There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

Other Considerations

Unauthorized Transactions. MFS will not be responsible for losses that result from unauthorized transactions unless MFSC does not follow procedures reasonably designed to verify your identity. If an account has more than one owner or authorized person, MFSC will accept telephone and online instructions from any one owner or authorized person, except MFSC will require instructions for a redemption from all trustees of trust accounts registered with multiple trustees. It is important that you contact MFSC immediately about any transactions made through MFSC you believe to be unauthorized.

Ability to Contact MFSC. Certain methods of contacting MFSC, such as by mail, telephone, or electronically, may be unavailable or delayed (for example, after natural disasters, during periods of significant/major political, social, or economic instability, or in the event of a cybersecurity incident).

Unclaimed Accounts and Uncashed Checks. If your account has no activity for a certain period of time, mail sent to you on behalf of the fund is returned by the post office, and/or you fail to cash a check associated with your account within a certain period of time, the fund may be required to transfer your account and any assets related to uncashed checks to the appropriate state under unclaimed property rules that provide for transfer to the state (also known as “escheatment”) of unclaimed property. To avoid such action, it is important to keep your account address up to date, periodically communicate with the fund, MFSC, or your financial intermediary, and cash checks associated with your account in a timely manner. If you invest in a fund through a financial intermediary, we encourage you to contact the financial intermediary regarding applicable state unclaimed property laws. Please check your state’s unclaimed or abandoned property website for specific information. When a traditional IRA account is transferred to a state as abandoned property, the Internal Revenue Service (the IRS) considers the transfer a taxable distribution subject to U.S. federal income tax withholding and reporting. The fund and MFSC will not be liable to shareholders or their representatives for good faith compliance with abandoned property laws.

Reservation of Other Rights. In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws, and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Anti-Money Laundering Restrictions. U.S. law requires the fund to implement policies and procedures reasonably designed to prevent, detect, and report money laundering and other illegal activity. The fund, consistent with applicable U.S. law, may redeem your shares and close your account; suspend, restrict, or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if MFSC is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures. Any applicable CDSC will be assessed upon redemption of your shares.

Confirmations in Quarterly Statements. Transactions made under certain periodic investment and withdrawal programs (including reinvestment plans) will be confirmed on quarterly account statements.

Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the fund does not transact purchase and redemption orders. To the extent the fund's assets are traded in other markets on days when the fund does not price its shares, the value of the fund's assets will likely change when you will not be able to purchase or redeem shares of the fund.

To determine net asset value, the fund’s investments for which reliable market quotations are readily available are valued at market value, and funds in which the fund invests are generally valued at their net asset value per share. Certain short term debt instruments may be valued at amortized cost.

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MFS Lifetime Income Fund

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments to MFS pursuant to the fund's valuation policy and procedures approved by the Board of Trustees. The Board of Trustees has designated MFS as the "valuation designee" of the fund. As valuation designee, MFS will determine the fair value, in good faith, of securities and other instruments held by the fund for which market quotations are not readily available and, among other things, will assess and manage material risks associated with fair value determinations, select, apply, and test fair value methodologies, and oversee and evaluate pricing services used in valuing the fund's investments. If MFS determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by MFS in accordance with the fair valuation policy and procedures adopted by MFS.

Under the fund's valuation policy and procedures, market quotations are not considered to be readily available for debt instruments and many types of derivatives. These investments are generally valued at fair value as determined by MFS based on information from third-party pricing services or otherwise determined by MFS in accordance with its fair valuation policy and procedures. These valuations can be based on both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads, and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but the fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions.

In addition, investments may be valued at fair value if MFS determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, foreign equity securities may often be valued at fair value. MFS generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost, and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment.

The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Distributions

The fund intends to declare a dividend daily and to pay any dividends to shareholders at least monthly.

Any capital gains are distributed at least annually.

Distribution Options

The following distribution options are generally available for Class A, Class B, Class C, and Class I shares:

• Dividend and capital gain distributions automatically reinvested in additional shares (this option will be assigned if no other option is specified);

• Dividend distributions in cash; capital gain distributions automatically reinvested in additional shares;

• Dividend and capital gain distributions in cash; or

• Dividend and capital gain distributions automatically reinvested into the same class of shares of another MFS fund (not available for Class B shares).

Not all options are available for every class or every account.

Dividends and capital gain distributions for Class R1, Class R2, Class R3, Class R4, and Class R6 shares can only be reinvested in additional shares of the fund, except with respect to Class R6 shares, (i) certain institutional shareholders, (ii) shareholders who purchase shares through brokerage programs of certain financial intermediaries, and (iii) shareholders who purchase shares through asset-based fee programs of certain financial intermediaries may elect any of the other distribution options described above.

The distribution option for accounts with dividend distributions of less than $10 generally will be changed to reinvestment in additional shares of the fund. If you have elected to receive distributions in cash, and the postal service is unable to deliver checks to your address of record, or you do not respond to mailings from MFSC with regard to uncashed distribution checks, your distribution option may be converted to having all distributions reinvested in additional shares. You should contact MFSC to change your distribution option, and your request to do so must be received by MFSC before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund will have on your particular tax situation, including possible U.S. federal, state, and local and non-U.S. taxes. This discussion does not apply to shares of the fund held through tax-advantaged accounts such as retirement plans or by shareholders that are not "United States persons" under the Internal Revenue Code of 1986, as amended (the Internal Revenue Code).

The fund expects to distribute substantially all of its income and gains annually. Distributions from the fund are taxable whether you receive them in cash or reinvest them in additional shares. If you buy shares when the fund has realized but not yet distributed ordinary income or capital gains, you will pay full price for the shares and then receive a portion back as a taxable distribution if you continue to hold the shares through that distribution’s record date.

Any gain resulting from the redemption, sale, or exchange of your shares will generally also be subject to tax.

For U.S. federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the fund

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MFS Lifetime Income Fund

owned or is deemed to have owned the investments that generated them, rather than how long you have owned your shares of the fund. Distributions of gains from the sale of investments that the fund owned for more than one year and that are properly reported by the fund as capital gain dividends will be treated as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. Distributions of gains from the sale of investments that the fund owned for one year or less will be taxable as ordinary income. If some or all of the fund’s income derives from “qualified dividend income” and if you are an individual who meets holding period and other requirements with respect to the fund’s shares, those distributions that are properly reported by the fund as derived from qualified dividend income are taxed to you at the reduced rates applicable to net capital gains. The portion of the fund's distributions that will be derived from qualified dividend income fluctuates depending on the allocations to equity fund classes.

A 3.8% Medicare contribution tax is generally imposed on distributions paid by the fund (other than exempt-interest dividends, if any) to, and net gains recognized on the sale, redemption, exchange, or other taxable disposition of shares of the fund by certain individuals, estates, and trusts to the extent their income exceeds certain threshold amounts.

Investing in underlying funds could affect the amount, timing, and character of distributions from the fund, and, therefore, may increase the amount of taxes payable by shareholders.

Investments by the underlying funds in foreign securities may be subject to foreign withholding or other taxes, which will decrease the fund's return on those securities.

If at the close of each quarter of the fund's taxable year, at least 50% of its total assets consists of interests in other regulated investment companies, the fund will be permitted to elect to pass through to its shareholders foreign income and other similar taxes paid by the fund in respect of foreign securities it holds directly or by an underlying fund that itself is eligible to elect and so elected to pass such taxes through to shareholders. If the fund makes such an election, you must include your share of those taxes in gross income as a distribution from the fund, and you will be allowed to claim a tax credit (or a deduction) for such taxes.

The IRS Form 1099 that is provided to you early each year details your distributions from the fund and how they are treated for U.S. federal tax purposes, and cost basis information for shares purchased on or after January 1, 2012, that you redeemed, sold, or exchanged. Our default method for calculating cost basis is average cost basis. More information about other cost basis methods and a cost basis selection/change form is available on mfs.com. If your account is held by your financial intermediary, you must contact your financial intermediary to obtain information about available cost basis methods and cost basis elections for your account.

Information about the Summary Prospectus, Prospectus, and SAI

The summary prospectus, prospectus, and SAI for a fund provide information concerning the fund. The summary prospectus, prospectus, and SAI are updated at least annually and any information provided in a summary prospectus, prospectus, or SAI can be changed without a shareholder vote unless specifically stated otherwise. The summary prospectus, prospectus, and SAI are not contracts between the fund and its shareholders and do not give rise to any contractual rights or obligations or any shareholder rights other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Provision of Shareholder Reports and Summary Prospectuses

The fund produces shareholder reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one paper copy of the fund’s annual and semiannual shareholder report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Additional Information on Fees and Expenses and Performance

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund’s most recently completed fiscal year, and a weighted average of the total annual fund operating expenses and the fee charged (if any) by the fund(s) in which the fund invested during the fund’s most recently completed fiscal year, expressed as a percentage of a class' average net assets during the period. The fund invests in Class R6 shares of the underlying funds. Annual fund operating expenses have not been adjusted to reflect the fund’s current asset size. In general, annual fund operating expenses, expressed as a percentage of a class' average net assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

Performance Information

All performance information shown in the “Class A Bar Chart” and the “Performance Table” reflects any applicable fee reductions and waivers and expense reimbursements and payments in effect during the periods shown; without these, the performance would have been lower.

From time to time, the fund may receive proceeds from litigation settlements, without which performance would be lower.

The fund commenced operations on September 29, 2005, with the offering of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 shares, and subsequently offered Class R6 shares on August 29, 2016.

In the "Performance Table," performance for Class R6 shares includes the performance of the fund's Class I shares, adjusted to take into account differences in sales loads and class specific operating expenses (such as Rule 12b-1 fees), if any, for periods prior to their offering.

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MFS Lifetime Income Fund

Financial Highlights

The financial highlights are intended to help you understand a fund’s financial performance for the past five years. Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, is filed with the SEC on Form N-CSR and is available online at funds.mfs.com and upon request by contacting MFSC (please see back cover for address and telephone number). The fund’s independent registered public accounting firm is Ernst & Young LLP.

	Year ended
Class A	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$12.14	$12.01	$11.94	$12.48	$13.84
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.45	$0.44	$0.38	$0.35	$0.45
Net realized and unrealized gain (loss)	0.73	0.48	0.21	(0.40)	(1.01)
Total from investment operations	$1.18	$0.92	$0.59	$(0.05)	$(0.56)
Less distributions declared to shareholders
From net investment income	$(0.42)	$(0.44)	$(0.44)	$(0.29)	$(0.45)
From net realized gain	(0.27)	(0.35)	(0.08)	(0.20)	(0.35)
Total distributions declared to shareholders	$(0.69)	$(0.79)	$(0.52)	$(0.49)	$(0.80)
Net asset value, end of period (x)	$12.63	$12.14	$12.01	$11.94	$12.48
Total return (%) (r)(s)(t)(x)	9.93	7.78	5.03	(0.28)	(4.52)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.44	0.44	0.43	0.44	0.43
Expenses after expense reductions (h)	0.24	0.24	0.24	0.25	0.23
Net investment income (loss) (l)	3.59	3.53	3.17	2.90	3.28
Portfolio turnover rate	3	5	9	16	7
Net assets at end of period (000 omitted)	$181,641	$185,202	$186,276	$190,944	$166,307

	Year ended
Class B	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$12.14	$12.01	$11.94	$12.48	$13.84
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.35	$0.34	$0.28	$0.27	$0.33
Net realized and unrealized gain (loss)	0.74	0.49	0.22	(0.41)	(1.00)
Total from investment operations	$1.09	$0.83	$0.50	$(0.14)	$(0.67)
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.35)	$(0.35)	$(0.20)	$(0.34)
From net realized gain	(0.27)	(0.35)	(0.08)	(0.20)	(0.35)
Total distributions declared to shareholders	$(0.60)	$(0.70)	$(0.43)	$(0.40)	$(0.69)
Net asset value, end of period (x)	$12.63	$12.14	$12.01	$11.94	$12.48
Total return (%) (r)(s)(t)(x)	9.12	6.98	4.25	(1.03)	(5.24)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.19	1.19	1.19	1.19	1.18
Expenses after expense reductions (h)	0.99	0.99	1.00	1.00	0.98
Net investment income (loss) (l)	2.82	2.73	2.36	2.26	2.39
Portfolio turnover rate	3	5	9	16	7
Net assets at end of period (000 omitted)	$176	$431	$839	$1,647	$1,914

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MFS Lifetime Income Fund

	Year ended
Class C	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$12.13	$12.01	$11.93	$12.47	$13.83
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.36	$0.34	$0.29	$0.25	$0.34
Net realized and unrealized gain (loss)	0.73	0.48	0.22	(0.39)	(1.01)
Total from investment operations	$1.09	$0.82	$0.51	$(0.14)	$(0.67)
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.35)	$(0.35)	$(0.20)	$(0.34)
From net realized gain	(0.27)	(0.35)	(0.08)	(0.20)	(0.35)
Total distributions declared to shareholders	$(0.60)	$(0.70)	$(0.43)	$(0.40)	$(0.69)
Net asset value, end of period (x)	$12.62	$12.13	$12.01	$11.93	$12.47
Total return (%) (r)(s)(t)(x)	9.12	6.89	4.34	(1.03)	(5.24)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.19	1.19	1.19	1.20	1.18
Expenses after expense reductions (h)	0.99	0.99	0.99	1.00	0.98
Net investment income (loss) (l)	2.84	2.74	2.39	2.07	2.47
Portfolio turnover rate	3	5	9	16	7
Net assets at end of period (000 omitted)	$10,644	$14,121	$23,192	$39,244	$55,415

	Year ended
Class I	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$12.14	$12.02	$11.94	$12.48	$13.84
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.48	$0.47	$0.41	$0.37	$0.49
Net realized and unrealized gain (loss)	0.73	0.47	0.22	(0.39)	(1.02)
Total from investment operations	$1.21	$0.94	$0.63	$(0.02)	$(0.53)
Less distributions declared to shareholders
From net investment income	$(0.45)	$(0.47)	$(0.47)	$(0.32)	$(0.48)
From net realized gain	(0.27)	(0.35)	(0.08)	(0.20)	(0.35)
Total distributions declared to shareholders	$(0.72)	$(0.82)	$(0.55)	$(0.52)	$(0.83)
Net asset value, end of period (x)	$12.63	$12.14	$12.02	$11.94	$12.48
Total return (%) (r)(s)(t)(x)	10.20	7.95	5.38	(0.03)	(4.28)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.19	0.19	0.19	0.19	0.18
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.84	3.78	3.41	3.11	3.58
Portfolio turnover rate	3	5	9	16	7
Net assets at end of period (000 omitted)	$42,874	$42,870	$41,571	$43,462	$45,108

25

MFS Lifetime Income Fund

	Year ended
Class R1	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$12.16	$12.03	$11.96	$12.49	$13.85
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.36	$0.34	$0.28	$0.27	$0.36
Net realized and unrealized gain (loss)	0.73	0.49	0.22	(0.40)	(1.03)
Total from investment operations	$1.09	$0.83	$0.50	$(0.13)	$(0.67)
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.35)	$(0.35)	$(0.20)	$(0.34)
From net realized gain	(0.27)	(0.35)	(0.08)	(0.20)	(0.35)
Total distributions declared to shareholders	$(0.60)	$(0.70)	$(0.43)	$(0.40)	$(0.69)
Net asset value, end of period (x)	$12.65	$12.16	$12.03	$11.96	$12.49
Total return (%) (r)(s)(t)(x)	9.11	6.97	4.25	(0.94)	(5.23)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.19	1.19	1.18	1.19	1.18
Expenses after expense reductions (h)	0.99	0.99	0.99	1.00	0.98
Net investment income (loss) (l)	2.90	2.78	2.38	2.22	2.61
Portfolio turnover rate	3	5	9	16	7
Net assets at end of period (000 omitted)	$2,774	$2,583	$2,703	$2,792	$1,779

	Year ended
Class R2	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$12.14	$12.01	$11.94	$12.48	$13.84
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.42	$0.40	$0.35	$0.34	$0.40
Net realized and unrealized gain (loss)	0.73	0.49	0.21	(0.42)	(1.00)
Total from investment operations	$1.15	$0.89	$0.56	$(0.08)	$(0.60)
Less distributions declared to shareholders
From net investment income	$(0.39)	$(0.41)	$(0.41)	$(0.26)	$(0.41)
From net realized gain	(0.27)	(0.35)	(0.08)	(0.20)	(0.35)
Total distributions declared to shareholders	$(0.66)	$(0.76)	$(0.49)	$(0.46)	$(0.76)
Net asset value, end of period (x)	$12.63	$12.14	$12.01	$11.94	$12.48
Total return (%) (r)(s)(t)(x)	9.66	7.51	4.77	(0.53)	(4.76)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.69	0.69	0.69	0.69	0.68
Expenses after expense reductions (h)	0.49	0.49	0.49	0.50	0.48
Net investment income (loss) (l)	3.33	3.26	2.91	2.88	2.92
Portfolio turnover rate	3	5	9	16	7
Net assets at end of period (000 omitted)	$19,167	$21,432	$22,747	$27,337	$7,981

26

MFS Lifetime Income Fund

	Year ended
Class R3	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$12.14	$12.01	$11.94	$12.48	$13.84
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.45	$0.44	$0.38	$0.36	$0.43
Net realized and unrealized gain (loss)	0.73	0.48	0.21	(0.41)	(0.99)
Total from investment operations	$1.18	$0.92	$0.59	$(0.05)	$(0.56)
Less distributions declared to shareholders
From net investment income	$(0.42)	$(0.44)	$(0.44)	$(0.29)	$(0.45)
From net realized gain	(0.27)	(0.35)	(0.08)	(0.20)	(0.35)
Total distributions declared to shareholders	$(0.69)	$(0.79)	$(0.52)	$(0.49)	$(0.80)
Net asset value, end of period (x)	$12.63	$12.14	$12.01	$11.94	$12.48
Total return (%) (r)(s)(t)(x)	9.93	7.78	5.03	(0.28)	(4.52)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.44	0.44	0.43	0.44	0.43
Expenses after expense reductions (h)	0.24	0.24	0.24	0.25	0.23
Net investment income (loss) (l)	3.60	3.53	3.17	3.00	3.13
Portfolio turnover rate	3	5	9	16	7
Net assets at end of period (000 omitted)	$70,032	$87,294	$121,320	$120,218	$61,647

	Year ended
Class R4	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$12.13	$12.01	$11.94	$12.48	$13.84
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.47	$0.46	$0.40	$0.40	$0.45
Net realized and unrealized gain (loss)	0.74	0.48	0.22	(0.42)	(0.98)
Total from investment operations	$1.21	$0.94	$0.62	$(0.02)	$(0.53)
Less distributions declared to shareholders
From net investment income	$(0.45)	$(0.47)	$(0.47)	$(0.32)	$(0.48)
From net realized gain	(0.27)	(0.35)	(0.08)	(0.20)	(0.35)
Total distributions declared to shareholders	$(0.72)	$(0.82)	$(0.55)	$(0.52)	$(0.83)
Net asset value, end of period (x)	$12.62	$12.13	$12.01	$11.94	$12.48
Total return (%) (r)(s)(t)(x)	10.21	7.96	5.29	(0.03)	(4.28)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.19	0.19	0.19	0.19	0.18
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.79	3.74	3.33	3.36	3.28
Portfolio turnover rate	3	5	9	16	7
Net assets at end of period (000 omitted)	$12,598	$16,707	$18,412	$26,707	$11,700

27

MFS Lifetime Income Fund

	Year ended
Class R6	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$12.18	$12.05	$11.98	$12.52	$13.88
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.50	$0.48	$0.43	$0.42	$0.50
Net realized and unrealized gain (loss)	0.73	0.49	0.21	(0.43)	(1.02)
Total from investment operations	$1.23	$0.97	$0.64	$(0.01)	$(0.52)
Less distributions declared to shareholders
From net investment income	$(0.47)	$(0.49)	$(0.49)	$(0.33)	$(0.49)
From net realized gain	(0.27)	(0.35)	(0.08)	(0.20)	(0.35)
Total distributions declared to shareholders	$(0.74)	$(0.84)	$(0.57)	$(0.53)	$(0.84)
Net asset value, end of period (x)	$12.67	$12.18	$12.05	$11.98	$12.52
Total return (%) (r)(s)(t)(x)	10.30	8.15	5.41	0.09	(4.18)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.08	0.08	0.07	0.08	0.09
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.95	3.88	3.55	3.54	3.61
Portfolio turnover rate	3	5	9	16	7
Net assets at end of period (000 omitted)	$163,484	$180,870	$204,485	$184,269	$81,457

(d)	Per share data is based on average shares outstanding.
(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

28

MFS Lifetime Income Fund

Appendix A - Waivers and Reductions of Sales Charges

This Appendix sets forth the various circumstances in which the initial sales charge (ISC) and/or the CDSC is waived or reduced for the MFS funds’ share classes. The waivers and reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction. Financial intermediaries may have different policies and procedures regarding the availability of ISC or CDSC waivers, which are discussed below. In all instances, it is your responsibility to notify your financial intermediary or MFSC at the time of purchase of any relationship or other facts qualifying you for sales charge waivers or reductions. For waivers and reductions not available through a particular financial intermediary, shareholders will have to purchase fund shares through another financial intermediary or directly from the fund to receive these waivers or reductions. You should contact your financial intermediary or MFSC if you have questions on the waivers and reductions that apply to your account and/or transaction type, including whether your account is maintained at an omnibus level with the fund by your financial intermediary. The following Categories of waivers and reductions apply:

• Merrill Lynch (Merrill) – If Merrill is the record owner of your shares and/or broker of record on your account and the account is maintained at an omnibus level by Merrill with the fund, Category II waivers apply.

• Ameriprise Financial – If Ameriprise Financial is the record owner and/or broker of record on your account invested in Class A shares and the account is maintained at an omnibus level by Ameriprise Financial with the fund, Category III waivers apply.

• Morgan Stanley – If Morgan Stanley is the record owner and/or broker of record on your account invested in Class A shares of the fund and the account is a Morgan Stanley Wealth Management transactional brokerage account maintained at an omnibus level by Morgan Stanley with the fund, Category IV waivers apply.

• Raymond James – If you are invested in shares of the fund through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, and the account is maintained at an omnibus level by Raymond James with the fund, Category V waivers apply.

• Janney Montgomery Scott LLC (Janney) – If you are invested in shares of the fund through an account maintained at an omnibus level by or on behalf of Janney with the fund, Category VI waivers apply.

• Edward Jones – If you are invested in shares of the fund through an Edward Jones platform or account maintained at an omnibus level by Edward Jones with the fund, Category VII waivers apply.

• D.A. Davidson & Co. (D.A. Davidson) – If you are invested in shares of the fund through a D.A. Davidson platform or account maintained at an omnibus level by or on behalf of D.A. Davidson with the fund, Category VIII waivers apply.

• Baird – If you are invested in shares through a Baird platform or account maintained at an omnibus level by or on behalf of Baird with the fund, Category IX waivers apply.

• J.P. Morgan Securities LLC – If you are invested in shares of the fund through an applicable J.P. Morgan Securities LLC brokerage account, Category X waivers apply.

• Stifel, Nicolaus & Company, Incorporated (Stifel) – If you are invested in shares of the fund through an applicable Stifel brokerage account, Category XI waivers apply.

• Wells Fargo Clearing Services, LLC and Wells Fargo Advisors Financial Network, LLC (collectively, "Wells Fargo Advisors") – If you are invested in shares of the fund through an applicable Wells Fargo Advisors brokerage account, Category XII waivers apply.

• All Others – Category I waivers apply to other accounts and transactions that do not otherwise fall under Category II – XII.

Not all MFS funds offer each share class. In order to qualify for a sales charge waiver or reduction, you must advise MFSC or your financial intermediary that you are eligible for the waiver at the time of purchase and/or redemption. The fund, MFS, and their affiliates reserve the right to eliminate, modify, and add waivers and reductions of sales charges at any time at their discretion.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect prior to an exchange based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC. If you exchange your shares out of MFS U.S. Government Money Market Fund or MFS U.S. Government Cash Reserve Fund into Class A shares of any other MFS fund, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares. You will not pay the initial sales charge if:

• the shares exchanged from either MFS fund were acquired by an exchange from any other MFS fund;

• the shares exchanged from either MFS fund were acquired by automatic investment of distributions from any other MFS fund; or

• the shares being exchanged would have, at the time of purchase, been eligible for purchase at net asset value had you invested directly in the MFS fund into which the exchange is being made.

In addition, transfers, rollovers, or other transactions from an account to a second account that purchases shares of the same class of the same fund or another MFS fund will not be charged the CDSC or ISC, as applicable, provided that the redemption order from the first account and the purchase order for the second account are combined into a single order for the transfer, rollover, or other transaction, and MFSC has available to it the necessary information about the CDSC applicable to the first account. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the fund in the first account and the original purchase date of the shares subject to the CDSC. You should contact your financial intermediary or MFSC if you have questions on the sales charge waivers and reductions that apply in a transfer between accounts, including whether MFSC has the required information.

The CDSC may be waived from time to time pursuant to Conduct Rule 2341 of FINRA.

With respect to MFS Municipal Income Fund, all references to Class A shares shall also apply to Class A1 shares and all references to Class B shares shall also apply to Class B1 shares.

A-1

MFS Lifetime Income Fund

WAIVERS AND REDUCTIONS

Financial Intermediary Category I

Eligible Accounts: Accounts that are not Eligible for Financial Intermediary Categories II – XII

As used below, the term “ESP” refers to employer sponsored plans; the term “SRO” refers to salary reduction only plans; the term “Employer Retirement Plans” includes 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level; the term “IRA” refers to traditional, Roth, rollover, SEP and SIMPLE IRAs; the term “ERISA” refers to the Employment Retirement Income Security Act of 1974, as amended.

GENERAL WAIVERS

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√	√	√
Shares acquired by automatic reinvestment of distributions of dividends and capital gains of any MFS fund into the same class of shares of another MFS fund.	√	√	√	√
B. Affiliates of Funds/Certain Financial Advisers
Shares acquired by officers, eligible directors, employees (including former employees), and agents of MFS, Sun Life Financial, or any of their subsidiary companies.	√	√	√	√
Shares acquired by trustees and former trustees of any investment company for which MFD serves as distributor.	√	√	√	√
Shares acquired by employees, directors, partners, officers, and trustees of any subadvisor to any MFS fund.	√	√	√	√

Shares acquired by certain family members of any such individual identified above and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√

Shares acquired by employees or registered representatives (including former employees) of financial intermediaries that have a selling agreement with MFD or an employee’s spouse (or legal equivalent under applicable state law) or employee’s children under the age of 21. For employees or registered representatives of such financial intermediaries who established an account with MFS prior to May 1, 2006, shares acquired by certain family members of employees or registered representatives of financial intermediaries and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√
Shares acquired by institutional clients of MFS or MFS Institutional Advisors, Inc.	√	√	√	√
C. Involuntary Redemptions
Shares redeemed at a fund’s direction due to the small size of a shareholder’s account.		√	√	√
D. Investment of Proceeds From Certain Redemptions of Class I Shares

The initial sales charge imposed on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class A shares, are waived with respect to Class A shares acquired of any MFS fund through the immediate reinvestment of the proceeds of a redemption of Class I shares of any MFS fund.

	√	√
E. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A shares, whichever is later).

		√	√	√
A-2

MFS Lifetime Income Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
F. Death of Owner

Shares redeemed on account of the death of the account owner (e.g., shares redeemed by the estate or any transferee of the shares from the estate) if the shares were held solely in the deceased individual’s name, or for the benefit of the deceased individual.

		√	√	√
G. Disability of Owner

Shares redeemed on account of the disability of the account owner if shares are held either solely or jointly in the disabled individual’s name or for the benefit of the disabled individual (in which case a disability certification form is required to be submitted to MFSC), or shares redeemed on account of the disability of the 529 account beneficiary.

		√	√	√
H. Asset-Based Fee Programs
Shares acquired by investors who purchase shares through asset-based fee programs available through financial intermediaries.	√	√
I. Insurance Company Separate Accounts
Shares acquired by insurance company separate accounts.	√	√
J. No Commissions Paid
Shares redeemed where MFD has not paid an up-front commission with respect to the sale of the shares, provided that such arrangement meets certain conditions established by MFD from time to time.		√	√	√
K. Conversions
In connection with a conversion from Class A shares to Class I shares of the same fund.		√
In connection with a conversion from Class A shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.		√
In connection with a conversion from Class B shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.			√
In connection with a conversion from Class C shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.				√
In connection with a conversion from Class I shares to Class A shares of the same fund.	√	√
In connection with an automatic conversion from Class B shares to Class A shares of the same fund.	√	√
In connection with an automatic conversion from Class C shares to Class A shares of the same fund.	√	√

In connection with a conversion from Class C shares to Class A shares of the same fund if the shareholder's financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD.

	√	√		√
L. Exchanges
The initial sales charge imposed on purchases of Class A shares is waived on shares purchased pursuant to an Automatic Exchange Plan.	√
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased by exchange from another MFS fund.	√
M. Reinstatement Privilege
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased pursuant to the Reinstatement Privilege as described below.	√
N. Large Purchases

The initial sales charge imposed on purchases of Class A shares is waived for purchases in excess of the maximum breakpoint amount described under "Description of Share Classes – Sales Charges and Waivers and Reductions" in the fund's prospectus.

Letter of Intent or Right of Accumulation provisions may apply for purposes of determining purchase amount as described below.

√

A-3

MFS Lifetime Income Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
O. Miscellaneous

In connection with settlements reached between certain broker/dealers and FINRA, the SEC, and/or other regulatory bodies regarding sales of Class B and Class C shares in excess of certain dollar thresholds, the fund will, at times, permit shareholders who are clients of these firms to redeem Class B and Class C shares of the fund and concurrently purchase Class A shares without paying an initial sales charge.

	√	√
P. Self-Directed Brokerage Account Platforms (Class A shares only)

Shares acquired through a self-directed brokerage account platform (that may or may not charge a transaction fee to investors) offered by a financial intermediary who has entered into an agreement with MFD to offer fund shares through such platform. As of the date of the fund's prospectus, the following financial intermediaries had entered into an agreement with MFD to offer fund shares through such a platform: Charles Schwab & Co. Inc.; E*TRADE Securities LLC; Fidelity Brokerage Services LLC; GWFS Equities, Inc.; J.P. Morgan Securities LLC; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Morgan Stanley Smith Barney LLC; National Financial Services LLC; Nationwide Financial Services, Inc.; Nationwide Securities LLC; and Vanguard Marketing Corporation.

	√	√

Q. LPL Mutual Funds Only Platform (Class A shares only)
Shares acquired through the Mutual Fund Only Platform or other similar platform offered by LPL Financial LLC who has entered into an agreement with MFD to offer fund shares through such platform.	√	√

WAIVERS FOR RETIREMENT PLANS

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. General Waivers
Employer Retirement Plans.	√	√

In connection with a direct rollover of units from the MFS 529 Savings Plan to a Roth IRA held directly with MFSC pursuant to Section 126 of the SECURE 2.0 Act. Transfers of holdings of MFS Funds to a Roth IRA held with a brokerage firm or other financial intermediary and not established through MFSC are subject to the policies of such brokerage firm or financial intermediary which may differ with respect to such rollovers.

√
B. Benefit Responsive Waivers
Distributions made from an IRA, SAR-SEP, or a 403(b) SRO Plan pursuant to Section 72(t) of the Internal Revenue Code of 1986, as amended.		√	√	√
Death, disability, or retirement of 401(a) or ESP Plan participant, or death or disability of IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant.		√	√	√

Eligible participant distributions, such as distributions due to death, disability, financial hardship, retirement, and termination of employment from nonqualified deferred compensation plans (excluding, however, a termination of a plan).

		√	√	√
Loan from 401(a) or ESP Plan.		√	√	√
Financial hardship (as defined in U.S. Treasury Department Regulation Section 1.401(k)-l(d)(2), as amended from time to time) for 401(a) Plans and ESP Plans.		√	√	√
Termination of employment of 401(a) or ESP Plan participant (excluding, however, a termination of the Plan).		√	√	√
Tax-free return of excess 401(a) Plan, ESP Plan, IRA, or SAR-SEP contributions.		√	√	√
Certain involuntary redemptions and redemptions in connection with certain automatic withdrawals from a 401(a) Plan.		√	√	√

Required minimum distributions pursuant to Internal Revenue Code rules made on or after the 401(a) Plan participant, ESP Plan participant, IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant, as applicable, has attained the age at which such distributions are required under Internal Revenue Code rules.

		√	√	√

A-4

MFS Lifetime Income Fund

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period (36 months for shareholders with an LOI entered into prior to February 1, 2023, with a $1 million commitment) and investments in the MFS 529 Savings Plan. Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

For each purchase you make under the LOI you will pay the initial sales charge rate applicable to the total amount you intended to purchase.

Out of the shareholder's initial purchase (or subsequent purchases if necessary), 5% of the dollar amount specified in the Letter of Intent application shall be held in escrow by MFSC in the form of shares registered in the shareholder's name. All distributions on escrowed shares will be paid to the shareholder or to the shareholder's order. At the end of the 13-month period or 36-month period, as applicable, the shareholder will be notified, the escrowed shares will be released, and the Letter of Intent will be terminated.

If the intended minimum investment amount is not completed, MFSC will redeem an appropriate number of the escrowed shares in order to pay the higher sales charge level for the amount actually purchased. Shares remaining after any such redemption will be released by MFSC. By completing and signing the Account Application or separate Service Application, the shareholder irrevocably appoints MFSC his or her attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.

To establish an LOI, complete the Letter of Intent section of your account application or service application. In order to benefit from the LOI, it is your responsibility to inform your financial intermediary or MFSC that the LOI is in effect each time shares of a fund are purchased.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds and/or any investments in the MFS 529 Savings Plan, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA. For purposes of obtaining reduced sales charges under the LOI and ROA, you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

Eligible accounts that you may link under an LOI and ROA are:

• Individual accounts;

• Joint accounts;

• Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

• Certain single-participant retirement plan accounts;

• Certain Individual Retirement Accounts;

• Uniform Gifts/Transfers to Minor Acts accounts; and

• Accounts held in the name of your financial intermediary on your behalf.

In addition to the accounts set forth above which are eligible for linking, you may also combine any of your investments in the MFS 529 Savings Plan for purposes of obtaining reduced sales charges on purchases of Class A shares of any MFS fund.

It is your responsibility to inform the broker/dealer for each current purchase of any accounts held with the MFS funds that you believe are eligible to be linked under an LOI or an ROA and of any investments you have in the MFS 529 Savings Plan that are also able to be counted for purposes of obtaining reduced sales charges on purchases of Class A shares of any MFS fund. If you have not designated a broker/dealer, you should inform MFSC directly of any accounts held with the MFS funds and of any investments in the MFS 529 Savings Plan that you believe are eligible to be counted under an LOI or an ROA. You should provide your financial intermediary (or MFSC if you have not designated a broker/dealer) with certain supporting information at the time of each purchase regarding accounts held with the MFS funds and investments in the MFS 529 Savings Plan that are eligible to be combined for purposes of an LOI or ROA. Such information may include shareholder identification numbers or applicable account numbers or account statements. Your financial intermediary is responsible for taking into account this information about accounts eligible to be combined (including any MFS 529 Savings Plan investments) when transmitting your purchase order to the fund.

Group Purchases. A bona fide group and all its members may be treated at MFD's discretion as a single purchaser and, under the ROA (but not the LOI), obtain quantity sales charge discounts on the purchase of Class A or Class A1 shares if the group (1) gives its endorsement or authorization to the investment program so that it may be used by the financial intermediary to facilitate solicitation of the membership, thus effecting economies of the sales efforts; (2) has a legitimate purpose other than to purchase mutual fund shares at a discount; (3) is not a group of individuals whose sole organizational nexus is as credit cardholders of a company, policyholders of an insurance company, customers of a bank or financial intermediary, clients of an investment adviser, or other similar groups; and (4) agrees to provide certification of membership of those members investing money in the funds upon the request of MFD. Employer-sponsored retirement plans, such as a 401(a) plan, 457 deferred compensation plan, an Employer Sponsored Group IRA, and an IRA SEP/SARSEP, SIMPLE and 403(b) plans, may qualify as a bona fide group if they meet the above criteria.

A-5

MFS Lifetime Income Fund

Reinstatement Privilege. Within 90 days of a redemption of Class A, Class B, or Class C shares, you have a one-time right per fund per registration to reinvest the proceeds of such redemption into Class A shares of the same fund or another MFS fund without paying an initial sales charge. For clarity, proceeds can only be reinvested in Class A shares of an MFS fund under the same account registration as the redeemed shares.

Any CDSC paid upon the redemption of Class A shares will be credited to your account, and your new Class A shares will be subject to a CDSC according to the CDSC schedule applicable to your original shares.

Any CDSC paid upon the redemption of Class B or Class C shares will not be credited to your account and the Class A shares purchased using this reinstatement privilege will not be subject to a CDSC.

In order to benefit from the reinstatement privilege, it is your responsibility to inform your financial intermediary or MFSC that the reinstatement privilege is in effect each time shares of the fund are purchased under this privilege.

A-6

MFS Lifetime Income Fund

Financial Intermediary Category II

Eligible Accounts: Accounts with Merrill Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Merrill with the Fund

Purchases or sales of front-end (for example, Class A) or level-load (for example, Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this Fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.

It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.

Additional information on waivers, discounts, and share class exchanges is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement") and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

Front-end Load Waivers Available at Merrill

Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

Shares purchased through a Merrill investment advisory program
Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account
Shares purchased through the Merrill Edge Self-Directed platform
Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account
Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement

Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement)

Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g., the fund’s officers or trustees)

Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement

Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end, Back-end, and Level Load Shares Available at Merrill

Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22(e)(3))
Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement
Shares sold due to return of excess contributions from an IRA account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation

Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g., traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund

Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent

Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement

A-7

MFS Lifetime Income Fund

Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household

On or about May 1, 2026, assets not held at Merrill will no longer be included in the ROA calculation. For more detail on the timing and calculation, please refer to the Merrill SLWD Supplement.

Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement

On or about May 1, 2026, Merrill will no longer accept new LOIs. For more detail on the timing, please refer to the Merrill SLWD Supplement.

A-8

MFS Lifetime Income Fund

Financial Intermediary Category III

Eligible Accounts: Accounts Investing in Shares of the Fund with Ameriprise Financial Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Ameriprise Financial with the Fund

Shareholders purchasing fund shares through an Ameriprise Financial platform or account will be eligible only for the following front-end sales charge waivers (“ISC”) or contingent deferred sales charge (“CDSC”) waivers, as applicable, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI. Shareholders remain eligible for other reductions in front-end sales charges available pursuant to exchange features or volume breakpoints (including Rights of Accumulation (“ROA”) and Letter of Intent (“LOI”) programs) as described elsewhere in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the same fund.	√	√
B. Employees/Registered Representatives of Ameriprise Financial
Shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.	√	√

Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial financial adviser and/or the adviser’s spouse, adviser’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), adviser’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

	√	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to an ISC or CDSC.

	√	√	√
D. Retirement Plans

Shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, or SAR-SEPs.

	√	√
E. Transactions Between Share Classes

Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load-waived shares, that waiver will also apply to such exchanges.

	√	√
F. Death or Disability of Owner
Redemptions due to the death or disability of the shareholder.		√	√
G. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
H. Benefit Responsive Waivers for Retirement Accounts
Redemptions made in connection with a return of excess contributions from an IRA account.		√	√
Redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.		√	√

A-9

MFS Lifetime Income Fund

Financial Intermediary Category IV

Eligible Accounts: Accounts Investing in Class A Shares through a Morgan Stanley Wealth Management Transactional Brokerage Account Maintained at an Omnibus Level with the Fund

Shareholders purchasing fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the fund’s prospectus or SAI. Shareholders remain eligible for other reductions in Class A front-end sales charges available pursuant to exchange features or volume breakpoints (including Rights of Accumulation (ROA) and Letter of Intent (LOI) programs) as described elsewhere in the fund's prospectus or SAI.

Class A Front-end Sales Charge Waived
Waiver Category	Class A ISC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees of Morgan Stanley
Morgan Stanley employee and employee-related accounts according to Morgan Stanley's account linking rules.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

√
D. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
E. Morgan Stanley Self-Directed Programs
Shares purchased through a Morgan Stanley self-directed brokerage account.	√
F. Morgan Stanley Wealth Management Share Class Conversion Program

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.

√

A-10

MFS Lifetime Income Fund

Financial Intermediary Category V

Eligible Accounts: Accounts Investing in Shares through a Raymond James Platform or Account Maintained at an Omnibus Level by Raymond James with the Fund

Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI. In all instances, it is the purchaser's responsibility to notify the purchaser's financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. As described elsewhere in the fund's prospectus or SAI, there is no initial sales charge imposed on purchases of Class A shares pursuant to an Automatic Exchange Plan or purchased by exchange from another MFS fund.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Investment Advisory Programs
Shares purchased in a Raymond James investment advisory program.	√
B. Dividend and Distribution Reinvestment
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.	√
C. Employees/Registered Representatives of Raymond James
Shares acquired by employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.	√
D. Large Purchases
Breakpoints as described in the fund's prospectus.	√
E. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as "Rights of Reinstatement").

	√	√	√	√
F. Raymond James Share Class Conversion Program

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

√
G. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√	√
H. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A shares, whichever is later).

		√	√	√
I. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√	√
J. Payment of Raymond James Fees
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.		√	√	√
K. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√

A-11

MFS Lifetime Income Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
L. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

A-12

MFS Lifetime Income Fund

Financial Intermediary Category VI

Eligible Accounts: Accounts Maintained at an Omnibus Level by or on behalf of Janney Montgomery Scott LLC with the Fund

Shareholders purchasing fund shares through an account maintained at an omnibus level with the fund by Janney Montgomery Scott LLC (Janney), or by a clearing broker or custodian on behalf of Janney, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI. Customers of Janney whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased of the same fund within the MFS fund family through reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of Janney
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the MFS fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

	√	√	√
D. Transactions Between Share Classes and Funds
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney's policies and procedures.	√
Shares exchanged into the same share class of another MFS fund.		√	√
E. Death or Disability of Owner
Shares redeemed upon the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder's first withdrawal under the plan(s).		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

		√	√

H. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
I. Payment of Janney Fees
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.		√	√

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Right Of Accumulation (ROA). ROA, which entitles shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holdings of MFS fund family assets held by accounts within the shareholder's household at Janney. Eligible MFS fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial adviser about such assets.

Letter of Intent (LOI). LOI, which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period. Eligible MFS fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

A-13

MFS Lifetime Income Fund

Financial Intermediary Category VII

Eligible Accounts: Accounts Investing in Shares of the Fund through an Edward Jones Platform or Account Maintained at an Omnibus Level by Edward Jones with the Fund

The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as "shareholders") purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from discounts and waivers described elsewhere in the fund's prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of MFS funds, or other facts qualifying the purchaser for breakpoints or waivers.  Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these breakpoints and waivers.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Fee-Based Programs
Shares purchased in an Edward Jones fee-based program.	√
Shares exchanged in an Edward Jones fee-based program.	√	√	√	√
B. Dividend and Distribution Reinvestment
Shares purchased within the MFS fund family through reinvestment of capital gains and dividend distributions.	√
C. Associates of Edward Jones

Shares acquired by associates of Edward Jones and its affiliates and other shareholders who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good standing and remains in good standing pursuant to Edward Jones' policies and procedures.

√
D. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the MFS fund family so long as the following conditions are met (i) the proceeds are from the sale of shares within 60 days of the purchase; and (ii) the sale and purchase are made in the same share class and one of the following applies: (a) the sale and purchase occur in the same account or (b) the sale proceeds are used to process an individual retirement account (“IRA”) contribution, excess contributions, conversion, recharacterization of contributions, or distribution, and the purchase is done in an account within the same pricing group (as determined by Edward Jones under its policies and procedures).

The Reinstatement Privilege excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.

√
Shares acquired through NAV reinstatement.		√	√	√
E. Transactions between Share Classes and Funds

Shares converted from another share class into Class A shares of the same fund at the discretion of Edward Jones. Edward Jones will be responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable Class A sales charge as disclosed in the fund's prospectus.

√
Shares converted from Class C into Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.	√
F. Death or Disability of Owner
Shares sold on account of the death or disability of the account shareholder or 529 plan account beneficiary.		√	√	√
G. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder's first withdrawal under the plan(s).		√	√	√

A-14

MFS Lifetime Income Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
H. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA.		√	√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the sale is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

		√	√	√
I. Payment of Edward Jones Fees
Shares sold to pay Edward Jones fees or costs but only if the transaction is initiated by Edward Jones.		√	√	√
J. Large Purchases
Breakpoint amounts as described in the fund's prospectus, subject to the Rights of Accumulation rules described below.	√
K. Minimum Balances
Shares sold at the discretion of Edward Jones for Minimum Balances, as described below.		√	√	√

Description of Certain Policies for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). A shareholder may pay a reduced or no initial sales charge on purchases of Class A shares if the shareholder intends to invest a specific dollar amount in any class of any MFS fund within a 13-month period. The LOI is determined by calculating the higher of the cost paid by the shareholder or the market value of any existing qualifying holdings (as calculated at the beginning of the 13-month period) in combination with the value that the shareholder intends to purchase over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during the 13-month period will receive the sales charge and breakpoint discount that applies to the total amount.

If the shareholder does not purchase the intended amount within the 13-month period, the shareholder's account will be adjusted by selling the amount of shares needed to pay the higher initial sales charge level for the amount actually purchased. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce any sales charge previously paid. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Right Of Accumulation (ROA). Under the ROA, a shareholder may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the amount of the shareholder's investment with the shareholder's existing investments in the MFS funds and MFS 529 funds, based on the higher of the cost paid by the shareholder minus sales or the current market value of the applicable MFS funds and MFS 529 funds. For purposes of calculating the ROA, the shareholder's account may be grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations ("pricing groups") (as determined by Edward Jones under its policies and procedures). For purposes of calculating the ROA, holdings of shares of certain money market funds or shares held in group retirement plans are not taken into account. If grouping assets as a shareholder, the ROA includes all investments of a shareholder in the MFS funds and MFS 529 funds held on the Edward Jones platform and/or held on other platforms. The inclusion of investments in the MFS funds and MFS 529 funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts. Purchases by shareholders will be subject to a $250 initial purchase minimum and no subsequent purchase minimum.

Minimum Balances. Edward Jones has the right to sell at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not subject to this minimum balance policy: (1) a fee-based account held on an Edward Jones platform; (2) a 529 account held on an Edward Jones platform; or (3) an account with an active systematic investment plan or LOI (as defined above).

Changing Share Classes. At any time it deems necessary, Edward Jones has the authority to convert at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

A-15

MFS Lifetime Income Fund

Financial Intermediary Category VIII

Eligible Accounts: Accounts Investing in Shares of the Fund through a D.A. Davidson & Co. Platform or Account Maintained at an Omnibus Level by or on behalf of D.A. Davidson & Co. with the Fund

Shareholders purchasing fund shares, including existing fund shareholders, through a D.A. Davidson &. Co. (D.A. Davidson) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which D.A. Davidson provides trade execution, clearance, and/or custody services, where such account is maintained on an omnibus level with the fund by D.A. Davidson, or by a clearing broker or custodian on behalf of D.A. Davidson, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI. Customers of D.A. Davidson whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased within the MFS fund family through systematic reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of D.A. Davidson
Shares acquired by employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the MFS fund family so long as the following conditions are met (i) the repurchase occurs within 90 days following the redemption; (ii) the redemption and purchase occur in the same account; and (iii) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of D.A. Davidson.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts if the redemption is taken in or after the year the shareholder reaches the qualified age based on IRS regulations.

		√	√
H. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser's household at D.A. Davidson. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

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I. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

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A-16

MFS Lifetime Income Fund

Financial Intermediary Category IX

Eligible Accounts: Accounts Investing in Shares through a Baird Platform or Account Maintained at an Omnibus Level by or on behalf of Baird with the Fund

Shareholders purchasing fund shares through a Baird platform or account maintained at an omnibus level with the fund by Baird, or by a clearing broker or custodian on behalf of Baird, will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or the SAI. Customers of Baird whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees/Registered Representatives of Baird
Shares acquired by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions from another MFS fund, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur within the purchaser’s Baird household, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as "Rights of Reinstatement").

	√	√	√

D. Transactions between Share Classes and Funds

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Baird.

√

E. Retirement Plans

Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

√
F. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
G. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
H. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√
I. Payment of Baird Fees
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.		√	√
J. Rights of Accumulation

Rights of Accumulations (ROAs) which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser’s household at Baird. Eligible MFS fund family assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial adviser about such assets.

√
K. Letters of Intent
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of MFS fund family assets through Baird, over a 13-month period of time.	√

A-17

MFS Lifetime Income Fund

Financial Intermediary Category X

Eligible Accounts: Accounts Investing in Shares through a J.P. Morgan Securities LLC Platform or Account Maintained at an Omnibus Level by J.P. Morgan Securities LLC with the Fund

If you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC, or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Transactions between Share Classes

Shares exchanged from Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.

√

A shareholder in the fund’s Class C shares will have their shares converted by J.P. Morgan Securities LLC to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.

√
B. Retirement Plans

Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.

√
C. J.P. Morgan Securities LLC Self-Directed Investing accounts
Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.	√
D. Reinstatement Privilege
Shares purchased through rights of reinstatement.	√
Shares acquired through a right of reinstatement.		√	√
E. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).	√
F. Employees/Registered Representatives of J.P. Morgan Securities LLC
Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.	√
G. Death or Disability of Owner
Shares sold upon the death or disability of the shareholder.		√	√
H. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.		√	√
I. Benefit Responsive Waivers for Retirement Accounts
Shares purchased in connection with a return of excess contributions from an IRA account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.		√	√
J. Large Purchases
Breakpoints as described in the prospectus.	√

A-18

MFS Lifetime Income Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
K. Rights of Accumulation

Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.

√
L. Letters of Intent
Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).	√

A-19

MFS Lifetime Income Fund

Financial Intermediary Category XI

Eligible Accounts: Accounts Investing in Shares through a Stifel Platform or Account Maintained at an Omnibus Level by Stifel with the Fund

Shareholders purchasing or holding fund shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and CDSC, or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.

As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.

Stifel continually looks to provide its clients with the lowest cost share class available based on account type. Stifel reserves the right and you consent to the conversion of shares to the lowest cost share class available at Stifel if such share class becomes available or upon transfer of shares into an advisory program.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Front-end sales charge waivers on Class A shares available at Stifel

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund in the 7th year following the anniversary of the purchase date pursuant to Stifel’s policies and procedures. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to the conversion of Class C shares following a shorter holding period, that waiver will apply.

√
Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel.	√
Shares purchased in an Stifel fee-based advisory program (often referred to as a “wrap” program).	√
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund or other fund within the MFS fund family.	√

Shares purchased from the proceeds of redemptions within the MFS fund family provided the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e., systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel’s account maintenance fees are not eligible for rights of reinstatement.

√
Shares from rollovers into Stifel from retirement plans to IRAs.	√
Purchases of 529 Plans through a rollover from another 529 plan.	√
Purchases of 529 Plans made for reinvestment of refunded amounts.	√

Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to MFS, if applicable. Any future purchases are subject to the applicable Class A sales charge as disclosed in the applicable fund’s prospectus.

√

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

√
B. CDSC Waivers on Class A and Class C Shares
Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary.		√	√
Shares sold as part of a systematic withdrawal plan not to exceed 12% annually.		√	√
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√

A-20

MFS Lifetime Income Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
Shares acquired through a right of reinstatement.		√	√
Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel.		√	√
Shares exchanged or sold in a Stifel fee-based program.		√	√
C. Rights of Accumulation (ROA)

ROA that entitles shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in the MFS fund family held by accounts within the purchaser’s household at Stifel. Ineligible assets include holdings of MFS U.S. Government Money Market Fund and Class A shares of MFS U.S. Government Cash Reserve Fund, which do not assess a front-end sales charge. Eligible assets not held at Stifel may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

√

A-21

MFS Lifetime Income Fund

Financial Intermediary Category XII

Eligible Accounts: Accounts Investing in Shares through Wells Fargo Clearing Services, LLC and Wells Fargo Advisors Financial Network, LLC (collectively, "Wells Fargo Advisors")

Clients of Wells Fargo Advisors (“Clients”) purchasing fund shares through Wells Fargo Advisors are eligible for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the prospectus or SAI. In all instances, it is the Client's responsibility to inform Wells Fargo Advisors at the time of purchase of any relationship, holdings, or other facts qualifying the Client for discounts or waivers. Wells Fargo Advisors can ask for documentation supporting the qualification.

Wells Fargo Clearing Services, LLC operates a First Clearing business, but these rules are not intended to include First Clearing firms.

Contingent deferred sales charges (“CDSC”) imposed on fund redemptions will not be rebated based on future purchases.

Unless specifically described below, other front-end load waivers are not available on fund purchases through Wells Fargo Advisors.

Sales Charge Waived
Waiver Category	Class A ISC
A. Self-Directed Brokerage Accounts
WellsTrade, the firm’s online self-directed brokerage account, generally offers no-load share classes but there could be instances where a Class A share is offered without a front-end sales charge.	√
B. Wells Fargo Advisors 529 Plan

Clients purchasing or converting to Class A shares of the fund through Wells Fargo Advisors brokerage accounts are entitled to a waiver of the front-end load in the following circumstances:

• Shares purchased through a rollover from another 529 plan.

• Recontribution(s) of distributed funds are only allowed during the net asst value (“NAV”) reinstatement period as dictated by the sponsor’s specifications outlined by the plan.

Wells Fargo Advisors is not able to apply the NAV reinstatement privilege for 529 Plan account purchases placed directly with the fund. Clients wishing to utilize this privilege outside of Wells Fargo systems will need to do so directly with the Wells Fargo Advisors 529 Plan or a financial intermediary that supports this feature.

√
C. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
D. Employees/Registered Representatives of Wells Fargo Advisors

Wells Fargo Advisors employee and employee-related accounts according to Wells Fargo Advisor’s employee account linking rules. Legacy accounts and positions receiving affiliate discounts prior to the effective date will continue to receive discounts. Following the effective date, employees of Wells Fargo Advisors’ affiliate businesses will not be offered Class A shares of the funds at NAV.

√
E. Breakpoints

Clients purchasing Class A shares of the fund through Wells Fargo Advisors brokerage accounts will follow the following aggregation rules for breakpoints:

• SEP or SIMPLE IRAs will not be aggregated as a group plan. Such accounts will aggregate with the Client’s personal accounts based on Social Security Number. Previously established SEP and SIMPLE IRAs may still be aggregated as a group plan.

• Employer-sponsored retirement plan (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans) accounts will aggregate with other plan accounts under the same Tax ID and will not be aggregated with other retirement plan accounts under a different Tax ID or personal accounts. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or Keogh plans.

• Gift of shares will not be considered when determining breakpoint discounts.

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A-22

MFS Lifetime Income Fund

Appendix B – Menu and Description of Underlying Funds

The following is a list of the underlying funds in which the fund may invest at any time.

Bond Funds:
MFS Emerging Markets Debt Fund
MFS Emerging Markets Debt Local Currency Fund
MFS Global Opportunistic Bond Fund
MFS Government Securities Fund
MFS High Income Fund
MFS Inflation-Adjusted Bond Fund
MFS Limited Maturity Fund
MFS Total Return Bond Fund
Money Market Fund:
MFS Institutional Money Market Portfolio
Equity Funds (International or U.S.):
International Equity Funds:
MFS Blended Research Emerging Markets Equity Fund
MFS Blended Research International Equity Fund
MFS Emerging Markets Equity Fund
MFS International Growth Fund
MFS International Intrinsic Equity Fund[1]
MFS International New Discovery Fund
MFS Research International Fund
U.S. Equity Funds:
MFS Blended Research Core Equity Fund
MFS Blended Research Growth Equity Fund
MFS Blended Research Mid Cap Equity Fund
MFS Blended Research Small Cap Equity Fund
MFS Blended Research Value Equity Fund
MFS Growth Fund
MFS Mid Cap Growth Fund
MFS Mid Cap Value Fund
MFS New Discovery Fund
MFS New Discovery Value Fund
MFS Research Fund
MFS Value Fund
Non-Traditional Funds:
MFS Commodity Strategy Fund
MFS Global Real Estate Fund

1 Effective April 30, 2026, the name of MFS International Intrinsic Value Fund changed to MFS

International Intrinsic Equity Fund.

The following is a description of the underlying funds in which the fund may invest. Further information about each underlying fund (other than MFS Institutional Money Market Portfolio, which is only offered to certain investment companies advised by MFS), including a copy of an underlying fund's most recent prospectus, SAI, Annual and Semi-Annual Reports, financial statements, and other information, may be obtained on the fund’s Website at mfs.com, or by contacting MFSC.

Bond Funds:

MFS Emerging Markets Debt Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in debt instruments of issuers that are tied economically to emerging market countries. Emerging markets are countries determined to have emerging market economies based on factors that demonstrate the country's financial and capital markets are in the development phase, including whether a particular country has a low- to middle-income economy according to the International Bank for Reconstruction and Development (the World Bank), the country’s designation by the International Monetary Fund as an emerging market, or the country's inclusion in an emerging market index. Emerging market countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe. Debt instruments include corporate debt instruments, foreign government securities, U.S. Government securities, and other obligations to repay money borrowed.

MFS generally considers the issuer of a security or other investment to be tied economically to emerging market countries if: (i) the security or other investment is issued or guaranteed by the government of an emerging market country or any of its agencies, authorities or instrumentalities; (ii) the issuer is organized under the laws of, and maintains a principal office in, an emerging market country; (iii) the issuer has its principal securities trading market in an emerging market country; (iv) a third party has identified an emerging market country as the issuer’s “country of risk”; (v) the issuer is included in an index which is representative of emerging market countries; (vi) the issuer derives 50% or more of its total revenues from goods sold or services performed in emerging market countries; or (vii) the issuer has 50% or more of its assets in emerging market countries.

MFS may also invest the fund’s assets in debt instruments of issuers that are not tied economically to emerging market countries.

MFS may invest up to 100% of the fund’s assets in below investment grade quality debt instruments.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS allocates the fund's assets across countries primarily based on fundamental economic and financial analysis of the creditworthiness of each country and the relative values of countries' external debt, currencies, and local market debt. In selecting investments, MFS may consider economic and financial fundamentals, liquidity, duration, yield curve positioning, relative value, and other factors. Quantitative tools that systematically evaluate these and other factors may also be considered. MFS may also consider environmental, social, and governance (ESG) factors

B-1

MFS Lifetime Income Fund

in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Emerging Markets Debt Local Currency Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in debt instruments of issuers that are tied economically to emerging market countries and denominated in local currencies, and derivative instruments with similar economic characteristics to these instruments. Emerging markets are countries determined to have emerging market economies based on factors that demonstrate the country's financial and capital markets are in the development phase, including whether a particular country has a low- to middle-income economy according to the International Bank for Reconstruction and Development (the World Bank), the country’s designation by the International Monetary Fund as an emerging market, or the country's inclusion in an emerging market index. Emerging market countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe. Examples of emerging market countries include, but are not limited to, Argentina, Brazil, Chile, Hungary, India, Indonesia, Mexico, Panama, the People’s Republic of China, Peru, Poland, Saudi Arabia, South Africa, South Korea, Taiwan, and Thailand. Debt instruments include foreign government securities, U.S. Government securities, inflation-adjusted debt instruments, corporate debt instruments, and other obligations to repay money borrowed.

MFS generally considers the issuer of a security or other investment to be tied economically to emerging market countries if: (i) the security or other investment is issued or guaranteed by the government of an emerging market country or any of its agencies, authorities or instrumentalities; (ii) the issuer is organized under the laws of, and maintains a principal office in, an emerging market country; (iii) the issuer has its principal securities trading market in an emerging market country; (iv) a third party has identified an emerging market country as the issuer’s “country of risk”; (v) the issuer is included in an index which is representative of emerging market countries; (vi) the issuer derives 50% or more of its total revenues from goods sold or services performed in emerging market countries; or (vii) the issuer has 50% or more of its assets in emerging market countries.

MFS may also invest the fund’s assets in debt instruments of issuers and derivative instruments that are not tied economically to emerging market countries.

MFS generally focuses on foreign government and government-related debt instruments, but may also invest the fund’s assets in corporate debt instruments.

MFS may invest up to 100% of the fund’s assets in below investment grade quality debt instruments.

MFS normally invests the fund's assets across different countries and regions, but MFS may invest a significant percentage of the fund's assets in issuers in a single country or region.

The fund is a non-diversified fund. This means that MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS allocates the fund's assets across countries primarily based on fundamental economic and financial analysis of the creditworthiness of each country and the relative values of countries' external debt, currencies, and local market debt. In selecting investments, MFS may consider economic and financial fundamentals, liquidity, duration, yield curve positioning, relative value, and other factors. Quantitative tools that systematically evaluate these and other factors may also be considered. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Global Opportunistic Bond Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in debt instruments of U.S. and foreign issuers, including emerging markets issuers. Debt instruments include U.S. Government securities, corporate debt instruments, foreign government securities, securitized instruments (including mortgage-backed securities and other asset-backed securities), and other obligations to repay money borrowed.

While MFS may invest the fund’s assets in debt instruments of any type, MFS generally focuses on debt instruments of issuers located in developed markets.

MFS generally focuses on investment grade quality debt instruments, but may also invest the fund’s assets in below investment grade quality debt instruments.

MFS normally enters into currency hedging transactions using derivatives to reduce the fund’s foreign currency exposure such that the fund is primarily exposed to the U.S. dollar.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region. MFS generally invests the fund's assets in at least three different countries and invests a percentage of the fund's net assets in securities of foreign issuers equal to at least the lesser

B-2

MFS Lifetime Income Fund

of 40% or the percentage of foreign issuers in the Bloomberg Global Aggregate Index (USD Hedged) less 15%.

MFS may invest up to 35% of the fund’s assets in any industry that accounts for more than 20% of the global bond market as measured by an index determined by MFS to be an appropriate measure of the global bond market, currently the Bloomberg Global Aggregate Index (USD Hedged).

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector and regional allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Government Securities Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in U.S. Government securities. U.S. Government securities are securities issued or guaranteed by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity, including mortgage-backed securities and other types of securitized instruments issued or guaranteed by such entities. MFS may also invest the fund's assets in other debt instruments.

MFS generally invests substantially all of the fund’s assets in investment grade quality debt instruments.

MFS may purchase or sell securities for the fund on a when-issued, delayed delivery, or forward commitment basis where payment and delivery take place at a future settlement date, including mortgage-backed securities purchased or sold in the to be announced (TBA) market. When MFS sells securities for the fund on a when-issued, delayed delivery, or forward commitment basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the deliverable securities.

MFS may invest the fund’s assets in foreign securities.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS uses an active investment approach in managing the fund that combines top-down considerations and bottom-up fundamental investment analysis to make decisions about sector allocations, duration and yield curve positioning, and security selection. Top-down considerations include macroeconomic factors such as interest rates, U.S. growth and inflation trends, fiscal and monetary policies, longer-term structural shifts in the economy, regulatory trends, and tail risks (i.e., risks associated with extreme events of relatively low probability, but potentially significant market impact). Bottom-up factors considered may include an instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. For mortgage-backed securities, additional factors such as prepayment risk and mortgage pool characteristics may also be evaluated. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. In addition, market technicals are typically considered in determining sector allocations and specific security selection. Market technicals include, but are not limited to, bond supply and demand dynamics, liquidity, and trading patterns. Quantitative screening tools may also be considered in determining the fund’s portfolio positioning.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes. In addition, derivative instruments that provide investment exposure to the investments subject to the fund’s 80% policy or to one or more of the market risk factors associated with the fund’s 80% policy may be counted in meeting such policy.

MFS High Income Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in high income debt instruments. Debt instruments include corporate debt instruments, foreign government securities, floating rate loans, and other obligations to repay money borrowed. High income debt instruments are debt instruments that are below investment grade quality. Below investment grade quality debt instruments are debt instruments rated BB+ or lower by S&P or Fitch, or Ba1 or lower by Moody’s, or comparably rated by another Nationally Recognized Statistical Rating Organization ("NRSRO"). A debt instrument will be considered unrated if none of these NRSROs have assigned a rating. In cases where a rating for an individual security is not available, MFS may assign a rating to the security

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MFS Lifetime Income Fund

based on the methodology referenced above with respect to the issuer of such security.

MFS may invest the fund’s assets in other types of debt instruments.

MFS may invest up to 100% of the fund’s assets in below investment grade quality debt instruments.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of the issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes. In addition, derivative instruments that provide investment exposure to the investments subject to the fund's 80% policy or to one or more of the market risk factors associated with the fund's 80% policy may be counted in meeting such policy.

MFS Inflation-Adjusted Bond Fund

Investment Objective

The fund’s investment objective is to seek total return that exceeds the rate of inflation over the long-term, with an emphasis on current income, but also considering capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in inflation-adjusted debt instruments and other instruments with similar economic characteristics. Inflation-adjusted debt instruments are debt instruments whose principal and/or interest payments are adjusted for realized inflation.

MFS generally focuses the fund’s investments in inflation-adjusted debt instruments issued by the U.S. Treasury. MFS may also invest the fund’s assets in other inflation-adjusted debt instruments and non-inflation-adjusted debt instruments, including corporate debt instruments, foreign government securities, securitized instruments, and other debt instruments.

MFS generally invests substantially all of the fund’s assets in investment grade quality debt instruments.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS may invest the fund’s assets in foreign securities.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS uses an active investment approach in managing the fund that combines top-down considerations and bottom-up fundamental investment analysis to make decisions about sector allocations, duration and yield curve positioning, and security selection. Top-down considerations include macroeconomic factors such as interest rates, U.S. growth and inflation trends, fiscal and monetary policies, longer-term structural shifts in the economy, regulatory trends, and tail risks (i.e., risks associated with extreme events of relatively low probability, but potentially significant market impact). Bottom-up factors considered may include an instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. In addition, market technicals are typically considered in determining sector allocations and specific security selection. Market technicals include, but are not limited to, bond supply and demand dynamics, liquidity, and trading patterns. Quantitative screening tools may also be considered in determining the fund’s portfolio positioning.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Limited Maturity Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital preservation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in debt instruments.

The fund’s dollar-weighted average effective maturity will normally not exceed five years. In determining an instrument’s effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a call, put, pre-refunding, prepayment or redemption provision, or an adjustable coupon) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

MFS generally invests substantially all of the fund’s assets in investment grade quality debt instruments.

MFS invests the fund’s assets in U.S. securities and U.S. dollar-denominated foreign securities, which may include emerging market securities.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant

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MFS Lifetime Income Fund

percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of the issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, and labor practices. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

MFS Total Return Bond Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in debt instruments. Debt instruments include corporate bonds, U.S. Government securities, foreign government securities, securitized instruments (including mortgage-backed securities and other asset-backed securities), municipal instruments, and other obligations to repay money borrowed.

MFS primarily invests the fund’s assets in investment grade quality debt instruments, but may also invest the fund's assets in below investment grade quality debt instruments.

MFS may purchase or sell securities for the fund on a when-issued, delayed delivery, or forward commitment basis where payment and delivery take place at a future settlement date, including mortgage-backed securities purchased or sold in the to be announced (TBA) market. When MFS sells securities for the fund on a when-issued, delayed delivery, or forward commitment basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the deliverable securities.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of the issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, and labor practices. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes. In addition, derivative instruments that provide investment exposure to the investments subject to the fund’s 80% policy or to one or more of the market risk factors associated with the fund’s 80% policy may be counted in meeting such policy.

Money Market Fund:

MFS Institutional Money Market Portfolio

Investment Objective

The fund’s investment objective is to seek current income consistent with preservation of capital and liquidity. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets in U.S. dollar-denominated money market instruments and repurchase agreements.

The fund does not seek to maintain a stable share price. In buying and selling investments for the fund, MFS follows U.S. Securities and Exchange Commission rules for money market funds regarding credit quality, diversification, liquidity, and maturity.

The fund is only offered to certain investment companies advised by MFS.

International Equity Funds:

MFS® Blended Research® Emerging Markets Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

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MFS Lifetime Income Fund

Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments in issuers economically tied to emerging market countries based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the MSCI Emerging Markets Index.

MFS normally invests at least 80% of the fund’s net assets in equity securities of issuers that are tied economically to emerging market countries. Emerging markets are countries determined to have emerging market economies based on factors that demonstrate the country's financial and capital markets are in the development phase, including whether a particular country has a low- to middle-income economy according to the International Bank for Reconstruction and Development (the World Bank), the country’s designation by the International Monetary Fund as an emerging market, or the country's inclusion in an emerging market index. Emerging market countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe. Examples of emerging market countries include, but are not limited to, Argentina, Brazil, Chile, Hungary, India, Indonesia, Mexico, Panama, the People’s Republic of China, Peru, Poland, Saudi Arabia, South Africa, South Korea, Taiwan, and Thailand. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS generally considers the issuer of a security or other investment to be tied economically to emerging market countries if: (i) the security or other investment is issued or guaranteed by the government of an emerging market country or any of its agencies, authorities or instrumentalities; (ii) the issuer is organized under the laws of, and maintains a principal office in, an emerging market country; (iii) the issuer has its principal securities trading market in an emerging market country; (iv) a third party has identified an emerging market country as the issuer’s “country of risk”; (v) the issuer is included in an index which is representative of emerging market countries; (vi) the issuer derives 50% or more of its total revenues from goods sold or services performed in emerging market countries; or (vii) the issuer has 50% or more of its assets in emerging market countries.

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers’ qualitative assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 2% compared to the MSCI Emerging Markets Index. Tracking error generally measures how the differences between the fund's returns and the MSCI Emerging Markets Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to the applicable index. Third-party quantitative risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS® Blended Research® International Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the MSCI All Country World (ex-US) Index.

MFS normally invests at least 80% of the fund’s net assets in equity securities. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS normally invests the fund’s assets primarily in foreign securities, including emerging market securities.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

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MFS Lifetime Income Fund

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers' qualitative assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 2% compared to the MSCI All Country World (ex-US) Index. Tracking error generally measures how the differences between the fund's returns and the MSCI All Country World (ex-US) Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to the applicable index. Third-party quantitative risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Emerging Markets Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in equity securities of issuers that are tied economically to emerging market countries. Emerging markets are countries determined to have emerging market economies based on factors that demonstrate the country's financial and capital markets are in the development phase, including whether a particular country has a low- to middle-income economy according to the International Bank for Reconstruction and Development (the World Bank), the country’s designation by the International Monetary Fund as an emerging market, or the country's inclusion in an emerging market index. Emerging market countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS generally considers the issuer of a security or other investment to be tied economically to emerging market countries if: (i) the security or other investment is issued or guaranteed by the government of an emerging market country or any of its agencies, authorities or instrumentalities; (ii) the issuer is organized under the laws of, and maintains a principal office in, an emerging market country; (iii) the issuer has its principal securities trading market in an emerging market country; (iv) a third party has identified an emerging market country as the issuer’s “country of risk”; (v) the issuer is included in an index which is representative of emerging market countries; (vi) the issuer derives 50% or more of its total revenues from goods sold or services performed in emerging market countries; or (vii) the issuer has 50% or more of its assets in emerging market countries.

MFS may also invest the fund’s assets in equity securities of issuers that are not tied economically to emerging market countries.

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS International Growth Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in growth companies. Growth companies are companies that MFS believes have above average earnings growth potential compared to other companies. MFS considers a number of factors when determining a company’s growth potential, including whether (i) the issuer is included in an index that is representative of growth companies; (ii) the issuer is classified as a growth company by an

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MFS Lifetime Income Fund

independent third party financial data provider; and/or (iii) the issuer exhibits the characteristics of a growth company, considering metrics such as historical and/or projected growth rates relative to the applicable equity market. Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS International Intrinsic Equity Fund

(Formerly, MFS International Intrinsic Value Fund)

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 80% of the fund’s net assets in equity securities. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies. In managing the fund, MFS assesses the intrinsic valuation of issuers by considering the full context of how a company's cash flows are generated. MFS focuses on companies it believes have conservative balance sheets, sustainable competitive advantages, high returns on capital, and/or the ability to weather economic downturns, among other factors. Many of the factors considered by MFS in assessing issuers are qualitative in nature and require subjective judgment and interpretation.

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease currency exposure.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS International New Discovery Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with small to medium capitalizations.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may

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MFS Lifetime Income Fund

include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS Research International Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in securities of companies of any size.

In conjunction with a team of investment research analysts, sector leaders select investments for the fund. MFS generally manages the fund to be sector neutral to the MSCI EAFE (Europe, Australasia, Far East) Index using MFS' custom industry and sector categories to classify the fund and the MSCI EAFE (Europe, Australasia, Far East) Index's holdings.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

U.S. Equity Funds:

MFS® Blended Research® Core Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the Standard & Poor's 500 Stock Index.

MFS normally invests at least 80% of the fund’s net assets in equity securities. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers’ qualitative assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 2% compared to the Standard & Poor's 500 Stock Index. Tracking error generally measures how the differences between the fund's returns and the Standard & Poor's 500 Stock Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to the applicable index. Third-party quantitative

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MFS Lifetime Income Fund

risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS® Blended Research® Growth Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the Russell 1000® Growth Index, which represents the fund's investment universe.

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 80% of the fund’s net assets in equity securities of growth companies. Growth companies are companies that MFS believes have above average earnings growth potential compared to other companies. MFS considers a number of factors when determining a company’s growth potential, including whether (i) the issuer is included in an index that is representative of growth companies; (ii) the issuer is classified as a growth company by an independent third party financial data provider; and/or (iii) the issuer exhibits the characteristics of a growth company, considering metrics such as historical and/or projected growth rates relative to the applicable equity market. Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

The fund is a non-diversified fund. This means that MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers' qualitative assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 2% compared to the Russell 1000® Growth Index. Tracking error generally measures how the differences between the fund's returns and the Russell 1000® Growth Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to an index that represents the fund's investment universe. Third-party quantitative risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS® Blended Research® Mid Cap Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the Russell Midcap® Index, which represents the fund's investment universe.

MFS normally invests at least 80% of the fund’s net assets in equity securities of issuers with medium market capitalizations. MFS defines medium market capitalization companies as issuers that (i) have market capitalizations within the capitalization range of the Russell Midcap® Index over the past 12 months based on the current composition of the index and/or are (ii) classified as a medium capitalization company by an independent third party financial data provider. The market capitalization range of companies considered to have medium capitalizations based on the above criteria will change over time depending on market conditions. For illustrative purposes, as of December 31, 2025, the range of the market capitalizations of the issuers in the Russell Midcap® Index was between approximately $1.3 billion and $101.9 billion, and the fund’s average weighted market capitalization as of that date was $24.5 billion. Equity securities include common stocks, depositary receipts, equity interests in real estate investment trusts (REITs), and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the

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MFS Lifetime Income Fund

stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers' qualitative assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 3% compared to the Russell Midcap® Index. Tracking error generally measures how the differences between the fund's returns and the Russell Midcap® Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to an index that represents the fund's investment universe. Third-party quantitative risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS® Blended Research® Small Cap Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the Russell 2000® Index, which represents the fund's investment universe.

MFS normally invests at least 80% of the fund’s net assets in equity securities of issuers with small market capitalizations. MFS defines small market capitalization companies as issuers that (i) have market capitalizations within the capitalization range of the Russell 2000® Index over the past 12 months based on the current composition of the index and/or are (ii) classified as a small capitalization company by an independent third party financial data provider. The maximum market capitalization of companies considered to have small capitalizations based on the above criteria will change over time depending on market conditions. For illustrative purposes, as of December 31, 2025, the range of the market capitalizations of the issuers in the Russell 2000® Index was between approximately $5.0 million and $31.3 billion, and the fund’s average weighted market capitalization as of that date was $5.2 billion. Equity securities include common stocks, depositary receipts, equity interests in real estate investment trusts (REITs), and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers' qualitative

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MFS Lifetime Income Fund

assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 3% compared to the Russell 2000® Index. Tracking error generally measures how the differences between the fund's returns and the Russell 2000® Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to an index that represents the fund's investment universe. Third-party quantitative risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS® Blended Research® Value Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the Russell 1000® Value Index, which represents the fund's investment universe.

MFS normally invests at least 80% of the fund’s net assets in equity securities of value companies. Value companies are companies that MFS believes are undervalued compared to their perceived worth in the marketplace. MFS considers a number of factors when determining whether a company is undervalued, including whether (i) the issuer is included in an index which is representative of value companies; (ii) the issuer is classified as a value company by an independent third party financial data provider and/or (iii) the issuer exhibits the characteristics of a value company, considering metrics such as such as price-to-book ratio, price-to-earnings ratio, and dividend yield relative to the applicable equity market. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. Equity securities include common stocks, depositary receipts, equity interests in real estate investment trusts (REITs), and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers’ qualitative assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 2% compared to the Russell 1000® Value Index. Tracking error generally measures how the differences between the fund's returns and the Russell 1000® Value Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to an index that represents the fund's investment universe. Third-party quantitative risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Growth Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in growth companies. Growth companies are companies that MFS believes have above average potential with respect to the rate and duration of earnings growth compared to other companies. MFS considers a number of factors when determining a company’s growth potential, including whether (i) the issuer is included in an index that is representative of growth companies; (ii) the issuer is classified as a growth company by an independent third party financial data provider; and/or (iii) the issuer exhibits the characteristics of a growth company, considering metrics such as historical and/or projected growth rates relative to the applicable equity market. Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

MFS normally invests the fund’s assets primarily in equity securities.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

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MFS Lifetime Income Fund

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

The fund is a non-diversified fund. This means that MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Mid Cap Growth Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in growth companies with medium market capitalizations. MFS defines medium market capitalization companies as issuers that (i) have market capitalizations within the capitalization range of the Russell Midcap® Index over the past 12 months based on the current composition of the index and/or are (ii) classified as a medium capitalization company by an independent third party financial data provider. The market capitalization range of companies considered to have medium capitalizations based on the above criteria will change over time depending on market conditions. For illustrative purposes, as of November 30, 2025, the range of the market capitalizations of the issuers in the Russell Midcap® Index was between approximately $956.3 million and $115.7 billion, and the fund’s average weighted market capitalization as of that date was $39.3 billion. Growth companies are companies that MFS believes have above average potential with respect to the rate and duration of earnings growth compared to other companies. MFS considers a number of factors when determining a company’s growth potential, including whether (i) the issuer is included in an index that is representative of growth companies; (ii) the issuer is classified as a growth company by an independent third party; and/or (iii) the issuer exhibits the characteristics of a growth company, considering metrics such as historical and/or projected growth rates relative to the applicable equity market. Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

MFS normally invests the fund’s assets primarily in equity securities.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Mid Cap Value Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in value companies with medium market capitalizations.

MFS defines medium market capitalization companies as issuers that (i) have market capitalizations within the capitalization range of the Russell Midcap® Index over the past 12 months based on the current composition of the index and/or are (ii) classified as a medium capitalization company by an independent third party financial data provider. The market capitalization range of companies considered to have medium capitalizations based on the above criteria will change over time depending on market conditions. For illustrative purposes, as of December 31, 2025, the range of the market capitalizations of the issuers in the Russell Midcap® Index was between approximately $1.3 billion and $101.9 billion, and the fund’s average weighted market capitalization as of that date was $24.4 billion.

Value companies are companies that MFS believes are undervalued compared to their perceived worth in the marketplace. MFS considers a number of factors when determining whether a company is undervalued, including whether (i) the issuer is included in an index which is representative of value companies; (ii) the issuer is classified as a value company by an independent third party financial data provider and/or (iii) the issuer exhibits the characteristics of a value company, considering metrics such as such as price-to-book ratio, price-to-earnings ratio, and dividend yield relative to the applicable equity market. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

MFS normally invests the fund’s assets primarily in equity securities.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

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MFS Lifetime Income Fund

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS New Discovery Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with small capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS New Discovery Value Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in value companies. Value companies are companies that MFS believes are undervalued compared to their perceived worth in the marketplace. MFS considers a number of factors when determining whether a company is undervalued, including whether (i) the issuer is included in an index which is representative of value companies; (ii) the issuer is classified as a value company by an independent third party financial data provider and/or (iii) the issuer exhibits the characteristics of a value company, considering metrics such as historical and/or projected price-to-book, price-to-earnings, and price-to-cash flow ratios, enterprise value (the total value of the issuer’s outstanding equity and debt) relative to earnings, and free cash flow yield compared to the applicable equity market and/or to issuers in the same sector or industry. In assessing the relative value of an issuer, MFS may also consider measures of financial quality, such as indicators of profitability (i.e., return on equity and return on invested capital), balance sheet strength (including leverage and interest coverage ratios), and capital allocation discipline. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

MFS normally invests the fund’s assets primarily in equity securities.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with small capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Research Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

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MFS Lifetime Income Fund

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in equity securities.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

In conjunction with a team of investment research analysts, sector leaders select investments for the fund. MFS generally manages the fund to be sector neutral to the Standard & Poor's 500 Stock Index using MFS' custom industry and sector categories to classify the fund and the Standard & Poor's 500 Stock Index's holdings.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS Value Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in value companies. Value companies are companies that MFS believes are undervalued compared to their perceived worth in the marketplace. MFS considers a number of factors when determining whether a company is undervalued, including whether (i) the issuer is included in an index which is representative of value companies; (ii) the issuer is classified as a value company by an independent third party and/or (iii) the issuer exhibits the characteristics of a value company, considering metrics such as such as price-to-book ratio, price-to-earnings ratio, and dividend yield relative to the applicable equity market. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

MFS normally invests the fund’s assets primarily in equity securities.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

Non-Traditional Funds:

MFS Commodity Strategy Fund

Investment Objective

The fund’s investment objective is to seek total return. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund’s objective by providing exposure to the commodities markets through investing in commodity-linked derivatives rather than investing directly in commodities. Commodities are economic goods that are typically the product of agriculture, mining, or primary industrial processes. Commodities include, but are not limited to, grains, beef, oil, natural gas, grains, beef, and industrial and precious metals.

MFS expects to gain exposure to the commodities markets by investing in MFS Commodity Strategy Portfolio. MFS Commodity Strategy Portfolio gains exposure to the commodities markets by investing in commodity-linked derivatives such as commodity-linked futures, options, and/or swaps. MFS may invest up to 25% of the fund's assets (at the time of purchase) in MFS Commodity Strategy Portfolio.

MFS Commodity Strategy Portfolio's investments in commodity-linked derivatives are leveraged (i.e., involves investment exposure greater than the amount of the investment). MFS expects the fund's exposure to the commodities markets to be approximately equivalent to investing all of the fund's investments in commodity-linked derivatives on an unleveraged basis.

MFS allocates MFS Commodity Strategy Portfolio's investments in commodity-linked derivatives primarily based on its proprietary quantitative models. Factors considered by the quantitative models may include valuation, momentum, and economic and behavioral data. MFS may also consider current market conditions, its qualitative assessment of the risk/return characteristics of commodities and commodity sectors, and other factors in structuring MFS Commodity Strategy Portfolio's portfolio.

B-15

MFS Lifetime Income Fund

MFS normally allocates the MFS Commodity Strategy Portfolio's commodity exposure across different commodities and commodity sectors, but MFS may expose a significant percentage of the MFS Commodity Strategy Portfolio's assets to a particular commodity or commodity sector or a limited number of commodities or commodity sectors.

MFS generally invests substantially all of the fund's assets not invested in MFS Commodity Strategy Portfolio in U.S. and foreign debt instruments. In addition, MFS Commodity Strategy Portfolio may also invest in U.S. and foreign debt instruments. Of the fund’s direct and indirect investments in debt instruments, MFS generally invests substantially all of these investments in investment grade quality debt instruments.

MFS normally invests the fund's direct and indirect investments in debt instruments across different countries and regions, but MFS may invest a significant percentage of the fund's assets in issuers in a single country or region.

In addition to the commodity-linked derivatives used by MFS Commodity Strategy Portfolio as described above, MFS may use other types of derivatives for any investment purpose in managing the fund and/or MFS Commodity Strategy Portfolio. To the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, and swaps.

Some portion of the fund's and MFS Commodity Strategy Portfolio's assets may be held in cash and/or debt instruments due to collateral requirements for the fund's and MFS Commodity Strategy Portfolio's investments in derivatives.

MFS uses an active bottom-up investment approach to buying and selling debt investments for the fund. Debt investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered.

MFS Global Real Estate Fund

Investment Objective

The fund’s investment objective is to seek total return. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in U.S. and foreign real estate-related investments. Real estate-related investments are issuers that are principally engaged in real estate activities and/or providing products and services related to the real estate sector, including (i) real estate investment trusts (REITs); (ii) issuers similar to REITs formed under the laws of non-U.S. countries; (iii) issuers included in an index that is representative of real estate-related investments; (iv) issuers that a third party has given the issuer an industry or sector classification consistent with real estate-related activities; and (v) other issuers that earn at least 50% of their gross revenues or net profits from real estate activities or from products or services related to the real estate sector. Real estate activities include owning, developing, managing, or acting as a broker for real estate. Examples of real estate products or services include building supplies and mortgage servicing.

MFS normally invests the fund’s assets primarily in equity securities.

MFS generally focuses the fund’s investments in equity REITs as well as similar entities formed under the laws of non-U.S. countries, but may also invest the fund’s assets in mortgage REITs, hybrid REITs and other U.S. and foreign real estate-related investments, including emerging market real estate-related investments.

MFS may invest the fund’s assets in real estate-related investments of any size. However, issuers of real estate-related investments tend to have small-to-medium market capitalizations.

MFS normally allocates the fund’s investments across different REIT managers and property types, such as apartments, retail properties, office buildings, hotels, industrial properties, health care facilities, storage facilities, manufactured housing and special use facilities, but may from time to time focus the fund’s investments in any one or a few of these areas.

MFS normally invests the fund's assets across different countries and regions, but MFS may invest a significant percentage of the fund's assets in issuers in a single country or region.

MFS generally invests the fund's assets in at least three different countries and invests a percentage of the fund's net assets in securities of foreign issuers equal to at least the lesser of 40% or the percentage of foreign issuers in the FTSE EPRA Nareit Developed Real Estate Index less 15%.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered in selecting investments for the fund may include an issuer's management ability, cash flows, price/funds from operations ratio, dividend yield and payment history, price/net asset value ratio, market price, and the ability of an issuer to grow from operations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, an issuer's governance structure and practices, social issues such as diversity and labor practices, and environmental issues such as physical and transition risks related to changes in climate.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

B-16

MFS Lifetime Income Fund

MFS Lifetime Income Fund

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 111 Huntington Avenue, Boston, MA 02199, Attention: Fund Secretary. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate, and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS Lifetime Income Fund, the following documents are available free upon request:

Annual/Semiannual Reports and Form N-CSR Filings. The fund’s annual and semiannual shareholder reports and Form N-CSR contain information about the fund’s actual investments. Annual shareholder reports discuss the effect of recent market conditions and investment strategies on the fund’s performance during its last fiscal year. Form N-CSR includes the fund’s annual and semiannual financial statements.

Statement of Additional Information (SAI). The SAI, dated August 28, 2026, as may be amended or supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the SAI, annual/semiannual shareholder reports, fund financial statements, and other information about the fund, including current net asset values per share, and make inquiries about the fund, by contacting:

Internet: mfs.com

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

Telephone: 1-800-225-2606

Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

The fund’s Investment Company Act file number is 811-21780.

HOW TO CONTACT US

Website mfs.com MFS TALK 1-800-637-8255 24 hours a day	Account service and literature Shareholders 1-800-225-2606 Investment professionals 1-800-343-2829 Retirement plan services 1-800-637-1255	Mailing address MFS Service Center, Inc. P.O. Box 219341 Kansas City, MO 64121-9341 Overnight mail MFS Service Center, Inc. Suite 219341 801 Pennsylvania Avenue Kansas City, MO 64105-1307

August 28, 2026

PROSPECTUS

MFS® Lifetime® 2030 Fund

The investment objective of the fund is to seek a high level of total return consistent with its asset allocation until the approximate retirement year in the fund's name; thereafter, the fund will seek total return through a combination of current income and capital appreciation. The asset allocation of the fund will change over time.

CLASS	TICKER SYMBOL
Class A	MLTAX
Class B	MLTBX
Class C	MLTCX
Class I	MLTIX
Class R1	MLTEX
Class R2	MLTGX
Class R3	MLTHX
Class R4	MLTJX
Class R6	MLTKX

The U.S. Securities and Exchange Commission (the SEC) has not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

ML3-PRO-082826

MFS Lifetime 2030 Fund

Summary of Key Information

Investment Objective

The fund’s investment objective is to seek a high level of total return consistent with its asset allocation until the approximate retirement year in the fund's name; thereafter, the fund will seek total return through a combination of current income and capital appreciation. The asset allocation of the fund will change over time.

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 16 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):
Share Class	A	B	C	I	R1	R2	R3	R4	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%#	4.00%	1.00%	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Share Class	A	B	C	I	R1	R2	R3	R4	R6
Management Fee	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None	1.00%	0.50%	0.25%	None	None
Other Expenses	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.05%
Acquired (Underlying) Fund Fees and Expenses	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%
Total Annual Fund Operating Expenses	0.89%	1.64%	1.64%	0.64%	1.64%	1.14%	0.89%	0.64%	0.51%
Fee Reductions, Expense Reimbursements and/or MFS Payments[1]	(0.18)%	(0.18)%	(0.18)%	(0.18)%	(0.18)%	(0.18)%	(0.18)%	(0.18)%	(0.19)%
Total Annual Fund Operating Expenses After Fee Reductions, Expense Reimbursements and/or MFS Payments	0.71%	1.46%	1.46%	0.46%	1.46%	0.96%	0.71%	0.46%	0.32%

# This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

1 Massachusetts Financial Services Company (MFS) has agreed in writing to bear the fund's expenses, excluding management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, investment-related expenses, and fees and expenses associated with investments in investment companies and other similar investment vehicles, or make payment to the fund, such that "Other Expenses" do not exceed 0.00% of the class' average daily net assets annually for each of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 shares, and (0.14)% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2027.

2

MFS Lifetime 2030 Fund

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$643	$826	$1,023	$1,592
Class B Shares assuming[1]
redemption at end of period	$549	$800	$1,075	$1,728
no redemption at end of period	$149	$500	$875	$1,728
Class C Shares assuming[1]
redemption at end of period	$249	$500	$875	$1,728
no redemption at end of period	$149	$500	$875	$1,728
Class I Shares	$47	$187	$339	$781
Class R1 Shares	$149	$500	$875	$1,929
Class R2 Shares	$98	$344	$610	$1,370
Class R3 Shares	$73	$266	$475	$1,080
Class R4 Shares	$47	$187	$339	$781
Class R6 Shares	$33	$144	$266	$622

1 Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategies

The fund is designed to provide diversification among different asset classes for investors with the approximate retirement year in the fund's name. MFS (Massachusetts Financial Services Company, the fund's investment adviser) invests substantially all of the fund's assets in other MFS mutual funds, referred to as underlying funds.

MFS selects the asset class allocations based on a strategic asset allocation process that takes into account a variety of factors, including historical risk and performance, projected performance, and other factors. MFS’ analyses of projected performance are primarily based on quantitative models using various inputs such as valuation metrics, growth rates, profitability, yields, and inflation. MFS may also consider current market conditions, its qualitative assessment of the risk/return characteristics of asset classes, and other factors in determining these allocations.

MFS employs the strategic asset allocation process described above to determine the amount of the fund's assets invested in (1) underlying funds that invest primarily in equity securities (“Equity Funds”) and underlying funds that provide exposure to less traditional asset classes, currently real estate and commodities (“Non-Traditional Funds”) and (2) underlying funds that invest primarily in debt instruments (“Bond Funds”) and an underlying fund that invests in cash and/or cash equivalents (“Money Market Fund”).

MFS selects the underlying funds within each asset class based on underlying fund classifications, historical risk, historical and projected performance of the represented asset classes, as well as other factors.

Within the Equity Fund allocation, MFS seeks to diversify by geography (by including domestic and international underlying funds, including emerging market underlying funds), in terms of market capitalization (by including large, mid, and small capitalization underlying funds) and by style (by including both growth and value underlying funds). A portion of the fund’s assets is also allocated to Non-Traditional Funds (i.e., asset classes less correlated to the overall equity and debt markets), which MFS believes provides further diversification benefits.

Within the Bond Fund allocation, MFS includes underlying funds with varying degrees of geographic (potentially including emerging market), interest rate and credit exposure, including exposure to below investment grade quality debt instruments. A portion of the fund’s assets may also be allocated to the Money Market Fund.

MFS normally invests the underlying funds’ assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the underlying funds' assets in issuers in a single industry, sector, country, or region.

As of August 1, 2026, the fund’s approximate long-term strategic allocation among asset classes was:

Equity Funds and Non-Traditional Funds	38%
Bond Funds and Money Market Fund	62%

All percentages are rounded to the nearest percent.

MFS may deviate from the long-term strategic allocations set forth above; however, any deviation from the long-term strategic allocation is not expected to be greater than plus or minus 10% under normal market conditions. At no time, however, will the fund’s investments in Equity Funds and Non-Traditional Funds exceed 99%. Additionally, the fund’s allocation to Non-Traditional Funds will not typically exceed 20% of the fund’s assets.

As of August 1, 2026, the fund’s approximate strategic allocation among asset classes was:

Equity Funds and Non-Traditional Funds	37.9%
U.S. Equity Funds	25.2%
International Equity Funds	8.0%
Non-Traditional Funds	4.8%
Bond Funds and Money Market Fund	62.1%
Bond Funds	61.8%
Money Market Fund	0.3%

All percentages are rounded to the nearest tenth of a percent. As a result, the sum of the asset class allocations presented in the table may not total 100%.

The asset class allocations for the fund, as well as the underlying funds and their weightings, are based on an allocation strategy designed for investors with the approximate retirement year in the fund’s name. Investors should also consider their age, personal circumstances, risk tolerance, and overall investment strategy and

3

MFS Lifetime 2030 Fund

allocation. The asset allocation strategy will become increasingly conservative over time, shifting more weight from Equity Funds and Non-Traditional Funds to Bond Funds and the Money Market Fund.

Upon reaching its stated target year, the fund’s allocation strategy will be aligned with the allocation strategy of MFS Lifetime Income Fund. It is expected that the fund will be combined with MFS Lifetime Income Fund within five years of the date that its asset allocation strategy matches the asset allocation strategy of MFS Lifetime Income Fund. MFS Lifetime Income Fund is designed for investors who intend to withdraw assets over an extended period of time or who want an investment with an asset allocation mix similar to MFS Lifetime Income Fund's long-term strategic asset allocation. The chart below illustrates how the asset allocation strategy of the fund will change over time.

Principal Risks

As with any mutual  fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund, including near or after the target year. There is no guarantee that the fund will provide income at or through retirement. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Allocation Risk: MFS' assessment of the risk/return potential of asset classes and underlying funds, and the resulting allocation among asset classes and underlying funds, may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Underlying Funds Risk: MFS' strategy of investing in underlying funds exposes the fund to the risks of the underlying funds. Each underlying fund pursues its own investment objective and strategies and may not achieve its objective. In addition to the fees and expenses the fund bears directly, shareholders of the fund will indirectly bear the fees and expenses of the underlying funds.

Investment Selection Risk: MFS' investment analysis, including its assessment of the intrinsic valuation of issuers, its development and use of quantitative models, and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. The quantitative models used by MFS (both proprietary and third-party) may not produce the intended results for a variety of reasons, including the factors used in the models, the weight placed on each factor in the models, changes from the market factors' historical trends, changing sources of market return or market risk, and technical issues in the design, development, implementation, application, and maintenance of the models (e.g., incomplete, stale, or inaccurate data, human error, programming or other software issues, coding errors, and technology failures).

Equity Market Risk/Company Risk: Equity markets are volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general. Certain events can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market. The value of an investment held by the fund may decline due to factors directly related to the issuer.

Growth Company Risk: The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Value Company Risk: The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

Debt Market Risk: Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets or the debt markets generally. Certain events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or segment of a debt market.

Interest Rate Risk: In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities or durations, or that do not pay current interest.

Credit Risk: The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in, or perceptions of, the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. Debt instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could negatively affect the market value and liquidity of a debt instrument.

Below investment grade quality debt instruments (commonly referred to as “high yield securities” or “junk bonds”) can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the

4

MFS Lifetime 2030 Fund

issuer, or the market or economy in general, than higher quality debt instruments.

Prepayment/Extension Risk: Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Inflation-Adjusted Debt Instruments Risk: Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. In addition, inflation-adjusted debt instruments may lose value in the event the actual rate of inflation is different than the rate of the applicable inflation index. If inflation is negative, principal and income can both decline.

Focus Risk: Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions, and the fund's performance will be affected by the conditions in the industries, sectors, countries, and regions to which the fund is exposed. Furthermore, investments in particular industries, sectors, countries, or regions may be more volatile than the broader market as a whole.

Foreign Risk: Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These factors can make foreign investments, especially those tied economically to emerging markets or countries subject to sanctions or the threat of new or modified sanctions, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Emerging Markets Risk: Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.

Currency Risk: The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, and changes in currency exchange rates impact the financial condition of companies or other issuers and may change the value in U.S. dollars of investments denominated in foreign currencies.

Real Estate-Related Investment Risk: The risks of investing in real estate-related securities include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the real estate investment trust (REIT) manager; and other factors. The securities of smaller real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.

Commodity-Related Investments Risk: The value of commodity-related investments may be more volatile than the value of equity securities or debt instruments and may be affected by factors such as changes in overall market movements, commodity index volatility, changes in interest rates, currency fluctuations, geopolitical events, or factors affecting a particular industry or commodity. The price of a commodity-related investment may be affected by demand/supply imbalances in the market for the commodity.

When-Issued, Delayed Delivery, and Forward Commitment Transaction Risk: The purchaser in a when-issued, delayed delivery or forward commitment transaction assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued or delivered as anticipated. When-issued, delayed delivery, and forward commitment transactions can involve leverage. To be announced (TBA) transactions may significantly increase the fund's portfolio turnover rate.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Derivatives can involve leverage.

Leveraging Risk: Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk: Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Liquidity Risk: It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. Purchases of a large number of shares may adversely affect the fund's performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Class A Bar Chart. The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

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MFS Lifetime 2030 Fund
The total return for the six-month period ended June 30, 2026, was 4.87%. During the period(s) shown in the bar chart, the highest quarterly return was 13.69% (for the calendar quarter ended June 30, 2020) and the lowest quarterly return was (14.85)% (for the calendar quarter ended March 31, 2020).

Performance Table.

Average Annual Total Returns

(For the Periods Ended December 31, 2025)

Share Class	1 YEAR	5 YEARS	10 YEARS
Returns Before Taxes
B Shares	5.71%	4.23%	7.07%
C Shares	8.70%	4.54%	7.07%
I Shares	10.81%	5.60%	7.96%
R1 Shares	9.65%	4.53%	6.90%
R2 Shares	10.20%	5.06%	7.44%
R3 Shares	10.48%	5.32%	7.71%
R4 Shares	10.78%	5.59%	7.98%
R6 Shares	10.93%	5.73%	8.11%
A Shares	4.12%	4.08%	7.08%
Returns After Taxes on Distributions
A Shares	1.57%	1.97%	5.25%
Returns After Taxes on Distributions and Sale of Fund Shares
A Shares	3.35%	2.56%	5.09%
Index Comparisons (Reflects no deduction for fees, expenses, or taxes)
Standard & Poor's 500 Stock Index	17.88%	14.42%	14.82%
MFS Lifetime 2030 Fund Blended Index	12.45%	6.04%	7.96%

As of December 31, 2025, the MFS Lifetime 2030 Fund Blended Index (the Blended Index) consisted of the following indices and approximate weightings: 60.37% Bloomberg U.S. Aggregate Bond Index; 27.73% Standard & Poor's 500 Stock Index; 7.90% MSCI EAFE Index (net div); 2% Bloomberg Commodity Index; and 2% FTSE EPRA Nareit Developed Real Estate Index (net div). The components and weightings of the Blended Index may have differed during the periods and may differ in the future. The weightings of the Blended Index are designed to change systematically on a preset schedule and will differ over time.

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Benjamin Nastou	2023	Investment Officer and Chief Investment Officer-Quantitative Solutions of MFS
Natalie Shapiro	2018	Investment Officer of MFS
Erich Shigley	2023	Investment Officer of MFS

Purchase and Sale of Fund Shares

You may purchase and redeem shares of the fund each day the New York Stock Exchange (the NYSE) is open for trading. You may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or through MFS Service Center, Inc. (MFSC) by overnight mail (MFSC, Suite 219341, 801 Pennsylvania Avenue, Kansas City, MO 64105-1307), by mail ([Fund Name], P.O. Box 219341, Kansas City, MO 64121-9341), by telephone (1-800-225-2606), or via the Internet at mfs.com (MFS Access).

The fund’s initial and subsequent investment minimums generally are as follows:

Class	Initial Minimum	Subsequent Minimum
Class A, Class B, Class C	None – automatic investment plans and certain asset-based fee programs $25 – employer-sponsored retirement plans $250 – Traditional and Roth IRAs $1,000 – other accounts	$50 – by check and non-systematic written exchange request, and via MFSC telephone representatives None – other purchases
Class I, Class R1, Class R2, Class R3, Class R4, Class R6	None	None

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Purchases of Class R1 and Class R2 shares are closed to new eligible investors. Existing eligible investors can make additional purchases and reinvest distributions in Class R1 and Class R2 shares in any account open. Existing eligible investors may also exchange their Class R1 and Class R2 shares for the same share class of another MFS fund, open new Class R1 and Class R2 share accounts in other MFS funds, or transfer some or all of the shares in their account to another account and such account will be treated as

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MFS Lifetime 2030 Fund

an open account. Subject to the approval of the fund’s Board of Trustees, the fund may in the future (i) close purchases of Class R1 and/or Class R2 shares to existing eligible investors; (ii) terminate and liquidate Class R1 and/or Class R2 shares; or (iii) convert Class R1 and/or Class R2 shares to another share class of the fund. Such actions may be undertaken without shareholder approval, but the fund expects to provide shareholders with at least 60 days’ notice before taking any such action.

Taxes

If your shares are held in a taxable account, the fund’s distributions will be taxed to you as ordinary income and/or capital gains. However, if your shares are held in a tax-advantaged account, you will generally be taxed only upon withdrawals from the account unless such an account allows for tax-free withdrawals.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker/dealer or other financial intermediary (such as a bank), the fund, MFS, and/or MFS’ affiliates may pay the financial intermediary for the sale of shares of the fund and/or the servicing of shareholder accounts. These payments may create a conflict of interest by influencing your broker/dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek a high level of total return consistent with its asset allocation until the approximate retirement year in the fund's name; thereafter, the fund will seek total return through a combination of current income and capital appreciation. The asset allocation of the fund will change over time. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

The fund is designed to provide diversification among different asset classes for investors with the approximate retirement year in the fund's name. MFS invests substantially all of the fund's assets in other MFS mutual funds, referred to as underlying funds.

MFS selects the asset class allocations based on a strategic asset allocation process that takes into account a variety of factors, including historical risk and performance, projected performance, and other factors. MFS’ analyses of projected performance are primarily based on quantitative models using various inputs such as valuation metrics, growth rates, profitability, yields, and inflation. MFS may also consider current market conditions, its qualitative assessment of the risk/return characteristics of asset classes, and other factors in determining these allocations.

MFS employs the strategic asset allocation process described above to determine the amount of the fund's assets invested in (1) underlying funds that invest primarily in equity securities (“Equity Funds”) and underlying funds that provide exposure to less traditional asset classes, currently real estate and commodities (“Non-Traditional Funds”) and (2) underlying funds that invest primarily in debt instruments (“Bond Funds”) and an underlying fund that invests in cash and/or cash equivalents (“Money Market Fund”). The asset class allocations provide an initial layer of diversification for the fund.

As of August 1, 2026, the fund’s approximate long-term strategic allocation among asset classes was:

Equity Funds and Non-Traditional Funds	38%
Bond Funds and Money Market Fund	62%

All percentages are rounded to the nearest percent.

MFS may deviate from the long-term strategic allocations set forth above; however, any deviation from the long-term strategic allocation is not expected to be greater than plus or minus 10% under normal market conditions. At no time, however, will the fund’s investments in Equity Funds and Non-Traditional Funds exceed 99%. Additionally, the fund’s allocation to Non-Traditional Funds will not typically exceed 20% of the fund’s assets.

As of August 1, 2026, the fund’s approximate strategic allocation among asset classes was:

Equity Funds and Non-Traditional Funds	37.9%
U.S. Equity Funds	25.2%
International Equity Funds	8.0%
Non-Traditional Funds	4.8%
Bond Funds and Money Market Fund	62.1%
Bond Funds	61.8%
Money Market Fund	0.3%

All percentages are rounded to the nearest tenth of a percent. As a result, the sum of the asset class allocations presented in the table may not total 100%.

MFS selects the underlying funds within each asset class based on underlying fund classifications, historical risk, historical and projected performance of the represented asset classes, as well as other factors. The selection process provides a second layer of diversification within the asset class allocations.

Within the Equity Fund allocation, MFS seeks to diversify by geography (by including domestic and international underlying funds, including emerging market underlying funds), in terms of market capitalization (by including large, mid, and small capitalization underlying funds) and by style (by including both growth and value underlying funds). A portion of the fund’s assets is also allocated to Non-Traditional Funds (i.e., asset classes less correlated to the overall equity and debt markets), which MFS believes provides further diversification benefits.

Within the Bond Fund allocation, MFS includes underlying funds with varying degrees of geographic (potentially including emerging market), interest rate and credit exposure, including exposure to below investment grade quality debt instruments. A portion of the fund’s assets may also be allocated to the Money Market Fund.

MFS normally invests the underlying funds' assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the underlying funds' assets in issuers in a single industry, sector, country, or region.

The asset class allocations for the fund, as well as the underlying funds and their weightings, are based on an allocation strategy designed for investors with the approximate retirement year in the fund's name. An investor should consider the year during which the investor expects to start drawing assets for retirement, which may or may not be the year in which the investor expects to retire. In addition, an investor should consider a number of other factors including the investor's age, how the fund will fit into an overall investment strategy and allocation, and whether the investor is looking for a more aggressive or more conservative allocation.

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MFS Lifetime 2030 Fund

The asset allocation strategy for the fund will become increasingly conservative over time, shifting more weight from Equity Funds and Non-Traditional Funds to Bond Funds and the Money Market Fund. As a result, the fund's allocation strategy will gradually become more aligned with the long-term strategic allocation strategy of MFS Lifetime Income Fund (approximate allocation of 71% in Bond Funds and the Money Market Fund and an approximate allocation of 29% in Equity Funds and Non-Traditional Funds as of August 1, 2026). MFS Lifetime Income Fund is designed for investors who intend to withdraw assets over an extended period of time or who want an investment with an asset allocation mix similar to MFS Lifetime Income Fund's long-term strategic asset allocation. Upon reaching its stated target year, a fund's allocation strategy will be aligned with the allocation strategy of MFS Lifetime Income Fund. It is expected that the Board of Trustees will combine, without a shareholder vote, the fund with MFS Lifetime Income Fund within five years of the date that the fund’s asset allocation strategy matches the asset allocation strategy of MFS Lifetime Income Fund. The chart below illustrates how the asset allocation strategy of the fund will change over time:

Following is the list of underlying funds and their approximate strategic allocation weightings as of August 1, 2026:

Equity Funds and Non-Traditional Funds	37.9%
U.S. Equity Funds:	25.2%
MFS Blended Research Core Equity Fund	2.5%
MFS Blended Research Growth Equity Fund	2.5%
MFS Blended Research Mid Cap Equity Fund	3.8%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Blended Research Value Equity Fund	2.8%
MFS Growth Fund	2.5%
MFS Mid Cap Growth Fund	1.9%
MFS Mid Cap Value Fund	1.9%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
MFS Research Fund	2.5%
MFS Value Fund	2.8%
International Equity Funds:	8.0%
MFS Blended Research International Equity Fund	4.0%
MFS International Growth Fund	1.0%
MFS International Intrinsic Equity Fund[1]	1.0%
MFS Research International Fund	2.1%
Non-Traditional Funds:	4.8%
MFS Commodity Strategy Fund	2.3%
MFS Global Real Estate Fund	2.5%
Bond Funds and Money Market Fund	62.1%
Bond Funds:	61.8%
MFS Emerging Markets Debt Fund	1.8%
MFS Emerging Markets Debt Local Currency Fund	1.8%
MFS Global Opportunistic Bond Fund	7.0%
MFS Government Securities Fund	10.0%
MFS High Income Fund	3.7%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Limited Maturity Fund	11.7%
MFS Total Return Bond Fund	15.8%
Money Market Fund:	0.3%
MFS Institutional Money Market Portfolio	0.3%

1 Effective April 30, 2026, the name of MFS International Intrinsic Value Fund changed to MFS

International Intrinsic Equity Fund.

All percentages are rounded to the nearest tenth of a percent. As a result, the sum of the underlying fund allocations in each asset class may not equal the asset class allocations for such asset class, and the asset class and underlying fund allocations presented in the table may not total 100%.

MFS may allocate the fund’s assets among any number of the underlying funds listed in Appendix B of this prospectus at any time. A description of the underlying funds is also set forth in Appendix B of this prospectus. The fund’s underlying fund allocations may vary significantly over time, and the fund may be invested in some but not all of the underlying funds in Appendix B at any time.

Although the underlying funds listed in Appendix B are categorized generally as Equity Funds (U.S. or International), Non-Traditional Funds, Bond Funds or Money Market Fund, many of the underlying funds can invest in a mix of securities (e.g., a U.S. Equity Fund can invest in international stocks, or a Non-Traditional Fund can invest in stocks and/or bonds).

The asset class allocations and the underlying funds and their weightings are not designed to take advantage of short-term market opportunities and have been selected for investment over longer time periods. The asset class allocations and the underlying funds and their weightings may be changed without shareholder approval or notice. The actual weightings can also deviate due to market movements and cash flows. MFS systematically rebalances the fund's investments in the underlying funds to reflect the fund’s

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MFS Lifetime 2030 Fund

current strategic allocations.

Principal Investment Types of the Underlying Funds

The principal investment types in which the underlying funds may invest include:

Debt Instruments: Debt instruments represent obligations of corporations, governments, and other entities to repay money borrowed, or other instruments believed to have debt-like characteristics. The issuer or borrower usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Debt instruments generally trade in the over-the-counter market and can be less liquid than other types of investments, particularly during adverse market and economic conditions. During certain market conditions, debt instruments in some or many segments of the debt market can trade at a negative interest rate (i.e., the price to purchase the debt instrument is more than the present value of expected interest payments and principal due at the maturity of the instrument). Some debt instruments, such as zero coupon bonds or payment-in-kind bonds, do not pay current interest. Other debt instruments, such as certain mortgage-backed securities and other securitized instruments, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, equity interests in REITs, and depositary receipts for such securities.

Corporate Debt Instruments: Corporate debt instruments are debt instruments issued by corporations or similar entities.

U.S. Government Securities: U.S. Government securities are debt instruments issued or guaranteed as to the payment of principal and interest by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity, including mortgage-backed securities and other types of securitized instruments issued or guaranteed by such entities. Certain U.S. Government securities are not supported as to the payment of principal and interest by the full faith and credit of the U.S. Treasury or the ability to borrow from the U.S. Treasury. Some U.S. Government securities are supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security.

Foreign Government Securities: Foreign government securities are debt instruments issued, guaranteed, or supported, as to the payment of principal and interest, by foreign governments, foreign government agencies, foreign semi-governmental entities or supranational entities, or debt instruments issued by entities organized and operated for the purpose of restructuring outstanding foreign government securities. Foreign government securities may not be supported as to the payment of principal and interest by the full faith and credit of the foreign government.

Securitized Instruments: Securitized instruments are debt instruments that generally provide payments of principal and interest based on the terms of the instrument and cash flows generated by the underlying assets. Underlying assets include residential and commercial mortgages, debt instruments, loans, leases, and receivables. Securitized instruments are issued by trusts or other special purpose entities that hold the underlying assets. Certain securitized instruments offer multiple classes that differ in terms of their priority to receive principal and/or interest payments under the terms of the instrument. Securitized instruments include mortgage-backed securities, collateralized debt obligations, and other asset-backed securities. Certain mortgage-backed securities are issued on a delayed delivery or forward commitment basis where payment and delivery take place at a future date.

Inflation-Adjusted Debt Instruments: Inflation-adjusted debt instruments are debt instruments whose principal and/or interest are adjusted for inflation. Inflation-adjusted debt instruments issued by the U.S. Treasury pay a fixed rate of interest that is applied to an inflation-adjusted principal amount. The principal amount is adjusted based on changes in the Consumer Price Index. The principal due at maturity is typically equal to the inflation-adjusted principal amount, or to the instrument’s original par value, whichever is greater. Other types of inflation-adjusted debt instruments may use other methods of adjusting for inflation, and other measures of inflation. Other issuers of inflation-adjusted debt instruments include U.S. Government agencies, instrumentalities and sponsored entities, U.S. and foreign corporations, and foreign governments.

Real Estate-Related Investments: Real estate-related investments include REITs, issuers similar to REITs formed under the laws of non-U.S. countries, and other U.S. and foreign issuers that earn at least 50% of their gross revenues or net profits from real estate activities or from products or services related to the real estate sector. Real estate activities include owning, developing, managing, or acting as a broker for real estate. Examples of real estate products or services include building supplies and mortgage servicing. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests. Equity REITs invest most of their assets directly in U.S. or foreign real property, receive most of their income from rents and may also realize gains by selling appreciated property. Mortgage REITs invest most of their assets in real estate mortgages and receive most of their income from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

Commodity-Linked Derivatives: Commodity-linked derivatives are derivatives whose value is based on the value of a commodity, a commodity futures or option contract, a commodity index, or some other indicator that reflects the value of a particular commodity or commodity market or the difference between one or more commodities or commodity markets (“commodity indicator”). Commodity-linked derivatives include futures, options, and swaps.

When-Issued, Delayed Delivery, and Forward Commitment Transactions: When-issued, delayed delivery, and forward commitment transactions, including securities purchased or sold in the TBA market, involve a commitment to purchase or sell a security at a predetermined price or yield at which payment and delivery take place at a scheduled future date after an extended settlement period that is longer than the customary settlement period for the type of security to be purchased or sold in the transaction. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing or selling securities pursuant to one of these transactions, payment for the securities is not required until the delivery date. In the TBA market, mortgage-backed securities are purchased and sold at predetermined prices on a delayed delivery or forward commitment basis with the underlying securities to be announced at a future date.

Derivatives: Derivatives are financial contracts whose value is based on the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, currency, interest rate, credit rating, commodity, volatility measure, or index. Derivatives involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, swaps, and certain complex structured securities.

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MFS Lifetime 2030 Fund

Principal Risks

The yield and share price of the fund will change daily based on the performance of the underlying funds. Underlying fund performance will change daily based on changes in interest rates and market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund, including near or after the target year. There is no guarantee that the fund will provide income at or through retirement. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The significance of any specific risk to an investment in the fund will vary over time depending on the composition of the fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the fund.

The principal risks of investing in the fund are:

Allocation Risk: MFS' assessment of the risk/return potential of asset classes and underlying funds, and the resulting allocation among asset classes and underlying funds, may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Underlying Funds Risk: MFS' strategy of investing in underlying funds exposes the fund to the risks of the underlying funds. Each underlying fund pursues its own investment objective and strategies and may not achieve its objective. In addition to the fees and expenses the fund bears directly, shareholders of the fund will indirectly bear the fees and expenses of the underlying funds.

Investment Selection Risk: MFS' investment analysis, including its assessment of the intrinsic valuation of issuers, its development and use of quantitative models, and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. The quantitative models used by MFS (both proprietary and third-party) may not produce the intended results for a variety of reasons, including the factors used in the models, the weight placed on each factor in the models, changes from the market factors' historical trends, changing sources of market return or market risk, and technical issues or errors in the design, development, implementation, application, and maintenance of the models (e.g., incomplete, stale, or inaccurate data, human error, programming or other software issues, coding errors, and technology failures). In addition, MFS or the fund's other service providers may experience disruptions or operating errors that could negatively impact the fund.

Equity Market Risk: Equity markets are volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general. Different parts of the market and different types of securities can react differently to these conditions. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain changes or events, such as political, social, or economic developments, including political elections, increasing or negative interest rates or the U.S. government's inability at times to agree on a long-term budget and deficit reduction plan (which has in the past resulted and may in the future result in a government shutdown); market closures and/or trading halts; government or regulatory actions, including sanctions, the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; rapid technological developments or widespread adoption of emerging technologies (such as artificial intelligence (AI)); natural disasters; outbreaks of pandemic and epidemic diseases; terrorist attacks; war; and other geopolitical changes or events, can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market.

Company Risk: Changes in the financial condition of a company or other issuer, changes in specific market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, regulatory, geopolitical, environmental, public health, and other conditions can adversely affect the prices of investments. The value of an investment held by the fund may decline due to factors directly related to the issuer, such as competitive pressures, rapid technological developments or widespread adoption of emerging technologies (such as AI) impacting the issuer’s competitive position and making products and/or services obsolete, cybersecurity incidents, financial leverage, historical and/or prospective earnings, management performance, labor and supply shortages, investor perceptions, and other factors. The prices of securities of smaller, less well-known issuers can be more volatile than the prices of securities of larger issuers or the market in general. As certain emerging technologies like AI are used more widely, the profitability and growth of certain fund holdings may be impacted, which could significantly impact the overall performance of a fund. For example, issuers in which a fund invests may use and/or expand the use of AI in their business operations, and the challenges with properly managing its use could result in reputational harm, competitive harm, legal liability, and/or an adverse effect on business operations.

Growth Company Risk: The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Value Company Risk: The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

Debt Market Risk: Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets, or debt markets generally. Certain changes or events, such as political, social, or economic developments, including increasing and negative interest rates or the U.S. government's inability at times to agree on a long-term budget and deficit reduction plan (which has in the past resulted and may in the future result in a government shutdown); market closures and/or trading halts; government or regulatory actions, including sanctions, the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; rapid technological developments or widespread adoption of new technologies (such as AI); natural disasters; outbreaks of pandemic and epidemic diseases; terrorist attacks; war; and other geopolitical changes or events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or a segment of a debt market.

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MFS Lifetime 2030 Fund

Interest Rate Risk: The price of a debt instrument typically changes in response to interest rate changes. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Inflationary price movements may cause fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk. Potential future changes in government and/or central bank monetary policy and action may also affect the level of interest rates. Monetary policy measures have in the past, and may in the future, exacerbate risks associated with rising interest rates. Interest rate risk is generally greater for fixed-rate instruments than floating-rate instruments and for instruments with longer maturities or durations, or that do not pay current interest. In addition, short-term and long-term interest rates, and interest rates in different countries, do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. The price of an instrument trading at a negative interest rate responds to interest rate changes like other debt instruments; however, an instrument purchased at a negative interest rate is expected to produce a negative return if held to maturity. Fluctuations in the market price of fixed-rate instruments held by the fund may not affect interest income derived from those instruments, but may nonetheless affect the fund's share price, especially if an instrument has a longer maturity or duration and is therefore more sensitive to changes in interest rates.

Inflation-adjusted debt instruments tend to react to changes in “real” interest rates. “Real” interest rates represent nominal interest rates reduced by the inflation rate.

Credit Risk: The price of a debt instrument depends, in part, on the issuer's or borrower's credit quality or ability to pay principal and interest when due. The price of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest, if the instrument's credit rating is downgraded by a credit rating agency, or based on other changes in, or perceptions of, the financial condition of the issuer or borrower. Debt instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could negatively affect the market value and liquidity of a debt instrument. For certain types of instruments, including derivatives, the price of the instrument depends in part on the credit quality of the counterparty to the transaction. For other types of debt instruments, including mortgage-backed securities and other securitized instruments, the price of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult.

Below investment grade quality debt instruments can involve a substantially greater risk of default or can already be in default, and their values can decline significantly over short periods of time. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and principal. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The market for below investment grade quality debt instruments can be less liquid, especially during periods of recession or general market decline.

Prepayment/Extension Risk: Many types of debt instruments, including mortgage-backed securities, securitized instruments, certain corporate debt instruments, and municipal housing bonds, and certain derivatives, are subject to the risk of prepayment and/or extension. Prepayment occurs when unscheduled payments of principal are made or the instrument is called or redeemed prior to an instrument’s maturity. When interest rates decline, the instrument is called, or for other reasons, these debt instruments may be repaid more quickly than expected. As a result, the holder of the debt instrument may not be able to reinvest the proceeds at the same interest rate or on the same terms, reducing the potential for gain. When interest rates increase or for other reasons, these debt instruments may be repaid more slowly than expected, increasing the potential for loss. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Inflation-Adjusted Debt Instruments Risk: Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. In addition, inflation-adjusted debt instruments may lose value in the event the actual rate of inflation is different than the rate of the applicable inflation index. If inflation is negative, principal and income both can decline. In addition, the measure of inflation used may not correspond to the actual rate of inflation experienced by a particular individual. Inflation-adjusted debt instruments are subject to the risk that the consumer price index or other relevant pricing index may be temporarily unavailable, discontinued, fundamentally altered by government action or otherwise, or substituted with an alternative index, which could adversely affect the fund’s investments and performance.

Focus Risk: Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions. These conditions include business environment changes; economic factors such as fiscal, monetary, and tax policies; inflation and unemployment rates; and government and regulatory changes. The fund's performance will be affected by the conditions in the industries, sectors, countries, and regions to which the fund is exposed. Furthermore, investments in particular industries, sectors, countries, or regions may be more volatile than the broader market as a whole.

Foreign Risk: Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. Political, social, diplomatic, and economic developments, U.S. and foreign government action, or the threat thereof, such as the imposition of currency or capital blockages, controls, or tariffs, economic and trade sanctions or embargoes, security trading suspensions, entering or exiting trade or other intergovernmental agreements, or the expropriation or nationalization of assets in a particular country, can cause dramatic declines in certain or all securities with exposure to that country and other countries. Sanctions, or the threat of sanctions, may cause volatility in regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the fund. In the event of nationalization, expropriation, confiscation or other government action, intervention, or restriction, the fund could lose its entire investment in a particular foreign issuer or country. Civil unrest, geopolitical tensions, armed conflicts, wars, and acts of terrorism are other potential risks that could adversely affect an investment in a foreign security or in foreign markets or issuers generally. Economies and financial markets are interconnected, which increases the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions. Less

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MFS Lifetime 2030 Fund

stringent regulatory, accounting, auditing, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries and with respect to certain types of investments, and can be particularly difficult against foreign governments. Changes in currency exchange rates can significantly impact the financial condition of a company or other issuer with exposure to multiple countries as well as affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those tied economically to emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions than the U.S. market. Investments in foreign issuers through depositary receipts generally involve risks applicable to other types of foreign investments. Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market.

Emerging Markets Risk: Investments tied economically to emerging markets, especially frontier markets (emerging markets that are early in their development), can involve additional and greater risks than the risks associated with investments in developed markets. Emerging markets typically have less developed economies and markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, less trading volume, less stringent investor protection and disclosure standards, less reliable settlement practices, greater government involvement in the economy, and greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments than developed countries. Financial and other disclosures by emerging market issuers may be considerably less reliable than disclosures made by issuers in developed markets. In addition, the Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, may not be able to inspect audit work papers in certain emerging market countries. Emerging markets can also be subject to greater political, social, geopolitical, and economic instability and more susceptible to environmental problems. In addition, many emerging market countries with less established health care systems have experienced outbreaks of pandemics or contagious diseases from time to time. These factors can make emerging market investments more volatile and less liquid than investments in developed markets.

Currency Risk: Changes in currency exchange rates can significantly impact the financial condition of a company or other issuer with exposure to multiple countries. In addition, a decline in the value of a foreign currency relative to the U.S. dollar reduces the value of the foreign currency and investments denominated in that currency. In addition, the use of foreign exchange contracts to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. The value of foreign currencies relative to the U.S. dollar fluctuates in response to, among other factors, interest rate changes, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory conditions in the United States or abroad. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other conditions.

Real Estate-Related Investment Risk: The risks of investing in real estate-related investments include certain risks associated with the direct ownership of real estate and the real estate industry in general. Real estate-related investments are affected by general, regional and local economic conditions; difficulties in valuing and disposing of real estate; and fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations, and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the REIT manager; and other factors. The real estate sector is particularly sensitive to economic downturns. During such periods, demand for property may decrease and prices may decline, which could impact the value of real estate-related investments. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts. Mortgage REITs may be affected by default or payment problems relating to underlying mortgages, the quality of credit extended and prepayments of the underlying mortgages. Equity and mortgage REITs could be adversely affected by failure to qualify for the favorable tax treatment available to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. The securities of small real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources. In addition, REITs may have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.

Commodity-Related Investments Risk: The value of commodity-related investments may be more volatile than the value of equity securities or debt instruments and may be affected by factors such as changes in overall market movements, commodity index volatility, changes in interest rates, currency fluctuations, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, geopolitical events, embargoes, tariffs, war, and international economic, political and regulatory developments. The price of a commodity-related investment may be affected by demand/supply imbalances in the market for the commodity or by demand/supply disruptions in major producing regions and changes in transportation, handling, and storage costs and capacity. Certain commodities may be produced in a limited number of states or countries and may be controlled by a small number of producers or groups of producers. As a result, political, economic, and supply-related events in such states and countries could have a disproportionate impact on the prices of such commodities. These imbalances and/or disruptions may be significant due to the length of time required to alter the supply of some commodities in response to changes in demand.

When-Issued, Delayed Delivery, and Forward Commitment Transaction Risk: The purchaser in a when-issued, delayed delivery or forward commitment transaction assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued or delivered as anticipated, and the seller loses the opportunity to benefit if the price of the security rises. When-issued, delayed delivery, and forward commitment transactions, including TBA transactions, can involve leverage.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to, and potentially greater than, the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. Derivatives can involve leverage. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment

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MFS Lifetime 2030 Fund

types used by the fund. If the value of a derivative does not change as expected relative to the value of the market or other indicator to which the derivative is intended to provide exposure, the derivative may not have the effect intended. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Leveraging Risk: Certain transactions and investment strategies can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small change in an underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, including clearing organizations, or a third party responsible for servicing the instrument or effecting the transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction. If a counterparty or third party fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the fund could miss investment opportunities, lose value on its investments, or otherwise hold investments it would prefer to sell, resulting in losses for the fund.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market, or may not have an active trading market due to adverse market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, including trading halts, sanctions, or wars. Investors trying to sell large quantities of a particular investment or type of investment, or lack of market makers or other buyers for a particular investment or type of investment may also adversely affect liquidity. At times, all or a significant portion of a market may not have an active trading market. Without an active trading market, it may be difficult to value, and it may not be possible to sell, these investments and the fund could miss other investment opportunities and hold investments it would prefer to sell, resulting in losses for the fund. In addition, the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs, which could result in dilution of remaining investors' interests in the fund. The prices of illiquid securities may be more volatile than more liquid investments.

Large Shareholder Risk:  From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make (individually or collectively) relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's performance to the extent that the fund may be required to sell securities or invest cash at times it would not otherwise do so. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. The effects of taxable income and/or gains resulting from large redemptions of fund shares would particularly impact non-redeeming shareholders who do not hold their fund shares in a tax-advantaged or tax-exempt vehicle. To the extent that such transactions result in short-term capital gains, such gains will generally be taxed at the ordinary income rate for shareholders who hold fund shares in a taxable vehicle. In addition, a large redemption could result in the fund's current expenses being allocated over a smaller asset base, leading to an increase in the fund's expense ratio. Purchases of a large number of shares may adversely affect the fund's performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would. A number of circumstances may cause the fund to experience large redemptions or purchases, such as changes in the eligibility criteria for the fund or a share class of the fund; liquidations, reorganizations, repositionings, or other announced fund events; or changes in investment objectives, strategies, policies, risks or investment personnel.

Other Investment Strategies and Risks

Active and Frequent Trading: MFS may engage in active and frequent trading in pursuing the fund's principal investment strategies. Frequent trading may increase transaction costs, which can reduce the fund's return. Frequent trading can also increase the possibility of capital gain and ordinary distributions. Frequent trading can also result in the realization of a higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently. Because short-term capital gains are distributed as ordinary income, this would generally increase your tax liability unless you hold your shares through a tax-advantaged or tax-exempt vehicle.

Operational and Cybersecurity Risk: The fund and its service providers, and your ability to transact with the fund, may be negatively impacted due to operational matters arising from, among other issues, human errors, systems and technology disruptions or failures, fraudulent activities, or cybersecurity incidents. Operational issues and cybersecurity incidents may cause the fund or its service providers, as well as securities trading venues and other market participants, to suffer data corruption and/or lose operational functionality, and could, among other things, interfere with the processing of shareholder transactions, impair the ability to calculate the fund's net asset value per share, impede trading of portfolio securities, and result in the theft, misuse, and/or improper release of confidential information relating to the fund or its shareholders. Such operational issues and cybersecurity incidents may result in losses to the fund and its shareholders. Because technology is frequently changing, new ways to carry out cyberattacks continue to develop. In addition, the rapid development and increasingly widespread use of new technologies, including AI such as machine learning technology and generative AI models (AI technologies) could exacerbate these risks. Therefore, there is a chance that certain risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the ability of the fund and its service providers to plan for or respond to a cyberattack. Additionally, the use of AI technologies could impact the market as a whole, including through the use of AI by malicious actors for market manipulation, fraud, and cyberattacks. Information relating to the fund’s investments is delivered electronically, which can give rise to a number of risks, including, but not limited to, the risks that such communications may not be secure and may contain computer viruses or other defects, may not be accurately replicated on other systems, or may be intercepted, deleted or interfered with, without the knowledge of the sender or the intended recipient. Furthermore, geopolitical tensions could increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing.

Temporary Defensive Strategy: In response to adverse market, economic, industry, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s performance and the fund

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MFS Lifetime 2030 Fund

may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks: Information about investment strategies and investment types not described in the prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (SAI).

Management of the Fund

Investment Adviser

MFS, located at 111 Huntington Avenue, Boston, Massachusetts 02199, serves as the investment adviser for the fund. Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

The fund pays no management fee to MFS; however, the underlying funds pay management fees to MFS which are reflected under “Summary of Key Information-Fees and Expenses” above.

MFS has agreed in writing to bear the fund's expenses, excluding management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, investment-related expenses, and fees and expenses associated with investments in investment companies and other similar investment vehicles, or make payment to the fund, such that "Other Expenses" do not exceed 0.00% of the class' average daily net assets annually for each of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 shares, and (0.14)% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2027. During the term of this agreement, Class R6 shares will receive payments from MFS in excess of its "Other Expenses" in an amount equal to at least 0.14% of the class' average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement is available in the fund’s Form N-CSR filed with the SEC for the period ended October 31, 2025, and in the related financial statements posted online at funds.mfs.com.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $643 billion as of June 30, 2026.

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is available to you at mfs.com/openendfunds by selecting the fund's name:

Information	Approximate Date of Posting
Fund’s top 10 holdings as of each month’s end	11 days after month end
Fund’s top 10 equity holdings as of each month's end	11 days after month end
Fund's top 10 fixed income holdings as of each month's end	11 days after month end
Fund’s holdings of underlying MFS funds as of each month’s end	11 days after month end

Top 10 holdings, top 10 equity holdings, and top 10 fixed income holdings are aggregated disclosed holdings of the underlying MFS funds. Top 10 holdings exclude cash, cash equivalents, short-term investments, currency derivatives, and the cash portion of other derivatives.

Full holdings of the underlying MFS funds in which the fund invests are available 19 days after month end or 24 days after month end (depending on the underlying fund). The most recently disclosed full holdings of the underlying MFS funds are available by selecting an underlying fund’s name under “MFS Fund Holdings (%)” on the fund’s Website at mfs.com. For purposes of full holdings, cash, cash equivalents, and short-term investments are aggregated and currency derivatives and the cash portion of other derivatives are aggregated.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on mfs.com until at least the date on which the fund files a Form N-CSR or Form N-PORT for the period that includes the date as of which the mfs.com information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Benjamin Nastou	Portfolio Manager, General Oversight of a Team of Investment Professionals	Employed in the investment area of MFS since 2001
Natalie Shapiro	Portfolio Manager, General Oversight of a Team of Investment Professionals	Employed in the investment area of MFS since 1997
Erich Shigley	Portfolio Manager, General Oversight of a Team of Investment Professionals	Employed in the investment area of MFS since 2013

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor

MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund.

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MFS Lifetime 2030 Fund

Shareholder Servicing Agent

MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for payments made to service providers that provide certain sub-accounting and other shareholder services (shareholder servicing payments) and its out-of-pocket expenses. No shareholder servicing payments are made for Class R6 shares.

Description of Share Classes

The fund offers Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, Class R4, and Class R6 shares through this prospectus. All classes of the fund have the same investment objective and investments, but each class has its own sales charge and expense structure. Your financial intermediary may also charge you additional fees, commissions, or other charges. You should consult with your financial intermediary to help you determine which class is most appropriate for you.

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Purchases of Class R1 and Class R2 shares are closed to new eligible investors. Existing eligible investors can make additional purchases and reinvest distributions in Class R1 and Class R2 shares in any account open. Existing eligible investors may also exchange their Class R1 and Class R2 shares for the same share class of another MFS fund, open new Class R1 and Class R2 share accounts in other MFS funds, or transfer some or all of the shares in their account to another account and such account will be treated as an open account. Subject to the approval of the fund’s Board of Trustees, the fund may in the future (i) close purchases of Class R1 and/or Class R2 shares to existing eligible investors; (ii) terminate and liquidate Class R1 and/or Class R2 shares; or (iii) convert Class R1 and/or Class R2 shares to another share class of the fund. Such actions may be undertaken without shareholder approval, but the fund expects to provide shareholders with at least 60 days’ notice before taking any such action.

Share Class Eligibility

Your financial intermediary is responsible for determining if you meet any share class eligibility requirements. MFS does not generally monitor any share class eligibility requirements.

Class A, Class B, and Class C shares do not have any share class eligibility requirements.

Class I shares generally are available only to the following eligible investors:

• certain retirement plans established for the benefit of employees and former employees of MFS or its affiliates;

• defined benefit retirement plans, endowments, or foundations;

• bank trust departments or law firms acting as trustee or manager for trust accounts;

• investors who purchase shares through asset-based fee programs available through financial intermediaries;

• employees and former employees of MFS and its subsidiaries who were employed by MFS or its subsidiaries on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons' spouses or legal equivalents under applicable state law; and

• trustees and former trustees of any investment company for which MFD serves as a distributor and who served as trustee on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons' spouses or legal equivalents under applicable state law.

Class I shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class I shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class I shares through such programs. In addition, Class I shares are available to investors whose Class A, Class B, or Class C shares have been converted to Class I shares as a result of no financial intermediary being specified on the investor's account. (Please see "Conversion Among Share Classes" below.)

Class R1, Class R2, Class R3, and Class R4 shares generally are available only to eligible retirement plans (401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level (“Employer Retirement Plans”)), and health savings accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the fund at an omnibus level.

Class R1, Class R2, Class R3, and Class R4 shares generally are not available to traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, salary reduction only 403(b) plans, and Section 529 tuition plans.

Class R6 shares generally are available only to the following eligible investors:

• Employer Retirement Plans;

• health savings accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the fund at an omnibus level;

• investment companies distributed by MFD;

• endowments and foundations, local, city and state agencies (or entities acting on their behalf), corporations and other institutional investors;

• funded welfare benefit plans (e.g., Voluntary Employees' Beneficiary Association (VEBA) and Other Post-Employment Benefits (OPEB) plans);

• unaffiliated registered investment companies;

• collective investment trusts;

• investors who purchase shares through asset-based fee programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs;

• Section 529 tuition plans that have entered into an agreement with MFD to purchase Class R6 shares; and

• MFS Development Funds, LLC, pooled investment vehicles established by MFS for the purpose of establishing a performance record to enable MFS and

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MFS Lifetime 2030 Fund

its subsidiaries to offer such vehicle’s investment style to clients.

Class R6 shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class R6 shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs.

Conversion Among Share Classes

If you hold Class B shares for approximately eight years, they will convert to Class A shares of the fund. For purposes of calculating the conversion date, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.

All Class B shares you acquire through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any Class B shares in your account convert to Class A shares, a proportionate number of the Class B shares in the sub-account will also convert to Class A shares.

For shareholders invested in Class B shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period. The automatic conversion of Class B shares to Class A shares will not apply to shares held through financial intermediaries that do not track the length of time that a shareholder has held such shares. Please consult your financial intermediary for more information.

If you hold Class C shares for approximately eight years, they will convert to Class A shares of the fund. For purposes of calculating the conversion date, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.

All Class C shares you acquire through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any Class C shares in your account convert to Class A shares, a proportionate number of the Class C shares in the sub-account will also convert to Class A shares.

For shareholders invested in Class C shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period. The automatic conversion of Class C shares to Class A shares will not apply to shares held through financial intermediaries that do not track the length of time that a shareholder has held such shares. In addition, for shareholders invested in Class C shares through a financial intermediary, Class C shares may be automatically exchanged for Class A shares of the fund under the policies of the financial intermediary, as described in Appendix A of this prospectus.  It is solely the responsibility of the respective financial intermediary to administer and support such transactions. Please consult your financial intermediary for more information.

Class C shareholders of the fund may be able to convert their shares to Class A shares of the fund if their financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD. Class C shareholders also may be able to convert their Class C shares not subject to a CDSC to Class I shares of the fund if they satisfy eligibility requirements of Class I shares.

Shareholders may be able to convert between Class A shares and Class I shares of the fund if they satisfy eligibility requirements for the other class, if any. Class I shareholders may be able to convert their Class I shares to Class R6 shares of the fund if they satisfy eligibility requirements of Class R6 shares.

Class A, Class B, or Class C shares in an account held directly with MFSC for which no financial intermediary is specified will be periodically converted to Class I shares as authorized by MFD. If your Class A, Class B, or Class C shares are converted to Class I shares pursuant to this conversion feature, all future purchases in your account will be invested in Class I shares. Shareholders will generally be provided with written notice at least 30 days prior to a conversion of their Class A, Class B, or Class C shares to Class I shares.

If a shareholder converts from one share class to another share class of the fund, as described above, the transaction will be based on the respective net asset value of each class as of the trade date for the conversion. Consequently, the converting shareholder may receive fewer shares or more shares than originally owned, depending on that day’s net asset values. The total value of the initially held shares, however, will equal the total value of the converted shares received. A conversion between share classes in the same fund, as described above, is a nontaxable event for U.S. federal income tax purposes.

Sales Charges and Waivers and Reductions

You may be subject to an initial sales charge when you purchase Class A shares, or a CDSC when you redeem Class A, Class B, or Class C shares. These sales charges are paid to MFD.

You may qualify for a sales charge waiver or reduction when you purchase or redeem shares. The waivers or reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction. Further details regarding these waivers and reductions are provided in Appendix A of this prospectus. It is your responsibility to inform your financial intermediary or MFSC upon purchasing fund shares of your eligibility for a sales charge waiver or reduction. Waivers or reductions may be eliminated, modified, and added at any time without providing advance notice to shareholders.

Class A Shares. You may purchase Class A shares at the offering price (which includes the applicable initial sales charge).

The amount of the initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest, as follows:

	INITIAL SALES CHARGE AS PERCENTAGE OF:
Amount of Purchase	GROSS PURCHASE AMOUNT (OFFERING PRICE*)	NET AMOUNT INVESTED
Less than $50,000	5.75%	6.10%
$50,000 but less than $100,000	4.75%	4.99%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.75%	2.83%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 or more	None	None

* Offering price is calculated by dividing the net asset value of a share by the difference between 1 and the initial sales charge percentage. Because the offering price is rounded to two decimal places, actual sales charges you pay may be more or less than those calculated using these percentages.

You may purchase Class A shares without an initial sales charge when you invest $1 million or more in Class A shares. However, for

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MFS Lifetime 2030 Fund

purchasers other than Employer Retirement Plans, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 18 months of purchase.

Purchases of the fund and exchanges out of the fund are subject to the MFS funds’ policies concerning disruptive trading practices. This includes exchanges out of the fund within a short period of time after purchase for the purpose of avoiding a higher initial sales charge on the MFS fund into which you exchange. The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order believed to represent frequent or other disruptive trading. In such situations, the MFS funds may prohibit future purchases from you and/or the financial intermediary associated with your account. See “How to Purchase, Redeem, and Exchange Shares—Disruptive Trading” for more information regarding MFS funds’ policies concerning disruptive trading practices.

Class B Shares. Class B shares are not subject to an initial sales charge, but if you redeem your shares within the first six years after purchase, you may be subject to a CDSC (declining from 4% during the first year to 0% after six years).

The CDSC is imposed according to the following schedule:

Year of redemption after purchase	1st	2nd	3rd	4th	5th	6th	7th
Contingent deferred sales charge	4%	4%	3%	3%	2%	1%	0%

Class C Shares. You may purchase Class C shares at net asset value without an initial sales charge. However, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 12 months of your purchase.

Class I Shares. Eligible investors may purchase Class I shares at net asset value without an initial sales charge or a CDSC upon redemption.

Class R1, Class R2, Class R3, Class R4, and Class R6 Shares. Eligible investors may purchase Class R1, Class R2, Class R3, Class R4, and Class R6 shares at net asset value without an initial sales charge or a CDSC upon redemption.

Calculation Of CDSC. As discussed above, certain investments in Class A, Class B, and Class C shares are subject to a CDSC. For purposes of calculating the CDSC, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the CDSC, if you sell only some of your shares, shares not subject to a CDSC are sold first, followed by shares held the longest.

Shares acquired through reinvestment of distributions are not subject to a CDSC.

Distribution and Service Fees

The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Distribution Plan”). Under the Distribution Plan, the fund pays distribution and/or service fees to MFD to support the sale and distribution of Class A, Class B, Class C, Class R1, Class R2, and Class R3 shares, and/or shareholder servicing and account maintenance activities. These distribution and/or service fees equal on an annual basis up to the following maximum percentages of average daily net assets of the class:

CLASS	MAXIMUM DISTRIBUTION FEE	MAXIMUM SERVICE FEE	MAXIMUM TOTAL DISTRIBUTION AND SERVICE FEE
Class A	0.00%	0.25%	0.25%
Class B	0.75%	0.25%	1.00%
Class C	0.75%	0.25%	1.00%
Class R1	0.75%	0.25%	1.00%
Class R2	0.25%	0.25%	0.50%
Class R3	0.00%	0.25%	0.25%

These fees are paid out of fund assets of the applicable class of shares. Because these fees are an ongoing expense of the fund, they increase the cost of your investment over time and may cost you more than other types of sales charges.

MFD has voluntarily agreed to rebate to the class a portion of such class' 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to seed money of MFS or an affiliate.

The fund has not adopted a Rule 12b-1 plan with respect to its Class I, Class R4, or Class R6 shares.

Financial Intermediary Compensation

The term "financial intermediary" refers to any broker/dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, third-party administrator, insurance company, consultant, and any other institution having a selling, administration, or any similar agreement with MFD, MFS, or any of their affiliates.

Financial intermediaries receive various forms of compensation in connection with the sale of shares of a fund and/or the servicing of shareholder accounts. Financial intermediaries receive such compensation (i) in the form of up-front commissions and ongoing asset-based compensation paid by MFD based on sales charges received and expected to be received by MFD from shareholders and Distribution Plan distribution and service payments received by MFD from the fund, (ii) in the form of shareholder servicing payments paid by an affiliate of MFD based on the receipt of such payments by MFD or its affiliates from the fund, and/or (iii) in the form of payments paid by MFD from MFD’s own additional resources, which may be made to the financial intermediary or its affiliate.

Financial intermediaries receive up-front commissions of up to the following percentage amount(s) for sales of the following share class(es):

SHARE CLASS	UP FRONT COMMISSION AS A PERCENTAGE OF OFFERING PRICE
Class A	5.75%
Class B	3.75%
Class C	1.00%

In addition, certain financial intermediaries receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to participate in MFD’s promotional efforts and/or in recognition of their marketing support, administrative services, and/or transaction processing support, which may be made to the financial intermediary or its affiliate. This compensation from MFD is not reflected in the "Fees and Expenses" table in the fund's prospectus. MFD compensates financial intermediaries based on factors including, but not limited to, the distribution potential of the financial intermediary, the types of products and programs offered by the financial intermediary, eligibility for placement on the financial intermediary's preferred or recommended list, the financial

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MFS Lifetime 2030 Fund

and contractual terms with the financial intermediary, the level and/or type of marketing and administrative support provided by the financial intermediary, and the quality of the overall relationship with the financial intermediary. Additionally, MFD normally considers factors such as the level of assets attributable to the financial intermediary, the level of redemptions by the financial intermediary, the level of access to the financial intermediary's representatives and management, the ability to educate the representatives of the financial intermediary about the MFS funds, and the number of representatives of the financial intermediary potentially utilizing the MFS funds with their clients.

MFD makes these additional payments to financial intermediaries for marketing support and administrative services with respect to fund shares sold or held through the financial intermediary's distribution network and/or through programs such as retirement programs, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. MFD also makes payments to certain financial intermediaries to help offset the costs associated with client account maintenance support, statement preparation, and transaction processing. To the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and other applicable laws and regulations, MFD makes other payments or allows other promotional incentives or payments to financial intermediaries.

The types of payments described above are not exclusive and such payments can be significant to the financial intermediary. In addition, the compensation that financial intermediaries receive may vary by class of shares sold and among financial intermediaries. Depending upon the arrangements in place at any particular time, financial intermediaries may have a financial incentive to recommend a particular fund or share class when a less expensive option with the same or similar characteristics is available or to recommend MFS funds instead of other funds that generate less or no compensation for the financial intermediary. Likewise, such compensation could create incentives for the financial intermediary to hold an investment longer than might be appropriate, or conversely, to make more frequent exchanges or other transactions than might be necessary.

You can find further details in the SAI about the payments made by MFD and its affiliates and the services provided by financial intermediaries. Financial intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You should ask your financial intermediary for information about any payments it receives from MFD and its affiliates and any services it provides, as well as about fees and/or commissions it charges you. Financial intermediaries that sell fund shares may also act as a broker/dealer in connection with an MFS fund's purchase or sale of portfolio securities. However, the fund and MFS do not consider financial intermediaries’ sales of shares of an MFS fund as a factor when choosing broker/dealers to effect portfolio transactions for the MFS funds.

How To Purchase, Redeem, and Exchange Shares

You may purchase, redeem, and exchange shares of the fund in the manner described below. The fund is generally only available to U.S. residents with a valid U.S. tax identification number (and to certain other qualified investors). If you buy or sell shares of the fund through a retirement account, Section 529 tuition plan, or financial intermediary, the procedures for buying, selling, and exchanging shares of the fund and the features, policies, and fees may differ from those discussed in this prospectus. Investment minimums may be waived or reduced for certain types of investors and investments and your financial intermediary may have additional minimums.

How to Purchase Shares

Your shares will be bought at the offering price (the net asset value per share plus any applicable initial sales charge) next calculated after your purchase order is received in proper form. Your financial intermediary is responsible for transmitting your purchase order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any purchase order that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of purchase; contact MFSC if you have questions about your particular circumstances. Certain restrictions apply to the use of a transfer on death registration. You or your financial intermediary should contact MFSC to obtain a Transfer on Death registration form and for information regarding MFSC’s other requirements for transfer on death registrations. If payment for a purchase order is not received by the time required under applicable law, your purchase order may be cancelled and your financial intermediary could be liable for any costs or losses.

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders. The fund may stop offering shares completely, or may offer shares only on a limited basis, for a period of time or permanently.

The fund is required by law to obtain from you certain information that will be used to verify the identity of the account owner. If you do not provide the information, the fund will not be able to open your account. The fund must also take certain steps to verify that the account information you provide is correct.

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Purchases of Class R1 and Class R2 shares are closed to new eligible investors. Existing eligible investors can make additional purchases and reinvest distributions in Class R1 and Class R2 shares in any account open. Existing eligible investors may also exchange their Class R1 and Class R2 shares for the same share class of another MFS fund, open new Class R1 and Class R2 share accounts in other MFS funds, or transfer some or all of the shares in their account to another account and such account will be treated as an open account. Subject to the approval of the fund’s Board of Trustees, the fund may in the future (i) close purchases of Class R1 and/or Class R2 shares to existing eligible investors; (ii) terminate and liquidate Class R1 and/or Class R2 shares; or (iii) convert Class R1 and/or Class R2 shares to another share class of the fund. Such actions may be undertaken without shareholder approval, but the fund expects to provide shareholders with at least 60 days’ notice before taking any such action.

Class A, Class B, and Class C Shares. You can establish an account by having your financial intermediary process your purchase or by contacting MFSC directly.

Purchases of Class B shares are subject to a total account value limitation at the time of purchase of $99,999, and purchases of Class C shares are subject to a total account value limitation at the time of purchase of $999,999. If your existing accounts for all share classes held with the MFS funds have a total value equal to $99,999 for Class B share purchases or $999,999 for Class C share purchases, you will not be able to purchase Class B or Class C shares, as applicable. For the purpose of determining your total account value, existing accounts for all share classes held with the MFS funds that are linked under a Letter of Intent or Right of Accumulation will be included.

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MFS Lifetime 2030 Fund

The fund or its agents may at their discretion accept a purchase request for Class B shares or Class C shares that would otherwise exceed the total account value limitation of $99,999 and $999,999, respectively, under certain circumstances, including purchases by certain types of group or sponsored retirement plans.

Class I Shares. You can establish an account through your MFD representative, by having your financial intermediary process your purchase, or by contacting MFSC directly.

Class R1, Class R2, Class R3, Class R4, and Class R6 Shares. You can establish an account through your financial intermediary or by contacting MFSC directly. For Class R6 investors, you can also establish your account through your MFD representative.

Additional Purchases

You may purchase additional shares through your financial intermediary or MFSC.

Additional Purchases Directly Through MFSC.

• Mail. You may purchase additional shares by mailing a check with your investment instructions to MFSC.

• Telephone. You may purchase additional shares by phone from your pre-designated bank account. You must elect this privilege on your account application or service application. Purchases via telephone are not available for certain types of accounts.

• Internet. You may purchase additional shares from a pre-designated bank account via the Internet at mfs.com (MFS Access). You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Purchases via the Internet are not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares, and certain types of accounts.

• Wire. To purchase additional shares by wire, call MFSC for instructions.

• Automatic Investment Plan. You may purchase additional shares by automatically investing a designated amount from your checking or savings account on any day of the month. You must elect this privilege on your account application or service application.

Additional Purchases Through Your Financial Intermediary. You can have your financial intermediary purchase shares on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

How to Redeem Shares

Your shares will be sold at the net asset value per share next calculated after your redemption order is received in proper form, minus any applicable CDSC and/or other fees. Your financial intermediary is responsible for transmitting your redemption order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any redemption request that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of redemption; contact MFSC if you have questions about your particular circumstances.

In certain circumstances, you will need to have your signature guaranteed and/or submit additional documentation to redeem your shares. In general, no signature guarantee is required for a redemption order for up to $100,000 that is signed by all owners or fiduciaries identified in the account registration, paid as registered, and mailed to the address of record. However, if you have changed your address of record within 30 days of your redemption order, a Medallion signature guarantee will generally be required. A Medallion signature guarantee will also generally be required if you want to send your redemption proceeds to a pre-designated bank account that was added or changed on your account within 30 days of your redemption order.

The fund typically processes your redemption proceeds, after your request is received in proper form, by the end of the next business day for payment by wire and payment processed through DTCC's Defined Contribution Clearance & Settlement System or Fund/SERV system (financial intermediaries can choose to have payments processed through the Fund/SERV system by the end of the second business day instead of the next business day), and by the end of the second business day for payment by check and Automated Clearing House. However, the fund may delay processing your redemption request for up to seven days. Under unusual circumstances, such as when the NYSE is closed, trading on the NYSE is restricted, or as permitted by the SEC, the fund may suspend redemptions or postpone payment for more than seven days.

If you recently purchased shares and subsequently request a redemption, redemption proceeds (other than in an exchange) for the shares you recently purchased will generally be delayed until money from such purchases sufficient to cover your redemption has been received and collected. Receiving and collecting payment can take up to seven business days after a purchase. You can avoid this delay by purchasing shares by wire transfer.

The fund typically expects to meet redemption requests by holding cash and/or cash equivalents, selling investments, and using overdraft provisions or lines of credit. The fund may also meet redemption requests by redeeming shares in kind for large redemptions or during stressed market conditions. If, during any 90-day period, you redeem shares in an amount greater than the lesser of $250,000 or 1% of fund net assets, and if MFS determines it to be feasible and appropriate, the fund may pay the redemption amount above such threshold by a distribution in kind of portfolio securities (redemption in kind). In the event that the fund makes a redemption in kind, you should expect to incur brokerage and other transaction charges when converting the securities to cash, and the securities will likely increase or decrease in value before you sell them.

You may redeem your shares either by having your financial intermediary process your redemption or by contacting MFSC directly.

Redeeming Directly Through MFSC.

• Mail. To redeem shares by mail, you can send a letter, or the applicable redemption form, to MFSC with the name of the fund, your account number, and the number of shares or dollar amount to be redeemed. MFSC currently charges a fee to send your proceeds via overnight mail.

• Telephone. If a signature guarantee is not required, you can call MFSC to have shares redeemed from your account and proceeds mailed to the address of record on the account. MFSC currently charges a fee to send your proceeds via overnight mail. You can also call MFSC to have shares redeemed from your account and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application if you wish to have proceeds sent to your bank account. Telephone redemptions are not available for certain types of accounts.

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MFS Lifetime 2030 Fund

• Internet. If a signature guarantee is not required, you can have shares redeemed from your account via the Internet at mfs.com (MFS Access) and the proceeds mailed to the address of record on the account. You can also have shares redeemed from your account via MFS Access and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Redemptions via the Internet are not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares, and certain types of accounts.

• Systematic Withdrawal Plan (not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares). If you have a balance of at least $5,000 in your account in the fund, you may elect to automatically receive (or designate someone else to receive) regular periodic payments (of at least $50 if by check) through an automatic redemption of such classes. The fund may terminate any Systematic Withdrawal Plan for an account if the value of the account falls below $5,000 as a result of share redemptions (other than as a result of a Systematic Withdrawal Plan). Please contact MFSC or your financial intermediary for details.

Redeeming Through Your Financial Intermediary. You can have your financial intermediary process a redemption on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

Signature Guarantee/Additional Documentation. If a Medallion signature guarantee is required, your signature may be guaranteed by an eligible bank, broker/dealer, credit union, national securities exchange, registered securities association, clearing agency, or savings association that participates in a Medallion program recognized by the Securities Transfer Association. MFSC may require additional documentation for certain types of registrations and under certain circumstances. Signature guarantees and this additional documentation shall be accepted in accordance with policies established by MFSC, and MFSC may, at its discretion, change and make certain exceptions to these requirements. Please contact MFSC with any questions and for the requirements for your particular situation.

Share Certificates. If certificates are outstanding for your shares, you may only redeem such shares by mailing the certificates to MFSC. Telephone, electronic, and systematic withdrawal plan redemptions and checkwriting are not available if certificates are outstanding for your shares.

Involuntary Redemptions. Because it is costly to maintain small accounts, the MFS funds have reserved the right to redeem your Class A, Class B, Class C, or Class I shares without your permission when your account contains less than $500 for any reason, including market fluctuation. Before the fund makes such a redemption, you will be notified and given 60 days to increase your investment to at least $500. Certain accounts are not subject to these provisions. Any applicable CDSC will be waived for shares redeemed due to the small size of a shareholder's account.

In addition, the MFS funds have reserved the right to redeem your shares without your permission in cases of threatening conduct or suspicious, fraudulent, or illegal activity. Any applicable CDSC will be assessed upon redemption of your shares.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund.

Exchange Privilege. You can exchange your shares for shares of the same class, if available, of most other MFS funds at their respective net asset values by having your financial intermediary process your exchange request or by contacting MFSC directly.

You can exchange your Class A shares and your Class I shares for shares of MFS U.S. Government Money Market Fund, if available, according to the terms of such fund’s prospectus.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC.

You should read the prospectus of the MFS fund into which you are exchanging and consider the differences in investment objectives, policies, and risks, and in fees and expenses, before making an exchange. The exchange privilege may be changed or discontinued at any time, and all exchanges are subject to certain limitations and the MFS funds’ policies concerning disruptive trading practices, which are designed to protect the funds and their shareholders from the harmful effects of frequent trading. No more than ten exchanges may be made in any one exchange request by telephone.

The MFS funds allow certain financial intermediaries to place exchange orders on behalf of a group of their discretionary investment advisory clients (“group exchange orders”). As with any exchange request, the funds and their agents reserve the right to reject any group exchange order, and the funds’ agents will generally reject any group exchange order received by the funds or their agents after 1 p.m., Eastern time. In addition, MFD has agreements with certain financial intermediaries which set forth the terms and conditions under which group exchange orders may be placed by these financial intermediaries. These conditions may be more restrictive than those applicable to individual exchange orders, and may include the requirement to provide the funds or their agents with advance notice of group exchange orders.

Automatic Exchange Plan (not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares). If you have a balance of at least $2,000 in your account in the fund, you may participate in the automatic exchange plan, a dollar-cost averaging program. This plan permits you to make automatic periodic exchanges from your account in the fund for shares of the same class of other MFS funds. Exchanges will generally be made at net asset value without any sales charges; however, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares.

Disruptive Trading

General Purchase and Exchange Limitation Policy. The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In the event that MFSC rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC's judgment, in consultation with MFS, as appropriate, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

Disruptive Trading Risks. To the extent that the MFS funds or their agents are unable to curtail disruptive trading practices in a fund (e.g., disruptive frequent trading) or to the extent there are large or frequent redemptions in a fund, these purchases and/or

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MFS Lifetime 2030 Fund

redemptions can interfere with the efficient management of the fund's portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

Frequent Trading. The fund is not intended to serve as a vehicle for frequent trading. The Board of Trustees of the fund has adopted the purchase and exchange limitation policy described below, which it believes is reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce this policy, subject to oversight by the Board of Trustees. The fund may alter its policies at any time without notice to shareholders.

MFSC will generally restrict, reject or cancel purchase and exchange orders into the fund if MFSC determines that an accountholder has made two exchanges, each in an amount of $25,000 or more, out of an account in the fund during a calendar quarter (“two exchange limit”). This policy does not apply to Section 529 tuition plans and MFS money market funds, or to exchanges initiated by a retirement plan trustee or sponsor rather than by a plan participant, and other similar non-discretionary exchanges (e.g., in connection with fund mergers/acquisitions/liquidations). MFSC may make exceptions to this policy if, in its judgment, the transaction does not represent frequent trading activity, such as purchases made through systematic purchase plans (but not systematic exchange plans), payroll contributions, or distribution investment programs. In applying this policy, MFSC considers the information available to it at the time and reserves the right to consider trading effected through multiple accounts that are under common ownership, control, or influence to be trading out of a single account.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the accountholder (e.g., an accountholder who on the same day exchanges $26,000 from the fund into two other MFS funds, by exchanging $13,000 into each of the two MFS funds, will be viewed as having made one exchange transaction exceeding $25,000 in value).

Omnibus accounts, in which shares are held in the name of a financial intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among certain financial intermediaries such as brokers, retirement plans, investment advisers, and insurance companies.

Financial intermediaries are required to reject any purchase or exchange orders in the fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading (“Waived Financial Intermediary”). With respect to Waived Financial Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the fund by the customers of such Waived Financial Intermediary, including requesting underlying shareholder account data more frequently than from other financial intermediaries.

With respect to omnibus accounts that provide MFSC with underlying shareholder data daily, MFSC will apply the two exchange limit directly to underlying shareholders. For all other accounts which MFSC determines are omnibus accounts, MFSC will apply the two exchange limit to the omnibus account itself. Applying the two exchange limit to the omnibus account itself will not necessarily detect violations of the two exchange limit by underlying shareholders. If the financial intermediary associated with an omnibus account that has triggered the two exchange limit demonstrates to MFSC, as determined in MFSC’s sole discretion, that no single underlying shareholder triggered the two exchange limit, then MFSC will remove any restrictions, rejections, or cancellations imposed on the account. If the financial intermediary demonstrates to MFSC that a single underlying shareholder triggered the two exchange limit and that the financial intermediary itself will apply applicable restrictions, rejections, or cancellations to that underlying shareholder, MFSC will likewise remove any restrictions, rejections, or cancellations imposed on the omnibus account. Otherwise, MFSC will continue to apply the two exchange limit to the omnibus account.

Certain financial intermediaries may use procedures to restrict frequent trading by their customers who invest in the fund while others may not employ any procedures to restrict frequent trading. Such procedures, if any, may be less restrictive than the fund’s purchase and exchange limitation policy, may permit transactions not permitted by the fund’s purchase and exchange limitation policy, including transactions in excess of the two exchange limit, and/or may prohibit transactions not subject to the fund’s purchase and exchange limitation policy. You should consult your financial intermediary about any restrictions it imposes on frequent trading.

There is no assurance that MFSC will be able to detect or prevent frequent trading. Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for detecting frequent trading, including reviewing transactions (including exchanges) that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that occur close in time to other transactions in the same account or in multiple accounts that are under common ownership, control, or influence. Any or all of these parameters (including those not listed) may change at any time. If MFSC detects suspicious trading activity at the omnibus account level, it will contact the financial intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading that is disruptive to a fund. However, the underlying shareholder data received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If disruptive frequent trading is identified, MFSC will take appropriate action, such as requesting the financial intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the financial intermediary. In reviewing trading activity, MFSC may determine that certain transactions entered into for legitimate purposes do not represent frequent trading activity that is disruptive to a fund.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts. MFSC expects to request underlying shareholder data based on its assessment of the likelihood of frequent trading by underlying shareholders among other factors. MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other financial intermediaries. There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

Other Considerations

Unauthorized Transactions. MFS will not be responsible for losses that result from unauthorized transactions unless MFSC does not follow procedures reasonably designed to verify your identity. If

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MFS Lifetime 2030 Fund

an account has more than one owner or authorized person, MFSC will accept telephone and online instructions from any one owner or authorized person, except MFSC will require instructions for a redemption from all trustees of trust accounts registered with multiple trustees. It is important that you contact MFSC immediately about any transactions made through MFSC you believe to be unauthorized.

Ability to Contact MFSC. Certain methods of contacting MFSC, such as by mail, telephone, or electronically, may be unavailable or delayed (for example, after natural disasters, during periods of significant/major political, social, or economic instability, or in the event of a cybersecurity incident).

Unclaimed Accounts and Uncashed Checks. If your account has no activity for a certain period of time, mail sent to you on behalf of the fund is returned by the post office, and/or you fail to cash a check associated with your account within a certain period of time, the fund may be required to transfer your account and any assets related to uncashed checks to the appropriate state under unclaimed property rules that provide for transfer to the state (also known as “escheatment”) of unclaimed property. To avoid such action, it is important to keep your account address up to date, periodically communicate with the fund, MFSC, or your financial intermediary, and cash checks associated with your account in a timely manner. If you invest in a fund through a financial intermediary, we encourage you to contact the financial intermediary regarding applicable state unclaimed property laws. Please check your state’s unclaimed or abandoned property website for specific information. When a traditional IRA account is transferred to a state as abandoned property, the Internal Revenue Service (the IRS) considers the transfer a taxable distribution subject to U.S. federal income tax withholding and reporting. The fund and MFSC will not be liable to shareholders or their representatives for good faith compliance with abandoned property laws.

Reservation of Other Rights. In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws, and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Anti-Money Laundering Restrictions. U.S. law requires the fund to implement policies and procedures reasonably designed to prevent, detect, and report money laundering and other illegal activity. The fund, consistent with applicable U.S. law, may redeem your shares and close your account; suspend, restrict, or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if MFSC is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures. Any applicable CDSC will be assessed upon redemption of your shares.

Confirmations in Quarterly Statements. Transactions made under certain periodic investment and withdrawal programs (including reinvestment plans) will be confirmed on quarterly account statements.

Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the fund does not transact purchase and redemption orders. To the extent the fund's assets are traded in other markets on days when the fund does not price its shares, the value of the fund's assets will likely change when you will not be able to purchase or redeem shares of the fund.

To determine net asset value, the fund’s investments for which reliable market quotations are readily available are valued at market value, and funds in which the fund invests are generally valued at their net asset value per share. Certain short term debt instruments may be valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments to MFS pursuant to the fund's valuation policy and procedures approved by the Board of Trustees. The Board of Trustees has designated MFS as the "valuation designee" of the fund. As valuation designee, MFS will determine the fair value, in good faith, of securities and other instruments held by the fund for which market quotations are not readily available and, among other things, will assess and manage material risks associated with fair value determinations, select, apply, and test fair value methodologies, and oversee and evaluate pricing services used in valuing the fund's investments. If MFS determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by MFS in accordance with the fair valuation policy and procedures adopted by MFS.

Under the fund's valuation policy and procedures, market quotations are not considered to be readily available for debt instruments and many types of derivatives. These investments are generally valued at fair value as determined by MFS based on information from third-party pricing services or otherwise determined by MFS in accordance with its fair valuation policy and procedures. These valuations can be based on both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads, and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but the fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions.

In addition, investments may be valued at fair value if MFS determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as

22

MFS Lifetime 2030 Fund

developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, foreign equity securities may often be valued at fair value. MFS generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost, and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment.

The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Distributions

The fund intends to declare and pay any dividends to shareholders at least annually.

Any capital gains are distributed at least annually.

Distribution Options

The following distribution options are generally available for Class A, Class B, Class C, and Class I shares:

• Dividend and capital gain distributions automatically reinvested in additional shares (this option will be assigned if no other option is specified);

• Dividend distributions in cash; capital gain distributions automatically reinvested in additional shares;

• Dividend and capital gain distributions in cash; or

• Dividend and capital gain distributions automatically reinvested into the same class of shares of another MFS fund (not available for Class B shares).

Not all options are available for every class or every account.

Dividends and capital gain distributions for Class R1, Class R2, Class R3, Class R4, and Class R6 shares can only be reinvested in additional shares of the fund, except with respect to Class R6 shares, (i) certain institutional shareholders, (ii) shareholders who purchase shares through brokerage programs of certain financial intermediaries, and (iii) shareholders who purchase shares through asset-based fee programs of certain financial intermediaries may elect any of the other distribution options described above.

The distribution option for accounts with dividend distributions of less than $10 generally will be changed to reinvestment in additional shares of the fund. If you have elected to receive distributions in cash, and the postal service is unable to deliver checks to your address of record, or you do not respond to mailings from MFSC with regard to uncashed distribution checks, your distribution option may be converted to having all distributions reinvested in additional shares. You should contact MFSC to change your distribution option, and your request to do so must be received by MFSC before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund will have on your particular tax situation, including possible U.S. federal, state, and local and non-U.S. taxes. This discussion does not apply to shares of the fund held through tax-advantaged accounts such as retirement plans or by shareholders that are not "United States persons" under the Internal Revenue Code of 1986, as amended (the Internal Revenue Code).

The fund expects to distribute substantially all of its income and gains annually. Distributions from the fund are taxable whether you receive them in cash or reinvest them in additional shares. If you buy shares when the fund has realized but not yet distributed ordinary income or capital gains, you will pay full price for the shares and then receive a portion back as a taxable distribution if you continue to hold the shares through that distribution’s record date.

Any gain resulting from the redemption, sale, or exchange of your shares will generally also be subject to tax.

For U.S. federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the fund owned or is deemed to have owned the investments that generated them, rather than how long you have owned your shares of the fund. Distributions of gains from the sale of investments that the fund owned for more than one year and that are properly reported by the fund as capital gain dividends will be treated as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. Distributions of gains from the sale of investments that the fund owned for one year or less will be taxable as ordinary income. If some or all of the fund’s income derives from “qualified dividend income” and if you are an individual who meets holding period and other requirements with respect to the fund’s shares, those distributions that are properly reported by the fund as derived from qualified dividend income are taxed to you at the reduced rates applicable to net capital gains. The portion of the fund's distributions that will be derived from qualified dividend income will increase with increased allocations to equity fund classes.

A 3.8% Medicare contribution tax is generally imposed on distributions paid by the fund (other than exempt-interest dividends, if any) to, and net gains recognized on the sale, redemption, exchange, or other taxable disposition of shares of the fund by certain individuals, estates, and trusts to the extent their income exceeds certain threshold amounts.

Investing in underlying funds could affect the amount, timing, and character of distributions from the fund, and, therefore, may increase the amount of taxes payable by shareholders.

Investments by the underlying funds in foreign securities may be subject to foreign withholding or other taxes, which will decrease the fund's return on those securities.

If at the close of each quarter of the fund's taxable year, at least 50% of its total assets consists of interests in other regulated investment companies, the fund will be permitted to elect to pass through to its shareholders foreign income and other similar taxes paid by the fund in respect of foreign securities it holds directly or by an underlying fund that itself is eligible to elect and so elected to pass such taxes through to shareholders. If the fund makes such an election, you must include your share of those taxes in gross income as a distribution from the fund, and you will be allowed to claim a tax credit (or a deduction) for such taxes.

The IRS Form 1099 that is provided to you early each year details your distributions from the fund and how they are treated for U.S. federal tax purposes, and cost basis information for shares purchased on or after January 1, 2012, that you redeemed, sold, or exchanged. Our default method for calculating cost basis is average cost basis. More information about other cost basis methods and a

23

MFS Lifetime 2030 Fund

cost basis selection/change form is available on mfs.com. If your account is held by your financial intermediary, you must contact your financial intermediary to obtain information about available cost basis methods and cost basis elections for your account.

Information about the Summary Prospectus, Prospectus, and SAI

The summary prospectus, prospectus, and SAI for a fund provide information concerning the fund. The summary prospectus, prospectus, and SAI are updated at least annually and any information provided in a summary prospectus, prospectus, or SAI can be changed without a shareholder vote unless specifically stated otherwise. The summary prospectus, prospectus, and SAI are not contracts between the fund and its shareholders and do not give rise to any contractual rights or obligations or any shareholder rights other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Provision of Shareholder Reports and Summary Prospectuses

The fund produces shareholder reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one paper copy of the fund’s annual and semiannual shareholder report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Additional Information on Fees and Expenses and Performance

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund’s most recently completed fiscal year, and a weighted average of the total annual fund operating expenses and the fee charged (if any) by the fund(s) in which the fund invested during the fund’s most recently completed fiscal year, expressed as a percentage of a class' average net assets during the period. The fund invests in Class R6 shares of the underlying funds. Annual fund operating expenses have not been adjusted to reflect the fund’s current asset size. In general, annual fund operating expenses, expressed as a percentage of a class' average net assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

Performance Information

All performance information shown in the “Class A Bar Chart” and the “Performance Table” reflects any applicable fee reductions and waivers and expense reimbursements and payments in effect during the periods shown; without these, the performance would have been lower.

From time to time, the fund may receive proceeds from litigation settlements, without which performance would be lower.

The fund commenced operations on September 29, 2005, with the offering of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 shares, and subsequently offered Class R6 shares on August 29, 2016.

In the "Performance Table," performance for Class R6 shares includes the performance of the fund's Class I shares, adjusted to take into account differences in sales loads and class specific operating expenses (such as Rule 12b-1 fees), if any, for periods prior to their offering.

24

MFS Lifetime 2030 Fund

Financial Highlights

The financial highlights are intended to help you understand a fund’s financial performance for the past five years. Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, is filed with the SEC on Form N-CSR and is available online at funds.mfs.com and upon request by contacting MFSC (please see back cover for address and telephone number). The fund’s independent registered public accounting firm is Ernst & Young LLP.

	Year ended
Class A	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$15.75	$15.70	$15.08	$16.03	$18.20
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.54	$0.53	$0.42	$0.40	$0.72
Net realized and unrealized gain (loss)	1.40	0.76	0.79	(0.45)	(1.34)
Total from investment operations	$1.94	$1.29	$1.21	$(0.05)	$(0.62)
Less distributions declared to shareholders
From net investment income	$(0.58)	$(0.55)	$(0.39)	$(0.37)	$(0.73)
From net realized gain	(0.82)	(0.69)	(0.20)	(0.53)	(0.82)
Total distributions declared to shareholders	$(1.40)	$(1.24)	$(0.59)	$(0.90)	$(1.55)
Net asset value, end of period (x)	$16.29	$15.75	$15.70	$15.08	$16.03
Total return (%) (r)(s)(t)(x)	12.60	8.27	8.06	(0.02)	(4.25)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.43	0.44	0.44	0.45	0.44
Expenses after expense reductions (h)	0.24	0.24	0.25	0.25	0.25
Net investment income (loss) (l)	3.29	3.25	2.76	2.62	3.95
Portfolio turnover rate	5	9	14	18	15
Net assets at end of period (000 omitted)	$94,853	$91,791	$91,172	$78,198	$78,464

	Year ended
Class B	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$15.68	$15.55	$14.92	$15.82	$17.96
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.41	$0.39	$0.30	$0.27	$0.55
Net realized and unrealized gain (loss)	1.40	0.77	0.77	(0.43)	(1.30)
Total from investment operations	$1.81	$1.16	$1.07	$(0.16)	$(0.75)
Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.34)	$(0.24)	$(0.21)	$(0.57)
From net realized gain	(0.82)	(0.69)	(0.20)	(0.53)	(0.82)
Total distributions declared to shareholders	$(1.22)	$(1.03)	$(0.44)	$(0.74)	$(1.39)
Net asset value, end of period (x)	$16.27	$15.68	$15.55	$14.92	$15.82
Total return (%) (r)(s)(t)(x)	11.75	7.47	7.19	(0.74)	(4.98)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.18	1.19	1.19	1.20	1.19
Expenses after expense reductions (h)	0.99	0.99	1.00	1.00	1.00
Net investment income (loss) (l)	2.52	2.41	1.95	1.82	3.09
Portfolio turnover rate	5	9	14	18	15
Net assets at end of period (000 omitted)	$585	$1,142	$2,224	$3,104	$4,398

25

MFS Lifetime 2030 Fund

	Year ended
Class C	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$15.41	$15.38	$14.78	$15.69	$17.84
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.40	$0.40	$0.30	$0.26	$0.56
Net realized and unrealized gain (loss)	1.38	0.74	0.76	(0.42)	(1.30)
Total from investment operations	$1.78	$1.14	$1.06	$(0.16)	$(0.74)
Less distributions declared to shareholders
From net investment income	$(0.44)	$(0.42)	$(0.26)	$(0.22)	$(0.59)
From net realized gain	(0.82)	(0.69)	(0.20)	(0.53)	(0.82)
Total distributions declared to shareholders	$(1.26)	$(1.11)	$(0.46)	$(0.75)	$(1.41)
Net asset value, end of period (x)	$15.93	$15.41	$15.38	$14.78	$15.69
Total return (%) (r)(s)(t)(x)	11.79	7.44	7.21	(0.76)	(4.97)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.18	1.19	1.19	1.20	1.19
Expenses after expense reductions (h)	0.99	0.99	1.00	1.00	1.00
Net investment income (loss) (l)	2.50	2.48	1.96	1.78	3.15
Portfolio turnover rate	5	9	14	18	15
Net assets at end of period (000 omitted)	$6,438	$7,121	$7,387	$8,025	$10,573

	Year ended
Class I	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$15.86	$15.81	$15.17	$16.12	$18.30
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.59	$0.59	$0.46	$0.43	$0.85
Net realized and unrealized gain (loss)	1.40	0.75	0.80	(0.45)	(1.43)
Total from investment operations	$1.99	$1.34	$1.26	$(0.02)	$(0.58)
Less distributions declared to shareholders
From net investment income	$(0.62)	$(0.60)	$(0.42)	$(0.40)	$(0.78)
From net realized gain	(0.82)	(0.69)	(0.20)	(0.53)	(0.82)
Total distributions declared to shareholders	$(1.44)	$(1.29)	$(0.62)	$(0.93)	$(1.60)
Net asset value, end of period (x)	$16.41	$15.86	$15.81	$15.17	$16.12
Total return (%) (r)(s)(t)(x)	12.85	8.52	8.35	0.23	(4.02)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.18	0.19	0.19	0.20	0.19
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.55	3.62	2.98	2.81	4.65
Portfolio turnover rate	5	9	14	18	15
Net assets at end of period (000 omitted)	$8,669	$8,189	$5,535	$6,146	$6,552

26

MFS Lifetime 2030 Fund

	Year ended
Class R1	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$15.62	$15.59	$14.97	$15.89	$18.05
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.42	$0.41	$0.30	$0.28	$0.58
Net realized and unrealized gain (loss)	1.38	0.74	0.78	(0.44)	(1.34)
Total from investment operations	$1.80	$1.15	$1.08	$(0.16)	$(0.76)
Less distributions declared to shareholders
From net investment income	$(0.46)	$(0.43)	$(0.26)	$(0.23)	$(0.58)
From net realized gain	(0.82)	(0.69)	(0.20)	(0.53)	(0.82)
Total distributions declared to shareholders	$(1.28)	$(1.12)	$(0.46)	$(0.76)	$(1.40)
Net asset value, end of period (x)	$16.14	$15.62	$15.59	$14.97	$15.89
Total return (%) (r)(s)(t)(x)	11.78	7.40	7.24	(0.73)	(5.00)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.18	1.19	1.19	1.20	1.19
Expenses after expense reductions (h)	0.99	0.99	1.00	1.00	1.00
Net investment income (loss) (l)	2.58	2.52	1.95	1.83	3.21
Portfolio turnover rate	5	9	14	18	15
Net assets at end of period (000 omitted)	$3,206	$3,103	$3,055	$3,347	$4,148

	Year ended
Class R2	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$15.61	$15.57	$14.94	$15.88	$18.04
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.49	$0.49	$0.37	$0.35	$0.65
Net realized and unrealized gain (loss)	1.38	0.75	0.80	(0.44)	(1.31)
Total from investment operations	$1.87	$1.24	$1.17	$(0.09)	$(0.66)
Less distributions declared to shareholders
From net investment income	$(0.53)	$(0.51)	$(0.34)	$(0.32)	$(0.68)
From net realized gain	(0.82)	(0.69)	(0.20)	(0.53)	(0.82)
Total distributions declared to shareholders	$(1.35)	$(1.20)	$(0.54)	$(0.85)	$(1.50)
Net asset value, end of period (x)	$16.13	$15.61	$15.57	$14.94	$15.88
Total return (%) (r)(s)(t)(x)	12.27	7.99	7.82	(0.26)	(4.50)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.68	0.69	0.69	0.70	0.69
Expenses after expense reductions (h)	0.49	0.49	0.50	0.50	0.50
Net investment income (loss) (l)	3.02	3.01	2.45	2.33	3.64
Portfolio turnover rate	5	9	14	18	15
Net assets at end of period (000 omitted)	$31,978	$34,541	$35,220	$46,256	$51,968

27

MFS Lifetime 2030 Fund

	Year ended
Class R3	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$15.69	$15.65	$15.03	$15.98	$18.15
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.54	$0.53	$0.42	$0.39	$0.69
Net realized and unrealized gain (loss)	1.40	0.75	0.79	(0.44)	(1.31)
Total from investment operations	$1.94	$1.28	$1.21	$(0.05)	$(0.62)
Less distributions declared to shareholders
From net investment income	$(0.58)	$(0.55)	$(0.39)	$(0.37)	$(0.73)
From net realized gain	(0.82)	(0.69)	(0.20)	(0.53)	(0.82)
Total distributions declared to shareholders	$(1.40)	$(1.24)	$(0.59)	$(0.90)	$(1.55)
Net asset value, end of period (x)	$16.23	$15.69	$15.65	$15.03	$15.98
Total return (%) (r)(s)(t)(x)	12.61	8.21	8.06	(0.01)	(4.27)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.43	0.44	0.44	0.45	0.44
Expenses after expense reductions (h)	0.24	0.24	0.25	0.25	0.25
Net investment income (loss) (l)	3.29	3.24	2.73	2.59	3.84
Portfolio turnover rate	5	9	14	18	15
Net assets at end of period (000 omitted)	$162,416	$195,870	$220,766	$199,271	$196,297

	Year ended
Class R4	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$15.93	$15.87	$15.22	$16.17	$18.34
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.57	$0.57	$0.44	$0.44	$0.71
Net realized and unrealized gain (loss)	1.44	0.77	0.83	(0.46)	(1.29)
Total from investment operations	$2.01	$1.34	$1.27	$(0.02)	$(0.58)
Less distributions declared to shareholders
From net investment income	$(0.62)	$(0.59)	$(0.42)	$(0.40)	$(0.77)
From net realized gain	(0.82)	(0.69)	(0.20)	(0.53)	(0.82)
Total distributions declared to shareholders	$(1.44)	$(1.28)	$(0.62)	$(0.93)	$(1.59)
Net asset value, end of period (x)	$16.50	$15.93	$15.87	$15.22	$16.17
Total return (%) (r)(s)(t)(x)	12.87	8.51	8.36	0.24	(4.03)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.18	0.19	0.19	0.20	0.19
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.41	3.46	2.83	2.83	3.87
Portfolio turnover rate	5	9	14	18	15
Net assets at end of period (000 omitted)	$29,898	$42,040	$38,081	$59,570	$58,095

28

MFS Lifetime 2030 Fund

	Year ended
Class R6	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$15.90	$15.84	$15.20	$16.15	$18.33
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.61	$0.60	$0.49	$0.49	$0.79
Net realized and unrealized gain (loss)	1.41	0.77	0.79	(0.48)	(1.35)
Total from investment operations	$2.02	$1.37	$1.28	$0.01	$(0.56)
Less distributions declared to shareholders
From net investment income	$(0.65)	$(0.62)	$(0.44)	$(0.43)	$(0.80)
From net realized gain	(0.82)	(0.69)	(0.20)	(0.53)	(0.82)
Total distributions declared to shareholders	$(1.47)	$(1.31)	$(0.64)	$(0.96)	$(1.62)
Net asset value, end of period (x)	$16.45	$15.90	$15.84	$15.20	$16.15
Total return (%) (r)(s)(t)(x)	12.97	8.68	8.49	0.40	(3.92)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.05	0.06	0.06	0.06	0.05
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.69	3.62	3.14	3.17	4.34
Portfolio turnover rate	5	9	14	18	15
Net assets at end of period (000 omitted)	$350,006	$357,861	$382,157	$288,629	$316,077

(d)	Per share data is based on average shares outstanding.
(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

29

MFS Lifetime 2030 Fund

Appendix A - Waivers and Reductions of Sales Charges

This Appendix sets forth the various circumstances in which the initial sales charge (ISC) and/or the CDSC is waived or reduced for the MFS funds’ share classes. The waivers and reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction. Financial intermediaries may have different policies and procedures regarding the availability of ISC or CDSC waivers, which are discussed below. In all instances, it is your responsibility to notify your financial intermediary or MFSC at the time of purchase of any relationship or other facts qualifying you for sales charge waivers or reductions. For waivers and reductions not available through a particular financial intermediary, shareholders will have to purchase fund shares through another financial intermediary or directly from the fund to receive these waivers or reductions. You should contact your financial intermediary or MFSC if you have questions on the waivers and reductions that apply to your account and/or transaction type, including whether your account is maintained at an omnibus level with the fund by your financial intermediary. The following Categories of waivers and reductions apply:

• Merrill Lynch (Merrill) – If Merrill is the record owner of your shares and/or broker of record on your account and the account is maintained at an omnibus level by Merrill with the fund, Category II waivers apply.

• Ameriprise Financial – If Ameriprise Financial is the record owner and/or broker of record on your account invested in Class A shares and the account is maintained at an omnibus level by Ameriprise Financial with the fund, Category III waivers apply.

• Morgan Stanley – If Morgan Stanley is the record owner and/or broker of record on your account invested in Class A shares of the fund and the account is a Morgan Stanley Wealth Management transactional brokerage account maintained at an omnibus level by Morgan Stanley with the fund, Category IV waivers apply.

• Raymond James – If you are invested in shares of the fund through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, and the account is maintained at an omnibus level by Raymond James with the fund, Category V waivers apply.

• Janney Montgomery Scott LLC (Janney) – If you are invested in shares of the fund through an account maintained at an omnibus level by or on behalf of Janney with the fund, Category VI waivers apply.

• Edward Jones – If you are invested in shares of the fund through an Edward Jones platform or account maintained at an omnibus level by Edward Jones with the fund, Category VII waivers apply.

• D.A. Davidson & Co. (D.A. Davidson) – If you are invested in shares of the fund through a D.A. Davidson platform or account maintained at an omnibus level by or on behalf of D.A. Davidson with the fund, Category VIII waivers apply.

• Baird – If you are invested in shares through a Baird platform or account maintained at an omnibus level by or on behalf of Baird with the fund, Category IX waivers apply.

• J.P. Morgan Securities LLC – If you are invested in shares of the fund through an applicable J.P. Morgan Securities LLC brokerage account, Category X waivers apply.

• Stifel, Nicolaus & Company, Incorporated (Stifel) – If you are invested in shares of the fund through an applicable Stifel brokerage account, Category XI waivers apply.

• Wells Fargo Clearing Services, LLC and Wells Fargo Advisors Financial Network, LLC (collectively, "Wells Fargo Advisors") – If you are invested in shares of the fund through an applicable Wells Fargo Advisors brokerage account, Category XII waivers apply.

• All Others – Category I waivers apply to other accounts and transactions that do not otherwise fall under Category II – XII.

Not all MFS funds offer each share class. In order to qualify for a sales charge waiver or reduction, you must advise MFSC or your financial intermediary that you are eligible for the waiver at the time of purchase and/or redemption. The fund, MFS, and their affiliates reserve the right to eliminate, modify, and add waivers and reductions of sales charges at any time at their discretion.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect prior to an exchange based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC. If you exchange your shares out of MFS U.S. Government Money Market Fund or MFS U.S. Government Cash Reserve Fund into Class A shares of any other MFS fund, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares. You will not pay the initial sales charge if:

• the shares exchanged from either MFS fund were acquired by an exchange from any other MFS fund;

• the shares exchanged from either MFS fund were acquired by automatic investment of distributions from any other MFS fund; or

• the shares being exchanged would have, at the time of purchase, been eligible for purchase at net asset value had you invested directly in the MFS fund into which the exchange is being made.

In addition, transfers, rollovers, or other transactions from an account to a second account that purchases shares of the same class of the same fund or another MFS fund will not be charged the CDSC or ISC, as applicable, provided that the redemption order from the first account and the purchase order for the second account are combined into a single order for the transfer, rollover, or other transaction, and MFSC has available to it the necessary information about the CDSC applicable to the first account. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the fund in the first account and the original purchase date of the shares subject to the CDSC. You should contact your financial intermediary or MFSC if you have questions on the sales charge waivers and reductions that apply in a transfer between accounts, including whether MFSC has the required information.

The CDSC may be waived from time to time pursuant to Conduct Rule 2341 of FINRA.

With respect to MFS Municipal Income Fund, all references to Class A shares shall also apply to Class A1 shares and all references to Class B shares shall also apply to Class B1 shares.

A-1

MFS Lifetime 2030 Fund

WAIVERS AND REDUCTIONS

Financial Intermediary Category I

Eligible Accounts: Accounts that are not Eligible for Financial Intermediary Categories II – XII

As used below, the term “ESP” refers to employer sponsored plans; the term “SRO” refers to salary reduction only plans; the term “Employer Retirement Plans” includes 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level; the term “IRA” refers to traditional, Roth, rollover, SEP and SIMPLE IRAs; the term “ERISA” refers to the Employment Retirement Income Security Act of 1974, as amended.

GENERAL WAIVERS

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√	√	√
Shares acquired by automatic reinvestment of distributions of dividends and capital gains of any MFS fund into the same class of shares of another MFS fund.	√	√	√	√
B. Affiliates of Funds/Certain Financial Advisers
Shares acquired by officers, eligible directors, employees (including former employees), and agents of MFS, Sun Life Financial, or any of their subsidiary companies.	√	√	√	√
Shares acquired by trustees and former trustees of any investment company for which MFD serves as distributor.	√	√	√	√
Shares acquired by employees, directors, partners, officers, and trustees of any subadvisor to any MFS fund.	√	√	√	√

Shares acquired by certain family members of any such individual identified above and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√

Shares acquired by employees or registered representatives (including former employees) of financial intermediaries that have a selling agreement with MFD or an employee’s spouse (or legal equivalent under applicable state law) or employee’s children under the age of 21. For employees or registered representatives of such financial intermediaries who established an account with MFS prior to May 1, 2006, shares acquired by certain family members of employees or registered representatives of financial intermediaries and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√
Shares acquired by institutional clients of MFS or MFS Institutional Advisors, Inc.	√	√	√	√
C. Involuntary Redemptions
Shares redeemed at a fund’s direction due to the small size of a shareholder’s account.		√	√	√
D. Investment of Proceeds From Certain Redemptions of Class I Shares

The initial sales charge imposed on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class A shares, are waived with respect to Class A shares acquired of any MFS fund through the immediate reinvestment of the proceeds of a redemption of Class I shares of any MFS fund.

	√	√
E. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A shares, whichever is later).

		√	√	√

A-2

MFS Lifetime 2030 Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
F. Death of Owner

Shares redeemed on account of the death of the account owner (e.g., shares redeemed by the estate or any transferee of the shares from the estate) if the shares were held solely in the deceased individual’s name, or for the benefit of the deceased individual.

		√	√	√
G. Disability of Owner

Shares redeemed on account of the disability of the account owner if shares are held either solely or jointly in the disabled individual’s name or for the benefit of the disabled individual (in which case a disability certification form is required to be submitted to MFSC), or shares redeemed on account of the disability of the 529 account beneficiary.

		√	√	√
H. Asset-Based Fee Programs
Shares acquired by investors who purchase shares through asset-based fee programs available through financial intermediaries.	√	√
I. Insurance Company Separate Accounts
Shares acquired by insurance company separate accounts.	√	√
J. No Commissions Paid
Shares redeemed where MFD has not paid an up-front commission with respect to the sale of the shares, provided that such arrangement meets certain conditions established by MFD from time to time.		√	√	√
K. Conversions
In connection with a conversion from Class A shares to Class I shares of the same fund.		√
In connection with a conversion from Class A shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.		√
In connection with a conversion from Class B shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.			√
In connection with a conversion from Class C shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.				√
In connection with a conversion from Class I shares to Class A shares of the same fund.	√	√
In connection with an automatic conversion from Class B shares to Class A shares of the same fund.	√	√
In connection with an automatic conversion from Class C shares to Class A shares of the same fund.	√	√

In connection with a conversion from Class C shares to Class A shares of the same fund if the shareholder's financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD.

	√	√		√
L. Exchanges
The initial sales charge imposed on purchases of Class A shares is waived on shares purchased pursuant to an Automatic Exchange Plan.	√
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased by exchange from another MFS fund.	√
M. Reinstatement Privilege
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased pursuant to the Reinstatement Privilege as described below.	√
N. Large Purchases

The initial sales charge imposed on purchases of Class A shares is waived for purchases in excess of the maximum breakpoint amount described under "Description of Share Classes – Sales Charges and Waivers and Reductions" in the fund's prospectus.

Letter of Intent or Right of Accumulation provisions may apply for purposes of determining purchase amount as described below.

√

A-3

MFS Lifetime 2030 Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
O. Miscellaneous

In connection with settlements reached between certain broker/dealers and FINRA, the SEC, and/or other regulatory bodies regarding sales of Class B and Class C shares in excess of certain dollar thresholds, the fund will, at times, permit shareholders who are clients of these firms to redeem Class B and Class C shares of the fund and concurrently purchase Class A shares without paying an initial sales charge.

	√	√
P. Self-Directed Brokerage Account Platforms (Class A shares only)

Shares acquired through a self-directed brokerage account platform (that may or may not charge a transaction fee to investors) offered by a financial intermediary who has entered into an agreement with MFD to offer fund shares through such platform. As of the date of the fund's prospectus, the following financial intermediaries had entered into an agreement with MFD to offer fund shares through such a platform: Charles Schwab & Co. Inc.; E*TRADE Securities LLC; Fidelity Brokerage Services LLC; GWFS Equities, Inc.; J.P. Morgan Securities LLC; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Morgan Stanley Smith Barney LLC; National Financial Services LLC; Nationwide Financial Services, Inc.; Nationwide Securities LLC; and Vanguard Marketing Corporation.

	√	√

Q. LPL Mutual Funds Only Platform (Class A shares only)
Shares acquired through the Mutual Fund Only Platform or other similar platform offered by LPL Financial LLC who has entered into an agreement with MFD to offer fund shares through such platform.	√	√

WAIVERS FOR RETIREMENT PLANS

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. General Waivers
Employer Retirement Plans.	√	√

In connection with a direct rollover of units from the MFS 529 Savings Plan to a Roth IRA held directly with MFSC pursuant to Section 126 of the SECURE 2.0 Act. Transfers of holdings of MFS Funds to a Roth IRA held with a brokerage firm or other financial intermediary and not established through MFSC are subject to the policies of such brokerage firm or financial intermediary which may differ with respect to such rollovers.

√
B. Benefit Responsive Waivers
Distributions made from an IRA, SAR-SEP, or a 403(b) SRO Plan pursuant to Section 72(t) of the Internal Revenue Code of 1986, as amended.		√	√	√
Death, disability, or retirement of 401(a) or ESP Plan participant, or death or disability of IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant.		√	√	√

Eligible participant distributions, such as distributions due to death, disability, financial hardship, retirement, and termination of employment from nonqualified deferred compensation plans (excluding, however, a termination of a plan).

		√	√	√
Loan from 401(a) or ESP Plan.		√	√	√
Financial hardship (as defined in U.S. Treasury Department Regulation Section 1.401(k)-l(d)(2), as amended from time to time) for 401(a) Plans and ESP Plans.		√	√	√
Termination of employment of 401(a) or ESP Plan participant (excluding, however, a termination of the Plan).		√	√	√
Tax-free return of excess 401(a) Plan, ESP Plan, IRA, or SAR-SEP contributions.		√	√	√
Certain involuntary redemptions and redemptions in connection with certain automatic withdrawals from a 401(a) Plan.		√	√	√

Required minimum distributions pursuant to Internal Revenue Code rules made on or after the 401(a) Plan participant, ESP Plan participant, IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant, as applicable, has attained the age at which such distributions are required under Internal Revenue Code rules.

		√	√	√

A-4

MFS Lifetime 2030 Fund

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period (36 months for shareholders with an LOI entered into prior to February 1, 2023, with a $1 million commitment) and investments in the MFS 529 Savings Plan. Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

For each purchase you make under the LOI you will pay the initial sales charge rate applicable to the total amount you intended to purchase.

Out of the shareholder's initial purchase (or subsequent purchases if necessary), 5% of the dollar amount specified in the Letter of Intent application shall be held in escrow by MFSC in the form of shares registered in the shareholder's name. All distributions on escrowed shares will be paid to the shareholder or to the shareholder's order. At the end of the 13-month period or 36-month period, as applicable, the shareholder will be notified, the escrowed shares will be released, and the Letter of Intent will be terminated.

If the intended minimum investment amount is not completed, MFSC will redeem an appropriate number of the escrowed shares in order to pay the higher sales charge level for the amount actually purchased. Shares remaining after any such redemption will be released by MFSC. By completing and signing the Account Application or separate Service Application, the shareholder irrevocably appoints MFSC his or her attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.

To establish an LOI, complete the Letter of Intent section of your account application or service application. In order to benefit from the LOI, it is your responsibility to inform your financial intermediary or MFSC that the LOI is in effect each time shares of a fund are purchased.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds and/or any investments in the MFS 529 Savings Plan, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA. For purposes of obtaining reduced sales charges under the LOI and ROA, you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

Eligible accounts that you may link under an LOI and ROA are:

• Individual accounts;

• Joint accounts;

• Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

• Certain single-participant retirement plan accounts;

• Certain Individual Retirement Accounts;

• Uniform Gifts/Transfers to Minor Acts accounts; and

• Accounts held in the name of your financial intermediary on your behalf.

In addition to the accounts set forth above which are eligible for linking, you may also combine any of your investments in the MFS 529 Savings Plan for purposes of obtaining reduced sales charges on purchases of Class A shares of any MFS fund.

It is your responsibility to inform the broker/dealer for each current purchase of any accounts held with the MFS funds that you believe are eligible to be linked under an LOI or an ROA and of any investments you have in the MFS 529 Savings Plan that are also able to be counted for purposes of obtaining reduced sales charges on purchases of Class A shares of any MFS fund. If you have not designated a broker/dealer, you should inform MFSC directly of any accounts held with the MFS funds and of any investments in the MFS 529 Savings Plan that you believe are eligible to be counted under an LOI or an ROA. You should provide your financial intermediary (or MFSC if you have not designated a broker/dealer) with certain supporting information at the time of each purchase regarding accounts held with the MFS funds and investments in the MFS 529 Savings Plan that are eligible to be combined for purposes of an LOI or ROA. Such information may include shareholder identification numbers or applicable account numbers or account statements. Your financial intermediary is responsible for taking into account this information about accounts eligible to be combined (including any MFS 529 Savings Plan investments) when transmitting your purchase order to the fund.

Group Purchases. A bona fide group and all its members may be treated at MFD's discretion as a single purchaser and, under the ROA (but not the LOI), obtain quantity sales charge discounts on the purchase of Class A or Class A1 shares if the group (1) gives its endorsement or authorization to the investment program so that it may be used by the financial intermediary to facilitate solicitation of the membership, thus effecting economies of the sales efforts; (2) has a legitimate purpose other than to purchase mutual fund shares at a discount; (3) is not a group of individuals whose sole organizational nexus is as credit cardholders of a company, policyholders of an insurance company, customers of a bank or financial intermediary, clients of an investment adviser, or other similar groups; and (4) agrees to provide certification of membership of those members investing money in the funds upon the request of MFD. Employer-sponsored retirement plans, such as a 401(a) plan, 457 deferred compensation plan, an Employer Sponsored Group IRA, and an IRA SEP/SARSEP, SIMPLE and 403(b) plans, may qualify as a bona fide group if they meet the above criteria.

A-5

MFS Lifetime 2030 Fund

Reinstatement Privilege. Within 90 days of a redemption of Class A, Class B, or Class C shares, you have a one-time right per fund per registration to reinvest the proceeds of such redemption into Class A shares of the same fund or another MFS fund without paying an initial sales charge. For clarity, proceeds can only be reinvested in Class A shares of an MFS fund under the same account registration as the redeemed shares.

Any CDSC paid upon the redemption of Class A shares will be credited to your account, and your new Class A shares will be subject to a CDSC according to the CDSC schedule applicable to your original shares.

Any CDSC paid upon the redemption of Class B or Class C shares will not be credited to your account and the Class A shares purchased using this reinstatement privilege will not be subject to a CDSC.

In order to benefit from the reinstatement privilege, it is your responsibility to inform your financial intermediary or MFSC that the reinstatement privilege is in effect each time shares of the fund are purchased under this privilege.

A-6

MFS Lifetime 2030 Fund

Financial Intermediary Category II

Eligible Accounts: Accounts with Merrill Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Merrill with the Fund

Purchases or sales of front-end (for example, Class A) or level-load (for example, Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this Fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.

It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.

Additional information on waivers, discounts, and share class exchanges is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement") and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

Front-end Load Waivers Available at Merrill

Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

Shares purchased through a Merrill investment advisory program
Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account
Shares purchased through the Merrill Edge Self-Directed platform
Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account
Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement

Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement)

Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g., the fund’s officers or trustees)

Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement

Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end, Back-end, and Level Load Shares Available at Merrill

Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22(e)(3))
Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement
Shares sold due to return of excess contributions from an IRA account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation

Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g., traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund

Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent

Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement

A-7

MFS Lifetime 2030 Fund

Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household

On or about May 1, 2026, assets not held at Merrill will no longer be included in the ROA calculation. For more detail on the timing and calculation, please refer to the Merrill SLWD Supplement.

Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement

On or about May 1, 2026, Merrill will no longer accept new LOIs. For more detail on the timing, please refer to the Merrill SLWD Supplement.

A-8

MFS Lifetime 2030 Fund

Financial Intermediary Category III

Eligible Accounts: Accounts Investing in Shares of the Fund with Ameriprise Financial Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Ameriprise Financial with the Fund

Shareholders purchasing fund shares through an Ameriprise Financial platform or account will be eligible only for the following front-end sales charge waivers (“ISC”) or contingent deferred sales charge (“CDSC”) waivers, as applicable, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI. Shareholders remain eligible for other reductions in front-end sales charges available pursuant to exchange features or volume breakpoints (including Rights of Accumulation (“ROA”) and Letter of Intent (“LOI”) programs) as described elsewhere in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the same fund.	√	√
B. Employees/Registered Representatives of Ameriprise Financial
Shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.	√	√

Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial financial adviser and/or the adviser’s spouse, adviser’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), adviser’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

	√	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to an ISC or CDSC.

	√	√	√
D. Retirement Plans

Shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, or SAR-SEPs.

	√	√
E. Transactions Between Share Classes

Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load-waived shares, that waiver will also apply to such exchanges.

	√	√
F. Death or Disability of Owner
Redemptions due to the death or disability of the shareholder.		√	√
G. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
H. Benefit Responsive Waivers for Retirement Accounts
Redemptions made in connection with a return of excess contributions from an IRA account.		√	√
Redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.		√	√

A-9

MFS Lifetime 2030 Fund

Financial Intermediary Category IV

Eligible Accounts: Accounts Investing in Class A Shares through a Morgan Stanley Wealth Management Transactional Brokerage Account Maintained at an Omnibus Level with the Fund

Shareholders purchasing fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the fund’s prospectus or SAI. Shareholders remain eligible for other reductions in Class A front-end sales charges available pursuant to exchange features or volume breakpoints (including Rights of Accumulation (ROA) and Letter of Intent (LOI) programs) as described elsewhere in the fund's prospectus or SAI.

Class A Front-end Sales Charge Waived
Waiver Category	Class A ISC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees of Morgan Stanley
Morgan Stanley employee and employee-related accounts according to Morgan Stanley's account linking rules.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

√
D. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
E. Morgan Stanley Self-Directed Programs
Shares purchased through a Morgan Stanley self-directed brokerage account.	√
F. Morgan Stanley Wealth Management Share Class Conversion Program

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.

√

A-10

MFS Lifetime 2030 Fund

Financial Intermediary Category V

Eligible Accounts: Accounts Investing in Shares through a Raymond James Platform or Account Maintained at an Omnibus Level by Raymond James with the Fund

Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI. In all instances, it is the purchaser's responsibility to notify the purchaser's financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. As described elsewhere in the fund's prospectus or SAI, there is no initial sales charge imposed on purchases of Class A shares pursuant to an Automatic Exchange Plan or purchased by exchange from another MFS fund.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Investment Advisory Programs
Shares purchased in a Raymond James investment advisory program.	√
B. Dividend and Distribution Reinvestment
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.	√
C. Employees/Registered Representatives of Raymond James
Shares acquired by employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.	√
D. Large Purchases
Breakpoints as described in the fund's prospectus.	√
E. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as "Rights of Reinstatement").

	√	√	√	√
F. Raymond James Share Class Conversion Program

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

√
G. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√	√
H. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A shares, whichever is later).

		√	√	√
I. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√	√
J. Payment of Raymond James Fees
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.		√	√	√
K. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√

A-11

MFS Lifetime 2030 Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
L. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

A-12

MFS Lifetime 2030 Fund

Financial Intermediary Category VI

Eligible Accounts: Accounts Maintained at an Omnibus Level by or on behalf of Janney Montgomery Scott LLC with the Fund

Shareholders purchasing fund shares through an account maintained at an omnibus level with the fund by Janney Montgomery Scott LLC (Janney), or by a clearing broker or custodian on behalf of Janney, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI. Customers of Janney whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased of the same fund within the MFS fund family through reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of Janney
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the MFS fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

	√	√	√
D. Transactions Between Share Classes and Funds
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney's policies and procedures.	√
Shares exchanged into the same share class of another MFS fund.		√	√
E. Death or Disability of Owner
Shares redeemed upon the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder's first withdrawal under the plan(s).		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

		√	√

H. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
I. Payment of Janney Fees
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.		√	√

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Right Of Accumulation (ROA). ROA, which entitles shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holdings of MFS fund family assets held by accounts within the shareholder's household at Janney. Eligible MFS fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial adviser about such assets.

Letter of Intent (LOI). LOI, which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period. Eligible MFS fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

A-13

MFS Lifetime 2030 Fund

Financial Intermediary Category VII

Eligible Accounts: Accounts Investing in Shares of the Fund through an Edward Jones Platform or Account Maintained at an Omnibus Level by Edward Jones with the Fund

The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as "shareholders") purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from discounts and waivers described elsewhere in the fund's prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of MFS funds, or other facts qualifying the purchaser for breakpoints or waivers.  Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these breakpoints and waivers.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Fee-Based Programs
Shares purchased in an Edward Jones fee-based program.	√
Shares exchanged in an Edward Jones fee-based program.	√	√	√	√
B. Dividend and Distribution Reinvestment
Shares purchased within the MFS fund family through reinvestment of capital gains and dividend distributions.	√
C. Associates of Edward Jones

Shares acquired by associates of Edward Jones and its affiliates and other shareholders who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good standing and remains in good standing pursuant to Edward Jones' policies and procedures.

√
D. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the MFS fund family so long as the following conditions are met (i) the proceeds are from the sale of shares within 60 days of the purchase; and (ii) the sale and purchase are made in the same share class and one of the following applies: (a) the sale and purchase occur in the same account or (b) the sale proceeds are used to process an individual retirement account (“IRA”) contribution, excess contributions, conversion, recharacterization of contributions, or distribution, and the purchase is done in an account within the same pricing group (as determined by Edward Jones under its policies and procedures).

The Reinstatement Privilege excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.

√
Shares acquired through NAV reinstatement.		√	√	√
E. Transactions between Share Classes and Funds

Shares converted from another share class into Class A shares of the same fund at the discretion of Edward Jones. Edward Jones will be responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable Class A sales charge as disclosed in the fund's prospectus.

√
Shares converted from Class C into Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.	√
F. Death or Disability of Owner
Shares sold on account of the death or disability of the account shareholder or 529 plan account beneficiary.		√	√	√
G. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder's first withdrawal under the plan(s).		√	√	√

A-14

MFS Lifetime 2030 Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
H. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA.		√	√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the sale is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

		√	√	√
I. Payment of Edward Jones Fees
Shares sold to pay Edward Jones fees or costs but only if the transaction is initiated by Edward Jones.		√	√	√
J. Large Purchases
Breakpoint amounts as described in the fund's prospectus, subject to the Rights of Accumulation rules described below.	√
K. Minimum Balances
Shares sold at the discretion of Edward Jones for Minimum Balances, as described below.		√	√	√

Description of Certain Policies for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). A shareholder may pay a reduced or no initial sales charge on purchases of Class A shares if the shareholder intends to invest a specific dollar amount in any class of any MFS fund within a 13-month period. The LOI is determined by calculating the higher of the cost paid by the shareholder or the market value of any existing qualifying holdings (as calculated at the beginning of the 13-month period) in combination with the value that the shareholder intends to purchase over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during the 13-month period will receive the sales charge and breakpoint discount that applies to the total amount.

If the shareholder does not purchase the intended amount within the 13-month period, the shareholder's account will be adjusted by selling the amount of shares needed to pay the higher initial sales charge level for the amount actually purchased. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce any sales charge previously paid. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Right Of Accumulation (ROA). Under the ROA, a shareholder may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the amount of the shareholder's investment with the shareholder's existing investments in the MFS funds and MFS 529 funds, based on the higher of the cost paid by the shareholder minus sales or the current market value of the applicable MFS funds and MFS 529 funds. For purposes of calculating the ROA, the shareholder's account may be grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations ("pricing groups") (as determined by Edward Jones under its policies and procedures). For purposes of calculating the ROA, holdings of shares of certain money market funds or shares held in group retirement plans are not taken into account. If grouping assets as a shareholder, the ROA includes all investments of a shareholder in the MFS funds and MFS 529 funds held on the Edward Jones platform and/or held on other platforms. The inclusion of investments in the MFS funds and MFS 529 funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts. Purchases by shareholders will be subject to a $250 initial purchase minimum and no subsequent purchase minimum.

Minimum Balances. Edward Jones has the right to sell at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not subject to this minimum balance policy: (1) a fee-based account held on an Edward Jones platform; (2) a 529 account held on an Edward Jones platform; or (3) an account with an active systematic investment plan or LOI (as defined above).

Changing Share Classes. At any time it deems necessary, Edward Jones has the authority to convert at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

A-15

MFS Lifetime 2030 Fund

Financial Intermediary Category VIII

Eligible Accounts: Accounts Investing in Shares of the Fund through a D.A. Davidson & Co. Platform or Account Maintained at an Omnibus Level by or on behalf of D.A. Davidson & Co. with the Fund

Shareholders purchasing fund shares, including existing fund shareholders, through a D.A. Davidson &. Co. (D.A. Davidson) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which D.A. Davidson provides trade execution, clearance, and/or custody services, where such account is maintained on an omnibus level with the fund by D.A. Davidson, or by a clearing broker or custodian on behalf of D.A. Davidson, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI. Customers of D.A. Davidson whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased within the MFS fund family through systematic reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of D.A. Davidson
Shares acquired by employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the MFS fund family so long as the following conditions are met (i) the repurchase occurs within 90 days following the redemption; (ii) the redemption and purchase occur in the same account; and (iii) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of D.A. Davidson.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts if the redemption is taken in or after the year the shareholder reaches the qualified age based on IRS regulations.

		√	√
H. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser's household at D.A. Davidson. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
I. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

A-16

MFS Lifetime 2030 Fund

Financial Intermediary Category IX

Eligible Accounts: Accounts Investing in Shares through a Baird Platform or Account Maintained at an Omnibus Level by or on behalf of Baird with the Fund

Shareholders purchasing fund shares through a Baird platform or account maintained at an omnibus level with the fund by Baird, or by a clearing broker or custodian on behalf of Baird, will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or the SAI. Customers of Baird whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees/Registered Representatives of Baird
Shares acquired by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions from another MFS fund, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur within the purchaser’s Baird household, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as "Rights of Reinstatement").

	√	√	√

D. Transactions between Share Classes and Funds

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Baird.

√

E. Retirement Plans

Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

√
F. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
G. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
H. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√
I. Payment of Baird Fees
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.		√	√
J. Rights of Accumulation

Rights of Accumulations (ROAs) which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser’s household at Baird. Eligible MFS fund family assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial adviser about such assets.

√
K. Letters of Intent
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of MFS fund family assets through Baird, over a 13-month period of time.	√

A-17

MFS Lifetime 2030 Fund

Financial Intermediary Category X

Eligible Accounts: Accounts Investing in Shares through a J.P. Morgan Securities LLC Platform or Account Maintained at an Omnibus Level by J.P. Morgan Securities LLC with the Fund

If you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC, or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Transactions between Share Classes

Shares exchanged from Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.

√

A shareholder in the fund’s Class C shares will have their shares converted by J.P. Morgan Securities LLC to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.

√
B. Retirement Plans

Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.

√
C. J.P. Morgan Securities LLC Self-Directed Investing accounts
Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.	√
D. Reinstatement Privilege
Shares purchased through rights of reinstatement.	√
Shares acquired through a right of reinstatement.		√	√
E. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).	√
F. Employees/Registered Representatives of J.P. Morgan Securities LLC
Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.	√
G. Death or Disability of Owner
Shares sold upon the death or disability of the shareholder.		√	√
H. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.		√	√
I. Benefit Responsive Waivers for Retirement Accounts
Shares purchased in connection with a return of excess contributions from an IRA account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.		√	√
J. Large Purchases
Breakpoints as described in the prospectus.	√

A-18

MFS Lifetime 2030 Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
K. Rights of Accumulation

Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.

√
L. Letters of Intent
Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).	√

A-19

MFS Lifetime 2030 Fund

Financial Intermediary Category XI

Eligible Accounts: Accounts Investing in Shares through a Stifel Platform or Account Maintained at an Omnibus Level by Stifel with the Fund

Shareholders purchasing or holding fund shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and CDSC, or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.

As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.

Stifel continually looks to provide its clients with the lowest cost share class available based on account type. Stifel reserves the right and you consent to the conversion of shares to the lowest cost share class available at Stifel if such share class becomes available or upon transfer of shares into an advisory program.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Front-end sales charge waivers on Class A shares available at Stifel

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund in the 7th year following the anniversary of the purchase date pursuant to Stifel’s policies and procedures. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to the conversion of Class C shares following a shorter holding period, that waiver will apply.

√
Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel.	√
Shares purchased in an Stifel fee-based advisory program (often referred to as a “wrap” program).	√
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund or other fund within the MFS fund family.	√

Shares purchased from the proceeds of redemptions within the MFS fund family provided the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e., systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel’s account maintenance fees are not eligible for rights of reinstatement.

√
Shares from rollovers into Stifel from retirement plans to IRAs.	√
Purchases of 529 Plans through a rollover from another 529 plan.	√
Purchases of 529 Plans made for reinvestment of refunded amounts.	√

Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to MFS, if applicable. Any future purchases are subject to the applicable Class A sales charge as disclosed in the applicable fund’s prospectus.

√

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

√
B. CDSC Waivers on Class A and Class C Shares
Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary.		√	√
Shares sold as part of a systematic withdrawal plan not to exceed 12% annually.		√	√
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√

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MFS Lifetime 2030 Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
Shares acquired through a right of reinstatement.		√	√
Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel.		√	√
Shares exchanged or sold in a Stifel fee-based program.		√	√
C. Rights of Accumulation (ROA)

ROA that entitles shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in the MFS fund family held by accounts within the purchaser’s household at Stifel. Ineligible assets include holdings of MFS U.S. Government Money Market Fund and Class A shares of MFS U.S. Government Cash Reserve Fund, which do not assess a front-end sales charge. Eligible assets not held at Stifel may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

√

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MFS Lifetime 2030 Fund

Financial Intermediary Category XII

Eligible Accounts: Accounts Investing in Shares through Wells Fargo Clearing Services, LLC and Wells Fargo Advisors Financial Network, LLC (collectively, "Wells Fargo Advisors")

Clients of Wells Fargo Advisors (“Clients”) purchasing fund shares through Wells Fargo Advisors are eligible for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the prospectus or SAI. In all instances, it is the Client's responsibility to inform Wells Fargo Advisors at the time of purchase of any relationship, holdings, or other facts qualifying the Client for discounts or waivers. Wells Fargo Advisors can ask for documentation supporting the qualification.

Wells Fargo Clearing Services, LLC operates a First Clearing business, but these rules are not intended to include First Clearing firms.

Contingent deferred sales charges (“CDSC”) imposed on fund redemptions will not be rebated based on future purchases.

Unless specifically described below, other front-end load waivers are not available on fund purchases through Wells Fargo Advisors.

Sales Charge Waived
Waiver Category	Class A ISC
A. Self-Directed Brokerage Accounts
WellsTrade, the firm’s online self-directed brokerage account, generally offers no-load share classes but there could be instances where a Class A share is offered without a front-end sales charge.	√
B. Wells Fargo Advisors 529 Plan

Clients purchasing or converting to Class A shares of the fund through Wells Fargo Advisors brokerage accounts are entitled to a waiver of the front-end load in the following circumstances:

• Shares purchased through a rollover from another 529 plan.

• Recontribution(s) of distributed funds are only allowed during the net asst value (“NAV”) reinstatement period as dictated by the sponsor’s specifications outlined by the plan.

Wells Fargo Advisors is not able to apply the NAV reinstatement privilege for 529 Plan account purchases placed directly with the fund. Clients wishing to utilize this privilege outside of Wells Fargo systems will need to do so directly with the Wells Fargo Advisors 529 Plan or a financial intermediary that supports this feature.

√
C. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
D. Employees/Registered Representatives of Wells Fargo Advisors

Wells Fargo Advisors employee and employee-related accounts according to Wells Fargo Advisor’s employee account linking rules. Legacy accounts and positions receiving affiliate discounts prior to the effective date will continue to receive discounts. Following the effective date, employees of Wells Fargo Advisors’ affiliate businesses will not be offered Class A shares of the funds at NAV.

√
E. Breakpoints

Clients purchasing Class A shares of the fund through Wells Fargo Advisors brokerage accounts will follow the following aggregation rules for breakpoints:

• SEP or SIMPLE IRAs will not be aggregated as a group plan. Such accounts will aggregate with the Client’s personal accounts based on Social Security Number. Previously established SEP and SIMPLE IRAs may still be aggregated as a group plan.

• Employer-sponsored retirement plan (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans) accounts will aggregate with other plan accounts under the same Tax ID and will not be aggregated with other retirement plan accounts under a different Tax ID or personal accounts. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or Keogh plans.

• Gift of shares will not be considered when determining breakpoint discounts.

√

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MFS Lifetime 2030 Fund

Appendix B – Menu and Description of Underlying Funds

The following is a list of the underlying funds in which the fund may invest at any time.

Bond Funds:
MFS Emerging Markets Debt Fund
MFS Emerging Markets Debt Local Currency Fund
MFS Global Opportunistic Bond Fund
MFS Government Securities Fund
MFS High Income Fund
MFS Inflation-Adjusted Bond Fund
MFS Limited Maturity Fund
MFS Total Return Bond Fund
Money Market Fund:
MFS Institutional Money Market Portfolio
Equity Funds (International or U.S.):
International Equity Funds:
MFS Blended Research Emerging Markets Equity Fund
MFS Blended Research International Equity Fund
MFS Emerging Markets Equity Fund
MFS International Growth Fund
MFS International Intrinsic Equity Fund[1]
MFS International New Discovery Fund
MFS Research International Fund
U.S. Equity Funds:
MFS Blended Research Core Equity Fund
MFS Blended Research Growth Equity Fund
MFS Blended Research Mid Cap Equity Fund
MFS Blended Research Small Cap Equity Fund
MFS Blended Research Value Equity Fund
MFS Growth Fund
MFS Mid Cap Growth Fund
MFS Mid Cap Value Fund
MFS New Discovery Fund
MFS New Discovery Value Fund
MFS Research Fund
MFS Value Fund
Non-Traditional Funds:
MFS Commodity Strategy Fund
MFS Global Real Estate Fund

1 Effective April 30, 2026, the name of MFS International Intrinsic Value Fund changed to MFS

International Intrinsic Equity Fund.

The following is a description of the underlying funds in which the fund may invest. Further information about each underlying fund (other than MFS Institutional Money Market Portfolio, which is only offered to certain investment companies advised by MFS), including a copy of an underlying fund's most recent prospectus, SAI, Annual and Semi-Annual Reports, financial statements, and other information, may be obtained on the fund’s Website at mfs.com, or by contacting MFSC.

Bond Funds:

MFS Emerging Markets Debt Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in debt instruments of issuers that are tied economically to emerging market countries. Emerging markets are countries determined to have emerging market economies based on factors that demonstrate the country's financial and capital markets are in the development phase, including whether a particular country has a low- to middle-income economy according to the International Bank for Reconstruction and Development (the World Bank), the country’s designation by the International Monetary Fund as an emerging market, or the country's inclusion in an emerging market index. Emerging market countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe. Debt instruments include corporate debt instruments, foreign government securities, U.S. Government securities, and other obligations to repay money borrowed.

MFS generally considers the issuer of a security or other investment to be tied economically to emerging market countries if: (i) the security or other investment is issued or guaranteed by the government of an emerging market country or any of its agencies, authorities or instrumentalities; (ii) the issuer is organized under the laws of, and maintains a principal office in, an emerging market country; (iii) the issuer has its principal securities trading market in an emerging market country; (iv) a third party has identified an emerging market country as the issuer’s “country of risk”; (v) the issuer is included in an index which is representative of emerging market countries; (vi) the issuer derives 50% or more of its total revenues from goods sold or services performed in emerging market countries; or (vii) the issuer has 50% or more of its assets in emerging market countries.

MFS may also invest the fund’s assets in debt instruments of issuers that are not tied economically to emerging market countries.

MFS may invest up to 100% of the fund’s assets in below investment grade quality debt instruments.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS allocates the fund's assets across countries primarily based on fundamental economic and financial analysis of the creditworthiness of each country and the relative values of countries' external debt, currencies, and local market debt. In selecting investments, MFS may consider economic and financial fundamentals, liquidity, duration, yield curve positioning, relative value, and other factors. Quantitative tools that systematically evaluate these and other factors may also be considered. MFS may also consider environmental, social, and governance (ESG) factors

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MFS Lifetime 2030 Fund

in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Emerging Markets Debt Local Currency Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in debt instruments of issuers that are tied economically to emerging market countries and denominated in local currencies, and derivative instruments with similar economic characteristics to these instruments. Emerging markets are countries determined to have emerging market economies based on factors that demonstrate the country's financial and capital markets are in the development phase, including whether a particular country has a low- to middle-income economy according to the International Bank for Reconstruction and Development (the World Bank), the country’s designation by the International Monetary Fund as an emerging market, or the country's inclusion in an emerging market index. Emerging market countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe. Examples of emerging market countries include, but are not limited to, Argentina, Brazil, Chile, Hungary, India, Indonesia, Mexico, Panama, the People’s Republic of China, Peru, Poland, Saudi Arabia, South Africa, South Korea, Taiwan, and Thailand. Debt instruments include foreign government securities, U.S. Government securities, inflation-adjusted debt instruments, corporate debt instruments, and other obligations to repay money borrowed.

MFS generally considers the issuer of a security or other investment to be tied economically to emerging market countries if: (i) the security or other investment is issued or guaranteed by the government of an emerging market country or any of its agencies, authorities or instrumentalities; (ii) the issuer is organized under the laws of, and maintains a principal office in, an emerging market country; (iii) the issuer has its principal securities trading market in an emerging market country; (iv) a third party has identified an emerging market country as the issuer’s “country of risk”; (v) the issuer is included in an index which is representative of emerging market countries; (vi) the issuer derives 50% or more of its total revenues from goods sold or services performed in emerging market countries; or (vii) the issuer has 50% or more of its assets in emerging market countries.

MFS may also invest the fund’s assets in debt instruments of issuers and derivative instruments that are not tied economically to emerging market countries.

MFS generally focuses on foreign government and government-related debt instruments, but may also invest the fund’s assets in corporate debt instruments.

MFS may invest up to 100% of the fund’s assets in below investment grade quality debt instruments.

MFS normally invests the fund's assets across different countries and regions, but MFS may invest a significant percentage of the fund's assets in issuers in a single country or region.

The fund is a non-diversified fund. This means that MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS allocates the fund's assets across countries primarily based on fundamental economic and financial analysis of the creditworthiness of each country and the relative values of countries' external debt, currencies, and local market debt. In selecting investments, MFS may consider economic and financial fundamentals, liquidity, duration, yield curve positioning, relative value, and other factors. Quantitative tools that systematically evaluate these and other factors may also be considered. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Global Opportunistic Bond Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in debt instruments of U.S. and foreign issuers, including emerging markets issuers. Debt instruments include U.S. Government securities, corporate debt instruments, foreign government securities, securitized instruments (including mortgage-backed securities and other asset-backed securities), and other obligations to repay money borrowed.

While MFS may invest the fund’s assets in debt instruments of any type, MFS generally focuses on debt instruments of issuers located in developed markets.

MFS generally focuses on investment grade quality debt instruments, but may also invest the fund’s assets in below investment grade quality debt instruments.

MFS normally enters into currency hedging transactions using derivatives to reduce the fund’s foreign currency exposure such that the fund is primarily exposed to the U.S. dollar.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region. MFS generally invests the fund's assets in at least three different countries and invests a percentage of the fund's net assets in securities of foreign issuers equal to at least the lesser

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MFS Lifetime 2030 Fund

of 40% or the percentage of foreign issuers in the Bloomberg Global Aggregate Index (USD Hedged) less 15%.

MFS may invest up to 35% of the fund’s assets in any industry that accounts for more than 20% of the global bond market as measured by an index determined by MFS to be an appropriate measure of the global bond market, currently the Bloomberg Global Aggregate Index (USD Hedged).

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector and regional allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Government Securities Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in U.S. Government securities. U.S. Government securities are securities issued or guaranteed by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity, including mortgage-backed securities and other types of securitized instruments issued or guaranteed by such entities. MFS may also invest the fund's assets in other debt instruments.

MFS generally invests substantially all of the fund’s assets in investment grade quality debt instruments.

MFS may purchase or sell securities for the fund on a when-issued, delayed delivery, or forward commitment basis where payment and delivery take place at a future settlement date, including mortgage-backed securities purchased or sold in the to be announced (TBA) market. When MFS sells securities for the fund on a when-issued, delayed delivery, or forward commitment basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the deliverable securities.

MFS may invest the fund’s assets in foreign securities.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS uses an active investment approach in managing the fund that combines top-down considerations and bottom-up fundamental investment analysis to make decisions about sector allocations, duration and yield curve positioning, and security selection. Top-down considerations include macroeconomic factors such as interest rates, U.S. growth and inflation trends, fiscal and monetary policies, longer-term structural shifts in the economy, regulatory trends, and tail risks (i.e., risks associated with extreme events of relatively low probability, but potentially significant market impact). Bottom-up factors considered may include an instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. For mortgage-backed securities, additional factors such as prepayment risk and mortgage pool characteristics may also be evaluated. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. In addition, market technicals are typically considered in determining sector allocations and specific security selection. Market technicals include, but are not limited to, bond supply and demand dynamics, liquidity, and trading patterns. Quantitative screening tools may also be considered in determining the fund’s portfolio positioning.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes. In addition, derivative instruments that provide investment exposure to the investments subject to the fund’s 80% policy or to one or more of the market risk factors associated with the fund’s 80% policy may be counted in meeting such policy.

MFS High Income Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in high income debt instruments. Debt instruments include corporate debt instruments, foreign government securities, floating rate loans, and other obligations to repay money borrowed. High income debt instruments are debt instruments that are below investment grade quality. Below investment grade quality debt instruments are debt instruments rated BB+ or lower by S&P or Fitch, or Ba1 or lower by Moody’s, or comparably rated by another Nationally Recognized Statistical Rating Organization ("NRSRO"). A debt instrument will be considered unrated if none of these NRSROs have assigned a rating. In cases where a rating for an individual security is not available, MFS may assign a rating to the security

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MFS Lifetime 2030 Fund

based on the methodology referenced above with respect to the issuer of such security.

MFS may invest the fund’s assets in other types of debt instruments.

MFS may invest up to 100% of the fund’s assets in below investment grade quality debt instruments.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of the issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes. In addition, derivative instruments that provide investment exposure to the investments subject to the fund's 80% policy or to one or more of the market risk factors associated with the fund's 80% policy may be counted in meeting such policy.

MFS Inflation-Adjusted Bond Fund

Investment Objective

The fund’s investment objective is to seek total return that exceeds the rate of inflation over the long-term, with an emphasis on current income, but also considering capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in inflation-adjusted debt instruments and other instruments with similar economic characteristics. Inflation-adjusted debt instruments are debt instruments whose principal and/or interest payments are adjusted for realized inflation.

MFS generally focuses the fund’s investments in inflation-adjusted debt instruments issued by the U.S. Treasury. MFS may also invest the fund’s assets in other inflation-adjusted debt instruments and non-inflation-adjusted debt instruments, including corporate debt instruments, foreign government securities, securitized instruments, and other debt instruments.

MFS generally invests substantially all of the fund’s assets in investment grade quality debt instruments.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS may invest the fund’s assets in foreign securities.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS uses an active investment approach in managing the fund that combines top-down considerations and bottom-up fundamental investment analysis to make decisions about sector allocations, duration and yield curve positioning, and security selection. Top-down considerations include macroeconomic factors such as interest rates, U.S. growth and inflation trends, fiscal and monetary policies, longer-term structural shifts in the economy, regulatory trends, and tail risks (i.e., risks associated with extreme events of relatively low probability, but potentially significant market impact). Bottom-up factors considered may include an instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. In addition, market technicals are typically considered in determining sector allocations and specific security selection. Market technicals include, but are not limited to, bond supply and demand dynamics, liquidity, and trading patterns. Quantitative screening tools may also be considered in determining the fund’s portfolio positioning.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Limited Maturity Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital preservation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in debt instruments.

The fund’s dollar-weighted average effective maturity will normally not exceed five years. In determining an instrument’s effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a call, put, pre-refunding, prepayment or redemption provision, or an adjustable coupon) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

MFS generally invests substantially all of the fund’s assets in investment grade quality debt instruments.

MFS invests the fund’s assets in U.S. securities and U.S. dollar-denominated foreign securities, which may include emerging market securities.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant

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MFS Lifetime 2030 Fund

percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of the issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, and labor practices. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

MFS Total Return Bond Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in debt instruments. Debt instruments include corporate bonds, U.S. Government securities, foreign government securities, securitized instruments (including mortgage-backed securities and other asset-backed securities), municipal instruments, and other obligations to repay money borrowed.

MFS primarily invests the fund’s assets in investment grade quality debt instruments, but may also invest the fund's assets in below investment grade quality debt instruments.

MFS may purchase or sell securities for the fund on a when-issued, delayed delivery, or forward commitment basis where payment and delivery take place at a future settlement date, including mortgage-backed securities purchased or sold in the to be announced (TBA) market. When MFS sells securities for the fund on a when-issued, delayed delivery, or forward commitment basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the deliverable securities.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of the issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, and labor practices. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes. In addition, derivative instruments that provide investment exposure to the investments subject to the fund’s 80% policy or to one or more of the market risk factors associated with the fund’s 80% policy may be counted in meeting such policy.

Money Market Fund:

MFS Institutional Money Market Portfolio

Investment Objective

The fund’s investment objective is to seek current income consistent with preservation of capital and liquidity. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets in U.S. dollar-denominated money market instruments and repurchase agreements.

The fund does not seek to maintain a stable share price. In buying and selling investments for the fund, MFS follows U.S. Securities and Exchange Commission rules for money market funds regarding credit quality, diversification, liquidity, and maturity.

The fund is only offered to certain investment companies advised by MFS.

International Equity Funds:

MFS® Blended Research® Emerging Markets Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

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Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments in issuers economically tied to emerging market countries based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the MSCI Emerging Markets Index.

MFS normally invests at least 80% of the fund’s net assets in equity securities of issuers that are tied economically to emerging market countries. Emerging markets are countries determined to have emerging market economies based on factors that demonstrate the country's financial and capital markets are in the development phase, including whether a particular country has a low- to middle-income economy according to the International Bank for Reconstruction and Development (the World Bank), the country’s designation by the International Monetary Fund as an emerging market, or the country's inclusion in an emerging market index. Emerging market countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe. Examples of emerging market countries include, but are not limited to, Argentina, Brazil, Chile, Hungary, India, Indonesia, Mexico, Panama, the People’s Republic of China, Peru, Poland, Saudi Arabia, South Africa, South Korea, Taiwan, and Thailand. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS generally considers the issuer of a security or other investment to be tied economically to emerging market countries if: (i) the security or other investment is issued or guaranteed by the government of an emerging market country or any of its agencies, authorities or instrumentalities; (ii) the issuer is organized under the laws of, and maintains a principal office in, an emerging market country; (iii) the issuer has its principal securities trading market in an emerging market country; (iv) a third party has identified an emerging market country as the issuer’s “country of risk”; (v) the issuer is included in an index which is representative of emerging market countries; (vi) the issuer derives 50% or more of its total revenues from goods sold or services performed in emerging market countries; or (vii) the issuer has 50% or more of its assets in emerging market countries.

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers’ qualitative assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 2% compared to the MSCI Emerging Markets Index. Tracking error generally measures how the differences between the fund's returns and the MSCI Emerging Markets Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to the applicable index. Third-party quantitative risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS® Blended Research® International Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the MSCI All Country World (ex-US) Index.

MFS normally invests at least 80% of the fund’s net assets in equity securities. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS normally invests the fund’s assets primarily in foreign securities, including emerging market securities.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

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MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers' qualitative assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 2% compared to the MSCI All Country World (ex-US) Index. Tracking error generally measures how the differences between the fund's returns and the MSCI All Country World (ex-US) Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to the applicable index. Third-party quantitative risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Emerging Markets Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in equity securities of issuers that are tied economically to emerging market countries. Emerging markets are countries determined to have emerging market economies based on factors that demonstrate the country's financial and capital markets are in the development phase, including whether a particular country has a low- to middle-income economy according to the International Bank for Reconstruction and Development (the World Bank), the country’s designation by the International Monetary Fund as an emerging market, or the country's inclusion in an emerging market index. Emerging market countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS generally considers the issuer of a security or other investment to be tied economically to emerging market countries if: (i) the security or other investment is issued or guaranteed by the government of an emerging market country or any of its agencies, authorities or instrumentalities; (ii) the issuer is organized under the laws of, and maintains a principal office in, an emerging market country; (iii) the issuer has its principal securities trading market in an emerging market country; (iv) a third party has identified an emerging market country as the issuer’s “country of risk”; (v) the issuer is included in an index which is representative of emerging market countries; (vi) the issuer derives 50% or more of its total revenues from goods sold or services performed in emerging market countries; or (vii) the issuer has 50% or more of its assets in emerging market countries.

MFS may also invest the fund’s assets in equity securities of issuers that are not tied economically to emerging market countries.

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS International Growth Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in growth companies. Growth companies are companies that MFS believes have above average earnings growth potential compared to other companies. MFS considers a number of factors when determining a company’s growth potential, including whether (i) the issuer is included in an index that is representative of growth companies; (ii) the issuer is classified as a growth company by an

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independent third party financial data provider; and/or (iii) the issuer exhibits the characteristics of a growth company, considering metrics such as historical and/or projected growth rates relative to the applicable equity market. Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS International Intrinsic Equity Fund

(Formerly, MFS International Intrinsic Value Fund)

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 80% of the fund’s net assets in equity securities. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies. In managing the fund, MFS assesses the intrinsic valuation of issuers by considering the full context of how a company's cash flows are generated. MFS focuses on companies it believes have conservative balance sheets, sustainable competitive advantages, high returns on capital, and/or the ability to weather economic downturns, among other factors. Many of the factors considered by MFS in assessing issuers are qualitative in nature and require subjective judgment and interpretation.

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease currency exposure.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS International New Discovery Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with small to medium capitalizations.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may

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include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS Research International Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in securities of companies of any size.

In conjunction with a team of investment research analysts, sector leaders select investments for the fund. MFS generally manages the fund to be sector neutral to the MSCI EAFE (Europe, Australasia, Far East) Index using MFS' custom industry and sector categories to classify the fund and the MSCI EAFE (Europe, Australasia, Far East) Index's holdings.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

U.S. Equity Funds:

MFS® Blended Research® Core Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the Standard & Poor's 500 Stock Index.

MFS normally invests at least 80% of the fund’s net assets in equity securities. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers’ qualitative assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 2% compared to the Standard & Poor's 500 Stock Index. Tracking error generally measures how the differences between the fund's returns and the Standard & Poor's 500 Stock Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to the applicable index. Third-party quantitative

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risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS® Blended Research® Growth Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the Russell 1000® Growth Index, which represents the fund's investment universe.

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 80% of the fund’s net assets in equity securities of growth companies. Growth companies are companies that MFS believes have above average earnings growth potential compared to other companies. MFS considers a number of factors when determining a company’s growth potential, including whether (i) the issuer is included in an index that is representative of growth companies; (ii) the issuer is classified as a growth company by an independent third party financial data provider; and/or (iii) the issuer exhibits the characteristics of a growth company, considering metrics such as historical and/or projected growth rates relative to the applicable equity market. Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

The fund is a non-diversified fund. This means that MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers' qualitative assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 2% compared to the Russell 1000® Growth Index. Tracking error generally measures how the differences between the fund's returns and the Russell 1000® Growth Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to an index that represents the fund's investment universe. Third-party quantitative risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS® Blended Research® Mid Cap Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the Russell Midcap® Index, which represents the fund's investment universe.

MFS normally invests at least 80% of the fund’s net assets in equity securities of issuers with medium market capitalizations. MFS defines medium market capitalization companies as issuers that (i) have market capitalizations within the capitalization range of the Russell Midcap® Index over the past 12 months based on the current composition of the index and/or are (ii) classified as a medium capitalization company by an independent third party financial data provider. The market capitalization range of companies considered to have medium capitalizations based on the above criteria will change over time depending on market conditions. For illustrative purposes, as of December 31, 2025, the range of the market capitalizations of the issuers in the Russell Midcap® Index was between approximately $1.3 billion and $101.9 billion, and the fund’s average weighted market capitalization as of that date was $24.5 billion. Equity securities include common stocks, depositary receipts, equity interests in real estate investment trusts (REITs), and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the

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stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers' qualitative assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 3% compared to the Russell Midcap® Index. Tracking error generally measures how the differences between the fund's returns and the Russell Midcap® Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to an index that represents the fund's investment universe. Third-party quantitative risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS® Blended Research® Small Cap Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the Russell 2000® Index, which represents the fund's investment universe.

MFS normally invests at least 80% of the fund’s net assets in equity securities of issuers with small market capitalizations. MFS defines small market capitalization companies as issuers that (i) have market capitalizations within the capitalization range of the Russell 2000® Index over the past 12 months based on the current composition of the index and/or are (ii) classified as a small capitalization company by an independent third party financial data provider. The maximum market capitalization of companies considered to have small capitalizations based on the above criteria will change over time depending on market conditions. For illustrative purposes, as of December 31, 2025, the range of the market capitalizations of the issuers in the Russell 2000® Index was between approximately $5.0 million and $31.3 billion, and the fund’s average weighted market capitalization as of that date was $5.2 billion. Equity securities include common stocks, depositary receipts, equity interests in real estate investment trusts (REITs), and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers' qualitative

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MFS Lifetime 2030 Fund

assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 3% compared to the Russell 2000® Index. Tracking error generally measures how the differences between the fund's returns and the Russell 2000® Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to an index that represents the fund's investment universe. Third-party quantitative risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS® Blended Research® Value Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the Russell 1000® Value Index, which represents the fund's investment universe.

MFS normally invests at least 80% of the fund’s net assets in equity securities of value companies. Value companies are companies that MFS believes are undervalued compared to their perceived worth in the marketplace. MFS considers a number of factors when determining whether a company is undervalued, including whether (i) the issuer is included in an index which is representative of value companies; (ii) the issuer is classified as a value company by an independent third party financial data provider and/or (iii) the issuer exhibits the characteristics of a value company, considering metrics such as such as price-to-book ratio, price-to-earnings ratio, and dividend yield relative to the applicable equity market. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. Equity securities include common stocks, depositary receipts, equity interests in real estate investment trusts (REITs), and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers’ qualitative assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 2% compared to the Russell 1000® Value Index. Tracking error generally measures how the differences between the fund's returns and the Russell 1000® Value Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to an index that represents the fund's investment universe. Third-party quantitative risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Growth Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in growth companies. Growth companies are companies that MFS believes have above average potential with respect to the rate and duration of earnings growth compared to other companies. MFS considers a number of factors when determining a company’s growth potential, including whether (i) the issuer is included in an index that is representative of growth companies; (ii) the issuer is classified as a growth company by an independent third party financial data provider; and/or (iii) the issuer exhibits the characteristics of a growth company, considering metrics such as historical and/or projected growth rates relative to the applicable equity market. Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

MFS normally invests the fund’s assets primarily in equity securities.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

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MFS Lifetime 2030 Fund

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

The fund is a non-diversified fund. This means that MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Mid Cap Growth Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in growth companies with medium market capitalizations. MFS defines medium market capitalization companies as issuers that (i) have market capitalizations within the capitalization range of the Russell Midcap® Index over the past 12 months based on the current composition of the index and/or are (ii) classified as a medium capitalization company by an independent third party financial data provider. The market capitalization range of companies considered to have medium capitalizations based on the above criteria will change over time depending on market conditions. For illustrative purposes, as of November 30, 2025, the range of the market capitalizations of the issuers in the Russell Midcap® Index was between approximately $956.3 million and $115.7 billion, and the fund’s average weighted market capitalization as of that date was $39.3 billion. Growth companies are companies that MFS believes have above average potential with respect to the rate and duration of earnings growth compared to other companies. MFS considers a number of factors when determining a company’s growth potential, including whether (i) the issuer is included in an index that is representative of growth companies; (ii) the issuer is classified as a growth company by an independent third party; and/or (iii) the issuer exhibits the characteristics of a growth company, considering metrics such as historical and/or projected growth rates relative to the applicable equity market. Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

MFS normally invests the fund’s assets primarily in equity securities.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Mid Cap Value Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in value companies with medium market capitalizations.

MFS defines medium market capitalization companies as issuers that (i) have market capitalizations within the capitalization range of the Russell Midcap® Index over the past 12 months based on the current composition of the index and/or are (ii) classified as a medium capitalization company by an independent third party financial data provider. The market capitalization range of companies considered to have medium capitalizations based on the above criteria will change over time depending on market conditions. For illustrative purposes, as of December 31, 2025, the range of the market capitalizations of the issuers in the Russell Midcap® Index was between approximately $1.3 billion and $101.9 billion, and the fund’s average weighted market capitalization as of that date was $24.4 billion.

Value companies are companies that MFS believes are undervalued compared to their perceived worth in the marketplace. MFS considers a number of factors when determining whether a company is undervalued, including whether (i) the issuer is included in an index which is representative of value companies; (ii) the issuer is classified as a value company by an independent third party financial data provider and/or (iii) the issuer exhibits the characteristics of a value company, considering metrics such as such as price-to-book ratio, price-to-earnings ratio, and dividend yield relative to the applicable equity market. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

MFS normally invests the fund’s assets primarily in equity securities.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

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MFS Lifetime 2030 Fund

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS New Discovery Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with small capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS New Discovery Value Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in value companies. Value companies are companies that MFS believes are undervalued compared to their perceived worth in the marketplace. MFS considers a number of factors when determining whether a company is undervalued, including whether (i) the issuer is included in an index which is representative of value companies; (ii) the issuer is classified as a value company by an independent third party financial data provider and/or (iii) the issuer exhibits the characteristics of a value company, considering metrics such as historical and/or projected price-to-book, price-to-earnings, and price-to-cash flow ratios, enterprise value (the total value of the issuer’s outstanding equity and debt) relative to earnings, and free cash flow yield compared to the applicable equity market and/or to issuers in the same sector or industry. In assessing the relative value of an issuer, MFS may also consider measures of financial quality, such as indicators of profitability (i.e., return on equity and return on invested capital), balance sheet strength (including leverage and interest coverage ratios), and capital allocation discipline. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

MFS normally invests the fund’s assets primarily in equity securities.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with small capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Research Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

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MFS Lifetime 2030 Fund

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in equity securities.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

In conjunction with a team of investment research analysts, sector leaders select investments for the fund. MFS generally manages the fund to be sector neutral to the Standard & Poor's 500 Stock Index using MFS' custom industry and sector categories to classify the fund and the Standard & Poor's 500 Stock Index's holdings.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS Value Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in value companies. Value companies are companies that MFS believes are undervalued compared to their perceived worth in the marketplace. MFS considers a number of factors when determining whether a company is undervalued, including whether (i) the issuer is included in an index which is representative of value companies; (ii) the issuer is classified as a value company by an independent third party and/or (iii) the issuer exhibits the characteristics of a value company, considering metrics such as such as price-to-book ratio, price-to-earnings ratio, and dividend yield relative to the applicable equity market. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

MFS normally invests the fund’s assets primarily in equity securities.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

Non-Traditional Funds:

MFS Commodity Strategy Fund

Investment Objective

The fund’s investment objective is to seek total return. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund’s objective by providing exposure to the commodities markets through investing in commodity-linked derivatives rather than investing directly in commodities. Commodities are economic goods that are typically the product of agriculture, mining, or primary industrial processes. Commodities include, but are not limited to, grains, beef, oil, natural gas, grains, beef, and industrial and precious metals.

MFS expects to gain exposure to the commodities markets by investing in MFS Commodity Strategy Portfolio. MFS Commodity Strategy Portfolio gains exposure to the commodities markets by investing in commodity-linked derivatives such as commodity-linked futures, options, and/or swaps. MFS may invest up to 25% of the fund's assets (at the time of purchase) in MFS Commodity Strategy Portfolio.

MFS Commodity Strategy Portfolio's investments in commodity-linked derivatives are leveraged (i.e., involves investment exposure greater than the amount of the investment). MFS expects the fund's exposure to the commodities markets to be approximately equivalent to investing all of the fund's investments in commodity-linked derivatives on an unleveraged basis.

MFS allocates MFS Commodity Strategy Portfolio's investments in commodity-linked derivatives primarily based on its proprietary quantitative models. Factors considered by the quantitative models may include valuation, momentum, and economic and behavioral data. MFS may also consider current market conditions, its qualitative assessment of the risk/return characteristics of commodities and commodity sectors, and other factors in structuring MFS Commodity Strategy Portfolio's portfolio.

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MFS Lifetime 2030 Fund

MFS normally allocates the MFS Commodity Strategy Portfolio's commodity exposure across different commodities and commodity sectors, but MFS may expose a significant percentage of the MFS Commodity Strategy Portfolio's assets to a particular commodity or commodity sector or a limited number of commodities or commodity sectors.

MFS generally invests substantially all of the fund's assets not invested in MFS Commodity Strategy Portfolio in U.S. and foreign debt instruments. In addition, MFS Commodity Strategy Portfolio may also invest in U.S. and foreign debt instruments. Of the fund’s direct and indirect investments in debt instruments, MFS generally invests substantially all of these investments in investment grade quality debt instruments.

MFS normally invests the fund's direct and indirect investments in debt instruments across different countries and regions, but MFS may invest a significant percentage of the fund's assets in issuers in a single country or region.

In addition to the commodity-linked derivatives used by MFS Commodity Strategy Portfolio as described above, MFS may use other types of derivatives for any investment purpose in managing the fund and/or MFS Commodity Strategy Portfolio. To the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, and swaps.

Some portion of the fund's and MFS Commodity Strategy Portfolio's assets may be held in cash and/or debt instruments due to collateral requirements for the fund's and MFS Commodity Strategy Portfolio's investments in derivatives.

MFS uses an active bottom-up investment approach to buying and selling debt investments for the fund. Debt investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered.

MFS Global Real Estate Fund

Investment Objective

The fund’s investment objective is to seek total return. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in U.S. and foreign real estate-related investments. Real estate-related investments are issuers that are principally engaged in real estate activities and/or providing products and services related to the real estate sector, including (i) real estate investment trusts (REITs); (ii) issuers similar to REITs formed under the laws of non-U.S. countries; (iii) issuers included in an index that is representative of real estate-related investments; (iv) issuers that a third party has given the issuer an industry or sector classification consistent with real estate-related activities; and (v) other issuers that earn at least 50% of their gross revenues or net profits from real estate activities or from products or services related to the real estate sector. Real estate activities include owning, developing, managing, or acting as a broker for real estate. Examples of real estate products or services include building supplies and mortgage servicing.

MFS normally invests the fund’s assets primarily in equity securities.

MFS generally focuses the fund’s investments in equity REITs as well as similar entities formed under the laws of non-U.S. countries, but may also invest the fund’s assets in mortgage REITs, hybrid REITs and other U.S. and foreign real estate-related investments, including emerging market real estate-related investments.

MFS may invest the fund’s assets in real estate-related investments of any size. However, issuers of real estate-related investments tend to have small-to-medium market capitalizations.

MFS normally allocates the fund’s investments across different REIT managers and property types, such as apartments, retail properties, office buildings, hotels, industrial properties, health care facilities, storage facilities, manufactured housing and special use facilities, but may from time to time focus the fund’s investments in any one or a few of these areas.

MFS normally invests the fund's assets across different countries and regions, but MFS may invest a significant percentage of the fund's assets in issuers in a single country or region.

MFS generally invests the fund's assets in at least three different countries and invests a percentage of the fund's net assets in securities of foreign issuers equal to at least the lesser of 40% or the percentage of foreign issuers in the FTSE EPRA Nareit Developed Real Estate Index less 15%.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered in selecting investments for the fund may include an issuer's management ability, cash flows, price/funds from operations ratio, dividend yield and payment history, price/net asset value ratio, market price, and the ability of an issuer to grow from operations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, an issuer's governance structure and practices, social issues such as diversity and labor practices, and environmental issues such as physical and transition risks related to changes in climate.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

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MFS Lifetime 2030 Fund

MFS Lifetime 2030 Fund

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 111 Huntington Avenue, Boston, MA 02199, Attention: Fund Secretary. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate, and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS Lifetime 2030 Fund, the following documents are available free upon request:

Annual/Semiannual Reports and Form N-CSR Filings. The fund’s annual and semiannual shareholder reports and Form N-CSR contain information about the fund’s actual investments. Annual shareholder reports discuss the effect of recent market conditions and investment strategies on the fund’s performance during its last fiscal year. Form N-CSR includes the fund’s annual and semiannual financial statements.

Statement of Additional Information (SAI). The SAI, dated August 28, 2026, as may be amended or supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the SAI, annual/semiannual shareholder reports, fund financial statements, and other information about the fund, including current net asset values per share, and make inquiries about the fund, by contacting:

Internet: mfs.com

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

Telephone: 1-800-225-2606

Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

The fund’s Investment Company Act file number is 811-21780.

HOW TO CONTACT US

Website mfs.com MFS TALK 1-800-637-8255 24 hours a day	Account service and literature Shareholders 1-800-225-2606 Investment professionals 1-800-343-2829 Retirement plan services 1-800-637-1255	Mailing address MFS Service Center, Inc. P.O. Box 219341 Kansas City, MO 64121-9341 Overnight mail MFS Service Center, Inc. Suite 219341 801 Pennsylvania Avenue Kansas City, MO 64105-1307

August 28, 2026

PROSPECTUS

MFS® Lifetime® 2035 Fund

The investment objective of the fund is to seek a high level of total return consistent with its asset allocation until the approximate retirement year in the fund's name; thereafter, the fund will seek total return through a combination of current income and capital appreciation. The asset allocation of the fund will change over time.

CLASS	TICKER SYMBOL
Class A	LFEAX
Class B	LFEBX
Class C	LFECX
Class I	LFEDX
Class R1	LFERX
Class R2	LFESX
Class R3	LFETX
Class R4	LFEUX
Class R6	LFEKX

The U.S. Securities and Exchange Commission (the SEC) has not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

L35-PRO-082826

MFS Lifetime 2035 Fund

Summary of Key Information

Investment Objective

The fund’s investment objective is to seek a high level of total return consistent with its asset allocation until the approximate retirement year in the fund's name; thereafter, the fund will seek total return through a combination of current income and capital appreciation. The asset allocation of the fund will change over time.

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 16 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):
Share Class	A	B	C	I	R1	R2	R3	R4	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%#	4.00%	1.00%	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Share Class	A	B	C	I	R1	R2	R3	R4	R6
Management Fee	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None	1.00%	0.50%	0.25%	None	None
Other Expenses	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%	0.05%
Acquired (Underlying) Fund Fees and Expenses	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Total Annual Fund Operating Expenses	0.94%	1.69%	1.69%	0.69%	1.69%	1.19%	0.94%	0.69%	0.55%
Fee Reductions, Expense Reimbursements and/or MFS Payments[1]	(0.19)%	(0.19)%	(0.19)%	(0.19)%	(0.19)%	(0.19)%	(0.19)%	(0.19)%	(0.19)%
Total Annual Fund Operating Expenses After Fee Reductions, Expense Reimbursements and/or MFS Payments	0.75%	1.50%	1.50%	0.50%	1.50%	1.00%	0.75%	0.50%	0.36%

# This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

1 Massachusetts Financial Services Company (MFS) has agreed in writing to bear the fund's expenses, excluding management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, investment-related expenses, and fees and expenses associated with investments in investment companies and other similar investment vehicles, or make payment to the fund, such that "Other Expenses" do not exceed 0.00% of the class' average daily net assets annually for each of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 shares, and (0.14)% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2027.

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MFS Lifetime 2035 Fund

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$647	$839	$1,048	$1,647
Class B Shares assuming[1]
redemption at end of period	$553	$814	$1,100	$1,782
no redemption at end of period	$153	$514	$900	$1,782
Class C Shares assuming[1]
redemption at end of period	$253	$514	$900	$1,782
no redemption at end of period	$153	$514	$900	$1,782
Class I Shares	$51	$202	$365	$841
Class R1 Shares	$153	$514	$900	$1,982
Class R2 Shares	$102	$359	$636	$1,426
Class R3 Shares	$77	$281	$502	$1,137
Class R4 Shares	$51	$202	$365	$841
Class R6 Shares	$37	$157	$288	$671

1 Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Principal Investment Strategies

The fund is designed to provide diversification among different asset classes for investors with the approximate retirement year in the fund's name. MFS (Massachusetts Financial Services Company, the fund's investment adviser) invests substantially all of the fund's assets in other MFS mutual funds, referred to as underlying funds.

MFS selects the asset class allocations based on a strategic asset allocation process that takes into account a variety of factors, including historical risk and performance, projected performance, and other factors. MFS’ analyses of projected performance are primarily based on quantitative models using various inputs such as valuation metrics, growth rates, profitability, yields, and inflation. MFS may also consider current market conditions, its qualitative assessment of the risk/return characteristics of asset classes, and other factors in determining these allocations.

MFS employs the strategic asset allocation process described above to determine the amount of the fund's assets invested in (1) underlying funds that invest primarily in equity securities (“Equity Funds”) and underlying funds that provide exposure to less traditional asset classes, currently real estate and commodities (“Non-Traditional Funds”) and (2) underlying funds that invest primarily in debt instruments (“Bond Funds”) and an underlying fund that invests in cash and/or cash equivalents (“Money Market Fund”).

MFS selects the underlying funds within each asset class based on underlying fund classifications, historical risk, historical and projected performance of the represented asset classes, as well as other factors.

Within the Equity Fund allocation, MFS seeks to diversify by geography (by including domestic and international underlying funds, including emerging market underlying funds), in terms of market capitalization (by including large, mid, and small capitalization underlying funds) and by style (by including both growth and value underlying funds). A portion of the fund’s assets is also allocated to Non-Traditional Funds (i.e., asset classes less correlated to the overall equity and debt markets), which MFS believes provides further diversification benefits.

Within the Bond Fund allocation, MFS includes underlying funds with varying degrees of geographic (potentially including emerging market), interest rate and credit exposure, including exposure to below investment grade quality debt instruments. A portion of the fund’s assets may also be allocated to the Money Market Fund.

MFS normally invests the underlying funds’ assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the underlying funds' assets in issuers in a single industry, sector, country, or region.

As of August 1, 2026, the fund’s approximate long-term strategic allocation among asset classes was:

Equity Funds and Non-Traditional Funds	57%
Bond Funds and Money Market Fund	43%

All percentages are rounded to the nearest percent.

MFS may deviate from the long-term strategic allocations set forth above; however, any deviation from the long-term strategic allocation is not expected to be greater than plus or minus 10% under normal market conditions. At no time, however, will the fund’s investments in Equity Funds and Non-Traditional Funds exceed 99%. Additionally, the fund’s allocation to Non-Traditional Funds will not typically exceed 20% of the fund’s assets.

As of August 1, 2026, the fund’s approximate strategic allocation among asset classes was:

Equity Funds and Non-Traditional Funds	56.4%
U.S. Equity Funds	37.3%
International Equity Funds	12.7%
Non-Traditional Funds	6.4%
Bond Funds and Money Market Fund	43.6%
Bond Funds	43.3%
Money Market Fund	0.3%

All percentages are rounded to the nearest tenth of a percent. As a result, the sum of the asset class allocations presented in the table may not total 100%.

The asset class allocations for the fund, as well as the underlying funds and their weightings, are based on an allocation strategy designed for investors with the approximate retirement year in the fund’s name. Investors should also consider their age, personal circumstances, risk tolerance, and overall investment strategy and

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MFS Lifetime 2035 Fund

allocation. The asset allocation strategy will become increasingly conservative over time, shifting more weight from Equity Funds and Non-Traditional Funds to Bond Funds and the Money Market Fund.

Upon reaching its stated target year, the fund’s allocation strategy will be aligned with the allocation strategy of MFS Lifetime Income Fund. It is expected that the fund will be combined with MFS Lifetime Income Fund within five years of the date that its asset allocation strategy matches the asset allocation strategy of MFS Lifetime Income Fund. MFS Lifetime Income Fund is designed for investors who intend to withdraw assets over an extended period of time or who want an investment with an asset allocation mix similar to MFS Lifetime Income Fund's long-term strategic asset allocation. The chart below illustrates how the asset allocation strategy of the fund will change over time.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund, including near or after the target year. There is no guarantee that the fund will provide income at or through retirement. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Allocation Risk: MFS' assessment of the risk/return potential of asset classes and underlying funds, and the resulting allocation among asset classes and underlying funds, may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Underlying Funds Risk: MFS' strategy of investing in underlying funds exposes the fund to the risks of the underlying funds. Each underlying fund pursues its own investment objective and strategies and may not achieve its objective. In addition to the fees and expenses the fund bears directly, shareholders of the fund will indirectly bear the fees and expenses of the underlying funds.

Investment Selection Risk: MFS' investment analysis, including its assessment of the intrinsic valuation of issuers, its development and use of quantitative models, and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. The quantitative models used by MFS (both proprietary and third-party) may not produce the intended results for a variety of reasons, including the factors used in the models, the weight placed on each factor in the models, changes from the market factors' historical trends, changing sources of market return or market risk, and technical issues in the design, development, implementation, application, and maintenance of the models (e.g., incomplete, stale, or inaccurate data, human error, programming or other software issues, coding errors, and technology failures).

Equity Market Risk/Company Risk: Equity markets are volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general. Certain events can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market. The value of an investment held by the fund may decline due to factors directly related to the issuer.

Growth Company Risk: The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Value Company Risk: The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

Debt Market Risk: Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets or the debt markets generally. Certain events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or segment of a debt market.

Interest Rate Risk: In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities or durations, or that do not pay current interest.

Credit Risk: The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in, or perceptions of, the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. Debt instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could negatively affect the market value and liquidity of a debt instrument.

Below investment grade quality debt instruments (commonly referred to as “high yield securities” or “junk bonds”) can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the

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MFS Lifetime 2035 Fund

issuer, or the market or economy in general, than higher quality debt instruments.

Prepayment/Extension Risk: Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Inflation-Adjusted Debt Instruments Risk: Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. In addition, inflation-adjusted debt instruments may lose value in the event the actual rate of inflation is different than the rate of the applicable inflation index. If inflation is negative, principal and income can both decline.

Focus Risk: Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions, and the fund's performance will be affected by the conditions in the industries, sectors, countries, and regions to which the fund is exposed. Furthermore, investments in particular industries, sectors, countries, or regions may be more volatile than the broader market as a whole.

Foreign Risk: Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These factors can make foreign investments, especially those tied economically to emerging markets or countries subject to sanctions or the threat of new or modified sanctions, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Emerging Markets Risk: Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.

Currency Risk: The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, and changes in currency exchange rates impact the financial condition of companies or other issuers and may change the value in U.S. dollars of investments denominated in foreign currencies.

Real Estate-Related Investment Risk: The risks of investing in real estate-related securities include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the real estate investment trust (REIT) manager; and other factors. The securities of smaller real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.

Commodity-Related Investments Risk: The value of commodity-related investments may be more volatile than the value of equity securities or debt instruments and may be affected by factors such as changes in overall market movements, commodity index volatility, changes in interest rates, currency fluctuations, geopolitical events, or factors affecting a particular industry or commodity. The price of a commodity-related investment may be affected by demand/supply imbalances in the market for the commodity.

When-Issued, Delayed Delivery, and Forward Commitment Transaction Risk: The purchaser in a when-issued, delayed delivery or forward commitment transaction assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued or delivered as anticipated. When-issued, delayed delivery, and forward commitment transactions can involve leverage. To be announced (TBA) transactions may significantly increase the fund's portfolio turnover rate.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Derivatives can involve leverage.

Leveraging Risk: Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk: Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Liquidity Risk: It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. Purchases of a large number of shares may adversely affect the fund's performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of(i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Class A Bar Chart. The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

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MFS Lifetime 2035 Fund

The total return for the six-month period ended June 30, 2026, was 6.97%. During the period(s) shown in the bar chart, the highest quarterly return was 16.52% (for the calendar quarter ended June 30, 2020) and the lowest quarterly return was (19.01)% (for the calendar quarter ended March 31, 2020).

Performance Table.

Average Annual Total Returns

(For the Periods Ended December 31, 2025)

Share Class	1 YEAR	5 YEARS	10 YEARS
Returns Before Taxes
B Shares	8.04%	6.10%	8.47%
C Shares	11.09%	6.41%	8.47%
I Shares	13.15%	7.49%	9.37%
R1 Shares	12.00%	6.41%	8.29%
R2 Shares	12.60%	6.94%	8.85%
R3 Shares	12.87%	7.21%	9.12%
R4 Shares	13.15%	7.48%	9.39%
R6 Shares	13.34%	7.64%	9.54%
A Shares	6.38%	5.95%	8.48%
Returns After Taxes on Distributions
A Shares	4.08%	4.11%	6.98%
Returns After Taxes on Distributions and Sale of Fund Shares
A Shares	4.60%	4.06%	6.34%
Index Comparisons (Reflects no deduction for fees, expenses, or taxes)
Standard & Poor's 500 Stock Index	17.88%	14.42%	14.82%
MFS Lifetime 2035 Fund Blended Index	15.16%	8.53%	9.65%

As of December 31, 2025, the MFS Lifetime 2035 Fund Blended Index (the Blended Index) consisted of the following indices and approximate weightings: 40.67% Bloomberg U.S. Aggregate Bond Index; 40.57% Standard & Poor's 500 Stock Index; 12.83% MSCI EAFE Index (net div); 2.97% Bloomberg Commodity Index; and 2.97% FTSE EPRA Nareit Developed Real Estate Index (net div). The components and weightings of the Blended Index may have differed during the periods and may differ in the future. The weightings of the Blended Index are designed to change systematically on a preset schedule and will differ over time.

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Benjamin Nastou	2023	Investment Officer and Chief Investment Officer-Quantitative Solutions of MFS
Natalie Shapiro	2018	Investment Officer of MFS
Erich Shigley	2023	Investment Officer of MFS

Purchase and Sale of Fund Shares

You may purchase and redeem shares of the fund each day the New York Stock Exchange (the NYSE) is open for trading. You may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or through MFS Service Center, Inc. (MFSC) by overnight mail (MFSC, Suite 219341, 801 Pennsylvania Avenue, Kansas City, MO 64105-1307), by mail ([Fund Name], P.O. Box 219341, Kansas City, MO 64121-9341), by telephone (1-800-225-2606), or via the Internet at mfs.com (MFS Access).

The fund’s initial and subsequent investment minimums generally are as follows:

Class	Initial Minimum	Subsequent Minimum
Class A, Class B, Class C	None – automatic investment plans and certain asset-based fee programs $25 – employer-sponsored retirement plans $250 – Traditional and Roth IRAs $1,000 – other accounts	$50 – by check and non-systematic written exchange request, and via MFSC telephone representatives None – other purchases
Class I, Class R1, Class R2, Class R3, Class R4, Class R6	None	None

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Purchases of Class R1 and Class R2 shares are closed to new eligible investors. Existing eligible investors can make additional purchases and reinvest distributions in Class R1 and Class R2 shares in any account open. Existing eligible investors may also exchange their Class R1 and Class R2 shares for the same share class of another MFS fund, open new Class R1 and Class R2 share accounts in other MFS funds, or transfer some or all of the shares in their account to another account and such account will be treated as an open account. Subject to the approval of the fund’s Board of

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MFS Lifetime 2035 Fund

Trustees, the fund may in the future (i) close purchases of Class R1 and/or Class R2 shares to existing eligible investors; (ii) terminate and liquidate Class R1 and/or Class R2 shares; or (iii) convert Class R1 and/or Class R2 shares to another share class of the fund. Such actions may be undertaken without shareholder approval, but the fund expects to provide shareholders with at least 60 days’ notice before taking any such action.

Taxes

If your shares are held in a taxable account, the fund’s distributions will be taxed to you as ordinary income and/or capital gains. However, if your shares are held in a tax-advantaged account, you will generally be taxed only upon withdrawals from the account unless such an account allows for tax-free withdrawals.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker/dealer or other financial intermediary (such as a bank), the fund, MFS, and/or MFS’ affiliates may pay the financial intermediary for the sale of shares of the fund and/or the servicing of shareholder accounts. These payments may create a conflict of interest by influencing your broker/dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek a high level of total return consistent with its asset allocation until the approximate retirement year in the fund's name; thereafter, the fund will seek total return through a combination of current income and capital appreciation. The asset allocation of the fund will change over time. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

The fund is designed to provide diversification among different asset classes for investors with the approximate retirement year in the fund's name. MFS invests substantially all of the fund's assets in other MFS mutual funds, referred to as underlying funds.

MFS selects the asset class allocations based on a strategic asset allocation process that takes into account a variety of factors, including historical risk and performance, projected performance, and other factors. MFS’ analyses of projected performance are primarily based on quantitative models using various inputs such as valuation metrics, growth rates, profitability, yields, and inflation. MFS may also consider current market conditions, its qualitative assessment of the risk/return characteristics of asset classes, and other factors in determining these allocations.

MFS employs the strategic asset allocation process described above to determine the amount of the fund's assets invested in (1) underlying funds that invest primarily in equity securities (“Equity Funds”) and underlying funds that provide exposure to less traditional asset classes, currently real estate and commodities (“Non-Traditional Funds”) and (2) underlying funds that invest primarily in debt instruments (“Bond Funds”) and an underlying fund that invests in cash and/or cash equivalents (“Money Market Fund”). The asset class allocations provide an initial layer of diversification for the fund.

As of August 1, 2026, the fund’s approximate long-term strategic allocation among asset classes was:

Equity Funds and Non-Traditional Funds	57%
Bond Funds and Money Market Fund	43%

All percentages are rounded to the nearest percent.

MFS may deviate from the long-term strategic allocations set forth above; however, any deviation from the long-term strategic allocation is not expected to be greater than plus or minus 10% under normal market conditions. At no time, however, will the fund’s investments in Equity Funds and Non-Traditional Funds exceed 99%. Additionally, the fund’s allocation to Non-Traditional Funds will not typically exceed 20% of the fund’s assets.

As of August 1, 2026, the fund’s approximate strategic allocation among asset classes was:

Equity Funds and Non-Traditional Funds	56.4%
U.S. Equity Funds	37.3%
International Equity Funds	12.7%
Non-Traditional Funds	6.4%
Bond Funds and Money Market Fund	43.6%
Bond Funds	43.3%
Money Market Fund	0.3%

All percentages are rounded to the nearest tenth of a percent. As a result, the sum of the asset class allocations presented in the table may not total 100%.

MFS selects the underlying funds within each asset class based on underlying fund classifications, historical risk, historical and projected performance of the represented asset classes, as well as other factors. The selection process provides a second layer of diversification within the asset class allocations.

Within the Equity Fund allocation, MFS seeks to diversify by geography (by including domestic and international underlying funds, including emerging market underlying funds), in terms of market capitalization (by including large, mid, and small capitalization underlying funds) and by style (by including both growth and value underlying funds). A portion of the fund’s assets is also allocated to Non-Traditional Funds (i.e., asset classes less correlated to the overall equity and debt markets), which MFS believes provides further diversification benefits.

Within the Bond Fund allocation, MFS includes underlying funds with varying degrees of geographic (potentially including emerging market), interest rate and credit exposure, including exposure to below investment grade quality debt instruments. A portion of the fund’s assets may also be allocated to the Money Market Fund.

MFS normally invests the underlying funds' assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the underlying funds' assets in issuers in a single industry, sector, country, or region.

The asset class allocations for the fund, as well as the underlying funds and their weightings, are based on an allocation strategy designed for investors with the approximate retirement year in the fund's name. An investor should consider the year during which the investor expects to start drawing assets for retirement, which may or may not be the year in which the investor expects to retire. In addition, an investor should consider a number of other factors including the investor's age, how the fund will fit into an overall investment strategy and allocation, and whether the investor is looking for a more aggressive or more conservative allocation.

The asset allocation strategy for the fund will become increasingly conservative over time, shifting more weight from Equity Funds

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and Non-Traditional Funds to Bond Funds and the Money Market Fund. As a result, the fund's allocation strategy will gradually become more aligned with the long-term strategic allocation strategy of MFS Lifetime Income Fund (approximate allocation of 71% in Bond Funds and the Money Market Fund and an approximate allocation of 29% in Equity Funds and Non-Traditional Funds as of August 1, 2026). MFS Lifetime Income Fund is designed for investors who intend to withdraw assets over an extended period of time or who want an investment with an asset allocation mix similar to MFS Lifetime Income Fund's long-term strategic asset allocation. Upon reaching its stated target year, a fund's allocation strategy will be aligned with the allocation strategy of MFS Lifetime Income Fund. It is expected that the Board of Trustees will combine, without a shareholder vote, the fund with MFS Lifetime Income Fund within five years of the date that the fund’s asset allocation strategy matches the asset allocation strategy of MFS Lifetime Income Fund. The chart below illustrates how the asset allocation strategy of the fund will change over time:

Following is the list of underlying funds and their approximate strategic allocation weightings as of August 1, 2026:

Equity Funds and Non-Traditional Funds	56.4%
U.S. Equity Funds:	37.3%
MFS Blended Research Core Equity Fund	3.5%
MFS Blended Research Growth Equity Fund	3.5%
MFS Blended Research Mid Cap Equity Fund	6.5%
MFS Blended Research Small Cap Equity Fund	1.4%
MFS Blended Research Value Equity Fund	3.8%
MFS Growth Fund	3.5%
MFS Mid Cap Growth Fund	3.3%
MFS Mid Cap Value Fund	3.3%
MFS New Discovery Fund	0.7%
MFS New Discovery Value Fund	0.7%
MFS Research Fund	3.5%
MFS Value Fund	3.8%
International Equity Funds:	12.7%
MFS Blended Research International Equity Fund	5.9%
MFS International Growth Fund	1.5%
MFS International Intrinsic Equity Fund[1]	1.5%
MFS International New Discovery Fund	0.9%
MFS Research International Fund	3.0%
Non-Traditional Funds:	6.4%
MFS Commodity Strategy Fund	3.1%
MFS Global Real Estate Fund	3.3%
Bond Funds and Money Market Fund	43.6%
Bond Funds:	43.3%
MFS Emerging Markets Debt Fund	2.8%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Global Opportunistic Bond Fund	5.3%
MFS Government Securities Fund	10.0%
MFS High Income Fund	4.0%
MFS Inflation-Adjusted Bond Fund	7.5%
MFS Limited Maturity Fund	1.7%
MFS Total Return Bond Fund	10.0%
Money Market Fund:	0.3%
MFS Institutional Money Market Portfolio	0.3%

1 Effective April 30, 2026, the name of MFS International Intrinsic Value Fund changed to MFS

International Intrinsic Equity Fund.

All percentages are rounded to the nearest tenth of a percent. As a result, the sum of the underlying fund allocations in each asset class may not equal the asset class allocations for such asset class, and the asset class and underlying fund allocations presented in the table may not total 100%.

MFS may allocate the fund’s assets among any number of the underlying funds listed in Appendix B of this prospectus at any time. A description of the underlying funds is also set forth in Appendix B of this prospectus. The fund’s underlying fund allocations may vary significantly over time, and the fund may be invested in some but not all of the underlying funds in Appendix B at any time.

Although the underlying funds listed in Appendix B are categorized generally as Equity Funds (U.S. or International), Non-Traditional Funds, Bond Funds or Money Market Fund, many of the underlying funds can invest in a mix of securities (e.g., a U.S. Equity Fund can invest in international stocks, or a Non-Traditional Fund can invest in stocks and/or bonds).

The asset class allocations and the underlying funds and their weightings are not designed to take advantage of short-term market opportunities and have been selected for investment over longer time periods. The asset class allocations and the underlying funds and their weightings may be changed without shareholder approval or notice. The actual weightings can also deviate due to market

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MFS Lifetime 2035 Fund

movements and cash flows. MFS systematically rebalances the fund's investments in the underlying funds to reflect the fund’s current strategic allocations.

Principal Investment Types of the Underlying Funds

The principal investment types in which the underlying funds may invest include:

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, equity interests in REITs, and depositary receipts for such securities.

Debt Instruments: Debt instruments represent obligations of corporations, governments, and other entities to repay money borrowed, or other instruments believed to have debt-like characteristics. The issuer or borrower usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Debt instruments generally trade in the over-the-counter market and can be less liquid than other types of investments, particularly during adverse market and economic conditions. During certain market conditions, debt instruments in some or many segments of the debt market can trade at a negative interest rate (i.e., the price to purchase the debt instrument is more than the present value of expected interest payments and principal due at the maturity of the instrument). Some debt instruments, such as zero coupon bonds or payment-in-kind bonds, do not pay current interest. Other debt instruments, such as certain mortgage-backed securities and other securitized instruments, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

Corporate Debt Instruments: Corporate debt instruments are debt instruments issued by corporations or similar entities.

U.S. Government Securities: U.S. Government securities are debt instruments issued or guaranteed as to the payment of principal and interest by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity, including mortgage-backed securities and other types of securitized instruments issued or guaranteed by such entities. Certain U.S. Government securities are not supported as to the payment of principal and interest by the full faith and credit of the U.S. Treasury or the ability to borrow from the U.S. Treasury. Some U.S. Government securities are supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security.

Foreign Government Securities: Foreign government securities are debt instruments issued, guaranteed, or supported, as to the payment of principal and interest, by foreign governments, foreign government agencies, foreign semi-governmental entities or supranational entities, or debt instruments issued by entities organized and operated for the purpose of restructuring outstanding foreign government securities. Foreign government securities may not be supported as to the payment of principal and interest by the full faith and credit of the foreign government.

Securitized Instruments: Securitized instruments are debt instruments that generally provide payments of principal and interest based on the terms of the instrument and cash flows generated by the underlying assets. Underlying assets include residential and commercial mortgages, debt instruments, loans, leases, and receivables. Securitized instruments are issued by trusts or other special purpose entities that hold the underlying assets. Certain securitized instruments offer multiple classes that differ in terms of their priority to receive principal and/or interest payments under the terms of the instrument. Securitized instruments include mortgage-backed securities, collateralized debt obligations, and other asset-backed securities. Certain mortgage-backed securities are issued on a delayed delivery or forward commitment basis where payment and delivery take place at a future date.

Inflation-Adjusted Debt Instruments: Inflation-adjusted debt instruments are debt instruments whose principal and/or interest are adjusted for inflation. Inflation-adjusted debt instruments issued by the U.S. Treasury pay a fixed rate of interest that is applied to an inflation-adjusted principal amount. The principal amount is adjusted based on changes in the Consumer Price Index. The principal due at maturity is typically equal to the inflation-adjusted principal amount, or to the instrument’s original par value, whichever is greater. Other types of inflation-adjusted debt instruments may use other methods of adjusting for inflation, and other measures of inflation. Other issuers of inflation-adjusted debt instruments include U.S. Government agencies, instrumentalities and sponsored entities, U.S. and foreign corporations, and foreign governments.

Real Estate-Related Investments: Real estate-related investments include REITs, issuers similar to REITs formed under the laws of non-U.S. countries, and other U.S. and foreign issuers that earn at least 50% of their gross revenues or net profits from real estate activities or from products or services related to the real estate sector. Real estate activities include owning, developing, managing, or acting as a broker for real estate. Examples of real estate products or services include building supplies and mortgage servicing. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests. Equity REITs invest most of their assets directly in U.S. or foreign real property, receive most of their income from rents and may also realize gains by selling appreciated property. Mortgage REITs invest most of their assets in real estate mortgages and receive most of their income from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

Commodity-Linked Derivatives: Commodity-linked derivatives are derivatives whose value is based on the value of a commodity, a commodity futures or option contract, a commodity index, or some other indicator that reflects the value of a particular commodity or commodity market or the difference between one or more commodities or commodity markets (“commodity indicator”). Commodity-linked derivatives include futures, options, and swaps.

When-Issued, Delayed Delivery, and Forward Commitment Transactions: When-issued, delayed delivery, and forward commitment transactions, including securities purchased or sold in the (TBA) market, involve a commitment to purchase or sell a security at a predetermined price or yield at which payment and delivery take place at a scheduled future date after an extended settlement period that is longer than the customary settlement period for the type of security to be purchased or sold in the transaction. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing or selling securities pursuant to one of these transactions, payment for the securities is not required until the delivery date. In the TBA market, mortgage-backed securities are purchased and sold at predetermined prices on a delayed delivery or forward commitment basis with the underlying securities to be announced at a future date.

Derivatives: Derivatives are financial contracts whose value is based on the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, currency, interest rate, credit rating, commodity, volatility measure, or index. Derivatives involve a counterparty to the transaction. Derivatives

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MFS Lifetime 2035 Fund

include futures, forward contracts, options, swaps, and certain complex structured securities.

Principal Risks

The yield and share price of the fund will change daily based on the performance of the underlying funds. Underlying fund performance will change daily based on changes in interest rates and market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund, including near or after the target year. There is no guarantee that the fund will provide income at or through retirement. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The significance of any specific risk to an investment in the fund will vary over time depending on the composition of the fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the fund.

The principal risks of investing in the fund are:

Allocation Risk: MFS' assessment of the risk/return potential of asset classes and underlying funds, and the resulting allocation among asset classes and underlying funds, may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Underlying Funds Risk: MFS' strategy of investing in underlying funds exposes the fund to the risks of the underlying funds. Each underlying fund pursues its own investment objective and strategies and may not achieve its objective. In addition to the fees and expenses the fund bears directly, shareholders of the fund will indirectly bear the fees and expenses of the underlying funds.

Investment Selection Risk: MFS' investment analysis, including its assessment of the intrinsic valuation of issuers, its development and use of quantitative models, and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. The quantitative models used by MFS (both proprietary and third-party) may not produce the intended results for a variety of reasons, including the factors used in the models, the weight placed on each factor in the models, changes from the market factors' historical trends, changing sources of market return or market risk, and technical issues or errors in the design, development, implementation, application, and maintenance of the models (e.g., incomplete, stale, or inaccurate data, human error, programming or other software issues, coding errors, and technology failures). In addition, MFS or the fund's other service providers may experience disruptions or operating errors that could negatively impact the fund.

Equity Market Risk: Equity markets are volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general. Different parts of the market and different types of securities can react differently to these conditions. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain changes or events, such as political, social, or economic developments, including political elections, increasing or negative interest rates or the U.S. government's inability at times to agree on a long-term budget and deficit reduction plan (which has in the past resulted and may in the future result in a government shutdown); market closures and/or trading halts; government or regulatory actions, including sanctions, the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; rapid technological developments or widespread adoption of emerging technologies (such as artificial intelligence (AI)); natural disasters; outbreaks of pandemic and epidemic diseases; terrorist attacks; war; and other geopolitical changes or events, can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market.

Company Risk: Changes in the financial condition of a company or other issuer, changes in specific market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, regulatory, geopolitical, environmental, public health, and other conditions can adversely affect the prices of investments. The value of an investment held by the fund may decline due to factors directly related to the issuer, such as competitive pressures, rapid technological developments or widespread adoption of emerging technologies (such as AI) impacting the issuer’s competitive position and making products and/or services obsolete, cybersecurity incidents, financial leverage, historical and/or prospective earnings, management performance, labor and supply shortages, investor perceptions, and other factors. The prices of securities of smaller, less well-known issuers can be more volatile than the prices of securities of larger issuers or the market in general. As certain emerging technologies like AI are used more widely, the profitability and growth of certain fund holdings may be impacted, which could significantly impact the overall performance of a fund. For example, issuers in which a fund invests may use and/or expand the use of AI in their business operations, and the challenges with properly managing its use could result in reputational harm, competitive harm, legal liability, and/or an adverse effect on business operations.

Growth Company Risk: The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Value Company Risk: The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

Debt Market Risk: Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets, or debt markets generally. Certain changes or events, such as political, social, or economic developments, including increasing and negative interest rates or the U.S. government's inability at times to agree on a long-term budget and deficit reduction plan (which has in the past resulted and may in the future result in a government shutdown); market closures and/or trading halts; government or regulatory actions, including sanctions, the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; rapid technological developments or widespread adoption of new technologies (such as AI); natural disasters; outbreaks of pandemic and epidemic diseases; terrorist attacks; war; and other geopolitical changes or events can have a

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MFS Lifetime 2035 Fund

dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or a segment of a debt market.

Interest Rate Risk: The price of a debt instrument typically changes in response to interest rate changes. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Inflationary price movements may cause fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk. Potential future changes in government and/or central bank monetary policy and action may also affect the level of interest rates. Monetary policy measures have in the past, and may in the future, exacerbate risks associated with rising interest rates. Interest rate risk is generally greater for fixed-rate instruments than floating-rate instruments and for instruments with longer maturities or durations, or that do not pay current interest. In addition, short-term and long-term interest rates, and interest rates in different countries, do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. The price of an instrument trading at a negative interest rate responds to interest rate changes like other debt instruments; however, an instrument purchased at a negative interest rate is expected to produce a negative return if held to maturity. Fluctuations in the market price of fixed-rate instruments held by the fund may not affect interest income derived from those instruments, but may nonetheless affect the fund's share price, especially if an instrument has a longer maturity or duration and is therefore more sensitive to changes in interest rates.

Inflation-adjusted debt instruments tend to react to changes in “real” interest rates. “Real” interest rates represent nominal interest rates reduced by the inflation rate.

Credit Risk: The price of a debt instrument depends, in part, on the issuer's or borrower's credit quality or ability to pay principal and interest when due. The price of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest, if the instrument's credit rating is downgraded by a credit rating agency, or based on other changes in, or perceptions of, the financial condition of the issuer or borrower. Debt instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could negatively affect the market value and liquidity of a debt instrument. For certain types of instruments, including derivatives, the price of the instrument depends in part on the credit quality of the counterparty to the transaction. For other types of debt instruments, including mortgage-backed securities and other securitized instruments, the price of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult.

Below investment grade quality debt instruments can involve a substantially greater risk of default or can already be in default, and their values can decline significantly over short periods of time. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and principal. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The market for below investment grade quality debt instruments can be less liquid, especially during periods of recession or general market decline.

Prepayment/Extension Risk: Many types of debt instruments, including mortgage-backed securities, securitized instruments, certain corporate debt instruments, and municipal housing bonds, and certain derivatives, are subject to the risk of prepayment and/or extension. Prepayment occurs when unscheduled payments of principal are made or the instrument is called or redeemed prior to an instrument’s maturity. When interest rates decline, the instrument is called, or for other reasons, these debt instruments may be repaid more quickly than expected. As a result, the holder of the debt instrument may not be able to reinvest the proceeds at the same interest rate or on the same terms, reducing the potential for gain. When interest rates increase or for other reasons, these debt instruments may be repaid more slowly than expected, increasing the potential for loss. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Inflation-Adjusted Debt Instruments Risk: Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. In addition, inflation-adjusted debt instruments may lose value in the event the actual rate of inflation is different than the rate of the applicable inflation index. If inflation is negative, principal and income both can decline. In addition, the measure of inflation used may not correspond to the actual rate of inflation experienced by a particular individual. Inflation-adjusted debt instruments are subject to the risk that the consumer price index or other relevant pricing index may be temporarily unavailable, discontinued, fundamentally altered by government action or otherwise, or substituted with an alternative index, which could adversely affect the fund’s investments and performance.

Focus Risk: Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions. These conditions include business environment changes; economic factors such as fiscal, monetary, and tax policies; inflation and unemployment rates; and government and regulatory changes. The fund's performance will be affected by the conditions in the industries, sectors, countries, and regions to which the fund is exposed. Furthermore, investments in particular industries, sectors, countries, or regions may be more volatile than the broader market as a whole.

Foreign Risk: Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. Political, social, diplomatic, and economic developments, U.S. and foreign government action, or the threat thereof, such as the imposition of currency or capital blockages, controls, or tariffs, economic and trade sanctions or embargoes, security trading suspensions, entering or exiting trade or other intergovernmental agreements, or the expropriation or nationalization of assets in a particular country, can cause dramatic declines in certain or all securities with exposure to that country and other countries. Sanctions, or the threat of sanctions, may cause volatility in regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the fund. In the event of nationalization, expropriation, confiscation or other government action, intervention, or restriction, the fund could lose its entire investment in a particular foreign issuer or country. Civil unrest, geopolitical tensions, armed conflicts, wars, and acts of terrorism are other potential risks that could adversely affect an investment in

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MFS Lifetime 2035 Fund

a foreign security or in foreign markets or issuers generally. Economies and financial markets are interconnected, which increases the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions. Less stringent regulatory, accounting, auditing, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries and with respect to certain types of investments, and can be particularly difficult against foreign governments. Changes in currency exchange rates can significantly impact the financial condition of a company or other issuer with exposure to multiple countries as well as affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those tied economically to emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions than the U.S. market. Investments in foreign issuers through depositary receipts generally involve risks applicable to other types of foreign investments. Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market.

Emerging Markets Risk: Investments tied economically to emerging markets, especially frontier markets (emerging markets that are early in their development), can involve additional and greater risks than the risks associated with investments in developed markets. Emerging markets typically have less developed economies and markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, less trading volume, less stringent investor protection and disclosure standards, less reliable settlement practices, greater government involvement in the economy, and greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments than developed countries. Financial and other disclosures by emerging market issuers may be considerably less reliable than disclosures made by issuers in developed markets. In addition, the Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, may not be able to inspect audit work papers in certain emerging market countries. Emerging markets can also be subject to greater political, social, geopolitical, and economic instability and more susceptible to environmental problems. In addition, many emerging market countries with less established health care systems have experienced outbreaks of pandemics or contagious diseases from time to time. These factors can make emerging market investments more volatile and less liquid than investments in developed markets.

Currency Risk: Changes in currency exchange rates can significantly impact the financial condition of a company or other issuer with exposure to multiple countries. In addition, a decline in the value of a foreign currency relative to the U.S. dollar reduces the value of the foreign currency and investments denominated in that currency. In addition, the use of foreign exchange contracts to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. The value of foreign currencies relative to the U.S. dollar fluctuates in response to, among other factors, interest rate changes, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory conditions in the United States or abroad. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other conditions.

Real Estate-Related Investment Risk: The risks of investing in real estate-related investments include certain risks associated with the direct ownership of real estate and the real estate industry in general. Real estate-related investments are affected by general, regional and local economic conditions; difficulties in valuing and disposing of real estate; and fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations, and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the REIT manager; and other factors. The real estate sector is particularly sensitive to economic downturns. During such periods, demand for property may decrease and prices may decline, which could impact the value of real estate-related investments. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts. Mortgage REITs may be affected by default or payment problems relating to underlying mortgages, the quality of credit extended and prepayments of the underlying mortgages. Equity and mortgage REITs could be adversely affected by failure to qualify for the favorable tax treatment available to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. The securities of small real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources. In addition, REITs may have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.

Commodity-Related Investments Risk: The value of commodity-related investments may be more volatile than the value of equity securities or debt instruments and may be affected by factors such as changes in overall market movements, commodity index volatility, changes in interest rates, currency fluctuations, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, geopolitical events, embargoes, tariffs, war, and international economic, political and regulatory developments. The price of a commodity-related investment may be affected by demand/supply imbalances in the market for the commodity or by demand/supply disruptions in major producing regions and changes in transportation, handling, and storage costs and capacity. Certain commodities may be produced in a limited number of states or countries and may be controlled by a small number of producers or groups of producers. As a result, political, economic, and supply-related events in such states and countries could have a disproportionate impact on the prices of such commodities. These imbalances and/or disruptions may be significant due to the length of time required to alter the supply of some commodities in response to changes in demand.

When-Issued, Delayed Delivery, and Forward Commitment Transaction Risk: The purchaser in a when-issued, delayed delivery or forward commitment transaction assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued or delivered as anticipated, and the seller loses the opportunity to benefit if the price of the security rises. When-issued, delayed delivery, and forward commitment transactions, including TBA transactions, can involve leverage.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to, and potentially greater than, the risks of the underlying indicator(s). Gains or losses from derivatives can be

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MFS Lifetime 2035 Fund

substantially greater than the derivatives’ original cost and can sometimes be unlimited. Derivatives can involve leverage. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types used by the fund. If the value of a derivative does not change as expected relative to the value of the market or other indicator to which the derivative is intended to provide exposure, the derivative may not have the effect intended. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Leveraging Risk: Certain transactions and investment strategies can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small change in an underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, including clearing organizations, or a third party responsible for servicing the instrument or effecting the transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction. If a counterparty or third party fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the fund could miss investment opportunities, lose value on its investments, or otherwise hold investments it would prefer to sell, resulting in losses for the fund.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market, or may not have an active trading market due to adverse market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, including trading halts, sanctions, or wars. Investors trying to sell large quantities of a particular investment or type of investment, or lack of market makers or other buyers for a particular investment or type of investment may also adversely affect liquidity. At times, all or a significant portion of a market may not have an active trading market. Without an active trading market, it may be difficult to value, and it may not be possible to sell, these investments and the fund could miss other investment opportunities and hold investments it would prefer to sell, resulting in losses for the fund. In addition, the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs, which could result in dilution of remaining investors' interests in the fund. The prices of illiquid securities may be more volatile than more liquid investments.

Large Shareholder Risk:  From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make (individually or collectively) relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's performance to the extent that the fund may be required to sell securities or invest cash at times it would not otherwise do so. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. The effects of taxable income and/or gains resulting from large redemptions of fund shares would particularly impact non-redeeming shareholders who do not hold their fund shares in a tax-advantaged or tax-exempt vehicle. To the extent that such transactions result in short-term capital gains, such gains will generally be taxed at the ordinary income rate for shareholders who hold fund shares in a taxable vehicle. In addition, a large redemption could result in the fund's current expenses being allocated over a smaller asset base, leading to an increase in the fund's expense ratio. Purchases of a large number of shares may adversely affect the fund's performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would. A number of circumstances may cause the fund to experience large redemptions or purchases, such as changes in the eligibility criteria for the fund or a share class of the fund; liquidations, reorganizations, repositionings, or other announced fund events; or changes in investment objectives, strategies, policies, risks or investment personnel.

Other Investment Strategies and Risks

Active and Frequent Trading: MFS may engage in active and frequent trading in pursuing the fund's principal investment strategies. Frequent trading may increase transaction costs, which can reduce the fund's return. Frequent trading can also increase the possibility of capital gain and ordinary distributions. Frequent trading can also result in the realization of a higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently. Because short-term capital gains are distributed as ordinary income, this would generally increase your tax liability unless you hold your shares through a tax-advantaged or tax-exempt vehicle.

Operational and Cybersecurity Risk: The fund and its service providers, and your ability to transact with the fund, may be negatively impacted due to operational matters arising from, among other issues, human errors, systems and technology disruptions or failures, fraudulent activities, or cybersecurity incidents. Operational issues and cybersecurity incidents may cause the fund or its service providers, as well as securities trading venues and other market participants, to suffer data corruption and/or lose operational functionality, and could, among other things, interfere with the processing of shareholder transactions, impair the ability to calculate the fund's net asset value per share, impede trading of portfolio securities, and result in the theft, misuse, and/or improper release of confidential information relating to the fund or its shareholders. Such operational issues and cybersecurity incidents may result in losses to the fund and its shareholders. Because technology is frequently changing, new ways to carry out cyberattacks continue to develop. In addition, the rapid development and increasingly widespread use of new technologies, including AI such as machine learning technology and generative AI models (AI technologies) could exacerbate these risks. Therefore, there is a chance that certain risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the ability of the fund and its service providers to plan for or respond to a cyberattack. Additionally, the use of AI technologies could impact the market as a whole, including through the use of AI by malicious actors for market manipulation, fraud, and cyberattacks. Information relating to the fund’s investments is delivered electronically, which can give rise to a number of risks, including, but not limited to, the risks that such communications may not be secure and may contain computer viruses or other defects, may not be accurately replicated on other systems, or may be intercepted, deleted or interfered with, without the knowledge of the sender or the intended recipient. Furthermore, geopolitical tensions could increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing.

Temporary Defensive Strategy: In response to adverse market, economic, industry, political, or other conditions, MFS may depart

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MFS Lifetime 2035 Fund

from the fund’s principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks: Information about investment strategies and investment types not described in the prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (SAI).

Management of the Fund

Investment Adviser

MFS, located at 111 Huntington Avenue, Boston, Massachusetts 02199, serves as the investment adviser for the fund. Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

The fund pays no management fee to MFS; however, the underlying funds pay management fees to MFS which are reflected under “Summary of Key Information-Fees and Expenses” above.

MFS has agreed in writing to bear the fund's expenses, excluding management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, investment-related expenses, and fees and expenses associated with investments in investment companies and other similar investment vehicles, or make payment to the fund, such that "Other Expenses" do not exceed 0.00% of the class' average daily net assets annually for each of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 shares, and (0.14)% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2027. During the term of this agreement, Class R6 shares will receive payments from MFS in excess of its "Other Expenses" in an amount equal to at least 0.14% of the class' average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement is available in the fund’s Form N-CSR filed with the SEC for the period ended October 31, 2025, and in the related financial statements posted online at funds.mfs.com.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $643 billion as of June 30, 2026.

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is available to you at mfs.com/openendfunds by selecting the fund's name:

Information	Approximate Date of Posting
Fund’s top 10 holdings as of each month’s end	11 days after month end
Fund’s top 10 equity holdings as of each month's end	11 days after month end
Fund's top 10 fixed income holdings as of each month's end	11 days after month end
Fund’s holdings of underlying MFS funds as of each month’s end	11 days after month end

Top 10 holdings, top 10 equity holdings, and top 10 fixed income holdings are aggregated disclosed holdings of the underlying MFS funds. Top 10 holdings exclude cash, cash equivalents, short-term investments, currency derivatives, and the cash portion of other derivatives.

Full holdings of the underlying MFS funds in which the fund invests are available 19 days after month end or 24 days after month end (depending on the underlying fund). The most recently disclosed full holdings of the underlying MFS funds are available by selecting an underlying fund’s name under “MFS Fund Holdings (%)” on the fund’s Website at mfs.com. For purposes of full holdings, cash, cash equivalents, and short-term investments are aggregated and currency derivatives and the cash portion of other derivatives are aggregated.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on mfs.com until at least the date on which the fund files a Form N-CSR or Form N-PORT for the period that includes the date as of which the mfs.com information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Benjamin Nastou	Portfolio Manager, General Oversight of a Team of Investment Professionals	Employed in the investment area of MFS since 2001
Natalie Shapiro	Portfolio Manager, General Oversight of a Team of Investment Professionals	Employed in the investment area of MFS since 1997
Erich Shigley	Portfolio Manager, General Oversight of a Team of Investment Professionals	Employed in the investment area of MFS since 2013

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor

MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides dividend and distribution disbursing and transfer

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MFS Lifetime 2035 Fund

agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for payments made to service providers that provide certain sub-accounting and other shareholder services (shareholder servicing payments) and its out-of-pocket expenses. No shareholder servicing payments are made for Class R6 shares.

Description of Share Classes

The fund offers Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, Class R4, and Class R6 shares through this prospectus. All classes of the fund have the same investment objective and investments, but each class has its own sales charge and expense structure. Your financial intermediary may also charge you additional fees, commissions, or other charges. You should consult with your financial intermediary to help you determine which class is most appropriate for you.

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Purchases of Class R1 and Class R2 shares are closed to new eligible investors. Existing eligible investors can make additional purchases and reinvest distributions in Class R1 and Class R2 shares in any account open. Existing eligible investors may also exchange their Class R1 and Class R2 shares for the same share class of another MFS fund, open new Class R1 and Class R2 share accounts in other MFS funds, or transfer some or all of the shares in their account to another account and such account will be treated as an open account. Subject to the approval of the fund’s Board of Trustees, the fund may in the future (i) close purchases of Class R1 and/or Class R2 shares to existing eligible investors; (ii) terminate and liquidate Class R1 and/or Class R2 shares; or (iii) convert Class R1 and/or Class R2 shares to another share class of the fund. Such actions may be undertaken without shareholder approval, but the fund expects to provide shareholders with at least 60 days’ notice before taking any such action.

Share Class Eligibility

Your financial intermediary is responsible for determining if you meet any share class eligibility requirements. MFS does not generally monitor any share class eligibility requirements.

Class A, Class B, and Class C shares do not have any share class eligibility requirements.

Class I shares generally are available only to the following eligible investors:

• certain retirement plans established for the benefit of employees and former employees of MFS or its affiliates;

• defined benefit retirement plans, endowments, or foundations;

• bank trust departments or law firms acting as trustee or manager for trust accounts;

• investors who purchase shares through asset-based fee programs available through financial intermediaries;

• employees and former employees of MFS and its subsidiaries who were employed by MFS or its subsidiaries on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons' spouses or legal equivalents under applicable state law; and

• trustees and former trustees of any investment company for which MFD serves as a distributor and who served as trustee on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons' spouses or legal equivalents under applicable state law.

Class I shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class I shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class I shares through such programs. In addition, Class I shares are available to investors whose Class A, Class B, or Class C shares have been converted to Class I shares as a result of no financial intermediary being specified on the investor's account. (Please see "Conversion Among Share Classes" below.)

Class R1, Class R2, Class R3, and Class R4 shares generally are available only to eligible retirement plans (401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level (“Employer Retirement Plans”)), and health savings accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the fund at an omnibus level.

Class R1, Class R2, Class R3, and Class R4 shares generally are not available to traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, salary reduction only 403(b) plans, and Section 529 tuition plans.

Class R6 shares generally are available only to the following eligible investors:

• Employer Retirement Plans;

• health savings accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the fund at an omnibus level;

• investment companies distributed by MFD;

• endowments and foundations, local, city and state agencies (or entities acting on their behalf), corporations and other institutional investors;

• funded welfare benefit plans (e.g., Voluntary Employees' Beneficiary Association (VEBA) and Other Post-Employment Benefits (OPEB) plans);

• unaffiliated registered investment companies;

• collective investment trusts;

• investors who purchase shares through asset-based fee programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs;

• Section 529 tuition plans that have entered into an agreement with MFD to purchase Class R6 shares; and

• MFS Development Funds, LLC, pooled investment vehicles established by MFS for the purpose of establishing a performance record to enable MFS and its subsidiaries to offer such vehicle’s investment style to clients.

Class R6 shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class R6 shares and investors who purchase shares through

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MFS Lifetime 2035 Fund

brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs.

Conversion Among Share Classes

If you hold Class B shares for approximately eight years, they will convert to Class A shares of the fund. For purposes of calculating the conversion date, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.

All Class B shares you acquire through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any Class B shares in your account convert to Class A shares, a proportionate number of the Class B shares in the sub-account will also convert to Class A shares.

For shareholders invested in Class B shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period. The automatic conversion of Class B shares to Class A shares will not apply to shares held through financial intermediaries that do not track the length of time that a shareholder has held such shares. Please consult your financial intermediary for more information.

If you hold Class C shares for approximately eight years, they will convert to Class A shares of the fund. For purposes of calculating the conversion date, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.

All Class C shares you acquire through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any Class C shares in your account convert to Class A shares, a proportionate number of the Class C shares in the sub-account will also convert to Class A shares.

For shareholders invested in Class C shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period. The automatic conversion of Class C shares to Class A shares will not apply to shares held through financial intermediaries that do not track the length of time that a shareholder has held such shares. In addition, for shareholders invested in Class C shares through a financial intermediary, Class C shares may be automatically exchanged for Class A shares of the fund under the policies of the financial intermediary, as described in Appendix A of this prospectus.  It is solely the responsibility of the respective financial intermediary to administer and support such transactions. Please consult your financial intermediary for more information.

Class C shareholders of the fund may be able to convert their shares to Class A shares of the fund if their financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD. Class C shareholders also may be able to convert their Class C shares not subject to a CDSC to Class I shares of the fund if they satisfy eligibility requirements of Class I shares.

Shareholders may be able to convert between Class A shares and Class I shares of the fund if they satisfy eligibility requirements for the other class, if any. Class I shareholders may be able to convert their Class I shares to Class R6 shares of the fund if they satisfy eligibility requirements of Class R6 shares.

Class A, Class B, or Class C shares in an account held directly with MFSC for which no financial intermediary is specified will be periodically converted to Class I shares as authorized by MFD. If your Class A, Class B, or Class C shares are converted to Class I shares pursuant to this conversion feature, all future purchases in your account will be invested in Class I shares. Shareholders will generally be provided with written notice at least 30 days prior to a conversion of their Class A, Class B, or Class C shares to Class I shares.

If a shareholder converts from one share class to another share class of the fund, as described above, the transaction will be based on the respective net asset value of each class as of the trade date for the conversion. Consequently, the converting shareholder may receive fewer shares or more shares than originally owned, depending on that day’s net asset values. The total value of the initially held shares, however, will equal the total value of the converted shares received. A conversion between share classes in the same fund, as described above, is a nontaxable event for U.S. federal income tax purposes.

Sales Charges and Waivers and Reductions

You may be subject to an initial sales charge when you purchase Class A shares, or a CDSC when you redeem Class A, Class B, or Class C shares. These sales charges are paid to MFD.

You may qualify for a sales charge waiver or reduction when you purchase or redeem shares. The waivers or reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction. Further details regarding these waivers and reductions are provided in Appendix A of this prospectus. It is your responsibility to inform your financial intermediary or MFSC upon purchasing fund shares of your eligibility for a sales charge waiver or reduction. Waivers or reductions may be eliminated, modified, and added at any time without providing advance notice to shareholders.

Class A Shares. You may purchase Class A shares at the offering price (which includes the applicable initial sales charge).

The amount of the initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest, as follows:

	INITIAL SALES CHARGE AS PERCENTAGE OF:
Amount of Purchase	GROSS PURCHASE AMOUNT (OFFERING PRICE*)	NET AMOUNT INVESTED
Less than $50,000	5.75%	6.10%
$50,000 but less than $100,000	4.75%	4.99%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.75%	2.83%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 or more	None	None

* Offering price is calculated by dividing the net asset value of a share by the difference between 1 and the initial sales charge percentage. Because the offering price is rounded to two decimal places, actual sales charges you pay may be more or less than those calculated using these percentages.

You may purchase Class A shares without an initial sales charge when you invest $1 million or more in Class A shares. However, for purchasers other than Employer Retirement Plans, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 18 months of purchase.

Purchases of the fund and exchanges out of the fund are subject to the MFS funds’ policies concerning disruptive trading practices.

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MFS Lifetime 2035 Fund

This includes exchanges out of the fund within a short period of time after purchase for the purpose of avoiding a higher initial sales charge on the MFS fund into which you exchange. The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order believed to represent frequent or other disruptive trading. In such situations, the MFS funds may prohibit future purchases from you and/or the financial intermediary associated with your account. See “How to Purchase, Redeem, and Exchange Shares—Disruptive Trading” for more information regarding MFS funds’ policies concerning disruptive trading practices.

Class B Shares. Class B shares are not subject to an initial sales charge, but if you redeem your shares within the first six years after purchase, you may be subject to a CDSC (declining from 4% during the first year to 0% after six years).

The CDSC is imposed according to the following schedule:

Year of redemption after purchase	1st	2nd	3rd	4th	5th	6th	7th
Contingent deferred sales charge	4%	4%	3%	3%	2%	1%	0%

Class C Shares. You may purchase Class C shares at net asset value without an initial sales charge. However, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 12 months of your purchase.

Class I Shares. Eligible investors may purchase Class I shares at net asset value without an initial sales charge or a CDSC upon redemption.

Class R1, Class R2, Class R3, Class R4, and Class R6 Shares. Eligible investors may purchase Class R1, Class R2, Class R3, Class R4, and Class R6 shares at net asset value without an initial sales charge or a CDSC upon redemption.

Calculation Of CDSC. As discussed above, certain investments in Class A, Class B, and Class C shares are subject to a CDSC. For purposes of calculating the CDSC, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the CDSC, if you sell only some of your shares, shares not subject to a CDSC are sold first, followed by shares held the longest.

Shares acquired through reinvestment of distributions are not subject to a CDSC.

Distribution and Service Fees

The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Distribution Plan”). Under the Distribution Plan, the fund pays distribution and/or service fees to MFD to support the sale and distribution of Class A, Class B, Class C, Class R1, Class R2, and Class R3 shares, and/or shareholder servicing and account maintenance activities. These distribution and/or service fees equal on an annual basis up to the following maximum percentages of average daily net assets of the class:

CLASS	MAXIMUM DISTRIBUTION FEE	MAXIMUM SERVICE FEE	MAXIMUM TOTAL DISTRIBUTION AND SERVICE FEE
Class A	0.00%	0.25%	0.25%
Class B	0.75%	0.25%	1.00%
Class C	0.75%	0.25%	1.00%
Class R1	0.75%	0.25%	1.00%
Class R2	0.25%	0.25%	0.50%
Class R3	0.00%	0.25%	0.25%

These fees are paid out of fund assets of the applicable class of shares. Because these fees are an ongoing expense of the fund, they increase the cost of your investment over time and may cost you more than other types of sales charges.

MFD has voluntarily agreed to rebate to the class a portion of such class' 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to seed money of MFS or an affiliate.

The fund has not adopted a Rule 12b-1 plan with respect to its Class I, Class R4, or Class R6 shares.

Financial Intermediary Compensation

The term "financial intermediary" refers to any broker/dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, third-party administrator, insurance company, consultant, and any other institution having a selling, administration, or any similar agreement with MFD, MFS, or any of their affiliates.

Financial intermediaries receive various forms of compensation in connection with the sale of shares of a fund and/or the servicing of shareholder accounts. Financial intermediaries receive such compensation (i) in the form of up-front commissions and ongoing asset-based compensation paid by MFD based on sales charges received and expected to be received by MFD from shareholders and Distribution Plan distribution and service payments received by MFD from the fund, (ii) in the form of shareholder servicing payments paid by an affiliate of MFD based on the receipt of such payments by MFD or its affiliates from the fund, and/or (iii) in the form of payments paid by MFD from MFD’s own additional resources, which may be made to the financial intermediary or its affiliate.

Financial intermediaries receive up-front commissions of up to the following percentage amount(s) for sales of the following share class(es):

SHARE CLASS	UP FRONT COMMISSION AS A PERCENTAGE OF OFFERING PRICE
Class A	5.75%
Class B	3.75%
Class C	1.00%

In addition, certain financial intermediaries receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to participate in MFD’s promotional efforts and/or in recognition of their marketing support, administrative services, and/or transaction processing support, which may be made to the financial intermediary or its affiliate. This compensation from MFD is not reflected in the "Fees and Expenses" table in the fund's prospectus. MFD compensates financial intermediaries based on factors including, but not limited to, the distribution potential of the financial intermediary, the types of products and programs offered by the financial intermediary, eligibility for placement on the financial intermediary's preferred or recommended list, the financial and contractual terms with the financial intermediary, the level and/or type of marketing and administrative support provided by the financial intermediary, and the quality of the overall relationship

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MFS Lifetime 2035 Fund

with the financial intermediary. Additionally, MFD normally considers factors such as the level of assets attributable to the financial intermediary, the level of redemptions by the financial intermediary, the level of access to the financial intermediary's representatives and management, the ability to educate the representatives of the financial intermediary about the MFS funds, and the number of representatives of the financial intermediary potentially utilizing the MFS funds with their clients.

MFD makes these additional payments to financial intermediaries for marketing support and administrative services with respect to fund shares sold or held through the financial intermediary's distribution network and/or through programs such as retirement programs, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. MFD also makes payments to certain financial intermediaries to help offset the costs associated with client account maintenance support, statement preparation, and transaction processing. To the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and other applicable laws and regulations, MFD makes other payments or allows other promotional incentives or payments to financial intermediaries.

The types of payments described above are not exclusive and such payments can be significant to the financial intermediary. In addition, the compensation that financial intermediaries receive may vary by class of shares sold and among financial intermediaries. Depending upon the arrangements in place at any particular time, financial intermediaries may have a financial incentive to recommend a particular fund or share class when a less expensive option with the same or similar characteristics is available or to recommend MFS funds instead of other funds that generate less or no compensation for the financial intermediary. Likewise, such compensation could create incentives for the financial intermediary to hold an investment longer than might be appropriate, or conversely, to make more frequent exchanges or other transactions than might be necessary.

You can find further details in the SAI about the payments made by MFD and its affiliates and the services provided by financial intermediaries. Financial intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You should ask your financial intermediary for information about any payments it receives from MFD and its affiliates and any services it provides, as well as about fees and/or commissions it charges you. Financial intermediaries that sell fund shares may also act as a broker/dealer in connection with an MFS fund's purchase or sale of portfolio securities. However, the fund and MFS do not consider financial intermediaries’ sales of shares of an MFS fund as a factor when choosing broker/dealers to effect portfolio transactions for the MFS funds.

How To Purchase, Redeem, and Exchange Shares

You may purchase, redeem, and exchange shares of the fund in the manner described below. The fund is generally only available to U.S. residents with a valid U.S. tax identification number (and to certain other qualified investors). If you buy or sell shares of the fund through a retirement account, Section 529 tuition plan, or financial intermediary, the procedures for buying, selling, and exchanging shares of the fund and the features, policies, and fees may differ from those discussed in this prospectus. Investment minimums may be waived or reduced for certain types of investors and investments and your financial intermediary may have additional minimums.

How to Purchase Shares

Your shares will be bought at the offering price (the net asset value per share plus any applicable initial sales charge) next calculated after your purchase order is received in proper form. Your financial intermediary is responsible for transmitting your purchase order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any purchase order that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of purchase; contact MFSC if you have questions about your particular circumstances. Certain restrictions apply to the use of a transfer on death registration. You or your financial intermediary should contact MFSC to obtain a Transfer on Death registration form and for information regarding MFSC’s other requirements for transfer on death registrations. If payment for a purchase order is not received by the time required under applicable law, your purchase order may be cancelled and your financial intermediary could be liable for any costs or losses.

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders. The fund may stop offering shares completely, or may offer shares only on a limited basis, for a period of time or permanently.

The fund is required by law to obtain from you certain information that will be used to verify the identity of the account owner. If you do not provide the information, the fund will not be able to open your account. The fund must also take certain steps to verify that the account information you provide is correct.

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Purchases of Class R1 and Class R2 shares are closed to new eligible investors. Existing eligible investors can make additional purchases and reinvest distributions in Class R1 and Class R2 shares in any account open. Existing eligible investors may also exchange their Class R1 and Class R2 shares for the same share class of another MFS fund, open new Class R1 and Class R2 share accounts in other MFS funds, or transfer some or all of the shares in their account to another account and such account will be treated as an open account. Subject to the approval of the fund’s Board of Trustees, the fund may in the future (i) close purchases of Class R1 and/or Class R2 shares to existing eligible investors; (ii) terminate and liquidate Class R1 and/or Class R2 shares; or (iii) convert Class R1 and/or Class R2 shares to another share class of the fund. Such actions may be undertaken without shareholder approval, but the fund expects to provide shareholders with at least 60 days’ notice before taking any such action.

Class A, Class B, and Class C Shares. You can establish an account by having your financial intermediary process your purchase or by contacting MFSC directly.

Purchases of Class B shares are subject to a total account value limitation at the time of purchase of $99,999, and purchases of Class C shares are subject to a total account value limitation at the time of purchase of $999,999. If your existing accounts for all share classes held with the MFS funds have a total value equal to $99,999 for Class B share purchases or $999,999 for Class C share purchases, you will not be able to purchase Class B or Class C shares, as applicable. For the purpose of determining your total account value, existing accounts for all share classes held with the MFS funds that are linked under a Letter of Intent or Right of Accumulation will be included.

The fund or its agents may at their discretion accept a purchase request for Class B shares or Class C shares that would otherwise exceed the total account value limitation of $99,999 and $999,999,

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respectively, under certain circumstances, including purchases by certain types of group or sponsored retirement plans.

Class I Shares. You can establish an account through your MFD representative, by having your financial intermediary process your purchase, or by contacting MFSC directly.

Class R1, Class R2, Class R3, Class R4, and Class R6 Shares. You can establish an account through your financial intermediary or by contacting MFSC directly. For Class R6 investors, you can also establish your account through your MFD representative.

Additional Purchases

You may purchase additional shares through your financial intermediary or MFSC.

Additional Purchases Directly Through MFSC.

• Mail. You may purchase additional shares by mailing a check with your investment instructions to MFSC.

• Telephone. You may purchase additional shares by phone from your pre-designated bank account. You must elect this privilege on your account application or service application. Purchases via telephone are not available for certain types of accounts.

• Internet. You may purchase additional shares from a pre-designated bank account via the Internet at mfs.com (MFS Access). You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Purchases via the Internet are not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares, and certain types of accounts.

• Wire. To purchase additional shares by wire, call MFSC for instructions.

• Automatic Investment Plan. You may purchase additional shares by automatically investing a designated amount from your checking or savings account on any day of the month. You must elect this privilege on your account application or service application.

Additional Purchases Through Your Financial Intermediary. You can have your financial intermediary purchase shares on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

How to Redeem Shares

Your shares will be sold at the net asset value per share next calculated after your redemption order is received in proper form, minus any applicable CDSC and/or other fees. Your financial intermediary is responsible for transmitting your redemption order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any redemption request that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of redemption; contact MFSC if you have questions about your particular circumstances.

In certain circumstances, you will need to have your signature guaranteed and/or submit additional documentation to redeem your shares. In general, no signature guarantee is required for a redemption order for up to $100,000 that is signed by all owners or fiduciaries identified in the account registration, paid as registered, and mailed to the address of record. However, if you have changed your address of record within 30 days of your redemption order, a Medallion signature guarantee will generally be required. A Medallion signature guarantee will also generally be required if you want to send your redemption proceeds to a pre-designated bank account that was added or changed on your account within 30 days of your redemption order.

The fund typically processes your redemption proceeds, after your request is received in proper form, by the end of the next business day for payment by wire and payment processed through DTCC's Defined Contribution Clearance & Settlement System or Fund/SERV system (financial intermediaries can choose to have payments processed through the Fund/SERV system by the end of the second business day instead of the next business day), and by the end of the second business day for payment by check and Automated Clearing House. However, the fund may delay processing your redemption request for up to seven days. Under unusual circumstances, such as when the NYSE is closed, trading on the NYSE is restricted, or as permitted by the SEC, the fund may suspend redemptions or postpone payment for more than seven days.

If you recently purchased shares and subsequently request a redemption, redemption proceeds (other than in an exchange) for the shares you recently purchased will generally be delayed until money from such purchases sufficient to cover your redemption has been received and collected. Receiving and collecting payment can take up to seven business days after a purchase. You can avoid this delay by purchasing shares by wire transfer.

The fund typically expects to meet redemption requests by holding cash and/or cash equivalents, selling investments, and using overdraft provisions or lines of credit. The fund may also meet redemption requests by redeeming shares in kind for large redemptions or during stressed market conditions. If, during any 90-day period, you redeem shares in an amount greater than the lesser of $250,000 or 1% of fund net assets, and if MFS determines it to be feasible and appropriate, the fund may pay the redemption amount above such threshold by a distribution in kind of portfolio securities (redemption in kind). In the event that the fund makes a redemption in kind, you should expect to incur brokerage and other transaction charges when converting the securities to cash, and the securities will likely increase or decrease in value before you sell them.

You may redeem your shares either by having your financial intermediary process your redemption or by contacting MFSC directly.

Redeeming Directly Through MFSC.

• Mail. To redeem shares by mail, you can send a letter, or the applicable redemption form, to MFSC with the name of the fund, your account number, and the number of shares or dollar amount to be redeemed. MFSC currently charges a fee to send your proceeds via overnight mail.

• Telephone. If a signature guarantee is not required, you can call MFSC to have shares redeemed from your account and proceeds mailed to the address of record on the account. MFSC currently charges a fee to send your proceeds via overnight mail. You can also call MFSC to have shares redeemed from your account and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application if you wish to have proceeds sent to your bank account. Telephone redemptions are not available for certain types of accounts.

• Internet. If a signature guarantee is not required, you can have shares redeemed from your account via the Internet at mfs.com (MFS Access) and the proceeds

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mailed to the address of record on the account. You can also have shares redeemed from your account via MFS Access and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Redemptions via the Internet are not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares, and certain types of accounts.

• Systematic Withdrawal Plan (not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares). If you have a balance of at least $5,000 in your account in the fund, you may elect to automatically receive (or designate someone else to receive) regular periodic payments (of at least $50 if by check) through an automatic redemption of such classes. The fund may terminate any Systematic Withdrawal Plan for an account if the value of the account falls below $5,000 as a result of share redemptions (other than as a result of a Systematic Withdrawal Plan). Please contact MFSC or your financial intermediary for details.

Redeeming Through Your Financial Intermediary. You can have your financial intermediary process a redemption on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

Signature Guarantee/Additional Documentation. If a Medallion signature guarantee is required, your signature may be guaranteed by an eligible bank, broker/dealer, credit union, national securities exchange, registered securities association, clearing agency, or savings association that participates in a Medallion program recognized by the Securities Transfer Association. MFSC may require additional documentation for certain types of registrations and under certain circumstances. Signature guarantees and this additional documentation shall be accepted in accordance with policies established by MFSC, and MFSC may, at its discretion, change and make certain exceptions to these requirements. Please contact MFSC with any questions and for the requirements for your particular situation.

Share Certificates. If certificates are outstanding for your shares, you may only redeem such shares by mailing the certificates to MFSC. Telephone, electronic, and systematic withdrawal plan redemptions and checkwriting are not available if certificates are outstanding for your shares.

Involuntary Redemptions. Because it is costly to maintain small accounts, the MFS funds have reserved the right to redeem your Class A, Class B, Class C, or Class I shares without your permission when your account contains less than $500 for any reason, including market fluctuation. Before the fund makes such a redemption, you will be notified and given 60 days to increase your investment to at least $500. Certain accounts are not subject to these provisions. Any applicable CDSC will be waived for shares redeemed due to the small size of a shareholder's account.

In addition, the MFS funds have reserved the right to redeem your shares without your permission in cases of threatening conduct or suspicious, fraudulent, or illegal activity. Any applicable CDSC will be assessed upon redemption of your shares.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund.

Exchange Privilege. You can exchange your shares for shares of the same class, if available, of most other MFS funds at their respective net asset values by having your financial intermediary process your exchange request or by contacting MFSC directly.

You can exchange your Class A shares and your Class I shares for shares of MFS U.S. Government Money Market Fund, if available, according to the terms of such fund’s prospectus.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC.

You should read the prospectus of the MFS fund into which you are exchanging and consider the differences in investment objectives, policies, and risks, and in fees and expenses, before making an exchange. The exchange privilege may be changed or discontinued at any time, and all exchanges are subject to certain limitations and the MFS funds’ policies concerning disruptive trading practices, which are designed to protect the funds and their shareholders from the harmful effects of frequent trading. No more than ten exchanges may be made in any one exchange request by telephone.

The MFS funds allow certain financial intermediaries to place exchange orders on behalf of a group of their discretionary investment advisory clients (“group exchange orders”). As with any exchange request, the funds and their agents reserve the right to reject any group exchange order, and the funds’ agents will generally reject any group exchange order received by the funds or their agents after 1 p.m., Eastern time. In addition, MFD has agreements with certain financial intermediaries which set forth the terms and conditions under which group exchange orders may be placed by these financial intermediaries. These conditions may be more restrictive than those applicable to individual exchange orders, and may include the requirement to provide the funds or their agents with advance notice of group exchange orders.

Automatic Exchange Plan (not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares). If you have a balance of at least $2,000 in your account in the fund, you may participate in the automatic exchange plan, a dollar-cost averaging program. This plan permits you to make automatic periodic exchanges from your account in the fund for shares of the same class of other MFS funds. Exchanges will generally be made at net asset value without any sales charges; however, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares.

Disruptive Trading

General Purchase and Exchange Limitation Policy. The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In the event that MFSC rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC's judgment, in consultation with MFS, as appropriate, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

Disruptive Trading Risks. To the extent that the MFS funds or their agents are unable to curtail disruptive trading practices in a fund (e.g., disruptive frequent trading) or to the extent there are large or frequent redemptions in a fund, these purchases and/or redemptions can interfere with the efficient management of the fund's portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

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Frequent Trading. The fund is not intended to serve as a vehicle for frequent trading. The Board of Trustees of the fund has adopted the purchase and exchange limitation policy described below, which it believes is reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce this policy, subject to oversight by the Board of Trustees. The fund may alter its policies at any time without notice to shareholders.

MFSC will generally restrict, reject or cancel purchase and exchange orders into the fund if MFSC determines that an accountholder has made two exchanges, each in an amount of $25,000 or more, out of an account in the fund during a calendar quarter (“two exchange limit”). This policy does not apply to Section 529 tuition plans and MFS money market funds, or to exchanges initiated by a retirement plan trustee or sponsor rather than by a plan participant, and other similar non-discretionary exchanges (e.g., in connection with fund mergers/acquisitions/liquidations). MFSC may make exceptions to this policy if, in its judgment, the transaction does not represent frequent trading activity, such as purchases made through systematic purchase plans (but not systematic exchange plans), payroll contributions, or distribution investment programs. In applying this policy, MFSC considers the information available to it at the time and reserves the right to consider trading effected through multiple accounts that are under common ownership, control, or influence to be trading out of a single account.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the accountholder (e.g., an accountholder who on the same day exchanges $26,000 from the fund into two other MFS funds, by exchanging $13,000 into each of the two MFS funds, will be viewed as having made one exchange transaction exceeding $25,000 in value).

Omnibus accounts, in which shares are held in the name of a financial intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among certain financial intermediaries such as brokers, retirement plans, investment advisers, and insurance companies.

Financial intermediaries are required to reject any purchase or exchange orders in the fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading (“Waived Financial Intermediary”). With respect to Waived Financial Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the fund by the customers of such Waived Financial Intermediary, including requesting underlying shareholder account data more frequently than from other financial intermediaries.

With respect to omnibus accounts that provide MFSC with underlying shareholder data daily, MFSC will apply the two exchange limit directly to underlying shareholders. For all other accounts which MFSC determines are omnibus accounts, MFSC will apply the two exchange limit to the omnibus account itself. Applying the two exchange limit to the omnibus account itself will not necessarily detect violations of the two exchange limit by underlying shareholders. If the financial intermediary associated with an omnibus account that has triggered the two exchange limit demonstrates to MFSC, as determined in MFSC’s sole discretion, that no single underlying shareholder triggered the two exchange limit, then MFSC will remove any restrictions, rejections, or cancellations imposed on the account. If the financial intermediary demonstrates to MFSC that a single underlying shareholder triggered the two exchange limit and that the financial intermediary itself will apply applicable restrictions, rejections, or cancellations to that underlying shareholder, MFSC will likewise remove any restrictions, rejections, or cancellations imposed on the omnibus account. Otherwise, MFSC will continue to apply the two exchange limit to the omnibus account.

Certain financial intermediaries may use procedures to restrict frequent trading by their customers who invest in the fund while others may not employ any procedures to restrict frequent trading. Such procedures, if any, may be less restrictive than the fund’s purchase and exchange limitation policy, may permit transactions not permitted by the fund’s purchase and exchange limitation policy, including transactions in excess of the two exchange limit, and/or may prohibit transactions not subject to the fund’s purchase and exchange limitation policy. You should consult your financial intermediary about any restrictions it imposes on frequent trading.

There is no assurance that MFSC will be able to detect or prevent frequent trading. Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for detecting frequent trading, including reviewing transactions (including exchanges) that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that occur close in time to other transactions in the same account or in multiple accounts that are under common ownership, control, or influence. Any or all of these parameters (including those not listed) may change at any time. If MFSC detects suspicious trading activity at the omnibus account level, it will contact the financial intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading that is disruptive to a fund. However, the underlying shareholder data received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If disruptive frequent trading is identified, MFSC will take appropriate action, such as requesting the financial intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the financial intermediary. In reviewing trading activity, MFSC may determine that certain transactions entered into for legitimate purposes do not represent frequent trading activity that is disruptive to a fund.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts. MFSC expects to request underlying shareholder data based on its assessment of the likelihood of frequent trading by underlying shareholders among other factors. MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other financial intermediaries. There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

Other Considerations

Unauthorized Transactions. MFS will not be responsible for losses that result from unauthorized transactions unless MFSC does not follow procedures reasonably designed to verify your identity. If an account has more than one owner or authorized person, MFSC will accept telephone and online instructions from any one owner or authorized person, except MFSC will require instructions for a redemption from all trustees of trust accounts registered with

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multiple trustees. It is important that you contact MFSC immediately about any transactions made through MFSC you believe to be unauthorized.

Ability to Contact MFSC. Certain methods of contacting MFSC, such as by mail, telephone, or electronically, may be unavailable or delayed (for example, after natural disasters, during periods of significant/major political, social, or economic instability, or in the event of a cybersecurity incident).

Unclaimed Accounts and Uncashed Checks. If your account has no activity for a certain period of time, mail sent to you on behalf of the fund is returned by the post office, and/or you fail to cash a check associated with your account within a certain period of time, the fund may be required to transfer your account and any assets related to uncashed checks to the appropriate state under unclaimed property rules that provide for transfer to the state (also known as “escheatment”) of unclaimed property. To avoid such action, it is important to keep your account address up to date, periodically communicate with the fund, MFSC, or your financial intermediary, and cash checks associated with your account in a timely manner. If you invest in a fund through a financial intermediary, we encourage you to contact the financial intermediary regarding applicable state unclaimed property laws. Please check your state’s unclaimed or abandoned property website for specific information. When a traditional IRA account is transferred to a state as abandoned property, the Internal Revenue Service (the IRS) considers the transfer a taxable distribution subject to U.S. federal income tax withholding and reporting. The fund and MFSC will not be liable to shareholders or their representatives for good faith compliance with abandoned property laws.

Reservation of Other Rights. In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws, and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Anti-Money Laundering Restrictions. U.S. law requires the fund to implement policies and procedures reasonably designed to prevent, detect, and report money laundering and other illegal activity. The fund, consistent with applicable U.S. law, may redeem your shares and close your account; suspend, restrict, or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if MFSC is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures. Any applicable CDSC will be assessed upon redemption of your shares.

Confirmations in Quarterly Statements. Transactions made under certain periodic investment and withdrawal programs (including reinvestment plans) will be confirmed on quarterly account statements.

Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the fund does not transact purchase and redemption orders. To the extent the fund's assets are traded in other markets on days when the fund does not price its shares, the value of the fund's assets will likely change when you will not be able to purchase or redeem shares of the fund.

To determine net asset value, the fund’s investments for which reliable market quotations are readily available are valued at market value, and funds in which the fund invests are generally valued at their net asset value per share. Certain short term debt instruments may be valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments to MFS pursuant to the fund's valuation policy and procedures approved by the Board of Trustees. The Board of Trustees has designated MFS as the "valuation designee" of the fund. As valuation designee, MFS will determine the fair value, in good faith, of securities and other instruments held by the fund for which market quotations are not readily available and, among other things, will assess and manage material risks associated with fair value determinations, select, apply, and test fair value methodologies, and oversee and evaluate pricing services used in valuing the fund's investments. If MFS determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by MFS in accordance with the fair valuation policy and procedures adopted by MFS.

Under the fund's valuation policy and procedures, market quotations are not considered to be readily available for debt instruments and many types of derivatives. These investments are generally valued at fair value as determined by MFS based on information from third-party pricing services or otherwise determined by MFS in accordance with its fair valuation policy and procedures. These valuations can be based on both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads, and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but the fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions.

In addition, investments may be valued at fair value if MFS determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, foreign equity securities may often be valued at fair value. MFS generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost, and investment characteristics of

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MFS Lifetime 2035 Fund

the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment.

The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Distributions

The fund intends to declare and pay any dividends to shareholders at least annually.

Any capital gains are distributed at least annually.

Distribution Options

The following distribution options are generally available for Class A, Class B, Class C, and Class I shares:

• Dividend and capital gain distributions automatically reinvested in additional shares (this option will be assigned if no other option is specified);

• Dividend distributions in cash; capital gain distributions automatically reinvested in additional shares;

• Dividend and capital gain distributions in cash; or

• Dividend and capital gain distributions automatically reinvested into the same class of shares of another MFS fund (not available for Class B shares).

Not all options are available for every class or every account.

Dividends and capital gain distributions for Class R1, Class R2, Class R3, Class R4, and Class R6 shares can only be reinvested in additional shares of the fund, except with respect to Class R6 shares, (i) certain institutional shareholders, (ii) shareholders who purchase shares through brokerage programs of certain financial intermediaries, and (iii) shareholders who purchase shares through asset-based fee programs of certain financial intermediaries may elect any of the other distribution options described above.

The distribution option for accounts with dividend distributions of less than $10 generally will be changed to reinvestment in additional shares of the fund. If you have elected to receive distributions in cash, and the postal service is unable to deliver checks to your address of record, or you do not respond to mailings from MFSC with regard to uncashed distribution checks, your distribution option may be converted to having all distributions reinvested in additional shares. You should contact MFSC to change your distribution option, and your request to do so must be received by MFSC before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund will have on your particular tax situation, including possible U.S. federal, state, and local and non-U.S. taxes. This discussion does not apply to shares of the fund held through tax-advantaged accounts such as retirement plans or by shareholders that are not "United States persons" under the Internal Revenue Code of 1986, as amended (the Internal Revenue Code).

The fund expects to distribute substantially all of its income and gains annually. Distributions from the fund are taxable whether you receive them in cash or reinvest them in additional shares. If you buy shares when the fund has realized but not yet distributed ordinary income or capital gains, you will pay full price for the shares and then receive a portion back as a taxable distribution if you continue to hold the shares through that distribution’s record date.

Any gain resulting from the redemption, sale, or exchange of your shares will generally also be subject to tax.

For U.S. federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the fund owned or is deemed to have owned the investments that generated them, rather than how long you have owned your shares of the fund. Distributions of gains from the sale of investments that the fund owned for more than one year and that are properly reported by the fund as capital gain dividends will be treated as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. Distributions of gains from the sale of investments that the fund owned for one year or less will be taxable as ordinary income. If some or all of the fund’s income derives from “qualified dividend income” and if you are an individual who meets holding period and other requirements with respect to the fund’s shares, those distributions that are properly reported by the fund as derived from qualified dividend income are taxed to you at the reduced rates applicable to net capital gains. The portion of the fund's distributions that will be derived from qualified dividend income will increase with increased allocations to equity fund classes.

A 3.8% Medicare contribution tax is generally imposed on distributions paid by the fund (other than exempt-interest dividends, if any) to, and net gains recognized on the sale, redemption, exchange, or other taxable disposition of shares of the fund by certain individuals, estates, and trusts to the extent their income exceeds certain threshold amounts.

Investing in underlying funds could affect the amount, timing, and character of distributions from the fund, and, therefore, may increase the amount of taxes payable by shareholders.

Investments by the underlying funds in foreign securities may be subject to foreign withholding or other taxes, which will decrease the fund's return on those securities.

If at the close of each quarter of the fund's taxable year, at least 50% of its total assets consists of interests in other regulated investment companies, the fund will be permitted to elect to pass through to its shareholders foreign income and other similar taxes paid by the fund in respect of foreign securities it holds directly or by an underlying fund that itself is eligible to elect and so elected to pass such taxes through to shareholders. If the fund makes such an election, you must include your share of those taxes in gross income as a distribution from the fund, and you will be allowed to claim a tax credit (or a deduction) for such taxes.

The IRS Form 1099 that is provided to you early each year details your distributions from the fund and how they are treated for U.S. federal tax purposes, and cost basis information for shares purchased on or after January 1, 2012, that you redeemed, sold, or exchanged. Our default method for calculating cost basis is average cost basis. More information about other cost basis methods and a cost basis selection/change form is available on mfs.com. If your account is held by your financial intermediary, you must contact your financial intermediary to obtain information about available cost basis methods and cost basis elections for your account.

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Information about the Summary Prospectus, Prospectus, and SAI

The summary prospectus, prospectus, and SAI for a fund provide information concerning the fund. The summary prospectus, prospectus, and SAI are updated at least annually and any information provided in a summary prospectus, prospectus, or SAI can be changed without a shareholder vote unless specifically stated otherwise. The summary prospectus, prospectus, and SAI are not contracts between the fund and its shareholders and do not give rise to any contractual rights or obligations or any shareholder rights other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Provision of Shareholder Reports and Summary Prospectuses

The fund produces shareholder reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one paper copy of the fund’s annual and semiannual shareholder report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Additional Information on Fees and Expenses and Performance

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund’s most recently completed fiscal year, and a weighted average of the total annual fund operating expenses and the fee charged (if any) by the fund(s) in which the fund invested during the fund’s most recently completed fiscal year, expressed as a percentage of a class' average net assets during the period. The fund invests in Class R6 shares of the underlying funds. Annual fund operating expenses have not been adjusted to reflect the fund’s current asset size. In general, annual fund operating expenses, expressed as a percentage of a class' average net assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

Performance Information

All performance information shown in the “Class A Bar Chart” and the “Performance Table” reflects any applicable fee reductions and waivers and expense reimbursements and payments in effect during the periods shown; without these, the performance would have been lower.

From time to time, the fund may receive proceeds from litigation settlements, without which performance would be lower.

The fund commenced operations on November 2, 2012, with the offering of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 shares, and subsequently offered Class R6 shares on August 29, 2016.

In the "Performance Table," performance for Class R6 shares includes the performance of the fund's Class I shares, adjusted to take into account differences in sales loads and class specific operating expenses (such as Rule 12b-1 fees), if any, for periods prior to their offering.

24

MFS Lifetime 2035 Fund

Financial Highlights

The financial highlights are intended to help you understand a fund’s financial performance for the past five years. Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, is filed with the SEC on Form N-CSR and is available online at funds.mfs.com and upon request by contacting MFSC (please see back cover for address and telephone number). The fund’s independent registered public accounting firm is Ernst & Young LLP.

	Year ended
Class A	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$17.51	$16.96	$15.67	$16.63	$18.63
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.53	$0.51	$0.37	$0.38	$0.88
Net realized and unrealized gain (loss)	2.39	0.96	1.36	(0.40)	(1.44)
Total from investment operations	$2.92	$1.47	$1.73	$(0.02)	$(0.56)
Less distributions declared to shareholders
From net investment income	$(0.55)	$(0.52)	$(0.33)	$(0.37)	$(0.86)
From net realized gain	(0.86)	(0.40)	(0.11)	(0.57)	(0.58)
Total distributions declared to shareholders	$(1.41)	$(0.92)	$(0.44)	$(0.94)	$(1.44)
Net asset value, end of period (x)	$19.02	$17.51	$16.96	$15.67	$16.63
Total return (%) (r)(s)(t)(x)	17.02	8.65	11.13	0.27	(3.84)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.44	0.46	0.46	0.47	0.47
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	2.83	2.86	2.29	2.44	4.67
Portfolio turnover rate	11	14	11	24	18
Net assets at end of period (000 omitted)	$50,733	$47,516	$42,511	$32,421	$29,272

	Year ended
Class B	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$17.51	$16.91	$15.59	$16.52	$18.50
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.40	$0.37	$0.23	$0.26	$0.69
Net realized and unrealized gain (loss)	2.39	0.96	1.36	(0.39)	(1.39)
Total from investment operations	$2.79	$1.33	$1.59	$(0.13)	$(0.70)
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.33)	$(0.16)	$(0.23)	$(0.70)
From net realized gain	(0.86)	(0.40)	(0.11)	(0.57)	(0.58)
Total distributions declared to shareholders	$(1.07)	$(0.73)	$(0.27)	$(0.80)	$(1.28)
Net asset value, end of period (x)	$19.23	$17.51	$16.91	$15.59	$16.52
Total return (%) (r)(s)(t)(x)	16.19	7.85	10.24	(0.48)	(4.53)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.19	1.21	1.22	1.22	1.22
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	2.14	2.06	1.43	1.66	3.72
Portfolio turnover rate	11	14	11	24	18
Net assets at end of period (000 omitted)	$148	$334	$697	$1,067	$1,370
25

MFS Lifetime 2035 Fund

	Year ended
Class C	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$17.20	$16.66	$15.42	$16.40	$18.38
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.37	$0.36	$0.24	$0.27	$0.69
Net realized and unrealized gain (loss)	2.35	0.95	1.33	(0.41)	(1.37)
Total from investment operations	$2.72	$1.31	$1.57	$(0.14)	$(0.68)
Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.37)	$(0.22)	$(0.27)	$(0.72)
From net realized gain	(0.86)	(0.40)	(0.11)	(0.57)	(0.58)
Total distributions declared to shareholders	$(1.26)	$(0.77)	$(0.33)	$(0.84)	$(1.30)
Net asset value, end of period (x)	$18.66	$17.20	$16.66	$15.42	$16.40
Total return (%) (r)(s)(t)(x)	16.11	7.87	10.27	(0.55)	(4.50)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.19	1.21	1.21	1.22	1.22
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	2.03	2.07	1.52	1.74	3.72
Portfolio turnover rate	11	14	11	24	18
Net assets at end of period (000 omitted)	$5,416	$5,367	$5,285	$4,272	$3,413

	Year ended
Class I	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$17.57	$17.02	$15.72	$16.69	$18.68
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.58	$0.56	$0.42	$0.45	$0.88
Net realized and unrealized gain (loss)	2.41	0.95	1.36	(0.44)	(1.38)
Total from investment operations	$2.99	$1.51	$1.78	$0.01	$(0.50)
Less distributions declared to shareholders
From net investment income	$(0.60)	$(0.56)	$(0.37)	$(0.41)	$(0.91)
From net realized gain	(0.86)	(0.40)	(0.11)	(0.57)	(0.58)
Total distributions declared to shareholders	$(1.46)	$(0.96)	$(0.48)	$(0.98)	$(1.49)
Net asset value, end of period (x)	$19.10	$17.57	$17.02	$15.72	$16.69
Total return (%) (r)(s)(t)(x)	17.35	8.88	11.44	0.48	(3.55)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.19	0.21	0.21	0.22	0.22
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.08	3.09	2.54	2.83	4.69
Portfolio turnover rate	11	14	11	24	18
Net assets at end of period (000 omitted)	$9,370	$8,645	$8,302	$1,953	$1,365

26

MFS Lifetime 2035 Fund

	Year ended
Class R1	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$17.42	$16.88	$15.61	$16.59	$18.59
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.45	$0.38	$0.24	$0.26	$0.72
Net realized and unrealized gain (loss)	2.29	0.95	1.35	(0.40)	(1.42)
Total from investment operations	$2.74	$1.33	$1.59	$(0.14)	$(0.70)
Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.39)	$(0.21)	$(0.27)	$(0.72)
From net realized gain	(0.86)	(0.40)	(0.11)	(0.57)	(0.58)
Total distributions declared to shareholders	$(1.26)	$(0.79)	$(0.32)	$(0.84)	$(1.30)
Net asset value, end of period (x)	$18.90	$17.42	$16.88	$15.61	$16.59
Total return (%) (r)(s)(t)(x)	16.03	7.85	10.25	(0.50)	(4.52)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.19	1.21	1.21	1.22	1.22
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	2.40	2.11	1.46	1.64	3.84
Portfolio turnover rate	11	14	11	24	18
Net assets at end of period (000 omitted)	$46	$1,358	$1,229	$998	$932

	Year ended
Class R2	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$17.55	$16.98	$15.68	$16.64	$18.61
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.45	$0.47	$0.32	$0.34	$0.75
Net realized and unrealized gain (loss)	2.43	0.96	1.37	(0.41)	(1.35)
Total from investment operations	$2.88	$1.43	$1.69	$(0.07)	$(0.60)
Less distributions declared to shareholders
From net investment income	$(0.47)	$(0.46)	$(0.28)	$(0.32)	$(0.79)
From net realized gain	(0.86)	(0.40)	(0.11)	(0.57)	(0.58)
Total distributions declared to shareholders	$(1.33)	$(0.86)	$(0.39)	$(0.89)	$(1.37)
Net asset value, end of period (x)	$19.10	$17.55	$16.98	$15.68	$16.64
Total return (%) (r)(s)(t)(x)	16.72	8.42	10.85	(0.05)	(4.01)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.69	0.71	0.72	0.72	0.72
Expenses after expense reductions (h)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	2.39	2.62	1.98	2.19	4.01
Portfolio turnover rate	11	14	11	24	18
Net assets at end of period (000 omitted)	$9,749	$13,189	$14,018	$14,659	$17,075

27

MFS Lifetime 2035 Fund

	Year ended
Class R3	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$17.55	$16.99	$15.69	$16.65	$18.64
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.54	$0.51	$0.36	$0.38	$0.83
Net realized and unrealized gain (loss)	2.39	0.96	1.38	(0.40)	(1.38)
Total from investment operations	$2.93	$1.47	$1.74	$(0.02)	$(0.55)
Less distributions declared to shareholders
From net investment income	$(0.55)	$(0.51)	$(0.33)	$(0.37)	$(0.86)
From net realized gain	(0.86)	(0.40)	(0.11)	(0.57)	(0.58)
Total distributions declared to shareholders	$(1.41)	$(0.91)	$(0.44)	$(0.94)	$(1.44)
Net asset value, end of period (x)	$19.07	$17.55	$16.99	$15.69	$16.65
Total return (%) (r)(s)(t)(x)	17.01	8.65	11.14	0.24	(3.81)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.44	0.46	0.46	0.47	0.47
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	2.85	2.82	2.24	2.41	4.41
Portfolio turnover rate	11	14	11	24	18
Net assets at end of period (000 omitted)	$145,877	$155,985	$177,887	$140,851	$142,758

	Year ended
Class R4	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$17.73	$17.15	$15.81	$16.78	$18.76
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.54	$0.54	$0.35	$0.42	$0.78
Net realized and unrealized gain (loss)	2.47	1.00	1.45	(0.41)	(1.29)
Total from investment operations	$3.01	$1.54	$1.80	$0.01	$(0.51)
Less distributions declared to shareholders
From net investment income	$(0.59)	$(0.56)	$(0.35)	$(0.41)	$(0.89)
From net realized gain	(0.86)	(0.40)	(0.11)	(0.57)	(0.58)
Total distributions declared to shareholders	$(1.45)	$(0.96)	$(0.46)	$(0.98)	$(1.47)
Net asset value, end of period (x)	$19.29	$17.73	$17.15	$15.81	$16.78
Total return (%) (r)(s)(t)(x)	17.30	8.97	11.45	0.44	(3.56)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.19	0.21	0.22	0.22	0.22
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.82	2.99	2.16	2.65	4.12
Portfolio turnover rate	11	14	11	24	18
Net assets at end of period (000 omitted)	$21,096	$25,267	$27,498	$45,521	$39,766

28

MFS Lifetime 2035 Fund

	Year ended
Class R6	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$17.69	$17.12	$15.80	$16.77	$18.76
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.61	$0.59	$0.44	$0.50	$0.94
Net realized and unrealized gain (loss)	2.41	0.97	1.38	(0.47)	(1.42)
Total from investment operations	$3.02	$1.56	$1.82	$0.03	$(0.48)
Less distributions declared to shareholders
From net investment income	$(0.62)	$(0.59)	$(0.39)	$(0.43)	$(0.93)
From net realized gain	(0.86)	(0.40)	(0.11)	(0.57)	(0.58)
Total distributions declared to shareholders	$(1.48)	$(0.99)	$(0.50)	$(1.00)	$(1.51)
Net asset value, end of period (x)	$19.23	$17.69	$17.12	$15.80	$16.77
Total return (%) (r)(s)(t)(x)	17.45	9.09	11.59	0.61	(3.42)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.05	0.07	0.07	0.07	0.07
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.21	3.26	2.66	3.13	4.97
Portfolio turnover rate	11	14	11	24	18
Net assets at end of period (000 omitted)	$397,478	$346,605	$315,531	$223,670	$237,753

(d)	Per share data is based on average shares outstanding.
(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

29

MFS Lifetime 2035 Fund

Appendix A - Waivers and Reductions of Sales Charges

This Appendix sets forth the various circumstances in which the initial sales charge (ISC) and/or the CDSC is waived or reduced for the MFS funds’ share classes. The waivers and reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction. Financial intermediaries may have different policies and procedures regarding the availability of ISC or CDSC waivers, which are discussed below. In all instances, it is your responsibility to notify your financial intermediary or MFSC at the time of purchase of any relationship or other facts qualifying you for sales charge waivers or reductions. For waivers and reductions not available through a particular financial intermediary, shareholders will have to purchase fund shares through another financial intermediary or directly from the fund to receive these waivers or reductions. You should contact your financial intermediary or MFSC if you have questions on the waivers and reductions that apply to your account and/or transaction type, including whether your account is maintained at an omnibus level with the fund by your financial intermediary. The following Categories of waivers and reductions apply:

• Merrill Lynch (Merrill) – If Merrill is the record owner of your shares and/or broker of record on your account and the account is maintained at an omnibus level by Merrill with the fund, Category II waivers apply.

• Ameriprise Financial – If Ameriprise Financial is the record owner and/or broker of record on your account invested in Class A shares and the account is maintained at an omnibus level by Ameriprise Financial with the fund, Category III waivers apply.

• Morgan Stanley – If Morgan Stanley is the record owner and/or broker of record on your account invested in Class A shares of the fund and the account is a Morgan Stanley Wealth Management transactional brokerage account maintained at an omnibus level by Morgan Stanley with the fund, Category IV waivers apply.

• Raymond James – If you are invested in shares of the fund through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, and the account is maintained at an omnibus level by Raymond James with the fund, Category V waivers apply.

• Janney Montgomery Scott LLC (Janney) – If you are invested in shares of the fund through an account maintained at an omnibus level by or on behalf of Janney with the fund, Category VI waivers apply.

• Edward Jones – If you are invested in shares of the fund through an Edward Jones platform or account maintained at an omnibus level by Edward Jones with the fund, Category VII waivers apply.

• D.A. Davidson & Co. (D.A. Davidson) – If you are invested in shares of the fund through a D.A. Davidson platform or account maintained at an omnibus level by or on behalf of D.A. Davidson with the fund, Category VIII waivers apply.

• Baird – If you are invested in shares through a Baird platform or account maintained at an omnibus level by or on behalf of Baird with the fund, Category IX waivers apply.

• J.P. Morgan Securities LLC – If you are invested in shares of the fund through an applicable J.P. Morgan Securities LLC brokerage account, Category X waivers apply.

• Stifel, Nicolaus & Company, Incorporated (Stifel) – If you are invested in shares of the fund through an applicable Stifel brokerage account, Category XI waivers apply.

• Wells Fargo Clearing Services, LLC and Wells Fargo Advisors Financial Network, LLC (collectively, "Wells Fargo Advisors") – If you are invested in shares of the fund through an applicable Wells Fargo Advisors brokerage account, Category XII waivers apply.

• All Others – Category I waivers apply to other accounts and transactions that do not otherwise fall under Category II – XII.

Not all MFS funds offer each share class. In order to qualify for a sales charge waiver or reduction, you must advise MFSC or your financial intermediary that you are eligible for the waiver at the time of purchase and/or redemption. The fund, MFS, and their affiliates reserve the right to eliminate, modify, and add waivers and reductions of sales charges at any time at their discretion.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect prior to an exchange based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC. If you exchange your shares out of MFS U.S. Government Money Market Fund or MFS U.S. Government Cash Reserve Fund into Class A shares of any other MFS fund, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares. You will not pay the initial sales charge if:

• the shares exchanged from either MFS fund were acquired by an exchange from any other MFS fund;

• the shares exchanged from either MFS fund were acquired by automatic investment of distributions from any other MFS fund; or

• the shares being exchanged would have, at the time of purchase, been eligible for purchase at net asset value had you invested directly in the MFS fund into which the exchange is being made.

In addition, transfers, rollovers, or other transactions from an account to a second account that purchases shares of the same class of the same fund or another MFS fund will not be charged the CDSC or ISC, as applicable, provided that the redemption order from the first account and the purchase order for the second account are combined into a single order for the transfer, rollover, or other transaction, and MFSC has available to it the necessary information about the CDSC applicable to the first account. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the fund in the first account and the original purchase date of the shares subject to the CDSC. You should contact your financial intermediary or MFSC if you have questions on the sales charge waivers and reductions that apply in a transfer between accounts, including whether MFSC has the required information.

The CDSC may be waived from time to time pursuant to Conduct Rule 2341 of FINRA.

With respect to MFS Municipal Income Fund, all references to Class A shares shall also apply to Class A1 shares and all references to Class B shares shall also apply to Class B1 shares.

A-1

MFS Lifetime 2035 Fund

WAIVERS AND REDUCTIONS

Financial Intermediary Category I

Eligible Accounts: Accounts that are not Eligible for Financial Intermediary Categories II – XII

As used below, the term “ESP” refers to employer sponsored plans; the term “SRO” refers to salary reduction only plans; the term “Employer Retirement Plans” includes 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level; the term “IRA” refers to traditional, Roth, rollover, SEP and SIMPLE IRAs; the term “ERISA” refers to the Employment Retirement Income Security Act of 1974, as amended.

GENERAL WAIVERS

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√	√	√
Shares acquired by automatic reinvestment of distributions of dividends and capital gains of any MFS fund into the same class of shares of another MFS fund.	√	√	√	√
B. Affiliates of Funds/Certain Financial Advisers
Shares acquired by officers, eligible directors, employees (including former employees), and agents of MFS, Sun Life Financial, or any of their subsidiary companies.	√	√	√	√
Shares acquired by trustees and former trustees of any investment company for which MFD serves as distributor.	√	√	√	√
Shares acquired by employees, directors, partners, officers, and trustees of any subadvisor to any MFS fund.	√	√	√	√

Shares acquired by certain family members of any such individual identified above and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√

Shares acquired by employees or registered representatives (including former employees) of financial intermediaries that have a selling agreement with MFD or an employee’s spouse (or legal equivalent under applicable state law) or employee’s children under the age of 21. For employees or registered representatives of such financial intermediaries who established an account with MFS prior to May 1, 2006, shares acquired by certain family members of employees or registered representatives of financial intermediaries and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√
Shares acquired by institutional clients of MFS or MFS Institutional Advisors, Inc.	√	√	√	√
C. Involuntary Redemptions
Shares redeemed at a fund’s direction due to the small size of a shareholder’s account.		√	√	√
D. Investment of Proceeds From Certain Redemptions of Class I Shares

The initial sales charge imposed on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class A shares, are waived with respect to Class A shares acquired of any MFS fund through the immediate reinvestment of the proceeds of a redemption of Class I shares of any MFS fund.

	√	√
E. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A shares, whichever is later).

		√	√	√

A-2

MFS Lifetime 2035 Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
F. Death of Owner

Shares redeemed on account of the death of the account owner (e.g., shares redeemed by the estate or any transferee of the shares from the estate) if the shares were held solely in the deceased individual’s name, or for the benefit of the deceased individual.

		√	√	√
G. Disability of Owner

Shares redeemed on account of the disability of the account owner if shares are held either solely or jointly in the disabled individual’s name or for the benefit of the disabled individual (in which case a disability certification form is required to be submitted to MFSC), or shares redeemed on account of the disability of the 529 account beneficiary.

		√	√	√
H. Asset-Based Fee Programs
Shares acquired by investors who purchase shares through asset-based fee programs available through financial intermediaries.	√	√
I. Insurance Company Separate Accounts
Shares acquired by insurance company separate accounts.	√	√
J. No Commissions Paid
Shares redeemed where MFD has not paid an up-front commission with respect to the sale of the shares, provided that such arrangement meets certain conditions established by MFD from time to time.		√	√	√
K. Conversions
In connection with a conversion from Class A shares to Class I shares of the same fund.		√
In connection with a conversion from Class A shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.		√
In connection with a conversion from Class B shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.			√
In connection with a conversion from Class C shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.				√
In connection with a conversion from Class I shares to Class A shares of the same fund.	√	√
In connection with an automatic conversion from Class B shares to Class A shares of the same fund.	√	√
In connection with an automatic conversion from Class C shares to Class A shares of the same fund.	√	√

In connection with a conversion from Class C shares to Class A shares of the same fund if the shareholder's financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD.

	√	√		√
L. Exchanges
The initial sales charge imposed on purchases of Class A shares is waived on shares purchased pursuant to an Automatic Exchange Plan.	√
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased by exchange from another MFS fund.	√
M. Reinstatement Privilege
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased pursuant to the Reinstatement Privilege as described below.	√
N. Large Purchases

The initial sales charge imposed on purchases of Class A shares is waived for purchases in excess of the maximum breakpoint amount described under "Description of Share Classes – Sales Charges and Waivers and Reductions" in the fund's prospectus.

Letter of Intent or Right of Accumulation provisions may apply for purposes of determining purchase amount as described below.

√

A-3

MFS Lifetime 2035 Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
O. Miscellaneous

In connection with settlements reached between certain broker/dealers and FINRA, the SEC, and/or other regulatory bodies regarding sales of Class B and Class C shares in excess of certain dollar thresholds, the fund will, at times, permit shareholders who are clients of these firms to redeem Class B and Class C shares of the fund and concurrently purchase Class A shares without paying an initial sales charge.

	√	√
P. Self-Directed Brokerage Account Platforms (Class A shares only)

Shares acquired through a self-directed brokerage account platform (that may or may not charge a transaction fee to investors) offered by a financial intermediary who has entered into an agreement with MFD to offer fund shares through such platform. As of the date of the fund's prospectus, the following financial intermediaries had entered into an agreement with MFD to offer fund shares through such a platform: Charles Schwab & Co. Inc.; E*TRADE Securities LLC; Fidelity Brokerage Services LLC; GWFS Equities, Inc.; J.P. Morgan Securities LLC; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Morgan Stanley Smith Barney LLC; National Financial Services LLC; Nationwide Financial Services, Inc.; Nationwide Securities LLC; and Vanguard Marketing Corporation.

	√	√

Q. LPL Mutual Funds Only Platform (Class A shares only)
Shares acquired through the Mutual Fund Only Platform or other similar platform offered by LPL Financial LLC who has entered into an agreement with MFD to offer fund shares through such platform.	√	√

WAIVERS FOR RETIREMENT PLANS

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. General Waivers
Employer Retirement Plans.	√	√

In connection with a direct rollover of units from the MFS 529 Savings Plan to a Roth IRA held directly with MFSC pursuant to Section 126 of the SECURE 2.0 Act. Transfers of holdings of MFS Funds to a Roth IRA held with a brokerage firm or other financial intermediary and not established through MFSC are subject to the policies of such brokerage firm or financial intermediary which may differ with respect to such rollovers.

√
B. Benefit Responsive Waivers
Distributions made from an IRA, SAR-SEP, or a 403(b) SRO Plan pursuant to Section 72(t) of the Internal Revenue Code of 1986, as amended.		√	√	√
Death, disability, or retirement of 401(a) or ESP Plan participant, or death or disability of IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant.		√	√	√

Eligible participant distributions, such as distributions due to death, disability, financial hardship, retirement, and termination of employment from nonqualified deferred compensation plans (excluding, however, a termination of a plan).

		√	√	√
Loan from 401(a) or ESP Plan.		√	√	√
Financial hardship (as defined in U.S. Treasury Department Regulation Section 1.401(k)-l(d)(2), as amended from time to time) for 401(a) Plans and ESP Plans.		√	√	√
Termination of employment of 401(a) or ESP Plan participant (excluding, however, a termination of the Plan).		√	√	√
Tax-free return of excess 401(a) Plan, ESP Plan, IRA, or SAR-SEP contributions.		√	√	√
Certain involuntary redemptions and redemptions in connection with certain automatic withdrawals from a 401(a) Plan.		√	√	√

Required minimum distributions pursuant to Internal Revenue Code rules made on or after the 401(a) Plan participant, ESP Plan participant, IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant, as applicable, has attained the age at which such distributions are required under Internal Revenue Code rules.

		√	√	√

A-4

MFS Lifetime 2035 Fund

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period (36 months for shareholders with an LOI entered into prior to February 1, 2023, with a $1 million commitment) and investments in the MFS 529 Savings Plan. Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

For each purchase you make under the LOI you will pay the initial sales charge rate applicable to the total amount you intended to purchase.

Out of the shareholder's initial purchase (or subsequent purchases if necessary), 5% of the dollar amount specified in the Letter of Intent application shall be held in escrow by MFSC in the form of shares registered in the shareholder's name. All distributions on escrowed shares will be paid to the shareholder or to the shareholder's order. At the end of the 13-month period or 36-month period, as applicable, the shareholder will be notified, the escrowed shares will be released, and the Letter of Intent will be terminated.

If the intended minimum investment amount is not completed, MFSC will redeem an appropriate number of the escrowed shares in order to pay the higher sales charge level for the amount actually purchased. Shares remaining after any such redemption will be released by MFSC. By completing and signing the Account Application or separate Service Application, the shareholder irrevocably appoints MFSC his or her attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.

To establish an LOI, complete the Letter of Intent section of your account application or service application. In order to benefit from the LOI, it is your responsibility to inform your financial intermediary or MFSC that the LOI is in effect each time shares of a fund are purchased.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds and/or any investments in the MFS 529 Savings Plan, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA. For purposes of obtaining reduced sales charges under the LOI and ROA, you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

Eligible accounts that you may link under an LOI and ROA are:

• Individual accounts;

• Joint accounts;

• Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

• Certain single-participant retirement plan accounts;

• Certain Individual Retirement Accounts;

• Uniform Gifts/Transfers to Minor Acts accounts; and

• Accounts held in the name of your financial intermediary on your behalf.

In addition to the accounts set forth above which are eligible for linking, you may also combine any of your investments in the MFS 529 Savings Plan for purposes of obtaining reduced sales charges on purchases of Class A shares of any MFS fund.

It is your responsibility to inform the broker/dealer for each current purchase of any accounts held with the MFS funds that you believe are eligible to be linked under an LOI or an ROA and of any investments you have in the MFS 529 Savings Plan that are also able to be counted for purposes of obtaining reduced sales charges on purchases of Class A shares of any MFS fund. If you have not designated a broker/dealer, you should inform MFSC directly of any accounts held with the MFS funds and of any investments in the MFS 529 Savings Plan that you believe are eligible to be counted under an LOI or an ROA. You should provide your financial intermediary (or MFSC if you have not designated a broker/dealer) with certain supporting information at the time of each purchase regarding accounts held with the MFS funds and investments in the MFS 529 Savings Plan that are eligible to be combined for purposes of an LOI or ROA. Such information may include shareholder identification numbers or applicable account numbers or account statements. Your financial intermediary is responsible for taking into account this information about accounts eligible to be combined (including any MFS 529 Savings Plan investments) when transmitting your purchase order to the fund.

Group Purchases. A bona fide group and all its members may be treated at MFD's discretion as a single purchaser and, under the ROA (but not the LOI), obtain quantity sales charge discounts on the purchase of Class A or Class A1 shares if the group (1) gives its endorsement or authorization to the investment program so that it may be used by the financial intermediary to facilitate solicitation of the membership, thus effecting economies of the sales efforts; (2) has a legitimate purpose other than to purchase mutual fund shares at a discount; (3) is not a group of individuals whose sole organizational nexus is as credit cardholders of a company, policyholders of an insurance company, customers of a bank or financial intermediary, clients of an investment adviser, or other similar groups; and (4) agrees to provide certification of membership of those members investing money in the funds upon the request of MFD. Employer-sponsored retirement plans, such as a 401(a) plan, 457 deferred compensation plan, an Employer Sponsored Group IRA, and an IRA SEP/SARSEP, SIMPLE and 403(b) plans, may qualify as a bona fide group if they meet the above criteria.

A-5

MFS Lifetime 2035 Fund

Reinstatement Privilege. Within 90 days of a redemption of Class A, Class B, or Class C shares, you have a one-time right per fund per registration to reinvest the proceeds of such redemption into Class A shares of the same fund or another MFS fund without paying an initial sales charge. For clarity, proceeds can only be reinvested in Class A shares of an MFS fund under the same account registration as the redeemed shares.

Any CDSC paid upon the redemption of Class A shares will be credited to your account, and your new Class A shares will be subject to a CDSC according to the CDSC schedule applicable to your original shares.

Any CDSC paid upon the redemption of Class B or Class C shares will not be credited to your account and the Class A shares purchased using this reinstatement privilege will not be subject to a CDSC.

In order to benefit from the reinstatement privilege, it is your responsibility to inform your financial intermediary or MFSC that the reinstatement privilege is in effect each time shares of the fund are purchased under this privilege.

A-6

MFS Lifetime 2035 Fund

Financial Intermediary Category II

Eligible Accounts: Accounts with Merrill Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Merrill with the Fund

Purchases or sales of front-end (for example, Class A) or level-load (for example, Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this Fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.

It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.

Additional information on waivers, discounts, and share class exchanges is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement") and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

Front-end Load Waivers Available at Merrill

Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

Shares purchased through a Merrill investment advisory program
Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account
Shares purchased through the Merrill Edge Self-Directed platform
Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account
Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement

Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement)

Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g., the fund’s officers or trustees)

Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement

Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end, Back-end, and Level Load Shares Available at Merrill

Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22(e)(3))
Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement
Shares sold due to return of excess contributions from an IRA account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation

Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g., traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund

Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent

Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement

A-7

MFS Lifetime 2035 Fund

Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household

On or about May 1, 2026, assets not held at Merrill will no longer be included in the ROA calculation. For more detail on the timing and calculation, please refer to the Merrill SLWD Supplement.

Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement

On or about May 1, 2026, Merrill will no longer accept new LOIs. For more detail on the timing, please refer to the Merrill SLWD Supplement.

A-8

MFS Lifetime 2035 Fund

Financial Intermediary Category III

Eligible Accounts: Accounts Investing in Shares of the Fund with Ameriprise Financial Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Ameriprise Financial with the Fund

Shareholders purchasing fund shares through an Ameriprise Financial platform or account will be eligible only for the following front-end sales charge waivers (“ISC”) or contingent deferred sales charge (“CDSC”) waivers, as applicable, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI. Shareholders remain eligible for other reductions in front-end sales charges available pursuant to exchange features or volume breakpoints (including Rights of Accumulation (“ROA”) and Letter of Intent (“LOI”) programs) as described elsewhere in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the same fund.	√	√
B. Employees/Registered Representatives of Ameriprise Financial
Shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.	√	√

Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial financial adviser and/or the adviser’s spouse, adviser’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), adviser’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

	√	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to an ISC or CDSC.

	√	√	√
D. Retirement Plans

Shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, or SAR-SEPs.

	√	√
E. Transactions Between Share Classes

Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load-waived shares, that waiver will also apply to such exchanges.

	√	√
F. Death or Disability of Owner
Redemptions due to the death or disability of the shareholder.		√	√
G. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
H. Benefit Responsive Waivers for Retirement Accounts
Redemptions made in connection with a return of excess contributions from an IRA account.		√	√
Redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.		√	√

A-9

MFS Lifetime 2035 Fund

Financial Intermediary Category IV

Eligible Accounts: Accounts Investing in Class A Shares through a Morgan Stanley Wealth Management Transactional Brokerage Account Maintained at an Omnibus Level with the Fund

Shareholders purchasing fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the fund’s prospectus or SAI. Shareholders remain eligible for other reductions in Class A front-end sales charges available pursuant to exchange features or volume breakpoints (including Rights of Accumulation (ROA) and Letter of Intent (LOI) programs) as described elsewhere in the fund's prospectus or SAI.

Class A Front-end Sales Charge Waived
Waiver Category	Class A ISC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees of Morgan Stanley
Morgan Stanley employee and employee-related accounts according to Morgan Stanley's account linking rules.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

√
D. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
E. Morgan Stanley Self-Directed Programs
Shares purchased through a Morgan Stanley self-directed brokerage account.	√
F. Morgan Stanley Wealth Management Share Class Conversion Program

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.

√

A-10

MFS Lifetime 2035 Fund

Financial Intermediary Category V

Eligible Accounts: Accounts Investing in Shares through a Raymond James Platform or Account Maintained at an Omnibus Level by Raymond James with the Fund

Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI. In all instances, it is the purchaser's responsibility to notify the purchaser's financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. As described elsewhere in the fund's prospectus or SAI, there is no initial sales charge imposed on purchases of Class A shares pursuant to an Automatic Exchange Plan or purchased by exchange from another MFS fund.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Investment Advisory Programs
Shares purchased in a Raymond James investment advisory program.	√
B. Dividend and Distribution Reinvestment
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.	√
C. Employees/Registered Representatives of Raymond James
Shares acquired by employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.	√
D. Large Purchases
Breakpoints as described in the fund's prospectus.	√
E. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as "Rights of Reinstatement").

	√	√	√	√
F. Raymond James Share Class Conversion Program

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

√
G. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√	√
H. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A shares, whichever is later).

		√	√	√
I. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√	√
J. Payment of Raymond James Fees
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.		√	√	√
K. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√

A-11

MFS Lifetime 2035 Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
L. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

A-12

MFS Lifetime 2035 Fund

Financial Intermediary Category VI

Eligible Accounts: Accounts Maintained at an Omnibus Level by or on behalf of Janney Montgomery Scott LLC with the Fund

Shareholders purchasing fund shares through an account maintained at an omnibus level with the fund by Janney Montgomery Scott LLC (Janney), or by a clearing broker or custodian on behalf of Janney, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI. Customers of Janney whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased of the same fund within the MFS fund family through reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of Janney
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the MFS fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

	√	√	√
D. Transactions Between Share Classes and Funds
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney's policies and procedures.	√
Shares exchanged into the same share class of another MFS fund.		√	√
E. Death or Disability of Owner
Shares redeemed upon the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder's first withdrawal under the plan(s).		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

		√	√

H. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
I. Payment of Janney Fees
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.		√	√

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Right Of Accumulation (ROA). ROA, which entitles shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holdings of MFS fund family assets held by accounts within the shareholder's household at Janney. Eligible MFS fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial adviser about such assets.

Letter of Intent (LOI). LOI, which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period. Eligible MFS fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

A-13

MFS Lifetime 2035 Fund

Financial Intermediary Category VII

Eligible Accounts: Accounts Investing in Shares of the Fund through an Edward Jones Platform or Account Maintained at an Omnibus Level by Edward Jones with the Fund

The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as "shareholders") purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from discounts and waivers described elsewhere in the fund's prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of MFS funds, or other facts qualifying the purchaser for breakpoints or waivers.  Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these breakpoints and waivers.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Fee-Based Programs
Shares purchased in an Edward Jones fee-based program.	√
Shares exchanged in an Edward Jones fee-based program.	√	√	√	√
B. Dividend and Distribution Reinvestment
Shares purchased within the MFS fund family through reinvestment of capital gains and dividend distributions.	√
C. Associates of Edward Jones

Shares acquired by associates of Edward Jones and its affiliates and other shareholders who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good standing and remains in good standing pursuant to Edward Jones' policies and procedures.

√
D. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the MFS fund family so long as the following conditions are met (i) the proceeds are from the sale of shares within 60 days of the purchase; and (ii) the sale and purchase are made in the same share class and one of the following applies: (a) the sale and purchase occur in the same account or (b) the sale proceeds are used to process an individual retirement account (“IRA”) contribution, excess contributions, conversion, recharacterization of contributions, or distribution, and the purchase is done in an account within the same pricing group (as determined by Edward Jones under its policies and procedures).

The Reinstatement Privilege excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.

√
Shares acquired through NAV reinstatement.		√	√	√
E. Transactions between Share Classes and Funds

Shares converted from another share class into Class A shares of the same fund at the discretion of Edward Jones. Edward Jones will be responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable Class A sales charge as disclosed in the fund's prospectus.

√
Shares converted from Class C into Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.	√
F. Death or Disability of Owner
Shares sold on account of the death or disability of the account shareholder or 529 plan account beneficiary.		√	√	√
G. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder's first withdrawal under the plan(s).		√	√	√

A-14

MFS Lifetime 2035 Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
H. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA.		√	√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the sale is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

		√	√	√
I. Payment of Edward Jones Fees
Shares sold to pay Edward Jones fees or costs but only if the transaction is initiated by Edward Jones.		√	√	√
J. Large Purchases
Breakpoint amounts as described in the fund's prospectus, subject to the Rights of Accumulation rules described below.	√
K. Minimum Balances
Shares sold at the discretion of Edward Jones for Minimum Balances, as described below.		√	√	√

Description of Certain Policies for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). A shareholder may pay a reduced or no initial sales charge on purchases of Class A shares if the shareholder intends to invest a specific dollar amount in any class of any MFS fund within a 13-month period. The LOI is determined by calculating the higher of the cost paid by the shareholder or the market value of any existing qualifying holdings (as calculated at the beginning of the 13-month period) in combination with the value that the shareholder intends to purchase over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during the 13-month period will receive the sales charge and breakpoint discount that applies to the total amount.

If the shareholder does not purchase the intended amount within the 13-month period, the shareholder's account will be adjusted by selling the amount of shares needed to pay the higher initial sales charge level for the amount actually purchased. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce any sales charge previously paid. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Right Of Accumulation (ROA). Under the ROA, a shareholder may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the amount of the shareholder's investment with the shareholder's existing investments in the MFS funds and MFS 529 funds, based on the higher of the cost paid by the shareholder minus sales or the current market value of the applicable MFS funds and MFS 529 funds. For purposes of calculating the ROA, the shareholder's account may be grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations ("pricing groups") (as determined by Edward Jones under its policies and procedures). For purposes of calculating the ROA, holdings of shares of certain money market funds or shares held in group retirement plans are not taken into account. If grouping assets as a shareholder, the ROA includes all investments of a shareholder in the MFS funds and MFS 529 funds held on the Edward Jones platform and/or held on other platforms. The inclusion of investments in the MFS funds and MFS 529 funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts. Purchases by shareholders will be subject to a $250 initial purchase minimum and no subsequent purchase minimum.

Minimum Balances. Edward Jones has the right to sell at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not subject to this minimum balance policy: (1) a fee-based account held on an Edward Jones platform; (2) a 529 account held on an Edward Jones platform; or (3) an account with an active systematic investment plan or LOI (as defined above).

Changing Share Classes. At any time it deems necessary, Edward Jones has the authority to convert at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

A-15

MFS Lifetime 2035 Fund

Financial Intermediary Category VIII

Eligible Accounts: Accounts Investing in Shares of the Fund through a D.A. Davidson & Co. Platform or Account Maintained at an Omnibus Level by or on behalf of D.A. Davidson & Co. with the Fund

Shareholders purchasing fund shares, including existing fund shareholders, through a D.A. Davidson &. Co. (D.A. Davidson) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which D.A. Davidson provides trade execution, clearance, and/or custody services, where such account is maintained on an omnibus level with the fund by D.A. Davidson, or by a clearing broker or custodian on behalf of D.A. Davidson, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI. Customers of D.A. Davidson whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased within the MFS fund family through systematic reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of D.A. Davidson
Shares acquired by employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the MFS fund family so long as the following conditions are met (i) the repurchase occurs within 90 days following the redemption; (ii) the redemption and purchase occur in the same account; and (iii) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of D.A. Davidson.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts if the redemption is taken in or after the year the shareholder reaches the qualified age based on IRS regulations.

		√	√
H. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser's household at D.A. Davidson. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
I. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

A-16

MFS Lifetime 2035 Fund

Financial Intermediary Category IX

Eligible Accounts: Accounts Investing in Shares through a Baird Platform or Account Maintained at an Omnibus Level by or on behalf of Baird with the Fund

Shareholders purchasing fund shares through a Baird platform or account maintained at an omnibus level with the fund by Baird, or by a clearing broker or custodian on behalf of Baird, will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or the SAI. Customers of Baird whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees/Registered Representatives of Baird
Shares acquired by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions from another MFS fund, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur within the purchaser’s Baird household, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as "Rights of Reinstatement").

	√	√	√

D. Transactions between Share Classes and Funds

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Baird.

√

E. Retirement Plans

Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

√
F. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
G. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
H. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√
I. Payment of Baird Fees
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.		√	√
J. Rights of Accumulation

Rights of Accumulations (ROAs) which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser’s household at Baird. Eligible MFS fund family assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial adviser about such assets.

√
K. Letters of Intent
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of MFS fund family assets through Baird, over a 13-month period of time.	√

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MFS Lifetime 2035 Fund

Financial Intermediary Category X

Eligible Accounts: Accounts Investing in Shares through a J.P. Morgan Securities LLC Platform or Account Maintained at an Omnibus Level by J.P. Morgan Securities LLC with the Fund

If you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC, or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Transactions between Share Classes

Shares exchanged from Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.

√

A shareholder in the fund’s Class C shares will have their shares converted by J.P. Morgan Securities LLC to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.

√
B. Retirement Plans

Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.

√
C. J.P. Morgan Securities LLC Self-Directed Investing accounts
Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.	√
D. Reinstatement Privilege
Shares purchased through rights of reinstatement.	√
Shares acquired through a right of reinstatement.		√	√
E. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).	√
F. Employees/Registered Representatives of J.P. Morgan Securities LLC
Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.	√
G. Death or Disability of Owner
Shares sold upon the death or disability of the shareholder.		√	√
H. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.		√	√
I. Benefit Responsive Waivers for Retirement Accounts
Shares purchased in connection with a return of excess contributions from an IRA account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.		√	√
J. Large Purchases
Breakpoints as described in the prospectus.	√

A-18

MFS Lifetime 2035 Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
K. Rights of Accumulation

Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.

√
L. Letters of Intent
Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).	√

A-19

MFS Lifetime 2035 Fund

Financial Intermediary Category XI

Eligible Accounts: Accounts Investing in Shares through a Stifel Platform or Account Maintained at an Omnibus Level by Stifel with the Fund

Shareholders purchasing or holding fund shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and CDSC, or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.

As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.

Stifel continually looks to provide its clients with the lowest cost share class available based on account type. Stifel reserves the right and you consent to the conversion of shares to the lowest cost share class available at Stifel if such share class becomes available or upon transfer of shares into an advisory program.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Front-end sales charge waivers on Class A shares available at Stifel

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund in the 7th year following the anniversary of the purchase date pursuant to Stifel’s policies and procedures. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to the conversion of Class C shares following a shorter holding period, that waiver will apply.

√
Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel.	√
Shares purchased in an Stifel fee-based advisory program (often referred to as a “wrap” program).	√
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund or other fund within the MFS fund family.	√

Shares purchased from the proceeds of redemptions within the MFS fund family provided the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e., systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel’s account maintenance fees are not eligible for rights of reinstatement.

√
Shares from rollovers into Stifel from retirement plans to IRAs.	√
Purchases of 529 Plans through a rollover from another 529 plan.	√
Purchases of 529 Plans made for reinvestment of refunded amounts.	√

Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to MFS, if applicable. Any future purchases are subject to the applicable Class A sales charge as disclosed in the applicable fund’s prospectus.

√

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

√
B. CDSC Waivers on Class A and Class C Shares
Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary.		√	√
Shares sold as part of a systematic withdrawal plan not to exceed 12% annually.		√	√
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√

A-20

MFS Lifetime 2035 Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
Shares acquired through a right of reinstatement.		√	√
Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel.		√	√
Shares exchanged or sold in a Stifel fee-based program.		√	√
C. Rights of Accumulation (ROA)

ROA that entitles shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in the MFS fund family held by accounts within the purchaser’s household at Stifel. Ineligible assets include holdings of MFS U.S. Government Money Market Fund and Class A shares of MFS U.S. Government Cash Reserve Fund, which do not assess a front-end sales charge. Eligible assets not held at Stifel may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

√

A-21

MFS Lifetime 2035 Fund

Financial Intermediary Category XII

Eligible Accounts: Accounts Investing in Shares through Wells Fargo Clearing Services, LLC and Wells Fargo Advisors Financial Network, LLC (collectively, "Wells Fargo Advisors")

Clients of Wells Fargo Advisors (“Clients”) purchasing fund shares through Wells Fargo Advisors are eligible for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the prospectus or SAI. In all instances, it is the Client's responsibility to inform Wells Fargo Advisors at the time of purchase of any relationship, holdings, or other facts qualifying the Client for discounts or waivers. Wells Fargo Advisors can ask for documentation supporting the qualification.

Wells Fargo Clearing Services, LLC operates a First Clearing business, but these rules are not intended to include First Clearing firms.

Contingent deferred sales charges (“CDSC”) imposed on fund redemptions will not be rebated based on future purchases.

Unless specifically described below, other front-end load waivers are not available on fund purchases through Wells Fargo Advisors.

Sales Charge Waived
Waiver Category	Class A ISC
A. Self-Directed Brokerage Accounts
WellsTrade, the firm’s online self-directed brokerage account, generally offers no-load share classes but there could be instances where a Class A share is offered without a front-end sales charge.	√
B. Wells Fargo Advisors 529 Plan

Clients purchasing or converting to Class A shares of the fund through Wells Fargo Advisors brokerage accounts are entitled to a waiver of the front-end load in the following circumstances:

• Shares purchased through a rollover from another 529 plan.

• Recontribution(s) of distributed funds are only allowed during the net asst value (“NAV”) reinstatement period as dictated by the sponsor’s specifications outlined by the plan.

Wells Fargo Advisors is not able to apply the NAV reinstatement privilege for 529 Plan account purchases placed directly with the fund. Clients wishing to utilize this privilege outside of Wells Fargo systems will need to do so directly with the Wells Fargo Advisors 529 Plan or a financial intermediary that supports this feature.

√
C. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
D. Employees/Registered Representatives of Wells Fargo Advisors

Wells Fargo Advisors employee and employee-related accounts according to Wells Fargo Advisor’s employee account linking rules. Legacy accounts and positions receiving affiliate discounts prior to the effective date will continue to receive discounts. Following the effective date, employees of Wells Fargo Advisors’ affiliate businesses will not be offered Class A shares of the funds at NAV.

√
E. Breakpoints

Clients purchasing Class A shares of the fund through Wells Fargo Advisors brokerage accounts will follow the following aggregation rules for breakpoints:

• SEP or SIMPLE IRAs will not be aggregated as a group plan. Such accounts will aggregate with the Client’s personal accounts based on Social Security Number. Previously established SEP and SIMPLE IRAs may still be aggregated as a group plan.

• Employer-sponsored retirement plan (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans) accounts will aggregate with other plan accounts under the same Tax ID and will not be aggregated with other retirement plan accounts under a different Tax ID or personal accounts. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or Keogh plans.

• Gift of shares will not be considered when determining breakpoint discounts.

√

A-22

MFS Lifetime 2035 Fund

Appendix B – Menu and Description of Underlying Funds

The following is a list of the underlying funds in which the fund may invest at any time.

Bond Funds:
MFS Emerging Markets Debt Fund
MFS Emerging Markets Debt Local Currency Fund
MFS Global Opportunistic Bond Fund
MFS Government Securities Fund
MFS High Income Fund
MFS Inflation-Adjusted Bond Fund
MFS Limited Maturity Fund
MFS Total Return Bond Fund
Money Market Fund:
MFS Institutional Money Market Portfolio
Equity Funds (International or U.S.):
International Equity Funds:
MFS Blended Research Emerging Markets Equity Fund
MFS Blended Research International Equity Fund
MFS Emerging Markets Equity Fund
MFS International Growth Fund
MFS International Intrinsic Equity Fund[1]
MFS International New Discovery Fund
MFS Research International Fund
U.S. Equity Funds:
MFS Blended Research Core Equity Fund
MFS Blended Research Growth Equity Fund
MFS Blended Research Mid Cap Equity Fund
MFS Blended Research Small Cap Equity Fund
MFS Blended Research Value Equity Fund
MFS Growth Fund
MFS Mid Cap Growth Fund
MFS Mid Cap Value Fund
MFS New Discovery Fund
MFS New Discovery Value Fund
MFS Research Fund
MFS Value Fund
Non-Traditional Funds:
MFS Commodity Strategy Fund
MFS Global Real Estate Fund

1 Effective April 30, 2026, the name of MFS International Intrinsic Value Fund changed to MFS

International Intrinsic Equity Fund.

The following is a description of the underlying funds in which the fund may invest. Further information about each underlying fund (other than MFS Institutional Money Market Portfolio, which is only offered to certain investment companies advised by MFS), including a copy of an underlying fund's most recent prospectus, SAI, Annual and Semi-Annual Reports, financial statements, and other information, may be obtained on the fund’s Website at mfs.com, or by contacting MFSC.

Bond Funds:

MFS Emerging Markets Debt Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in debt instruments of issuers that are tied economically to emerging market countries. Emerging markets are countries determined to have emerging market economies based on factors that demonstrate the country's financial and capital markets are in the development phase, including whether a particular country has a low- to middle-income economy according to the International Bank for Reconstruction and Development (the World Bank), the country’s designation by the International Monetary Fund as an emerging market, or the country's inclusion in an emerging market index. Emerging market countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe. Debt instruments include corporate debt instruments, foreign government securities, U.S. Government securities, and other obligations to repay money borrowed.

MFS generally considers the issuer of a security or other investment to be tied economically to emerging market countries if: (i) the security or other investment is issued or guaranteed by the government of an emerging market country or any of its agencies, authorities or instrumentalities; (ii) the issuer is organized under the laws of, and maintains a principal office in, an emerging market country; (iii) the issuer has its principal securities trading market in an emerging market country; (iv) a third party has identified an emerging market country as the issuer’s “country of risk”; (v) the issuer is included in an index which is representative of emerging market countries; (vi) the issuer derives 50% or more of its total revenues from goods sold or services performed in emerging market countries; or (vii) the issuer has 50% or more of its assets in emerging market countries.

MFS may also invest the fund’s assets in debt instruments of issuers that are not tied economically to emerging market countries.

MFS may invest up to 100% of the fund’s assets in below investment grade quality debt instruments.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS allocates the fund's assets across countries primarily based on fundamental economic and financial analysis of the creditworthiness of each country and the relative values of countries' external debt, currencies, and local market debt. In selecting investments, MFS may consider economic and financial fundamentals, liquidity, duration, yield curve positioning, relative value, and other factors. Quantitative tools that systematically evaluate these and other factors may also be considered. MFS may also consider environmental, social, and governance (ESG) factors

B-1

MFS Lifetime 2035 Fund

in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Emerging Markets Debt Local Currency Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in debt instruments of issuers that are tied economically to emerging market countries and denominated in local currencies, and derivative instruments with similar economic characteristics to these instruments. Emerging markets are countries determined to have emerging market economies based on factors that demonstrate the country's financial and capital markets are in the development phase, including whether a particular country has a low- to middle-income economy according to the International Bank for Reconstruction and Development (the World Bank), the country’s designation by the International Monetary Fund as an emerging market, or the country's inclusion in an emerging market index. Emerging market countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe. Examples of emerging market countries include, but are not limited to, Argentina, Brazil, Chile, Hungary, India, Indonesia, Mexico, Panama, the People’s Republic of China, Peru, Poland, Saudi Arabia, South Africa, South Korea, Taiwan, and Thailand. Debt instruments include foreign government securities, U.S. Government securities, inflation-adjusted debt instruments, corporate debt instruments, and other obligations to repay money borrowed.

MFS generally considers the issuer of a security or other investment to be tied economically to emerging market countries if: (i) the security or other investment is issued or guaranteed by the government of an emerging market country or any of its agencies, authorities or instrumentalities; (ii) the issuer is organized under the laws of, and maintains a principal office in, an emerging market country; (iii) the issuer has its principal securities trading market in an emerging market country; (iv) a third party has identified an emerging market country as the issuer’s “country of risk”; (v) the issuer is included in an index which is representative of emerging market countries; (vi) the issuer derives 50% or more of its total revenues from goods sold or services performed in emerging market countries; or (vii) the issuer has 50% or more of its assets in emerging market countries.

MFS may also invest the fund’s assets in debt instruments of issuers and derivative instruments that are not tied economically to emerging market countries.

MFS generally focuses on foreign government and government-related debt instruments, but may also invest the fund’s assets in corporate debt instruments.

MFS may invest up to 100% of the fund’s assets in below investment grade quality debt instruments.

MFS normally invests the fund's assets across different countries and regions, but MFS may invest a significant percentage of the fund's assets in issuers in a single country or region.

The fund is a non-diversified fund. This means that MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS allocates the fund's assets across countries primarily based on fundamental economic and financial analysis of the creditworthiness of each country and the relative values of countries' external debt, currencies, and local market debt. In selecting investments, MFS may consider economic and financial fundamentals, liquidity, duration, yield curve positioning, relative value, and other factors. Quantitative tools that systematically evaluate these and other factors may also be considered. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Global Opportunistic Bond Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in debt instruments of U.S. and foreign issuers, including emerging markets issuers. Debt instruments include U.S. Government securities, corporate debt instruments, foreign government securities, securitized instruments (including mortgage-backed securities and other asset-backed securities), and other obligations to repay money borrowed.

While MFS may invest the fund’s assets in debt instruments of any type, MFS generally focuses on debt instruments of issuers located in developed markets.

MFS generally focuses on investment grade quality debt instruments, but may also invest the fund’s assets in below investment grade quality debt instruments.

MFS normally enters into currency hedging transactions using derivatives to reduce the fund’s foreign currency exposure such that the fund is primarily exposed to the U.S. dollar.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region. MFS generally invests the fund's assets in at least three different countries and invests a percentage of the fund's net assets in securities of foreign issuers equal to at least the lesser

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of 40% or the percentage of foreign issuers in the Bloomberg Global Aggregate Index (USD Hedged) less 15%.

MFS may invest up to 35% of the fund’s assets in any industry that accounts for more than 20% of the global bond market as measured by an index determined by MFS to be an appropriate measure of the global bond market, currently the Bloomberg Global Aggregate Index (USD Hedged).

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector and regional allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Government Securities Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in U.S. Government securities. U.S. Government securities are securities issued or guaranteed by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity, including mortgage-backed securities and other types of securitized instruments issued or guaranteed by such entities. MFS may also invest the fund's assets in other debt instruments.

MFS generally invests substantially all of the fund’s assets in investment grade quality debt instruments.

MFS may purchase or sell securities for the fund on a when-issued, delayed delivery, or forward commitment basis where payment and delivery take place at a future settlement date, including mortgage-backed securities purchased or sold in the to be announced (TBA) market. When MFS sells securities for the fund on a when-issued, delayed delivery, or forward commitment basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the deliverable securities.

MFS may invest the fund’s assets in foreign securities.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS uses an active investment approach in managing the fund that combines top-down considerations and bottom-up fundamental investment analysis to make decisions about sector allocations, duration and yield curve positioning, and security selection. Top-down considerations include macroeconomic factors such as interest rates, U.S. growth and inflation trends, fiscal and monetary policies, longer-term structural shifts in the economy, regulatory trends, and tail risks (i.e., risks associated with extreme events of relatively low probability, but potentially significant market impact). Bottom-up factors considered may include an instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. For mortgage-backed securities, additional factors such as prepayment risk and mortgage pool characteristics may also be evaluated. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. In addition, market technicals are typically considered in determining sector allocations and specific security selection. Market technicals include, but are not limited to, bond supply and demand dynamics, liquidity, and trading patterns. Quantitative screening tools may also be considered in determining the fund’s portfolio positioning.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes. In addition, derivative instruments that provide investment exposure to the investments subject to the fund’s 80% policy or to one or more of the market risk factors associated with the fund’s 80% policy may be counted in meeting such policy.

MFS High Income Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in high income debt instruments. Debt instruments include corporate debt instruments, foreign government securities, floating rate loans, and other obligations to repay money borrowed. High income debt instruments are debt instruments that are below investment grade quality. Below investment grade quality debt instruments are debt instruments rated BB+ or lower by S&P or Fitch, or Ba1 or lower by Moody’s, or comparably rated by another Nationally Recognized Statistical Rating Organization ("NRSRO"). A debt instrument will be considered unrated if none of these NRSROs have assigned a rating. In cases where a rating for an individual security is not available, MFS may assign a rating to the security

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MFS Lifetime 2035 Fund

based on the methodology referenced above with respect to the issuer of such security.

MFS may invest the fund’s assets in other types of debt instruments.

MFS may invest up to 100% of the fund’s assets in below investment grade quality debt instruments.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of the issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes. In addition, derivative instruments that provide investment exposure to the investments subject to the fund's 80% policy or to one or more of the market risk factors associated with the fund's 80% policy may be counted in meeting such policy.

MFS Inflation-Adjusted Bond Fund

Investment Objective

The fund’s investment objective is to seek total return that exceeds the rate of inflation over the long-term, with an emphasis on current income, but also considering capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in inflation-adjusted debt instruments and other instruments with similar economic characteristics. Inflation-adjusted debt instruments are debt instruments whose principal and/or interest payments are adjusted for realized inflation.

MFS generally focuses the fund’s investments in inflation-adjusted debt instruments issued by the U.S. Treasury. MFS may also invest the fund’s assets in other inflation-adjusted debt instruments and non-inflation-adjusted debt instruments, including corporate debt instruments, foreign government securities, securitized instruments, and other debt instruments.

MFS generally invests substantially all of the fund’s assets in investment grade quality debt instruments.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS may invest the fund’s assets in foreign securities.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS uses an active investment approach in managing the fund that combines top-down considerations and bottom-up fundamental investment analysis to make decisions about sector allocations, duration and yield curve positioning, and security selection. Top-down considerations include macroeconomic factors such as interest rates, U.S. growth and inflation trends, fiscal and monetary policies, longer-term structural shifts in the economy, regulatory trends, and tail risks (i.e., risks associated with extreme events of relatively low probability, but potentially significant market impact). Bottom-up factors considered may include an instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. In addition, market technicals are typically considered in determining sector allocations and specific security selection. Market technicals include, but are not limited to, bond supply and demand dynamics, liquidity, and trading patterns. Quantitative screening tools may also be considered in determining the fund’s portfolio positioning.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Limited Maturity Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital preservation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in debt instruments.

The fund’s dollar-weighted average effective maturity will normally not exceed five years. In determining an instrument’s effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a call, put, pre-refunding, prepayment or redemption provision, or an adjustable coupon) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

MFS generally invests substantially all of the fund’s assets in investment grade quality debt instruments.

MFS invests the fund’s assets in U.S. securities and U.S. dollar-denominated foreign securities, which may include emerging market securities.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant

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MFS Lifetime 2035 Fund

percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of the issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, and labor practices. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

MFS Total Return Bond Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in debt instruments. Debt instruments include corporate bonds, U.S. Government securities, foreign government securities, securitized instruments (including mortgage-backed securities and other asset-backed securities), municipal instruments, and other obligations to repay money borrowed.

MFS primarily invests the fund’s assets in investment grade quality debt instruments, but may also invest the fund's assets in below investment grade quality debt instruments.

MFS may purchase or sell securities for the fund on a when-issued, delayed delivery, or forward commitment basis where payment and delivery take place at a future settlement date, including mortgage-backed securities purchased or sold in the to be announced (TBA) market. When MFS sells securities for the fund on a when-issued, delayed delivery, or forward commitment basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the deliverable securities.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of the issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, and labor practices. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes. In addition, derivative instruments that provide investment exposure to the investments subject to the fund’s 80% policy or to one or more of the market risk factors associated with the fund’s 80% policy may be counted in meeting such policy.

Money Market Fund:

MFS Institutional Money Market Portfolio

Investment Objective

The fund’s investment objective is to seek current income consistent with preservation of capital and liquidity. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets in U.S. dollar-denominated money market instruments and repurchase agreements.

The fund does not seek to maintain a stable share price. In buying and selling investments for the fund, MFS follows U.S. Securities and Exchange Commission rules for money market funds regarding credit quality, diversification, liquidity, and maturity.

The fund is only offered to certain investment companies advised by MFS.

International Equity Funds:

MFS® Blended Research® Emerging Markets Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

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MFS Lifetime 2035 Fund

Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments in issuers economically tied to emerging market countries based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the MSCI Emerging Markets Index.

MFS normally invests at least 80% of the fund’s net assets in equity securities of issuers that are tied economically to emerging market countries. Emerging markets are countries determined to have emerging market economies based on factors that demonstrate the country's financial and capital markets are in the development phase, including whether a particular country has a low- to middle-income economy according to the International Bank for Reconstruction and Development (the World Bank), the country’s designation by the International Monetary Fund as an emerging market, or the country's inclusion in an emerging market index. Emerging market countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe. Examples of emerging market countries include, but are not limited to, Argentina, Brazil, Chile, Hungary, India, Indonesia, Mexico, Panama, the People’s Republic of China, Peru, Poland, Saudi Arabia, South Africa, South Korea, Taiwan, and Thailand. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS generally considers the issuer of a security or other investment to be tied economically to emerging market countries if: (i) the security or other investment is issued or guaranteed by the government of an emerging market country or any of its agencies, authorities or instrumentalities; (ii) the issuer is organized under the laws of, and maintains a principal office in, an emerging market country; (iii) the issuer has its principal securities trading market in an emerging market country; (iv) a third party has identified an emerging market country as the issuer’s “country of risk”; (v) the issuer is included in an index which is representative of emerging market countries; (vi) the issuer derives 50% or more of its total revenues from goods sold or services performed in emerging market countries; or (vii) the issuer has 50% or more of its assets in emerging market countries.

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers’ qualitative assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 2% compared to the MSCI Emerging Markets Index. Tracking error generally measures how the differences between the fund's returns and the MSCI Emerging Markets Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to the applicable index. Third-party quantitative risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS® Blended Research® International Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the MSCI All Country World (ex-US) Index.

MFS normally invests at least 80% of the fund’s net assets in equity securities. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS normally invests the fund’s assets primarily in foreign securities, including emerging market securities.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

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MFS Lifetime 2035 Fund

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers' qualitative assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 2% compared to the MSCI All Country World (ex-US) Index. Tracking error generally measures how the differences between the fund's returns and the MSCI All Country World (ex-US) Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to the applicable index. Third-party quantitative risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Emerging Markets Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in equity securities of issuers that are tied economically to emerging market countries. Emerging markets are countries determined to have emerging market economies based on factors that demonstrate the country's financial and capital markets are in the development phase, including whether a particular country has a low- to middle-income economy according to the International Bank for Reconstruction and Development (the World Bank), the country’s designation by the International Monetary Fund as an emerging market, or the country's inclusion in an emerging market index. Emerging market countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS generally considers the issuer of a security or other investment to be tied economically to emerging market countries if: (i) the security or other investment is issued or guaranteed by the government of an emerging market country or any of its agencies, authorities or instrumentalities; (ii) the issuer is organized under the laws of, and maintains a principal office in, an emerging market country; (iii) the issuer has its principal securities trading market in an emerging market country; (iv) a third party has identified an emerging market country as the issuer’s “country of risk”; (v) the issuer is included in an index which is representative of emerging market countries; (vi) the issuer derives 50% or more of its total revenues from goods sold or services performed in emerging market countries; or (vii) the issuer has 50% or more of its assets in emerging market countries.

MFS may also invest the fund’s assets in equity securities of issuers that are not tied economically to emerging market countries.

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS International Growth Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in growth companies. Growth companies are companies that MFS believes have above average earnings growth potential compared to other companies. MFS considers a number of factors when determining a company’s growth potential, including whether (i) the issuer is included in an index that is representative of growth companies; (ii) the issuer is classified as a growth company by an

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MFS Lifetime 2035 Fund

independent third party financial data provider; and/or (iii) the issuer exhibits the characteristics of a growth company, considering metrics such as historical and/or projected growth rates relative to the applicable equity market. Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS International Intrinsic Equity Fund

(Formerly, MFS International Intrinsic Value Fund)

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 80% of the fund’s net assets in equity securities. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies. In managing the fund, MFS assesses the intrinsic valuation of issuers by considering the full context of how a company's cash flows are generated. MFS focuses on companies it believes have conservative balance sheets, sustainable competitive advantages, high returns on capital, and/or the ability to weather economic downturns, among other factors. Many of the factors considered by MFS in assessing issuers are qualitative in nature and require subjective judgment and interpretation.

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease currency exposure.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS International New Discovery Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with small to medium capitalizations.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may

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MFS Lifetime 2035 Fund

include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS Research International Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in securities of companies of any size.

In conjunction with a team of investment research analysts, sector leaders select investments for the fund. MFS generally manages the fund to be sector neutral to the MSCI EAFE (Europe, Australasia, Far East) Index using MFS' custom industry and sector categories to classify the fund and the MSCI EAFE (Europe, Australasia, Far East) Index's holdings.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

U.S. Equity Funds:

MFS® Blended Research® Core Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the Standard & Poor's 500 Stock Index.

MFS normally invests at least 80% of the fund’s net assets in equity securities. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers’ qualitative assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 2% compared to the Standard & Poor's 500 Stock Index. Tracking error generally measures how the differences between the fund's returns and the Standard & Poor's 500 Stock Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to the applicable index. Third-party quantitative

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MFS Lifetime 2035 Fund

risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS® Blended Research® Growth Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the Russell 1000® Growth Index, which represents the fund's investment universe.

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 80% of the fund’s net assets in equity securities of growth companies. Growth companies are companies that MFS believes have above average earnings growth potential compared to other companies. MFS considers a number of factors when determining a company’s growth potential, including whether (i) the issuer is included in an index that is representative of growth companies; (ii) the issuer is classified as a growth company by an independent third party financial data provider; and/or (iii) the issuer exhibits the characteristics of a growth company, considering metrics such as historical and/or projected growth rates relative to the applicable equity market. Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

The fund is a non-diversified fund. This means that MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers' qualitative assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 2% compared to the Russell 1000® Growth Index. Tracking error generally measures how the differences between the fund's returns and the Russell 1000® Growth Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to an index that represents the fund's investment universe. Third-party quantitative risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS® Blended Research® Mid Cap Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the Russell Midcap® Index, which represents the fund's investment universe.

MFS normally invests at least 80% of the fund’s net assets in equity securities of issuers with medium market capitalizations. MFS defines medium market capitalization companies as issuers that (i) have market capitalizations within the capitalization range of the Russell Midcap® Index over the past 12 months based on the current composition of the index and/or are (ii) classified as a medium capitalization company by an independent third party financial data provider. The market capitalization range of companies considered to have medium capitalizations based on the above criteria will change over time depending on market conditions. For illustrative purposes, as of December 31, 2025, the range of the market capitalizations of the issuers in the Russell Midcap® Index was between approximately $1.3 billion and $101.9 billion, and the fund’s average weighted market capitalization as of that date was $24.5 billion. Equity securities include common stocks, depositary receipts, equity interests in real estate investment trusts (REITs), and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the

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stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers' qualitative assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 3% compared to the Russell Midcap® Index. Tracking error generally measures how the differences between the fund's returns and the Russell Midcap® Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to an index that represents the fund's investment universe. Third-party quantitative risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS® Blended Research® Small Cap Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the Russell 2000® Index, which represents the fund's investment universe.

MFS normally invests at least 80% of the fund’s net assets in equity securities of issuers with small market capitalizations. MFS defines small market capitalization companies as issuers that (i) have market capitalizations within the capitalization range of the Russell 2000® Index over the past 12 months based on the current composition of the index and/or are (ii) classified as a small capitalization company by an independent third party financial data provider. The maximum market capitalization of companies considered to have small capitalizations based on the above criteria will change over time depending on market conditions. For illustrative purposes, as of December 31, 2025, the range of the market capitalizations of the issuers in the Russell 2000® Index was between approximately $5.0 million and $31.3 billion, and the fund’s average weighted market capitalization as of that date was $5.2 billion. Equity securities include common stocks, depositary receipts, equity interests in real estate investment trusts (REITs), and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers' qualitative

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assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 3% compared to the Russell 2000® Index. Tracking error generally measures how the differences between the fund's returns and the Russell 2000® Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to an index that represents the fund's investment universe. Third-party quantitative risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS® Blended Research® Value Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the Russell 1000® Value Index, which represents the fund's investment universe.

MFS normally invests at least 80% of the fund’s net assets in equity securities of value companies. Value companies are companies that MFS believes are undervalued compared to their perceived worth in the marketplace. MFS considers a number of factors when determining whether a company is undervalued, including whether (i) the issuer is included in an index which is representative of value companies; (ii) the issuer is classified as a value company by an independent third party financial data provider and/or (iii) the issuer exhibits the characteristics of a value company, considering metrics such as such as price-to-book ratio, price-to-earnings ratio, and dividend yield relative to the applicable equity market. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. Equity securities include common stocks, depositary receipts, equity interests in real estate investment trusts (REITs), and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.
While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers’ qualitative assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 2% compared to the Russell 1000® Value Index. Tracking error generally measures how the differences between the fund's returns and the Russell 1000® Value Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to an index that represents the fund's investment universe. Third-party quantitative risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Growth Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in growth companies. Growth companies are companies that MFS believes have above average potential with respect to the rate and duration of earnings growth compared to other companies. MFS considers a number of factors when determining a company’s growth potential, including whether (i) the issuer is included in an index that is representative of growth companies; (ii) the issuer is classified as a growth company by an independent third party financial data provider; and/or (iii) the issuer exhibits the characteristics of a growth company, considering metrics such as historical and/or projected growth rates relative to the applicable equity market. Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

MFS normally invests the fund’s assets primarily in equity securities.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

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MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

The fund is a non-diversified fund. This means that MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Mid Cap Growth Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in growth companies with medium market capitalizations. MFS defines medium market capitalization companies as issuers that (i) have market capitalizations within the capitalization range of the Russell Midcap® Index over the past 12 months based on the current composition of the index and/or are (ii) classified as a medium capitalization company by an independent third party financial data provider. The market capitalization range of companies considered to have medium capitalizations based on the above criteria will change over time depending on market conditions. For illustrative purposes, as of November 30, 2025, the range of the market capitalizations of the issuers in the Russell Midcap® Index was between approximately $956.3 million and $115.7 billion, and the fund’s average weighted market capitalization as of that date was $39.3 billion. Growth companies are companies that MFS believes have above average potential with respect to the rate and duration of earnings growth compared to other companies. MFS considers a number of factors when determining a company’s growth potential, including whether (i) the issuer is included in an index that is representative of growth companies; (ii) the issuer is classified as a growth company by an independent third party; and/or (iii) the issuer exhibits the characteristics of a growth company, considering metrics such as historical and/or projected growth rates relative to the applicable equity market. Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

MFS normally invests the fund’s assets primarily in equity securities.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Mid Cap Value Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in value companies with medium market capitalizations.

MFS defines medium market capitalization companies as issuers that (i) have market capitalizations within the capitalization range of the Russell Midcap® Index over the past 12 months based on the current composition of the index and/or are (ii) classified as a medium capitalization company by an independent third party financial data provider. The market capitalization range of companies considered to have medium capitalizations based on the above criteria will change over time depending on market conditions. For illustrative purposes, as of December 31, 2025, the range of the market capitalizations of the issuers in the Russell Midcap® Index was between approximately $1.3 billion and $101.9 billion, and the fund’s average weighted market capitalization as of that date was $24.4 billion.

Value companies are companies that MFS believes are undervalued compared to their perceived worth in the marketplace. MFS considers a number of factors when determining whether a company is undervalued, including whether (i) the issuer is included in an index which is representative of value companies; (ii) the issuer is classified as a value company by an independent third party financial data provider and/or (iii) the issuer exhibits the characteristics of a value company, considering metrics such as such as price-to-book ratio, price-to-earnings ratio, and dividend yield relative to the applicable equity market. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

MFS normally invests the fund’s assets primarily in equity securities.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

B-13

MFS Lifetime 2035 Fund

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS New Discovery Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with small capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS New Discovery Value Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in value companies. Value companies are companies that MFS believes are undervalued compared to their perceived worth in the marketplace. MFS considers a number of factors when determining whether a company is undervalued, including whether (i) the issuer is included in an index which is representative of value companies; (ii) the issuer is classified as a value company by an independent third party financial data provider and/or (iii) the issuer exhibits the characteristics of a value company, considering metrics such as historical and/or projected price-to-book, price-to-earnings, and price-to-cash flow ratios, enterprise value (the total value of the issuer’s outstanding equity and debt) relative to earnings, and free cash flow yield compared to the applicable equity market and/or to issuers in the same sector or industry. In assessing the relative value of an issuer, MFS may also consider measures of financial quality, such as indicators of profitability (i.e., return on equity and return on invested capital), balance sheet strength (including leverage and interest coverage ratios), and capital allocation discipline. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

MFS normally invests the fund’s assets primarily in equity securities.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with small capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Research Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

B-14

MFS Lifetime 2035 Fund

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in equity securities.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

In conjunction with a team of investment research analysts, sector leaders select investments for the fund. MFS generally manages the fund to be sector neutral to the Standard & Poor's 500 Stock Index using MFS' custom industry and sector categories to classify the fund and the Standard & Poor's 500 Stock Index's holdings.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS Value Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in value companies. Value companies are companies that MFS believes are undervalued compared to their perceived worth in the marketplace. MFS considers a number of factors when determining whether a company is undervalued, including whether (i) the issuer is included in an index which is representative of value companies; (ii) the issuer is classified as a value company by an independent third party and/or (iii) the issuer exhibits the characteristics of a value company, considering metrics such as such as price-to-book ratio, price-to-earnings ratio, and dividend yield relative to the applicable equity market. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

MFS normally invests the fund’s assets primarily in equity securities.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

Non-Traditional Funds:

MFS Commodity Strategy Fund

Investment Objective

The fund’s investment objective is to seek total return. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund’s objective by providing exposure to the commodities markets through investing in commodity-linked derivatives rather than investing directly in commodities. Commodities are economic goods that are typically the product of agriculture, mining, or primary industrial processes. Commodities include, but are not limited to, grains, beef, oil, natural gas, grains, beef, and industrial and precious metals.

MFS expects to gain exposure to the commodities markets by investing in MFS Commodity Strategy Portfolio. MFS Commodity Strategy Portfolio gains exposure to the commodities markets by investing in commodity-linked derivatives such as commodity-linked futures, options, and/or swaps. MFS may invest up to 25% of the fund's assets (at the time of purchase) in MFS Commodity Strategy Portfolio.

MFS Commodity Strategy Portfolio's investments in commodity-linked derivatives are leveraged (i.e., involves investment exposure greater than the amount of the investment). MFS expects the fund's exposure to the commodities markets to be approximately equivalent to investing all of the fund's investments in commodity-linked derivatives on an unleveraged basis.

MFS allocates MFS Commodity Strategy Portfolio's investments in commodity-linked derivatives primarily based on its proprietary quantitative models. Factors considered by the quantitative models may include valuation, momentum, and economic and behavioral data. MFS may also consider current market conditions, its qualitative assessment of the risk/return characteristics of commodities and commodity sectors, and other factors in structuring MFS Commodity Strategy Portfolio's portfolio.

B-15

MFS Lifetime 2035 Fund

MFS normally allocates the MFS Commodity Strategy Portfolio's commodity exposure across different commodities and commodity sectors, but MFS may expose a significant percentage of the MFS Commodity Strategy Portfolio's assets to a particular commodity or commodity sector or a limited number of commodities or commodity sectors.

MFS generally invests substantially all of the fund's assets not invested in MFS Commodity Strategy Portfolio in U.S. and foreign debt instruments. In addition, MFS Commodity Strategy Portfolio may also invest in U.S. and foreign debt instruments. Of the fund’s direct and indirect investments in debt instruments, MFS generally invests substantially all of these investments in investment grade quality debt instruments.

MFS normally invests the fund's direct and indirect investments in debt instruments across different countries and regions, but MFS may invest a significant percentage of the fund's assets in issuers in a single country or region.

In addition to the commodity-linked derivatives used by MFS Commodity Strategy Portfolio as described above, MFS may use other types of derivatives for any investment purpose in managing the fund and/or MFS Commodity Strategy Portfolio. To the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, and swaps.

Some portion of the fund's and MFS Commodity Strategy Portfolio's assets may be held in cash and/or debt instruments due to collateral requirements for the fund's and MFS Commodity Strategy Portfolio's investments in derivatives.

MFS uses an active bottom-up investment approach to buying and selling debt investments for the fund. Debt investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered.

MFS Global Real Estate Fund

Investment Objective

The fund’s investment objective is to seek total return. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in U.S. and foreign real estate-related investments. Real estate-related investments are issuers that are principally engaged in real estate activities and/or providing products and services related to the real estate sector, including (i) real estate investment trusts (REITs); (ii) issuers similar to REITs formed under the laws of non-U.S. countries; (iii) issuers included in an index that is representative of real estate-related investments; (iv) issuers that a third party has given the issuer an industry or sector classification consistent with real estate-related activities; and (v) other issuers that earn at least 50% of their gross revenues or net profits from real estate activities or from products or services related to the real estate sector. Real estate activities include owning, developing, managing, or acting as a broker for real estate. Examples of real estate products or services include building supplies and mortgage servicing.

MFS normally invests the fund’s assets primarily in equity securities.

MFS generally focuses the fund’s investments in equity REITs as well as similar entities formed under the laws of non-U.S. countries, but may also invest the fund’s assets in mortgage REITs, hybrid REITs and other U.S. and foreign real estate-related investments, including emerging market real estate-related investments.

MFS may invest the fund’s assets in real estate-related investments of any size. However, issuers of real estate-related investments tend to have small-to-medium market capitalizations.

MFS normally allocates the fund’s investments across different REIT managers and property types, such as apartments, retail properties, office buildings, hotels, industrial properties, health care facilities, storage facilities, manufactured housing and special use facilities, but may from time to time focus the fund’s investments in any one or a few of these areas.

MFS normally invests the fund's assets across different countries and regions, but MFS may invest a significant percentage of the fund's assets in issuers in a single country or region.

MFS generally invests the fund's assets in at least three different countries and invests a percentage of the fund's net assets in securities of foreign issuers equal to at least the lesser of 40% or the percentage of foreign issuers in the FTSE EPRA Nareit Developed Real Estate Index less 15%.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered in selecting investments for the fund may include an issuer's management ability, cash flows, price/funds from operations ratio, dividend yield and payment history, price/net asset value ratio, market price, and the ability of an issuer to grow from operations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, an issuer's governance structure and practices, social issues such as diversity and labor practices, and environmental issues such as physical and transition risks related to changes in climate.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

B-16

MFS Lifetime 2035 Fund

MFS Lifetime 2035 Fund

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 111 Huntington Avenue, Boston, MA 02199, Attention: Fund Secretary. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate, and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS Lifetime 2035 Fund, the following documents are available free upon request:

Annual/Semiannual Reports and Form N-CSR Filings. The fund’s annual and semiannual shareholder reports and Form N-CSR contain information about the fund’s actual investments. Annual shareholder reports discuss the effect of recent market conditions and investment strategies on the fund’s performance during its last fiscal year. Form N-CSR includes the fund’s annual and semiannual financial statements.

Statement of Additional Information (SAI). The SAI, dated August 28, 2026, as may be amended or supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the SAI, annual/semiannual shareholder reports, fund financial statements, and other information about the fund, including current net asset values per share, and make inquiries about the fund, by contacting:

Internet: mfs.com

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

Telephone: 1-800-225-2606

Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

The fund’s Investment Company Act file number is 811-21780.

HOW TO CONTACT US

Website mfs.com MFS TALK 1-800-637-8255 24 hours a day	Account service and literature Shareholders 1-800-225-2606 Investment professionals 1-800-343-2829 Retirement plan services 1-800-637-1255	Mailing address MFS Service Center, Inc. P.O. Box 219341 Kansas City, MO 64121-9341 Overnight mail MFS Service Center, Inc. Suite 219341 801 Pennsylvania Avenue Kansas City, MO 64105-1307

August 28, 2026

PROSPECTUS

MFS® Lifetime® 2040 Fund

The investment objective of the fund is to seek a high level of total return consistent with its asset allocation until the approximate retirement year in the fund's name; thereafter, the fund will seek total return through a combination of current income and capital appreciation. The asset allocation of the fund will change over time.

CLASS	TICKER SYMBOL
Class A	MLFAX
Class B	MLFBX
Class C	MLFCX
Class I	MLFIX
Class R1	MLFEX
Class R2	MLFGX
Class R3	MLFHX
Class R4	MLFJX
Class R6	MLFKX

The U.S. Securities and Exchange Commission (the SEC) has not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

ML4-PRO-082826

MFS Lifetime 2040 Fund

Summary of Key Information

Investment Objective

The fund’s investment objective is to seek a high level of total return consistent with its asset allocation until the approximate retirement year in the fund's name; thereafter, the fund will seek total return through a combination of current income and capital appreciation. The asset allocation of the fund will change over time.

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 16 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):
Share Class	A	B	C	I	R1	R2	R3	R4	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%#	4.00%	1.00%	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Share Class	A	B	C	I	R1	R2	R3	R4	R6
Management Fee	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None	1.00%	0.50%	0.25%	None	None
Other Expenses	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%	0.05%
Acquired (Underlying) Fund Fees and Expenses	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%
Total Annual Fund Operating Expenses	0.97%	1.72%	1.72%	0.72%	1.72%	1.22%	0.97%	0.72%	0.58%
Fee Reductions, Expense Reimbursements and/or MFS Payments[1]	(0.19)%	(0.19)%	(0.19)%	(0.19)%	(0.19)%	(0.19)%	(0.19)%	(0.19)%	(0.19)%
Total Annual Fund Operating Expenses After Fee Reductions, Expense Reimbursements and/or MFS Payments	0.78%	1.53%	1.53%	0.53%	1.53%	1.03%	0.78%	0.53%	0.39%

# This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

1 Massachusetts Financial Services Company (MFS) has agreed in writing to bear the fund's expenses, excluding management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, investment-related expenses, and fees and expenses associated with investments in investment companies and other similar investment vehicles, or make payment to the fund, such that "Other Expenses" do not exceed 0.00% of the class' average daily net assets annually for each of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 shares, and (0.14)% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2027.

2

MFS Lifetime 2040 Fund

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$650	$848	$1,063	$1,680
Class B Shares assuming[1]
redemption at end of period	$556	$823	$1,116	$1,815
no redemption at end of period	$156	$523	$916	$1,815
Class C Shares assuming[1]
redemption at end of period	$256	$523	$916	$1,815
no redemption at end of period	$156	$523	$916	$1,815
Class I Shares	$54	$211	$382	$877
Class R1 Shares	$156	$523	$916	$2,014
Class R2 Shares	$105	$368	$652	$1,461
Class R3 Shares	$80	$290	$518	$1,172
Class R4 Shares	$54	$211	$382	$877
Class R6 Shares	$40	$167	$305	$708

1 Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies

The fund is designed to provide diversification among different asset classes for investors with the approximate retirement year in the fund's name. MFS (Massachusetts Financial Services Company, the fund's investment adviser) invests substantially all of the fund's assets in other MFS mutual funds, referred to as underlying funds.

MFS selects the asset class allocations based on a strategic asset allocation process that takes into account a variety of factors, including historical risk and performance, projected performance, and other factors. MFS’ analyses of projected performance are primarily based on quantitative models using various inputs such as valuation metrics, growth rates, profitability, yields, and inflation. MFS may also consider current market conditions, its qualitative assessment of the risk/return characteristics of asset classes, and other factors in determining these allocations.

MFS employs the strategic asset allocation process described above to determine the amount of the fund's assets invested in (1) underlying funds that invest primarily in equity securities (“Equity Funds”) and underlying funds that provide exposure to less traditional asset classes, currently real estate and commodities (“Non-Traditional Funds”) and (2) underlying funds that invest primarily in debt instruments (“Bond Funds”) and an underlying fund that invests in cash and/or cash equivalents (“Money Market Fund”).

MFS selects the underlying funds within each asset class based on underlying fund classifications, historical risk, historical and projected performance of the represented asset classes, as well as other factors.

Within the Equity Fund allocation, MFS seeks to diversify by geography (by including domestic and international underlying funds, including emerging market underlying funds), in terms of market capitalization (by including large, mid, and small capitalization underlying funds) and by style (by including both growth and value underlying funds). A portion of the fund’s assets is also allocated to Non-Traditional Funds (i.e., asset classes less correlated to the overall equity and debt markets), which MFS believes provides further diversification benefits.

Within the Bond Fund allocation, MFS includes underlying funds with varying degrees of geographic (potentially including emerging market), interest rate and credit exposure, including exposure to below investment grade quality debt instruments. A portion of the fund’s assets may also be allocated to the Money Market Fund.

MFS normally invests the underlying funds’ assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the underlying funds' assets in issuers in a single industry, sector, country, or region.

As of August 1, 2026, the fund’s approximate long-term strategic allocation among asset classes was:

Equity Funds and Non-Traditional Funds	77%
Bond Funds and Money Market Fund	23%

All percentages are rounded to the nearest percent.

MFS may deviate from the long-term strategic allocations set forth above; however, any deviation from the long-term strategic allocation is not expected to be greater than plus or minus 10% under normal market conditions. At no time, however, will the fund’s investments in Equity Funds and Non-Traditional Funds exceed 99%. Additionally, the fund’s allocation to Non-Traditional Funds will not typically exceed 20% of the fund’s assets.

As of August 1, 2026, the fund’s approximate strategic allocation among asset classes was:

Equity Funds and Non-Traditional Funds	76.4%
U.S. Equity Funds	48.7%
International Equity Funds	19.3%
Non-Traditional Funds	8.4%
Bond Funds and Money Market Fund	23.6%
Bond Funds	23.3%
Money Market Fund	0.3%

All percentages are rounded to the nearest tenth of a percent. As a result, the sum of the asset class allocations presented in the table may not total 100%.

The asset class allocations for the fund, as well as the underlying funds and their weightings, are based on an allocation strategy designed for investors with the approximate retirement year in the fund’s name. Investors should also consider their age, personal circumstances, risk tolerance, and overall investment strategy and

3

MFS Lifetime 2040 Fund

allocation. The asset allocation strategy will become increasingly conservative over time, shifting more weight from Equity Funds and Non-Traditional Funds to Bond Funds and the Money Market Fund.

Upon reaching its stated target year, the fund’s allocation strategy will be aligned with the allocation strategy of MFS Lifetime Income Fund. It is expected that the fund will be combined with MFS Lifetime Income Fund within five years of the date that its asset allocation strategy matches the asset allocation strategy of MFS Lifetime Income Fund. MFS Lifetime Income Fund is designed for investors who intend to withdraw assets over an extended period of time or who want an investment with an asset allocation mix similar to MFS Lifetime Income Fund's long-term strategic asset allocation. The chart below illustrates how the asset allocation strategy of the fund will change over time.

Principal Risks

As with any mutual  fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund, including near or after the target year. There is no guarantee that the fund will provide income at or through retirement. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Allocation Risk: MFS' assessment of the risk/return potential of asset classes and underlying funds, and the resulting allocation among asset classes and underlying funds, may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Underlying Funds Risk: MFS' strategy of investing in underlying funds exposes the fund to the risks of the underlying funds. Each underlying fund pursues its own investment objective and strategies and may not achieve its objective. In addition to the fees and expenses the fund bears directly, shareholders of the fund will indirectly bear the fees and expenses of the underlying funds.

Investment Selection Risk: MFS' investment analysis, including its assessment of the intrinsic valuation of issuers, its development and use of quantitative models, and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. The quantitative models used by MFS (both proprietary and third-party) may not produce the intended results for a variety of reasons, including the factors used in the models, the weight placed on each factor in the models, changes from the market factors' historical trends, changing sources of market return or market risk, and technical issues in the design, development, implementation, application, and maintenance of the models (e.g., incomplete, stale, or inaccurate data, human error, programming or other software issues, coding errors, and technology failures).

Equity Market Risk/Company Risk: Equity markets are volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general. Certain events can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market. The value of an investment held by the fund may decline due to factors directly related to the issuer.

Growth Company Risk: The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Value Company Risk: The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

Debt Market Risk: Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets or the debt markets generally. Certain events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or segment of a debt market.

Interest Rate Risk: In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities or durations, or that do not pay current interest.

Credit Risk: The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in, or perceptions of, the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. Debt instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could negatively affect the market value and liquidity of a debt instrument.

Below investment grade quality debt instruments (commonly referred to as “high yield securities” or “junk bonds”) can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the

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MFS Lifetime 2040 Fund

issuer, or the market or economy in general, than higher quality debt instruments.

Prepayment/Extension Risk: Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Inflation-Adjusted Debt Instruments Risk: Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. In addition, inflation-adjusted debt instruments may lose value in the event the actual rate of inflation is different than the rate of the applicable inflation index. If inflation is negative, principal and income can both decline.

Focus Risk: Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions, and the fund's performance will be affected by the conditions in the industries, sectors, countries, and regions to which the fund is exposed. Furthermore, investments in particular industries, sectors, countries, or regions may be more volatile than the broader market as a whole.

Foreign Risk: Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These factors can make foreign investments, especially those tied economically to emerging markets or countries subject to sanctions or the threat of new or modified sanctions, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Emerging Markets Risk: Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.

Currency Risk: The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, and changes in currency exchange rates impact the financial condition of companies or other issuers and may change the value in U.S. dollars of investments denominated in foreign currencies.

Real Estate-Related Investment Risk: The risks of investing in real estate-related securities include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the real estate investment trust (REIT) manager; and other factors. The securities of smaller real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.

Commodity-Related Investments Risk: The value of commodity-related investments may be more volatile than the value of equity securities or debt instruments and may be affected by factors such as changes in overall market movements, commodity index volatility, changes in interest rates, currency fluctuations, geopolitical events, or factors affecting a particular industry or commodity. The price of a commodity-related investment may be affected by demand/supply imbalances in the market for the commodity.

When-Issued, Delayed Delivery, and Forward Commitment Transaction Risk: The purchaser in a when-issued, delayed delivery or forward commitment transaction assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued or delivered as anticipated. When-issued, delayed delivery, and forward commitment transactions can involve leverage. To be announced (TBA) transactions may significantly increase the fund's portfolio turnover rate.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Derivatives can involve leverage.

Leveraging Risk: Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk: Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Liquidity Risk: It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. Purchases of a large number of shares may adversely affect the fund's performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Class A Bar Chart. The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

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MFS Lifetime 2040 Fund

The total return for the six-month period ended June 30, 2026, was 9.24%. During the period(s) shown in the bar chart, the highest quarterly return was 17.23% (for the calendar quarter ended June 30, 2020) and the lowest quarterly return was (20.14)% (for the calendar quarter ended March 31, 2020).

Performance Table.

Average Annual Total Returns

(For the Periods Ended December 31, 2025)

Share Class	1 YEAR	5 YEARS	10 YEARS
Returns Before Taxes
B Shares	9.88%	7.27%	9.23%
C Shares	12.96%	7.58%	9.24%
I Shares	15.06%	8.66%	10.13%
R1 Shares	13.92%	7.58%	9.06%
R2 Shares	14.49%	8.12%	9.60%
R3 Shares	14.80%	8.39%	9.88%
R4 Shares	15.04%	8.66%	10.15%
R6 Shares	15.25%	8.82%	10.30%
A Shares	8.22%	7.11%	9.23%
Returns After Taxes on Distributions
A Shares	6.06%	5.26%	7.59%
Returns After Taxes on Distributions and Sale of Fund Shares
A Shares	5.82%	5.03%	6.95%
Index Comparisons (Reflects no deduction for fees, expenses, or taxes)
Standard & Poor's 500 Stock Index	17.88%	14.42%	14.82%
MFS Lifetime 2040 Fund Blended Index	18.05%	10.22%	10.67%

As of December 31, 2025, the MFS Lifetime 2040 Fund Blended Index (the Blended Index) consisted of the following indices and approximate weightings: 51.63% Standard & Poor's 500 Stock Index; 20.67% Bloomberg U.S. Aggregate Bond Index; 19.77% MSCI EAFE Index (net div); 3.97% Bloomberg Commodity Index; and 3.97% FTSE EPRA Nareit Developed Real Estate Index (net div). The components and weightings of the Blended Index may have differed during the periods and may differ in the future. The weightings of the Blended Index are designed to change systematically on a preset schedule and will differ over time.

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Benjamin Nastou	2023	Investment Officer and Chief Investment Officer-Quantitative Solutions of MFS
Natalie Shapiro	2018	Investment Officer of MFS
Erich Shigley	2023	Investment Officer of MFS

Purchase and Sale of Fund Shares

You may purchase and redeem shares of the fund each day the New York Stock Exchange (the NYSE) is open for trading. You may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or through MFS Service Center, Inc. (MFSC) by overnight mail (MFSC, Suite 219341, 801 Pennsylvania Avenue, Kansas City, MO 64105-1307), by mail ([Fund Name], P.O. Box 219341, Kansas City, MO 64121-9341), by telephone (1-800-225-2606), or via the Internet at mfs.com (MFS Access).

The fund’s initial and subsequent investment minimums generally are as follows:

Class	Initial Minimum	Subsequent Minimum
Class A, Class B, Class C	None – automatic investment plans and certain asset-based fee programs $25 – employer-sponsored retirement plans $250 – Traditional and Roth IRAs $1,000 – other accounts	$50 – by check and non-systematic written exchange request, and via MFSC telephone representatives None – other purchases
Class I, Class R1, Class R2, Class R3, Class R4, Class R6	None	None

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Purchases of Class R1 and Class R2 shares are closed to new eligible investors. Existing eligible investors can make additional purchases and reinvest distributions in Class R1 and Class R2 shares in any account open. Existing eligible investors may also exchange their Class R1 and Class R2 shares for the same share class of another MFS fund, open new Class R1 and Class R2 share accounts in other MFS funds, or transfer some or all of the shares in their account to another account and such account will be treated as an open account. Subject to the approval of the fund’s Board of

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MFS Lifetime 2040 Fund

Trustees, the fund may in the future (i) close purchases of Class R1 and/or Class R2 shares to existing eligible investors; (ii) terminate and liquidate Class R1 and/or Class R2 shares; or (iii) convert Class R1 and/or Class R2 shares to another share class of the fund. Such actions may be undertaken without shareholder approval, but the fund expects to provide shareholders with at least 60 days’ notice before taking any such action.

Taxes

If your shares are held in a taxable account, the fund’s distributions will be taxed to you as ordinary income and/or capital gains. However, if your shares are held in a tax-advantaged account, you will generally be taxed only upon withdrawals from the account unless such an account allows for tax-free withdrawals.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker/dealer or other financial intermediary (such as a bank), the fund, MFS, and/or MFS’ affiliates may pay the financial intermediary for the sale of shares of the fund and/or the servicing of shareholder accounts. These payments may create a conflict of interest by influencing your broker/dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek a high level of total return consistent with its asset allocation until the approximate retirement year in the fund's name; thereafter, the fund will seek total return through a combination of current income and capital appreciation. The asset allocation of the fund will change over time. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

The fund is designed to provide diversification among different asset classes for investors with the approximate retirement year in the fund's name. MFS invests substantially all of the fund's assets in other MFS mutual funds, referred to as underlying funds.

MFS selects the asset class allocations based on a strategic asset allocation process that takes into account a variety of factors, including historical risk and performance, projected performance, and other factors. MFS’ analyses of projected performance are primarily based on quantitative models using various inputs such as valuation metrics, growth rates, profitability, yields, and inflation. MFS may also consider current market conditions, its qualitative assessment of the risk/return characteristics of asset classes, and other factors in determining these allocations.

MFS employs the strategic asset allocation process described above to determine the amount of the fund's assets invested in (1) underlying funds that invest primarily in equity securities (“Equity Funds”) and underlying funds that provide exposure to less traditional asset classes, currently real estate and commodities (“Non-Traditional Funds”) and (2) underlying funds that invest primarily in debt instruments (“Bond Funds”) and an underlying fund that invests in cash and/or cash equivalents (“Money Market Fund”). The asset class allocations provide an initial layer of diversification for the fund.

As of August 1, 2026, the fund’s approximate long-term strategic allocation among asset classes was:

Equity Funds and Non-Traditional Funds	77%
Bond Funds and Money Market Fund	23%

All percentages are rounded to the nearest percent.

MFS may deviate from the long-term strategic allocations set forth above; however, any deviation from the long-term strategic allocation is not expected to be greater than plus or minus 10% under normal market conditions. At no time, however, will the fund’s investments in Equity Funds and Non-Traditional Funds exceed 99%. Additionally, the fund’s allocation to Non-Traditional Funds will not typically exceed 20% of the fund’s assets.

As of August 1, 2026, the fund’s approximate strategic allocation among asset classes was:

Equity Funds and Non-Traditional Funds	76.4%
U.S. Equity Funds	48.7%
International Equity Funds	19.3%
Non-Traditional Funds	8.4%
Bond Funds and Money Market Fund	23.6%
Bond Funds	23.3%
Money Market Fund	0.3%

All percentages are rounded to the nearest tenth of a percent. As a result, the sum of the asset class allocations presented in the table may not total 100%.

MFS selects the underlying funds within each asset class based on underlying fund classifications, historical risk, historical and projected performance of the represented asset classes, as well as other factors. The selection process provides a second layer of diversification within the asset class allocations.

Within the Equity Fund allocation, MFS seeks to diversify by geography (by including domestic and international underlying funds, including emerging market underlying funds), in terms of market capitalization (by including large, mid, and small capitalization underlying funds) and by style (by including both growth and value underlying funds). A portion of the fund’s assets is also allocated to Non-Traditional Funds (i.e., asset classes less correlated to the overall equity and debt markets), which MFS believes provides further diversification benefits.

Within the Bond Fund allocation, MFS includes underlying funds with varying degrees of geographic (potentially including emerging market), interest rate and credit exposure, including exposure to below investment grade quality debt instruments. A portion of the fund’s assets may also be allocated to the Money Market Fund.

MFS normally invests the underlying funds' assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the underlying funds' assets in issuers in a single industry, sector, country, or region.

The asset class allocations for the fund, as well as the underlying funds and their weightings, are based on an allocation strategy designed for investors with the approximate retirement year in the fund's name. An investor should consider the year during which the investor expects to start drawing assets for retirement, which may or may not be the year in which the investor expects to retire. In addition, an investor should consider a number of other factors including the investor's age, how the fund will fit into an overall investment strategy and allocation, and whether the investor is looking for a more aggressive or more conservative allocation.

The asset allocation strategy for the fund will become increasingly conservative over time, shifting more weight from Equity Funds

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MFS Lifetime 2040 Fund

and Non-Traditional Funds to Bond Funds and the Money Market Fund. As a result, the fund's allocation strategy will gradually become more aligned with the long-term strategic allocation strategy of MFS Lifetime Income Fund (approximate allocation of 71% in Bond Funds and the Money Market Fund and an approximate allocation of 29% in Equity Funds and Non-Traditional Funds as of August 1, 2026). MFS Lifetime Income Fund is designed for investors who intend to withdraw assets over an extended period of time or who want an investment with an asset allocation mix similar to MFS Lifetime Income Fund's long-term strategic asset allocation. Upon reaching its stated target year, a fund's allocation strategy will be aligned with the allocation strategy of MFS Lifetime Income Fund. It is expected that the Board of Trustees will combine, without a shareholder vote, the fund with MFS Lifetime Income Fund within five years of the date that the fund’s asset allocation strategy matches the asset allocation strategy of MFS Lifetime Income Fund. The chart below illustrates how the asset allocation strategy of the fund will change over time:

Following is the list of underlying funds and their approximate strategic allocation weightings as of August 1, 2026:

Equity Funds and Non-Traditional Funds	76.4%
U.S. Equity Funds:	48.7%
MFS Blended Research Core Equity Fund	4.5%
MFS Blended Research Growth Equity Fund	4.5%
MFS Blended Research Mid Cap Equity Fund	8.7%
MFS Blended Research Small Cap Equity Fund	1.9%
MFS Blended Research Value Equity Fund	4.8%
MFS Growth Fund	4.5%
MFS Mid Cap Growth Fund	4.3%
MFS Mid Cap Value Fund	4.3%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Research Fund	4.5%
MFS Value Fund	4.8%
International Equity Funds:	19.3%
MFS Blended Research Emerging Markets Equity Fund	0.4%
MFS Blended Research International Equity Fund	8.3%
MFS Emerging Markets Equity Fund	0.4%
MFS International Growth Fund	2.4%
MFS International Intrinsic Equity Fund[1]	2.4%
MFS International New Discovery Fund	1.9%
MFS Research International Fund	3.5%
Non-Traditional Funds:	8.4%
MFS Commodity Strategy Fund	4.1%
MFS Global Real Estate Fund	4.3%
Bond Funds and Money Market Fund	23.6%
Bond Funds:	23.3%
MFS Emerging Markets Debt Fund	3.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Global Opportunistic Bond Fund	3.3%
MFS Government Securities Fund	1.7%
MFS High Income Fund	4.0%
MFS Inflation-Adjusted Bond Fund	5.3%
MFS Total Return Bond Fund	4.0%
Money Market Fund:	0.3%
MFS Institutional Money Market Portfolio	0.3%

1 Effective April 30, 2026, the name of MFS International Intrinsic Value Fund changed to MFS

International Intrinsic Equity Fund.

All percentages are rounded to the nearest tenth of a percent. As a result, the sum of the underlying fund allocations in each asset class may not equal the asset class allocations for such asset class, and the asset class and underlying fund allocations presented in the table may not total 100%.

MFS may allocate the fund’s assets among any number of the underlying funds listed in Appendix B of this prospectus at any time. A description of the underlying funds is also set forth in Appendix B of this prospectus. The fund’s underlying fund allocations may vary significantly over time, and the fund may be invested in some but not all of the underlying funds in Appendix B at any time.

Although the underlying funds listed in Appendix B are categorized generally as Equity Funds (U.S. or International), Non-Traditional Funds, Bond Funds or Money Market Fund, many of the underlying funds can invest in a mix of securities (e.g., a U.S. Equity Fund can invest in international stocks, or a Non-Traditional Fund can invest in stocks and/or bonds).

The asset class allocations and the underlying funds and their weightings are not designed to take advantage of short-term market opportunities and have been selected for investment over longer time periods. The asset class allocations and the underlying funds and their weightings may be changed without shareholder approval

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MFS Lifetime 2040 Fund

or notice. The actual weightings can also deviate due to market movements and cash flows. MFS systematically rebalances the fund's investments in the underlying funds to reflect the fund’s current strategic allocations.

Principal Investment Types of the Underlying Funds

The principal investment types in which the underlying funds may invest include:

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, equity interests in REITs, and depositary receipts for such securities.

Debt Instruments: Debt instruments represent obligations of corporations, governments, and other entities to repay money borrowed, or other instruments believed to have debt-like characteristics. The issuer or borrower usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Debt instruments generally trade in the over-the-counter market and can be less liquid than other types of investments, particularly during adverse market and economic conditions. During certain market conditions, debt instruments in some or many segments of the debt market can trade at a negative interest rate (i.e., the price to purchase the debt instrument is more than the present value of expected interest payments and principal due at the maturity of the instrument). Some debt instruments, such as zero coupon bonds or payment-in-kind bonds, do not pay current interest. Other debt instruments, such as certain mortgage-backed securities and other securitized instruments, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

Corporate Debt Instruments: Corporate debt instruments are debt instruments issued by corporations or similar entities.

U.S. Government Securities: U.S. Government securities are debt instruments issued or guaranteed as to the payment of principal and interest by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity, including mortgage-backed securities and other types of securitized instruments issued or guaranteed by such entities. Certain U.S. Government securities are not supported as to the payment of principal and interest by the full faith and credit of the U.S. Treasury or the ability to borrow from the U.S. Treasury. Some U.S. Government securities are supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security.

Foreign Government Securities: Foreign government securities are debt instruments issued, guaranteed, or supported, as to the payment of principal and interest, by foreign governments, foreign government agencies, foreign semi-governmental entities or supranational entities, or debt instruments issued by entities organized and operated for the purpose of restructuring outstanding foreign government securities. Foreign government securities may not be supported as to the payment of principal and interest by the full faith and credit of the foreign government.

Securitized Instruments: Securitized instruments are debt instruments that generally provide payments of principal and interest based on the terms of the instrument and cash flows generated by the underlying assets. Underlying assets include residential and commercial mortgages, debt instruments, loans, leases, and receivables. Securitized instruments are issued by trusts or other special purpose entities that hold the underlying assets. Certain securitized instruments offer multiple classes that differ in terms of their priority to receive principal and/or interest payments under the terms of the instrument. Securitized instruments include mortgage-backed securities, collateralized debt obligations, and other asset-backed securities. Certain mortgage-backed securities are issued on a delayed delivery or forward commitment basis where payment and delivery take place at a future date.

Inflation-Adjusted Debt Instruments: Inflation-adjusted debt instruments are debt instruments whose principal and/or interest are adjusted for inflation. Inflation-adjusted debt instruments issued by the U.S. Treasury pay a fixed rate of interest that is applied to an inflation-adjusted principal amount. The principal amount is adjusted based on changes in the Consumer Price Index. The principal due at maturity is typically equal to the inflation-adjusted principal amount, or to the instrument’s original par value, whichever is greater. Other types of inflation-adjusted debt instruments may use other methods of adjusting for inflation, and other measures of inflation. Other issuers of inflation-adjusted debt instruments include U.S. Government agencies, instrumentalities and sponsored entities, U.S. and foreign corporations, and foreign governments.

Real Estate-Related Investments: Real estate-related investments include REITs, issuers similar to REITs formed under the laws of non-U.S. countries, and other U.S. and foreign issuers that earn at least 50% of their gross revenues or net profits from real estate activities or from products or services related to the real estate sector. Real estate activities include owning, developing, managing, or acting as a broker for real estate. Examples of real estate products or services include building supplies and mortgage servicing. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests. Equity REITs invest most of their assets directly in U.S. or foreign real property, receive most of their income from rents and may also realize gains by selling appreciated property. Mortgage REITs invest most of their assets in real estate mortgages and receive most of their income from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

Commodity-Linked Derivatives: Commodity-linked derivatives are derivatives whose value is based on the value of a commodity, a commodity futures or option contract, a commodity index, or some other indicator that reflects the value of a particular commodity or commodity market or the difference between one or more commodities or commodity markets (“commodity indicator”). Commodity-linked derivatives include futures, options, and swaps.

When-Issued, Delayed Delivery, and Forward Commitment Transactions: When-issued, delayed delivery, and forward commitment transactions, including securities purchased or sold in the TBA market, involve a commitment to purchase or sell a security at a predetermined price or yield at which payment and delivery take place at a scheduled future date after an extended settlement period that is longer than the customary settlement period for the type of security to be purchased or sold in the transaction. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing or selling securities pursuant to one of these transactions, payment for the securities is not required until the delivery date. In the TBA market, mortgage-backed securities are purchased and sold at predetermined prices on a delayed delivery or forward commitment basis with the underlying securities to be announced at a future date.

Derivatives: Derivatives are financial contracts whose value is based on the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, currency, interest rate, credit rating, commodity, volatility measure, or index.

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MFS Lifetime 2040 Fund

Derivatives involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, swaps, and certain complex structured securities.

Principal Risks

The yield and share price of the fund will change daily based on the performance of the underlying funds. Underlying fund performance will change daily based on changes in interest rates and market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund, including near or after the target year. There is no guarantee that the fund will provide income at or through retirement. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The significance of any specific risk to an investment in the fund will vary over time depending on the composition of the fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the fund.

The principal risks of investing in the fund are:

Allocation Risk: MFS' assessment of the risk/return potential of asset classes and underlying funds, and the resulting allocation among asset classes and underlying funds, may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Underlying Funds Risk: MFS' strategy of investing in underlying funds exposes the fund to the risks of the underlying funds. Each underlying fund pursues its own investment objective and strategies and may not achieve its objective. In addition to the fees and expenses the fund bears directly, shareholders of the fund will indirectly bear the fees and expenses of the underlying funds.

Investment Selection Risk: MFS' investment analysis, including its assessment of the intrinsic valuation of issuers, its development and use of quantitative models, and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. The quantitative models used by MFS (both proprietary and third-party) may not produce the intended results for a variety of reasons, including the factors used in the models, the weight placed on each factor in the models, changes from the market factors' historical trends, changing sources of market return or market risk, and technical issues or errors in the design, development, implementation, application, and maintenance of the models (e.g., incomplete, stale, or inaccurate data, human error, programming or other software issues, coding errors, and technology failures). In addition, MFS or the fund's other service providers may experience disruptions or operating errors that could negatively impact the fund.

Equity Market Risk: Equity markets are volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general. Different parts of the market and different types of securities can react differently to these conditions. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain changes or events, such as political, social, or economic developments, including political elections, increasing or negative interest rates or the U.S. government's inability at times to agree on a long-term budget and deficit reduction plan (which has in the past resulted and may in the future result in a government shutdown); market closures and/or trading halts; government or regulatory actions, including sanctions, the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; rapid technological developments or widespread adoption of emerging technologies (such as artificial intelligence (AI)); natural disasters; outbreaks of pandemic and epidemic diseases; terrorist attacks; war; and other geopolitical changes or events, can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market.

Company Risk: Changes in the financial condition of a company or other issuer, changes in specific market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, regulatory, geopolitical, environmental, public health, and other conditions can adversely affect the prices of investments. The value of an investment held by the fund may decline due to factors directly related to the issuer, such as competitive pressures, rapid technological developments or widespread adoption of emerging technologies (such as AI) impacting the issuer’s competitive position and making products and/or services obsolete, cybersecurity incidents, financial leverage, historical and/or prospective earnings, management performance, labor and supply shortages, investor perceptions, and other factors. The prices of securities of smaller, less well-known issuers can be more volatile than the prices of securities of larger issuers or the market in general. As certain emerging technologies like AI are used more widely, the profitability and growth of certain fund holdings may be impacted, which could significantly impact the overall performance of a fund. For example, issuers in which a fund invests may use and/or expand the use of AI in their business operations, and the challenges with properly managing its use could result in reputational harm, competitive harm, legal liability, and/or an adverse effect on business operations.

Growth Company Risk: The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Value Company Risk: The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

Debt Market Risk: Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets, or debt markets generally. Certain changes or events, such as political, social, or economic developments, including increasing and negative interest rates or the U.S. government's inability at times to agree on a long-term budget and deficit reduction plan (which has in the past resulted and may in the future result in a government shutdown); market closures and/or trading halts; government or regulatory actions, including sanctions, the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; rapid technological developments or widespread adoption of new technologies (such as AI); natural disasters; outbreaks of pandemic and epidemic diseases; terrorist

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attacks; war; and other geopolitical changes or events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or a segment of a debt market.

Interest Rate Risk: The price of a debt instrument typically changes in response to interest rate changes. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Inflationary price movements may cause fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk. Potential future changes in government and/or central bank monetary policy and action may also affect the level of interest rates. Monetary policy measures have in the past, and may in the future, exacerbate risks associated with rising interest rates. Interest rate risk is generally greater for fixed-rate instruments than floating-rate instruments and for instruments with longer maturities or durations, or that do not pay current interest. In addition, short-term and long-term interest rates, and interest rates in different countries, do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. The price of an instrument trading at a negative interest rate responds to interest rate changes like other debt instruments; however, an instrument purchased at a negative interest rate is expected to produce a negative return if held to maturity. Fluctuations in the market price of fixed-rate instruments held by the fund may not affect interest income derived from those instruments, but may nonetheless affect the fund's share price, especially if an instrument has a longer maturity or duration and is therefore more sensitive to changes in interest rates.

Inflation-adjusted debt instruments tend to react to changes in “real” interest rates. “Real” interest rates represent nominal interest rates reduced by the inflation rate.

Credit Risk: The price of a debt instrument depends, in part, on the issuer's or borrower's credit quality or ability to pay principal and interest when due. The price of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest, if the instrument's credit rating is downgraded by a credit rating agency, or based on other changes in, or perceptions of, the financial condition of the issuer or borrower. Debt instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could negatively affect the market value and liquidity of a debt instrument. For certain types of instruments, including derivatives, the price of the instrument depends in part on the credit quality of the counterparty to the transaction. For other types of debt instruments, including mortgage-backed securities and other securitized instruments, the price of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult.

Below investment grade quality debt instruments can involve a substantially greater risk of default or can already be in default, and their values can decline significantly over short periods of time. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and principal. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The market for below investment grade quality debt instruments can be less liquid, especially during periods of recession or general market decline.

Prepayment/Extension Risk: Many types of debt instruments, including mortgage-backed securities, securitized instruments, certain corporate debt instruments, and municipal housing bonds, and certain derivatives, are subject to the risk of prepayment and/or extension. Prepayment occurs when unscheduled payments of principal are made or the instrument is called or redeemed prior to an instrument’s maturity. When interest rates decline, the instrument is called, or for other reasons, these debt instruments may be repaid more quickly than expected. As a result, the holder of the debt instrument may not be able to reinvest the proceeds at the same interest rate or on the same terms, reducing the potential for gain. When interest rates increase or for other reasons, these debt instruments may be repaid more slowly than expected, increasing the potential for loss. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Inflation-Adjusted Debt Instruments Risk: Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. In addition, inflation-adjusted debt instruments may lose value in the event the actual rate of inflation is different than the rate of the applicable inflation index. If inflation is negative, principal and income both can decline. In addition, the measure of inflation used may not correspond to the actual rate of inflation experienced by a particular individual. Inflation-adjusted debt instruments are subject to the risk that the consumer price index or other relevant pricing index may be temporarily unavailable, discontinued, fundamentally altered by government action or otherwise, or substituted with an alternative index, which could adversely affect the fund’s investments and performance.

Focus Risk: Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions. These conditions include business environment changes; economic factors such as fiscal, monetary, and tax policies; inflation and unemployment rates; and government and regulatory changes. The fund's performance will be affected by the conditions in the industries, sectors, countries, and regions to which the fund is exposed. Furthermore, investments in particular industries, sectors, countries, or regions may be more volatile than the broader market as a whole.

Foreign Risk: Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. Political, social, diplomatic, and economic developments, U.S. and foreign government action, or the threat thereof, such as the imposition of currency or capital blockages, controls, or tariffs, economic and trade sanctions or embargoes, security trading suspensions, entering or exiting trade or other intergovernmental agreements, or the expropriation or nationalization of assets in a particular country, can cause dramatic declines in certain or all securities with exposure to that country and other countries. Sanctions, or the threat of sanctions, may cause volatility in regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the fund. In the event of nationalization, expropriation, confiscation or other government action, intervention, or restriction, the fund could lose its entire investment in a particular foreign issuer or country. Civil unrest, geopolitical tensions, armed conflicts, wars, and acts of terrorism are other potential risks that could adversely affect an investment in

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a foreign security or in foreign markets or issuers generally. Economies and financial markets are interconnected, which increases the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions. Less stringent regulatory, accounting, auditing, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries and with respect to certain types of investments, and can be particularly difficult against foreign governments. Changes in currency exchange rates can significantly impact the financial condition of a company or other issuer with exposure to multiple countries as well as affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those tied economically to emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions than the U.S. market. Investments in foreign issuers through depositary receipts generally involve risks applicable to other types of foreign investments. Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market.

Emerging Markets Risk: Investments tied economically to emerging markets, especially frontier markets (emerging markets that are early in their development), can involve additional and greater risks than the risks associated with investments in developed markets. Emerging markets typically have less developed economies and markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, less trading volume, less stringent investor protection and disclosure standards, less reliable settlement practices, greater government involvement in the economy, and greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments than developed countries. Financial and other disclosures by emerging market issuers may be considerably less reliable than disclosures made by issuers in developed markets. In addition, the Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, may not be able to inspect audit work papers in certain emerging market countries. Emerging markets can also be subject to greater political, social, geopolitical, and economic instability and more susceptible to environmental problems. In addition, many emerging market countries with less established health care systems have experienced outbreaks of pandemics or contagious diseases from time to time. These factors can make emerging market investments more volatile and less liquid than investments in developed markets.

Currency Risk: Changes in currency exchange rates can significantly impact the financial condition of a company or other issuer with exposure to multiple countries. In addition, a decline in the value of a foreign currency relative to the U.S. dollar reduces the value of the foreign currency and investments denominated in that currency. In addition, the use of foreign exchange contracts to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. The value of foreign currencies relative to the U.S. dollar fluctuates in response to, among other factors, interest rate changes, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory conditions in the United States or abroad. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other conditions.

Real Estate-Related Investment Risk: The risks of investing in real estate-related investments include certain risks associated with the direct ownership of real estate and the real estate industry in general. Real estate-related investments are affected by general, regional and local economic conditions; difficulties in valuing and disposing of real estate; and fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations, and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the REIT manager; and other factors. The real estate sector is particularly sensitive to economic downturns. During such periods, demand for property may decrease and prices may decline, which could impact the value of real estate-related investments. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts. Mortgage REITs may be affected by default or payment problems relating to underlying mortgages, the quality of credit extended and prepayments of the underlying mortgages. Equity and mortgage REITs could be adversely affected by failure to qualify for the favorable tax treatment available to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. The securities of small real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources. In addition, REITs may have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.

Commodity-Related Investments Risk: The value of commodity-related investments may be more volatile than the value of equity securities or debt instruments and may be affected by factors such as changes in overall market movements, commodity index volatility, changes in interest rates, currency fluctuations, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, geopolitical events, embargoes, tariffs, war, and international economic, political and regulatory developments. The price of a commodity-related investment may be affected by demand/supply imbalances in the market for the commodity or by demand/supply disruptions in major producing regions and changes in transportation, handling, and storage costs and capacity. Certain commodities may be produced in a limited number of states or countries and may be controlled by a small number of producers or groups of producers. As a result, political, economic, and supply-related events in such states and countries could have a disproportionate impact on the prices of such commodities. These imbalances and/or disruptions may be significant due to the length of time required to alter the supply of some commodities in response to changes in demand.

When-Issued, Delayed Delivery, and Forward Commitment Transaction Risk: The purchaser in a when-issued, delayed delivery or forward commitment transaction assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued or delivered as anticipated, and the seller loses the opportunity to benefit if the price of the security rises. When-issued, delayed delivery, and forward commitment transactions, including TBA transactions, can involve leverage.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to, and potentially greater than, the risks of the underlying indicator(s). Gains or losses from derivatives can be

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substantially greater than the derivatives’ original cost and can sometimes be unlimited. Derivatives can involve leverage. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types used by the fund. If the value of a derivative does not change as expected relative to the value of the market or other indicator to which the derivative is intended to provide exposure, the derivative may not have the effect intended. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Leveraging Risk: Certain transactions and investment strategies can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small change in an underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, including clearing organizations, or a third party responsible for servicing the instrument or effecting the transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction. If a counterparty or third party fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the fund could miss investment opportunities, lose value on its investments, or otherwise hold investments it would prefer to sell, resulting in losses for the fund.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market, or may not have an active trading market due to adverse market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, including trading halts, sanctions, or wars. Investors trying to sell large quantities of a particular investment or type of investment, or lack of market makers or other buyers for a particular investment or type of investment may also adversely affect liquidity. At times, all or a significant portion of a market may not have an active trading market. Without an active trading market, it may be difficult to value, and it may not be possible to sell, these investments and the fund could miss other investment opportunities and hold investments it would prefer to sell, resulting in losses for the fund. In addition, the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs, which could result in dilution of remaining investors' interests in the fund. The prices of illiquid securities may be more volatile than more liquid investments.

Large Shareholder Risk:  From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make (individually or collectively) relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's performance to the extent that the fund may be required to sell securities or invest cash at times it would not otherwise do so. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. The effects of taxable income and/or gains resulting from large redemptions of fund shares would particularly impact non-redeeming shareholders who do not hold their fund shares in a tax-advantaged or tax-exempt vehicle. To the extent that such transactions result in short-term capital gains, such gains will generally be taxed at the ordinary income rate for shareholders who hold fund shares in a taxable vehicle. In addition, a large redemption could result in the fund's current expenses being allocated over a smaller asset base, leading to an increase in the fund's expense ratio. Purchases of a large number of shares may adversely affect the fund's performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would. A number of circumstances may cause the fund to experience large redemptions or purchases, such as changes in the eligibility criteria for the fund or a share class of the fund; liquidations, reorganizations, repositionings, or other announced fund events; or changes in investment objectives, strategies, policies, risks or investment personnel.

Other Investment Strategies and Risks

Active and Frequent Trading: MFS may engage in active and frequent trading in pursuing the fund's principal investment strategies. Frequent trading may increase transaction costs, which can reduce the fund's return. Frequent trading can also increase the possibility of capital gain and ordinary distributions. Frequent trading can also result in the realization of a higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently. Because short-term capital gains are distributed as ordinary income, this would generally increase your tax liability unless you hold your shares through a tax-advantaged or tax-exempt vehicle.

Operational and Cybersecurity Risk: The fund and its service providers, and your ability to transact with the fund, may be negatively impacted due to operational matters arising from, among other issues, human errors, systems and technology disruptions or failures, fraudulent activities, or cybersecurity incidents. Operational issues and cybersecurity incidents may cause the fund or its service providers, as well as securities trading venues and other market participants, to suffer data corruption and/or lose operational functionality, and could, among other things, interfere with the processing of shareholder transactions, impair the ability to calculate the fund's net asset value per share, impede trading of portfolio securities, and result in the theft, misuse, and/or improper release of confidential information relating to the fund or its shareholders. Such operational issues and cybersecurity incidents may result in losses to the fund and its shareholders. Because technology is frequently changing, new ways to carry out cyberattacks continue to develop. In addition, the rapid development and increasingly widespread use of new technologies, including AI such as machine learning technology and generative AI models (AI technologies) could exacerbate these risks. Therefore, there is a chance that certain risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the ability of the fund and its service providers to plan for or respond to a cyberattack. Additionally, the use of AI technologies could impact the market as a whole, including through the use of AI by malicious actors for market manipulation, fraud, and cyberattacks. Information relating to the fund’s investments is delivered electronically, which can give rise to a number of risks, including, but not limited to, the risks that such communications may not be secure and may contain computer viruses or other defects, may not be accurately replicated on other systems, or may be intercepted, deleted or interfered with, without the knowledge of the sender or the intended recipient. Furthermore, geopolitical tensions could increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing.

Temporary Defensive Strategy: In response to adverse market, economic, industry, political, or other conditions, MFS may depart

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from the fund’s principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks: Information about investment strategies and investment types not described in the prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (SAI).

Management of the Fund

Investment Adviser

MFS, located at 111 Huntington Avenue, Boston, Massachusetts 02199, serves as the investment adviser for the fund. Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

The fund pays no management fee to MFS; however, the underlying funds pay management fees to MFS which are reflected under “Summary of Key Information-Fees and Expenses” above.

MFS has agreed in writing to bear the fund's expenses, excluding management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, investment-related expenses, and fees and expenses associated with investments in investment companies and other similar investment vehicles, or make payment to the fund, such that "Other Expenses" do not exceed 0.00% of the class' average daily net assets annually for each of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 shares, and (0.14)% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2027. During the term of this agreement, Class R6 shares will receive payments from MFS in excess of its "Other Expenses" in an amount equal to at least 0.14% of the class' average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement is available in the fund’s Form N-CSR filed with the SEC for the period ended October 31, 2025, and in the related financial statements posted online at funds.mfs.com.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $643 billion as of June 30, 2026.

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is available to you at mfs.com/openendfunds by selecting the fund's name:

Information	Approximate Date of Posting
Fund’s top 10 holdings as of each month’s end	11 days after month end
Fund’s top 10 equity holdings as of each month's end	11 days after month end
Fund's top 10 fixed income holdings as of each month's end	11 days after month end
Fund’s holdings of underlying MFS funds as of each month’s end	11 days after month end

Top 10 holdings, top 10 equity holdings, and top 10 fixed income holdings are aggregated disclosed holdings of the underlying MFS funds. Top 10 holdings exclude cash, cash equivalents, short-term investments, currency derivatives, and the cash portion of other derivatives.

Full holdings of the underlying MFS funds in which the fund invests are available 19 days after month end or 24 days after month end (depending on the underlying fund). The most recently disclosed full holdings of the underlying MFS funds are available by selecting an underlying fund’s name under “MFS Fund Holdings (%)” on the fund’s Website at mfs.com. For purposes of full holdings, cash, cash equivalents, and short-term investments are aggregated and currency derivatives and the cash portion of other derivatives are aggregated.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on mfs.com until at least the date on which the fund files a Form N-CSR or Form N-PORT for the period that includes the date as of which the mfs.com information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Benjamin Nastou	Portfolio Manager, General Oversight of a Team of Investment Professionals	Employed in the investment area of MFS since 2001
Natalie Shapiro	Portfolio Manager, General Oversight of a Team of Investment Professionals	Employed in the investment area of MFS since 1997
Erich Shigley	Portfolio Manager, General Oversight of a Team of Investment Professionals	Employed in the investment area of MFS since 2013

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor

MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund.

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Shareholder Servicing Agent

MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for payments made to service providers that provide certain sub-accounting and other shareholder services (shareholder servicing payments) and its out-of-pocket expenses. No shareholder servicing payments are made for Class R6 shares.

Description of Share Classes

The fund offers Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, Class R4, and Class R6 shares through this prospectus. All classes of the fund have the same investment objective and investments, but each class has its own sales charge and expense structure. Your financial intermediary may also charge you additional fees, commissions, or other charges. You should consult with your financial intermediary to help you determine which class is most appropriate for you.

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Purchases of Class R1 and Class R2 shares are closed to new eligible investors. Existing eligible investors can make additional purchases and reinvest distributions in Class R1 and Class R2 shares in any account open. Existing eligible investors may also exchange their Class R1 and Class R2 shares for the same share class of another MFS fund, open new Class R1 and Class R2 share accounts in other MFS funds, or transfer some or all of the shares in their account to another account and such account will be treated as an open account. Subject to the approval of the fund’s Board of Trustees, the fund may in the future (i) close purchases of Class R1 and/or Class R2 shares to existing eligible investors; (ii) terminate and liquidate Class R1 and/or Class R2 shares; or (iii) convert Class R1 and/or Class R2 shares to another share class of the fund. Such actions may be undertaken without shareholder approval, but the fund expects to provide shareholders with at least 60 days’ notice before taking any such action.

Share Class Eligibility

Your financial intermediary is responsible for determining if you meet any share class eligibility requirements. MFS does not generally monitor any share class eligibility requirements.

Class A, Class B, and Class C shares do not have any share class eligibility requirements.

Class I shares generally are available only to the following eligible investors:

• certain retirement plans established for the benefit of employees and former employees of MFS or its affiliates;

• defined benefit retirement plans, endowments, or foundations;

• bank trust departments or law firms acting as trustee or manager for trust accounts;

• investors who purchase shares through asset-based fee programs available through financial intermediaries;

• employees and former employees of MFS and its subsidiaries who were employed by MFS or its subsidiaries on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons' spouses or legal equivalents under applicable state law; and

• trustees and former trustees of any investment company for which MFD serves as a distributor and who served as trustee on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons' spouses or legal equivalents under applicable state law.

Class I shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class I shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class I shares through such programs. In addition, Class I shares are available to investors whose Class A, Class B, or Class C shares have been converted to Class I shares as a result of no financial intermediary being specified on the investor's account. (Please see "Conversion Among Share Classes" below.)

Class R1, Class R2, Class R3, and Class R4 shares generally are available only to eligible retirement plans (401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level (“Employer Retirement Plans”)), and health savings accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the fund at an omnibus level.

Class R1, Class R2, Class R3, and Class R4 shares generally are not available to traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, salary reduction only 403(b) plans, and Section 529 tuition plans.

Class R6 shares generally are available only to the following eligible investors:

• Employer Retirement Plans;

• health savings accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the fund at an omnibus level;

• investment companies distributed by MFD;

• endowments and foundations, local, city and state agencies (or entities acting on their behalf), corporations and other institutional investors;

• funded welfare benefit plans (e.g., Voluntary Employees' Beneficiary Association (VEBA) and Other Post-Employment Benefits (OPEB) plans);

• unaffiliated registered investment companies;

• collective investment trusts;

• investors who purchase shares through asset-based fee programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs;

• Section 529 tuition plans that have entered into an agreement with MFD to purchase Class R6 shares; and

• MFS Development Funds, LLC, pooled investment vehicles established by MFS for the purpose of establishing a performance record to enable MFS and

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MFS Lifetime 2040 Fund

its subsidiaries to offer such vehicle’s investment style to clients.

Class R6 shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class R6 shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs.

Conversion Among Share Classes

If you hold Class B shares for approximately eight years, they will convert to Class A shares of the fund. For purposes of calculating the conversion date, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.

All Class B shares you acquire through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any Class B shares in your account convert to Class A shares, a proportionate number of the Class B shares in the sub-account will also convert to Class A shares.

For shareholders invested in Class B shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period. The automatic conversion of Class B shares to Class A shares will not apply to shares held through financial intermediaries that do not track the length of time that a shareholder has held such shares. Please consult your financial intermediary for more information.

If you hold Class C shares for approximately eight years, they will convert to Class A shares of the fund. For purposes of calculating the conversion date, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.

All Class C shares you acquire through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any Class C shares in your account convert to Class A shares, a proportionate number of the Class C shares in the sub-account will also convert to Class A shares.

For shareholders invested in Class C shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period. The automatic conversion of Class C shares to Class A shares will not apply to shares held through financial intermediaries that do not track the length of time that a shareholder has held such shares. In addition, for shareholders invested in Class C shares through a financial intermediary, Class C shares may be automatically exchanged for Class A shares of the fund under the policies of the financial intermediary, as described in Appendix A of this prospectus.  It is solely the responsibility of the respective financial intermediary to administer and support such transactions. Please consult your financial intermediary for more information.

Class C shareholders of the fund may be able to convert their shares to Class A shares of the fund if their financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD. Class C shareholders also may be able to convert their Class C shares not subject to a CDSC to Class I shares of the fund if they satisfy eligibility requirements of Class I shares.

Shareholders may be able to convert between Class A shares and Class I shares of the fund if they satisfy eligibility requirements for the other class, if any. Class I shareholders may be able to convert their Class I shares to Class R6 shares of the fund if they satisfy eligibility requirements of Class R6 shares.

Class A, Class B, or Class C shares in an account held directly with MFSC for which no financial intermediary is specified will be periodically converted to Class I shares as authorized by MFD. If your Class A, Class B, or Class C shares are converted to Class I shares pursuant to this conversion feature, all future purchases in your account will be invested in Class I shares. Shareholders will generally be provided with written notice at least 30 days prior to a conversion of their Class A, Class B, or Class C shares to Class I shares.

If a shareholder converts from one share class to another share class of the fund, as described above, the transaction will be based on the respective net asset value of each class as of the trade date for the conversion. Consequently, the converting shareholder may receive fewer shares or more shares than originally owned, depending on that day’s net asset values. The total value of the initially held shares, however, will equal the total value of the converted shares received. A conversion between share classes in the same fund, as described above, is a nontaxable event for U.S. federal income tax purposes.

Sales Charges and Waivers and Reductions

You may be subject to an initial sales charge when you purchase Class A shares, or a CDSC when you redeem Class A, Class B, or Class C shares. These sales charges are paid to MFD.

You may qualify for a sales charge waiver or reduction when you purchase or redeem shares. The waivers or reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction. Further details regarding these waivers and reductions are provided in Appendix A of this prospectus. It is your responsibility to inform your financial intermediary or MFSC upon purchasing fund shares of your eligibility for a sales charge waiver or reduction. Waivers or reductions may be eliminated, modified, and added at any time without providing advance notice to shareholders.

Class A Shares. You may purchase Class A shares at the offering price (which includes the applicable initial sales charge).

The amount of the initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest, as follows:

	INITIAL SALES CHARGE AS PERCENTAGE OF:
Amount of Purchase	GROSS PURCHASE AMOUNT (OFFERING PRICE*)	NET AMOUNT INVESTED
Less than $50,000	5.75%	6.10%
$50,000 but less than $100,000	4.75%	4.99%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.75%	2.83%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 or more	None	None

* Offering price is calculated by dividing the net asset value of a share by the difference between 1 and the initial sales charge percentage. Because the offering price is rounded to two decimal places, actual sales charges you pay may be more or less than those calculated using these percentages.

You may purchase Class A shares without an initial sales charge when you invest $1 million or more in Class A shares. However, for

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MFS Lifetime 2040 Fund

purchasers other than Employer Retirement Plans, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 18 months of purchase.

Purchases of the fund and exchanges out of the fund are subject to the MFS funds’ policies concerning disruptive trading practices. This includes exchanges out of the fund within a short period of time after purchase for the purpose of avoiding a higher initial sales charge on the MFS fund into which you exchange. The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order believed to represent frequent or other disruptive trading. In such situations, the MFS funds may prohibit future purchases from you and/or the financial intermediary associated with your account. See “How to Purchase, Redeem, and Exchange Shares—Disruptive Trading” for more information regarding MFS funds’ policies concerning disruptive trading practices.

Class B Shares. Class B shares are not subject to an initial sales charge, but if you redeem your shares within the first six years after purchase, you may be subject to a CDSC (declining from 4% during the first year to 0% after six years).

The CDSC is imposed according to the following schedule:

Year of redemption after purchase	1st	2nd	3rd	4th	5th	6th	7th
Contingent deferred sales charge	4%	4%	3%	3%	2%	1%	0%

Class C Shares. You may purchase Class C shares at net asset value without an initial sales charge. However, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 12 months of your purchase.

Class I Shares. Eligible investors may purchase Class I shares at net asset value without an initial sales charge or a CDSC upon redemption.

Class R1, Class R2, Class R3, Class R4, and Class R6 Shares. Eligible investors may purchase Class R1, Class R2, Class R3, Class R4, and Class R6 shares at net asset value without an initial sales charge or a CDSC upon redemption.

Calculation Of CDSC. As discussed above, certain investments in Class A, Class B, and Class C shares are subject to a CDSC. For purposes of calculating the CDSC, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the CDSC, if you sell only some of your shares, shares not subject to a CDSC are sold first, followed by shares held the longest.

Shares acquired through reinvestment of distributions are not subject to a CDSC.

Distribution and Service Fees

The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Distribution Plan”). Under the Distribution Plan, the fund pays distribution and/or service fees to MFD to support the sale and distribution of Class A, Class B, Class C, Class R1, Class R2, and Class R3 shares, and/or shareholder servicing and account maintenance activities. These distribution and/or service fees equal on an annual basis up to the following maximum percentages of average daily net assets of the class:

CLASS	MAXIMUM DISTRIBUTION FEE	MAXIMUM SERVICE FEE	MAXIMUM TOTAL DISTRIBUTION AND SERVICE FEE
Class A	0.00%	0.25%	0.25%
Class B	0.75%	0.25%	1.00%
Class C	0.75%	0.25%	1.00%
Class R1	0.75%	0.25%	1.00%
Class R2	0.25%	0.25%	0.50%
Class R3	0.00%	0.25%	0.25%

These fees are paid out of fund assets of the applicable class of shares. Because these fees are an ongoing expense of the fund, they increase the cost of your investment over time and may cost you more than other types of sales charges.

MFD has voluntarily agreed to rebate to the class a portion of such class' 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to seed money of MFS or an affiliate.

The fund has not adopted a Rule 12b-1 plan with respect to its Class I, Class R4, or Class R6 shares.

Financial Intermediary Compensation

The term "financial intermediary" refers to any broker/dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, third-party administrator, insurance company, consultant, and any other institution having a selling, administration, or any similar agreement with MFD, MFS, or any of their affiliates.

Financial intermediaries receive various forms of compensation in connection with the sale of shares of a fund and/or the servicing of shareholder accounts. Financial intermediaries receive such compensation (i) in the form of up-front commissions and ongoing asset-based compensation paid by MFD based on sales charges received and expected to be received by MFD from shareholders and Distribution Plan distribution and service payments received by MFD from the fund, (ii) in the form of shareholder servicing payments paid by an affiliate of MFD based on the receipt of such payments by MFD or its affiliates from the fund, and/or (iii) in the form of payments paid by MFD from MFD’s own additional resources, which may be made to the financial intermediary or its affiliate.

Financial intermediaries receive up-front commissions of up to the following percentage amount(s) for sales of the following share class(es):

SHARE CLASS	UP FRONT COMMISSION AS A PERCENTAGE OF OFFERING PRICE
Class A	5.75%
Class B	3.75%
Class C	1.00%

In addition, certain financial intermediaries receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to participate in MFD’s promotional efforts and/or in recognition of their marketing support, administrative services, and/or transaction processing support, which may be made to the financial intermediary or its affiliate. This compensation from MFD is not reflected in the "Fees and Expenses" table in the fund's prospectus. MFD compensates financial intermediaries based on factors including, but not limited to, the distribution potential of the financial intermediary, the types of products and programs offered by the financial intermediary, eligibility for placement on the financial intermediary's preferred or recommended list, the financial

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MFS Lifetime 2040 Fund

and contractual terms with the financial intermediary, the level and/or type of marketing and administrative support provided by the financial intermediary, and the quality of the overall relationship with the financial intermediary. Additionally, MFD normally considers factors such as the level of assets attributable to the financial intermediary, the level of redemptions by the financial intermediary, the level of access to the financial intermediary's representatives and management, the ability to educate the representatives of the financial intermediary about the MFS funds, and the number of representatives of the financial intermediary potentially utilizing the MFS funds with their clients.

MFD makes these additional payments to financial intermediaries for marketing support and administrative services with respect to fund shares sold or held through the financial intermediary's distribution network and/or through programs such as retirement programs, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. MFD also makes payments to certain financial intermediaries to help offset the costs associated with client account maintenance support, statement preparation, and transaction processing. To the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and other applicable laws and regulations, MFD makes other payments or allows other promotional incentives or payments to financial intermediaries.

The types of payments described above are not exclusive and such payments can be significant to the financial intermediary. In addition, the compensation that financial intermediaries receive may vary by class of shares sold and among financial intermediaries. Depending upon the arrangements in place at any particular time, financial intermediaries may have a financial incentive to recommend a particular fund or share class when a less expensive option with the same or similar characteristics is available or to recommend MFS funds instead of other funds that generate less or no compensation for the financial intermediary. Likewise, such compensation could create incentives for the financial intermediary to hold an investment longer than might be appropriate, or conversely, to make more frequent exchanges or other transactions than might be necessary.

You can find further details in the SAI about the payments made by MFD and its affiliates and the services provided by financial intermediaries. Financial intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You should ask your financial intermediary for information about any payments it receives from MFD and its affiliates and any services it provides, as well as about fees and/or commissions it charges you. Financial intermediaries that sell fund shares may also act as a broker/dealer in connection with an MFS fund's purchase or sale of portfolio securities. However, the fund and MFS do not consider financial intermediaries’ sales of shares of an MFS fund as a factor when choosing broker/dealers to effect portfolio transactions for the MFS funds.

How To Purchase, Redeem, and Exchange Shares

You may purchase, redeem, and exchange shares of the fund in the manner described below. The fund is generally only available to U.S. residents with a valid U.S. tax identification number (and to certain other qualified investors). If you buy or sell shares of the fund through a retirement account, Section 529 tuition plan, or financial intermediary, the procedures for buying, selling, and exchanging shares of the fund and the features, policies, and fees may differ from those discussed in this prospectus. Investment minimums may be waived or reduced for certain types of investors and investments and your financial intermediary may have additional minimums.

How to Purchase Shares

Your shares will be bought at the offering price (the net asset value per share plus any applicable initial sales charge) next calculated after your purchase order is received in proper form. Your financial intermediary is responsible for transmitting your purchase order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any purchase order that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of purchase; contact MFSC if you have questions about your particular circumstances. Certain restrictions apply to the use of a transfer on death registration. You or your financial intermediary should contact MFSC to obtain a Transfer on Death registration form and for information regarding MFSC’s other requirements for transfer on death registrations. If payment for a purchase order is not received by the time required under applicable law, your purchase order may be cancelled and your financial intermediary could be liable for any costs or losses.

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders. The fund may stop offering shares completely, or may offer shares only on a limited basis, for a period of time or permanently.

The fund is required by law to obtain from you certain information that will be used to verify the identity of the account owner. If you do not provide the information, the fund will not be able to open your account. The fund must also take certain steps to verify that the account information you provide is correct.

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Purchases of Class R1 and Class R2 shares are closed to new eligible investors. Existing eligible investors can make additional purchases and reinvest distributions in Class R1 and Class R2 shares in any account open. Existing eligible investors may also exchange their Class R1 and Class R2 shares for the same share class of another MFS fund, open new Class R1 and Class R2 share accounts in other MFS funds, or transfer some or all of the shares in their account to another account and such account will be treated as an open account. Subject to the approval of the fund’s Board of Trustees, the fund may in the future (i) close purchases of Class R1 and/or Class R2 shares to existing eligible investors; (ii) terminate and liquidate Class R1 and/or Class R2 shares; or (iii) convert Class R1 and/or Class R2 shares to another share class of the fund. Such actions may be undertaken without shareholder approval, but the fund expects to provide shareholders with at least 60 days’ notice before taking any such action.

Class A, Class B, and Class C Shares. You can establish an account by having your financial intermediary process your purchase or by contacting MFSC directly.

Purchases of Class B shares are subject to a total account value limitation at the time of purchase of $99,999, and purchases of Class C shares are subject to a total account value limitation at the time of purchase of $999,999. If your existing accounts for all share classes held with the MFS funds have a total value equal to $99,999 for Class B share purchases or $999,999 for Class C share purchases, you will not be able to purchase Class B or Class C shares, as applicable. For the purpose of determining your total account value, existing accounts for all share classes held with the MFS funds that are linked under a Letter of Intent or Right of Accumulation will be included.

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MFS Lifetime 2040 Fund

The fund or its agents may at their discretion accept a purchase request for Class B shares or Class C shares that would otherwise exceed the total account value limitation of $99,999 and $999,999, respectively, under certain circumstances, including purchases by certain types of group or sponsored retirement plans.

Class I Shares. You can establish an account through your MFD representative, by having your financial intermediary process your purchase, or by contacting MFSC directly.

Class R1, Class R2, Class R3, Class R4, and Class R6 Shares. You can establish an account through your financial intermediary or by contacting MFSC directly. For Class R6 investors, you can also establish your account through your MFD representative.

Additional Purchases

You may purchase additional shares through your financial intermediary or MFSC.

Additional Purchases Directly Through MFSC.

• Mail. You may purchase additional shares by mailing a check with your investment instructions to MFSC.

• Telephone. You may purchase additional shares by phone from your pre-designated bank account. You must elect this privilege on your account application or service application. Purchases via telephone are not available for certain types of accounts.

• Internet. You may purchase additional shares from a pre-designated bank account via the Internet at mfs.com (MFS Access). You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Purchases via the Internet are not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares, and certain types of accounts.

• Wire. To purchase additional shares by wire, call MFSC for instructions.

• Automatic Investment Plan. You may purchase additional shares by automatically investing a designated amount from your checking or savings account on any day of the month. You must elect this privilege on your account application or service application.

Additional Purchases Through Your Financial Intermediary. You can have your financial intermediary purchase shares on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

How to Redeem Shares

Your shares will be sold at the net asset value per share next calculated after your redemption order is received in proper form, minus any applicable CDSC and/or other fees. Your financial intermediary is responsible for transmitting your redemption order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any redemption request that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of redemption; contact MFSC if you have questions about your particular circumstances.

In certain circumstances, you will need to have your signature guaranteed and/or submit additional documentation to redeem your shares. In general, no signature guarantee is required for a redemption order for up to $100,000 that is signed by all owners or fiduciaries identified in the account registration, paid as registered, and mailed to the address of record. However, if you have changed your address of record within 30 days of your redemption order, a Medallion signature guarantee will generally be required. A Medallion signature guarantee will also generally be required if you want to send your redemption proceeds to a pre-designated bank account that was added or changed on your account within 30 days of your redemption order.

The fund typically processes your redemption proceeds, after your request is received in proper form, by the end of the next business day for payment by wire and payment processed through DTCC's Defined Contribution Clearance & Settlement System or Fund/SERV system (financial intermediaries can choose to have payments processed through the Fund/SERV system by the end of the second business day instead of the next business day), and by the end of the second business day for payment by check and Automated Clearing House. However, the fund may delay processing your redemption request for up to seven days. Under unusual circumstances, such as when the NYSE is closed, trading on the NYSE is restricted, or as permitted by the SEC, the fund may suspend redemptions or postpone payment for more than seven days.

If you recently purchased shares and subsequently request a redemption, redemption proceeds (other than in an exchange) for the shares you recently purchased will generally be delayed until money from such purchases sufficient to cover your redemption has been received and collected. Receiving and collecting payment can take up to seven business days after a purchase. You can avoid this delay by purchasing shares by wire transfer.

The fund typically expects to meet redemption requests by holding cash and/or cash equivalents, selling investments, and using overdraft provisions or lines of credit. The fund may also meet redemption requests by redeeming shares in kind for large redemptions or during stressed market conditions. If, during any 90-day period, you redeem shares in an amount greater than the lesser of $250,000 or 1% of fund net assets, and if MFS determines it to be feasible and appropriate, the fund may pay the redemption amount above such threshold by a distribution in kind of portfolio securities (redemption in kind). In the event that the fund makes a redemption in kind, you should expect to incur brokerage and other transaction charges when converting the securities to cash, and the securities will likely increase or decrease in value before you sell them.

You may redeem your shares either by having your financial intermediary process your redemption or by contacting MFSC directly.

Redeeming Directly Through MFSC.

• Mail. To redeem shares by mail, you can send a letter, or the applicable redemption form, to MFSC with the name of the fund, your account number, and the number of shares or dollar amount to be redeemed. MFSC currently charges a fee to send your proceeds via overnight mail.

• Telephone. If a signature guarantee is not required, you can call MFSC to have shares redeemed from your account and proceeds mailed to the address of record on the account. MFSC currently charges a fee to send your proceeds via overnight mail. You can also call MFSC to have shares redeemed from your account and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application if you wish to have proceeds sent to your bank account. Telephone redemptions are not available for certain types of accounts.

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MFS Lifetime 2040 Fund

• Internet. If a signature guarantee is not required, you can have shares redeemed from your account via the Internet at mfs.com (MFS Access) and the proceeds mailed to the address of record on the account. You can also have shares redeemed from your account via MFS Access and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Redemptions via the Internet are not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares, and certain types of accounts.

• Systematic Withdrawal Plan (not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares). If you have a balance of at least $5,000 in your account in the fund, you may elect to automatically receive (or designate someone else to receive) regular periodic payments (of at least $50 if by check) through an automatic redemption of such classes. The fund may terminate any Systematic Withdrawal Plan for an account if the value of the account falls below $5,000 as a result of share redemptions (other than as a result of a Systematic Withdrawal Plan). Please contact MFSC or your financial intermediary for details.

Redeeming Through Your Financial Intermediary. You can have your financial intermediary process a redemption on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

Signature Guarantee/Additional Documentation. If a Medallion signature guarantee is required, your signature may be guaranteed by an eligible bank, broker/dealer, credit union, national securities exchange, registered securities association, clearing agency, or savings association that participates in a Medallion program recognized by the Securities Transfer Association. MFSC may require additional documentation for certain types of registrations and under certain circumstances. Signature guarantees and this additional documentation shall be accepted in accordance with policies established by MFSC, and MFSC may, at its discretion, change and make certain exceptions to these requirements. Please contact MFSC with any questions and for the requirements for your particular situation.

Share Certificates. If certificates are outstanding for your shares, you may only redeem such shares by mailing the certificates to MFSC. Telephone, electronic, and systematic withdrawal plan redemptions and checkwriting are not available if certificates are outstanding for your shares.

Involuntary Redemptions. Because it is costly to maintain small accounts, the MFS funds have reserved the right to redeem your Class A, Class B, Class C, or Class I shares without your permission when your account contains less than $500 for any reason, including market fluctuation. Before the fund makes such a redemption, you will be notified and given 60 days to increase your investment to at least $500. Certain accounts are not subject to these provisions. Any applicable CDSC will be waived for shares redeemed due to the small size of a shareholder's account.

In addition, the MFS funds have reserved the right to redeem your shares without your permission in cases of threatening conduct or suspicious, fraudulent, or illegal activity. Any applicable CDSC will be assessed upon redemption of your shares.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund.

Exchange Privilege. You can exchange your shares for shares of the same class, if available, of most other MFS funds at their respective net asset values by having your financial intermediary process your exchange request or by contacting MFSC directly.

You can exchange your Class A shares and your Class I shares for shares of MFS U.S. Government Money Market Fund, if available, according to the terms of such fund’s prospectus.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC.

You should read the prospectus of the MFS fund into which you are exchanging and consider the differences in investment objectives, policies, and risks, and in fees and expenses, before making an exchange. The exchange privilege may be changed or discontinued at any time, and all exchanges are subject to certain limitations and the MFS funds’ policies concerning disruptive trading practices, which are designed to protect the funds and their shareholders from the harmful effects of frequent trading. No more than ten exchanges may be made in any one exchange request by telephone.

The MFS funds allow certain financial intermediaries to place exchange orders on behalf of a group of their discretionary investment advisory clients (“group exchange orders”). As with any exchange request, the funds and their agents reserve the right to reject any group exchange order, and the funds’ agents will generally reject any group exchange order received by the funds or their agents after 1 p.m., Eastern time. In addition, MFD has agreements with certain financial intermediaries which set forth the terms and conditions under which group exchange orders may be placed by these financial intermediaries. These conditions may be more restrictive than those applicable to individual exchange orders, and may include the requirement to provide the funds or their agents with advance notice of group exchange orders.

Automatic Exchange Plan (not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares). If you have a balance of at least $2,000 in your account in the fund, you may participate in the automatic exchange plan, a dollar-cost averaging program. This plan permits you to make automatic periodic exchanges from your account in the fund for shares of the same class of other MFS funds. Exchanges will generally be made at net asset value without any sales charges; however, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares.

Disruptive Trading

General Purchase and Exchange Limitation Policy. The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In the event that MFSC rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC's judgment, in consultation with MFS, as appropriate, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

Disruptive Trading Risks. To the extent that the MFS funds or their agents are unable to curtail disruptive trading practices in a fund (e.g., disruptive frequent trading) or to the extent there are large or frequent redemptions in a fund, these purchases and/or

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MFS Lifetime 2040 Fund

redemptions can interfere with the efficient management of the fund's portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

Frequent Trading. The fund is not intended to serve as a vehicle for frequent trading. The Board of Trustees of the fund has adopted the purchase and exchange limitation policy described below, which it believes is reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce this policy, subject to oversight by the Board of Trustees. The fund may alter its policies at any time without notice to shareholders.

MFSC will generally restrict, reject or cancel purchase and exchange orders into the fund if MFSC determines that an accountholder has made two exchanges, each in an amount of $25,000 or more, out of an account in the fund during a calendar quarter (“two exchange limit”). This policy does not apply to Section 529 tuition plans and MFS money market funds, or to exchanges initiated by a retirement plan trustee or sponsor rather than by a plan participant, and other similar non-discretionary exchanges (e.g., in connection with fund mergers/acquisitions/liquidations). MFSC may make exceptions to this policy if, in its judgment, the transaction does not represent frequent trading activity, such as purchases made through systematic purchase plans (but not systematic exchange plans), payroll contributions, or distribution investment programs. In applying this policy, MFSC considers the information available to it at the time and reserves the right to consider trading effected through multiple accounts that are under common ownership, control, or influence to be trading out of a single account.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the accountholder (e.g., an accountholder who on the same day exchanges $26,000 from the fund into two other MFS funds, by exchanging $13,000 into each of the two MFS funds, will be viewed as having made one exchange transaction exceeding $25,000 in value).

Omnibus accounts, in which shares are held in the name of a financial intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among certain financial intermediaries such as brokers, retirement plans, investment advisers, and insurance companies.

Financial intermediaries are required to reject any purchase or exchange orders in the fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading (“Waived Financial Intermediary”). With respect to Waived Financial Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the fund by the customers of such Waived Financial Intermediary, including requesting underlying shareholder account data more frequently than from other financial intermediaries.

With respect to omnibus accounts that provide MFSC with underlying shareholder data daily, MFSC will apply the two exchange limit directly to underlying shareholders. For all other accounts which MFSC determines are omnibus accounts, MFSC will apply the two exchange limit to the omnibus account itself. Applying the two exchange limit to the omnibus account itself will not necessarily detect violations of the two exchange limit by underlying shareholders. If the financial intermediary associated with an omnibus account that has triggered the two exchange limit demonstrates to MFSC, as determined in MFSC’s sole discretion, that no single underlying shareholder triggered the two exchange limit, then MFSC will remove any restrictions, rejections, or cancellations imposed on the account. If the financial intermediary demonstrates to MFSC that a single underlying shareholder triggered the two exchange limit and that the financial intermediary itself will apply applicable restrictions, rejections, or cancellations to that underlying shareholder, MFSC will likewise remove any restrictions, rejections, or cancellations imposed on the omnibus account. Otherwise, MFSC will continue to apply the two exchange limit to the omnibus account.

Certain financial intermediaries may use procedures to restrict frequent trading by their customers who invest in the fund while others may not employ any procedures to restrict frequent trading. Such procedures, if any, may be less restrictive than the fund’s purchase and exchange limitation policy, may permit transactions not permitted by the fund’s purchase and exchange limitation policy, including transactions in excess of the two exchange limit, and/or may prohibit transactions not subject to the fund’s purchase and exchange limitation policy. You should consult your financial intermediary about any restrictions it imposes on frequent trading.

There is no assurance that MFSC will be able to detect or prevent frequent trading. Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for detecting frequent trading, including reviewing transactions (including exchanges) that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that occur close in time to other transactions in the same account or in multiple accounts that are under common ownership, control, or influence. Any or all of these parameters (including those not listed) may change at any time. If MFSC detects suspicious trading activity at the omnibus account level, it will contact the financial intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading that is disruptive to a fund. However, the underlying shareholder data received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If disruptive frequent trading is identified, MFSC will take appropriate action, such as requesting the financial intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the financial intermediary. In reviewing trading activity, MFSC may determine that certain transactions entered into for legitimate purposes do not represent frequent trading activity that is disruptive to a fund.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts. MFSC expects to request underlying shareholder data based on its assessment of the likelihood of frequent trading by underlying shareholders among other factors. MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other financial intermediaries. There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

Other Considerations

Unauthorized Transactions. MFS will not be responsible for losses that result from unauthorized transactions unless MFSC does not follow procedures reasonably designed to verify your identity. If

21

MFS Lifetime 2040 Fund

an account has more than one owner or authorized person, MFSC will accept telephone and online instructions from any one owner or authorized person, except MFSC will require instructions for a redemption from all trustees of trust accounts registered with multiple trustees. It is important that you contact MFSC immediately about any transactions made through MFSC you believe to be unauthorized.

Ability to Contact MFSC. Certain methods of contacting MFSC, such as by mail, telephone, or electronically, may be unavailable or delayed (for example, after natural disasters, during periods of significant/major political, social, or economic instability, or in the event of a cybersecurity incident).

Unclaimed Accounts and Uncashed Checks. If your account has no activity for a certain period of time, mail sent to you on behalf of the fund is returned by the post office, and/or you fail to cash a check associated with your account within a certain period of time, the fund may be required to transfer your account and any assets related to uncashed checks to the appropriate state under unclaimed property rules that provide for transfer to the state (also known as “escheatment”) of unclaimed property. To avoid such action, it is important to keep your account address up to date, periodically communicate with the fund, MFSC, or your financial intermediary, and cash checks associated with your account in a timely manner. If you invest in a fund through a financial intermediary, we encourage you to contact the financial intermediary regarding applicable state unclaimed property laws. Please check your state’s unclaimed or abandoned property website for specific information. When a traditional IRA account is transferred to a state as abandoned property, the Internal Revenue Service (the IRS) considers the transfer a taxable distribution subject to U.S. federal income tax withholding and reporting. The fund and MFSC will not be liable to shareholders or their representatives for good faith compliance with abandoned property laws.

Reservation of Other Rights. In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws, and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Anti-Money Laundering Restrictions. U.S. law requires the fund to implement policies and procedures reasonably designed to prevent, detect, and report money laundering and other illegal activity. The fund, consistent with applicable U.S. law, may redeem your shares and close your account; suspend, restrict, or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if MFSC is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures. Any applicable CDSC will be assessed upon redemption of your shares.

Confirmations in Quarterly Statements. Transactions made under certain periodic investment and withdrawal programs (including reinvestment plans) will be confirmed on quarterly account statements.

Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the fund does not transact purchase and redemption orders. To the extent the fund's assets are traded in other markets on days when the fund does not price its shares, the value of the fund's assets will likely change when you will not be able to purchase or redeem shares of the fund.

To determine net asset value, the fund’s investments for which reliable market quotations are readily available are valued at market value, and funds in which the fund invests are generally valued at their net asset value per share. Certain short term debt instruments may be valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments to MFS pursuant to the fund's valuation policy and procedures approved by the Board of Trustees. The Board of Trustees has designated MFS as the "valuation designee" of the fund. As valuation designee, MFS will determine the fair value, in good faith, of securities and other instruments held by the fund for which market quotations are not readily available and, among other things, will assess and manage material risks associated with fair value determinations, select, apply, and test fair value methodologies, and oversee and evaluate pricing services used in valuing the fund's investments. If MFS determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by MFS in accordance with the fair valuation policy and procedures adopted by MFS.

Under the fund's valuation policy and procedures, market quotations are not considered to be readily available for debt instruments and many types of derivatives. These investments are generally valued at fair value as determined by MFS based on information from third-party pricing services or otherwise determined by MFS in accordance with its fair valuation policy and procedures. These valuations can be based on both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads, and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but the fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions.

In addition, investments may be valued at fair value if MFS determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as

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MFS Lifetime 2040 Fund

developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, foreign equity securities may often be valued at fair value. MFS generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost, and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment.

The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Distributions

The fund intends to declare and pay any dividends to shareholders at least annually.

Any capital gains are distributed at least annually.

Distribution Options

The following distribution options are generally available for Class A, Class B, Class C, and Class I shares:

• Dividend and capital gain distributions automatically reinvested in additional shares (this option will be assigned if no other option is specified);

• Dividend distributions in cash; capital gain distributions automatically reinvested in additional shares;

• Dividend and capital gain distributions in cash; or

• Dividend and capital gain distributions automatically reinvested into the same class of shares of another MFS fund (not available for Class B shares).

Not all options are available for every class or every account.

Dividends and capital gain distributions for Class R1, Class R2, Class R3, Class R4, and Class R6 shares can only be reinvested in additional shares of the fund, except with respect to Class R6 shares, (i) certain institutional shareholders, (ii) shareholders who purchase shares through brokerage programs of certain financial intermediaries, and (iii) shareholders who purchase shares through asset-based fee programs of certain financial intermediaries may elect any of the other distribution options described above.

The distribution option for accounts with dividend distributions of less than $10 generally will be changed to reinvestment in additional shares of the fund. If you have elected to receive distributions in cash, and the postal service is unable to deliver checks to your address of record, or you do not respond to mailings from MFSC with regard to uncashed distribution checks, your distribution option may be converted to having all distributions reinvested in additional shares. You should contact MFSC to change your distribution option, and your request to do so must be received by MFSC before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund will have on your particular tax situation, including possible U.S. federal, state, and local and non-U.S. taxes. This discussion does not apply to shares of the fund held through tax-advantaged accounts such as retirement plans or by shareholders that are not "United States persons" under the Internal Revenue Code of 1986, as amended (the Internal Revenue Code).

The fund expects to distribute substantially all of its income and gains annually. Distributions from the fund are taxable whether you receive them in cash or reinvest them in additional shares. If you buy shares when the fund has realized but not yet distributed ordinary income or capital gains, you will pay full price for the shares and then receive a portion back as a taxable distribution if you continue to hold the shares through that distribution’s record date.

Any gain resulting from the redemption, sale, or exchange of your shares will generally also be subject to tax.

For U.S. federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the fund owned or is deemed to have owned the investments that generated them, rather than how long you have owned your shares of the fund. Distributions of gains from the sale of investments that the fund owned for more than one year and that are properly reported by the fund as capital gain dividends will be treated as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. Distributions of gains from the sale of investments that the fund owned for one year or less will be taxable as ordinary income. If some or all of the fund’s income derives from “qualified dividend income” and if you are an individual who meets holding period and other requirements with respect to the fund’s shares, those distributions that are properly reported by the fund as derived from qualified dividend income are taxed to you at the reduced rates applicable to net capital gains. The portion of the fund's distributions that will be derived from qualified dividend income will increase with increased allocations to equity fund classes.

A 3.8% Medicare contribution tax is generally imposed on distributions paid by the fund (other than exempt-interest dividends, if any) to, and net gains recognized on the sale, redemption, exchange, or other taxable disposition of shares of the fund by certain individuals, estates, and trusts to the extent their income exceeds certain threshold amounts.

Investing in underlying funds could affect the amount, timing, and character of distributions from the fund, and, therefore, may increase the amount of taxes payable by shareholders.

Investments by the underlying funds in foreign securities may be subject to foreign withholding or other taxes, which will decrease the fund's return on those securities.

If at the close of each quarter of the fund's taxable year, at least 50% of its total assets consists of interests in other regulated investment companies, the fund will be permitted to elect to pass through to its shareholders foreign income and other similar taxes paid by the fund in respect of foreign securities it holds directly or by an underlying fund that itself is eligible to elect and so elected to pass such taxes through to shareholders. If the fund makes such an election, you must include your share of those taxes in gross income as a distribution from the fund, and you will be allowed to claim a tax credit (or a deduction) for such taxes.

The IRS Form 1099 that is provided to you early each year details your distributions from the fund and how they are treated for U.S. federal tax purposes, and cost basis information for shares purchased on or after January 1, 2012, that you redeemed, sold, or exchanged. Our default method for calculating cost basis is average cost basis. More information about other cost basis methods and a

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MFS Lifetime 2040 Fund

cost basis selection/change form is available on mfs.com. If your account is held by your financial intermediary, you must contact your financial intermediary to obtain information about available cost basis methods and cost basis elections for your account.

Information about the Summary Prospectus, Prospectus, and SAI

The summary prospectus, prospectus, and SAI for a fund provide information concerning the fund. The summary prospectus, prospectus, and SAI are updated at least annually and any information provided in a summary prospectus, prospectus, or SAI can be changed without a shareholder vote unless specifically stated otherwise. The summary prospectus, prospectus, and SAI are not contracts between the fund and its shareholders and do not give rise to any contractual rights or obligations or any shareholder rights other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Provision of Shareholder Reports and Summary Prospectuses

The fund produces shareholder reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one paper copy of the fund’s annual and semiannual shareholder report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Additional Information on Fees and Expenses and Performance

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund’s most recently completed fiscal year, and a weighted average of the total annual fund operating expenses and the fee charged (if any) by the fund(s) in which the fund invested during the fund’s most recently completed fiscal year, expressed as a percentage of a class' average net assets during the period. The fund invests in Class R6 shares of the underlying funds. Annual fund operating expenses have not been adjusted to reflect the fund’s current asset size. In general, annual fund operating expenses, expressed as a percentage of a class' average net assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

Performance Information

All performance information shown in the “Class A Bar Chart” and the “Performance Table” reflects any applicable fee reductions and waivers and expense reimbursements and payments in effect during the periods shown; without these, the performance would have been lower.

From time to time, the fund may receive proceeds from litigation settlements, without which performance would be lower.

The fund commenced operations on September 29, 2005, with the offering of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 shares, and subsequently offered Class R6 shares on August 29, 2016.

In the "Performance Table," performance for Class R6 shares includes the performance of the fund's Class I shares, adjusted to take into account differences in sales loads and class specific operating expenses (such as Rule 12b-1 fees), if any, for periods prior to their offering.

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MFS Lifetime 2040 Fund

Financial Highlights

The financial highlights are intended to help you understand a fund’s financial performance for the past five years. Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, is filed with the SEC on Form N-CSR and is available online at funds.mfs.com and upon request by contacting MFSC (please see back cover for address and telephone number). The fund’s independent registered public accounting firm is Ernst & Young LLP.

	Year ended
Class A	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$19.27	$18.65	$17.01	$18.03	$20.33
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.52	$0.51	$0.34	$0.39	$0.94
Net realized and unrealized gain (loss)	3.53	1.11	1.91	(0.39)	(1.48)
Total from investment operations	$4.05	$1.62	$2.25	$0.00(w)	$(0.54)
Less distributions declared to shareholders
From net investment income	$(0.55)	$(0.52)	$(0.31)	$(0.39)	$(0.97)
From net realized gain	(1.02)	(0.48)	(0.30)	(0.63)	(0.79)
Total distributions declared to shareholders	$(1.57)	$(1.00)	$(0.61)	$(1.02)	$(1.76)
Net asset value, end of period (x)	$21.75	$19.27	$18.65	$17.01	$18.03
Total return (%) (r)(s)(t)(x)	21.40	8.63	13.33	0.39	(3.60)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.43	0.45	0.45	0.46	0.45
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	2.48	2.58	1.89	2.29	4.60
Portfolio turnover rate	8	13	9	18	14
Net assets at end of period (000 omitted)	$85,279	$73,805	$67,188	$51,443	$50,245

	Year ended
Class B	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$19.27	$18.61	$16.93	$17.92	$20.20
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.30	$0.34	$0.18	$0.26	$0.78
Net realized and unrealized gain (loss)	3.60	1.12	1.93	(0.39)	(1.48)
Total from investment operations	$3.90	$1.46	$2.11	$(0.13)	$(0.70)
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.32)	$(0.13)	$(0.23)	$(0.79)
From net realized gain	(1.02)	(0.48)	(0.30)	(0.63)	(0.79)
Total distributions declared to shareholders	$(1.27)	$(0.80)	$(0.43)	$(0.86)	$(1.58)
Net asset value, end of period (x)	$21.90	$19.27	$18.61	$16.93	$17.92
Total return (%) (r)(s)(t)(x)	20.56	7.80	12.50	(0.40)	(4.34)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.18	1.20	1.20	1.21	1.20
Expenses after expense reductions (h)	0.99	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.45	1.73	1.04	1.52	3.85
Portfolio turnover rate	8	13	9	18	14
Net assets at end of period (000 omitted)	$462	$956	$1,381	$1,972	$2,641

25

MFS Lifetime 2040 Fund

	Year ended
Class C	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$18.82	$18.23	$16.64	$17.64	$19.94
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.35	$0.34	$0.20	$0.26	$0.77
Net realized and unrealized gain (loss)	3.45	1.09	1.86	(0.37)	(1.46)
Total from investment operations	$3.80	$1.43	$2.06	$(0.11)	$(0.69)
Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.36)	$(0.17)	$(0.26)	$(0.82)
From net realized gain	(1.02)	(0.48)	(0.30)	(0.63)	(0.79)
Total distributions declared to shareholders	$(1.39)	$(0.84)	$(0.47)	$(0.89)	$(1.61)
Net asset value, end of period (x)	$21.23	$18.82	$18.23	$16.64	$17.64
Total return (%) (r)(s)(t)(x)	20.56	7.80	12.46	(0.30)	(4.40)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.18	1.20	1.20	1.21	1.20
Expenses after expense reductions (h)	0.99	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.68	1.75	1.13	1.57	3.84
Portfolio turnover rate	8	13	9	18	14
Net assets at end of period (000 omitted)	$5,953	$5,907	$6,208	$6,747	$7,809

	Year ended
Class I	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$19.44	$18.81	$17.15	$18.17	$20.49
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.59	$0.56	$0.40	$0.47	$1.04
Net realized and unrealized gain (loss)	3.56	1.12	1.91	(0.42)	(1.54)
Total from investment operations	$4.15	$1.68	$2.31	$0.05	$(0.50)
Less distributions declared to shareholders
From net investment income	$(0.60)	$(0.57)	$(0.35)	$(0.44)	$(1.03)
From net realized gain	(1.02)	(0.48)	(0.30)	(0.63)	(0.79)
Total distributions declared to shareholders	$(1.62)	$(1.05)	$(0.65)	$(1.07)	$(1.82)
Net asset value, end of period (x)	$21.97	$19.44	$18.81	$17.15	$18.17
Total return (%) (r)(s)(t)(x)	21.76	8.88	13.60	0.68	(3.41)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.18	0.20	0.20	0.21	0.20
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.76	2.80	2.19	2.75	5.06
Portfolio turnover rate	8	13	9	18	14
Net assets at end of period (000 omitted)	$16,424	$14,339	$13,391	$7,846	$5,129

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MFS Lifetime 2040 Fund

	Year ended
Class R1	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$19.06	$18.46	$16.84	$17.82	$20.13
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.37	$0.35	$0.19	$0.25	$0.79
Net realized and unrealized gain (loss)	3.48	1.10	1.90	(0.37)	(1.48)
Total from investment operations	$3.85	$1.45	$2.09	$(0.12)	$(0.69)
Less distributions declared to shareholders
From net investment income	$(0.38)	$(0.37)	$(0.17)	$(0.23)	$(0.83)
From net realized gain	(1.02)	(0.48)	(0.30)	(0.63)	(0.79)
Total distributions declared to shareholders	$(1.40)	$(0.85)	$(0.47)	$(0.86)	$(1.62)
Net asset value, end of period (x)	$21.51	$19.06	$18.46	$16.84	$17.82
Total return (%) (r)(s)(t)(x)	20.55	7.82	12.46	(0.35)	(4.36)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.18	1.20	1.20	1.21	1.20
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.77	1.80	1.07	1.46	3.90
Portfolio turnover rate	8	13	9	18	14
Net assets at end of period (000 omitted)	$2,658	$3,135	$3,012	$3,063	$4,001

	Year ended
Class R2	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$19.15	$18.53	$16.90	$17.91	$20.21
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.46	$0.45	$0.28	$0.34	$0.87
Net realized and unrealized gain (loss)	3.52	1.11	1.91	(0.38)	(1.46)
Total from investment operations	$3.98	$1.56	$2.19	$(0.04)	$(0.59)
Less distributions declared to shareholders
From net investment income	$(0.49)	$(0.46)	$(0.26)	$(0.34)	$(0.92)
From net realized gain	(1.02)	(0.48)	(0.30)	(0.63)	(0.79)
Total distributions declared to shareholders	$(1.51)	$(0.94)	$(0.56)	$(0.97)	$(1.71)
Net asset value, end of period (x)	$21.62	$19.15	$18.53	$16.90	$17.91
Total return (%) (r)(s)(t)(x)	21.16	8.40	13.03	0.14	(3.89)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.68	0.70	0.70	0.71	0.70
Expenses after expense reductions (h)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	2.19	2.29	1.59	2.00	4.26
Portfolio turnover rate	8	13	9	18	14
Net assets at end of period (000 omitted)	$43,012	$38,622	$40,651	$40,810	$44,155

27

MFS Lifetime 2040 Fund

	Year ended
Class R3	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$19.26	$18.64	$17.00	$18.02	$20.33
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.53	$0.50	$0.33	$0.39	$0.94
Net realized and unrealized gain (loss)	3.53	1.11	1.92	(0.39)	(1.48)
Total from investment operations	$4.06	$1.61	$2.25	$0.00(w)	$(0.54)
Less distributions declared to shareholders
From net investment income	$(0.54)	$(0.51)	$(0.31)	$(0.39)	$(0.98)
From net realized gain	(1.02)	(0.48)	(0.30)	(0.63)	(0.79)
Total distributions declared to shareholders	$(1.56)	$(0.99)	$(0.61)	$(1.02)	$(1.77)
Net asset value, end of period (x)	$21.76	$19.26	$18.64	$17.00	$18.02
Total return (%) (r)(s)(t)(x)	21.50	8.61	13.31	0.39	(3.63)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.43	0.45	0.45	0.46	0.45
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	2.50	2.53	1.86	2.27	4.60
Portfolio turnover rate	8	13	9	18	14
Net assets at end of period (000 omitted)	$182,894	$192,893	$215,273	$176,070	$171,589

	Year ended
Class R4	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$19.57	$18.92	$17.24	$18.26	$20.56
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.55	$0.54	$0.35	$0.43	$0.91
Net realized and unrealized gain (loss)	3.62	1.15	1.97	(0.39)	(1.40)
Total from investment operations	$4.17	$1.69	$2.32	$0.04	$(0.49)
Less distributions declared to shareholders
From net investment income	$(0.59)	$(0.56)	$(0.34)	$(0.43)	$(1.02)
From net realized gain	(1.02)	(0.48)	(0.30)	(0.63)	(0.79)
Total distributions declared to shareholders	$(1.61)	$(1.04)	$(0.64)	$(1.06)	$(1.81)
Net asset value, end of period (x)	$22.13	$19.57	$18.92	$17.24	$18.26
Total return (%) (r)(s)(t)(x)	21.74	8.90	13.58	0.64	(3.38)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.18	0.20	0.20	0.21	0.20
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.58	2.68	1.95	2.50	4.36
Portfolio turnover rate	8	13	9	18	14
Net assets at end of period (000 omitted)	$39,229	$40,946	$41,884	$51,695	$41,621

28

MFS Lifetime 2040 Fund

	Year ended
Class R6	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$19.54	$18.89	$17.22	$18.24	$20.55
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.62	$0.58	$0.41	$0.51	$1.06
Net realized and unrealized gain (loss)	3.58	1.14	1.93	(0.44)	(1.52)
Total from investment operations	$4.20	$1.72	$2.34	$0.07	$(0.46)
Less distributions declared to shareholders
From net investment income	$(0.63)	$(0.59)	$(0.37)	$(0.46)	$(1.06)
From net realized gain	(1.02)	(0.48)	(0.30)	(0.63)	(0.79)
Total distributions declared to shareholders	$(1.65)	$(1.07)	$(0.67)	$(1.09)	$(1.85)
Net asset value, end of period (x)	$22.09	$19.54	$18.89	$17.22	$18.24
Total return (%) (r)(s)(t)(x)	21.91	9.08	13.72	0.80	(3.24)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.05	0.06	0.06	0.07	0.06
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.87	2.90	2.30	2.98	5.12
Portfolio turnover rate	8	13	9	18	14
Net assets at end of period (000 omitted)	$457,760	$394,674	$378,212	$273,761	$243,550

(d)	Per share data is based on average shares outstanding.
(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

29

MFS Lifetime 2040 Fund

Appendix A - Waivers and Reductions of Sales Charges

This Appendix sets forth the various circumstances in which the initial sales charge (ISC) and/or the CDSC is waived or reduced for the MFS funds’ share classes. The waivers and reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction. Financial intermediaries may have different policies and procedures regarding the availability of ISC or CDSC waivers, which are discussed below. In all instances, it is your responsibility to notify your financial intermediary or MFSC at the time of purchase of any relationship or other facts qualifying you for sales charge waivers or reductions. For waivers and reductions not available through a particular financial intermediary, shareholders will have to purchase fund shares through another financial intermediary or directly from the fund to receive these waivers or reductions. You should contact your financial intermediary or MFSC if you have questions on the waivers and reductions that apply to your account and/or transaction type, including whether your account is maintained at an omnibus level with the fund by your financial intermediary. The following Categories of waivers and reductions apply:

• Merrill Lynch (Merrill) – If Merrill is the record owner of your shares and/or broker of record on your account and the account is maintained at an omnibus level by Merrill with the fund, Category II waivers apply.

• Ameriprise Financial – If Ameriprise Financial is the record owner and/or broker of record on your account invested in Class A shares and the account is maintained at an omnibus level by Ameriprise Financial with the fund, Category III waivers apply.

• Morgan Stanley – If Morgan Stanley is the record owner and/or broker of record on your account invested in Class A shares of the fund and the account is a Morgan Stanley Wealth Management transactional brokerage account maintained at an omnibus level by Morgan Stanley with the fund, Category IV waivers apply.

• Raymond James – If you are invested in shares of the fund through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, and the account is maintained at an omnibus level by Raymond James with the fund, Category V waivers apply.

• Janney Montgomery Scott LLC (Janney) – If you are invested in shares of the fund through an account maintained at an omnibus level by or on behalf of Janney with the fund, Category VI waivers apply.

• Edward Jones – If you are invested in shares of the fund through an Edward Jones platform or account maintained at an omnibus level by Edward Jones with the fund, Category VII waivers apply.

• D.A. Davidson & Co. (D.A. Davidson) – If you are invested in shares of the fund through a D.A. Davidson platform or account maintained at an omnibus level by or on behalf of D.A. Davidson with the fund, Category VIII waivers apply.

• Baird – If you are invested in shares through a Baird platform or account maintained at an omnibus level by or on behalf of Baird with the fund, Category IX waivers apply.

• J.P. Morgan Securities LLC – If you are invested in shares of the fund through an applicable J.P. Morgan Securities LLC brokerage account, Category X waivers apply.

• Stifel, Nicolaus & Company, Incorporated (Stifel) – If you are invested in shares of the fund through an applicable Stifel brokerage account, Category XI waivers apply.

• Wells Fargo Clearing Services, LLC and Wells Fargo Advisors Financial Network, LLC (collectively, "Wells Fargo Advisors") – If you are invested in shares of the fund through an applicable Wells Fargo Advisors brokerage account, Category XII waivers apply.

• All Others – Category I waivers apply to other accounts and transactions that do not otherwise fall under Category II – XII.

Not all MFS funds offer each share class. In order to qualify for a sales charge waiver or reduction, you must advise MFSC or your financial intermediary that you are eligible for the waiver at the time of purchase and/or redemption. The fund, MFS, and their affiliates reserve the right to eliminate, modify, and add waivers and reductions of sales charges at any time at their discretion.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect prior to an exchange based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC. If you exchange your shares out of MFS U.S. Government Money Market Fund or MFS U.S. Government Cash Reserve Fund into Class A shares of any other MFS fund, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares. You will not pay the initial sales charge if:

• the shares exchanged from either MFS fund were acquired by an exchange from any other MFS fund;

• the shares exchanged from either MFS fund were acquired by automatic investment of distributions from any other MFS fund; or

• the shares being exchanged would have, at the time of purchase, been eligible for purchase at net asset value had you invested directly in the MFS fund into which the exchange is being made.

In addition, transfers, rollovers, or other transactions from an account to a second account that purchases shares of the same class of the same fund or another MFS fund will not be charged the CDSC or ISC, as applicable, provided that the redemption order from the first account and the purchase order for the second account are combined into a single order for the transfer, rollover, or other transaction, and MFSC has available to it the necessary information about the CDSC applicable to the first account. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the fund in the first account and the original purchase date of the shares subject to the CDSC. You should contact your financial intermediary or MFSC if you have questions on the sales charge waivers and reductions that apply in a transfer between accounts, including whether MFSC has the required information.

The CDSC may be waived from time to time pursuant to Conduct Rule 2341 of FINRA.

With respect to MFS Municipal Income Fund, all references to Class A shares shall also apply to Class A1 shares and all references to Class B shares shall also apply to Class B1 shares.

A-1

MFS Lifetime 2040 Fund

WAIVERS AND REDUCTIONS

Financial Intermediary Category I

Eligible Accounts: Accounts that are not Eligible for Financial Intermediary Categories II – XII

As used below, the term “ESP” refers to employer sponsored plans; the term “SRO” refers to salary reduction only plans; the term “Employer Retirement Plans” includes 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level; the term “IRA” refers to traditional, Roth, rollover, SEP and SIMPLE IRAs; the term “ERISA” refers to the Employment Retirement Income Security Act of 1974, as amended.

GENERAL WAIVERS

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√	√	√
Shares acquired by automatic reinvestment of distributions of dividends and capital gains of any MFS fund into the same class of shares of another MFS fund.	√	√	√	√
B. Affiliates of Funds/Certain Financial Advisers
Shares acquired by officers, eligible directors, employees (including former employees), and agents of MFS, Sun Life Financial, or any of their subsidiary companies.	√	√	√	√
Shares acquired by trustees and former trustees of any investment company for which MFD serves as distributor.	√	√	√	√
Shares acquired by employees, directors, partners, officers, and trustees of any subadvisor to any MFS fund.	√	√	√	√

Shares acquired by certain family members of any such individual identified above and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√

Shares acquired by employees or registered representatives (including former employees) of financial intermediaries that have a selling agreement with MFD or an employee’s spouse (or legal equivalent under applicable state law) or employee’s children under the age of 21. For employees or registered representatives of such financial intermediaries who established an account with MFS prior to May 1, 2006, shares acquired by certain family members of employees or registered representatives of financial intermediaries and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√
Shares acquired by institutional clients of MFS or MFS Institutional Advisors, Inc.	√	√	√	√
C. Involuntary Redemptions
Shares redeemed at a fund’s direction due to the small size of a shareholder’s account.		√	√	√
D. Investment of Proceeds From Certain Redemptions of Class I Shares

The initial sales charge imposed on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class A shares, are waived with respect to Class A shares acquired of any MFS fund through the immediate reinvestment of the proceeds of a redemption of Class I shares of any MFS fund.

	√	√
E. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A shares, whichever is later).

		√	√	√

A-2

MFS Lifetime 2040 Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
F. Death of Owner

Shares redeemed on account of the death of the account owner (e.g., shares redeemed by the estate or any transferee of the shares from the estate) if the shares were held solely in the deceased individual’s name, or for the benefit of the deceased individual.

		√	√	√
G. Disability of Owner

Shares redeemed on account of the disability of the account owner if shares are held either solely or jointly in the disabled individual’s name or for the benefit of the disabled individual (in which case a disability certification form is required to be submitted to MFSC), or shares redeemed on account of the disability of the 529 account beneficiary.

		√	√	√
H. Asset-Based Fee Programs
Shares acquired by investors who purchase shares through asset-based fee programs available through financial intermediaries.	√	√
I. Insurance Company Separate Accounts
Shares acquired by insurance company separate accounts.	√	√
J. No Commissions Paid
Shares redeemed where MFD has not paid an up-front commission with respect to the sale of the shares, provided that such arrangement meets certain conditions established by MFD from time to time.		√	√	√
K. Conversions
In connection with a conversion from Class A shares to Class I shares of the same fund.		√
In connection with a conversion from Class A shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.		√
In connection with a conversion from Class B shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.			√
In connection with a conversion from Class C shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.				√
In connection with a conversion from Class I shares to Class A shares of the same fund.	√	√
In connection with an automatic conversion from Class B shares to Class A shares of the same fund.	√	√
In connection with an automatic conversion from Class C shares to Class A shares of the same fund.	√	√

In connection with a conversion from Class C shares to Class A shares of the same fund if the shareholder's financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD.

	√	√		√
L. Exchanges
The initial sales charge imposed on purchases of Class A shares is waived on shares purchased pursuant to an Automatic Exchange Plan.	√
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased by exchange from another MFS fund.	√
M. Reinstatement Privilege
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased pursuant to the Reinstatement Privilege as described below.	√
N. Large Purchases

The initial sales charge imposed on purchases of Class A shares is waived for purchases in excess of the maximum breakpoint amount described under "Description of Share Classes – Sales Charges and Waivers and Reductions" in the fund's prospectus.

Letter of Intent or Right of Accumulation provisions may apply for purposes of determining purchase amount as described below.

√

A-3

MFS Lifetime 2040 Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
O. Miscellaneous

In connection with settlements reached between certain broker/dealers and FINRA, the SEC, and/or other regulatory bodies regarding sales of Class B and Class C shares in excess of certain dollar thresholds, the fund will, at times, permit shareholders who are clients of these firms to redeem Class B and Class C shares of the fund and concurrently purchase Class A shares without paying an initial sales charge.

	√	√
P. Self-Directed Brokerage Account Platforms (Class A shares only)

Shares acquired through a self-directed brokerage account platform (that may or may not charge a transaction fee to investors) offered by a financial intermediary who has entered into an agreement with MFD to offer fund shares through such platform. As of the date of the fund's prospectus, the following financial intermediaries had entered into an agreement with MFD to offer fund shares through such a platform: Charles Schwab & Co. Inc.; E*TRADE Securities LLC; Fidelity Brokerage Services LLC; GWFS Equities, Inc.; J.P. Morgan Securities LLC; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Morgan Stanley Smith Barney LLC; National Financial Services LLC; Nationwide Financial Services, Inc.; Nationwide Securities LLC; and Vanguard Marketing Corporation.

	√	√

Q. LPL Mutual Funds Only Platform (Class A shares only)
Shares acquired through the Mutual Fund Only Platform or other similar platform offered by LPL Financial LLC who has entered into an agreement with MFD to offer fund shares through such platform.	√	√

WAIVERS FOR RETIREMENT PLANS

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. General Waivers
Employer Retirement Plans.	√	√

In connection with a direct rollover of units from the MFS 529 Savings Plan to a Roth IRA held directly with MFSC pursuant to Section 126 of the SECURE 2.0 Act. Transfers of holdings of MFS Funds to a Roth IRA held with a brokerage firm or other financial intermediary and not established through MFSC are subject to the policies of such brokerage firm or financial intermediary which may differ with respect to such rollovers.

√
B. Benefit Responsive Waivers
Distributions made from an IRA, SAR-SEP, or a 403(b) SRO Plan pursuant to Section 72(t) of the Internal Revenue Code of 1986, as amended.		√	√	√
Death, disability, or retirement of 401(a) or ESP Plan participant, or death or disability of IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant.		√	√	√

Eligible participant distributions, such as distributions due to death, disability, financial hardship, retirement, and termination of employment from nonqualified deferred compensation plans (excluding, however, a termination of a plan).

		√	√	√
Loan from 401(a) or ESP Plan.		√	√	√
Financial hardship (as defined in U.S. Treasury Department Regulation Section 1.401(k)-l(d)(2), as amended from time to time) for 401(a) Plans and ESP Plans.		√	√	√
Termination of employment of 401(a) or ESP Plan participant (excluding, however, a termination of the Plan).		√	√	√
Tax-free return of excess 401(a) Plan, ESP Plan, IRA, or SAR-SEP contributions.		√	√	√
Certain involuntary redemptions and redemptions in connection with certain automatic withdrawals from a 401(a) Plan.		√	√	√

Required minimum distributions pursuant to Internal Revenue Code rules made on or after the 401(a) Plan participant, ESP Plan participant, IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant, as applicable, has attained the age at which such distributions are required under Internal Revenue Code rules.

		√	√	√
A-4

MFS Lifetime 2040 Fund

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period (36 months for shareholders with an LOI entered into prior to February 1, 2023, with a $1 million commitment) and investments in the MFS 529 Savings Plan. Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

For each purchase you make under the LOI you will pay the initial sales charge rate applicable to the total amount you intended to purchase.

Out of the shareholder's initial purchase (or subsequent purchases if necessary), 5% of the dollar amount specified in the Letter of Intent application shall be held in escrow by MFSC in the form of shares registered in the shareholder's name. All distributions on escrowed shares will be paid to the shareholder or to the shareholder's order. At the end of the 13-month period or 36-month period, as applicable, the shareholder will be notified, the escrowed shares will be released, and the Letter of Intent will be terminated.

If the intended minimum investment amount is not completed, MFSC will redeem an appropriate number of the escrowed shares in order to pay the higher sales charge level for the amount actually purchased. Shares remaining after any such redemption will be released by MFSC. By completing and signing the Account Application or separate Service Application, the shareholder irrevocably appoints MFSC his or her attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.

To establish an LOI, complete the Letter of Intent section of your account application or service application. In order to benefit from the LOI, it is your responsibility to inform your financial intermediary or MFSC that the LOI is in effect each time shares of a fund are purchased.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds and/or any investments in the MFS 529 Savings Plan, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA. For purposes of obtaining reduced sales charges under the LOI and ROA, you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

Eligible accounts that you may link under an LOI and ROA are:

• Individual accounts;

• Joint accounts;

• Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

• Certain single-participant retirement plan accounts;

• Certain Individual Retirement Accounts;

• Uniform Gifts/Transfers to Minor Acts accounts; and

• Accounts held in the name of your financial intermediary on your behalf.

In addition to the accounts set forth above which are eligible for linking, you may also combine any of your investments in the MFS 529 Savings Plan for purposes of obtaining reduced sales charges on purchases of Class A shares of any MFS fund.

It is your responsibility to inform the broker/dealer for each current purchase of any accounts held with the MFS funds that you believe are eligible to be linked under an LOI or an ROA and of any investments you have in the MFS 529 Savings Plan that are also able to be counted for purposes of obtaining reduced sales charges on purchases of Class A shares of any MFS fund. If you have not designated a broker/dealer, you should inform MFSC directly of any accounts held with the MFS funds and of any investments in the MFS 529 Savings Plan that you believe are eligible to be counted under an LOI or an ROA. You should provide your financial intermediary (or MFSC if you have not designated a broker/dealer) with certain supporting information at the time of each purchase regarding accounts held with the MFS funds and investments in the MFS 529 Savings Plan that are eligible to be combined for purposes of an LOI or ROA. Such information may include shareholder identification numbers or applicable account numbers or account statements. Your financial intermediary is responsible for taking into account this information about accounts eligible to be combined (including any MFS 529 Savings Plan investments) when transmitting your purchase order to the fund.

Group Purchases. A bona fide group and all its members may be treated at MFD's discretion as a single purchaser and, under the ROA (but not the LOI), obtain quantity sales charge discounts on the purchase of Class A or Class A1 shares if the group (1) gives its endorsement or authorization to the investment program so that it may be used by the financial intermediary to facilitate solicitation of the membership, thus effecting economies of the sales efforts; (2) has a legitimate purpose other than to purchase mutual fund shares at a discount; (3) is not a group of individuals whose sole organizational nexus is as credit cardholders of a company, policyholders of an insurance company, customers of a bank or financial intermediary, clients of an investment adviser, or other similar groups; and (4) agrees to provide certification of membership of those members investing money in the funds upon the request of MFD. Employer-sponsored retirement plans, such as a 401(a) plan, 457 deferred compensation plan, an Employer Sponsored Group IRA, and an IRA SEP/SARSEP, SIMPLE and 403(b) plans, may qualify as a bona fide group if they meet the above criteria.

A-5

MFS Lifetime 2040 Fund

Reinstatement Privilege. Within 90 days of a redemption of Class A, Class B, or Class C shares, you have a one-time right per fund per registration to reinvest the proceeds of such redemption into Class A shares of the same fund or another MFS fund without paying an initial sales charge. For clarity, proceeds can only be reinvested in Class A shares of an MFS fund under the same account registration as the redeemed shares.

Any CDSC paid upon the redemption of Class A shares will be credited to your account, and your new Class A shares will be subject to a CDSC according to the CDSC schedule applicable to your original shares.

Any CDSC paid upon the redemption of Class B or Class C shares will not be credited to your account and the Class A shares purchased using this reinstatement privilege will not be subject to a CDSC.

In order to benefit from the reinstatement privilege, it is your responsibility to inform your financial intermediary or MFSC that the reinstatement privilege is in effect each time shares of the fund are purchased under this privilege.

A-6

MFS Lifetime 2040 Fund

Financial Intermediary Category II

Eligible Accounts: Accounts with Merrill Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Merrill with the Fund

Purchases or sales of front-end (for example, Class A) or level-load (for example, Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this Fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.

It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.

Additional information on waivers, discounts, and share class exchanges is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement") and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

Front-end Load Waivers Available at Merrill

Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

Shares purchased through a Merrill investment advisory program
Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account
Shares purchased through the Merrill Edge Self-Directed platform
Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account
Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement

Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement)

Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g., the fund’s officers or trustees)

Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement

Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end, Back-end, and Level Load Shares Available at Merrill

Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22(e)(3))
Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement
Shares sold due to return of excess contributions from an IRA account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation

Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g., traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund

Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent

Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement

A-7

MFS Lifetime 2040 Fund

Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household

On or about May 1, 2026, assets not held at Merrill will no longer be included in the ROA calculation. For more detail on the timing and calculation, please refer to the Merrill SLWD Supplement.

Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement

On or about May 1, 2026, Merrill will no longer accept new LOIs. For more detail on the timing, please refer to the Merrill SLWD Supplement.

A-8

MFS Lifetime 2040 Fund

Financial Intermediary Category III

Eligible Accounts: Accounts Investing in Shares of the Fund with Ameriprise Financial Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Ameriprise Financial with the Fund

Shareholders purchasing fund shares through an Ameriprise Financial platform or account will be eligible only for the following front-end sales charge waivers (“ISC”) or contingent deferred sales charge (“CDSC”) waivers, as applicable, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI. Shareholders remain eligible for other reductions in front-end sales charges available pursuant to exchange features or volume breakpoints (including Rights of Accumulation (“ROA”) and Letter of Intent (“LOI”) programs) as described elsewhere in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the same fund.	√	√
B. Employees/Registered Representatives of Ameriprise Financial
Shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.	√	√

Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial financial adviser and/or the adviser’s spouse, adviser’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), adviser’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

	√	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to an ISC or CDSC.

	√	√	√
D. Retirement Plans

Shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, or SAR-SEPs.

	√	√
E. Transactions Between Share Classes

Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load-waived shares, that waiver will also apply to such exchanges.

	√	√
F. Death or Disability of Owner
Redemptions due to the death or disability of the shareholder.		√	√
G. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
H. Benefit Responsive Waivers for Retirement Accounts
Redemptions made in connection with a return of excess contributions from an IRA account.		√	√
Redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.		√	√

A-9

MFS Lifetime 2040 Fund

Financial Intermediary Category IV

Eligible Accounts: Accounts Investing in Class A Shares through a Morgan Stanley Wealth Management Transactional Brokerage Account Maintained at an Omnibus Level with the Fund

Shareholders purchasing fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the fund’s prospectus or SAI. Shareholders remain eligible for other reductions in Class A front-end sales charges available pursuant to exchange features or volume breakpoints (including Rights of Accumulation (ROA) and Letter of Intent (LOI) programs) as described elsewhere in the fund's prospectus or SAI.

Class A Front-end Sales Charge Waived
Waiver Category	Class A ISC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees of Morgan Stanley
Morgan Stanley employee and employee-related accounts according to Morgan Stanley's account linking rules.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

√
D. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
E. Morgan Stanley Self-Directed Programs
Shares purchased through a Morgan Stanley self-directed brokerage account.	√
F. Morgan Stanley Wealth Management Share Class Conversion Program

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.

√

A-10

MFS Lifetime 2040 Fund

Financial Intermediary Category V

Eligible Accounts: Accounts Investing in Shares through a Raymond James Platform or Account Maintained at an Omnibus Level by Raymond James with the Fund

Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI. In all instances, it is the purchaser's responsibility to notify the purchaser's financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. As described elsewhere in the fund's prospectus or SAI, there is no initial sales charge imposed on purchases of Class A shares pursuant to an Automatic Exchange Plan or purchased by exchange from another MFS fund.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Investment Advisory Programs
Shares purchased in a Raymond James investment advisory program.	√
B. Dividend and Distribution Reinvestment
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.	√
C. Employees/Registered Representatives of Raymond James
Shares acquired by employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.	√
D. Large Purchases
Breakpoints as described in the fund's prospectus.	√
E. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as "Rights of Reinstatement").

	√	√	√	√
F. Raymond James Share Class Conversion Program

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

√
G. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√	√
H. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A shares, whichever is later).

		√	√	√
I. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√	√
J. Payment of Raymond James Fees
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.		√	√	√
K. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√

A-11

MFS Lifetime 2040 Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
L. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

A-12

MFS Lifetime 2040 Fund

Financial Intermediary Category VI

Eligible Accounts: Accounts Maintained at an Omnibus Level by or on behalf of Janney Montgomery Scott LLC with the Fund

Shareholders purchasing fund shares through an account maintained at an omnibus level with the fund by Janney Montgomery Scott LLC (Janney), or by a clearing broker or custodian on behalf of Janney, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI. Customers of Janney whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased of the same fund within the MFS fund family through reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of Janney
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the MFS fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

	√	√	√
D. Transactions Between Share Classes and Funds
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney's policies and procedures.	√
Shares exchanged into the same share class of another MFS fund.		√	√
E. Death or Disability of Owner
Shares redeemed upon the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder's first withdrawal under the plan(s).		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

		√	√

H. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
I. Payment of Janney Fees
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.		√	√

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Right Of Accumulation (ROA). ROA, which entitles shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holdings of MFS fund family assets held by accounts within the shareholder's household at Janney. Eligible MFS fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial adviser about such assets.

Letter of Intent (LOI). LOI, which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period. Eligible MFS fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

A-13

MFS Lifetime 2040 Fund

Financial Intermediary Category VII

Eligible Accounts: Accounts Investing in Shares of the Fund through an Edward Jones Platform or Account Maintained at an Omnibus Level by Edward Jones with the Fund

The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as "shareholders") purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from discounts and waivers described elsewhere in the fund's prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of MFS funds, or other facts qualifying the purchaser for breakpoints or waivers.  Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these breakpoints and waivers.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Fee-Based Programs
Shares purchased in an Edward Jones fee-based program.	√
Shares exchanged in an Edward Jones fee-based program.	√	√	√	√
B. Dividend and Distribution Reinvestment
Shares purchased within the MFS fund family through reinvestment of capital gains and dividend distributions.	√
C. Associates of Edward Jones

Shares acquired by associates of Edward Jones and its affiliates and other shareholders who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good standing and remains in good standing pursuant to Edward Jones' policies and procedures.

√
D. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the MFS fund family so long as the following conditions are met (i) the proceeds are from the sale of shares within 60 days of the purchase; and (ii) the sale and purchase are made in the same share class and one of the following applies: (a) the sale and purchase occur in the same account or (b) the sale proceeds are used to process an individual retirement account (“IRA”) contribution, excess contributions, conversion, recharacterization of contributions, or distribution, and the purchase is done in an account within the same pricing group (as determined by Edward Jones under its policies and procedures).

The Reinstatement Privilege excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.

√
Shares acquired through NAV reinstatement.		√	√	√
E. Transactions between Share Classes and Funds

Shares converted from another share class into Class A shares of the same fund at the discretion of Edward Jones. Edward Jones will be responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable Class A sales charge as disclosed in the fund's prospectus.

√
Shares converted from Class C into Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.	√
F. Death or Disability of Owner
Shares sold on account of the death or disability of the account shareholder or 529 plan account beneficiary.		√	√	√
G. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder's first withdrawal under the plan(s).		√	√	√

A-14

MFS Lifetime 2040 Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
H. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA.		√	√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the sale is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

		√	√	√
I. Payment of Edward Jones Fees
Shares sold to pay Edward Jones fees or costs but only if the transaction is initiated by Edward Jones.		√	√	√
J. Large Purchases
Breakpoint amounts as described in the fund's prospectus, subject to the Rights of Accumulation rules described below.	√
K. Minimum Balances
Shares sold at the discretion of Edward Jones for Minimum Balances, as described below.		√	√	√

Description of Certain Policies for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). A shareholder may pay a reduced or no initial sales charge on purchases of Class A shares if the shareholder intends to invest a specific dollar amount in any class of any MFS fund within a 13-month period. The LOI is determined by calculating the higher of the cost paid by the shareholder or the market value of any existing qualifying holdings (as calculated at the beginning of the 13-month period) in combination with the value that the shareholder intends to purchase over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during the 13-month period will receive the sales charge and breakpoint discount that applies to the total amount.

If the shareholder does not purchase the intended amount within the 13-month period, the shareholder's account will be adjusted by selling the amount of shares needed to pay the higher initial sales charge level for the amount actually purchased. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce any sales charge previously paid. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Right Of Accumulation (ROA). Under the ROA, a shareholder may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the amount of the shareholder's investment with the shareholder's existing investments in the MFS funds and MFS 529 funds, based on the higher of the cost paid by the shareholder minus sales or the current market value of the applicable MFS funds and MFS 529 funds. For purposes of calculating the ROA, the shareholder's account may be grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations ("pricing groups") (as determined by Edward Jones under its policies and procedures). For purposes of calculating the ROA, holdings of shares of certain money market funds or shares held in group retirement plans are not taken into account. If grouping assets as a shareholder, the ROA includes all investments of a shareholder in the MFS funds and MFS 529 funds held on the Edward Jones platform and/or held on other platforms. The inclusion of investments in the MFS funds and MFS 529 funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts. Purchases by shareholders will be subject to a $250 initial purchase minimum and no subsequent purchase minimum.

Minimum Balances. Edward Jones has the right to sell at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not subject to this minimum balance policy: (1) a fee-based account held on an Edward Jones platform; (2) a 529 account held on an Edward Jones platform; or (3) an account with an active systematic investment plan or LOI (as defined above).

Changing Share Classes. At any time it deems necessary, Edward Jones has the authority to convert at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

A-15

MFS Lifetime 2040 Fund

Financial Intermediary Category VIII

Eligible Accounts: Accounts Investing in Shares of the Fund through a D.A. Davidson & Co. Platform or Account Maintained at an Omnibus Level by or on behalf of D.A. Davidson & Co. with the Fund

Shareholders purchasing fund shares, including existing fund shareholders, through a D.A. Davidson &. Co. (D.A. Davidson) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which D.A. Davidson provides trade execution, clearance, and/or custody services, where such account is maintained on an omnibus level with the fund by D.A. Davidson, or by a clearing broker or custodian on behalf of D.A. Davidson, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI. Customers of D.A. Davidson whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased within the MFS fund family through systematic reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of D.A. Davidson
Shares acquired by employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the MFS fund family so long as the following conditions are met (i) the repurchase occurs within 90 days following the redemption; (ii) the redemption and purchase occur in the same account; and (iii) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of D.A. Davidson.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts if the redemption is taken in or after the year the shareholder reaches the qualified age based on IRS regulations.

		√	√
H. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser's household at D.A. Davidson. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
I. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

A-16

MFS Lifetime 2040 Fund

Financial Intermediary Category IX

Eligible Accounts: Accounts Investing in Shares through a Baird Platform or Account Maintained at an Omnibus Level by or on behalf of Baird with the Fund

Shareholders purchasing fund shares through a Baird platform or account maintained at an omnibus level with the fund by Baird, or by a clearing broker or custodian on behalf of Baird, will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or the SAI. Customers of Baird whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees/Registered Representatives of Baird
Shares acquired by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions from another MFS fund, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur within the purchaser’s Baird household, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as "Rights of Reinstatement").

	√	√	√

D. Transactions between Share Classes and Funds

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Baird.

√

E. Retirement Plans

Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

√
F. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
G. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
H. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√
I. Payment of Baird Fees
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.		√	√
J. Rights of Accumulation

Rights of Accumulations (ROAs) which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser’s household at Baird. Eligible MFS fund family assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial adviser about such assets.

√
K. Letters of Intent
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of MFS fund family assets through Baird, over a 13-month period of time.	√

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MFS Lifetime 2040 Fund

Financial Intermediary Category X

Eligible Accounts: Accounts Investing in Shares through a J.P. Morgan Securities LLC Platform or Account Maintained at an Omnibus Level by J.P. Morgan Securities LLC with the Fund

If you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC, or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Transactions between Share Classes

Shares exchanged from Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.

√

A shareholder in the fund’s Class C shares will have their shares converted by J.P. Morgan Securities LLC to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.

√
B. Retirement Plans

Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.

√
C. J.P. Morgan Securities LLC Self-Directed Investing accounts
Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.	√
D. Reinstatement Privilege
Shares purchased through rights of reinstatement.	√
Shares acquired through a right of reinstatement.		√	√
E. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).	√
F. Employees/Registered Representatives of J.P. Morgan Securities LLC
Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.	√
G. Death or Disability of Owner
Shares sold upon the death or disability of the shareholder.		√	√
H. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.		√	√
I. Benefit Responsive Waivers for Retirement Accounts
Shares purchased in connection with a return of excess contributions from an IRA account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.		√	√
J. Large Purchases
Breakpoints as described in the prospectus.	√

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MFS Lifetime 2040 Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
K. Rights of Accumulation

Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.

√
L. Letters of Intent
Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).	√

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MFS Lifetime 2040 Fund

Financial Intermediary Category XI

Eligible Accounts: Accounts Investing in Shares through a Stifel Platform or Account Maintained at an Omnibus Level by Stifel with the Fund

Shareholders purchasing or holding fund shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and CDSC, or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.

As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.

Stifel continually looks to provide its clients with the lowest cost share class available based on account type. Stifel reserves the right and you consent to the conversion of shares to the lowest cost share class available at Stifel if such share class becomes available or upon transfer of shares into an advisory program.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Front-end sales charge waivers on Class A shares available at Stifel

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund in the 7th year following the anniversary of the purchase date pursuant to Stifel’s policies and procedures. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to the conversion of Class C shares following a shorter holding period, that waiver will apply.

√
Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel.	√
Shares purchased in an Stifel fee-based advisory program (often referred to as a “wrap” program).	√
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund or other fund within the MFS fund family.	√

Shares purchased from the proceeds of redemptions within the MFS fund family provided the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e., systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel’s account maintenance fees are not eligible for rights of reinstatement.

√
Shares from rollovers into Stifel from retirement plans to IRAs.	√
Purchases of 529 Plans through a rollover from another 529 plan.	√
Purchases of 529 Plans made for reinvestment of refunded amounts.	√

Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to MFS, if applicable. Any future purchases are subject to the applicable Class A sales charge as disclosed in the applicable fund’s prospectus.

√

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

√
B. CDSC Waivers on Class A and Class C Shares
Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary.		√	√
Shares sold as part of a systematic withdrawal plan not to exceed 12% annually.		√	√
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√

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MFS Lifetime 2040 Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
Shares acquired through a right of reinstatement.		√	√
Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel.		√	√
Shares exchanged or sold in a Stifel fee-based program.		√	√
C. Rights of Accumulation (ROA)

ROA that entitles shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in the MFS fund family held by accounts within the purchaser’s household at Stifel. Ineligible assets include holdings of MFS U.S. Government Money Market Fund and Class A shares of MFS U.S. Government Cash Reserve Fund, which do not assess a front-end sales charge. Eligible assets not held at Stifel may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

√

A-21

MFS Lifetime 2040 Fund

Financial Intermediary Category XII

Eligible Accounts: Accounts Investing in Shares through Wells Fargo Clearing Services, LLC and Wells Fargo Advisors Financial Network, LLC (collectively, "Wells Fargo Advisors")

Clients of Wells Fargo Advisors (“Clients”) purchasing fund shares through Wells Fargo Advisors are eligible for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the prospectus or SAI. In all instances, it is the Client's responsibility to inform Wells Fargo Advisors at the time of purchase of any relationship, holdings, or other facts qualifying the Client for discounts or waivers. Wells Fargo Advisors can ask for documentation supporting the qualification.

Wells Fargo Clearing Services, LLC operates a First Clearing business, but these rules are not intended to include First Clearing firms.

Contingent deferred sales charges (“CDSC”) imposed on fund redemptions will not be rebated based on future purchases.

Unless specifically described below, other front-end load waivers are not available on fund purchases through Wells Fargo Advisors.

Sales Charge Waived
Waiver Category	Class A ISC
A. Self-Directed Brokerage Accounts
WellsTrade, the firm’s online self-directed brokerage account, generally offers no-load share classes but there could be instances where a Class A share is offered without a front-end sales charge.	√
B. Wells Fargo Advisors 529 Plan

Clients purchasing or converting to Class A shares of the fund through Wells Fargo Advisors brokerage accounts are entitled to a waiver of the front-end load in the following circumstances:

• Shares purchased through a rollover from another 529 plan.

• Recontribution(s) of distributed funds are only allowed during the net asst value (“NAV”) reinstatement period as dictated by the sponsor’s specifications outlined by the plan.

Wells Fargo Advisors is not able to apply the NAV reinstatement privilege for 529 Plan account purchases placed directly with the fund. Clients wishing to utilize this privilege outside of Wells Fargo systems will need to do so directly with the Wells Fargo Advisors 529 Plan or a financial intermediary that supports this feature.

√
C. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
D. Employees/Registered Representatives of Wells Fargo Advisors

Wells Fargo Advisors employee and employee-related accounts according to Wells Fargo Advisor’s employee account linking rules. Legacy accounts and positions receiving affiliate discounts prior to the effective date will continue to receive discounts. Following the effective date, employees of Wells Fargo Advisors’ affiliate businesses will not be offered Class A shares of the funds at NAV.

√
E. Breakpoints

Clients purchasing Class A shares of the fund through Wells Fargo Advisors brokerage accounts will follow the following aggregation rules for breakpoints:

• SEP or SIMPLE IRAs will not be aggregated as a group plan. Such accounts will aggregate with the Client’s personal accounts based on Social Security Number. Previously established SEP and SIMPLE IRAs may still be aggregated as a group plan.

• Employer-sponsored retirement plan (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans) accounts will aggregate with other plan accounts under the same Tax ID and will not be aggregated with other retirement plan accounts under a different Tax ID or personal accounts. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or Keogh plans.

• Gift of shares will not be considered when determining breakpoint discounts.

√

A-22

MFS Lifetime 2040 Fund

Appendix B – Menu and Description of Underlying Funds

The following is a list of the underlying funds in which the fund may invest at any time.

Bond Funds:
MFS Emerging Markets Debt Fund
MFS Emerging Markets Debt Local Currency Fund
MFS Global Opportunistic Bond Fund
MFS Government Securities Fund
MFS High Income Fund
MFS Inflation-Adjusted Bond Fund
MFS Limited Maturity Fund
MFS Total Return Bond Fund
Money Market Fund:
MFS Institutional Money Market Portfolio
Equity Funds (International or U.S.):
International Equity Funds:
MFS Blended Research Emerging Markets Equity Fund
MFS Blended Research International Equity Fund
MFS Emerging Markets Equity Fund
MFS International Growth Fund
MFS International Intrinsic Equity Fund[1]
MFS International New Discovery Fund
MFS Research International Fund
U.S. Equity Funds:
MFS Blended Research Core Equity Fund
MFS Blended Research Growth Equity Fund
MFS Blended Research Mid Cap Equity Fund
MFS Blended Research Small Cap Equity Fund
MFS Blended Research Value Equity Fund
MFS Growth Fund
MFS Mid Cap Growth Fund
MFS Mid Cap Value Fund
MFS New Discovery Fund
MFS New Discovery Value Fund
MFS Research Fund
MFS Value Fund
Non-Traditional Funds:
MFS Commodity Strategy Fund
MFS Global Real Estate Fund

1 Effective April 30, 2026, the name of MFS International Intrinsic Value Fund changed to MFS

International Intrinsic Equity Fund.

The following is a description of the underlying funds in which the fund may invest. Further information about each underlying fund (other than MFS Institutional Money Market Portfolio, which is only offered to certain investment companies advised by MFS), including a copy of an underlying fund's most recent prospectus, SAI, Annual and Semi-Annual Reports, financial statements, and other information, may be obtained on the fund’s Website at mfs.com, or by contacting MFSC.

Bond Funds:

MFS Emerging Markets Debt Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in debt instruments of issuers that are tied economically to emerging market countries. Emerging markets are countries determined to have emerging market economies based on factors that demonstrate the country's financial and capital markets are in the development phase, including whether a particular country has a low- to middle-income economy according to the International Bank for Reconstruction and Development (the World Bank), the country’s designation by the International Monetary Fund as an emerging market, or the country's inclusion in an emerging market index. Emerging market countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe. Debt instruments include corporate debt instruments, foreign government securities, U.S. Government securities, and other obligations to repay money borrowed.

MFS generally considers the issuer of a security or other investment to be tied economically to emerging market countries if: (i) the security or other investment is issued or guaranteed by the government of an emerging market country or any of its agencies, authorities or instrumentalities; (ii) the issuer is organized under the laws of, and maintains a principal office in, an emerging market country; (iii) the issuer has its principal securities trading market in an emerging market country; (iv) a third party has identified an emerging market country as the issuer’s “country of risk”; (v) the issuer is included in an index which is representative of emerging market countries; (vi) the issuer derives 50% or more of its total revenues from goods sold or services performed in emerging market countries; or (vii) the issuer has 50% or more of its assets in emerging market countries.

MFS may also invest the fund’s assets in debt instruments of issuers that are not tied economically to emerging market countries.

MFS may invest up to 100% of the fund’s assets in below investment grade quality debt instruments.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS allocates the fund's assets across countries primarily based on fundamental economic and financial analysis of the creditworthiness of each country and the relative values of countries' external debt, currencies, and local market debt. In selecting investments, MFS may consider economic and financial fundamentals, liquidity, duration, yield curve positioning, relative value, and other factors. Quantitative tools that systematically evaluate these and other factors may also be considered. MFS may also consider environmental, social, and governance (ESG) factors

B-1

MFS Lifetime 2040 Fund

in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Emerging Markets Debt Local Currency Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in debt instruments of issuers that are tied economically to emerging market countries and denominated in local currencies, and derivative instruments with similar economic characteristics to these instruments. Emerging markets are countries determined to have emerging market economies based on factors that demonstrate the country's financial and capital markets are in the development phase, including whether a particular country has a low- to middle-income economy according to the International Bank for Reconstruction and Development (the World Bank), the country’s designation by the International Monetary Fund as an emerging market, or the country's inclusion in an emerging market index. Emerging market countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe. Examples of emerging market countries include, but are not limited to, Argentina, Brazil, Chile, Hungary, India, Indonesia, Mexico, Panama, the People’s Republic of China, Peru, Poland, Saudi Arabia, South Africa, South Korea, Taiwan, and Thailand. Debt instruments include foreign government securities, U.S. Government securities, inflation-adjusted debt instruments, corporate debt instruments, and other obligations to repay money borrowed.

MFS generally considers the issuer of a security or other investment to be tied economically to emerging market countries if: (i) the security or other investment is issued or guaranteed by the government of an emerging market country or any of its agencies, authorities or instrumentalities; (ii) the issuer is organized under the laws of, and maintains a principal office in, an emerging market country; (iii) the issuer has its principal securities trading market in an emerging market country; (iv) a third party has identified an emerging market country as the issuer’s “country of risk”; (v) the issuer is included in an index which is representative of emerging market countries; (vi) the issuer derives 50% or more of its total revenues from goods sold or services performed in emerging market countries; or (vii) the issuer has 50% or more of its assets in emerging market countries.

MFS may also invest the fund’s assets in debt instruments of issuers and derivative instruments that are not tied economically to emerging market countries.

MFS generally focuses on foreign government and government-related debt instruments, but may also invest the fund’s assets in corporate debt instruments.

MFS may invest up to 100% of the fund’s assets in below investment grade quality debt instruments.

MFS normally invests the fund's assets across different countries and regions, but MFS may invest a significant percentage of the fund's assets in issuers in a single country or region.

The fund is a non-diversified fund. This means that MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS allocates the fund's assets across countries primarily based on fundamental economic and financial analysis of the creditworthiness of each country and the relative values of countries' external debt, currencies, and local market debt. In selecting investments, MFS may consider economic and financial fundamentals, liquidity, duration, yield curve positioning, relative value, and other factors. Quantitative tools that systematically evaluate these and other factors may also be considered. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Global Opportunistic Bond Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in debt instruments of U.S. and foreign issuers, including emerging markets issuers. Debt instruments include U.S. Government securities, corporate debt instruments, foreign government securities, securitized instruments (including mortgage-backed securities and other asset-backed securities), and other obligations to repay money borrowed.

While MFS may invest the fund’s assets in debt instruments of any type, MFS generally focuses on debt instruments of issuers located in developed markets.

MFS generally focuses on investment grade quality debt instruments, but may also invest the fund’s assets in below investment grade quality debt instruments.

MFS normally enters into currency hedging transactions using derivatives to reduce the fund’s foreign currency exposure such that the fund is primarily exposed to the U.S. dollar.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region. MFS generally invests the fund's assets in at least three different countries and invests a percentage of the fund's net assets in securities of foreign issuers equal to at least the lesser

B-2

MFS Lifetime 2040 Fund

of 40% or the percentage of foreign issuers in the Bloomberg Global Aggregate Index (USD Hedged) less 15%.

MFS may invest up to 35% of the fund’s assets in any industry that accounts for more than 20% of the global bond market as measured by an index determined by MFS to be an appropriate measure of the global bond market, currently the Bloomberg Global Aggregate Index (USD Hedged).

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector and regional allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Government Securities Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in U.S. Government securities. U.S. Government securities are securities issued or guaranteed by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity, including mortgage-backed securities and other types of securitized instruments issued or guaranteed by such entities. MFS may also invest the fund's assets in other debt instruments.

MFS generally invests substantially all of the fund’s assets in investment grade quality debt instruments.

MFS may purchase or sell securities for the fund on a when-issued, delayed delivery, or forward commitment basis where payment and delivery take place at a future settlement date, including mortgage-backed securities purchased or sold in the to be announced (TBA) market. When MFS sells securities for the fund on a when-issued, delayed delivery, or forward commitment basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the deliverable securities.

MFS may invest the fund’s assets in foreign securities.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS uses an active investment approach in managing the fund that combines top-down considerations and bottom-up fundamental investment analysis to make decisions about sector allocations, duration and yield curve positioning, and security selection. Top-down considerations include macroeconomic factors such as interest rates, U.S. growth and inflation trends, fiscal and monetary policies, longer-term structural shifts in the economy, regulatory trends, and tail risks (i.e., risks associated with extreme events of relatively low probability, but potentially significant market impact). Bottom-up factors considered may include an instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. For mortgage-backed securities, additional factors such as prepayment risk and mortgage pool characteristics may also be evaluated. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. In addition, market technicals are typically considered in determining sector allocations and specific security selection. Market technicals include, but are not limited to, bond supply and demand dynamics, liquidity, and trading patterns. Quantitative screening tools may also be considered in determining the fund’s portfolio positioning.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes. In addition, derivative instruments that provide investment exposure to the investments subject to the fund’s 80% policy or to one or more of the market risk factors associated with the fund’s 80% policy may be counted in meeting such policy.

MFS High Income Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in high income debt instruments. Debt instruments include corporate debt instruments, foreign government securities, floating rate loans, and other obligations to repay money borrowed. High income debt instruments are debt instruments that are below investment grade quality. Below investment grade quality debt instruments are debt instruments rated BB+ or lower by S&P or Fitch, or Ba1 or lower by Moody’s, or comparably rated by another Nationally Recognized Statistical Rating Organization ("NRSRO"). A debt instrument will be considered unrated if none of these NRSROs have assigned a rating. In cases where a rating for an individual security is not available, MFS may assign a rating to the security

B-3

MFS Lifetime 2040 Fund

based on the methodology referenced above with respect to the issuer of such security.

MFS may invest the fund’s assets in other types of debt instruments.

MFS may invest up to 100% of the fund’s assets in below investment grade quality debt instruments.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of the issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes. In addition, derivative instruments that provide investment exposure to the investments subject to the fund's 80% policy or to one or more of the market risk factors associated with the fund's 80% policy may be counted in meeting such policy.

MFS Inflation-Adjusted Bond Fund

Investment Objective

The fund’s investment objective is to seek total return that exceeds the rate of inflation over the long-term, with an emphasis on current income, but also considering capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in inflation-adjusted debt instruments and other instruments with similar economic characteristics. Inflation-adjusted debt instruments are debt instruments whose principal and/or interest payments are adjusted for realized inflation.

MFS generally focuses the fund’s investments in inflation-adjusted debt instruments issued by the U.S. Treasury. MFS may also invest the fund’s assets in other inflation-adjusted debt instruments and non-inflation-adjusted debt instruments, including corporate debt instruments, foreign government securities, securitized instruments, and other debt instruments.

MFS generally invests substantially all of the fund’s assets in investment grade quality debt instruments.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS may invest the fund’s assets in foreign securities.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS uses an active investment approach in managing the fund that combines top-down considerations and bottom-up fundamental investment analysis to make decisions about sector allocations, duration and yield curve positioning, and security selection. Top-down considerations include macroeconomic factors such as interest rates, U.S. growth and inflation trends, fiscal and monetary policies, longer-term structural shifts in the economy, regulatory trends, and tail risks (i.e., risks associated with extreme events of relatively low probability, but potentially significant market impact). Bottom-up factors considered may include an instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. In addition, market technicals are typically considered in determining sector allocations and specific security selection. Market technicals include, but are not limited to, bond supply and demand dynamics, liquidity, and trading patterns. Quantitative screening tools may also be considered in determining the fund’s portfolio positioning.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Limited Maturity Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital preservation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in debt instruments.

The fund’s dollar-weighted average effective maturity will normally not exceed five years. In determining an instrument’s effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a call, put, pre-refunding, prepayment or redemption provision, or an adjustable coupon) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

MFS generally invests substantially all of the fund’s assets in investment grade quality debt instruments.

MFS invests the fund’s assets in U.S. securities and U.S. dollar-denominated foreign securities, which may include emerging market securities.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant

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percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of the issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, and labor practices. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

MFS Total Return Bond Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in debt instruments. Debt instruments include corporate bonds, U.S. Government securities, foreign government securities, securitized instruments (including mortgage-backed securities and other asset-backed securities), municipal instruments, and other obligations to repay money borrowed.

MFS primarily invests the fund’s assets in investment grade quality debt instruments, but may also invest the fund's assets in below investment grade quality debt instruments.

MFS may purchase or sell securities for the fund on a when-issued, delayed delivery, or forward commitment basis where payment and delivery take place at a future settlement date, including mortgage-backed securities purchased or sold in the to be announced (TBA) market. When MFS sells securities for the fund on a when-issued, delayed delivery, or forward commitment basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the deliverable securities.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of the issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, and labor practices. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes. In addition, derivative instruments that provide investment exposure to the investments subject to the fund’s 80% policy or to one or more of the market risk factors associated with the fund’s 80% policy may be counted in meeting such policy.

Money Market Fund:

MFS Institutional Money Market Portfolio

Investment Objective

The fund’s investment objective is to seek current income consistent with preservation of capital and liquidity. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets in U.S. dollar-denominated money market instruments and repurchase agreements.

The fund does not seek to maintain a stable share price. In buying and selling investments for the fund, MFS follows U.S. Securities and Exchange Commission rules for money market funds regarding credit quality, diversification, liquidity, and maturity.

The fund is only offered to certain investment companies advised by MFS.

International Equity Funds:

MFS® Blended Research® Emerging Markets Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

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Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments in issuers economically tied to emerging market countries based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the MSCI Emerging Markets Index.

MFS normally invests at least 80% of the fund’s net assets in equity securities of issuers that are tied economically to emerging market countries. Emerging markets are countries determined to have emerging market economies based on factors that demonstrate the country's financial and capital markets are in the development phase, including whether a particular country has a low- to middle-income economy according to the International Bank for Reconstruction and Development (the World Bank), the country’s designation by the International Monetary Fund as an emerging market, or the country's inclusion in an emerging market index. Emerging market countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe. Examples of emerging market countries include, but are not limited to, Argentina, Brazil, Chile, Hungary, India, Indonesia, Mexico, Panama, the People’s Republic of China, Peru, Poland, Saudi Arabia, South Africa, South Korea, Taiwan, and Thailand. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS generally considers the issuer of a security or other investment to be tied economically to emerging market countries if: (i) the security or other investment is issued or guaranteed by the government of an emerging market country or any of its agencies, authorities or instrumentalities; (ii) the issuer is organized under the laws of, and maintains a principal office in, an emerging market country; (iii) the issuer has its principal securities trading market in an emerging market country; (iv) a third party has identified an emerging market country as the issuer’s “country of risk”; (v) the issuer is included in an index which is representative of emerging market countries; (vi) the issuer derives 50% or more of its total revenues from goods sold or services performed in emerging market countries; or (vii) the issuer has 50% or more of its assets in emerging market countries.

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers’ qualitative assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 2% compared to the MSCI Emerging Markets Index. Tracking error generally measures how the differences between the fund's returns and the MSCI Emerging Markets Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to the applicable index. Third-party quantitative risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS® Blended Research® International Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the MSCI All Country World (ex-US) Index.

MFS normally invests at least 80% of the fund’s net assets in equity securities. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS normally invests the fund’s assets primarily in foreign securities, including emerging market securities.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

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MFS Lifetime 2040 Fund

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers' qualitative assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 2% compared to the MSCI All Country World (ex-US) Index. Tracking error generally measures how the differences between the fund's returns and the MSCI All Country World (ex-US) Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to the applicable index. Third-party quantitative risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Emerging Markets Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in equity securities of issuers that are tied economically to emerging market countries. Emerging markets are countries determined to have emerging market economies based on factors that demonstrate the country's financial and capital markets are in the development phase, including whether a particular country has a low- to middle-income economy according to the International Bank for Reconstruction and Development (the World Bank), the country’s designation by the International Monetary Fund as an emerging market, or the country's inclusion in an emerging market index. Emerging market countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS generally considers the issuer of a security or other investment to be tied economically to emerging market countries if: (i) the security or other investment is issued or guaranteed by the government of an emerging market country or any of its agencies, authorities or instrumentalities; (ii) the issuer is organized under the laws of, and maintains a principal office in, an emerging market country; (iii) the issuer has its principal securities trading market in an emerging market country; (iv) a third party has identified an emerging market country as the issuer’s “country of risk”; (v) the issuer is included in an index which is representative of emerging market countries; (vi) the issuer derives 50% or more of its total revenues from goods sold or services performed in emerging market countries; or (vii) the issuer has 50% or more of its assets in emerging market countries.

MFS may also invest the fund’s assets in equity securities of issuers that are not tied economically to emerging market countries.

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS International Growth Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in growth companies. Growth companies are companies that MFS believes have above average earnings growth potential compared to other companies. MFS considers a number of factors when determining a company’s growth potential, including whether (i) the issuer is included in an index that is representative of growth companies; (ii) the issuer is classified as a growth company by an

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independent third party financial data provider; and/or (iii) the issuer exhibits the characteristics of a growth company, considering metrics such as historical and/or projected growth rates relative to the applicable equity market. Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS International Intrinsic Equity Fund

(Formerly, MFS International Intrinsic Value Fund)

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 80% of the fund’s net assets in equity securities. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies. In managing the fund, MFS assesses the intrinsic valuation of issuers by considering the full context of how a company's cash flows are generated. MFS focuses on companies it believes have conservative balance sheets, sustainable competitive advantages, high returns on capital, and/or the ability to weather economic downturns, among other factors. Many of the factors considered by MFS in assessing issuers are qualitative in nature and require subjective judgment and interpretation.

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease currency exposure.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS International New Discovery Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with small to medium capitalizations.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may

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MFS Lifetime 2040 Fund

include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS Research International Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in securities of companies of any size.

In conjunction with a team of investment research analysts, sector leaders select investments for the fund. MFS generally manages the fund to be sector neutral to the MSCI EAFE (Europe, Australasia, Far East) Index using MFS' custom industry and sector categories to classify the fund and the MSCI EAFE (Europe, Australasia, Far East) Index's holdings.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

U.S. Equity Funds:

MFS® Blended Research® Core Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the Standard & Poor's 500 Stock Index.

MFS normally invests at least 80% of the fund’s net assets in equity securities. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers’ qualitative assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 2% compared to the Standard & Poor's 500 Stock Index. Tracking error generally measures how the differences between the fund's returns and the Standard & Poor's 500 Stock Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to the applicable index. Third-party quantitative

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risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS® Blended Research® Growth Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the Russell 1000® Growth Index, which represents the fund's investment universe.

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 80% of the fund’s net assets in equity securities of growth companies. Growth companies are companies that MFS believes have above average earnings growth potential compared to other companies. MFS considers a number of factors when determining a company’s growth potential, including whether (i) the issuer is included in an index that is representative of growth companies; (ii) the issuer is classified as a growth company by an independent third party financial data provider; and/or (iii) the issuer exhibits the characteristics of a growth company, considering metrics such as historical and/or projected growth rates relative to the applicable equity market. Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

The fund is a non-diversified fund. This means that MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers' qualitative assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 2% compared to the Russell 1000® Growth Index. Tracking error generally measures how the differences between the fund's returns and the Russell 1000® Growth Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to an index that represents the fund's investment universe. Third-party quantitative risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS® Blended Research® Mid Cap Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the Russell Midcap® Index, which represents the fund's investment universe.

MFS normally invests at least 80% of the fund’s net assets in equity securities of issuers with medium market capitalizations. MFS defines medium market capitalization companies as issuers that (i) have market capitalizations within the capitalization range of the Russell Midcap® Index over the past 12 months based on the current composition of the index and/or are (ii) classified as a medium capitalization company by an independent third party financial data provider. The market capitalization range of companies considered to have medium capitalizations based on the above criteria will change over time depending on market conditions. For illustrative purposes, as of December 31, 2025, the range of the market capitalizations of the issuers in the Russell Midcap® Index was between approximately $1.3 billion and $101.9 billion, and the fund’s average weighted market capitalization as of that date was $24.5 billion. Equity securities include common stocks, depositary receipts, equity interests in real estate investment trusts (REITs), and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the

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MFS Lifetime 2040 Fund

stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers' qualitative assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 3% compared to the Russell Midcap® Index. Tracking error generally measures how the differences between the fund's returns and the Russell Midcap® Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to an index that represents the fund's investment universe. Third-party quantitative risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS® Blended Research® Small Cap Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the Russell 2000® Index, which represents the fund's investment universe.

MFS normally invests at least 80% of the fund’s net assets in equity securities of issuers with small market capitalizations. MFS defines small market capitalization companies as issuers that (i) have market capitalizations within the capitalization range of the Russell 2000® Index over the past 12 months based on the current composition of the index and/or are (ii) classified as a small capitalization company by an independent third party financial data provider. The maximum market capitalization of companies considered to have small capitalizations based on the above criteria will change over time depending on market conditions. For illustrative purposes, as of December 31, 2025, the range of the market capitalizations of the issuers in the Russell 2000® Index was between approximately $5.0 million and $31.3 billion, and the fund’s average weighted market capitalization as of that date was $5.2 billion. Equity securities include common stocks, depositary receipts, equity interests in real estate investment trusts (REITs), and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers' qualitative

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MFS Lifetime 2040 Fund

assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 3% compared to the Russell 2000® Index. Tracking error generally measures how the differences between the fund's returns and the Russell 2000® Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to an index that represents the fund's investment universe. Third-party quantitative risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS® Blended Research® Value Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the Russell 1000® Value Index, which represents the fund's investment universe.

MFS normally invests at least 80% of the fund’s net assets in equity securities of value companies. Value companies are companies that MFS believes are undervalued compared to their perceived worth in the marketplace. MFS considers a number of factors when determining whether a company is undervalued, including whether (i) the issuer is included in an index which is representative of value companies; (ii) the issuer is classified as a value company by an independent third party financial data provider and/or (iii) the issuer exhibits the characteristics of a value company, considering metrics such as such as price-to-book ratio, price-to-earnings ratio, and dividend yield relative to the applicable equity market. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. Equity securities include common stocks, depositary receipts, equity interests in real estate investment trusts (REITs), and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers’ qualitative assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 2% compared to the Russell 1000® Value Index. Tracking error generally measures how the differences between the fund's returns and the Russell 1000® Value Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to an index that represents the fund's investment universe. Third-party quantitative risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Growth Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in growth companies. Growth companies are companies that MFS believes have above average potential with respect to the rate and duration of earnings growth compared to other companies. MFS considers a number of factors when determining a company’s growth potential, including whether (i) the issuer is included in an index that is representative of growth companies; (ii) the issuer is classified as a growth company by an independent third party financial data provider; and/or (iii) the issuer exhibits the characteristics of a growth company, considering metrics such as historical and/or projected growth rates relative to the applicable equity market. Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

MFS normally invests the fund’s assets primarily in equity securities.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

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MFS Lifetime 2040 Fund

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

The fund is a non-diversified fund. This means that MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Mid Cap Growth Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in growth companies with medium market capitalizations. MFS defines medium market capitalization companies as issuers that (i) have market capitalizations within the capitalization range of the Russell Midcap® Index over the past 12 months based on the current composition of the index and/or are (ii) classified as a medium capitalization company by an independent third party financial data provider. The market capitalization range of companies considered to have medium capitalizations based on the above criteria will change over time depending on market conditions. For illustrative purposes, as of November 30, 2025, the range of the market capitalizations of the issuers in the Russell Midcap® Index was between approximately $956.3 million and $115.7 billion, and the fund’s average weighted market capitalization as of that date was $39.3 billion. Growth companies are companies that MFS believes have above average potential with respect to the rate and duration of earnings growth compared to other companies. MFS considers a number of factors when determining a company’s growth potential, including whether (i) the issuer is included in an index that is representative of growth companies; (ii) the issuer is classified as a growth company by an independent third party; and/or (iii) the issuer exhibits the characteristics of a growth company, considering metrics such as historical and/or projected growth rates relative to the applicable equity market. Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

MFS normally invests the fund’s assets primarily in equity securities.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Mid Cap Value Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in value companies with medium market capitalizations.

MFS defines medium market capitalization companies as issuers that (i) have market capitalizations within the capitalization range of the Russell Midcap® Index over the past 12 months based on the current composition of the index and/or are (ii) classified as a medium capitalization company by an independent third party financial data provider. The market capitalization range of companies considered to have medium capitalizations based on the above criteria will change over time depending on market conditions. For illustrative purposes, as of December 31, 2025, the range of the market capitalizations of the issuers in the Russell Midcap® Index was between approximately $1.3 billion and $101.9 billion, and the fund’s average weighted market capitalization as of that date was $24.4 billion.

Value companies are companies that MFS believes are undervalued compared to their perceived worth in the marketplace. MFS considers a number of factors when determining whether a company is undervalued, including whether (i) the issuer is included in an index which is representative of value companies; (ii) the issuer is classified as a value company by an independent third party financial data provider and/or (iii) the issuer exhibits the characteristics of a value company, considering metrics such as such as price-to-book ratio, price-to-earnings ratio, and dividend yield relative to the applicable equity market. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

MFS normally invests the fund’s assets primarily in equity securities.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

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MFS Lifetime 2040 Fund

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS New Discovery Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with small capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS New Discovery Value Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in value companies. Value companies are companies that MFS believes are undervalued compared to their perceived worth in the marketplace. MFS considers a number of factors when determining whether a company is undervalued, including whether (i) the issuer is included in an index which is representative of value companies; (ii) the issuer is classified as a value company by an independent third party financial data provider and/or (iii) the issuer exhibits the characteristics of a value company, considering metrics such as historical and/or projected price-to-book, price-to-earnings, and price-to-cash flow ratios, enterprise value (the total value of the issuer’s outstanding equity and debt) relative to earnings, and free cash flow yield compared to the applicable equity market and/or to issuers in the same sector or industry. In assessing the relative value of an issuer, MFS may also consider measures of financial quality, such as indicators of profitability (i.e., return on equity and return on invested capital), balance sheet strength (including leverage and interest coverage ratios), and capital allocation discipline. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

MFS normally invests the fund’s assets primarily in equity securities.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with small capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Research Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

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MFS Lifetime 2040 Fund

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in equity securities.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

In conjunction with a team of investment research analysts, sector leaders select investments for the fund. MFS generally manages the fund to be sector neutral to the Standard & Poor's 500 Stock Index using MFS' custom industry and sector categories to classify the fund and the Standard & Poor's 500 Stock Index's holdings.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS Value Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in value companies. Value companies are companies that MFS believes are undervalued compared to their perceived worth in the marketplace. MFS considers a number of factors when determining whether a company is undervalued, including whether (i) the issuer is included in an index which is representative of value companies; (ii) the issuer is classified as a value company by an independent third party and/or (iii) the issuer exhibits the characteristics of a value company, considering metrics such as such as price-to-book ratio, price-to-earnings ratio, and dividend yield relative to the applicable equity market. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

MFS normally invests the fund’s assets primarily in equity securities.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

Non-Traditional Funds:

MFS Commodity Strategy Fund

Investment Objective

The fund’s investment objective is to seek total return. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund’s objective by providing exposure to the commodities markets through investing in commodity-linked derivatives rather than investing directly in commodities. Commodities are economic goods that are typically the product of agriculture, mining, or primary industrial processes. Commodities include, but are not limited to, grains, beef, oil, natural gas, grains, beef, and industrial and precious metals.

MFS expects to gain exposure to the commodities markets by investing in MFS Commodity Strategy Portfolio. MFS Commodity Strategy Portfolio gains exposure to the commodities markets by investing in commodity-linked derivatives such as commodity-linked futures, options, and/or swaps. MFS may invest up to 25% of the fund's assets (at the time of purchase) in MFS Commodity Strategy Portfolio.

MFS Commodity Strategy Portfolio's investments in commodity-linked derivatives are leveraged (i.e., involves investment exposure greater than the amount of the investment). MFS expects the fund's exposure to the commodities markets to be approximately equivalent to investing all of the fund's investments in commodity-linked derivatives on an unleveraged basis.

MFS allocates MFS Commodity Strategy Portfolio's investments in commodity-linked derivatives primarily based on its proprietary quantitative models. Factors considered by the quantitative models may include valuation, momentum, and economic and behavioral data. MFS may also consider current market conditions, its qualitative assessment of the risk/return characteristics of commodities and commodity sectors, and other factors in structuring MFS Commodity Strategy Portfolio's portfolio.

B-15

MFS Lifetime 2040 Fund

MFS normally allocates the MFS Commodity Strategy Portfolio's commodity exposure across different commodities and commodity sectors, but MFS may expose a significant percentage of the MFS Commodity Strategy Portfolio's assets to a particular commodity or commodity sector or a limited number of commodities or commodity sectors.

MFS generally invests substantially all of the fund's assets not invested in MFS Commodity Strategy Portfolio in U.S. and foreign debt instruments. In addition, MFS Commodity Strategy Portfolio may also invest in U.S. and foreign debt instruments. Of the fund’s direct and indirect investments in debt instruments, MFS generally invests substantially all of these investments in investment grade quality debt instruments.

MFS normally invests the fund's direct and indirect investments in debt instruments across different countries and regions, but MFS may invest a significant percentage of the fund's assets in issuers in a single country or region.

In addition to the commodity-linked derivatives used by MFS Commodity Strategy Portfolio as described above, MFS may use other types of derivatives for any investment purpose in managing the fund and/or MFS Commodity Strategy Portfolio. To the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, and swaps.

Some portion of the fund's and MFS Commodity Strategy Portfolio's assets may be held in cash and/or debt instruments due to collateral requirements for the fund's and MFS Commodity Strategy Portfolio's investments in derivatives.

MFS uses an active bottom-up investment approach to buying and selling debt investments for the fund. Debt investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered.

MFS Global Real Estate Fund

Investment Objective

The fund’s investment objective is to seek total return. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in U.S. and foreign real estate-related investments. Real estate-related investments are issuers that are principally engaged in real estate activities and/or providing products and services related to the real estate sector, including (i) real estate investment trusts (REITs); (ii) issuers similar to REITs formed under the laws of non-U.S. countries; (iii) issuers included in an index that is representative of real estate-related investments; (iv) issuers that a third party has given the issuer an industry or sector classification consistent with real estate-related activities; and (v) other issuers that earn at least 50% of their gross revenues or net profits from real estate activities or from products or services related to the real estate sector. Real estate activities include owning, developing, managing, or acting as a broker for real estate. Examples of real estate products or services include building supplies and mortgage servicing.

MFS normally invests the fund’s assets primarily in equity securities.

MFS generally focuses the fund’s investments in equity REITs as well as similar entities formed under the laws of non-U.S. countries, but may also invest the fund’s assets in mortgage REITs, hybrid REITs and other U.S. and foreign real estate-related investments, including emerging market real estate-related investments.

MFS may invest the fund’s assets in real estate-related investments of any size. However, issuers of real estate-related investments tend to have small-to-medium market capitalizations.

MFS normally allocates the fund’s investments across different REIT managers and property types, such as apartments, retail properties, office buildings, hotels, industrial properties, health care facilities, storage facilities, manufactured housing and special use facilities, but may from time to time focus the fund’s investments in any one or a few of these areas.

MFS normally invests the fund's assets across different countries and regions, but MFS may invest a significant percentage of the fund's assets in issuers in a single country or region.

MFS generally invests the fund's assets in at least three different countries and invests a percentage of the fund's net assets in securities of foreign issuers equal to at least the lesser of 40% or the percentage of foreign issuers in the FTSE EPRA Nareit Developed Real Estate Index less 15%.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered in selecting investments for the fund may include an issuer's management ability, cash flows, price/funds from operations ratio, dividend yield and payment history, price/net asset value ratio, market price, and the ability of an issuer to grow from operations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, an issuer's governance structure and practices, social issues such as diversity and labor practices, and environmental issues such as physical and transition risks related to changes in climate.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

B-16

MFS Lifetime 2040 Fund

MFS Lifetime 2040 Fund

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 111 Huntington Avenue, Boston, MA 02199, Attention: Fund Secretary. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate, and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS Lifetime 2040 Fund, the following documents are available free upon request:

Annual/Semiannual Reports and Form N-CSR Filings. The fund’s annual and semiannual shareholder reports and Form N-CSR contain information about the fund’s actual investments. Annual shareholder reports discuss the effect of recent market conditions and investment strategies on the fund’s performance during its last fiscal year. Form N-CSR includes the fund’s annual and semiannual financial statements.

Statement of Additional Information (SAI). The SAI, dated August 28, 2026, as may be amended or supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the SAI, annual/semiannual shareholder reports, fund financial statements, and other information about the fund, including current net asset values per share, and make inquiries about the fund, by contacting:

Internet: mfs.com

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

Telephone: 1-800-225-2606

Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

The fund’s Investment Company Act file number is 811-21780.

HOW TO CONTACT US

Website mfs.com MFS TALK 1-800-637-8255 24 hours a day	Account service and literature Shareholders 1-800-225-2606 Investment professionals 1-800-343-2829 Retirement plan services 1-800-637-1255	Mailing address MFS Service Center, Inc. P.O. Box 219341 Kansas City, MO 64121-9341 Overnight mail MFS Service Center, Inc. Suite 219341 801 Pennsylvania Avenue Kansas City, MO 64105-1307

August 28, 2026

PROSPECTUS

MFS® Lifetime® 2045 Fund

The investment objective of the fund is to seek a high level of total return consistent with its asset allocation until the approximate retirement year in the fund's name; thereafter, the fund will seek total return through a combination of current income and capital appreciation. The asset allocation of the fund will change over time.

CLASS	TICKER SYMBOL
Class A	LTMAX
Class B	LTMBX
Class C	LTMDX
Class I	LTMKX
Class R1	LTMRX
Class R2	LTMSX
Class R3	LTMTX
Class R4	LTMUX
Class R6	LTMLX

The U.S. Securities and Exchange Commission (the SEC) has not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

L45-PRO-082826

MFS Lifetime 2045 Fund

Summary of Key Information

Investment Objective

The fund’s investment objective is to seek a high level of total return consistent with its asset allocation until the approximate retirement year in the fund's name; thereafter, the fund will seek total return through a combination of current income and capital appreciation. The asset allocation of the fund will change over time.

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 16 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):
Share Class	A	B	C	I	R1	R2	R3	R4	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%#	4.00%	1.00%	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Share Class	A	B	C	I	R1	R2	R3	R4	R6
Management Fee	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None	1.00%	0.50%	0.25%	None	None
Other Expenses	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.06%
Acquired (Underlying) Fund Fees and Expenses	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%
Total Annual Fund Operating Expenses	0.99%	1.74%	1.74%	0.74%	1.74%	1.24%	0.99%	0.74%	0.60%
Fee Reductions, Expense Reimbursements and/or MFS Payments[1]	(0.20)%	(0.20)%	(0.20)%	(0.20)%	(0.20)%	(0.20)%	(0.20)%	(0.20)%	(0.20)%
Total Annual Fund Operating Expenses After Fee Reductions, Expense Reimbursements and/or MFS Payments	0.79%	1.54%	1.54%	0.54%	1.54%	1.04%	0.79%	0.54%	0.40%

# This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

1 Massachusetts Financial Services Company (MFS) has agreed in writing to bear the fund's expenses, excluding management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, investment-related expenses, and fees and expenses associated with investments in investment companies and other similar investment vehicles, or make payment to the fund, such that "Other Expenses" do not exceed 0.00% of the class' average daily net assets annually for each of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 shares, and (0.14)% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2027.

2

MFS Lifetime 2045 Fund

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$651	$853	$1,072	$1,701
Class B Shares assuming[1]
redemption at end of period	$557	$829	$1,125	$1,836
no redemption at end of period	$157	$529	$925	$1,836
Class C Shares assuming[1]
redemption at end of period	$257	$529	$925	$1,836
no redemption at end of period	$157	$529	$925	$1,836
Class I Shares	$55	$216	$392	$900
Class R1 Shares	$157	$529	$925	$2,035
Class R2 Shares	$106	$374	$662	$1,482
Class R3 Shares	$81	$295	$528	$1,195
Class R4 Shares	$55	$216	$392	$900
Class R6 Shares	$41	$172	$315	$731

1 Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies

The fund is designed to provide diversification among different asset classes for investors with the approximate retirement year in the fund's name. MFS (Massachusetts Financial Services Company, the fund's investment adviser) invests substantially all of the fund's assets in other MFS mutual funds, referred to as underlying funds.

MFS selects the asset class allocations based on a strategic asset allocation process that takes into account a variety of factors, including historical risk and performance, projected performance, and other factors. MFS’ analyses of projected performance are primarily based on quantitative models using various inputs such as valuation metrics, growth rates, profitability, yields, and inflation. MFS may also consider current market conditions, its qualitative assessment of the risk/return characteristics of asset classes, and other factors in determining these allocations.

MFS employs the strategic asset allocation process described above to determine the amount of the fund's assets invested in (1) underlying funds that invest primarily in equity securities (“Equity Funds”) and underlying funds that provide exposure to less traditional asset classes, currently real estate and commodities (“Non-Traditional Funds”) and (2) underlying funds that invest primarily in debt instruments (“Bond Funds”) and an underlying fund that invests in cash and/or cash equivalents (“Money Market Fund”).

MFS selects the underlying funds within each asset class based on underlying fund classifications, historical risk, historical and projected performance of the represented asset classes, as well as other factors.

Within the Equity Fund allocation, MFS seeks to diversify by geography (by including domestic and international underlying funds, including emerging market underlying funds), in terms of market capitalization (by including large, mid, and small capitalization underlying funds) and by style (by including both growth and value underlying funds). A portion of the fund’s assets is also allocated to Non-Traditional Funds (i.e., asset classes less correlated to the overall equity and debt markets), which MFS believes provides further diversification benefits.

Within the Bond Fund allocation, MFS includes underlying funds with varying degrees of geographic (potentially including emerging market), interest rate and credit exposure, including exposure to below investment grade quality debt instruments. A portion of the fund’s assets may also be allocated to the Money Market Fund.

MFS normally invests the underlying funds’ assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the underlying funds' assets in issuers in a single industry, sector, country, or region.

As of August 1, 2026, the fund’s approximate long-term strategic allocation among asset classes was:

Equity Funds and Non-Traditional Funds	86%
Bond Funds and Money Market Fund	14%

All percentages are rounded to the nearest percent.

MFS may deviate from the long-term strategic allocations set forth above; however, any deviation from the long-term strategic allocation is not expected to be greater than plus or minus 10% under normal market conditions. At no time, however, will the fund’s investments in Equity Funds and Non-Traditional Funds exceed 99%. Additionally, the fund’s allocation to Non-Traditional Funds will not typically exceed 20% of the fund’s assets.

As of August 1, 2026, the fund’s approximate strategic allocation among asset classes was:

Equity Funds and Non-Traditional Funds	86.0%
U.S. Equity Funds	52.6%
International Equity Funds	23.8%
Non-Traditional Funds	9.6%
Bond Funds and Money Market Fund	14.0%
Bond Funds	13.8%
Money Market Fund	0.3%

All percentages are rounded to the nearest tenth of a percent. As a result, the sum of the asset class allocations presented in the table may not total 100%.

The asset class allocations for the fund, as well as the underlying funds and their weightings, are based on an allocation strategy designed for investors with the approximate retirement year in the fund’s name. Investors should also consider their age, personal circumstances, risk tolerance, and overall investment strategy and

3

MFS Lifetime 2045 Fund

allocation. The asset allocation strategy will become increasingly conservative over time, shifting more weight from Equity Funds and Non-Traditional Funds to Bond Funds and the Money Market Fund.

Upon reaching its stated target year, the fund’s allocation strategy will be aligned with the allocation strategy of MFS Lifetime Income Fund. It is expected that the fund will be combined with MFS Lifetime Income Fund within five years of the date that its asset allocation strategy matches the asset allocation strategy of MFS Lifetime Income Fund. MFS Lifetime Income Fund is designed for investors who intend to withdraw assets over an extended period of time or who want an investment with an asset allocation mix similar to MFS Lifetime Income Fund's long-term strategic asset allocation. The chart below illustrates how the asset allocation strategy of the fund will change over time.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund, including near or after the target year. There is no guarantee that the fund will provide income at or through retirement. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Allocation Risk: MFS' assessment of the risk/return potential of asset classes and underlying funds, and the resulting allocation among asset classes and underlying funds, may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Underlying Funds Risk: MFS' strategy of investing in underlying funds exposes the fund to the risks of the underlying funds. Each underlying fund pursues its own investment objective and strategies and may not achieve its objective. In addition to the fees and expenses the fund bears directly, shareholders of the fund will indirectly bear the fees and expenses of the underlying funds.

Investment Selection Risk: MFS' investment analysis, including its assessment of the intrinsic valuation of issuers, its development and use of quantitative models, and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. The quantitative models used by MFS (both proprietary and third-party) may not produce the intended results for a variety of reasons, including the factors used in the models, the weight placed on each factor in the models, changes from the market factors' historical trends, changing sources of market return or market risk, and technical issues in the design, development, implementation, application, and maintenance of the models (e.g., incomplete, stale, or inaccurate data, human error, programming or other software issues, coding errors, and technology failures).

Equity Market Risk/Company Risk: Equity markets are volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general. Certain events can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market. The value of an investment held by the fund may decline due to factors directly related to the issuer.

Growth Company Risk: The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Value Company Risk: The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

Debt Market Risk: Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets or the debt markets generally. Certain events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or segment of a debt market.

Interest Rate Risk: In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities or durations, or that do not pay current interest.

Credit Risk: The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in, or perceptions of, the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. Debt instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could negatively affect the market value and liquidity of a debt instrument.

Below investment grade quality debt instruments (commonly referred to as “high yield securities” or “junk bonds”) can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the

4

MFS Lifetime 2045 Fund

issuer, or the market or economy in general, than higher quality debt instruments.

Prepayment/Extension Risk: Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Inflation-Adjusted Debt Instruments Risk: Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. In addition, inflation-adjusted debt instruments may lose value in the event the actual rate of inflation is different than the rate of the applicable inflation index. If inflation is negative, principal and income can both decline.

Focus Risk: Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions, and the fund's performance will be affected by the conditions in the industries, sectors, countries, and regions to which the fund is exposed. Furthermore, investments in particular industries, sectors, countries, or regions may be more volatile than the broader market as a whole.

Foreign Risk: Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These factors can make foreign investments, especially those tied economically to emerging markets or countries subject to sanctions or the threat of new or modified sanctions, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Emerging Markets Risk: Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.

Currency Risk: The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, and changes in currency exchange rates impact the financial condition of companies or other issuers and may change the value in U.S. dollars of investments denominated in foreign currencies.

Real Estate-Related Investment Risk: The risks of investing in real estate-related securities include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the real estate investment trust (REIT) manager; and other factors. The securities of smaller real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.

Commodity-Related Investments Risk: The value of commodity-related investments may be more volatile than the value of equity securities or debt instruments and may be affected by factors such as changes in overall market movements, commodity index volatility, changes in interest rates, currency fluctuations, geopolitical events, or factors affecting a particular industry or commodity. The price of a commodity-related investment may be affected by demand/supply imbalances in the market for the commodity.

When-Issued, Delayed Delivery, and Forward Commitment Transaction Risk: The purchaser in a when-issued, delayed delivery or forward commitment transaction assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued or delivered as anticipated. When-issued, delayed delivery, and forward commitment transactions can involve leverage. To be announced (TBA) transactions may significantly increase the fund's portfolio turnover rate.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Derivatives can involve leverage.

Leveraging Risk: Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk: Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Liquidity Risk: It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. Purchases of a large number of shares may adversely affect the fund's performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Class A Bar Chart. The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

5

MFS Lifetime 2045 Fund

The total return for the six-month period ended June 30, 2026, was 10.24%. During the period(s) shown in the bar chart, the highest quarterly return was 17.85% (for the calendar quarter ended June 30, 2020) and the lowest quarterly return was (21.19)% (for the calendar quarter ended March 31, 2020).

Performance Table.

Average Annual Total Returns

(For the Periods Ended December 31, 2025)

Share Class	1 YEAR	5 YEARS	10 YEARS
Returns Before Taxes
B Shares	10.54%	7.74%	9.53%
C Shares	13.52%	8.05%	9.53%
I Shares	15.68%	9.12%	10.48%
R1 Shares	14.58%	8.04%	9.36%
R2 Shares	15.12%	8.57%	9.91%
R3 Shares	15.40%	8.86%	10.19%
R4 Shares	15.71%	9.14%	10.47%
R6 Shares	15.89%	9.29%	10.62%
A Shares	8.76%	7.57%	9.54%
Returns After Taxes on Distributions
A Shares	6.66%	5.79%	8.14%
Returns After Taxes on Distributions and Sale of Fund Shares
A Shares	6.20%	5.41%	7.31%
Index Comparisons (Reflects no deduction for fees, expenses, or taxes)
Standard & Poor's 500 Stock Index	17.88%	14.42%	14.82%
MFS Lifetime 2045 Fund Blended Index	19.34%	11.05%	11.17%

As of December 31, 2025, the MFS Lifetime 2045 Fund Blended Index (the Blended Index) consisted of the following indices and weightings: 12.75% Bloomberg U.S. Aggregate Bond Index; 54.42% Standard & Poor's 500 Stock Index; 23.87% MSCI EAFE Index (net div); 4.48% Bloomberg Commodity Index; and 4.48% FTSE EPRA Nareit Developed Real Estate Index (net div). The components and weightings of the Blended Index may have differed during the periods and may differ in the future. The weightings of the Blended Index are designed to change systematically on a preset schedule and will differ over time.

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Benjamin Nastou	2023	Investment Officer and Chief Investment Officer-Quantitative Solutions of MFS
Natalie Shapiro	2018	Investment Officer of MFS
Erich Shigley	2023	Investment Officer of MFS

Purchase and Sale of Fund Shares

You may purchase and redeem shares of the fund each day the New York Stock Exchange (the NYSE) is open for trading. You may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or through MFS Service Center, Inc. (MFSC) by overnight mail (MFSC, Suite 219341, 801 Pennsylvania Avenue, Kansas City, MO 64105-1307), by mail ([Fund Name], P.O. Box 219341, Kansas City, MO 64121-9341), by telephone (1-800-225-2606), or via the Internet at mfs.com (MFS Access).

The fund’s initial and subsequent investment minimums generally are as follows:

Class	Initial Minimum	Subsequent Minimum
Class A, Class B, Class C	None – automatic investment plans and certain asset-based fee programs $25 – employer-sponsored retirement plans $250 – Traditional and Roth IRAs $1,000 – other accounts	$50 – by check and non-systematic written exchange request, and via MFSC telephone representatives None – other purchases
Class I, Class R1, Class R2, Class R3, Class R4, Class R6	None	None

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Purchases of Class R1 and Class R2 shares are closed to new eligible investors. Existing eligible investors can make additional purchases and reinvest distributions in Class R1 and Class R2 shares in any account open. Existing eligible investors may also exchange their Class R1 and Class R2 shares for the same share class of another MFS fund, open new Class R1 and Class R2 share accounts in other MFS funds, or transfer some or all of the shares in their account to another account and such account will be treated as an open account. Subject to the approval of the fund’s Board of

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Trustees, the fund may in the future (i) close purchases of Class R1 and/or Class R2 shares to existing eligible investors; (ii) terminate and liquidate Class R1 and/or Class R2 shares; or (iii) convert Class R1 and/or Class R2 shares to another share class of the fund. Such actions may be undertaken without shareholder approval, but the fund expects to provide shareholders with at least 60 days’ notice before taking any such action.

Taxes

If your shares are held in a taxable account, the fund’s distributions will be taxed to you as ordinary income and/or capital gains. However, if your shares are held in a tax-advantaged account, you will generally be taxed only upon withdrawals from the account unless such an account allows for tax-free withdrawals.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker/dealer or other financial intermediary (such as a bank), the fund, MFS, and/or MFS’ affiliates may pay the financial intermediary for the sale of shares of the fund and/or the servicing of shareholder accounts. These payments may create a conflict of interest by influencing your broker/dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek a high level of total return consistent with its asset allocation until the approximate retirement year in the fund's name; thereafter, the fund will seek total return through a combination of current income and capital appreciation. The asset allocation of the fund will change over time. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

The fund is designed to provide diversification among different asset classes for investors with the approximate retirement year in the fund's name. MFS invests substantially all of the fund's assets in other MFS mutual funds, referred to as underlying funds.

MFS selects the asset class allocations based on a strategic asset allocation process that takes into account a variety of factors, including historical risk and performance, projected performance, and other factors. MFS’ analyses of projected performance are primarily based on quantitative models using various inputs such as valuation metrics, growth rates, profitability, yields, and inflation. MFS may also consider current market conditions, its qualitative assessment of the risk/return characteristics of asset classes, and other factors in determining these allocations.

MFS employs the strategic asset allocation process described above to determine the amount of the fund's assets invested in (1) underlying funds that invest primarily in equity securities (“Equity Funds”) and underlying funds that provide exposure to less traditional asset classes, currently real estate and commodities (“Non-Traditional Funds”) and (2) underlying funds that invest primarily in debt instruments (“Bond Funds”) and an underlying fund that invests in cash and/or cash equivalents (“Money Market Fund”). The asset class allocations provide an initial layer of diversification for the fund.

As of August 1, 2026, the fund’s approximate long-term strategic allocation among asset classes was:

Equity Funds and Non-Traditional Funds	86%
Bond Funds and Money Market Fund	14%

All percentages are rounded to the nearest percent.

MFS may deviate from the long-term strategic allocations set forth above; however, any deviation from the long-term strategic allocation is not expected to be greater than plus or minus 10% under normal market conditions. At no time, however, will the fund’s investments in Equity Funds and Non-Traditional Funds exceed 99%. Additionally, the fund’s allocation to Non-Traditional Funds will not typically exceed 20% of the fund’s assets.

As of August 1, 2026, the fund’s approximate strategic allocation among asset classes was:

Equity Funds and Non-Traditional Funds	86.0%
U.S. Equity Funds	52.6%
International Equity Funds	23.8%
Non-Traditional Funds	9.6%
Bond Funds and Money Market Fund	14.0%
Bond Funds	13.8%
Money Market Fund	0.3%

All percentages are rounded to the nearest tenth of a percent. As a result, the sum of the asset class allocations presented in the table may not total 100%.

MFS selects the underlying funds within each asset class based on underlying fund classifications, historical risk, historical and projected performance of the represented asset classes, as well as other factors. The selection process provides a second layer of diversification within the asset class allocations.

Within the Equity Fund allocation, MFS seeks to diversify by geography (by including domestic and international underlying funds, including emerging market underlying funds), in terms of market capitalization (by including large, mid, and small capitalization underlying funds) and by style (by including both growth and value underlying funds). A portion of the fund’s assets is also allocated to Non-Traditional Funds (i.e., asset classes less correlated to the overall equity and debt markets), which MFS believes provides further diversification benefits.

Within the Bond Fund allocation, MFS includes underlying funds with varying degrees of geographic (potentially including emerging market), interest rate and credit exposure, including exposure to below investment grade quality debt instruments. A portion of the fund’s assets may also be allocated to the Money Market Fund.

MFS normally invests the underlying funds' assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the underlying funds' assets in issuers in a single industry, sector, country, or region.

The asset class allocations for the fund, as well as the underlying funds and their weightings, are based on an allocation strategy designed for investors with the approximate retirement year in the fund's name. An investor should consider the year during which the investor expects to start drawing assets for retirement, which may or may not be the year in which the investor expects to retire. In addition, an investor should consider a number of other factors including the investor's age, how the fund will fit into an overall investment strategy and allocation, and whether the investor is looking for a more aggressive or more conservative allocation.

The asset allocation strategy for the fund will become increasingly conservative over time, shifting more weight from Equity Funds

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and Non-Traditional Funds to Bond Funds and the Money Market Fund. As a result, the fund's allocation strategy will gradually become more aligned with the long-term strategic allocation strategy of MFS Lifetime Income Fund (approximate allocation of 71% in Bond Funds and the Money Market Fund and an approximate allocation of 29% in Equity Funds and Non-Traditional Funds as of August 1, 2026). MFS Lifetime Income Fund is designed for investors who intend to withdraw assets over an extended period of time or who want an investment with an asset allocation mix similar to MFS Lifetime Income Fund's long-term strategic asset allocation. Upon reaching its stated target year, a fund's allocation strategy will be aligned with the allocation strategy of MFS Lifetime Income Fund. It is expected that the Board of Trustees will combine, without a shareholder vote, the fund with MFS Lifetime Income Fund within five years of the date that the fund’s asset allocation strategy matches the asset allocation strategy of MFS Lifetime Income Fund. The chart below illustrates how the asset allocation strategy of the fund will change over time:

Following is the list of underlying funds and their approximate strategic allocation weightings as of August 1, 2026:

Equity Funds and Non-Traditional Funds	86.0%
U.S. Equity Funds:	52.6%
MFS Blended Research Core Equity Fund	4.6%
MFS Blended Research Growth Equity Fund	4.8%
MFS Blended Research Mid Cap Equity Fund	9.4%
MFS Blended Research Small Cap Equity Fund	2.2%
MFS Blended Research Value Equity Fund	5.2%
MFS Growth Fund	4.8%
MFS Mid Cap Growth Fund	4.7%
MFS Mid Cap Value Fund	4.7%
MFS New Discovery Fund	1.1%
MFS New Discovery Value Fund	1.1%
MFS Research Fund	4.6%
MFS Value Fund	5.2%
International Equity Funds:	23.8%
MFS Blended Research Emerging Markets Equity Fund	0.7%
MFS Blended Research International Equity Fund	9.8%
MFS Emerging Markets Equity Fund	0.7%
MFS International Growth Fund	3.0%
MFS International Intrinsic Equity Fund[1]	3.0%
MFS International New Discovery Fund	2.9%
MFS Research International Fund	3.8%
Non-Traditional Funds:	9.6%
MFS Commodity Strategy Fund	4.7%
MFS Global Real Estate Fund	4.9%
Bond Funds and Money Market Fund	14.0%
Bond Funds:	13.8%
MFS Emerging Markets Debt Fund	1.8%
MFS Emerging Markets Debt Local Currency Fund	1.2%
MFS Global Opportunistic Bond Fund	1.8%
MFS High Income Fund	2.3%
MFS Inflation-Adjusted Bond Fund	4.0%
MFS Total Return Bond Fund	2.8%
Money Market Fund:	0.3%
MFS Institutional Money Market Portfolio	0.3%

1 Effective April 30, 2026, the name of MFS International Intrinsic Value Fund changed to MFS

International Intrinsic Equity Fund.

All percentages are rounded to the nearest tenth of a percent. As a result, the sum of the underlying fund allocations in each asset class may not equal the asset class allocations for such asset class, and the asset class and underlying fund allocations presented in the table may not total 100%.

MFS may allocate the fund’s assets among any number of the underlying funds listed in Appendix B of this prospectus at any time. A description of the underlying funds is also set forth in Appendix B of this prospectus. The fund’s underlying fund allocations may vary significantly over time, and the fund may be invested in some but not all of the underlying funds in Appendix B at any time.

Although the underlying funds listed in Appendix B are categorized generally as Equity Funds (U.S. or International), Non-Traditional Funds, Bond Funds or Money Market Fund, many of the underlying funds can invest in a mix of securities (e.g., a U.S. Equity Fund can invest in international stocks, or a Non-Traditional Fund can invest in stocks and/or bonds).

The asset class allocations and the underlying funds and their weightings are not designed to take advantage of short-term market opportunities and have been selected for investment over longer time periods. The asset class allocations and the underlying funds and their weightings may be changed without shareholder approval or notice. The actual weightings can also deviate due to market

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MFS Lifetime 2045 Fund

movements and cash flows. MFS systematically rebalances the fund's investments in the underlying funds to reflect the fund’s current strategic allocations.

Principal Investment Types of the Underlying Funds

The principal investment types in which the underlying funds may invest include:

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, equity interests in REITs, and depositary receipts for such securities.
Debt Instruments: Debt instruments represent obligations of corporations, governments, and other entities to repay money borrowed, or other instruments believed to have debt-like characteristics. The issuer or borrower usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Debt instruments generally trade in the over-the-counter market and can be less liquid than other types of investments, particularly during adverse market and economic conditions. During certain market conditions, debt instruments in some or many segments of the debt market can trade at a negative interest rate (i.e., the price to purchase the debt instrument is more than the present value of expected interest payments and principal due at the maturity of the instrument). Some debt instruments, such as zero coupon bonds or payment-in-kind bonds, do not pay current interest. Other debt instruments, such as certain mortgage-backed securities and other securitized instruments, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

Corporate Debt Instruments: Corporate debt instruments are debt instruments issued by corporations or similar entities.

U.S. Government Securities: U.S. Government securities are debt instruments issued or guaranteed as to the payment of principal and interest by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity, including mortgage-backed securities and other types of securitized instruments issued or guaranteed by such entities. Certain U.S. Government securities are not supported as to the payment of principal and interest by the full faith and credit of the U.S. Treasury or the ability to borrow from the U.S. Treasury. Some U.S. Government securities are supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security.

Foreign Government Securities: Foreign government securities are debt instruments issued, guaranteed, or supported, as to the payment of principal and interest, by foreign governments, foreign government agencies, foreign semi-governmental entities or supranational entities, or debt instruments issued by entities organized and operated for the purpose of restructuring outstanding foreign government securities. Foreign government securities may not be supported as to the payment of principal and interest by the full faith and credit of the foreign government.

Securitized Instruments: Securitized instruments are debt instruments that generally provide payments of principal and interest based on the terms of the instrument and cash flows generated by the underlying assets. Underlying assets include residential and commercial mortgages, debt instruments, loans, leases, and receivables. Securitized instruments are issued by trusts or other special purpose entities that hold the underlying assets. Certain securitized instruments offer multiple classes that differ in terms of their priority to receive principal and/or interest payments under the terms of the instrument. Securitized instruments include mortgage-backed securities, collateralized debt obligations, and other asset-backed securities. Certain mortgage-backed securities are issued on a delayed delivery or forward commitment basis where payment and delivery take place at a future date.

Inflation-Adjusted Debt Instruments: Inflation-adjusted debt instruments are debt instruments whose principal and/or interest are adjusted for inflation. Inflation-adjusted debt instruments issued by the U.S. Treasury pay a fixed rate of interest that is applied to an inflation-adjusted principal amount. The principal amount is adjusted based on changes in the Consumer Price Index. The principal due at maturity is typically equal to the inflation-adjusted principal amount, or to the instrument’s original par value, whichever is greater. Other types of inflation-adjusted debt instruments may use other methods of adjusting for inflation, and other measures of inflation. Other issuers of inflation-adjusted debt instruments include U.S. Government agencies, instrumentalities and sponsored entities, U.S. and foreign corporations, and foreign governments.

Real Estate-Related Investments: Real estate-related investments include REITs, issuers similar to REITs formed under the laws of non-U.S. countries, and other U.S. and foreign issuers that earn at least 50% of their gross revenues or net profits from real estate activities or from products or services related to the real estate sector. Real estate activities include owning, developing, managing, or acting as a broker for real estate. Examples of real estate products or services include building supplies and mortgage servicing. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests. Equity REITs invest most of their assets directly in U.S. or foreign real property, receive most of their income from rents and may also realize gains by selling appreciated property. Mortgage REITs invest most of their assets in real estate mortgages and receive most of their income from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

Commodity-Linked Derivatives: Commodity-linked derivatives are derivatives whose value is based on the value of a commodity, a commodity futures or option contract, a commodity index, or some other indicator that reflects the value of a particular commodity or commodity market or the difference between one or more commodities or commodity markets (“commodity indicator”). Commodity-linked derivatives include futures, options, and swaps.

When-Issued, Delayed Delivery, and Forward Commitment Transactions: When-issued, delayed delivery, and forward commitment transactions, including securities purchased or sold in the TBA market, involve a commitment to purchase or sell a security at a predetermined price or yield at which payment and delivery take place at a scheduled future date after an extended settlement period that is longer than the customary settlement period for the type of security to be purchased or sold in the transaction. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing or selling securities pursuant to one of these transactions, payment for the securities is not required until the delivery date. In the TBA market, mortgage-backed securities are purchased and sold at predetermined prices on a delayed delivery or forward commitment basis with the underlying securities to be announced at a future date.

Derivatives: Derivatives are financial contracts whose value is based on the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, currency, interest rate, credit rating, commodity, volatility measure, or index. Derivatives involve a counterparty to the transaction. Derivatives

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include futures, forward contracts, options, swaps, and certain complex structured securities.

Principal Risks

The yield and share price of the fund will change daily based on the performance of the underlying funds. Underlying fund performance will change daily based on changes in interest rates and market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund, including near or after the target year. There is no guarantee that the fund will provide income at or through retirement. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The significance of any specific risk to an investment in the fund will vary over time depending on the composition of the fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the fund.

The principal risks of investing in the fund are:

Allocation Risk: MFS' assessment of the risk/return potential of asset classes and underlying funds, and the resulting allocation among asset classes and underlying funds, may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Underlying Funds Risk: MFS' strategy of investing in underlying funds exposes the fund to the risks of the underlying funds. Each underlying fund pursues its own investment objective and strategies and may not achieve its objective. In addition to the fees and expenses the fund bears directly, shareholders of the fund will indirectly bear the fees and expenses of the underlying funds.

Investment Selection Risk: MFS' investment analysis, including its assessment of the intrinsic valuation of issuers, its development and use of quantitative models, and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. The quantitative models used by MFS (both proprietary and third-party) may not produce the intended results for a variety of reasons, including the factors used in the models, the weight placed on each factor in the models, changes from the market factors' historical trends, changing sources of market return or market risk, and technical issues or errors in the design, development, implementation, application, and maintenance of the models (e.g., incomplete, stale, or inaccurate data, human error, programming or other software issues, coding errors, and technology failures). In addition, MFS or the fund's other service providers may experience disruptions or operating errors that could negatively impact the fund.

Equity Market Risk: Equity markets are volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general. Different parts of the market and different types of securities can react differently to these conditions. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain changes or events, such as political, social, or economic developments, including political elections, increasing or negative interest rates or the U.S. government's inability at times to agree on a long-term budget and deficit reduction plan (which has in the past resulted and may in the future result in a government shutdown); market closures and/or trading halts; government or regulatory actions, including sanctions, the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; rapid technological developments or widespread adoption of emerging technologies (such as artificial intelligence (AI)); natural disasters; outbreaks of pandemic and epidemic diseases; terrorist attacks; war; and other geopolitical changes or events, can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market.

Company Risk: Changes in the financial condition of a company or other issuer, changes in specific market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, regulatory, geopolitical, environmental, public health, and other conditions can adversely affect the prices of investments. The value of an investment held by the fund may decline due to factors directly related to the issuer, such as competitive pressures, rapid technological developments or widespread adoption of emerging technologies (such as AI) impacting the issuer’s competitive position and making products and/or services obsolete, cybersecurity incidents, financial leverage, historical and/or prospective earnings, management performance, labor and supply shortages, investor perceptions, and other factors. The prices of securities of smaller, less well-known issuers can be more volatile than the prices of securities of larger issuers or the market in general. As certain emerging technologies like AI are used more widely, the profitability and growth of certain fund holdings may be impacted, which could significantly impact the overall performance of a fund. For example, issuers in which a fund invests may use and/or expand the use of AI in their business operations, and the challenges with properly managing its use could result in reputational harm, competitive harm, legal liability, and/or an adverse effect on business operations.

Growth Company Risk: The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Value Company Risk: The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

Debt Market Risk: Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets, or debt markets generally. Certain changes or events, such as political, social, or economic developments, including increasing and negative interest rates or the U.S. government's inability at times to agree on a long-term budget and deficit reduction plan (which has in the past resulted and may in the future result in a government shutdown); market closures and/or trading halts; government or regulatory actions, including sanctions, the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; rapid technological developments or widespread adoption of new technologies (such as AI); natural disasters; outbreaks of pandemic and epidemic diseases; terrorist attacks; war; and other geopolitical changes or events can have a

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MFS Lifetime 2045 Fund

dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or a segment of a debt market.

Interest Rate Risk: The price of a debt instrument typically changes in response to interest rate changes. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Inflationary price movements may cause fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk. Potential future changes in government and/or central bank monetary policy and action may also affect the level of interest rates. Monetary policy measures have in the past, and may in the future, exacerbate risks associated with rising interest rates. Interest rate risk is generally greater for fixed-rate instruments than floating-rate instruments and for instruments with longer maturities or durations, or that do not pay current interest. In addition, short-term and long-term interest rates, and interest rates in different countries, do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. The price of an instrument trading at a negative interest rate responds to interest rate changes like other debt instruments; however, an instrument purchased at a negative interest rate is expected to produce a negative return if held to maturity. Fluctuations in the market price of fixed-rate instruments held by the fund may not affect interest income derived from those instruments, but may nonetheless affect the fund's share price, especially if an instrument has a longer maturity or duration and is therefore more sensitive to changes in interest rates.

Inflation-adjusted debt instruments tend to react to changes in “real” interest rates. “Real” interest rates represent nominal interest rates reduced by the inflation rate.

Credit Risk: The price of a debt instrument depends, in part, on the issuer's or borrower's credit quality or ability to pay principal and interest when due. The price of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest, if the instrument's credit rating is downgraded by a credit rating agency, or based on other changes in, or perceptions of, the financial condition of the issuer or borrower. Debt instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could negatively affect the market value and liquidity of a debt instrument. For certain types of instruments, including derivatives, the price of the instrument depends in part on the credit quality of the counterparty to the transaction. For other types of debt instruments, including mortgage-backed securities and other securitized instruments, the price of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult.

Below investment grade quality debt instruments can involve a substantially greater risk of default or can already be in default, and their values can decline significantly over short periods of time. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and principal. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The market for below investment grade quality debt instruments can be less liquid, especially during periods of recession or general market decline.

Prepayment/Extension Risk: Many types of debt instruments, including mortgage-backed securities, securitized instruments, certain corporate debt instruments, and municipal housing bonds, and certain derivatives, are subject to the risk of prepayment and/or extension. Prepayment occurs when unscheduled payments of principal are made or the instrument is called or redeemed prior to an instrument’s maturity. When interest rates decline, the instrument is called, or for other reasons, these debt instruments may be repaid more quickly than expected. As a result, the holder of the debt instrument may not be able to reinvest the proceeds at the same interest rate or on the same terms, reducing the potential for gain. When interest rates increase or for other reasons, these debt instruments may be repaid more slowly than expected, increasing the potential for loss. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Inflation-Adjusted Debt Instruments Risk: Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. In addition, inflation-adjusted debt instruments may lose value in the event the actual rate of inflation is different than the rate of the applicable inflation index. If inflation is negative, principal and income both can decline. In addition, the measure of inflation used may not correspond to the actual rate of inflation experienced by a particular individual. Inflation-adjusted debt instruments are subject to the risk that the consumer price index or other relevant pricing index may be temporarily unavailable, discontinued, fundamentally altered by government action or otherwise, or substituted with an alternative index, which could adversely affect the fund’s investments and performance.

Focus Risk: Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions. These conditions include business environment changes; economic factors such as fiscal, monetary, and tax policies; inflation and unemployment rates; and government and regulatory changes. The fund's performance will be affected by the conditions in the industries, sectors, countries, and regions to which the fund is exposed. Furthermore, investments in particular industries, sectors, countries, or regions may be more volatile than the broader market as a whole.

Foreign Risk: Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. Political, social, diplomatic, and economic developments, U.S. and foreign government action, or the threat thereof, such as the imposition of currency or capital blockages, controls, or tariffs, economic and trade sanctions or embargoes, security trading suspensions, entering or exiting trade or other intergovernmental agreements, or the expropriation or nationalization of assets in a particular country, can cause dramatic declines in certain or all securities with exposure to that country and other countries. Sanctions, or the threat of sanctions, may cause volatility in regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the fund. In the event of nationalization, expropriation, confiscation or other government action, intervention, or restriction, the fund could lose its entire investment in a particular foreign issuer or country. Civil unrest, geopolitical tensions, armed conflicts, wars, and acts of terrorism are other potential risks that could adversely affect an investment in

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a foreign security or in foreign markets or issuers generally. Economies and financial markets are interconnected, which increases the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions. Less stringent regulatory, accounting, auditing, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries and with respect to certain types of investments, and can be particularly difficult against foreign governments. Changes in currency exchange rates can significantly impact the financial condition of a company or other issuer with exposure to multiple countries as well as affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those tied economically to emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions than the U.S. market. Investments in foreign issuers through depositary receipts generally involve risks applicable to other types of foreign investments. Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market.

Emerging Markets Risk: Investments tied economically to emerging markets, especially frontier markets (emerging markets that are early in their development), can involve additional and greater risks than the risks associated with investments in developed markets. Emerging markets typically have less developed economies and markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, less trading volume, less stringent investor protection and disclosure standards, less reliable settlement practices, greater government involvement in the economy, and greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments than developed countries. Financial and other disclosures by emerging market issuers may be considerably less reliable than disclosures made by issuers in developed markets. In addition, the Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, may not be able to inspect audit work papers in certain emerging market countries. Emerging markets can also be subject to greater political, social, geopolitical, and economic instability and more susceptible to environmental problems. In addition, many emerging market countries with less established health care systems have experienced outbreaks of pandemics or contagious diseases from time to time. These factors can make emerging market investments more volatile and less liquid than investments in developed markets.

Currency Risk: Changes in currency exchange rates can significantly impact the financial condition of a company or other issuer with exposure to multiple countries. In addition, a decline in the value of a foreign currency relative to the U.S. dollar reduces the value of the foreign currency and investments denominated in that currency. In addition, the use of foreign exchange contracts to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. The value of foreign currencies relative to the U.S. dollar fluctuates in response to, among other factors, interest rate changes, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory conditions in the United States or abroad. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other conditions.

Real Estate-Related Investment Risk: The risks of investing in real estate-related investments include certain risks associated with the direct ownership of real estate and the real estate industry in general. Real estate-related investments are affected by general, regional and local economic conditions; difficulties in valuing and disposing of real estate; and fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations, and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the REIT manager; and other factors. The real estate sector is particularly sensitive to economic downturns. During such periods, demand for property may decrease and prices may decline, which could impact the value of real estate-related investments. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts. Mortgage REITs may be affected by default or payment problems relating to underlying mortgages, the quality of credit extended and prepayments of the underlying mortgages. Equity and mortgage REITs could be adversely affected by failure to qualify for the favorable tax treatment available to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. The securities of small real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources. In addition, REITs may have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.

Commodity-Related Investments Risk: The value of commodity-related investments may be more volatile than the value of equity securities or debt instruments and may be affected by factors such as changes in overall market movements, commodity index volatility, changes in interest rates, currency fluctuations, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, geopolitical events, embargoes, tariffs, war, and international economic, political and regulatory developments. The price of a commodity-related investment may be affected by demand/supply imbalances in the market for the commodity or by demand/supply disruptions in major producing regions and changes in transportation, handling, and storage costs and capacity. Certain commodities may be produced in a limited number of states or countries and may be controlled by a small number of producers or groups of producers. As a result, political, economic, and supply-related events in such states and countries could have a disproportionate impact on the prices of such commodities. These imbalances and/or disruptions may be significant due to the length of time required to alter the supply of some commodities in response to changes in demand.

When-Issued, Delayed Delivery, and Forward Commitment Transaction Risk: The purchaser in a when-issued, delayed delivery or forward commitment transaction assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued or delivered as anticipated, and the seller loses the opportunity to benefit if the price of the security rises. When-issued, delayed delivery, and forward commitment transactions, including TBA transactions, can involve leverage.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to, and potentially greater than, the risks of the underlying indicator(s). Gains or losses from derivatives can be

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MFS Lifetime 2045 Fund

substantially greater than the derivatives’ original cost and can sometimes be unlimited. Derivatives can involve leverage. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types used by the fund. If the value of a derivative does not change as expected relative to the value of the market or other indicator to which the derivative is intended to provide exposure, the derivative may not have the effect intended. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Leveraging Risk: Certain transactions and investment strategies can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small change in an underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, including clearing organizations, or a third party responsible for servicing the instrument or effecting the transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction. If a counterparty or third party fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the fund could miss investment opportunities, lose value on its investments, or otherwise hold investments it would prefer to sell, resulting in losses for the fund.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market, or may not have an active trading market due to adverse market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, including trading halts, sanctions, or wars. Investors trying to sell large quantities of a particular investment or type of investment, or lack of market makers or other buyers for a particular investment or type of investment may also adversely affect liquidity. At times, all or a significant portion of a market may not have an active trading market. Without an active trading market, it may be difficult to value, and it may not be possible to sell, these investments and the fund could miss other investment opportunities and hold investments it would prefer to sell, resulting in losses for the fund. In addition, the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs, which could result in dilution of remaining investors' interests in the fund. The prices of illiquid securities may be more volatile than more liquid investments.

Large Shareholder Risk:  From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make (individually or collectively) relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's performance to the extent that the fund may be required to sell securities or invest cash at times it would not otherwise do so. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. The effects of taxable income and/or gains resulting from large redemptions of fund shares would particularly impact non-redeeming shareholders who do not hold their fund shares in a tax-advantaged or tax-exempt vehicle. To the extent that such transactions result in short-term capital gains, such gains will generally be taxed at the ordinary income rate for shareholders who hold fund shares in a taxable vehicle. In addition, a large redemption could result in the fund's current expenses being allocated over a smaller asset base, leading to an increase in the fund's expense ratio. Purchases of a large number of shares may adversely affect the fund's performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would. A number of circumstances may cause the fund to experience large redemptions or purchases, such as changes in the eligibility criteria for the fund or a share class of the fund; liquidations, reorganizations, repositionings, or other announced fund events; or changes in investment objectives, strategies, policies, risks or investment personnel.

Other Investment Strategies and Risks

Active and Frequent Trading: MFS may engage in active and frequent trading in pursuing the fund's principal investment strategies. Frequent trading may increase transaction costs, which can reduce the fund's return. Frequent trading can also increase the possibility of capital gain and ordinary distributions. Frequent trading can also result in the realization of a higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently. Because short-term capital gains are distributed as ordinary income, this would generally increase your tax liability unless you hold your shares through a tax-advantaged or tax-exempt vehicle.

Operational and Cybersecurity Risk: The fund and its service providers, and your ability to transact with the fund, may be negatively impacted due to operational matters arising from, among other issues, human errors, systems and technology disruptions or failures, fraudulent activities, or cybersecurity incidents. Operational issues and cybersecurity incidents may cause the fund or its service providers, as well as securities trading venues and other market participants, to suffer data corruption and/or lose operational functionality, and could, among other things, interfere with the processing of shareholder transactions, impair the ability to calculate the fund's net asset value per share, impede trading of portfolio securities, and result in the theft, misuse, and/or improper release of confidential information relating to the fund or its shareholders. Such operational issues and cybersecurity incidents may result in losses to the fund and its shareholders. Because technology is frequently changing, new ways to carry out cyberattacks continue to develop. In addition, the rapid development and increasingly widespread use of new technologies, including AI such as machine learning technology and generative AI models (AI technologies) could exacerbate these risks. Therefore, there is a chance that certain risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the ability of the fund and its service providers to plan for or respond to a cyberattack. Additionally, the use of AI technologies could impact the market as a whole, including through the use of AI by malicious actors for market manipulation, fraud, and cyberattacks. Information relating to the fund’s investments is delivered electronically, which can give rise to a number of risks, including, but not limited to, the risks that such communications may not be secure and may contain computer viruses or other defects, may not be accurately replicated on other systems, or may be intercepted, deleted or interfered with, without the knowledge of the sender or the intended recipient. Furthermore, geopolitical tensions could increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing.

Temporary Defensive Strategy: In response to adverse market, economic, industry, political, or other conditions, MFS may depart

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MFS Lifetime 2045 Fund

from the fund’s principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks: Information about investment strategies and investment types not described in the prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (SAI).

Management of the Fund

Investment Adviser

MFS, located at 111 Huntington Avenue, Boston, Massachusetts 02199, serves as the investment adviser for the fund. Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

The fund pays no management fee to MFS; however, the underlying funds pay management fees to MFS which are reflected under “Summary of Key Information-Fees and Expenses” above.

MFS has agreed in writing to bear the fund's expenses, excluding management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, investment-related expenses, and fees and expenses associated with investments in investment companies and other similar investment vehicles, or make payment to the fund, such that "Other Expenses" do not exceed 0.00% of the class' average daily net assets annually for each of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 shares, and (0.14)% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2027. During the term of this agreement, Class R6 shares will receive payments from MFS in excess of its "Other Expenses" in an amount equal to at least 0.14% of the class' average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement is available in the fund’s Form N-CSR filed with the SEC for the period ended October 31, 2025, and in the related financial statements posted online at funds.mfs.com.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $643 billion as of June 30, 2026.

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is available to you at mfs.com/openendfunds by selecting the fund's name:

Information	Approximate Date of Posting
Fund’s top 10 holdings as of each month’s end	11 days after month end
Fund’s top 10 equity holdings as of each month's end	11 days after month end
Fund's top 10 fixed income holdings as of each month's end	11 days after month end
Fund’s holdings of underlying MFS funds as of each month’s end	11 days after month end

Top 10 holdings, top 10 equity holdings, and top 10 fixed income holdings are aggregated disclosed holdings of the underlying MFS funds. Top 10 holdings exclude cash, cash equivalents, short-term investments, currency derivatives, and the cash portion of other derivatives.

Full holdings of the underlying MFS funds in which the fund invests are available 19 days after month end or 24 days after month end (depending on the underlying fund). The most recently disclosed full holdings of the underlying MFS funds are available by selecting an underlying fund’s name under “MFS Fund Holdings (%)” on the fund’s Website at mfs.com. For purposes of full holdings, cash, cash equivalents, and short-term investments are aggregated and currency derivatives and the cash portion of other derivatives are aggregated.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on mfs.com until at least the date on which the fund files a Form N-CSR or Form N-PORT for the period that includes the date as of which the mfs.com information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Benjamin Nastou	Portfolio Manager, General Oversight of a Team of Investment Professionals	Employed in the investment area of MFS since 2001
Natalie Shapiro	Portfolio Manager, General Oversight of a Team of Investment Professionals	Employed in the investment area of MFS since 1997
Erich Shigley	Portfolio Manager, General Oversight of a Team of Investment Professionals	Employed in the investment area of MFS since 2013

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor

MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides dividend and distribution disbursing and transfer

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MFS Lifetime 2045 Fund

agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for payments made to service providers that provide certain sub-accounting and other shareholder services (shareholder servicing payments) and its out-of-pocket expenses. No shareholder servicing payments are made for Class R6 shares.

Description of Share Classes

The fund offers Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, Class R4, and Class R6 shares through this prospectus. All classes of the fund have the same investment objective and investments, but each class has its own sales charge and expense structure. Your financial intermediary may also charge you additional fees, commissions, or other charges. You should consult with your financial intermediary to help you determine which class is most appropriate for you.

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Purchases of Class R1 and Class R2 shares are closed to new eligible investors. Existing eligible investors can make additional purchases and reinvest distributions in Class R1 and Class R2 shares in any account open. Existing eligible investors may also exchange their Class R1 and Class R2 shares for the same share class of another MFS fund, open new Class R1 and Class R2 share accounts in other MFS funds, or transfer some or all of the shares in their account to another account and such account will be treated as an open account. Subject to the approval of the fund’s Board of Trustees, the fund may in the future (i) close purchases of Class R1 and/or Class R2 shares to existing eligible investors; (ii) terminate and liquidate Class R1 and/or Class R2 shares; or (iii) convert Class R1 and/or Class R2 shares to another share class of the fund. Such actions may be undertaken without shareholder approval, but the fund expects to provide shareholders with at least 60 days’ notice before taking any such action.

Share Class Eligibility

Your financial intermediary is responsible for determining if you meet any share class eligibility requirements. MFS does not generally monitor any share class eligibility requirements.

Class A, Class B, and Class C shares do not have any share class eligibility requirements.

Class I shares generally are available only to the following eligible investors:

• certain retirement plans established for the benefit of employees and former employees of MFS or its affiliates;

• defined benefit retirement plans, endowments, or foundations;

• bank trust departments or law firms acting as trustee or manager for trust accounts;

• investors who purchase shares through asset-based fee programs available through financial intermediaries;

• employees and former employees of MFS and its subsidiaries who were employed by MFS or its subsidiaries on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons' spouses or legal equivalents under applicable state law; and

• trustees and former trustees of any investment company for which MFD serves as a distributor and who served as trustee on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons' spouses or legal equivalents under applicable state law.

Class I shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class I shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class I shares through such programs. In addition, Class I shares are available to investors whose Class A, Class B, or Class C shares have been converted to Class I shares as a result of no financial intermediary being specified on the investor's account. (Please see "Conversion Among Share Classes" below.)

Class R1, Class R2, Class R3, and Class R4 shares generally are available only to eligible retirement plans (401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level (“Employer Retirement Plans”)), and health savings accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the fund at an omnibus level.

Class R1, Class R2, Class R3, and Class R4 shares generally are not available to traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, salary reduction only 403(b) plans, and Section 529 tuition plans.

Class R6 shares generally are available only to the following eligible investors:

• Employer Retirement Plans;

• health savings accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the fund at an omnibus level;

• investment companies distributed by MFD;

• endowments and foundations, local, city and state agencies (or entities acting on their behalf), corporations and other institutional investors;

• funded welfare benefit plans (e.g., Voluntary Employees' Beneficiary Association (VEBA) and Other Post-Employment Benefits (OPEB) plans);

• unaffiliated registered investment companies;

• collective investment trusts;

• investors who purchase shares through asset-based fee programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs;

• Section 529 tuition plans that have entered into an agreement with MFD to purchase Class R6 shares; and

• MFS Development Funds, LLC, pooled investment vehicles established by MFS for the purpose of establishing a performance record to enable MFS and its subsidiaries to offer such vehicle’s investment style to clients.

Class R6 shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class R6 shares and investors who purchase shares through

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MFS Lifetime 2045 Fund

brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs.

Conversion Among Share Classes

If you hold Class B shares for approximately eight years, they will convert to Class A shares of the fund. For purposes of calculating the conversion date, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.

All Class B shares you acquire through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any Class B shares in your account convert to Class A shares, a proportionate number of the Class B shares in the sub-account will also convert to Class A shares.

For shareholders invested in Class B shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period. The automatic conversion of Class B shares to Class A shares will not apply to shares held through financial intermediaries that do not track the length of time that a shareholder has held such shares. Please consult your financial intermediary for more information.

If you hold Class C shares for approximately eight years, they will convert to Class A shares of the fund. For purposes of calculating the conversion date, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.

All Class C shares you acquire through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any Class C shares in your account convert to Class A shares, a proportionate number of the Class C shares in the sub-account will also convert to Class A shares.

For shareholders invested in Class C shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period. The automatic conversion of Class C shares to Class A shares will not apply to shares held through financial intermediaries that do not track the length of time that a shareholder has held such shares. In addition, for shareholders invested in Class C shares through a financial intermediary, Class C shares may be automatically exchanged for Class A shares of the fund under the policies of the financial intermediary, as described in Appendix A of this prospectus.  It is solely the responsibility of the respective financial intermediary to administer and support such transactions. Please consult your financial intermediary for more information.

Class C shareholders of the fund may be able to convert their shares to Class A shares of the fund if their financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD. Class C shareholders also may be able to convert their Class C shares not subject to a CDSC to Class I shares of the fund if they satisfy eligibility requirements of Class I shares.

Shareholders may be able to convert between Class A shares and Class I shares of the fund if they satisfy eligibility requirements for the other class, if any. Class I shareholders may be able to convert their Class I shares to Class R6 shares of the fund if they satisfy eligibility requirements of Class R6 shares.

Class A, Class B, or Class C shares in an account held directly with MFSC for which no financial intermediary is specified will be periodically converted to Class I shares as authorized by MFD. If your Class A, Class B, or Class C shares are converted to Class I shares pursuant to this conversion feature, all future purchases in your account will be invested in Class I shares. Shareholders will generally be provided with written notice at least 30 days prior to a conversion of their Class A, Class B, or Class C shares to Class I shares.

If a shareholder converts from one share class to another share class of the fund, as described above, the transaction will be based on the respective net asset value of each class as of the trade date for the conversion. Consequently, the converting shareholder may receive fewer shares or more shares than originally owned, depending on that day’s net asset values. The total value of the initially held shares, however, will equal the total value of the converted shares received. A conversion between share classes in the same fund, as described above, is a nontaxable event for U.S. federal income tax purposes.

Sales Charges and Waivers and Reductions

You may be subject to an initial sales charge when you purchase Class A shares, or a CDSC when you redeem Class A, Class B, or Class C shares. These sales charges are paid to MFD.

You may qualify for a sales charge waiver or reduction when you purchase or redeem shares. The waivers or reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction. Further details regarding these waivers and reductions are provided in Appendix A of this prospectus. It is your responsibility to inform your financial intermediary or MFSC upon purchasing fund shares of your eligibility for a sales charge waiver or reduction. Waivers or reductions may be eliminated, modified, and added at any time without providing advance notice to shareholders.

Class A Shares. You may purchase Class A shares at the offering price (which includes the applicable initial sales charge).

The amount of the initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest, as follows:

	INITIAL SALES CHARGE AS PERCENTAGE OF:
Amount of Purchase	GROSS PURCHASE AMOUNT (OFFERING PRICE*)	NET AMOUNT INVESTED
Less than $50,000	5.75%	6.10%
$50,000 but less than $100,000	4.75%	4.99%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.75%	2.83%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 or more	None	None

* Offering price is calculated by dividing the net asset value of a share by the difference between 1 and the initial sales charge percentage. Because the offering price is rounded to two decimal places, actual sales charges you pay may be more or less than those calculated using these percentages.

You may purchase Class A shares without an initial sales charge when you invest $1 million or more in Class A shares. However, for purchasers other than Employer Retirement Plans, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 18 months of purchase.

Purchases of the fund and exchanges out of the fund are subject to the MFS funds’ policies concerning disruptive trading practices.

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MFS Lifetime 2045 Fund

This includes exchanges out of the fund within a short period of time after purchase for the purpose of avoiding a higher initial sales charge on the MFS fund into which you exchange. The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order believed to represent frequent or other disruptive trading. In such situations, the MFS funds may prohibit future purchases from you and/or the financial intermediary associated with your account. See “How to Purchase, Redeem, and Exchange Shares—Disruptive Trading” for more information regarding MFS funds’ policies concerning disruptive trading practices.

Class B Shares. Class B shares are not subject to an initial sales charge, but if you redeem your shares within the first six years after purchase, you may be subject to a CDSC (declining from 4% during the first year to 0% after six years).

The CDSC is imposed according to the following schedule:

Year of redemption after purchase	1st	2nd	3rd	4th	5th	6th	7th
Contingent deferred sales charge	4%	4%	3%	3%	2%	1%	0%

Class C Shares. You may purchase Class C shares at net asset value without an initial sales charge. However, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 12 months of your purchase.

Class I Shares. Eligible investors may purchase Class I shares at net asset value without an initial sales charge or a CDSC upon redemption.

Class R1, Class R2, Class R3, Class R4, and Class R6 Shares. Eligible investors may purchase Class R1, Class R2, Class R3, Class R4, and Class R6 shares at net asset value without an initial sales charge or a CDSC upon redemption.

Calculation Of CDSC. As discussed above, certain investments in Class A, Class B, and Class C shares are subject to a CDSC. For purposes of calculating the CDSC, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the CDSC, if you sell only some of your shares, shares not subject to a CDSC are sold first, followed by shares held the longest.

Shares acquired through reinvestment of distributions are not subject to a CDSC.

Distribution and Service Fees

The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Distribution Plan”). Under the Distribution Plan, the fund pays distribution and/or service fees to MFD to support the sale and distribution of Class A, Class B, Class C, Class R1, Class R2, and Class R3 shares, and/or shareholder servicing and account maintenance activities. These distribution and/or service fees equal on an annual basis up to the following maximum percentages of average daily net assets of the class:

CLASS	MAXIMUM DISTRIBUTION FEE	MAXIMUM SERVICE FEE	MAXIMUM TOTAL DISTRIBUTION AND SERVICE FEE
Class A	0.00%	0.25%	0.25%
Class B	0.75%	0.25%	1.00%
Class C	0.75%	0.25%	1.00%
Class R1	0.75%	0.25%	1.00%
Class R2	0.25%	0.25%	0.50%
Class R3	0.00%	0.25%	0.25%

These fees are paid out of fund assets of the applicable class of shares. Because these fees are an ongoing expense of the fund, they increase the cost of your investment over time and may cost you more than other types of sales charges.

MFD has voluntarily agreed to rebate to the class a portion of such class' 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to seed money of MFS or an affiliate.

The fund has not adopted a Rule 12b-1 plan with respect to its Class I, Class R4, or Class R6 shares.

Financial Intermediary Compensation

The term "financial intermediary" refers to any broker/dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, third-party administrator, insurance company, consultant, and any other institution having a selling, administration, or any similar agreement with MFD, MFS, or any of their affiliates.

Financial intermediaries receive various forms of compensation in connection with the sale of shares of a fund and/or the servicing of shareholder accounts. Financial intermediaries receive such compensation (i) in the form of up-front commissions and ongoing asset-based compensation paid by MFD based on sales charges received and expected to be received by MFD from shareholders and Distribution Plan distribution and service payments received by MFD from the fund, (ii) in the form of shareholder servicing payments paid by an affiliate of MFD based on the receipt of such payments by MFD or its affiliates from the fund, and/or (iii) in the form of payments paid by MFD from MFD’s own additional resources, which may be made to the financial intermediary or its affiliate.

Financial intermediaries receive up-front commissions of up to the following percentage amount(s) for sales of the following share class(es):

SHARE CLASS	UP FRONT COMMISSION AS A PERCENTAGE OF OFFERING PRICE
Class A	5.75%
Class B	3.75%
Class C	1.00%

In addition, certain financial intermediaries receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to participate in MFD’s promotional efforts and/or in recognition of their marketing support, administrative services, and/or transaction processing support, which may be made to the financial intermediary or its affiliate. This compensation from MFD is not reflected in the "Fees and Expenses" table in the fund's prospectus. MFD compensates financial intermediaries based on factors including, but not limited to, the distribution potential of the financial intermediary, the types of products and programs offered by the financial intermediary, eligibility for placement on the financial intermediary's preferred or recommended list, the financial and contractual terms with the financial intermediary, the level and/or type of marketing and administrative support provided by the financial intermediary, and the quality of the overall relationship

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MFS Lifetime 2045 Fund

with the financial intermediary. Additionally, MFD normally considers factors such as the level of assets attributable to the financial intermediary, the level of redemptions by the financial intermediary, the level of access to the financial intermediary's representatives and management, the ability to educate the representatives of the financial intermediary about the MFS funds, and the number of representatives of the financial intermediary potentially utilizing the MFS funds with their clients.

MFD makes these additional payments to financial intermediaries for marketing support and administrative services with respect to fund shares sold or held through the financial intermediary's distribution network and/or through programs such as retirement programs, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. MFD also makes payments to certain financial intermediaries to help offset the costs associated with client account maintenance support, statement preparation, and transaction processing. To the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and other applicable laws and regulations, MFD makes other payments or allows other promotional incentives or payments to financial intermediaries.

The types of payments described above are not exclusive and such payments can be significant to the financial intermediary. In addition, the compensation that financial intermediaries receive may vary by class of shares sold and among financial intermediaries. Depending upon the arrangements in place at any particular time, financial intermediaries may have a financial incentive to recommend a particular fund or share class when a less expensive option with the same or similar characteristics is available or to recommend MFS funds instead of other funds that generate less or no compensation for the financial intermediary. Likewise, such compensation could create incentives for the financial intermediary to hold an investment longer than might be appropriate, or conversely, to make more frequent exchanges or other transactions than might be necessary.

You can find further details in the SAI about the payments made by MFD and its affiliates and the services provided by financial intermediaries. Financial intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You should ask your financial intermediary for information about any payments it receives from MFD and its affiliates and any services it provides, as well as about fees and/or commissions it charges you. Financial intermediaries that sell fund shares may also act as a broker/dealer in connection with an MFS fund's purchase or sale of portfolio securities. However, the fund and MFS do not consider financial intermediaries’ sales of shares of an MFS fund as a factor when choosing broker/dealers to effect portfolio transactions for the MFS funds.

How To Purchase, Redeem, and Exchange Shares

You may purchase, redeem, and exchange shares of the fund in the manner described below. The fund is generally only available to U.S. residents with a valid U.S. tax identification number (and to certain other qualified investors). If you buy or sell shares of the fund through a retirement account, Section 529 tuition plan, or financial intermediary, the procedures for buying, selling, and exchanging shares of the fund and the features, policies, and fees may differ from those discussed in this prospectus. Investment minimums may be waived or reduced for certain types of investors and investments and your financial intermediary may have additional minimums.

How to Purchase Shares

Your shares will be bought at the offering price (the net asset value per share plus any applicable initial sales charge) next calculated after your purchase order is received in proper form. Your financial intermediary is responsible for transmitting your purchase order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any purchase order that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of purchase; contact MFSC if you have questions about your particular circumstances. Certain restrictions apply to the use of a transfer on death registration. You or your financial intermediary should contact MFSC to obtain a Transfer on Death registration form and for information regarding MFSC’s other requirements for transfer on death registrations. If payment for a purchase order is not received by the time required under applicable law, your purchase order may be cancelled and your financial intermediary could be liable for any costs or losses.

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders. The fund may stop offering shares completely, or may offer shares only on a limited basis, for a period of time or permanently.

The fund is required by law to obtain from you certain information that will be used to verify the identity of the account owner. If you do not provide the information, the fund will not be able to open your account. The fund must also take certain steps to verify that the account information you provide is correct.

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Purchases of Class R1 and Class R2 shares are closed to new eligible investors. Existing eligible investors can make additional purchases and reinvest distributions in Class R1 and Class R2 shares in any account open. Existing eligible investors may also exchange their Class R1 and Class R2 shares for the same share class of another MFS fund, open new Class R1 and Class R2 share accounts in other MFS funds, or transfer some or all of the shares in their account to another account and such account will be treated as an open account. Subject to the approval of the fund’s Board of Trustees, the fund may in the future (i) close purchases of Class R1 and/or Class R2 shares to existing eligible investors; (ii) terminate and liquidate Class R1 and/or Class R2 shares; or (iii) convert Class R1 and/or Class R2 shares to another share class of the fund. Such actions may be undertaken without shareholder approval, but the fund expects to provide shareholders with at least 60 days’ notice before taking any such action.

Class A, Class B, and Class C Shares. You can establish an account by having your financial intermediary process your purchase or by contacting MFSC directly.

Purchases of Class B shares are subject to a total account value limitation at the time of purchase of $99,999, and purchases of Class C shares are subject to a total account value limitation at the time of purchase of $999,999. If your existing accounts for all share classes held with the MFS funds have a total value equal to $99,999 for Class B share purchases or $999,999 for Class C share purchases, you will not be able to purchase Class B or Class C shares, as applicable. For the purpose of determining your total account value, existing accounts for all share classes held with the MFS funds that are linked under a Letter of Intent or Right of Accumulation will be included.

The fund or its agents may at their discretion accept a purchase request for Class B shares or Class C shares that would otherwise exceed the total account value limitation of $99,999 and $999,999,

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MFS Lifetime 2045 Fund

respectively, under certain circumstances, including purchases by certain types of group or sponsored retirement plans.

Class I Shares. You can establish an account through your MFD representative, by having your financial intermediary process your purchase, or by contacting MFSC directly.

Class R1, Class R2, Class R3, Class R4, and Class R6 Shares. You can establish an account through your financial intermediary or by contacting MFSC directly. For Class R6 investors, you can also establish your account through your MFD representative.

Additional Purchases

You may purchase additional shares through your financial intermediary or MFSC.

Additional Purchases Directly Through MFSC.

• Mail. You may purchase additional shares by mailing a check with your investment instructions to MFSC.

• Telephone. You may purchase additional shares by phone from your pre-designated bank account. You must elect this privilege on your account application or service application. Purchases via telephone are not available for certain types of accounts.

• Internet. You may purchase additional shares from a pre-designated bank account via the Internet at mfs.com (MFS Access). You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Purchases via the Internet are not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares, and certain types of accounts.

• Wire. To purchase additional shares by wire, call MFSC for instructions.

• Automatic Investment Plan. You may purchase additional shares by automatically investing a designated amount from your checking or savings account on any day of the month. You must elect this privilege on your account application or service application.

Additional Purchases Through Your Financial Intermediary. You can have your financial intermediary purchase shares on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

How to Redeem Shares

Your shares will be sold at the net asset value per share next calculated after your redemption order is received in proper form, minus any applicable CDSC and/or other fees. Your financial intermediary is responsible for transmitting your redemption order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any redemption request that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of redemption; contact MFSC if you have questions about your particular circumstances.

In certain circumstances, you will need to have your signature guaranteed and/or submit additional documentation to redeem your shares. In general, no signature guarantee is required for a redemption order for up to $100,000 that is signed by all owners or fiduciaries identified in the account registration, paid as registered, and mailed to the address of record. However, if you have changed your address of record within 30 days of your redemption order, a Medallion signature guarantee will generally be required. A Medallion signature guarantee will also generally be required if you want to send your redemption proceeds to a pre-designated bank account that was added or changed on your account within 30 days of your redemption order.

The fund typically processes your redemption proceeds, after your request is received in proper form, by the end of the next business day for payment by wire and payment processed through DTCC's Defined Contribution Clearance & Settlement System or Fund/SERV system (financial intermediaries can choose to have payments processed through the Fund/SERV system by the end of the second business day instead of the next business day), and by the end of the second business day for payment by check and Automated Clearing House. However, the fund may delay processing your redemption request for up to seven days. Under unusual circumstances, such as when the NYSE is closed, trading on the NYSE is restricted, or as permitted by the SEC, the fund may suspend redemptions or postpone payment for more than seven days.

If you recently purchased shares and subsequently request a redemption, redemption proceeds (other than in an exchange) for the shares you recently purchased will generally be delayed until money from such purchases sufficient to cover your redemption has been received and collected. Receiving and collecting payment can take up to seven business days after a purchase. You can avoid this delay by purchasing shares by wire transfer.

The fund typically expects to meet redemption requests by holding cash and/or cash equivalents, selling investments, and using overdraft provisions or lines of credit. The fund may also meet redemption requests by redeeming shares in kind for large redemptions or during stressed market conditions. If, during any 90-day period, you redeem shares in an amount greater than the lesser of $250,000 or 1% of fund net assets, and if MFS determines it to be feasible and appropriate, the fund may pay the redemption amount above such threshold by a distribution in kind of portfolio securities (redemption in kind). In the event that the fund makes a redemption in kind, you should expect to incur brokerage and other transaction charges when converting the securities to cash, and the securities will likely increase or decrease in value before you sell them.

You may redeem your shares either by having your financial intermediary process your redemption or by contacting MFSC directly.

Redeeming Directly Through MFSC.

• Mail. To redeem shares by mail, you can send a letter, or the applicable redemption form, to MFSC with the name of the fund, your account number, and the number of shares or dollar amount to be redeemed. MFSC currently charges a fee to send your proceeds via overnight mail.

• Telephone. If a signature guarantee is not required, you can call MFSC to have shares redeemed from your account and proceeds mailed to the address of record on the account. MFSC currently charges a fee to send your proceeds via overnight mail. You can also call MFSC to have shares redeemed from your account and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application if you wish to have proceeds sent to your bank account. Telephone redemptions are not available for certain types of accounts.

• Internet. If a signature guarantee is not required, you can have shares redeemed from your account via the Internet at mfs.com (MFS Access) and the proceeds

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MFS Lifetime 2045 Fund

mailed to the address of record on the account. You can also have shares redeemed from your account via MFS Access and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Redemptions via the Internet are not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares, and certain types of accounts.

• Systematic Withdrawal Plan (not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares). If you have a balance of at least $5,000 in your account in the fund, you may elect to automatically receive (or designate someone else to receive) regular periodic payments (of at least $50 if by check) through an automatic redemption of such classes. The fund may terminate any Systematic Withdrawal Plan for an account if the value of the account falls below $5,000 as a result of share redemptions (other than as a result of a Systematic Withdrawal Plan). Please contact MFSC or your financial intermediary for details.

Redeeming Through Your Financial Intermediary. You can have your financial intermediary process a redemption on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

Signature Guarantee/Additional Documentation. If a Medallion signature guarantee is required, your signature may be guaranteed by an eligible bank, broker/dealer, credit union, national securities exchange, registered securities association, clearing agency, or savings association that participates in a Medallion program recognized by the Securities Transfer Association. MFSC may require additional documentation for certain types of registrations and under certain circumstances. Signature guarantees and this additional documentation shall be accepted in accordance with policies established by MFSC, and MFSC may, at its discretion, change and make certain exceptions to these requirements. Please contact MFSC with any questions and for the requirements for your particular situation.

Share Certificates. If certificates are outstanding for your shares, you may only redeem such shares by mailing the certificates to MFSC. Telephone, electronic, and systematic withdrawal plan redemptions and checkwriting are not available if certificates are outstanding for your shares.

Involuntary Redemptions. Because it is costly to maintain small accounts, the MFS funds have reserved the right to redeem your Class A, Class B, Class C, or Class I shares without your permission when your account contains less than $500 for any reason, including market fluctuation. Before the fund makes such a redemption, you will be notified and given 60 days to increase your investment to at least $500. Certain accounts are not subject to these provisions. Any applicable CDSC will be waived for shares redeemed due to the small size of a shareholder's account.

In addition, the MFS funds have reserved the right to redeem your shares without your permission in cases of threatening conduct or suspicious, fraudulent, or illegal activity. Any applicable CDSC will be assessed upon redemption of your shares.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund.

Exchange Privilege. You can exchange your shares for shares of the same class, if available, of most other MFS funds at their respective net asset values by having your financial intermediary process your exchange request or by contacting MFSC directly.

You can exchange your Class A shares and your Class I shares for shares of MFS U.S. Government Money Market Fund, if available, according to the terms of such fund’s prospectus.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC.

You should read the prospectus of the MFS fund into which you are exchanging and consider the differences in investment objectives, policies, and risks, and in fees and expenses, before making an exchange. The exchange privilege may be changed or discontinued at any time, and all exchanges are subject to certain limitations and the MFS funds’ policies concerning disruptive trading practices, which are designed to protect the funds and their shareholders from the harmful effects of frequent trading. No more than ten exchanges may be made in any one exchange request by telephone.

The MFS funds allow certain financial intermediaries to place exchange orders on behalf of a group of their discretionary investment advisory clients (“group exchange orders”). As with any exchange request, the funds and their agents reserve the right to reject any group exchange order, and the funds’ agents will generally reject any group exchange order received by the funds or their agents after 1 p.m., Eastern time. In addition, MFD has agreements with certain financial intermediaries which set forth the terms and conditions under which group exchange orders may be placed by these financial intermediaries. These conditions may be more restrictive than those applicable to individual exchange orders, and may include the requirement to provide the funds or their agents with advance notice of group exchange orders.

Automatic Exchange Plan (not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares). If you have a balance of at least $2,000 in your account in the fund, you may participate in the automatic exchange plan, a dollar-cost averaging program. This plan permits you to make automatic periodic exchanges from your account in the fund for shares of the same class of other MFS funds. Exchanges will generally be made at net asset value without any sales charges; however, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares.

Disruptive Trading

General Purchase and Exchange Limitation Policy. The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In the event that MFSC rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC's judgment, in consultation with MFS, as appropriate, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

Disruptive Trading Risks. To the extent that the MFS funds or their agents are unable to curtail disruptive trading practices in a fund (e.g., disruptive frequent trading) or to the extent there are large or frequent redemptions in a fund, these purchases and/or redemptions can interfere with the efficient management of the fund's portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

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MFS Lifetime 2045 Fund

Frequent Trading. The fund is not intended to serve as a vehicle for frequent trading. The Board of Trustees of the fund has adopted the purchase and exchange limitation policy described below, which it believes is reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce this policy, subject to oversight by the Board of Trustees. The fund may alter its policies at any time without notice to shareholders.

MFSC will generally restrict, reject or cancel purchase and exchange orders into the fund if MFSC determines that an accountholder has made two exchanges, each in an amount of $25,000 or more, out of an account in the fund during a calendar quarter (“two exchange limit”). This policy does not apply to Section 529 tuition plans and MFS money market funds, or to exchanges initiated by a retirement plan trustee or sponsor rather than by a plan participant, and other similar non-discretionary exchanges (e.g., in connection with fund mergers/acquisitions/liquidations). MFSC may make exceptions to this policy if, in its judgment, the transaction does not represent frequent trading activity, such as purchases made through systematic purchase plans (but not systematic exchange plans), payroll contributions, or distribution investment programs. In applying this policy, MFSC considers the information available to it at the time and reserves the right to consider trading effected through multiple accounts that are under common ownership, control, or influence to be trading out of a single account.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the accountholder (e.g., an accountholder who on the same day exchanges $26,000 from the fund into two other MFS funds, by exchanging $13,000 into each of the two MFS funds, will be viewed as having made one exchange transaction exceeding $25,000 in value).

Omnibus accounts, in which shares are held in the name of a financial intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among certain financial intermediaries such as brokers, retirement plans, investment advisers, and insurance companies.

Financial intermediaries are required to reject any purchase or exchange orders in the fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading (“Waived Financial Intermediary”). With respect to Waived Financial Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the fund by the customers of such Waived Financial Intermediary, including requesting underlying shareholder account data more frequently than from other financial intermediaries.

With respect to omnibus accounts that provide MFSC with underlying shareholder data daily, MFSC will apply the two exchange limit directly to underlying shareholders. For all other accounts which MFSC determines are omnibus accounts, MFSC will apply the two exchange limit to the omnibus account itself. Applying the two exchange limit to the omnibus account itself will not necessarily detect violations of the two exchange limit by underlying shareholders. If the financial intermediary associated with an omnibus account that has triggered the two exchange limit demonstrates to MFSC, as determined in MFSC’s sole discretion, that no single underlying shareholder triggered the two exchange limit, then MFSC will remove any restrictions, rejections, or cancellations imposed on the account. If the financial intermediary demonstrates to MFSC that a single underlying shareholder triggered the two exchange limit and that the financial intermediary itself will apply applicable restrictions, rejections, or cancellations to that underlying shareholder, MFSC will likewise remove any restrictions, rejections, or cancellations imposed on the omnibus account. Otherwise, MFSC will continue to apply the two exchange limit to the omnibus account.

Certain financial intermediaries may use procedures to restrict frequent trading by their customers who invest in the fund while others may not employ any procedures to restrict frequent trading. Such procedures, if any, may be less restrictive than the fund’s purchase and exchange limitation policy, may permit transactions not permitted by the fund’s purchase and exchange limitation policy, including transactions in excess of the two exchange limit, and/or may prohibit transactions not subject to the fund’s purchase and exchange limitation policy. You should consult your financial intermediary about any restrictions it imposes on frequent trading.

There is no assurance that MFSC will be able to detect or prevent frequent trading. Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for detecting frequent trading, including reviewing transactions (including exchanges) that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that occur close in time to other transactions in the same account or in multiple accounts that are under common ownership, control, or influence. Any or all of these parameters (including those not listed) may change at any time. If MFSC detects suspicious trading activity at the omnibus account level, it will contact the financial intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading that is disruptive to a fund. However, the underlying shareholder data received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If disruptive frequent trading is identified, MFSC will take appropriate action, such as requesting the financial intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the financial intermediary. In reviewing trading activity, MFSC may determine that certain transactions entered into for legitimate purposes do not represent frequent trading activity that is disruptive to a fund.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts. MFSC expects to request underlying shareholder data based on its assessment of the likelihood of frequent trading by underlying shareholders among other factors. MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other financial intermediaries. There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

Other Considerations

Unauthorized Transactions. MFS will not be responsible for losses that result from unauthorized transactions unless MFSC does not follow procedures reasonably designed to verify your identity. If an account has more than one owner or authorized person, MFSC will accept telephone and online instructions from any one owner or authorized person, except MFSC will require instructions for a redemption from all trustees of trust accounts registered with

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MFS Lifetime 2045 Fund

multiple trustees. It is important that you contact MFSC immediately about any transactions made through MFSC you believe to be unauthorized.

Ability to Contact MFSC. Certain methods of contacting MFSC, such as by mail, telephone, or electronically, may be unavailable or delayed (for example, after natural disasters, during periods of significant/major political, social, or economic instability, or in the event of a cybersecurity incident).

Unclaimed Accounts and Uncashed Checks. If your account has no activity for a certain period of time, mail sent to you on behalf of the fund is returned by the post office, and/or you fail to cash a check associated with your account within a certain period of time, the fund may be required to transfer your account and any assets related to uncashed checks to the appropriate state under unclaimed property rules that provide for transfer to the state (also known as “escheatment”) of unclaimed property. To avoid such action, it is important to keep your account address up to date, periodically communicate with the fund, MFSC, or your financial intermediary, and cash checks associated with your account in a timely manner. If you invest in a fund through a financial intermediary, we encourage you to contact the financial intermediary regarding applicable state unclaimed property laws. Please check your state’s unclaimed or abandoned property website for specific information. When a traditional IRA account is transferred to a state as abandoned property, the Internal Revenue Service (the IRS) considers the transfer a taxable distribution subject to U.S. federal income tax withholding and reporting. The fund and MFSC will not be liable to shareholders or their representatives for good faith compliance with abandoned property laws.

Reservation of Other Rights. In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws, and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Anti-Money Laundering Restrictions. U.S. law requires the fund to implement policies and procedures reasonably designed to prevent, detect, and report money laundering and other illegal activity. The fund, consistent with applicable U.S. law, may redeem your shares and close your account; suspend, restrict, or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if MFSC is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures. Any applicable CDSC will be assessed upon redemption of your shares.

Confirmations in Quarterly Statements. Transactions made under certain periodic investment and withdrawal programs (including reinvestment plans) will be confirmed on quarterly account statements.

Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the fund does not transact purchase and redemption orders. To the extent the fund's assets are traded in other markets on days when the fund does not price its shares, the value of the fund's assets will likely change when you will not be able to purchase or redeem shares of the fund.

To determine net asset value, the fund’s investments for which reliable market quotations are readily available are valued at market value, and funds in which the fund invests are generally valued at their net asset value per share. Certain short term debt instruments may be valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments to MFS pursuant to the fund's valuation policy and procedures approved by the Board of Trustees. The Board of Trustees has designated MFS as the "valuation designee" of the fund. As valuation designee, MFS will determine the fair value, in good faith, of securities and other instruments held by the fund for which market quotations are not readily available and, among other things, will assess and manage material risks associated with fair value determinations, select, apply, and test fair value methodologies, and oversee and evaluate pricing services used in valuing the fund's investments. If MFS determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by MFS in accordance with the fair valuation policy and procedures adopted by MFS.

Under the fund's valuation policy and procedures, market quotations are not considered to be readily available for debt instruments and many types of derivatives. These investments are generally valued at fair value as determined by MFS based on information from third-party pricing services or otherwise determined by MFS in accordance with its fair valuation policy and procedures. These valuations can be based on both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads, and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but the fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions.

In addition, investments may be valued at fair value if MFS determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, foreign equity securities may often be valued at fair value. MFS generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost, and investment characteristics of

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MFS Lifetime 2045 Fund

the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment.

The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Distributions

The fund intends to declare and pay any dividends to shareholders at least annually.

Any capital gains are distributed at least annually.

Distribution Options

The following distribution options are generally available for Class A, Class B, Class C, and Class I shares:

• Dividend and capital gain distributions automatically reinvested in additional shares (this option will be assigned if no other option is specified);

• Dividend distributions in cash; capital gain distributions automatically reinvested in additional shares;

• Dividend and capital gain distributions in cash; or

• Dividend and capital gain distributions automatically reinvested into the same class of shares of another MFS fund (not available for Class B shares).

Not all options are available for every class or every account.

Dividends and capital gain distributions for Class R1, Class R2, Class R3, Class R4, and Class R6 shares can only be reinvested in additional shares of the fund, except with respect to Class R6 shares, (i) certain institutional shareholders, (ii) shareholders who purchase shares through brokerage programs of certain financial intermediaries, and (iii) shareholders who purchase shares through asset-based fee programs of certain financial intermediaries may elect any of the other distribution options described above.

The distribution option for accounts with dividend distributions of less than $10 generally will be changed to reinvestment in additional shares of the fund. If you have elected to receive distributions in cash, and the postal service is unable to deliver checks to your address of record, or you do not respond to mailings from MFSC with regard to uncashed distribution checks, your distribution option may be converted to having all distributions reinvested in additional shares. You should contact MFSC to change your distribution option, and your request to do so must be received by MFSC before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund will have on your particular tax situation, including possible U.S. federal, state, and local and non-U.S. taxes. This discussion does not apply to shares of the fund held through tax-advantaged accounts such as retirement plans or by shareholders that are not "United States persons" under the Internal Revenue Code of 1986, as amended (the Internal Revenue Code).

The fund expects to distribute substantially all of its income and gains annually. Distributions from the fund are taxable whether you receive them in cash or reinvest them in additional shares. If you buy shares when the fund has realized but not yet distributed ordinary income or capital gains, you will pay full price for the shares and then receive a portion back as a taxable distribution if you continue to hold the shares through that distribution’s record date.

Any gain resulting from the redemption, sale, or exchange of your shares will generally also be subject to tax.

For U.S. federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the fund owned or is deemed to have owned the investments that generated them, rather than how long you have owned your shares of the fund. Distributions of gains from the sale of investments that the fund owned for more than one year and that are properly reported by the fund as capital gain dividends will be treated as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. Distributions of gains from the sale of investments that the fund owned for one year or less will be taxable as ordinary income. If some or all of the fund’s income derives from “qualified dividend income” and if you are an individual who meets holding period and other requirements with respect to the fund’s shares, those distributions that are properly reported by the fund as derived from qualified dividend income are taxed to you at the reduced rates applicable to net capital gains. The portion of the fund's distributions that will be derived from qualified dividend income will increase with increased allocations to equity fund classes.

A 3.8% Medicare contribution tax is generally imposed on distributions paid by the fund (other than exempt-interest dividends, if any) to, and net gains recognized on the sale, redemption, exchange, or other taxable disposition of shares of the fund by certain individuals, estates, and trusts to the extent their income exceeds certain threshold amounts.

Investing in underlying funds could affect the amount, timing, and character of distributions from the fund, and, therefore, may increase the amount of taxes payable by shareholders.

Investments by the underlying funds in foreign securities may be subject to foreign withholding or other taxes, which will decrease the fund's return on those securities.

If at the close of each quarter of the fund's taxable year, at least 50% of its total assets consists of interests in other regulated investment companies, the fund will be permitted to elect to pass through to its shareholders foreign income and other similar taxes paid by the fund in respect of foreign securities it holds directly or by an underlying fund that itself is eligible to elect and so elected to pass such taxes through to shareholders. If the fund makes such an election, you must include your share of those taxes in gross income as a distribution from the fund, and you will be allowed to claim a tax credit (or a deduction) for such taxes.

The IRS Form 1099 that is provided to you early each year details your distributions from the fund and how they are treated for U.S. federal tax purposes, and cost basis information for shares purchased on or after January 1, 2012, that you redeemed, sold, or exchanged. Our default method for calculating cost basis is average cost basis. More information about other cost basis methods and a cost basis selection/change form is available on mfs.com. If your account is held by your financial intermediary, you must contact your financial intermediary to obtain information about available cost basis methods and cost basis elections for your account.

23

MFS Lifetime 2045 Fund

Information about the Summary Prospectus, Prospectus, and SAI

The summary prospectus, prospectus, and SAI for a fund provide information concerning the fund. The summary prospectus, prospectus, and SAI are updated at least annually and any information provided in a summary prospectus, prospectus, or SAI can be changed without a shareholder vote unless specifically stated otherwise. The summary prospectus, prospectus, and SAI are not contracts between the fund and its shareholders and do not give rise to any contractual rights or obligations or any shareholder rights other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Provision of Shareholder Reports and Summary Prospectuses

The fund produces shareholder reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one paper copy of the fund’s annual and semiannual shareholder report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Additional Information on Fees and Expenses and Performance

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund’s most recently completed fiscal year, and a weighted average of the total annual fund operating expenses and the fee charged (if any) by the fund(s) in which the fund invested during the fund’s most recently completed fiscal year, expressed as a percentage of a class' average net assets during the period. The fund invests in Class R6 shares of the underlying funds. Annual fund operating expenses have not been adjusted to reflect the fund’s current asset size. In general, annual fund operating expenses, expressed as a percentage of a class' average net assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

Performance Information

All performance information shown in the “Class A Bar Chart” and the “Performance Table” reflects any applicable fee reductions and waivers and expense reimbursements and payments in effect during the periods shown; without these, the performance would have been lower.

From time to time, the fund may receive proceeds from litigation settlements, without which performance would be lower.

The fund commenced operations on November 2, 2012, with the offering of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 shares, and subsequently offered Class R6 shares on August 29, 2016.

In the "Performance Table," performance for Class R6 shares includes the performance of the fund's Class I shares, adjusted to take into account differences in sales loads and class specific operating expenses (such as Rule 12b-1 fees), if any, for periods prior to their offering.

24

MFS Lifetime 2045 Fund

Financial Highlights

The financial highlights are intended to help you understand a fund’s financial performance for the past five years. Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, is filed with the SEC on Form N-CSR and is available online at funds.mfs.com and upon request by contacting MFSC (please see back cover for address and telephone number). The fund’s independent registered public accounting firm is Ernst & Young LLP.

	Year ended
Class A	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$19.18	$18.49	$16.73	$17.72	$19.84
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.49	$0.46	$0.30	$0.36	$0.97
Net realized and unrealized gain (loss)	3.84	1.15	2.01	(0.36)	(1.46)
Total from investment operations	$4.33	$1.61	$2.31	$0.00	$(0.49)
Less distributions declared to shareholders
From net investment income	$(0.51)	$(0.46)	$(0.28)	$(0.36)	$(0.98)
From net realized gain	(1.05)	(0.46)	(0.27)	(0.63)	(0.65)
Total distributions declared to shareholders	$(1.56)	$(0.92)	$(0.55)	$(0.99)	$(1.63)
Net asset value, end of period (x)	$21.95	$19.18	$18.49	$16.73	$17.72
Total return (%) (r)(s)(t)(x)	23.03	8.65	13.87	0.37	(3.41)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.45	0.48	0.48	0.50	0.49
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	2.32	2.32	1.69	2.14	4.83
Portfolio turnover rate	8	14	9	23	18
Net assets at end of period (000 omitted)	$38,977	$36,371	$34,162	$23,665	$19,763

	Year ended
Class B	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$19.16	$18.42	$16.64	$17.60	$19.71
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.31	$0.30	$0.14	$0.23	$0.79
Net realized and unrealized gain (loss)	3.85	1.16	2.01	(0.35)	(1.44)
Total from investment operations	$4.16	$1.46	$2.15	$(0.12)	$(0.65)
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.26)	$(0.10)	$(0.21)	$(0.81)
From net realized gain	(1.05)	(0.46)	(0.27)	(0.63)	(0.65)
Total distributions declared to shareholders	$(1.32)	$(0.72)	$(0.37)	$(0.84)	$(1.46)
Net asset value, end of period (x)	$22.00	$19.16	$18.42	$16.64	$17.60
Total return (%) (r)(s)(t)(x)	22.12	7.86	12.99	(0.36)	(4.13)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.20	1.22	1.23	1.25	1.24
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.49	1.53	0.80	1.39	3.98
Portfolio turnover rate	8	14	9	23	18
Net assets at end of period (000 omitted)	$150	$264	$435	$676	$736

25

MFS Lifetime 2045 Fund

	Year ended
Class C	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$18.88	$18.20	$16.49	$17.50	$19.62
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.32	$0.30	$0.15	$0.25	$0.78
Net realized and unrealized gain (loss)	3.77	1.15	1.98	(0.38)	(1.42)
Total from investment operations	$4.09	$1.45	$2.13	$(0.13)	$(0.64)
Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.31)	$(0.15)	$(0.25)	$(0.83)
From net realized gain	(1.05)	(0.46)	(0.27)	(0.63)	(0.65)
Total distributions declared to shareholders	$(1.40)	$(0.77)	$(0.42)	$(0.88)	$(1.48)
Net asset value, end of period (x)	$21.57	$18.88	$18.20	$16.49	$17.50
Total return (%) (r)(s)(t)(x)	22.07	7.87	12.99	(0.38)	(4.13)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.20	1.22	1.23	1.25	1.24
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.53	1.56	0.88	1.52	3.93
Portfolio turnover rate	8	14	9	23	18
Net assets at end of period (000 omitted)	$3,334	$3,064	$3,204	$2,642	$2,027

	Year ended
Class I	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$19.32	$18.61	$16.84	$17.82	$19.94
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.54	$0.50	$0.35	$0.39	$1.01
Net realized and unrealized gain (loss)	3.87	1.18	2.01	(0.35)	(1.45)
Total from investment operations	$4.41	$1.68	$2.36	$0.04	$(0.44)
Less distributions declared to shareholders
From net investment income	$(0.56)	$(0.51)	$(0.32)	$(0.39)	$(1.03)
From net realized gain	(1.05)	(0.46)	(0.27)	(0.63)	(0.65)
Total distributions declared to shareholders	$(1.61)	$(0.97)	$(0.59)	$(1.02)	$(1.68)
Net asset value, end of period (x)	$22.12	$19.32	$18.61	$16.84	$17.82
Total return (%) (r)(s)(t)(x)	23.31	8.96	14.11	0.66	(3.17)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.20	0.22	0.22	0.25	0.24
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.53	2.54	1.98	2.32	5.03
Portfolio turnover rate	8	14	9	23	18
Net assets at end of period (000 omitted)	$14,012	$12,335	$11,779	$3,190	$2,458

26

MFS Lifetime 2045 Fund

	Year ended
Class R1	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$19.09	$18.41	$16.68	$17.67	$19.74
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.43	$0.31	$0.15	$0.23	$0.69
Net realized and unrealized gain (loss)	3.73	1.16	2.00	(0.35)	(1.34)
Total from investment operations	$4.16	$1.47	$2.15	$(0.12)	$(0.65)
Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.33)	$(0.15)	$(0.24)	$(0.77)
From net realized gain	(1.05)	(0.46)	(0.27)	(0.63)	(0.65)
Total distributions declared to shareholders	$(1.41)	$(0.79)	$(0.42)	$(0.87)	$(1.42)
Net asset value, end of period (x)	$21.84	$19.09	$18.41	$16.68	$17.67
Total return (%) (r)(s)(t)(x)	22.22	7.91	12.93	(0.36)	(4.13)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.20	1.23	1.23	1.25	1.24
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	2.03	1.58	0.85	1.39	3.47
Portfolio turnover rate	8	14	9	23	18
Net assets at end of period (000 omitted)	$52	$774	$636	$522	$398

	Year ended
Class R2	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$19.14	$18.45	$16.68	$17.66	$19.75
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.38	$0.42	$0.23	$0.31	$0.84
Net realized and unrealized gain (loss)	3.88	1.14	2.02	(0.36)	(1.38)
Total from investment operations	$4.26	$1.56	$2.25	$(0.05)	$(0.54)
Less distributions declared to shareholders
From net investment income	$(0.43)	$(0.41)	$(0.21)	$(0.30)	$(0.90)
From net realized gain	(1.05)	(0.46)	(0.27)	(0.63)	(0.65)
Total distributions declared to shareholders	$(1.48)	$(0.87)	$(0.48)	$(0.93)	$(1.55)
Net asset value, end of period (x)	$21.92	$19.14	$18.45	$16.68	$17.66
Total return (%) (r)(s)(t)(x)	22.69	8.39	13.59	0.09	(3.62)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.70	0.72	0.73	0.75	0.74
Expenses after expense reductions (h)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	1.82	2.14	1.32	1.84	4.21
Portfolio turnover rate	8	14	9	23	18
Net assets at end of period (000 omitted)	$9,518	$9,961	$9,755	$10,413	$11,276

27

MFS Lifetime 2045 Fund

	Year ended
Class R3	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$19.18	$18.48	$16.72	$17.70	$19.82
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.49	$0.46	$0.29	$0.36	$0.92
Net realized and unrealized gain (loss)	3.83	1.16	2.01	(0.36)	(1.41)
Total from investment operations	$4.32	$1.62	$2.30	$0.00	$(0.49)
Less distributions declared to shareholders
From net investment income	$(0.51)	$(0.46)	$(0.27)	$(0.35)	$(0.98)
From net realized gain	(1.05)	(0.46)	(0.27)	(0.63)	(0.65)
Total distributions declared to shareholders	$(1.56)	$(0.92)	$(0.54)	$(0.98)	$(1.63)
Net asset value, end of period (x)	$21.94	$19.18	$18.48	$16.72	$17.70
Total return (%) (r)(s)(t)(x)	22.97	8.68	13.85	0.39	(3.42)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.45	0.47	0.48	0.50	0.49
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	2.34	2.32	1.64	2.13	4.61
Portfolio turnover rate	8	14	9	23	18
Net assets at end of period (000 omitted)	$139,731	$145,617	$165,730	$129,497	$127,223

	Year ended
Class R4	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$19.37	$18.65	$16.86	$17.84	$19.94
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.45	$0.49	$0.29	$0.40	$0.85
Net realized and unrealized gain (loss)	3.97	1.20	2.07	(0.36)	(1.30)
Total from investment operations	$4.42	$1.69	$2.36	$0.04	$(0.45)
Less distributions declared to shareholders
From net investment income	$(0.54)	$(0.51)	$(0.30)	$(0.39)	$(1.00)
From net realized gain	(1.05)	(0.46)	(0.27)	(0.63)	(0.65)
Total distributions declared to shareholders	$(1.59)	$(0.97)	$(0.57)	$(1.02)	$(1.65)
Net asset value, end of period (x)	$22.20	$19.37	$18.65	$16.86	$17.84
Total return (%) (r)(s)(t)(x)	23.32	8.98	14.11	0.64	(3.17)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.20	0.23	0.23	0.25	0.24
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.08	2.48	1.63	2.38	4.18
Portfolio turnover rate	8	14	9	23	18
Net assets at end of period (000 omitted)	$13,640	$20,375	$20,246	$23,492	$20,668

28

MFS Lifetime 2045 Fund

	Year ended
Class R6	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$19.33	$18.62	$16.84	$17.82	$19.93
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.57	$0.54	$0.36	$0.50	$1.05
Net realized and unrealized gain (loss)	3.87	1.17	2.02	(0.43)	(1.46)
Total from investment operations	$4.44	$1.71	$2.38	$0.07	$(0.41)
Less distributions declared to shareholders
From net investment income	$(0.59)	$(0.54)	$(0.33)	$(0.42)	$(1.05)
From net realized gain	(1.05)	(0.46)	(0.27)	(0.63)	(0.65)
Total distributions declared to shareholders	$(1.64)	$(1.00)	$(0.60)	$(1.05)	$(1.70)
Net asset value, end of period (x)	$22.13	$19.33	$18.62	$16.84	$17.82
Total return (%) (r)(s)(t)(x)	23.47	9.11	14.27	0.82	(2.99)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.06	0.08	0.08	0.10	0.09
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.68	2.70	2.03	2.99	5.23
Portfolio turnover rate	8	14	9	23	18
Net assets at end of period (000 omitted)	$342,706	$287,225	$261,476	$197,399	$166,911

(d)	Per share data is based on average shares outstanding.
(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

29

MFS Lifetime 2045 Fund

Appendix A - Waivers and Reductions of Sales Charges

This Appendix sets forth the various circumstances in which the initial sales charge (ISC) and/or the CDSC is waived or reduced for the MFS funds’ share classes. The waivers and reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction. Financial intermediaries may have different policies and procedures regarding the availability of ISC or CDSC waivers, which are discussed below. In all instances, it is your responsibility to notify your financial intermediary or MFSC at the time of purchase of any relationship or other facts qualifying you for sales charge waivers or reductions. For waivers and reductions not available through a particular financial intermediary, shareholders will have to purchase fund shares through another financial intermediary or directly from the fund to receive these waivers or reductions. You should contact your financial intermediary or MFSC if you have questions on the waivers and reductions that apply to your account and/or transaction type, including whether your account is maintained at an omnibus level with the fund by your financial intermediary. The following Categories of waivers and reductions apply:

• Merrill Lynch (Merrill) – If Merrill is the record owner of your shares and/or broker of record on your account and the account is maintained at an omnibus level by Merrill with the fund, Category II waivers apply.

• Ameriprise Financial – If Ameriprise Financial is the record owner and/or broker of record on your account invested in Class A shares and the account is maintained at an omnibus level by Ameriprise Financial with the fund, Category III waivers apply.

• Morgan Stanley – If Morgan Stanley is the record owner and/or broker of record on your account invested in Class A shares of the fund and the account is a Morgan Stanley Wealth Management transactional brokerage account maintained at an omnibus level by Morgan Stanley with the fund, Category IV waivers apply.

• Raymond James – If you are invested in shares of the fund through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, and the account is maintained at an omnibus level by Raymond James with the fund, Category V waivers apply.

• Janney Montgomery Scott LLC (Janney) – If you are invested in shares of the fund through an account maintained at an omnibus level by or on behalf of Janney with the fund, Category VI waivers apply.

• Edward Jones – If you are invested in shares of the fund through an Edward Jones platform or account maintained at an omnibus level by Edward Jones with the fund, Category VII waivers apply.

• D.A. Davidson & Co. (D.A. Davidson) – If you are invested in shares of the fund through a D.A. Davidson platform or account maintained at an omnibus level by or on behalf of D.A. Davidson with the fund, Category VIII waivers apply.

• Baird – If you are invested in shares through a Baird platform or account maintained at an omnibus level by or on behalf of Baird with the fund, Category IX waivers apply.

• J.P. Morgan Securities LLC – If you are invested in shares of the fund through an applicable J.P. Morgan Securities LLC brokerage account, Category X waivers apply.

• Stifel, Nicolaus & Company, Incorporated (Stifel) – If you are invested in shares of the fund through an applicable Stifel brokerage account, Category XI waivers apply.

• Wells Fargo Clearing Services, LLC and Wells Fargo Advisors Financial Network, LLC (collectively, "Wells Fargo Advisors") – If you are invested in shares of the fund through an applicable Wells Fargo Advisors brokerage account, Category XII waivers apply.

• All Others – Category I waivers apply to other accounts and transactions that do not otherwise fall under Category II – XII.

Not all MFS funds offer each share class. In order to qualify for a sales charge waiver or reduction, you must advise MFSC or your financial intermediary that you are eligible for the waiver at the time of purchase and/or redemption. The fund, MFS, and their affiliates reserve the right to eliminate, modify, and add waivers and reductions of sales charges at any time at their discretion.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect prior to an exchange based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC. If you exchange your shares out of MFS U.S. Government Money Market Fund or MFS U.S. Government Cash Reserve Fund into Class A shares of any other MFS fund, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares. You will not pay the initial sales charge if:

• the shares exchanged from either MFS fund were acquired by an exchange from any other MFS fund;

• the shares exchanged from either MFS fund were acquired by automatic investment of distributions from any other MFS fund; or

• the shares being exchanged would have, at the time of purchase, been eligible for purchase at net asset value had you invested directly in the MFS fund into which the exchange is being made.

In addition, transfers, rollovers, or other transactions from an account to a second account that purchases shares of the same class of the same fund or another MFS fund will not be charged the CDSC or ISC, as applicable, provided that the redemption order from the first account and the purchase order for the second account are combined into a single order for the transfer, rollover, or other transaction, and MFSC has available to it the necessary information about the CDSC applicable to the first account. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the fund in the first account and the original purchase date of the shares subject to the CDSC. You should contact your financial intermediary or MFSC if you have questions on the sales charge waivers and reductions that apply in a transfer between accounts, including whether MFSC has the required information.

The CDSC may be waived from time to time pursuant to Conduct Rule 2341 of FINRA.

With respect to MFS Municipal Income Fund, all references to Class A shares shall also apply to Class A1 shares and all references to Class B shares shall also apply to Class B1 shares.

A-1

MFS Lifetime 2045 Fund

WAIVERS AND REDUCTIONS

Financial Intermediary Category I

Eligible Accounts: Accounts that are not Eligible for Financial Intermediary Categories II – XII

As used below, the term “ESP” refers to employer sponsored plans; the term “SRO” refers to salary reduction only plans; the term “Employer Retirement Plans” includes 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level; the term “IRA” refers to traditional, Roth, rollover, SEP and SIMPLE IRAs; the term “ERISA” refers to the Employment Retirement Income Security Act of 1974, as amended.

GENERAL WAIVERS

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√	√	√
Shares acquired by automatic reinvestment of distributions of dividends and capital gains of any MFS fund into the same class of shares of another MFS fund.	√	√	√	√
B. Affiliates of Funds/Certain Financial Advisers
Shares acquired by officers, eligible directors, employees (including former employees), and agents of MFS, Sun Life Financial, or any of their subsidiary companies.	√	√	√	√
Shares acquired by trustees and former trustees of any investment company for which MFD serves as distributor.	√	√	√	√
Shares acquired by employees, directors, partners, officers, and trustees of any subadvisor to any MFS fund.	√	√	√	√

Shares acquired by certain family members of any such individual identified above and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√

Shares acquired by employees or registered representatives (including former employees) of financial intermediaries that have a selling agreement with MFD or an employee’s spouse (or legal equivalent under applicable state law) or employee’s children under the age of 21. For employees or registered representatives of such financial intermediaries who established an account with MFS prior to May 1, 2006, shares acquired by certain family members of employees or registered representatives of financial intermediaries and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√
Shares acquired by institutional clients of MFS or MFS Institutional Advisors, Inc.	√	√	√	√
C. Involuntary Redemptions
Shares redeemed at a fund’s direction due to the small size of a shareholder’s account.		√	√	√
D. Investment of Proceeds From Certain Redemptions of Class I Shares

The initial sales charge imposed on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class A shares, are waived with respect to Class A shares acquired of any MFS fund through the immediate reinvestment of the proceeds of a redemption of Class I shares of any MFS fund.

	√	√
E. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A shares, whichever is later).

		√	√	√

A-2

MFS Lifetime 2045 Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
F. Death of Owner

Shares redeemed on account of the death of the account owner (e.g., shares redeemed by the estate or any transferee of the shares from the estate) if the shares were held solely in the deceased individual’s name, or for the benefit of the deceased individual.

		√	√	√
G. Disability of Owner

Shares redeemed on account of the disability of the account owner if shares are held either solely or jointly in the disabled individual’s name or for the benefit of the disabled individual (in which case a disability certification form is required to be submitted to MFSC), or shares redeemed on account of the disability of the 529 account beneficiary.

		√	√	√
H. Asset-Based Fee Programs
Shares acquired by investors who purchase shares through asset-based fee programs available through financial intermediaries.	√	√
I. Insurance Company Separate Accounts
Shares acquired by insurance company separate accounts.	√	√
J. No Commissions Paid
Shares redeemed where MFD has not paid an up-front commission with respect to the sale of the shares, provided that such arrangement meets certain conditions established by MFD from time to time.		√	√	√
K. Conversions
In connection with a conversion from Class A shares to Class I shares of the same fund.		√
In connection with a conversion from Class A shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.		√
In connection with a conversion from Class B shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.			√
In connection with a conversion from Class C shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.				√
In connection with a conversion from Class I shares to Class A shares of the same fund.	√	√
In connection with an automatic conversion from Class B shares to Class A shares of the same fund.	√	√
In connection with an automatic conversion from Class C shares to Class A shares of the same fund.	√	√

In connection with a conversion from Class C shares to Class A shares of the same fund if the shareholder's financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD.

	√	√		√
L. Exchanges
The initial sales charge imposed on purchases of Class A shares is waived on shares purchased pursuant to an Automatic Exchange Plan.	√
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased by exchange from another MFS fund.	√
M. Reinstatement Privilege
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased pursuant to the Reinstatement Privilege as described below.	√
N. Large Purchases

The initial sales charge imposed on purchases of Class A shares is waived for purchases in excess of the maximum breakpoint amount described under "Description of Share Classes – Sales Charges and Waivers and Reductions" in the fund's prospectus.

Letter of Intent or Right of Accumulation provisions may apply for purposes of determining purchase amount as described below.

√

A-3

MFS Lifetime 2045 Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
O. Miscellaneous

In connection with settlements reached between certain broker/dealers and FINRA, the SEC, and/or other regulatory bodies regarding sales of Class B and Class C shares in excess of certain dollar thresholds, the fund will, at times, permit shareholders who are clients of these firms to redeem Class B and Class C shares of the fund and concurrently purchase Class A shares without paying an initial sales charge.

	√	√
P. Self-Directed Brokerage Account Platforms (Class A shares only)

Shares acquired through a self-directed brokerage account platform (that may or may not charge a transaction fee to investors) offered by a financial intermediary who has entered into an agreement with MFD to offer fund shares through such platform. As of the date of the fund's prospectus, the following financial intermediaries had entered into an agreement with MFD to offer fund shares through such a platform: Charles Schwab & Co. Inc.; E*TRADE Securities LLC; Fidelity Brokerage Services LLC; GWFS Equities, Inc.; J.P. Morgan Securities LLC; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Morgan Stanley Smith Barney LLC; National Financial Services LLC; Nationwide Financial Services, Inc.; Nationwide Securities LLC; and Vanguard Marketing Corporation.

	√	√

Q. LPL Mutual Funds Only Platform (Class A shares only)
Shares acquired through the Mutual Fund Only Platform or other similar platform offered by LPL Financial LLC who has entered into an agreement with MFD to offer fund shares through such platform.	√	√

WAIVERS FOR RETIREMENT PLANS

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. General Waivers
Employer Retirement Plans.	√	√

In connection with a direct rollover of units from the MFS 529 Savings Plan to a Roth IRA held directly with MFSC pursuant to Section 126 of the SECURE 2.0 Act. Transfers of holdings of MFS Funds to a Roth IRA held with a brokerage firm or other financial intermediary and not established through MFSC are subject to the policies of such brokerage firm or financial intermediary which may differ with respect to such rollovers.

√
B. Benefit Responsive Waivers
Distributions made from an IRA, SAR-SEP, or a 403(b) SRO Plan pursuant to Section 72(t) of the Internal Revenue Code of 1986, as amended.		√	√	√
Death, disability, or retirement of 401(a) or ESP Plan participant, or death or disability of IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant.		√	√	√

Eligible participant distributions, such as distributions due to death, disability, financial hardship, retirement, and termination of employment from nonqualified deferred compensation plans (excluding, however, a termination of a plan).

		√	√	√
Loan from 401(a) or ESP Plan.		√	√	√
Financial hardship (as defined in U.S. Treasury Department Regulation Section 1.401(k)-l(d)(2), as amended from time to time) for 401(a) Plans and ESP Plans.		√	√	√
Termination of employment of 401(a) or ESP Plan participant (excluding, however, a termination of the Plan).		√	√	√
Tax-free return of excess 401(a) Plan, ESP Plan, IRA, or SAR-SEP contributions.		√	√	√
Certain involuntary redemptions and redemptions in connection with certain automatic withdrawals from a 401(a) Plan.		√	√	√

Required minimum distributions pursuant to Internal Revenue Code rules made on or after the 401(a) Plan participant, ESP Plan participant, IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant, as applicable, has attained the age at which such distributions are required under Internal Revenue Code rules.

		√	√	√

A-4

MFS Lifetime 2045 Fund

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period (36 months for shareholders with an LOI entered into prior to February 1, 2023, with a $1 million commitment) and investments in the MFS 529 Savings Plan. Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

For each purchase you make under the LOI you will pay the initial sales charge rate applicable to the total amount you intended to purchase.

Out of the shareholder's initial purchase (or subsequent purchases if necessary), 5% of the dollar amount specified in the Letter of Intent application shall be held in escrow by MFSC in the form of shares registered in the shareholder's name. All distributions on escrowed shares will be paid to the shareholder or to the shareholder's order. At the end of the 13-month period or 36-month period, as applicable, the shareholder will be notified, the escrowed shares will be released, and the Letter of Intent will be terminated.

If the intended minimum investment amount is not completed, MFSC will redeem an appropriate number of the escrowed shares in order to pay the higher sales charge level for the amount actually purchased. Shares remaining after any such redemption will be released by MFSC. By completing and signing the Account Application or separate Service Application, the shareholder irrevocably appoints MFSC his or her attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.

To establish an LOI, complete the Letter of Intent section of your account application or service application. In order to benefit from the LOI, it is your responsibility to inform your financial intermediary or MFSC that the LOI is in effect each time shares of a fund are purchased.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds and/or any investments in the MFS 529 Savings Plan, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA. For purposes of obtaining reduced sales charges under the LOI and ROA, you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

Eligible accounts that you may link under an LOI and ROA are:

• Individual accounts;

• Joint accounts;

• Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

• Certain single-participant retirement plan accounts;

• Certain Individual Retirement Accounts;

• Uniform Gifts/Transfers to Minor Acts accounts; and

• Accounts held in the name of your financial intermediary on your behalf.

In addition to the accounts set forth above which are eligible for linking, you may also combine any of your investments in the MFS 529 Savings Plan for purposes of obtaining reduced sales charges on purchases of Class A shares of any MFS fund.

It is your responsibility to inform the broker/dealer for each current purchase of any accounts held with the MFS funds that you believe are eligible to be linked under an LOI or an ROA and of any investments you have in the MFS 529 Savings Plan that are also able to be counted for purposes of obtaining reduced sales charges on purchases of Class A shares of any MFS fund. If you have not designated a broker/dealer, you should inform MFSC directly of any accounts held with the MFS funds and of any investments in the MFS 529 Savings Plan that you believe are eligible to be counted under an LOI or an ROA. You should provide your financial intermediary (or MFSC if you have not designated a broker/dealer) with certain supporting information at the time of each purchase regarding accounts held with the MFS funds and investments in the MFS 529 Savings Plan that are eligible to be combined for purposes of an LOI or ROA. Such information may include shareholder identification numbers or applicable account numbers or account statements. Your financial intermediary is responsible for taking into account this information about accounts eligible to be combined (including any MFS 529 Savings Plan investments) when transmitting your purchase order to the fund.

Group Purchases. A bona fide group and all its members may be treated at MFD's discretion as a single purchaser and, under the ROA (but not the LOI), obtain quantity sales charge discounts on the purchase of Class A or Class A1 shares if the group (1) gives its endorsement or authorization to the investment program so that it may be used by the financial intermediary to facilitate solicitation of the membership, thus effecting economies of the sales efforts; (2) has a legitimate purpose other than to purchase mutual fund shares at a discount; (3) is not a group of individuals whose sole organizational nexus is as credit cardholders of a company, policyholders of an insurance company, customers of a bank or financial intermediary, clients of an investment adviser, or other similar groups; and (4) agrees to provide certification of membership of those members investing money in the funds upon the request of MFD. Employer-sponsored retirement plans, such as a 401(a) plan, 457 deferred compensation plan, an Employer Sponsored Group IRA, and an IRA SEP/SARSEP, SIMPLE and 403(b) plans, may qualify as a bona fide group if they meet the above criteria.

A-5

MFS Lifetime 2045 Fund

Reinstatement Privilege. Within 90 days of a redemption of Class A, Class B, or Class C shares, you have a one-time right per fund per registration to reinvest the proceeds of such redemption into Class A shares of the same fund or another MFS fund without paying an initial sales charge. For clarity, proceeds can only be reinvested in Class A shares of an MFS fund under the same account registration as the redeemed shares.

Any CDSC paid upon the redemption of Class A shares will be credited to your account, and your new Class A shares will be subject to a CDSC according to the CDSC schedule applicable to your original shares.

Any CDSC paid upon the redemption of Class B or Class C shares will not be credited to your account and the Class A shares purchased using this reinstatement privilege will not be subject to a CDSC.

In order to benefit from the reinstatement privilege, it is your responsibility to inform your financial intermediary or MFSC that the reinstatement privilege is in effect each time shares of the fund are purchased under this privilege.

A-6

MFS Lifetime 2045 Fund

Financial Intermediary Category II

Eligible Accounts: Accounts with Merrill Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Merrill with the Fund

Purchases or sales of front-end (for example, Class A) or level-load (for example, Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this Fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.

It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.

Additional information on waivers, discounts, and share class exchanges is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement") and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

Front-end Load Waivers Available at Merrill

Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

Shares purchased through a Merrill investment advisory program
Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account
Shares purchased through the Merrill Edge Self-Directed platform
Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account
Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement

Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement)

Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g., the fund’s officers or trustees)

Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement

Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end, Back-end, and Level Load Shares Available at Merrill

Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22(e)(3))
Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement
Shares sold due to return of excess contributions from an IRA account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation

Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g., traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund

Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent

Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement

A-7

MFS Lifetime 2045 Fund

Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household

On or about May 1, 2026, assets not held at Merrill will no longer be included in the ROA calculation. For more detail on the timing and calculation, please refer to the Merrill SLWD Supplement.

Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement

On or about May 1, 2026, Merrill will no longer accept new LOIs. For more detail on the timing, please refer to the Merrill SLWD Supplement.

A-8

MFS Lifetime 2045 Fund

Financial Intermediary Category III

Eligible Accounts: Accounts Investing in Shares of the Fund with Ameriprise Financial Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Ameriprise Financial with the Fund

Shareholders purchasing fund shares through an Ameriprise Financial platform or account will be eligible only for the following front-end sales charge waivers (“ISC”) or contingent deferred sales charge (“CDSC”) waivers, as applicable, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI. Shareholders remain eligible for other reductions in front-end sales charges available pursuant to exchange features or volume breakpoints (including Rights of Accumulation (“ROA”) and Letter of Intent (“LOI”) programs) as described elsewhere in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the same fund.	√	√
B. Employees/Registered Representatives of Ameriprise Financial
Shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.	√	√

Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial financial adviser and/or the adviser’s spouse, adviser’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), adviser’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

	√	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to an ISC or CDSC.

	√	√	√
D. Retirement Plans

Shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, or SAR-SEPs.

	√	√
E. Transactions Between Share Classes

Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load-waived shares, that waiver will also apply to such exchanges.

	√	√
F. Death or Disability of Owner
Redemptions due to the death or disability of the shareholder.		√	√
G. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
H. Benefit Responsive Waivers for Retirement Accounts
Redemptions made in connection with a return of excess contributions from an IRA account.		√	√
Redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.		√	√

A-9

MFS Lifetime 2045 Fund

Financial Intermediary Category IV

Eligible Accounts: Accounts Investing in Class A Shares through a Morgan Stanley Wealth Management Transactional Brokerage Account Maintained at an Omnibus Level with the Fund

Shareholders purchasing fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the fund’s prospectus or SAI. Shareholders remain eligible for other reductions in Class A front-end sales charges available pursuant to exchange features or volume breakpoints (including Rights of Accumulation (ROA) and Letter of Intent (LOI) programs) as described elsewhere in the fund's prospectus or SAI.

Class A Front-end Sales Charge Waived
Waiver Category	Class A ISC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees of Morgan Stanley
Morgan Stanley employee and employee-related accounts according to Morgan Stanley's account linking rules.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

√
D. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
E. Morgan Stanley Self-Directed Programs
Shares purchased through a Morgan Stanley self-directed brokerage account.	√
F. Morgan Stanley Wealth Management Share Class Conversion Program

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.

√

A-10

MFS Lifetime 2045 Fund

Financial Intermediary Category V

Eligible Accounts: Accounts Investing in Shares through a Raymond James Platform or Account Maintained at an Omnibus Level by Raymond James with the Fund

Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI. In all instances, it is the purchaser's responsibility to notify the purchaser's financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. As described elsewhere in the fund's prospectus or SAI, there is no initial sales charge imposed on purchases of Class A shares pursuant to an Automatic Exchange Plan or purchased by exchange from another MFS fund.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Investment Advisory Programs
Shares purchased in a Raymond James investment advisory program.	√
B. Dividend and Distribution Reinvestment
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.	√
C. Employees/Registered Representatives of Raymond James
Shares acquired by employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.	√
D. Large Purchases
Breakpoints as described in the fund's prospectus.	√
E. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as "Rights of Reinstatement").

	√	√	√	√
F. Raymond James Share Class Conversion Program

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

√
G. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√	√
H. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A shares, whichever is later).

		√	√	√
I. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√	√
J. Payment of Raymond James Fees
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.		√	√	√
K. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√

A-11

MFS Lifetime 2045 Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
L. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

A-12

MFS Lifetime 2045 Fund

Financial Intermediary Category VI

Eligible Accounts: Accounts Maintained at an Omnibus Level by or on behalf of Janney Montgomery Scott LLC with the Fund

Shareholders purchasing fund shares through an account maintained at an omnibus level with the fund by Janney Montgomery Scott LLC (Janney), or by a clearing broker or custodian on behalf of Janney, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI. Customers of Janney whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased of the same fund within the MFS fund family through reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of Janney
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the MFS fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

	√	√	√
D. Transactions Between Share Classes and Funds
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney's policies and procedures.	√
Shares exchanged into the same share class of another MFS fund.		√	√
E. Death or Disability of Owner
Shares redeemed upon the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder's first withdrawal under the plan(s).		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

		√	√

H. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
I. Payment of Janney Fees
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.		√	√

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Right Of Accumulation (ROA). ROA, which entitles shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holdings of MFS fund family assets held by accounts within the shareholder's household at Janney. Eligible MFS fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial adviser about such assets.

Letter of Intent (LOI). LOI, which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period. Eligible MFS fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

A-13

MFS Lifetime 2045 Fund

Financial Intermediary Category VII

Eligible Accounts: Accounts Investing in Shares of the Fund through an Edward Jones Platform or Account Maintained at an Omnibus Level by Edward Jones with the Fund

The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as "shareholders") purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from discounts and waivers described elsewhere in the fund's prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of MFS funds, or other facts qualifying the purchaser for breakpoints or waivers.  Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these breakpoints and waivers.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Fee-Based Programs
Shares purchased in an Edward Jones fee-based program.	√
Shares exchanged in an Edward Jones fee-based program.	√	√	√	√
B. Dividend and Distribution Reinvestment
Shares purchased within the MFS fund family through reinvestment of capital gains and dividend distributions.	√
C. Associates of Edward Jones

Shares acquired by associates of Edward Jones and its affiliates and other shareholders who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good standing and remains in good standing pursuant to Edward Jones' policies and procedures.

√
D. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the MFS fund family so long as the following conditions are met (i) the proceeds are from the sale of shares within 60 days of the purchase; and (ii) the sale and purchase are made in the same share class and one of the following applies: (a) the sale and purchase occur in the same account or (b) the sale proceeds are used to process an individual retirement account (“IRA”) contribution, excess contributions, conversion, recharacterization of contributions, or distribution, and the purchase is done in an account within the same pricing group (as determined by Edward Jones under its policies and procedures).

The Reinstatement Privilege excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.

√
Shares acquired through NAV reinstatement.		√	√	√
E. Transactions between Share Classes and Funds

Shares converted from another share class into Class A shares of the same fund at the discretion of Edward Jones. Edward Jones will be responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable Class A sales charge as disclosed in the fund's prospectus.

√
Shares converted from Class C into Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.	√
F. Death or Disability of Owner
Shares sold on account of the death or disability of the account shareholder or 529 plan account beneficiary.		√	√	√
G. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder's first withdrawal under the plan(s).		√	√	√

A-14

MFS Lifetime 2045 Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
H. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA.		√	√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the sale is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

		√	√	√
I. Payment of Edward Jones Fees
Shares sold to pay Edward Jones fees or costs but only if the transaction is initiated by Edward Jones.		√	√	√
J. Large Purchases
Breakpoint amounts as described in the fund's prospectus, subject to the Rights of Accumulation rules described below.	√
K. Minimum Balances
Shares sold at the discretion of Edward Jones for Minimum Balances, as described below.		√	√	√

Description of Certain Policies for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). A shareholder may pay a reduced or no initial sales charge on purchases of Class A shares if the shareholder intends to invest a specific dollar amount in any class of any MFS fund within a 13-month period. The LOI is determined by calculating the higher of the cost paid by the shareholder or the market value of any existing qualifying holdings (as calculated at the beginning of the 13-month period) in combination with the value that the shareholder intends to purchase over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during the 13-month period will receive the sales charge and breakpoint discount that applies to the total amount.

If the shareholder does not purchase the intended amount within the 13-month period, the shareholder's account will be adjusted by selling the amount of shares needed to pay the higher initial sales charge level for the amount actually purchased. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce any sales charge previously paid. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Right Of Accumulation (ROA). Under the ROA, a shareholder may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the amount of the shareholder's investment with the shareholder's existing investments in the MFS funds and MFS 529 funds, based on the higher of the cost paid by the shareholder minus sales or the current market value of the applicable MFS funds and MFS 529 funds. For purposes of calculating the ROA, the shareholder's account may be grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations ("pricing groups") (as determined by Edward Jones under its policies and procedures). For purposes of calculating the ROA, holdings of shares of certain money market funds or shares held in group retirement plans are not taken into account. If grouping assets as a shareholder, the ROA includes all investments of a shareholder in the MFS funds and MFS 529 funds held on the Edward Jones platform and/or held on other platforms. The inclusion of investments in the MFS funds and MFS 529 funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts. Purchases by shareholders will be subject to a $250 initial purchase minimum and no subsequent purchase minimum.

Minimum Balances. Edward Jones has the right to sell at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not subject to this minimum balance policy: (1) a fee-based account held on an Edward Jones platform; (2) a 529 account held on an Edward Jones platform; or (3) an account with an active systematic investment plan or LOI (as defined above).

Changing Share Classes. At any time it deems necessary, Edward Jones has the authority to convert at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

A-15

MFS Lifetime 2045 Fund

Financial Intermediary Category VIII

Eligible Accounts: Accounts Investing in Shares of the Fund through a D.A. Davidson & Co. Platform or Account Maintained at an Omnibus Level by or on behalf of D.A. Davidson & Co. with the Fund

Shareholders purchasing fund shares, including existing fund shareholders, through a D.A. Davidson &. Co. (D.A. Davidson) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which D.A. Davidson provides trade execution, clearance, and/or custody services, where such account is maintained on an omnibus level with the fund by D.A. Davidson, or by a clearing broker or custodian on behalf of D.A. Davidson, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI. Customers of D.A. Davidson whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased within the MFS fund family through systematic reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of D.A. Davidson
Shares acquired by employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the MFS fund family so long as the following conditions are met (i) the repurchase occurs within 90 days following the redemption; (ii) the redemption and purchase occur in the same account; and (iii) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of D.A. Davidson.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts if the redemption is taken in or after the year the shareholder reaches the qualified age based on IRS regulations.

		√	√
H. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser's household at D.A. Davidson. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
I. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

A-16

MFS Lifetime 2045 Fund

Financial Intermediary Category IX

Eligible Accounts: Accounts Investing in Shares through a Baird Platform or Account Maintained at an Omnibus Level by or on behalf of Baird with the Fund

Shareholders purchasing fund shares through a Baird platform or account maintained at an omnibus level with the fund by Baird, or by a clearing broker or custodian on behalf of Baird, will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or the SAI. Customers of Baird whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees/Registered Representatives of Baird
Shares acquired by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions from another MFS fund, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur within the purchaser’s Baird household, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as "Rights of Reinstatement").

	√	√	√

D. Transactions between Share Classes and Funds

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Baird.

√

E. Retirement Plans

Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

√
F. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
G. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
H. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√
I. Payment of Baird Fees
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.		√	√
J. Rights of Accumulation

Rights of Accumulations (ROAs) which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser’s household at Baird. Eligible MFS fund family assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial adviser about such assets.

√
K. Letters of Intent
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of MFS fund family assets through Baird, over a 13-month period of time.	√

A-17

MFS Lifetime 2045 Fund

Financial Intermediary Category X

Eligible Accounts: Accounts Investing in Shares through a J.P. Morgan Securities LLC Platform or Account Maintained at an Omnibus Level by J.P. Morgan Securities LLC with the Fund

If you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC, or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Transactions between Share Classes

Shares exchanged from Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.

√

A shareholder in the fund’s Class C shares will have their shares converted by J.P. Morgan Securities LLC to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.

√
B. Retirement Plans

Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.

√
C. J.P. Morgan Securities LLC Self-Directed Investing accounts
Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.	√
D. Reinstatement Privilege
Shares purchased through rights of reinstatement.	√
Shares acquired through a right of reinstatement.		√	√
E. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).	√
F. Employees/Registered Representatives of J.P. Morgan Securities LLC
Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.	√
G. Death or Disability of Owner
Shares sold upon the death or disability of the shareholder.		√	√
H. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.		√	√
I. Benefit Responsive Waivers for Retirement Accounts
Shares purchased in connection with a return of excess contributions from an IRA account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.		√	√
J. Large Purchases
Breakpoints as described in the prospectus.	√
A-18

MFS Lifetime 2045 Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
K. Rights of Accumulation

Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.

√
L. Letters of Intent
Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).	√

A-19

MFS Lifetime 2045 Fund

Financial Intermediary Category XI

Eligible Accounts: Accounts Investing in Shares through a Stifel Platform or Account Maintained at an Omnibus Level by Stifel with the Fund

Shareholders purchasing or holding fund shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and CDSC, or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.

As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.

Stifel continually looks to provide its clients with the lowest cost share class available based on account type. Stifel reserves the right and you consent to the conversion of shares to the lowest cost share class available at Stifel if such share class becomes available or upon transfer of shares into an advisory program.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Front-end sales charge waivers on Class A shares available at Stifel

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund in the 7th year following the anniversary of the purchase date pursuant to Stifel’s policies and procedures. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to the conversion of Class C shares following a shorter holding period, that waiver will apply.

√
Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel.	√
Shares purchased in an Stifel fee-based advisory program (often referred to as a “wrap” program).	√
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund or other fund within the MFS fund family.	√

Shares purchased from the proceeds of redemptions within the MFS fund family provided the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e., systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel’s account maintenance fees are not eligible for rights of reinstatement.

√
Shares from rollovers into Stifel from retirement plans to IRAs.	√
Purchases of 529 Plans through a rollover from another 529 plan.	√
Purchases of 529 Plans made for reinvestment of refunded amounts.	√

Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to MFS, if applicable. Any future purchases are subject to the applicable Class A sales charge as disclosed in the applicable fund’s prospectus.

√

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

√
B. CDSC Waivers on Class A and Class C Shares
Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary.		√	√
Shares sold as part of a systematic withdrawal plan not to exceed 12% annually.		√	√
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√

A-20

MFS Lifetime 2045 Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
Shares acquired through a right of reinstatement.		√	√
Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel.		√	√
Shares exchanged or sold in a Stifel fee-based program.		√	√
C. Rights of Accumulation (ROA)

ROA that entitles shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in the MFS fund family held by accounts within the purchaser’s household at Stifel. Ineligible assets include holdings of MFS U.S. Government Money Market Fund and Class A shares of MFS U.S. Government Cash Reserve Fund, which do not assess a front-end sales charge. Eligible assets not held at Stifel may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

√

A-21

MFS Lifetime 2045 Fund

Financial Intermediary Category XII

Eligible Accounts: Accounts Investing in Shares through Wells Fargo Clearing Services, LLC and Wells Fargo Advisors Financial Network, LLC (collectively, "Wells Fargo Advisors")

Clients of Wells Fargo Advisors (“Clients”) purchasing fund shares through Wells Fargo Advisors are eligible for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the prospectus or SAI. In all instances, it is the Client's responsibility to inform Wells Fargo Advisors at the time of purchase of any relationship, holdings, or other facts qualifying the Client for discounts or waivers. Wells Fargo Advisors can ask for documentation supporting the qualification.

Wells Fargo Clearing Services, LLC operates a First Clearing business, but these rules are not intended to include First Clearing firms.

Contingent deferred sales charges (“CDSC”) imposed on fund redemptions will not be rebated based on future purchases.

Unless specifically described below, other front-end load waivers are not available on fund purchases through Wells Fargo Advisors.

Sales Charge Waived
Waiver Category	Class A ISC
A. Self-Directed Brokerage Accounts
WellsTrade, the firm’s online self-directed brokerage account, generally offers no-load share classes but there could be instances where a Class A share is offered without a front-end sales charge.	√
B. Wells Fargo Advisors 529 Plan

Clients purchasing or converting to Class A shares of the fund through Wells Fargo Advisors brokerage accounts are entitled to a waiver of the front-end load in the following circumstances:

• Shares purchased through a rollover from another 529 plan.

• Recontribution(s) of distributed funds are only allowed during the net asst value (“NAV”) reinstatement period as dictated by the sponsor’s specifications outlined by the plan.

Wells Fargo Advisors is not able to apply the NAV reinstatement privilege for 529 Plan account purchases placed directly with the fund. Clients wishing to utilize this privilege outside of Wells Fargo systems will need to do so directly with the Wells Fargo Advisors 529 Plan or a financial intermediary that supports this feature.

√
C. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
D. Employees/Registered Representatives of Wells Fargo Advisors

Wells Fargo Advisors employee and employee-related accounts according to Wells Fargo Advisor’s employee account linking rules. Legacy accounts and positions receiving affiliate discounts prior to the effective date will continue to receive discounts. Following the effective date, employees of Wells Fargo Advisors’ affiliate businesses will not be offered Class A shares of the funds at NAV.

√
E. Breakpoints

Clients purchasing Class A shares of the fund through Wells Fargo Advisors brokerage accounts will follow the following aggregation rules for breakpoints:

• SEP or SIMPLE IRAs will not be aggregated as a group plan. Such accounts will aggregate with the Client’s personal accounts based on Social Security Number. Previously established SEP and SIMPLE IRAs may still be aggregated as a group plan.

• Employer-sponsored retirement plan (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans) accounts will aggregate with other plan accounts under the same Tax ID and will not be aggregated with other retirement plan accounts under a different Tax ID or personal accounts. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or Keogh plans.

• Gift of shares will not be considered when determining breakpoint discounts.

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MFS Lifetime 2045 Fund

Appendix B – Menu and Description of Underlying Funds

The following is a list of the underlying funds in which the fund may invest at any time.

Bond Funds:
MFS Emerging Markets Debt Fund
MFS Emerging Markets Debt Local Currency Fund
MFS Global Opportunistic Bond Fund
MFS Government Securities Fund
MFS High Income Fund
MFS Inflation-Adjusted Bond Fund
MFS Limited Maturity Fund
MFS Total Return Bond Fund
Money Market Fund:
MFS Institutional Money Market Portfolio
Equity Funds (International or U.S.):
International Equity Funds:
MFS Blended Research Emerging Markets Equity Fund
MFS Blended Research International Equity Fund
MFS Emerging Markets Equity Fund
MFS International Growth Fund
MFS International Intrinsic Equity Fund[1]
MFS International New Discovery Fund
MFS Research International Fund
U.S. Equity Funds:
MFS Blended Research Core Equity Fund
MFS Blended Research Growth Equity Fund
MFS Blended Research Mid Cap Equity Fund
MFS Blended Research Small Cap Equity Fund
MFS Blended Research Value Equity Fund
MFS Growth Fund
MFS Mid Cap Growth Fund
MFS Mid Cap Value Fund
MFS New Discovery Fund
MFS New Discovery Value Fund
MFS Research Fund
MFS Value Fund
Non-Traditional Funds:
MFS Commodity Strategy Fund
MFS Global Real Estate Fund

1 Effective April 30, 2026, the name of MFS International Intrinsic Value Fund changed to MFS

International Intrinsic Equity Fund.

The following is a description of the underlying funds in which the fund may invest. Further information about each underlying fund (other than MFS Institutional Money Market Portfolio, which is only offered to certain investment companies advised by MFS), including a copy of an underlying fund's most recent prospectus, SAI, Annual and Semi-Annual Reports, financial statements, and other information, may be obtained on the fund’s Website at mfs.com, or by contacting MFSC.

Bond Funds:

MFS Emerging Markets Debt Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in debt instruments of issuers that are tied economically to emerging market countries. Emerging markets are countries determined to have emerging market economies based on factors that demonstrate the country's financial and capital markets are in the development phase, including whether a particular country has a low- to middle-income economy according to the International Bank for Reconstruction and Development (the World Bank), the country’s designation by the International Monetary Fund as an emerging market, or the country's inclusion in an emerging market index. Emerging market countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe. Debt instruments include corporate debt instruments, foreign government securities, U.S. Government securities, and other obligations to repay money borrowed.

MFS generally considers the issuer of a security or other investment to be tied economically to emerging market countries if: (i) the security or other investment is issued or guaranteed by the government of an emerging market country or any of its agencies, authorities or instrumentalities; (ii) the issuer is organized under the laws of, and maintains a principal office in, an emerging market country; (iii) the issuer has its principal securities trading market in an emerging market country; (iv) a third party has identified an emerging market country as the issuer’s “country of risk”; (v) the issuer is included in an index which is representative of emerging market countries; (vi) the issuer derives 50% or more of its total revenues from goods sold or services performed in emerging market countries; or (vii) the issuer has 50% or more of its assets in emerging market countries.

MFS may also invest the fund’s assets in debt instruments of issuers that are not tied economically to emerging market countries.

MFS may invest up to 100% of the fund’s assets in below investment grade quality debt instruments.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS allocates the fund's assets across countries primarily based on fundamental economic and financial analysis of the creditworthiness of each country and the relative values of countries' external debt, currencies, and local market debt. In selecting investments, MFS may consider economic and financial fundamentals, liquidity, duration, yield curve positioning, relative value, and other factors. Quantitative tools that systematically evaluate these and other factors may also be considered. MFS may also consider environmental, social, and governance (ESG) factors

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MFS Lifetime 2045 Fund

in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Emerging Markets Debt Local Currency Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in debt instruments of issuers that are tied economically to emerging market countries and denominated in local currencies, and derivative instruments with similar economic characteristics to these instruments. Emerging markets are countries determined to have emerging market economies based on factors that demonstrate the country's financial and capital markets are in the development phase, including whether a particular country has a low- to middle-income economy according to the International Bank for Reconstruction and Development (the World Bank), the country’s designation by the International Monetary Fund as an emerging market, or the country's inclusion in an emerging market index. Emerging market countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe. Examples of emerging market countries include, but are not limited to, Argentina, Brazil, Chile, Hungary, India, Indonesia, Mexico, Panama, the People’s Republic of China, Peru, Poland, Saudi Arabia, South Africa, South Korea, Taiwan, and Thailand. Debt instruments include foreign government securities, U.S. Government securities, inflation-adjusted debt instruments, corporate debt instruments, and other obligations to repay money borrowed.

MFS generally considers the issuer of a security or other investment to be tied economically to emerging market countries if: (i) the security or other investment is issued or guaranteed by the government of an emerging market country or any of its agencies, authorities or instrumentalities; (ii) the issuer is organized under the laws of, and maintains a principal office in, an emerging market country; (iii) the issuer has its principal securities trading market in an emerging market country; (iv) a third party has identified an emerging market country as the issuer’s “country of risk”; (v) the issuer is included in an index which is representative of emerging market countries; (vi) the issuer derives 50% or more of its total revenues from goods sold or services performed in emerging market countries; or (vii) the issuer has 50% or more of its assets in emerging market countries.

MFS may also invest the fund’s assets in debt instruments of issuers and derivative instruments that are not tied economically to emerging market countries.

MFS generally focuses on foreign government and government-related debt instruments, but may also invest the fund’s assets in corporate debt instruments.

MFS may invest up to 100% of the fund’s assets in below investment grade quality debt instruments.

MFS normally invests the fund's assets across different countries and regions, but MFS may invest a significant percentage of the fund's assets in issuers in a single country or region.

The fund is a non-diversified fund. This means that MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS allocates the fund's assets across countries primarily based on fundamental economic and financial analysis of the creditworthiness of each country and the relative values of countries' external debt, currencies, and local market debt. In selecting investments, MFS may consider economic and financial fundamentals, liquidity, duration, yield curve positioning, relative value, and other factors. Quantitative tools that systematically evaluate these and other factors may also be considered. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Global Opportunistic Bond Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in debt instruments of U.S. and foreign issuers, including emerging markets issuers. Debt instruments include U.S. Government securities, corporate debt instruments, foreign government securities, securitized instruments (including mortgage-backed securities and other asset-backed securities), and other obligations to repay money borrowed.

While MFS may invest the fund’s assets in debt instruments of any type, MFS generally focuses on debt instruments of issuers located in developed markets.

MFS generally focuses on investment grade quality debt instruments, but may also invest the fund’s assets in below investment grade quality debt instruments.

MFS normally enters into currency hedging transactions using derivatives to reduce the fund’s foreign currency exposure such that the fund is primarily exposed to the U.S. dollar.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region. MFS generally invests the fund's assets in at least three different countries and invests a percentage of the fund's net assets in securities of foreign issuers equal to at least the lesser

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MFS Lifetime 2045 Fund

of 40% or the percentage of foreign issuers in the Bloomberg Global Aggregate Index (USD Hedged) less 15%.

MFS may invest up to 35% of the fund’s assets in any industry that accounts for more than 20% of the global bond market as measured by an index determined by MFS to be an appropriate measure of the global bond market, currently the Bloomberg Global Aggregate Index (USD Hedged).

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector and regional allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Government Securities Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in U.S. Government securities. U.S. Government securities are securities issued or guaranteed by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity, including mortgage-backed securities and other types of securitized instruments issued or guaranteed by such entities. MFS may also invest the fund's assets in other debt instruments.

MFS generally invests substantially all of the fund’s assets in investment grade quality debt instruments.

MFS may purchase or sell securities for the fund on a when-issued, delayed delivery, or forward commitment basis where payment and delivery take place at a future settlement date, including mortgage-backed securities purchased or sold in the to be announced (TBA) market. When MFS sells securities for the fund on a when-issued, delayed delivery, or forward commitment basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the deliverable securities.

MFS may invest the fund’s assets in foreign securities.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS uses an active investment approach in managing the fund that combines top-down considerations and bottom-up fundamental investment analysis to make decisions about sector allocations, duration and yield curve positioning, and security selection. Top-down considerations include macroeconomic factors such as interest rates, U.S. growth and inflation trends, fiscal and monetary policies, longer-term structural shifts in the economy, regulatory trends, and tail risks (i.e., risks associated with extreme events of relatively low probability, but potentially significant market impact). Bottom-up factors considered may include an instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. For mortgage-backed securities, additional factors such as prepayment risk and mortgage pool characteristics may also be evaluated. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. In addition, market technicals are typically considered in determining sector allocations and specific security selection. Market technicals include, but are not limited to, bond supply and demand dynamics, liquidity, and trading patterns. Quantitative screening tools may also be considered in determining the fund’s portfolio positioning.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes. In addition, derivative instruments that provide investment exposure to the investments subject to the fund’s 80% policy or to one or more of the market risk factors associated with the fund’s 80% policy may be counted in meeting such policy.

MFS High Income Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in high income debt instruments. Debt instruments include corporate debt instruments, foreign government securities, floating rate loans, and other obligations to repay money borrowed. High income debt instruments are debt instruments that are below investment grade quality. Below investment grade quality debt instruments are debt instruments rated BB+ or lower by S&P or Fitch, or Ba1 or lower by Moody’s, or comparably rated by another Nationally Recognized Statistical Rating Organization ("NRSRO"). A debt instrument will be considered unrated if none of these NRSROs have assigned a rating. In cases where a rating for an individual security is not available, MFS may assign a rating to the security

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MFS Lifetime 2045 Fund

based on the methodology referenced above with respect to the issuer of such security.

MFS may invest the fund’s assets in other types of debt instruments.

MFS may invest up to 100% of the fund’s assets in below investment grade quality debt instruments.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of the issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes. In addition, derivative instruments that provide investment exposure to the investments subject to the fund's 80% policy or to one or more of the market risk factors associated with the fund's 80% policy may be counted in meeting such policy.

MFS Inflation-Adjusted Bond Fund

Investment Objective

The fund’s investment objective is to seek total return that exceeds the rate of inflation over the long-term, with an emphasis on current income, but also considering capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in inflation-adjusted debt instruments and other instruments with similar economic characteristics. Inflation-adjusted debt instruments are debt instruments whose principal and/or interest payments are adjusted for realized inflation.

MFS generally focuses the fund’s investments in inflation-adjusted debt instruments issued by the U.S. Treasury. MFS may also invest the fund’s assets in other inflation-adjusted debt instruments and non-inflation-adjusted debt instruments, including corporate debt instruments, foreign government securities, securitized instruments, and other debt instruments.

MFS generally invests substantially all of the fund’s assets in investment grade quality debt instruments.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS may invest the fund’s assets in foreign securities.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS uses an active investment approach in managing the fund that combines top-down considerations and bottom-up fundamental investment analysis to make decisions about sector allocations, duration and yield curve positioning, and security selection. Top-down considerations include macroeconomic factors such as interest rates, U.S. growth and inflation trends, fiscal and monetary policies, longer-term structural shifts in the economy, regulatory trends, and tail risks (i.e., risks associated with extreme events of relatively low probability, but potentially significant market impact). Bottom-up factors considered may include an instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. In addition, market technicals are typically considered in determining sector allocations and specific security selection. Market technicals include, but are not limited to, bond supply and demand dynamics, liquidity, and trading patterns. Quantitative screening tools may also be considered in determining the fund’s portfolio positioning.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Limited Maturity Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital preservation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in debt instruments.

The fund’s dollar-weighted average effective maturity will normally not exceed five years. In determining an instrument’s effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a call, put, pre-refunding, prepayment or redemption provision, or an adjustable coupon) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

MFS generally invests substantially all of the fund’s assets in investment grade quality debt instruments.

MFS invests the fund’s assets in U.S. securities and U.S. dollar-denominated foreign securities, which may include emerging market securities.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant

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MFS Lifetime 2045 Fund

percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of the issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, and labor practices. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

MFS Total Return Bond Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in debt instruments. Debt instruments include corporate bonds, U.S. Government securities, foreign government securities, securitized instruments (including mortgage-backed securities and other asset-backed securities), municipal instruments, and other obligations to repay money borrowed.

MFS primarily invests the fund’s assets in investment grade quality debt instruments, but may also invest the fund's assets in below investment grade quality debt instruments.

MFS may purchase or sell securities for the fund on a when-issued, delayed delivery, or forward commitment basis where payment and delivery take place at a future settlement date, including mortgage-backed securities purchased or sold in the to be announced (TBA) market. When MFS sells securities for the fund on a when-issued, delayed delivery, or forward commitment basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the deliverable securities.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of the issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, and labor practices. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes. In addition, derivative instruments that provide investment exposure to the investments subject to the fund’s 80% policy or to one or more of the market risk factors associated with the fund’s 80% policy may be counted in meeting such policy.

Money Market Fund:

MFS Institutional Money Market Portfolio

Investment Objective

The fund’s investment objective is to seek current income consistent with preservation of capital and liquidity. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets in U.S. dollar-denominated money market instruments and repurchase agreements.

The fund does not seek to maintain a stable share price. In buying and selling investments for the fund, MFS follows U.S. Securities and Exchange Commission rules for money market funds regarding credit quality, diversification, liquidity, and maturity.

The fund is only offered to certain investment companies advised by MFS.

International Equity Funds:

MFS® Blended Research® Emerging Markets Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

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MFS Lifetime 2045 Fund

Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments in issuers economically tied to emerging market countries based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the MSCI Emerging Markets Index.

MFS normally invests at least 80% of the fund’s net assets in equity securities of issuers that are tied economically to emerging market countries. Emerging markets are countries determined to have emerging market economies based on factors that demonstrate the country's financial and capital markets are in the development phase, including whether a particular country has a low- to middle-income economy according to the International Bank for Reconstruction and Development (the World Bank), the country’s designation by the International Monetary Fund as an emerging market, or the country's inclusion in an emerging market index. Emerging market countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe. Examples of emerging market countries include, but are not limited to, Argentina, Brazil, Chile, Hungary, India, Indonesia, Mexico, Panama, the People’s Republic of China, Peru, Poland, Saudi Arabia, South Africa, South Korea, Taiwan, and Thailand. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS generally considers the issuer of a security or other investment to be tied economically to emerging market countries if: (i) the security or other investment is issued or guaranteed by the government of an emerging market country or any of its agencies, authorities or instrumentalities; (ii) the issuer is organized under the laws of, and maintains a principal office in, an emerging market country; (iii) the issuer has its principal securities trading market in an emerging market country; (iv) a third party has identified an emerging market country as the issuer’s “country of risk”; (v) the issuer is included in an index which is representative of emerging market countries; (vi) the issuer derives 50% or more of its total revenues from goods sold or services performed in emerging market countries; or (vii) the issuer has 50% or more of its assets in emerging market countries.

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers’ qualitative assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 2% compared to the MSCI Emerging Markets Index. Tracking error generally measures how the differences between the fund's returns and the MSCI Emerging Markets Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to the applicable index. Third-party quantitative risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS® Blended Research® International Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the MSCI All Country World (ex-US) Index.

MFS normally invests at least 80% of the fund’s net assets in equity securities. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS normally invests the fund’s assets primarily in foreign securities, including emerging market securities.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

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MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers' qualitative assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 2% compared to the MSCI All Country World (ex-US) Index. Tracking error generally measures how the differences between the fund's returns and the MSCI All Country World (ex-US) Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to the applicable index. Third-party quantitative risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Emerging Markets Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in equity securities of issuers that are tied economically to emerging market countries. Emerging markets are countries determined to have emerging market economies based on factors that demonstrate the country's financial and capital markets are in the development phase, including whether a particular country has a low- to middle-income economy according to the International Bank for Reconstruction and Development (the World Bank), the country’s designation by the International Monetary Fund as an emerging market, or the country's inclusion in an emerging market index. Emerging market countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS generally considers the issuer of a security or other investment to be tied economically to emerging market countries if: (i) the security or other investment is issued or guaranteed by the government of an emerging market country or any of its agencies, authorities or instrumentalities; (ii) the issuer is organized under the laws of, and maintains a principal office in, an emerging market country; (iii) the issuer has its principal securities trading market in an emerging market country; (iv) a third party has identified an emerging market country as the issuer’s “country of risk”; (v) the issuer is included in an index which is representative of emerging market countries; (vi) the issuer derives 50% or more of its total revenues from goods sold or services performed in emerging market countries; or (vii) the issuer has 50% or more of its assets in emerging market countries.

MFS may also invest the fund’s assets in equity securities of issuers that are not tied economically to emerging market countries.

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS International Growth Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in growth companies. Growth companies are companies that MFS believes have above average earnings growth potential compared to other companies. MFS considers a number of factors when determining a company’s growth potential, including whether (i) the issuer is included in an index that is representative of growth companies; (ii) the issuer is classified as a growth company by an

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independent third party financial data provider; and/or (iii) the issuer exhibits the characteristics of a growth company, considering metrics such as historical and/or projected growth rates relative to the applicable equity market. Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS International Intrinsic Equity Fund

(Formerly, MFS International Intrinsic Value Fund)

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 80% of the fund’s net assets in equity securities. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies. In managing the fund, MFS assesses the intrinsic valuation of issuers by considering the full context of how a company's cash flows are generated. MFS focuses on companies it believes have conservative balance sheets, sustainable competitive advantages, high returns on capital, and/or the ability to weather economic downturns, among other factors. Many of the factors considered by MFS in assessing issuers are qualitative in nature and require subjective judgment and interpretation.

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease currency exposure.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS International New Discovery Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with small to medium capitalizations.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may

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include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS Research International Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in securities of companies of any size.

In conjunction with a team of investment research analysts, sector leaders select investments for the fund. MFS generally manages the fund to be sector neutral to the MSCI EAFE (Europe, Australasia, Far East) Index using MFS' custom industry and sector categories to classify the fund and the MSCI EAFE (Europe, Australasia, Far East) Index's holdings.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

U.S. Equity Funds:

MFS® Blended Research® Core Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the Standard & Poor's 500 Stock Index.

MFS normally invests at least 80% of the fund’s net assets in equity securities. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers’ qualitative assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 2% compared to the Standard & Poor's 500 Stock Index. Tracking error generally measures how the differences between the fund's returns and the Standard & Poor's 500 Stock Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to the applicable index. Third-party quantitative

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risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS® Blended Research® Growth Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the Russell 1000® Growth Index, which represents the fund's investment universe.

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 80% of the fund’s net assets in equity securities of growth companies. Growth companies are companies that MFS believes have above average earnings growth potential compared to other companies. MFS considers a number of factors when determining a company’s growth potential, including whether (i) the issuer is included in an index that is representative of growth companies; (ii) the issuer is classified as a growth company by an independent third party financial data provider; and/or (iii) the issuer exhibits the characteristics of a growth company, considering metrics such as historical and/or projected growth rates relative to the applicable equity market. Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

The fund is a non-diversified fund. This means that MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers' qualitative assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 2% compared to the Russell 1000® Growth Index. Tracking error generally measures how the differences between the fund's returns and the Russell 1000® Growth Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to an index that represents the fund's investment universe. Third-party quantitative risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS® Blended Research® Mid Cap Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the Russell Midcap® Index, which represents the fund's investment universe.

MFS normally invests at least 80% of the fund’s net assets in equity securities of issuers with medium market capitalizations. MFS defines medium market capitalization companies as issuers that (i) have market capitalizations within the capitalization range of the Russell Midcap® Index over the past 12 months based on the current composition of the index and/or are (ii) classified as a medium capitalization company by an independent third party financial data provider. The market capitalization range of companies considered to have medium capitalizations based on the above criteria will change over time depending on market conditions. For illustrative purposes, as of December 31, 2025, the range of the market capitalizations of the issuers in the Russell Midcap® Index was between approximately $1.3 billion and $101.9 billion, and the fund’s average weighted market capitalization as of that date was $24.5 billion. Equity securities include common stocks, depositary receipts, equity interests in real estate investment trusts (REITs), and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the

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stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers' qualitative assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 3% compared to the Russell Midcap® Index. Tracking error generally measures how the differences between the fund's returns and the Russell Midcap® Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to an index that represents the fund's investment universe. Third-party quantitative risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS® Blended Research® Small Cap Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the Russell 2000® Index, which represents the fund's investment universe.

MFS normally invests at least 80% of the fund’s net assets in equity securities of issuers with small market capitalizations. MFS defines small market capitalization companies as issuers that (i) have market capitalizations within the capitalization range of the Russell 2000® Index over the past 12 months based on the current composition of the index and/or are (ii) classified as a small capitalization company by an independent third party financial data provider. The maximum market capitalization of companies considered to have small capitalizations based on the above criteria will change over time depending on market conditions. For illustrative purposes, as of December 31, 2025, the range of the market capitalizations of the issuers in the Russell 2000® Index was between approximately $5.0 million and $31.3 billion, and the fund’s average weighted market capitalization as of that date was $5.2 billion. Equity securities include common stocks, depositary receipts, equity interests in real estate investment trusts (REITs), and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers' qualitative

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assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 3% compared to the Russell 2000® Index. Tracking error generally measures how the differences between the fund's returns and the Russell 2000® Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to an index that represents the fund's investment universe. Third-party quantitative risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS® Blended Research® Value Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the Russell 1000® Value Index, which represents the fund's investment universe.

MFS normally invests at least 80% of the fund’s net assets in equity securities of value companies. Value companies are companies that MFS believes are undervalued compared to their perceived worth in the marketplace. MFS considers a number of factors when determining whether a company is undervalued, including whether (i) the issuer is included in an index which is representative of value companies; (ii) the issuer is classified as a value company by an independent third party financial data provider and/or (iii) the issuer exhibits the characteristics of a value company, considering metrics such as such as price-to-book ratio, price-to-earnings ratio, and dividend yield relative to the applicable equity market. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. Equity securities include common stocks, depositary receipts, equity interests in real estate investment trusts (REITs), and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers’ qualitative assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 2% compared to the Russell 1000® Value Index. Tracking error generally measures how the differences between the fund's returns and the Russell 1000® Value Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to an index that represents the fund's investment universe. Third-party quantitative risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Growth Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in growth companies. Growth companies are companies that MFS believes have above average potential with respect to the rate and duration of earnings growth compared to other companies. MFS considers a number of factors when determining a company’s growth potential, including whether (i) the issuer is included in an index that is representative of growth companies; (ii) the issuer is classified as a growth company by an independent third party financial data provider; and/or (iii) the issuer exhibits the characteristics of a growth company, considering metrics such as historical and/or projected growth rates relative to the applicable equity market. Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

MFS normally invests the fund’s assets primarily in equity securities.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

B-12

MFS Lifetime 2045 Fund

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

The fund is a non-diversified fund. This means that MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Mid Cap Growth Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in growth companies with medium market capitalizations. MFS defines medium market capitalization companies as issuers that (i) have market capitalizations within the capitalization range of the Russell Midcap® Index over the past 12 months based on the current composition of the index and/or are (ii) classified as a medium capitalization company by an independent third party financial data provider. The market capitalization range of companies considered to have medium capitalizations based on the above criteria will change over time depending on market conditions. For illustrative purposes, as of November 30, 2025, the range of the market capitalizations of the issuers in the Russell Midcap® Index was between approximately $956.3 million and $115.7 billion, and the fund’s average weighted market capitalization as of that date was $39.3 billion. Growth companies are companies that MFS believes have above average potential with respect to the rate and duration of earnings growth compared to other companies. MFS considers a number of factors when determining a company’s growth potential, including whether (i) the issuer is included in an index that is representative of growth companies; (ii) the issuer is classified as a growth company by an independent third party; and/or (iii) the issuer exhibits the characteristics of a growth company, considering metrics such as historical and/or projected growth rates relative to the applicable equity market. Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

MFS normally invests the fund’s assets primarily in equity securities.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Mid Cap Value Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in value companies with medium market capitalizations.

MFS defines medium market capitalization companies as issuers that (i) have market capitalizations within the capitalization range of the Russell Midcap® Index over the past 12 months based on the current composition of the index and/or are (ii) classified as a medium capitalization company by an independent third party financial data provider. The market capitalization range of companies considered to have medium capitalizations based on the above criteria will change over time depending on market conditions. For illustrative purposes, as of December 31, 2025, the range of the market capitalizations of the issuers in the Russell Midcap® Index was between approximately $1.3 billion and $101.9 billion, and the fund’s average weighted market capitalization as of that date was $24.4 billion.

Value companies are companies that MFS believes are undervalued compared to their perceived worth in the marketplace. MFS considers a number of factors when determining whether a company is undervalued, including whether (i) the issuer is included in an index which is representative of value companies; (ii) the issuer is classified as a value company by an independent third party financial data provider and/or (iii) the issuer exhibits the characteristics of a value company, considering metrics such as such as price-to-book ratio, price-to-earnings ratio, and dividend yield relative to the applicable equity market. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

MFS normally invests the fund’s assets primarily in equity securities.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

B-13

MFS Lifetime 2045 Fund

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS New Discovery Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with small capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS New Discovery Value Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in value companies. Value companies are companies that MFS believes are undervalued compared to their perceived worth in the marketplace. MFS considers a number of factors when determining whether a company is undervalued, including whether (i) the issuer is included in an index which is representative of value companies; (ii) the issuer is classified as a value company by an independent third party financial data provider and/or (iii) the issuer exhibits the characteristics of a value company, considering metrics such as historical and/or projected price-to-book, price-to-earnings, and price-to-cash flow ratios, enterprise value (the total value of the issuer’s outstanding equity and debt) relative to earnings, and free cash flow yield compared to the applicable equity market and/or to issuers in the same sector or industry. In assessing the relative value of an issuer, MFS may also consider measures of financial quality, such as indicators of profitability (i.e., return on equity and return on invested capital), balance sheet strength (including leverage and interest coverage ratios), and capital allocation discipline. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

MFS normally invests the fund’s assets primarily in equity securities.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with small capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Research Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

B-14

MFS Lifetime 2045 Fund

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in equity securities.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

In conjunction with a team of investment research analysts, sector leaders select investments for the fund. MFS generally manages the fund to be sector neutral to the Standard & Poor's 500 Stock Index using MFS' custom industry and sector categories to classify the fund and the Standard & Poor's 500 Stock Index's holdings.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS Value Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in value companies. Value companies are companies that MFS believes are undervalued compared to their perceived worth in the marketplace. MFS considers a number of factors when determining whether a company is undervalued, including whether (i) the issuer is included in an index which is representative of value companies; (ii) the issuer is classified as a value company by an independent third party and/or (iii) the issuer exhibits the characteristics of a value company, considering metrics such as such as price-to-book ratio, price-to-earnings ratio, and dividend yield relative to the applicable equity market. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

MFS normally invests the fund’s assets primarily in equity securities.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

Non-Traditional Funds:

MFS Commodity Strategy Fund

Investment Objective

The fund’s investment objective is to seek total return. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund’s objective by providing exposure to the commodities markets through investing in commodity-linked derivatives rather than investing directly in commodities. Commodities are economic goods that are typically the product of agriculture, mining, or primary industrial processes. Commodities include, but are not limited to, grains, beef, oil, natural gas, grains, beef, and industrial and precious metals.

MFS expects to gain exposure to the commodities markets by investing in MFS Commodity Strategy Portfolio. MFS Commodity Strategy Portfolio gains exposure to the commodities markets by investing in commodity-linked derivatives such as commodity-linked futures, options, and/or swaps. MFS may invest up to 25% of the fund's assets (at the time of purchase) in MFS Commodity Strategy Portfolio.

MFS Commodity Strategy Portfolio's investments in commodity-linked derivatives are leveraged (i.e., involves investment exposure greater than the amount of the investment). MFS expects the fund's exposure to the commodities markets to be approximately equivalent to investing all of the fund's investments in commodity-linked derivatives on an unleveraged basis.

MFS allocates MFS Commodity Strategy Portfolio's investments in commodity-linked derivatives primarily based on its proprietary quantitative models. Factors considered by the quantitative models may include valuation, momentum, and economic and behavioral data. MFS may also consider current market conditions, its qualitative assessment of the risk/return characteristics of commodities and commodity sectors, and other factors in structuring MFS Commodity Strategy Portfolio's portfolio.

B-15

MFS Lifetime 2045 Fund

MFS normally allocates the MFS Commodity Strategy Portfolio's commodity exposure across different commodities and commodity sectors, but MFS may expose a significant percentage of the MFS Commodity Strategy Portfolio's assets to a particular commodity or commodity sector or a limited number of commodities or commodity sectors.

MFS generally invests substantially all of the fund's assets not invested in MFS Commodity Strategy Portfolio in U.S. and foreign debt instruments. In addition, MFS Commodity Strategy Portfolio may also invest in U.S. and foreign debt instruments. Of the fund’s direct and indirect investments in debt instruments, MFS generally invests substantially all of these investments in investment grade quality debt instruments.

MFS normally invests the fund's direct and indirect investments in debt instruments across different countries and regions, but MFS may invest a significant percentage of the fund's assets in issuers in a single country or region.

In addition to the commodity-linked derivatives used by MFS Commodity Strategy Portfolio as described above, MFS may use other types of derivatives for any investment purpose in managing the fund and/or MFS Commodity Strategy Portfolio. To the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, and swaps.

Some portion of the fund's and MFS Commodity Strategy Portfolio's assets may be held in cash and/or debt instruments due to collateral requirements for the fund's and MFS Commodity Strategy Portfolio's investments in derivatives.

MFS uses an active bottom-up investment approach to buying and selling debt investments for the fund. Debt investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered.

MFS Global Real Estate Fund

Investment Objective

The fund’s investment objective is to seek total return. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in U.S. and foreign real estate-related investments. Real estate-related investments are issuers that are principally engaged in real estate activities and/or providing products and services related to the real estate sector, including (i) real estate investment trusts (REITs); (ii) issuers similar to REITs formed under the laws of non-U.S. countries; (iii) issuers included in an index that is representative of real estate-related investments; (iv) issuers that a third party has given the issuer an industry or sector classification consistent with real estate-related activities; and (v) other issuers that earn at least 50% of their gross revenues or net profits from real estate activities or from products or services related to the real estate sector. Real estate activities include owning, developing, managing, or acting as a broker for real estate. Examples of real estate products or services include building supplies and mortgage servicing.

MFS normally invests the fund’s assets primarily in equity securities.

MFS generally focuses the fund’s investments in equity REITs as well as similar entities formed under the laws of non-U.S. countries, but may also invest the fund’s assets in mortgage REITs, hybrid REITs and other U.S. and foreign real estate-related investments, including emerging market real estate-related investments.

MFS may invest the fund’s assets in real estate-related investments of any size. However, issuers of real estate-related investments tend to have small-to-medium market capitalizations.

MFS normally allocates the fund’s investments across different REIT managers and property types, such as apartments, retail properties, office buildings, hotels, industrial properties, health care facilities, storage facilities, manufactured housing and special use facilities, but may from time to time focus the fund’s investments in any one or a few of these areas.

MFS normally invests the fund's assets across different countries and regions, but MFS may invest a significant percentage of the fund's assets in issuers in a single country or region.

MFS generally invests the fund's assets in at least three different countries and invests a percentage of the fund's net assets in securities of foreign issuers equal to at least the lesser of 40% or the percentage of foreign issuers in the FTSE EPRA Nareit Developed Real Estate Index less 15%.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered in selecting investments for the fund may include an issuer's management ability, cash flows, price/funds from operations ratio, dividend yield and payment history, price/net asset value ratio, market price, and the ability of an issuer to grow from operations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, an issuer's governance structure and practices, social issues such as diversity and labor practices, and environmental issues such as physical and transition risks related to changes in climate.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

B-16

MFS Lifetime 2045 Fund

MFS Lifetime 2045 Fund

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 111 Huntington Avenue, Boston, MA 02199, Attention: Fund Secretary. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate, and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS Lifetime 2045 Fund, the following documents are available free upon request:

Annual/Semiannual Reports and Form N-CSR Filings. The fund’s annual and semiannual shareholder reports and Form N-CSR contain information about the fund’s actual investments. Annual shareholder reports discuss the effect of recent market conditions and investment strategies on the fund’s performance during its last fiscal year. Form N-CSR includes the fund’s annual and semiannual financial statements.

Statement of Additional Information (SAI). The SAI, dated August 28, 2026, as may be amended or supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the SAI, annual/semiannual shareholder reports, fund financial statements, and other information about the fund, including current net asset values per share, and make inquiries about the fund, by contacting:

Internet: mfs.com

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

Telephone: 1-800-225-2606

Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

The fund’s Investment Company Act file number is 811-21780.

HOW TO CONTACT US

Website mfs.com MFS TALK 1-800-637-8255 24 hours a day	Account service and literature Shareholders 1-800-225-2606 Investment professionals 1-800-343-2829 Retirement plan services 1-800-637-1255	Mailing address MFS Service Center, Inc. P.O. Box 219341 Kansas City, MO 64121-9341 Overnight mail MFS Service Center, Inc. Suite 219341 801 Pennsylvania Avenue Kansas City, MO 64105-1307

August 28, 2026

PROSPECTUS

MFS® Lifetime® 2050 Fund

The investment objective of the fund is to seek a high level of total return consistent with its asset allocation until the approximate retirement year in the fund's name; thereafter, the fund will seek total return through a combination of current income and capital appreciation. The asset allocation of the fund will change over time.

CLASS	TICKER SYMBOL
Class A	MFFSX
Class B	MFFRX
Class C	MFFDX
Class I	MFFIX
Class R1	MFFMX
Class R2	MFFNX
Class R3	MFFOX
Class R4	MFFPX
Class R6	MFFKX

The U.S. Securities and Exchange Commission (the SEC) has not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

ML5-PRO-082826

MFS Lifetime 2050 Fund

Summary of Key Information

Investment Objective

The fund’s investment objective is to seek a high level of total return consistent with its asset allocation until the approximate retirement year in the fund's name; thereafter, the fund will seek total return through a combination of current income and capital appreciation. The asset allocation of the fund will change over time.

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 16 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):
Share Class	A	B	C	I	R1	R2	R3	R4	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%#	4.00%	1.00%	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Share Class	A	B	C	I	R1	R2	R3	R4	R6
Management Fee	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None	1.00%	0.50%	0.25%	None	None
Other Expenses	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.06%
Acquired (Underlying) Fund Fees and Expenses	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%
Total Annual Fund Operating Expenses	0.99%	1.74%	1.74%	0.74%	1.74%	1.24%	0.99%	0.74%	0.60%
Fee Reductions, Expense Reimbursements and/or MFS Payments[1]	(0.20)%	(0.20)%	(0.20)%	(0.20)%	(0.20)%	(0.20)%	(0.20)%	(0.20)%	(0.20)%
Total Annual Fund Operating Expenses After Fee Reductions, Expense Reimbursements and/or MFS Payments	0.79%	1.54%	1.54%	0.54%	1.54%	1.04%	0.79%	0.54%	0.40%

# This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

1 Massachusetts Financial Services Company (MFS) has agreed in writing to bear the fund's expenses, excluding management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, investment-related expenses, and fees and expenses associated with investments in investment companies and other similar investment vehicles, or make payment to the fund, such that "Other Expenses" do not exceed 0.00% of the class' average daily net assets annually for each of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 shares, and (0.14)% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2027.

2

MFS Lifetime 2050 Fund

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$651	$853	$1,072	$1,701
Class B Shares assuming[1]
redemption at end of period	$557	$829	$1,125	$1,836
no redemption at end of period	$157	$529	$925	$1,836
Class C Shares assuming[1]
redemption at end of period	$257	$529	$925	$1,836
no redemption at end of period	$157	$529	$925	$1,836
Class I Shares	$55	$216	$392	$900
Class R1 Shares	$157	$529	$925	$2,035
Class R2 Shares	$106	$374	$662	$1,482
Class R3 Shares	$81	$295	$528	$1,195
Class R4 Shares	$55	$216	$392	$900
Class R6 Shares	$41	$172	$315	$731

1 Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies

The fund is designed to provide diversification among different asset classes for investors with the approximate retirement year in the fund's name. MFS (Massachusetts Financial Services Company, the fund's investment adviser) invests substantially all of the fund's assets in other MFS mutual funds, referred to as underlying funds.

MFS selects the asset class allocations based on a strategic asset allocation process that takes into account a variety of factors, including historical risk and performance, projected performance, and other factors. MFS’ analyses of projected performance are primarily based on quantitative models using various inputs such as valuation metrics, growth rates, profitability, yields, and inflation. MFS may also consider current market conditions, its qualitative assessment of the risk/return characteristics of asset classes, and other factors in determining these allocations.

MFS employs the strategic asset allocation process described above to determine the amount of the fund's assets invested in (1) underlying funds that invest primarily in equity securities (“Equity Funds”) and underlying funds that provide exposure to less traditional asset classes, currently real estate and commodities (“Non-Traditional Funds”) and (2) underlying funds that invest primarily in debt instruments (“Bond Funds”) and an underlying fund that invests in cash and/or cash equivalents (“Money Market Fund”).

MFS selects the underlying funds within each asset class based on underlying fund classifications, historical risk, historical and projected performance of the represented asset classes, as well as other factors.

Within the Equity Fund allocation, MFS seeks to diversify by geography (by including domestic and international underlying funds, including emerging market underlying funds), in terms of market capitalization (by including large, mid, and small capitalization underlying funds) and by style (by including both growth and value underlying funds). A portion of the fund’s assets is also allocated to Non-Traditional Funds (i.e., asset classes less correlated to the overall equity and debt markets), which MFS believes provides further diversification benefits.

Within the Bond Fund allocation, MFS includes underlying funds with varying degrees of geographic (potentially including emerging market), interest rate and credit exposure, including exposure to below investment grade quality debt instruments. A portion of the fund’s assets may also be allocated to the Money Market Fund.

MFS normally invests the underlying funds’ assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the underlying funds' assets in issuers in a single industry, sector, country, or region.

As of August 1, 2026, the fund’s approximate long-term strategic allocation among asset classes was:

Equity Funds and Non-Traditional Funds	94%
Bond Funds and Money Market Fund	6%

All percentages are rounded to the nearest percent.

MFS may deviate from the long-term strategic allocations set forth above; however, any deviation from the long-term strategic allocation is not expected to be greater than plus or minus 10% under normal market conditions. At no time, however, will the fund’s investments in Equity Funds and Non-Traditional Funds exceed 99%. Additionally, the fund’s allocation to Non-Traditional Funds will not typically exceed 20% of the fund’s assets.

As of August 1, 2026, the fund’s approximate strategic allocation among asset classes was:

Equity Funds and Non-Traditional Funds	93.5%
U.S. Equity Funds	55.1%
International Equity Funds	27.8%
Non-Traditional Funds	10.6%
Bond Funds and Money Market Fund	6.5%
Bond Funds	6.3%
Money Market Fund	0.3%

All percentages are rounded to the nearest tenth of a percent. As a result, the sum of the asset class allocations presented in the table may not total 100%.

The asset class allocations for the fund, as well as the underlying funds and their weightings, are based on an allocation strategy designed for investors with the approximate retirement year in the fund’s name. Investors should also consider their age, personal circumstances, risk tolerance, and overall investment strategy and

3

MFS Lifetime 2050 Fund

allocation. The asset allocation strategy will become increasingly conservative over time, shifting more weight from Equity Funds and Non-Traditional Funds to Bond Funds and the Money Market Fund.

Upon reaching its stated target year, the fund’s allocation strategy will be aligned with the allocation strategy of MFS Lifetime Income Fund. It is expected that the fund will be combined with MFS Lifetime Income Fund within five years of the date that its asset allocation strategy matches the asset allocation strategy of MFS Lifetime Income Fund. MFS Lifetime Income Fund is designed for investors who intend to withdraw assets over an extended period of time or who want an investment with an asset allocation mix similar to MFS Lifetime Income Fund's long-term strategic asset allocation. The chart below illustrates how the asset allocation strategy of the fund will change over time.

Principal Risks

As with any mutual  fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund, including near or after the target year. There is no guarantee that the fund will provide income at or through retirement. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Allocation Risk: MFS' assessment of the risk/return potential of asset classes and underlying funds, and the resulting allocation among asset classes and underlying funds, may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Underlying Funds Risk: MFS' strategy of investing in underlying funds exposes the fund to the risks of the underlying funds. Each underlying fund pursues its own investment objective and strategies and may not achieve its objective. In addition to the fees and expenses the fund bears directly, shareholders of the fund will indirectly bear the fees and expenses of the underlying funds.

Investment Selection Risk: MFS' investment analysis, including its assessment of the intrinsic valuation of issuers, its development and use of quantitative models, and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. The quantitative models used by MFS (both proprietary and third-party) may not produce the intended results for a variety of reasons, including the factors used in the models, the weight placed on each factor in the models, changes from the market factors' historical trends, changing sources of market return or market risk, and technical issues in the design, development, implementation, application, and maintenance of the models (e.g., incomplete, stale, or inaccurate data, human error, programming or other software issues, coding errors, and technology failures).

Equity Market Risk/Company Risk: Equity markets are volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general. Certain events can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market. The value of an investment held by the fund may decline due to factors directly related to the issuer.

Growth Company Risk: The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Value Company Risk: The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

Debt Market Risk: Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets or the debt markets generally. Certain events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or segment of a debt market.

Interest Rate Risk: In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities or durations, or that do not pay current interest.

Credit Risk: The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in, or perceptions of, the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. Debt instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could negatively affect the market value and liquidity of a debt instrument.

Below investment grade quality debt instruments (commonly referred to as “high yield securities” or “junk bonds”) can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the

4

MFS Lifetime 2050 Fund

issuer, or the market or economy in general, than higher quality debt instruments.

Prepayment/Extension Risk: Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Inflation-Adjusted Debt Instruments Risk: Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. In addition, inflation-adjusted debt instruments may lose value in the event the actual rate of inflation is different than the rate of the applicable inflation index. If inflation is negative, principal and income can both decline.

Focus Risk: Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions, and the fund's performance will be affected by the conditions in the industries, sectors, countries, and regions to which the fund is exposed. Furthermore, investments in particular industries, sectors, countries, or regions may be more volatile than the broader market as a whole.

Foreign Risk: Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These factors can make foreign investments, especially those tied economically to emerging markets or countries subject to sanctions or the threat of new or modified sanctions, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Emerging Markets Risk: Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.

Currency Risk: The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, and changes in currency exchange rates impact the financial condition of companies or other issuers and may change the value in U.S. dollars of investments denominated in foreign currencies.

Real Estate-Related Investment Risk: The risks of investing in real estate-related securities include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the real estate investment trust (REIT) manager; and other factors. The securities of smaller real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.

Commodity-Related Investments Risk: The value of commodity-related investments may be more volatile than the value of equity securities or debt instruments and may be affected by factors such as changes in overall market movements, commodity index volatility, changes in interest rates, currency fluctuations, geopolitical events, or factors affecting a particular industry or commodity. The price of a commodity-related investment may be affected by demand/supply imbalances in the market for the commodity.

When-Issued, Delayed Delivery, and Forward Commitment Transaction Risk: The purchaser in a when-issued, delayed delivery or forward commitment transaction assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued or delivered as anticipated. When-issued, delayed delivery, and forward commitment transactions can involve leverage. To be announced (TBA) transactions may significantly increase the fund's portfolio turnover rate.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Derivatives can involve leverage.

Leveraging Risk: Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk: Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Liquidity Risk: It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. Purchases of a large number of shares may adversely affect the fund's performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Class A Bar Chart. The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

5

MFS Lifetime 2050 Fund

The total return for the six-month period ended June 30, 2026, was 10.99%. During the period(s) shown in the bar chart, the highest quarterly return was 17.89% (for the calendar quarter ended June 30, 2020) and the lowest quarterly return was (21.22)% (for the calendar quarter ended March 31, 2020).

Performance Table.

Average Annual Total Returns

(For the Periods Ended December 31, 2025)

Share Class	1 YEAR	5 YEARS	10 YEARS
Returns Before Taxes
B Shares	11.13%	7.95%	9.63%
C Shares	14.17%	8.25%	9.63%
I Shares	16.33%	9.34%	10.58%
R1 Shares	15.17%	8.25%	9.48%
R2 Shares	15.74%	8.79%	10.03%
R3 Shares	16.03%	9.07%	10.30%
R4 Shares	16.27%	9.33%	10.57%
R6 Shares	16.45%	9.49%	10.72%
A Shares	9.30%	7.77%	9.64%
Returns After Taxes on Distributions
A Shares	7.30%	5.99%	8.25%
Returns After Taxes on Distributions and Sale of Fund Shares
A Shares	6.54%	5.59%	7.42%
Index Comparisons (Reflects no deduction for fees, expenses, or taxes)
Standard & Poor's 500 Stock Index	17.88%	14.42%	14.82%
MFS Lifetime 2050 Fund Blended Index	20.56%	11.50%	11.40%

As of December 31, 2025, the MFS Lifetime 2050 Fund Blended Index (the Blended Index) consisted of the following indices and weightings: 56.92% Standard & Poor's 500 Stock Index; 27.87% MSCI EAFE Index (net div); 5.25% Bloomberg U.S. Aggregate Bond Index; 4.98% Bloomberg Commodity Index; and 4.98% FTSE EPRA Nareit Developed Real Estate Index (net div). The components and weightings of the Blended Index may have differed during the periods and may differ in the future. The weightings of the Blended Index are designed to change systematically on a preset schedule and will differ over time.

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Benjamin Nastou	2023	Investment Officer and Chief Investment Officer-Quantitative Solutions of MFS
Natalie Shapiro	2018	Investment Officer of MFS
Erich Shigley	2023	Investment Officer of MFS

Purchase and Sale of Fund Shares

You may purchase and redeem shares of the fund each day the New York Stock Exchange (the NYSE) is open for trading. You may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or through MFS Service Center, Inc. (MFSC) by overnight mail (MFSC, Suite 219341, 801 Pennsylvania Avenue, Kansas City, MO 64105-1307), by mail ([Fund Name], P.O. Box 219341, Kansas City, MO 64121-9341), by telephone (1-800-225-2606), or via the Internet at mfs.com (MFS Access).

The fund’s initial and subsequent investment minimums generally are as follows:

Class	Initial Minimum	Subsequent Minimum
Class A, Class B, Class C	None – automatic investment plans and certain asset-based fee programs $25 – employer-sponsored retirement plans $250 – Traditional and Roth IRAs $1,000 – other accounts	$50 – by check and non-systematic written exchange request, and via MFSC telephone representatives None – other purchases
Class I, Class R1, Class R2, Class R3, Class R4, Class R6	None	None

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Purchases of Class R1 and Class R2 shares are closed to new eligible investors. Existing eligible investors can make additional purchases and reinvest distributions in Class R1 and Class R2 shares in any account open. Existing eligible investors may also exchange their Class R1 and Class R2 shares for the same share class of another MFS fund, open new Class R1 and Class R2 share accounts in other MFS funds, or transfer some or all of the shares in their account to another account and such account will be treated as an open account. Subject to the approval of the fund’s Board of

6

MFS Lifetime 2050 Fund

Trustees, the fund may in the future (i) close purchases of Class R1 and/or Class R2 shares to existing eligible investors; (ii) terminate and liquidate Class R1 and/or Class R2 shares; or (iii) convert Class R1 and/or Class R2 shares to another share class of the fund. Such actions may be undertaken without shareholder approval, but the fund expects to provide shareholders with at least 60 days’ notice before taking any such action.

Taxes

If your shares are held in a taxable account, the fund’s distributions will be taxed to you as ordinary income and/or capital gains. However, if your shares are held in a tax-advantaged account, you will generally be taxed only upon withdrawals from the account unless such an account allows for tax-free withdrawals.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker/dealer or other financial intermediary (such as a bank), the fund, MFS, and/or MFS’ affiliates may pay the financial intermediary for the sale of shares of the fund and/or the servicing of shareholder accounts. These payments may create a conflict of interest by influencing your broker/dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek a high level of total return consistent with its asset allocation until the approximate retirement year in the fund's name; thereafter, the fund will seek total return through a combination of current income and capital appreciation. The asset allocation of the fund will change over time. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

The fund is designed to provide diversification among different asset classes for investors with the approximate retirement year in the fund's name. MFS invests substantially all of the fund's assets in other MFS mutual funds, referred to as underlying funds.

MFS selects the asset class allocations based on a strategic asset allocation process that takes into account a variety of factors, including historical risk and performance, projected performance, and other factors. MFS’ analyses of projected performance are primarily based on quantitative models using various inputs such as valuation metrics, growth rates, profitability, yields, and inflation. MFS may also consider current market conditions, its qualitative assessment of the risk/return characteristics of asset classes, and other factors in determining these allocations.

MFS employs the strategic asset allocation process described above to determine the amount of the fund's assets invested in (1) underlying funds that invest primarily in equity securities (“Equity Funds”) and underlying funds that provide exposure to less traditional asset classes, currently real estate and commodities (“Non-Traditional Funds”) and (2) underlying funds that invest primarily in debt instruments (“Bond Funds”) and an underlying fund that invests in cash and/or cash equivalents (“Money Market Fund”). The asset class allocations provide an initial layer of diversification for the fund.

As of August 1, 2026, the fund’s approximate long-term strategic allocation among asset classes was:

Equity Funds and Non-Traditional Funds	94%
Bond Funds and Money Market Fund	6%

All percentages are rounded to the nearest percent.

MFS may deviate from the long-term strategic allocations set forth above; however, any deviation from the long-term strategic allocation is not expected to be greater than plus or minus 10% under normal market conditions. At no time, however, will the fund’s investments in Equity Funds and Non-Traditional Funds exceed 99%. Additionally, the fund’s allocation to Non-Traditional Funds will not typically exceed 20% of the fund’s assets.

As of August 1, 2026, the fund’s approximate strategic allocation among asset classes was:

Equity Funds and Non-Traditional Funds	93.5%
U.S. Equity Funds	55.1%
International Equity Funds	27.8%
Non-Traditional Funds	10.6%
Bond Funds and Money Market Fund	6.5%
Bond Funds	6.3%
Money Market Fund	0.3%

All percentages are rounded to the nearest tenth of a percent. As a result, the sum of the asset class allocations presented in the table may not total 100%.

MFS selects the underlying funds within each asset class based on underlying fund classifications, historical risk, historical and projected performance of the represented asset classes, as well as other factors. The selection process provides a second layer of diversification within the asset class allocations.

Within the Equity Fund allocation, MFS seeks to diversify by geography (by including domestic and international underlying funds, including emerging market underlying funds), in terms of market capitalization (by including large, mid, and small capitalization underlying funds) and by style (by including both growth and value underlying funds). A portion of the fund’s assets is also allocated to Non-Traditional Funds (i.e., asset classes less correlated to the overall equity and debt markets), which MFS believes provides further diversification benefits.

Within the Bond Fund allocation, MFS includes underlying funds with varying degrees of geographic (potentially including emerging market), interest rate and credit exposure, including exposure to below investment grade quality debt instruments. A portion of the fund’s assets may also be allocated to the Money Market Fund.

MFS normally invests the underlying funds' assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the underlying funds' assets in issuers in a single industry, sector, country, or region.

The asset class allocations for the fund, as well as the underlying funds and their weightings, are based on an allocation strategy designed for investors with the approximate retirement year in the fund's name. An investor should consider the year during which the investor expects to start drawing assets for retirement, which may or may not be the year in which the investor expects to retire. In addition, an investor should consider a number of other factors including the investor's age, how the fund will fit into an overall investment strategy and allocation, and whether the investor is looking for a more aggressive or more conservative allocation.

The asset allocation strategy for the fund will become increasingly conservative over time, shifting more weight from Equity Funds

7

MFS Lifetime 2050 Fund

and Non-Traditional Funds to Bond Funds and the Money Market Fund. As a result, the fund's allocation strategy will gradually become more aligned with the long-term strategic allocation strategy of MFS Lifetime Income Fund (approximate allocation of 71% in Bond Funds and the Money Market Fund and an approximate allocation of 29% in Equity Funds and Non-Traditional Funds as of August 1, 2026). MFS Lifetime Income Fund is designed for investors who intend to withdraw assets over an extended period of time or who want an investment with an asset allocation mix similar to MFS Lifetime Income Fund's long-term strategic asset allocation. Upon reaching its stated target year, a fund's allocation strategy will be aligned with the allocation strategy of MFS Lifetime Income Fund. It is expected that the Board of Trustees will combine, without a shareholder vote, the fund with MFS Lifetime Income Fund within five years of the date that the fund’s asset allocation strategy matches the asset allocation strategy of MFS Lifetime Income Fund. The chart below illustrates how the asset allocation strategy of the fund will change over time:

Following is the list of underlying funds and their approximate strategic allocation weightings as of August 1, 2026:

Equity Funds and Non-Traditional Funds	93.5%
U.S. Equity Funds:	55.1%
MFS Blended Research Core Equity Fund	4.6%
MFS Blended Research Growth Equity Fund	5.1%
MFS Blended Research Mid Cap Equity Fund	9.9%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Blended Research Value Equity Fund	5.5%
MFS Growth Fund	5.1%
MFS Mid Cap Growth Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.2%
MFS Research Fund	4.6%
MFS Value Fund	5.5%
International Equity Funds:	27.8%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Blended Research International Equity Fund	11.0%
MFS Emerging Markets Equity Fund	1.0%
MFS International Growth Fund	3.5%
MFS International Intrinsic Equity Fund[1]	3.5%
MFS International New Discovery Fund	3.9%
MFS Research International Fund	4.0%
Non-Traditional Funds:	10.6%
MFS Commodity Strategy Fund	5.2%
MFS Global Real Estate Fund	5.4%
Bond Funds and Money Market Fund	6.5%
Bond Funds:	6.3%
MFS Emerging Markets Debt Fund	0.3%
MFS Emerging Markets Debt Local Currency Fund	0.2%
MFS Global Opportunistic Bond Fund	0.3%
MFS High Income Fund	0.3%
MFS Inflation-Adjusted Bond Fund	2.7%
MFS Total Return Bond Fund	2.5%
Money Market Fund:	0.3%
MFS Institutional Money Market Portfolio	0.3%

1 Effective April 30, 2026, the name of MFS International Intrinsic Value Fund changed to MFS

International Intrinsic Equity Fund.

All percentages are rounded to the nearest tenth of a percent. As a result, the sum of the underlying fund allocations in each asset class may not equal the asset class allocations for such asset class, and the asset class and underlying fund allocations presented in the table may not total 100%.

MFS may allocate the fund’s assets among any number of the underlying funds listed in Appendix B of this prospectus at any time. A description of the underlying funds is also set forth in Appendix B of this prospectus. The fund’s underlying fund allocations may vary significantly over time, and the fund may be invested in some but not all of the underlying funds in Appendix B at any time.

Although the underlying funds listed in Appendix B are categorized generally as Equity Funds (U.S. or International), Non-Traditional Funds, Bond Funds or Money Market Fund, many of the underlying funds can invest in a mix of securities (e.g., a U.S. Equity Fund can invest in international stocks, or a Non-Traditional Fund can invest in stocks and/or bonds).

The asset class allocations and the underlying funds and their weightings are not designed to take advantage of short-term market opportunities and have been selected for investment over longer time periods. The asset class allocations and the underlying funds and their weightings may be changed without shareholder approval or notice. The actual weightings can also deviate due to market

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movements and cash flows. MFS systematically rebalances the fund's investments in the underlying funds to reflect the fund’s current strategic allocations.

Principal Investment Types of the Underlying Funds

The principal investment types in which the underlying funds may invest include:

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, equity interests in REITs, and depositary receipts for such securities.

Debt Instruments: Debt instruments represent obligations of corporations, governments, and other entities to repay money borrowed, or other instruments believed to have debt-like characteristics. The issuer or borrower usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Debt instruments generally trade in the over-the-counter market and can be less liquid than other types of investments, particularly during adverse market and economic conditions. During certain market conditions, debt instruments in some or many segments of the debt market can trade at a negative interest rate (i.e., the price to purchase the debt instrument is more than the present value of expected interest payments and principal due at the maturity of the instrument). Some debt instruments, such as zero coupon bonds or payment-in-kind bonds, do not pay current interest. Other debt instruments, such as certain mortgage-backed securities and other securitized instruments, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

Corporate Debt Instruments: Corporate debt instruments are debt instruments issued by corporations or similar entities.

U.S. Government Securities: U.S. Government securities are debt instruments issued or guaranteed as to the payment of principal and interest by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity, including mortgage-backed securities and other types of securitized instruments issued or guaranteed by such entities. Certain U.S. Government securities are not supported as to the payment of principal and interest by the full faith and credit of the U.S. Treasury or the ability to borrow from the U.S. Treasury. Some U.S. Government securities are supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security.

Foreign Government Securities: Foreign government securities are debt instruments issued, guaranteed, or supported, as to the payment of principal and interest, by foreign governments, foreign government agencies, foreign semi-governmental entities or supranational entities, or debt instruments issued by entities organized and operated for the purpose of restructuring outstanding foreign government securities. Foreign government securities may not be supported as to the payment of principal and interest by the full faith and credit of the foreign government.

Securitized Instruments: Securitized instruments are debt instruments that generally provide payments of principal and interest based on the terms of the instrument and cash flows generated by the underlying assets. Underlying assets include residential and commercial mortgages, debt instruments, loans, leases, and receivables. Securitized instruments are issued by trusts or other special purpose entities that hold the underlying assets. Certain securitized instruments offer multiple classes that differ in terms of their priority to receive principal and/or interest payments under the terms of the instrument. Securitized instruments include mortgage-backed securities, collateralized debt obligations, and other asset-backed securities. Certain mortgage-backed securities are issued on a delayed delivery or forward commitment basis where payment and delivery take place at a future date.

Inflation-Adjusted Debt Instruments: Inflation-adjusted debt instruments are debt instruments whose principal and/or interest are adjusted for inflation. Inflation-adjusted debt instruments issued by the U.S. Treasury pay a fixed rate of interest that is applied to an inflation-adjusted principal amount. The principal amount is adjusted based on changes in the Consumer Price Index. The principal due at maturity is typically equal to the inflation-adjusted principal amount, or to the instrument’s original par value, whichever is greater. Other types of inflation-adjusted debt instruments may use other methods of adjusting for inflation, and other measures of inflation. Other issuers of inflation-adjusted debt instruments include U.S. Government agencies, instrumentalities and sponsored entities, U.S. and foreign corporations, and foreign governments.

Real Estate-Related Investments: Real estate-related investments include REITs, issuers similar to REITs formed under the laws of non-U.S. countries, and other U.S. and foreign issuers that earn at least 50% of their gross revenues or net profits from real estate activities or from products or services related to the real estate sector. Real estate activities include owning, developing, managing, or acting as a broker for real estate. Examples of real estate products or services include building supplies and mortgage servicing. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests. Equity REITs invest most of their assets directly in U.S. or foreign real property, receive most of their income from rents and may also realize gains by selling appreciated property. Mortgage REITs invest most of their assets in real estate mortgages and receive most of their income from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

Commodity-Linked Derivatives: Commodity-linked derivatives are derivatives whose value is based on the value of a commodity, a commodity futures or option contract, a commodity index, or some other indicator that reflects the value of a particular commodity or commodity market or the difference between one or more commodities or commodity markets (“commodity indicator”). Commodity-linked derivatives include futures, options, and swaps.

When-Issued, Delayed Delivery, and Forward Commitment Transactions: When-issued, delayed delivery, and forward commitment transactions, including securities purchased or sold in the TBA market, involve a commitment to purchase or sell a security at a predetermined price or yield at which payment and delivery take place at a scheduled future date after an extended settlement period that is longer than the customary settlement period for the type of security to be purchased or sold in the transaction. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing or selling securities pursuant to one of these transactions, payment for the securities is not required until the delivery date. In the TBA market, mortgage-backed securities are purchased and sold at predetermined prices on a delayed delivery or forward commitment basis with the underlying securities to be announced at a future date.

Derivatives: Derivatives are financial contracts whose value is based on the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, currency, interest rate, credit rating, commodity, volatility measure, or index. Derivatives involve a counterparty to the transaction. Derivatives

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include futures, forward contracts, options, swaps, and certain complex structured securities.

Principal Risks

The yield and share price of the fund will change daily based on the performance of the underlying funds. Underlying fund performance will change daily based on changes in interest rates and market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund, including near or after the target year. There is no guarantee that the fund will provide income at or through retirement. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The significance of any specific risk to an investment in the fund will vary over time depending on the composition of the fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the fund.

The principal risks of investing in the fund are:

Allocation Risk: MFS' assessment of the risk/return potential of asset classes and underlying funds, and the resulting allocation among asset classes and underlying funds, may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Underlying Funds Risk: MFS' strategy of investing in underlying funds exposes the fund to the risks of the underlying funds. Each underlying fund pursues its own investment objective and strategies and may not achieve its objective. In addition to the fees and expenses the fund bears directly, shareholders of the fund will indirectly bear the fees and expenses of the underlying funds.

Investment Selection Risk: MFS' investment analysis, including its assessment of the intrinsic valuation of issuers, its development and use of quantitative models, and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. The quantitative models used by MFS (both proprietary and third-party) may not produce the intended results for a variety of reasons, including the factors used in the models, the weight placed on each factor in the models, changes from the market factors' historical trends, changing sources of market return or market risk, and technical issues or errors in the design, development, implementation, application, and maintenance of the models (e.g., incomplete, stale, or inaccurate data, human error, programming or other software issues, coding errors, and technology failures). In addition, MFS or the fund's other service providers may experience disruptions or operating errors that could negatively impact the fund.

Equity Market Risk: Equity markets are volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general. Different parts of the market and different types of securities can react differently to these conditions. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain changes or events, such as political, social, or economic developments, including political elections, increasing or negative interest rates or the U.S. government's inability at times to agree on a long-term budget and deficit reduction plan (which has in the past resulted and may in the future result in a government shutdown); market closures and/or trading halts; government or regulatory actions, including sanctions, the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; rapid technological developments or widespread adoption of emerging technologies (such as artificial intelligence (AI)); natural disasters; outbreaks of pandemic and epidemic diseases; terrorist attacks; war; and other geopolitical changes or events, can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market.

Company Risk: Changes in the financial condition of a company or other issuer, changes in specific market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, regulatory, geopolitical, environmental, public health, and other conditions can adversely affect the prices of investments. The value of an investment held by the fund may decline due to factors directly related to the issuer, such as competitive pressures, rapid technological developments or widespread adoption of emerging technologies (such as AI) impacting the issuer’s competitive position and making products and/or services obsolete, cybersecurity incidents, financial leverage, historical and/or prospective earnings, management performance, labor and supply shortages, investor perceptions, and other factors. The prices of securities of smaller, less well-known issuers can be more volatile than the prices of securities of larger issuers or the market in general. As certain emerging technologies like AI are used more widely, the profitability and growth of certain fund holdings may be impacted, which could significantly impact the overall performance of a fund. For example, issuers in which a fund invests may use and/or expand the use of AI in their business operations, and the challenges with properly managing its use could result in reputational harm, competitive harm, legal liability, and/or an adverse effect on business operations.

Growth Company Risk: The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Value Company Risk: The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

Debt Market Risk: Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets, or debt markets generally. Certain changes or events, such as political, social, or economic developments, including increasing and negative interest rates or the U.S. government's inability at times to agree on a long-term budget and deficit reduction plan (which has in the past resulted and may in the future result in a government shutdown); market closures and/or trading halts; government or regulatory actions, including sanctions, the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; rapid technological developments or widespread adoption of new technologies (such as AI); natural disasters; outbreaks of pandemic and epidemic diseases; terrorist attacks; war; and other geopolitical changes or events can have a

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dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or a segment of a debt market.

Interest Rate Risk: The price of a debt instrument typically changes in response to interest rate changes. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Inflationary price movements may cause fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk. Potential future changes in government and/or central bank monetary policy and action may also affect the level of interest rates. Monetary policy measures have in the past, and may in the future, exacerbate risks associated with rising interest rates. Interest rate risk is generally greater for fixed-rate instruments than floating-rate instruments and for instruments with longer maturities or durations, or that do not pay current interest. In addition, short-term and long-term interest rates, and interest rates in different countries, do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. The price of an instrument trading at a negative interest rate responds to interest rate changes like other debt instruments; however, an instrument purchased at a negative interest rate is expected to produce a negative return if held to maturity. Fluctuations in the market price of fixed-rate instruments held by the fund may not affect interest income derived from those instruments, but may nonetheless affect the fund's share price, especially if an instrument has a longer maturity or duration and is therefore more sensitive to changes in interest rates.

Inflation-adjusted debt instruments tend to react to changes in “real” interest rates. “Real” interest rates represent nominal interest rates reduced by the inflation rate.

Credit Risk: The price of a debt instrument depends, in part, on the issuer's or borrower's credit quality or ability to pay principal and interest when due. The price of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest, if the instrument's credit rating is downgraded by a credit rating agency, or based on other changes in, or perceptions of, the financial condition of the issuer or borrower. Debt instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could negatively affect the market value and liquidity of a debt instrument. For certain types of instruments, including derivatives, the price of the instrument depends in part on the credit quality of the counterparty to the transaction. For other types of debt instruments, including mortgage-backed securities and other securitized instruments, the price of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult.

Below investment grade quality debt instruments can involve a substantially greater risk of default or can already be in default, and their values can decline significantly over short periods of time. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and principal. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The market for below investment grade quality debt instruments can be less liquid, especially during periods of recession or general market decline.

Prepayment/Extension Risk: Many types of debt instruments, including mortgage-backed securities, securitized instruments, certain corporate debt instruments, and municipal housing bonds, and certain derivatives, are subject to the risk of prepayment and/or extension. Prepayment occurs when unscheduled payments of principal are made or the instrument is called or redeemed prior to an instrument’s maturity. When interest rates decline, the instrument is called, or for other reasons, these debt instruments may be repaid more quickly than expected. As a result, the holder of the debt instrument may not be able to reinvest the proceeds at the same interest rate or on the same terms, reducing the potential for gain. When interest rates increase or for other reasons, these debt instruments may be repaid more slowly than expected, increasing the potential for loss. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Inflation-Adjusted Debt Instruments Risk: Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. In addition, inflation-adjusted debt instruments may lose value in the event the actual rate of inflation is different than the rate of the applicable inflation index. If inflation is negative, principal and income both can decline. In addition, the measure of inflation used may not correspond to the actual rate of inflation experienced by a particular individual. Inflation-adjusted debt instruments are subject to the risk that the consumer price index or other relevant pricing index may be temporarily unavailable, discontinued, fundamentally altered by government action or otherwise, or substituted with an alternative index, which could adversely affect the fund’s investments and performance.

Focus Risk: Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions. These conditions include business environment changes; economic factors such as fiscal, monetary, and tax policies; inflation and unemployment rates; and government and regulatory changes. The fund's performance will be affected by the conditions in the industries, sectors, countries, and regions to which the fund is exposed. Furthermore, investments in particular industries, sectors, countries, or regions may be more volatile than the broader market as a whole.

Foreign Risk: Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. Political, social, diplomatic, and economic developments, U.S. and foreign government action, or the threat thereof, such as the imposition of currency or capital blockages, controls, or tariffs, economic and trade sanctions or embargoes, security trading suspensions, entering or exiting trade or other intergovernmental agreements, or the expropriation or nationalization of assets in a particular country, can cause dramatic declines in certain or all securities with exposure to that country and other countries. Sanctions, or the threat of sanctions, may cause volatility in regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the fund. In the event of nationalization, expropriation, confiscation or other government action, intervention, or restriction, the fund could lose its entire investment in a particular foreign issuer or country. Civil unrest, geopolitical tensions, armed conflicts, wars, and acts of terrorism are other potential risks that could adversely affect an investment in

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a foreign security or in foreign markets or issuers generally. Economies and financial markets are interconnected, which increases the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions. Less stringent regulatory, accounting, auditing, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries and with respect to certain types of investments, and can be particularly difficult against foreign governments. Changes in currency exchange rates can significantly impact the financial condition of a company or other issuer with exposure to multiple countries as well as affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those tied economically to emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions than the U.S. market. Investments in foreign issuers through depositary receipts generally involve risks applicable to other types of foreign investments. Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market.

Emerging Markets Risk: Investments tied economically to emerging markets, especially frontier markets (emerging markets that are early in their development), can involve additional and greater risks than the risks associated with investments in developed markets. Emerging markets typically have less developed economies and markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, less trading volume, less stringent investor protection and disclosure standards, less reliable settlement practices, greater government involvement in the economy, and greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments than developed countries. Financial and other disclosures by emerging market issuers may be considerably less reliable than disclosures made by issuers in developed markets. In addition, the Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, may not be able to inspect audit work papers in certain emerging market countries. Emerging markets can also be subject to greater political, social, geopolitical, and economic instability and more susceptible to environmental problems. In addition, many emerging market countries with less established health care systems have experienced outbreaks of pandemics or contagious diseases from time to time. These factors can make emerging market investments more volatile and less liquid than investments in developed markets.

Currency Risk: Changes in currency exchange rates can significantly impact the financial condition of a company or other issuer with exposure to multiple countries. In addition, a decline in the value of a foreign currency relative to the U.S. dollar reduces the value of the foreign currency and investments denominated in that currency. In addition, the use of foreign exchange contracts to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. The value of foreign currencies relative to the U.S. dollar fluctuates in response to, among other factors, interest rate changes, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory conditions in the United States or abroad. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other conditions.

Real Estate-Related Investment Risk: The risks of investing in real estate-related investments include certain risks associated with the direct ownership of real estate and the real estate industry in general. Real estate-related investments are affected by general, regional and local economic conditions; difficulties in valuing and disposing of real estate; and fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations, and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the REIT manager; and other factors. The real estate sector is particularly sensitive to economic downturns. During such periods, demand for property may decrease and prices may decline, which could impact the value of real estate-related investments. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts. Mortgage REITs may be affected by default or payment problems relating to underlying mortgages, the quality of credit extended and prepayments of the underlying mortgages. Equity and mortgage REITs could be adversely affected by failure to qualify for the favorable tax treatment available to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. The securities of small real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources. In addition, REITs may have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.

Commodity-Related Investments Risk: The value of commodity-related investments may be more volatile than the value of equity securities or debt instruments and may be affected by factors such as changes in overall market movements, commodity index volatility, changes in interest rates, currency fluctuations, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, geopolitical events, embargoes, tariffs, war, and international economic, political and regulatory developments. The price of a commodity-related investment may be affected by demand/supply imbalances in the market for the commodity or by demand/supply disruptions in major producing regions and changes in transportation, handling, and storage costs and capacity. Certain commodities may be produced in a limited number of states or countries and may be controlled by a small number of producers or groups of producers. As a result, political, economic, and supply-related events in such states and countries could have a disproportionate impact on the prices of such commodities. These imbalances and/or disruptions may be significant due to the length of time required to alter the supply of some commodities in response to changes in demand.

When-Issued, Delayed Delivery, and Forward Commitment Transaction Risk: The purchaser in a when-issued, delayed delivery or forward commitment transaction assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued or delivered as anticipated, and the seller loses the opportunity to benefit if the price of the security rises. When-issued, delayed delivery, and forward commitment transactions, including TBA transactions, can involve leverage.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to, and potentially greater than, the risks of the underlying indicator(s). Gains or losses from derivatives can be

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substantially greater than the derivatives’ original cost and can sometimes be unlimited. Derivatives can involve leverage. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types used by the fund. If the value of a derivative does not change as expected relative to the value of the market or other indicator to which the derivative is intended to provide exposure, the derivative may not have the effect intended. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Leveraging Risk: Certain transactions and investment strategies can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small change in an underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, including clearing organizations, or a third party responsible for servicing the instrument or effecting the transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction. If a counterparty or third party fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the fund could miss investment opportunities, lose value on its investments, or otherwise hold investments it would prefer to sell, resulting in losses for the fund.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market, or may not have an active trading market due to adverse market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, including trading halts, sanctions, or wars. Investors trying to sell large quantities of a particular investment or type of investment, or lack of market makers or other buyers for a particular investment or type of investment may also adversely affect liquidity. At times, all or a significant portion of a market may not have an active trading market. Without an active trading market, it may be difficult to value, and it may not be possible to sell, these investments and the fund could miss other investment opportunities and hold investments it would prefer to sell, resulting in losses for the fund. In addition, the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs, which could result in dilution of remaining investors' interests in the fund. The prices of illiquid securities may be more volatile than more liquid investments.

Large Shareholder Risk:  From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make (individually or collectively) relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's performance to the extent that the fund may be required to sell securities or invest cash at times it would not otherwise do so. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. The effects of taxable income and/or gains resulting from large redemptions of fund shares would particularly impact non-redeeming shareholders who do not hold their fund shares in a tax-advantaged or tax-exempt vehicle. To the extent that such transactions result in short-term capital gains, such gains will generally be taxed at the ordinary income rate for shareholders who hold fund shares in a taxable vehicle. In addition, a large redemption could result in the fund's current expenses being allocated over a smaller asset base, leading to an increase in the fund's expense ratio. Purchases of a large number of shares may adversely affect the fund's performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would. A number of circumstances may cause the fund to experience large redemptions or purchases, such as changes in the eligibility criteria for the fund or a share class of the fund; liquidations, reorganizations, repositionings, or other announced fund events; or changes in investment objectives, strategies, policies, risks or investment personnel.

Other Investment Strategies and Risks

Active and Frequent Trading: MFS may engage in active and frequent trading in pursuing the fund's principal investment strategies. Frequent trading may increase transaction costs, which can reduce the fund's return. Frequent trading can also increase the possibility of capital gain and ordinary distributions. Frequent trading can also result in the realization of a higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently. Because short-term capital gains are distributed as ordinary income, this would generally increase your tax liability unless you hold your shares through a tax-advantaged or tax-exempt vehicle.

Operational and Cybersecurity Risk: The fund and its service providers, and your ability to transact with the fund, may be negatively impacted due to operational matters arising from, among other issues, human errors, systems and technology disruptions or failures, fraudulent activities, or cybersecurity incidents. Operational issues and cybersecurity incidents may cause the fund or its service providers, as well as securities trading venues and other market participants, to suffer data corruption and/or lose operational functionality, and could, among other things, interfere with the processing of shareholder transactions, impair the ability to calculate the fund's net asset value per share, impede trading of portfolio securities, and result in the theft, misuse, and/or improper release of confidential information relating to the fund or its shareholders. Such operational issues and cybersecurity incidents may result in losses to the fund and its shareholders. Because technology is frequently changing, new ways to carry out cyberattacks continue to develop. In addition, the rapid development and increasingly widespread use of new technologies, including AI such as machine learning technology and generative AI models (AI technologies) could exacerbate these risks. Therefore, there is a chance that certain risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the ability of the fund and its service providers to plan for or respond to a cyberattack. Additionally, the use of AI technologies could impact the market as a whole, including through the use of AI by malicious actors for market manipulation, fraud, and cyberattacks. Information relating to the fund’s investments is delivered electronically, which can give rise to a number of risks, including, but not limited to, the risks that such communications may not be secure and may contain computer viruses or other defects, may not be accurately replicated on other systems, or may be intercepted, deleted or interfered with, without the knowledge of the sender or the intended recipient. Furthermore, geopolitical tensions could increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing.

Temporary Defensive Strategy: In response to adverse market, economic, industry, political, or other conditions, MFS may depart

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from the fund’s principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks: Information about investment strategies and investment types not described in the prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (SAI).

Management of the Fund

Investment Adviser

MFS, located at 111 Huntington Avenue, Boston, Massachusetts 02199, serves as the investment adviser for the fund. Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

The fund pays no management fee to MFS; however, the underlying funds pay management fees to MFS which are reflected under “Summary of Key Information-Fees and Expenses” above.

MFS has agreed in writing to bear the fund's expenses, excluding management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, investment-related expenses, and fees and expenses associated with investments in investment companies and other similar investment vehicles, or make payment to the fund, such that "Other Expenses" do not exceed 0.00% of the class' average daily net assets annually for each of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 shares, and (0.14)% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2027. During the term of this agreement, Class R6 shares will receive payments from MFS in excess of its "Other Expenses" in an amount equal to at least 0.14% of the class' average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement is available in the fund’s Form N-CSR filed with the SEC for the period ended October 31, 2025, and in the related financial statements posted online at funds.mfs.com.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $643 billion as of June 30, 2026.

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is available to you at mfs.com/openendfunds by selecting the fund's name:

Information	Approximate Date of Posting
Fund’s top 10 holdings as of each month’s end	11 days after month end
Fund’s top 10 equity holdings as of each month's end	11 days after month end
Fund's top 10 fixed income holdings as of each month's end	11 days after month end
Fund’s holdings of underlying MFS funds as of each month’s end	11 days after month end

Top 10 holdings, top 10 equity holdings, and top 10 fixed income holdings are aggregated disclosed holdings of the underlying MFS funds. Top 10 holdings exclude cash, cash equivalents, short-term investments, currency derivatives, and the cash portion of other derivatives.

Full holdings of the underlying MFS funds in which the fund invests are available 19 days after month end or 24 days after month end (depending on the underlying fund). The most recently disclosed full holdings of the underlying MFS funds are available by selecting an underlying fund’s name under “MFS Fund Holdings (%)” on the fund’s Website at mfs.com. For purposes of full holdings, cash, cash equivalents, and short-term investments are aggregated and currency derivatives and the cash portion of other derivatives are aggregated.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on mfs.com until at least the date on which the fund files a Form N-CSR or Form N-PORT for the period that includes the date as of which the mfs.com information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Benjamin Nastou	Portfolio Manager, General Oversight of a Team of Investment Professionals	Employed in the investment area of MFS since 2001
Natalie Shapiro	Portfolio Manager, General Oversight of a Team of Investment Professionals	Employed in the investment area of MFS since 1997
Erich Shigley	Portfolio Manager, General Oversight of a Team of Investment Professionals	Employed in the investment area of MFS since 2013

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor

MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund.

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Shareholder Servicing Agent

MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for payments made to service providers that provide certain sub-accounting and other shareholder services (shareholder servicing payments) and its out-of-pocket expenses. No shareholder servicing payments are made for Class R6 shares.

Description of Share Classes

The fund offers Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, Class R4, and Class R6 shares through this prospectus. All classes of the fund have the same investment objective and investments, but each class has its own sales charge and expense structure. Your financial intermediary may also charge you additional fees, commissions, or other charges. You should consult with your financial intermediary to help you determine which class is most appropriate for you.

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Purchases of Class R1 and Class R2 shares are closed to new eligible investors. Existing eligible investors can make additional purchases and reinvest distributions in Class R1 and Class R2 shares in any account open. Existing eligible investors may also exchange their Class R1 and Class R2 shares for the same share class of another MFS fund, open new Class R1 and Class R2 share accounts in other MFS funds, or transfer some or all of the shares in their account to another account and such account will be treated as an open account. Subject to the approval of the fund’s Board of Trustees, the fund may in the future (i) close purchases of Class R1 and/or Class R2 shares to existing eligible investors; (ii) terminate and liquidate Class R1 and/or Class R2 shares; or (iii) convert Class R1 and/or Class R2 shares to another share class of the fund. Such actions may be undertaken without shareholder approval, but the fund expects to provide shareholders with at least 60 days’ notice before taking any such action.

Share Class Eligibility

Your financial intermediary is responsible for determining if you meet any share class eligibility requirements. MFS does not generally monitor any share class eligibility requirements.

Class A, Class B, and Class C shares do not have any share class eligibility requirements.

Class I shares generally are available only to the following eligible investors:

• certain retirement plans established for the benefit of employees and former employees of MFS or its affiliates;

• defined benefit retirement plans, endowments, or foundations;

• bank trust departments or law firms acting as trustee or manager for trust accounts;

• investors who purchase shares through asset-based fee programs available through financial intermediaries;

• employees and former employees of MFS and its subsidiaries who were employed by MFS or its subsidiaries on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons' spouses or legal equivalents under applicable state law; and

• trustees and former trustees of any investment company for which MFD serves as a distributor and who served as trustee on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons' spouses or legal equivalents under applicable state law.

Class I shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class I shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class I shares through such programs. In addition, Class I shares are available to investors whose Class A, Class B, or Class C shares have been converted to Class I shares as a result of no financial intermediary being specified on the investor's account. (Please see "Conversion Among Share Classes" below.)

Class R1, Class R2, Class R3, and Class R4 shares generally are available only to eligible retirement plans (401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level (“Employer Retirement Plans”)), and health savings accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the fund at an omnibus level.

Class R1, Class R2, Class R3, and Class R4 shares generally are not available to traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, salary reduction only 403(b) plans, and Section 529 tuition plans.

Class R6 shares generally are available only to the following eligible investors:

• Employer Retirement Plans;

• health savings accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the fund at an omnibus level;

• investment companies distributed by MFD;

• endowments and foundations, local, city and state agencies (or entities acting on their behalf), corporations and other institutional investors;

• funded welfare benefit plans (e.g., Voluntary Employees' Beneficiary Association (VEBA) and Other Post-Employment Benefits (OPEB) plans);

• unaffiliated registered investment companies;

• collective investment trusts;

• investors who purchase shares through asset-based fee programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs;

• Section 529 tuition plans that have entered into an agreement with MFD to purchase Class R6 shares; and

• MFS Development Funds, LLC, pooled investment vehicles established by MFS for the purpose of establishing a performance record to enable MFS and

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its subsidiaries to offer such vehicle’s investment style to clients.

Class R6 shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class R6 shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs.

Conversion Among Share Classes

If you hold Class B shares for approximately eight years, they will convert to Class A shares of the fund. For purposes of calculating the conversion date, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.

All Class B shares you acquire through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any Class B shares in your account convert to Class A shares, a proportionate number of the Class B shares in the sub-account will also convert to Class A shares.

For shareholders invested in Class B shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period. The automatic conversion of Class B shares to Class A shares will not apply to shares held through financial intermediaries that do not track the length of time that a shareholder has held such shares. Please consult your financial intermediary for more information.

If you hold Class C shares for approximately eight years, they will convert to Class A shares of the fund. For purposes of calculating the conversion date, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.

All Class C shares you acquire through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any Class C shares in your account convert to Class A shares, a proportionate number of the Class C shares in the sub-account will also convert to Class A shares.

For shareholders invested in Class C shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period. The automatic conversion of Class C shares to Class A shares will not apply to shares held through financial intermediaries that do not track the length of time that a shareholder has held such shares. In addition, for shareholders invested in Class C shares through a financial intermediary, Class C shares may be automatically exchanged for Class A shares of the fund under the policies of the financial intermediary, as described in Appendix A of this prospectus.  It is solely the responsibility of the respective financial intermediary to administer and support such transactions. Please consult your financial intermediary for more information.

Class C shareholders of the fund may be able to convert their shares to Class A shares of the fund if their financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD. Class C shareholders also may be able to convert their Class C shares not subject to a CDSC to Class I shares of the fund if they satisfy eligibility requirements of Class I shares.

Shareholders may be able to convert between Class A shares and Class I shares of the fund if they satisfy eligibility requirements for the other class, if any. Class I shareholders may be able to convert their Class I shares to Class R6 shares of the fund if they satisfy eligibility requirements of Class R6 shares.

Class A, Class B, or Class C shares in an account held directly with MFSC for which no financial intermediary is specified will be periodically converted to Class I shares as authorized by MFD. If your Class A, Class B, or Class C shares are converted to Class I shares pursuant to this conversion feature, all future purchases in your account will be invested in Class I shares. Shareholders will generally be provided with written notice at least 30 days prior to a conversion of their Class A, Class B, or Class C shares to Class I shares.

If a shareholder converts from one share class to another share class of the fund, as described above, the transaction will be based on the respective net asset value of each class as of the trade date for the conversion. Consequently, the converting shareholder may receive fewer shares or more shares than originally owned, depending on that day’s net asset values. The total value of the initially held shares, however, will equal the total value of the converted shares received. A conversion between share classes in the same fund, as described above, is a nontaxable event for U.S. federal income tax purposes.

Sales Charges and Waivers and Reductions

You may be subject to an initial sales charge when you purchase Class A shares, or a CDSC when you redeem Class A, Class B, or Class C shares. These sales charges are paid to MFD.

You may qualify for a sales charge waiver or reduction when you purchase or redeem shares. The waivers or reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction. Further details regarding these waivers and reductions are provided in Appendix A of this prospectus. It is your responsibility to inform your financial intermediary or MFSC upon purchasing fund shares of your eligibility for a sales charge waiver or reduction. Waivers or reductions may be eliminated, modified, and added at any time without providing advance notice to shareholders.

Class A Shares. You may purchase Class A shares at the offering price (which includes the applicable initial sales charge).

The amount of the initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest, as follows:

	INITIAL SALES CHARGE AS PERCENTAGE OF:
Amount of Purchase	GROSS PURCHASE AMOUNT (OFFERING PRICE*)	NET AMOUNT INVESTED
Less than $50,000	5.75%	6.10%
$50,000 but less than $100,000	4.75%	4.99%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.75%	2.83%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 or more	None	None

* Offering price is calculated by dividing the net asset value of a share by the difference between 1 and the initial sales charge percentage. Because the offering price is rounded to two decimal places, actual sales charges you pay may be more or less than those calculated using these percentages.

You may purchase Class A shares without an initial sales charge when you invest $1 million or more in Class A shares. However, for

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purchasers other than Employer Retirement Plans, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 18 months of purchase.

Purchases of the fund and exchanges out of the fund are subject to the MFS funds’ policies concerning disruptive trading practices. This includes exchanges out of the fund within a short period of time after purchase for the purpose of avoiding a higher initial sales charge on the MFS fund into which you exchange. The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order believed to represent frequent or other disruptive trading. In such situations, the MFS funds may prohibit future purchases from you and/or the financial intermediary associated with your account. See “How to Purchase, Redeem, and Exchange Shares—Disruptive Trading” for more information regarding MFS funds’ policies concerning disruptive trading practices.

Class B Shares. Class B shares are not subject to an initial sales charge, but if you redeem your shares within the first six years after purchase, you may be subject to a CDSC (declining from 4% during the first year to 0% after six years).

The CDSC is imposed according to the following schedule:

Year of redemption after purchase	1st	2nd	3rd	4th	5th	6th	7th
Contingent deferred sales charge	4%	4%	3%	3%	2%	1%	0%

Class C Shares. You may purchase Class C shares at net asset value without an initial sales charge. However, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 12 months of your purchase.

Class I Shares. Eligible investors may purchase Class I shares at net asset value without an initial sales charge or a CDSC upon redemption.

Class R1, Class R2, Class R3, Class R4, and Class R6 Shares. Eligible investors may purchase Class R1, Class R2, Class R3, Class R4, and Class R6 shares at net asset value without an initial sales charge or a CDSC upon redemption.

Calculation Of CDSC. As discussed above, certain investments in Class A, Class B, and Class C shares are subject to a CDSC. For purposes of calculating the CDSC, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the CDSC, if you sell only some of your shares, shares not subject to a CDSC are sold first, followed by shares held the longest.

Shares acquired through reinvestment of distributions are not subject to a CDSC.

Distribution and Service Fees

The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Distribution Plan”). Under the Distribution Plan, the fund pays distribution and/or service fees to MFD to support the sale and distribution of Class A, Class B, Class C, Class R1, Class R2, and Class R3 shares, and/or shareholder servicing and account maintenance activities. These distribution and/or service fees equal on an annual basis up to the following maximum percentages of average daily net assets of the class:

CLASS	MAXIMUM DISTRIBUTION FEE	MAXIMUM SERVICE FEE	MAXIMUM TOTAL DISTRIBUTION AND SERVICE FEE
Class A	0.00%	0.25%	0.25%
Class B	0.75%	0.25%	1.00%
Class C	0.75%	0.25%	1.00%
Class R1	0.75%	0.25%	1.00%
Class R2	0.25%	0.25%	0.50%
Class R3	0.00%	0.25%	0.25%

These fees are paid out of fund assets of the applicable class of shares. Because these fees are an ongoing expense of the fund, they increase the cost of your investment over time and may cost you more than other types of sales charges.

MFD has voluntarily agreed to rebate to the class a portion of such class' 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to seed money of MFS or an affiliate.

The fund has not adopted a Rule 12b-1 plan with respect to its Class I, Class R4, or Class R6 shares.

Financial Intermediary Compensation

The term "financial intermediary" refers to any broker/dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, third-party administrator, insurance company, consultant, and any other institution having a selling, administration, or any similar agreement with MFD, MFS, or any of their affiliates.

Financial intermediaries receive various forms of compensation in connection with the sale of shares of a fund and/or the servicing of shareholder accounts. Financial intermediaries receive such compensation (i) in the form of up-front commissions and ongoing asset-based compensation paid by MFD based on sales charges received and expected to be received by MFD from shareholders and Distribution Plan distribution and service payments received by MFD from the fund, (ii) in the form of shareholder servicing payments paid by an affiliate of MFD based on the receipt of such payments by MFD or its affiliates from the fund, and/or (iii) in the form of payments paid by MFD from MFD’s own additional resources, which may be made to the financial intermediary or its affiliate.

Financial intermediaries receive up-front commissions of up to the following percentage amount(s) for sales of the following share class(es):

SHARE CLASS	UP FRONT COMMISSION AS A PERCENTAGE OF OFFERING PRICE
Class A	5.75%
Class B	3.75%
Class C	1.00%

In addition, certain financial intermediaries receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to participate in MFD’s promotional efforts and/or in recognition of their marketing support, administrative services, and/or transaction processing support, which may be made to the financial intermediary or its affiliate. This compensation from MFD is not reflected in the "Fees and Expenses" table in the fund's prospectus. MFD compensates financial intermediaries based on factors including, but not limited to, the distribution potential of the financial intermediary, the types of products and programs offered by the financial intermediary, eligibility for placement on the financial intermediary's preferred or recommended list, the financial

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and contractual terms with the financial intermediary, the level and/or type of marketing and administrative support provided by the financial intermediary, and the quality of the overall relationship with the financial intermediary. Additionally, MFD normally considers factors such as the level of assets attributable to the financial intermediary, the level of redemptions by the financial intermediary, the level of access to the financial intermediary's representatives and management, the ability to educate the representatives of the financial intermediary about the MFS funds, and the number of representatives of the financial intermediary potentially utilizing the MFS funds with their clients.

MFD makes these additional payments to financial intermediaries for marketing support and administrative services with respect to fund shares sold or held through the financial intermediary's distribution network and/or through programs such as retirement programs, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. MFD also makes payments to certain financial intermediaries to help offset the costs associated with client account maintenance support, statement preparation, and transaction processing. To the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and other applicable laws and regulations, MFD makes other payments or allows other promotional incentives or payments to financial intermediaries.

The types of payments described above are not exclusive and such payments can be significant to the financial intermediary. In addition, the compensation that financial intermediaries receive may vary by class of shares sold and among financial intermediaries. Depending upon the arrangements in place at any particular time, financial intermediaries may have a financial incentive to recommend a particular fund or share class when a less expensive option with the same or similar characteristics is available or to recommend MFS funds instead of other funds that generate less or no compensation for the financial intermediary. Likewise, such compensation could create incentives for the financial intermediary to hold an investment longer than might be appropriate, or conversely, to make more frequent exchanges or other transactions than might be necessary.

You can find further details in the SAI about the payments made by MFD and its affiliates and the services provided by financial intermediaries. Financial intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You should ask your financial intermediary for information about any payments it receives from MFD and its affiliates and any services it provides, as well as about fees and/or commissions it charges you. Financial intermediaries that sell fund shares may also act as a broker/dealer in connection with an MFS fund's purchase or sale of portfolio securities. However, the fund and MFS do not consider financial intermediaries’ sales of shares of an MFS fund as a factor when choosing broker/dealers to effect portfolio transactions for the MFS funds.

How To Purchase, Redeem, and Exchange Shares

You may purchase, redeem, and exchange shares of the fund in the manner described below. The fund is generally only available to U.S. residents with a valid U.S. tax identification number (and to certain other qualified investors). If you buy or sell shares of the fund through a retirement account, Section 529 tuition plan, or financial intermediary, the procedures for buying, selling, and exchanging shares of the fund and the features, policies, and fees may differ from those discussed in this prospectus. Investment minimums may be waived or reduced for certain types of investors and investments and your financial intermediary may have additional minimums.

How to Purchase Shares

Your shares will be bought at the offering price (the net asset value per share plus any applicable initial sales charge) next calculated after your purchase order is received in proper form. Your financial intermediary is responsible for transmitting your purchase order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any purchase order that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of purchase; contact MFSC if you have questions about your particular circumstances. Certain restrictions apply to the use of a transfer on death registration. You or your financial intermediary should contact MFSC to obtain a Transfer on Death registration form and for information regarding MFSC’s other requirements for transfer on death registrations. If payment for a purchase order is not received by the time required under applicable law, your purchase order may be cancelled and your financial intermediary could be liable for any costs or losses.

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders. The fund may stop offering shares completely, or may offer shares only on a limited basis, for a period of time or permanently.

The fund is required by law to obtain from you certain information that will be used to verify the identity of the account owner. If you do not provide the information, the fund will not be able to open your account. The fund must also take certain steps to verify that the account information you provide is correct.

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Purchases of Class R1 and Class R2 shares are closed to new eligible investors. Existing eligible investors can make additional purchases and reinvest distributions in Class R1 and Class R2 shares in any account open. Existing eligible investors may also exchange their Class R1 and Class R2 shares for the same share class of another MFS fund, open new Class R1 and Class R2 share accounts in other MFS funds, or transfer some or all of the shares in their account to another account and such account will be treated as an open account. Subject to the approval of the fund’s Board of Trustees, the fund may in the future (i) close purchases of Class R1 and/or Class R2 shares to existing eligible investors; (ii) terminate and liquidate Class R1 and/or Class R2 shares; or (iii) convert Class R1 and/or Class R2 shares to another share class of the fund. Such actions may be undertaken without shareholder approval, but the fund expects to provide shareholders with at least 60 days’ notice before taking any such action.

Class A, Class B, and Class C Shares. You can establish an account by having your financial intermediary process your purchase or by contacting MFSC directly.

Purchases of Class B shares are subject to a total account value limitation at the time of purchase of $99,999, and purchases of Class C shares are subject to a total account value limitation at the time of purchase of $999,999. If your existing accounts for all share classes held with the MFS funds have a total value equal to $99,999 for Class B share purchases or $999,999 for Class C share purchases, you will not be able to purchase Class B or Class C shares, as applicable. For the purpose of determining your total account value, existing accounts for all share classes held with the MFS funds that are linked under a Letter of Intent or Right of Accumulation will be included.

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The fund or its agents may at their discretion accept a purchase request for Class B shares or Class C shares that would otherwise exceed the total account value limitation of $99,999 and $999,999, respectively, under certain circumstances, including purchases by certain types of group or sponsored retirement plans.

Class I Shares. You can establish an account through your MFD representative, by having your financial intermediary process your purchase, or by contacting MFSC directly.

Class R1, Class R2, Class R3, Class R4, and Class R6 Shares. You can establish an account through your financial intermediary or by contacting MFSC directly. For Class R6 investors, you can also establish your account through your MFD representative.

Additional Purchases

You may purchase additional shares through your financial intermediary or MFSC.

Additional Purchases Directly Through MFSC.

• Mail. You may purchase additional shares by mailing a check with your investment instructions to MFSC.

• Telephone. You may purchase additional shares by phone from your pre-designated bank account. You must elect this privilege on your account application or service application. Purchases via telephone are not available for certain types of accounts.

• Internet. You may purchase additional shares from a pre-designated bank account via the Internet at mfs.com (MFS Access). You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Purchases via the Internet are not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares, and certain types of accounts.

• Wire. To purchase additional shares by wire, call MFSC for instructions.

• Automatic Investment Plan. You may purchase additional shares by automatically investing a designated amount from your checking or savings account on any day of the month. You must elect this privilege on your account application or service application.

Additional Purchases Through Your Financial Intermediary. You can have your financial intermediary purchase shares on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

How to Redeem Shares

Your shares will be sold at the net asset value per share next calculated after your redemption order is received in proper form, minus any applicable CDSC and/or other fees. Your financial intermediary is responsible for transmitting your redemption order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any redemption request that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of redemption; contact MFSC if you have questions about your particular circumstances.

In certain circumstances, you will need to have your signature guaranteed and/or submit additional documentation to redeem your shares. In general, no signature guarantee is required for a redemption order for up to $100,000 that is signed by all owners or fiduciaries identified in the account registration, paid as registered, and mailed to the address of record. However, if you have changed your address of record within 30 days of your redemption order, a Medallion signature guarantee will generally be required. A Medallion signature guarantee will also generally be required if you want to send your redemption proceeds to a pre-designated bank account that was added or changed on your account within 30 days of your redemption order.

The fund typically processes your redemption proceeds, after your request is received in proper form, by the end of the next business day for payment by wire and payment processed through DTCC's Defined Contribution Clearance & Settlement System or Fund/SERV system (financial intermediaries can choose to have payments processed through the Fund/SERV system by the end of the second business day instead of the next business day), and by the end of the second business day for payment by check and Automated Clearing House. However, the fund may delay processing your redemption request for up to seven days. Under unusual circumstances, such as when the NYSE is closed, trading on the NYSE is restricted, or as permitted by the SEC, the fund may suspend redemptions or postpone payment for more than seven days.

If you recently purchased shares and subsequently request a redemption, redemption proceeds (other than in an exchange) for the shares you recently purchased will generally be delayed until money from such purchases sufficient to cover your redemption has been received and collected. Receiving and collecting payment can take up to seven business days after a purchase. You can avoid this delay by purchasing shares by wire transfer.

The fund typically expects to meet redemption requests by holding cash and/or cash equivalents, selling investments, and using overdraft provisions or lines of credit. The fund may also meet redemption requests by redeeming shares in kind for large redemptions or during stressed market conditions. If, during any 90-day period, you redeem shares in an amount greater than the lesser of $250,000 or 1% of fund net assets, and if MFS determines it to be feasible and appropriate, the fund may pay the redemption amount above such threshold by a distribution in kind of portfolio securities (redemption in kind). In the event that the fund makes a redemption in kind, you should expect to incur brokerage and other transaction charges when converting the securities to cash, and the securities will likely increase or decrease in value before you sell them.

You may redeem your shares either by having your financial intermediary process your redemption or by contacting MFSC directly.

Redeeming Directly Through MFSC.

• Mail. To redeem shares by mail, you can send a letter, or the applicable redemption form, to MFSC with the name of the fund, your account number, and the number of shares or dollar amount to be redeemed. MFSC currently charges a fee to send your proceeds via overnight mail.

• Telephone. If a signature guarantee is not required, you can call MFSC to have shares redeemed from your account and proceeds mailed to the address of record on the account. MFSC currently charges a fee to send your proceeds via overnight mail. You can also call MFSC to have shares redeemed from your account and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application if you wish to have proceeds sent to your bank account. Telephone redemptions are not available for certain types of accounts.

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MFS Lifetime 2050 Fund

• Internet. If a signature guarantee is not required, you can have shares redeemed from your account via the Internet at mfs.com (MFS Access) and the proceeds mailed to the address of record on the account. You can also have shares redeemed from your account via MFS Access and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Redemptions via the Internet are not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares, and certain types of accounts.

• Systematic Withdrawal Plan (not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares). If you have a balance of at least $5,000 in your account in the fund, you may elect to automatically receive (or designate someone else to receive) regular periodic payments (of at least $50 if by check) through an automatic redemption of such classes. The fund may terminate any Systematic Withdrawal Plan for an account if the value of the account falls below $5,000 as a result of share redemptions (other than as a result of a Systematic Withdrawal Plan). Please contact MFSC or your financial intermediary for details.

Redeeming Through Your Financial Intermediary. You can have your financial intermediary process a redemption on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

Signature Guarantee/Additional Documentation. If a Medallion signature guarantee is required, your signature may be guaranteed by an eligible bank, broker/dealer, credit union, national securities exchange, registered securities association, clearing agency, or savings association that participates in a Medallion program recognized by the Securities Transfer Association. MFSC may require additional documentation for certain types of registrations and under certain circumstances. Signature guarantees and this additional documentation shall be accepted in accordance with policies established by MFSC, and MFSC may, at its discretion, change and make certain exceptions to these requirements. Please contact MFSC with any questions and for the requirements for your particular situation.

Share Certificates. If certificates are outstanding for your shares, you may only redeem such shares by mailing the certificates to MFSC. Telephone, electronic, and systematic withdrawal plan redemptions and checkwriting are not available if certificates are outstanding for your shares.

Involuntary Redemptions. Because it is costly to maintain small accounts, the MFS funds have reserved the right to redeem your Class A, Class B, Class C , or Class I shares without your permission when your account contains less than $500 for any reason, including market fluctuation. Before the fund makes such a redemption, you will be notified and given 60 days to increase your investment to at least $500. Certain accounts are not subject to these provisions. Any applicable CDSC will be waived for shares redeemed due to the small size of a shareholder's account.

In addition, the MFS funds have reserved the right to redeem your shares without your permission in cases of threatening conduct or suspicious, fraudulent, or illegal activity. Any applicable CDSC will be assessed upon redemption of your shares.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund.

Exchange Privilege. You can exchange your shares for shares of the same class, if available, of most other MFS funds at their respective net asset values by having your financial intermediary process your exchange request or by contacting MFSC directly.

You can exchange your Class A shares and your Class I shares for shares of MFS U.S. Government Money Market Fund, if available, according to the terms of such fund’s prospectus.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC.

You should read the prospectus of the MFS fund into which you are exchanging and consider the differences in investment objectives, policies, and risks, and in fees and expenses, before making an exchange. The exchange privilege may be changed or discontinued at any time, and all exchanges are subject to certain limitations and the MFS funds’ policies concerning disruptive trading practices, which are designed to protect the funds and their shareholders from the harmful effects of frequent trading. No more than ten exchanges may be made in any one exchange request by telephone.

The MFS funds allow certain financial intermediaries to place exchange orders on behalf of a group of their discretionary investment advisory clients (“group exchange orders”). As with any exchange request, the funds and their agents reserve the right to reject any group exchange order, and the funds’ agents will generally reject any group exchange order received by the funds or their agents after 1 p.m., Eastern time. In addition, MFD has agreements with certain financial intermediaries which set forth the terms and conditions under which group exchange orders may be placed by these financial intermediaries. These conditions may be more restrictive than those applicable to individual exchange orders, and may include the requirement to provide the funds or their agents with advance notice of group exchange orders.

Automatic Exchange Plan (not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares). If you have a balance of at least $2,000 in your account in the fund, you may participate in the automatic exchange plan, a dollar-cost averaging program. This plan permits you to make automatic periodic exchanges from your account in the fund for shares of the same class of other MFS funds. Exchanges will generally be made at net asset value without any sales charges; however, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares.

Disruptive Trading

General Purchase and Exchange Limitation Policy. The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In the event that MFSC rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC's judgment, in consultation with MFS, as appropriate, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

Disruptive Trading Risks. To the extent that the MFS funds or their agents are unable to curtail disruptive trading practices in a fund (e.g., disruptive frequent trading) or to the extent there are large or frequent redemptions in a fund, these purchases and/or

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MFS Lifetime 2050 Fund

redemptions can interfere with the efficient management of the fund's portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

Frequent Trading. The fund is not intended to serve as a vehicle for frequent trading. The Board of Trustees of the fund has adopted the purchase and exchange limitation policy described below, which it believes is reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce this policy, subject to oversight by the Board of Trustees. The fund may alter its policies at any time without notice to shareholders.

MFSC will generally restrict, reject or cancel purchase and exchange orders into the fund if MFSC determines that an accountholder has made two exchanges, each in an amount of $25,000 or more, out of an account in the fund during a calendar quarter (“two exchange limit”). This policy does not apply to Section 529 tuition plans and MFS money market funds, or to exchanges initiated by a retirement plan trustee or sponsor rather than by a plan participant, and other similar non-discretionary exchanges (e.g., in connection with fund mergers/acquisitions/liquidations). MFSC may make exceptions to this policy if, in its judgment, the transaction does not represent frequent trading activity, such as purchases made through systematic purchase plans (but not systematic exchange plans), payroll contributions, or distribution investment programs. In applying this policy, MFSC considers the information available to it at the time and reserves the right to consider trading effected through multiple accounts that are under common ownership, control, or influence to be trading out of a single account.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the accountholder (e.g., an accountholder who on the same day exchanges $26,000 from the fund into two other MFS funds, by exchanging $13,000 into each of the two MFS funds, will be viewed as having made one exchange transaction exceeding $25,000 in value).

Omnibus accounts, in which shares are held in the name of a financial intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among certain financial intermediaries such as brokers, retirement plans, investment advisers, and insurance companies.

Financial intermediaries are required to reject any purchase or exchange orders in the fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading (“Waived Financial Intermediary”). With respect to Waived Financial Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the fund by the customers of such Waived Financial Intermediary, including requesting underlying shareholder account data more frequently than from other financial intermediaries.

With respect to omnibus accounts that provide MFSC with underlying shareholder data daily, MFSC will apply the two exchange limit directly to underlying shareholders. For all other accounts which MFSC determines are omnibus accounts, MFSC will apply the two exchange limit to the omnibus account itself. Applying the two exchange limit to the omnibus account itself will not necessarily detect violations of the two exchange limit by underlying shareholders. If the financial intermediary associated with an omnibus account that has triggered the two exchange limit demonstrates to MFSC, as determined in MFSC’s sole discretion, that no single underlying shareholder triggered the two exchange limit, then MFSC will remove any restrictions, rejections, or cancellations imposed on the account. If the financial intermediary demonstrates to MFSC that a single underlying shareholder triggered the two exchange limit and that the financial intermediary itself will apply applicable restrictions, rejections, or cancellations to that underlying shareholder, MFSC will likewise remove any restrictions, rejections, or cancellations imposed on the omnibus account. Otherwise, MFSC will continue to apply the two exchange limit to the omnibus account.

Certain financial intermediaries may use procedures to restrict frequent trading by their customers who invest in the fund while others may not employ any procedures to restrict frequent trading. Such procedures, if any, may be less restrictive than the fund’s purchase and exchange limitation policy, may permit transactions not permitted by the fund’s purchase and exchange limitation policy, including transactions in excess of the two exchange limit, and/or may prohibit transactions not subject to the fund’s purchase and exchange limitation policy. You should consult your financial intermediary about any restrictions it imposes on frequent trading.

There is no assurance that MFSC will be able to detect or prevent frequent trading. Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for detecting frequent trading, including reviewing transactions (including exchanges) that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that occur close in time to other transactions in the same account or in multiple accounts that are under common ownership, control, or influence. Any or all of these parameters (including those not listed) may change at any time. If MFSC detects suspicious trading activity at the omnibus account level, it will contact the financial intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading that is disruptive to a fund. However, the underlying shareholder data received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If disruptive frequent trading is identified, MFSC will take appropriate action, such as requesting the financial intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the financial intermediary. In reviewing trading activity, MFSC may determine that certain transactions entered into for legitimate purposes do not represent frequent trading activity that is disruptive to a fund.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts. MFSC expects to request underlying shareholder data based on its assessment of the likelihood of frequent trading by underlying shareholders among other factors. MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other financial intermediaries. There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

Other Considerations

Unauthorized Transactions. MFS will not be responsible for losses that result from unauthorized transactions unless MFSC does not follow procedures reasonably designed to verify your identity. If

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MFS Lifetime 2050 Fund

an account has more than one owner or authorized person, MFSC will accept telephone and online instructions from any one owner or authorized person, except MFSC will require instructions for a redemption from all trustees of trust accounts registered with multiple trustees. It is important that you contact MFSC immediately about any transactions made through MFSC you believe to be unauthorized.

Ability to Contact MFSC. Certain methods of contacting MFSC, such as by mail, telephone, or electronically, may be unavailable or delayed (for example, after natural disasters, during periods of significant/major political, social, or economic instability, or in the event of a cybersecurity incident).

Unclaimed Accounts and Uncashed Checks. If your account has no activity for a certain period of time, mail sent to you on behalf of the fund is returned by the post office, and/or you fail to cash a check associated with your account within a certain period of time, the fund may be required to transfer your account and any assets related to uncashed checks to the appropriate state under unclaimed property rules that provide for transfer to the state (also known as “escheatment”) of unclaimed property. To avoid such action, it is important to keep your account address up to date, periodically communicate with the fund, MFSC, or your financial intermediary, and cash checks associated with your account in a timely manner. If you invest in a fund through a financial intermediary, we encourage you to contact the financial intermediary regarding applicable state unclaimed property laws. Please check your state’s unclaimed or abandoned property website for specific information. When a traditional IRA account is transferred to a state as abandoned property, the Internal Revenue Service (the IRS) considers the transfer a taxable distribution subject to U.S. federal income tax withholding and reporting. The fund and MFSC will not be liable to shareholders or their representatives for good faith compliance with abandoned property laws.

Reservation of Other Rights. In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws, and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Anti-Money Laundering Restrictions. U.S. law requires the fund to implement policies and procedures reasonably designed to prevent, detect, and report money laundering and other illegal activity. The fund, consistent with applicable U.S. law, may redeem your shares and close your account; suspend, restrict, or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if MFSC is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures. Any applicable CDSC will be assessed upon redemption of your shares.

Confirmations in Quarterly Statements. Transactions made under certain periodic investment and withdrawal programs (including reinvestment plans) will be confirmed on quarterly account statements.

Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the fund does not transact purchase and redemption orders. To the extent the fund's assets are traded in other markets on days when the fund does not price its shares, the value of the fund's assets will likely change when you will not be able to purchase or redeem shares of the fund.

To determine net asset value, the fund’s investments for which reliable market quotations are readily available are valued at market value, and funds in which the fund invests are generally valued at their net asset value per share. Certain short term debt instruments may be valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments to MFS pursuant to the fund's valuation policy and procedures approved by the Board of Trustees. The Board of Trustees has designated MFS as the "valuation designee" of the fund. As valuation designee, MFS will determine the fair value, in good faith, of securities and other instruments held by the fund for which market quotations are not readily available and, among other things, will assess and manage material risks associated with fair value determinations, select, apply, and test fair value methodologies, and oversee and evaluate pricing services used in valuing the fund's investments. If MFS determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by MFS in accordance with the fair valuation policy and procedures adopted by MFS.

Under the fund's valuation policy and procedures, market quotations are not considered to be readily available for debt instruments and many types of derivatives. These investments are generally valued at fair value as determined by MFS based on information from third-party pricing services or otherwise determined by MFS in accordance with its fair valuation policy and procedures. These valuations can be based on both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads, and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but the fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions.

In addition, investments may be valued at fair value if MFS determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as

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MFS Lifetime 2050 Fund

developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, foreign equity securities may often be valued at fair value. MFS generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost, and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment.

The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Distributions

The fund intends to declare and pay any dividends to shareholders at least annually.

Any capital gains are distributed at least annually.

Distribution Options

The following distribution options are generally available for Class A, Class B, Class C, and Class I shares:

• Dividend and capital gain distributions automatically reinvested in additional shares (this option will be assigned if no other option is specified);

• Dividend distributions in cash; capital gain distributions automatically reinvested in additional shares;

• Dividend and capital gain distributions in cash; or

• Dividend and capital gain distributions automatically reinvested into the same class of shares of another MFS fund (not available for Class B shares).

Not all options are available for every class or every account.

Dividends and capital gain distributions for Class R1, Class R2, Class R3, Class R4, and Class R6 shares can only be reinvested in additional shares of the fund, except with respect to Class R6 shares, (i) certain institutional shareholders, (ii) shareholders who purchase shares through brokerage programs of certain financial intermediaries, and (iii) shareholders who purchase shares through asset-based fee programs of certain financial intermediaries may elect any of the other distribution options described above.

The distribution option for accounts with dividend distributions of less than $10 generally will be changed to reinvestment in additional shares of the fund. If you have elected to receive distributions in cash, and the postal service is unable to deliver checks to your address of record, or you do not respond to mailings from MFSC with regard to uncashed distribution checks, your distribution option may be converted to having all distributions reinvested in additional shares. You should contact MFSC to change your distribution option, and your request to do so must be received by MFSC before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund will have on your particular tax situation, including possible U.S. federal, state, and local and non-U.S. taxes. This discussion does not apply to shares of the fund held through tax-advantaged accounts such as retirement plans or by shareholders that are not "United States persons" under the Internal Revenue Code of 1986, as amended (the Internal Revenue Code).

The fund expects to distribute substantially all of its income and gains annually. Distributions from the fund are taxable whether you receive them in cash or reinvest them in additional shares. If you buy shares when the fund has realized but not yet distributed ordinary income or capital gains, you will pay full price for the shares and then receive a portion back as a taxable distribution if you continue to hold the shares through that distribution’s record date.

Any gain resulting from the redemption, sale, or exchange of your shares will generally also be subject to tax.

For U.S. federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the fund owned or is deemed to have owned the investments that generated them, rather than how long you have owned your shares of the fund. Distributions of gains from the sale of investments that the fund owned for more than one year and that are properly reported by the fund as capital gain dividends will be treated as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. Distributions of gains from the sale of investments that the fund owned for one year or less will be taxable as ordinary income. If some or all of the fund’s income derives from “qualified dividend income” and if you are an individual who meets holding period and other requirements with respect to the fund’s shares, those distributions that are properly reported by the fund as derived from qualified dividend income are taxed to you at the reduced rates applicable to net capital gains. The portion of the fund's distributions that will be derived from qualified dividend income will increase with increased allocations to equity fund classes.

A 3.8% Medicare contribution tax is generally imposed on distributions paid by the fund (other than exempt-interest dividends, if any) to, and net gains recognized on the sale, redemption, exchange, or other taxable disposition of shares of the fund by certain individuals, estates, and trusts to the extent their income exceeds certain threshold amounts.

Investing in underlying funds could affect the amount, timing, and character of distributions from the fund, and, therefore, may increase the amount of taxes payable by shareholders.

Investments by the underlying funds in foreign securities may be subject to foreign withholding or other taxes, which will decrease the fund's return on those securities.

If at the close of each quarter of the fund's taxable year, at least 50% of its total assets consists of interests in other regulated investment companies, the fund will be permitted to elect to pass through to its shareholders foreign income and other similar taxes paid by the fund in respect of foreign securities it holds directly or by an underlying fund that itself is eligible to elect and so elected to pass such taxes through to shareholders. If the fund makes such an election, you must include your share of those taxes in gross income as a distribution from the fund, and you will be allowed to claim a tax credit (or a deduction) for such taxes.

The IRS Form 1099 that is provided to you early each year details your distributions from the fund and how they are treated for U.S. federal tax purposes, and cost basis information for shares purchased on or after January 1, 2012, that you redeemed, sold, or exchanged. Our default method for calculating cost basis is average cost basis. More information about other cost basis methods and a

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MFS Lifetime 2050 Fund

cost basis selection/change form is available on mfs.com. If your account is held by your financial intermediary, you must contact your financial intermediary to obtain information about available cost basis methods and cost basis elections for your account.

Information about the Summary Prospectus, Prospectus, and SAI

The summary prospectus, prospectus, and SAI for a fund provide information concerning the fund. The summary prospectus, prospectus, and SAI are updated at least annually and any information provided in a summary prospectus, prospectus, or SAI can be changed without a shareholder vote unless specifically stated otherwise. The summary prospectus, prospectus, and SAI are not contracts between the fund and its shareholders and do not give rise to any contractual rights or obligations or any shareholder rights other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Provision of Shareholder Reports and Summary Prospectuses

The fund produces shareholder reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one paper copy of the fund’s annual and semiannual shareholder report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Additional Information on Fees and Expenses and Performance

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund’s most recently completed fiscal year, and a weighted average of the total annual fund operating expenses and the fee charged (if any) by the fund(s) in which the fund invested during the fund’s most recently completed fiscal year, expressed as a percentage of a class' average net assets during the period. The fund invests in Class R6 shares of the underlying funds. Annual fund operating expenses have not been adjusted to reflect the fund’s current asset size. In general, annual fund operating expenses, expressed as a percentage of a class' average net assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

Performance Information

All performance information shown in the “Class A Bar Chart” and the “Performance Table” reflects any applicable fee reductions and waivers and expense reimbursements and payments in effect during the periods shown; without these, the performance would have been lower.

From time to time, the fund may receive proceeds from litigation settlements, without which performance would be lower.

The fund commenced operations on September 15, 2010, with the offering of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 shares, and subsequently offered Class R6 shares on August 29, 2016.

In the "Performance Table," performance for Class R6 shares includes the performance of the fund's Class I shares, adjusted to take into account differences in sales loads and class specific operating expenses (such as Rule 12b-1 fees), if any, for periods prior to their offering.

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MFS Lifetime 2050 Fund

Financial Highlights

The financial highlights are intended to help you understand a fund’s financial performance for the past five years. Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, is filed with the SEC on Form N-CSR and is available online at funds.mfs.com and upon request by contacting MFSC (please see back cover for address and telephone number). The fund’s independent registered public accounting firm is Ernst & Young LLP.

	Year ended
Class A	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$23.11	$22.21	$20.09	$21.30	$23.98
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.56	$0.51	$0.32	$0.43	$1.17
Net realized and unrealized gain (loss)	4.96	1.44	2.51	(0.44)	(1.73)
Total from investment operations	$5.52	$1.95	$2.83	$(0.01)	$(0.56)
Less distributions declared to shareholders
From net investment income	$(0.57)	$(0.52)	$(0.31)	$(0.44)	$(1.18)
From net realized gain	(1.26)	(0.53)	(0.40)	(0.76)	(0.94)
Total distributions declared to shareholders	$(1.83)	$(1.05)	$(0.71)	$(1.20)	$(2.12)
Net asset value, end of period (x)	$26.80	$23.11	$22.21	$20.09	$21.30
Total return (%) (r)(s)(t)(x)	24.39	8.72	14.17	0.34	(3.36)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.45	0.47	0.48	0.50	0.50
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	2.17	2.14	1.51	2.12	4.85
Portfolio turnover rate	7	13	7	21	17
Net assets at end of period (000 omitted)	$46,345	$39,991	$37,887	$27,752	$22,761

	Year ended
Class B	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$22.88	$21.96	$19.80	$20.96	$23.62
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.34	$0.31	$0.12	$0.26	$0.95
Net realized and unrealized gain (loss)	4.93	1.43	2.51	(0.40)	(1.70)
Total from investment operations	$5.27	$1.74	$2.63	$(0.14)	$(0.75)
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.29)	$(0.07)	$(0.26)	$(0.97)
From net realized gain	(1.26)	(0.53)	(0.40)	(0.76)	(0.94)
Total distributions declared to shareholders	$(1.59)	$(0.82)	$(0.47)	$(1.02)	$(1.91)
Net asset value, end of period (x)	$26.56	$22.88	$21.96	$19.80	$20.96
Total return (%) (r)(s)(t)(x)	23.44	7.88	13.32	(0.37)	(4.11)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.20	1.22	1.23	1.25	1.25
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.32	1.33	0.57	1.30	3.98
Portfolio turnover rate	7	13	7	21	17
Net assets at end of period (000 omitted)	$373	$459	$650	$987	$1,265

25

MFS Lifetime 2050 Fund

	Year ended
Class C	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$22.53	$21.68	$19.63	$20.83	$23.49
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.34	$0.31	$0.14	$0.28	$0.91
Net realized and unrealized gain (loss)	4.84	1.41	2.46	(0.43)	(1.65)
Total from investment operations	$5.18	$1.72	$2.60	$(0.15)	$(0.74)
Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.34)	$(0.15)	$(0.29)	$(0.98)
From net realized gain	(1.26)	(0.53)	(0.40)	(0.76)	(0.94)
Total distributions declared to shareholders	$(1.63)	$(0.87)	$(0.55)	$(1.05)	$(1.92)
Net asset value, end of period (x)	$26.08	$22.53	$21.68	$19.63	$20.83
Total return (%) (r)(s)(t)(x)	23.44	7.88	13.33	(0.37)	(4.11)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.20	1.22	1.23	1.25	1.25
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.36	1.34	0.69	1.42	3.85
Portfolio turnover rate	7	13	7	21	17
Net assets at end of period (000 omitted)	$4,415	$4,100	$4,204	$3,521	$3,223

	Year ended
Class I	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$23.14	$22.23	$20.10	$21.27	$23.95
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.62	$0.57	$0.36	$0.60	$1.18
Net realized and unrealized gain (loss)	4.96	1.45	2.53	(0.56)	(1.68)
Total from investment operations	$5.58	$2.02	$2.89	$0.04	$(0.50)
Less distributions declared to shareholders
From net investment income	$(0.63)	$(0.58)	$(0.36)	$(0.45)	$(1.24)
From net realized gain	(1.26)	(0.53)	(0.40)	(0.76)	(0.94)
Total distributions declared to shareholders	$(1.89)	$(1.11)	$(0.76)	$(1.21)	$(2.18)
Net asset value, end of period (x)	$26.83	$23.14	$22.23	$20.10	$21.27
Total return (%) (r)(s)(t)(x)	24.65	9.03	14.46	0.60	(3.14)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.20	0.22	0.23	0.25	0.25
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.39	2.41	1.68	3.00	4.92
Portfolio turnover rate	7	13	7	21	17
Net assets at end of period (000 omitted)	$9,398	$7,780	$7,824	$2,425	$1,445

26

MFS Lifetime 2050 Fund

	Year ended
Class R1	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$22.62	$21.78	$19.72	$20.91	$23.59
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.38	$0.33	$0.15	$0.29	$0.95
Net realized and unrealized gain (loss)	4.83	1.40	2.46	(0.44)	(1.69)
Total from investment operations	$5.21	$1.73	$2.61	$(0.15)	$(0.74)
Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.36)	$(0.15)	$(0.28)	$(1.00)
From net realized gain	(1.26)	(0.53)	(0.40)	(0.76)	(0.94)
Total distributions declared to shareholders	$(1.66)	$(0.89)	$(0.55)	$(1.04)	$(1.94)
Net asset value, end of period (x)	$26.17	$22.62	$21.78	$19.72	$20.91
Total return (%) (r)(s)(t)(x)	23.46	7.88	13.32	(0.37)	(4.08)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.20	1.22	1.23	1.25	1.25
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.51	1.42	0.73	1.49	4.02
Portfolio turnover rate	7	13	7	21	17
Net assets at end of period (000 omitted)	$887	$916	$826	$680	$731

	Year ended
Class R2	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$22.85	$21.97	$19.86	$21.06	$23.70
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.43	$0.45	$0.24	$0.36	$1.00
Net realized and unrealized gain (loss)	4.96	1.42	2.50	(0.42)	(1.62)
Total from investment operations	$5.39	$1.87	$2.74	$(0.06)	$(0.62)
Less distributions declared to shareholders
From net investment income	$(0.48)	$(0.46)	$(0.23)	$(0.38)	$(1.08)
From net realized gain	(1.26)	(0.53)	(0.40)	(0.76)	(0.94)
Total distributions declared to shareholders	$(1.74)	$(0.99)	$(0.63)	$(1.14)	$(2.02)
Net asset value, end of period (x)	$26.50	$22.85	$21.97	$19.86	$21.06
Total return (%) (r)(s)(t)(x)	24.05	8.46	13.89	0.07	(3.59)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.70	0.72	0.73	0.75	0.75
Expenses after expense reductions (h)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	1.68	1.92	1.14	1.82	4.18
Portfolio turnover rate	7	13	7	21	17
Net assets at end of period (000 omitted)	$15,897	$16,547	$15,982	$18,388	$19,078

27

MFS Lifetime 2050 Fund

	Year ended
Class R3	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$22.90	$22.01	$19.91	$21.11	$23.79
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.55	$0.50	$0.31	$0.42	$1.10
Net realized and unrealized gain (loss)	4.91	1.44	2.49	(0.42)	(1.67)
Total from investment operations	$5.46	$1.94	$2.80	$0.00	$(0.57)
Less distributions declared to shareholders
From net investment income	$(0.57)	$(0.52)	$(0.30)	$(0.44)	$(1.17)
From net realized gain	(1.26)	(0.53)	(0.40)	(0.76)	(0.94)
Total distributions declared to shareholders	$(1.83)	$(1.05)	$(0.70)	$(1.20)	$(2.11)
Net asset value, end of period (x)	$26.53	$22.90	$22.01	$19.91	$21.11
Total return (%) (r)(s)(t)(x)	24.34	8.74	14.18	0.37	(3.41)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.45	0.47	0.48	0.50	0.50
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	2.18	2.13	1.49	2.09	4.60
Portfolio turnover rate	7	13	7	21	17
Net assets at end of period (000 omitted)	$152,864	$147,222	$157,398	$121,060	$118,076

	Year ended
Class R4	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$23.15	$22.24	$20.10	$21.31	$23.97
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.55	$0.51	$0.34	$0.45	$0.94
Net realized and unrealized gain (loss)	5.05	1.50	2.55	(0.41)	(1.46)
Total from investment operations	$5.60	$2.01	$2.89	$0.04	$(0.52)
Less distributions declared to shareholders
From net investment income	$(0.63)	$(0.57)	$(0.35)	$(0.49)	$(1.20)
From net realized gain	(1.26)	(0.53)	(0.40)	(0.76)	(0.94)
Total distributions declared to shareholders	$(1.89)	$(1.10)	$(0.75)	$(1.25)	$(2.14)
Net asset value, end of period (x)	$26.86	$23.15	$22.24	$20.10	$21.31
Total return (%) (r)(s)(t)(x)	24.68	8.98	14.49	0.57	(3.16)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.20	0.22	0.23	0.25	0.25
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.14	2.15	1.61	2.24	3.88
Portfolio turnover rate	7	13	7	21	17
Net assets at end of period (000 omitted)	$32,822	$34,359	$38,189	$44,972	$24,207

28

MFS Lifetime 2050 Fund

	Year ended
Class R6	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$23.12	$22.21	$20.08	$21.29	$23.96
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.65	$0.60	$0.40	$0.57	$1.26
Net realized and unrealized gain (loss)	4.97	1.45	2.51	(0.50)	(1.72)
Total from investment operations	$5.62	$2.05	$2.91	$0.07	$(0.46)
Less distributions declared to shareholders
From net investment income	$(0.67)	$(0.61)	$(0.38)	$(0.52)	$(1.27)
From net realized gain	(1.26)	(0.53)	(0.40)	(0.76)	(0.94)
Total distributions declared to shareholders	$(1.93)	$(1.14)	$(0.78)	$(1.28)	$(2.21)
Net asset value, end of period (x)	$26.81	$23.12	$22.21	$20.08	$21.29
Total return (%) (r)(s)(t)(x)	24.83	9.20	14.60	0.74	(2.97)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.06	0.08	0.08	0.10	0.09
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.53	2.55	1.88	2.85	5.23
Portfolio turnover rate	7	13	7	21	17
Net assets at end of period (000 omitted)	$356,834	$305,358	$284,955	$193,767	$147,729

(d)	Per share data is based on average shares outstanding.
(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

29

MFS Lifetime 2050 Fund

Appendix A - Waivers and Reductions of Sales Charges

This Appendix sets forth the various circumstances in which the initial sales charge (ISC) and/or the CDSC is waived or reduced for the MFS funds’ share classes. The waivers and reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction. Financial intermediaries may have different policies and procedures regarding the availability of ISC or CDSC waivers, which are discussed below. In all instances, it is your responsibility to notify your financial intermediary or MFSC at the time of purchase of any relationship or other facts qualifying you for sales charge waivers or reductions. For waivers and reductions not available through a particular financial intermediary, shareholders will have to purchase fund shares through another financial intermediary or directly from the fund to receive these waivers or reductions. You should contact your financial intermediary or MFSC if you have questions on the waivers and reductions that apply to your account and/or transaction type, including whether your account is maintained at an omnibus level with the fund by your financial intermediary. The following Categories of waivers and reductions apply:

• Merrill Lynch (Merrill) – If Merrill is the record owner of your shares and/or broker of record on your account and the account is maintained at an omnibus level by Merrill with the fund, Category II waivers apply.

• Ameriprise Financial – If Ameriprise Financial is the record owner and/or broker of record on your account invested in Class A shares and the account is maintained at an omnibus level by Ameriprise Financial with the fund, Category III waivers apply.

• Morgan Stanley – If Morgan Stanley is the record owner and/or broker of record on your account invested in Class A shares of the fund and the account is a Morgan Stanley Wealth Management transactional brokerage account maintained at an omnibus level by Morgan Stanley with the fund, Category IV waivers apply.

• Raymond James – If you are invested in shares of the fund through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, and the account is maintained at an omnibus level by Raymond James with the fund, Category V waivers apply.

• Janney Montgomery Scott LLC (Janney) – If you are invested in shares of the fund through an account maintained at an omnibus level by or on behalf of Janney with the fund, Category VI waivers apply.

• Edward Jones – If you are invested in shares of the fund through an Edward Jones platform or account maintained at an omnibus level by Edward Jones with the fund, Category VII waivers apply.

• D.A. Davidson & Co. (D.A. Davidson) – If you are invested in shares of the fund through a D.A. Davidson platform or account maintained at an omnibus level by or on behalf of D.A. Davidson with the fund, Category VIII waivers apply.

• Baird – If you are invested in shares through a Baird platform or account maintained at an omnibus level by or on behalf of Baird with the fund, Category IX waivers apply.

• J.P. Morgan Securities LLC – If you are invested in shares of the fund through an applicable J.P. Morgan Securities LLC brokerage account, Category X waivers apply.

• Stifel, Nicolaus & Company, Incorporated (Stifel) – If you are invested in shares of the fund through an applicable Stifel brokerage account, Category XI waivers apply.

• Wells Fargo Clearing Services, LLC and Wells Fargo Advisors Financial Network, LLC (collectively, "Wells Fargo Advisors") – If you are invested in shares of the fund through an applicable Wells Fargo Advisors brokerage account, Category XII waivers apply.

• All Others – Category I waivers apply to other accounts and transactions that do not otherwise fall under Category II – XII.

Not all MFS funds offer each share class. In order to qualify for a sales charge waiver or reduction, you must advise MFSC or your financial intermediary that you are eligible for the waiver at the time of purchase and/or redemption. The fund, MFS, and their affiliates reserve the right to eliminate, modify, and add waivers and reductions of sales charges at any time at their discretion.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect prior to an exchange based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC. If you exchange your shares out of MFS U.S. Government Money Market Fund or MFS U.S. Government Cash Reserve Fund into Class A shares of any other MFS fund, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares. You will not pay the initial sales charge if:

• the shares exchanged from either MFS fund were acquired by an exchange from any other MFS fund;

• the shares exchanged from either MFS fund were acquired by automatic investment of distributions from any other MFS fund; or

• the shares being exchanged would have, at the time of purchase, been eligible for purchase at net asset value had you invested directly in the MFS fund into which the exchange is being made.

In addition, transfers, rollovers, or other transactions from an account to a second account that purchases shares of the same class of the same fund or another MFS fund will not be charged the CDSC or ISC, as applicable, provided that the redemption order from the first account and the purchase order for the second account are combined into a single order for the transfer, rollover, or other transaction, and MFSC has available to it the necessary information about the CDSC applicable to the first account. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the fund in the first account and the original purchase date of the shares subject to the CDSC. You should contact your financial intermediary or MFSC if you have questions on the sales charge waivers and reductions that apply in a transfer between accounts, including whether MFSC has the required information.

The CDSC may be waived from time to time pursuant to Conduct Rule 2341 of FINRA.

With respect to MFS Municipal Income Fund, all references to Class A shares shall also apply to Class A1 shares and all references to Class B shares shall also apply to Class B1 shares.

A-1

MFS Lifetime 2050 Fund

WAIVERS AND REDUCTIONS

Financial Intermediary Category I

Eligible Accounts: Accounts that are not Eligible for Financial Intermediary Categories II – XII

As used below, the term “ESP” refers to employer sponsored plans; the term “SRO” refers to salary reduction only plans; the term “Employer Retirement Plans” includes 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level; the term “IRA” refers to traditional, Roth, rollover, SEP and SIMPLE IRAs; the term “ERISA” refers to the Employment Retirement Income Security Act of 1974, as amended.

GENERAL WAIVERS

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√	√	√
Shares acquired by automatic reinvestment of distributions of dividends and capital gains of any MFS fund into the same class of shares of another MFS fund.	√	√	√	√
B. Affiliates of Funds/Certain Financial Advisers
Shares acquired by officers, eligible directors, employees (including former employees), and agents of MFS, Sun Life Financial, or any of their subsidiary companies.	√	√	√	√
Shares acquired by trustees and former trustees of any investment company for which MFD serves as distributor.	√	√	√	√
Shares acquired by employees, directors, partners, officers, and trustees of any subadvisor to any MFS fund.	√	√	√	√

Shares acquired by certain family members of any such individual identified above and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√

Shares acquired by employees or registered representatives (including former employees) of financial intermediaries that have a selling agreement with MFD or an employee’s spouse (or legal equivalent under applicable state law) or employee’s children under the age of 21. For employees or registered representatives of such financial intermediaries who established an account with MFS prior to May 1, 2006, shares acquired by certain family members of employees or registered representatives of financial intermediaries and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√
Shares acquired by institutional clients of MFS or MFS Institutional Advisors, Inc.	√	√	√	√
C. Involuntary Redemptions
Shares redeemed at a fund’s direction due to the small size of a shareholder’s account.		√	√	√
D. Investment of Proceeds From Certain Redemptions of Class I Shares

The initial sales charge imposed on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class A shares, are waived with respect to Class A shares acquired of any MFS fund through the immediate reinvestment of the proceeds of a redemption of Class I shares of any MFS fund.

	√	√
E. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A shares, whichever is later).

		√	√	√
F. Death of Owner
Shares redeemed on account of the death of the account owner (e.g., shares redeemed by the estate or any		√	√	√

A-2

MFS Lifetime 2050 Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
transferee of the shares from the estate) if the shares were held solely in the deceased individual’s name, or for the benefit of the deceased individual.
G. Disability of Owner

Shares redeemed on account of the disability of the account owner if shares are held either solely or jointly in the disabled individual’s name or for the benefit of the disabled individual (in which case a disability certification form is required to be submitted to MFSC), or shares redeemed on account of the disability of the 529 account beneficiary.

		√	√	√
H. Asset-Based Fee Programs
Shares acquired by investors who purchase shares through asset-based fee programs available through financial intermediaries.	√	√
I. Insurance Company Separate Accounts
Shares acquired by insurance company separate accounts.	√	√
J. No Commissions Paid
Shares redeemed where MFD has not paid an up-front commission with respect to the sale of the shares, provided that such arrangement meets certain conditions established by MFD from time to time.		√	√	√
K. Conversions
In connection with a conversion from Class A shares to Class I shares of the same fund.		√
In connection with a conversion from Class A shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.		√
In connection with a conversion from Class B shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.			√
In connection with a conversion from Class C shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.				√
In connection with a conversion from Class I shares to Class A shares of the same fund.	√	√
In connection with an automatic conversion from Class B shares to Class A shares of the same fund.	√	√
In connection with an automatic conversion from Class C shares to Class A shares of the same fund.	√	√

In connection with a conversion from Class C shares to Class A shares of the same fund if the shareholder's financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD.

	√	√		√
L. Exchanges
The initial sales charge imposed on purchases of Class A shares is waived on shares purchased pursuant to an Automatic Exchange Plan.	√
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased by exchange from another MFS fund.	√
M. Reinstatement Privilege
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased pursuant to the Reinstatement Privilege as described below.	√
N. Large Purchases

The initial sales charge imposed on purchases of Class A shares is waived for purchases in excess of the maximum breakpoint amount described under "Description of Share Classes – Sales Charges and Waivers and Reductions" in the fund's prospectus.

Letter of Intent or Right of Accumulation provisions may apply for purposes of determining purchase amount as described below.

√
O. Miscellaneous
In connection with settlements reached between certain broker/dealers and FINRA, the SEC, and/or other regulatory	√	√

A-3

MFS Lifetime 2050 Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC

bodies regarding sales of Class B and Class C shares in excess of certain dollar thresholds, the fund will, at times, permit shareholders who are clients of these firms to redeem Class B and Class C shares of the fund and concurrently purchase Class A shares without paying an initial sales charge.

P. Self-Directed Brokerage Account Platforms (Class A shares only)

Shares acquired through a self-directed brokerage account platform (that may or may not charge a transaction fee to investors) offered by a financial intermediary who has entered into an agreement with MFD to offer fund shares through such platform. As of the date of the fund's prospectus, the following financial intermediaries had entered into an agreement with MFD to offer fund shares through such a platform: Charles Schwab & Co. Inc.; E*TRADE Securities LLC; Fidelity Brokerage Services LLC; GWFS Equities, Inc.; J.P. Morgan Securities LLC; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Morgan Stanley Smith Barney LLC; National Financial Services LLC; Nationwide Financial Services, Inc.; Nationwide Securities LLC; and Vanguard Marketing Corporation.

	√	√

Q. LPL Mutual Funds Only Platform (Class A shares only)
Shares acquired through the Mutual Fund Only Platform or other similar platform offered by LPL Financial LLC who has entered into an agreement with MFD to offer fund shares through such platform.	√	√

WAIVERS FOR RETIREMENT PLANS

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. General Waivers
Employer Retirement Plans.	√	√

In connection with a direct rollover of units from the MFS 529 Savings Plan to a Roth IRA held directly with MFSC pursuant to Section 126 of the SECURE 2.0 Act. Transfers of holdings of MFS Funds to a Roth IRA held with a brokerage firm or other financial intermediary and not established through MFSC are subject to the policies of such brokerage firm or financial intermediary which may differ with respect to such rollovers.

√
B. Benefit Responsive Waivers
Distributions made from an IRA, SAR-SEP, or a 403(b) SRO Plan pursuant to Section 72(t) of the Internal Revenue Code of 1986, as amended.		√	√	√
Death, disability, or retirement of 401(a) or ESP Plan participant, or death or disability of IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant.		√	√	√

Eligible participant distributions, such as distributions due to death, disability, financial hardship, retirement, and termination of employment from nonqualified deferred compensation plans (excluding, however, a termination of a plan).

		√	√	√
Loan from 401(a) or ESP Plan.		√	√	√
Financial hardship (as defined in U.S. Treasury Department Regulation Section 1.401(k)-l(d)(2), as amended from time to time) for 401(a) Plans and ESP Plans.		√	√	√
Termination of employment of 401(a) or ESP Plan participant (excluding, however, a termination of the Plan).		√	√	√
Tax-free return of excess 401(a) Plan, ESP Plan, IRA, or SAR-SEP contributions.		√	√	√
Certain involuntary redemptions and redemptions in connection with certain automatic withdrawals from a 401(a) Plan.		√	√	√

Required minimum distributions pursuant to Internal Revenue Code rules made on or after the 401(a) Plan participant, ESP Plan participant, IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant, as applicable, has attained the age at which such distributions are required under Internal Revenue Code rules.

		√	√	√

A-4

MFS Lifetime 2050 Fund

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period (36 months for shareholders with an LOI entered into prior to February 1, 2023, with a $1 million commitment) and investments in the MFS 529 Savings Plan. Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

For each purchase you make under the LOI you will pay the initial sales charge rate applicable to the total amount you intended to purchase.

Out of the shareholder's initial purchase (or subsequent purchases if necessary), 5% of the dollar amount specified in the Letter of Intent application shall be held in escrow by MFSC in the form of shares registered in the shareholder's name. All distributions on escrowed shares will be paid to the shareholder or to the shareholder's order. At the end of the 13-month period or 36-month period, as applicable, the shareholder will be notified, the escrowed shares will be released, and the Letter of Intent will be terminated.

If the intended minimum investment amount is not completed, MFSC will redeem an appropriate number of the escrowed shares in order to pay the higher sales charge level for the amount actually purchased. Shares remaining after any such redemption will be released by MFSC. By completing and signing the Account Application or separate Service Application, the shareholder irrevocably appoints MFSC his or her attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.

To establish an LOI, complete the Letter of Intent section of your account application or service application. In order to benefit from the LOI, it is your responsibility to inform your financial intermediary or MFSC that the LOI is in effect each time shares of a fund are purchased.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds and/or any investments in the MFS 529 Savings Plan, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA. For purposes of obtaining reduced sales charges under the LOI and ROA, you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

Eligible accounts that you may link under an LOI and ROA are:

• Individual accounts;

• Joint accounts;

• Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

• Certain single-participant retirement plan accounts;

• Certain Individual Retirement Accounts;

• Uniform Gifts/Transfers to Minor Acts accounts; and

• Accounts held in the name of your financial intermediary on your behalf.

In addition to the accounts set forth above which are eligible for linking, you may also combine any of your investments in the MFS 529 Savings Plan for purposes of obtaining reduced sales charges on purchases of Class A shares of any MFS fund.

It is your responsibility to inform the broker/dealer for each current purchase of any accounts held with the MFS funds that you believe are eligible to be linked under an LOI or an ROA and of any investments you have in the MFS 529 Savings Plan that are also able to be counted for purposes of obtaining reduced sales charges on purchases of Class A shares of any MFS fund. If you have not designated a broker/dealer, you should inform MFSC directly of any accounts held with the MFS funds and of any investments in the MFS 529 Savings Plan that you believe are eligible to be counted under an LOI or an ROA. You should provide your financial intermediary (or MFSC if you have not designated a broker/dealer) with certain supporting information at the time of each purchase regarding accounts held with the MFS funds and investments in the MFS 529 Savings Plan that are eligible to be combined for purposes of an LOI or ROA. Such information may include shareholder identification numbers or applicable account numbers or account statements. Your financial intermediary is responsible for taking into account this information about accounts eligible to be combined (including any MFS 529 Savings Plan investments) when transmitting your purchase order to the fund.

Group Purchases. A bona fide group and all its members may be treated at MFD's discretion as a single purchaser and, under the ROA (but not the LOI), obtain quantity sales charge discounts on the purchase of Class A or Class A1 shares if the group (1) gives its endorsement or authorization to the investment program so that it may be used by the financial intermediary to facilitate solicitation of the membership, thus effecting economies of the sales efforts; (2) has a legitimate purpose other than to purchase mutual fund shares at a discount; (3) is not a group of individuals whose sole organizational nexus is as credit cardholders of a company, policyholders of an insurance company, customers of a bank or financial intermediary, clients of an investment adviser, or other similar groups; and (4) agrees to provide certification of membership of those members investing money in the funds upon the request of MFD. Employer-sponsored retirement plans, such as a 401(a) plan, 457 deferred compensation plan, an Employer Sponsored Group IRA, and an IRA SEP/SARSEP, SIMPLE and 403(b) plans, may qualify as a bona fide group if they meet the above criteria.

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MFS Lifetime 2050 Fund

Reinstatement Privilege. Within 90 days of a redemption of Class A, Class B, or Class C shares, you have a one-time right per fund per registration to reinvest the proceeds of such redemption into Class A shares of the same fund or another MFS fund without paying an initial sales charge. For clarity, proceeds can only be reinvested in Class A shares of an MFS fund under the same account registration as the redeemed shares.

Any CDSC paid upon the redemption of Class A shares will be credited to your account, and your new Class A shares will be subject to a CDSC according to the CDSC schedule applicable to your original shares.

Any CDSC paid upon the redemption of Class B or Class C shares will not be credited to your account and the Class A shares purchased using this reinstatement privilege will not be subject to a CDSC.

In order to benefit from the reinstatement privilege, it is your responsibility to inform your financial intermediary or MFSC that the reinstatement privilege is in effect each time shares of the fund are purchased under this privilege.

A-6

MFS Lifetime 2050 Fund

Financial Intermediary Category II

Eligible Accounts: Accounts with Merrill Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Merrill with the Fund

Purchases or sales of front-end (for example, Class A) or level-load (for example, Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this Fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.

It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.

Additional information on waivers, discounts, and share class exchanges is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement") and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

Front-end Load Waivers Available at Merrill

Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

Shares purchased through a Merrill investment advisory program
Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account
Shares purchased through the Merrill Edge Self-Directed platform
Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account
Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement

Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement)

Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g., the fund’s officers or trustees)

Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement

Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end, Back-end, and Level Load Shares Available at Merrill

Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22(e)(3))
Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement
Shares sold due to return of excess contributions from an IRA account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation

Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g., traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund

Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent

Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement

Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of

A-7

MFS Lifetime 2050 Fund

mutual fund family assets held in accounts in their Merrill Household

On or about May 1, 2026, assets not held at Merrill will no longer be included in the ROA calculation. For more detail on the timing and calculation, please refer to the Merrill SLWD Supplement.

Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement

On or about May 1, 2026, Merrill will no longer accept new LOIs. For more detail on the timing, please refer to the Merrill SLWD Supplement.

A-8

MFS Lifetime 2050 Fund

Financial Intermediary Category III

Eligible Accounts: Accounts Investing in Shares of the Fund with Ameriprise Financial Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Ameriprise Financial with the Fund

Shareholders purchasing fund shares through an Ameriprise Financial platform or account will be eligible only for the following front-end sales charge waivers (“ISC”) or contingent deferred sales charge (“CDSC”) waivers, as applicable, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI. Shareholders remain eligible for other reductions in front-end sales charges available pursuant to exchange features or volume breakpoints (including Rights of Accumulation (“ROA”) and Letter of Intent (“LOI”) programs) as described elsewhere in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the same fund.	√	√
B. Employees/Registered Representatives of Ameriprise Financial
Shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.	√	√

Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial financial adviser and/or the adviser’s spouse, adviser’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), adviser’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

	√	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to an ISC or CDSC.

	√	√	√
D. Retirement Plans

Shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, or SAR-SEPs.

	√	√
E. Transactions Between Share Classes

Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load-waived shares, that waiver will also apply to such exchanges.

	√	√
F. Death or Disability of Owner
Redemptions due to the death or disability of the shareholder.		√	√
G. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
H. Benefit Responsive Waivers for Retirement Accounts
Redemptions made in connection with a return of excess contributions from an IRA account.		√	√
Redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.		√	√

A-9

MFS Lifetime 2050 Fund

Financial Intermediary Category IV

Eligible Accounts: Accounts Investing in Class A Shares through a Morgan Stanley Wealth Management Transactional Brokerage Account Maintained at an Omnibus Level with the Fund

Shareholders purchasing fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the fund’s prospectus or SAI. Shareholders remain eligible for other reductions in Class A front-end sales charges available pursuant to exchange features or volume breakpoints (including Rights of Accumulation (ROA) and Letter of Intent (LOI) programs) as described elsewhere in the fund's prospectus or SAI.

Class A Front-end Sales Charge Waived
Waiver Category	Class A ISC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees of Morgan Stanley
Morgan Stanley employee and employee-related accounts according to Morgan Stanley's account linking rules.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

√
D. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
E. Morgan Stanley Self-Directed Programs
Shares purchased through a Morgan Stanley self-directed brokerage account.	√
F. Morgan Stanley Wealth Management Share Class Conversion Program

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.

√

A-10

MFS Lifetime 2050 Fund

Financial Intermediary Category V

Eligible Accounts: Accounts Investing in Shares through a Raymond James Platform or Account Maintained at an Omnibus Level by Raymond James with the Fund

Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI. In all instances, it is the purchaser's responsibility to notify the purchaser's financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. As described elsewhere in the fund's prospectus or SAI, there is no initial sales charge imposed on purchases of Class A shares pursuant to an Automatic Exchange Plan or purchased by exchange from another MFS fund.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Investment Advisory Programs
Shares purchased in a Raymond James investment advisory program.	√
B. Dividend and Distribution Reinvestment
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.	√
C. Employees/Registered Representatives of Raymond James
Shares acquired by employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.	√
D. Large Purchases
Breakpoints as described in the fund's prospectus.	√
E. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as "Rights of Reinstatement").

	√	√	√	√
F. Raymond James Share Class Conversion Program

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

√
G. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√	√
H. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A shares, whichever is later).

		√	√	√
I. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√	√
J. Payment of Raymond James Fees
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.		√	√	√
K. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
L. Letters of Intent

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MFS Lifetime 2050 Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

A-12

MFS Lifetime 2050 Fund

Financial Intermediary Category VI

Eligible Accounts: Accounts Maintained at an Omnibus Level by or on behalf of Janney Montgomery Scott LLC with the Fund

Shareholders purchasing fund shares through an account maintained at an omnibus level with the fund by Janney Montgomery Scott LLC (Janney), or by a clearing broker or custodian on behalf of Janney, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI. Customers of Janney whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased of the same fund within the MFS fund family through reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of Janney
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the MFS fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

	√	√	√
D. Transactions Between Share Classes and Funds
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney's policies and procedures.	√
Shares exchanged into the same share class of another MFS fund.		√	√
E. Death or Disability of Owner
Shares redeemed upon the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder's first withdrawal under the plan(s).		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

		√	√

H. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
I. Payment of Janney Fees
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.		√	√

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Right Of Accumulation (ROA). ROA, which entitles shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holdings of MFS fund family assets held by accounts within the shareholder's household at Janney. Eligible MFS fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial adviser about such assets.

Letter of Intent (LOI). LOI, which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period. Eligible MFS fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

A-13

MFS Lifetime 2050 Fund

Financial Intermediary Category VII

Eligible Accounts: Accounts Investing in Shares of the Fund through an Edward Jones Platform or Account Maintained at an Omnibus Level by Edward Jones with the Fund

The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as "shareholders") purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from discounts and waivers described elsewhere in the fund's prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of MFS funds, or other facts qualifying the purchaser for breakpoints or waivers.  Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these breakpoints and waivers.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Fee-Based Programs
Shares purchased in an Edward Jones fee-based program.	√
Shares exchanged in an Edward Jones fee-based program.	√	√	√	√
B. Dividend and Distribution Reinvestment
Shares purchased within the MFS fund family through reinvestment of capital gains and dividend distributions.	√
C. Associates of Edward Jones

Shares acquired by associates of Edward Jones and its affiliates and other shareholders who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good standing and remains in good standing pursuant to Edward Jones' policies and procedures.

√
D. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the MFS fund family so long as the following conditions are met (i) the proceeds are from the sale of shares within 60 days of the purchase; and (ii) the sale and purchase are made in the same share class and one of the following applies: (a) the sale and purchase occur in the same account or (b) the sale proceeds are used to process an individual retirement account (“IRA”) contribution, excess contributions, conversion, recharacterization of contributions, or distribution, and the purchase is done in an account within the same pricing group (as determined by Edward Jones under its policies and procedures).

The Reinstatement Privilege excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.

√
Shares acquired through NAV reinstatement.		√	√	√
E. Transactions between Share Classes and Funds

Shares converted from another share class into Class A shares of the same fund at the discretion of Edward Jones. Edward Jones will be responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable Class A sales charge as disclosed in the fund's prospectus.

√
Shares converted from Class C into Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.	√
F. Death or Disability of Owner
Shares sold on account of the death or disability of the account shareholder or 529 plan account beneficiary.		√	√	√
G. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder's first withdrawal under the plan(s).		√	√	√
H. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA.		√	√	√

A-14

MFS Lifetime 2050 Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the sale is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

		√	√	√
I. Payment of Edward Jones Fees
Shares sold to pay Edward Jones fees or costs but only if the transaction is initiated by Edward Jones.		√	√	√
J. Large Purchases
Breakpoint amounts as described in the fund's prospectus, subject to the Rights of Accumulation rules described below.	√
K. Minimum Balances
Shares sold at the discretion of Edward Jones for Minimum Balances, as described below.		√	√	√

Description of Certain Policies for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). A shareholder may pay a reduced or no initial sales charge on purchases of Class A shares if the shareholder intends to invest a specific dollar amount in any class of any MFS fund within a 13-month period. The LOI is determined by calculating the higher of the cost paid by the shareholder or the market value of any existing qualifying holdings (as calculated at the beginning of the 13-month period) in combination with the value that the shareholder intends to purchase over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during the 13-month period will receive the sales charge and breakpoint discount that applies to the total amount.

If the shareholder does not purchase the intended amount within the 13-month period, the shareholder's account will be adjusted by selling the amount of shares needed to pay the higher initial sales charge level for the amount actually purchased. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce any sales charge previously paid. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Right Of Accumulation (ROA). Under the ROA, a shareholder may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the amount of the shareholder's investment with the shareholder's existing investments in the MFS funds and MFS 529 funds, based on the higher of the cost paid by the shareholder minus sales or the current market value of the applicable MFS funds and MFS 529 funds. For purposes of calculating the ROA, the shareholder's account may be grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations ("pricing groups") (as determined by Edward Jones under its policies and procedures). For purposes of calculating the ROA, holdings of shares of certain money market funds or shares held in group retirement plans are not taken into account. If grouping assets as a shareholder, the ROA includes all investments of a shareholder in the MFS funds and MFS 529 funds held on the Edward Jones platform and/or held on other platforms. The inclusion of investments in the MFS funds and MFS 529 funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts. Purchases by shareholders will be subject to a $250 initial purchase minimum and no subsequent purchase minimum.

Minimum Balances. Edward Jones has the right to sell at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not subject to this minimum balance policy: (1) a fee-based account held on an Edward Jones platform; (2) a 529 account held on an Edward Jones platform; or (3) an account with an active systematic investment plan or LOI (as defined above).

Changing Share Classes. At any time it deems necessary, Edward Jones has the authority to convert at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

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MFS Lifetime 2050 Fund

Financial Intermediary Category VIII

Eligible Accounts: Accounts Investing in Shares of the Fund through a D.A. Davidson & Co. Platform or Account Maintained at an Omnibus Level by or on behalf of D.A. Davidson & Co. with the Fund

Shareholders purchasing fund shares, including existing fund shareholders, through a D.A. Davidson &. Co. (D.A. Davidson) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which D.A. Davidson provides trade execution, clearance, and/or custody services, where such account is maintained on an omnibus level with the fund by D.A. Davidson, or by a clearing broker or custodian on behalf of D.A. Davidson, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI. Customers of D.A. Davidson whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased within the MFS fund family through systematic reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of D.A. Davidson
Shares acquired by employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the MFS fund family so long as the following conditions are met (i) the repurchase occurs within 90 days following the redemption; (ii) the redemption and purchase occur in the same account; and (iii) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of D.A. Davidson.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts if the redemption is taken in or after the year the shareholder reaches the qualified age based on IRS regulations.

		√	√
H. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser's household at D.A. Davidson. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
I. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

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MFS Lifetime 2050 Fund

Financial Intermediary Category IX

Eligible Accounts: Accounts Investing in Shares through a Baird Platform or Account Maintained at an Omnibus Level by or on behalf of Baird with the Fund

Shareholders purchasing fund shares through a Baird platform or account maintained at an omnibus level with the fund by Baird, or by a clearing broker or custodian on behalf of Baird, will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or the SAI. Customers of Baird whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees/Registered Representatives of Baird
Shares acquired by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions from another MFS fund, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur within the purchaser’s Baird household, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as "Rights of Reinstatement").

	√	√	√

D. Transactions between Share Classes and Funds

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Baird.

√

E. Retirement Plans

Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

√
F. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
G. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
H. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√
I. Payment of Baird Fees
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.		√	√
J. Rights of Accumulation

Rights of Accumulations (ROAs) which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser’s household at Baird. Eligible MFS fund family assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial adviser about such assets.

√
K. Letters of Intent
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of MFS fund family assets through Baird, over a 13-month period of time.	√

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MFS Lifetime 2050 Fund

Financial Intermediary Category X

Eligible Accounts: Accounts Investing in Shares through a J.P. Morgan Securities LLC Platform or Account Maintained at an Omnibus Level by J.P. Morgan Securities LLC with the Fund

If you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC, or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Transactions between Share Classes

Shares exchanged from Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.

√

A shareholder in the fund’s Class C shares will have their shares converted by J.P. Morgan Securities LLC to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.

√
B. Retirement Plans

Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.

√
C. J.P. Morgan Securities LLC Self-Directed Investing accounts
Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.	√
D. Reinstatement Privilege
Shares purchased through rights of reinstatement.	√
Shares acquired through a right of reinstatement.		√	√
E. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).	√
F. Employees/Registered Representatives of J.P. Morgan Securities LLC
Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.	√
G. Death or Disability of Owner
Shares sold upon the death or disability of the shareholder.		√	√
H. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.		√	√
I. Benefit Responsive Waivers for Retirement Accounts
Shares purchased in connection with a return of excess contributions from an IRA account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.		√	√
J. Large Purchases
Breakpoints as described in the prospectus.	√
K. Rights of Accumulation

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MFS Lifetime 2050 Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC

Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.

√
L. Letters of Intent
Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).	√

A-19

MFS Lifetime 2050 Fund

Financial Intermediary Category XI

Eligible Accounts: Accounts Investing in Shares through a Stifel Platform or Account Maintained at an Omnibus Level by Stifel with the Fund

Shareholders purchasing or holding fund shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and CDSC, or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.

As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.

Stifel continually looks to provide its clients with the lowest cost share class available based on account type. Stifel reserves the right and you consent to the conversion of shares to the lowest cost share class available at Stifel if such share class becomes available or upon transfer of shares into an advisory program.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Front-end sales charge waivers on Class A shares available at Stifel

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund in the 7th year following the anniversary of the purchase date pursuant to Stifel’s policies and procedures. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to the conversion of Class C shares following a shorter holding period, that waiver will apply.

√
Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel.	√
Shares purchased in an Stifel fee-based advisory program (often referred to as a “wrap” program).	√
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund or other fund within the MFS fund family.	√

Shares purchased from the proceeds of redemptions within the MFS fund family provided the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e., systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel’s account maintenance fees are not eligible for rights of reinstatement.

√
Shares from rollovers into Stifel from retirement plans to IRAs.	√
Purchases of 529 Plans through a rollover from another 529 plan.	√
Purchases of 529 Plans made for reinvestment of refunded amounts.	√

Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to MFS, if applicable. Any future purchases are subject to the applicable Class A sales charge as disclosed in the applicable fund’s prospectus.

√

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

√
B. CDSC Waivers on Class A and Class C Shares
Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary.		√	√
Shares sold as part of a systematic withdrawal plan not to exceed 12% annually.		√	√
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√

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MFS Lifetime 2050 Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
Shares acquired through a right of reinstatement.		√	√
Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel.		√	√
Shares exchanged or sold in a Stifel fee-based program.		√	√
C. Rights of Accumulation (ROA)

ROA that entitles shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in the MFS fund family held by accounts within the purchaser’s household at Stifel. Ineligible assets include holdings of MFS U.S. Government Money Market Fund and Class A shares of MFS U.S. Government Cash Reserve Fund, which do not assess a front-end sales charge. Eligible assets not held at Stifel may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

√

A-21

MFS Lifetime 2050 Fund

Financial Intermediary Category XII

Eligible Accounts: Accounts Investing in Shares through Wells Fargo Clearing Services, LLC and Wells Fargo Advisors Financial Network, LLC (collectively, "Wells Fargo Advisors")

Clients of Wells Fargo Advisors (“Clients”) purchasing fund shares through Wells Fargo Advisors are eligible for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the prospectus or SAI. In all instances, it is the Client's responsibility to inform Wells Fargo Advisors at the time of purchase of any relationship, holdings, or other facts qualifying the Client for discounts or waivers. Wells Fargo Advisors can ask for documentation supporting the qualification.

Wells Fargo Clearing Services, LLC operates a First Clearing business, but these rules are not intended to include First Clearing firms.

Contingent deferred sales charges (“CDSC”) imposed on fund redemptions will not be rebated based on future purchases.

Unless specifically described below, other front-end load waivers are not available on fund purchases through Wells Fargo Advisors.

Sales Charge Waived
Waiver Category	Class A ISC
A. Self-Directed Brokerage Accounts
WellsTrade, the firm’s online self-directed brokerage account, generally offers no-load share classes but there could be instances where a Class A share is offered without a front-end sales charge.	√
B. Wells Fargo Advisors 529 Plan

Clients purchasing or converting to Class A shares of the fund through Wells Fargo Advisors brokerage accounts are entitled to a waiver of the front-end load in the following circumstances:

• Shares purchased through a rollover from another 529 plan.

• Recontribution(s) of distributed funds are only allowed during the net asst value (“NAV”) reinstatement period as dictated by the sponsor’s specifications outlined by the plan.

Wells Fargo Advisors is not able to apply the NAV reinstatement privilege for 529 Plan account purchases placed directly with the fund. Clients wishing to utilize this privilege outside of Wells Fargo systems will need to do so directly with the Wells Fargo Advisors 529 Plan or a financial intermediary that supports this feature.

√
C. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
D. Employees/Registered Representatives of Wells Fargo Advisors

Wells Fargo Advisors employee and employee-related accounts according to Wells Fargo Advisor’s employee account linking rules. Legacy accounts and positions receiving affiliate discounts prior to the effective date will continue to receive discounts. Following the effective date, employees of Wells Fargo Advisors’ affiliate businesses will not be offered Class A shares of the funds at NAV.

√
E. Breakpoints

Clients purchasing Class A shares of the fund through Wells Fargo Advisors brokerage accounts will follow the following aggregation rules for breakpoints:

• SEP or SIMPLE IRAs will not be aggregated as a group plan. Such accounts will aggregate with the Client’s personal accounts based on Social Security Number. Previously established SEP and SIMPLE IRAs may still be aggregated as a group plan.

• Employer-sponsored retirement plan (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans) accounts will aggregate with other plan accounts under the same Tax ID and will not be aggregated with other retirement plan accounts under a different Tax ID or personal accounts. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or Keogh plans.

• Gift of shares will not be considered when determining breakpoint discounts.

√

A-22

MFS Lifetime 2050 Fund

Appendix B – Menu and Description of Underlying Funds

The following is a list of the underlying funds in which the fund may invest at any time.

Bond Funds:
MFS Emerging Markets Debt Fund
MFS Emerging Markets Debt Local Currency Fund
MFS Global Opportunistic Bond Fund
MFS Government Securities Fund
MFS High Income Fund
MFS Inflation-Adjusted Bond Fund
MFS Limited Maturity Fund
MFS Total Return Bond Fund
Money Market Fund:
MFS Institutional Money Market Portfolio
Equity Funds (International or U.S.):
International Equity Funds:
MFS Blended Research Emerging Markets Equity Fund
MFS Blended Research International Equity Fund
MFS Emerging Markets Equity Fund
MFS International Growth Fund
MFS International Intrinsic Equity Fund[1]
MFS International New Discovery Fund
MFS Research International Fund
U.S. Equity Funds:
MFS Blended Research Core Equity Fund
MFS Blended Research Growth Equity Fund
MFS Blended Research Mid Cap Equity Fund
MFS Blended Research Small Cap Equity Fund
MFS Blended Research Value Equity Fund
MFS Growth Fund
MFS Mid Cap Growth Fund
MFS Mid Cap Value Fund
MFS New Discovery Fund
MFS New Discovery Value Fund
MFS Research Fund
MFS Value Fund
Non-Traditional Funds:
MFS Commodity Strategy Fund
MFS Global Real Estate Fund

1 Effective April 30, 2026, the name of MFS International Intrinsic Value Fund changed to MFS

International Intrinsic Equity Fund.

The following is a description of the underlying funds in which the fund may invest. Further information about each underlying fund (other than MFS Institutional Money Market Portfolio, which is only offered to certain investment companies advised by MFS), including a copy of an underlying fund's most recent prospectus, SAI, Annual and Semi-Annual Reports, financial statements, and other information, may be obtained on the fund’s Website at mfs.com, or by contacting MFSC.

Bond Funds:

MFS Emerging Markets Debt Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in debt instruments of issuers that are tied economically to emerging market countries. Emerging markets are countries determined to have emerging market economies based on factors that demonstrate the country's financial and capital markets are in the development phase, including whether a particular country has a low- to middle-income economy according to the International Bank for Reconstruction and Development (the World Bank), the country’s designation by the International Monetary Fund as an emerging market, or the country's inclusion in an emerging market index. Emerging market countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe. Debt instruments include corporate debt instruments, foreign government securities, U.S. Government securities, and other obligations to repay money borrowed.

MFS generally considers the issuer of a security or other investment to be tied economically to emerging market countries if: (i) the security or other investment is issued or guaranteed by the government of an emerging market country or any of its agencies, authorities or instrumentalities; (ii) the issuer is organized under the laws of, and maintains a principal office in, an emerging market country; (iii) the issuer has its principal securities trading market in an emerging market country; (iv) a third party has identified an emerging market country as the issuer’s “country of risk”; (v) the issuer is included in an index which is representative of emerging market countries; (vi) the issuer derives 50% or more of its total revenues from goods sold or services performed in emerging market countries; or (vii) the issuer has 50% or more of its assets in emerging market countries.

MFS may also invest the fund’s assets in debt instruments of issuers that are not tied economically to emerging market countries.

MFS may invest up to 100% of the fund’s assets in below investment grade quality debt instruments.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS allocates the fund's assets across countries primarily based on fundamental economic and financial analysis of the creditworthiness of each country and the relative values of countries' external debt, currencies, and local market debt. In selecting investments, MFS may consider economic and financial fundamentals, liquidity, duration, yield curve positioning, relative value, and other factors. Quantitative tools that systematically evaluate these and other factors may also be considered. MFS may also consider environmental, social, and governance (ESG) factors

B-1

MFS Lifetime 2050 Fund

in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Emerging Markets Debt Local Currency Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in debt instruments of issuers that are tied economically to emerging market countries and denominated in local currencies, and derivative instruments with similar economic characteristics to these instruments. Emerging markets are countries determined to have emerging market economies based on factors that demonstrate the country's financial and capital markets are in the development phase, including whether a particular country has a low- to middle-income economy according to the International Bank for Reconstruction and Development (the World Bank), the country’s designation by the International Monetary Fund as an emerging market, or the country's inclusion in an emerging market index. Emerging market countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe. Examples of emerging market countries include, but are not limited to, Argentina, Brazil, Chile, Hungary, India, Indonesia, Mexico, Panama, the People’s Republic of China, Peru, Poland, Saudi Arabia, South Africa, South Korea, Taiwan, and Thailand. Debt instruments include foreign government securities, U.S. Government securities, inflation-adjusted debt instruments, corporate debt instruments, and other obligations to repay money borrowed.

MFS generally considers the issuer of a security or other investment to be tied economically to emerging market countries if: (i) the security or other investment is issued or guaranteed by the government of an emerging market country or any of its agencies, authorities or instrumentalities; (ii) the issuer is organized under the laws of, and maintains a principal office in, an emerging market country; (iii) the issuer has its principal securities trading market in an emerging market country; (iv) a third party has identified an emerging market country as the issuer’s “country of risk”; (v) the issuer is included in an index which is representative of emerging market countries; (vi) the issuer derives 50% or more of its total revenues from goods sold or services performed in emerging market countries; or (vii) the issuer has 50% or more of its assets in emerging market countries.

MFS may also invest the fund’s assets in debt instruments of issuers and derivative instruments that are not tied economically to emerging market countries.

MFS generally focuses on foreign government and government-related debt instruments, but may also invest the fund’s assets in corporate debt instruments.

MFS may invest up to 100% of the fund’s assets in below investment grade quality debt instruments.

MFS normally invests the fund's assets across different countries and regions, but MFS may invest a significant percentage of the fund's assets in issuers in a single country or region.

The fund is a non-diversified fund. This means that MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS allocates the fund's assets across countries primarily based on fundamental economic and financial analysis of the creditworthiness of each country and the relative values of countries' external debt, currencies, and local market debt. In selecting investments, MFS may consider economic and financial fundamentals, liquidity, duration, yield curve positioning, relative value, and other factors. Quantitative tools that systematically evaluate these and other factors may also be considered. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Global Opportunistic Bond Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in debt instruments of U.S. and foreign issuers, including emerging markets issuers. Debt instruments include U.S. Government securities, corporate debt instruments, foreign government securities, securitized instruments (including mortgage-backed securities and other asset-backed securities), and other obligations to repay money borrowed.

While MFS may invest the fund’s assets in debt instruments of any type, MFS generally focuses on debt instruments of issuers located in developed markets.

MFS generally focuses on investment grade quality debt instruments, but may also invest the fund’s assets in below investment grade quality debt instruments.

MFS normally enters into currency hedging transactions using derivatives to reduce the fund’s foreign currency exposure such that the fund is primarily exposed to the U.S. dollar.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region. MFS generally invests the fund's assets in at least three different countries and invests a percentage of the fund's net assets in securities of foreign issuers equal to at least the lesser

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MFS Lifetime 2050 Fund

of 40% or the percentage of foreign issuers in the Bloomberg Global Aggregate Index (USD Hedged) less 15%.

MFS may invest up to 35% of the fund’s assets in any industry that accounts for more than 20% of the global bond market as measured by an index determined by MFS to be an appropriate measure of the global bond market, currently the Bloomberg Global Aggregate Index (USD Hedged).

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector and regional allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Government Securities Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in U.S. Government securities. U.S. Government securities are securities issued or guaranteed by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity, including mortgage-backed securities and other types of securitized instruments issued or guaranteed by such entities. MFS may also invest the fund's assets in other debt instruments.

MFS generally invests substantially all of the fund’s assets in investment grade quality debt instruments.

MFS may purchase or sell securities for the fund on a when-issued, delayed delivery, or forward commitment basis where payment and delivery take place at a future settlement date, including mortgage-backed securities purchased or sold in the to be announced (TBA) market. When MFS sells securities for the fund on a when-issued, delayed delivery, or forward commitment basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the deliverable securities.

MFS may invest the fund’s assets in foreign securities.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS uses an active investment approach in managing the fund that combines top-down considerations and bottom-up fundamental investment analysis to make decisions about sector allocations, duration and yield curve positioning, and security selection. Top-down considerations include macroeconomic factors such as interest rates, U.S. growth and inflation trends, fiscal and monetary policies, longer-term structural shifts in the economy, regulatory trends, and tail risks (i.e., risks associated with extreme events of relatively low probability, but potentially significant market impact). Bottom-up factors considered may include an instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. For mortgage-backed securities, additional factors such as prepayment risk and mortgage pool characteristics may also be evaluated. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. In addition, market technicals are typically considered in determining sector allocations and specific security selection. Market technicals include, but are not limited to, bond supply and demand dynamics, liquidity, and trading patterns. Quantitative screening tools may also be considered in determining the fund’s portfolio positioning.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes. In addition, derivative instruments that provide investment exposure to the investments subject to the fund’s 80% policy or to one or more of the market risk factors associated with the fund’s 80% policy may be counted in meeting such policy.

MFS High Income Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in high income debt instruments. Debt instruments include corporate debt instruments, foreign government securities, floating rate loans, and other obligations to repay money borrowed. High income debt instruments are debt instruments that are below investment grade quality. Below investment grade quality debt instruments are debt instruments rated BB+ or lower by S&P or Fitch, or Ba1 or lower by Moody’s, or comparably rated by another Nationally Recognized Statistical Rating Organization ("NRSRO"). A debt instrument will be considered unrated if none of these NRSROs have assigned a rating. In cases where a rating for an individual security is not available, MFS may assign a rating to the security

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MFS Lifetime 2050 Fund

based on the methodology referenced above with respect to the issuer of such security.

MFS may invest the fund’s assets in other types of debt instruments.

MFS may invest up to 100% of the fund’s assets in below investment grade quality debt instruments.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of the issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes. In addition, derivative instruments that provide investment exposure to the investments subject to the fund's 80% policy or to one or more of the market risk factors associated with the fund's 80% policy may be counted in meeting such policy.

MFS Inflation-Adjusted Bond Fund

Investment Objective

The fund’s investment objective is to seek total return that exceeds the rate of inflation over the long-term, with an emphasis on current income, but also considering capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in inflation-adjusted debt instruments and other instruments with similar economic characteristics. Inflation-adjusted debt instruments are debt instruments whose principal and/or interest payments are adjusted for realized inflation.

MFS generally focuses the fund’s investments in inflation-adjusted debt instruments issued by the U.S. Treasury. MFS may also invest the fund’s assets in other inflation-adjusted debt instruments and non-inflation-adjusted debt instruments, including corporate debt instruments, foreign government securities, securitized instruments, and other debt instruments.

MFS generally invests substantially all of the fund’s assets in investment grade quality debt instruments.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS may invest the fund’s assets in foreign securities.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS uses an active investment approach in managing the fund that combines top-down considerations and bottom-up fundamental investment analysis to make decisions about sector allocations, duration and yield curve positioning, and security selection. Top-down considerations include macroeconomic factors such as interest rates, U.S. growth and inflation trends, fiscal and monetary policies, longer-term structural shifts in the economy, regulatory trends, and tail risks (i.e., risks associated with extreme events of relatively low probability, but potentially significant market impact). Bottom-up factors considered may include an instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. In addition, market technicals are typically considered in determining sector allocations and specific security selection. Market technicals include, but are not limited to, bond supply and demand dynamics, liquidity, and trading patterns. Quantitative screening tools may also be considered in determining the fund’s portfolio positioning.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Limited Maturity Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital preservation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in debt instruments.

The fund’s dollar-weighted average effective maturity will normally not exceed five years. In determining an instrument’s effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a call, put, pre-refunding, prepayment or redemption provision, or an adjustable coupon) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

MFS generally invests substantially all of the fund’s assets in investment grade quality debt instruments.

MFS invests the fund’s assets in U.S. securities and U.S. dollar-denominated foreign securities, which may include emerging market securities.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant

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MFS Lifetime 2050 Fund

percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of the issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, and labor practices. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

MFS Total Return Bond Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in debt instruments. Debt instruments include corporate bonds, U.S. Government securities, foreign government securities, securitized instruments (including mortgage-backed securities and other asset-backed securities), municipal instruments, and other obligations to repay money borrowed.

MFS primarily invests the fund’s assets in investment grade quality debt instruments, but may also invest the fund's assets in below investment grade quality debt instruments.

MFS may purchase or sell securities for the fund on a when-issued, delayed delivery, or forward commitment basis where payment and delivery take place at a future settlement date, including mortgage-backed securities purchased or sold in the to be announced (TBA) market. When MFS sells securities for the fund on a when-issued, delayed delivery, or forward commitment basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the deliverable securities.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of the issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, and labor practices. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes. In addition, derivative instruments that provide investment exposure to the investments subject to the fund’s 80% policy or to one or more of the market risk factors associated with the fund’s 80% policy may be counted in meeting such policy.

Money Market Fund:

MFS Institutional Money Market Portfolio

Investment Objective

The fund’s investment objective is to seek current income consistent with preservation of capital and liquidity. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets in U.S. dollar-denominated money market instruments and repurchase agreements.

The fund does not seek to maintain a stable share price. In buying and selling investments for the fund, MFS follows U.S. Securities and Exchange Commission rules for money market funds regarding credit quality, diversification, liquidity, and maturity.

The fund is only offered to certain investment companies advised by MFS.

International Equity Funds:

MFS® Blended Research® Emerging Markets Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

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MFS Lifetime 2050 Fund

Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments in issuers economically tied to emerging market countries based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the MSCI Emerging Markets Index.

MFS normally invests at least 80% of the fund’s net assets in equity securities of issuers that are tied economically to emerging market countries. Emerging markets are countries determined to have emerging market economies based on factors that demonstrate the country's financial and capital markets are in the development phase, including whether a particular country has a low- to middle-income economy according to the International Bank for Reconstruction and Development (the World Bank), the country’s designation by the International Monetary Fund as an emerging market, or the country's inclusion in an emerging market index. Emerging market countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe. Examples of emerging market countries include, but are not limited to, Argentina, Brazil, Chile, Hungary, India, Indonesia, Mexico, Panama, the People’s Republic of China, Peru, Poland, Saudi Arabia, South Africa, South Korea, Taiwan, and Thailand. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS generally considers the issuer of a security or other investment to be tied economically to emerging market countries if: (i) the security or other investment is issued or guaranteed by the government of an emerging market country or any of its agencies, authorities or instrumentalities; (ii) the issuer is organized under the laws of, and maintains a principal office in, an emerging market country; (iii) the issuer has its principal securities trading market in an emerging market country; (iv) a third party has identified an emerging market country as the issuer’s “country of risk”; (v) the issuer is included in an index which is representative of emerging market countries; (vi) the issuer derives 50% or more of its total revenues from goods sold or services performed in emerging market countries; or (vii) the issuer has 50% or more of its assets in emerging market countries.

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers’ qualitative assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 2% compared to the MSCI Emerging Markets Index. Tracking error generally measures how the differences between the fund's returns and the MSCI Emerging Markets Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to the applicable index. Third-party quantitative risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS® Blended Research® International Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the MSCI All Country World (ex-US) Index.

MFS normally invests at least 80% of the fund’s net assets in equity securities. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS normally invests the fund’s assets primarily in foreign securities, including emerging market securities.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

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MFS Lifetime 2050 Fund

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers' qualitative assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 2% compared to the MSCI All Country World (ex-US) Index. Tracking error generally measures how the differences between the fund's returns and the MSCI All Country World (ex-US) Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to the applicable index. Third-party quantitative risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Emerging Markets Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in equity securities of issuers that are tied economically to emerging market countries. Emerging markets are countries determined to have emerging market economies based on factors that demonstrate the country's financial and capital markets are in the development phase, including whether a particular country has a low- to middle-income economy according to the International Bank for Reconstruction and Development (the World Bank), the country’s designation by the International Monetary Fund as an emerging market, or the country's inclusion in an emerging market index. Emerging market countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS generally considers the issuer of a security or other investment to be tied economically to emerging market countries if: (i) the security or other investment is issued or guaranteed by the government of an emerging market country or any of its agencies, authorities or instrumentalities; (ii) the issuer is organized under the laws of, and maintains a principal office in, an emerging market country; (iii) the issuer has its principal securities trading market in an emerging market country; (iv) a third party has identified an emerging market country as the issuer’s “country of risk”; (v) the issuer is included in an index which is representative of emerging market countries; (vi) the issuer derives 50% or more of its total revenues from goods sold or services performed in emerging market countries; or (vii) the issuer has 50% or more of its assets in emerging market countries.

MFS may also invest the fund’s assets in equity securities of issuers that are not tied economically to emerging market countries.

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS International Growth Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in growth companies. Growth companies are companies that MFS believes have above average earnings growth potential compared to other companies. MFS considers a number of factors when determining a company’s growth potential, including whether (i) the issuer is included in an index that is representative of growth companies; (ii) the issuer is classified as a growth company by an

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MFS Lifetime 2050 Fund

independent third party financial data provider; and/or (iii) the issuer exhibits the characteristics of a growth company, considering metrics such as historical and/or projected growth rates relative to the applicable equity market. Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS International Intrinsic Equity Fund

(Formerly, MFS International Intrinsic Value Fund)

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 80% of the fund’s net assets in equity securities. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies. In managing the fund, MFS assesses the intrinsic valuation of issuers by considering the full context of how a company's cash flows are generated. MFS focuses on companies it believes have conservative balance sheets, sustainable competitive advantages, high returns on capital, and/or the ability to weather economic downturns, among other factors. Many of the factors considered by MFS in assessing issuers are qualitative in nature and require subjective judgment and interpretation.

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease currency exposure.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS International New Discovery Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with small to medium capitalizations.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may

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MFS Lifetime 2050 Fund

include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS Research International Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in securities of companies of any size.

In conjunction with a team of investment research analysts, sector leaders select investments for the fund. MFS generally manages the fund to be sector neutral to the MSCI EAFE (Europe, Australasia, Far East) Index using MFS' custom industry and sector categories to classify the fund and the MSCI EAFE (Europe, Australasia, Far East) Index's holdings.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

U.S. Equity Funds:

MFS® Blended Research® Core Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the Standard & Poor's 500 Stock Index.

MFS normally invests at least 80% of the fund’s net assets in equity securities. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers’ qualitative assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 2% compared to the Standard & Poor's 500 Stock Index. Tracking error generally measures how the differences between the fund's returns and the Standard & Poor's 500 Stock Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to the applicable index. Third-party quantitative

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MFS Lifetime 2050 Fund

risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS® Blended Research® Growth Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the Russell 1000® Growth Index, which represents the fund's investment universe.

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 80% of the fund’s net assets in equity securities of growth companies. Growth companies are companies that MFS believes have above average earnings growth potential compared to other companies. MFS considers a number of factors when determining a company’s growth potential, including whether (i) the issuer is included in an index that is representative of growth companies; (ii) the issuer is classified as a growth company by an independent third party financial data provider; and/or (iii) the issuer exhibits the characteristics of a growth company, considering metrics such as historical and/or projected growth rates relative to the applicable equity market. Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

The fund is a non-diversified fund. This means that MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers' qualitative assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 2% compared to the Russell 1000® Growth Index. Tracking error generally measures how the differences between the fund's returns and the Russell 1000® Growth Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to an index that represents the fund's investment universe. Third-party quantitative risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS® Blended Research® Mid Cap Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the Russell Midcap® Index, which represents the fund's investment universe.

MFS normally invests at least 80% of the fund’s net assets in equity securities of issuers with medium market capitalizations. MFS defines medium market capitalization companies as issuers that (i) have market capitalizations within the capitalization range of the Russell Midcap® Index over the past 12 months based on the current composition of the index and/or are (ii) classified as a medium capitalization company by an independent third party financial data provider. The market capitalization range of companies considered to have medium capitalizations based on the above criteria will change over time depending on market conditions. For illustrative purposes, as of December 31, 2025, the range of the market capitalizations of the issuers in the Russell Midcap® Index was between approximately $1.3 billion and $101.9 billion, and the fund’s average weighted market capitalization as of that date was $24.5 billion. Equity securities include common stocks, depositary receipts, equity interests in real estate investment trusts (REITs), and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the

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MFS Lifetime 2050 Fund

stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers' qualitative assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 3% compared to the Russell Midcap® Index. Tracking error generally measures how the differences between the fund's returns and the Russell Midcap® Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to an index that represents the fund's investment universe. Third-party quantitative risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS® Blended Research® Small Cap Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the Russell 2000® Index, which represents the fund's investment universe.

MFS normally invests at least 80% of the fund’s net assets in equity securities of issuers with small market capitalizations. MFS defines small market capitalization companies as issuers that (i) have market capitalizations within the capitalization range of the Russell 2000® Index over the past 12 months based on the current composition of the index and/or are (ii) classified as a small capitalization company by an independent third party financial data provider. The maximum market capitalization of companies considered to have small capitalizations based on the above criteria will change over time depending on market conditions. For illustrative purposes, as of December 31, 2025, the range of the market capitalizations of the issuers in the Russell 2000® Index was between approximately $5.0 million and $31.3 billion, and the fund’s average weighted market capitalization as of that date was $5.2 billion. Equity securities include common stocks, depositary receipts, equity interests in real estate investment trusts (REITs), and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers' qualitative

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assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 3% compared to the Russell 2000® Index. Tracking error generally measures how the differences between the fund's returns and the Russell 2000® Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to an index that represents the fund's investment universe. Third-party quantitative risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS® Blended Research® Value Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the Russell 1000® Value Index, which represents the fund's investment universe.

MFS normally invests at least 80% of the fund’s net assets in equity securities of value companies. Value companies are companies that MFS believes are undervalued compared to their perceived worth in the marketplace. MFS considers a number of factors when determining whether a company is undervalued, including whether (i) the issuer is included in an index which is representative of value companies; (ii) the issuer is classified as a value company by an independent third party financial data provider and/or (iii) the issuer exhibits the characteristics of a value company, considering metrics such as such as price-to-book ratio, price-to-earnings ratio, and dividend yield relative to the applicable equity market. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. Equity securities include common stocks, depositary receipts, equity interests in real estate investment trusts (REITs), and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers’ qualitative assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 2% compared to the Russell 1000® Value Index. Tracking error generally measures how the differences between the fund's returns and the Russell 1000® Value Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to an index that represents the fund's investment universe. Third-party quantitative risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Growth Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in growth companies. Growth companies are companies that MFS believes have above average potential with respect to the rate and duration of earnings growth compared to other companies. MFS considers a number of factors when determining a company’s growth potential, including whether (i) the issuer is included in an index that is representative of growth companies; (ii) the issuer is classified as a growth company by an independent third party financial data provider; and/or (iii) the issuer exhibits the characteristics of a growth company, considering metrics such as historical and/or projected growth rates relative to the applicable equity market. Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

MFS normally invests the fund’s assets primarily in equity securities.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

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MFS Lifetime 2050 Fund

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

The fund is a non-diversified fund. This means that MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Mid Cap Growth Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in growth companies with medium market capitalizations. MFS defines medium market capitalization companies as issuers that (i) have market capitalizations within the capitalization range of the Russell Midcap® Index over the past 12 months based on the current composition of the index and/or are (ii) classified as a medium capitalization company by an independent third party financial data provider. The market capitalization range of companies considered to have medium capitalizations based on the above criteria will change over time depending on market conditions. For illustrative purposes, as of November 30, 2025, the range of the market capitalizations of the issuers in the Russell Midcap® Index was between approximately $956.3 million and $115.7 billion, and the fund’s average weighted market capitalization as of that date was $39.3 billion. Growth companies are companies that MFS believes have above average potential with respect to the rate and duration of earnings growth compared to other companies. MFS considers a number of factors when determining a company’s growth potential, including whether (i) the issuer is included in an index that is representative of growth companies; (ii) the issuer is classified as a growth company by an independent third party; and/or (iii) the issuer exhibits the characteristics of a growth company, considering metrics such as historical and/or projected growth rates relative to the applicable equity market. Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

MFS normally invests the fund’s assets primarily in equity securities.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Mid Cap Value Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in value companies with medium market capitalizations.

MFS defines medium market capitalization companies as issuers that (i) have market capitalizations within the capitalization range of the Russell Midcap® Index over the past 12 months based on the current composition of the index and/or are (ii) classified as a medium capitalization company by an independent third party financial data provider. The market capitalization range of companies considered to have medium capitalizations based on the above criteria will change over time depending on market conditions. For illustrative purposes, as of December 31, 2025, the range of the market capitalizations of the issuers in the Russell Midcap® Index was between approximately $1.3 billion and $101.9 billion, and the fund’s average weighted market capitalization as of that date was $24.4 billion.

Value companies are companies that MFS believes are undervalued compared to their perceived worth in the marketplace. MFS considers a number of factors when determining whether a company is undervalued, including whether (i) the issuer is included in an index which is representative of value companies; (ii) the issuer is classified as a value company by an independent third party financial data provider and/or (iii) the issuer exhibits the characteristics of a value company, considering metrics such as such as price-to-book ratio, price-to-earnings ratio, and dividend yield relative to the applicable equity market. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

MFS normally invests the fund’s assets primarily in equity securities.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

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MFS Lifetime 2050 Fund

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS New Discovery Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with small capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS New Discovery Value Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in value companies. Value companies are companies that MFS believes are undervalued compared to their perceived worth in the marketplace. MFS considers a number of factors when determining whether a company is undervalued, including whether (i) the issuer is included in an index which is representative of value companies; (ii) the issuer is classified as a value company by an independent third party financial data provider and/or (iii) the issuer exhibits the characteristics of a value company, considering metrics such as historical and/or projected price-to-book, price-to-earnings, and price-to-cash flow ratios, enterprise value (the total value of the issuer’s outstanding equity and debt) relative to earnings, and free cash flow yield compared to the applicable equity market and/or to issuers in the same sector or industry. In assessing the relative value of an issuer, MFS may also consider measures of financial quality, such as indicators of profitability (i.e., return on equity and return on invested capital), balance sheet strength (including leverage and interest coverage ratios), and capital allocation discipline. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

MFS normally invests the fund’s assets primarily in equity securities.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with small capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Research Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

B-14

MFS Lifetime 2050 Fund

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in equity securities.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

In conjunction with a team of investment research analysts, sector leaders select investments for the fund. MFS generally manages the fund to be sector neutral to the Standard & Poor's 500 Stock Index using MFS' custom industry and sector categories to classify the fund and the Standard & Poor's 500 Stock Index's holdings.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS Value Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in value companies. Value companies are companies that MFS believes are undervalued compared to their perceived worth in the marketplace. MFS considers a number of factors when determining whether a company is undervalued, including whether (i) the issuer is included in an index which is representative of value companies; (ii) the issuer is classified as a value company by an independent third party and/or (iii) the issuer exhibits the characteristics of a value company, considering metrics such as such as price-to-book ratio, price-to-earnings ratio, and dividend yield relative to the applicable equity market. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

MFS normally invests the fund’s assets primarily in equity securities.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

Non-Traditional Funds:

MFS Commodity Strategy Fund

Investment Objective

The fund’s investment objective is to seek total return. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund’s objective by providing exposure to the commodities markets through investing in commodity-linked derivatives rather than investing directly in commodities. Commodities are economic goods that are typically the product of agriculture, mining, or primary industrial processes. Commodities include, but are not limited to, grains, beef, oil, natural gas, grains, beef, and industrial and precious metals.

MFS expects to gain exposure to the commodities markets by investing in MFS Commodity Strategy Portfolio. MFS Commodity Strategy Portfolio gains exposure to the commodities markets by investing in commodity-linked derivatives such as commodity-linked futures, options, and/or swaps. MFS may invest up to 25% of the fund's assets (at the time of purchase) in MFS Commodity Strategy Portfolio.

MFS Commodity Strategy Portfolio's investments in commodity-linked derivatives are leveraged (i.e., involves investment exposure greater than the amount of the investment). MFS expects the fund's exposure to the commodities markets to be approximately equivalent to investing all of the fund's investments in commodity-linked derivatives on an unleveraged basis.

MFS allocates MFS Commodity Strategy Portfolio's investments in commodity-linked derivatives primarily based on its proprietary quantitative models. Factors considered by the quantitative models may include valuation, momentum, and economic and behavioral data. MFS may also consider current market conditions, its qualitative assessment of the risk/return characteristics of commodities and commodity sectors, and other factors in structuring MFS Commodity Strategy Portfolio's portfolio.

B-15

MFS Lifetime 2050 Fund

MFS normally allocates the MFS Commodity Strategy Portfolio's commodity exposure across different commodities and commodity sectors, but MFS may expose a significant percentage of the MFS Commodity Strategy Portfolio's assets to a particular commodity or commodity sector or a limited number of commodities or commodity sectors.

MFS generally invests substantially all of the fund's assets not invested in MFS Commodity Strategy Portfolio in U.S. and foreign debt instruments. In addition, MFS Commodity Strategy Portfolio may also invest in U.S. and foreign debt instruments. Of the fund’s direct and indirect investments in debt instruments, MFS generally invests substantially all of these investments in investment grade quality debt instruments.

MFS normally invests the fund's direct and indirect investments in debt instruments across different countries and regions, but MFS may invest a significant percentage of the fund's assets in issuers in a single country or region.

In addition to the commodity-linked derivatives used by MFS Commodity Strategy Portfolio as described above, MFS may use other types of derivatives for any investment purpose in managing the fund and/or MFS Commodity Strategy Portfolio. To the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, and swaps.

Some portion of the fund's and MFS Commodity Strategy Portfolio's assets may be held in cash and/or debt instruments due to collateral requirements for the fund's and MFS Commodity Strategy Portfolio's investments in derivatives.

MFS uses an active bottom-up investment approach to buying and selling debt investments for the fund. Debt investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered.

MFS Global Real Estate Fund

Investment Objective

The fund’s investment objective is to seek total return. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in U.S. and foreign real estate-related investments. Real estate-related investments are issuers that are principally engaged in real estate activities and/or providing products and services related to the real estate sector, including (i) real estate investment trusts (REITs); (ii) issuers similar to REITs formed under the laws of non-U.S. countries; (iii) issuers included in an index that is representative of real estate-related investments; (iv) issuers that a third party has given the issuer an industry or sector classification consistent with real estate-related activities; and (v) other issuers that earn at least 50% of their gross revenues or net profits from real estate activities or from products or services related to the real estate sector. Real estate activities include owning, developing, managing, or acting as a broker for real estate. Examples of real estate products or services include building supplies and mortgage servicing.

MFS normally invests the fund’s assets primarily in equity securities.

MFS generally focuses the fund’s investments in equity REITs as well as similar entities formed under the laws of non-U.S. countries, but may also invest the fund’s assets in mortgage REITs, hybrid REITs and other U.S. and foreign real estate-related investments, including emerging market real estate-related investments.

MFS may invest the fund’s assets in real estate-related investments of any size. However, issuers of real estate-related investments tend to have small-to-medium market capitalizations.

MFS normally allocates the fund’s investments across different REIT managers and property types, such as apartments, retail properties, office buildings, hotels, industrial properties, health care facilities, storage facilities, manufactured housing and special use facilities, but may from time to time focus the fund’s investments in any one or a few of these areas.

MFS normally invests the fund's assets across different countries and regions, but MFS may invest a significant percentage of the fund's assets in issuers in a single country or region.

MFS generally invests the fund's assets in at least three different countries and invests a percentage of the fund's net assets in securities of foreign issuers equal to at least the lesser of 40% or the percentage of foreign issuers in the FTSE EPRA Nareit Developed Real Estate Index less 15%.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered in selecting investments for the fund may include an issuer's management ability, cash flows, price/funds from operations ratio, dividend yield and payment history, price/net asset value ratio, market price, and the ability of an issuer to grow from operations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, an issuer's governance structure and practices, social issues such as diversity and labor practices, and environmental issues such as physical and transition risks related to changes in climate.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

B-16

MFS Lifetime 2050 Fund

MFS Lifetime 2050 Fund

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 111 Huntington Avenue, Boston, MA 02199, Attention: Fund Secretary. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate, and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS Lifetime 2050 Fund, the following documents are available free upon request:

Annual/Semiannual Reports and Form N-CSR Filings. The fund’s annual and semiannual shareholder reports and Form N-CSR contain information about the fund’s actual investments. Annual shareholder reports discuss the effect of recent market conditions and investment strategies on the fund’s performance during its last fiscal year. Form N-CSR includes the fund’s annual and semiannual financial statements.

Statement of Additional Information (SAI). The SAI, dated August 28, 2026, as may be amended or supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the SAI, annual/semiannual shareholder reports, fund financial statements, and other information about the fund, including current net asset values per share, and make inquiries about the fund, by contacting:

Internet: mfs.com

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

Telephone: 1-800-225-2606

Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

The fund’s Investment Company Act file number is 811-21780.

HOW TO CONTACT US

Website mfs.com MFS TALK 1-800-637-8255 24 hours a day	Account service and literature Shareholders 1-800-225-2606 Investment professionals 1-800-343-2829 Retirement plan services 1-800-637-1255	Mailing address MFS Service Center, Inc. P.O. Box 219341 Kansas City, MO 64121-9341 Overnight mail MFS Service Center, Inc. Suite 219341 801 Pennsylvania Avenue Kansas City, MO 64105-1307

August 28, 2026

PROSPECTUS

MFS® Lifetime® 2055 Fund

The investment objective of the fund is to seek a high level of total return consistent with its asset allocation until the approximate retirement year in the fund's name; thereafter, the fund will seek total return through a combination of current income and capital appreciation. The asset allocation of the fund will change over time.

CLASS	TICKER SYMBOL
Class A	LFIAX
Class B	LFIBX
Class C	LFICX
Class I	LFIIX
Class R1	LFIRX
Class R2	LFISX
Class R3	LFITX
Class R4	LFIUX
Class R6	LFIKX

The U.S. Securities and Exchange Commission (the SEC) has not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

L55-PRO-082826

MFS Lifetime 2055 Fund

Summary of Key Information

Investment Objective

The fund’s investment objective is to seek a high level of total return consistent with its asset allocation until the approximate retirement year in the fund's name; thereafter, the fund will seek total return through a combination of current income and capital appreciation. The asset allocation of the fund will change over time.

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below. Expenses for Class B shares have been adjusted to reflect the full impact of the distribution fee.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 16 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):
Share Class	A	B	C	I	R1	R2	R3	R4	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%#	4.00%	1.00%	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Share Class	A	B	C	I	R1	R2	R3	R4	R6
Management Fee	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None	1.00%	0.50%	0.25%	None	None
Other Expenses	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.08%
Acquired (Underlying) Fund Fees and Expenses	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%
Total Annual Fund Operating Expenses	1.02%	1.77%	1.77%	0.77%	1.77%	1.27%	1.02%	0.77%	0.62%
Fee Reductions, Expense Reimbursements and/or MFS Payments[1]	(0.23)%	(0.23)%	(0.23)%	(0.23)%	(0.23)%	(0.23)%	(0.23)%	(0.23)%	(0.22)%
Total Annual Fund Operating Expenses After Fee Reductions, Expense Reimbursements and/or MFS Payments	0.79%	1.54%	1.54%	0.54%	1.54%	1.04%	0.79%	0.54%	0.40%
# This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

1 Massachusetts Financial Services Company (MFS) has agreed in writing to bear the fund's expenses, excluding management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, investment-related expenses, and fees and expenses associated with investments in investment companies and other similar investment vehicles, or make payment to the fund, such that "Other Expenses" do not exceed 0.00% of the class' average daily net assets annually for each of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 shares, and (0.14)% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2027.

2

MFS Lifetime 2055 Fund

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$651	$859	$1,085	$1,731
Class B Shares assuming[1]
redemption at end of period	$557	$835	$1,138	$1,867
no redemption at end of period	$157	$535	$938	$1,867
Class C Shares assuming[1]
redemption at end of period	$257	$535	$938	$1,867
no redemption at end of period	$157	$535	$938	$1,867
Class I Shares	$55	$223	$405	$933
Class R1 Shares	$157	$535	$938	$2,065
Class R2 Shares	$106	$380	$675	$1,514
Class R3 Shares	$81	$302	$541	$1,227
Class R4 Shares	$55	$223	$405	$933
Class R6 Shares	$41	$176	$324	$753

1 Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies

The fund is designed to provide diversification among different asset classes for investors with the approximate retirement year in the fund's name. MFS (Massachusetts Financial Services Company, the fund's investment adviser) invests substantially all of the fund's assets in other MFS mutual funds, referred to as underlying funds.

MFS selects the asset class allocations based on a strategic asset allocation process that takes into account a variety of factors, including historical risk and performance, projected performance, and other factors. MFS’ analyses of projected performance are primarily based on quantitative models using various inputs such as valuation metrics, growth rates, profitability, yields, and inflation. MFS may also consider current market conditions, its qualitative assessment of the risk/return characteristics of asset classes, and other factors in determining these allocations.

MFS employs the strategic asset allocation process described above to determine the amount of the fund's assets invested in (1) underlying funds that invest primarily in equity securities (“Equity Funds”) and underlying funds that provide exposure to less traditional asset classes, currently real estate and commodities (“Non-Traditional Funds”) and (2) underlying funds that invest primarily in debt instruments (“Bond Funds”) and an underlying fund that invests in cash and/or cash equivalents (“Money Market Fund”).

MFS selects the underlying funds within each asset class based on underlying fund classifications, historical risk, historical and projected performance of the represented asset classes, as well as other factors.

Within the Equity Fund allocation, MFS seeks to diversify by geography (by including domestic and international underlying funds, including emerging market underlying funds), in terms of market capitalization (by including large, mid, and small capitalization underlying funds) and by style (by including both growth and value underlying funds). A portion of the fund’s assets is also allocated to Non-Traditional Funds (i.e., asset classes less correlated to the overall equity and debt markets), which MFS believes provides further diversification benefits.

Within the Bond Fund allocation, MFS includes underlying funds with varying degrees of geographic (potentially including emerging market), interest rate and credit exposure, including exposure to below investment grade quality debt instruments. A portion of the fund’s assets may also be allocated to the Money Market Fund.

MFS normally invests the underlying funds’ assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the underlying funds' assets in issuers in a single industry, sector, country, or region.

As of August 1, 2026, the fund’s approximate long-term strategic allocation among asset classes was:

Equity Funds and Non-Traditional Funds	95%
Bond Funds and Money Market Fund	5%

All percentages are rounded to the nearest percent.

MFS may deviate from the long-term strategic allocations set forth above; however, any deviation from the long-term strategic allocation is not expected to be greater than plus or minus 10% under normal market conditions. At no time, however, will the fund's investments in Equity Funds and Non-Traditional Funds exceed 99%. Additionally, the fund’s allocation to Non-Traditional Funds will not typically exceed 20% of the fund’s assets.

As of August 1, 2026, the fund’s approximate strategic allocation among asset classes was:

Equity Funds and Non-Traditional Funds	94.8%
U.S. Equity Funds	55.5%
International Equity Funds	28.5%
Non-Traditional Funds	10.8%
Bond Funds and Money Market Fund	5.3%
Bond Funds	5.0%
Money Market Fund	0.3%

All percentages are rounded to the nearest tenth of a percent. As a result, the sum of the asset class allocations presented in the table may not total 100%.

The asset class allocations for the fund, as well as the underlying funds and their weightings, are based on an allocation strategy designed for investors with the approximate retirement year in the fund’s name. Investors should also consider their age, personal circumstances, risk tolerance, and overall investment strategy and

3

MFS Lifetime 2055 Fund

allocation. The asset allocation strategy will become increasingly conservative over time, shifting more weight from Equity Funds and Non-Traditional Funds to Bond Funds and the Money Market Fund.

Upon reaching its stated target year, the fund’s allocation strategy will be aligned with the allocation strategy of MFS Lifetime Income Fund. It is expected that the fund will be combined with MFS Lifetime Income Fund within five years of the date that its asset allocation strategy matches the asset allocation strategy of MFS Lifetime Income Fund. MFS Lifetime Income Fund is designed for investors who intend to withdraw assets over an extended period of time or who want an investment with an asset allocation mix similar to MFS Lifetime Income Fund's long-term strategic asset allocation. The chart below illustrates how the asset allocation strategy of the fund will change over time.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund, including near or after the target year. There is no guarantee that the fund will provide income at or through retirement. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Allocation Risk: MFS' assessment of the risk/return potential of asset classes and underlying funds, and the resulting allocation among asset classes and underlying funds, may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Underlying Funds Risk: MFS' strategy of investing in underlying funds exposes the fund to the risks of the underlying funds. Each underlying fund pursues its own investment objective and strategies and may not achieve its objective. In addition to the fees and expenses the fund bears directly, shareholders of the fund will indirectly bear the fees and expenses of the underlying funds.

Investment Selection Risk: MFS' investment analysis, including its assessment of the intrinsic valuation of issuers, its development and use of quantitative models, and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. The quantitative models used by MFS (both proprietary and third-party) may not produce the intended results for a variety of reasons, including the factors used in the models, the weight placed on each factor in the models, changes from the market factors' historical trends, changing sources of market return or market risk, and technical issues in the design, development, implementation, application, and maintenance of the models (e.g., incomplete, stale, or inaccurate data, human error, programming or other software issues, coding errors, and technology failures).

Equity Market Risk/Company Risk: Equity markets are volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general. Certain events can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market. The value of an investment held by the fund may decline due to factors directly related to the issuer.

Growth Company Risk: The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Value Company Risk: The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

Debt Market Risk: Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets or the debt markets generally. Certain events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or segment of a debt market.

Interest Rate Risk: In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities or durations, or that do not pay current interest.

Credit Risk: The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in, or perceptions of, the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. Debt instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could negatively affect the market value and liquidity of a debt instrument.

Below investment grade quality debt instruments (commonly referred to as “high yield securities” or “junk bonds”) can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the

4

MFS Lifetime 2055 Fund

issuer, or the market or economy in general, than higher quality debt instruments.

Prepayment/Extension Risk: Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Inflation-Adjusted Debt Instruments Risk: Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. In addition, inflation-adjusted debt instruments may lose value in the event the actual rate of inflation is different than the rate of the applicable inflation index. If inflation is negative, principal and income can both decline.

Focus Risk: Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions, and the fund's performance will be affected by the conditions in the industries, sectors, countries, and regions to which the fund is exposed. Furthermore, investments in particular industries, sectors, countries, or regions may be more volatile than the broader market as a whole.

Foreign Risk: Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These factors can make foreign investments, especially those tied economically to emerging markets or countries subject to sanctions or the threat of new or modified sanctions, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Emerging Markets Risk: Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.

Currency Risk: The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, and changes in currency exchange rates impact the financial condition of companies or other issuers and may change the value in U.S. dollars of investments denominated in foreign currencies.

Real Estate-Related Investment Risk: The risks of investing in real estate-related securities include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the real estate investment trust (REIT) manager; and other factors. The securities of smaller real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.

Commodity-Related Investments Risk: The value of commodity-related investments may be more volatile than the value of equity securities or debt instruments and may be affected by factors such as changes in overall market movements, commodity index volatility, changes in interest rates, currency fluctuations, geopolitical events, or factors affecting a particular industry or commodity. The price of a commodity-related investment may be affected by demand/supply imbalances in the market for the commodity.

When-Issued, Delayed Delivery, and Forward Commitment Transaction Risk: The purchaser in a when-issued, delayed delivery or forward commitment transaction assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued or delivered as anticipated. When-issued, delayed delivery, and forward commitment transactions can involve leverage. To be announced (TBA) transactions may significantly increase the fund's portfolio turnover rate.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Derivatives can involve leverage.

Leveraging Risk: Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk: Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Liquidity Risk: It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. Purchases of a large number of shares may adversely affect the fund's performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Class A Bar Chart. The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

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MFS Lifetime 2055 Fund

The total return for the six-month period ended June 30, 2026, was 11.08%. During the period(s) shown in the bar chart, the highest quarterly return was 17.91% (for the calendar quarter ended June 30, 2020) and the lowest quarterly return was (21.17)% (for the calendar quarter ended March 31, 2020).

Performance Table.

Average Annual Total Returns

(For the Periods Ended December 31, 2025)

Share Class	1 YEAR	5 YEARS	10 YEARS
Returns Before Taxes
B Shares	11.09%	7.95%	9.63%
C Shares	14.11%	8.25%	9.63%
I Shares	16.29%	9.34%	10.52%
R1 Shares	15.11%	8.25%	9.46%
R2 Shares	15.69%	8.80%	10.02%
R3 Shares	16.04%	9.06%	10.29%
R4 Shares	16.32%	9.34%	10.57%
R6 Shares	16.45%	9.50%	10.72%
A Shares	9.32%	7.78%	9.64%
Returns After Taxes on Distributions
A Shares	7.48%	6.11%	8.36%
Returns After Taxes on Distributions and Sale of Fund Shares
A Shares	6.44%	5.61%	7.46%
Index Comparisons (Reflects no deduction for fees, expenses, or taxes)
Standard & Poor's 500 Stock Index	17.88%	14.42%	14.82%
MFS Lifetime 2055 Fund Blended Index	20.56%	11.51%	11.40%

As of December 31, 2025, the MFS Lifetime 2055 Fund Blended Index (the Blended Index) consisted of the following indices and weightings: 57% Standard & Poor's 500 Stock Index; 28% MSCI EAFE Index (net div); 5% Bloomberg U.S. Aggregate Bond Index; 5% Bloomberg Commodity Index; and 5% FTSE EPRA Nareit Developed Real Estate Index (net div). The components and weightings of the Blended Index may have differed during the periods and may differ in the future. The weightings of the Blended Index are designed to change systematically on a preset schedule and will differ over time.

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Benjamin Nastou	2023	Investment Officer and Chief Investment Officer-Quantitative Solutions of MFS
Natalie Shapiro	2018	Investment Officer of MFS
Erich Shigley	2023	Investment Officer of MFS

Purchase and Sale of Fund Shares

You may purchase and redeem shares of the fund each day the New York Stock Exchange (the NYSE) is open for trading. You may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or through MFS Service Center, Inc. (MFSC) by overnight mail (MFSC, Suite 219341, 801 Pennsylvania Avenue, Kansas City, MO 64105-1307), by mail ([Fund Name], P.O. Box 219341, Kansas City, MO 64121-9341), by telephone (1-800-225-2606), or via the Internet at mfs.com (MFS Access).

The fund’s initial and subsequent investment minimums generally are as follows:

Class	Initial Minimum	Subsequent Minimum
Class A, Class B, Class C	None – automatic investment plans and certain asset-based fee programs $25 – employer-sponsored retirement plans $250 – Traditional and Roth IRAs $1,000 – other accounts	$50 – by check and non-systematic written exchange request, and via MFSC telephone representatives None – other purchases
Class I, Class R1, Class R2, Class R3, Class R4, Class R6	None	None

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Purchases of Class R1 and Class R2 shares are closed to new eligible investors. Existing eligible investors can make additional purchases and reinvest distributions in Class R1 and Class R2 shares in any account open. Existing eligible investors may also exchange their Class R1 and Class R2 shares for the same share class of another MFS fund, open new Class R1 and Class R2 share accounts in other MFS funds, or transfer some or all of the shares in their account to another account and such account will be treated as an open account. Subject to the approval of the fund’s Board of

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MFS Lifetime 2055 Fund

Trustees, the fund may in the future (i) close purchases of Class R1 and/or Class R2 shares to existing eligible investors; (ii) terminate and liquidate Class R1 and/or Class R2 shares; or (iii) convert Class R1 and/or Class R2 shares to another share class of the fund. Such actions may be undertaken without shareholder approval, but the fund expects to provide shareholders with at least 60 days’ notice before taking any such action.

Taxes

If your shares are held in a taxable account, the fund’s distributions will be taxed to you as ordinary income and/or capital gains. However, if your shares are held in a tax-advantaged account, you will generally be taxed only upon withdrawals from the account unless such an account allows for tax-free withdrawals.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker/dealer or other financial intermediary (such as a bank), the fund, MFS, and/or MFS’ affiliates may pay the financial intermediary for the sale of shares of the fund and/or the servicing of shareholder accounts. These payments may create a conflict of interest by influencing your broker/dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek a high level of total return consistent with its asset allocation until the approximate retirement year in the fund's name; thereafter, the fund will seek total return through a combination of current income and capital appreciation. The asset allocation of the fund will change over time. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

The fund is designed to provide diversification among different asset classes for investors with the approximate retirement year in the fund's name. MFS invests substantially all of the fund's assets in other MFS mutual funds, referred to as underlying funds.

MFS selects the asset class allocations based on a strategic asset allocation process that takes into account a variety of factors, including historical risk and performance, projected performance, and other factors. MFS’ analyses of projected performance are primarily based on quantitative models using various inputs such as valuation metrics, growth rates, profitability, yields, and inflation. MFS may also consider current market conditions, its qualitative assessment of the risk/return characteristics of asset classes, and other factors in determining these allocations.

MFS employs the strategic asset allocation process described above to determine the amount of the fund's assets invested in (1) underlying funds that invest primarily in equity securities (“Equity Funds”) and underlying funds that provide exposure to less traditional asset classes, currently real estate and commodities (“Non-Traditional Funds”) and (2) underlying funds that invest primarily in debt instruments (“Bond Funds”) and an underlying fund that invests in cash and/or cash equivalents (“Money Market Fund”). The asset class allocations provide an initial layer of diversification for the fund.

As of August 1, 2026, the fund’s approximate long-term strategic allocation among asset classes was:

Equity Funds and Non-Traditional Funds	95%
Bond Funds and Money Market Fund	5%

All percentages are rounded to the nearest percent.

MFS may deviate from the long-term strategic allocations set forth above; however, any deviation from the long-term strategic allocation is not expected to be greater than plus or minus 10% under normal market conditions. At no time, however, will the fund's investments in Equity Funds and Non-Traditional Funds exceed 99%. Additionally, the fund’s allocation to Non-Traditional Funds will not typically exceed 20% of the fund’s assets.

As of August 1, 2026, the fund’s approximate strategic allocation among asset classes was:

Equity Funds and Non-Traditional Funds	94.8%
U.S. Equity Funds	55.5%
International Equity Funds	28.5%
Non-Traditional Funds	10.8%
Bond Funds and Money Market Fund	5.3%
Bond Funds	5.0%
Money Market Fund	0.3%

All percentages are rounded to the nearest tenth of a percent. As a result, the sum of the asset class allocations presented in the table may not total 100%.

MFS selects the underlying funds within each asset class based on underlying fund classifications, historical risk, historical and projected performance of the represented asset classes, as well as other factors. The selection process provides a second layer of diversification within the asset class allocations.

Within the Equity Fund allocation, MFS seeks to diversify by geography (by including domestic and international underlying funds, including emerging market underlying funds), in terms of market capitalization (by including large, mid, and small capitalization underlying funds) and by style (by including both growth and value underlying funds). A portion of the fund’s assets is also allocated to Non-Traditional Funds (i.e., asset classes less correlated to the overall equity and debt markets), which MFS believes provides further diversification benefits.

Within the Bond Fund allocation, MFS includes underlying funds with varying degrees of geographic (potentially including emerging market), interest rate and credit exposure, including exposure to below investment grade quality debt instruments. A portion of the fund’s assets may also be allocated to the Money Market Fund.

MFS normally invests the underlying funds' assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the underlying funds' assets in issuers in a single industry, sector, country, or region.

The asset class allocations for the fund, as well as the underlying funds and their weightings, are based on an allocation strategy designed for investors with the approximate retirement year in the fund's name. An investor should consider the year during which the investor expects to start drawing assets for retirement, which may or may not be the year in which the investor expects to retire. In addition, an investor should consider a number of other factors including the investor's age, how the fund will fit into an overall investment strategy and allocation, and whether the investor is looking for a more aggressive or more conservative allocation.

The asset allocation strategy for the fund will become increasingly conservative over time, shifting more weight from Equity Funds

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MFS Lifetime 2055 Fund

and Non-Traditional Funds to Bond Funds and the Money Market Fund. As a result, the fund's allocation strategy will gradually become more aligned with the long-term strategic allocation strategy of MFS Lifetime Income Fund (approximate allocation of 71% in Bond Funds and the Money Market Fund and an approximate allocation of 29% in Equity Funds and Non-Traditional Funds as of August 1, 2026). MFS Lifetime Income Fund is designed for investors who intend to withdraw assets over an extended period of time or who want an investment with an asset allocation mix similar to MFS Lifetime Income Fund's long-term strategic asset allocation. Upon reaching its stated target year, a fund's allocation strategy will be aligned with the allocation strategy of MFS Lifetime Income Fund. It is expected that the Board of Trustees will combine, without a shareholder vote, the fund with MFS Lifetime Income Fund within five years of the date that the fund’s asset allocation strategy matches the asset allocation strategy of MFS Lifetime Income Fund. The chart below illustrates how the asset allocation strategy of the fund will change over time:

Following is the list of underlying funds and their approximate strategic allocation weightings as of August 1, 2026:

Equity Funds and Non-Traditional Funds	94.8%
U.S. Equity Funds:	55.5%
MFS Blended Research Core Equity Fund	4.6%
MFS Blended Research Growth Equity Fund	5.1%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Blended Research Value Equity Fund	5.5%
MFS Growth Fund	5.1%
MFS Mid Cap Growth Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Research Fund	4.6%
MFS Value Fund	5.5%
International Equity Funds:	28.5%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Blended Research International Equity Fund	11.2%
MFS Emerging Markets Equity Fund	1.0%
MFS International Growth Fund	3.6%
MFS International Intrinsic Equity Fund[1]	3.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.1%
Non-Traditional Funds:	10.8%
MFS Commodity Strategy Fund	5.3%
MFS Global Real Estate Fund	5.5%
Bond Funds and Money Market Fund	5.3%
Bond Funds:	5.0%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.5%
Money Market Fund:	0.3%
MFS Institutional Money Market Portfolio	0.3%

1 Effective April 30, 2026, the name of MFS International Intrinsic Value Fund changed to MFS

International Intrinsic Equity Fund.

All percentages are rounded to the nearest tenth of a percent. As a result, the sum of the underlying fund allocations in each asset class may not equal the asset class allocations for such asset class, and the asset class and underlying fund allocations presented in the table may not total 100%.

MFS may allocate the fund’s assets among any number of the underlying funds listed in Appendix B of this prospectus at any time. A description of the underlying funds is also set forth in Appendix B of this prospectus. The fund’s underlying fund allocations may vary significantly over time, and the fund may be invested in some but not all of the underlying funds in Appendix B at any time.

Although the underlying funds listed in Appendix B are categorized generally as Equity Funds (U.S. or International), Non-Traditional Funds, Bond Funds or Money Market Fund, many of the underlying funds can invest in a mix of securities (e.g., a U.S. Equity Fund can invest in international stocks, or a Non-Traditional Fund can invest in stocks and/or bonds).

The asset class allocations and the underlying funds and their weightings are not designed to take advantage of short-term market opportunities and have been selected for investment over longer time periods. The asset class allocations and the underlying funds and their weightings may be changed without shareholder approval or notice. The actual weightings can also deviate due to market movements and cash flows. MFS systematically rebalances the fund's investments in the underlying funds to reflect the fund’s current strategic allocations.

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MFS Lifetime 2055 Fund

Principal Investment Types of the Underlying Funds

The principal investment types in which the underlying funds may invest include:

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, equity interests in REITs, and depositary receipts for such securities.

Debt Instruments: Debt instruments represent obligations of corporations, governments, and other entities to repay money borrowed, or other instruments believed to have debt-like characteristics. The issuer or borrower usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Debt instruments generally trade in the over-the-counter market and can be less liquid than other types of investments, particularly during adverse market and economic conditions. During certain market conditions, debt instruments in some or many segments of the debt market can trade at a negative interest rate (i.e., the price to purchase the debt instrument is more than the present value of expected interest payments and principal due at the maturity of the instrument). Some debt instruments, such as zero coupon bonds or payment-in-kind bonds, do not pay current interest. Other debt instruments, such as certain mortgage-backed securities and other securitized instruments, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

Corporate Debt Instruments: Corporate debt instruments are debt instruments issued by corporations or similar entities.

U.S. Government Securities: U.S. Government securities are debt instruments issued or guaranteed as to the payment of principal and interest by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity, including mortgage-backed securities and other types of securitized instruments issued or guaranteed by such entities. Certain U.S. Government securities are not supported as to the payment of principal and interest by the full faith and credit of the U.S. Treasury or the ability to borrow from the U.S. Treasury. Some U.S. Government securities are supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security.

Foreign Government Securities: Foreign government securities are debt instruments issued, guaranteed, or supported, as to the payment of principal and interest, by foreign governments, foreign government agencies, foreign semi-governmental entities or supranational entities, or debt instruments issued by entities organized and operated for the purpose of restructuring outstanding foreign government securities. Foreign government securities may not be supported as to the payment of principal and interest by the full faith and credit of the foreign government.

Securitized Instruments: Securitized instruments are debt instruments that generally provide payments of principal and interest based on the terms of the instrument and cash flows generated by the underlying assets. Underlying assets include residential and commercial mortgages, debt instruments, loans, leases, and receivables. Securitized instruments are issued by trusts or other special purpose entities that hold the underlying assets. Certain securitized instruments offer multiple classes that differ in terms of their priority to receive principal and/or interest payments under the terms of the instrument. Securitized instruments include mortgage-backed securities, collateralized debt obligations, and other asset-backed securities. Certain mortgage-backed securities are issued on a delayed delivery or forward commitment basis where payment and delivery take place at a future date.

Inflation-Adjusted Debt Instruments: Inflation-adjusted debt instruments are debt instruments whose principal and/or interest are adjusted for inflation. Inflation-adjusted debt instruments issued by the U.S. Treasury pay a fixed rate of interest that is applied to an inflation-adjusted principal amount. The principal amount is adjusted based on changes in the Consumer Price Index. The principal due at maturity is typically equal to the inflation-adjusted principal amount, or to the instrument’s original par value, whichever is greater. Other types of inflation-adjusted debt instruments may use other methods of adjusting for inflation, and other measures of inflation. Other issuers of inflation-adjusted debt instruments include U.S. Government agencies, instrumentalities and sponsored entities, U.S. and foreign corporations, and foreign governments.

Real Estate-Related Investments: Real estate-related investments include REITs, issuers similar to REITs formed under the laws of non-U.S. countries, and other U.S. and foreign issuers that earn at least 50% of their gross revenues or net profits from real estate activities or from products or services related to the real estate sector. Real estate activities include owning, developing, managing, or acting as a broker for real estate. Examples of real estate products or services include building supplies and mortgage servicing. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests. Equity REITs invest most of their assets directly in U.S. or foreign real property, receive most of their income from rents and may also realize gains by selling appreciated property. Mortgage REITs invest most of their assets in real estate mortgages and receive most of their income from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

Commodity-Linked Derivatives: Commodity-linked derivatives are derivatives whose value is based on the value of a commodity, a commodity futures or option contract, a commodity index, or some other indicator that reflects the value of a particular commodity or commodity market or the difference between one or more commodities or commodity markets (“commodity indicator”). Commodity-linked derivatives include futures, options, and swaps.

When-Issued, Delayed Delivery, and Forward Commitment Transactions: When-issued, delayed delivery, and forward commitment transactions, including securities purchased or sold in the TBA market, involve a commitment to purchase or sell a security at a predetermined price or yield at which payment and delivery take place at a scheduled future date after an extended settlement period that is longer than the customary settlement period for the type of security to be purchased or sold in the transaction. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing or selling securities pursuant to one of these transactions, payment for the securities is not required until the delivery date. In the TBA market, mortgage-backed securities are purchased and sold at predetermined prices on a delayed delivery or forward commitment basis with the underlying securities to be announced at a future date.

Derivatives: Derivatives are financial contracts whose value is based on the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, currency, interest rate, credit rating, commodity, volatility measure, or index. Derivatives involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, swaps, and certain complex structured securities.

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MFS Lifetime 2055 Fund

Principal Risks

The yield and share price of the fund will change daily based on the performance of the underlying funds. Underlying fund performance will change daily based on changes in interest rates and market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund, including near or after the target year. There is no guarantee that the fund will provide income at or through retirement. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The significance of any specific risk to an investment in the fund will vary over time depending on the composition of the fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the fund.

The principal risks of investing in the fund are:

Allocation Risk: MFS' assessment of the risk/return potential of asset classes and underlying funds, and the resulting allocation among asset classes and underlying funds, may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Underlying Funds Risk: MFS' strategy of investing in underlying funds exposes the fund to the risks of the underlying funds. Each underlying fund pursues its own investment objective and strategies and may not achieve its objective. In addition to the fees and expenses the fund bears directly, shareholders of the fund will indirectly bear the fees and expenses of the underlying funds.

Investment Selection Risk: MFS' investment analysis, including its assessment of the intrinsic valuation of issuers, its development and use of quantitative models, and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. The quantitative models used by MFS (both proprietary and third-party) may not produce the intended results for a variety of reasons, including the factors used in the models, the weight placed on each factor in the models, changes from the market factors' historical trends, changing sources of market return or market risk, and technical issues or errors in the design, development, implementation, application, and maintenance of the models (e.g., incomplete, stale, or inaccurate data, human error, programming or other software issues, coding errors, and technology failures). In addition, MFS or the fund's other service providers may experience disruptions or operating errors that could negatively impact the fund.

Equity Market Risk: Equity markets are volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general. Different parts of the market and different types of securities can react differently to these conditions. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain changes or events, such as political, social, or economic developments, including political elections, increasing or negative interest rates or the U.S. government's inability at times to agree on a long-term budget and deficit reduction plan (which has in the past resulted and may in the future result in a government shutdown); market closures and/or trading halts; government or regulatory actions, including sanctions, the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; rapid technological developments or widespread adoption of emerging technologies (such as artificial intelligence (AI)); natural disasters; outbreaks of pandemic and epidemic diseases; terrorist attacks; war; and other geopolitical changes or events, can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market.

Company Risk: Changes in the financial condition of a company or other issuer, changes in specific market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, regulatory, geopolitical, environmental, public health, and other conditions can adversely affect the prices of investments. The value of an investment held by the fund may decline due to factors directly related to the issuer, such as competitive pressures, rapid technological developments or widespread adoption of emerging technologies (such as AI) impacting the issuer’s competitive position and making products and/or services obsolete, cybersecurity incidents, financial leverage, historical and/or prospective earnings, management performance, labor and supply shortages, investor perceptions, and other factors. The prices of securities of smaller, less well-known issuers can be more volatile than the prices of securities of larger issuers or the market in general. As certain emerging technologies like AI are used more widely, the profitability and growth of certain fund holdings may be impacted, which could significantly impact the overall performance of a fund. For example, issuers in which a fund invests may use and/or expand the use of AI in their business operations, and the challenges with properly managing its use could result in reputational harm, competitive harm, legal liability, and/or an adverse effect on business operations.

Growth Company Risk: The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Value Company Risk: The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

Debt Market Risk: Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets, or debt markets generally. Certain changes or events, such as political, social, or economic developments, including increasing and negative interest rates or the U.S. government's inability at times to agree on a long-term budget and deficit reduction plan (which has in the past resulted and may in the future result in a government shutdown); market closures and/or trading halts; government or regulatory actions, including sanctions, the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; rapid technological developments or widespread adoption of new technologies (such as AI); natural disasters; outbreaks of pandemic and epidemic diseases; terrorist attacks; war; and other geopolitical changes or events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or a segment of a debt market.

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MFS Lifetime 2055 Fund

Interest Rate Risk: The price of a debt instrument typically changes in response to interest rate changes. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Inflationary price movements may cause fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk. Potential future changes in government and/or central bank monetary policy and action may also affect the level of interest rates. Monetary policy measures have in the past, and may in the future, exacerbate risks associated with rising interest rates. Interest rate risk is generally greater for fixed-rate instruments than floating-rate instruments and for instruments with longer maturities or durations, or that do not pay current interest. In addition, short-term and long-term interest rates, and interest rates in different countries, do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. The price of an instrument trading at a negative interest rate responds to interest rate changes like other debt instruments; however, an instrument purchased at a negative interest rate is expected to produce a negative return if held to maturity. Fluctuations in the market price of fixed-rate instruments held by the fund may not affect interest income derived from those instruments, but may nonetheless affect the fund's share price, especially if an instrument has a longer maturity or duration and is therefore more sensitive to changes in interest rates.

Inflation-adjusted debt instruments tend to react to changes in “real” interest rates. “Real” interest rates represent nominal interest rates reduced by the inflation rate.

Credit Risk: The price of a debt instrument depends, in part, on the issuer's or borrower's credit quality or ability to pay principal and interest when due. The price of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest, if the instrument's credit rating is downgraded by a credit rating agency, or based on other changes in, or perceptions of, the financial condition of the issuer or borrower. Debt instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could negatively affect the market value and liquidity of a debt instrument. For certain types of instruments, including derivatives, the price of the instrument depends in part on the credit quality of the counterparty to the transaction. For other types of debt instruments, including mortgage-backed securities and other securitized instruments, the price of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult.

Below investment grade quality debt instruments can involve a substantially greater risk of default or can already be in default, and their values can decline significantly over short periods of time. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and principal. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The market for below investment grade quality debt instruments can be less liquid, especially during periods of recession or general market decline.

Prepayment/Extension Risk: Many types of debt instruments, including mortgage-backed securities, securitized instruments, certain corporate debt instruments, and municipal housing bonds, and certain derivatives, are subject to the risk of prepayment and/or extension. Prepayment occurs when unscheduled payments of principal are made or the instrument is called or redeemed prior to an instrument’s maturity. When interest rates decline, the instrument is called, or for other reasons, these debt instruments may be repaid more quickly than expected. As a result, the holder of the debt instrument may not be able to reinvest the proceeds at the same interest rate or on the same terms, reducing the potential for gain. When interest rates increase or for other reasons, these debt instruments may be repaid more slowly than expected, increasing the potential for loss. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Inflation-Adjusted Debt Instruments Risk: Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. In addition, inflation-adjusted debt instruments may lose value in the event the actual rate of inflation is different than the rate of the applicable inflation index. If inflation is negative, principal and income both can decline. In addition, the measure of inflation used may not correspond to the actual rate of inflation experienced by a particular individual. Inflation-adjusted debt instruments are subject to the risk that the consumer price index or other relevant pricing index may be temporarily unavailable, discontinued, fundamentally altered by government action or otherwise, or substituted with an alternative index, which could adversely affect the fund’s investments and performance.

Focus Risk: Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions. These conditions include business environment changes; economic factors such as fiscal, monetary, and tax policies; inflation and unemployment rates; and government and regulatory changes. The fund's performance will be affected by the conditions in the industries, sectors, countries, and regions to which the fund is exposed. Furthermore, investments in particular industries, sectors, countries, or regions may be more volatile than the broader market as a whole.

Foreign Risk: Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. Political, social, diplomatic, and economic developments, U.S. and foreign government action, or the threat thereof, such as the imposition of currency or capital blockages, controls, or tariffs, economic and trade sanctions or embargoes, security trading suspensions, entering or exiting trade or other intergovernmental agreements, or the expropriation or nationalization of assets in a particular country, can cause dramatic declines in certain or all securities with exposure to that country and other countries. Sanctions, or the threat of sanctions, may cause volatility in regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the fund. In the event of nationalization, expropriation, confiscation or other government action, intervention, or restriction, the fund could lose its entire investment in a particular foreign issuer or country. Civil unrest, geopolitical tensions, armed conflicts, wars, and acts of terrorism are other potential risks that could adversely affect an investment in a foreign security or in foreign markets or issuers generally. Economies and financial markets are interconnected, which increases the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions. Less

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MFS Lifetime 2055 Fund

stringent regulatory, accounting, auditing, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries and with respect to certain types of investments, and can be particularly difficult against foreign governments. Changes in currency exchange rates can significantly impact the financial condition of a company or other issuer with exposure to multiple countries as well as affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those tied economically to emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions than the U.S. market. Investments in foreign issuers through depositary receipts generally involve risks applicable to other types of foreign investments. Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market.

Emerging Markets Risk: Investments tied economically to emerging markets, especially frontier markets (emerging markets that are early in their development), can involve additional and greater risks than the risks associated with investments in developed markets. Emerging markets typically have less developed economies and markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, less trading volume, less stringent investor protection and disclosure standards, less reliable settlement practices, greater government involvement in the economy, and greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments than developed countries. Financial and other disclosures by emerging market issuers may be considerably less reliable than disclosures made by issuers in developed markets. In addition, the Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, may not be able to inspect audit work papers in certain emerging market countries. Emerging markets can also be subject to greater political, social, geopolitical, and economic instability and more susceptible to environmental problems. In addition, many emerging market countries with less established health care systems have experienced outbreaks of pandemics or contagious diseases from time to time. These factors can make emerging market investments more volatile and less liquid than investments in developed markets.

Currency Risk: Changes in currency exchange rates can significantly impact the financial condition of a company or other issuer with exposure to multiple countries. In addition, a decline in the value of a foreign currency relative to the U.S. dollar reduces the value of the foreign currency and investments denominated in that currency. In addition, the use of foreign exchange contracts to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. The value of foreign currencies relative to the U.S. dollar fluctuates in response to, among other factors, interest rate changes, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory conditions in the United States or abroad. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other conditions.

Real Estate-Related Investment Risk: The risks of investing in real estate-related investments include certain risks associated with the direct ownership of real estate and the real estate industry in general. Real estate-related investments are affected by general, regional and local economic conditions; difficulties in valuing and disposing of real estate; and fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations, and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the REIT manager; and other factors. The real estate sector is particularly sensitive to economic downturns. During such periods, demand for property may decrease and prices may decline, which could impact the value of real estate-related investments. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts. Mortgage REITs may be affected by default or payment problems relating to underlying mortgages, the quality of credit extended and prepayments of the underlying mortgages. Equity and mortgage REITs could be adversely affected by failure to qualify for the favorable tax treatment available to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. The securities of small real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources. In addition, REITs may have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.

Commodity-Related Investments Risk: The value of commodity-related investments may be more volatile than the value of equity securities or debt instruments and may be affected by factors such as changes in overall market movements, commodity index volatility, changes in interest rates, currency fluctuations, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, geopolitical events, embargoes, tariffs, war, and international economic, political and regulatory developments. The price of a commodity-related investment may be affected by demand/supply imbalances in the market for the commodity or by demand/supply disruptions in major producing regions and changes in transportation, handling, and storage costs and capacity. Certain commodities may be produced in a limited number of states or countries and may be controlled by a small number of producers or groups of producers. As a result, political, economic, and supply-related events in such states and countries could have a disproportionate impact on the prices of such commodities. These imbalances and/or disruptions may be significant due to the length of time required to alter the supply of some commodities in response to changes in demand.

When-Issued, Delayed Delivery, and Forward Commitment Transaction Risk: The purchaser in a when-issued, delayed delivery or forward commitment transaction assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued or delivered as anticipated, and the seller loses the opportunity to benefit if the price of the security rises. When-issued, delayed delivery, and forward commitment transactions, including TBA transactions, can involve leverage.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to, and potentially greater than, the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. Derivatives can involve leverage. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment

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MFS Lifetime 2055 Fund

types used by the fund. If the value of a derivative does not change as expected relative to the value of the market or other indicator to which the derivative is intended to provide exposure, the derivative may not have the effect intended. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Leveraging Risk: Certain transactions and investment strategies can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small change in an underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, including clearing organizations, or a third party responsible for servicing the instrument or effecting the transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction. If a counterparty or third party fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the fund could miss investment opportunities, lose value on its investments, or otherwise hold investments it would prefer to sell, resulting in losses for the fund.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market, or may not have an active trading market due to adverse market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, including trading halts, sanctions, or wars. Investors trying to sell large quantities of a particular investment or type of investment, or lack of market makers or other buyers for a particular investment or type of investment may also adversely affect liquidity. At times, all or a significant portion of a market may not have an active trading market. Without an active trading market, it may be difficult to value, and it may not be possible to sell, these investments and the fund could miss other investment opportunities and hold investments it would prefer to sell, resulting in losses for the fund. In addition, the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs, which could result in dilution of remaining investors' interests in the fund. The prices of illiquid securities may be more volatile than more liquid investments.

Large Shareholder Risk:  From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make (individually or collectively) relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's performance to the extent that the fund may be required to sell securities or invest cash at times it would not otherwise do so. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. The effects of taxable income and/or gains resulting from large redemptions of fund shares would particularly impact non-redeeming shareholders who do not hold their fund shares in a tax-advantaged or tax-exempt vehicle. To the extent that such transactions result in short-term capital gains, such gains will generally be taxed at the ordinary income rate for shareholders who hold fund shares in a taxable vehicle. In addition, a large redemption could result in the fund's current expenses being allocated over a smaller asset base, leading to an increase in the fund's expense ratio. Purchases of a large number of shares may adversely affect the fund's performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would. A number of circumstances may cause the fund to experience large redemptions or purchases, such as changes in the eligibility criteria for the fund or a share class of the fund; liquidations, reorganizations, repositionings, or other announced fund events; or changes in investment objectives, strategies, policies, risks or investment personnel.

Other Investment Strategies and Risks

Active and Frequent Trading: MFS may engage in active and frequent trading in pursuing the fund's principal investment strategies. Frequent trading may increase transaction costs, which can reduce the fund's return. Frequent trading can also increase the possibility of capital gain and ordinary distributions. Frequent trading can also result in the realization of a higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently. Because short-term capital gains are distributed as ordinary income, this would generally increase your tax liability unless you hold your shares through a tax-advantaged or tax-exempt vehicle.

Operational and Cybersecurity Risk: The fund and its service providers, and your ability to transact with the fund, may be negatively impacted due to operational matters arising from, among other issues, human errors, systems and technology disruptions or failures, fraudulent activities, or cybersecurity incidents. Operational issues and cybersecurity incidents may cause the fund or its service providers, as well as securities trading venues and other market participants, to suffer data corruption and/or lose operational functionality, and could, among other things, interfere with the processing of shareholder transactions, impair the ability to calculate the fund's net asset value per share, impede trading of portfolio securities, and result in the theft, misuse, and/or improper release of confidential information relating to the fund or its shareholders. Such operational issues and cybersecurity incidents may result in losses to the fund and its shareholders. Because technology is frequently changing, new ways to carry out cyberattacks continue to develop. In addition, the rapid development and increasingly widespread use of new technologies, including AI such as machine learning technology and generative AI models (AI technologies) could exacerbate these risks. Therefore, there is a chance that certain risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the ability of the fund and its service providers to plan for or respond to a cyberattack. Additionally, the use of AI technologies could impact the market as a whole, including through the use of AI by malicious actors for market manipulation, fraud, and cyberattacks. Information relating to the fund’s investments is delivered electronically, which can give rise to a number of risks, including, but not limited to, the risks that such communications may not be secure and may contain computer viruses or other defects, may not be accurately replicated on other systems, or may be intercepted, deleted or interfered with, without the knowledge of the sender or the intended recipient. Furthermore, geopolitical tensions could increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing.

Temporary Defensive Strategy: In response to adverse market, economic, industry, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s performance and the fund

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may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks: Information about investment strategies and investment types not described in the prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (SAI).

Management of the Fund

Investment Adviser

MFS, located at 111 Huntington Avenue, Boston, Massachusetts 02199, serves as the investment adviser for the fund. Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

The fund pays no management fee to MFS; however, the underlying funds pay management fees to MFS which are reflected under “Summary of Key Information-Fees and Expenses” above.

MFS has agreed in writing to bear the fund's expenses, excluding management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, investment-related expenses, and fees and expenses associated with investments in investment companies and other similar investment vehicles, or make payment to the fund, such that "Other Expenses" do not exceed 0.00% of the class' average daily net assets annually for each of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 shares, and (0.14)% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2027. During the term of this agreement, Class R6 shares will receive payments from MFS in excess of its "Other Expenses" in an amount equal to at least 0.14% of the class' average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement is available in the fund’s Form N-CSR filed with the SEC for the period ended October 31, 2025, and in the related financial statements posted online at funds.mfs.com.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $643 billion as of June 30, 2026.

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is available to you at mfs.com/openendfunds by selecting the fund's name:

Information	Approximate Date of Posting
Fund’s top 10 holdings as of each month’s end	11 days after month end
Fund’s top 10 equity holdings as of each month's end	11 days after month end
Fund's top 10 fixed income holdings as of each month's end	11 days after month end
Fund’s holdings of underlying MFS funds as of each month’s end	11 days after month end

Top 10 holdings, top 10 equity holdings, and top 10 fixed income holdings are aggregated disclosed holdings of the underlying MFS funds. Top 10 holdings exclude cash, cash equivalents, short-term investments, currency derivatives, and the cash portion of other derivatives.

Full holdings of the underlying MFS funds in which the fund invests are available 19 days after month end or 24 days after month end (depending on the underlying fund). The most recently disclosed full holdings of the underlying MFS funds are available by selecting an underlying fund’s name under “MFS Fund Holdings (%)” on the fund’s Website at mfs.com. For purposes of full holdings, cash, cash equivalents, and short-term investments are aggregated and currency derivatives and the cash portion of other derivatives are aggregated.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on mfs.com until at least the date on which the fund files a Form N-CSR or Form N-PORT for the period that includes the date as of which the mfs.com information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Benjamin Nastou	Portfolio Manager, General Oversight of a Team of Investment Professionals	Employed in the investment area of MFS since 2001
Natalie Shapiro	Portfolio Manager, General Oversight of a Team of Investment Professionals	Employed in the investment area of MFS since 1997
Erich Shigley	Portfolio Manager, General Oversight of a Team of Investment Professionals	Employed in the investment area of MFS since 2013

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor

MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides dividend and distribution disbursing and transfer

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MFS Lifetime 2055 Fund

agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for payments made to service providers that provide certain sub-accounting and other shareholder services (shareholder servicing payments) and its out-of-pocket expenses. No shareholder servicing payments are made for Class R6 shares.

Description of Share Classes

The fund offers Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, Class R4, and Class R6 shares through this prospectus. All classes of the fund have the same investment objective and investments, but each class has its own sales charge and expense structure. Your financial intermediary may also charge you additional fees, commissions, or other charges. You should consult with your financial intermediary to help you determine which class is most appropriate for you.

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Purchases of Class R1 and Class R2 shares are closed to new eligible investors. Existing eligible investors can make additional purchases and reinvest distributions in Class R1 and Class R2 shares in any account open. Existing eligible investors may also exchange their Class R1 and Class R2 shares for the same share class of another MFS fund, open new Class R1 and Class R2 share accounts in other MFS funds, or transfer some or all of the shares in their account to another account and such account will be treated as an open account. Subject to the approval of the fund’s Board of Trustees, the fund may in the future (i) close purchases of Class R1 and/or Class R2 shares to existing eligible investors; (ii) terminate and liquidate Class R1 and/or Class R2 shares; or (iii) convert Class R1 and/or Class R2 shares to another share class of the fund. Such actions may be undertaken without shareholder approval, but the fund expects to provide shareholders with at least 60 days’ notice before taking any such action.

Share Class Eligibility

Your financial intermediary is responsible for determining if you meet any share class eligibility requirements. MFS does not generally monitor any share class eligibility requirements.

Class A, Class B, and Class C shares do not have any share class eligibility requirements.

Class I shares generally are available only to the following eligible investors:

• certain retirement plans established for the benefit of employees and former employees of MFS or its affiliates;

• defined benefit retirement plans, endowments, or foundations;

• bank trust departments or law firms acting as trustee or manager for trust accounts;

• investors who purchase shares through asset-based fee programs available through financial intermediaries;

• employees and former employees of MFS and its subsidiaries who were employed by MFS or its subsidiaries on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons' spouses or legal equivalents under applicable state law; and

• trustees and former trustees of any investment company for which MFD serves as a distributor and who served as trustee on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons' spouses or legal equivalents under applicable state law.

Class I shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class I shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class I shares through such programs. In addition, Class I shares are available to investors whose Class A, Class B, or Class C shares have been converted to Class I shares as a result of no financial intermediary being specified on the investor's account. (Please see "Conversion Among Share Classes" below.)

Class R1, Class R2, Class R3, and Class R4 shares generally are available only to eligible retirement plans (401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level (“Employer Retirement Plans”)), and health savings accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the fund at an omnibus level.

Class R1, Class R2, Class R3, and Class R4 shares generally are not available to traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, salary reduction only 403(b) plans, and Section 529 tuition plans.

Class R6 shares generally are available only to the following eligible investors:

• Employer Retirement Plans;

• health savings accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the fund at an omnibus level;

• investment companies distributed by MFD;

• endowments and foundations, local, city and state agencies (or entities acting on their behalf), corporations and other institutional investors;

• funded welfare benefit plans (e.g., Voluntary Employees' Beneficiary Association (VEBA) and Other Post-Employment Benefits (OPEB) plans);

• unaffiliated registered investment companies;

• collective investment trusts;

• investors who purchase shares through asset-based fee programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs;

• Section 529 tuition plans that have entered into an agreement with MFD to purchase Class R6 shares; and

• MFS Development Funds, LLC, pooled investment vehicles established by MFS for the purpose of establishing a performance record to enable MFS and its subsidiaries to offer such vehicle’s investment style to clients.

Class R6 shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class R6 shares and investors who purchase shares through

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brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs.

Conversion Among Share Classes

If you hold Class B shares for approximately eight years, they will convert to Class A shares of the fund. For purposes of calculating the conversion date, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.

All Class B shares you acquire through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any Class B shares in your account convert to Class A shares, a proportionate number of the Class B shares in the sub-account will also convert to Class A shares.

For shareholders invested in Class B shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period. The automatic conversion of Class B shares to Class A shares will not apply to shares held through financial intermediaries that do not track the length of time that a shareholder has held such shares. Please consult your financial intermediary for more information.

If you hold Class C shares for approximately eight years, they will convert to Class A shares of the fund. For purposes of calculating the conversion date, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.

All Class C shares you acquire through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any Class C shares in your account convert to Class A shares, a proportionate number of the Class C shares in the sub-account will also convert to Class A shares.

For shareholders invested in Class C shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period. The automatic conversion of Class C shares to Class A shares will not apply to shares held through financial intermediaries that do not track the length of time that a shareholder has held such shares. In addition, for shareholders invested in Class C shares through a financial intermediary, Class C shares may be automatically exchanged for Class A shares of the fund under the policies of the financial intermediary, as described in Appendix A of this prospectus.  It is solely the responsibility of the respective financial intermediary to administer and support such transactions. Please consult your financial intermediary for more information.

Class C shareholders of the fund may be able to convert their shares to Class A shares of the fund if their financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD. Class C shareholders also may be able to convert their Class C shares not subject to a CDSC to Class I shares of the fund if they satisfy eligibility requirements of Class I shares.

Shareholders may be able to convert between Class A shares and Class I shares of the fund if they satisfy eligibility requirements for the other class, if any. Class I shareholders may be able to convert their Class I shares to Class R6 shares of the fund if they satisfy eligibility requirements of Class R6 shares.

Class A, Class B, or Class C shares in an account held directly with MFSC for which no financial intermediary is specified will be periodically converted to Class I shares as authorized by MFD. If your Class A, Class B, or Class C shares are converted to Class I shares pursuant to this conversion feature, all future purchases in your account will be invested in Class I shares. Shareholders will generally be provided with written notice at least 30 days prior to a conversion of their Class A, Class B, or Class C shares to Class I shares.

If a shareholder converts from one share class to another share class of the fund, as described above, the transaction will be based on the respective net asset value of each class as of the trade date for the conversion. Consequently, the converting shareholder may receive fewer shares or more shares than originally owned, depending on that day’s net asset values. The total value of the initially held shares, however, will equal the total value of the converted shares received. A conversion between share classes in the same fund, as described above, is a nontaxable event for U.S. federal income tax purposes.

Sales Charges and Waivers and Reductions

You may be subject to an initial sales charge when you purchase Class A shares, or a CDSC when you redeem Class A, Class B, or Class C shares. These sales charges are paid to MFD.

You may qualify for a sales charge waiver or reduction when you purchase or redeem shares. The waivers or reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction. Further details regarding these waivers and reductions are provided in Appendix A of this prospectus. It is your responsibility to inform your financial intermediary or MFSC upon purchasing fund shares of your eligibility for a sales charge waiver or reduction. Waivers or reductions may be eliminated, modified, and added at any time without providing advance notice to shareholders.

Class A Shares. You may purchase Class A shares at the offering price (which includes the applicable initial sales charge).

The amount of the initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest, as follows:

	INITIAL SALES CHARGE AS PERCENTAGE OF:
Amount of Purchase	GROSS PURCHASE AMOUNT (OFFERING PRICE*)	NET AMOUNT INVESTED
Less than $50,000	5.75%	6.10%
$50,000 but less than $100,000	4.75%	4.99%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.75%	2.83%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 or more	None	None

* Offering price is calculated by dividing the net asset value of a share by the difference between 1 and the initial sales charge percentage. Because the offering price is rounded to two decimal places, actual sales charges you pay may be more or less than those calculated using these percentages.

You may purchase Class A shares without an initial sales charge when you invest $1 million or more in Class A shares. However, for purchasers other than Employer Retirement Plans, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 18 months of purchase.

Purchases of the fund and exchanges out of the fund are subject to the MFS funds’ policies concerning disruptive trading practices.

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MFS Lifetime 2055 Fund

This includes exchanges out of the fund within a short period of time after purchase for the purpose of avoiding a higher initial sales charge on the MFS fund into which you exchange. The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order believed to represent frequent or other disruptive trading. In such situations, the MFS funds may prohibit future purchases from you and/or the financial intermediary associated with your account. See “How to Purchase, Redeem, and Exchange Shares—Disruptive Trading” for more information regarding MFS funds’ policies concerning disruptive trading practices.

Class B Shares. Class B shares are not subject to an initial sales charge, but if you redeem your shares within the first six years after purchase, you may be subject to a CDSC (declining from 4% during the first year to 0% after six years).

The CDSC is imposed according to the following schedule:

Year of redemption after purchase	1st	2nd	3rd	4th	5th	6th	7th
Contingent deferred sales charge	4%	4%	3%	3%	2%	1%	0%

Class C Shares. You may purchase Class C shares at net asset value without an initial sales charge. However, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 12 months of your purchase.

Class I Shares. Eligible investors may purchase Class I shares at net asset value without an initial sales charge or a CDSC upon redemption.

Class R1, Class R2, Class R3, Class R4, and Class R6 Shares. Eligible investors may purchase Class R1, Class R2, Class R3, Class R4, and Class R6 shares at net asset value without an initial sales charge or a CDSC upon redemption.

Calculation Of CDSC. As discussed above, certain investments in Class A, Class B, and Class C shares are subject to a CDSC. For purposes of calculating the CDSC, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the CDSC, if you sell only some of your shares, shares not subject to a CDSC are sold first, followed by shares held the longest.

Shares acquired through reinvestment of distributions are not subject to a CDSC.

Distribution and Service Fees

The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Distribution Plan”). Under the Distribution Plan, the fund pays distribution and/or service fees to MFD to support the sale and distribution of Class A, Class B, Class C, Class R1, Class R2, and Class R3 shares, and/or shareholder servicing and account maintenance activities. These distribution and/or service fees equal on an annual basis up to the following maximum percentages of average daily net assets of the class:

CLASS	MAXIMUM DISTRIBUTION FEE	MAXIMUM SERVICE FEE	MAXIMUM TOTAL DISTRIBUTION AND SERVICE FEE
Class A	0.00%	0.25%	0.25%
Class B	0.75%	0.25%	1.00%
Class C	0.75%	0.25%	1.00%
Class R1	0.75%	0.25%	1.00%
Class R2	0.25%	0.25%	0.50%
Class R3	0.00%	0.25%	0.25%

These fees are paid out of fund assets of the applicable class of shares. Because these fees are an ongoing expense of the fund, they increase the cost of your investment over time and may cost you more than other types of sales charges.

MFD has voluntarily agreed to rebate to the class a portion of such class' 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to seed money of MFS or an affiliate. Effective April 1, 2026, the 0.75% distribution fee on Class B shares is not imposed. The distribution fee may be reinstated at any time.

The fund has not adopted a Rule 12b-1 plan with respect to its Class I, Class R4, or Class R6 shares.

Financial Intermediary Compensation

The term "financial intermediary" refers to any broker/dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, third-party administrator, insurance company, consultant, and any other institution having a selling, administration, or any similar agreement with MFD, MFS, or any of their affiliates.

Financial intermediaries receive various forms of compensation in connection with the sale of shares of a fund and/or the servicing of shareholder accounts. Financial intermediaries receive such compensation (i) in the form of up-front commissions and ongoing asset-based compensation paid by MFD based on sales charges received and expected to be received by MFD from shareholders and Distribution Plan distribution and service payments received by MFD from the fund, (ii) in the form of shareholder servicing payments paid by an affiliate of MFD based on the receipt of such payments by MFD or its affiliates from the fund, and/or (iii) in the form of payments paid by MFD from MFD’s own additional resources, which may be made to the financial intermediary or its affiliate.

Financial intermediaries receive up-front commissions of up to the following percentage amount(s) for sales of the following share class(es):

SHARE CLASS	UP FRONT COMMISSION AS A PERCENTAGE OF OFFERING PRICE
Class A	5.75%
Class B	3.75%
Class C	1.00%

In addition, certain financial intermediaries receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to participate in MFD’s promotional efforts and/or in recognition of their marketing support, administrative services, and/or transaction processing support, which may be made to the financial intermediary or its affiliate. This compensation from MFD is not reflected in the "Fees and Expenses" table in the fund's prospectus. MFD compensates financial intermediaries based on factors including, but not limited to, the distribution potential of the financial intermediary, the types of products and programs offered by the financial intermediary, eligibility for placement on the financial intermediary's preferred or recommended list, the financial

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MFS Lifetime 2055 Fund

and contractual terms with the financial intermediary, the level and/or type of marketing and administrative support provided by the financial intermediary, and the quality of the overall relationship with the financial intermediary. Additionally, MFD normally considers factors such as the level of assets attributable to the financial intermediary, the level of redemptions by the financial intermediary, the level of access to the financial intermediary's representatives and management, the ability to educate the representatives of the financial intermediary about the MFS funds, and the number of representatives of the financial intermediary potentially utilizing the MFS funds with their clients.

MFD makes these additional payments to financial intermediaries for marketing support and administrative services with respect to fund shares sold or held through the financial intermediary's distribution network and/or through programs such as retirement programs, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. MFD also makes payments to certain financial intermediaries to help offset the costs associated with client account maintenance support, statement preparation, and transaction processing. To the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and other applicable laws and regulations, MFD makes other payments or allows other promotional incentives or payments to financial intermediaries.

The types of payments described above are not exclusive and such payments can be significant to the financial intermediary. In addition, the compensation that financial intermediaries receive may vary by class of shares sold and among financial intermediaries. Depending upon the arrangements in place at any particular time, financial intermediaries may have a financial incentive to recommend a particular fund or share class when a less expensive option with the same or similar characteristics is available or to recommend MFS funds instead of other funds that generate less or no compensation for the financial intermediary. Likewise, such compensation could create incentives for the financial intermediary to hold an investment longer than might be appropriate, or conversely, to make more frequent exchanges or other transactions than might be necessary.

You can find further details in the SAI about the payments made by MFD and its affiliates and the services provided by financial intermediaries. Financial intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You should ask your financial intermediary for information about any payments it receives from MFD and its affiliates and any services it provides, as well as about fees and/or commissions it charges you. Financial intermediaries that sell fund shares may also act as a broker/dealer in connection with an MFS fund's purchase or sale of portfolio securities. However, the fund and MFS do not consider financial intermediaries’ sales of shares of an MFS fund as a factor when choosing broker/dealers to effect portfolio transactions for the MFS funds.

How To Purchase, Redeem, and Exchange Shares

You may purchase, redeem, and exchange shares of the fund in the manner described below. The fund is generally only available to U.S. residents with a valid U.S. tax identification number (and to certain other qualified investors). If you buy or sell shares of the fund through a retirement account, Section 529 tuition plan, or financial intermediary, the procedures for buying, selling, and exchanging shares of the fund and the features, policies, and fees may differ from those discussed in this prospectus. Investment minimums may be waived or reduced for certain types of investors and investments and your financial intermediary may have additional minimums.

How to Purchase Shares

Your shares will be bought at the offering price (the net asset value per share plus any applicable initial sales charge) next calculated after your purchase order is received in proper form. Your financial intermediary is responsible for transmitting your purchase order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any purchase order that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of purchase; contact MFSC if you have questions about your particular circumstances. Certain restrictions apply to the use of a transfer on death registration. You or your financial intermediary should contact MFSC to obtain a Transfer on Death registration form and for information regarding MFSC’s other requirements for transfer on death registrations. If payment for a purchase order is not received by the time required under applicable law, your purchase order may be cancelled and your financial intermediary could be liable for any costs or losses.

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders. The fund may stop offering shares completely, or may offer shares only on a limited basis, for a period of time or permanently.

The fund is required by law to obtain from you certain information that will be used to verify the identity of the account owner. If you do not provide the information, the fund will not be able to open your account. The fund must also take certain steps to verify that the account information you provide is correct.

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Purchases of Class R1 and Class R2 shares are closed to new eligible investors. Existing eligible investors can make additional purchases and reinvest distributions in Class R1 and Class R2 shares in any account open. Existing eligible investors may also exchange their Class R1 and Class R2 shares for the same share class of another MFS fund, open new Class R1 and Class R2 share accounts in other MFS funds, or transfer some or all of the shares in their account to another account and such account will be treated as an open account. Subject to the approval of the fund’s Board of Trustees, the fund may in the future (i) close purchases of Class R1 and/or Class R2 shares to existing eligible investors; (ii) terminate and liquidate Class R1 and/or Class R2 shares; or (iii) convert Class R1 and/or Class R2 shares to another share class of the fund. Such actions may be undertaken without shareholder approval, but the fund expects to provide shareholders with at least 60 days’ notice before taking any such action.

Class A, Class B, and Class C Shares. You can establish an account by having your financial intermediary process your purchase or by contacting MFSC directly.

Purchases of Class B shares are subject to a total account value limitation at the time of purchase of $99,999, and purchases of Class C shares are subject to a total account value limitation at the time of purchase of $999,999. If your existing accounts for all share classes held with the MFS funds have a total value equal to $99,999 for Class B share purchases or $999,999 for Class C share purchases, you will not be able to purchase Class B or Class C shares, as applicable. For the purpose of determining your total account value, existing accounts for all share classes held with the MFS funds that are linked under a Letter of Intent or Right of Accumulation will be included.

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MFS Lifetime 2055 Fund

The fund or its agents may at their discretion accept a purchase request for Class B shares or Class C shares that would otherwise exceed the total account value limitation of $99,999 and $999,999, respectively, under certain circumstances, including purchases by certain types of group or sponsored retirement plans.

Class I Shares. You can establish an account through your MFD representative, by having your financial intermediary process your purchase, or by contacting MFSC directly.

Class R1, Class R2, Class R3, Class R4, and Class R6 Shares. You can establish an account through your financial intermediary or by contacting MFSC directly. For Class R6 investors, you can also establish your account through your MFD representative.

Additional Purchases

You may purchase additional shares through your financial intermediary or MFSC.

Additional Purchases Directly Through MFSC.

• Mail. You may purchase additional shares by mailing a check with your investment instructions to MFSC.

• Telephone. You may purchase additional shares by phone from your pre-designated bank account. You must elect this privilege on your account application or service application. Purchases via telephone are not available for certain types of accounts.

• Internet. You may purchase additional shares from a pre-designated bank account via the Internet at mfs.com (MFS Access). You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Purchases via the Internet are not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares, and certain types of accounts.

• Wire. To purchase additional shares by wire, call MFSC for instructions.

• Automatic Investment Plan. You may purchase additional shares by automatically investing a designated amount from your checking or savings account on any day of the month. You must elect this privilege on your account application or service application.

Additional Purchases Through Your Financial Intermediary. You can have your financial intermediary purchase shares on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

How to Redeem Shares

Your shares will be sold at the net asset value per share next calculated after your redemption order is received in proper form, minus any applicable CDSC and/or other fees. Your financial intermediary is responsible for transmitting your redemption order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any redemption request that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of redemption; contact MFSC if you have questions about your particular circumstances.

In certain circumstances, you will need to have your signature guaranteed and/or submit additional documentation to redeem your shares. In general, no signature guarantee is required for a redemption order for up to $100,000 that is signed by all owners or fiduciaries identified in the account registration, paid as registered, and mailed to the address of record. However, if you have changed your address of record within 30 days of your redemption order, a Medallion signature guarantee will generally be required. A Medallion signature guarantee will also generally be required if you want to send your redemption proceeds to a pre-designated bank account that was added or changed on your account within 30 days of your redemption order.

The fund typically processes your redemption proceeds, after your request is received in proper form, by the end of the next business day for payment by wire and payment processed through DTCC's Defined Contribution Clearance & Settlement System or Fund/SERV system (financial intermediaries can choose to have payments processed through the Fund/SERV system by the end of the second business day instead of the next business day), and by the end of the second business day for payment by check and Automated Clearing House. However, the fund may delay processing your redemption request for up to seven days. Under unusual circumstances, such as when the NYSE is closed, trading on the NYSE is restricted, or as permitted by the SEC, the fund may suspend redemptions or postpone payment for more than seven days.

If you recently purchased shares and subsequently request a redemption, redemption proceeds (other than in an exchange) for the shares you recently purchased will generally be delayed until money from such purchases sufficient to cover your redemption has been received and collected. Receiving and collecting payment can take up to seven business days after a purchase. You can avoid this delay by purchasing shares by wire transfer.

The fund typically expects to meet redemption requests by holding cash and/or cash equivalents, selling investments, and using overdraft provisions or lines of credit. The fund may also meet redemption requests by redeeming shares in kind for large redemptions or during stressed market conditions. If, during any 90-day period, you redeem shares in an amount greater than the lesser of $250,000 or 1% of fund net assets, and if MFS determines it to be feasible and appropriate, the fund may pay the redemption amount above such threshold by a distribution in kind of portfolio securities (redemption in kind). In the event that the fund makes a redemption in kind, you should expect to incur brokerage and other transaction charges when converting the securities to cash, and the securities will likely increase or decrease in value before you sell them.

You may redeem your shares either by having your financial intermediary process your redemption or by contacting MFSC directly.

Redeeming Directly Through MFSC.

• Mail. To redeem shares by mail, you can send a letter, or the applicable redemption form, to MFSC with the name of the fund, your account number, and the number of shares or dollar amount to be redeemed. MFSC currently charges a fee to send your proceeds via overnight mail.

• Telephone. If a signature guarantee is not required, you can call MFSC to have shares redeemed from your account and proceeds mailed to the address of record on the account. MFSC currently charges a fee to send your proceeds via overnight mail. You can also call MFSC to have shares redeemed from your account and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application if you wish to have proceeds sent to your bank account. Telephone redemptions are not available for certain types of accounts.

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MFS Lifetime 2055 Fund

• Internet. If a signature guarantee is not required, you can have shares redeemed from your account via the Internet at mfs.com (MFS Access) and the proceeds mailed to the address of record on the account. You can also have shares redeemed from your account via MFS Access and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Redemptions via the Internet are not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares, and certain types of accounts.

• Systematic Withdrawal Plan (not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares). If you have a balance of at least $5,000 in your account in the fund, you may elect to automatically receive (or designate someone else to receive) regular periodic payments (of at least $50 if by check) through an automatic redemption of such classes. The fund may terminate any Systematic Withdrawal Plan for an account if the value of the account falls below $5,000 as a result of share redemptions (other than as a result of a Systematic Withdrawal Plan). Please contact MFSC or your financial intermediary for details.

Redeeming Through Your Financial Intermediary. You can have your financial intermediary process a redemption on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

Signature Guarantee/Additional Documentation. If a Medallion signature guarantee is required, your signature may be guaranteed by an eligible bank, broker/dealer, credit union, national securities exchange, registered securities association, clearing agency, or savings association that participates in a Medallion program recognized by the Securities Transfer Association. MFSC may require additional documentation for certain types of registrations and under certain circumstances. Signature guarantees and this additional documentation shall be accepted in accordance with policies established by MFSC, and MFSC may, at its discretion, change and make certain exceptions to these requirements. Please contact MFSC with any questions and for the requirements for your particular situation.

Share Certificates. If certificates are outstanding for your shares, you may only redeem such shares by mailing the certificates to MFSC. Telephone, electronic, and systematic withdrawal plan redemptions and checkwriting are not available if certificates are outstanding for your shares.

Involuntary Redemptions. Because it is costly to maintain small accounts, the MFS funds have reserved the right to redeem your Class A, Class B, Class C, or Class I shares without your permission when your account contains less than $500 for any reason, including market fluctuation. Before the fund makes such a redemption, you will be notified and given 60 days to increase your investment to at least $500. Certain accounts are not subject to these provisions. Any applicable CDSC will be waived for shares redeemed due to the small size of a shareholder's account.

In addition, the MFS funds have reserved the right to redeem your shares without your permission in cases of threatening conduct or suspicious, fraudulent, or illegal activity. Any applicable CDSC will be assessed upon redemption of your shares.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund.

Exchange Privilege. You can exchange your shares for shares of the same class, if available, of most other MFS funds at their respective net asset values by having your financial intermediary process your exchange request or by contacting MFSC directly.

You can exchange your Class A shares and your Class I shares for shares of MFS U.S. Government Money Market Fund, if available, according to the terms of such fund’s prospectus.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC.

You should read the prospectus of the MFS fund into which you are exchanging and consider the differences in investment objectives, policies, and risks, and in fees and expenses, before making an exchange. The exchange privilege may be changed or discontinued at any time, and all exchanges are subject to certain limitations and the MFS funds’ policies concerning disruptive trading practices, which are designed to protect the funds and their shareholders from the harmful effects of frequent trading. No more than ten exchanges may be made in any one exchange request by telephone.

The MFS funds allow certain financial intermediaries to place exchange orders on behalf of a group of their discretionary investment advisory clients (“group exchange orders”). As with any exchange request, the funds and their agents reserve the right to reject any group exchange order, and the funds’ agents will generally reject any group exchange order received by the funds or their agents after 1 p.m., Eastern time. In addition, MFD has agreements with certain financial intermediaries which set forth the terms and conditions under which group exchange orders may be placed by these financial intermediaries. These conditions may be more restrictive than those applicable to individual exchange orders, and may include the requirement to provide the funds or their agents with advance notice of group exchange orders.

Automatic Exchange Plan (not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares). If you have a balance of at least $2,000 in your account in the fund, you may participate in the automatic exchange plan, a dollar-cost averaging program. This plan permits you to make automatic periodic exchanges from your account in the fund for shares of the same class of other MFS funds. Exchanges will generally be made at net asset value without any sales charges; however, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares.

Disruptive Trading

General Purchase and Exchange Limitation Policy. The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In the event that MFSC rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC's judgment, in consultation with MFS, as appropriate, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

Disruptive Trading Risks. To the extent that the MFS funds or their agents are unable to curtail disruptive trading practices in a fund (e.g., disruptive frequent trading) or to the extent there are large or frequent redemptions in a fund, these purchases and/or

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MFS Lifetime 2055 Fund

redemptions can interfere with the efficient management of the fund's portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

Frequent Trading. The fund is not intended to serve as a vehicle for frequent trading. The Board of Trustees of the fund has adopted the purchase and exchange limitation policy described below, which it believes is reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce this policy, subject to oversight by the Board of Trustees. The fund may alter its policies at any time without notice to shareholders.

MFSC will generally restrict, reject or cancel purchase and exchange orders into the fund if MFSC determines that an accountholder has made two exchanges, each in an amount of $25,000 or more, out of an account in the fund during a calendar quarter (“two exchange limit”). This policy does not apply to Section 529 tuition plans and MFS money market funds, or to exchanges initiated by a retirement plan trustee or sponsor rather than by a plan participant, and other similar non-discretionary exchanges (e.g., in connection with fund mergers/acquisitions/liquidations). MFSC may make exceptions to this policy if, in its judgment, the transaction does not represent frequent trading activity, such as purchases made through systematic purchase plans (but not systematic exchange plans), payroll contributions, or distribution investment programs. In applying this policy, MFSC considers the information available to it at the time and reserves the right to consider trading effected through multiple accounts that are under common ownership, control, or influence to be trading out of a single account.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the accountholder (e.g., an accountholder who on the same day exchanges $26,000 from the fund into two other MFS funds, by exchanging $13,000 into each of the two MFS funds, will be viewed as having made one exchange transaction exceeding $25,000 in value).

Omnibus accounts, in which shares are held in the name of a financial intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among certain financial intermediaries such as brokers, retirement plans, investment advisers, and insurance companies.

Financial intermediaries are required to reject any purchase or exchange orders in the fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading (“Waived Financial Intermediary”). With respect to Waived Financial Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the fund by the customers of such Waived Financial Intermediary, including requesting underlying shareholder account data more frequently than from other financial intermediaries.

With respect to omnibus accounts that provide MFSC with underlying shareholder data daily, MFSC will apply the two exchange limit directly to underlying shareholders. For all other accounts which MFSC determines are omnibus accounts, MFSC will apply the two exchange limit to the omnibus account itself. Applying the two exchange limit to the omnibus account itself will not necessarily detect violations of the two exchange limit by underlying shareholders. If the financial intermediary associated with an omnibus account that has triggered the two exchange limit demonstrates to MFSC, as determined in MFSC’s sole discretion, that no single underlying shareholder triggered the two exchange limit, then MFSC will remove any restrictions, rejections, or cancellations imposed on the account. If the financial intermediary demonstrates to MFSC that a single underlying shareholder triggered the two exchange limit and that the financial intermediary itself will apply applicable restrictions, rejections, or cancellations to that underlying shareholder, MFSC will likewise remove any restrictions, rejections, or cancellations imposed on the omnibus account. Otherwise, MFSC will continue to apply the two exchange limit to the omnibus account.

Certain financial intermediaries may use procedures to restrict frequent trading by their customers who invest in the fund while others may not employ any procedures to restrict frequent trading. Such procedures, if any, may be less restrictive than the fund’s purchase and exchange limitation policy, may permit transactions not permitted by the fund’s purchase and exchange limitation policy, including transactions in excess of the two exchange limit, and/or may prohibit transactions not subject to the fund’s purchase and exchange limitation policy. You should consult your financial intermediary about any restrictions it imposes on frequent trading.

There is no assurance that MFSC will be able to detect or prevent frequent trading. Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for detecting frequent trading, including reviewing transactions (including exchanges) that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that occur close in time to other transactions in the same account or in multiple accounts that are under common ownership, control, or influence. Any or all of these parameters (including those not listed) may change at any time. If MFSC detects suspicious trading activity at the omnibus account level, it will contact the financial intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading that is disruptive to a fund. However, the underlying shareholder data received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If disruptive frequent trading is identified, MFSC will take appropriate action, such as requesting the financial intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the financial intermediary. In reviewing trading activity, MFSC may determine that certain transactions entered into for legitimate purposes do not represent frequent trading activity that is disruptive to a fund.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts. MFSC expects to request underlying shareholder data based on its assessment of the likelihood of frequent trading by underlying shareholders among other factors. MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other financial intermediaries. There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

Other Considerations

Unauthorized Transactions. MFS will not be responsible for losses that result from unauthorized transactions unless MFSC does not follow procedures reasonably designed to verify your identity. If

21

MFS Lifetime 2055 Fund

an account has more than one owner or authorized person, MFSC will accept telephone and online instructions from any one owner or authorized person, except MFSC will require instructions for a redemption from all trustees of trust accounts registered with multiple trustees. It is important that you contact MFSC immediately about any transactions made through MFSC you believe to be unauthorized.

Ability to Contact MFSC. Certain methods of contacting MFSC, such as by mail, telephone, or electronically, may be unavailable or delayed (for example, after natural disasters, during periods of significant/major political, social, or economic instability, or in the event of a cybersecurity incident).

Unclaimed Accounts and Uncashed Checks. If your account has no activity for a certain period of time, mail sent to you on behalf of the fund is returned by the post office, and/or you fail to cash a check associated with your account within a certain period of time, the fund may be required to transfer your account and any assets related to uncashed checks to the appropriate state under unclaimed property rules that provide for transfer to the state (also known as “escheatment”) of unclaimed property. To avoid such action, it is important to keep your account address up to date, periodically communicate with the fund, MFSC, or your financial intermediary, and cash checks associated with your account in a timely manner. If you invest in a fund through a financial intermediary, we encourage you to contact the financial intermediary regarding applicable state unclaimed property laws. Please check your state’s unclaimed or abandoned property website for specific information. When a traditional IRA account is transferred to a state as abandoned property, the Internal Revenue Service (the IRS) considers the transfer a taxable distribution subject to U.S. federal income tax withholding and reporting. The fund and MFSC will not be liable to shareholders or their representatives for good faith compliance with abandoned property laws.

Reservation of Other Rights. In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws, and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Anti-Money Laundering Restrictions. U.S. law requires the fund to implement policies and procedures reasonably designed to prevent, detect, and report money laundering and other illegal activity. The fund, consistent with applicable U.S. law, may redeem your shares and close your account; suspend, restrict, or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if MFSC is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures. Any applicable CDSC will be assessed upon redemption of your shares.

Confirmations in Quarterly Statements. Transactions made under certain periodic investment and withdrawal programs (including reinvestment plans) will be confirmed on quarterly account statements.

Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the fund does not transact purchase and redemption orders. To the extent the fund's assets are traded in other markets on days when the fund does not price its shares, the value of the fund's assets will likely change when you will not be able to purchase or redeem shares of the fund.

To determine net asset value, the fund’s investments for which reliable market quotations are readily available are valued at market value, and funds in which the fund invests are generally valued at their net asset value per share. Certain short term debt instruments may be valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments to MFS pursuant to the fund's valuation policy and procedures approved by the Board of Trustees. The Board of Trustees has designated MFS as the "valuation designee" of the fund. As valuation designee, MFS will determine the fair value, in good faith, of securities and other instruments held by the fund for which market quotations are not readily available and, among other things, will assess and manage material risks associated with fair value determinations, select, apply, and test fair value methodologies, and oversee and evaluate pricing services used in valuing the fund's investments. If MFS determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by MFS in accordance with the fair valuation policy and procedures adopted by MFS.

Under the fund's valuation policy and procedures, market quotations are not considered to be readily available for debt instruments and many types of derivatives. These investments are generally valued at fair value as determined by MFS based on information from third-party pricing services or otherwise determined by MFS in accordance with its fair valuation policy and procedures. These valuations can be based on both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads, and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but the fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions.

In addition, investments may be valued at fair value if MFS determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as

22

MFS Lifetime 2055 Fund

developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, foreign equity securities may often be valued at fair value. MFS generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost, and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment.

The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Distributions

The fund intends to declare and pay any dividends to shareholders at least annually.

Any capital gains are distributed at least annually.

Distribution Options

The following distribution options are generally available for Class A, Class B, Class C, and Class I shares:

• Dividend and capital gain distributions automatically reinvested in additional shares (this option will be assigned if no other option is specified);

• Dividend distributions in cash; capital gain distributions automatically reinvested in additional shares;

• Dividend and capital gain distributions in cash; or

• Dividend and capital gain distributions automatically reinvested into the same class of shares of another MFS fund (not available for Class B shares).

Not all options are available for every class or every account.

Dividends and capital gain distributions for Class R1, Class R2, Class R3, Class R4, and Class R6 shares can only be reinvested in additional shares of the fund, except with respect to Class R6 shares, (i) certain institutional shareholders, (ii) shareholders who purchase shares through brokerage programs of certain financial intermediaries, and (iii) shareholders who purchase shares through asset-based fee programs of certain financial intermediaries may elect any of the other distribution options described above.

The distribution option for accounts with dividend distributions of less than $10 generally will be changed to reinvestment in additional shares of the fund. If you have elected to receive distributions in cash, and the postal service is unable to deliver checks to your address of record, or you do not respond to mailings from MFSC with regard to uncashed distribution checks, your distribution option may be converted to having all distributions reinvested in additional shares. You should contact MFSC to change your distribution option, and your request to do so must be received by MFSC before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund will have on your particular tax situation, including possible U.S. federal, state, and local and non-U.S. taxes. This discussion does not apply to shares of the fund held through tax-advantaged accounts such as retirement plans or by shareholders that are not "United States persons" under the Internal Revenue Code of 1986, as amended (the Internal Revenue Code).

The fund expects to distribute substantially all of its income and gains annually. Distributions from the fund are taxable whether you receive them in cash or reinvest them in additional shares. If you buy shares when the fund has realized but not yet distributed ordinary income or capital gains, you will pay full price for the shares and then receive a portion back as a taxable distribution if you continue to hold the shares through that distribution’s record date.

Any gain resulting from the redemption, sale, or exchange of your shares will generally also be subject to tax.

For U.S. federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the fund owned or is deemed to have owned the investments that generated them, rather than how long you have owned your shares of the fund. Distributions of gains from the sale of investments that the fund owned for more than one year and that are properly reported by the fund as capital gain dividends will be treated as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. Distributions of gains from the sale of investments that the fund owned for one year or less will be taxable as ordinary income. If some or all of the fund’s income derives from “qualified dividend income” and if you are an individual who meets holding period and other requirements with respect to the fund’s shares, those distributions that are properly reported by the fund as derived from qualified dividend income are taxed to you at the reduced rates applicable to net capital gains. The portion of the fund's distributions that will be derived from qualified dividend income will increase with increased allocations to equity fund classes.

A 3.8% Medicare contribution tax is generally imposed on distributions paid by the fund (other than exempt-interest dividends, if any) to, and net gains recognized on the sale, redemption, exchange, or other taxable disposition of shares of the fund by certain individuals, estates, and trusts to the extent their income exceeds certain threshold amounts.

Investing in underlying funds could affect the amount, timing, and character of distributions from the fund, and, therefore, may increase the amount of taxes payable by shareholders.

Investments by the underlying funds in foreign securities may be subject to foreign withholding or other taxes, which will decrease the fund's return on those securities.

If at the close of each quarter of the fund's taxable year, at least 50% of its total assets consists of interests in other regulated investment companies, the fund will be permitted to elect to pass through to its shareholders foreign income and other similar taxes paid by the fund in respect of foreign securities it holds directly or by an underlying fund that itself is eligible to elect and so elected to pass such taxes through to shareholders. If the fund makes such an election, you must include your share of those taxes in gross income as a distribution from the fund, and you will be allowed to claim a tax credit (or a deduction) for such taxes.

The IRS Form 1099 that is provided to you early each year details your distributions from the fund and how they are treated for U.S. federal tax purposes, and cost basis information for shares purchased on or after January 1, 2012, that you redeemed, sold, or exchanged. Our default method for calculating cost basis is average cost basis. More information about other cost basis methods and a

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MFS Lifetime 2055 Fund

cost basis selection/change form is available on mfs.com. If your account is held by your financial intermediary, you must contact your financial intermediary to obtain information about available cost basis methods and cost basis elections for your account.

Information about the Summary Prospectus, Prospectus, and SAI

The summary prospectus, prospectus, and SAI for a fund provide information concerning the fund. The summary prospectus, prospectus, and SAI are updated at least annually and any information provided in a summary prospectus, prospectus, or SAI can be changed without a shareholder vote unless specifically stated otherwise. The summary prospectus, prospectus, and SAI are not contracts between the fund and its shareholders and do not give rise to any contractual rights or obligations or any shareholder rights other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Provision of Shareholder Reports and Summary Prospectuses

The fund produces shareholder reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one paper copy of the fund’s annual and semiannual shareholder report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Additional Information on Fees and Expenses and Performance

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund’s most recently completed fiscal year, and a weighted average of the total annual fund operating expenses and the fee charged (if any) by the fund(s) in which the fund invested during the fund’s most recently completed fiscal year, expressed as a percentage of a class' average net assets during the period. The fund invests in Class R6 shares of the underlying funds. Expenses for Class B shares have been adjusted to reflect the full impact of the distribution fee. Annual fund operating expenses have not been adjusted to reflect the fund’s current asset size. In general, annual fund operating expenses, expressed as a percentage of a class' average net assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

Performance Information

All performance information shown in the “Class A Bar Chart” and the “Performance Table” reflects any applicable fee reductions and waivers and expense reimbursements and payments in effect during the periods shown; without these, the performance would have been lower.

From time to time, the fund may receive proceeds from litigation settlements, without which performance would be lower.

The fund commenced operations on November 2, 2012, with the offering of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 shares, and subsequently offered Class R6 shares on August 29, 2016.

In the "Performance Table," performance for Class R6 shares includes the performance of the fund's Class I shares, adjusted to take into account differences in sales loads and class specific operating expenses (such as Rule 12b-1 fees), if any, for periods prior to their offering.

24

MFS Lifetime 2055 Fund

Financial Highlights

The financial highlights are intended to help you understand a fund’s financial performance for the past five years. Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, is filed with the SEC on Form N-CSR and is available online at funds.mfs.com and upon request by contacting MFSC (please see back cover for address and telephone number). The fund’s independent registered public accounting firm is Ernst & Young LLP.

	Year ended
Class A	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$19.95	$19.12	$17.30	$18.30	$20.42
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.48	$0.40	$0.27	$0.37	$1.02
Net realized and unrealized gain (loss)	4.30	1.28	2.16	(0.37)	(1.52)
Total from investment operations	$4.78	$1.68	$2.43	$0.00	$(0.50)
Less distributions declared to shareholders
From net investment income	$(0.49)	$(0.45)	$(0.26)	$(0.36)	$(1.02)
From net realized gain	(0.94)	(0.40)	(0.35)	(0.64)	(0.60)
Total distributions declared to shareholders	$(1.43)	$(0.85)	$(0.61)	$(1.00)	$(1.62)
Net asset value, end of period (x)	$23.30	$19.95	$19.12	$17.30	$18.30
Total return (%) (r)(s)(t)(x)	24.44	8.72	14.17	0.36	(3.35)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.48	0.51	0.52	0.56	0.56
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	2.18	1.95	1.51	2.12	4.94
Portfolio turnover rate	10	15	7	13	19
Net assets at end of period (000 omitted)	$28,563	$24,603	$26,236	$19,429	$15,144

	Year ended
Class B	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$19.94	$19.10	$17.25	$18.22	$20.33
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.27	$0.28	$0.11	$0.22	$0.82
Net realized and unrealized gain (loss)	4.36	1.24	2.17	(0.35)	(1.48)
Total from investment operations	$4.63	$1.52	$2.28	$(0.13)	$(0.66)
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.28)	$(0.08)	$(0.20)	$(0.85)
From net realized gain	(0.94)	(0.40)	(0.35)	(0.64)	(0.60)
Total distributions declared to shareholders	$(1.18)	$(0.68)	$(0.43)	$(0.84)	$(1.45)
Net asset value, end of period (x)	$23.39	$19.94	$19.10	$17.25	$18.22
Total return (%) (r)(s)(t)(x)	23.59	7.92	13.32	(0.41)	(4.09)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.17	1.26	1.27	1.31	1.31
Expenses after expense reductions (h)	0.95	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.23	1.39	0.63	1.30	3.96
Portfolio turnover rate	10	15	7	13	19
Net assets at end of period (000 omitted)	$226	$291	$383	$502	$590

25

MFS Lifetime 2055 Fund

	Year ended
Class C	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$19.64	$18.85	$17.06	$18.06	$20.17
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.29	$0.28	$0.12	$0.23	$0.82
Net realized and unrealized gain (loss)	4.25	1.22	2.14	(0.36)	(1.47)
Total from investment operations	$4.54	$1.50	$2.26	$(0.13)	$(0.65)
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.31)	$(0.12)	$(0.23)	$(0.86)
From net realized gain	(0.94)	(0.40)	(0.35)	(0.64)	(0.60)
Total distributions declared to shareholders	$(1.26)	$(0.71)	$(0.47)	$(0.87)	$(1.46)
Net asset value, end of period (x)	$22.92	$19.64	$18.85	$17.06	$18.06
Total return (%) (r)(s)(t)(x)	23.50	7.87	13.34	(0.43)	(4.06)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.23	1.26	1.27	1.31	1.31
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.33	1.40	0.69	1.35	4.03
Portfolio turnover rate	10	15	7	13	19
Net assets at end of period (000 omitted)	$3,301	$2,843	$2,889	$2,588	$2,426

	Year ended
Class I	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$19.97	$19.16	$17.33	$18.33	$20.45
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.54	$0.49	$0.34	$0.36	$1.00
Net realized and unrealized gain (loss)	4.30	1.23	2.14	(0.32)	(1.45)
Total from investment operations	$4.84	$1.72	$2.48	$0.04	$(0.45)
Less distributions declared to shareholders
From net investment income	$(0.54)	$(0.51)	$(0.30)	$(0.40)	$(1.07)
From net realized gain	(0.94)	(0.40)	(0.35)	(0.64)	(0.60)
Total distributions declared to shareholders	$(1.48)	$(0.91)	$(0.65)	$(1.04)	$(1.67)
Net asset value, end of period (x)	$23.33	$19.97	$19.16	$17.33	$18.33
Total return (%) (r)(s)(t)(x)	24.75	8.93	14.49	0.62	(3.13)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.23	0.26	0.27	0.31	0.31
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.41	2.39	1.86	2.10	4.85
Portfolio turnover rate	10	15	7	13	19
Net assets at end of period (000 omitted)	$4,656	$3,999	$3,821	$1,314	$512

26

MFS Lifetime 2055 Fund

	Year ended
Class R1	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$19.66	$18.89	$17.12	$18.14	$20.26
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.43	$0.28	$0.13	$0.23	$0.81
Net realized and unrealized gain (loss)	4.14	1.22	2.13	(0.36)	(1.46)
Total from investment operations	$4.57	$1.50	$2.26	$(0.13)	$(0.65)
Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.33)	$(0.14)	$(0.25)	$(0.87)
From net realized gain	(0.94)	(0.40)	(0.35)	(0.64)	(0.60)
Total distributions declared to shareholders	$(1.29)	$(0.73)	$(0.49)	$(0.89)	$(1.47)
Net asset value, end of period (x)	$22.94	$19.66	$18.89	$17.12	$18.14
Total return (%) (r)(s)(t)(x)	23.66	7.87	13.34	(0.42)	(4.07)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.23	1.26	1.27	1.31	1.31
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.97	1.38	0.74	1.37	3.95
Portfolio turnover rate	10	15	7	13	19
Net assets at end of period (000 omitted)	$180	$2,216	$1,684	$1,070	$701

	Year ended
Class R2	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$19.94	$19.13	$17.30	$18.29	$20.35
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.35	$0.39	$0.22	$0.31	$0.83
Net realized and unrealized gain (loss)	4.37	1.23	2.16	(0.35)	(1.38)
Total from investment operations	$4.72	$1.62	$2.38	$(0.04)	$(0.55)
Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.41)	$(0.20)	$(0.31)	$(0.91)
From net realized gain	(0.94)	(0.40)	(0.35)	(0.64)	(0.60)
Total distributions declared to shareholders	$(1.34)	$(0.81)	$(0.55)	$(0.95)	$(1.51)
Net asset value, end of period (x)	$23.32	$19.94	$19.13	$17.30	$18.29
Total return (%) (r)(s)(t)(x)	24.13	8.43	13.89	0.10	(3.56)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.73	0.76	0.77	0.81	0.81
Expenses after expense reductions (h)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	1.56	1.93	1.19	1.80	4.02
Portfolio turnover rate	10	15	7	13	19
Net assets at end of period (000 omitted)	$10,721	$11,094	$9,538	$9,003	$8,981

27

MFS Lifetime 2055 Fund

	Year ended
Class R3	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$19.95	$19.13	$17.31	$18.31	$20.42
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.48	$0.43	$0.27	$0.36	$0.97
Net realized and unrealized gain (loss)	4.30	1.25	2.16	(0.36)	(1.46)
Total from investment operations	$4.78	$1.68	$2.43	$0.00	$(0.49)
Less distributions declared to shareholders
From net investment income	$(0.49)	$(0.46)	$(0.26)	$(0.36)	$(1.02)
From net realized gain	(0.94)	(0.40)	(0.35)	(0.64)	(0.60)
Total distributions declared to shareholders	$(1.43)	$(0.86)	$(0.61)	$(1.00)	$(1.62)
Net asset value, end of period (x)	$23.30	$19.95	$19.13	$17.31	$18.31
Total return (%) (r)(s)(t)(x)	24.44	8.71	14.16	0.34	(3.33)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.48	0.51	0.52	0.56	0.56
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	2.18	2.12	1.51	2.09	4.69
Portfolio turnover rate	10	15	7	13	19
Net assets at end of period (000 omitted)	$114,326	$105,695	$107,463	$76,726	$73,743

	Year ended
Class R4	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$20.18	$19.34	$17.47	$18.47	$20.56
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.44	$0.46	$0.26	$0.41	$0.80
Net realized and unrealized gain (loss)	4.45	1.29	2.24	(0.37)	(1.25)
Total from investment operations	$4.89	$1.75	$2.50	$0.04	$(0.45)
Less distributions declared to shareholders
From net investment income	$(0.53)	$(0.51)	$(0.28)	$(0.40)	$(1.04)
From net realized gain	(0.94)	(0.40)	(0.35)	(0.64)	(0.60)
Total distributions declared to shareholders	$(1.47)	$(0.91)	$(0.63)	$(1.04)	$(1.64)
Net asset value, end of period (x)	$23.60	$20.18	$19.34	$17.47	$18.47
Total return (%) (r)(s)(t)(x)	24.73	8.97	14.47	0.58	(3.09)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.23	0.26	0.27	0.31	0.31
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.94	2.24	1.44	2.34	3.86
Portfolio turnover rate	10	15	7	13	19
Net assets at end of period (000 omitted)	$11,470	$12,635	$12,123	$18,660	$14,606

28

MFS Lifetime 2055 Fund

	Year ended
Class R6	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$20.15	$19.32	$17.46	$18.46	$20.58
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.57	$0.53	$0.35	$0.49	$1.11
Net realized and unrealized gain (loss)	4.36	1.24	2.18	(0.42)	(1.53)
Total from investment operations	$4.93	$1.77	$2.53	$0.07	$(0.42)
Less distributions declared to shareholders
From net investment income	$(0.58)	$(0.54)	$(0.32)	$(0.43)	$(1.10)
From net realized gain	(0.94)	(0.40)	(0.35)	(0.64)	(0.60)
Total distributions declared to shareholders	$(1.52)	$(0.94)	$(0.67)	$(1.07)	$(1.70)
Net asset value, end of period (x)	$23.56	$20.15	$19.32	$17.46	$18.46
Total return (%) (r)(s)(t)(x)	24.94	9.11	14.66	0.75	(2.99)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.08	0.11	0.12	0.15	0.15
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.52	2.55	1.89	2.82	5.32
Portfolio turnover rate	10	15	7	13	19
Net assets at end of period (000 omitted)	$278,057	$218,596	$193,673	$133,208	$87,462

(d)	Per share data is based on average shares outstanding.
(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

29

MFS Lifetime 2055 Fund

Appendix A - Waivers and Reductions of Sales Charges

This Appendix sets forth the various circumstances in which the initial sales charge (ISC) and/or the CDSC is waived or reduced for the MFS funds’ share classes. The waivers and reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction. Financial intermediaries may have different policies and procedures regarding the availability of ISC or CDSC waivers, which are discussed below. In all instances, it is your responsibility to notify your financial intermediary or MFSC at the time of purchase of any relationship or other facts qualifying you for sales charge waivers or reductions. For waivers and reductions not available through a particular financial intermediary, shareholders will have to purchase fund shares through another financial intermediary or directly from the fund to receive these waivers or reductions. You should contact your financial intermediary or MFSC if you have questions on the waivers and reductions that apply to your account and/or transaction type, including whether your account is maintained at an omnibus level with the fund by your financial intermediary. The following Categories of waivers and reductions apply:

• Merrill Lynch (Merrill) – If Merrill is the record owner of your shares and/or broker of record on your account and the account is maintained at an omnibus level by Merrill with the fund, Category II waivers apply.

• Ameriprise Financial – If Ameriprise Financial is the record owner and/or broker of record on your account invested in Class A shares and the account is maintained at an omnibus level by Ameriprise Financial with the fund, Category III waivers apply.

• Morgan Stanley – If Morgan Stanley is the record owner and/or broker of record on your account invested in Class A shares of the fund and the account is a Morgan Stanley Wealth Management transactional brokerage account maintained at an omnibus level by Morgan Stanley with the fund, Category IV waivers apply.

• Raymond James – If you are invested in shares of the fund through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, and the account is maintained at an omnibus level by Raymond James with the fund, Category V waivers apply.

• Janney Montgomery Scott LLC (Janney) – If you are invested in shares of the fund through an account maintained at an omnibus level by or on behalf of Janney with the fund, Category VI waivers apply.

• Edward Jones – If you are invested in shares of the fund through an Edward Jones platform or account maintained at an omnibus level by Edward Jones with the fund, Category VII waivers apply.

• D.A. Davidson & Co. (D.A. Davidson) – If you are invested in shares of the fund through a D.A. Davidson platform or account maintained at an omnibus level by or on behalf of D.A. Davidson with the fund, Category VIII waivers apply.

• Baird – If you are invested in shares through a Baird platform or account maintained at an omnibus level by or on behalf of Baird with the fund, Category IX waivers apply.

• J.P. Morgan Securities LLC – If you are invested in shares of the fund through an applicable J.P. Morgan Securities LLC brokerage account, Category X waivers apply.

• Stifel, Nicolaus & Company, Incorporated (Stifel) – If you are invested in shares of the fund through an applicable Stifel brokerage account, Category XI waivers apply.

• Wells Fargo Clearing Services, LLC and Wells Fargo Advisors Financial Network, LLC (collectively, "Wells Fargo Advisors") – If you are invested in shares of the fund through an applicable Wells Fargo Advisors brokerage account, Category XII waivers apply.

• All Others – Category I waivers apply to other accounts and transactions that do not otherwise fall under Category II – XII.

Not all MFS funds offer each share class. In order to qualify for a sales charge waiver or reduction, you must advise MFSC or your financial intermediary that you are eligible for the waiver at the time of purchase and/or redemption. The fund, MFS, and their affiliates reserve the right to eliminate, modify, and add waivers and reductions of sales charges at any time at their discretion.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect prior to an exchange based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC. If you exchange your shares out of MFS U.S. Government Money Market Fund or MFS U.S. Government Cash Reserve Fund into Class A shares of any other MFS fund, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares. You will not pay the initial sales charge if:

• the shares exchanged from either MFS fund were acquired by an exchange from any other MFS fund;

• the shares exchanged from either MFS fund were acquired by automatic investment of distributions from any other MFS fund; or

• the shares being exchanged would have, at the time of purchase, been eligible for purchase at net asset value had you invested directly in the MFS fund into which the exchange is being made.

In addition, transfers, rollovers, or other transactions from an account to a second account that purchases shares of the same class of the same fund or another MFS fund will not be charged the CDSC or ISC, as applicable, provided that the redemption order from the first account and the purchase order for the second account are combined into a single order for the transfer, rollover, or other transaction, and MFSC has available to it the necessary information about the CDSC applicable to the first account. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the fund in the first account and the original purchase date of the shares subject to the CDSC. You should contact your financial intermediary or MFSC if you have questions on the sales charge waivers and reductions that apply in a transfer between accounts, including whether MFSC has the required information.

The CDSC may be waived from time to time pursuant to Conduct Rule 2341 of FINRA.

With respect to MFS Municipal Income Fund, all references to Class A shares shall also apply to Class A1 shares and all references to Class B shares shall also apply to Class B1 shares.

A-1

MFS Lifetime 2055 Fund

WAIVERS AND REDUCTIONS

Financial Intermediary Category I

Eligible Accounts: Accounts that are not Eligible for Financial Intermediary Categories II – XII

As used below, the term “ESP” refers to employer sponsored plans; the term “SRO” refers to salary reduction only plans; the term “Employer Retirement Plans” includes 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level; the term “IRA” refers to traditional, Roth, rollover, SEP and SIMPLE IRAs; the term “ERISA” refers to the Employment Retirement Income Security Act of 1974, as amended.

GENERAL WAIVERS

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√	√	√
Shares acquired by automatic reinvestment of distributions of dividends and capital gains of any MFS fund into the same class of shares of another MFS fund.	√	√	√	√
B. Affiliates of Funds/Certain Financial Advisers
Shares acquired by officers, eligible directors, employees (including former employees), and agents of MFS, Sun Life Financial, or any of their subsidiary companies.	√	√	√	√
Shares acquired by trustees and former trustees of any investment company for which MFD serves as distributor.	√	√	√	√
Shares acquired by employees, directors, partners, officers, and trustees of any subadvisor to any MFS fund.	√	√	√	√

Shares acquired by certain family members of any such individual identified above and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√

Shares acquired by employees or registered representatives (including former employees) of financial intermediaries that have a selling agreement with MFD or an employee’s spouse (or legal equivalent under applicable state law) or employee’s children under the age of 21. For employees or registered representatives of such financial intermediaries who established an account with MFS prior to May 1, 2006, shares acquired by certain family members of employees or registered representatives of financial intermediaries and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√
Shares acquired by institutional clients of MFS or MFS Institutional Advisors, Inc.	√	√	√	√
C. Involuntary Redemptions
Shares redeemed at a fund’s direction due to the small size of a shareholder’s account.		√	√	√
D. Investment of Proceeds From Certain Redemptions of Class I Shares

The initial sales charge imposed on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class A shares, are waived with respect to Class A shares acquired of any MFS fund through the immediate reinvestment of the proceeds of a redemption of Class I shares of any MFS fund.

	√	√
E. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A shares, whichever is later).

		√	√	√

A-2

MFS Lifetime 2055 Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
F. Death of Owner

Shares redeemed on account of the death of the account owner (e.g., shares redeemed by the estate or any transferee of the shares from the estate) if the shares were held solely in the deceased individual’s name, or for the benefit of the deceased individual.

		√	√	√
G. Disability of Owner

Shares redeemed on account of the disability of the account owner if shares are held either solely or jointly in the disabled individual’s name or for the benefit of the disabled individual (in which case a disability certification form is required to be submitted to MFSC), or shares redeemed on account of the disability of the 529 account beneficiary.

		√	√	√
H. Asset-Based Fee Programs
Shares acquired by investors who purchase shares through asset-based fee programs available through financial intermediaries.	√	√
I. Insurance Company Separate Accounts
Shares acquired by insurance company separate accounts.	√	√
J. No Commissions Paid
Shares redeemed where MFD has not paid an up-front commission with respect to the sale of the shares, provided that such arrangement meets certain conditions established by MFD from time to time.		√	√	√
K. Conversions
In connection with a conversion from Class A shares to Class I shares of the same fund.		√
In connection with a conversion from Class A shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.		√
In connection with a conversion from Class B shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.			√
In connection with a conversion from Class C shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.				√
In connection with a conversion from Class I shares to Class A shares of the same fund.	√	√
In connection with an automatic conversion from Class B shares to Class A shares of the same fund.	√	√
In connection with an automatic conversion from Class C shares to Class A shares of the same fund.	√	√

In connection with a conversion from Class C shares to Class A shares of the same fund if the shareholder's financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD.

	√	√		√
L. Exchanges
The initial sales charge imposed on purchases of Class A shares is waived on shares purchased pursuant to an Automatic Exchange Plan.	√
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased by exchange from another MFS fund.	√
M. Reinstatement Privilege
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased pursuant to the Reinstatement Privilege as described below.	√
N. Large Purchases

The initial sales charge imposed on purchases of Class A shares is waived for purchases in excess of the maximum breakpoint amount described under "Description of Share Classes – Sales Charges and Waivers and Reductions" in the fund's prospectus.

Letter of Intent or Right of Accumulation provisions may apply for purposes of determining purchase amount as described below.

√

A-3

MFS Lifetime 2055 Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
O. Miscellaneous

In connection with settlements reached between certain broker/dealers and FINRA, the SEC, and/or other regulatory bodies regarding sales of Class B and Class C shares in excess of certain dollar thresholds, the fund will, at times, permit shareholders who are clients of these firms to redeem Class B and Class C shares of the fund and concurrently purchase Class A shares without paying an initial sales charge.

	√	√
P. Self-Directed Brokerage Account Platforms (Class A shares only)

Shares acquired through a self-directed brokerage account platform (that may or may not charge a transaction fee to investors) offered by a financial intermediary who has entered into an agreement with MFD to offer fund shares through such platform. As of the date of the fund's prospectus, the following financial intermediaries had entered into an agreement with MFD to offer fund shares through such a platform: Charles Schwab & Co. Inc.; E*TRADE Securities LLC; Fidelity Brokerage Services LLC; GWFS Equities, Inc.; J.P. Morgan Securities LLC; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Morgan Stanley Smith Barney LLC; National Financial Services LLC; Nationwide Financial Services, Inc.; Nationwide Securities LLC; and Vanguard Marketing Corporation.

	√	√

Q. LPL Mutual Funds Only Platform (Class A shares only)
Shares acquired through the Mutual Fund Only Platform or other similar platform offered by LPL Financial LLC who has entered into an agreement with MFD to offer fund shares through such platform.	√	√

WAIVERS FOR RETIREMENT PLANS

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. General Waivers
Employer Retirement Plans.	√	√

In connection with a direct rollover of units from the MFS 529 Savings Plan to a Roth IRA held directly with MFSC pursuant to Section 126 of the SECURE 2.0 Act. Transfers of holdings of MFS Funds to a Roth IRA held with a brokerage firm or other financial intermediary and not established through MFSC are subject to the policies of such brokerage firm or financial intermediary which may differ with respect to such rollovers.

√
B. Benefit Responsive Waivers
Distributions made from an IRA, SAR-SEP, or a 403(b) SRO Plan pursuant to Section 72(t) of the Internal Revenue Code of 1986, as amended.		√	√	√
Death, disability, or retirement of 401(a) or ESP Plan participant, or death or disability of IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant.		√	√	√

Eligible participant distributions, such as distributions due to death, disability, financial hardship, retirement, and termination of employment from nonqualified deferred compensation plans (excluding, however, a termination of a plan).

		√	√	√
Loan from 401(a) or ESP Plan.		√	√	√
Financial hardship (as defined in U.S. Treasury Department Regulation Section 1.401(k)-l(d)(2), as amended from time to time) for 401(a) Plans and ESP Plans.		√	√	√
Termination of employment of 401(a) or ESP Plan participant (excluding, however, a termination of the Plan).		√	√	√
Tax-free return of excess 401(a) Plan, ESP Plan, IRA, or SAR-SEP contributions.		√	√	√
Certain involuntary redemptions and redemptions in connection with certain automatic withdrawals from a 401(a) Plan.		√	√	√

Required minimum distributions pursuant to Internal Revenue Code rules made on or after the 401(a) Plan participant, ESP Plan participant, IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant, as applicable, has attained the age at which such distributions are required under Internal Revenue Code rules.

		√	√	√

A-4

MFS Lifetime 2055 Fund

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period (36 months for shareholders with an LOI entered into prior to February 1, 2023, with a $1 million commitment) and investments in the MFS 529 Savings Plan. Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

For each purchase you make under the LOI you will pay the initial sales charge rate applicable to the total amount you intended to purchase.

Out of the shareholder's initial purchase (or subsequent purchases if necessary), 5% of the dollar amount specified in the Letter of Intent application shall be held in escrow by MFSC in the form of shares registered in the shareholder's name. All distributions on escrowed shares will be paid to the shareholder or to the shareholder's order. At the end of the 13-month period or 36-month period, as applicable, the shareholder will be notified, the escrowed shares will be released, and the Letter of Intent will be terminated.

If the intended minimum investment amount is not completed, MFSC will redeem an appropriate number of the escrowed shares in order to pay the higher sales charge level for the amount actually purchased. Shares remaining after any such redemption will be released by MFSC. By completing and signing the Account Application or separate Service Application, the shareholder irrevocably appoints MFSC his or her attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.

To establish an LOI, complete the Letter of Intent section of your account application or service application. In order to benefit from the LOI, it is your responsibility to inform your financial intermediary or MFSC that the LOI is in effect each time shares of a fund are purchased.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds and/or any investments in the MFS 529 Savings Plan, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA. For purposes of obtaining reduced sales charges under the LOI and ROA, you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

Eligible accounts that you may link under an LOI and ROA are:

• Individual accounts;

• Joint accounts;

• Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

• Certain single-participant retirement plan accounts;

• Certain Individual Retirement Accounts;

• Uniform Gifts/Transfers to Minor Acts accounts; and

• Accounts held in the name of your financial intermediary on your behalf.

In addition to the accounts set forth above which are eligible for linking, you may also combine any of your investments in the MFS 529 Savings Plan for purposes of obtaining reduced sales charges on purchases of Class A shares of any MFS fund.

It is your responsibility to inform the broker/dealer for each current purchase of any accounts held with the MFS funds that you believe are eligible to be linked under an LOI or an ROA and of any investments you have in the MFS 529 Savings Plan that are also able to be counted for purposes of obtaining reduced sales charges on purchases of Class A shares of any MFS fund. If you have not designated a broker/dealer, you should inform MFSC directly of any accounts held with the MFS funds and of any investments in the MFS 529 Savings Plan that you believe are eligible to be counted under an LOI or an ROA. You should provide your financial intermediary (or MFSC if you have not designated a broker/dealer) with certain supporting information at the time of each purchase regarding accounts held with the MFS funds and investments in the MFS 529 Savings Plan that are eligible to be combined for purposes of an LOI or ROA. Such information may include shareholder identification numbers or applicable account numbers or account statements. Your financial intermediary is responsible for taking into account this information about accounts eligible to be combined (including any MFS 529 Savings Plan investments) when transmitting your purchase order to the fund.

Group Purchases. A bona fide group and all its members may be treated at MFD's discretion as a single purchaser and, under the ROA (but not the LOI), obtain quantity sales charge discounts on the purchase of Class A or Class A1 shares if the group (1) gives its endorsement or authorization to the investment program so that it may be used by the financial intermediary to facilitate solicitation of the membership, thus effecting economies of the sales efforts; (2) has a legitimate purpose other than to purchase mutual fund shares at a discount; (3) is not a group of individuals whose sole organizational nexus is as credit cardholders of a company, policyholders of an insurance company, customers of a bank or financial intermediary, clients of an investment adviser, or other similar groups; and (4) agrees to provide certification of membership of those members investing money in the funds upon the request of MFD. Employer-sponsored retirement plans, such as a 401(a) plan, 457 deferred compensation plan, an Employer Sponsored Group IRA, and an IRA SEP/SARSEP, SIMPLE and 403(b) plans, may qualify as a bona fide group if they meet the above criteria.

A-5

MFS Lifetime 2055 Fund

Reinstatement Privilege. Within 90 days of a redemption of Class A, Class B, or Class C shares, you have a one-time right per fund per registration to reinvest the proceeds of such redemption into Class A shares of the same fund or another MFS fund without paying an initial sales charge. For clarity, proceeds can only be reinvested in Class A shares of an MFS fund under the same account registration as the redeemed shares.

Any CDSC paid upon the redemption of Class A shares will be credited to your account, and your new Class A shares will be subject to a CDSC according to the CDSC schedule applicable to your original shares.

Any CDSC paid upon the redemption of Class B or Class C shares will not be credited to your account and the Class A shares purchased using this reinstatement privilege will not be subject to a CDSC.

In order to benefit from the reinstatement privilege, it is your responsibility to inform your financial intermediary or MFSC that the reinstatement privilege is in effect each time shares of the fund are purchased under this privilege.

A-6

MFS Lifetime 2055 Fund

Financial Intermediary Category II

Eligible Accounts: Accounts with Merrill Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Merrill with the Fund

Purchases or sales of front-end (for example, Class A) or level-load (for example, Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this Fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.

It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.

Additional information on waivers, discounts, and share class exchanges is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement") and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

Front-end Load Waivers Available at Merrill

Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

Shares purchased through a Merrill investment advisory program
Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account
Shares purchased through the Merrill Edge Self-Directed platform
Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account
Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement

Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement)

Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g., the fund’s officers or trustees)

Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement

Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end, Back-end, and Level Load Shares Available at Merrill

Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22(e)(3))
Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement
Shares sold due to return of excess contributions from an IRA account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation

Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g., traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund

Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent

Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement

A-7

MFS Lifetime 2055 Fund

Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household

On or about May 1, 2026, assets not held at Merrill will no longer be included in the ROA calculation. For more detail on the timing and calculation, please refer to the Merrill SLWD Supplement.

Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement

On or about May 1, 2026, Merrill will no longer accept new LOIs. For more detail on the timing, please refer to the Merrill SLWD Supplement.

A-8

MFS Lifetime 2055 Fund

Financial Intermediary Category III

Eligible Accounts: Accounts Investing in Shares of the Fund with Ameriprise Financial Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Ameriprise Financial with the Fund

Shareholders purchasing fund shares through an Ameriprise Financial platform or account will be eligible only for the following front-end sales charge waivers (“ISC”) or contingent deferred sales charge (“CDSC”) waivers, as applicable, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI. Shareholders remain eligible for other reductions in front-end sales charges available pursuant to exchange features or volume breakpoints (including Rights of Accumulation (“ROA”) and Letter of Intent (“LOI”) programs) as described elsewhere in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the same fund.	√	√
B. Employees/Registered Representatives of Ameriprise Financial
Shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.	√	√

Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial financial adviser and/or the adviser’s spouse, adviser’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), adviser’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

	√	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to an ISC or CDSC.

	√	√	√
D. Retirement Plans

Shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, or SAR-SEPs.

	√	√
E. Transactions Between Share Classes

Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load-waived shares, that waiver will also apply to such exchanges.

	√	√
F. Death or Disability of Owner
Redemptions due to the death or disability of the shareholder.		√	√
G. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
H. Benefit Responsive Waivers for Retirement Accounts
Redemptions made in connection with a return of excess contributions from an IRA account.		√	√
Redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.		√	√

A-9

MFS Lifetime 2055 Fund

Financial Intermediary Category IV

Eligible Accounts: Accounts Investing in Class A Shares through a Morgan Stanley Wealth Management Transactional Brokerage Account Maintained at an Omnibus Level with the Fund

Shareholders purchasing fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the fund’s prospectus or SAI. Shareholders remain eligible for other reductions in Class A front-end sales charges available pursuant to exchange features or volume breakpoints (including Rights of Accumulation (ROA) and Letter of Intent (LOI) programs) as described elsewhere in the fund's prospectus or SAI.

Class A Front-end Sales Charge Waived
Waiver Category	Class A ISC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees of Morgan Stanley
Morgan Stanley employee and employee-related accounts according to Morgan Stanley's account linking rules.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

√
D. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
E. Morgan Stanley Self-Directed Programs
Shares purchased through a Morgan Stanley self-directed brokerage account.	√
F. Morgan Stanley Wealth Management Share Class Conversion Program

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.

√

A-10

MFS Lifetime 2055 Fund

Financial Intermediary Category V

Eligible Accounts: Accounts Investing in Shares through a Raymond James Platform or Account Maintained at an Omnibus Level by Raymond James with the Fund

Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI. In all instances, it is the purchaser's responsibility to notify the purchaser's financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. As described elsewhere in the fund's prospectus or SAI, there is no initial sales charge imposed on purchases of Class A shares pursuant to an Automatic Exchange Plan or purchased by exchange from another MFS fund.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Investment Advisory Programs
Shares purchased in a Raymond James investment advisory program.	√
B. Dividend and Distribution Reinvestment
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.	√
C. Employees/Registered Representatives of Raymond James
Shares acquired by employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.	√
D. Large Purchases
Breakpoints as described in the fund's prospectus.	√
E. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as "Rights of Reinstatement").

	√	√	√	√
F. Raymond James Share Class Conversion Program

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

√
G. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√	√
H. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A shares, whichever is later).

		√	√	√
I. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√	√
J. Payment of Raymond James Fees
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.		√	√	√
K. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√

A-11

MFS Lifetime 2055 Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
L. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

A-12

MFS Lifetime 2055 Fund

Financial Intermediary Category VI

Eligible Accounts: Accounts Maintained at an Omnibus Level by or on behalf of Janney Montgomery Scott LLC with the Fund

Shareholders purchasing fund shares through an account maintained at an omnibus level with the fund by Janney Montgomery Scott LLC (Janney), or by a clearing broker or custodian on behalf of Janney, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI. Customers of Janney whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased of the same fund within the MFS fund family through reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of Janney
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the MFS fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

	√	√	√
D. Transactions Between Share Classes and Funds
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney's policies and procedures.	√
Shares exchanged into the same share class of another MFS fund.		√	√
E. Death or Disability of Owner
Shares redeemed upon the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder's first withdrawal under the plan(s).		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

		√	√

H. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
I. Payment of Janney Fees
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.		√	√
Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Right Of Accumulation (ROA). ROA, which entitles shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holdings of MFS fund family assets held by accounts within the shareholder's household at Janney. Eligible MFS fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial adviser about such assets.

Letter of Intent (LOI). LOI, which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period. Eligible MFS fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

A-13

MFS Lifetime 2055 Fund

Financial Intermediary Category VII

Eligible Accounts: Accounts Investing in Shares of the Fund through an Edward Jones Platform or Account Maintained at an Omnibus Level by Edward Jones with the Fund

The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as "shareholders") purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from discounts and waivers described elsewhere in the fund's prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of MFS funds, or other facts qualifying the purchaser for breakpoints or waivers.  Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these breakpoints and waivers.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Fee-Based Programs
Shares purchased in an Edward Jones fee-based program.	√
Shares exchanged in an Edward Jones fee-based program.	√	√	√	√
B. Dividend and Distribution Reinvestment
Shares purchased within the MFS fund family through reinvestment of capital gains and dividend distributions.	√
C. Associates of Edward Jones

Shares acquired by associates of Edward Jones and its affiliates and other shareholders who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good standing and remains in good standing pursuant to Edward Jones' policies and procedures.

√
D. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the MFS fund family so long as the following conditions are met (i) the proceeds are from the sale of shares within 60 days of the purchase; and (ii) the sale and purchase are made in the same share class and one of the following applies: (a) the sale and purchase occur in the same account or (b) the sale proceeds are used to process an individual retirement account (“IRA”) contribution, excess contributions, conversion, recharacterization of contributions, or distribution, and the purchase is done in an account within the same pricing group (as determined by Edward Jones under its policies and procedures).

The Reinstatement Privilege excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.

√
Shares acquired through NAV reinstatement.		√	√	√
E. Transactions between Share Classes and Funds

Shares converted from another share class into Class A shares of the same fund at the discretion of Edward Jones. Edward Jones will be responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable Class A sales charge as disclosed in the fund's prospectus.

√
Shares converted from Class C into Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.	√
F. Death or Disability of Owner
Shares sold on account of the death or disability of the account shareholder or 529 plan account beneficiary.		√	√	√
G. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder's first withdrawal under the plan(s).		√	√	√

A-14

MFS Lifetime 2055 Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
H. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA.		√	√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the sale is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

		√	√	√
I. Payment of Edward Jones Fees
Shares sold to pay Edward Jones fees or costs but only if the transaction is initiated by Edward Jones.		√	√	√
J. Large Purchases
Breakpoint amounts as described in the fund's prospectus, subject to the Rights of Accumulation rules described below.	√
K. Minimum Balances
Shares sold at the discretion of Edward Jones for Minimum Balances, as described below.		√	√	√

Description of Certain Policies for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). A shareholder may pay a reduced or no initial sales charge on purchases of Class A shares if the shareholder intends to invest a specific dollar amount in any class of any MFS fund within a 13-month period. The LOI is determined by calculating the higher of the cost paid by the shareholder or the market value of any existing qualifying holdings (as calculated at the beginning of the 13-month period) in combination with the value that the shareholder intends to purchase over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during the 13-month period will receive the sales charge and breakpoint discount that applies to the total amount.

If the shareholder does not purchase the intended amount within the 13-month period, the shareholder's account will be adjusted by selling the amount of shares needed to pay the higher initial sales charge level for the amount actually purchased. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce any sales charge previously paid. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Right Of Accumulation (ROA). Under the ROA, a shareholder may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the amount of the shareholder's investment with the shareholder's existing investments in the MFS funds and MFS 529 funds, based on the higher of the cost paid by the shareholder minus sales or the current market value of the applicable MFS funds and MFS 529 funds. For purposes of calculating the ROA, the shareholder's account may be grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations ("pricing groups") (as determined by Edward Jones under its policies and procedures). For purposes of calculating the ROA, holdings of shares of certain money market funds or shares held in group retirement plans are not taken into account. If grouping assets as a shareholder, the ROA includes all investments of a shareholder in the MFS funds and MFS 529 funds held on the Edward Jones platform and/or held on other platforms. The inclusion of investments in the MFS funds and MFS 529 funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts. Purchases by shareholders will be subject to a $250 initial purchase minimum and no subsequent purchase minimum.

Minimum Balances. Edward Jones has the right to sell at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not subject to this minimum balance policy: (1) a fee-based account held on an Edward Jones platform; (2) a 529 account held on an Edward Jones platform; or (3) an account with an active systematic investment plan or LOI (as defined above).

Changing Share Classes. At any time it deems necessary, Edward Jones has the authority to convert at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

A-15

MFS Lifetime 2055 Fund

Financial Intermediary Category VIII

Eligible Accounts: Accounts Investing in Shares of the Fund through a D.A. Davidson & Co. Platform or Account Maintained at an Omnibus Level by or on behalf of D.A. Davidson & Co. with the Fund

Shareholders purchasing fund shares, including existing fund shareholders, through a D.A. Davidson &. Co. (D.A. Davidson) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which D.A. Davidson provides trade execution, clearance, and/or custody services, where such account is maintained on an omnibus level with the fund by D.A. Davidson, or by a clearing broker or custodian on behalf of D.A. Davidson, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI. Customers of D.A. Davidson whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased within the MFS fund family through systematic reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of D.A. Davidson
Shares acquired by employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the MFS fund family so long as the following conditions are met (i) the repurchase occurs within 90 days following the redemption; (ii) the redemption and purchase occur in the same account; and (iii) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of D.A. Davidson.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts if the redemption is taken in or after the year the shareholder reaches the qualified age based on IRS regulations.

		√	√
H. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser's household at D.A. Davidson. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
I. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

A-16

MFS Lifetime 2055 Fund

Financial Intermediary Category IX

Eligible Accounts: Accounts Investing in Shares through a Baird Platform or Account Maintained at an Omnibus Level by or on behalf of Baird with the Fund

Shareholders purchasing fund shares through a Baird platform or account maintained at an omnibus level with the fund by Baird, or by a clearing broker or custodian on behalf of Baird, will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or the SAI. Customers of Baird whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees/Registered Representatives of Baird
Shares acquired by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions from another MFS fund, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur within the purchaser’s Baird household, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as "Rights of Reinstatement").

	√	√	√

D. Transactions between Share Classes and Funds

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Baird.

√

E. Retirement Plans

Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

√
F. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
G. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
H. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√
I. Payment of Baird Fees
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.		√	√
J. Rights of Accumulation

Rights of Accumulations (ROAs) which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser’s household at Baird. Eligible MFS fund family assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial adviser about such assets.

√
K. Letters of Intent
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of MFS fund family assets through Baird, over a 13-month period of time.	√

A-17

MFS Lifetime 2055 Fund

Financial Intermediary Category X

Eligible Accounts: Accounts Investing in Shares through a J.P. Morgan Securities LLC Platform or Account Maintained at an Omnibus Level by J.P. Morgan Securities LLC with the Fund

If you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC, or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Transactions between Share Classes

Shares exchanged from Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.

√

A shareholder in the fund’s Class C shares will have their shares converted by J.P. Morgan Securities LLC to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.

√
B. Retirement Plans

Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.

√
C. J.P. Morgan Securities LLC Self-Directed Investing accounts
Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.	√
D. Reinstatement Privilege
Shares purchased through rights of reinstatement.	√
Shares acquired through a right of reinstatement.		√	√
E. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).	√
F. Employees/Registered Representatives of J.P. Morgan Securities LLC
Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.	√
G. Death or Disability of Owner
Shares sold upon the death or disability of the shareholder.		√	√
H. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.		√	√
I. Benefit Responsive Waivers for Retirement Accounts
Shares purchased in connection with a return of excess contributions from an IRA account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.		√	√
J. Large Purchases
Breakpoints as described in the prospectus.	√

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MFS Lifetime 2055 Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
K. Rights of Accumulation

Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.

√
L. Letters of Intent
Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).	√

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MFS Lifetime 2055 Fund

Financial Intermediary Category XI

Eligible Accounts: Accounts Investing in Shares through a Stifel Platform or Account Maintained at an Omnibus Level by Stifel with the Fund

Shareholders purchasing or holding fund shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and CDSC, or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.

As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.

Stifel continually looks to provide its clients with the lowest cost share class available based on account type. Stifel reserves the right and you consent to the conversion of shares to the lowest cost share class available at Stifel if such share class becomes available or upon transfer of shares into an advisory program.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Front-end sales charge waivers on Class A shares available at Stifel

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund in the 7th year following the anniversary of the purchase date pursuant to Stifel’s policies and procedures. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to the conversion of Class C shares following a shorter holding period, that waiver will apply.

√
Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel.	√
Shares purchased in an Stifel fee-based advisory program (often referred to as a “wrap” program).	√
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund or other fund within the MFS fund family.	√

Shares purchased from the proceeds of redemptions within the MFS fund family provided the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e., systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel’s account maintenance fees are not eligible for rights of reinstatement.

√
Shares from rollovers into Stifel from retirement plans to IRAs.	√
Purchases of 529 Plans through a rollover from another 529 plan.	√
Purchases of 529 Plans made for reinvestment of refunded amounts.	√

Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to MFS, if applicable. Any future purchases are subject to the applicable Class A sales charge as disclosed in the applicable fund’s prospectus.

√

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

√
B. CDSC Waivers on Class A and Class C Shares
Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary.		√	√
Shares sold as part of a systematic withdrawal plan not to exceed 12% annually.		√	√
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√

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MFS Lifetime 2055 Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
Shares acquired through a right of reinstatement.		√	√
Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel.		√	√
Shares exchanged or sold in a Stifel fee-based program.		√	√
C. Rights of Accumulation (ROA)

ROA that entitles shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in the MFS fund family held by accounts within the purchaser’s household at Stifel. Ineligible assets include holdings of MFS U.S. Government Money Market Fund and Class A shares of MFS U.S. Government Cash Reserve Fund, which do not assess a front-end sales charge. Eligible assets not held at Stifel may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

√

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MFS Lifetime 2055 Fund

Financial Intermediary Category XII

Eligible Accounts: Accounts Investing in Shares through Wells Fargo Clearing Services, LLC and Wells Fargo Advisors Financial Network, LLC (collectively, "Wells Fargo Advisors")

Clients of Wells Fargo Advisors (“Clients”) purchasing fund shares through Wells Fargo Advisors are eligible for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the prospectus or SAI. In all instances, it is the Client's responsibility to inform Wells Fargo Advisors at the time of purchase of any relationship, holdings, or other facts qualifying the Client for discounts or waivers. Wells Fargo Advisors can ask for documentation supporting the qualification.

Wells Fargo Clearing Services, LLC operates a First Clearing business, but these rules are not intended to include First Clearing firms.

Contingent deferred sales charges (“CDSC”) imposed on fund redemptions will not be rebated based on future purchases.

Unless specifically described below, other front-end load waivers are not available on fund purchases through Wells Fargo Advisors.

Sales Charge Waived
Waiver Category	Class A ISC
A. Self-Directed Brokerage Accounts
WellsTrade, the firm’s online self-directed brokerage account, generally offers no-load share classes but there could be instances where a Class A share is offered without a front-end sales charge.	√
B. Wells Fargo Advisors 529 Plan

Clients purchasing or converting to Class A shares of the fund through Wells Fargo Advisors brokerage accounts are entitled to a waiver of the front-end load in the following circumstances:

• Shares purchased through a rollover from another 529 plan.

• Recontribution(s) of distributed funds are only allowed during the net asst value (“NAV”) reinstatement period as dictated by the sponsor’s specifications outlined by the plan.

Wells Fargo Advisors is not able to apply the NAV reinstatement privilege for 529 Plan account purchases placed directly with the fund. Clients wishing to utilize this privilege outside of Wells Fargo systems will need to do so directly with the Wells Fargo Advisors 529 Plan or a financial intermediary that supports this feature.

√
C. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
D. Employees/Registered Representatives of Wells Fargo Advisors

Wells Fargo Advisors employee and employee-related accounts according to Wells Fargo Advisor’s employee account linking rules. Legacy accounts and positions receiving affiliate discounts prior to the effective date will continue to receive discounts. Following the effective date, employees of Wells Fargo Advisors’ affiliate businesses will not be offered Class A shares of the funds at NAV.

√
E. Breakpoints

Clients purchasing Class A shares of the fund through Wells Fargo Advisors brokerage accounts will follow the following aggregation rules for breakpoints:

• SEP or SIMPLE IRAs will not be aggregated as a group plan. Such accounts will aggregate with the Client’s personal accounts based on Social Security Number. Previously established SEP and SIMPLE IRAs may still be aggregated as a group plan.

• Employer-sponsored retirement plan (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans) accounts will aggregate with other plan accounts under the same Tax ID and will not be aggregated with other retirement plan accounts under a different Tax ID or personal accounts. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or Keogh plans.

• Gift of shares will not be considered when determining breakpoint discounts.

√

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MFS Lifetime 2055 Fund

Appendix B – Menu and Description of Underlying Funds

The following is a list of the underlying funds in which the fund may invest at any time.

Bond Funds:
MFS Emerging Markets Debt Fund
MFS Emerging Markets Debt Local Currency Fund
MFS Global Opportunistic Bond Fund
MFS Government Securities Fund
MFS High Income Fund
MFS Inflation-Adjusted Bond Fund
MFS Limited Maturity Fund
MFS Total Return Bond Fund
Money Market Fund:
MFS Institutional Money Market Portfolio
Equity Funds (International or U.S.):
International Equity Funds:
MFS Blended Research Emerging Markets Equity Fund
MFS Blended Research International Equity Fund
MFS Emerging Markets Equity Fund
MFS International Growth Fund
MFS International Intrinsic Equity Fund[1]
MFS International New Discovery Fund
MFS Research International Fund
U.S. Equity Funds:
MFS Blended Research Core Equity Fund
MFS Blended Research Growth Equity Fund
MFS Blended Research Mid Cap Equity Fund
MFS Blended Research Small Cap Equity Fund
MFS Blended Research Value Equity Fund
MFS Growth Fund
MFS Mid Cap Growth Fund
MFS Mid Cap Value Fund
MFS New Discovery Fund
MFS New Discovery Value Fund
MFS Research Fund
MFS Value Fund
Non-Traditional Funds:
MFS Commodity Strategy Fund
MFS Global Real Estate Fund

1 Effective April 30, 2026, the name of MFS International Intrinsic Value Fund changed to MFS

International Intrinsic Equity Fund.

The following is a description of the underlying funds in which the fund may invest. Further information about each underlying fund (other than MFS Institutional Money Market Portfolio, which is only offered to certain investment companies advised by MFS), including a copy of an underlying fund's most recent prospectus, SAI, Annual and Semi-Annual Reports, financial statements, and other information, may be obtained on the fund’s Website at mfs.com, or by contacting MFSC.

Bond Funds:

MFS Emerging Markets Debt Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in debt instruments of issuers that are tied economically to emerging market countries. Emerging markets are countries determined to have emerging market economies based on factors that demonstrate the country's financial and capital markets are in the development phase, including whether a particular country has a low- to middle-income economy according to the International Bank for Reconstruction and Development (the World Bank), the country’s designation by the International Monetary Fund as an emerging market, or the country's inclusion in an emerging market index. Emerging market countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe. Debt instruments include corporate debt instruments, foreign government securities, U.S. Government securities, and other obligations to repay money borrowed.

MFS generally considers the issuer of a security or other investment to be tied economically to emerging market countries if: (i) the security or other investment is issued or guaranteed by the government of an emerging market country or any of its agencies, authorities or instrumentalities; (ii) the issuer is organized under the laws of, and maintains a principal office in, an emerging market country; (iii) the issuer has its principal securities trading market in an emerging market country; (iv) a third party has identified an emerging market country as the issuer’s “country of risk”; (v) the issuer is included in an index which is representative of emerging market countries; (vi) the issuer derives 50% or more of its total revenues from goods sold or services performed in emerging market countries; or (vii) the issuer has 50% or more of its assets in emerging market countries.

MFS may also invest the fund’s assets in debt instruments of issuers that are not tied economically to emerging market countries.

MFS may invest up to 100% of the fund’s assets in below investment grade quality debt instruments.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS allocates the fund's assets across countries primarily based on fundamental economic and financial analysis of the creditworthiness of each country and the relative values of countries' external debt, currencies, and local market debt. In selecting investments, MFS may consider economic and financial fundamentals, liquidity, duration, yield curve positioning, relative value, and other factors. Quantitative tools that systematically evaluate these and other factors may also be considered. MFS may also consider environmental, social, and governance (ESG) factors

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MFS Lifetime 2055 Fund

in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Emerging Markets Debt Local Currency Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in debt instruments of issuers that are tied economically to emerging market countries and denominated in local currencies, and derivative instruments with similar economic characteristics to these instruments. Emerging markets are countries determined to have emerging market economies based on factors that demonstrate the country's financial and capital markets are in the development phase, including whether a particular country has a low- to middle-income economy according to the International Bank for Reconstruction and Development (the World Bank), the country’s designation by the International Monetary Fund as an emerging market, or the country's inclusion in an emerging market index. Emerging market countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe. Examples of emerging market countries include, but are not limited to, Argentina, Brazil, Chile, Hungary, India, Indonesia, Mexico, Panama, the People’s Republic of China, Peru, Poland, Saudi Arabia, South Africa, South Korea, Taiwan, and Thailand. Debt instruments include foreign government securities, U.S. Government securities, inflation-adjusted debt instruments, corporate debt instruments, and other obligations to repay money borrowed.

MFS generally considers the issuer of a security or other investment to be tied economically to emerging market countries if: (i) the security or other investment is issued or guaranteed by the government of an emerging market country or any of its agencies, authorities or instrumentalities; (ii) the issuer is organized under the laws of, and maintains a principal office in, an emerging market country; (iii) the issuer has its principal securities trading market in an emerging market country; (iv) a third party has identified an emerging market country as the issuer’s “country of risk”; (v) the issuer is included in an index which is representative of emerging market countries; (vi) the issuer derives 50% or more of its total revenues from goods sold or services performed in emerging market countries; or (vii) the issuer has 50% or more of its assets in emerging market countries.

MFS may also invest the fund’s assets in debt instruments of issuers and derivative instruments that are not tied economically to emerging market countries.

MFS generally focuses on foreign government and government-related debt instruments, but may also invest the fund’s assets in corporate debt instruments.

MFS may invest up to 100% of the fund’s assets in below investment grade quality debt instruments.

MFS normally invests the fund's assets across different countries and regions, but MFS may invest a significant percentage of the fund's assets in issuers in a single country or region.

The fund is a non-diversified fund. This means that MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS allocates the fund's assets across countries primarily based on fundamental economic and financial analysis of the creditworthiness of each country and the relative values of countries' external debt, currencies, and local market debt. In selecting investments, MFS may consider economic and financial fundamentals, liquidity, duration, yield curve positioning, relative value, and other factors. Quantitative tools that systematically evaluate these and other factors may also be considered. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Global Opportunistic Bond Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in debt instruments of U.S. and foreign issuers, including emerging markets issuers. Debt instruments include U.S. Government securities, corporate debt instruments, foreign government securities, securitized instruments (including mortgage-backed securities and other asset-backed securities), and other obligations to repay money borrowed.

While MFS may invest the fund’s assets in debt instruments of any type, MFS generally focuses on debt instruments of issuers located in developed markets.

MFS generally focuses on investment grade quality debt instruments, but may also invest the fund’s assets in below investment grade quality debt instruments.

MFS normally enters into currency hedging transactions using derivatives to reduce the fund’s foreign currency exposure such that the fund is primarily exposed to the U.S. dollar.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region. MFS generally invests the fund's assets in at least three different countries and invests a percentage of the fund's net assets in securities of foreign issuers equal to at least the lesser

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MFS Lifetime 2055 Fund

of 40% or the percentage of foreign issuers in the Bloomberg Global Aggregate Index (USD Hedged) less 15%.

MFS may invest up to 35% of the fund’s assets in any industry that accounts for more than 20% of the global bond market as measured by an index determined by MFS to be an appropriate measure of the global bond market, currently the Bloomberg Global Aggregate Index (USD Hedged).

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector and regional allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Government Securities Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in U.S. Government securities. U.S. Government securities are securities issued or guaranteed by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity, including mortgage-backed securities and other types of securitized instruments issued or guaranteed by such entities. MFS may also invest the fund's assets in other debt instruments.

MFS generally invests substantially all of the fund’s assets in investment grade quality debt instruments.

MFS may purchase or sell securities for the fund on a when-issued, delayed delivery, or forward commitment basis where payment and delivery take place at a future settlement date, including mortgage-backed securities purchased or sold in the to be announced (TBA) market. When MFS sells securities for the fund on a when-issued, delayed delivery, or forward commitment basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the deliverable securities.

MFS may invest the fund’s assets in foreign securities.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS uses an active investment approach in managing the fund that combines top-down considerations and bottom-up fundamental investment analysis to make decisions about sector allocations, duration and yield curve positioning, and security selection. Top-down considerations include macroeconomic factors such as interest rates, U.S. growth and inflation trends, fiscal and monetary policies, longer-term structural shifts in the economy, regulatory trends, and tail risks (i.e., risks associated with extreme events of relatively low probability, but potentially significant market impact). Bottom-up factors considered may include an instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. For mortgage-backed securities, additional factors such as prepayment risk and mortgage pool characteristics may also be evaluated. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. In addition, market technicals are typically considered in determining sector allocations and specific security selection. Market technicals include, but are not limited to, bond supply and demand dynamics, liquidity, and trading patterns. Quantitative screening tools may also be considered in determining the fund’s portfolio positioning.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes. In addition, derivative instruments that provide investment exposure to the investments subject to the fund’s 80% policy or to one or more of the market risk factors associated with the fund’s 80% policy may be counted in meeting such policy.

MFS High Income Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in high income debt instruments. Debt instruments include corporate debt instruments, foreign government securities, floating rate loans, and other obligations to repay money borrowed. High income debt instruments are debt instruments that are below investment grade quality. Below investment grade quality debt instruments are debt instruments rated BB+ or lower by S&P or Fitch, or Ba1 or lower by Moody’s, or comparably rated by another Nationally Recognized Statistical Rating Organization ("NRSRO"). A debt instrument will be considered unrated if none of these NRSROs have assigned a rating. In cases where a rating for an individual security is not available, MFS may assign a rating to the security

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MFS Lifetime 2055 Fund

based on the methodology referenced above with respect to the issuer of such security.

MFS may invest the fund’s assets in other types of debt instruments.

MFS may invest up to 100% of the fund’s assets in below investment grade quality debt instruments.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of the issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes. In addition, derivative instruments that provide investment exposure to the investments subject to the fund's 80% policy or to one or more of the market risk factors associated with the fund's 80% policy may be counted in meeting such policy.

MFS Inflation-Adjusted Bond Fund

Investment Objective

The fund’s investment objective is to seek total return that exceeds the rate of inflation over the long-term, with an emphasis on current income, but also considering capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in inflation-adjusted debt instruments and other instruments with similar economic characteristics. Inflation-adjusted debt instruments are debt instruments whose principal and/or interest payments are adjusted for realized inflation.

MFS generally focuses the fund’s investments in inflation-adjusted debt instruments issued by the U.S. Treasury. MFS may also invest the fund’s assets in other inflation-adjusted debt instruments and non-inflation-adjusted debt instruments, including corporate debt instruments, foreign government securities, securitized instruments, and other debt instruments.

MFS generally invests substantially all of the fund’s assets in investment grade quality debt instruments.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS may invest the fund’s assets in foreign securities.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS uses an active investment approach in managing the fund that combines top-down considerations and bottom-up fundamental investment analysis to make decisions about sector allocations, duration and yield curve positioning, and security selection. Top-down considerations include macroeconomic factors such as interest rates, U.S. growth and inflation trends, fiscal and monetary policies, longer-term structural shifts in the economy, regulatory trends, and tail risks (i.e., risks associated with extreme events of relatively low probability, but potentially significant market impact). Bottom-up factors considered may include an instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. In addition, market technicals are typically considered in determining sector allocations and specific security selection. Market technicals include, but are not limited to, bond supply and demand dynamics, liquidity, and trading patterns. Quantitative screening tools may also be considered in determining the fund’s portfolio positioning.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Limited Maturity Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital preservation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in debt instruments.

The fund’s dollar-weighted average effective maturity will normally not exceed five years. In determining an instrument’s effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a call, put, pre-refunding, prepayment or redemption provision, or an adjustable coupon) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

MFS generally invests substantially all of the fund’s assets in investment grade quality debt instruments.

MFS invests the fund’s assets in U.S. securities and U.S. dollar-denominated foreign securities, which may include emerging market securities.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant

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MFS Lifetime 2055 Fund

percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of the issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, and labor practices. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

MFS Total Return Bond Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in debt instruments. Debt instruments include corporate bonds, U.S. Government securities, foreign government securities, securitized instruments (including mortgage-backed securities and other asset-backed securities), municipal instruments, and other obligations to repay money borrowed.

MFS primarily invests the fund’s assets in investment grade quality debt instruments, but may also invest the fund's assets in below investment grade quality debt instruments.

MFS may purchase or sell securities for the fund on a when-issued, delayed delivery, or forward commitment basis where payment and delivery take place at a future settlement date, including mortgage-backed securities purchased or sold in the to be announced (TBA) market. When MFS sells securities for the fund on a when-issued, delayed delivery, or forward commitment basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the deliverable securities.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of the issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, and labor practices. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes. In addition, derivative instruments that provide investment exposure to the investments subject to the fund’s 80% policy or to one or more of the market risk factors associated with the fund’s 80% policy may be counted in meeting such policy.

Money Market Fund:

MFS Institutional Money Market Portfolio

Investment Objective

The fund’s investment objective is to seek current income consistent with preservation of capital and liquidity. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets in U.S. dollar-denominated money market instruments and repurchase agreements.

The fund does not seek to maintain a stable share price. In buying and selling investments for the fund, MFS follows U.S. Securities and Exchange Commission rules for money market funds regarding credit quality, diversification, liquidity, and maturity.

The fund is only offered to certain investment companies advised by MFS.

International Equity Funds:

MFS® Blended Research® Emerging Markets Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

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Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments in issuers economically tied to emerging market countries based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the MSCI Emerging Markets Index.

MFS normally invests at least 80% of the fund’s net assets in equity securities of issuers that are tied economically to emerging market countries. Emerging markets are countries determined to have emerging market economies based on factors that demonstrate the country's financial and capital markets are in the development phase, including whether a particular country has a low- to middle-income economy according to the International Bank for Reconstruction and Development (the World Bank), the country’s designation by the International Monetary Fund as an emerging market, or the country's inclusion in an emerging market index. Emerging market countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe. Examples of emerging market countries include, but are not limited to, Argentina, Brazil, Chile, Hungary, India, Indonesia, Mexico, Panama, the People’s Republic of China, Peru, Poland, Saudi Arabia, South Africa, South Korea, Taiwan, and Thailand. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS generally considers the issuer of a security or other investment to be tied economically to emerging market countries if: (i) the security or other investment is issued or guaranteed by the government of an emerging market country or any of its agencies, authorities or instrumentalities; (ii) the issuer is organized under the laws of, and maintains a principal office in, an emerging market country; (iii) the issuer has its principal securities trading market in an emerging market country; (iv) a third party has identified an emerging market country as the issuer’s “country of risk”; (v) the issuer is included in an index which is representative of emerging market countries; (vi) the issuer derives 50% or more of its total revenues from goods sold or services performed in emerging market countries; or (vii) the issuer has 50% or more of its assets in emerging market countries.

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers’ qualitative assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 2% compared to the MSCI Emerging Markets Index. Tracking error generally measures how the differences between the fund's returns and the MSCI Emerging Markets Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to the applicable index. Third-party quantitative risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS® Blended Research® International Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the MSCI All Country World (ex-US) Index.

MFS normally invests at least 80% of the fund’s net assets in equity securities. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS normally invests the fund’s assets primarily in foreign securities, including emerging market securities.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

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MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers' qualitative assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 2% compared to the MSCI All Country World (ex-US) Index. Tracking error generally measures how the differences between the fund's returns and the MSCI All Country World (ex-US) Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to the applicable index. Third-party quantitative risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Emerging Markets Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in equity securities of issuers that are tied economically to emerging market countries. Emerging markets are countries determined to have emerging market economies based on factors that demonstrate the country's financial and capital markets are in the development phase, including whether a particular country has a low- to middle-income economy according to the International Bank for Reconstruction and Development (the World Bank), the country’s designation by the International Monetary Fund as an emerging market, or the country's inclusion in an emerging market index. Emerging market countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS generally considers the issuer of a security or other investment to be tied economically to emerging market countries if: (i) the security or other investment is issued or guaranteed by the government of an emerging market country or any of its agencies, authorities or instrumentalities; (ii) the issuer is organized under the laws of, and maintains a principal office in, an emerging market country; (iii) the issuer has its principal securities trading market in an emerging market country; (iv) a third party has identified an emerging market country as the issuer’s “country of risk”; (v) the issuer is included in an index which is representative of emerging market countries; (vi) the issuer derives 50% or more of its total revenues from goods sold or services performed in emerging market countries; or (vii) the issuer has 50% or more of its assets in emerging market countries.

MFS may also invest the fund’s assets in equity securities of issuers that are not tied economically to emerging market countries.

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS International Growth Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in growth companies. Growth companies are companies that MFS believes have above average earnings growth potential compared to other companies. MFS considers a number of factors when determining a company’s growth potential, including whether (i) the issuer is included in an index that is representative of growth companies; (ii) the issuer is classified as a growth company by an

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independent third party financial data provider; and/or (iii) the issuer exhibits the characteristics of a growth company, considering metrics such as historical and/or projected growth rates relative to the applicable equity market. Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS International Intrinsic Equity Fund

(Formerly, MFS International Intrinsic Value Fund)

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 80% of the fund’s net assets in equity securities. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies. In managing the fund, MFS assesses the intrinsic valuation of issuers by considering the full context of how a company's cash flows are generated. MFS focuses on companies it believes have conservative balance sheets, sustainable competitive advantages, high returns on capital, and/or the ability to weather economic downturns, among other factors. Many of the factors considered by MFS in assessing issuers are qualitative in nature and require subjective judgment and interpretation.

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease currency exposure.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS International New Discovery Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with small to medium capitalizations.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may

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include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS Research International Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in securities of companies of any size.

In conjunction with a team of investment research analysts, sector leaders select investments for the fund. MFS generally manages the fund to be sector neutral to the MSCI EAFE (Europe, Australasia, Far East) Index using MFS' custom industry and sector categories to classify the fund and the MSCI EAFE (Europe, Australasia, Far East) Index's holdings.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

U.S. Equity Funds:

MFS® Blended Research® Core Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the Standard & Poor's 500 Stock Index.

MFS normally invests at least 80% of the fund’s net assets in equity securities. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers’ qualitative assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 2% compared to the Standard & Poor's 500 Stock Index. Tracking error generally measures how the differences between the fund's returns and the Standard & Poor's 500 Stock Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to the applicable index. Third-party quantitative

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risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS® Blended Research® Growth Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the Russell 1000® Growth Index, which represents the fund's investment universe.

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 80% of the fund’s net assets in equity securities of growth companies. Growth companies are companies that MFS believes have above average earnings growth potential compared to other companies. MFS considers a number of factors when determining a company’s growth potential, including whether (i) the issuer is included in an index that is representative of growth companies; (ii) the issuer is classified as a growth company by an independent third party financial data provider; and/or (iii) the issuer exhibits the characteristics of a growth company, considering metrics such as historical and/or projected growth rates relative to the applicable equity market. Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

The fund is a non-diversified fund. This means that MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers' qualitative assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 2% compared to the Russell 1000® Growth Index. Tracking error generally measures how the differences between the fund's returns and the Russell 1000® Growth Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to an index that represents the fund's investment universe. Third-party quantitative risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS® Blended Research® Mid Cap Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the Russell Midcap® Index, which represents the fund's investment universe.

MFS normally invests at least 80% of the fund’s net assets in equity securities of issuers with medium market capitalizations. MFS defines medium market capitalization companies as issuers that (i) have market capitalizations within the capitalization range of the Russell Midcap® Index over the past 12 months based on the current composition of the index and/or are (ii) classified as a medium capitalization company by an independent third party financial data provider. The market capitalization range of companies considered to have medium capitalizations based on the above criteria will change over time depending on market conditions. For illustrative purposes, as of December 31, 2025, the range of the market capitalizations of the issuers in the Russell Midcap® Index was between approximately $1.3 billion and $101.9 billion, and the fund’s average weighted market capitalization as of that date was $24.5 billion. Equity securities include common stocks, depositary receipts, equity interests in real estate investment trusts (REITs), and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the

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stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers' qualitative assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 3% compared to the Russell Midcap® Index. Tracking error generally measures how the differences between the fund's returns and the Russell Midcap® Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to an index that represents the fund's investment universe. Third-party quantitative risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS® Blended Research® Small Cap Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the Russell 2000® Index, which represents the fund's investment universe.

MFS normally invests at least 80% of the fund’s net assets in equity securities of issuers with small market capitalizations. MFS defines small market capitalization companies as issuers that (i) have market capitalizations within the capitalization range of the Russell 2000® Index over the past 12 months based on the current composition of the index and/or are (ii) classified as a small capitalization company by an independent third party financial data provider. The maximum market capitalization of companies considered to have small capitalizations based on the above criteria will change over time depending on market conditions. For illustrative purposes, as of December 31, 2025, the range of the market capitalizations of the issuers in the Russell 2000® Index was between approximately $5.0 million and $31.3 billion, and the fund’s average weighted market capitalization as of that date was $5.2 billion. Equity securities include common stocks, depositary receipts, equity interests in real estate investment trusts (REITs), and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers' qualitative

B-11

MFS Lifetime 2055 Fund

assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 3% compared to the Russell 2000® Index. Tracking error generally measures how the differences between the fund's returns and the Russell 2000® Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to an index that represents the fund's investment universe. Third-party quantitative risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS® Blended Research® Value Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the Russell 1000® Value Index, which represents the fund's investment universe.

MFS normally invests at least 80% of the fund’s net assets in equity securities of value companies. Value companies are companies that MFS believes are undervalued compared to their perceived worth in the marketplace. MFS considers a number of factors when determining whether a company is undervalued, including whether (i) the issuer is included in an index which is representative of value companies; (ii) the issuer is classified as a value company by an independent third party financial data provider and/or (iii) the issuer exhibits the characteristics of a value company, considering metrics such as such as price-to-book ratio, price-to-earnings ratio, and dividend yield relative to the applicable equity market. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. Equity securities include common stocks, depositary receipts, equity interests in real estate investment trusts (REITs), and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers’ qualitative assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 2% compared to the Russell 1000® Value Index. Tracking error generally measures how the differences between the fund's returns and the Russell 1000® Value Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to an index that represents the fund's investment universe. Third-party quantitative risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Growth Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in growth companies. Growth companies are companies that MFS believes have above average potential with respect to the rate and duration of earnings growth compared to other companies. MFS considers a number of factors when determining a company’s growth potential, including whether (i) the issuer is included in an index that is representative of growth companies; (ii) the issuer is classified as a growth company by an independent third party financial data provider; and/or (iii) the issuer exhibits the characteristics of a growth company, considering metrics such as historical and/or projected growth rates relative to the applicable equity market. Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

MFS normally invests the fund’s assets primarily in equity securities.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

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MFS Lifetime 2055 Fund

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

The fund is a non-diversified fund. This means that MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Mid Cap Growth Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in growth companies with medium market capitalizations. MFS defines medium market capitalization companies as issuers that (i) have market capitalizations within the capitalization range of the Russell Midcap® Index over the past 12 months based on the current composition of the index and/or are (ii) classified as a medium capitalization company by an independent third party financial data provider. The market capitalization range of companies considered to have medium capitalizations based on the above criteria will change over time depending on market conditions. For illustrative purposes, as of November 30, 2025, the range of the market capitalizations of the issuers in the Russell Midcap® Index was between approximately $956.3 million and $115.7 billion, and the fund’s average weighted market capitalization as of that date was $39.3 billion. Growth companies are companies that MFS believes have above average potential with respect to the rate and duration of earnings growth compared to other companies. MFS considers a number of factors when determining a company’s growth potential, including whether (i) the issuer is included in an index that is representative of growth companies; (ii) the issuer is classified as a growth company by an independent third party; and/or (iii) the issuer exhibits the characteristics of a growth company, considering metrics such as historical and/or projected growth rates relative to the applicable equity market. Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

MFS normally invests the fund’s assets primarily in equity securities.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Mid Cap Value Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in value companies with medium market capitalizations.

MFS defines medium market capitalization companies as issuers that (i) have market capitalizations within the capitalization range of the Russell Midcap® Index over the past 12 months based on the current composition of the index and/or are (ii) classified as a medium capitalization company by an independent third party financial data provider. The market capitalization range of companies considered to have medium capitalizations based on the above criteria will change over time depending on market conditions. For illustrative purposes, as of December 31, 2025, the range of the market capitalizations of the issuers in the Russell Midcap® Index was between approximately $1.3 billion and $101.9 billion, and the fund’s average weighted market capitalization as of that date was $24.4 billion.

Value companies are companies that MFS believes are undervalued compared to their perceived worth in the marketplace. MFS considers a number of factors when determining whether a company is undervalued, including whether (i) the issuer is included in an index which is representative of value companies; (ii) the issuer is classified as a value company by an independent third party financial data provider and/or (iii) the issuer exhibits the characteristics of a value company, considering metrics such as such as price-to-book ratio, price-to-earnings ratio, and dividend yield relative to the applicable equity market. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

MFS normally invests the fund’s assets primarily in equity securities.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

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MFS Lifetime 2055 Fund

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS New Discovery Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with small capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS New Discovery Value Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in value companies. Value companies are companies that MFS believes are undervalued compared to their perceived worth in the marketplace. MFS considers a number of factors when determining whether a company is undervalued, including whether (i) the issuer is included in an index which is representative of value companies; (ii) the issuer is classified as a value company by an independent third party financial data provider and/or (iii) the issuer exhibits the characteristics of a value company, considering metrics such as historical and/or projected price-to-book, price-to-earnings, and price-to-cash flow ratios, enterprise value (the total value of the issuer’s outstanding equity and debt) relative to earnings, and free cash flow yield compared to the applicable equity market and/or to issuers in the same sector or industry. In assessing the relative value of an issuer, MFS may also consider measures of financial quality, such as indicators of profitability (i.e., return on equity and return on invested capital), balance sheet strength (including leverage and interest coverage ratios), and capital allocation discipline. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

MFS normally invests the fund’s assets primarily in equity securities.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with small capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Research Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

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MFS Lifetime 2055 Fund

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in equity securities.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

In conjunction with a team of investment research analysts, sector leaders select investments for the fund. MFS generally manages the fund to be sector neutral to the Standard & Poor's 500 Stock Index using MFS' custom industry and sector categories to classify the fund and the Standard & Poor's 500 Stock Index's holdings.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS Value Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in value companies. Value companies are companies that MFS believes are undervalued compared to their perceived worth in the marketplace. MFS considers a number of factors when determining whether a company is undervalued, including whether (i) the issuer is included in an index which is representative of value companies; (ii) the issuer is classified as a value company by an independent third party and/or (iii) the issuer exhibits the characteristics of a value company, considering metrics such as such as price-to-book ratio, price-to-earnings ratio, and dividend yield relative to the applicable equity market. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

MFS normally invests the fund’s assets primarily in equity securities.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

Non-Traditional Funds:

MFS Commodity Strategy Fund

Investment Objective

The fund’s investment objective is to seek total return. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund’s objective by providing exposure to the commodities markets through investing in commodity-linked derivatives rather than investing directly in commodities. Commodities are economic goods that are typically the product of agriculture, mining, or primary industrial processes. Commodities include, but are not limited to, grains, beef, oil, natural gas, grains, beef, and industrial and precious metals.

MFS expects to gain exposure to the commodities markets by investing in MFS Commodity Strategy Portfolio. MFS Commodity Strategy Portfolio gains exposure to the commodities markets by investing in commodity-linked derivatives such as commodity-linked futures, options, and/or swaps. MFS may invest up to 25% of the fund's assets (at the time of purchase) in MFS Commodity Strategy Portfolio.

MFS Commodity Strategy Portfolio's investments in commodity-linked derivatives are leveraged (i.e., involves investment exposure greater than the amount of the investment). MFS expects the fund's exposure to the commodities markets to be approximately equivalent to investing all of the fund's investments in commodity-linked derivatives on an unleveraged basis.

MFS allocates MFS Commodity Strategy Portfolio's investments in commodity-linked derivatives primarily based on its proprietary quantitative models. Factors considered by the quantitative models may include valuation, momentum, and economic and behavioral data. MFS may also consider current market conditions, its qualitative assessment of the risk/return characteristics of commodities and commodity sectors, and other factors in structuring MFS Commodity Strategy Portfolio's portfolio.

B-15

MFS Lifetime 2055 Fund

MFS normally allocates the MFS Commodity Strategy Portfolio's commodity exposure across different commodities and commodity sectors, but MFS may expose a significant percentage of the MFS Commodity Strategy Portfolio's assets to a particular commodity or commodity sector or a limited number of commodities or commodity sectors.

MFS generally invests substantially all of the fund's assets not invested in MFS Commodity Strategy Portfolio in U.S. and foreign debt instruments. In addition, MFS Commodity Strategy Portfolio may also invest in U.S. and foreign debt instruments. Of the fund’s direct and indirect investments in debt instruments, MFS generally invests substantially all of these investments in investment grade quality debt instruments.

MFS normally invests the fund's direct and indirect investments in debt instruments across different countries and regions, but MFS may invest a significant percentage of the fund's assets in issuers in a single country or region.

In addition to the commodity-linked derivatives used by MFS Commodity Strategy Portfolio as described above, MFS may use other types of derivatives for any investment purpose in managing the fund and/or MFS Commodity Strategy Portfolio. To the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, and swaps.

Some portion of the fund's and MFS Commodity Strategy Portfolio's assets may be held in cash and/or debt instruments due to collateral requirements for the fund's and MFS Commodity Strategy Portfolio's investments in derivatives.

MFS uses an active bottom-up investment approach to buying and selling debt investments for the fund. Debt investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered.

MFS Global Real Estate Fund

Investment Objective

The fund’s investment objective is to seek total return. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in U.S. and foreign real estate-related investments. Real estate-related investments are issuers that are principally engaged in real estate activities and/or providing products and services related to the real estate sector, including (i) real estate investment trusts (REITs); (ii) issuers similar to REITs formed under the laws of non-U.S. countries; (iii) issuers included in an index that is representative of real estate-related investments; (iv) issuers that a third party has given the issuer an industry or sector classification consistent with real estate-related activities; and (v) other issuers that earn at least 50% of their gross revenues or net profits from real estate activities or from products or services related to the real estate sector. Real estate activities include owning, developing, managing, or acting as a broker for real estate. Examples of real estate products or services include building supplies and mortgage servicing.

MFS normally invests the fund’s assets primarily in equity securities.

MFS generally focuses the fund’s investments in equity REITs as well as similar entities formed under the laws of non-U.S. countries, but may also invest the fund’s assets in mortgage REITs, hybrid REITs and other U.S. and foreign real estate-related investments, including emerging market real estate-related investments.

MFS may invest the fund’s assets in real estate-related investments of any size. However, issuers of real estate-related investments tend to have small-to-medium market capitalizations.

MFS normally allocates the fund’s investments across different REIT managers and property types, such as apartments, retail properties, office buildings, hotels, industrial properties, health care facilities, storage facilities, manufactured housing and special use facilities, but may from time to time focus the fund’s investments in any one or a few of these areas.

MFS normally invests the fund's assets across different countries and regions, but MFS may invest a significant percentage of the fund's assets in issuers in a single country or region.

MFS generally invests the fund's assets in at least three different countries and invests a percentage of the fund's net assets in securities of foreign issuers equal to at least the lesser of 40% or the percentage of foreign issuers in the FTSE EPRA Nareit Developed Real Estate Index less 15%.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered in selecting investments for the fund may include an issuer's management ability, cash flows, price/funds from operations ratio, dividend yield and payment history, price/net asset value ratio, market price, and the ability of an issuer to grow from operations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, an issuer's governance structure and practices, social issues such as diversity and labor practices, and environmental issues such as physical and transition risks related to changes in climate.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

B-16

MFS Lifetime 2055 Fund

MFS Lifetime 2055 Fund

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 111 Huntington Avenue, Boston, MA 02199, Attention: Fund Secretary. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate, and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS Lifetime 2055 Fund, the following documents are available free upon request:

Annual/Semiannual Reports and Form N-CSR Filings. The fund’s annual and semiannual shareholder reports and Form N-CSR contain information about the fund’s actual investments. Annual shareholder reports discuss the effect of recent market conditions and investment strategies on the fund’s performance during its last fiscal year. Form N-CSR includes the fund’s annual and semiannual financial statements.

Statement of Additional Information (SAI). The SAI, dated August 28, 2026, as may be amended or supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the SAI, annual/semiannual shareholder reports, fund financial statements, and other information about the fund, including current net asset values per share, and make inquiries about the fund, by contacting:

Internet: mfs.com

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

Telephone: 1-800-225-2606

Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

The fund’s Investment Company Act file number is 811-21780.

HOW TO CONTACT US

Website mfs.com MFS TALK 1-800-637-8255 24 hours a day	Account service and literature Shareholders 1-800-225-2606 Investment professionals 1-800-343-2829 Retirement plan services 1-800-637-1255	Mailing address MFS Service Center, Inc. P.O. Box 219341 Kansas City, MO 64121-9341 Overnight mail MFS Service Center, Inc. Suite 219341 801 Pennsylvania Avenue Kansas City, MO 64105-1307

August 28, 2026

PROSPECTUS

MFS® Lifetime® 2060 Fund

The investment objective of the fund is to seek a high level of total return consistent with its asset allocation until the approximate retirement year in the fund's name; thereafter, the fund will seek total return through a combination of current income and capital appreciation. The asset allocation of the fund will change over time.

CLASS	TICKER SYMBOL
Class A	MFJAX
Class B	MFJBX
Class C	MFJCX
Class I	MFJIX
Class R1	MFJEX
Class R2	MFJGX
Class R3	MFJTX
Class R4	MFJUX
Class R6	MFJKX

The U.S. Securities and Exchange Commission (the SEC) has not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

ML6-PRO-082826

MFS Lifetime 2060 Fund

Summary of Key Information

Investment Objective

The fund’s investment objective is to seek a high level of total return consistent with its asset allocation until the approximate retirement year in the fund's name; thereafter, the fund will seek total return through a combination of current income and capital appreciation. The asset allocation of the fund will change over time.

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below. Expenses for Class B and for Class R1 shares have been adjusted to reflect the full impact of the distribution fee.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 16 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):
Share Class	A	B	C	I	R1	R2	R3	R4	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%#	4.00%	1.00%	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Share Class	A	B	C	I	R1	R2	R3	R4	R6
Management Fee	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None	1.00%	0.50%	0.25%	None	None
Other Expenses	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.13%
Acquired (Underlying) Fund Fees and Expenses	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%
Total Annual Fund Operating Expenses	1.07%	1.82%	1.82%	0.82%	1.82%	1.32%	1.07%	0.82%	0.67%
Fee Reductions, Expense Reimbursements and/or MFS Payments[1]	(0.28)%	(0.28)%	(0.28)%	(0.28)%	(0.28)%	(0.28)%	(0.28)%	(0.28)%	(0.27)%
Total Annual Fund Operating Expenses After Fee Reductions, Expense Reimbursements and/or MFS Payments	0.79%	1.54%	1.54%	0.54%	1.54%	1.04%	0.79%	0.54%	0.40%

# This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

1 Massachusetts Financial Services Company (MFS) has agreed in writing to bear the fund's expenses, excluding management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, investment-related expenses, and fees and expenses associated with investments in investment companies and other similar investment vehicles, or make payment to the fund, such that "Other Expenses" do not exceed 0.00% of the class' average daily net assets annually for each of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 shares, and (0.14)% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2027.

2

MFS Lifetime 2060 Fund

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$651	$870	$1,106	$1,782
Class B Shares assuming[1]
redemption at end of period	$557	$845	$1,159	$1,917
no redemption at end of period	$157	$545	$959	$1,917
Class C Shares assuming[1]
redemption at end of period	$257	$545	$959	$1,917
no redemption at end of period	$157	$545	$959	$1,917
Class I Shares	$55	$234	$428	$988
Class R1 Shares	$157	$545	$959	$2,114
Class R2 Shares	$106	$391	$697	$1,566
Class R3 Shares	$81	$313	$563	$1,280
Class R4 Shares	$55	$234	$428	$988
Class R6 Shares	$41	$187	$346	$809

1 Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies

The fund is designed to provide diversification among different asset classes for investors with the approximate retirement year in the fund's name. MFS (Massachusetts Financial Services Company, the fund's investment adviser) invests substantially all of the fund's assets in other MFS mutual funds, referred to as underlying funds.

MFS selects the asset class allocations based on a strategic asset allocation process that takes into account a variety of factors, including historical risk and performance, projected performance, and other factors. MFS’ analyses of projected performance are primarily based on quantitative models using various inputs such as valuation metrics, growth rates, profitability, yields, and inflation. MFS may also consider current market conditions, its qualitative assessment of the risk/return characteristics of asset classes, and other factors in determining these allocations.

MFS employs the strategic asset allocation process described above to determine the amount of the fund's assets invested in (1) underlying funds that invest primarily in equity securities (“Equity Funds”) and underlying funds that provide exposure to less traditional asset classes, currently real estate and commodities (“Non-Traditional Funds”) and (2) underlying funds that invest primarily in debt instruments (“Bond Funds”) and an underlying fund that invests in cash and/or cash equivalents (“Money Market Fund”).

MFS selects the underlying funds within each asset class based on underlying fund classifications, historical risk, historical and projected performance of the represented asset classes, as well as other factors.

Within the Equity Fund allocation, MFS seeks to diversify by geography (by including domestic and international underlying funds, including emerging market underlying funds), in terms of market capitalization (by including large, mid, and small capitalization underlying funds) and by style (by including both growth and value underlying funds). A portion of the fund’s assets is also allocated to Non-Traditional Funds (i.e., asset classes less correlated to the overall equity and debt markets), which MFS believes provides further diversification benefits.

Within the Bond Fund allocation, MFS includes underlying funds with varying degrees of geographic (potentially including emerging market), interest rate and credit exposure, including exposure to below investment grade quality debt instruments. A portion of the fund’s assets may also be allocated to the Money Market Fund.

MFS normally invests the underlying funds’ assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the underlying funds' assets in issuers in a single industry, sector, country, or region.

As of August 1, 2026, the fund’s approximate long-term strategic allocation among asset classes was:

Equity Funds and Non-Traditional Funds	95%
Bond Funds and Money Market Fund	5%

All percentages are rounded to the nearest percent.

MFS may deviate from the long-term strategic allocations set forth above; however, any deviation from the long-term strategic allocation is not expected to be greater than plus or minus 10% under normal market conditions. At no time, however, will the fund's investments in Equity Funds and Non-Traditional Funds exceed 99%. Additionally, the fund’s allocation to Non-Traditional Funds will not typically exceed 20% of the fund’s assets.

As of August 1, 2026, the fund’s approximate strategic allocation among asset classes was:

Equity Funds and Non-Traditional Funds	94.8%
U.S. Equity Funds	55.5%
International Equity Funds	28.5%
Non-Traditional Funds	10.8%
Bond Funds and Money Market Fund	5.3%
Bond Funds	5.0%
Money Market Fund	0.3%

All percentages are rounded to the nearest tenth of a percent. As a result, the sum of the asset class allocations presented in the table may not total 100%.

The asset class allocations for the fund, as well as the underlying funds and their weightings, are based on an allocation strategy designed for investors with the approximate retirement year in the fund’s name. Investors should also consider their age, personal circumstances, risk tolerance, and overall investment strategy and

3

MFS Lifetime 2060 Fund

allocation. The asset allocation strategy will become increasingly conservative over time, shifting more weight from Equity Funds and Non-Traditional Funds to Bond Funds and the Money Market Fund.

Upon reaching its stated target year, the fund’s allocation strategy will be aligned with the allocation strategy of MFS Lifetime Income Fund. It is expected that the fund will be combined with MFS Lifetime Income Fund within five years of the date that its asset allocation strategy matches the asset allocation strategy of MFS Lifetime Income Fund. MFS Lifetime Income Fund is designed for investors who intend to withdraw assets over an extended period of time or who want an investment with an asset allocation mix similar to MFS Lifetime Income Fund's long-term strategic asset allocation. The chart below illustrates how the asset allocation strategy of the fund will change over time.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund, including near or after the target year. There is no guarantee that the fund will provide income at or through retirement. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Allocation Risk: MFS' assessment of the risk/return potential of asset classes and underlying funds, and the resulting allocation among asset classes and underlying funds, may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Underlying Funds Risk: MFS' strategy of investing in underlying funds exposes the fund to the risks of the underlying funds. Each underlying fund pursues its own investment objective and strategies and may not achieve its objective. In addition to the fees and expenses the fund bears directly, shareholders of the fund will indirectly bear the fees and expenses of the underlying funds.

Investment Selection Risk: MFS' investment analysis, including its assessment of the intrinsic valuation of issuers, its development and use of quantitative models, and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. The quantitative models used by MFS (both proprietary and third-party) may not produce the intended results for a variety of reasons, including the factors used in the models, the weight placed on each factor in the models, changes from the market factors' historical trends, changing sources of market return or market risk, and technical issues in the design, development, implementation, application, and maintenance of the models (e.g., incomplete, stale, or inaccurate data, human error, programming or other software issues, coding errors, and technology failures).

Equity Market Risk/Company Risk: Equity markets are volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general. Certain events can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market. The value of an investment held by the fund may decline due to factors directly related to the issuer.

Growth Company Risk: The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Value Company Risk: The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

Debt Market Risk: Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets or the debt markets generally. Certain events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or segment of a debt market.

Interest Rate Risk: In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities or durations, or that do not pay current interest.

Credit Risk: The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in, or perceptions of, the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. Debt instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could negatively affect the market value and liquidity of a debt instrument.

Below investment grade quality debt instruments (commonly referred to as “high yield securities” or “junk bonds”) can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the

4

MFS Lifetime 2060 Fund

issuer, or the market or economy in general, than higher quality debt instruments.

Prepayment/Extension Risk: Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Inflation-Adjusted Debt Instruments Risk: Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. In addition, inflation-adjusted debt instruments may lose value in the event the actual rate of inflation is different than the rate of the applicable inflation index. If inflation is negative, principal and income can both decline.

Focus Risk: Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions, and the fund's performance will be affected by the conditions in the industries, sectors, countries, and regions to which the fund is exposed. Furthermore, investments in particular industries, sectors, countries, or regions may be more volatile than the broader market as a whole.

Foreign Risk: Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These factors can make foreign investments, especially those tied economically to emerging markets or countries subject to sanctions or the threat of new or modified sanctions, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Emerging Markets Risk: Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.

Currency Risk: The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, and changes in currency exchange rates impact the financial condition of companies or other issuers and may change the value in U.S. dollars of investments denominated in foreign currencies.

Real Estate-Related Investment Risk: The risks of investing in real estate-related securities include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the real estate investment trust (REIT) manager; and other factors. The securities of smaller real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.

Commodity-Related Investments Risk: The value of commodity-related investments may be more volatile than the value of equity securities or debt instruments and may be affected by factors such as changes in overall market movements, commodity index volatility, changes in interest rates, currency fluctuations, geopolitical events, or factors affecting a particular industry or commodity. The price of a commodity-related investment may be affected by demand/supply imbalances in the market for the commodity.

When-Issued, Delayed Delivery, and Forward Commitment Transaction Risk: The purchaser in a when-issued, delayed delivery or forward commitment transaction assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued or delivered as anticipated. When-issued, delayed delivery, and forward commitment transactions can involve leverage. To be announced (TBA) transactions may significantly increase the fund's portfolio turnover rate.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Derivatives can involve leverage.

Leveraging Risk: Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk: Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Liquidity Risk: It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. Purchases of a large number of shares may adversely affect the fund's performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Class A Bar Chart. The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

5

MFS Lifetime 2060 Fund

The total return for the six-month period ended June 30, 2026, was 11.09%. During the period(s) shown in the bar chart, the highest quarterly return was 18.07% (for the calendar quarter ended June 30, 2020) and the lowest quarterly return was (21.23)% (for the calendar quarter ended March 31, 2020).

Performance Table.

Average Annual Total Returns

(For the Periods Ended December 31, 2025)

Share Class	1 YEAR	5 YEARS	LIFE (INCEPTION 12-6-2016)
Returns Before Taxes
B Shares	11.89%	8.18%	9.85%
C Shares	14.00%	8.19%	9.81%
I Shares	16.13%	9.28%	10.81%
R1 Shares	15.89%	8.74%	10.01%
R2 Shares	15.53%	8.73%	10.25%
R3 Shares	15.86%	9.01%	10.53%
R4 Shares	16.11%	9.26%	10.79%
R6 Shares	16.31%	9.44%	10.94%
A Shares	9.16%	7.72%	9.80%
Returns After Taxes on Distributions
A Shares	7.39%	6.25%	8.58%
Returns After Taxes on Distributions and Sale of Fund Shares
A Shares	6.27%	5.62%	7.56%
Index Comparisons (Reflects no deduction for fees, expenses, or taxes)
Standard & Poor's 500 Stock Index	17.88%	14.42%	15.22%
MFS Lifetime 2060 Fund Blended Index	20.56%	11.51%	11.91%

As of December 31, 2025, the MFS Lifetime 2060 Fund Blended Index (the Blended Index) consisted of the following indices and weightings: 57% Standard & Poor's 500 Stock Index; 28% MSCI EAFE Index (net div); 5% Bloomberg U.S. Aggregate Bond Index; 5% Bloomberg Commodity Index; and 5% FTSE EPRA Nareit Developed Real Estate Index (net div). The components and weightings of the Blended Index may have differed during the periods and may differ in the future. The weightings of the Blended Index are designed to change systematically on a preset schedule and will differ over time.

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Benjamin Nastou	2023	Investment Officer and Chief Investment Officer-Quantitative Solutions of MFS
Natalie Shapiro	2018	Investment Officer of MFS
Erich Shigley	2023	Investment Officer of MFS

Purchase and Sale of Fund Shares

You may purchase and redeem shares of the fund each day the New York Stock Exchange (the NYSE) is open for trading. You may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or through MFS Service Center, Inc. (MFSC) by overnight mail (MFSC, Suite 219341, 801 Pennsylvania Avenue, Kansas City, MO 64105-1307), by mail ([Fund Name], P.O. Box 219341, Kansas City, MO 64121-9341), by telephone (1-800-225-2606), or via the Internet at mfs.com (MFS Access).

The fund’s initial and subsequent investment minimums generally are as follows:

Class	Initial Minimum	Subsequent Minimum
Class A, Class B, Class C	None – automatic investment plans and certain asset-based fee programs $25 – employer-sponsored retirement plans $250 – Traditional and Roth IRAs $1,000 – other accounts	$50 – by check and non-systematic written exchange request, and via MFSC telephone representatives None – other purchases
Class I, Class R1, Class R2, Class R3, Class R4, Class R6	None	None

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Purchases of Class R1 and Class R2 shares are closed to new eligible investors. Existing eligible investors can make additional purchases and reinvest distributions in Class R1 and Class R2 shares in any account open. Existing eligible investors may also exchange their Class R1 and Class R2 shares for the same share class of another MFS fund, open new Class R1 and Class R2 share accounts in other MFS funds, or transfer some or all of the shares in

6

MFS Lifetime 2060 Fund

their account to another account and such account will be treated as an open account. Subject to the approval of the fund’s Board of Trustees, the fund may in the future (i) close purchases of Class R1 and/or Class R2 shares to existing eligible investors; (ii) terminate and liquidate Class R1 and/or Class R2 shares; or (iii) convert Class R1 and/or Class R2 shares to another share class of the fund. Such actions may be undertaken without shareholder approval, but the fund expects to provide shareholders with at least 60 days’ notice before taking any such action.

Taxes

If your shares are held in a taxable account, the fund’s distributions will be taxed to you as ordinary income and/or capital gains. However, if your shares are held in a tax-advantaged account, you will generally be taxed only upon withdrawals from the account unless such an account allows for tax-free withdrawals.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker/dealer or other financial intermediary (such as a bank), the fund, MFS, and/or MFS’ affiliates may pay the financial intermediary for the sale of shares of the fund and/or the servicing of shareholder accounts. These payments may create a conflict of interest by influencing your broker/dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek a high level of total return consistent with its asset allocation until the approximate retirement year in the fund's name; thereafter, the fund will seek total return through a combination of current income and capital appreciation. The asset allocation of the fund will change over time. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

The fund is designed to provide diversification among different asset classes for investors with the approximate retirement year in the fund's name. MFS invests substantially all of the fund's assets in other MFS mutual funds, referred to as underlying funds.

MFS selects the asset class allocations based on a strategic asset allocation process that takes into account a variety of factors, including historical risk and performance, projected performance, and other factors. MFS’ analyses of projected performance are primarily based on quantitative models using various inputs such as valuation metrics, growth rates, profitability, yields, and inflation. MFS may also consider current market conditions, its qualitative assessment of the risk/return characteristics of asset classes, and other factors in determining these allocations.

MFS employs the strategic asset allocation process described above to determine the amount of the fund's assets invested in (1) underlying funds that invest primarily in equity securities (“Equity Funds”) and underlying funds that provide exposure to less traditional asset classes, currently real estate and commodities (“Non-Traditional Funds”) and (2) underlying funds that invest primarily in debt instruments (“Bond Funds”) and an underlying fund that invests in cash and/or cash equivalents (“Money Market Fund”). The asset class allocations provide an initial layer of diversification for the fund.

As of August 1, 2026, the fund’s approximate long-term strategic allocation among asset classes was:

Equity Funds and Non-Traditional Funds	95%
Bond Funds and Money Market Fund	5%

All percentages are rounded to the nearest percent.

MFS may deviate from the long-term strategic allocations set forth above; however, any deviation from the long-term strategic allocation is not expected to be greater than plus or minus 10% under normal market conditions. At no time, however, will the fund's investments in Equity Funds and Non-Traditional Funds exceed 99%. Additionally, the fund’s allocation to Non-Traditional Funds will not typically exceed 20% of the fund’s assets.

As of August 1, 2026, the fund’s approximate strategic allocation among asset classes was:

Equity Funds and Non-Traditional Funds	94.8%
U.S. Equity Funds	55.5%
International Equity Funds	28.5%
Non-Traditional Funds	10.8%
Bond Funds and Money Market Fund	5.3%
Bond Funds	5.0%
Money Market Fund	0.3%

All percentages are rounded to the nearest tenth of a percent. As a result, the sum of the asset class allocations presented in the table may not total 100%.

MFS selects the underlying funds within each asset class based on underlying fund classifications, historical risk, historical and projected performance of the represented asset classes, as well as other factors. The selection process provides a second layer of diversification within the asset class allocations.

Within the Equity Fund allocation, MFS seeks to diversify by geography (by including domestic and international underlying funds, including emerging market underlying funds), in terms of market capitalization (by including large, mid, and small capitalization underlying funds) and by style (by including both growth and value underlying funds). A portion of the fund’s assets is also allocated to Non-Traditional Funds (i.e., asset classes less correlated to the overall equity and debt markets), which MFS believes provides further diversification benefits.

Within the Bond Fund allocation, MFS includes underlying funds with varying degrees of geographic (potentially including emerging market), interest rate and credit exposure, including exposure to below investment grade quality debt instruments. A portion of the fund’s assets may also be allocated to the Money Market Fund.

MFS normally invests the underlying funds' assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the underlying funds' assets in issuers in a single industry, sector, country, or region.

The asset class allocations for the fund, as well as the underlying funds and their weightings, are based on an allocation strategy designed for investors with the approximate retirement year in the fund's name. An investor should consider the year during which the investor expects to start drawing assets for retirement, which may or may not be the year in which the investor expects to retire. In addition, an investor should consider a number of other factors including the investor's age, how the fund will fit into an overall investment strategy and allocation, and whether the investor is looking for a more aggressive or more conservative allocation.

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MFS Lifetime 2060 Fund

The asset allocation strategy for the fund will become increasingly conservative over time, shifting more weight from Equity Funds and Non-Traditional Funds to Bond Funds and the Money Market Fund. As a result, the fund's allocation strategy will gradually become more aligned with the long-term strategic allocation strategy of MFS Lifetime Income Fund (approximate allocation of 71% in Bond Funds and the Money Market Fund and an approximate allocation of 29% in Equity Funds and Non-Traditional Funds as of August 1, 2026). MFS Lifetime Income Fund is designed for investors who intend to withdraw assets over an extended period of time or who want an investment with an asset allocation mix similar to MFS Lifetime Income Fund's long-term strategic asset allocation. Upon reaching its stated target year, a fund's allocation strategy will be aligned with the allocation strategy of MFS Lifetime Income Fund. It is expected that the Board of Trustees will combine, without a shareholder vote, the fund with MFS Lifetime Income Fund within five years of the date that the fund’s asset allocation strategy matches the asset allocation strategy of MFS Lifetime Income Fund. The chart below illustrates how the asset allocation strategy of the fund will change over time:

Following is the list of underlying funds and their approximate strategic allocation weightings as of August 1, 2026:

Equity Funds and Non-Traditional Funds	94.8%
U.S. Equity Funds:	55.5%
MFS Blended Research Core Equity Fund	4.6%
MFS Blended Research Growth Equity Fund	5.1%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Blended Research Value Equity Fund	5.5%
MFS Growth Fund	5.1%
MFS Mid Cap Growth Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Research Fund	4.6%
MFS Value Fund	5.5%
International Equity Funds:	28.5%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Blended Research International Equity Fund	11.2%
MFS Emerging Markets Equity Fund	1.0%
MFS International Growth Fund	3.6%
MFS International Intrinsic Equity Fund[1]	3.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.1%
Non-Traditional Funds:	10.8%
MFS Commodity Strategy Fund	5.3%
MFS Global Real Estate Fund	5.5%
Bond Funds and Money Market Fund	5.3%
Bond Funds:	5.0%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.5%
Money Market Fund:	0.3%
MFS Institutional Money Market Portfolio	0.3%

1 Effective April 30, 2026, the name of MFS International Intrinsic Value Fund changed to MFS

International Intrinsic Equity Fund.

All percentages are rounded to the nearest tenth of a percent. As a result, the sum of the underlying fund allocations in each asset class may not equal the asset class allocations for such asset class, and the asset class and underlying fund allocations presented in the table may not total 100%.

MFS may allocate the fund’s assets among any number of the underlying funds listed in Appendix B of this prospectus at any time. A description of the underlying funds is also set forth in Appendix B of this prospectus. The fund’s underlying fund allocations may vary significantly over time, and the fund may be invested in some but not all of the underlying funds in Appendix B at any time.

Although the underlying funds listed in Appendix B are categorized generally as Equity Funds (U.S. or International), Non-Traditional Funds, Bond Funds or Money Market Fund, many of the underlying funds can invest in a mix of securities (e.g., a U.S. Equity Fund can invest in international stocks, or a Non-Traditional Fund can invest in stocks and/or bonds).

The asset class allocations and the underlying funds and their weightings are not designed to take advantage of short-term market opportunities and have been selected for investment over longer time periods. The asset class allocations and the underlying funds and their weightings may be changed without shareholder approval or notice. The actual weightings can also deviate due to market movements and cash flows. MFS systematically rebalances the fund's investments in the underlying funds to reflect the fund’s current strategic allocations.

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MFS Lifetime 2060 Fund

Principal Investment Types of the Underlying Funds

The principal investment types in which the underlying funds may invest include:

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, equity interests in REITs, and depositary receipts for such securities.

Debt Instruments: Debt instruments represent obligations of corporations, governments, and other entities to repay money borrowed, or other instruments believed to have debt-like characteristics. The issuer or borrower usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Debt instruments generally trade in the over-the-counter market and can be less liquid than other types of investments, particularly during adverse market and economic conditions. During certain market conditions, debt instruments in some or many segments of the debt market can trade at a negative interest rate (i.e., the price to purchase the debt instrument is more than the present value of expected interest payments and principal due at the maturity of the instrument). Some debt instruments, such as zero coupon bonds or payment-in-kind bonds, do not pay current interest. Other debt instruments, such as certain mortgage-backed securities and other securitized instruments, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

Corporate Debt Instruments: Corporate debt instruments are debt instruments issued by corporations or similar entities.

U.S. Government Securities: U.S. Government securities are debt instruments issued or guaranteed as to the payment of principal and interest by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity, including mortgage-backed securities and other types of securitized instruments issued or guaranteed by such entities. Certain U.S. Government securities are not supported as to the payment of principal and interest by the full faith and credit of the U.S. Treasury or the ability to borrow from the U.S. Treasury. Some U.S. Government securities are supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security.

Foreign Government Securities: Foreign government securities are debt instruments issued, guaranteed, or supported, as to the payment of principal and interest, by foreign governments, foreign government agencies, foreign semi-governmental entities or supranational entities, or debt instruments issued by entities organized and operated for the purpose of restructuring outstanding foreign government securities. Foreign government securities may not be supported as to the payment of principal and interest by the full faith and credit of the foreign government.

Securitized Instruments: Securitized instruments are debt instruments that generally provide payments of principal and interest based on the terms of the instrument and cash flows generated by the underlying assets. Underlying assets include residential and commercial mortgages, debt instruments, loans, leases, and receivables. Securitized instruments are issued by trusts or other special purpose entities that hold the underlying assets. Certain securitized instruments offer multiple classes that differ in terms of their priority to receive principal and/or interest payments under the terms of the instrument. Securitized instruments include mortgage-backed securities, collateralized debt obligations, and other asset-backed securities. Certain mortgage-backed securities are issued on a delayed delivery or forward commitment basis where payment and delivery take place at a future date.

Inflation-Adjusted Debt Instruments: Inflation-adjusted debt instruments are debt instruments whose principal and/or interest are adjusted for inflation. Inflation-adjusted debt instruments issued by the U.S. Treasury pay a fixed rate of interest that is applied to an inflation-adjusted principal amount. The principal amount is adjusted based on changes in the Consumer Price Index. The principal due at maturity is typically equal to the inflation-adjusted principal amount, or to the instrument’s original par value, whichever is greater. Other types of inflation-adjusted debt instruments may use other methods of adjusting for inflation, and other measures of inflation. Other issuers of inflation-adjusted debt instruments include U.S. Government agencies, instrumentalities and sponsored entities, U.S. and foreign corporations, and foreign governments.

Real Estate-Related Investments: Real estate-related investments include REITs, issuers similar to REITs formed under the laws of non-U.S. countries, and other U.S. and foreign issuers that earn at least 50% of their gross revenues or net profits from real estate activities or from products or services related to the real estate sector. Real estate activities include owning, developing, managing, or acting as a broker for real estate. Examples of real estate products or services include building supplies and mortgage servicing. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests. Equity REITs invest most of their assets directly in U.S. or foreign real property, receive most of their income from rents and may also realize gains by selling appreciated property. Mortgage REITs invest most of their assets in real estate mortgages and receive most of their income from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

Commodity-Linked Derivatives: Commodity-linked derivatives are derivatives whose value is based on the value of a commodity, a commodity futures or option contract, a commodity index, or some other indicator that reflects the value of a particular commodity or commodity market or the difference between one or more commodities or commodity markets (“commodity indicator”). Commodity-linked derivatives include futures, options, and swaps.

When-Issued, Delayed Delivery, and Forward Commitment Transactions: When-issued, delayed delivery, and forward commitment transactions, including securities purchased or sold in the TBA market, involve a commitment to purchase or sell a security at a predetermined price or yield at which payment and delivery take place at a scheduled future date after an extended settlement period that is longer than the customary settlement period for the type of security to be purchased or sold in the transaction. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing or selling securities pursuant to one of these transactions, payment for the securities is not required until the delivery date. In the TBA market, mortgage-backed securities are purchased and sold at predetermined prices on a delayed delivery or forward commitment basis with the underlying securities to be announced at a future date.

Derivatives: Derivatives are financial contracts whose value is based on the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, currency, interest rate, credit rating, commodity, volatility measure, or index. Derivatives involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, swaps, and certain complex structured securities.

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MFS Lifetime 2060 Fund

Principal Risks

The yield and share price of the fund will change daily based on the performance of the underlying funds. Underlying fund performance will change daily based on changes in interest rates and market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund, including near or after the target year. There is no guarantee that the fund will provide income at or through retirement. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The significance of any specific risk to an investment in the fund will vary over time depending on the composition of the fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the fund.

The principal risks of investing in the fund are:

Allocation Risk: MFS' assessment of the risk/return potential of asset classes and underlying funds, and the resulting allocation among asset classes and underlying funds, may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Underlying Funds Risk: MFS' strategy of investing in underlying funds exposes the fund to the risks of the underlying funds. Each underlying fund pursues its own investment objective and strategies and may not achieve its objective. In addition to the fees and expenses the fund bears directly, shareholders of the fund will indirectly bear the fees and expenses of the underlying funds.

Investment Selection Risk: MFS' investment analysis, including its assessment of the intrinsic valuation of issuers, its development and use of quantitative models, and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. The quantitative models used by MFS (both proprietary and third-party) may not produce the intended results for a variety of reasons, including the factors used in the models, the weight placed on each factor in the models, changes from the market factors' historical trends, changing sources of market return or market risk, and technical issues or errors in the design, development, implementation, application, and maintenance of the models (e.g., incomplete, stale, or inaccurate data, human error, programming or other software issues, coding errors, and technology failures). In addition, MFS or the fund's other service providers may experience disruptions or operating errors that could negatively impact the fund.

Equity Market Risk: Equity markets are volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general. Different parts of the market and different types of securities can react differently to these conditions. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain changes or events, such as political, social, or economic developments, including political elections, increasing or negative interest rates or the U.S. government's inability at times to agree on a long-term budget and deficit reduction plan (which has in the past resulted and may in the future result in a government shutdown); market closures and/or trading halts; government or regulatory actions, including sanctions, the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; rapid technological developments or widespread adoption of emerging technologies (such as artificial intelligence (AI)); natural disasters; outbreaks of pandemic and epidemic diseases; terrorist attacks; war; and other geopolitical changes or events, can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market.

Company Risk: Changes in the financial condition of a company or other issuer, changes in specific market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, regulatory, geopolitical, environmental, public health, and other conditions can adversely affect the prices of investments. The value of an investment held by the fund may decline due to factors directly related to the issuer, such as competitive pressures, rapid technological developments or widespread adoption of emerging technologies (such as AI) impacting the issuer’s competitive position and making products and/or services obsolete, cybersecurity incidents, financial leverage, historical and/or prospective earnings, management performance, labor and supply shortages, investor perceptions, and other factors. The prices of securities of smaller, less well-known issuers can be more volatile than the prices of securities of larger issuers or the market in general. As certain emerging technologies like AI are used more widely, the profitability and growth of certain fund holdings may be impacted, which could significantly impact the overall performance of a fund. For example, issuers in which a fund invests may use and/or expand the use of AI in their business operations, and the challenges with properly managing its use could result in reputational harm, competitive harm, legal liability, and/or an adverse effect on business operations.

Growth Company Risk: The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Value Company Risk: The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

Debt Market Risk: Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets, or debt markets generally. Certain changes or events, such as political, social, or economic developments, including increasing and negative interest rates or the U.S. government's inability at times to agree on a long-term budget and deficit reduction plan (which has in the past resulted and may in the future result in a government shutdown); market closures and/or trading halts; government or regulatory actions, including sanctions, the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; rapid technological developments or widespread adoption of new technologies (such as AI); natural disasters; outbreaks of pandemic and epidemic diseases; terrorist attacks; war; and other geopolitical changes or events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or a segment of a debt market.

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MFS Lifetime 2060 Fund

Interest Rate Risk: The price of a debt instrument typically changes in response to interest rate changes. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Inflationary price movements may cause fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk. Potential future changes in government and/or central bank monetary policy and action may also affect the level of interest rates. Monetary policy measures have in the past, and may in the future, exacerbate risks associated with rising interest rates. Interest rate risk is generally greater for fixed-rate instruments than floating-rate instruments and for instruments with longer maturities or durations, or that do not pay current interest. In addition, short-term and long-term interest rates, and interest rates in different countries, do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. The price of an instrument trading at a negative interest rate responds to interest rate changes like other debt instruments; however, an instrument purchased at a negative interest rate is expected to produce a negative return if held to maturity. Fluctuations in the market price of fixed-rate instruments held by the fund may not affect interest income derived from those instruments, but may nonetheless affect the fund's share price, especially if an instrument has a longer maturity or duration and is therefore more sensitive to changes in interest rates.

Inflation-adjusted debt instruments tend to react to changes in “real” interest rates. “Real” interest rates represent nominal interest rates reduced by the inflation rate.

Credit Risk: The price of a debt instrument depends, in part, on the issuer's or borrower's credit quality or ability to pay principal and interest when due. The price of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest, if the instrument's credit rating is downgraded by a credit rating agency, or based on other changes in, or perceptions of, the financial condition of the issuer or borrower. Debt instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could negatively affect the market value and liquidity of a debt instrument. For certain types of instruments, including derivatives, the price of the instrument depends in part on the credit quality of the counterparty to the transaction. For other types of debt instruments, including mortgage-backed securities and other securitized instruments, the price of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult.

Below investment grade quality debt instruments can involve a substantially greater risk of default or can already be in default, and their values can decline significantly over short periods of time. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and principal. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The market for below investment grade quality debt instruments can be less liquid, especially during periods of recession or general market decline.

Prepayment/Extension Risk: Many types of debt instruments, including mortgage-backed securities, securitized instruments, certain corporate debt instruments, and municipal housing bonds, and certain derivatives, are subject to the risk of prepayment and/or extension. Prepayment occurs when unscheduled payments of principal are made or the instrument is called or redeemed prior to an instrument’s maturity. When interest rates decline, the instrument is called, or for other reasons, these debt instruments may be repaid more quickly than expected. As a result, the holder of the debt instrument may not be able to reinvest the proceeds at the same interest rate or on the same terms, reducing the potential for gain. When interest rates increase or for other reasons, these debt instruments may be repaid more slowly than expected, increasing the potential for loss. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Inflation-Adjusted Debt Instruments Risk: Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. In addition, inflation-adjusted debt instruments may lose value in the event the actual rate of inflation is different than the rate of the applicable inflation index. If inflation is negative, principal and income both can decline. In addition, the measure of inflation used may not correspond to the actual rate of inflation experienced by a particular individual. Inflation-adjusted debt instruments are subject to the risk that the consumer price index or other relevant pricing index may be temporarily unavailable, discontinued, fundamentally altered by government action or otherwise, or substituted with an alternative index, which could adversely affect the fund’s investments and performance.

Focus Risk: Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions. These conditions include business environment changes; economic factors such as fiscal, monetary, and tax policies; inflation and unemployment rates; and government and regulatory changes. The fund's performance will be affected by the conditions in the industries, sectors, countries, and regions to which the fund is exposed. Furthermore, investments in particular industries, sectors, countries, or regions may be more volatile than the broader market as a whole.

Foreign Risk: Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. Political, social, diplomatic, and economic developments, U.S. and foreign government action, or the threat thereof, such as the imposition of currency or capital blockages, controls, or tariffs, economic and trade sanctions or embargoes, security trading suspensions, entering or exiting trade or other intergovernmental agreements, or the expropriation or nationalization of assets in a particular country, can cause dramatic declines in certain or all securities with exposure to that country and other countries. Sanctions, or the threat of sanctions, may cause volatility in regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the fund. In the event of nationalization, expropriation, confiscation or other government action, intervention, or restriction, the fund could lose its entire investment in a particular foreign issuer or country. Civil unrest, geopolitical tensions, armed conflicts, wars, and acts of terrorism are other potential risks that could adversely affect an investment in a foreign security or in foreign markets or issuers generally. Economies and financial markets are interconnected, which increases the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions. Less

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MFS Lifetime 2060 Fund

stringent regulatory, accounting, auditing, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries and with respect to certain types of investments, and can be particularly difficult against foreign governments. Changes in currency exchange rates can significantly impact the financial condition of a company or other issuer with exposure to multiple countries as well as affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those tied economically to emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions than the U.S. market. Investments in foreign issuers through depositary receipts generally involve risks applicable to other types of foreign investments. Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market.

Emerging Markets Risk: Investments tied economically to emerging markets, especially frontier markets (emerging markets that are early in their development), can involve additional and greater risks than the risks associated with investments in developed markets. Emerging markets typically have less developed economies and markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, less trading volume, less stringent investor protection and disclosure standards, less reliable settlement practices, greater government involvement in the economy, and greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments than developed countries. Financial and other disclosures by emerging market issuers may be considerably less reliable than disclosures made by issuers in developed markets. In addition, the Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, may not be able to inspect audit work papers in certain emerging market countries. Emerging markets can also be subject to greater political, social, geopolitical, and economic instability and more susceptible to environmental problems. In addition, many emerging market countries with less established health care systems have experienced outbreaks of pandemics or contagious diseases from time to time. These factors can make emerging market investments more volatile and less liquid than investments in developed markets.

Currency Risk: Changes in currency exchange rates can significantly impact the financial condition of a company or other issuer with exposure to multiple countries. In addition, a decline in the value of a foreign currency relative to the U.S. dollar reduces the value of the foreign currency and investments denominated in that currency. In addition, the use of foreign exchange contracts to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. The value of foreign currencies relative to the U.S. dollar fluctuates in response to, among other factors, interest rate changes, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory conditions in the United States or abroad. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other conditions.

Real Estate-Related Investment Risk: The risks of investing in real estate-related investments include certain risks associated with the direct ownership of real estate and the real estate industry in general. Real estate-related investments are affected by general, regional and local economic conditions; difficulties in valuing and disposing of real estate; and fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations, and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the REIT manager; and other factors. The real estate sector is particularly sensitive to economic downturns. During such periods, demand for property may decrease and prices may decline, which could impact the value of real estate-related investments. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts. Mortgage REITs may be affected by default or payment problems relating to underlying mortgages, the quality of credit extended and prepayments of the underlying mortgages. Equity and mortgage REITs could be adversely affected by failure to qualify for the favorable tax treatment available to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. The securities of small real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources. In addition, REITs may have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.

Commodity-Related Investments Risk: The value of commodity-related investments may be more volatile than the value of equity securities or debt instruments and may be affected by factors such as changes in overall market movements, commodity index volatility, changes in interest rates, currency fluctuations, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, geopolitical events, embargoes, tariffs, war, and international economic, political and regulatory developments. The price of a commodity-related investment may be affected by demand/supply imbalances in the market for the commodity or by demand/supply disruptions in major producing regions and changes in transportation, handling, and storage costs and capacity. Certain commodities may be produced in a limited number of states or countries and may be controlled by a small number of producers or groups of producers. As a result, political, economic, and supply-related events in such states and countries could have a disproportionate impact on the prices of such commodities. These imbalances and/or disruptions may be significant due to the length of time required to alter the supply of some commodities in response to changes in demand.

When-Issued, Delayed Delivery, and Forward Commitment Transaction Risk: The purchaser in a when-issued, delayed delivery or forward commitment transaction assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued or delivered as anticipated, and the seller loses the opportunity to benefit if the price of the security rises. When-issued, delayed delivery, and forward commitment transactions, including TBA transactions, can involve leverage.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to, and potentially greater than, the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. Derivatives can involve leverage. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment

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MFS Lifetime 2060 Fund

types used by the fund. If the value of a derivative does not change as expected relative to the value of the market or other indicator to which the derivative is intended to provide exposure, the derivative may not have the effect intended. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Leveraging Risk: Certain transactions and investment strategies can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small change in an underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, including clearing organizations, or a third party responsible for servicing the instrument or effecting the transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction. If a counterparty or third party fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the fund could miss investment opportunities, lose value on its investments, or otherwise hold investments it would prefer to sell, resulting in losses for the fund.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market, or may not have an active trading market due to adverse market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, including trading halts, sanctions, or wars. Investors trying to sell large quantities of a particular investment or type of investment, or lack of market makers or other buyers for a particular investment or type of investment may also adversely affect liquidity. At times, all or a significant portion of a market may not have an active trading market. Without an active trading market, it may be difficult to value, and it may not be possible to sell, these investments and the fund could miss other investment opportunities and hold investments it would prefer to sell, resulting in losses for the fund. In addition, the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs, which could result in dilution of remaining investors' interests in the fund. The prices of illiquid securities may be more volatile than more liquid investments.

Large Shareholder Risk:  From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make (individually or collectively) relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's performance to the extent that the fund may be required to sell securities or invest cash at times it would not otherwise do so. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. The effects of taxable income and/or gains resulting from large redemptions of fund shares would particularly impact non-redeeming shareholders who do not hold their fund shares in a tax-advantaged or tax-exempt vehicle. To the extent that such transactions result in short-term capital gains, such gains will generally be taxed at the ordinary income rate for shareholders who hold fund shares in a taxable vehicle. In addition, a large redemption could result in the fund's current expenses being allocated over a smaller asset base, leading to an increase in the fund's expense ratio. Purchases of a large number of shares may adversely affect the fund's performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would. A number of circumstances may cause the fund to experience large redemptions or purchases, such as changes in the eligibility criteria for the fund or a share class of the fund; liquidations, reorganizations, repositionings, or other announced fund events; or changes in investment objectives, strategies, policies, risks or investment personnel.

Other Investment Strategies and Risks

Active and Frequent Trading: MFS may engage in active and frequent trading in pursuing the fund's principal investment strategies. Frequent trading may increase transaction costs, which can reduce the fund's return. Frequent trading can also increase the possibility of capital gain and ordinary distributions. Frequent trading can also result in the realization of a higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently. Because short-term capital gains are distributed as ordinary income, this would generally increase your tax liability unless you hold your shares through a tax-advantaged or tax-exempt vehicle.

Operational and Cybersecurity Risk: The fund and its service providers, and your ability to transact with the fund, may be negatively impacted due to operational matters arising from, among other issues, human errors, systems and technology disruptions or failures, fraudulent activities, or cybersecurity incidents. Operational issues and cybersecurity incidents may cause the fund or its service providers, as well as securities trading venues and other market participants, to suffer data corruption and/or lose operational functionality, and could, among other things, interfere with the processing of shareholder transactions, impair the ability to calculate the fund's net asset value per share, impede trading of portfolio securities, and result in the theft, misuse, and/or improper release of confidential information relating to the fund or its shareholders. Such operational issues and cybersecurity incidents may result in losses to the fund and its shareholders. Because technology is frequently changing, new ways to carry out cyberattacks continue to develop. In addition, the rapid development and increasingly widespread use of new technologies, including AI such as machine learning technology and generative AI models (AI technologies) could exacerbate these risks. Therefore, there is a chance that certain risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the ability of the fund and its service providers to plan for or respond to a cyberattack. Additionally, the use of AI technologies could impact the market as a whole, including through the use of AI by malicious actors for market manipulation, fraud, and cyberattacks. Information relating to the fund’s investments is delivered electronically, which can give rise to a number of risks, including, but not limited to, the risks that such communications may not be secure and may contain computer viruses or other defects, may not be accurately replicated on other systems, or may be intercepted, deleted or interfered with, without the knowledge of the sender or the intended recipient. Furthermore, geopolitical tensions could increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing.

Temporary Defensive Strategy: In response to adverse market, economic, industry, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s performance and the fund

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may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks: Information about investment strategies and investment types not described in the prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (SAI).

Management of the Fund

Investment Adviser

MFS, located at 111 Huntington Avenue, Boston, Massachusetts 02199, serves as the investment adviser for the fund. Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

The fund pays no management fee to MFS; however, the underlying funds pay management fees to MFS which are reflected under “Summary of Key Information-Fees and Expenses” above.

MFS has agreed in writing to bear the fund's expenses, excluding management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, investment-related expenses, and fees and expenses associated with investments in investment companies and other similar investment vehicles, or make payment to the fund, such that "Other Expenses" do not exceed 0.00% of the class' average daily net assets annually for each of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 shares, and (0.14)% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2027. During the term of this agreement, Class R6 shares will receive payments from MFS in excess of its "Other Expenses" in an amount equal to at least 0.14% of the class' average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement is available in the fund’s Form N-CSR filed with the SEC for the period ended October 31, 2025, and in the related financial statements posted online at funds.mfs.com.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $643 billion as of June 30, 2026.

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is available to you at mfs.com/openendfunds by selecting the fund's name:

Information	Approximate Date of Posting
Fund’s top 10 holdings as of each month’s end	11 days after month end
Fund’s top 10 equity holdings as of each month's end	11 days after month end
Fund's top 10 fixed income holdings as of each month's end	11 days after month end
Fund’s holdings of underlying MFS funds as of each month’s end	11 days after month end

Top 10 holdings, top 10 equity holdings, and top 10 fixed income holdings are aggregated disclosed holdings of the underlying MFS funds. Top 10 holdings exclude cash, cash equivalents, short-term investments, currency derivatives, and the cash portion of other derivatives.

Full holdings of the underlying MFS funds in which the fund invests are available 19 days after month end or 24 days after month end (depending on the underlying fund). The most recently disclosed full holdings of the underlying MFS funds are available by selecting an underlying fund’s name under “MFS Fund Holdings (%)” on the fund’s Website at mfs.com. For purposes of full holdings, cash, cash equivalents, and short-term investments are aggregated and currency derivatives and the cash portion of other derivatives are aggregated.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on mfs.com until at least the date on which the fund files a Form N-CSR or Form N-PORT for the period that includes the date as of which the mfs.com information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Benjamin Nastou	Portfolio Manager, General Oversight of a Team of Investment Professionals	Employed in the investment area of MFS since 2001
Natalie Shapiro	Portfolio Manager, General Oversight of a Team of Investment Professionals	Employed in the investment area of MFS since 1997
Erich Shigley	Portfolio Manager, General Oversight of a Team of Investment Professionals	Employed in the investment area of MFS since 2013

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor

MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund.

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MFS Lifetime 2060 Fund

Shareholder Servicing Agent

MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for payments made to service providers that provide certain sub-accounting and other shareholder services (shareholder servicing payments) and its out-of-pocket expenses. No shareholder servicing payments are made for Class R6 shares.

Description of Share Classes

The fund offers Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, Class R4, and Class R6 shares through this prospectus. All classes of the fund have the same investment objective and investments, but each class has its own sales charge and expense structure. Your financial intermediary may also charge you additional fees, commissions, or other charges. You should consult with your financial intermediary to help you determine which class is most appropriate for you.

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Purchases of Class R1 and Class R2 shares are closed to new eligible investors. Existing eligible investors can make additional purchases and reinvest distributions in Class R1 and Class R2 shares in any account open. Existing eligible investors may also exchange their Class R1 and Class R2 shares for the same share class of another MFS fund, open new Class R1 and Class R2 share accounts in other MFS funds, or transfer some or all of the shares in their account to another account and such account will be treated as an open account. Subject to the approval of the fund’s Board of Trustees, the fund may in the future (i) close purchases of Class R1 and/or Class R2 shares to existing eligible investors; (ii) terminate and liquidate Class R1 and/or Class R2 shares; or (iii) convert Class R1 and/or Class R2 shares to another share class of the fund. Such actions may be undertaken without shareholder approval, but the fund expects to provide shareholders with at least 60 days’ notice before taking any such action.

Share Class Eligibility

Your financial intermediary is responsible for determining if you meet any share class eligibility requirements. MFS does not generally monitor any share class eligibility requirements.

Class A, Class B, and Class C shares do not have any share class eligibility requirements.

Class I shares generally are available only to the following eligible investors:

• certain retirement plans established for the benefit of employees and former employees of MFS or its affiliates;

• defined benefit retirement plans, endowments, or foundations;

• bank trust departments or law firms acting as trustee or manager for trust accounts;

• investors who purchase shares through asset-based fee programs available through financial intermediaries;

• employees and former employees of MFS and its subsidiaries who were employed by MFS or its subsidiaries on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons' spouses or legal equivalents under applicable state law; and

• trustees and former trustees of any investment company for which MFD serves as a distributor and who served as trustee on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons' spouses or legal equivalents under applicable state law.

Class I shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class I shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class I shares through such programs. In addition, Class I shares are available to investors whose Class A, Class B, or Class C shares have been converted to Class I shares as a result of no financial intermediary being specified on the investor's account. (Please see "Conversion Among Share Classes" below.)

Class R1, Class R2, Class R3, and Class R4 shares generally are available only to eligible retirement plans (401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level (“Employer Retirement Plans”)), and health savings accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the fund at an omnibus level.

Class R1, Class R2, Class R3, and Class R4 shares generally are not available to traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, salary reduction only 403(b) plans, and Section 529 tuition plans.

Class R6 shares generally are available only to the following eligible investors:

• Employer Retirement Plans;

• health savings accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the fund at an omnibus level;

• investment companies distributed by MFD;

• endowments and foundations, local, city and state agencies (or entities acting on their behalf), corporations and other institutional investors;

• funded welfare benefit plans (e.g., Voluntary Employees' Beneficiary Association (VEBA) and Other Post-Employment Benefits (OPEB) plans);

• unaffiliated registered investment companies;

• collective investment trusts;

• investors who purchase shares through asset-based fee programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs;

• Section 529 tuition plans that have entered into an agreement with MFD to purchase Class R6 shares; and

• MFS Development Funds, LLC, pooled investment vehicles established by MFS for the purpose of establishing a performance record to enable MFS and

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its subsidiaries to offer such vehicle’s investment style to clients.

Class R6 shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class R6 shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs.

Conversion Among Share Classes

If you hold Class B shares for approximately eight years, they will convert to Class A shares of the fund. For purposes of calculating the conversion date, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.

All Class B shares you acquire through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any Class B shares in your account convert to Class A shares, a proportionate number of the Class B shares in the sub-account will also convert to Class A shares.

For shareholders invested in Class B shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period. The automatic conversion of Class B shares to Class A shares will not apply to shares held through financial intermediaries that do not track the length of time that a shareholder has held such shares. Please consult your financial intermediary for more information.

If you hold Class C shares for approximately eight years, they will convert to Class A shares of the fund. For purposes of calculating the conversion date, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.

All Class C shares you acquire through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any Class C shares in your account convert to Class A shares, a proportionate number of the Class C shares in the sub-account will also convert to Class A shares.

For shareholders invested in Class C shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period. The automatic conversion of Class C shares to Class A shares will not apply to shares held through financial intermediaries that do not track the length of time that a shareholder has held such shares. In addition, for shareholders invested in Class C shares through a financial intermediary, Class C shares may be automatically exchanged for Class A shares of the fund under the policies of the financial intermediary, as described in Appendix A of this prospectus.  It is solely the responsibility of the respective financial intermediary to administer and support such transactions. Please consult your financial intermediary for more information.

Class C shareholders of the fund may be able to convert their shares to Class A shares of the fund if their financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD. Class C shareholders also may be able to convert their Class C shares not subject to a CDSC to Class I shares of the fund if they satisfy eligibility requirements of Class I shares.

Shareholders may be able to convert between Class A shares and Class I shares of the fund if they satisfy eligibility requirements for the other class, if any. Class I shareholders may be able to convert their Class I shares to Class R6 shares of the fund if they satisfy eligibility requirements of Class R6 shares.

Class A, Class B, or Class C shares in an account held directly with MFSC for which no financial intermediary is specified will be periodically converted to Class I shares as authorized by MFD. If your Class A, Class B, or Class C shares are converted to Class I shares pursuant to this conversion feature, all future purchases in your account will be invested in Class I shares. Shareholders will generally be provided with written notice at least 30 days prior to a conversion of their Class A, Class B, or Class C shares to Class I shares.

If a shareholder converts from one share class to another share class of the fund, as described above, the transaction will be based on the respective net asset value of each class as of the trade date for the conversion. Consequently, the converting shareholder may receive fewer shares or more shares than originally owned, depending on that day’s net asset values. The total value of the initially held shares, however, will equal the total value of the converted shares received. A conversion between share classes in the same fund, as described above, is a nontaxable event for U.S. federal income tax purposes.

Sales Charges and Waivers and Reductions

You may be subject to an initial sales charge when you purchase Class A shares, or a CDSC when you redeem Class A, Class B, or Class C shares. These sales charges are paid to MFD.

You may qualify for a sales charge waiver or reduction when you purchase or redeem shares. The waivers or reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction. Further details regarding these waivers and reductions are provided in Appendix A of this prospectus. It is your responsibility to inform your financial intermediary or MFSC upon purchasing fund shares of your eligibility for a sales charge waiver or reduction. Waivers or reductions may be eliminated, modified, and added at any time without providing advance notice to shareholders.

Class A Shares. You may purchase Class A shares at the offering price (which includes the applicable initial sales charge).

The amount of the initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest, as follows:

	INITIAL SALES CHARGE AS PERCENTAGE OF:
Amount of Purchase	GROSS PURCHASE AMOUNT (OFFERING PRICE*)	NET AMOUNT INVESTED
Less than $50,000	5.75%	6.10%
$50,000 but less than $100,000	4.75%	4.99%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.75%	2.83%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 or more	None	None

* Offering price is calculated by dividing the net asset value of a share by the difference between 1 and the initial sales charge percentage. Because the offering price is rounded to two decimal places, actual sales charges you pay may be more or less than those calculated using these percentages.

You may purchase Class A shares without an initial sales charge when you invest $1 million or more in Class A shares. However, for

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purchasers other than Employer Retirement Plans, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 18 months of purchase.

Purchases of the fund and exchanges out of the fund are subject to the MFS funds’ policies concerning disruptive trading practices. This includes exchanges out of the fund within a short period of time after purchase for the purpose of avoiding a higher initial sales charge on the MFS fund into which you exchange. The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order believed to represent frequent or other disruptive trading. In such situations, the MFS funds may prohibit future purchases from you and/or the financial intermediary associated with your account. See “How to Purchase, Redeem, and Exchange Shares—Disruptive Trading” for more information regarding MFS funds’ policies concerning disruptive trading practices.

Class B Shares. Class B shares are not subject to an initial sales charge, but if you redeem your shares within the first six years after purchase, you may be subject to a CDSC (declining from 4% during the first year to 0% after six years).

The CDSC is imposed according to the following schedule:

Year of redemption after purchase	1st	2nd	3rd	4th	5th	6th	7th
Contingent deferred sales charge	4%	4%	3%	3%	2%	1%	0%

Class C Shares. You may purchase Class C shares at net asset value without an initial sales charge. However, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 12 months of your purchase.

Class I Shares. Eligible investors may purchase Class I shares at net asset value without an initial sales charge or a CDSC upon redemption.

Class R1, Class R2, Class R3, Class R4, and Class R6 Shares. Eligible investors may purchase Class R1, Class R2, Class R3, Class R4, and Class R6 shares at net asset value without an initial sales charge or a CDSC upon redemption.

Calculation Of CDSC. As discussed above, certain investments in Class A, Class B, and Class C shares are subject to a CDSC. For purposes of calculating the CDSC, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the CDSC, if you sell only some of your shares, shares not subject to a CDSC are sold first, followed by shares held the longest.

Shares acquired through reinvestment of distributions are not subject to a CDSC.

Distribution and Service Fees

The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Distribution Plan”). Under the Distribution Plan, the fund pays distribution and/or service fees to MFD to support the sale and distribution of Class A, Class B, Class C, Class R1, Class R2, and Class R3 shares, and/or shareholder servicing and account maintenance activities. These distribution and/or service fees equal on an annual basis up to the following maximum percentages of average daily net assets of the class:

CLASS	MAXIMUM DISTRIBUTION FEE	MAXIMUM SERVICE FEE	MAXIMUM TOTAL DISTRIBUTION AND SERVICE FEE
Class A	0.00%	0.25%	0.25%
Class B	0.75%	0.25%	1.00%
Class C	0.75%	0.25%	1.00%
Class R1	0.75%	0.25%	1.00%
Class R2	0.25%	0.25%	0.50%
Class R3	0.00%	0.25%	0.25%

These fees are paid out of fund assets of the applicable class of shares. Because these fees are an ongoing expense of the fund, they increase the cost of your investment over time and may cost you more than other types of sales charges.

MFD has voluntarily agreed to rebate to the class a portion of such class' 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to seed money of MFS or an affiliate. Effective May 1, 2024, the 0.75% distribution fee on Class B shares is not imposed and effective September 1, 2022, the 0.75% distribution fee on Class R1 shares is not imposed. The distribution fee on Class B and on Class R1 shares may be reinstated at any time.

The fund has not adopted a Rule 12b-1 plan with respect to its Class I, Class R4, or Class R6 shares.

Financial Intermediary Compensation

The term "financial intermediary" refers to any broker/dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, third-party administrator, insurance company, consultant, and any other institution having a selling, administration, or any similar agreement with MFD, MFS, or any of their affiliates.

Financial intermediaries receive various forms of compensation in connection with the sale of shares of a fund and/or the servicing of shareholder accounts. Financial intermediaries receive such compensation (i) in the form of up-front commissions and ongoing asset-based compensation paid by MFD based on sales charges received and expected to be received by MFD from shareholders and Distribution Plan distribution and service payments received by MFD from the fund, (ii) in the form of shareholder servicing payments paid by an affiliate of MFD based on the receipt of such payments by MFD or its affiliates from the fund, and/or (iii) in the form of payments paid by MFD from MFD’s own additional resources, which may be made to the financial intermediary or its affiliate.

Financial intermediaries receive up-front commissions of up to the following percentage amount(s) for sales of the following share class(es):

SHARE CLASS	UP FRONT COMMISSION AS A PERCENTAGE OF OFFERING PRICE
Class A	5.75%
Class B	3.75%
Class C	1.00%

In addition, certain financial intermediaries receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to participate in MFD’s promotional efforts and/or in recognition of their marketing support, administrative services, and/or transaction processing support, which may be made to the financial intermediary or its affiliate. This compensation from MFD is not reflected in the "Fees and Expenses" table in the fund's

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MFS Lifetime 2060 Fund

prospectus. MFD compensates financial intermediaries based on factors including, but not limited to, the distribution potential of the financial intermediary, the types of products and programs offered by the financial intermediary, eligibility for placement on the financial intermediary's preferred or recommended list, the financial and contractual terms with the financial intermediary, the level and/or type of marketing and administrative support provided by the financial intermediary, and the quality of the overall relationship with the financial intermediary. Additionally, MFD normally considers factors such as the level of assets attributable to the financial intermediary, the level of redemptions by the financial intermediary, the level of access to the financial intermediary's representatives and management, the ability to educate the representatives of the financial intermediary about the MFS funds, and the number of representatives of the financial intermediary potentially utilizing the MFS funds with their clients.

MFD makes these additional payments to financial intermediaries for marketing support and administrative services with respect to fund shares sold or held through the financial intermediary's distribution network and/or through programs such as retirement programs, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. MFD also makes payments to certain financial intermediaries to help offset the costs associated with client account maintenance support, statement preparation, and transaction processing. To the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and other applicable laws and regulations, MFD makes other payments or allows other promotional incentives or payments to financial intermediaries.

The types of payments described above are not exclusive and such payments can be significant to the financial intermediary. In addition, the compensation that financial intermediaries receive may vary by class of shares sold and among financial intermediaries. Depending upon the arrangements in place at any particular time, financial intermediaries may have a financial incentive to recommend a particular fund or share class when a less expensive option with the same or similar characteristics is available or to recommend MFS funds instead of other funds that generate less or no compensation for the financial intermediary. Likewise, such compensation could create incentives for the financial intermediary to hold an investment longer than might be appropriate, or conversely, to make more frequent exchanges or other transactions than might be necessary.

You can find further details in the SAI about the payments made by MFD and its affiliates and the services provided by financial intermediaries. Financial intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You should ask your financial intermediary for information about any payments it receives from MFD and its affiliates and any services it provides, as well as about fees and/or commissions it charges you. Financial intermediaries that sell fund shares may also act as a broker/dealer in connection with an MFS fund's purchase or sale of portfolio securities. However, the fund and MFS do not consider financial intermediaries’ sales of shares of an MFS fund as a factor when choosing broker/dealers to effect portfolio transactions for the MFS funds.

How To Purchase, Redeem, and Exchange Shares

You may purchase, redeem, and exchange shares of the fund in the manner described below. The fund is generally only available to U.S. residents with a valid U.S. tax identification number (and to certain other qualified investors). If you buy or sell shares of the fund through a retirement account, Section 529 tuition plan, or financial intermediary, the procedures for buying, selling, and exchanging shares of the fund and the features, policies, and fees may differ from those discussed in this prospectus. Investment minimums may be waived or reduced for certain types of investors and investments and your financial intermediary may have additional minimums.

How to Purchase Shares

Your shares will be bought at the offering price (the net asset value per share plus any applicable initial sales charge) next calculated after your purchase order is received in proper form. Your financial intermediary is responsible for transmitting your purchase order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any purchase order that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of purchase; contact MFSC if you have questions about your particular circumstances. Certain restrictions apply to the use of a transfer on death registration. You or your financial intermediary should contact MFSC to obtain a Transfer on Death registration form and for information regarding MFSC’s other requirements for transfer on death registrations. If payment for a purchase order is not received by the time required under applicable law, your purchase order may be cancelled and your financial intermediary could be liable for any costs or losses.

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders. The fund may stop offering shares completely, or may offer shares only on a limited basis, for a period of time or permanently.

The fund is required by law to obtain from you certain information that will be used to verify the identity of the account owner. If you do not provide the information, the fund will not be able to open your account. The fund must also take certain steps to verify that the account information you provide is correct.

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Purchases of Class R1 and Class R2 shares are closed to new eligible investors. Existing eligible investors can make additional purchases and reinvest distributions in Class R1 and Class R2 shares in any account open. Existing eligible investors may also exchange their Class R1 and Class R2 shares for the same share class of another MFS fund, open new Class R1 and Class R2 share accounts in other MFS funds, or transfer some or all of the shares in their account to another account and such account will be treated as an open account. Subject to the approval of the fund’s Board of Trustees, the fund may in the future (i) close purchases of Class R1 and/or Class R2 shares to existing eligible investors; (ii) terminate and liquidate Class R1 and/or Class R2 shares; or (iii) convert Class R1 and/or Class R2 shares to another share class of the fund. Such actions may be undertaken without shareholder approval, but the fund expects to provide shareholders with at least 60 days’ notice before taking any such action.

Class A, Class B, and Class C Shares. You can establish an account by having your financial intermediary process your purchase or by contacting MFSC directly.

Purchases of Class B shares are subject to a total account value limitation at the time of purchase of $99,999, and purchases of Class C shares are subject to a total account value limitation at the time of purchase of $999,999. If your existing accounts for all share classes held with the MFS funds have a total value equal to $99,999 for Class B share purchases or $999,999 for Class C share

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purchases, you will not be able to purchase Class B or Class C shares, as applicable. For the purpose of determining your total account value, existing accounts for all share classes held with the MFS funds that are linked under a Letter of Intent or Right of Accumulation will be included.

The fund or its agents may at their discretion accept a purchase request for Class B shares or Class C shares that would otherwise exceed the total account value limitation of $99,999 and $999,999, respectively, under certain circumstances, including purchases by certain types of group or sponsored retirement plans.

Class I Shares. You can establish an account through your MFD representative, by having your financial intermediary process your purchase, or by contacting MFSC directly.

Class R1, Class R2, Class R3, Class R4, and Class R6 Shares. You can establish an account through your financial intermediary or by contacting MFSC directly. For Class R6 investors, you can also establish your account through your MFD representative.

Additional Purchases

You may purchase additional shares through your financial intermediary or MFSC.

Additional Purchases Directly Through MFSC.

• Mail. You may purchase additional shares by mailing a check with your investment instructions to MFSC.

• Telephone. You may purchase additional shares by phone from your pre-designated bank account. You must elect this privilege on your account application or service application. Purchases via telephone are not available for certain types of accounts.

• Internet. You may purchase additional shares from a pre-designated bank account via the Internet at mfs.com (MFS Access). You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Purchases via the Internet are not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares, and certain types of accounts.

• Wire. To purchase additional shares by wire, call MFSC for instructions.

• Automatic Investment Plan. You may purchase additional shares by automatically investing a designated amount from your checking or savings account on any day of the month. You must elect this privilege on your account application or service application.

Additional Purchases Through Your Financial Intermediary. You can have your financial intermediary purchase shares on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

How to Redeem Shares

Your shares will be sold at the net asset value per share next calculated after your redemption order is received in proper form, minus any applicable CDSC and/or other fees. Your financial intermediary is responsible for transmitting your redemption order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any redemption request that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of redemption; contact MFSC if you have questions about your particular circumstances.

In certain circumstances, you will need to have your signature guaranteed and/or submit additional documentation to redeem your shares. In general, no signature guarantee is required for a redemption order for up to $100,000 that is signed by all owners or fiduciaries identified in the account registration, paid as registered, and mailed to the address of record. However, if you have changed your address of record within 30 days of your redemption order, a Medallion signature guarantee will generally be required. A Medallion signature guarantee will also generally be required if you want to send your redemption proceeds to a pre-designated bank account that was added or changed on your account within 30 days of your redemption order.

The fund typically processes your redemption proceeds, after your request is received in proper form, by the end of the next business day for payment by wire and payment processed through DTCC's Defined Contribution Clearance & Settlement System or Fund/SERV system (financial intermediaries can choose to have payments processed through the Fund/SERV system by the end of the second business day instead of the next business day), and by the end of the second business day for payment by check and Automated Clearing House. However, the fund may delay processing your redemption request for up to seven days. Under unusual circumstances, such as when the NYSE is closed, trading on the NYSE is restricted, or as permitted by the SEC, the fund may suspend redemptions or postpone payment for more than seven days.

If you recently purchased shares and subsequently request a redemption, redemption proceeds (other than in an exchange) for the shares you recently purchased will generally be delayed until money from such purchases sufficient to cover your redemption has been received and collected. Receiving and collecting payment can take up to seven business days after a purchase. You can avoid this delay by purchasing shares by wire transfer.

The fund typically expects to meet redemption requests by holding cash and/or cash equivalents, selling investments, and using overdraft provisions or lines of credit. The fund may also meet redemption requests by redeeming shares in kind for large redemptions or during stressed market conditions. If, during any 90-day period, you redeem shares in an amount greater than the lesser of $250,000 or 1% of fund net assets, and if MFS determines it to be feasible and appropriate, the fund may pay the redemption amount above such threshold by a distribution in kind of portfolio securities (redemption in kind). In the event that the fund makes a redemption in kind, you should expect to incur brokerage and other transaction charges when converting the securities to cash, and the securities will likely increase or decrease in value before you sell them.

You may redeem your shares either by having your financial intermediary process your redemption or by contacting MFSC directly.

Redeeming Directly Through MFSC.

• Mail. To redeem shares by mail, you can send a letter, or the applicable redemption form, to MFSC with the name of the fund, your account number, and the number of shares or dollar amount to be redeemed. MFSC currently charges a fee to send your proceeds via overnight mail.

• Telephone. If a signature guarantee is not required, you can call MFSC to have shares redeemed from your account and proceeds mailed to the address of record on the account. MFSC currently charges a fee to send your proceeds via overnight mail. You can also call MFSC to have shares redeemed from your

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account and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application if you wish to have proceeds sent to your bank account. Telephone redemptions are not available for certain types of accounts.

• Internet. If a signature guarantee is not required, you can have shares redeemed from your account via the Internet at mfs.com (MFS Access) and the proceeds mailed to the address of record on the account. You can also have shares redeemed from your account via MFS Access and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Redemptions via the Internet are not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares, and certain types of accounts.

• Systematic Withdrawal Plan (not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares). If you have a balance of at least $5,000 in your account in the fund, you may elect to automatically receive (or designate someone else to receive) regular periodic payments (of at least $50 if by check) through an automatic redemption of such classes. The fund may terminate any Systematic Withdrawal Plan for an account if the value of the account falls below $5,000 as a result of share redemptions (other than as a result of a Systematic Withdrawal Plan). Please contact MFSC or your financial intermediary for details.

Redeeming Through Your Financial Intermediary. You can have your financial intermediary process a redemption on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

Signature Guarantee/Additional Documentation. If a Medallion signature guarantee is required, your signature may be guaranteed by an eligible bank, broker/dealer, credit union, national securities exchange, registered securities association, clearing agency, or savings association that participates in a Medallion program recognized by the Securities Transfer Association. MFSC may require additional documentation for certain types of registrations and under certain circumstances. Signature guarantees and this additional documentation shall be accepted in accordance with policies established by MFSC, and MFSC may, at its discretion, change and make certain exceptions to these requirements. Please contact MFSC with any questions and for the requirements for your particular situation.

Share Certificates. If certificates are outstanding for your shares, you may only redeem such shares by mailing the certificates to MFSC. Telephone, electronic, and systematic withdrawal plan redemptions and checkwriting are not available if certificates are outstanding for your shares.

Involuntary Redemptions. Because it is costly to maintain small accounts, the MFS funds have reserved the right to redeem your Class A, Class B, Class C, or Class I shares without your permission when your account contains less than $500 for any reason, including market fluctuation. Before the fund makes such a redemption, you will be notified and given 60 days to increase your investment to at least $500. Certain accounts are not subject to these provisions. Any applicable CDSC will be waived for shares redeemed due to the small size of a shareholder's account.

In addition, the MFS funds have reserved the right to redeem your shares without your permission in cases of threatening conduct or suspicious, fraudulent, or illegal activity. Any applicable CDSC will be assessed upon redemption of your shares.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund.

Exchange Privilege. You can exchange your shares for shares of the same class, if available, of most other MFS funds at their respective net asset values by having your financial intermediary process your exchange request or by contacting MFSC directly.

You can exchange your Class A shares and your Class I shares for shares of MFS U.S. Government Money Market Fund, if available, according to the terms of such fund’s prospectus.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC.

You should read the prospectus of the MFS fund into which you are exchanging and consider the differences in investment objectives, policies, and risks, and in fees and expenses, before making an exchange. The exchange privilege may be changed or discontinued at any time, and all exchanges are subject to certain limitations and the MFS funds’ policies concerning disruptive trading practices, which are designed to protect the funds and their shareholders from the harmful effects of frequent trading. No more than ten exchanges may be made in any one exchange request by telephone.

The MFS funds allow certain financial intermediaries to place exchange orders on behalf of a group of their discretionary investment advisory clients (“group exchange orders”). As with any exchange request, the funds and their agents reserve the right to reject any group exchange order, and the funds’ agents will generally reject any group exchange order received by the funds or their agents after 1 p.m., Eastern time. In addition, MFD has agreements with certain financial intermediaries which set forth the terms and conditions under which group exchange orders may be placed by these financial intermediaries. These conditions may be more restrictive than those applicable to individual exchange orders, and may include the requirement to provide the funds or their agents with advance notice of group exchange orders.

Automatic Exchange Plan (not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares). If you have a balance of at least $2,000 in your account in the fund, you may participate in the automatic exchange plan, a dollar-cost averaging program. This plan permits you to make automatic periodic exchanges from your account in the fund for shares of the same class of other MFS funds. Exchanges will generally be made at net asset value without any sales charges; however, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares.

Disruptive Trading

General Purchase and Exchange Limitation Policy. The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In the event that MFSC rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC's judgment, in consultation with MFS, as appropriate, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

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Disruptive Trading Risks. To the extent that the MFS funds or their agents are unable to curtail disruptive trading practices in a fund (e.g., disruptive frequent trading) or to the extent there are large or frequent redemptions in a fund, these purchases and/or redemptions can interfere with the efficient management of the fund's portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

Frequent Trading. The fund is not intended to serve as a vehicle for frequent trading. The Board of Trustees of the fund has adopted the purchase and exchange limitation policy described below, which it believes is reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce this policy, subject to oversight by the Board of Trustees. The fund may alter its policies at any time without notice to shareholders.

MFSC will generally restrict, reject or cancel purchase and exchange orders into the fund if MFSC determines that an accountholder has made two exchanges, each in an amount of $25,000 or more, out of an account in the fund during a calendar quarter (“two exchange limit”). This policy does not apply to Section 529 tuition plans and MFS money market funds, or to exchanges initiated by a retirement plan trustee or sponsor rather than by a plan participant, and other similar non-discretionary exchanges (e.g., in connection with fund mergers/acquisitions/liquidations). MFSC may make exceptions to this policy if, in its judgment, the transaction does not represent frequent trading activity, such as purchases made through systematic purchase plans (but not systematic exchange plans), payroll contributions, or distribution investment programs. In applying this policy, MFSC considers the information available to it at the time and reserves the right to consider trading effected through multiple accounts that are under common ownership, control, or influence to be trading out of a single account.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the accountholder (e.g., an accountholder who on the same day exchanges $26,000 from the fund into two other MFS funds, by exchanging $13,000 into each of the two MFS funds, will be viewed as having made one exchange transaction exceeding $25,000 in value).

Omnibus accounts, in which shares are held in the name of a financial intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among certain financial intermediaries such as brokers, retirement plans, investment advisers, and insurance companies.

Financial intermediaries are required to reject any purchase or exchange orders in the fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading (“Waived Financial Intermediary”). With respect to Waived Financial Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the fund by the customers of such Waived Financial Intermediary, including requesting underlying shareholder account data more frequently than from other financial intermediaries.

With respect to omnibus accounts that provide MFSC with underlying shareholder data daily, MFSC will apply the two exchange limit directly to underlying shareholders. For all other accounts which MFSC determines are omnibus accounts, MFSC will apply the two exchange limit to the omnibus account itself. Applying the two exchange limit to the omnibus account itself will not necessarily detect violations of the two exchange limit by underlying shareholders. If the financial intermediary associated with an omnibus account that has triggered the two exchange limit demonstrates to MFSC, as determined in MFSC’s sole discretion, that no single underlying shareholder triggered the two exchange limit, then MFSC will remove any restrictions, rejections, or cancellations imposed on the account. If the financial intermediary demonstrates to MFSC that a single underlying shareholder triggered the two exchange limit and that the financial intermediary itself will apply applicable restrictions, rejections, or cancellations to that underlying shareholder, MFSC will likewise remove any restrictions, rejections, or cancellations imposed on the omnibus account. Otherwise, MFSC will continue to apply the two exchange limit to the omnibus account.

Certain financial intermediaries may use procedures to restrict frequent trading by their customers who invest in the fund while others may not employ any procedures to restrict frequent trading. Such procedures, if any, may be less restrictive than the fund’s purchase and exchange limitation policy, may permit transactions not permitted by the fund’s purchase and exchange limitation policy, including transactions in excess of the two exchange limit, and/or may prohibit transactions not subject to the fund’s purchase and exchange limitation policy. You should consult your financial intermediary about any restrictions it imposes on frequent trading.

There is no assurance that MFSC will be able to detect or prevent frequent trading. Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for detecting frequent trading, including reviewing transactions (including exchanges) that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that occur close in time to other transactions in the same account or in multiple accounts that are under common ownership, control, or influence. Any or all of these parameters (including those not listed) may change at any time. If MFSC detects suspicious trading activity at the omnibus account level, it will contact the financial intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading that is disruptive to a fund. However, the underlying shareholder data received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If disruptive frequent trading is identified, MFSC will take appropriate action, such as requesting the financial intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the financial intermediary. In reviewing trading activity, MFSC may determine that certain transactions entered into for legitimate purposes do not represent frequent trading activity that is disruptive to a fund.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts. MFSC expects to request underlying shareholder data based on its assessment of the likelihood of frequent trading by underlying shareholders among other factors. MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other financial intermediaries. There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

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Other Considerations

Unauthorized Transactions. MFS will not be responsible for losses that result from unauthorized transactions unless MFSC does not follow procedures reasonably designed to verify your identity. If an account has more than one owner or authorized person, MFSC will accept telephone and online instructions from any one owner or authorized person, except MFSC will require instructions for a redemption from all trustees of trust accounts registered with multiple trustees. It is important that you contact MFSC immediately about any transactions made through MFSC you believe to be unauthorized.

Ability to Contact MFSC. Certain methods of contacting MFSC, such as by mail, telephone, or electronically, may be unavailable or delayed (for example, after natural disasters, during periods of significant/major political, social, or economic instability, or in the event of a cybersecurity incident).

Unclaimed Accounts and Uncashed Checks. If your account has no activity for a certain period of time, mail sent to you on behalf of the fund is returned by the post office, and/or you fail to cash a check associated with your account within a certain period of time, the fund may be required to transfer your account and any assets related to uncashed checks to the appropriate state under unclaimed property rules that provide for transfer to the state (also known as “escheatment”) of unclaimed property. To avoid such action, it is important to keep your account address up to date, periodically communicate with the fund, MFSC, or your financial intermediary, and cash checks associated with your account in a timely manner. If you invest in a fund through a financial intermediary, we encourage you to contact the financial intermediary regarding applicable state unclaimed property laws. Please check your state’s unclaimed or abandoned property website for specific information. When a traditional IRA account is transferred to a state as abandoned property, the Internal Revenue Service (the IRS) considers the transfer a taxable distribution subject to U.S. federal income tax withholding and reporting. The fund and MFSC will not be liable to shareholders or their representatives for good faith compliance with abandoned property laws.

Reservation of Other Rights. In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws, and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Anti-Money Laundering Restrictions. U.S. law requires the fund to implement policies and procedures reasonably designed to prevent, detect, and report money laundering and other illegal activity. The fund, consistent with applicable U.S. law, may redeem your shares and close your account; suspend, restrict, or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if MFSC is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures. Any applicable CDSC will be assessed upon redemption of your shares.

Confirmations in Quarterly Statements. Transactions made under certain periodic investment and withdrawal programs (including reinvestment plans) will be confirmed on quarterly account statements.

Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the fund does not transact purchase and redemption orders. To the extent the fund's assets are traded in other markets on days when the fund does not price its shares, the value of the fund's assets will likely change when you will not be able to purchase or redeem shares of the fund.

To determine net asset value, the fund’s investments for which reliable market quotations are readily available are valued at market value, and funds in which the fund invests are generally valued at their net asset value per share. Certain short term debt instruments may be valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments to MFS pursuant to the fund's valuation policy and procedures approved by the Board of Trustees. The Board of Trustees has designated MFS as the "valuation designee" of the fund. As valuation designee, MFS will determine the fair value, in good faith, of securities and other instruments held by the fund for which market quotations are not readily available and, among other things, will assess and manage material risks associated with fair value determinations, select, apply, and test fair value methodologies, and oversee and evaluate pricing services used in valuing the fund's investments. If MFS determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by MFS in accordance with the fair valuation policy and procedures adopted by MFS.

Under the fund's valuation policy and procedures, market quotations are not considered to be readily available for debt instruments and many types of derivatives. These investments are generally valued at fair value as determined by MFS based on information from third-party pricing services or otherwise determined by MFS in accordance with its fair valuation policy and procedures. These valuations can be based on both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads, and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but the fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions.

In addition, investments may be valued at fair value if MFS determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as

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developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, foreign equity securities may often be valued at fair value. MFS generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost, and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment.

The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Distributions

The fund intends to declare and pay any dividends to shareholders at least annually.

Any capital gains are distributed at least annually.

Distribution Options

The following distribution options are generally available for Class A, Class B, Class C, and Class I shares:

• Dividend and capital gain distributions automatically reinvested in additional shares (this option will be assigned if no other option is specified);

• Dividend distributions in cash; capital gain distributions automatically reinvested in additional shares;

• Dividend and capital gain distributions in cash; or

• Dividend and capital gain distributions automatically reinvested into the same class of shares of another MFS fund (not available for Class B shares).

Not all options are available for every class or every account.

Dividends and capital gain distributions for Class R1, Class R2, Class R3, Class R4, and Class R6 shares can only be reinvested in additional shares of the fund, except with respect to Class R6 shares, (i) certain institutional shareholders, (ii) shareholders who purchase shares through brokerage programs of certain financial intermediaries, and (iii) shareholders who purchase shares through asset-based fee programs of certain financial intermediaries may elect any of the other distribution options described above.

The distribution option for accounts with dividend distributions of less than $10 generally will be changed to reinvestment in additional shares of the fund. If you have elected to receive distributions in cash, and the postal service is unable to deliver checks to your address of record, or you do not respond to mailings from MFSC with regard to uncashed distribution checks, your distribution option may be converted to having all distributions reinvested in additional shares. You should contact MFSC to change your distribution option, and your request to do so must be received by MFSC before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund will have on your particular tax situation, including possible U.S. federal, state, and local and non-U.S. taxes. This discussion does not apply to shares of the fund held through tax-advantaged accounts such as retirement plans or by shareholders that are not "United States persons" under the Internal Revenue Code of 1986, as amended (the Internal Revenue Code).

The fund expects to distribute substantially all of its income and gains annually. Distributions from the fund are taxable whether you receive them in cash or reinvest them in additional shares. If you buy shares when the fund has realized but not yet distributed ordinary income or capital gains, you will pay full price for the shares and then receive a portion back as a taxable distribution if you continue to hold the shares through that distribution’s record date.

Any gain resulting from the redemption, sale, or exchange of your shares will generally also be subject to tax.

For U.S. federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the fund owned or is deemed to have owned the investments that generated them, rather than how long you have owned your shares of the fund. Distributions of gains from the sale of investments that the fund owned for more than one year and that are properly reported by the fund as capital gain dividends will be treated as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. Distributions of gains from the sale of investments that the fund owned for one year or less will be taxable as ordinary income. If some or all of the fund’s income derives from “qualified dividend income” and if you are an individual who meets holding period and other requirements with respect to the fund’s shares, those distributions that are properly reported by the fund as derived from qualified dividend income are taxed to you at the reduced rates applicable to net capital gains. The portion of the fund's distributions that will be derived from qualified dividend income will increase with increased allocations to equity fund classes.

A 3.8% Medicare contribution tax is generally imposed on distributions paid by the fund (other than exempt-interest dividends, if any) to, and net gains recognized on the sale, redemption, exchange, or other taxable disposition of shares of the fund by certain individuals, estates, and trusts to the extent their income exceeds certain threshold amounts.

Investing in underlying funds could affect the amount, timing, and character of distributions from the fund, and, therefore, may increase the amount of taxes payable by shareholders.

Investments by the underlying funds in foreign securities may be subject to foreign withholding or other taxes, which will decrease the fund's return on those securities.

If at the close of each quarter of the fund's taxable year, at least 50% of its total assets consists of interests in other regulated investment companies, the fund will be permitted to elect to pass through to its shareholders foreign income and other similar taxes paid by the fund in respect of foreign securities it holds directly or by an underlying fund that itself is eligible to elect and so elected to pass such taxes through to shareholders. If the fund makes such an election, you must include your share of those taxes in gross income as a distribution from the fund, and you will be allowed to claim a tax credit (or a deduction) for such taxes.

The IRS Form 1099 that is provided to you early each year details your distributions from the fund and how they are treated for U.S. federal tax purposes, and cost basis information for shares purchased on or after January 1, 2012, that you redeemed, sold, or exchanged. Our default method for calculating cost basis is average cost basis. More information about other cost basis methods and a

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cost basis selection/change form is available on mfs.com. If your account is held by your financial intermediary, you must contact your financial intermediary to obtain information about available cost basis methods and cost basis elections for your account.

Information about the Summary Prospectus, Prospectus, and SAI

The summary prospectus, prospectus, and SAI for a fund provide information concerning the fund. The summary prospectus, prospectus, and SAI are updated at least annually and any information provided in a summary prospectus, prospectus, or SAI can be changed without a shareholder vote unless specifically stated otherwise. The summary prospectus, prospectus, and SAI are not contracts between the fund and its shareholders and do not give rise to any contractual rights or obligations or any shareholder rights other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Provision of Shareholder Reports and Summary Prospectuses

The fund produces shareholder reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one paper copy of the fund’s annual and semiannual shareholder report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Additional Information on Fees and Expenses and Performance

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund’s most recently completed fiscal year, and a weighted average of the total annual fund operating expenses and the fee charged (if any) by the fund(s) in which the fund invested during the fund’s most recently completed fiscal year, expressed as a percentage of a class' average net assets during the period. The fund invests in Class R6 shares of the underlying funds. Expenses for Class B and for Class R1 shares have been adjusted to reflect the full impact of the distribution fee. Annual fund operating expenses have not been adjusted to reflect the fund’s current asset size. In general, annual fund operating expenses, expressed as a percentage of a class' average net assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

Performance Information

All performance information shown in the “Class A Bar Chart” and the “Performance Table” reflects any applicable fee reductions and waivers and expense reimbursements and payments in effect during the periods shown; without these, the performance would have been lower.

From time to time, the fund may receive proceeds from litigation settlements, without which performance would be lower.

24

MFS Lifetime 2060 Fund

Financial Highlights

The financial highlights are intended to help you understand a fund’s financial performance for the past five years. Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, is filed with the SEC on Form N-CSR and is available online at funds.mfs.com and upon request by contacting MFSC (please see back cover for address and telephone number). The fund’s independent registered public accounting firm is Ernst & Young LLP.

	Year ended
Class A	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$16.08	$15.37	$13.87	$14.54	$15.99
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.39	$0.36	$0.22	$0.30	$0.78
Net realized and unrealized gain (loss)	3.47	0.97	1.72	(0.30)	(1.22)
Total from investment operations	$3.86	$1.33	$1.94	$0.00(w)	$(0.44)
Less distributions declared to shareholders
From net investment income	$(0.39)	$(0.36)	$(0.20)	$(0.28)	$(0.79)
From net realized gain	(0.71)	(0.26)	(0.24)	(0.39)	(0.22)
Total distributions declared to shareholders	$(1.10)	$(0.62)	$(0.44)	$(0.67)	$(1.01)
Net asset value, end of period (x)	$18.84	$16.08	$15.37	$13.87	$14.54
Total return (%) (r)(s)(t)(x)	24.43	8.61	14.12	0.35	(3.51)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.53	0.59	0.61	0.70	0.79
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	2.17	2.18	1.48	2.17	4.80
Portfolio turnover rate	15	18	7	14	18
Net assets at end of period (000 omitted)	$22,838	$18,302	$15,598	$11,316	$8,023

	Year ended
Class B	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$16.16	$15.40	$13.87	$14.52	$15.95
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.38	$0.35	$0.08	$0.19	$0.65
Net realized and unrealized gain (loss)	3.49	0.99	1.75	(0.29)	(1.21)
Total from investment operations	$3.87	$1.34	$1.83	$(0.10)	$(0.56)
Less distributions declared to shareholders
From net investment income	$(0.38)	$(0.32)	$(0.06)	$(0.16)	$(0.65)
From net realized gain	(0.71)	(0.26)	(0.24)	(0.39)	(0.22)
Total distributions declared to shareholders	$(1.09)	$(0.58)	$(0.30)	$(0.55)	$(0.87)
Net asset value, end of period (x)	$18.94	$16.16	$15.40	$13.87	$14.52
Total return (%) (r)(s)(t)(x)	24.39	8.62	13.27	(0.41)	(4.15)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.53	0.58	1.36	1.45	1.54
Expenses after expense reductions (h)	0.25	0.25	1.00	1.00	1.00
Net investment income (loss) (l)	2.11	2.12	0.58	1.35	4.02
Portfolio turnover rate	15	18	7	14	18
Net assets at end of period (000 omitted)	$159	$146	$150	$168	$179

25

MFS Lifetime 2060 Fund

	Year ended
Class C	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$15.90	$15.21	$13.74	$14.41	$15.86
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.25	$0.22	$0.10	$0.19	$0.67
Net realized and unrealized gain (loss)	3.42	0.98	1.71	(0.29)	(1.23)
Total from investment operations	$3.67	$1.20	$1.81	$(0.10)	$(0.56)
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.25)	$(0.10)	$(0.18)	$(0.67)
From net realized gain	(0.71)	(0.26)	(0.24)	(0.39)	(0.22)
Total distributions declared to shareholders	$(0.97)	$(0.51)	$(0.34)	$(0.57)	$(0.89)
Net asset value, end of period (x)	$18.60	$15.90	$15.21	$13.74	$14.41
Total return (%) (r)(s)(t)(x)	23.48	7.79	13.30	(0.40)	(4.20)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.28	1.34	1.36	1.45	1.54
Expenses after expense reductions (h)	0.99	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.39	1.36	0.71	1.38	4.14
Portfolio turnover rate	15	18	7	14	18
Net assets at end of period (000 omitted)	$2,114	$1,677	$1,468	$1,091	$891

	Year ended
Class I	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$16.24	$15.51	$13.99	$14.65	$16.09
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.46	$0.38	$0.26	$0.33	$0.85
Net realized and unrealized gain (loss)	3.47	1.01	1.73	(0.29)	(1.25)
Total from investment operations	$3.93	$1.39	$1.99	$0.04	$(0.40)
Less distributions declared to shareholders
From net investment income	$(0.43)	$(0.40)	$(0.23)	$(0.31)	$(0.82)
From net realized gain	(0.71)	(0.26)	(0.24)	(0.39)	(0.22)
Total distributions declared to shareholders	$(1.14)	$(0.66)	$(0.47)	$(0.70)	$(1.04)
Net asset value, end of period (x)	$19.03	$16.24	$15.51	$13.99	$14.65
Total return (%) (r)(s)(t)(x)	24.67	8.92	14.39	0.64	(3.25)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.28	0.34	0.36	0.45	0.54
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.55	2.30	1.78	2.38	5.20
Portfolio turnover rate	15	18	7	14	18
Net assets at end of period (000 omitted)	$1,339	$896	$576	$396	$295

26

MFS Lifetime 2060 Fund

	Year ended
Class R1	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$16.19	$15.47	$13.95	$14.57	$16.01
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.38	$0.36	$0.21	$0.26	$0.65
Net realized and unrealized gain (loss)	3.50	0.98	1.75	(0.29)	(1.22)
Total from investment operations	$3.88	$1.34	$1.96	$(0.03)	$(0.57)
Less distributions declared to shareholders
From net investment income	$(0.39)	$(0.36)	$(0.20)	$(0.20)	$(0.65)
From net realized gain	(0.71)	(0.26)	(0.24)	(0.39)	(0.22)
Total distributions declared to shareholders	$(1.10)	$(0.62)	$(0.44)	$(0.59)	$(0.87)
Net asset value, end of period (x)	$18.97	$16.19	$15.47	$13.95	$14.57
Total return (%) (r)(s)(t)(x)	24.37	8.61	14.15	0.09	(4.20)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.53	0.59	0.61	0.96	1.54
Expenses after expense reductions (h)	0.25	0.25	0.25	0.50	1.00
Net investment income (loss) (l)	2.12	2.16	1.46	1.85	3.99
Portfolio turnover rate	15	18	7	14	18
Net assets at end of period (000 omitted)	$127	$102	$94	$82	$82

	Year ended
Class R2	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$16.06	$15.36	$13.86	$14.52	$15.97
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.25	$0.32	$0.18	$0.23	$0.75
Net realized and unrealized gain (loss)	3.55	0.97	1.73	(0.27)	(1.23)
Total from investment operations	$3.80	$1.29	$1.91	$(0.04)	$(0.48)
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.33)	$(0.17)	$(0.23)	$(0.75)
From net realized gain	(0.71)	(0.26)	(0.24)	(0.39)	(0.22)
Total distributions declared to shareholders	$(1.00)	$(0.59)	$(0.41)	$(0.62)	$(0.97)
Net asset value, end of period (x)	$18.86	$16.06	$15.36	$13.86	$14.52
Total return (%) (r)(s)(t)(x)	24.05	8.32	13.92	0.04	(3.73)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.78	0.84	0.86	0.96	1.04
Expenses after expense reductions (h)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	1.37	1.93	1.23	1.66	4.62
Portfolio turnover rate	15	18	7	14	18
Net assets at end of period (000 omitted)	$3,215	$3,988	$3,262	$2,203	$2,107

27

MFS Lifetime 2060 Fund

	Year ended
Class R3	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$16.11	$15.39	$13.89	$14.56	$16.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.40	$0.35	$0.22	$0.30	$0.77
Net realized and unrealized gain (loss)	3.46	0.99	1.72	(0.30)	(1.21)
Total from investment operations	$3.86	$1.34	$1.94	$0.00(w)	$(0.44)
Less distributions declared to shareholders
From net investment income	$(0.39)	$(0.36)	$(0.20)	$(0.28)	$(0.78)
From net realized gain	(0.71)	(0.26)	(0.24)	(0.39)	(0.22)
Total distributions declared to shareholders	$(1.10)	$(0.62)	$(0.44)	$(0.67)	$(1.00)
Net asset value, end of period (x)	$18.87	$16.11	$15.39	$13.89	$14.56
Total return (%) (r)(s)(t)(x)	24.38	8.64	14.12	0.36	(3.46)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.53	0.59	0.61	0.70	0.79
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	2.21	2.10	1.51	2.17	4.74
Portfolio turnover rate	15	18	7	14	18
Net assets at end of period (000 omitted)	$72,521	$66,823	$63,579	$43,119	$28,505

	Year ended
Class R4	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$16.23	$15.50	$13.97	$14.64	$16.07
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.40	$0.40	$0.23	$0.32	$0.57
Net realized and unrealized gain (loss)	3.54	0.99	1.77	(0.29)	(0.98)
Total from investment operations	$3.94	$1.39	$2.00	$0.03	$(0.41)
Less distributions declared to shareholders
From net investment income	$(0.43)	$(0.40)	$(0.23)	$(0.31)	$(0.80)
From net realized gain	(0.71)	(0.26)	(0.24)	(0.39)	(0.22)
Total distributions declared to shareholders	$(1.14)	$(0.66)	$(0.47)	$(0.70)	$(1.02)
Net asset value, end of period (x)	$19.03	$16.23	$15.50	$13.97	$14.64
Total return (%) (r)(s)(t)(x)	24.71	8.91	14.45	0.57	(3.31)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.28	0.34	0.36	0.45	0.55
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.23	2.39	1.56	2.29	3.51
Portfolio turnover rate	15	18	7	14	18
Net assets at end of period (000 omitted)	$6,263	$5,668	$4,458	$7,987	$3,227

28

MFS Lifetime 2060 Fund

	Year ended
Class R6	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$16.28	$15.55	$14.01	$14.67	$16.11
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.46	$0.42	$0.28	$0.40	$0.88
Net realized and unrealized gain (loss)	3.51	1.00	1.75	(0.34)	(1.26)
Total from investment operations	$3.97	$1.42	$2.03	$0.06	$(0.38)
Less distributions declared to shareholders
From net investment income	$(0.46)	$(0.43)	$(0.25)	$(0.33)	$(0.84)
From net realized gain	(0.71)	(0.26)	(0.24)	(0.39)	(0.22)
Total distributions declared to shareholders	$(1.17)	$(0.69)	$(0.49)	$(0.72)	$(1.06)
Net asset value, end of period (x)	$19.08	$16.28	$15.55	$14.01	$14.67
Total return (%) (r)(s)(t)(x)	24.83	9.05	14.65	0.77	(3.15)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.13	0.19	0.21	0.31	0.40
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.53	2.54	1.89	2.87	5.38
Portfolio turnover rate	15	18	7	14	18
Net assets at end of period (000 omitted)	$163,047	$120,351	$103,606	$60,227	$35,897

(d)	Per share data is based on average shares outstanding.
(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

29

MFS Lifetime 2060 Fund

Appendix A - Waivers and Reductions of Sales Charges

This Appendix sets forth the various circumstances in which the initial sales charge (ISC) and/or the CDSC is waived or reduced for the MFS funds’ share classes. The waivers and reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction. Financial intermediaries may have different policies and procedures regarding the availability of ISC or CDSC waivers, which are discussed below. In all instances, it is your responsibility to notify your financial intermediary or MFSC at the time of purchase of any relationship or other facts qualifying you for sales charge waivers or reductions. For waivers and reductions not available through a particular financial intermediary, shareholders will have to purchase fund shares through another financial intermediary or directly from the fund to receive these waivers or reductions. You should contact your financial intermediary or MFSC if you have questions on the waivers and reductions that apply to your account and/or transaction type, including whether your account is maintained at an omnibus level with the fund by your financial intermediary. The following Categories of waivers and reductions apply:

• Merrill Lynch (Merrill) – If Merrill is the record owner of your shares and/or broker of record on your account and the account is maintained at an omnibus level by Merrill with the fund, Category II waivers apply.

• Ameriprise Financial – If Ameriprise Financial is the record owner and/or broker of record on your account invested in Class A shares and the account is maintained at an omnibus level by Ameriprise Financial with the fund, Category III waivers apply.

• Morgan Stanley – If Morgan Stanley is the record owner and/or broker of record on your account invested in Class A shares of the fund and the account is a Morgan Stanley Wealth Management transactional brokerage account maintained at an omnibus level by Morgan Stanley with the fund, Category IV waivers apply.

• Raymond James – If you are invested in shares of the fund through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, and the account is maintained at an omnibus level by Raymond James with the fund, Category V waivers apply.

• Janney Montgomery Scott LLC (Janney) – If you are invested in shares of the fund through an account maintained at an omnibus level by or on behalf of Janney with the fund, Category VI waivers apply.

• Edward Jones – If you are invested in shares of the fund through an Edward Jones platform or account maintained at an omnibus level by Edward Jones with the fund, Category VII waivers apply.

• D.A. Davidson & Co. (D.A. Davidson) – If you are invested in shares of the fund through a D.A. Davidson platform or account maintained at an omnibus level by or on behalf of D.A. Davidson with the fund, Category VIII waivers apply.

• Baird – If you are invested in shares through a Baird platform or account maintained at an omnibus level by or on behalf of Baird with the fund, Category IX waivers apply.

• J.P. Morgan Securities LLC – If you are invested in shares of the fund through an applicable J.P. Morgan Securities LLC brokerage account, Category X waivers apply.

• Stifel, Nicolaus & Company, Incorporated (Stifel) – If you are invested in shares of the fund through an applicable Stifel brokerage account, Category XI waivers apply.

• Wells Fargo Clearing Services, LLC and Wells Fargo Advisors Financial Network, LLC (collectively, "Wells Fargo Advisors") – If you are invested in shares of the fund through an applicable Wells Fargo Advisors brokerage account, Category XII waivers apply.

• All Others – Category I waivers apply to other accounts and transactions that do not otherwise fall under Category II – XII.

Not all MFS funds offer each share class. In order to qualify for a sales charge waiver or reduction, you must advise MFSC or your financial intermediary that you are eligible for the waiver at the time of purchase and/or redemption. The fund, MFS, and their affiliates reserve the right to eliminate, modify, and add waivers and reductions of sales charges at any time at their discretion.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect prior to an exchange based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC. If you exchange your shares out of MFS U.S. Government Money Market Fund or MFS U.S. Government Cash Reserve Fund into Class A shares of any other MFS fund, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares. You will not pay the initial sales charge if:

• the shares exchanged from either MFS fund were acquired by an exchange from any other MFS fund;

• the shares exchanged from either MFS fund were acquired by automatic investment of distributions from any other MFS fund; or

• the shares being exchanged would have, at the time of purchase, been eligible for purchase at net asset value had you invested directly in the MFS fund into which the exchange is being made.

In addition, transfers, rollovers, or other transactions from an account to a second account that purchases shares of the same class of the same fund or another MFS fund will not be charged the CDSC or ISC, as applicable, provided that the redemption order from the first account and the purchase order for the second account are combined into a single order for the transfer, rollover, or other transaction, and MFSC has available to it the necessary information about the CDSC applicable to the first account. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the fund in the first account and the original purchase date of the shares subject to the CDSC. You should contact your financial intermediary or MFSC if you have questions on the sales charge waivers and reductions that apply in a transfer between accounts, including whether MFSC has the required information.

The CDSC may be waived from time to time pursuant to Conduct Rule 2341 of FINRA.

With respect to MFS Municipal Income Fund, all references to Class A shares shall also apply to Class A1 shares and all references to Class B shares shall also apply to Class B1 shares.

A-1

MFS Lifetime 2060 Fund

WAIVERS AND REDUCTIONS

Financial Intermediary Category I

Eligible Accounts: Accounts that are not Eligible for Financial Intermediary Categories II – XII

As used below, the term “ESP” refers to employer sponsored plans; the term “SRO” refers to salary reduction only plans; the term “Employer Retirement Plans” includes 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level; the term “IRA” refers to traditional, Roth, rollover, SEP and SIMPLE IRAs; the term “ERISA” refers to the Employment Retirement Income Security Act of 1974, as amended.

GENERAL WAIVERS

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√	√	√
Shares acquired by automatic reinvestment of distributions of dividends and capital gains of any MFS fund into the same class of shares of another MFS fund.	√	√	√	√
B. Affiliates of Funds/Certain Financial Advisers
Shares acquired by officers, eligible directors, employees (including former employees), and agents of MFS, Sun Life Financial, or any of their subsidiary companies.	√	√	√	√
Shares acquired by trustees and former trustees of any investment company for which MFD serves as distributor.	√	√	√	√
Shares acquired by employees, directors, partners, officers, and trustees of any subadvisor to any MFS fund.	√	√	√	√

Shares acquired by certain family members of any such individual identified above and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√

Shares acquired by employees or registered representatives (including former employees) of financial intermediaries that have a selling agreement with MFD or an employee’s spouse (or legal equivalent under applicable state law) or employee’s children under the age of 21. For employees or registered representatives of such financial intermediaries who established an account with MFS prior to May 1, 2006, shares acquired by certain family members of employees or registered representatives of financial intermediaries and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√
Shares acquired by institutional clients of MFS or MFS Institutional Advisors, Inc.	√	√	√	√
C. Involuntary Redemptions
Shares redeemed at a fund’s direction due to the small size of a shareholder’s account.		√	√	√
D. Investment of Proceeds From Certain Redemptions of Class I Shares

The initial sales charge imposed on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class A shares, are waived with respect to Class A shares acquired of any MFS fund through the immediate reinvestment of the proceeds of a redemption of Class I shares of any MFS fund.

	√	√
E. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A shares, whichever is later).

		√	√	√
F. Death of Owner
Shares redeemed on account of the death of the account owner (e.g., shares redeemed by the estate or any		√	√	√

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MFS Lifetime 2060 Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
transferee of the shares from the estate) if the shares were held solely in the deceased individual’s name, or for the benefit of the deceased individual.
G. Disability of Owner

Shares redeemed on account of the disability of the account owner if shares are held either solely or jointly in the disabled individual’s name or for the benefit of the disabled individual (in which case a disability certification form is required to be submitted to MFSC), or shares redeemed on account of the disability of the 529 account beneficiary.

		√	√	√
H. Asset-Based Fee Programs
Shares acquired by investors who purchase shares through asset-based fee programs available through financial intermediaries.	√	√
I. Insurance Company Separate Accounts
Shares acquired by insurance company separate accounts.	√	√
J. No Commissions Paid
Shares redeemed where MFD has not paid an up-front commission with respect to the sale of the shares, provided that such arrangement meets certain conditions established by MFD from time to time.		√	√	√
K. Conversions
In connection with a conversion from Class A shares to Class I shares of the same fund.		√
In connection with a conversion from Class A shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.		√
In connection with a conversion from Class B shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.			√
In connection with a conversion from Class C shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.				√
In connection with a conversion from Class I shares to Class A shares of the same fund.	√	√
In connection with an automatic conversion from Class B shares to Class A shares of the same fund.	√	√
In connection with an automatic conversion from Class C shares to Class A shares of the same fund.	√	√

In connection with a conversion from Class C shares to Class A shares of the same fund if the shareholder's financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD.

	√	√		√
L. Exchanges
The initial sales charge imposed on purchases of Class A shares is waived on shares purchased pursuant to an Automatic Exchange Plan.	√
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased by exchange from another MFS fund.	√
M. Reinstatement Privilege
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased pursuant to the Reinstatement Privilege as described below.	√
N. Large Purchases

The initial sales charge imposed on purchases of Class A shares is waived for purchases in excess of the maximum breakpoint amount described under "Description of Share Classes – Sales Charges and Waivers and Reductions" in the fund's prospectus.

Letter of Intent or Right of Accumulation provisions may apply for purposes of determining purchase amount as described below.

√
O. Miscellaneous
In connection with settlements reached between certain broker/dealers and FINRA, the SEC, and/or other regulatory	√	√

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MFS Lifetime 2060 Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC

bodies regarding sales of Class B and Class C shares in excess of certain dollar thresholds, the fund will, at times, permit shareholders who are clients of these firms to redeem Class B and Class C shares of the fund and concurrently purchase Class A shares without paying an initial sales charge.

P. Self-Directed Brokerage Account Platforms (Class A shares only)

Shares acquired through a self-directed brokerage account platform (that may or may not charge a transaction fee to investors) offered by a financial intermediary who has entered into an agreement with MFD to offer fund shares through such platform. As of the date of the fund's prospectus, the following financial intermediaries had entered into an agreement with MFD to offer fund shares through such a platform: Charles Schwab & Co. Inc.; E*TRADE Securities LLC; Fidelity Brokerage Services LLC; GWFS Equities, Inc.; J.P. Morgan Securities LLC; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Morgan Stanley Smith Barney LLC; National Financial Services LLC; Nationwide Financial Services, Inc.; Nationwide Securities LLC; and Vanguard Marketing Corporation.

	√	√

Q. LPL Mutual Funds Only Platform (Class A shares only)
Shares acquired through the Mutual Fund Only Platform or other similar platform offered by LPL Financial LLC who has entered into an agreement with MFD to offer fund shares through such platform.	√	√

WAIVERS FOR RETIREMENT PLANS

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. General Waivers
Employer Retirement Plans.	√	√

In connection with a direct rollover of units from the MFS 529 Savings Plan to a Roth IRA held directly with MFSC pursuant to Section 126 of the SECURE 2.0 Act. Transfers of holdings of MFS Funds to a Roth IRA held with a brokerage firm or other financial intermediary and not established through MFSC are subject to the policies of such brokerage firm or financial intermediary which may differ with respect to such rollovers.

√
B. Benefit Responsive Waivers
Distributions made from an IRA, SAR-SEP, or a 403(b) SRO Plan pursuant to Section 72(t) of the Internal Revenue Code of 1986, as amended.		√	√	√
Death, disability, or retirement of 401(a) or ESP Plan participant, or death or disability of IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant.		√	√	√

Eligible participant distributions, such as distributions due to death, disability, financial hardship, retirement, and termination of employment from nonqualified deferred compensation plans (excluding, however, a termination of a plan).

		√	√	√
Loan from 401(a) or ESP Plan.		√	√	√
Financial hardship (as defined in U.S. Treasury Department Regulation Section 1.401(k)-l(d)(2), as amended from time to time) for 401(a) Plans and ESP Plans.		√	√	√
Termination of employment of 401(a) or ESP Plan participant (excluding, however, a termination of the Plan).		√	√	√
Tax-free return of excess 401(a) Plan, ESP Plan, IRA, or SAR-SEP contributions.		√	√	√
Certain involuntary redemptions and redemptions in connection with certain automatic withdrawals from a 401(a) Plan.		√	√	√

Required minimum distributions pursuant to Internal Revenue Code rules made on or after the 401(a) Plan participant, ESP Plan participant, IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant, as applicable, has attained the age at which such distributions are required under Internal Revenue Code rules.

		√	√	√

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MFS Lifetime 2060 Fund

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period (36 months for shareholders with an LOI entered into prior to February 1, 2023, with a $1 million commitment) and investments in the MFS 529 Savings Plan. Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

For each purchase you make under the LOI you will pay the initial sales charge rate applicable to the total amount you intended to purchase.

Out of the shareholder's initial purchase (or subsequent purchases if necessary), 5% of the dollar amount specified in the Letter of Intent application shall be held in escrow by MFSC in the form of shares registered in the shareholder's name. All distributions on escrowed shares will be paid to the shareholder or to the shareholder's order. At the end of the 13-month period or 36-month period, as applicable, the shareholder will be notified, the escrowed shares will be released, and the Letter of Intent will be terminated.

If the intended minimum investment amount is not completed, MFSC will redeem an appropriate number of the escrowed shares in order to pay the higher sales charge level for the amount actually purchased. Shares remaining after any such redemption will be released by MFSC. By completing and signing the Account Application or separate Service Application, the shareholder irrevocably appoints MFSC his or her attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.

To establish an LOI, complete the Letter of Intent section of your account application or service application. In order to benefit from the LOI, it is your responsibility to inform your financial intermediary or MFSC that the LOI is in effect each time shares of a fund are purchased.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds and/or any investments in the MFS 529 Savings Plan, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA. For purposes of obtaining reduced sales charges under the LOI and ROA, you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

Eligible accounts that you may link under an LOI and ROA are:

• Individual accounts;

• Joint accounts;

• Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

• Certain single-participant retirement plan accounts;

• Certain Individual Retirement Accounts;

• Uniform Gifts/Transfers to Minor Acts accounts; and

• Accounts held in the name of your financial intermediary on your behalf.

In addition to the accounts set forth above which are eligible for linking, you may also combine any of your investments in the MFS 529 Savings Plan for purposes of obtaining reduced sales charges on purchases of Class A shares of any MFS fund.

It is your responsibility to inform the broker/dealer for each current purchase of any accounts held with the MFS funds that you believe are eligible to be linked under an LOI or an ROA and of any investments you have in the MFS 529 Savings Plan that are also able to be counted for purposes of obtaining reduced sales charges on purchases of Class A shares of any MFS fund. If you have not designated a broker/dealer, you should inform MFSC directly of any accounts held with the MFS funds and of any investments in the MFS 529 Savings Plan that you believe are eligible to be counted under an LOI or an ROA. You should provide your financial intermediary (or MFSC if you have not designated a broker/dealer) with certain supporting information at the time of each purchase regarding accounts held with the MFS funds and investments in the MFS 529 Savings Plan that are eligible to be combined for purposes of an LOI or ROA. Such information may include shareholder identification numbers or applicable account numbers or account statements. Your financial intermediary is responsible for taking into account this information about accounts eligible to be combined (including any MFS 529 Savings Plan investments) when transmitting your purchase order to the fund.

Group Purchases. A bona fide group and all its members may be treated at MFD's discretion as a single purchaser and, under the ROA (but not the LOI), obtain quantity sales charge discounts on the purchase of Class A or Class A1 shares if the group (1) gives its endorsement or authorization to the investment program so that it may be used by the financial intermediary to facilitate solicitation of the membership, thus effecting economies of the sales efforts; (2) has a legitimate purpose other than to purchase mutual fund shares at a discount; (3) is not a group of individuals whose sole organizational nexus is as credit cardholders of a company, policyholders of an insurance company, customers of a bank or financial intermediary, clients of an investment adviser, or other similar groups; and (4) agrees to provide certification of membership of those members investing money in the funds upon the request of MFD. Employer-sponsored retirement plans, such as a 401(a) plan, 457 deferred compensation plan, an Employer Sponsored Group IRA, and an IRA SEP/SARSEP, SIMPLE and 403(b) plans, may qualify as a bona fide group if they meet the above criteria.

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MFS Lifetime 2060 Fund

Reinstatement Privilege. Within 90 days of a redemption of Class A, Class B, or Class C shares, you have a one-time right per fund per registration to reinvest the proceeds of such redemption into Class A shares of the same fund or another MFS fund without paying an initial sales charge. For clarity, proceeds can only be reinvested in Class A shares of an MFS fund under the same account registration as the redeemed shares.

Any CDSC paid upon the redemption of Class A shares will be credited to your account, and your new Class A shares will be subject to a CDSC according to the CDSC schedule applicable to your original shares.

Any CDSC paid upon the redemption of Class B or Class C shares will not be credited to your account and the Class A shares purchased using this reinstatement privilege will not be subject to a CDSC.

In order to benefit from the reinstatement privilege, it is your responsibility to inform your financial intermediary or MFSC that the reinstatement privilege is in effect each time shares of the fund are purchased under this privilege.

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MFS Lifetime 2060 Fund

Financial Intermediary Category II

Eligible Accounts: Accounts with Merrill Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Merrill with the Fund

Purchases or sales of front-end (for example, Class A) or level-load (for example, Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this Fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.

It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.

Additional information on waivers, discounts, and share class exchanges is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement") and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

Front-end Load Waivers Available at Merrill

Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

Shares purchased through a Merrill investment advisory program
Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account
Shares purchased through the Merrill Edge Self-Directed platform
Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account
Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement

Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement)

Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g., the fund’s officers or trustees)

Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement

Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end, Back-end, and Level Load Shares Available at Merrill

Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22(e)(3))
Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement
Shares sold due to return of excess contributions from an IRA account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation

Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g., traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund

Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent

Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement

Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of

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MFS Lifetime 2060 Fund

mutual fund family assets held in accounts in their Merrill Household

On or about May 1, 2026, assets not held at Merrill will no longer be included in the ROA calculation. For more detail on the timing and calculation, please refer to the Merrill SLWD Supplement.

Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement

On or about May 1, 2026, Merrill will no longer accept new LOIs. For more detail on the timing, please refer to the Merrill SLWD Supplement.

A-8

MFS Lifetime 2060 Fund

Financial Intermediary Category III

Eligible Accounts: Accounts Investing in Shares of the Fund with Ameriprise Financial Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Ameriprise Financial with the Fund

Shareholders purchasing fund shares through an Ameriprise Financial platform or account will be eligible only for the following front-end sales charge waivers (“ISC”) or contingent deferred sales charge (“CDSC”) waivers, as applicable, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI. Shareholders remain eligible for other reductions in front-end sales charges available pursuant to exchange features or volume breakpoints (including Rights of Accumulation (“ROA”) and Letter of Intent (“LOI”) programs) as described elsewhere in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the same fund.	√	√
B. Employees/Registered Representatives of Ameriprise Financial
Shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.	√	√

Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial financial adviser and/or the adviser’s spouse, adviser’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), adviser’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

	√	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to an ISC or CDSC.

	√	√	√
D. Retirement Plans

Shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, or SAR-SEPs.

	√	√
E. Transactions Between Share Classes

Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load-waived shares, that waiver will also apply to such exchanges.

	√	√
F. Death or Disability of Owner
Redemptions due to the death or disability of the shareholder.		√	√
G. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
H. Benefit Responsive Waivers for Retirement Accounts
Redemptions made in connection with a return of excess contributions from an IRA account.		√	√
Redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.		√	√

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MFS Lifetime 2060 Fund

Financial Intermediary Category IV

Eligible Accounts: Accounts Investing in Class A Shares through a Morgan Stanley Wealth Management Transactional Brokerage Account Maintained at an Omnibus Level with the Fund

Shareholders purchasing fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the fund’s prospectus or SAI. Shareholders remain eligible for other reductions in Class A front-end sales charges available pursuant to exchange features or volume breakpoints (including Rights of Accumulation (ROA) and Letter of Intent (LOI) programs) as described elsewhere in the fund's prospectus or SAI.

Class A Front-end Sales Charge Waived
Waiver Category	Class A ISC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees of Morgan Stanley
Morgan Stanley employee and employee-related accounts according to Morgan Stanley's account linking rules.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

√
D. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
E. Morgan Stanley Self-Directed Programs
Shares purchased through a Morgan Stanley self-directed brokerage account.	√
F. Morgan Stanley Wealth Management Share Class Conversion Program

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.

√

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MFS Lifetime 2060 Fund

Financial Intermediary Category V

Eligible Accounts: Accounts Investing in Shares through a Raymond James Platform or Account Maintained at an Omnibus Level by Raymond James with the Fund

Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI. In all instances, it is the purchaser's responsibility to notify the purchaser's financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. As described elsewhere in the fund's prospectus or SAI, there is no initial sales charge imposed on purchases of Class A shares pursuant to an Automatic Exchange Plan or purchased by exchange from another MFS fund.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Investment Advisory Programs
Shares purchased in a Raymond James investment advisory program.	√
B. Dividend and Distribution Reinvestment
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.	√
C. Employees/Registered Representatives of Raymond James
Shares acquired by employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.	√
D. Large Purchases
Breakpoints as described in the fund's prospectus.	√
E. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as "Rights of Reinstatement").

	√	√	√	√
F. Raymond James Share Class Conversion Program

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

√
G. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√	√
H. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A shares, whichever is later).

		√	√	√
I. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√	√
J. Payment of Raymond James Fees
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.		√	√	√
K. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
L. Letters of Intent

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MFS Lifetime 2060 Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

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MFS Lifetime 2060 Fund

Financial Intermediary Category VI

Eligible Accounts: Accounts Maintained at an Omnibus Level by or on behalf of Janney Montgomery Scott LLC with the Fund

Shareholders purchasing fund shares through an account maintained at an omnibus level with the fund by Janney Montgomery Scott LLC (Janney), or by a clearing broker or custodian on behalf of Janney, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI. Customers of Janney whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased of the same fund within the MFS fund family through reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of Janney
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the MFS fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

	√	√	√
D. Transactions Between Share Classes and Funds
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney's policies and procedures.	√
Shares exchanged into the same share class of another MFS fund.		√	√
E. Death or Disability of Owner
Shares redeemed upon the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder's first withdrawal under the plan(s).		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

		√	√

H. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
I. Payment of Janney Fees
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.		√	√

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Right Of Accumulation (ROA). ROA, which entitles shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holdings of MFS fund family assets held by accounts within the shareholder's household at Janney. Eligible MFS fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial adviser about such assets.

Letter of Intent (LOI). LOI, which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period. Eligible MFS fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

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MFS Lifetime 2060 Fund

Financial Intermediary Category VII

Eligible Accounts: Accounts Investing in Shares of the Fund through an Edward Jones Platform or Account Maintained at an Omnibus Level by Edward Jones with the Fund

The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as "shareholders") purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from discounts and waivers described elsewhere in the fund's prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of MFS funds, or other facts qualifying the purchaser for breakpoints or waivers.  Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these breakpoints and waivers.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Fee-Based Programs
Shares purchased in an Edward Jones fee-based program.	√
Shares exchanged in an Edward Jones fee-based program.	√	√	√	√
B. Dividend and Distribution Reinvestment
Shares purchased within the MFS fund family through reinvestment of capital gains and dividend distributions.	√
C. Associates of Edward Jones

Shares acquired by associates of Edward Jones and its affiliates and other shareholders who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good standing and remains in good standing pursuant to Edward Jones' policies and procedures.

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D. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the MFS fund family so long as the following conditions are met (i) the proceeds are from the sale of shares within 60 days of the purchase; and (ii) the sale and purchase are made in the same share class and one of the following applies: (a) the sale and purchase occur in the same account or (b) the sale proceeds are used to process an individual retirement account (“IRA”) contribution, excess contributions, conversion, recharacterization of contributions, or distribution, and the purchase is done in an account within the same pricing group (as determined by Edward Jones under its policies and procedures).

The Reinstatement Privilege excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.

√
Shares acquired through NAV reinstatement.		√	√	√
E. Transactions between Share Classes and Funds

Shares converted from another share class into Class A shares of the same fund at the discretion of Edward Jones. Edward Jones will be responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable Class A sales charge as disclosed in the fund's prospectus.

√
Shares converted from Class C into Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.	√
F. Death or Disability of Owner
Shares sold on account of the death or disability of the account shareholder or 529 plan account beneficiary.		√	√	√
G. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder's first withdrawal under the plan(s).		√	√	√
H. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA.		√	√	√

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MFS Lifetime 2060 Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the sale is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

		√	√	√
I. Payment of Edward Jones Fees
Shares sold to pay Edward Jones fees or costs but only if the transaction is initiated by Edward Jones.		√	√	√
J. Large Purchases
Breakpoint amounts as described in the fund's prospectus, subject to the Rights of Accumulation rules described below.	√
K. Minimum Balances
Shares sold at the discretion of Edward Jones for Minimum Balances, as described below.		√	√	√

Description of Certain Policies for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). A shareholder may pay a reduced or no initial sales charge on purchases of Class A shares if the shareholder intends to invest a specific dollar amount in any class of any MFS fund within a 13-month period. The LOI is determined by calculating the higher of the cost paid by the shareholder or the market value of any existing qualifying holdings (as calculated at the beginning of the 13-month period) in combination with the value that the shareholder intends to purchase over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during the 13-month period will receive the sales charge and breakpoint discount that applies to the total amount.

If the shareholder does not purchase the intended amount within the 13-month period, the shareholder's account will be adjusted by selling the amount of shares needed to pay the higher initial sales charge level for the amount actually purchased. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce any sales charge previously paid. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Right Of Accumulation (ROA). Under the ROA, a shareholder may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the amount of the shareholder's investment with the shareholder's existing investments in the MFS funds and MFS 529 funds, based on the higher of the cost paid by the shareholder minus sales or the current market value of the applicable MFS funds and MFS 529 funds. For purposes of calculating the ROA, the shareholder's account may be grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations ("pricing groups") (as determined by Edward Jones under its policies and procedures). For purposes of calculating the ROA, holdings of shares of certain money market funds or shares held in group retirement plans are not taken into account. If grouping assets as a shareholder, the ROA includes all investments of a shareholder in the MFS funds and MFS 529 funds held on the Edward Jones platform and/or held on other platforms. The inclusion of investments in the MFS funds and MFS 529 funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts. Purchases by shareholders will be subject to a $250 initial purchase minimum and no subsequent purchase minimum.

Minimum Balances. Edward Jones has the right to sell at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not subject to this minimum balance policy: (1) a fee-based account held on an Edward Jones platform; (2) a 529 account held on an Edward Jones platform; or (3) an account with an active systematic investment plan or LOI (as defined above).

Changing Share Classes. At any time it deems necessary, Edward Jones has the authority to convert at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

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MFS Lifetime 2060 Fund

Financial Intermediary Category VIII

Eligible Accounts: Accounts Investing in Shares of the Fund through a D.A. Davidson & Co. Platform or Account Maintained at an Omnibus Level by or on behalf of D.A. Davidson & Co. with the Fund

Shareholders purchasing fund shares, including existing fund shareholders, through a D.A. Davidson &. Co. (D.A. Davidson) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which D.A. Davidson provides trade execution, clearance, and/or custody services, where such account is maintained on an omnibus level with the fund by D.A. Davidson, or by a clearing broker or custodian on behalf of D.A. Davidson, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI. Customers of D.A. Davidson whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased within the MFS fund family through systematic reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of D.A. Davidson
Shares acquired by employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the MFS fund family so long as the following conditions are met (i) the repurchase occurs within 90 days following the redemption; (ii) the redemption and purchase occur in the same account; and (iii) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of D.A. Davidson.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts if the redemption is taken in or after the year the shareholder reaches the qualified age based on IRS regulations.

		√	√
H. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser's household at D.A. Davidson. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

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I. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

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MFS Lifetime 2060 Fund

Financial Intermediary Category IX

Eligible Accounts: Accounts Investing in Shares through a Baird Platform or Account Maintained at an Omnibus Level by or on behalf of Baird with the Fund

Shareholders purchasing fund shares through a Baird platform or account maintained at an omnibus level with the fund by Baird, or by a clearing broker or custodian on behalf of Baird, will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or the SAI. Customers of Baird whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees/Registered Representatives of Baird
Shares acquired by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions from another MFS fund, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur within the purchaser’s Baird household, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as "Rights of Reinstatement").

	√	√	√

D. Transactions between Share Classes and Funds

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Baird.

√

E. Retirement Plans

Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

√
F. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
G. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
H. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√
I. Payment of Baird Fees
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.		√	√
J. Rights of Accumulation

Rights of Accumulations (ROAs) which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser’s household at Baird. Eligible MFS fund family assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial adviser about such assets.

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K. Letters of Intent
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of MFS fund family assets through Baird, over a 13-month period of time.	√

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MFS Lifetime 2060 Fund

Financial Intermediary Category X

Eligible Accounts: Accounts Investing in Shares through a J.P. Morgan Securities LLC Platform or Account Maintained at an Omnibus Level by J.P. Morgan Securities LLC with the Fund

If you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC, or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Transactions between Share Classes

Shares exchanged from Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.

√

A shareholder in the fund’s Class C shares will have their shares converted by J.P. Morgan Securities LLC to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.

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B. Retirement Plans

Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.

√
C. J.P. Morgan Securities LLC Self-Directed Investing accounts
Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.	√
D. Reinstatement Privilege
Shares purchased through rights of reinstatement.	√
Shares acquired through a right of reinstatement.		√	√
E. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).	√
F. Employees/Registered Representatives of J.P. Morgan Securities LLC
Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.	√
G. Death or Disability of Owner
Shares sold upon the death or disability of the shareholder.		√	√
H. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.		√	√
I. Benefit Responsive Waivers for Retirement Accounts
Shares purchased in connection with a return of excess contributions from an IRA account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.		√	√
J. Large Purchases
Breakpoints as described in the prospectus.	√
K. Rights of Accumulation

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MFS Lifetime 2060 Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC

Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.

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L. Letters of Intent
Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).	√

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MFS Lifetime 2060 Fund

Financial Intermediary Category XI

Eligible Accounts: Accounts Investing in Shares through a Stifel Platform or Account Maintained at an Omnibus Level by Stifel with the Fund

Shareholders purchasing or holding fund shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and CDSC, or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.

As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.

Stifel continually looks to provide its clients with the lowest cost share class available based on account type. Stifel reserves the right and you consent to the conversion of shares to the lowest cost share class available at Stifel if such share class becomes available or upon transfer of shares into an advisory program.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Front-end sales charge waivers on Class A shares available at Stifel

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund in the 7th year following the anniversary of the purchase date pursuant to Stifel’s policies and procedures. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to the conversion of Class C shares following a shorter holding period, that waiver will apply.

√
Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel.	√
Shares purchased in an Stifel fee-based advisory program (often referred to as a “wrap” program).	√
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund or other fund within the MFS fund family.	√

Shares purchased from the proceeds of redemptions within the MFS fund family provided the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e., systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel’s account maintenance fees are not eligible for rights of reinstatement.

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Shares from rollovers into Stifel from retirement plans to IRAs.	√
Purchases of 529 Plans through a rollover from another 529 plan.	√
Purchases of 529 Plans made for reinvestment of refunded amounts.	√

Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to MFS, if applicable. Any future purchases are subject to the applicable Class A sales charge as disclosed in the applicable fund’s prospectus.

√

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

√
B. CDSC Waivers on Class A and Class C Shares
Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary.		√	√
Shares sold as part of a systematic withdrawal plan not to exceed 12% annually.		√	√
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√

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MFS Lifetime 2060 Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
Shares acquired through a right of reinstatement.		√	√
Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel.		√	√
Shares exchanged or sold in a Stifel fee-based program.		√	√
C. Rights of Accumulation (ROA)

ROA that entitles shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in the MFS fund family held by accounts within the purchaser’s household at Stifel. Ineligible assets include holdings of MFS U.S. Government Money Market Fund and Class A shares of MFS U.S. Government Cash Reserve Fund, which do not assess a front-end sales charge. Eligible assets not held at Stifel may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

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A-21

MFS Lifetime 2060 Fund

Financial Intermediary Category XII

Eligible Accounts: Accounts Investing in Shares through Wells Fargo Clearing Services, LLC and Wells Fargo Advisors Financial Network, LLC (collectively, "Wells Fargo Advisors")

Clients of Wells Fargo Advisors (“Clients”) purchasing fund shares through Wells Fargo Advisors are eligible for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the prospectus or SAI. In all instances, it is the Client's responsibility to inform Wells Fargo Advisors at the time of purchase of any relationship, holdings, or other facts qualifying the Client for discounts or waivers. Wells Fargo Advisors can ask for documentation supporting the qualification.

Wells Fargo Clearing Services, LLC operates a First Clearing business, but these rules are not intended to include First Clearing firms.

Contingent deferred sales charges (“CDSC”) imposed on fund redemptions will not be rebated based on future purchases.

Unless specifically described below, other front-end load waivers are not available on fund purchases through Wells Fargo Advisors.

Sales Charge Waived
Waiver Category	Class A ISC
A. Self-Directed Brokerage Accounts
WellsTrade, the firm’s online self-directed brokerage account, generally offers no-load share classes but there could be instances where a Class A share is offered without a front-end sales charge.	√
B. Wells Fargo Advisors 529 Plan

Clients purchasing or converting to Class A shares of the fund through Wells Fargo Advisors brokerage accounts are entitled to a waiver of the front-end load in the following circumstances:

• Shares purchased through a rollover from another 529 plan.

• Recontribution(s) of distributed funds are only allowed during the net asst value (“NAV”) reinstatement period as dictated by the sponsor’s specifications outlined by the plan.

Wells Fargo Advisors is not able to apply the NAV reinstatement privilege for 529 Plan account purchases placed directly with the fund. Clients wishing to utilize this privilege outside of Wells Fargo systems will need to do so directly with the Wells Fargo Advisors 529 Plan or a financial intermediary that supports this feature.

√
C. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
D. Employees/Registered Representatives of Wells Fargo Advisors

Wells Fargo Advisors employee and employee-related accounts according to Wells Fargo Advisor’s employee account linking rules. Legacy accounts and positions receiving affiliate discounts prior to the effective date will continue to receive discounts. Following the effective date, employees of Wells Fargo Advisors’ affiliate businesses will not be offered Class A shares of the funds at NAV.

√
E. Breakpoints

Clients purchasing Class A shares of the fund through Wells Fargo Advisors brokerage accounts will follow the following aggregation rules for breakpoints:

• SEP or SIMPLE IRAs will not be aggregated as a group plan. Such accounts will aggregate with the Client’s personal accounts based on Social Security Number. Previously established SEP and SIMPLE IRAs may still be aggregated as a group plan.

• Employer-sponsored retirement plan (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans) accounts will aggregate with other plan accounts under the same Tax ID and will not be aggregated with other retirement plan accounts under a different Tax ID or personal accounts. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or Keogh plans.

• Gift of shares will not be considered when determining breakpoint discounts.

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MFS Lifetime 2060 Fund

Appendix B – Menu and Description of Underlying Funds

The following is a list of the underlying funds in which the fund may invest at any time.

Bond Funds:
MFS Emerging Markets Debt Fund
MFS Emerging Markets Debt Local Currency Fund
MFS Global Opportunistic Bond Fund
MFS Government Securities Fund
MFS High Income Fund
MFS Inflation-Adjusted Bond Fund
MFS Limited Maturity Fund
MFS Total Return Bond Fund
Money Market Fund:
MFS Institutional Money Market Portfolio
Equity Funds (International or U.S.):
International Equity Funds:
MFS Blended Research Emerging Markets Equity Fund
MFS Blended Research International Equity Fund
MFS Emerging Markets Equity Fund
MFS International Growth Fund
MFS International Intrinsic Equity Fund[1]
MFS International New Discovery Fund
MFS Research International Fund
U.S. Equity Funds:
MFS Blended Research Core Equity Fund
MFS Blended Research Growth Equity Fund
MFS Blended Research Mid Cap Equity Fund
MFS Blended Research Small Cap Equity Fund
MFS Blended Research Value Equity Fund
MFS Growth Fund
MFS Mid Cap Growth Fund
MFS Mid Cap Value Fund
MFS New Discovery Fund
MFS New Discovery Value Fund
MFS Research Fund
MFS Value Fund
Non-Traditional Funds:
MFS Commodity Strategy Fund
MFS Global Real Estate Fund

1 Effective April 30, 2026, the name of MFS International Intrinsic Value Fund changed to MFS

International Intrinsic Equity Fund.

The following is a description of the underlying funds in which the fund may invest. Further information about each underlying fund (other than MFS Institutional Money Market Portfolio, which is only offered to certain investment companies advised by MFS), including a copy of an underlying fund's most recent prospectus, SAI, Annual and Semi-Annual Reports, financial statements, and other information, may be obtained on the fund’s Website at mfs.com, or by contacting MFSC.

Bond Funds:

MFS Emerging Markets Debt Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in debt instruments of issuers that are tied economically to emerging market countries. Emerging markets are countries determined to have emerging market economies based on factors that demonstrate the country's financial and capital markets are in the development phase, including whether a particular country has a low- to middle-income economy according to the International Bank for Reconstruction and Development (the World Bank), the country’s designation by the International Monetary Fund as an emerging market, or the country's inclusion in an emerging market index. Emerging market countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe. Debt instruments include corporate debt instruments, foreign government securities, U.S. Government securities, and other obligations to repay money borrowed.

MFS generally considers the issuer of a security or other investment to be tied economically to emerging market countries if: (i) the security or other investment is issued or guaranteed by the government of an emerging market country or any of its agencies, authorities or instrumentalities; (ii) the issuer is organized under the laws of, and maintains a principal office in, an emerging market country; (iii) the issuer has its principal securities trading market in an emerging market country; (iv) a third party has identified an emerging market country as the issuer’s “country of risk”; (v) the issuer is included in an index which is representative of emerging market countries; (vi) the issuer derives 50% or more of its total revenues from goods sold or services performed in emerging market countries; or (vii) the issuer has 50% or more of its assets in emerging market countries.

MFS may also invest the fund’s assets in debt instruments of issuers that are not tied economically to emerging market countries.

MFS may invest up to 100% of the fund’s assets in below investment grade quality debt instruments.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS allocates the fund's assets across countries primarily based on fundamental economic and financial analysis of the creditworthiness of each country and the relative values of countries' external debt, currencies, and local market debt. In selecting investments, MFS may consider economic and financial fundamentals, liquidity, duration, yield curve positioning, relative value, and other factors. Quantitative tools that systematically evaluate these and other factors may also be considered. MFS may also consider environmental, social, and governance (ESG) factors

B-1

MFS Lifetime 2060 Fund

in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Emerging Markets Debt Local Currency Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in debt instruments of issuers that are tied economically to emerging market countries and denominated in local currencies, and derivative instruments with similar economic characteristics to these instruments. Emerging markets are countries determined to have emerging market economies based on factors that demonstrate the country's financial and capital markets are in the development phase, including whether a particular country has a low- to middle-income economy according to the International Bank for Reconstruction and Development (the World Bank), the country’s designation by the International Monetary Fund as an emerging market, or the country's inclusion in an emerging market index. Emerging market countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe. Examples of emerging market countries include, but are not limited to, Argentina, Brazil, Chile, Hungary, India, Indonesia, Mexico, Panama, the People’s Republic of China, Peru, Poland, Saudi Arabia, South Africa, South Korea, Taiwan, and Thailand. Debt instruments include foreign government securities, U.S. Government securities, inflation-adjusted debt instruments, corporate debt instruments, and other obligations to repay money borrowed.

MFS generally considers the issuer of a security or other investment to be tied economically to emerging market countries if: (i) the security or other investment is issued or guaranteed by the government of an emerging market country or any of its agencies, authorities or instrumentalities; (ii) the issuer is organized under the laws of, and maintains a principal office in, an emerging market country; (iii) the issuer has its principal securities trading market in an emerging market country; (iv) a third party has identified an emerging market country as the issuer’s “country of risk”; (v) the issuer is included in an index which is representative of emerging market countries; (vi) the issuer derives 50% or more of its total revenues from goods sold or services performed in emerging market countries; or (vii) the issuer has 50% or more of its assets in emerging market countries.

MFS may also invest the fund’s assets in debt instruments of issuers and derivative instruments that are not tied economically to emerging market countries.

MFS generally focuses on foreign government and government-related debt instruments, but may also invest the fund’s assets in corporate debt instruments.

MFS may invest up to 100% of the fund’s assets in below investment grade quality debt instruments.

MFS normally invests the fund's assets across different countries and regions, but MFS may invest a significant percentage of the fund's assets in issuers in a single country or region.

The fund is a non-diversified fund. This means that MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS allocates the fund's assets across countries primarily based on fundamental economic and financial analysis of the creditworthiness of each country and the relative values of countries' external debt, currencies, and local market debt. In selecting investments, MFS may consider economic and financial fundamentals, liquidity, duration, yield curve positioning, relative value, and other factors. Quantitative tools that systematically evaluate these and other factors may also be considered. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Global Opportunistic Bond Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in debt instruments of U.S. and foreign issuers, including emerging markets issuers. Debt instruments include U.S. Government securities, corporate debt instruments, foreign government securities, securitized instruments (including mortgage-backed securities and other asset-backed securities), and other obligations to repay money borrowed.

While MFS may invest the fund’s assets in debt instruments of any type, MFS generally focuses on debt instruments of issuers located in developed markets.

MFS generally focuses on investment grade quality debt instruments, but may also invest the fund’s assets in below investment grade quality debt instruments.

MFS normally enters into currency hedging transactions using derivatives to reduce the fund’s foreign currency exposure such that the fund is primarily exposed to the U.S. dollar.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region. MFS generally invests the fund's assets in at least three different countries and invests a percentage of the fund's net assets in securities of foreign issuers equal to at least the lesser

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MFS Lifetime 2060 Fund

of 40% or the percentage of foreign issuers in the Bloomberg Global Aggregate Index (USD Hedged) less 15%.

MFS may invest up to 35% of the fund’s assets in any industry that accounts for more than 20% of the global bond market as measured by an index determined by MFS to be an appropriate measure of the global bond market, currently the Bloomberg Global Aggregate Index (USD Hedged).

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector and regional allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Government Securities Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in U.S. Government securities. U.S. Government securities are securities issued or guaranteed by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity, including mortgage-backed securities and other types of securitized instruments issued or guaranteed by such entities. MFS may also invest the fund's assets in other debt instruments.

MFS generally invests substantially all of the fund’s assets in investment grade quality debt instruments.

MFS may purchase or sell securities for the fund on a when-issued, delayed delivery, or forward commitment basis where payment and delivery take place at a future settlement date, including mortgage-backed securities purchased or sold in the to be announced (TBA) market. When MFS sells securities for the fund on a when-issued, delayed delivery, or forward commitment basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the deliverable securities.

MFS may invest the fund’s assets in foreign securities.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS uses an active investment approach in managing the fund that combines top-down considerations and bottom-up fundamental investment analysis to make decisions about sector allocations, duration and yield curve positioning, and security selection. Top-down considerations include macroeconomic factors such as interest rates, U.S. growth and inflation trends, fiscal and monetary policies, longer-term structural shifts in the economy, regulatory trends, and tail risks (i.e., risks associated with extreme events of relatively low probability, but potentially significant market impact). Bottom-up factors considered may include an instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. For mortgage-backed securities, additional factors such as prepayment risk and mortgage pool characteristics may also be evaluated. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. In addition, market technicals are typically considered in determining sector allocations and specific security selection. Market technicals include, but are not limited to, bond supply and demand dynamics, liquidity, and trading patterns. Quantitative screening tools may also be considered in determining the fund’s portfolio positioning.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes. In addition, derivative instruments that provide investment exposure to the investments subject to the fund’s 80% policy or to one or more of the market risk factors associated with the fund’s 80% policy may be counted in meeting such policy.

MFS High Income Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in high income debt instruments. Debt instruments include corporate debt instruments, foreign government securities, floating rate loans, and other obligations to repay money borrowed. High income debt instruments are debt instruments that are below investment grade quality. Below investment grade quality debt instruments are debt instruments rated BB+ or lower by S&P or Fitch, or Ba1 or lower by Moody’s, or comparably rated by another Nationally Recognized Statistical Rating Organization ("NRSRO"). A debt instrument will be considered unrated if none of these NRSROs have assigned a rating. In cases where a rating for an individual security is not available, MFS may assign a rating to the security

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MFS Lifetime 2060 Fund

based on the methodology referenced above with respect to the issuer of such security.

MFS may invest the fund’s assets in other types of debt instruments.

MFS may invest up to 100% of the fund’s assets in below investment grade quality debt instruments.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of the issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes. In addition, derivative instruments that provide investment exposure to the investments subject to the fund's 80% policy or to one or more of the market risk factors associated with the fund's 80% policy may be counted in meeting such policy.

MFS Inflation-Adjusted Bond Fund

Investment Objective

The fund’s investment objective is to seek total return that exceeds the rate of inflation over the long-term, with an emphasis on current income, but also considering capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in inflation-adjusted debt instruments and other instruments with similar economic characteristics. Inflation-adjusted debt instruments are debt instruments whose principal and/or interest payments are adjusted for realized inflation.

MFS generally focuses the fund’s investments in inflation-adjusted debt instruments issued by the U.S. Treasury. MFS may also invest the fund’s assets in other inflation-adjusted debt instruments and non-inflation-adjusted debt instruments, including corporate debt instruments, foreign government securities, securitized instruments, and other debt instruments.

MFS generally invests substantially all of the fund’s assets in investment grade quality debt instruments.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS may invest the fund’s assets in foreign securities.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS uses an active investment approach in managing the fund that combines top-down considerations and bottom-up fundamental investment analysis to make decisions about sector allocations, duration and yield curve positioning, and security selection. Top-down considerations include macroeconomic factors such as interest rates, U.S. growth and inflation trends, fiscal and monetary policies, longer-term structural shifts in the economy, regulatory trends, and tail risks (i.e., risks associated with extreme events of relatively low probability, but potentially significant market impact). Bottom-up factors considered may include an instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. In addition, market technicals are typically considered in determining sector allocations and specific security selection. Market technicals include, but are not limited to, bond supply and demand dynamics, liquidity, and trading patterns. Quantitative screening tools may also be considered in determining the fund’s portfolio positioning.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Limited Maturity Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital preservation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in debt instruments.

The fund’s dollar-weighted average effective maturity will normally not exceed five years. In determining an instrument’s effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a call, put, pre-refunding, prepayment or redemption provision, or an adjustable coupon) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

MFS generally invests substantially all of the fund’s assets in investment grade quality debt instruments.

MFS invests the fund’s assets in U.S. securities and U.S. dollar-denominated foreign securities, which may include emerging market securities.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant

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MFS Lifetime 2060 Fund

percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of the issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, and labor practices. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

MFS Total Return Bond Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in debt instruments. Debt instruments include corporate bonds, U.S. Government securities, foreign government securities, securitized instruments (including mortgage-backed securities and other asset-backed securities), municipal instruments, and other obligations to repay money borrowed.

MFS primarily invests the fund’s assets in investment grade quality debt instruments, but may also invest the fund's assets in below investment grade quality debt instruments.

MFS may purchase or sell securities for the fund on a when-issued, delayed delivery, or forward commitment basis where payment and delivery take place at a future settlement date, including mortgage-backed securities purchased or sold in the to be announced (TBA) market. When MFS sells securities for the fund on a when-issued, delayed delivery, or forward commitment basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the deliverable securities.

MFS may invest the fund’s assets in foreign securities.
MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of the issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, and labor practices. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes. In addition, derivative instruments that provide investment exposure to the investments subject to the fund’s 80% policy or to one or more of the market risk factors associated with the fund’s 80% policy may be counted in meeting such policy.

Money Market Fund:

MFS Institutional Money Market Portfolio

Investment Objective

The fund’s investment objective is to seek current income consistent with preservation of capital and liquidity. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets in U.S. dollar-denominated money market instruments and repurchase agreements.

The fund does not seek to maintain a stable share price. In buying and selling investments for the fund, MFS follows U.S. Securities and Exchange Commission rules for money market funds regarding credit quality, diversification, liquidity, and maturity.

The fund is only offered to certain investment companies advised by MFS.

International Equity Funds:

MFS® Blended Research® Emerging Markets Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

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MFS Lifetime 2060 Fund

Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments in issuers economically tied to emerging market countries based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the MSCI Emerging Markets Index.

MFS normally invests at least 80% of the fund’s net assets in equity securities of issuers that are tied economically to emerging market countries. Emerging markets are countries determined to have emerging market economies based on factors that demonstrate the country's financial and capital markets are in the development phase, including whether a particular country has a low- to middle-income economy according to the International Bank for Reconstruction and Development (the World Bank), the country’s designation by the International Monetary Fund as an emerging market, or the country's inclusion in an emerging market index. Emerging market countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe. Examples of emerging market countries include, but are not limited to, Argentina, Brazil, Chile, Hungary, India, Indonesia, Mexico, Panama, the People’s Republic of China, Peru, Poland, Saudi Arabia, South Africa, South Korea, Taiwan, and Thailand. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS generally considers the issuer of a security or other investment to be tied economically to emerging market countries if: (i) the security or other investment is issued or guaranteed by the government of an emerging market country or any of its agencies, authorities or instrumentalities; (ii) the issuer is organized under the laws of, and maintains a principal office in, an emerging market country; (iii) the issuer has its principal securities trading market in an emerging market country; (iv) a third party has identified an emerging market country as the issuer’s “country of risk”; (v) the issuer is included in an index which is representative of emerging market countries; (vi) the issuer derives 50% or more of its total revenues from goods sold or services performed in emerging market countries; or (vii) the issuer has 50% or more of its assets in emerging market countries.

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers’ qualitative assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 2% compared to the MSCI Emerging Markets Index. Tracking error generally measures how the differences between the fund's returns and the MSCI Emerging Markets Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to the applicable index. Third-party quantitative risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS® Blended Research® International Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the MSCI All Country World (ex-US) Index.

MFS normally invests at least 80% of the fund’s net assets in equity securities. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS normally invests the fund’s assets primarily in foreign securities, including emerging market securities.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

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MFS Lifetime 2060 Fund

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers' qualitative assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 2% compared to the MSCI All Country World (ex-US) Index. Tracking error generally measures how the differences between the fund's returns and the MSCI All Country World (ex-US) Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to the applicable index. Third-party quantitative risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Emerging Markets Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in equity securities of issuers that are tied economically to emerging market countries. Emerging markets are countries determined to have emerging market economies based on factors that demonstrate the country's financial and capital markets are in the development phase, including whether a particular country has a low- to middle-income economy according to the International Bank for Reconstruction and Development (the World Bank), the country’s designation by the International Monetary Fund as an emerging market, or the country's inclusion in an emerging market index. Emerging market countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS generally considers the issuer of a security or other investment to be tied economically to emerging market countries if: (i) the security or other investment is issued or guaranteed by the government of an emerging market country or any of its agencies, authorities or instrumentalities; (ii) the issuer is organized under the laws of, and maintains a principal office in, an emerging market country; (iii) the issuer has its principal securities trading market in an emerging market country; (iv) a third party has identified an emerging market country as the issuer’s “country of risk”; (v) the issuer is included in an index which is representative of emerging market countries; (vi) the issuer derives 50% or more of its total revenues from goods sold or services performed in emerging market countries; or (vii) the issuer has 50% or more of its assets in emerging market countries.

MFS may also invest the fund’s assets in equity securities of issuers that are not tied economically to emerging market countries.

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS International Growth Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in growth companies. Growth companies are companies that MFS believes have above average earnings growth potential compared to other companies. MFS considers a number of factors when determining a company’s growth potential, including whether (i) the issuer is included in an index that is representative of growth companies; (ii) the issuer is classified as a growth company by an

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MFS Lifetime 2060 Fund

independent third party financial data provider; and/or (iii) the issuer exhibits the characteristics of a growth company, considering metrics such as historical and/or projected growth rates relative to the applicable equity market. Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS International Intrinsic Equity Fund

(Formerly, MFS International Intrinsic Value Fund)

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 80% of the fund’s net assets in equity securities. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies. In managing the fund, MFS assesses the intrinsic valuation of issuers by considering the full context of how a company's cash flows are generated. MFS focuses on companies it believes have conservative balance sheets, sustainable competitive advantages, high returns on capital, and/or the ability to weather economic downturns, among other factors. Many of the factors considered by MFS in assessing issuers are qualitative in nature and require subjective judgment and interpretation.

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease currency exposure.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS International New Discovery Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with small to medium capitalizations.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may

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MFS Lifetime 2060 Fund

include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS Research International Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in securities of companies of any size.

In conjunction with a team of investment research analysts, sector leaders select investments for the fund. MFS generally manages the fund to be sector neutral to the MSCI EAFE (Europe, Australasia, Far East) Index using MFS' custom industry and sector categories to classify the fund and the MSCI EAFE (Europe, Australasia, Far East) Index's holdings.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

U.S. Equity Funds:

MFS® Blended Research® Core Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the Standard & Poor's 500 Stock Index.

MFS normally invests at least 80% of the fund’s net assets in equity securities. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers’ qualitative assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 2% compared to the Standard & Poor's 500 Stock Index. Tracking error generally measures how the differences between the fund's returns and the Standard & Poor's 500 Stock Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to the applicable index. Third-party quantitative

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MFS Lifetime 2060 Fund

risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS® Blended Research® Growth Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the Russell 1000® Growth Index, which represents the fund's investment universe.

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 80% of the fund’s net assets in equity securities of growth companies. Growth companies are companies that MFS believes have above average earnings growth potential compared to other companies. MFS considers a number of factors when determining a company’s growth potential, including whether (i) the issuer is included in an index that is representative of growth companies; (ii) the issuer is classified as a growth company by an independent third party financial data provider; and/or (iii) the issuer exhibits the characteristics of a growth company, considering metrics such as historical and/or projected growth rates relative to the applicable equity market. Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

The fund is a non-diversified fund. This means that MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers' qualitative assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 2% compared to the Russell 1000® Growth Index. Tracking error generally measures how the differences between the fund's returns and the Russell 1000® Growth Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to an index that represents the fund's investment universe. Third-party quantitative risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS® Blended Research® Mid Cap Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the Russell Midcap® Index, which represents the fund's investment universe.

MFS normally invests at least 80% of the fund’s net assets in equity securities of issuers with medium market capitalizations. MFS defines medium market capitalization companies as issuers that (i) have market capitalizations within the capitalization range of the Russell Midcap® Index over the past 12 months based on the current composition of the index and/or are (ii) classified as a medium capitalization company by an independent third party financial data provider. The market capitalization range of companies considered to have medium capitalizations based on the above criteria will change over time depending on market conditions. For illustrative purposes, as of December 31, 2025, the range of the market capitalizations of the issuers in the Russell Midcap® Index was between approximately $1.3 billion and $101.9 billion, and the fund’s average weighted market capitalization as of that date was $24.5 billion. Equity securities include common stocks, depositary receipts, equity interests in real estate investment trusts (REITs), and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the

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MFS Lifetime 2060 Fund

stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers' qualitative assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 3% compared to the Russell Midcap® Index. Tracking error generally measures how the differences between the fund's returns and the Russell Midcap® Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to an index that represents the fund's investment universe. Third-party quantitative risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS® Blended Research® Small Cap Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the Russell 2000® Index, which represents the fund's investment universe.

MFS normally invests at least 80% of the fund’s net assets in equity securities of issuers with small market capitalizations. MFS defines small market capitalization companies as issuers that (i) have market capitalizations within the capitalization range of the Russell 2000® Index over the past 12 months based on the current composition of the index and/or are (ii) classified as a small capitalization company by an independent third party financial data provider. The maximum market capitalization of companies considered to have small capitalizations based on the above criteria will change over time depending on market conditions. For illustrative purposes, as of December 31, 2025, the range of the market capitalizations of the issuers in the Russell 2000® Index was between approximately $5.0 million and $31.3 billion, and the fund’s average weighted market capitalization as of that date was $5.2 billion. Equity securities include common stocks, depositary receipts, equity interests in real estate investment trusts (REITs), and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers' qualitative

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assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 3% compared to the Russell 2000® Index. Tracking error generally measures how the differences between the fund's returns and the Russell 2000® Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to an index that represents the fund's investment universe. Third-party quantitative risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS® Blended Research® Value Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the Russell 1000® Value Index, which represents the fund's investment universe.

MFS normally invests at least 80% of the fund’s net assets in equity securities of value companies. Value companies are companies that MFS believes are undervalued compared to their perceived worth in the marketplace. MFS considers a number of factors when determining whether a company is undervalued, including whether (i) the issuer is included in an index which is representative of value companies; (ii) the issuer is classified as a value company by an independent third party financial data provider and/or (iii) the issuer exhibits the characteristics of a value company, considering metrics such as such as price-to-book ratio, price-to-earnings ratio, and dividend yield relative to the applicable equity market. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. Equity securities include common stocks, depositary receipts, equity interests in real estate investment trusts (REITs), and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers’ qualitative assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 2% compared to the Russell 1000® Value Index. Tracking error generally measures how the differences between the fund's returns and the Russell 1000® Value Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to an index that represents the fund's investment universe. Third-party quantitative risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Growth Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in growth companies. Growth companies are companies that MFS believes have above average potential with respect to the rate and duration of earnings growth compared to other companies. MFS considers a number of factors when determining a company’s growth potential, including whether (i) the issuer is included in an index that is representative of growth companies; (ii) the issuer is classified as a growth company by an independent third party financial data provider; and/or (iii) the issuer exhibits the characteristics of a growth company, considering metrics such as historical and/or projected growth rates relative to the applicable equity market. Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

MFS normally invests the fund’s assets primarily in equity securities.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

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MFS Lifetime 2060 Fund

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

The fund is a non-diversified fund. This means that MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Mid Cap Growth Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in growth companies with medium market capitalizations. MFS defines medium market capitalization companies as issuers that (i) have market capitalizations within the capitalization range of the Russell Midcap® Index over the past 12 months based on the current composition of the index and/or are (ii) classified as a medium capitalization company by an independent third party financial data provider. The market capitalization range of companies considered to have medium capitalizations based on the above criteria will change over time depending on market conditions. For illustrative purposes, as of November 30, 2025, the range of the market capitalizations of the issuers in the Russell Midcap® Index was between approximately $956.3 million and $115.7 billion, and the fund’s average weighted market capitalization as of that date was $39.3 billion. Growth companies are companies that MFS believes have above average potential with respect to the rate and duration of earnings growth compared to other companies. MFS considers a number of factors when determining a company’s growth potential, including whether (i) the issuer is included in an index that is representative of growth companies; (ii) the issuer is classified as a growth company by an independent third party; and/or (iii) the issuer exhibits the characteristics of a growth company, considering metrics such as historical and/or projected growth rates relative to the applicable equity market. Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

MFS normally invests the fund’s assets primarily in equity securities.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Mid Cap Value Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in value companies with medium market capitalizations.

MFS defines medium market capitalization companies as issuers that (i) have market capitalizations within the capitalization range of the Russell Midcap® Index over the past 12 months based on the current composition of the index and/or are (ii) classified as a medium capitalization company by an independent third party financial data provider. The market capitalization range of companies considered to have medium capitalizations based on the above criteria will change over time depending on market conditions. For illustrative purposes, as of December 31, 2025, the range of the market capitalizations of the issuers in the Russell Midcap® Index was between approximately $1.3 billion and $101.9 billion, and the fund’s average weighted market capitalization as of that date was $24.4 billion.

Value companies are companies that MFS believes are undervalued compared to their perceived worth in the marketplace. MFS considers a number of factors when determining whether a company is undervalued, including whether (i) the issuer is included in an index which is representative of value companies; (ii) the issuer is classified as a value company by an independent third party financial data provider and/or (iii) the issuer exhibits the characteristics of a value company, considering metrics such as such as price-to-book ratio, price-to-earnings ratio, and dividend yield relative to the applicable equity market. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

MFS normally invests the fund’s assets primarily in equity securities.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

B-13

MFS Lifetime 2060 Fund

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS New Discovery Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with small capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS New Discovery Value Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in value companies. Value companies are companies that MFS believes are undervalued compared to their perceived worth in the marketplace. MFS considers a number of factors when determining whether a company is undervalued, including whether (i) the issuer is included in an index which is representative of value companies; (ii) the issuer is classified as a value company by an independent third party financial data provider and/or (iii) the issuer exhibits the characteristics of a value company, considering metrics such as historical and/or projected price-to-book, price-to-earnings, and price-to-cash flow ratios, enterprise value (the total value of the issuer’s outstanding equity and debt) relative to earnings, and free cash flow yield compared to the applicable equity market and/or to issuers in the same sector or industry. In assessing the relative value of an issuer, MFS may also consider measures of financial quality, such as indicators of profitability (i.e., return on equity and return on invested capital), balance sheet strength (including leverage and interest coverage ratios), and capital allocation discipline. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

MFS normally invests the fund’s assets primarily in equity securities.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with small capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Research Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

B-14

MFS Lifetime 2060 Fund

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in equity securities.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

In conjunction with a team of investment research analysts, sector leaders select investments for the fund. MFS generally manages the fund to be sector neutral to the Standard & Poor's 500 Stock Index using MFS' custom industry and sector categories to classify the fund and the Standard & Poor's 500 Stock Index's holdings.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS Value Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in value companies. Value companies are companies that MFS believes are undervalued compared to their perceived worth in the marketplace. MFS considers a number of factors when determining whether a company is undervalued, including whether (i) the issuer is included in an index which is representative of value companies; (ii) the issuer is classified as a value company by an independent third party and/or (iii) the issuer exhibits the characteristics of a value company, considering metrics such as such as price-to-book ratio, price-to-earnings ratio, and dividend yield relative to the applicable equity market. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

MFS normally invests the fund’s assets primarily in equity securities.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

Non-Traditional Funds:

MFS Commodity Strategy Fund

Investment Objective

The fund’s investment objective is to seek total return. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund’s objective by providing exposure to the commodities markets through investing in commodity-linked derivatives rather than investing directly in commodities. Commodities are economic goods that are typically the product of agriculture, mining, or primary industrial processes. Commodities include, but are not limited to, grains, beef, oil, natural gas, grains, beef, and industrial and precious metals.

MFS expects to gain exposure to the commodities markets by investing in MFS Commodity Strategy Portfolio. MFS Commodity Strategy Portfolio gains exposure to the commodities markets by investing in commodity-linked derivatives such as commodity-linked futures, options, and/or swaps. MFS may invest up to 25% of the fund's assets (at the time of purchase) in MFS Commodity Strategy Portfolio.

MFS Commodity Strategy Portfolio's investments in commodity-linked derivatives are leveraged (i.e., involves investment exposure greater than the amount of the investment). MFS expects the fund's exposure to the commodities markets to be approximately equivalent to investing all of the fund's investments in commodity-linked derivatives on an unleveraged basis.

MFS allocates MFS Commodity Strategy Portfolio's investments in commodity-linked derivatives primarily based on its proprietary quantitative models. Factors considered by the quantitative models may include valuation, momentum, and economic and behavioral data. MFS may also consider current market conditions, its qualitative assessment of the risk/return characteristics of commodities and commodity sectors, and other factors in structuring MFS Commodity Strategy Portfolio's portfolio.

B-15

MFS Lifetime 2060 Fund

MFS normally allocates the MFS Commodity Strategy Portfolio's commodity exposure across different commodities and commodity sectors, but MFS may expose a significant percentage of the MFS Commodity Strategy Portfolio's assets to a particular commodity or commodity sector or a limited number of commodities or commodity sectors.

MFS generally invests substantially all of the fund's assets not invested in MFS Commodity Strategy Portfolio in U.S. and foreign debt instruments. In addition, MFS Commodity Strategy Portfolio may also invest in U.S. and foreign debt instruments. Of the fund’s direct and indirect investments in debt instruments, MFS generally invests substantially all of these investments in investment grade quality debt instruments.

MFS normally invests the fund's direct and indirect investments in debt instruments across different countries and regions, but MFS may invest a significant percentage of the fund's assets in issuers in a single country or region.

In addition to the commodity-linked derivatives used by MFS Commodity Strategy Portfolio as described above, MFS may use other types of derivatives for any investment purpose in managing the fund and/or MFS Commodity Strategy Portfolio. To the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, and swaps.

Some portion of the fund's and MFS Commodity Strategy Portfolio's assets may be held in cash and/or debt instruments due to collateral requirements for the fund's and MFS Commodity Strategy Portfolio's investments in derivatives.

MFS uses an active bottom-up investment approach to buying and selling debt investments for the fund. Debt investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered.

MFS Global Real Estate Fund

Investment Objective

The fund’s investment objective is to seek total return. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in U.S. and foreign real estate-related investments. Real estate-related investments are issuers that are principally engaged in real estate activities and/or providing products and services related to the real estate sector, including (i) real estate investment trusts (REITs); (ii) issuers similar to REITs formed under the laws of non-U.S. countries; (iii) issuers included in an index that is representative of real estate-related investments; (iv) issuers that a third party has given the issuer an industry or sector classification consistent with real estate-related activities; and (v) other issuers that earn at least 50% of their gross revenues or net profits from real estate activities or from products or services related to the real estate sector. Real estate activities include owning, developing, managing, or acting as a broker for real estate. Examples of real estate products or services include building supplies and mortgage servicing.

MFS normally invests the fund’s assets primarily in equity securities.

MFS generally focuses the fund’s investments in equity REITs as well as similar entities formed under the laws of non-U.S. countries, but may also invest the fund’s assets in mortgage REITs, hybrid REITs and other U.S. and foreign real estate-related investments, including emerging market real estate-related investments.

MFS may invest the fund’s assets in real estate-related investments of any size. However, issuers of real estate-related investments tend to have small-to-medium market capitalizations.

MFS normally allocates the fund’s investments across different REIT managers and property types, such as apartments, retail properties, office buildings, hotels, industrial properties, health care facilities, storage facilities, manufactured housing and special use facilities, but may from time to time focus the fund’s investments in any one or a few of these areas.

MFS normally invests the fund's assets across different countries and regions, but MFS may invest a significant percentage of the fund's assets in issuers in a single country or region.

MFS generally invests the fund's assets in at least three different countries and invests a percentage of the fund's net assets in securities of foreign issuers equal to at least the lesser of 40% or the percentage of foreign issuers in the FTSE EPRA Nareit Developed Real Estate Index less 15%.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered in selecting investments for the fund may include an issuer's management ability, cash flows, price/funds from operations ratio, dividend yield and payment history, price/net asset value ratio, market price, and the ability of an issuer to grow from operations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, an issuer's governance structure and practices, social issues such as diversity and labor practices, and environmental issues such as physical and transition risks related to changes in climate.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

B-16

MFS Lifetime 2060 Fund

MFS Lifetime 2060 Fund

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 111 Huntington Avenue, Boston, MA 02199, Attention: Fund Secretary. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate, and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS Lifetime 2060 Fund, the following documents are available free upon request:

Annual/Semiannual Reports and Form N-CSR Filings. The fund’s annual and semiannual shareholder reports and Form N-CSR contain information about the fund’s actual investments. Annual shareholder reports discuss the effect of recent market conditions and investment strategies on the fund’s performance during its last fiscal year. Form N-CSR includes the fund’s annual and semiannual financial statements.

Statement of Additional Information (SAI). The SAI, dated August 28, 2026, as may be amended or supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the SAI, annual/semiannual shareholder reports, fund financial statements, and other information about the fund, including current net asset values per share, and make inquiries about the fund, by contacting:

Internet: mfs.com

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

Telephone: 1-800-225-2606

Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

The fund’s Investment Company Act file number is 811-21780.

HOW TO CONTACT US

Website mfs.com MFS TALK 1-800-637-8255 24 hours a day	Account service and literature Shareholders 1-800-225-2606 Investment professionals 1-800-343-2829 Retirement plan services 1-800-637-1255	Mailing address MFS Service Center, Inc. P.O. Box 219341 Kansas City, MO 64121-9341 Overnight mail MFS Service Center, Inc. Suite 219341 801 Pennsylvania Avenue Kansas City, MO 64105-1307

August 28, 2026

PROSPECTUS

MFS® Lifetime® 2065 Fund

The investment objective of the fund is to seek a high level of total return consistent with its asset allocation until the approximate retirement year in the fund's name; thereafter, the fund will seek total return through a combination of current income and capital appreciation. The asset allocation of the fund will change over time.

CLASS	TICKER SYMBOL
Class A	LFTFX
Class C	LFTGX
Class I	LFTHX
Class R1	LFTJX
Class R2	LFTKX
Class R3	LFTLX
Class R4	LFTMX
Class R6	LFTNX

The U.S. Securities and Exchange Commission (the SEC) has not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

L65-PRO-082826

MFS Lifetime 2065 Fund

Summary of Key Information

Investment Objective

The fund’s investment objective is to seek a high level of total return consistent with its asset allocation until the approximate retirement year in the fund's name; thereafter, the fund will seek total return through a combination of current income and capital appreciation. The asset allocation of the fund will change over time.

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 16 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):
Share Class	A	C	I	R1	R2	R3	R4	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%#	1.00%	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Share Class	A	C	I	R1	R2	R3	R4	R6
Management Fee	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	1.00%	0.50%	0.25%	None	None
Other Expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.60%
Acquired (Underlying) Fund Fees and Expenses	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%
Total Annual Fund Operating Expenses	1.54%	2.29%	1.29%	2.29%	1.79%	1.54%	1.29%	1.14%
Fee Reductions, Expense Reimbursements and/or MFS Payments[1]	(0.75)%	(0.75)%	(0.75)%	(0.75)%	(0.75)%	(0.75)%	(0.75)%	(0.74)%
Total Annual Fund Operating Expenses After Fee Reductions, Expense Reimbursements and/or MFS Payments	0.79%	1.54%	0.54%	1.54%	1.04%	0.79%	0.54%	0.40%

# This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

1 Massachusetts Financial Services Company (MFS) has agreed in writing to bear the fund's expenses, excluding management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, investment-related expenses, and fees and expenses associated with investments in investment companies and other similar investment vehicles, or make payment to the fund, such that "Other Expenses" do not exceed 0.00% of the class' average daily net assets annually for each of Class A, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 shares, and (0.14)% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2027.

2

MFS Lifetime 2065 Fund

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$651	$964	$1,299	$2,244
Class C Shares assuming[1]
redemption at end of period	$257	$643	$1,157	$2,378
no redemption at end of period	$157	$643	$1,157	$2,378
Class I Shares	$55	$335	$636	$1,491
Class R1 Shares	$157	$643	$1,157	$2,568
Class R2 Shares	$106	$490	$900	$2,043
Class R3 Shares	$81	$413	$768	$1,771
Class R4 Shares	$55	$335	$636	$1,491
Class R6 Shares	$41	$289	$556	$1,320

1 Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

The fund is designed to provide diversification among different asset classes for investors with the approximate retirement year in the fund's name. MFS (Massachusetts Financial Services Company, the fund's investment adviser) invests substantially all of the fund's assets in other MFS mutual funds, referred to as underlying funds.

MFS selects the asset class allocations based on a strategic asset allocation process that takes into account a variety of factors, including historical risk and performance, projected performance, and other factors. MFS’ analyses of projected performance are primarily based on quantitative models using various inputs such as valuation metrics, growth rates, profitability, yields, and inflation. MFS may also consider current market conditions, its qualitative assessment of the risk/return characteristics of asset classes, and other factors in determining these allocations.

MFS employs the strategic asset allocation process described above to determine the amount of the fund's assets invested in (1) underlying funds that invest primarily in equity securities (“Equity Funds”) and underlying funds that provide exposure to less traditional asset classes, currently real estate and commodities (“Non-Traditional Funds”) and (2) underlying funds that invest primarily in debt instruments (“Bond Funds”) and an underlying fund that invests in cash and/or cash equivalents (“Money Market Fund”).

MFS selects the underlying funds within each asset class based on underlying fund classifications, historical risk, historical and projected performance of the represented asset classes, as well as other factors.

Within the Equity Fund allocation, MFS seeks to diversify by geography (by including domestic and international underlying funds, including emerging market underlying funds), in terms of market capitalization (by including large, mid, and small capitalization underlying funds) and by style (by including both growth and value underlying funds). A portion of the fund’s assets is also allocated to Non-Traditional Funds (i.e., asset classes less correlated to the overall equity and debt markets), which MFS believes provides further diversification benefits.

Within the Bond Fund allocation, MFS includes underlying funds with varying degrees of geographic (potentially including emerging market), interest rate and credit exposure, including exposure to below investment grade quality debt instruments. A portion of the fund’s assets may also be allocated to the Money Market Fund.

MFS normally invests the underlying funds’ assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the underlying funds' assets in issuers in a single industry, sector, country, or region.

As of August 1, 2026, the fund’s approximate long-term strategic allocation among asset classes was:

Equity Funds and Non-Traditional Funds	95%
Bond Funds and Money Market Fund	5%

All percentages are rounded to the nearest percent.

MFS may deviate from the long-term strategic allocations set forth above; however, any deviation from the long-term strategic allocation is not expected to be greater than plus or minus 10% under normal market conditions. At no time, however, will the fund's investments in Equity Funds and Non-Traditional Funds exceed 99%. Additionally, the fund’s allocation to Non-Traditional Funds will not typically exceed 20% of the fund’s assets.

As of August 1, 2026, the fund’s approximate strategic allocation among asset classes was:

Equity Funds and Non-Traditional Funds	94.8%
U.S. Equity Funds	55.5%
International Equity Funds	28.5%
Non-Traditional Funds	10.8%
Bond Funds and Money Market Fund	5.3%
Bond Funds	5.0%
Money Market Fund	0.3%

All percentages are rounded to the nearest tenth of a percent. As a result, the sum of the asset class allocations presented in the table may not total 100%.

The asset class allocations for the fund, as well as the underlying funds and their weightings, are based on an allocation strategy designed for investors with the approximate retirement year in the fund’s name. Investors should also consider their age, personal circumstances, risk tolerance, and overall investment strategy and allocation. The asset allocation strategy will become increasingly conservative over time, shifting more weight from Equity Funds and Non-Traditional Funds to Bond Funds and the Money Market Fund.

3

MFS Lifetime 2065 Fund

Upon reaching its stated target year, the fund’s allocation strategy will be aligned with the allocation strategy of MFS Lifetime Income Fund. It is expected that the fund will be combined with MFS Lifetime Income Fund within five years of the date that its asset allocation strategy matches the asset allocation strategy of MFS Lifetime Income Fund. MFS Lifetime Income Fund is designed for investors who intend to withdraw assets over an extended period of time or who want an investment with an asset allocation mix similar to MFS Lifetime Income Fund's long-term strategic asset allocation. The chart below illustrates how the asset allocation strategy of the fund will change over time.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund, including near or after the target year. There is no guarantee that the fund will provide income at or through retirement. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Allocation Risk: MFS' assessment of the risk/return potential of asset classes and underlying funds, and the resulting allocation among asset classes and underlying funds, may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Underlying Funds Risk: MFS' strategy of investing in underlying funds exposes the fund to the risks of the underlying funds. Each underlying fund pursues its own investment objective and strategies and may not achieve its objective. In addition to the fees and expenses the fund bears directly, shareholders of the fund will indirectly bear the fees and expenses of the underlying funds.

Investment Selection Risk: MFS' investment analysis, including its assessment of the intrinsic valuation of issuers, its development and use of quantitative models, and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. The quantitative models used by MFS (both proprietary and third-party) may not produce the intended results for a variety of reasons, including the factors used in the models, the weight placed on each factor in the models, changes from the market factors' historical trends, changing sources of market return or market risk, and technical issues in the design, development, implementation, application, and maintenance of the models (e.g., incomplete, stale, or inaccurate data, human error, programming or other software issues, coding errors, and technology failures).

Equity Market Risk/Company Risk: Equity markets are volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general. Certain events can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market. The value of an investment held by the fund may decline due to factors directly related to the issuer.

Growth Company Risk: The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Value Company Risk: The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

Debt Market Risk: Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets or the debt markets generally. Certain events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or segment of a debt market.

Interest Rate Risk: In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities or durations, or that do not pay current interest.

Credit Risk: The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in, or perceptions of, the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. Debt instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could negatively affect the market value and liquidity of a debt instrument.

Below investment grade quality debt instruments (commonly referred to as “high yield securities” or “junk bonds”) can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

Prepayment/Extension Risk: Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

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MFS Lifetime 2065 Fund

Inflation-Adjusted Debt Instruments Risk: Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. In addition, inflation-adjusted debt instruments may lose value in the event the actual rate of inflation is different than the rate of the applicable inflation index. If inflation is negative, principal and income can both decline.

Focus Risk: Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions, and the fund's performance will be affected by the conditions in the industries, sectors, countries, and regions to which the fund is exposed. Furthermore, investments in particular industries, sectors, countries, or regions may be more volatile than the broader market as a whole.

Foreign Risk: Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These factors can make foreign investments, especially those tied economically to emerging markets or countries subject to sanctions or the threat of new or modified sanctions, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Emerging Markets Risk: Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.

Currency Risk: The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, and changes in currency exchange rates impact the financial condition of companies or other issuers and may change the value in U.S. dollars of investments denominated in foreign currencies.

Real Estate-Related Investment Risk: The risks of investing in real estate-related securities include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the real estate investment trust (REIT) manager; and other factors. The securities of smaller real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.

Commodity-Related Investments Risk: The value of commodity-related investments may be more volatile than the value of equity securities or debt instruments and may be affected by factors such as changes in overall market movements, commodity index volatility, changes in interest rates, currency fluctuations, geopolitical events, or factors affecting a particular industry or commodity. The price of a commodity-related investment may be affected by demand/supply imbalances in the market for the commodity.

When-Issued, Delayed Delivery, and Forward Commitment Transaction Risk: The purchaser in a when-issued, delayed delivery or forward commitment transaction assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued or delivered as anticipated. When-issued, delayed delivery, and forward commitment transactions can involve leverage. To be announced (TBA) transactions may significantly increase the fund's portfolio turnover rate.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Derivatives can involve leverage.

Leveraging Risk: Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk: Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Liquidity Risk: It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. Purchases of a large number of shares may adversely affect the fund's performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Class A Bar Chart. The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

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MFS Lifetime 2065 Fund

The total return for the six-month period ended June 30, 2026, was 11.07%. During the period(s) shown in the bar chart, the highest quarterly return was 10.45% (for the calendar quarter ended December 31, 2023) and the lowest quarterly return was (13.27)% (for the calendar quarter ended June 30, 2022).

Performance Table.

Average Annual Total Returns

(For the Periods Ended December 31, 2025)

Share Class	1 YEAR	LIFE (INCEPTION 9-1-2021)
Returns Before Taxes
C Shares	14.01%	5.63%
I Shares	16.14%	6.69%
R1 Shares	15.07%	5.64%
R2 Shares	15.62%	6.16%
R3 Shares	15.92%	6.42%
R4 Shares	16.12%	6.66%
R6 Shares	16.37%	6.78%
A Shares	9.21%	4.96%
Returns After Taxes on Distributions
A Shares	7.79%	3.64%
Returns After Taxes on Distributions and Sale of Fund Shares
A Shares	6.10%	3.42%
Index Comparisons (Reflects no deduction for fees, expenses, or taxes)
Standard & Poor's 500 Stock Index	17.88%	11.66%
MFS Lifetime 2065 Fund Blended Index	20.56%	9.21%

As of December 31, 2025, the MFS Lifetime 2065 Fund Blended Index (the Blended Index) consisted of the following indices and weightings: 57% Standard & Poor's 500 Stock Index; 28% MSCI EAFE Index (net div); 5% Bloomberg U.S. Aggregate Bond Index; 5% Bloomberg Commodity Index; and 5% FTSE EPRA Nareit Developed Real Estate Index (net div). The components and weightings of the Blended Index may have differed during the periods and may differ in the future. The weightings of the Blended Index are designed to change systematically on a preset schedule and will differ over time.

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Benjamin Nastou	2023	Investment Officer and Chief Investment Officer-Quantitative Solutions of MFS
Natalie Shapiro	2021	Investment Officer of MFS
Erich Shigley	2023	Investment Officer of MFS

Purchase and Sale of Fund Shares

You may purchase and redeem shares of the fund each day the New York Stock Exchange (the NYSE) is open for trading. You may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or through MFS Service Center, Inc. (MFSC) by overnight mail (MFSC, Suite 219341, 801 Pennsylvania Avenue, Kansas City, MO 64105-1307), by mail ([Fund Name], P.O. Box 219341, Kansas City, MO 64121-9341), by telephone (1-800-225-2606), or via the Internet at mfs.com (MFS Access).

The fund’s initial and subsequent investment minimums generally are as follows:

Class	Initial Minimum	Subsequent Minimum
Class A, Class C	None – automatic investment plans and certain asset-based fee programs $25 – employer-sponsored retirement plans $250 – Traditional and Roth IRAs $1,000 – other accounts	$50 – by check and non-systematic written exchange request, and via MFSC telephone representatives None – other purchases
Class I, Class R1, Class R2, Class R3, Class R4, Class R6	None	None

Purchases of Class R1 and Class R2 shares are closed to new eligible investors. Existing eligible investors can make additional purchases and reinvest distributions in Class R1 and Class R2 shares in any account open. Existing eligible investors may also exchange their Class R1 and Class R2 shares for the same share class of another MFS fund, open new Class R1 and Class R2 share accounts in other MFS funds, or transfer some or all of the shares in their account to another account and such account will be treated as an open account. Subject to the approval of the fund’s Board of Trustees, the fund may in the future (i) close purchases of Class R1 and/or Class R2 shares to existing eligible investors; (ii) terminate and liquidate Class R1 and/or Class R2 shares; or (iii) convert Class R1 and/or Class R2 shares to another share class of the fund. Such actions may be undertaken without shareholder approval, but the

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MFS Lifetime 2065 Fund

fund expects to provide shareholders with at least 60 days’ notice before taking any such action.

Taxes

If your shares are held in a taxable account, the fund’s distributions will be taxed to you as ordinary income and/or capital gains. However, if your shares are held in a tax-advantaged account, you will generally be taxed only upon withdrawals from the account unless such an account allows for tax-free withdrawals.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker/dealer or other financial intermediary (such as a bank), the fund, MFS, and/or MFS’ affiliates may pay the financial intermediary for the sale of shares of the fund and/or the servicing of shareholder accounts. These payments may create a conflict of interest by influencing your broker/dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek a high level of total return consistent with its asset allocation until the approximate retirement year in the fund's name; thereafter, the fund will seek total return through a combination of current income and capital appreciation. The asset allocation of the fund will change over time. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

The fund is designed to provide diversification among different asset classes for investors with the approximate retirement year in the fund's name. MFS invests substantially all of the fund's assets in other MFS mutual funds, referred to as underlying funds.

MFS selects the asset class allocations based on a strategic asset allocation process that takes into account a variety of factors, including historical risk and performance, projected performance, and other factors. MFS’ analyses of projected performance are primarily based on quantitative models using various inputs such as valuation metrics, growth rates, profitability, yields, and inflation. MFS may also consider current market conditions, its qualitative assessment of the risk/return characteristics of asset classes, and other factors in determining these allocations.

MFS employs the strategic asset allocation process described above to determine the amount of the fund's assets invested in (1) underlying funds that invest primarily in equity securities (“Equity Funds”) and underlying funds that provide exposure to less traditional asset classes, currently real estate and commodities (“Non-Traditional Funds”) and (2) underlying funds that invest primarily in debt instruments (“Bond Funds”) and an underlying fund that invests in cash and/or cash equivalents (“Money Market Fund”). The asset class allocations provide an initial layer of diversification for the fund.

As of August 1, 2026, the fund’s approximate long-term strategic allocation among asset classes was:

Equity Funds and Non-Traditional Funds	95%
Bond Funds and Money Market Fund	5%

All percentages are rounded to the nearest percent.

MFS may deviate from the long-term strategic allocations set forth above; however, any deviation from the long-term strategic allocation is not expected to be greater than plus or minus 10% under normal market conditions. At no time, however, will the fund's investments in Equity Funds and Non-Traditional Funds exceed 99%. Additionally, the fund’s allocation to Non-Traditional Funds will not typically exceed 20% of the fund’s assets.

As of August 1, 2026, the fund’s approximate strategic allocation among asset classes was:

Equity Funds and Non-Traditional Funds	94.8%
U.S. Equity Funds	55.5%
International Equity Funds	28.5%
Non-Traditional Funds	10.8%
Bond Funds and Money Market Fund	5.3%
Bond Funds	5.0%
Money Market Fund	0.3%

All percentages are rounded to the nearest tenth of a percent. As a result, the sum of the asset class allocations presented in the table may not total 100%.

MFS selects the underlying funds within each asset class based on underlying fund classifications, historical risk, historical and projected performance of the represented asset classes, as well as other factors. The selection process provides a second layer of diversification within the asset class allocations.

Within the Equity Fund allocation, MFS seeks to diversify by geography (by including domestic and international underlying funds, including emerging market underlying funds), in terms of market capitalization (by including large, mid, and small capitalization underlying funds) and by style (by including both growth and value underlying funds). A portion of the fund’s assets is also allocated to Non-Traditional Funds (i.e., asset classes less correlated to the overall equity and debt markets), which MFS believes provides further diversification benefits.

Within the Bond Fund allocation, MFS includes underlying funds with varying degrees of geographic (potentially including emerging market), interest rate and credit exposure, including exposure to below investment grade quality debt instruments. A portion of the fund’s assets may also be allocated to the Money Market Fund.

MFS normally invests the underlying funds' assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the underlying funds' assets in issuers in a single industry, sector, country, or region.

The asset class allocations for the fund, as well as the underlying funds and their weightings, are based on an allocation strategy designed for investors with the approximate retirement year in the fund's name. An investor should consider the year during which the investor expects to start drawing assets for retirement, which may or may not be the year in which the investor expects to retire. In addition, an investor should consider a number of other factors including the investor's age, how the fund will fit into an overall investment strategy and allocation, and whether the investor is looking for a more aggressive or more conservative allocation.

The asset allocation strategy for the fund will become increasingly conservative over time, shifting more weight from Equity Funds and Non-Traditional Funds to Bond Funds and the Money Market Fund. As a result, the fund's allocation strategy will gradually become more aligned with the long-term strategic allocation strategy of MFS Lifetime Income Fund (approximate allocation of 71% in Bond Funds and the Money Market Fund and an

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MFS Lifetime 2065 Fund

approximate allocation of 29% in Equity Funds and Non-Traditional Funds as of August 1, 2026). MFS Lifetime Income Fund is designed for investors who intend to withdraw assets over an extended period of time or who want an investment with an asset allocation mix similar to MFS Lifetime Income Fund's long-term strategic asset allocation. Upon reaching its stated target year, a fund's allocation strategy will be aligned with the allocation strategy of MFS Lifetime Income Fund. It is expected that the Board of Trustees will combine, without a shareholder vote, the fund with MFS Lifetime Income Fund within five years of the date that the fund’s asset allocation strategy matches the asset allocation strategy of MFS Lifetime Income Fund. The chart below illustrates how the asset allocation strategy of the fund will change over time:

Following is the list of underlying funds and their approximate strategic allocation weightings as of August 1, 2026:

Equity Funds and Non-Traditional Funds	94.8%
U.S. Equity Funds:	55.5%
MFS Blended Research Core Equity Fund	4.6%
MFS Blended Research Growth Equity Fund	5.1%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Blended Research Value Equity Fund	5.5%
MFS Growth Fund	5.1%
MFS Mid Cap Growth Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Research Fund	4.6%
MFS Value Fund	5.5%
International Equity Funds:	28.5%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Blended Research International Equity Fund	11.2%
MFS Emerging Markets Equity Fund	1.0%
MFS International Growth Fund	3.6%
MFS International Intrinsic Equity Fund[1]	3.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.1%
Non-Traditional Funds:	10.8%
MFS Commodity Strategy Fund	5.3%
MFS Global Real Estate Fund	5.5%
Bond Funds and Money Market Fund	5.3%
Bond Funds:	5.0%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.5%
Money Market Fund:	0.3%
MFS Institutional Money Market Portfolio	0.3%

1 Effective April 30, 2026, the name of MFS International Intrinsic Value Fund changed to MFS

International Intrinsic Equity Fund.

All percentages are rounded to the nearest tenth of a percent. As a result, the sum of the underlying fund allocations in each asset class may not equal the asset class allocations for such asset class, and the asset class and underlying fund allocations presented in the table may not total 100%.

MFS may allocate the fund’s assets among any number of the underlying funds listed in Appendix B of this prospectus at any time. A description of the underlying funds is also set forth in Appendix B of this prospectus. The fund’s underlying fund allocations may vary significantly over time, and the fund may be invested in some but not all of the underlying funds in Appendix B at any time.

Although the underlying funds listed in Appendix B are categorized generally as Equity Funds (U.S. or International), Non-Traditional Funds, Bond Funds or Money Market Fund, many of the underlying funds can invest in a mix of securities (e.g., a U.S. Equity Fund can invest in international stocks, or a Non-Traditional Fund can invest in stocks and/or bonds).

The asset class allocations and the underlying funds and their weightings are not designed to take advantage of short-term market opportunities and have been selected for investment over longer time periods. The asset class allocations and the underlying funds and their weightings may be changed without shareholder approval or notice. The actual weightings can also deviate due to market movements and cash flows. MFS systematically rebalances the fund's investments in the underlying funds to reflect the fund’s current strategic allocations.

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MFS Lifetime 2065 Fund

Principal Investment Types of the Underlying Funds

The principal investment types in which the underlying funds may invest include:

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, equity interests in REITs, and depositary receipts for such securities.

Debt Instruments: Debt instruments represent obligations of corporations, governments, and other entities to repay money borrowed, or other instruments believed to have debt-like characteristics. The issuer or borrower usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Debt instruments generally trade in the over-the-counter market and can be less liquid than other types of investments, particularly during adverse market and economic conditions. During certain market conditions, debt instruments in some or many segments of the debt market can trade at a negative interest rate (i.e., the price to purchase the debt instrument is more than the present value of expected interest payments and principal due at the maturity of the instrument). Some debt instruments, such as zero coupon bonds or payment-in-kind bonds, do not pay current interest. Other debt instruments, such as certain mortgage-backed securities and other securitized instruments, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

Corporate Debt Instruments: Corporate debt instruments are debt instruments issued by corporations or similar entities.

U.S. Government Securities: U.S. Government securities are debt instruments issued or guaranteed as to the payment of principal and interest by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity, including mortgage-backed securities and other types of securitized instruments issued or guaranteed by such entities. Certain U.S. Government securities are not supported as to the payment of principal and interest by the full faith and credit of the U.S. Treasury or the ability to borrow from the U.S. Treasury. Some U.S. Government securities are supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security.

Foreign Government Securities: Foreign government securities are debt instruments issued, guaranteed, or supported, as to the payment of principal and interest, by foreign governments, foreign government agencies, foreign semi-governmental entities or supranational entities, or debt instruments issued by entities organized and operated for the purpose of restructuring outstanding foreign government securities. Foreign government securities may not be supported as to the payment of principal and interest by the full faith and credit of the foreign government.

Securitized Instruments: Securitized instruments are debt instruments that generally provide payments of principal and interest based on the terms of the instrument and cash flows generated by the underlying assets. Underlying assets include residential and commercial mortgages, debt instruments, loans, leases, and receivables. Securitized instruments are issued by trusts or other special purpose entities that hold the underlying assets. Certain securitized instruments offer multiple classes that differ in terms of their priority to receive principal and/or interest payments under the terms of the instrument. Securitized instruments include mortgage-backed securities, collateralized debt obligations, and other asset-backed securities. Certain mortgage-backed securities are issued on a delayed delivery or forward commitment basis where payment and delivery take place at a future date.

Inflation-Adjusted Debt Instruments: Inflation-adjusted debt instruments are debt instruments whose principal and/or interest are adjusted for inflation. Inflation-adjusted debt instruments issued by the U.S. Treasury pay a fixed rate of interest that is applied to an inflation-adjusted principal amount. The principal amount is adjusted based on changes in the Consumer Price Index. The principal due at maturity is typically equal to the inflation-adjusted principal amount, or to the instrument’s original par value, whichever is greater. Other types of inflation-adjusted debt instruments may use other methods of adjusting for inflation, and other measures of inflation. Other issuers of inflation-adjusted debt instruments include U.S. Government agencies, instrumentalities and sponsored entities, U.S. and foreign corporations, and foreign governments.

Real Estate-Related Investments: Real estate-related investments include REITs, issuers similar to REITs formed under the laws of non-U.S. countries, and other U.S. and foreign issuers that earn at least 50% of their gross revenues or net profits from real estate activities or from products or services related to the real estate sector. Real estate activities include owning, developing, managing, or acting as a broker for real estate. Examples of real estate products or services include building supplies and mortgage servicing. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests. Equity REITs invest most of their assets directly in U.S. or foreign real property, receive most of their income from rents and may also realize gains by selling appreciated property. Mortgage REITs invest most of their assets in real estate mortgages and receive most of their income from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

Commodity-Linked Derivatives: Commodity-linked derivatives are derivatives whose value is based on the value of a commodity, a commodity futures or option contract, a commodity index, or some other indicator that reflects the value of a particular commodity or commodity market or the difference between one or more commodities or commodity markets (“commodity indicator”). Commodity-linked derivatives include futures, options, and swaps.

When-Issued, Delayed Delivery, and Forward Commitment Transactions: When-issued, delayed delivery, and forward commitment transactions, including securities purchased or sold in the TBA market, involve a commitment to purchase or sell a security at a predetermined price or yield at which payment and delivery take place at a scheduled future date after an extended settlement period that is longer than the customary settlement period for the type of security to be purchased or sold in the transaction. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing or selling securities pursuant to one of these transactions, payment for the securities is not required until the delivery date. In the TBA market, mortgage-backed securities are purchased and sold at predetermined prices on a delayed delivery or forward commitment basis with the underlying securities to be announced at a future date.

Derivatives: Derivatives are financial contracts whose value is based on the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, currency, interest rate, credit rating, commodity, volatility measure, or index. Derivatives involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, swaps, and certain complex structured securities.

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MFS Lifetime 2065 Fund

Principal Risks

The yield and share price of the fund will change daily based on the performance of the underlying funds. Underlying fund performance will change daily based on changes in interest rates and market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund, including near or after the target year. There is no guarantee that the fund will provide income at or through retirement. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The significance of any specific risk to an investment in the fund will vary over time depending on the composition of the fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the fund.

The principal risks of investing in the fund are:

Allocation Risk: MFS' assessment of the risk/return potential of asset classes and underlying funds, and the resulting allocation among asset classes and underlying funds, may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Underlying Funds Risk: MFS' strategy of investing in underlying funds exposes the fund to the risks of the underlying funds. Each underlying fund pursues its own investment objective and strategies and may not achieve its objective. In addition to the fees and expenses the fund bears directly, shareholders of the fund will indirectly bear the fees and expenses of the underlying funds.

Investment Selection Risk: MFS' investment analysis, including its assessment of the intrinsic valuation of issuers, its development and use of quantitative models, and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. The quantitative models used by MFS (both proprietary and third-party) may not produce the intended results for a variety of reasons, including the factors used in the models, the weight placed on each factor in the models, changes from the market factors' historical trends, changing sources of market return or market risk, and technical issues or errors in the design, development, implementation, application, and maintenance of the models (e.g., incomplete, stale, or inaccurate data, human error, programming or other software issues, coding errors, and technology failures). In addition, MFS or the fund's other service providers may experience disruptions or operating errors that could negatively impact the fund.

Equity Market Risk: Equity markets are volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general. Different parts of the market and different types of securities can react differently to these conditions. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain changes or events, such as political, social, or economic developments, including political elections, increasing or negative interest rates or the U.S. government's inability at times to agree on a long-term budget and deficit reduction plan (which has in the past resulted and may in the future result in a government shutdown); market closures and/or trading halts; government or regulatory actions, including sanctions, the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; rapid technological developments or widespread adoption of emerging technologies (such as artificial intelligence (AI)); natural disasters; outbreaks of pandemic and epidemic diseases; terrorist attacks; war; and other geopolitical changes or events, can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market.

Company Risk: Changes in the financial condition of a company or other issuer, changes in specific market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, regulatory, geopolitical, environmental, public health, and other conditions can adversely affect the prices of investments. The value of an investment held by the fund may decline due to factors directly related to the issuer, such as competitive pressures, rapid technological developments or widespread adoption of emerging technologies (such as AI) impacting the issuer’s competitive position and making products and/or services obsolete, cybersecurity incidents, financial leverage, historical and/or prospective earnings, management performance, labor and supply shortages, investor perceptions, and other factors. The prices of securities of smaller, less well-known issuers can be more volatile than the prices of securities of larger issuers or the market in general. As certain emerging technologies like AI are used more widely, the profitability and growth of certain fund holdings may be impacted, which could significantly impact the overall performance of a fund. For example, issuers in which a fund invests may use and/or expand the use of AI in their business operations, and the challenges with properly managing its use could result in reputational harm, competitive harm, legal liability, and/or an adverse effect on business operations.

Growth Company Risk: The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Value Company Risk: The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

Debt Market Risk: Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets, or debt markets generally. Certain changes or events, such as political, social, or economic developments, including increasing and negative interest rates or the U.S. government's inability at times to agree on a long-term budget and deficit reduction plan (which has in the past resulted and may in the future result in a government shutdown); market closures and/or trading halts; government or regulatory actions, including sanctions, the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; rapid technological developments or widespread adoption of new technologies (such as AI); natural disasters; outbreaks of pandemic and epidemic diseases; terrorist attacks; war; and other geopolitical changes or events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or a segment of a debt market.

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MFS Lifetime 2065 Fund

Interest Rate Risk: The price of a debt instrument typically changes in response to interest rate changes. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Inflationary price movements may cause fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk. Potential future changes in government and/or central bank monetary policy and action may also affect the level of interest rates. Monetary policy measures have in the past, and may in the future, exacerbate risks associated with rising interest rates. Interest rate risk is generally greater for fixed-rate instruments than floating-rate instruments and for instruments with longer maturities or durations, or that do not pay current interest. In addition, short-term and long-term interest rates, and interest rates in different countries, do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. The price of an instrument trading at a negative interest rate responds to interest rate changes like other debt instruments; however, an instrument purchased at a negative interest rate is expected to produce a negative return if held to maturity. Fluctuations in the market price of fixed-rate instruments held by the fund may not affect interest income derived from those instruments, but may nonetheless affect the fund's share price, especially if an instrument has a longer maturity or duration and is therefore more sensitive to changes in interest rates.

Inflation-adjusted debt instruments tend to react to changes in “real” interest rates. “Real” interest rates represent nominal interest rates reduced by the inflation rate.

Credit Risk: The price of a debt instrument depends, in part, on the issuer's or borrower's credit quality or ability to pay principal and interest when due. The price of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest, if the instrument's credit rating is downgraded by a credit rating agency, or based on other changes in, or perceptions of, the financial condition of the issuer or borrower. Debt instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could negatively affect the market value and liquidity of a debt instrument. For certain types of instruments, including derivatives, the price of the instrument depends in part on the credit quality of the counterparty to the transaction. For other types of debt instruments, including mortgage-backed securities and other securitized instruments, the price of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult.

Below investment grade quality debt instruments can involve a substantially greater risk of default or can already be in default, and their values can decline significantly over short periods of time. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and principal. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The market for below investment grade quality debt instruments can be less liquid, especially during periods of recession or general market decline.

Prepayment/Extension Risk: Many types of debt instruments, including mortgage-backed securities, securitized instruments, certain corporate debt instruments, and municipal housing bonds, and certain derivatives, are subject to the risk of prepayment and/or extension. Prepayment occurs when unscheduled payments of principal are made or the instrument is called or redeemed prior to an instrument’s maturity. When interest rates decline, the instrument is called, or for other reasons, these debt instruments may be repaid more quickly than expected. As a result, the holder of the debt instrument may not be able to reinvest the proceeds at the same interest rate or on the same terms, reducing the potential for gain. When interest rates increase or for other reasons, these debt instruments may be repaid more slowly than expected, increasing the potential for loss. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Inflation-Adjusted Debt Instruments Risk: Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. In addition, inflation-adjusted debt instruments may lose value in the event the actual rate of inflation is different than the rate of the applicable inflation index. If inflation is negative, principal and income both can decline. In addition, the measure of inflation used may not correspond to the actual rate of inflation experienced by a particular individual. Inflation-adjusted debt instruments are subject to the risk that the consumer price index or other relevant pricing index may be temporarily unavailable, discontinued, fundamentally altered by government action or otherwise, or substituted with an alternative index, which could adversely affect the fund’s investments and performance.

Focus Risk: Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions. These conditions include business environment changes; economic factors such as fiscal, monetary, and tax policies; inflation and unemployment rates; and government and regulatory changes. The fund's performance will be affected by the conditions in the industries, sectors, countries, and regions to which the fund is exposed. Furthermore, investments in particular industries, sectors, countries, or regions may be more volatile than the broader market as a whole.

Foreign Risk: Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. Political, social, diplomatic, and economic developments, U.S. and foreign government action, or the threat thereof, such as the imposition of currency or capital blockages, controls, or tariffs, economic and trade sanctions or embargoes, security trading suspensions, entering or exiting trade or other intergovernmental agreements, or the expropriation or nationalization of assets in a particular country, can cause dramatic declines in certain or all securities with exposure to that country and other countries. Sanctions, or the threat of sanctions, may cause volatility in regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the fund. In the event of nationalization, expropriation, confiscation or other government action, intervention, or restriction, the fund could lose its entire investment in a particular foreign issuer or country. Civil unrest, geopolitical tensions, armed conflicts, wars, and acts of terrorism are other potential risks that could adversely affect an investment in a foreign security or in foreign markets or issuers generally. Economies and financial markets are interconnected, which increases the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions. Less

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stringent regulatory, accounting, auditing, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries and with respect to certain types of investments, and can be particularly difficult against foreign governments. Changes in currency exchange rates can significantly impact the financial condition of a company or other issuer with exposure to multiple countries as well as affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those tied economically to emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions than the U.S. market. Investments in foreign issuers through depositary receipts generally involve risks applicable to other types of foreign investments. Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market.

Emerging Markets Risk: Investments tied economically to emerging markets, especially frontier markets (emerging markets that are early in their development), can involve additional and greater risks than the risks associated with investments in developed markets. Emerging markets typically have less developed economies and markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, less trading volume, less stringent investor protection and disclosure standards, less reliable settlement practices, greater government involvement in the economy, and greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments than developed countries. Financial and other disclosures by emerging market issuers may be considerably less reliable than disclosures made by issuers in developed markets. In addition, the Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, may not be able to inspect audit work papers in certain emerging market countries. Emerging markets can also be subject to greater political, social, geopolitical, and economic instability and more susceptible to environmental problems. In addition, many emerging market countries with less established health care systems have experienced outbreaks of pandemics or contagious diseases from time to time. These factors can make emerging market investments more volatile and less liquid than investments in developed markets.

Currency Risk: Changes in currency exchange rates can significantly impact the financial condition of a company or other issuer with exposure to multiple countries. In addition, a decline in the value of a foreign currency relative to the U.S. dollar reduces the value of the foreign currency and investments denominated in that currency. In addition, the use of foreign exchange contracts to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. The value of foreign currencies relative to the U.S. dollar fluctuates in response to, among other factors, interest rate changes, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory conditions in the United States or abroad. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other conditions.

Real Estate-Related Investment Risk: The risks of investing in real estate-related investments include certain risks associated with the direct ownership of real estate and the real estate industry in general. Real estate-related investments are affected by general, regional and local economic conditions; difficulties in valuing and disposing of real estate; and fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations, and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the REIT manager; and other factors. The real estate sector is particularly sensitive to economic downturns. During such periods, demand for property may decrease and prices may decline, which could impact the value of real estate-related investments. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts. Mortgage REITs may be affected by default or payment problems relating to underlying mortgages, the quality of credit extended and prepayments of the underlying mortgages. Equity and mortgage REITs could be adversely affected by failure to qualify for the favorable tax treatment available to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. The securities of small real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources. In addition, REITs may have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.

Commodity-Related Investments Risk: The value of commodity-related investments may be more volatile than the value of equity securities or debt instruments and may be affected by factors such as changes in overall market movements, commodity index volatility, changes in interest rates, currency fluctuations, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, geopolitical events, embargoes, tariffs, war, and international economic, political and regulatory developments. The price of a commodity-related investment may be affected by demand/supply imbalances in the market for the commodity or by demand/supply disruptions in major producing regions and changes in transportation, handling, and storage costs and capacity. Certain commodities may be produced in a limited number of states or countries and may be controlled by a small number of producers or groups of producers. As a result, political, economic, and supply-related events in such states and countries could have a disproportionate impact on the prices of such commodities. These imbalances and/or disruptions may be significant due to the length of time required to alter the supply of some commodities in response to changes in demand.

When-Issued, Delayed Delivery, and Forward Commitment Transaction Risk: The purchaser in a when-issued, delayed delivery or forward commitment transaction assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued or delivered as anticipated, and the seller loses the opportunity to benefit if the price of the security rises. When-issued, delayed delivery, and forward commitment transactions, including TBA transactions, can involve leverage.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to, and potentially greater than, the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. Derivatives can involve leverage. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment

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MFS Lifetime 2065 Fund

types used by the fund. If the value of a derivative does not change as expected relative to the value of the market or other indicator to which the derivative is intended to provide exposure, the derivative may not have the effect intended. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Leveraging Risk: Certain transactions and investment strategies can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small change in an underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, including clearing organizations, or a third party responsible for servicing the instrument or effecting the transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction. If a counterparty or third party fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the fund could miss investment opportunities, lose value on its investments, or otherwise hold investments it would prefer to sell, resulting in losses for the fund.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market, or may not have an active trading market due to adverse market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, including trading halts, sanctions, or wars. Investors trying to sell large quantities of a particular investment or type of investment, or lack of market makers or other buyers for a particular investment or type of investment may also adversely affect liquidity. At times, all or a significant portion of a market may not have an active trading market. Without an active trading market, it may be difficult to value, and it may not be possible to sell, these investments and the fund could miss other investment opportunities and hold investments it would prefer to sell, resulting in losses for the fund. In addition, the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs, which could result in dilution of remaining investors' interests in the fund. The prices of illiquid securities may be more volatile than more liquid investments.

Large Shareholder Risk:  From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make (individually or collectively) relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's performance to the extent that the fund may be required to sell securities or invest cash at times it would not otherwise do so. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. The effects of taxable income and/or gains resulting from large redemptions of fund shares would particularly impact non-redeeming shareholders who do not hold their fund shares in a tax-advantaged or tax-exempt vehicle. To the extent that such transactions result in short-term capital gains, such gains will generally be taxed at the ordinary income rate for shareholders who hold fund shares in a taxable vehicle. In addition, a large redemption could result in the fund's current expenses being allocated over a smaller asset base, leading to an increase in the fund's expense ratio. Purchases of a large number of shares may adversely affect the fund's performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would. A number of circumstances may cause the fund to experience large redemptions or purchases, such as changes in the eligibility criteria for the fund or a share class of the fund; liquidations, reorganizations, repositionings, or other announced fund events; or changes in investment objectives, strategies, policies, risks or investment personnel.

Other Investment Strategies and Risks

Active and Frequent Trading: MFS may engage in active and frequent trading in pursuing the fund's principal investment strategies. Frequent trading may increase transaction costs, which can reduce the fund's return. Frequent trading can also increase the possibility of capital gain and ordinary distributions. Frequent trading can also result in the realization of a higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently. Because short-term capital gains are distributed as ordinary income, this would generally increase your tax liability unless you hold your shares through a tax-advantaged or tax-exempt vehicle.

Operational and Cybersecurity Risk: The fund and its service providers, and your ability to transact with the fund, may be negatively impacted due to operational matters arising from, among other issues, human errors, systems and technology disruptions or failures, fraudulent activities, or cybersecurity incidents. Operational issues and cybersecurity incidents may cause the fund or its service providers, as well as securities trading venues and other market participants, to suffer data corruption and/or lose operational functionality, and could, among other things, interfere with the processing of shareholder transactions, impair the ability to calculate the fund's net asset value per share, impede trading of portfolio securities, and result in the theft, misuse, and/or improper release of confidential information relating to the fund or its shareholders. Such operational issues and cybersecurity incidents may result in losses to the fund and its shareholders. Because technology is frequently changing, new ways to carry out cyberattacks continue to develop. In addition, the rapid development and increasingly widespread use of new technologies, including AI such as machine learning technology and generative AI models (AI technologies) could exacerbate these risks. Therefore, there is a chance that certain risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the ability of the fund and its service providers to plan for or respond to a cyberattack. Additionally, the use of AI technologies could impact the market as a whole, including through the use of AI by malicious actors for market manipulation, fraud, and cyberattacks. Information relating to the fund’s investments is delivered electronically, which can give rise to a number of risks, including, but not limited to, the risks that such communications may not be secure and may contain computer viruses or other defects, may not be accurately replicated on other systems, or may be intercepted, deleted or interfered with, without the knowledge of the sender or the intended recipient. Furthermore, geopolitical tensions could increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing.

Temporary Defensive Strategy: In response to adverse market, economic, industry, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s performance and the fund

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may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks: Information about investment strategies and investment types not described in the prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (SAI).

Management of the Fund

Investment Adviser

MFS, located at 111 Huntington Avenue, Boston, Massachusetts 02199, serves as the investment adviser for the fund. Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

The fund pays no management fee to MFS; however, the underlying funds pay management fees to MFS which are reflected under “Summary of Key Information-Fees and Expenses” above.

MFS has agreed in writing to bear the fund's expenses, excluding management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, investment-related expenses, and fees and expenses associated with investments in investment companies and other similar investment vehicles, or make payment to the fund, such that "Other Expenses" do not exceed 0.00% of the class' average daily net assets annually for each of Class A, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 shares, and (0.14)% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2027. During the term of this agreement, Class R6 shares will receive payments from MFS in excess of its "Other Expenses" in an amount equal to at least 0.14% of the class' average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement is available in the fund’s Form N-CSR filed with the SEC for the period ended October 31, 2025, and in the related financial statements posted online at funds.mfs.com.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $643 billion as of June 30, 2026.

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is available to you at mfs.com/openendfunds by selecting the fund's name:

Information	Approximate Date of Posting
Fund’s top 10 holdings as of each month’s end	11 days after month end
Fund’s top 10 equity holdings as of each month's end	11 days after month end
Fund's top 10 fixed income holdings as of each month's end	11 days after month end
Fund’s holdings of underlying MFS funds as of each month’s end	11 days after month end

Top 10 holdings, top 10 equity holdings, and top 10 fixed income holdings are aggregated disclosed holdings of the underlying MFS funds. Top 10 holdings exclude cash, cash equivalents, short-term investments, currency derivatives, and the cash portion of other derivatives.

Full holdings of the underlying MFS funds in which the fund invests are available 19 days after month end or 24 days after month end (depending on the underlying fund). The most recently disclosed full holdings of the underlying MFS funds are available by selecting an underlying fund’s name under “MFS Fund Holdings (%)” on the fund’s Website at mfs.com. For purposes of full holdings, cash, cash equivalents, and short-term investments are aggregated and currency derivatives and the cash portion of other derivatives are aggregated.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on mfs.com until at least the date on which the fund files a Form N-CSR or Form N-PORT for the period that includes the date as of which the mfs.com information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Benjamin Nastou	Portfolio Manager, General Oversight of a Team of Investment Professionals	Employed in the investment area of MFS since 2001
Natalie Shapiro	Portfolio Manager, General Oversight of a Team of Investment Professionals	Employed in the investment area of MFS since 1997
Erich Shigley	Portfolio Manager, General Oversight of a Team of Investment Professionals	Employed in the investment area of MFS since 2013

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor

MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides dividend and distribution disbursing and transfer

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MFS Lifetime 2065 Fund

agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for payments made to service providers that provide certain sub-accounting and other shareholder services (shareholder servicing payments) and its out-of-pocket expenses. No shareholder servicing payments are made for Class R6 shares.

Description of Share Classes

The fund offers Class A, Class C, Class I, Class R1, Class R2, Class R3, Class R4, and Class R6 shares through this prospectus. All classes of the fund have the same investment objective and investments, but each class has its own sales charge and expense structure. Your financial intermediary may also charge you additional fees, commissions, or other charges. You should consult with your financial intermediary to help you determine which class is most appropriate for you.

Purchases of Class R1 and Class R2 shares are closed to new eligible investors. Existing eligible investors can make additional purchases and reinvest distributions in Class R1 and Class R2 shares in any account open. Existing eligible investors may also exchange their Class R1 and Class R2 shares for the same share class of another MFS fund, open new Class R1 and Class R2 share accounts in other MFS funds, or transfer some or all of the shares in their account to another account and such account will be treated as an open account. Subject to the approval of the fund’s Board of Trustees, the fund may in the future (i) close purchases of Class R1 and/or Class R2 shares to existing eligible investors; (ii) terminate and liquidate Class R1 and/or Class R2 shares; or (iii) convert Class R1 and/or Class R2 shares to another share class of the fund. Such actions may be undertaken without shareholder approval, but the fund expects to provide shareholders with at least 60 days’ notice before taking any such action.

Share Class Eligibility

Your financial intermediary is responsible for determining if you meet any share class eligibility requirements. MFS does not generally monitor any share class eligibility requirements.

Class A and Class C shares do not have any share class eligibility requirements.

Class I shares generally are available only to the following eligible investors:

• certain retirement plans established for the benefit of employees and former employees of MFS or its affiliates;

• defined benefit retirement plans, endowments, or foundations;

• bank trust departments or law firms acting as trustee or manager for trust accounts;

• investors who purchase shares through asset-based fee programs available through financial intermediaries;

• employees and former employees of MFS and its subsidiaries who were employed by MFS or its subsidiaries on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons' spouses or legal equivalents under applicable state law; and

• trustees and former trustees of any investment company for which MFD serves as a distributor and who served as trustee on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons' spouses or legal equivalents under applicable state law.

Class I shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class I shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class I shares through such programs. In addition, Class I shares are available to investors whose Class A or Class C shares have been converted to Class I shares as a result of no financial intermediary being specified on the investor's account. (Please see "Conversion Among Share Classes" below.)

Class R1, Class R2, Class R3, and Class R4 shares generally are available only to eligible retirement plans (401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level (“Employer Retirement Plans”)), and health savings accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the fund at an omnibus level.

Class R1, Class R2, Class R3, and Class R4 shares generally are not available to traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, salary reduction only 403(b) plans, and Section 529 tuition plans.

Class R6 shares generally are available only to the following eligible investors:

• Employer Retirement Plans;

• health savings accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the fund at an omnibus level;

• investment companies distributed by MFD;

• endowments and foundations, local, city and state agencies (or entities acting on their behalf), corporations and other institutional investors;

• funded welfare benefit plans (e.g., Voluntary Employees' Beneficiary Association (VEBA) and Other Post-Employment Benefits (OPEB) plans);

• unaffiliated registered investment companies;

• collective investment trusts;

• investors who purchase shares through asset-based fee programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs;

• Section 529 tuition plans that have entered into an agreement with MFD to purchase Class R6 shares; and

• MFS Development Funds, LLC, pooled investment vehicles established by MFS for the purpose of establishing a performance record to enable MFS and its subsidiaries to offer such vehicle’s investment style to clients.

Class R6 shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class R6 shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs.

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Conversion Among Share Classes

If you hold Class C shares for approximately eight years, they will convert to Class A shares of the fund. For purposes of calculating the conversion date, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.

All Class C shares you acquire through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any Class C shares in your account convert to Class A shares, a proportionate number of the Class C shares in the sub-account will also convert to Class A shares.

For shareholders invested in Class C shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period. The automatic conversion of Class C shares to Class A shares will not apply to shares held through financial intermediaries that do not track the length of time that a shareholder has held such shares. In addition, for shareholders invested in Class C shares through a financial intermediary, Class C shares may be automatically exchanged for Class A shares of the fund under the policies of the financial intermediary, as described in Appendix A of this prospectus.  It is solely the responsibility of the respective financial intermediary to administer and support such transactions. Please consult your financial intermediary for more information.

Class C shareholders of the fund may be able to convert their shares to Class A shares of the fund if their financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD. Class C shareholders also may be able to convert their Class C shares not subject to a CDSC to Class I shares of the fund if they satisfy eligibility requirements of Class I shares.

Shareholders may be able to convert between Class A shares and Class I shares of the fund if they satisfy eligibility requirements for the other class, if any. Class I shareholders may be able to convert their Class I shares to Class R6 shares of the fund if they satisfy eligibility requirements of Class R6 shares.

Class A or Class C shares in an account held directly with MFSC for which no financial intermediary is specified will be periodically converted to Class I shares as authorized by MFD. If your Class A or Class C shares are converted to Class I shares pursuant to this conversion feature, all future purchases in your account will be invested in Class I shares. Shareholders will generally be provided with written notice at least 30 days prior to a conversion of their Class A or Class C shares to Class I shares.

If a shareholder converts from one share class to another share class of the fund, as described above, the transaction will be based on the respective net asset value of each class as of the trade date for the conversion. Consequently, the converting shareholder may receive fewer shares or more shares than originally owned, depending on that day’s net asset values. The total value of the initially held shares, however, will equal the total value of the converted shares received. A conversion between share classes in the same fund, as described above, is a nontaxable event for U.S. federal income tax purposes.

Sales Charges and Waivers and Reductions

You may be subject to an initial sales charge when you purchase Class A shares, or a CDSC when you redeem Class A or Class C shares. These sales charges are paid to MFD.

You may qualify for a sales charge waiver or reduction when you purchase or redeem shares. The waivers or reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction. Further details regarding these waivers and reductions are provided in Appendix A of this prospectus. It is your responsibility to inform your financial intermediary or MFSC upon purchasing fund shares of your eligibility for a sales charge waiver or reduction. Waivers or reductions may be eliminated, modified, and added at any time without providing advance notice to shareholders.

Class A Shares. You may purchase Class A shares at the offering price (which includes the applicable initial sales charge).

The amount of the initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest, as follows:

	INITIAL SALES CHARGE AS PERCENTAGE OF:
Amount of Purchase	GROSS PURCHASE AMOUNT (OFFERING PRICE*)	NET AMOUNT INVESTED
Less than $50,000	5.75%	6.10%
$50,000 but less than $100,000	4.75%	4.99%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.75%	2.83%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 or more	None	None

* Offering price is calculated by dividing the net asset value of a share by the difference between 1 and the initial sales charge percentage. Because the offering price is rounded to two decimal places, actual sales charges you pay may be more or less than those calculated using these percentages.

You may purchase Class A shares without an initial sales charge when you invest $1 million or more in Class A shares. However, for purchasers other than Employer Retirement Plans, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 18 months of purchase.

Purchases of the fund and exchanges out of the fund are subject to the MFS funds’ policies concerning disruptive trading practices. This includes exchanges out of the fund within a short period of time after purchase for the purpose of avoiding a higher initial sales charge on the MFS fund into which you exchange. The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order believed to represent frequent or other disruptive trading. In such situations, the MFS funds may prohibit future purchases from you and/or the financial intermediary associated with your account. See “How to Purchase, Redeem, and Exchange Shares—Disruptive Trading” for more information regarding MFS funds’ policies concerning disruptive trading practices.

Class C Shares. You may purchase Class C shares at net asset value without an initial sales charge. However, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 12 months of your purchase.

Class I Shares. Eligible investors may purchase Class I shares at net asset value without an initial sales charge or a CDSC upon redemption.

Class R1, Class R2, Class R3, Class R4, and Class R6 Shares. Eligible investors may purchase Class R1, Class R2, Class R3, Class R4, and Class R6 shares at net asset value without an initial sales charge or a CDSC upon redemption.

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Calculation Of CDSC. As discussed above, certain investments in Class A and Class C shares are subject to a CDSC. For purposes of calculating the CDSC, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the CDSC, if you sell only some of your shares, shares not subject to a CDSC are sold first, followed by shares held the longest.

Shares acquired through reinvestment of distributions are not subject to a CDSC.

Distribution and Service Fees

The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Distribution Plan”). Under the Distribution Plan, the fund pays distribution and/or service fees to MFD to support the sale and distribution of Class A, Class C, Class R1, Class R2, and Class R3 shares, and/or shareholder servicing and account maintenance activities. These distribution and/or service fees equal on an annual basis up to the following maximum percentages of average daily net assets of the class:

CLASS	MAXIMUM DISTRIBUTION FEE	MAXIMUM SERVICE FEE	MAXIMUM TOTAL DISTRIBUTION AND SERVICE FEE
Class A	0.00%	0.25%	0.25%
Class C	0.75%	0.25%	1.00%
Class R1	0.75%	0.25%	1.00%
Class R2	0.25%	0.25%	0.50%
Class R3	0.00%	0.25%	0.25%

These fees are paid out of fund assets of the applicable class of shares. Because these fees are an ongoing expense of the fund, they increase the cost of your investment over time and may cost you more than other types of sales charges.

MFD has voluntarily agreed to rebate to the class a portion of such class' 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to seed money of MFS or an affiliate.

The fund has not adopted a Rule 12b-1 plan with respect to its Class I, Class R4, or Class R6 shares.

Financial Intermediary Compensation

The term "financial intermediary" refers to any broker/dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, third-party administrator, insurance company, consultant, and any other institution having a selling, administration, or any similar agreement with MFD, MFS, or any of their affiliates.

Financial intermediaries receive various forms of compensation in connection with the sale of shares of a fund and/or the servicing of shareholder accounts. Financial intermediaries receive such compensation (i) in the form of up-front commissions and ongoing asset-based compensation paid by MFD based on sales charges received and expected to be received by MFD from shareholders and Distribution Plan distribution and service payments received by MFD from the fund, (ii) in the form of shareholder servicing payments paid by an affiliate of MFD based on the receipt of such payments by MFD or its affiliates from the fund, and/or (iii) in the form of payments paid by MFD from MFD’s own additional resources, which may be made to the financial intermediary or its affiliate.

Financial intermediaries receive up-front commissions of up to the following percentage amount(s) for sales of the following share class(es):

SHARE CLASS	UP FRONT COMMISSION AS A PERCENTAGE OF OFFERING PRICE
Class A	5.75%
Class C	1.00%

In addition, certain financial intermediaries receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to participate in MFD’s promotional efforts and/or in recognition of their marketing support, administrative services, and/or transaction processing support, which may be made to the financial intermediary or its affiliate. This compensation from MFD is not reflected in the "Fees and Expenses" table in the fund's prospectus. MFD compensates financial intermediaries based on factors including, but not limited to, the distribution potential of the financial intermediary, the types of products and programs offered by the financial intermediary, eligibility for placement on the financial intermediary's preferred or recommended list, the financial and contractual terms with the financial intermediary, the level and/or type of marketing and administrative support provided by the financial intermediary, and the quality of the overall relationship with the financial intermediary. Additionally, MFD normally considers factors such as the level of assets attributable to the financial intermediary, the level of redemptions by the financial intermediary, the level of access to the financial intermediary's representatives and management, the ability to educate the representatives of the financial intermediary about the MFS funds, and the number of representatives of the financial intermediary potentially utilizing the MFS funds with their clients.

MFD makes these additional payments to financial intermediaries for marketing support and administrative services with respect to fund shares sold or held through the financial intermediary's distribution network and/or through programs such as retirement programs, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. MFD also makes payments to certain financial intermediaries to help offset the costs associated with client account maintenance support, statement preparation, and transaction processing. To the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and other applicable laws and regulations, MFD makes other payments or allows other promotional incentives or payments to financial intermediaries.

The types of payments described above are not exclusive and such payments can be significant to the financial intermediary. In addition, the compensation that financial intermediaries receive may vary by class of shares sold and among financial intermediaries. Depending upon the arrangements in place at any particular time, financial intermediaries may have a financial incentive to recommend a particular fund or share class when a less expensive option with the same or similar characteristics is available or to recommend MFS funds instead of other funds that generate less or no compensation for the financial intermediary. Likewise, such compensation could create incentives for the financial intermediary to hold an investment longer than might be appropriate, or conversely, to make more frequent exchanges or other transactions than might be necessary.

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You can find further details in the SAI about the payments made by MFD and its affiliates and the services provided by financial intermediaries. Financial intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You should ask your financial intermediary for information about any payments it receives from MFD and its affiliates and any services it provides, as well as about fees and/or commissions it charges you. Financial intermediaries that sell fund shares may also act as a broker/dealer in connection with an MFS fund's purchase or sale of portfolio securities. However, the fund and MFS do not consider financial intermediaries’ sales of shares of an MFS fund as a factor when choosing broker/dealers to effect portfolio transactions for the MFS funds.

How To Purchase, Redeem, and Exchange Shares

You may purchase, redeem, and exchange shares of the fund in the manner described below. The fund is generally only available to U.S. residents with a valid U.S. tax identification number (and to certain other qualified investors). If you buy or sell shares of the fund through a retirement account, Section 529 tuition plan, or financial intermediary, the procedures for buying, selling, and exchanging shares of the fund and the features, policies, and fees may differ from those discussed in this prospectus. Investment minimums may be waived or reduced for certain types of investors and investments and your financial intermediary may have additional minimums.

How to Purchase Shares

Your shares will be bought at the offering price (the net asset value per share plus any applicable initial sales charge) next calculated after your purchase order is received in proper form. Your financial intermediary is responsible for transmitting your purchase order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any purchase order that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of purchase; contact MFSC if you have questions about your particular circumstances. Certain restrictions apply to the use of a transfer on death registration. You or your financial intermediary should contact MFSC to obtain a Transfer on Death registration form and for information regarding MFSC’s other requirements for transfer on death registrations. If payment for a purchase order is not received by the time required under applicable law, your purchase order may be cancelled and your financial intermediary could be liable for any costs or losses.

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders. The fund may stop offering shares completely, or may offer shares only on a limited basis, for a period of time or permanently.

The fund is required by law to obtain from you certain information that will be used to verify the identity of the account owner. If you do not provide the information, the fund will not be able to open your account. The fund must also take certain steps to verify that the account information you provide is correct.

Purchases of Class R1 and Class R2 shares are closed to new eligible investors. Existing eligible investors can make additional purchases and reinvest distributions in Class R1 and Class R2 shares in any account open. Existing eligible investors may also exchange their Class R1 and Class R2 shares for the same share class of another MFS fund, open new Class R1 and Class R2 share accounts in other MFS funds, or transfer some or all of the shares in their account to another account and such account will be treated as an open account. Subject to the approval of the fund’s Board of Trustees, the fund may in the future (i) close purchases of Class R1 and/or Class R2 shares to existing eligible investors; (ii) terminate and liquidate Class R1 and/or Class R2 shares; or (iii) convert Class R1 and/or Class R2 shares to another share class of the fund. Such actions may be undertaken without shareholder approval, but the fund expects to provide shareholders with at least 60 days’ notice before taking any such action.

Class A and Class C Shares. You can establish an account by having your financial intermediary process your purchase or by contacting MFSC directly.

Purchases of Class C shares are subject to a total account value limitation at the time of purchase of $999,999. If your existing accounts for all share classes held with the MFS funds have a total value equal to $999,999 for Class C share purchases, you will not be able to purchase Class C shares. For the purpose of determining your total account value, existing accounts for all share classes held with the MFS funds that are linked under a Letter of Intent or Right of Accumulation will be included.

The fund or its agents may at their discretion accept a purchase request for Class C shares that would otherwise exceed the total account value limitation of $999,999 under certain circumstances, including purchases by certain types of group or sponsored retirement plans.

Class I Shares. You can establish an account through your MFD representative, by having your financial intermediary process your purchase, or by contacting MFSC directly.

Class R1, Class R2, Class R3, Class R4, and Class R6 Shares. You can establish an account through your financial intermediary or by contacting MFSC directly. For Class R6 investors, you can also establish your account through your MFD representative.

Additional Purchases

You may purchase additional shares through your financial intermediary or MFSC.

Additional Purchases Directly Through MFSC.

• Mail. You may purchase additional shares by mailing a check with your investment instructions to MFSC.

• Telephone. You may purchase additional shares by phone from your pre-designated bank account. You must elect this privilege on your account application or service application. Purchases via telephone are not available for certain types of accounts.

• Internet. You may purchase additional shares from a pre-designated bank account via the Internet at mfs.com (MFS Access). You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Purchases via the Internet are not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares, and certain types of accounts.

• Wire. To purchase additional shares by wire, call MFSC for instructions.

• Automatic Investment Plan. You may purchase additional shares by automatically investing a designated amount from your checking or savings account on any day of the month. You must elect this privilege on your account application or service application.

Additional Purchases Through Your Financial Intermediary. You can have your financial intermediary purchase shares on your behalf. Your financial intermediary

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will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

How to Redeem Shares

Your shares will be sold at the net asset value per share next calculated after your redemption order is received in proper form, minus any applicable CDSC and/or other fees. Your financial intermediary is responsible for transmitting your redemption order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any redemption request that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of redemption; contact MFSC if you have questions about your particular circumstances.

In certain circumstances, you will need to have your signature guaranteed and/or submit additional documentation to redeem your shares. In general, no signature guarantee is required for a redemption order for up to $100,000 that is signed by all owners or fiduciaries identified in the account registration, paid as registered, and mailed to the address of record. However, if you have changed your address of record within 30 days of your redemption order, a Medallion signature guarantee will generally be required. A Medallion signature guarantee will also generally be required if you want to send your redemption proceeds to a pre-designated bank account that was added or changed on your account within 30 days of your redemption order.

The fund typically processes your redemption proceeds, after your request is received in proper form, by the end of the next business day for payment by wire and payment processed through DTCC's Defined Contribution Clearance & Settlement System or Fund/SERV system (financial intermediaries can choose to have payments processed through the Fund/SERV system by the end of the second business day instead of the next business day), and by the end of the second business day for payment by check and Automated Clearing House. However, the fund may delay processing your redemption request for up to seven days. Under unusual circumstances, such as when the NYSE is closed, trading on the NYSE is restricted, or as permitted by the SEC, the fund may suspend redemptions or postpone payment for more than seven days.

If you recently purchased shares and subsequently request a redemption, redemption proceeds (other than in an exchange) for the shares you recently purchased will generally be delayed until money from such purchases sufficient to cover your redemption has been received and collected. Receiving and collecting payment can take up to seven business days after a purchase. You can avoid this delay by purchasing shares by wire transfer.

The fund typically expects to meet redemption requests by holding cash and/or cash equivalents, selling investments, and using overdraft provisions or lines of credit. The fund may also meet redemption requests by redeeming shares in kind for large redemptions or during stressed market conditions. If, during any 90-day period, you redeem shares in an amount greater than the lesser of $250,000 or 1% of fund net assets, and if MFS determines it to be feasible and appropriate, the fund may pay the redemption amount above such threshold by a distribution in kind of portfolio securities (redemption in kind). In the event that the fund makes a redemption in kind, you should expect to incur brokerage and other transaction charges when converting the securities to cash, and the securities will likely increase or decrease in value before you sell them.

You may redeem your shares either by having your financial intermediary process your redemption or by contacting MFSC directly.

Redeeming Directly Through MFSC.

• Mail. To redeem shares by mail, you can send a letter, or the applicable redemption form, to MFSC with the name of the fund, your account number, and the number of shares or dollar amount to be redeemed. MFSC currently charges a fee to send your proceeds via overnight mail.

• Telephone. If a signature guarantee is not required, you can call MFSC to have shares redeemed from your account and proceeds mailed to the address of record on the account. MFSC currently charges a fee to send your proceeds via overnight mail. You can also call MFSC to have shares redeemed from your account and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application if you wish to have proceeds sent to your bank account. Telephone redemptions are not available for certain types of accounts.

• Internet. If a signature guarantee is not required, you can have shares redeemed from your account via the Internet at mfs.com (MFS Access) and the proceeds mailed to the address of record on the account. You can also have shares redeemed from your account via MFS Access and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Redemptions via the Internet are not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares, and certain types of accounts.

• Systematic Withdrawal Plan (not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares). If you have a balance of at least $5,000 in your account in the fund, you may elect to automatically receive (or designate someone else to receive) regular periodic payments (of at least $50 if by check) through an automatic redemption of such classes. The fund may terminate any Systematic Withdrawal Plan for an account if the value of the account falls below $5,000 as a result of share redemptions (other than as a result of a Systematic Withdrawal Plan). Please contact MFSC or your financial intermediary for details.

Redeeming Through Your Financial Intermediary. You can have your financial intermediary process a redemption on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

Signature Guarantee/Additional Documentation. If a Medallion signature guarantee is required, your signature may be guaranteed by an eligible bank, broker/dealer, credit union, national securities exchange, registered securities association, clearing agency, or savings association that participates in a Medallion program recognized by the Securities Transfer Association. MFSC may require additional documentation for certain types of registrations and under certain circumstances. Signature guarantees and this additional documentation shall be accepted in accordance with policies established by MFSC, and MFSC may, at its discretion, change and make certain exceptions to these requirements. Please contact MFSC with any questions and for the requirements for your particular situation.

Share Certificates. If certificates are outstanding for your shares, you may only redeem such shares by mailing the certificates to MFSC. Telephone, electronic, and systematic withdrawal plan

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MFS Lifetime 2065 Fund

redemptions and checkwriting are not available if certificates are outstanding for your shares.

Involuntary Redemptions. Because it is costly to maintain small accounts, the MFS funds have reserved the right to redeem your Class A, Class C, or Class I shares without your permission when your account contains less than $500 for any reason, including market fluctuation. Before the fund makes such a redemption, you will be notified and given 60 days to increase your investment to at least $500. Certain accounts are not subject to these provisions. Any applicable CDSC will be waived for shares redeemed due to the small size of a shareholder's account.

In addition, the MFS funds have reserved the right to redeem your shares without your permission in cases of threatening conduct or suspicious, fraudulent, or illegal activity. Any applicable CDSC will be assessed upon redemption of your shares.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund.

Exchange Privilege. You can exchange your shares for shares of the same class, if available, of most other MFS funds at their respective net asset values by having your financial intermediary process your exchange request or by contacting MFSC directly.

You can exchange your Class A shares and your Class I shares for shares of MFS U.S. Government Money Market Fund, if available, according to the terms of such fund’s prospectus.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC.

You should read the prospectus of the MFS fund into which you are exchanging and consider the differences in investment objectives, policies, and risks, and in fees and expenses, before making an exchange. The exchange privilege may be changed or discontinued at any time, and all exchanges are subject to certain limitations and the MFS funds’ policies concerning disruptive trading practices, which are designed to protect the funds and their shareholders from the harmful effects of frequent trading. No more than ten exchanges may be made in any one exchange request by telephone.

The MFS funds allow certain financial intermediaries to place exchange orders on behalf of a group of their discretionary investment advisory clients (“group exchange orders”). As with any exchange request, the funds and their agents reserve the right to reject any group exchange order, and the funds’ agents will generally reject any group exchange order received by the funds or their agents after 1 p.m., Eastern time. In addition, MFD has agreements with certain financial intermediaries which set forth the terms and conditions under which group exchange orders may be placed by these financial intermediaries. These conditions may be more restrictive than those applicable to individual exchange orders, and may include the requirement to provide the funds or their agents with advance notice of group exchange orders.

Automatic Exchange Plan (not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares). If you have a balance of at least $2,000 in your account in the fund, you may participate in the automatic exchange plan, a dollar-cost averaging program. This plan permits you to make automatic periodic exchanges from your account in the fund for shares of the same class of other MFS funds. Exchanges will generally be made at net asset value without any sales charges; however, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares.

Disruptive Trading

General Purchase and Exchange Limitation Policy. The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In the event that MFSC rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC's judgment, in consultation with MFS, as appropriate, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

Disruptive Trading Risks. To the extent that the MFS funds or their agents are unable to curtail disruptive trading practices in a fund (e.g., disruptive frequent trading) or to the extent there are large or frequent redemptions in a fund, these purchases and/or redemptions can interfere with the efficient management of the fund's portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

Frequent Trading. The fund is not intended to serve as a vehicle for frequent trading. The Board of Trustees of the fund has adopted the purchase and exchange limitation policy described below, which it believes is reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce this policy, subject to oversight by the Board of Trustees. The fund may alter its policies at any time without notice to shareholders.

MFSC will generally restrict, reject or cancel purchase and exchange orders into the fund if MFSC determines that an accountholder has made two exchanges, each in an amount of $25,000 or more, out of an account in the fund during a calendar quarter (“two exchange limit”). This policy does not apply to Section 529 tuition plans and MFS money market funds, or to exchanges initiated by a retirement plan trustee or sponsor rather than by a plan participant, and other similar non-discretionary exchanges (e.g., in connection with fund mergers/acquisitions/liquidations). MFSC may make exceptions to this policy if, in its judgment, the transaction does not represent frequent trading activity, such as purchases made through systematic purchase plans (but not systematic exchange plans), payroll contributions, or distribution investment programs. In applying this policy, MFSC considers the information available to it at the time and reserves the right to consider trading effected through multiple accounts that are under common ownership, control, or influence to be trading out of a single account.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the accountholder (e.g., an accountholder who on the same day exchanges $26,000 from the fund into two other MFS funds, by exchanging $13,000 into each of the two MFS funds, will be viewed as having made one exchange transaction exceeding $25,000 in value).

Omnibus accounts, in which shares are held in the name of a financial intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among certain financial intermediaries such as brokers, retirement plans, investment advisers, and insurance companies.

Financial intermediaries are required to reject any purchase or exchange orders in the fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading (“Waived Financial Intermediary”). With respect to Waived Financial

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MFS Lifetime 2065 Fund

Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the fund by the customers of such Waived Financial Intermediary, including requesting underlying shareholder account data more frequently than from other financial intermediaries.

With respect to omnibus accounts that provide MFSC with underlying shareholder data daily, MFSC will apply the two exchange limit directly to underlying shareholders. For all other accounts which MFSC determines are omnibus accounts, MFSC will apply the two exchange limit to the omnibus account itself. Applying the two exchange limit to the omnibus account itself will not necessarily detect violations of the two exchange limit by underlying shareholders. If the financial intermediary associated with an omnibus account that has triggered the two exchange limit demonstrates to MFSC, as determined in MFSC’s sole discretion, that no single underlying shareholder triggered the two exchange limit, then MFSC will remove any restrictions, rejections, or cancellations imposed on the account. If the financial intermediary demonstrates to MFSC that a single underlying shareholder triggered the two exchange limit and that the financial intermediary itself will apply applicable restrictions, rejections, or cancellations to that underlying shareholder, MFSC will likewise remove any restrictions, rejections, or cancellations imposed on the omnibus account. Otherwise, MFSC will continue to apply the two exchange limit to the omnibus account.

Certain financial intermediaries may use procedures to restrict frequent trading by their customers who invest in the fund while others may not employ any procedures to restrict frequent trading. Such procedures, if any, may be less restrictive than the fund’s purchase and exchange limitation policy, may permit transactions not permitted by the fund’s purchase and exchange limitation policy, including transactions in excess of the two exchange limit, and/or may prohibit transactions not subject to the fund’s purchase and exchange limitation policy. You should consult your financial intermediary about any restrictions it imposes on frequent trading.

There is no assurance that MFSC will be able to detect or prevent frequent trading. Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for detecting frequent trading, including reviewing transactions (including exchanges) that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that occur close in time to other transactions in the same account or in multiple accounts that are under common ownership, control, or influence. Any or all of these parameters (including those not listed) may change at any time. If MFSC detects suspicious trading activity at the omnibus account level, it will contact the financial intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading that is disruptive to a fund. However, the underlying shareholder data received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If disruptive frequent trading is identified, MFSC will take appropriate action, such as requesting the financial intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the financial intermediary. In reviewing trading activity, MFSC may determine that certain transactions entered into for legitimate purposes do not represent frequent trading activity that is disruptive to a fund.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts. MFSC expects to request underlying shareholder data based on its assessment of the likelihood of frequent trading by underlying shareholders among other factors. MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other financial intermediaries. There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

Other Considerations

Unauthorized Transactions. MFS will not be responsible for losses that result from unauthorized transactions unless MFSC does not follow procedures reasonably designed to verify your identity. If an account has more than one owner or authorized person, MFSC will accept telephone and online instructions from any one owner or authorized person, except MFSC will require instructions for a redemption from all trustees of trust accounts registered with multiple trustees. It is important that you contact MFSC immediately about any transactions made through MFSC you believe to be unauthorized.

Ability to Contact MFSC. Certain methods of contacting MFSC, such as by mail, telephone, or electronically, may be unavailable or delayed (for example, after natural disasters, during periods of significant/major political, social, or economic instability, or in the event of a cybersecurity incident).

Unclaimed Accounts and Uncashed Checks. If your account has no activity for a certain period of time, mail sent to you on behalf of the fund is returned by the post office, and/or you fail to cash a check associated with your account within a certain period of time, the fund may be required to transfer your account and any assets related to uncashed checks to the appropriate state under unclaimed property rules that provide for transfer to the state (also known as “escheatment”) of unclaimed property. To avoid such action, it is important to keep your account address up to date, periodically communicate with the fund, MFSC, or your financial intermediary, and cash checks associated with your account in a timely manner. If you invest in a fund through a financial intermediary, we encourage you to contact the financial intermediary regarding applicable state unclaimed property laws. Please check your state’s unclaimed or abandoned property website for specific information. When a traditional IRA account is transferred to a state as abandoned property, the Internal Revenue Service (the IRS) considers the transfer a taxable distribution subject to U.S. federal income tax withholding and reporting. The fund and MFSC will not be liable to shareholders or their representatives for good faith compliance with abandoned property laws.

Reservation of Other Rights. In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws, and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Anti-Money Laundering Restrictions. U.S. law requires the fund to implement policies and procedures reasonably designed to prevent, detect, and report money laundering and other illegal

21

MFS Lifetime 2065 Fund

activity. The fund, consistent with applicable U.S. law, may redeem your shares and close your account; suspend, restrict, or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if MFSC is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures. Any applicable CDSC will be assessed upon redemption of your shares.

Confirmations in Quarterly Statements. Transactions made under certain periodic investment and withdrawal programs (including reinvestment plans) will be confirmed on quarterly account statements.

Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the fund does not transact purchase and redemption orders. To the extent the fund's assets are traded in other markets on days when the fund does not price its shares, the value of the fund's assets will likely change when you will not be able to purchase or redeem shares of the fund.

To determine net asset value, the fund’s investments for which reliable market quotations are readily available are valued at market value, and funds in which the fund invests are generally valued at their net asset value per share. Certain short term debt instruments may be valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments to MFS pursuant to the fund's valuation policy and procedures approved by the Board of Trustees. The Board of Trustees has designated MFS as the "valuation designee" of the fund. As valuation designee, MFS will determine the fair value, in good faith, of securities and other instruments held by the fund for which market quotations are not readily available and, among other things, will assess and manage material risks associated with fair value determinations, select, apply, and test fair value methodologies, and oversee and evaluate pricing services used in valuing the fund's investments. If MFS determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by MFS in accordance with the fair valuation policy and procedures adopted by MFS.

Under the fund's valuation policy and procedures, market quotations are not considered to be readily available for debt instruments and many types of derivatives. These investments are generally valued at fair value as determined by MFS based on information from third-party pricing services or otherwise determined by MFS in accordance with its fair valuation policy and procedures. These valuations can be based on both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads, and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but the fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions.

In addition, investments may be valued at fair value if MFS determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, foreign equity securities may often be valued at fair value. MFS generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost, and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment.

The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Distributions

The fund intends to declare and pay any dividends to shareholders at least annually.

Any capital gains are distributed at least annually.

Distribution Options

The following distribution options are generally available for Class A, Class C, and Class I shares:

• Dividend and capital gain distributions automatically reinvested in additional shares (this option will be assigned if no other option is specified);

• Dividend distributions in cash; capital gain distributions automatically reinvested in additional shares;

• Dividend and capital gain distributions in cash; or

• Dividend and capital gain distributions automatically reinvested into the same class of shares of another MFS fund.

Not all options are available for every class or every account.

Dividends and capital gain distributions for Class R1, Class R2, Class R3, Class R4, and Class R6 shares can only be reinvested in additional shares of the fund, except with respect to Class R6 shares, (i) certain institutional shareholders, (ii) shareholders who purchase shares through brokerage programs of certain financial intermediaries, and (iii) shareholders who purchase shares through asset-based fee programs of certain financial intermediaries may elect any of the other distribution options described above.

22

MFS Lifetime 2065 Fund

The distribution option for accounts with dividend distributions of less than $10 generally will be changed to reinvestment in additional shares of the fund. If you have elected to receive distributions in cash, and the postal service is unable to deliver checks to your address of record, or you do not respond to mailings from MFSC with regard to uncashed distribution checks, your distribution option may be converted to having all distributions reinvested in additional shares. You should contact MFSC to change your distribution option, and your request to do so must be received by MFSC before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund will have on your particular tax situation, including possible U.S. federal, state, and local and non-U.S. taxes. This discussion does not apply to shares of the fund held through tax-advantaged accounts such as retirement plans or by shareholders that are not "United States persons" under the Internal Revenue Code of 1986, as amended (the Internal Revenue Code).

The fund expects to distribute substantially all of its income and gains annually. Distributions from the fund are taxable whether you receive them in cash or reinvest them in additional shares. If you buy shares when the fund has realized but not yet distributed ordinary income or capital gains, you will pay full price for the shares and then receive a portion back as a taxable distribution if you continue to hold the shares through that distribution’s record date.

Any gain resulting from the redemption, sale, or exchange of your shares will generally also be subject to tax.

For U.S. federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the fund owned or is deemed to have owned the investments that generated them, rather than how long you have owned your shares of the fund. Distributions of gains from the sale of investments that the fund owned for more than one year and that are properly reported by the fund as capital gain dividends will be treated as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. Distributions of gains from the sale of investments that the fund owned for one year or less will be taxable as ordinary income. If some or all of the fund’s income derives from “qualified dividend income” and if you are an individual who meets holding period and other requirements with respect to the fund’s shares, those distributions that are properly reported by the fund as derived from qualified dividend income are taxed to you at the reduced rates applicable to net capital gains. The portion of the fund's distributions that will be derived from qualified dividend income will increase with increased allocations to equity fund classes.

A 3.8% Medicare contribution tax is generally imposed on distributions paid by the fund (other than exempt-interest dividends, if any) to, and net gains recognized on the sale, redemption, exchange, or other taxable disposition of shares of the fund by certain individuals, estates, and trusts to the extent their income exceeds certain threshold amounts.

Investing in underlying funds could affect the amount, timing, and character of distributions from the fund, and, therefore, may increase the amount of taxes payable by shareholders.

Investments by the underlying funds in foreign securities may be subject to foreign withholding or other taxes, which will decrease the fund's return on those securities.

If at the close of each quarter of the fund's taxable year, at least 50% of its total assets consists of interests in other regulated investment companies, the fund will be permitted to elect to pass through to its shareholders foreign income and other similar taxes paid by the fund in respect of foreign securities it holds directly or by an underlying fund that itself is eligible to elect and so elected to pass such taxes through to shareholders. If the fund makes such an election, you must include your share of those taxes in gross income as a distribution from the fund, and you will be allowed to claim a tax credit (or a deduction) for such taxes.

The IRS Form 1099 that is provided to you early each year details your distributions from the fund and how they are treated for U.S. federal tax purposes, and cost basis information for shares purchased on or after January 1, 2012, that you redeemed, sold, or exchanged. Our default method for calculating cost basis is average cost basis. More information about other cost basis methods and a cost basis selection/change form is available on mfs.com. If your account is held by your financial intermediary, you must contact your financial intermediary to obtain information about available cost basis methods and cost basis elections for your account.

Information about the Summary Prospectus, Prospectus, and SAI

The summary prospectus, prospectus, and SAI for a fund provide information concerning the fund. The summary prospectus, prospectus, and SAI are updated at least annually and any information provided in a summary prospectus, prospectus, or SAI can be changed without a shareholder vote unless specifically stated otherwise. The summary prospectus, prospectus, and SAI are not contracts between the fund and its shareholders and do not give rise to any contractual rights or obligations or any shareholder rights other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Provision of Shareholder Reports and Summary Prospectuses

The fund produces shareholder reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one paper copy of the fund’s annual and semiannual shareholder report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Additional Information on Fees and Expenses and Performance

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund’s most recently completed fiscal year, and a weighted average of the total annual fund operating expenses and the fee charged (if any) by the fund(s) in which the fund invested during the fund’s most recently completed fiscal year, expressed as a percentage of a class' average net assets during the period. The fund invests in Class R6 shares of the underlying funds. Annual fund operating expenses have not been adjusted to reflect the fund’s current asset size. In general, annual fund operating expenses, expressed as a percentage of a class' average net assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

Performance Information

23

MFS Lifetime 2065 Fund

All performance information shown in the “Class A Bar Chart” and the “Performance Table” reflects any applicable fee reductions and waivers and expense reimbursements and payments in effect during the periods shown; without these, the performance would have been lower.

From time to time, the fund may receive proceeds from litigation settlements, without which performance would be lower.

24

MFS Lifetime 2065 Fund

Financial Highlights

The financial highlights are intended to help you understand a fund’s financial performance for the past five years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, is filed with the SEC on Form N-CSR and is available online at funds.mfs.com and upon request by contacting MFSC (please see back cover for address and telephone number). The fund’s independent registered public accounting firm is Ernst & Young LLP.

	Year ended
Class A	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22 (c)
Net asset value, beginning of period	$9.87	$9.39	$8.39	$8.68	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.25	$0.22	$0.14	$0.18	$0.21
Net realized and unrealized gain (loss)	2.12	0.60	1.05	(0.17)(g)	(1.12)
Total from investment operations	$2.37	$0.82	$1.19	$0.01	$(0.91)
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.22)	$(0.13)	$(0.18)	$(0.41)
From net realized gain	(0.29)	(0.12)	(0.06)	(0.12)	—
Total distributions declared to shareholders	$(0.53)	$(0.34)	$(0.19)	$(0.30)	$(0.41)
Net asset value, end of period (x)	$11.71	$9.87	$9.39	$8.39	$8.68
Total return (%) (r)(s)(t)(x)	24.39	8.67	14.19	0.42	(9.56)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.02	1.48	2.25	10.09	11.82(a)
Expenses after expense reductions (h)	0.25	0.24	0.22	0.15	0.12(a)
Net investment income (loss) (l)	2.22	2.18	1.55	2.24	3.44(a)
Portfolio turnover rate	21	22	25	15	4(n)
Net assets at end of period (000 omitted)	$3,802	$2,103	$1,332	$539	$240

	Year ended
Class C	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22 (c)
Net asset value, beginning of period	$9.81	$9.36	$8.37	$8.67	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.15	$0.15	$0.06	$0.12	$0.40
Net realized and unrealized gain (loss)	2.13	0.58	1.07	(0.18)(g)	(1.35)
Total from investment operations	$2.28	$0.73	$1.13	$(0.06)	$(0.95)
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.16)	$(0.08)	$(0.12)	$(0.38)
From net realized gain	(0.29)	(0.12)	(0.06)	(0.12)	—
Total distributions declared to shareholders	$(0.46)	$(0.28)	$(0.14)	$(0.24)	$(0.38)
Net asset value, end of period (x)	$11.63	$9.81	$9.36	$8.37	$8.67
Total return (%) (r)(s)(t)(x)	23.56	7.77	13.47	(0.42)	(9.93)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.75	2.20	3.04	11.64	13.66(a)
Expenses after expense reductions (h)	1.00	0.99	0.97	0.89	0.87(a)
Net investment income (loss) (l)	1.40	1.47	0.73	1.51	6.35(a)
Portfolio turnover rate	21	22	25	15	4(n)
Net assets at end of period (000 omitted)	$544	$303	$183	$89	$52

25

MFS Lifetime 2065 Fund

	Year ended
Class I	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22 (c)
Net asset value, beginning of period	$9.91	$9.43	$8.41	$8.70	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.29	$0.20	$0.16	$0.23	$0.48
Net realized and unrealized gain (loss)	2.12	0.64	1.06	(0.21)(g)	(1.37)
Total from investment operations	$2.41	$0.84	$1.22	$0.02	$(0.89)
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.24)	$(0.14)	$(0.19)	$(0.41)
From net realized gain	(0.29)	(0.12)	(0.06)	(0.12)	—
Total distributions declared to shareholders	$(0.55)	$(0.36)	$(0.20)	$(0.31)	$(0.41)
Net asset value, end of period (x)	$11.77	$9.91	$9.43	$8.41	$8.70
Total return (%) (r)(s)(t)(x)	24.75	8.86	14.58	0.59	(9.32)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.73	1.21	2.15	10.51	12.75(a)
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00(a)
Net investment income (loss) (l)	2.59	1.94	1.80	2.75	7.56(a)
Portfolio turnover rate	21	22	25	15	4(n)
Net assets at end of period (000 omitted)	$747	$327	$101	$64	$46

	Year ended
Class R1	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22 (c)
Net asset value, beginning of period	$9.86	$9.38	$8.38	$8.67	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.15	$0.14	$0.07	$0.13	$0.42
Net realized and unrealized gain (loss)	2.14	0.60	1.05	(0.18)(g)	(1.37)
Total from investment operations	$2.29	$0.74	$1.12	$(0.05)	$(0.95)
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.14)	$(0.06)	$(0.12)	$(0.38)
From net realized gain	(0.29)	(0.12)	(0.06)	(0.12)	—
Total distributions declared to shareholders	$(0.44)	$(0.26)	$(0.12)	$(0.24)	$(0.38)
Net asset value, end of period (x)	$11.71	$9.86	$9.38	$8.38	$8.67
Total return (%) (r)(s)(t)(x)	23.57	7.84	13.33	(0.37)	(9.93)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.77	2.25	3.26	12.20	13.76(a)
Expenses after expense reductions (h)	1.00	0.98	0.97	0.89	0.87(a)
Net investment income (loss) (l)	1.37	1.42	0.76	1.59	6.58(a)
Portfolio turnover rate	21	22	25	15	4(n)
Net assets at end of period (000 omitted)	$80	$65	$60	$53	$45

26

MFS Lifetime 2065 Fund

	Year ended
Class R2	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22 (c)
Net asset value, beginning of period	$9.85	$9.39	$8.39	$8.68	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.21	$0.22	$0.12	$0.17	$0.44
Net realized and unrealized gain (loss)	2.13	0.56	1.05	(0.18)(g)	(1.36)
Total from investment operations	$2.34	$0.78	$1.17	$(0.01)	$(0.92)
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.20)	$(0.11)	$(0.16)	$(0.40)
From net realized gain	(0.29)	(0.12)	(0.06)	(0.12)	—
Total distributions declared to shareholders	$(0.51)	$(0.32)	$(0.17)	$(0.28)	$(0.40)
Net asset value, end of period (x)	$11.68	$9.85	$9.39	$8.39	$8.68
Total return (%) (r)(s)(t)(x)	24.16	8.30	13.99	0.18	(9.67)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.26	1.71	2.54	10.75	13.14(a)
Expenses after expense reductions (h)	0.50	0.49	0.47	0.40	0.37(a)
Net investment income (loss) (l)	1.90	2.21	1.34	2.09	7.00(a)
Portfolio turnover rate	21	22	25	15	4(n)
Net assets at end of period (000 omitted)	$1,953	$1,544	$259	$102	$60

	Year ended
Class R3	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22 (c)
Net asset value, beginning of period	$9.87	$9.39	$8.39	$8.69	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.25	$0.24	$0.14	$0.11	$0.47
Net realized and unrealized gain (loss)	2.12	0.58	1.05	(0.11)(g)	(1.37)
Total from investment operations	$2.37	$0.82	$1.19	$0.00	$(0.90)
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.22)	$(0.13)	$(0.18)	$(0.41)
From net realized gain	(0.29)	(0.12)	(0.06)	(0.12)	—
Total distributions declared to shareholders	$(0.52)	$(0.34)	$(0.19)	$(0.30)	$(0.41)
Net asset value, end of period (x)	$11.72	$9.87	$9.39	$8.39	$8.69
Total return (%) (r)(s)(t)(x)	24.44	8.69	14.20	0.36	(9.50)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.01	1.45	2.32	6.43	13.01(a)
Expenses after expense reductions (h)	0.25	0.24	0.22	0.17	0.12(a)
Net investment income (loss) (l)	2.23	2.37	1.57	1.39	7.33(a)
Portfolio turnover rate	21	22	25	15	4(n)
Net assets at end of period (000 omitted)	$11,216	$10,628	$6,380	$1,729	$45

27

MFS Lifetime 2065 Fund

	Year ended
Class R4	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22 (c)
Net asset value, beginning of period	$9.90	$9.42	$8.41	$8.70	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.26	$0.23	$0.17	$0.17	$0.48
Net realized and unrealized gain (loss)	2.15	0.61	1.04	(0.15)(g)	(1.37)
Total from investment operations	$2.41	$0.84	$1.21	$0.02	$(0.89)
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.24)	$(0.14)	$(0.19)	$(0.41)
From net realized gain	(0.29)	(0.12)	(0.06)	(0.12)	—
Total distributions declared to shareholders	$(0.55)	$(0.36)	$(0.20)	$(0.31)	$(0.41)
Net asset value, end of period (x)	$11.76	$9.90	$9.42	$8.41	$8.70
Total return (%) (r)(s)(t)(x)	24.74	8.84	14.47	0.59	(9.32)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.76	1.21	2.17	9.06	12.76(a)
Expenses after expense reductions (h)	0.00	0.00	0.01	0.00	0.00(a)
Net investment income (loss) (l)	2.38	2.32	1.90	2.06	7.58(a)
Portfolio turnover rate	21	22	25	15	4(n)
Net assets at end of period (000 omitted)	$1,250	$878	$439	$536	$45

	Year ended
Class R6	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22 (c)
Net asset value, beginning of period	$9.92	$9.43	$8.41	$8.69	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.29	$0.26	$0.17	$0.23	$0.43
Net realized and unrealized gain (loss)	2.14	0.60	1.06	(0.20)(g)	(1.32)
Total from investment operations	$2.43	$0.86	$1.23	$0.03	$(0.89)
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.25)	$(0.15)	$(0.19)	$(0.42)
From net realized gain	(0.29)	(0.12)	(0.06)	(0.12)	—
Total distributions declared to shareholders	$(0.57)	$(0.37)	$(0.21)	$(0.31)	$(0.42)
Net asset value, end of period (x)	$11.78	$9.92	$9.43	$8.41	$8.69
Total return (%) (r)(s)(t)(x)	24.86	9.06	14.66	0.72	(9.42)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.60	1.08	1.83	7.93	12.42(a)
Expenses after expense reductions (h)	0.00	0.00	0.01	0.00	0.00(a)
Net investment income (loss) (l)	2.55	2.55	1.87	2.78	6.79(a)
Portfolio turnover rate	21	22	25	15	4(n)
Net assets at end of period (000 omitted)	$32,792	$16,860	$9,473	$3,358	$664

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 1, 2021, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(g)

The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

28

MFS Lifetime 2065 Fund

Appendix A - Waivers and Reductions of Sales Charges

This Appendix sets forth the various circumstances in which the initial sales charge (ISC) and/or the CDSC is waived or reduced for the MFS funds’ share classes. The waivers and reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction. Financial intermediaries may have different policies and procedures regarding the availability of ISC or CDSC waivers, which are discussed below. In all instances, it is your responsibility to notify your financial intermediary or MFSC at the time of purchase of any relationship or other facts qualifying you for sales charge waivers or reductions. For waivers and reductions not available through a particular financial intermediary, shareholders will have to purchase fund shares through another financial intermediary or directly from the fund to receive these waivers or reductions. You should contact your financial intermediary or MFSC if you have questions on the waivers and reductions that apply to your account and/or transaction type, including whether your account is maintained at an omnibus level with the fund by your financial intermediary. The following Categories of waivers and reductions apply:

• Merrill Lynch (Merrill) – If Merrill is the record owner of your shares and/or broker of record on your account and the account is maintained at an omnibus level by Merrill with the fund, Category II waivers apply.

• Ameriprise Financial – If Ameriprise Financial is the record owner and/or broker of record on your account invested in Class A shares and the account is maintained at an omnibus level by Ameriprise Financial with the fund, Category III waivers apply.

• Morgan Stanley – If Morgan Stanley is the record owner and/or broker of record on your account invested in Class A shares of the fund and the account is a Morgan Stanley Wealth Management transactional brokerage account maintained at an omnibus level by Morgan Stanley with the fund, Category IV waivers apply.

• Raymond James – If you are invested in shares of the fund through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, and the account is maintained at an omnibus level by Raymond James with the fund, Category V waivers apply.

• Janney Montgomery Scott LLC (Janney) – If you are invested in shares of the fund through an account maintained at an omnibus level by or on behalf of Janney with the fund, Category VI waivers apply.

• Edward Jones – If you are invested in shares of the fund through an Edward Jones platform or account maintained at an omnibus level by Edward Jones with the fund, Category VII waivers apply.

• D.A. Davidson & Co. (D.A. Davidson) – If you are invested in shares of the fund through a D.A. Davidson platform or account maintained at an omnibus level by or on behalf of D.A. Davidson with the fund, Category VIII waivers apply.

• Baird – If you are invested in shares through a Baird platform or account maintained at an omnibus level by or on behalf of Baird with the fund, Category IX waivers apply.

• J.P. Morgan Securities LLC – If you are invested in shares of the fund through an applicable J.P. Morgan Securities LLC brokerage account, Category X waivers apply.

• Stifel, Nicolaus & Company, Incorporated (Stifel) – If you are invested in shares of the fund through an applicable Stifel brokerage account, Category XI waivers apply.

• Wells Fargo Clearing Services, LLC and Wells Fargo Advisors Financial Network, LLC (collectively, "Wells Fargo Advisors") – If you are invested in shares of the fund through an applicable Wells Fargo Advisors brokerage account, Category XII waivers apply.

• All Others – Category I waivers apply to other accounts and transactions that do not otherwise fall under Category II – XII.

Not all MFS funds offer each share class. In order to qualify for a sales charge waiver or reduction, you must advise MFSC or your financial intermediary that you are eligible for the waiver at the time of purchase and/or redemption. The fund, MFS, and their affiliates reserve the right to eliminate, modify, and add waivers and reductions of sales charges at any time at their discretion.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect prior to an exchange based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC. If you exchange your shares out of MFS U.S. Government Money Market Fund or MFS U.S. Government Cash Reserve Fund into Class A shares of any other MFS fund, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares. You will not pay the initial sales charge if:

• the shares exchanged from either MFS fund were acquired by an exchange from any other MFS fund;

• the shares exchanged from either MFS fund were acquired by automatic investment of distributions from any other MFS fund; or

• the shares being exchanged would have, at the time of purchase, been eligible for purchase at net asset value had you invested directly in the MFS fund into which the exchange is being made.

In addition, transfers, rollovers, or other transactions from an account to a second account that purchases shares of the same class of the same fund or another MFS fund will not be charged the CDSC or ISC, as applicable, provided that the redemption order from the first account and the purchase order for the second account are combined into a single order for the transfer, rollover, or other transaction, and MFSC has available to it the necessary information about the CDSC applicable to the first account. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the fund in the first account and the original purchase date of the shares subject to the CDSC. You should contact your financial intermediary or MFSC if you have questions on the sales charge waivers and reductions that apply in a transfer between accounts, including whether MFSC has the required information.

The CDSC may be waived from time to time pursuant to Conduct Rule 2341 of FINRA.

With respect to MFS Municipal Income Fund, all references to Class A shares shall also apply to Class A1 shares and all references to Class B shares shall also apply to Class B1 shares.

MFS Lifetime 2065 Fund

WAIVERS AND REDUCTIONS

Financial Intermediary Category I

Eligible Accounts: Accounts that are not Eligible for Financial Intermediary Categories II – XII

As used below, the term “ESP” refers to employer sponsored plans; the term “SRO” refers to salary reduction only plans; the term “Employer Retirement Plans” includes 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level; the term “IRA” refers to traditional, Roth, rollover, SEP and SIMPLE IRAs; the term “ERISA” refers to the Employment Retirement Income Security Act of 1974, as amended.

GENERAL WAIVERS

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√	√	√
Shares acquired by automatic reinvestment of distributions of dividends and capital gains of any MFS fund into the same class of shares of another MFS fund.	√	√	√	√
B. Affiliates of Funds/Certain Financial Advisers
Shares acquired by officers, eligible directors, employees (including former employees), and agents of MFS, Sun Life Financial, or any of their subsidiary companies.	√	√	√	√
Shares acquired by trustees and former trustees of any investment company for which MFD serves as distributor.	√	√	√	√
Shares acquired by employees, directors, partners, officers, and trustees of any subadvisor to any MFS fund.	√	√	√	√

Shares acquired by certain family members of any such individual identified above and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√

Shares acquired by employees or registered representatives (including former employees) of financial intermediaries that have a selling agreement with MFD or an employee’s spouse (or legal equivalent under applicable state law) or employee’s children under the age of 21. For employees or registered representatives of such financial intermediaries who established an account with MFS prior to May 1, 2006, shares acquired by certain family members of employees or registered representatives of financial intermediaries and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√
Shares acquired by institutional clients of MFS or MFS Institutional Advisors, Inc.	√	√	√	√
C. Involuntary Redemptions
Shares redeemed at a fund’s direction due to the small size of a shareholder’s account.		√	√	√
D. Investment of Proceeds From Certain Redemptions of Class I Shares

The initial sales charge imposed on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class A shares, are waived with respect to Class A shares acquired of any MFS fund through the immediate reinvestment of the proceeds of a redemption of Class I shares of any MFS fund.

	√	√
E. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A shares, whichever is later).

		√	√	√
F. Death of Owner
Shares redeemed on account of the death of the account owner (e.g., shares redeemed by the estate or any		√	√	√

MFS Lifetime 2065 Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
transferee of the shares from the estate) if the shares were held solely in the deceased individual’s name, or for the benefit of the deceased individual.
G. Disability of Owner

Shares redeemed on account of the disability of the account owner if shares are held either solely or jointly in the disabled individual’s name or for the benefit of the disabled individual (in which case a disability certification form is required to be submitted to MFSC), or shares redeemed on account of the disability of the 529 account beneficiary.

		√	√	√
H. Asset-Based Fee Programs
Shares acquired by investors who purchase shares through asset-based fee programs available through financial intermediaries.	√	√
I. Insurance Company Separate Accounts
Shares acquired by insurance company separate accounts.	√	√
J. No Commissions Paid
Shares redeemed where MFD has not paid an up-front commission with respect to the sale of the shares, provided that such arrangement meets certain conditions established by MFD from time to time.		√	√	√
K. Conversions
In connection with a conversion from Class A shares to Class I shares of the same fund.		√
In connection with a conversion from Class A shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.		√
In connection with a conversion from Class B shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.			√
In connection with a conversion from Class C shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.				√
In connection with a conversion from Class I shares to Class A shares of the same fund.	√	√
In connection with an automatic conversion from Class B shares to Class A shares of the same fund.	√	√
In connection with an automatic conversion from Class C shares to Class A shares of the same fund.	√	√

In connection with a conversion from Class C shares to Class A shares of the same fund if the shareholder's financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD.

	√	√		√
L. Exchanges
The initial sales charge imposed on purchases of Class A shares is waived on shares purchased pursuant to an Automatic Exchange Plan.	√
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased by exchange from another MFS fund.	√
M. Reinstatement Privilege
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased pursuant to the Reinstatement Privilege as described below.	√
N. Large Purchases

The initial sales charge imposed on purchases of Class A shares is waived for purchases in excess of the maximum breakpoint amount described under "Description of Share Classes – Sales Charges and Waivers and Reductions" in the fund's prospectus.

Letter of Intent or Right of Accumulation provisions may apply for purposes of determining purchase amount as described below.

√
O. Miscellaneous
In connection with settlements reached between certain broker/dealers and FINRA, the SEC, and/or other regulatory	√	√

MFS Lifetime 2065 Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC

bodies regarding sales of Class B and Class C shares in excess of certain dollar thresholds, the fund will, at times, permit shareholders who are clients of these firms to redeem Class B and Class C shares of the fund and concurrently purchase Class A shares without paying an initial sales charge.

P. Self-Directed Brokerage Account Platforms (Class A shares only)

Shares acquired through a self-directed brokerage account platform (that may or may not charge a transaction fee to investors) offered by a financial intermediary who has entered into an agreement with MFD to offer fund shares through such platform. As of the date of the fund's prospectus, the following financial intermediaries had entered into an agreement with MFD to offer fund shares through such a platform: Charles Schwab & Co. Inc.; E*TRADE Securities LLC; Fidelity Brokerage Services LLC; GWFS Equities, Inc.; J.P. Morgan Securities LLC; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Morgan Stanley Smith Barney LLC; National Financial Services LLC; Nationwide Financial Services, Inc.; Nationwide Securities LLC; and Vanguard Marketing Corporation.

	√	√

Q. LPL Mutual Funds Only Platform (Class A shares only)
Shares acquired through the Mutual Fund Only Platform or other similar platform offered by LPL Financial LLC who has entered into an agreement with MFD to offer fund shares through such platform.	√	√

WAIVERS FOR RETIREMENT PLANS

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. General Waivers
Employer Retirement Plans.	√	√

In connection with a direct rollover of units from the MFS 529 Savings Plan to a Roth IRA held directly with MFSC pursuant to Section 126 of the SECURE 2.0 Act. Transfers of holdings of MFS Funds to a Roth IRA held with a brokerage firm or other financial intermediary and not established through MFSC are subject to the policies of such brokerage firm or financial intermediary which may differ with respect to such rollovers.

√
B. Benefit Responsive Waivers
Distributions made from an IRA, SAR-SEP, or a 403(b) SRO Plan pursuant to Section 72(t) of the Internal Revenue Code of 1986, as amended.		√	√	√
Death, disability, or retirement of 401(a) or ESP Plan participant, or death or disability of IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant.		√	√	√

Eligible participant distributions, such as distributions due to death, disability, financial hardship, retirement, and termination of employment from nonqualified deferred compensation plans (excluding, however, a termination of a plan).

		√	√	√
Loan from 401(a) or ESP Plan.		√	√	√
Financial hardship (as defined in U.S. Treasury Department Regulation Section 1.401(k)-l(d)(2), as amended from time to time) for 401(a) Plans and ESP Plans.		√	√	√
Termination of employment of 401(a) or ESP Plan participant (excluding, however, a termination of the Plan).		√	√	√
Tax-free return of excess 401(a) Plan, ESP Plan, IRA, or SAR-SEP contributions.		√	√	√
Certain involuntary redemptions and redemptions in connection with certain automatic withdrawals from a 401(a) Plan.		√	√	√

Required minimum distributions pursuant to Internal Revenue Code rules made on or after the 401(a) Plan participant, ESP Plan participant, IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant, as applicable, has attained the age at which such distributions are required under Internal Revenue Code rules.

		√	√	√

MFS Lifetime 2065 Fund

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period (36 months for shareholders with an LOI entered into prior to February 1, 2023, with a $1 million commitment) and investments in the MFS 529 Savings Plan. Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

For each purchase you make under the LOI you will pay the initial sales charge rate applicable to the total amount you intended to purchase.

Out of the shareholder's initial purchase (or subsequent purchases if necessary), 5% of the dollar amount specified in the Letter of Intent application shall be held in escrow by MFSC in the form of shares registered in the shareholder's name. All distributions on escrowed shares will be paid to the shareholder or to the shareholder's order. At the end of the 13-month period or 36-month period, as applicable, the shareholder will be notified, the escrowed shares will be released, and the Letter of Intent will be terminated.

If the intended minimum investment amount is not completed, MFSC will redeem an appropriate number of the escrowed shares in order to pay the higher sales charge level for the amount actually purchased. Shares remaining after any such redemption will be released by MFSC. By completing and signing the Account Application or separate Service Application, the shareholder irrevocably appoints MFSC his or her attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.

To establish an LOI, complete the Letter of Intent section of your account application or service application. In order to benefit from the LOI, it is your responsibility to inform your financial intermediary or MFSC that the LOI is in effect each time shares of a fund are purchased.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds and/or any investments in the MFS 529 Savings Plan, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA. For purposes of obtaining reduced sales charges under the LOI and ROA, you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

Eligible accounts that you may link under an LOI and ROA are:

• Individual accounts;

• Joint accounts;

• Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

• Certain single-participant retirement plan accounts;

• Certain Individual Retirement Accounts;

• Uniform Gifts/Transfers to Minor Acts accounts; and

• Accounts held in the name of your financial intermediary on your behalf.

In addition to the accounts set forth above which are eligible for linking, you may also combine any of your investments in the MFS 529 Savings Plan for purposes of obtaining reduced sales charges on purchases of Class A shares of any MFS fund.

It is your responsibility to inform the broker/dealer for each current purchase of any accounts held with the MFS funds that you believe are eligible to be linked under an LOI or an ROA and of any investments you have in the MFS 529 Savings Plan that are also able to be counted for purposes of obtaining reduced sales charges on purchases of Class A shares of any MFS fund. If you have not designated a broker/dealer, you should inform MFSC directly of any accounts held with the MFS funds and of any investments in the MFS 529 Savings Plan that you believe are eligible to be counted under an LOI or an ROA. You should provide your financial intermediary (or MFSC if you have not designated a broker/dealer) with certain supporting information at the time of each purchase regarding accounts held with the MFS funds and investments in the MFS 529 Savings Plan that are eligible to be combined for purposes of an LOI or ROA. Such information may include shareholder identification numbers or applicable account numbers or account statements. Your financial intermediary is responsible for taking into account this information about accounts eligible to be combined (including any MFS 529 Savings Plan investments) when transmitting your purchase order to the fund.

Group Purchases. A bona fide group and all its members may be treated at MFD's discretion as a single purchaser and, under the ROA (but not the LOI), obtain quantity sales charge discounts on the purchase of Class A or Class A1 shares if the group (1) gives its endorsement or authorization to the investment program so that it may be used by the financial intermediary to facilitate solicitation of the membership, thus effecting economies of the sales efforts; (2) has a legitimate purpose other than to purchase mutual fund shares at a discount; (3) is not a group of individuals whose sole organizational nexus is as credit cardholders of a company, policyholders of an insurance company, customers of a bank or financial intermediary, clients of an investment adviser, or other similar groups; and (4) agrees to provide certification of membership of those members investing money in the funds upon the request of MFD. Employer-sponsored retirement plans, such as a 401(a) plan, 457 deferred compensation plan, an Employer Sponsored Group IRA, and an IRA SEP/SARSEP, SIMPLE and 403(b) plans, may qualify as a bona fide group if they meet the above criteria.

MFS Lifetime 2065 Fund

Reinstatement Privilege. Within 90 days of a redemption of Class A, Class B, or Class C shares, you have a one-time right per fund per registration to reinvest the proceeds of such redemption into Class A shares of the same fund or another MFS fund without paying an initial sales charge. For clarity, proceeds can only be reinvested in Class A shares of an MFS fund under the same account registration as the redeemed shares.

Any CDSC paid upon the redemption of Class A shares will be credited to your account, and your new Class A shares will be subject to a CDSC according to the CDSC schedule applicable to your original shares.

Any CDSC paid upon the redemption of Class B or Class C shares will not be credited to your account and the Class A shares purchased using this reinstatement privilege will not be subject to a CDSC.

In order to benefit from the reinstatement privilege, it is your responsibility to inform your financial intermediary or MFSC that the reinstatement privilege is in effect each time shares of the fund are purchased under this privilege.

MFS Lifetime 2065 Fund

Financial Intermediary Category II

Eligible Accounts: Accounts with Merrill Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Merrill with the Fund

Purchases or sales of front-end (for example, Class A) or level-load (for example, Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this Fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.

It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.

Additional information on waivers, discounts, and share class exchanges is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement") and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

Front-end Load Waivers Available at Merrill

Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

Shares purchased through a Merrill investment advisory program
Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account
Shares purchased through the Merrill Edge Self-Directed platform
Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account
Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement

Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement)

Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g., the fund’s officers or trustees)

Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement

Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end, Back-end, and Level Load Shares Available at Merrill

Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22(e)(3))
Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement
Shares sold due to return of excess contributions from an IRA account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation

Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g., traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund

Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent

Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement

Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of

MFS Lifetime 2065 Fund

mutual fund family assets held in accounts in their Merrill Household

On or about May 1, 2026, assets not held at Merrill will no longer be included in the ROA calculation. For more detail on the timing and calculation, please refer to the Merrill SLWD Supplement.

Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement

On or about May 1, 2026, Merrill will no longer accept new LOIs. For more detail on the timing, please refer to the Merrill SLWD Supplement.

MFS Lifetime 2065 Fund

Financial Intermediary Category III

Eligible Accounts: Accounts Investing in Shares of the Fund with Ameriprise Financial Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Ameriprise Financial with the Fund

Shareholders purchasing fund shares through an Ameriprise Financial platform or account will be eligible only for the following front-end sales charge waivers (“ISC”) or contingent deferred sales charge (“CDSC”) waivers, as applicable, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI. Shareholders remain eligible for other reductions in front-end sales charges available pursuant to exchange features or volume breakpoints (including Rights of Accumulation (“ROA”) and Letter of Intent (“LOI”) programs) as described elsewhere in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the same fund.	√	√
B. Employees/Registered Representatives of Ameriprise Financial
Shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.	√	√

Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial financial adviser and/or the adviser’s spouse, adviser’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), adviser’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

	√	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to an ISC or CDSC.

	√	√	√
D. Retirement Plans

Shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, or SAR-SEPs.

	√	√
E. Transactions Between Share Classes

Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load-waived shares, that waiver will also apply to such exchanges.

	√	√
F. Death or Disability of Owner
Redemptions due to the death or disability of the shareholder.		√	√
G. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
H. Benefit Responsive Waivers for Retirement Accounts
Redemptions made in connection with a return of excess contributions from an IRA account.		√	√
Redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.		√	√

MFS Lifetime 2065 Fund

Financial Intermediary Category IV

Eligible Accounts: Accounts Investing in Class A Shares through a Morgan Stanley Wealth Management Transactional Brokerage Account Maintained at an Omnibus Level with the Fund

Shareholders purchasing fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the fund’s prospectus or SAI. Shareholders remain eligible for other reductions in Class A front-end sales charges available pursuant to exchange features or volume breakpoints (including Rights of Accumulation (ROA) and Letter of Intent (LOI) programs) as described elsewhere in the fund's prospectus or SAI.

Class A Front-end Sales Charge Waived
Waiver Category	Class A ISC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees of Morgan Stanley
Morgan Stanley employee and employee-related accounts according to Morgan Stanley's account linking rules.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

√
D. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
E. Morgan Stanley Self-Directed Programs
Shares purchased through a Morgan Stanley self-directed brokerage account.	√
F. Morgan Stanley Wealth Management Share Class Conversion Program

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.

√

MFS Lifetime 2065 Fund

Financial Intermediary Category V

Eligible Accounts: Accounts Investing in Shares through a Raymond James Platform or Account Maintained at an Omnibus Level by Raymond James with the Fund

Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI. In all instances, it is the purchaser's responsibility to notify the purchaser's financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. As described elsewhere in the fund's prospectus or SAI, there is no initial sales charge imposed on purchases of Class A shares pursuant to an Automatic Exchange Plan or purchased by exchange from another MFS fund.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Investment Advisory Programs
Shares purchased in a Raymond James investment advisory program.	√
B. Dividend and Distribution Reinvestment
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.	√
C. Employees/Registered Representatives of Raymond James
Shares acquired by employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.	√
D. Large Purchases
Breakpoints as described in the fund's prospectus.	√
E. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as "Rights of Reinstatement").

	√	√	√	√
F. Raymond James Share Class Conversion Program

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

√
G. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√	√
H. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A shares, whichever is later).

		√	√	√
I. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√	√
J. Payment of Raymond James Fees
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.		√	√	√
K. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
L. Letters of Intent

MFS Lifetime 2065 Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

MFS Lifetime 2065 Fund

Financial Intermediary Category VI

Eligible Accounts: Accounts Maintained at an Omnibus Level by or on behalf of Janney Montgomery Scott LLC with the Fund

Shareholders purchasing fund shares through an account maintained at an omnibus level with the fund by Janney Montgomery Scott LLC (Janney), or by a clearing broker or custodian on behalf of Janney, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI. Customers of Janney whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased of the same fund within the MFS fund family through reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of Janney
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the MFS fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

	√	√	√
D. Transactions Between Share Classes and Funds
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney's policies and procedures.	√
Shares exchanged into the same share class of another MFS fund.		√	√
E. Death or Disability of Owner
Shares redeemed upon the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder's first withdrawal under the plan(s).		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

		√	√

H. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
I. Payment of Janney Fees
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.		√	√

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Right Of Accumulation (ROA). ROA, which entitles shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holdings of MFS fund family assets held by accounts within the shareholder's household at Janney. Eligible MFS fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial adviser about such assets.

Letter of Intent (LOI). LOI, which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period. Eligible MFS fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

MFS Lifetime 2065 Fund

Financial Intermediary Category VII

Eligible Accounts: Accounts Investing in Shares of the Fund through an Edward Jones Platform or Account Maintained at an Omnibus Level by Edward Jones with the Fund

The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as "shareholders") purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from discounts and waivers described elsewhere in the fund's prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of MFS funds, or other facts qualifying the purchaser for breakpoints or waivers.  Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these breakpoints and waivers.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Fee-Based Programs
Shares purchased in an Edward Jones fee-based program.	√
Shares exchanged in an Edward Jones fee-based program.	√	√	√	√
B. Dividend and Distribution Reinvestment
Shares purchased within the MFS fund family through reinvestment of capital gains and dividend distributions.	√
C. Associates of Edward Jones

Shares acquired by associates of Edward Jones and its affiliates and other shareholders who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good standing and remains in good standing pursuant to Edward Jones' policies and procedures.

√
D. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the MFS fund family so long as the following conditions are met (i) the proceeds are from the sale of shares within 60 days of the purchase; and (ii) the sale and purchase are made in the same share class and one of the following applies: (a) the sale and purchase occur in the same account or (b) the sale proceeds are used to process an individual retirement account (“IRA”) contribution, excess contributions, conversion, recharacterization of contributions, or distribution, and the purchase is done in an account within the same pricing group (as determined by Edward Jones under its policies and procedures).

The Reinstatement Privilege excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.

√
Shares acquired through NAV reinstatement.		√	√	√
E. Transactions between Share Classes and Funds

Shares converted from another share class into Class A shares of the same fund at the discretion of Edward Jones. Edward Jones will be responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable Class A sales charge as disclosed in the fund's prospectus.

√
Shares converted from Class C into Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.	√
F. Death or Disability of Owner
Shares sold on account of the death or disability of the account shareholder or 529 plan account beneficiary.		√	√	√
G. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder's first withdrawal under the plan(s).		√	√	√
H. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA.		√	√	√

MFS Lifetime 2065 Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the sale is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

		√	√	√
I. Payment of Edward Jones Fees
Shares sold to pay Edward Jones fees or costs but only if the transaction is initiated by Edward Jones.		√	√	√
J. Large Purchases
Breakpoint amounts as described in the fund's prospectus, subject to the Rights of Accumulation rules described below.	√
K. Minimum Balances
Shares sold at the discretion of Edward Jones for Minimum Balances, as described below.		√	√	√

Description of Certain Policies for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). A shareholder may pay a reduced or no initial sales charge on purchases of Class A shares if the shareholder intends to invest a specific dollar amount in any class of any MFS fund within a 13-month period. The LOI is determined by calculating the higher of the cost paid by the shareholder or the market value of any existing qualifying holdings (as calculated at the beginning of the 13-month period) in combination with the value that the shareholder intends to purchase over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during the 13-month period will receive the sales charge and breakpoint discount that applies to the total amount.

If the shareholder does not purchase the intended amount within the 13-month period, the shareholder's account will be adjusted by selling the amount of shares needed to pay the higher initial sales charge level for the amount actually purchased. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce any sales charge previously paid. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Right Of Accumulation (ROA). Under the ROA, a shareholder may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the amount of the shareholder's investment with the shareholder's existing investments in the MFS funds and MFS 529 funds, based on the higher of the cost paid by the shareholder minus sales or the current market value of the applicable MFS funds and MFS 529 funds. For purposes of calculating the ROA, the shareholder's account may be grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations ("pricing groups") (as determined by Edward Jones under its policies and procedures). For purposes of calculating the ROA, holdings of shares of certain money market funds or shares held in group retirement plans are not taken into account. If grouping assets as a shareholder, the ROA includes all investments of a shareholder in the MFS funds and MFS 529 funds held on the Edward Jones platform and/or held on other platforms. The inclusion of investments in the MFS funds and MFS 529 funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts. Purchases by shareholders will be subject to a $250 initial purchase minimum and no subsequent purchase minimum.

Minimum Balances. Edward Jones has the right to sell at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not subject to this minimum balance policy: (1) a fee-based account held on an Edward Jones platform; (2) a 529 account held on an Edward Jones platform; or (3) an account with an active systematic investment plan or LOI (as defined above).

Changing Share Classes. At any time it deems necessary, Edward Jones has the authority to convert at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

MFS Lifetime 2065 Fund

Financial Intermediary Category VIII

Eligible Accounts: Accounts Investing in Shares of the Fund through a D.A. Davidson & Co. Platform or Account Maintained at an Omnibus Level by or on behalf of D.A. Davidson & Co. with the Fund

Shareholders purchasing fund shares, including existing fund shareholders, through a D.A. Davidson &. Co. (D.A. Davidson) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which D.A. Davidson provides trade execution, clearance, and/or custody services, where such account is maintained on an omnibus level with the fund by D.A. Davidson, or by a clearing broker or custodian on behalf of D.A. Davidson, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI. Customers of D.A. Davidson whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased within the MFS fund family through systematic reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of D.A. Davidson
Shares acquired by employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the MFS fund family so long as the following conditions are met (i) the repurchase occurs within 90 days following the redemption; (ii) the redemption and purchase occur in the same account; and (iii) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of D.A. Davidson.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts if the redemption is taken in or after the year the shareholder reaches the qualified age based on IRS regulations.

		√	√
H. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser's household at D.A. Davidson. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
I. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

MFS Lifetime 2065 Fund

Financial Intermediary Category IX

Eligible Accounts: Accounts Investing in Shares through a Baird Platform or Account Maintained at an Omnibus Level by or on behalf of Baird with the Fund

Shareholders purchasing fund shares through a Baird platform or account maintained at an omnibus level with the fund by Baird, or by a clearing broker or custodian on behalf of Baird, will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or the SAI. Customers of Baird whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees/Registered Representatives of Baird
Shares acquired by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions from another MFS fund, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur within the purchaser’s Baird household, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as "Rights of Reinstatement").

	√	√	√

D. Transactions between Share Classes and Funds

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Baird.

√

E. Retirement Plans

Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

√
F. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
G. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
H. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√
I. Payment of Baird Fees
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.		√	√
J. Rights of Accumulation

Rights of Accumulations (ROAs) which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser’s household at Baird. Eligible MFS fund family assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial adviser about such assets.

√
K. Letters of Intent
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of MFS fund family assets through Baird, over a 13-month period of time.	√

MFS Lifetime 2065 Fund

Financial Intermediary Category X

Eligible Accounts: Accounts Investing in Shares through a J.P. Morgan Securities LLC Platform or Account Maintained at an Omnibus Level by J.P. Morgan Securities LLC with the Fund

If you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC, or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Transactions between Share Classes

Shares exchanged from Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.

√

A shareholder in the fund’s Class C shares will have their shares converted by J.P. Morgan Securities LLC to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.

√
B. Retirement Plans

Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.

√
C. J.P. Morgan Securities LLC Self-Directed Investing accounts
Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.	√
D. Reinstatement Privilege
Shares purchased through rights of reinstatement.	√
Shares acquired through a right of reinstatement.		√	√
E. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).	√
F. Employees/Registered Representatives of J.P. Morgan Securities LLC
Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.	√
G. Death or Disability of Owner
Shares sold upon the death or disability of the shareholder.		√	√
H. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.		√	√
I. Benefit Responsive Waivers for Retirement Accounts
Shares purchased in connection with a return of excess contributions from an IRA account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.		√	√
J. Large Purchases
Breakpoints as described in the prospectus.	√
K. Rights of Accumulation

MFS Lifetime 2065 Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC

Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.

√
L. Letters of Intent
Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).	√

MFS Lifetime 2065 Fund

Financial Intermediary Category XI

Eligible Accounts: Accounts Investing in Shares through a Stifel Platform or Account Maintained at an Omnibus Level by Stifel with the Fund

Shareholders purchasing or holding fund shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and CDSC, or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.

As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.

Stifel continually looks to provide its clients with the lowest cost share class available based on account type. Stifel reserves the right and you consent to the conversion of shares to the lowest cost share class available at Stifel if such share class becomes available or upon transfer of shares into an advisory program.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Front-end sales charge waivers on Class A shares available at Stifel

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund in the 7th year following the anniversary of the purchase date pursuant to Stifel’s policies and procedures. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to the conversion of Class C shares following a shorter holding period, that waiver will apply.

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Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel.	√
Shares purchased in an Stifel fee-based advisory program (often referred to as a “wrap” program).	√
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund or other fund within the MFS fund family.	√

Shares purchased from the proceeds of redemptions within the MFS fund family provided the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e., systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel’s account maintenance fees are not eligible for rights of reinstatement.

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Shares from rollovers into Stifel from retirement plans to IRAs.	√
Purchases of 529 Plans through a rollover from another 529 plan.	√
Purchases of 529 Plans made for reinvestment of refunded amounts.	√

Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to MFS, if applicable. Any future purchases are subject to the applicable Class A sales charge as disclosed in the applicable fund’s prospectus.

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Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

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B. CDSC Waivers on Class A and Class C Shares
Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary.		√	√
Shares sold as part of a systematic withdrawal plan not to exceed 12% annually.		√	√
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√

MFS Lifetime 2065 Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
Shares acquired through a right of reinstatement.		√	√
Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel.		√	√
Shares exchanged or sold in a Stifel fee-based program.		√	√
C. Rights of Accumulation (ROA)

ROA that entitles shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in the MFS fund family held by accounts within the purchaser’s household at Stifel. Ineligible assets include holdings of MFS U.S. Government Money Market Fund and Class A shares of MFS U.S. Government Cash Reserve Fund, which do not assess a front-end sales charge. Eligible assets not held at Stifel may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

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MFS Lifetime 2065 Fund

Financial Intermediary Category XII

Eligible Accounts: Accounts Investing in Shares through Wells Fargo Clearing Services, LLC and Wells Fargo Advisors Financial Network, LLC (collectively, "Wells Fargo Advisors")

Clients of Wells Fargo Advisors (“Clients”) purchasing fund shares through Wells Fargo Advisors are eligible for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the prospectus or SAI. In all instances, it is the Client's responsibility to inform Wells Fargo Advisors at the time of purchase of any relationship, holdings, or other facts qualifying the Client for discounts or waivers. Wells Fargo Advisors can ask for documentation supporting the qualification.

Wells Fargo Clearing Services, LLC operates a First Clearing business, but these rules are not intended to include First Clearing firms.

Contingent deferred sales charges (“CDSC”) imposed on fund redemptions will not be rebated based on future purchases.

Unless specifically described below, other front-end load waivers are not available on fund purchases through Wells Fargo Advisors.

Sales Charge Waived
Waiver Category	Class A ISC
A. Self-Directed Brokerage Accounts
WellsTrade, the firm’s online self-directed brokerage account, generally offers no-load share classes but there could be instances where a Class A share is offered without a front-end sales charge.	√
B. Wells Fargo Advisors 529 Plan

Clients purchasing or converting to Class A shares of the fund through Wells Fargo Advisors brokerage accounts are entitled to a waiver of the front-end load in the following circumstances:

• Shares purchased through a rollover from another 529 plan.

• Recontribution(s) of distributed funds are only allowed during the net asst value (“NAV”) reinstatement period as dictated by the sponsor’s specifications outlined by the plan.

Wells Fargo Advisors is not able to apply the NAV reinstatement privilege for 529 Plan account purchases placed directly with the fund. Clients wishing to utilize this privilege outside of Wells Fargo systems will need to do so directly with the Wells Fargo Advisors 529 Plan or a financial intermediary that supports this feature.

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C. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
D. Employees/Registered Representatives of Wells Fargo Advisors

Wells Fargo Advisors employee and employee-related accounts according to Wells Fargo Advisor’s employee account linking rules. Legacy accounts and positions receiving affiliate discounts prior to the effective date will continue to receive discounts. Following the effective date, employees of Wells Fargo Advisors’ affiliate businesses will not be offered Class A shares of the funds at NAV.

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E. Breakpoints

Clients purchasing Class A shares of the fund through Wells Fargo Advisors brokerage accounts will follow the following aggregation rules for breakpoints:

• SEP or SIMPLE IRAs will not be aggregated as a group plan. Such accounts will aggregate with the Client’s personal accounts based on Social Security Number. Previously established SEP and SIMPLE IRAs may still be aggregated as a group plan.

• Employer-sponsored retirement plan (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans) accounts will aggregate with other plan accounts under the same Tax ID and will not be aggregated with other retirement plan accounts under a different Tax ID or personal accounts. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or Keogh plans.

• Gift of shares will not be considered when determining breakpoint discounts.

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MFS Lifetime 2065 Fund

Appendix B – Menu and Description of Underlying Funds

The following is a list of the underlying funds in which the fund may invest at any time.

Bond Funds:
MFS Emerging Markets Debt Fund
MFS Emerging Markets Debt Local Currency Fund
MFS Global Opportunistic Bond Fund
MFS Government Securities Fund
MFS High Income Fund
MFS Inflation-Adjusted Bond Fund
MFS Limited Maturity Fund
MFS Total Return Bond Fund
Money Market Fund:
MFS Institutional Money Market Portfolio
Equity Funds (International or U.S.):
International Equity Funds:
MFS Blended Research Emerging Markets Equity Fund
MFS Blended Research International Equity Fund
MFS Emerging Markets Equity Fund
MFS International Growth Fund
MFS International Intrinsic Equity Fund[1]
MFS International New Discovery Fund
MFS Research International Fund
U.S. Equity Funds:
MFS Blended Research Core Equity Fund
MFS Blended Research Growth Equity Fund
MFS Blended Research Mid Cap Equity Fund
MFS Blended Research Small Cap Equity Fund
MFS Blended Research Value Equity Fund
MFS Growth Fund
MFS Mid Cap Growth Fund
MFS Mid Cap Value Fund
MFS New Discovery Fund
MFS New Discovery Value Fund
MFS Research Fund
MFS Value Fund
Non-Traditional Funds:
MFS Commodity Strategy Fund
MFS Global Real Estate Fund

1 Effective April 30, 2026, the name of MFS International Intrinsic Value Fund changed to MFS

International Intrinsic Equity Fund.

The following is a description of the underlying funds in which the fund may invest. Further information about each underlying fund (other than MFS Institutional Money Market Portfolio, which is only offered to certain investment companies advised by MFS), including a copy of an underlying fund's most recent prospectus, SAI, Annual and Semi-Annual Reports, financial statements, and other information, may be obtained on the fund’s Website at mfs.com, or by contacting MFSC.

Bond Funds:

MFS Emerging Markets Debt Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in debt instruments of issuers that are tied economically to emerging market countries. Emerging markets are countries determined to have emerging market economies based on factors that demonstrate the country's financial and capital markets are in the development phase, including whether a particular country has a low- to middle-income economy according to the International Bank for Reconstruction and Development (the World Bank), the country’s designation by the International Monetary Fund as an emerging market, or the country's inclusion in an emerging market index. Emerging market countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe. Debt instruments include corporate debt instruments, foreign government securities, U.S. Government securities, and other obligations to repay money borrowed.

MFS generally considers the issuer of a security or other investment to be tied economically to emerging market countries if: (i) the security or other investment is issued or guaranteed by the government of an emerging market country or any of its agencies, authorities or instrumentalities; (ii) the issuer is organized under the laws of, and maintains a principal office in, an emerging market country; (iii) the issuer has its principal securities trading market in an emerging market country; (iv) a third party has identified an emerging market country as the issuer’s “country of risk”; (v) the issuer is included in an index which is representative of emerging market countries; (vi) the issuer derives 50% or more of its total revenues from goods sold or services performed in emerging market countries; or (vii) the issuer has 50% or more of its assets in emerging market countries.

MFS may also invest the fund’s assets in debt instruments of issuers that are not tied economically to emerging market countries.

MFS may invest up to 100% of the fund’s assets in below investment grade quality debt instruments.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS allocates the fund's assets across countries primarily based on fundamental economic and financial analysis of the creditworthiness of each country and the relative values of countries' external debt, currencies, and local market debt. In selecting investments, MFS may consider economic and financial fundamentals, liquidity, duration, yield curve positioning, relative value, and other factors. Quantitative tools that systematically evaluate these and other factors may also be considered. MFS may also consider environmental, social, and governance (ESG) factors

MFS Lifetime 2065 Fund

in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Emerging Markets Debt Local Currency Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in debt instruments of issuers that are tied economically to emerging market countries and denominated in local currencies, and derivative instruments with similar economic characteristics to these instruments. Emerging markets are countries determined to have emerging market economies based on factors that demonstrate the country's financial and capital markets are in the development phase, including whether a particular country has a low- to middle-income economy according to the International Bank for Reconstruction and Development (the World Bank), the country’s designation by the International Monetary Fund as an emerging market, or the country's inclusion in an emerging market index. Emerging market countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe. Examples of emerging market countries include, but are not limited to, Argentina, Brazil, Chile, Hungary, India, Indonesia, Mexico, Panama, the People’s Republic of China, Peru, Poland, Saudi Arabia, South Africa, South Korea, Taiwan, and Thailand. Debt instruments include foreign government securities, U.S. Government securities, inflation-adjusted debt instruments, corporate debt instruments, and other obligations to repay money borrowed.

MFS generally considers the issuer of a security or other investment to be tied economically to emerging market countries if: (i) the security or other investment is issued or guaranteed by the government of an emerging market country or any of its agencies, authorities or instrumentalities; (ii) the issuer is organized under the laws of, and maintains a principal office in, an emerging market country; (iii) the issuer has its principal securities trading market in an emerging market country; (iv) a third party has identified an emerging market country as the issuer’s “country of risk”; (v) the issuer is included in an index which is representative of emerging market countries; (vi) the issuer derives 50% or more of its total revenues from goods sold or services performed in emerging market countries; or (vii) the issuer has 50% or more of its assets in emerging market countries.

MFS may also invest the fund’s assets in debt instruments of issuers and derivative instruments that are not tied economically to emerging market countries.

MFS generally focuses on foreign government and government-related debt instruments, but may also invest the fund’s assets in corporate debt instruments.

MFS may invest up to 100% of the fund’s assets in below investment grade quality debt instruments.

MFS normally invests the fund's assets across different countries and regions, but MFS may invest a significant percentage of the fund's assets in issuers in a single country or region.

The fund is a non-diversified fund. This means that MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS allocates the fund's assets across countries primarily based on fundamental economic and financial analysis of the creditworthiness of each country and the relative values of countries' external debt, currencies, and local market debt. In selecting investments, MFS may consider economic and financial fundamentals, liquidity, duration, yield curve positioning, relative value, and other factors. Quantitative tools that systematically evaluate these and other factors may also be considered. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Global Opportunistic Bond Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in debt instruments of U.S. and foreign issuers, including emerging markets issuers. Debt instruments include U.S. Government securities, corporate debt instruments, foreign government securities, securitized instruments (including mortgage-backed securities and other asset-backed securities), and other obligations to repay money borrowed.

While MFS may invest the fund’s assets in debt instruments of any type, MFS generally focuses on debt instruments of issuers located in developed markets.

MFS generally focuses on investment grade quality debt instruments, but may also invest the fund’s assets in below investment grade quality debt instruments.

MFS normally enters into currency hedging transactions using derivatives to reduce the fund’s foreign currency exposure such that the fund is primarily exposed to the U.S. dollar.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region. MFS generally invests the fund's assets in at least three different countries and invests a percentage of the fund's net assets in securities of foreign issuers equal to at least the lesser

MFS Lifetime 2065 Fund

of 40% or the percentage of foreign issuers in the Bloomberg Global Aggregate Index (USD Hedged) less 15%.

MFS may invest up to 35% of the fund’s assets in any industry that accounts for more than 20% of the global bond market as measured by an index determined by MFS to be an appropriate measure of the global bond market, currently the Bloomberg Global Aggregate Index (USD Hedged).

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector and regional allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Government Securities Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in U.S. Government securities. U.S. Government securities are securities issued or guaranteed by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity, including mortgage-backed securities and other types of securitized instruments issued or guaranteed by such entities. MFS may also invest the fund's assets in other debt instruments.

MFS generally invests substantially all of the fund’s assets in investment grade quality debt instruments.

MFS may purchase or sell securities for the fund on a when-issued, delayed delivery, or forward commitment basis where payment and delivery take place at a future settlement date, including mortgage-backed securities purchased or sold in the to be announced (TBA) market. When MFS sells securities for the fund on a when-issued, delayed delivery, or forward commitment basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the deliverable securities.

MFS may invest the fund’s assets in foreign securities.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS uses an active investment approach in managing the fund that combines top-down considerations and bottom-up fundamental investment analysis to make decisions about sector allocations, duration and yield curve positioning, and security selection. Top-down considerations include macroeconomic factors such as interest rates, U.S. growth and inflation trends, fiscal and monetary policies, longer-term structural shifts in the economy, regulatory trends, and tail risks (i.e., risks associated with extreme events of relatively low probability, but potentially significant market impact). Bottom-up factors considered may include an instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. For mortgage-backed securities, additional factors such as prepayment risk and mortgage pool characteristics may also be evaluated. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. In addition, market technicals are typically considered in determining sector allocations and specific security selection. Market technicals include, but are not limited to, bond supply and demand dynamics, liquidity, and trading patterns. Quantitative screening tools may also be considered in determining the fund’s portfolio positioning.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes. In addition, derivative instruments that provide investment exposure to the investments subject to the fund’s 80% policy or to one or more of the market risk factors associated with the fund’s 80% policy may be counted in meeting such policy.

MFS High Income Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in high income debt instruments. Debt instruments include corporate debt instruments, foreign government securities, floating rate loans, and other obligations to repay money borrowed. High income debt instruments are debt instruments that are below investment grade quality. Below investment grade quality debt instruments are debt instruments rated BB+ or lower by S&P or Fitch, or Ba1 or lower by Moody’s, or comparably rated by another Nationally Recognized Statistical Rating Organization ("NRSRO"). A debt instrument will be considered unrated if none of these NRSROs have assigned a rating. In cases where a rating for an individual security is not available, MFS may assign a rating to the security

MFS Lifetime 2065 Fund

based on the methodology referenced above with respect to the issuer of such security.

MFS may invest the fund’s assets in other types of debt instruments.

MFS may invest up to 100% of the fund’s assets in below investment grade quality debt instruments.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of the issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes. In addition, derivative instruments that provide investment exposure to the investments subject to the fund's 80% policy or to one or more of the market risk factors associated with the fund's 80% policy may be counted in meeting such policy.

MFS Inflation-Adjusted Bond Fund

Investment Objective

The fund’s investment objective is to seek total return that exceeds the rate of inflation over the long-term, with an emphasis on current income, but also considering capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in inflation-adjusted debt instruments and other instruments with similar economic characteristics. Inflation-adjusted debt instruments are debt instruments whose principal and/or interest payments are adjusted for realized inflation.

MFS generally focuses the fund’s investments in inflation-adjusted debt instruments issued by the U.S. Treasury. MFS may also invest the fund’s assets in other inflation-adjusted debt instruments and non-inflation-adjusted debt instruments, including corporate debt instruments, foreign government securities, securitized instruments, and other debt instruments.

MFS generally invests substantially all of the fund’s assets in investment grade quality debt instruments.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS may invest the fund’s assets in foreign securities.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS uses an active investment approach in managing the fund that combines top-down considerations and bottom-up fundamental investment analysis to make decisions about sector allocations, duration and yield curve positioning, and security selection. Top-down considerations include macroeconomic factors such as interest rates, U.S. growth and inflation trends, fiscal and monetary policies, longer-term structural shifts in the economy, regulatory trends, and tail risks (i.e., risks associated with extreme events of relatively low probability, but potentially significant market impact). Bottom-up factors considered may include an instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. In addition, market technicals are typically considered in determining sector allocations and specific security selection. Market technicals include, but are not limited to, bond supply and demand dynamics, liquidity, and trading patterns. Quantitative screening tools may also be considered in determining the fund’s portfolio positioning.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Limited Maturity Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital preservation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in debt instruments.

The fund’s dollar-weighted average effective maturity will normally not exceed five years. In determining an instrument’s effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a call, put, pre-refunding, prepayment or redemption provision, or an adjustable coupon) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

MFS generally invests substantially all of the fund’s assets in investment grade quality debt instruments.

MFS invests the fund’s assets in U.S. securities and U.S. dollar-denominated foreign securities, which may include emerging market securities.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant

MFS Lifetime 2065 Fund

percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of the issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, and labor practices. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

MFS Total Return Bond Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in debt instruments. Debt instruments include corporate bonds, U.S. Government securities, foreign government securities, securitized instruments (including mortgage-backed securities and other asset-backed securities), municipal instruments, and other obligations to repay money borrowed.

MFS primarily invests the fund’s assets in investment grade quality debt instruments, but may also invest the fund's assets in below investment grade quality debt instruments.

MFS may purchase or sell securities for the fund on a when-issued, delayed delivery, or forward commitment basis where payment and delivery take place at a future settlement date, including mortgage-backed securities purchased or sold in the to be announced (TBA) market. When MFS sells securities for the fund on a when-issued, delayed delivery, or forward commitment basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the deliverable securities.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of the issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, and labor practices. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes. In addition, derivative instruments that provide investment exposure to the investments subject to the fund’s 80% policy or to one or more of the market risk factors associated with the fund’s 80% policy may be counted in meeting such policy.

Money Market Fund:

MFS Institutional Money Market Portfolio

Investment Objective

The fund’s investment objective is to seek current income consistent with preservation of capital and liquidity. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets in U.S. dollar-denominated money market instruments and repurchase agreements.

The fund does not seek to maintain a stable share price. In buying and selling investments for the fund, MFS follows U.S. Securities and Exchange Commission rules for money market funds regarding credit quality, diversification, liquidity, and maturity.

The fund is only offered to certain investment companies advised by MFS.

International Equity Funds:

MFS® Blended Research® Emerging Markets Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

MFS Lifetime 2065 Fund

Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments in issuers economically tied to emerging market countries based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the MSCI Emerging Markets Index.

MFS normally invests at least 80% of the fund’s net assets in equity securities of issuers that are tied economically to emerging market countries. Emerging markets are countries determined to have emerging market economies based on factors that demonstrate the country's financial and capital markets are in the development phase, including whether a particular country has a low- to middle-income economy according to the International Bank for Reconstruction and Development (the World Bank), the country’s designation by the International Monetary Fund as an emerging market, or the country's inclusion in an emerging market index. Emerging market countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe. Examples of emerging market countries include, but are not limited to, Argentina, Brazil, Chile, Hungary, India, Indonesia, Mexico, Panama, the People’s Republic of China, Peru, Poland, Saudi Arabia, South Africa, South Korea, Taiwan, and Thailand. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS generally considers the issuer of a security or other investment to be tied economically to emerging market countries if: (i) the security or other investment is issued or guaranteed by the government of an emerging market country or any of its agencies, authorities or instrumentalities; (ii) the issuer is organized under the laws of, and maintains a principal office in, an emerging market country; (iii) the issuer has its principal securities trading market in an emerging market country; (iv) a third party has identified an emerging market country as the issuer’s “country of risk”; (v) the issuer is included in an index which is representative of emerging market countries; (vi) the issuer derives 50% or more of its total revenues from goods sold or services performed in emerging market countries; or (vii) the issuer has 50% or more of its assets in emerging market countries.

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers’ qualitative assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 2% compared to the MSCI Emerging Markets Index. Tracking error generally measures how the differences between the fund's returns and the MSCI Emerging Markets Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to the applicable index. Third-party quantitative risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS® Blended Research® International Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the MSCI All Country World (ex-US) Index.

MFS normally invests at least 80% of the fund’s net assets in equity securities. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS normally invests the fund’s assets primarily in foreign securities, including emerging market securities.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS Lifetime 2065 Fund

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers' qualitative assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 2% compared to the MSCI All Country World (ex-US) Index. Tracking error generally measures how the differences between the fund's returns and the MSCI All Country World (ex-US) Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to the applicable index. Third-party quantitative risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Emerging Markets Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in equity securities of issuers that are tied economically to emerging market countries. Emerging markets are countries determined to have emerging market economies based on factors that demonstrate the country's financial and capital markets are in the development phase, including whether a particular country has a low- to middle-income economy according to the International Bank for Reconstruction and Development (the World Bank), the country’s designation by the International Monetary Fund as an emerging market, or the country's inclusion in an emerging market index. Emerging market countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS generally considers the issuer of a security or other investment to be tied economically to emerging market countries if: (i) the security or other investment is issued or guaranteed by the government of an emerging market country or any of its agencies, authorities or instrumentalities; (ii) the issuer is organized under the laws of, and maintains a principal office in, an emerging market country; (iii) the issuer has its principal securities trading market in an emerging market country; (iv) a third party has identified an emerging market country as the issuer’s “country of risk”; (v) the issuer is included in an index which is representative of emerging market countries; (vi) the issuer derives 50% or more of its total revenues from goods sold or services performed in emerging market countries; or (vii) the issuer has 50% or more of its assets in emerging market countries.

MFS may also invest the fund’s assets in equity securities of issuers that are not tied economically to emerging market countries.

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS International Growth Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in growth companies. Growth companies are companies that MFS believes have above average earnings growth potential compared to other companies. MFS considers a number of factors when determining a company’s growth potential, including whether (i) the issuer is included in an index that is representative of growth companies; (ii) the issuer is classified as a growth company by an

MFS Lifetime 2065 Fund

independent third party financial data provider; and/or (iii) the issuer exhibits the characteristics of a growth company, considering metrics such as historical and/or projected growth rates relative to the applicable equity market. Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS International Intrinsic Equity Fund

(Formerly, MFS International Intrinsic Value Fund)

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 80% of the fund’s net assets in equity securities. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies. In managing the fund, MFS assesses the intrinsic valuation of issuers by considering the full context of how a company's cash flows are generated. MFS focuses on companies it believes have conservative balance sheets, sustainable competitive advantages, high returns on capital, and/or the ability to weather economic downturns, among other factors. Many of the factors considered by MFS in assessing issuers are qualitative in nature and require subjective judgment and interpretation.

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease currency exposure.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS International New Discovery Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with small to medium capitalizations.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may

MFS Lifetime 2065 Fund

include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS Research International Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in securities of companies of any size.

In conjunction with a team of investment research analysts, sector leaders select investments for the fund. MFS generally manages the fund to be sector neutral to the MSCI EAFE (Europe, Australasia, Far East) Index using MFS' custom industry and sector categories to classify the fund and the MSCI EAFE (Europe, Australasia, Far East) Index's holdings.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

U.S. Equity Funds:

MFS® Blended Research® Core Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the Standard & Poor's 500 Stock Index.

MFS normally invests at least 80% of the fund’s net assets in equity securities. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers’ qualitative assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 2% compared to the Standard & Poor's 500 Stock Index. Tracking error generally measures how the differences between the fund's returns and the Standard & Poor's 500 Stock Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to the applicable index. Third-party quantitative

MFS Lifetime 2065 Fund

risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS® Blended Research® Growth Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the Russell 1000® Growth Index, which represents the fund's investment universe.

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 80% of the fund’s net assets in equity securities of growth companies. Growth companies are companies that MFS believes have above average earnings growth potential compared to other companies. MFS considers a number of factors when determining a company’s growth potential, including whether (i) the issuer is included in an index that is representative of growth companies; (ii) the issuer is classified as a growth company by an independent third party financial data provider; and/or (iii) the issuer exhibits the characteristics of a growth company, considering metrics such as historical and/or projected growth rates relative to the applicable equity market. Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

The fund is a non-diversified fund. This means that MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers' qualitative assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 2% compared to the Russell 1000® Growth Index. Tracking error generally measures how the differences between the fund's returns and the Russell 1000® Growth Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to an index that represents the fund's investment universe. Third-party quantitative risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS® Blended Research® Mid Cap Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the Russell Midcap® Index, which represents the fund's investment universe.

MFS normally invests at least 80% of the fund’s net assets in equity securities of issuers with medium market capitalizations. MFS defines medium market capitalization companies as issuers that (i) have market capitalizations within the capitalization range of the Russell Midcap® Index over the past 12 months based on the current composition of the index and/or are (ii) classified as a medium capitalization company by an independent third party financial data provider. The market capitalization range of companies considered to have medium capitalizations based on the above criteria will change over time depending on market conditions. For illustrative purposes, as of December 31, 2025, the range of the market capitalizations of the issuers in the Russell Midcap® Index was between approximately $1.3 billion and $101.9 billion, and the fund’s average weighted market capitalization as of that date was $24.5 billion. Equity securities include common stocks, depositary receipts, equity interests in real estate investment trusts (REITs), and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the

MFS Lifetime 2065 Fund

stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers' qualitative assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 3% compared to the Russell Midcap® Index. Tracking error generally measures how the differences between the fund's returns and the Russell Midcap® Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to an index that represents the fund's investment universe. Third-party quantitative risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS® Blended Research® Small Cap Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the Russell 2000® Index, which represents the fund's investment universe.

MFS normally invests at least 80% of the fund’s net assets in equity securities of issuers with small market capitalizations. MFS defines small market capitalization companies as issuers that (i) have market capitalizations within the capitalization range of the Russell 2000® Index over the past 12 months based on the current composition of the index and/or are (ii) classified as a small capitalization company by an independent third party financial data provider. The maximum market capitalization of companies considered to have small capitalizations based on the above criteria will change over time depending on market conditions. For illustrative purposes, as of December 31, 2025, the range of the market capitalizations of the issuers in the Russell 2000® Index was between approximately $5.0 million and $31.3 billion, and the fund’s average weighted market capitalization as of that date was $5.2 billion. Equity securities include common stocks, depositary receipts, equity interests in real estate investment trusts (REITs), and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers' qualitative

MFS Lifetime 2065 Fund

assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 3% compared to the Russell 2000® Index. Tracking error generally measures how the differences between the fund's returns and the Russell 2000® Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to an index that represents the fund's investment universe. Third-party quantitative risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS® Blended Research® Value Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the Russell 1000® Value Index, which represents the fund's investment universe.

MFS normally invests at least 80% of the fund’s net assets in equity securities of value companies. Value companies are companies that MFS believes are undervalued compared to their perceived worth in the marketplace. MFS considers a number of factors when determining whether a company is undervalued, including whether (i) the issuer is included in an index which is representative of value companies; (ii) the issuer is classified as a value company by an independent third party financial data provider and/or (iii) the issuer exhibits the characteristics of a value company, considering metrics such as such as price-to-book ratio, price-to-earnings ratio, and dividend yield relative to the applicable equity market. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. Equity securities include common stocks, depositary receipts, equity interests in real estate investment trusts (REITs), and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers’ qualitative assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 2% compared to the Russell 1000® Value Index. Tracking error generally measures how the differences between the fund's returns and the Russell 1000® Value Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to an index that represents the fund's investment universe. Third-party quantitative risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Growth Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in growth companies. Growth companies are companies that MFS believes have above average potential with respect to the rate and duration of earnings growth compared to other companies. MFS considers a number of factors when determining a company’s growth potential, including whether (i) the issuer is included in an index that is representative of growth companies; (ii) the issuer is classified as a growth company by an independent third party financial data provider; and/or (iii) the issuer exhibits the characteristics of a growth company, considering metrics such as historical and/or projected growth rates relative to the applicable equity market. Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

MFS normally invests the fund’s assets primarily in equity securities.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS Lifetime 2065 Fund

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

The fund is a non-diversified fund. This means that MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Mid Cap Growth Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in growth companies with medium market capitalizations. MFS defines medium market capitalization companies as issuers that (i) have market capitalizations within the capitalization range of the Russell Midcap® Index over the past 12 months based on the current composition of the index and/or are (ii) classified as a medium capitalization company by an independent third party financial data provider. The market capitalization range of companies considered to have medium capitalizations based on the above criteria will change over time depending on market conditions. For illustrative purposes, as of November 30, 2025, the range of the market capitalizations of the issuers in the Russell Midcap® Index was between approximately $956.3 million and $115.7 billion, and the fund’s average weighted market capitalization as of that date was $39.3 billion. Growth companies are companies that MFS believes have above average potential with respect to the rate and duration of earnings growth compared to other companies. MFS considers a number of factors when determining a company’s growth potential, including whether (i) the issuer is included in an index that is representative of growth companies; (ii) the issuer is classified as a growth company by an independent third party; and/or (iii) the issuer exhibits the characteristics of a growth company, considering metrics such as historical and/or projected growth rates relative to the applicable equity market. Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

MFS normally invests the fund’s assets primarily in equity securities.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Mid Cap Value Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in value companies with medium market capitalizations.

MFS defines medium market capitalization companies as issuers that (i) have market capitalizations within the capitalization range of the Russell Midcap® Index over the past 12 months based on the current composition of the index and/or are (ii) classified as a medium capitalization company by an independent third party financial data provider. The market capitalization range of companies considered to have medium capitalizations based on the above criteria will change over time depending on market conditions. For illustrative purposes, as of December 31, 2025, the range of the market capitalizations of the issuers in the Russell Midcap® Index was between approximately $1.3 billion and $101.9 billion, and the fund’s average weighted market capitalization as of that date was $24.4 billion.

Value companies are companies that MFS believes are undervalued compared to their perceived worth in the marketplace. MFS considers a number of factors when determining whether a company is undervalued, including whether (i) the issuer is included in an index which is representative of value companies; (ii) the issuer is classified as a value company by an independent third party financial data provider and/or (iii) the issuer exhibits the characteristics of a value company, considering metrics such as such as price-to-book ratio, price-to-earnings ratio, and dividend yield relative to the applicable equity market. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

MFS normally invests the fund’s assets primarily in equity securities.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS Lifetime 2065 Fund

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS New Discovery Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with small capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS New Discovery Value Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in value companies. Value companies are companies that MFS believes are undervalued compared to their perceived worth in the marketplace. MFS considers a number of factors when determining whether a company is undervalued, including whether (i) the issuer is included in an index which is representative of value companies; (ii) the issuer is classified as a value company by an independent third party financial data provider and/or (iii) the issuer exhibits the characteristics of a value company, considering metrics such as historical and/or projected price-to-book, price-to-earnings, and price-to-cash flow ratios, enterprise value (the total value of the issuer’s outstanding equity and debt) relative to earnings, and free cash flow yield compared to the applicable equity market and/or to issuers in the same sector or industry. In assessing the relative value of an issuer, MFS may also consider measures of financial quality, such as indicators of profitability (i.e., return on equity and return on invested capital), balance sheet strength (including leverage and interest coverage ratios), and capital allocation discipline. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

MFS normally invests the fund’s assets primarily in equity securities.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with small capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Research Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

MFS Lifetime 2065 Fund

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in equity securities.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

In conjunction with a team of investment research analysts, sector leaders select investments for the fund. MFS generally manages the fund to be sector neutral to the Standard & Poor's 500 Stock Index using MFS' custom industry and sector categories to classify the fund and the Standard & Poor's 500 Stock Index's holdings.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS Value Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in value companies. Value companies are companies that MFS believes are undervalued compared to their perceived worth in the marketplace. MFS considers a number of factors when determining whether a company is undervalued, including whether (i) the issuer is included in an index which is representative of value companies; (ii) the issuer is classified as a value company by an independent third party and/or (iii) the issuer exhibits the characteristics of a value company, considering metrics such as such as price-to-book ratio, price-to-earnings ratio, and dividend yield relative to the applicable equity market. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

MFS normally invests the fund’s assets primarily in equity securities.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

Non-Traditional Funds:

MFS Commodity Strategy Fund

Investment Objective

The fund’s investment objective is to seek total return. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund’s objective by providing exposure to the commodities markets through investing in commodity-linked derivatives rather than investing directly in commodities. Commodities are economic goods that are typically the product of agriculture, mining, or primary industrial processes. Commodities include, but are not limited to, grains, beef, oil, natural gas, grains, beef, and industrial and precious metals.

MFS expects to gain exposure to the commodities markets by investing in MFS Commodity Strategy Portfolio. MFS Commodity Strategy Portfolio gains exposure to the commodities markets by investing in commodity-linked derivatives such as commodity-linked futures, options, and/or swaps. MFS may invest up to 25% of the fund's assets (at the time of purchase) in MFS Commodity Strategy Portfolio.

MFS Commodity Strategy Portfolio's investments in commodity-linked derivatives are leveraged (i.e., involves investment exposure greater than the amount of the investment). MFS expects the fund's exposure to the commodities markets to be approximately equivalent to investing all of the fund's investments in commodity-linked derivatives on an unleveraged basis.

MFS allocates MFS Commodity Strategy Portfolio's investments in commodity-linked derivatives primarily based on its proprietary quantitative models. Factors considered by the quantitative models may include valuation, momentum, and economic and behavioral data. MFS may also consider current market conditions, its qualitative assessment of the risk/return characteristics of commodities and commodity sectors, and other factors in structuring MFS Commodity Strategy Portfolio's portfolio.

MFS Lifetime 2065 Fund

MFS normally allocates the MFS Commodity Strategy Portfolio's commodity exposure across different commodities and commodity sectors, but MFS may expose a significant percentage of the MFS Commodity Strategy Portfolio's assets to a particular commodity or commodity sector or a limited number of commodities or commodity sectors.

MFS generally invests substantially all of the fund's assets not invested in MFS Commodity Strategy Portfolio in U.S. and foreign debt instruments. In addition, MFS Commodity Strategy Portfolio may also invest in U.S. and foreign debt instruments. Of the fund’s direct and indirect investments in debt instruments, MFS generally invests substantially all of these investments in investment grade quality debt instruments.

MFS normally invests the fund's direct and indirect investments in debt instruments across different countries and regions, but MFS may invest a significant percentage of the fund's assets in issuers in a single country or region.

In addition to the commodity-linked derivatives used by MFS Commodity Strategy Portfolio as described above, MFS may use other types of derivatives for any investment purpose in managing the fund and/or MFS Commodity Strategy Portfolio. To the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, and swaps.

Some portion of the fund's and MFS Commodity Strategy Portfolio's assets may be held in cash and/or debt instruments due to collateral requirements for the fund's and MFS Commodity Strategy Portfolio's investments in derivatives.

MFS uses an active bottom-up investment approach to buying and selling debt investments for the fund. Debt investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered.

MFS Global Real Estate Fund

Investment Objective

The fund’s investment objective is to seek total return. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in U.S. and foreign real estate-related investments. Real estate-related investments are issuers that are principally engaged in real estate activities and/or providing products and services related to the real estate sector, including (i) real estate investment trusts (REITs); (ii) issuers similar to REITs formed under the laws of non-U.S. countries; (iii) issuers included in an index that is representative of real estate-related investments; (iv) issuers that a third party has given the issuer an industry or sector classification consistent with real estate-related activities; and (v) other issuers that earn at least 50% of their gross revenues or net profits from real estate activities or from products or services related to the real estate sector. Real estate activities include owning, developing, managing, or acting as a broker for real estate. Examples of real estate products or services include building supplies and mortgage servicing.

MFS normally invests the fund’s assets primarily in equity securities.

MFS generally focuses the fund’s investments in equity REITs as well as similar entities formed under the laws of non-U.S. countries, but may also invest the fund’s assets in mortgage REITs, hybrid REITs and other U.S. and foreign real estate-related investments, including emerging market real estate-related investments.

MFS may invest the fund’s assets in real estate-related investments of any size. However, issuers of real estate-related investments tend to have small-to-medium market capitalizations.

MFS normally allocates the fund’s investments across different REIT managers and property types, such as apartments, retail properties, office buildings, hotels, industrial properties, health care facilities, storage facilities, manufactured housing and special use facilities, but may from time to time focus the fund’s investments in any one or a few of these areas.

MFS normally invests the fund's assets across different countries and regions, but MFS may invest a significant percentage of the fund's assets in issuers in a single country or region.

MFS generally invests the fund's assets in at least three different countries and invests a percentage of the fund's net assets in securities of foreign issuers equal to at least the lesser of 40% or the percentage of foreign issuers in the FTSE EPRA Nareit Developed Real Estate Index less 15%.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered in selecting investments for the fund may include an issuer's management ability, cash flows, price/funds from operations ratio, dividend yield and payment history, price/net asset value ratio, market price, and the ability of an issuer to grow from operations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, an issuer's governance structure and practices, social issues such as diversity and labor practices, and environmental issues such as physical and transition risks related to changes in climate.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Lifetime 2065 Fund

MFS Lifetime 2065 Fund

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 111 Huntington Avenue, Boston, MA 02199, Attention: Fund Secretary. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate, and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS Lifetime 2065 Fund, the following documents are available free upon request:

Annual/Semiannual Reports and Form N-CSR Filings. The fund’s annual and semiannual shareholder reports and Form N-CSR contain information about the fund’s actual investments. Annual shareholder reports discuss the effect of recent market conditions and investment strategies on the fund’s performance during its last fiscal year. Form N-CSR includes the fund’s annual and semiannual financial statements.

Statement of Additional Information (SAI). The SAI, dated August 28, 2026, as may be amended or supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the SAI, annual/semiannual shareholder reports, fund financial statements, and other information about the fund, including current net asset values per share, and make inquiries about the fund, by contacting:

Internet: mfs.com

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

Telephone: 1-800-225-2606

Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

The fund’s Investment Company Act file number is 811-21780.

HOW TO CONTACT US

Website mfs.com MFS TALK 1-800-637-8255 24 hours a day	Account service and literature Shareholders 1-800-225-2606 Investment professionals 1-800-343-2829 Retirement plan services 1-800-637-1255	Mailing address MFS Service Center, Inc. P.O. Box 219341 Kansas City, MO 64121-9341 Overnight mail MFS Service Center, Inc. Suite 219341 801 Pennsylvania Avenue Kansas City, MO 64105-1307

Statement of Additional Information

August 28, 2026

Fund	Ticker Symbol
	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
MFS® Series Trust IX:
MFS® Corporate Bond Fund	MFBFX	MFBBX	MFBCX	MBDIX	MFBGX	MBRRX	MFBHX	MFBJX	MFBKX
MFS® Limited Maturity Fund	MQLFX	MQLBX	MQLCX	MQLIX	MQLGX	MLMRX	MQLHX	MQLJX	MQLKX
MFS® Municipal Limited Maturity Fund	MTLFX	MTLBX	MTLCX	MTLIX	N/A	N/A	N/A	N/A	MTLRX
MFS® Total Return Bond Fund	MRBFX	MRBBX	MRBCX	MRBIX	MRBGX	MRRRX	MRBHX	MRBJX	MRBKX
MFS® Series Trust XII:
MFS® Core Bond Fund	MCBEX	N/A	MCBCX	MCBFX	MCBGX	MCBHX	MCBJX	MCBKX	MCBMX

MFS® Lifetime® 2030 Fund	MLTAX	MLTBX	MLTCX	MLTIX	MLTEX	MLTGX	MLTHX	MLTJX	MLTKX
MFS® Lifetime® 2035 Fund	LFEAX	LFEBX	LFECX	LFEDX	LFERX	LFESX	LFETX	LFEUX	LFEKX
MFS® Lifetime® 2040 Fund	MLFAX	MLFBX	MLFCX	MLFIX	MLFEX	MLFGX	MLFHX	MLFJX	MLFKX
MFS® Lifetime® 2045 Fund	LTMAX	LTMBX	LTMDX	LTMKX	LTMRX	LTMSX	LTMTX	LTMUX	LTMLX
MFS® Lifetime® 2050 Fund	MFFSX	MFFRX	MFFDX	MFFIX	MFFMX	MFFNX	MFFOX	MFFPX	MFFKX
MFS® Lifetime® 2055 Fund	LFIAX	LFIBX	LFICX	LFIIX	LFIRX	LFISX	LFITX	LFIUX	LFIKX
MFS® Lifetime® 2060 Fund	MFJAX	MFJBX	MFJCX	MFJIX	MFJEX	MFJGX	MFJTX	MFJUX	MFJKX
MFS® Lifetime® 2065 Fund	LFTFX	N/A	LFTGX	LFTHX	LFTJX	LFTKX	LFTLX	LFTMX	LFTNX
MFS® Lifetime® 2070 Fund	LFTQX	N/A	MLTPX	MLTQX	MLTRX	MLTTX	LFTVX	LFTWX	LFTZX
MFS® Lifetime® Income Fund	MLLAX	MLLBX	MLLCX	MLLIX	MLLEX	MLLGX	MLLHX	MLLJX	MLLKX

This Statement of Additional Information ("SAI") contains additional information about each fund listed above (references to "a Fund" or "the Fund" mean each Fund listed on the cover page, unless otherwise noted), and should be read in conjunction with the Fund's Prospectus dated May 27, 2026, for MFS Lifetime 2070 Fund, and dated August 28, 2026, for all other Funds, as may be amended or supplemented from time to time. For each Fund except MFS Lifetime 2070 Fund, the Fund's financial statements are incorporated into this SAI by reference to the Fund's most recent annual Form N-CSR ("Form N-CSR") filed with the U.S. Securities and Exchange Commission (the "SEC"). The Fund's financial statements are set forth in Item 7 of the Fund’s annual Form N-CSR, which is available at the hyperlinks noted below for the relevant Trust. MFS Lifetime 2070 Fund had not commenced operations as of the fiscal year ended April 30, 2026; therefore, no Financial Statements nor Financial Highlights for such Fund are incorporated by reference into this SAI.

MFS Series Trust IX (MFS Corporate Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, MFS Total Return Bond Fund)

MFS Series Trust XII (MFS Core Bond Fund, MFS Lifetime Income Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime Fund 2055, MFS Lifetime 2060 Fund, MFS Lifetime 2065 Fund, MFS Lifetime 2070 Fund)

You may obtain a copy of each Fund's Prospectus, and for each Fund other than MFS Lifetime 2070 Fund, each Fund's Annual Report, without charge by contacting the Fund's transfer agent, MFS Service Center, Inc. (please see back cover for address and telephone number).

This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by a current prospectus.

AUGUST-SAI-COMBINED-082826

Table of Contents:

DEFINITIONS

"1940 Act" – the Investment Company Act of 1940 and the rules and regulations thereunder, as amended from time to time, and as such Act, rules or regulations are interpreted by the SEC.

"Board" – the Board of Trustees of the Trust.

"Employer Retirement Plans" – includes 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the Fund at an omnibus level.

"Financial intermediary" – includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, third-party administrator, insurance company and any other institution having a selling, administration or other similar agreement with MFD, MFS, or any of their affiliates.

"Fund" – references to "a Fund" or "the Fund" mean each Fund listed on the cover page, unless otherwise noted.

"Independent Trustees" – trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund.

"Majority Shareholder Vote" – as defined currently in the 1940 Act to be the lesser of (i) 67% or more of the voting securities present at a meeting at which holders of voting securities representing more than 50% of the outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities.

"MFD" or the "Distributor" – MFS Fund Distributors, Inc., a Delaware corporation.

"MFS" – Massachusetts Financial Services Company, a Delaware corporation.

"MFSC" – MFS Service Center, Inc., a Delaware corporation.

"MFS Fund" – a fund managed by MFS and overseen by the Board.

"MFS Funds" – collectively, the funds managed by MFS and overseen by the Board.

"Prospectus" – the Prospectus of the Fund, dated May 27, 2026, for MFS Lifetime 2070 Fund, and dated August 28, 2026, for all other Funds, as may be amended or supplemented from time to time.

"SEC" – U.S. Securities and Exchange Commission.

"Trust" – references to a "Trust" mean the Massachusetts business trust of which the Fund is a series, or, if the Fund is itself a Massachusetts business trust, references to a "Trust" shall mean the Fund.

MANAGEMENT OF THE FUND

Organization of the Fund

MFS Corporate Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, and MFS Total Return Bond Fund, each an open-end investment company, are series of MFS Series Trust IX, a Massachusetts business trust organized in 1985. MFS Corporate Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, and MFS Total Return Bond Fund are diversified funds.

MFS Core Bond Fund, MFS Lifetime Income Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, MFS Lifetime 2060 Fund, MFS Lifetime 2065 Fund, and MFS Lifetime 2070 Fund, each an open-end investment company, are series of MFS Series Trust XII, a Massachusetts business trust organized in 2005. MFS Core Bond Fund, MFS Lifetime Income Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, MFS Lifetime 2060 Fund, MFS Lifetime 2065 Fund, and MFS Lifetime 2070 Fund are diversified funds.

Trustees/Officers

Board Leadership Structure and Oversight — The following provides an overview of the leadership structure of the Board and the Board’s oversight of the MFS Funds’ risk management process. As of the date of this SAI, the Board consists of 11 Trustees, 10 of whom are Independent Trustees. An Independent Trustee serves as Chair of the Board. Taking into account the number, the diversity and the complexity of the MFS Funds overseen by the Board and the aggregate amount of assets under management in the MFS Funds, the Board has determined that the efficient conduct of its affairs makes it desirable to delegate responsibility for certain specific matters to Committees of the Board. Each of the seven standing Committees of the Board, to which the Board has delegated certain authority and oversight responsibilities, consists exclusively of Independent Trustees. In connection with each of the Board’s regular meetings, the Independent Trustees meet separately from MFS with their counsel. The Independent Trustees also meet regularly with the MFS Funds’ Chief Compliance Officer (who is also MFS' Chief Compliance Officer) to receive reports regarding the compliance of the MFS Funds with the federal securities laws and the MFS Funds’ compliance policies and procedures. The Board reviews its leadership structure periodically and believes that its structure is appropriate to enable the Board to exercise its oversight of the MFS Funds.

Each MFS Fund has retained MFS as its investment adviser and administrator. MFS provides each MFS Fund with investment advisory services, and is responsible for day-to-day administration of each MFS Fund and management of the risks that arise from each MFS Fund's investments and operations. Certain employees of MFS serve as each MFS Fund's officers, including each MFS Fund's principal executive officer and principal financial and accounting officer. The Board provides oversight of the services provided by MFS and its affiliates, including the risk management activities of MFS and its affiliates (including those related to cybersecurity). In addition, each Committee of the Board provides oversight of its risk management activities with respect to the particular activities within the Committee’s purview. In the course of providing oversight, the Board and the Committees receive a wide range of reports on each MFS Fund's activities, including reports on each MFS Fund’s investment portfolio, the compliance of each MFS Fund with applicable laws, and each MFS Fund’s financial accounting and reporting. The Board also meets periodically with the portfolio managers of each MFS Fund to receive reports regarding the management of each MFS Fund, including its investment risks. The Board and the relevant Committees meet periodically with MFS’ Global

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Head of Enterprise Risk to receive reports on MFS’ and its affiliates’ risk management activities, including their efforts to (i) identify key risks that could adversely affect the MFS Funds or MFS; (ii) implement processes and controls to mitigate such key risks; and (iii) monitor business and market conditions in order to facilitate the processes described in (i) and (ii) above. In addition, the Board and the relevant Committees oversee risk management activities related to the key risks associated with services provided by various non-affiliated service providers through the receipt of reports prepared by MFS, and, in certain circumstances, through the receipt of reports directly from service providers, such as in the case of each MFS Fund's auditor and custodian. As the Fund's operations are carried out by service providers, the Board's oversight of the risk management processes of the service providers, including processes to address cybersecurity and other operational failures, is inherently limited.

Trustees and Officers -- Identification and Background — The identification and background of the Trustees and Officers of the Trust, as well as an overview of the considerations that led the Board to conclude that each individual serving as a Trustee of the Fund should so serve, are set forth in APPENDIX A.

Trustee Compensation and Committees — Compensation paid to the Independent Trustees for certain specified periods, as well as information regarding Committees of the Board, is set forth in APPENDIX B.

Share Ownership

Information concerning the ownership of Fund shares (i) by Trustees and officers of the Trust as a group, as well as the dollar value range of each Trustee’s share ownership in the Fund and, on an aggregate basis, in the MFS Funds, (ii) by investors who are deemed to “control” the Fund, if any, and (iii) by investors who own 5% or more of any class of Fund shares (if no classes, of the Fund), if any, is set forth in APPENDIX C.

Portfolio Manager(s)

Information regarding other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest of the Fund's portfolio manager(s), is set forth in APPENDIX D.

Contractual Arrangements

The Fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian, among others, who each provide services to the Fund. Unless expressly stated otherwise, shareholders of the Fund are not parties to, or intended beneficiaries of, these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Fund, other than any rights conferred by federal or state securities laws that may not be waived.

Investment Adviser

MFS provides the Fund with investment advisory services. MFS and its predecessor organizations have a history of money management dating from 1924. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services company).

In rendering investment advisory services to the Fund, MFS may use the resources of one or more foreign (non-U.S.) affiliates of MFS that are not registered under the Investment Advisers Act of 1940, as amended (the Advisers Act) (the MFS Non-U.S. Advisory Affiliates) to provide portfolio management, research and/or trading services to the Fund. Under a Memorandum of Understanding (the MOU), each of the MFS Non-U.S. Advisory Affiliates are "Participating Affiliates" of MFS as that term is used in relief granted by the staff of the SEC allowing U.S. registered investment advisers to use investment advisory and trading resources of advisory affiliates not registered under the Advisers Act subject to the supervision of the U.S. registered adviser. Any employees of the Participating Affiliates who provide services to the Fund are considered under the MOU to be “associated persons” of MFS as that term is defined in the Advisers Act and are subject to the supervision of MFS.

MFS generally uses an active bottom-up investment approach to buying and selling investments for the Fund. For the Fund, investments are typically selected primarily based on fundamental analysis or, where specified in the Fund's Prospectus, a blend of fundamental and quantitative research. Fundamental analysis takes into account an issuer's financial condition and market, economic, political, and regulatory conditions. MFS may consider environmental, social, and governance (ESG) factors in its fundamental investment analysis and security selection process alongside more traditional economic factors where MFS believes such ESG factors could materially impact the economic value of an issuer. MFS believes that certain ESG factors could materially impact the value of an issuer by representing a source of economic opportunity that contributes to an issuer's growth and outperformance relative to its peer group or a source of risk that may result in a condition or the occurrence of an event that could have a material negative impact on an issuer's value. MFS’ consideration of the impact of ESG factors on the value of an issuer often involves a long-term investment horizon, and the impact of such ESG factors may not be realized in the short term. Examples of potentially material ESG opportunities and risks may include, but are not limited to, physical and transitional impacts related to climate change, resource depletion, shifting market or consumer preferences or demand, an issuer's governance structure and practices, data protection and privacy issues, diversity and labor practices, and regulatory and reputational risks. In conducting analysis of ESG factors, MFS' investment professionals may use a variety of tools, including, but not limited to, (i) proprietary issuer and industry research, (ii) internally developed analytical tools designed to evaluate issuer performance and risk-exposure, and (iii) third-party generated issuer and industry research and ratings.

MFS investment and proxy voting professionals may also incorporate ESG factors when engaging with an issuer's management team, board of directors, or other representatives in order (i) to better understand the risks and opportunities that a particular ESG issue may present for an issuer; (ii) to communicate MFS' views with respect to a financially material ESG issue; or (iii) to inform proxy voting decisions. MFS does not engage for the purpose of trying to change or influence control of a company. Such engagement activities will not necessarily result in any changes to an issuer's ESG-related practices. The extent to which an investment professional considers ESG factors in conducting fundamental investment analysis and the extent to which ESG factors impact a Fund's return will depend on a number of variables, such as a Fund's investment strategy, the types of asset classes held in a Fund, a Fund’s regional and geographic exposures, and an investment professional's assessment and analysis of a specific ESG issue. Each investment professional makes their own decisions with respect to which

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ESG factors to consider and how much consideration, if any, to give to ESG factors in the security analysis and investment selection process. The extent that MFS' integration of ESG factors into its investment process impacts the investment performance of a Fund may be difficult to quantify and can vary significantly over time. In addition, ESG-related information generated by third-party data providers may be inaccurate, incomplete, inconsistent, and out-of-date, which may adversely impact an investment professional's analysis of the ESG factors relevant to an issuer.

MFS may also participate in organizations, initiatives, or other collaborative industry efforts to enhance MFS' knowledge of specific ESG issues or to support ESG-related initiatives that MFS believes may have a material impact on its investment decisions. MFS may also engage regarding financially material ESG topics with other organizations, such as the Financial Accounting Standards Board, the International Accounting Standards Board, and the Global Reporting Initiative. The requirements for participation in these organizations and initiatives vary, and certain organizations, initiatives and efforts require a commitment from MFS to adopt a framework for achieving the aims of such organization or initiative. MFS' participation in any organization or initiative is subject to its fiduciary responsibilities to the Fund, and therefore MFS may fail to act or may take actions that are inconsistent with the purpose, goals or aspirations of these organizations or initiatives if, in MFS' judgment, it is in the best economic interests of the Fund to do so.

MFS votes proxies on behalf of the Fund pursuant to the proxy voting policies and procedures set forth in APPENDIX E. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available by August 31 of each year without charge by calling 1-800-225-2606, by visiting mfs.com/proxyvoting and selecting the Fund's name, or by visiting the SEC’s website at http://www.sec.gov.

In addition to the conflicts of interest discussed elsewhere in this SAI, MFS has other conflicts of interest related to its service as investment adviser to the Fund and other funds and accounts (collectively, accounts), its other business activities, and its employees. In order to minimize conflicts of interest, all employees of MFS are subject to policies and/or procedures regarding conflicts of interest, appropriate business conduct, confidential and proprietary information, information barriers, private investments, personal trading, insider trading, gifts and entertainment, political and charitable contributions, outside business activities, vendor management, and other topics. These policies and procedures are intended to identify and mitigate conflicts of interest with or among clients, MFS employees, and business partners, and to resolve appropriately any such conflicts of interest that may occur. There is no guarantee that MFS will be successful in identifying or mitigating conflicts of interest.

MFS advises multiple accounts (including accounts in which MFS, an affiliate, an employee, an officer, or a director has an interest). Investment and voting decisions made for one or more accounts may compete with, differ from, conflict with, or involve different timing from investment and voting decisions made for the Fund. MFS' acting as investment adviser to multiple accounts could have a detrimental effect on the price, terms, or availability of a security with respect to the Fund. In certain instances, there are securities that are suitable for the Fund as well as for one or more other accounts advised by MFS or any subsidiary of MFS (including accounts in which MFS, an affiliate, an employee, an officer, or a director has an interest) or that MFS believes should no longer be held by the Fund or by such other accounts. It is possible that a particular security is bought or sold for only one account even though it might be held by, or bought or sold for, other accounts. Some simultaneous transactions are inevitable when several accounts receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one account. The simultaneous management of multiple accounts creates conflicts of interest, including, but not limited to, circumstances where MFS, an affiliate, an employee, an officer, or a director has an interest in one or more accounts, where one or more accounts pays higher asset-based fees or performance-based fees, or where the availability or liquidity of investment opportunities is limited. MFS also has other incentives to favor different clients or accounts, including, but not limited to, a client with greater overall assets under management or the potential for greater assets under management, accounts invested in investment strategies that are of particular focus for MFS for distribution purposes, accounts believed to be at risk of termination, accounts associated with a particular consultant or financial intermediary whose business MFS wants to retain or from whom MFS wants to win additional business, or clients in a particular region or industry in which MFS would like to grow its business. This creates the potential for MFS to favor one account over another. MFS may favor an account by allocating to it greater time and attention, superior investment opportunities or access to limited availability investment opportunities. MFS has adopted policies and procedures reasonably designed to ensure that it does not favor one account over another; however, this does not mean all accounts will be treated identically.

MFS has adopted policies that it believes are reasonably designed to ensure that when two or more accounts (including accounts in which MFS, an affiliate, an employee, an officer, or a director has an interest) are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among accounts in a manner believed by MFS to be fair and equitable to each account over time. Allocations may be based on many factors and may not always be pro rata based on assets managed. The allocation methodology could have a detrimental effect on the price or availability of a security with respect to the Fund.

When executing orders, MFS may aggregate multiple orders for the same instrument into a single trade as long as aggregation is unlikely to work to the overall disadvantage of any participating account over time. MFS does not generally aggregate orders for related accounts (which include certain accounts that are managed by MFS for the sole benefit of itself or its subsidiaries as well as any trade error account) with orders for other client accounts, and will trade for such related accounts in a manner that it believes will not disadvantage other client accounts. Related accounts do not include accounts owned by employees or officers of MFS or its subsidiaries, accounts created by MFS or its subsidiaries to establish a track record for future distribution, accounts that are funded by MFS or a subsidiary and open for sale to third parties, and accounts managed by MFS or its subsidiaries for Sun Life Financial, Inc., and its subsidiaries. MFS seeks to ensure fairness among client accounts over time through application and monitoring of its allocation policies and procedures.

If MFS executes purchase and sale transactions between the Fund and other accounts managed by MFS or its affiliates (cross-trades), MFS may have an incentive to favor one account over another by exchanging securities at a price that is advantageous to the favored account, or selling less liquid securities from the favored account to another account. Cross-trade transactions entered into by the Fund are executed in accordance with applicable rules and regulations under the 1940 Act and related policies approved by the Board. To the extent permitted by applicable law, certain MFS Funds may invest their assets in other funds advised by MFS, including funds that are advised by one or more of the same portfolio manager(s), which could result in conflicts of interest relating to asset allocation, timing of fund purchases and redemptions, and increased profitability for MFS and/or its personnel, including portfolio managers.

Investment Advisory Agreement – MFS manages the Fund pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, MFS provides the Fund with investment advisory services. Subject to such policies as the Trustees may

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determine, MFS makes investment decisions for the Fund. For these services, MFS receives an investment advisory fee, computed and paid monthly, as follows:

For MFS Core Bond Fund, the management fee set forth in the Investment Advisory Agreement is 0.325% of the Fund's average daily net assets annually up to $1 billion; 0.31% of the Fund's average daily net assets annually in excess of $1 billion and up to $2.5 billion; and 0.30% of the Fund's average daily net assets annually in excess of $2.5 billion. MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the Fund's Board. MFS has agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the Fund's Board, but such agreement will continue until at least August 31, 2027. For the fiscal year ended April 30, 2026, this management fee reduction amounted to 0.01% of the Fund's average daily net assets. MFS has agreed in writing to bear the Fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the Fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.64% of the class' average daily net assets annually for each of Class A and Class R3 shares, 1.39% of the class' average daily net assets annually for each of Class C and Class R1 shares, 0.39% of the class' average daily net assets annually for each of Class I and Class R4 shares, 0.89% of the class' average daily net assets annually for Class R2 shares, and 0.33% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the Fund's Board, but such agreement will continue until at least August 31, 2027.

For MFS Corporate Bond Fund, the management fee set forth in the Investment Advisory Agreement is 0.39% of the Fund's average daily net assets annually of the first $1.1 billion; 0.38% of the Fund's average daily net assets annually in excess of $1.1 billion and up to $5 billion; 0.35% of the Fund's average daily net assets annually in excess of $5 billion and up to $10 billion; and 0.34% of the Fund's average daily net assets annually in excess of $10 billion. MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the Fund's Board. MFS has agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the Fund's Board, but such agreement will continue until at least August 31, 2027. For the fiscal year ended April 30, 2026, this management fee reduction amounted to 0.01% of the Fund's average daily net assets.

For MFS Lifetime Income Fund, the Fund pays no management fee to MFS; however, the underlying funds pay management fees to MFS which are reflected under “Summary of Key Information-Fees and Expenses” in the Prospectus. MFS has agreed in writing to bear the Fund's expenses, excluding management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, investment-related expenses, and fees and expenses associated with investments in investment companies and other similar investment vehicles, or make payment to the Fund, such that "Other Expenses" do not exceed 0.00% of the class' average daily net assets annually for each of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 shares, and (0.12)% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the Fund's Board, but such agreement will continue until at least August 31, 2027. During the term of this agreement, Class R6 shares will receive payments from MFS in excess of its "Other Expenses" in an amount equal to at least 0.12% of the class' average daily net assets.

For each of MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, and MFS Lifetime 2060 Fund, the Funds pay no management fee to MFS; however, the underlying funds pay management fees to MFS which are reflected under “Summary of Key Information-Fees and Expenses” in each Prospectus. For each of MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, and MFS Lifetime 2060 Fund, MFS has agreed in writing to bear the Fund's expenses, excluding management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, investment-related expenses, and fees and expenses associated with investments in investment companies and other similar investment vehicles, or make payment to the Fund, such that "Other Expenses" do not exceed 0.00% of the class' average daily net assets annually for each of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 shares, and (0.14)% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the Fund's Board, but such agreement will continue until at least August 31, 2027. During the term of this agreement, Class R6 shares will receive payments from MFS in excess of its "Other Expenses" in an amount equal to at least 0.14% of the class' average daily net assets.

For each of MFS Lifetime 2065 Fund and MFS Lifetime 2070 Fund, the Funds pay no management fee to MFS; however, the underlying funds pay management fees to MFS which are reflected under “Summary of Key Information-Fees and Expenses” in each Prospectus. For each of MFS Lifetime 2065 Fund and MFS Lifetime 2070 Fund, MFS has agreed in writing to bear the Fund's expenses, excluding management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, investment-related expenses, and fees and expenses associated with investments in investment companies and other similar investment vehicles, or make payment to the Fund, such that "Other Expenses" do not exceed 0.00% of the class' average daily net assets annually for each of Class A, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 shares, and (0.14)% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the Fund's Board, but such agreement will continue until at least August 31, 2027. During the term of this agreement, Class R6 shares will receive payments from MFS in excess of its "Other Expenses" in an amount equal to at least 0.14% of the class' average daily net assets.

For MFS Limited Maturity Fund, the management fee set forth in the Investment Advisory Agreement is 0.40% of the Fund's average daily net assets annually up to $1 billion; 0.35% of the Fund's average daily net assets annually in excess of $1 billion and up to $2.5 billion; 0.30% of the Fund's average daily net assets annually in excess of $2.5 billion and up to $5 billion; and 0.29% of the Fund's average daily net assets annually in excess of $5 billion. MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the Fund's

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Board. MFS has agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the Fund's Board, but such agreement will continue until at least August 31, 2027. For the fiscal year ended April 30, 2026, this management fee reduction amounted to 0.01% of the Fund's average daily net assets. MFS has agreed in writing to bear the Fund's expenses, excluding management fees, distribution and service fees, payments made to service providers (other than MFSC) that provide certain sub-accounting services, interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the Fund's investment activity), such that "Other Expenses" do not exceed 0.00% of the class' average daily net assets annually for each class of shares. This written agreement will continue until modified by the Fund's Board, but such agreement will continue until at least August 31, 2027.

For MFS Municipal Limited Maturity Fund, the management fee set forth in the Investment Advisory Agreement is 0.35% of the Fund's average daily net assets annually up to $2.5 billion; 0.30% of the Fund's average daily net assets annually in excess of $2.5 billion and up to $5 billion; and 0.28% of the Fund's average daily net assets annually in excess of $5 billion. MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the Fund's Board. MFS has agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the Fund's Board, but such agreement will continue until at least August 31, 2027. For the fiscal year ended April 30, 2026, this management fee reduction amounted to 0.01% of the Fund's average daily net assets. MFS has agreed in writing to bear the Fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the Fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.59% of the class' average daily net assets annually for Class A shares, 1.34% of the class' average daily net assets annually for Class B shares, 1.44% of the class' average daily net assets annually for Class C shares, 0.44% of the class' average daily net assets annually for Class I shares, and 0.36% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the Fund’s Board, but such agreement will continue until at least August 31, 2027.

For MFS Total Return Bond Fund, the management fee set forth in the Investment Advisory Agreement is 0.50% of the Fund's average daily net assets annually up to $2.5 billion; 0.35% of the Fund's average daily net assets annually in excess of $2.5 billion and up to $5 billion; 0.34% of the Fund's average daily net assets annually in excess of $5 billion and up to $10 billion; and 0.33% of the Fund's average daily net assets annually in excess of $10 billion. MFS has agreed in writing to reduce its management fee to 0.40% of the Fund’s average daily net assets annually up to $2.5 billion. This written agreement will remain in effect until modified by the Fund’s Board, but such agreement will continue until at least August 31, 2027. MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the Fund's Board. MFS has agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the Fund's Board, but such agreement will continue until at least August 31, 2027. For the fiscal year ended April 30, 2026, this management fee reduction amounted to 0.01% of the Fund's average daily net assets. MFS has agreed in writing to bear the Fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the Fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.60% of the class' average daily net assets annually for Class A shares, 1.35% of the class' average daily net assets annually for Class B shares, 1.45% of the class' average daily net assets annually for each of Class C and Class R1 shares, 0.45% of the class' average daily net assets annually for each of Class I and Class R4 shares, 0.95% of the class' average daily net assets annually for Class R2 shares, 0.70% of the class' average daily net assets annually for Class R3 shares, and 0.36% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the Fund's Board, but such agreement will continue until at least August 31, 2027.

MFS pays the compensation of the Trust’s officers and of any Trustee who is an employee of MFS. MFS also furnishes at its own expense investment advisory and administrative services, office space, equipment, clerical personnel, investment advisory facilities, and executive and supervisory personnel necessary for managing the Fund’s investments and effecting its portfolio transactions.

The Trust pays the compensation of the Independent Trustees and all expenses of the Fund incurred in its operation and offering of shares (other than those assumed by MFS in writing) including: management fees; Rule 12b-1 fees; administrative services fees; governmental fees; interest charges; taxes; membership dues in the Investment Company Institute allocable to the Fund; fees and expenses of independent auditors, of legal counsel, and of any transfer agent, registrar, or dividend disbursing agent of the Fund; expenses of repurchasing and redeeming shares and servicing shareholder accounts; expenses of preparing, printing and mailing stock certificates, shareholder reports, notices, proxy statements, confirmations, periodic investment statements and reports to governmental officers and commissions; brokerage and other expenses connected with the execution, recording, and settlement of portfolio security transactions; insurance premiums; fees and expenses of the Fund’s custodian, for all services to the Fund, including safekeeping of funds and securities and maintaining required books and accounts; expenses of calculating the net asset value of shares of the Fund; organizational and start-up costs; and such non-recurring or extraordinary expenses as may arise, including those relating to actions, suits, or proceedings to which the Fund is a party or otherwise may have an exposure, and the legal obligation which the Fund may have to indemnify the Trust’s Trustees and officers with respect thereto. Expenses relating to the issuance, registration and qualification of shares of the Fund and the preparation, printing and mailing of prospectuses for such purposes are borne by the Fund except to the extent that the Distribution Agreement with MFD, provides that MFD is to pay some or all of such expenses. Expenses of the Trust which are not attributable to a specific Fund are allocated among the MFS Funds in the Trust in a manner believed by management of the Trust to be fair and equitable.

The Advisory Agreement has an initial two-year term and continues in effect thereafter only if such continuance is specifically approved at least annually by the Board or by Majority Shareholder Vote and, in either case, by a majority of the Independent Trustees. The Advisory Agreement terminates automatically if it is assigned and may be terminated without penalty by a Majority Shareholder Vote, or by either

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party, on not more than 60 days’ nor less than 30 days’ written notice. The Advisory Agreement may be approved, renewed, amended, or terminated as to one MFS Fund in the Trust, even though the Agreement is not approved, renewed, amended, or terminated as to any other MFS Fund in the Trust.

The Advisory Agreement also provides that neither MFS nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution and management of the Fund, except for willful misfeasance, bad faith, gross negligence, or reckless disregard of its or their duties and obligations under the Advisory Agreement.

Administrator

MFS provides the Fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the Fund and MFS. Under the Agreement, the Fund pays an annual fee to MFS for providing these services based on the amount of assets in the Fund and/or the type of fund.

Shareholder Servicing Agent

MFSC, 111 Huntington Avenue, Boston, Massachusetts 02199, a wholly-owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the Fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee from the Fund based on the amount of assets in the Fund, the types of accounts through which shareholders invest in the Fund, the costs of servicing these types of accounts, and a target profit margin. MFSC also contracts with other entities to provide some or all of the services described above.

In addition, MFSC is reimbursed by the Fund for certain expenses incurred by MFSC on behalf of the Fund. These reimbursements include payments for certain out-of-pocket expenses, such as costs related to mailing shareholder statements and the use of third party recordkeeping systems, incurred by MFSC in performing the services described above. MFSC is also reimbursed for payments made under agreements with service providers that provide sub-accounting, transaction processing, and/or other shareholder services ("Shareholder Servicing Payments"), that may include receiving instructions for the purchase, exchange or redemption of shares; preparing and transmitting periodic statements; providing or causing to be provided prospectuses, annual reports, semiannual reports, shareholder notices, and other shareholder communications; providing required tax services and documents; calculating and assessing sales charges; and calculating and recording or distributing distributions to shareholders. Service providers receive an annualized fee based on the Fund’s average daily net assets serviced by the service provider and/or a fee for each year, or portion thereof, for the Fund account serviced by the service provider. Payments vary by service provider and may be significant to the service provider.

Proceeds from Fund purchases, redemptions, and distribution payments may be held in one or more demand deposit bank accounts registered to MFSC, who acts as agent for the Fund when opening, closing, and conducting business in the bank account(s). MFSC may invest overnight balances in money market instruments, including money market funds. Any balances not invested remain in the bank account(s) overnight. Pursuant to the Shareholder Servicing Agent Agreement, if MFSC has acted in good faith and with reasonable care, investment risks associated with such bank account(s) are risks of the Fund.

Distributor

MFD, a wholly-owned subsidiary of MFS, serves as distributor for the continuous offering of shares of the Fund pursuant to a Distribution Agreement. Under the Agreement, MFD agrees to use its best efforts to find purchasers for shares of the Fund.

Custodian

State Street Bank and Trust Company ("State Street”), with a place of business at One Congress Street, Boston, MA 02114, serves as the custodian of the assets of MFS Lifetime Income Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, MFS Lifetime 2060 Fund, MFS Lifetime 2065, and MFS Lifetime 2070 Fund. State Street is responsible for safekeeping cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on investments, serving as the foreign custody manager, providing reports on foreign securities depositaries, maintaining books of original entry and other required books and accounts, and calculating the daily net asset value of each class of shares.

JPMorgan Chase Bank ("JPMorgan”), with a place of business at 270 Park Avenue, New York, NY 10017, serves as the custodian of the assets of MFS Core Bond Fund, MFS Corporate Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, and MFS Total Return Bond Fund. JPMorgan is responsible for safekeeping cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on investments, serving as the foreign custody manager, and providing reports on foreign securities depositaries. JPMorgan Chase Bank, N.A., as successor in interest to an affiliate of JPMorgan, J.P. Morgan Investor Services Co., with a place of business at One Beacon Street, Boston, MA 02108, is responsible for maintaining books of original entry and other required books and accounts and calculating the daily net asset value of each class of shares.

There is an expense offset arrangement that reduces the Fund’s custodian fees based upon the amount of U.S. Dollars deposited by the Fund with JPMorgan.

Certain Service Provider Compensation

Compensation paid by the Fund to certain of its service providers for advisory services, administrative services, and transfer agency-related services, for certain specified periods, is set forth in APPENDIX F.

Code of Ethics

The Fund, MFS, its subadvisor (if applicable), and MFD have adopted separate codes of ethics ("Codes of Ethics") as required under the 1940 Act. The Codes of Ethics contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities of MFS employees and the interests of the Fund. Subject to certain conditions and restrictions, each code permits personnel subject to the code to invest in securities for their own accounts, including securities that may be purchased, held, or sold by the Fund.

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SALES CHARGES

Sales charges (as applicable) paid for certain specified periods in connection with the purchase and sale of the Fund’s shares are set forth in APPENDIX G.

DISTRIBUTION PLAN

The Trustees have approved a plan for the Fund in accordance with Rule 12b-1 under the 1940 Act as described in the Fund's Prospectus (the "Distribution Plan”). In approving the Distribution Plan, the Trustees, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or any agreements relating to the Distribution Plan (“Distribution Plan Qualified Trustees”), concluded that there is a reasonable likelihood that the Distribution Plan would benefit the Fund and each respective class of shareholders.

The Distribution Plan is designed to promote sales of shares and reduce the amount of redemptions that might otherwise occur if the Distribution Plan were not in effect, as well as to compensate intermediaries for their servicing and maintenance of shareholder accounts. Increasing the Fund’s net assets through sales of shares, or reducing reductions in net assets by reducing redemptions, may help reduce the Fund’s expense ratio by spreading the Fund’s fixed costs over a larger base and may reduce the potential adverse effect of selling the Fund’s portfolio securities to meet redemptions. There is, however, no assurance that the net assets of the Fund will increase or not be reduced, or that other benefits will be realized as a result of the Distribution Plan.

The Distribution Plan remains in effect from year to year only if its continuance is specifically approved at least annually by vote of both the Trustees and a majority of the Distribution Plan Qualified Trustees. The Distribution Plan also requires that the Fund and MFD each provide the Trustees, and that the Trustees review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Distribution Plan. The Distribution Plan may be terminated at any time by vote of a majority of the Distribution Plan Qualified Trustees or by a Majority Shareholder Vote of the shares of the class to which the Distribution Plan relates (“Designated Class”). The Distribution Plan may not be amended to increase materially the amount of permitted distribution expenses without the approval of a majority of the shares of the Designated Class of the Fund, or may not be materially amended in any case without a vote of the Trustees and a majority of the Distribution Plan Qualified Trustees.

The Distribution Plan is a compensation plan, meaning that MFD will receive payment without regard to the actual expenses it incurs under the Distribution Plan for distribution and shareholder services. The distribution and service fees paid to MFD equal on an annual basis up to the following maximum percentages of average daily net assets of the class of the Fund (as applicable):

Class	Maximum Distribution Fee	Maximum Service Fee	Maximum Total Distribution and Service Fee
Class A	0.00%	0.25%	0.25%
Class B	0.75%	0.25%	1.00%
Class B1	0.75%	0.25%	1.00%
Class C	0.75%	0.25%	1.00%
Class R1	0.75%	0.25%	1.00%
Class R2	0.25%	0.25%	0.50%
Class R3	0.00%	0.25%	0.25%

In certain circumstances, the fees described above may be wholly or partially waived, or do not apply to certain MFS Funds. The distribution fee may be waived from time to time pursuant to Rule 2341 of the Financial Industry Regulatory Authority ("FINRA").

MFD has voluntarily agreed to rebate to the class a portion of each class' 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to seed money of MFS or an affiliate. Current distribution and service fees for the Fund are reflected under the caption "Description of Share Classes -- Distribution and Service Fees" in the Prospectus.

Service Fees

The Distribution Plan provides that the Fund pays MFD a service fee as described above based on the average daily net assets attributable to the Designated Class (i.e., Class A, Class B, Class B1, Class C, Class R1, Class R2, or Class R3 shares), as applicable, annually. MFD may, at its discretion, retain all or a portion of such payments or pay all or a portion of such payments to financial intermediaries. Service fees compensate MFD and/or financial intermediaries for shareholder servicing and account maintenance activities, including shareholder recordkeeping (including assisting in establishing and maintaining customer accounts and records), transaction processing (including assisting with purchase, redemption and exchange requests), shareholder reporting, arranging for bank wires, monitoring dividend payments from the Fund on behalf of customers, forwarding certain shareholder communications from the Fund to customers, corresponding with shareholders and customers regarding the Fund (including receiving and responding to inquiries and answering questions regarding the Fund), and aiding in maintaining the investment of their respective customers in the Fund. Financial intermediaries may from time to time be required to meet certain criteria established by MFD in order to receive service fees.

Distribution Fees

The Distribution Plan provides that the Fund pays MFD a distribution fee as described above based on the average daily net assets attributable to the Designated Class as partial consideration for distribution services performed and expenses incurred in the performance of

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MFD's obligations under its distribution agreement with the Fund. Distribution fees compensate MFD and/or financial intermediaries for their expenses in connection with the distribution of Fund shares, including commissions to financial intermediaries, printing prospectuses and reports used for sales purposes, the preparation and printing of sales literature, personnel, travel, office expense and equipment, payments made to wholesalers employed by MFD (employees may receive additional compensation if they meet certain targets for sales of the Fund), and other distribution-related expenses. The amount of the distribution fee paid by the Fund with respect to each class differs under the Distribution Plan, as does the use by MFD of such distribution fees. While the amount of compensation received by MFD in the form of distribution fees during any year may be more or less than the expenses incurred by MFD under its distribution agreement with the Fund, the Fund is not liable to MFD for any losses MFD may incur in performing services under its Distribution Agreement with the Fund.

Distribution and Service Fees Paid to MFD

Payments made by the Fund under the Fund's Distribution Plan for the Fund's most recent fiscal year are set forth in APPENDIX H.

FINANCIAL INTERMEDIARY COMPENSATION

MFD and/or its affiliates may pay commissions, Rule 12b-1 distribution and service fees, shareholder servicing fees, and other payments to financial intermediaries that sell Fund shares as described in APPENDIX I.

INVESTMENT STRATEGIES, RISKS AND RESTRICTIONS

Set forth in APPENDIX J is a description of investment strategies which the Fund may generally use in pursuing its investment objective(s) and investment policies to the extent such strategies are consistent with its investment objective and investment policies, and a description of the risks associated with these investment strategies. Set forth in APPENDIX K is a description of investment restrictions to which the Fund is subject.

NET INCOME AND DISTRIBUTIONS

The Fund intends to distribute to its shareholders all or substantially all of its net investment income. The net investment income of the Fund consists of non-capital gain income less expenses. In addition, the Fund intends to distribute net realized short- and long-term capital gains, if any, at least annually. Shareholders will be informed of the tax consequences of such distributions, including whether any portion represents a return of capital, after the end of each calendar year.

TAX CONSIDERATIONS

The following discussion is a brief summary of some of the important U.S. federal (and, where noted, state) income tax consequences affecting the Fund and its shareholders. The discussion is very general, and therefore prospective investors are urged to consult their tax advisers about the impact an investment in the Fund may have on their own tax situations.

Tax Treatment of the Fund

U.S. Federal Taxes — The Fund (even if it is a Fund in a Trust with multiple series) is treated as a separate entity for U.S. federal income tax purposes under the Internal Revenue Code of 1986, as amended (the "Code"). The Fund has elected (or in the case of a new Fund, intends to elect) to be, and intends to qualify to be treated each year as, a "regulated investment company" under Subchapter M of the Code.

In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things:

(a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in "qualified publicly traded partnerships" (as defined below);

(b) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, (x) in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below); and

(c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid; generally, taxable ordinary income and the excess, if any, of the net short-term capital gains over net long-term capital losses) and net tax-exempt income, for such year.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the regulated investment company. However, 100% of the net income derived from an interest in a ‘‘qualified publicly traded partnership’’ (a partnership (i) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (ii) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above) will be treated as qualifying income. In general, qualified publicly traded partnerships will be treated as partnerships for U.S. federal income tax purposes because they meet the passive income requirement under Section 7704(c)(2) of the Code.

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In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

For purposes of the diversification test in (b) above, identification of the issuer (or issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In some cases, such identification may be uncertain under current law, and future Internal Revenue Service ("IRS") guidance or an adverse determination by the IRS regarding issuer identification for a particular type of investment may adversely affect the Fund’s ability to meet the diversification test. In the case of the Fund’s investment in loan participations, the Fund will treat both the entity from whom the loan participation is acquired and the borrower as an issuer for the purposes of meeting the diversification requirement described in paragraph (b) above. Finally, for purposes of this diversification requirement, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership.

As a regulated investment company, the Fund will not be subject to U.S. federal income or excise taxes on its net investment income and net realized capital gains that it distributes to shareholders in accordance with the timing requirements imposed by the Code. The Fund’s foreign-source income, gains, or proceeds, if any, may be subject to foreign withholding or other taxes, which could decrease the Fund’s return on the underlying investments. Shareholders of the Fund should review "Taxation of Shareholders" below for further information regarding the tax implications of their investment in the Fund.

If the Fund were to fail to meet the income, diversification or distribution test described above, the Fund could in some cases cure such failure, including by paying a fund-level tax, paying interest, making additional distributions or disposing of certain assets. If the Fund were ineligible to or otherwise did not cure such failure for any year, or were otherwise to fail to qualify as a "regulated investment company" accorded special tax treatment for such year, the Fund would be subject to U.S. federal income tax on all of its taxable income at corporate rates, and Fund distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would generally be taxable as ordinary income to the shareholders. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders and may be eligible to be treated as "qualified dividend income" in the case of shareholders taxed as individuals, provided, in both cases, the shareholder meets certain holding period and other requirements in respect of the Fund’s shares (as described below). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying as a regulated investment company that is accorded special tax treatment.

The Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction), its net tax-exempt income (if any) and its net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss, in each case determined with reference to any loss carryforwards) (if any). Any taxable income, including any net capital gain, retained by the Fund will generally be subject to tax at the Fund level at regular corporate rates.

If the Fund fails to distribute in a calendar year substantially all (at least 98%) of its ordinary income for such year and substantially all (at least 98.2%) of its capital gain net income for the one-year period ending October 31 (or November 30 or December 31 if the Fund is permitted to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a non-deductible 4% excise tax on the undistributed amounts. For purposes of the required excise tax distribution, ordinary gains and losses from the sale, exchange or other taxable disposition of property that would be taken into account after October 31 (or November 30 or December 31 if the Fund is permitted to elect and so elects) are treated as arising on January 1 of the following calendar year; in the case of a Fund that is permitted to make and makes the election to use December 31 as described above, there will be no gains or losses eligible to be so treated. Also, for purposes of the excise tax, the Fund will be treated as having distributed any amount on which it is subject to corporate income tax for the taxable year ending within the calendar year. A dividend paid to shareholders by the Fund in January generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November, or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.

Capital losses in excess of capital gains ("net capital losses") are not permitted to be deducted against the Fund’s net investment income. Instead, subject to certain limitations, the Fund may carry forward a net capital loss from any taxable year to offset capital gains, if any, realized during a subsequent taxable year without expiration; any such carryforward losses will retain their character as short-term or long-term. The Fund must apply such carryforwards first against gains of the same character. Capital loss carryforwards are reduced to the extent they offset current year net realized capital gains, whether the Fund retains or distributes such gains. See the Fund’s most recent annual shareholder report for the Fund’s available capital loss carryforwards as of the end of its most recently ended fiscal year.

In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend (defined below), its taxable income and its earnings and profits, a regulated investment company may elect to treat any post-October capital loss (defined as any net capital loss, attributable to the portion, if any, of the taxable year after October 31 or, if there is no such loss, the net long-term capital loss or net short-term capital loss attributable to such portion of the taxable year) or late-year ordinary loss (generally, the sum of its (i) net ordinary losses, if any, from the sale, exchange or other taxable disposition of property attributable to the portion, if any, of the taxable year after October 31, and its (ii) other net ordinary losses, if any, attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

Massachusetts Taxes — As long as it qualifies as a regulated investment company under the Code, the Fund will not be required to pay Massachusetts income or excise taxes.

Taxation of Shareholders

Tax Treatment of Distributions — Subject to the special rules discussed below for Municipal Funds (as defined below), shareholders of the Fund generally will have to pay U.S. federal income tax and any applicable non-U.S., state or local income taxes on the dividends and "Capital Gain Dividends" (as defined below) they receive from the Fund. Except as described below, any distributions from ordinary income or from net short-term capital gains are taxable to shareholders as ordinary income for U.S. federal income tax purposes whether paid in cash or reinvested in additional shares of the Fund.

Qualified dividend income received by an individual will be taxed at the reduced rates applicable to net capital gains, provided holding period and other requirements are met. For some portion of the Fund’s dividends to be qualified dividend income, the Fund must meet holding

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period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the Fund's shareholder must meet holding period and other requirements with respect to the Fund’s shares. In general, a dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (i) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (ii) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (iii) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (iv) if the dividend is received from a non-U.S. corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a non-U.S. corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. Payments in lieu of dividends, such as payments pursuant to securities lending arrangements, also do not qualify to be treated as qualified dividend income.

In general, a distribution of investment income reported by the Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. If the qualified dividend income received by the Fund during any taxable year is 95% or more of its gross income for that taxable year, then 100% of the Fund’s dividends (other than Capital Gain Dividends), will be eligible to be treated as qualified dividend income. For this purpose, in the case of a sale or other disposition by the Fund of stock or securities, the only gain included in the term "gross income" is the excess of net short-term capital gain from such sales or dispositions over the net long-term capital loss from such sales or dispositions.

Distributions of net capital gain properly reported by the Fund as capital gain dividends ("Capital Gain Dividends"), whether paid in cash or reinvested in additional shares of the Fund, are taxable to shareholders for U.S. federal income tax purposes as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates, without regard to the length of time the shareholders have held their shares of the Fund.

The IRS and the U.S. Treasury Department have issued regulations that impose special rules in respect of Capital Gain Dividends received through partnership interests constituting "applicable partnership interests" under Section 1061 of the Code.

Under U.S. Treasury Department regulations, distributions by the Fund to its shareholders that the Fund properly reports as “Section 199A dividends,” as defined and subject to certain conditions described below, are treated as qualified real estate investment trust (REIT) dividends in the hands of non-corporate shareholders. Non-corporate shareholders are permitted a U.S. federal income tax deduction equal to 20% of qualified REIT dividends received by them, subject to certain limitations. Very generally, a “Section 199A dividend” is any dividend or portion thereof that is attributable to certain dividends received by the regulated investment company from REITs, to the extent such dividends are properly reported as such by the regulated investment company in a written notice to its shareholders. A Section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying regulated investment company shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. The Fund is permitted to report such part of its dividends as Section 199A dividends as are eligible, but is not required to do so.

Subject to any future regulatory guidance to the contrary, distributions attributable to qualified publicly traded partnership income from the Fund's investments in master limited partnerships ("MLPs") will ostensibly not qualify for the deduction available to non-corporate taxpayers in respect of such amounts received directly from an MLP.

The Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals, estates and trusts to the extent their income exceeds certain threshold amounts. For these purposes, "net investment income" generally includes, among other things, (i) distributions paid by the Fund of net investment income and capital gains (other than exempt-interest dividends, defined below) as described above, and (ii) any net gain from the sale, redemption, exchange, or other taxable disposition of Fund shares. Shareholders are advised to consult their tax advisers regarding the possible implications of this additional tax on their investment in the Fund.

Any Fund dividend that is declared in October, November, or December of any calendar year, payable to shareholders of record in such a month and paid during the following January, will be treated as if received by the shareholders on December 31 of the year in which the dividend is declared. The Fund will notify shareholders regarding the U.S. federal tax status of its distributions after the end of each calendar year.

If the Fund makes a distribution to a shareholder in excess of the Fund’s current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of such shareholder’s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

Any Fund distribution, other than dividends that are declared by the Fund on a daily basis, will have the effect of reducing the per share net asset value of Fund shares by the amount of the distribution. If you buy shares when a Fund has unrealized or realized but not yet distributed ordinary income or capital gains, such income or gain will be included in the price you pay for the shares, and you may receive a portion back as a taxable distribution even though such distribution may economically represent a return of your investment.

If the Fund holds, directly or indirectly, one or more "tax credit bonds" issued on or prior to December 31, 2017 (including build America bonds issued on or before December 31, 2010, clean renewable energy bonds and qualified tax credit bonds) on one or more applicable dates during a taxable year, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder’s proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund. In such a case, shareholders must include in gross income (as interest) their proportionate share of the amount of those offsetting tax credits. A shareholder’s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Code. Even if the Fund is eligible to pass through tax credits to shareholders, the Fund may choose not to do so.

Capital Loss Carryforwards — Distributions from capital gains are generally made after applying any available capital loss carryforwards. For details regarding capital loss carryforwards, please see "Tax Treatment of the Fund" above. Additionally, the amounts and expiration dates, if any, of any capital loss carryforwards available to the Fund are shown in the notes to the financial statements for the Fund.

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Dividends-Received Deduction — In general, dividends of net investment income received by corporate shareholders of the Fund qualify for the dividends-received deduction generally available to corporations to the extent of the amount of eligible dividends received by the Fund from domestic corporations, provided the shareholder otherwise qualifies for the deduction with respect to its holding of Fund shares. Availability of the deduction for particular corporate shareholders is subject to certain limitations, and deducted amounts may result in certain basis adjustments. Payments in lieu of dividends, such as payments pursuant to securities lending arrangements, generally will not qualify for the dividends received deduction.

Disposition of Shares — In general, any gain or loss realized upon a disposition of Fund shares by a shareholder that holds such shares as a capital asset will be treated as a long-term capital gain or loss if the shares have been held for more than 12 months, and otherwise as a short-term capital gain or loss. However, any loss realized upon a disposition of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any Capital Gain Dividends received (or deemed received) by the shareholder with respect to those shares. Further, all or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed under the wash-sale rules as described in the Code if other substantially identical shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss. The wash-sale rules do not apply to taxable dispositions of shares in a money market fund.

Shares Purchased Through Tax-Qualified Plans — Distributions by the Fund to retirement plans that qualify for tax-advantaged treatment under U.S. federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax adviser to determine the suitability of the Fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in the Fund) from such a plan.

U.S. Taxation of Non-U.S. Persons — Distributions by the Fund to shareholders that are not "United States persons" within the meaning of the Code ("Non-U.S. Shareholders") properly reported by the Fund as (i) Capital Gain Dividends, (ii) short-term capital gain dividends, and (iii) interest-related dividends, each as defined and subject to certain conditions described below, generally will not be subject to withholding of U.S. federal income tax. However, such dividends may be subject to backup withholding, as discussed below.

In general, the Code defines (i) “short-term capital gain dividends” as distributions of net short-term capital gains in excess of net long-term capital losses and (ii) “interest-related dividends” as distributions from U.S. source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual Non-U.S. Shareholder, in each case to the extent such distributions are properly reported as such by the Fund in a written notice to shareholders.

The exceptions to withholding for short-term capital gain dividends and Capital Gain Dividends do not apply to (A) distributions to an individual Non-U.S. Shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (B) distributions attributable to gain that is treated as effectively connected with the conduct by the Non-U.S. Shareholder of a trade or business within the United States, under special rules regarding the disposition of U.S. real property interests as described below. The exception to withholding for interest-related dividends does not apply to distributions to a Non-U.S. Shareholder (A) that has not provided a satisfactory statement that the beneficial owner is not a United States person, (B) to the extent that the dividend is attributable to certain interest on an obligation if the Non-U.S. Shareholder is the issuer or is a 10% shareholder of the issuer, (C) that is within certain foreign countries that have inadequate information exchange with the United States, or (D) to the extent the dividend is attributable to interest paid by a person that is a related person of the Non-U.S. Shareholder and the Non-U.S. Shareholder is a controlled foreign corporation. The Fund is permitted to report such part of its dividends as short-term capital gain and/or interest-related dividends as are eligible, but is not required to do so. In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports all or a portion of a payment as a short-term capital gain or interest-related dividend. Non-U.S. Shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

Distributions by the Fund to Non-U.S. Shareholders other than Capital Gain Dividends, short-term capital gain dividends, interest-related dividends and exempt-interest dividends (e.g., dividends attributable to dividend and foreign-source interest income or to short-term capital gains or U.S. source interest income to which the exception from withholding described above does not apply) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate).

If a beneficial holder who is a Non-U.S. Shareholder has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

Special rules apply to distributions to Non-U.S. Shareholders from a Fund that is a qualified investment entity ("QIE") because it is either a "U.S. real property holding corporation" ("USRPHC") or would be a USRPHC but for the operation of the exceptions to the definition described below. Additionally, special rules apply to the sale of shares in a Fund that is a USRPHC or former USRPHC. Very generally, a USRPHC is a domestic corporation that holds U.S. real property interests (“USRPIs”) – USRPIs are defined as any interest in U.S. real property or any equity interest in a USRPHC or former USRPHC – the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States and other assets. A Fund that holds (directly or indirectly) significant interests in REITs may be a USRPHC. Interests in domestically controlled QIEs, including regulated investment companies and REITs that are QIEs, not-greater-than-10% interests in publicly traded classes of stock in REITs and not-greater-than-5% interests in publicly traded classes of stock in regulated investment companies generally are not USRPIs, but these exclusions do not apply for purposes of determining whether the Fund is a QIE.

If the Fund were a QIE, any distributions by the Fund (including, in certain cases, distributions made by the Fund in redemption of its shares) that are attributable directly or indirectly to (i) distributions received by the Fund from a lower-tier regulated investment company or REIT that the Fund is required to treat as USRPIs gain in its hands, and (ii) gains realized on the disposition of USRPIs by the Fund would retain their character as gains realized from USRPIs in the hands of the Fund's Non-U.S. Shareholders and would be subject to U.S. tax withholding.

In addition, such distributions could result in the Non-U.S. Shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a Non-U.S. Shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the

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Non-U.S. Shareholder's current and past ownership of the Fund. Non-U.S. Shareholders of the Fund are also subject to wash-sale rules to prevent the avoidance of the tax-filing and tax-payment obligations discussed above through the sale and repurchase of Fund shares.

In addition, if an interest in the Fund were a USRPI, the Fund typically would be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% Non-U.S. Shareholder, and that shareholder typically would be required to file a U.S. income tax return for the year of the disposition of any of its Fund shares and pay any additional tax due on the gain.

Under U.S. federal tax law, a beneficial holder of shares who is a Non-U.S. Shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund unless (i) such gain is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met, or (iii) the shares are USRPIs.

To qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a Non-U.S. Shareholder must comply with special certification and filing requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN, W-8BEN-E or substitute form). Non-U.S. Shareholders should consult their tax advisers in this regard.

Special rules (including withholding and reporting requirements) apply to non-U.S. entities treated as partnerships for U.S. federal income tax purposes and those holding Fund shares through non-U.S. partnerships. Additional considerations may apply to non-U.S. trusts and estates. Investors holding Fund shares through non-U.S. entities should consult their tax advisers about their particular situation.

A Non-U.S. Shareholder may be subject to state and local tax and to the U.S. federal estate tax in addition to the U.S. federal income tax referred to above. Non-U.S. investors in the Fund should consult their tax advisers with respect to the potential application of these rules.

Shareholder Reporting Obligations with Respect to Foreign Bank and Financial Accounts – Shareholders that are “United States persons” within the meaning of the Code and own, directly or indirectly, more than 50% of the Fund by vote or value could be required to report annually their "financial interest" in the Fund's "foreign financial accounts," if any, on FinCEN Form 114, Report of Foreign Bank and Financial Accounts (FBAR). Shareholders should consult a tax adviser regarding the applicability to them of this reporting requirement.

Other Reporting and Withholding Requirements — Sections 1471-1474 of the Code and the U.S. Treasury Department and IRS guidance issued thereunder (collectively, "FATCA") generally require the Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an “IGA”) between the United States and a foreign government. If a shareholder fails to provide the requested information or otherwise fails to comply with FATCA or an IGA, the Fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on ordinary dividends it pays. The IRS and the U.S. Treasury Department have issued proposed regulations providing that these withholding rules will not apply to the gross proceeds of share redemptions or Capital Gain Dividends the Fund pays. If a payment by the Fund is subject to FATCA withholding, the Fund is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to Non-U.S. Shareholders described above (e.g., short-term capital gain dividends and interest-related dividends).

Each prospective investor is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor's own situation, including investments through an intermediary.

Backup Withholding — The Fund is also required in certain circumstances to apply backup withholding on taxable dividends, including Capital Gain Dividends, redemption proceeds and certain other payments that are paid to any non-corporate shareholder (including a Non-U.S. Shareholder) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Shareholders who are neither citizens nor residents of the United States may qualify for exemption from backup withholding and should consult their tax advisers in this regard. The backup withholding rules may also apply to distributions that are properly reported as exempt-interest dividends.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is timely furnished to the IRS.

Foreign Income Taxation of a Non-U.S. Shareholder — Distributions received from the Fund by a Non-U.S. Shareholder may also be subject to tax under the laws of the Non-U.S. Shareholder's own jurisdiction.

State and Local Income Taxes: U.S. Government Securities — Dividends paid by the Fund that are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities (but generally not distributions of capital gains realized upon the disposition of such obligations) may be exempt from state and local income taxes. The Fund generally intends to advise shareholders of the extent, if any, to which its dividends consist of such interest. Shareholders are urged to consult their tax advisers regarding the possible exclusion of such portion of their dividends for state and local income tax purposes.

Tax Shelter Reporting — Under U.S. Treasury Department regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of at least $2 million in any single taxable year or $4 million in any combination of taxable years for an individual shareholder or at least $10 million in any single taxable year or $20 million in any combination of taxable years for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Certain Investments — Any investment in zero coupon bonds, deferred interest bonds, payment-in-kind bonds, certain inflation-adjusted debt instruments, certain stripped securities, and certain obligations purchased at a market discount (including certain high yield debt obligations) will cause a Fund to recognize income prior to the receipt of cash payments with respect to those investments. To distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions. Such investments may also affect the character of income recognized by the Fund.

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Investments in debt obligations that are at risk of, or in, default, present special tax issues for a Fund. Tax rules are not entirely clear about issues such as whether and, if so, to what extent the Fund should recognize market discount on a debt obligation, when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent the Fund may take deductions for bad debts or worthless securities and how the Fund should allocate payments received on obligations between principal and income. These and other related issues will be addressed by the Fund when, as, and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Very generally, where the Fund purchases a bond at a price that exceeds the redemption price at maturity – that is, at a premium – the premium is amortizable over the remaining term of the bond. In the case of a taxable bond, if the Fund makes an election applicable to all such bonds it purchases, which election is irrevocable without consent of the IRS, the Fund reduces the current taxable income from the bond by the amortized premium and reduces its tax basis in the bond by the amount of such offset; upon the disposition or maturity of such bonds acquired on or after January 4, 2013, the Fund is permitted to deduct any remaining premium allocable to a prior period. In the case of a tax-exempt bond, tax rules require the Fund to reduce its tax basis by the amount of amortized premium.

Any investment by the Fund in equity securities of REITs qualifying as such under Subchapter M of the Code may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Dividends received by a Fund from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income.

Under a notice issued by the IRS in October 2006 and U.S. Treasury Department regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from a REIT or other pass-through entity) that is attributable to a residual interest in a real estate mortgage investment conduit ("REMIC") or an equity interest in a taxable mortgage pool ("TMP") (referred to in the Code as an "excess inclusion") will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related residual interest directly. As a result, a Fund investing in such interests may not be a suitable investment for charitable remainder trusts ("CRTs") (see below).

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account (IRA), a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a Non-U.S. Shareholder, will not qualify for any reduction in U.S. federal withholding tax. A shareholder will be subject to income tax on such inclusions notwithstanding any exemption therefrom otherwise available under the Code.

Income of a regulated investment company that would be UBTI if earned directly by a tax-exempt entity generally will not constitute UBTI when distributed to a tax-exempt shareholder of the regulated investment company. Notwithstanding this "blocking" effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Section 514(b) of the Code.

A tax-exempt shareholder may also recognize UBTI if the Fund recognizes "excess inclusion income" derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs as described above, if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to CRTs that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT, as defined in Section 664 of the Code, that realizes UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in a fund that recognizes "excess inclusion income." Rather, as described above, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a fund that recognizes “excess inclusion income,” then the fund will be subject to a tax on that portion of its "excess inclusion income" for the taxable year that is allocable to such shareholders at the highest U.S. federal corporate income tax rate. The extent to which the IRS guidance in respect of CRTs remains applicable in light of the December 2006 CRT legislation is unclear. To the extent permitted under the 1940 Act, the Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Fund has not yet determined whether such an election will be made. CRTs are urged to consult their tax advisers concerning the consequences of investing in the Fund.

The Fund’s transactions in options, futures contracts, hedging transactions, forward contracts, short sales, swaps, straddles, foreign currencies, and related transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules) that may affect the amount, timing, and character of Fund income and distributions to shareholders. For example, certain positions held by the Fund may be “Section 1256 contracts.” On the last business day of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code), these positions will be marked to market (i.e., treated as if closed out on that day), and any gain or loss associated with such positions will be treated as 60% long-term and 40% short-term capital gain or loss (except that foreign currency gain or loss arising from Section 1256 contracts may be ordinary in character). Certain positions held by the Fund that substantially diminish its risk of loss with respect to other positions in its portfolio may constitute "straddles" for U.S. federal income tax purposes. The straddle rules may cause deferral of Fund losses, adjustments in the holding periods of Fund securities, and conversion of short-term capital losses into long-term capital losses and long-term capital gains into short-term capital gains. Certain tax elections exist for straddles that may alter the effect with respect to these investments. These rules can cause the Fund to recognize income for tax purposes prior to the receipt of cash payments with respect to the underlying investments; in order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund and additional taxable distributions to shareholders. In addition, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions,

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and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax. The Fund intends to limit its activities in options, futures contracts, forward contracts, short sales, and swaps and related transactions, as well as any commodity-related investments, to the extent necessary to meet the requirements for qualification and treatment as a regulated investment company under Subchapter M of the Code.

Certain of the Fund’s hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the Fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from any tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If the Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Special tax considerations apply with respect to any foreign investments by the Fund. Foreign exchange gains and losses realized by the Fund may be treated as ordinary income and loss. The Code grants the Secretary of the Treasury the right to issue tax regulations that would exclude income and gains from direct investments in foreign currencies from treatment as qualifying income for purposes of the qualifying income test for regulated investment companies described earlier, in cases where the foreign currency gains are not directly related to the company’s principal business of investing in stocks or securities (or options or futures with respect to stocks or securities). If the Secretary of the Treasury were to issue such regulations, a Fund may need to change its investment practices in order to qualify as a regulated investment company. In addition, there is a remote possibility that such regulations may be applied retroactively.

Equity investments by the Fund in certain “passive foreign investment companies” (“PFICs”) could potentially subject the Fund to U.S. federal income tax (including interest charges) on distributions received from such PFIC or on proceeds received from the disposition of shares in such PFIC. This tax cannot be eliminated by making distributions to Fund shareholders. However, a Fund may elect to avoid the imposition of that tax. For example, the Fund may elect to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), in which case the Fund will be required to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. A Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold (and, solely for purposes of this mark-to-market election, repurchased) its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by a Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.” Because it is not always possible to identify a foreign corporation as a PFIC, the Fund may incur the tax and interest charges described above in some instances.
Investment income received by the Fund and gains and proceeds with respect to foreign securities may be subject to foreign withholding or other taxes. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of tax or an exemption from tax on such income or gains; the Fund intends to qualify for treaty-reduced rates where available. It is not possible, however, to determine the Fund’s effective rate of foreign tax in advance, since the amount of the Fund’s assets to be invested within various countries is not known.

If more than 50% of the total assets of a Fund consists of direct investments in foreign securities at the close of its taxable year, the Fund may elect to "pass through" to its shareholders foreign income taxes paid by it. In addition, a "qualified fund of funds" (a regulated investment company at least 50% of the total assets of which are represented by interests in other regulated investment companies (for purposes of this section, "Underlying Funds") at the close of each quarter of its taxable year) will be permitted to make the same election in respect of foreign taxes paid by such Fund and by Underlying Funds that themselves make such an election. If the Fund so elects, shareholders will be required to treat their pro rata portions of qualified taxes paid by the Fund, and, in the case of a qualified fund of funds, paid by the Underlying Funds, to foreign countries in respect of foreign securities that the Fund has held for at least the minimum period specified in the Code, as part of the amounts distributed to them by the Fund, and thus to include those portions in their gross income for U.S. federal income tax purposes in the year the foreign income tax was paid. Provided certain conditions are met and subject to limitation, a shareholder who includes such foreign income taxes paid by the Fund in its gross income may be able to claim a credit or deduction. No deduction will be permitted for individuals in computing their U.S. federal alternative minimum tax liability. Shareholders that are not subject to U.S. federal income tax, and those who invest in the Fund through tax-advantaged accounts (including those who invest through individual retirement accounts (IRAs) or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund. If the Fund is not eligible, or does not elect, to “pass through” to its shareholders foreign income taxes it has paid, shareholders will not be able to claim any deduction or credit for any part of the foreign taxes paid by the Fund. In addition, investments in certain foreign securities (including fixed income securities and derivatives) denominated in foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing, amount, or character of the Fund’s distributions.

If the Fund qualifies as a “qualified fund of funds” (defined above), it will be permitted to distribute “exempt-interest dividends” under the Code and thereby pass through to its shareholders the tax-exempt character of any exempt-interest dividends it receives from Underlying Funds in which it invests, or interest on any tax-exempt obligations in which it directly invests, if any. Such distributions may be treated as an item of tax preference for individual shareholders under the U.S. federal alternative minimum tax and may be subject to state and local taxes. Shareholders are required to report exempt-interest dividends received from the Fund on their U.S. federal income tax returns.

Investments in Underlying Funds — If the Fund invests all of its assets in shares of Underlying Funds, its distributable income and gains will normally consist entirely of distributions from the Underlying Funds’ income and gains and gains and losses on the dispositions of shares of Underlying Funds. To the extent that an Underlying Fund realizes net losses on its investments for a given taxable year, the Fund will not be able to benefit from those losses until and only to the extent that (i) the Underlying Fund realizes capital gains that can be reduced by those losses, or (ii) the Fund recognizes its share of those losses (so as to offset distributions or capital gains from other Underlying Funds) when it disposes of shares of the Underlying Fund in a transaction qualifying for sale or exchange treatment. Moreover, even when the Fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for U.S. federal income tax purposes as a short-term capital loss or an ordinary deduction. In particular, the Fund will not be able to offset any capital

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losses from its dispositions of Underlying Fund shares against its ordinary income, which includes distributions of any net short-term capital gains realized by an Underlying Fund.

In addition, in certain circumstances, the wash-sale rules under Section 1091 of the Code may apply to the Fund’s sales of Underlying Fund shares that have generated losses. A wash sale occurs if shares of an Underlying Fund are sold by the Fund at a loss and the Fund acquires additional shares of that same Underlying Fund 30 days before or after the date of the sale. The wash-sale rules could defer losses of the Fund on sales of Underlying Fund shares (to the extent such sales are wash sales) for extended (and, in certain cases, potentially indefinite) periods of time.

If the Fund were to own 20% or more of the voting interests of an Underlying Fund, subject to a safe harbor in respect of certain fund of funds arrangements, the Fund would be required to “look through” the Underlying Fund to its holdings and combine the appropriate percentage (as determined pursuant to the applicable U.S. Treasury Department regulations) of the Underlying Fund’s assets with the Fund’s assets for purposes of satisfying the 25% diversification test described above.

As a result of the foregoing rules, and certain other special rules, it is possible that the amounts of net investment income and net capital gains that the Fund will be required to distribute to shareholders will be greater than such amounts would have been had the Fund invested directly in the securities held by the Underlying Funds, rather than investing in shares of the Underlying Funds. For similar reasons, the amount or timing of distributions from the Fund qualifying for treatment as a particular character (e.g., capital gains as compared to ordinary income, eligibility for the dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the Underlying Funds.

If the Fund receives dividends from an Underlying Fund, and the Underlying Fund reports such dividends as “qualified dividend income,” then the Fund is permitted in turn to report a portion of its distributions as “qualified dividend income” as well, provided the Fund meets holding period and other requirements with respect to shares of the Underlying Fund.

If the Fund receives dividends from an Underlying Fund, and the Underlying Fund reports such dividends as eligible for the dividends-received deduction, then the fund is permitted, in turn, to report a portion of its distributions as eligible for the dividends-received deduction, provided the Fund meets the holding period and other requirements with respect to shares of the Underlying Fund.

The fact that the Fund achieves its investment objectives by investing in Underlying Funds will generally not adversely affect the Fund’s ability to pass on to Non-U.S. Shareholders any (see discussion under “U.S. Taxation of Non-U.S. Persons” above) of the interest-related dividends and short-term capital gain dividends that it receives from its investments in the Underlying Funds, except possibly to the extent that (1) interest-related dividends received by the Fund are offset by deductions allocable to the Fund’s qualified interest income or (2) short-term capital gain dividends received by the Fund are offset by the Fund’s net short- or long-term capital losses, in which case the amount of a distribution from the Fund to a Non-U.S. Shareholder that is properly reported as either an interest-related dividend or a short-term capital gain dividend, respectively, may be less than the amount that such shareholder would have received had they invested directly in the Underlying Funds.

If an Underlying Fund in which the Fund invests elects to pass through tax credit bond credits to its shareholders, then the Fund is permitted in turn to elect to pass through its proportionate share of those tax credits to its shareholders, provided that the Fund meets the shareholder notice and other requirements.

A “qualified fund of funds” (defined above) is permitted to distribute exempt-interest dividends and thereby pass through to its shareholders the tax-exempt character of interest on tax-exempt obligations and exempt-interest dividends it receives from Underlying Funds. Further, as noted above, a qualified fund of funds is permitted to elect to pass through to its shareholders foreign income and other similar taxes paid by the qualified fund of funds or by an Underlying Fund that itself elected to pass such taxes through to shareholders, so that shareholders of the qualifying fund of funds will be eligible to claim a tax credit or deduction for such taxes. However, even if a qualified fund of funds qualifies to make such election for any year, it may determine not to do so. For further considerations pertaining to foreign taxes paid by the Fund, see “Certain Investments” above.

Special Rules for Municipal Fund Distributions

The following special rules apply to shareholders of Funds whose objective is to invest primarily in obligations that pay interest that is exempt from U.S. federal income tax (“Municipal Funds”).

Tax-Exempt Distributions — The portion of a Municipal Fund’s distributions of net investment income that is attributable to interest from tax-exempt securities will be reported by the Fund as an “exempt-interest dividend” under the Code and will generally be exempt from U.S. federal income tax in the hands of shareholders so long as at least 50% of the total value of the Fund’s assets at the close of each quarter of the Fund’s taxable year consists of securities generating interest that is exempt from U.S. federal tax under Section 103(a) of the Code. Distributions of tax-exempt interest earned from certain securities may, however, be treated as an item of tax preference for individual shareholders under the U.S. federal alternative minimum tax, and may be subject to state and local taxes. Except when the Fund provides actual monthly percentage breakdowns, the percentage of income reported as tax-exempt will be applied uniformly to all distributions by the Fund of net investment income made during each fiscal year of the Fund and may differ from the actual percentage of distributions consisting of tax-exempt interest in any particular month. Shareholders are required to report exempt-interest dividends received from the Fund on their U.S. federal income tax returns.

Taxable Distributions — A Municipal Fund may also earn some income that is taxable as ordinary income (including interest from any obligations that lose their U.S. federal tax exemption, proceeds from the disposition of certain market discount bonds, interest from advance refunding bonds issued after December 31, 2017, and income received in lieu of tax-exempt interest with respect to securities on loan) and may recognize taxable capital gains and losses as a result of the disposition of securities and from certain options and futures transactions. Shareholders normally will have to pay U.S. federal income tax on the non-exempt interest dividends and capital gain distributions they receive from the Fund, whether paid in cash or reinvested in additional shares of the Fund. However, the Municipal Funds do not expect that the non-tax-exempt portion of their net investment income, if any, will be substantial. Because the Municipal Funds expect to earn primarily tax-exempt interest income, it is expected that dividends from such Funds will not qualify for the dividends-received deduction for corporations and will not be treated as “qualified dividend income” for non-corporate shareholders.

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Consequences of Distributions by a Municipal Fund: Effect of Accrued Tax-Exempt Income — Shareholders redeeming shares after tax-exempt income has been accrued but not yet declared as a dividend should be aware that a portion of the proceeds realized upon redemption of the shares will reflect the existence of such accrued tax-exempt income and that this portion may be subject to tax even though it would have been tax-exempt had it been declared as a dividend prior to the redemption. For this reason, if a shareholder wishes to redeem shares of a Municipal Fund that does not declare dividends on a daily basis, the shareholder may wish to consider whether he or she could obtain a better tax result by redeeming immediately after the Fund declares dividends representing substantially all the tax-exempt income accrued for that period.

Certain Additional Information for Municipal Fund Shareholders — Interest on indebtedness incurred by shareholders to purchase or carry Municipal Fund shares will not be deductible for U.S. federal income tax purposes in proportion to the percentage that the Fund's distributions of exempt-interest dividends bear to all of the Fund's distributions, excluding Capital Gain Dividends. Exempt-interest dividends are generally taken into account in calculating the amount of social security and railroad retirement benefits that may be subject to U.S. federal income tax. You should consult your tax adviser to determine what effect, if any, an investment in a Fund may have on the U.S. federal taxation of your benefits. Entities or persons who are “substantial users” (or persons related to “substantial users”) of facilities financed by private activity bonds should consult their tax advisers before purchasing Fund shares.

Consequences of Redeeming Shares — Any loss realized on a redemption of Municipal Fund shares held for six months or less will generally be disallowed to the extent of any exempt-interest dividends received with respect to those shares. This loss disallowance rule does not apply to a shareholder's disposition of Fund shares held for six months or less with respect to a regular exempt-interest dividend paid by the Fund if the Fund declares substantially all of its net tax-exempt income as exempt-interest dividends on a daily basis and pays such dividends on at least a monthly basis. To the extent not disallowed, any such loss will be treated as a long-term capital loss to the extent of any distributions of long-term capital gain received (or deemed received) with respect to those shares.

State and Local Income Taxes: Municipal Obligations — The exemption of exempt-interest dividends for U.S. federal income tax purposes does not necessarily result in exemption under the income tax laws of any state or local taxing authority. Some states do exempt from tax that portion of an exempt-interest dividend that represents interest received by a regulated investment company on its holdings of securities issued by that state and its political subdivisions and instrumentalities. Therefore, the Fund will report annually to its shareholders the percentage of interest income earned by it during the preceding year on Municipal Bonds and will indicate, on a state-by-state basis only, the source of such income.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

Specific decisions to purchase or sell securities and other instruments for the Fund are made by persons affiliated with MFS. Any such person may serve other clients of MFS or any subsidiary of MFS in a similar capacity. When making trading decisions, MFS can select strategies or methods or directly select venues in order to seek best execution for client transactions. These decisions are influenced by a number of factors that are described more specifically below.

MFS seeks to obtain best execution for the Fund by executing transactions in such a manner that the Fund's total costs or proceeds in each transaction are the most favorable under the circumstances. Trading practices differ with respect to fixed income and equity securities, and the discussion of trading practices below will differ depending on security type. MFS deals with broker/dealers reasonably expected to provide the most favorable execution quality under the circumstances. The specific criteria used in selecting a broker/dealer will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select among multiple broker/dealers. MFS defines best execution as a process that seeks to execute portfolio transactions in a manner that MFS believes will provide the most favorable qualitative execution, including execution price and commission, spread, or other transaction costs, reasonably available under the circumstances. This process involves the evaluation of the trading process and execution results over extended periods. In seeking best execution, MFS takes into account several factors that it considers to be relevant, which include without limitation and in no particular order, the following: price; the size of the transaction; the nature of the market or the security; the amount of the commission or "spread"; the timing and potential for impact of the transaction, considering market prices and trends; the reputation, experience, and stability of the broker/dealer involved; the willingness of the broker/dealer to commit capital; the need for anonymity in the market; and the quality of services rendered by the broker/dealer in other transactions.

MFS places trades in various manners including through different broker/dealers, agency brokers, principal market-making dealers, smaller brokers and dealers, which may specialize in particular regions or asset classes, futures commission merchants, and OTC derivatives dealers (each, a “broker/dealer” for purposes of the discussion in this section) as well as via electronic trading platforms, including electronic communications networks (ECNs) (including, without limitation, multilateral trading facilities (MTFs), and alternative trading systems (ATSs)). These trading platforms often, in the case of equity transactions, execute transactions at a commission rate lower than that charged by a full-service broker/dealer.

In certain circumstances, such as a "buy-in" for failure to deliver, MFS is not able to select the broker/dealer who will transact to cover the failure. For example, if a Fund sells a security short and is unable to deliver the securities sold short, the broker/dealer through whom the Fund sold short must deliver securities purchased for cash, (i.e., effect a "buy-in," unless it knows that the Fund either is in the process of forwarding the securities to the broker/dealer or will do so as soon as possible without undue inconvenience or expense). Similarly, there can also be a failure to deliver in a long transaction and a resulting buy-in by the broker/dealer through whom the securities were sold. If the broker/dealer effects a buy-in, MFS will be unable to control the trading techniques, methods, venues, or any other aspect of the trade used by the broker/dealer.

Commission rates for equity securities and some derivatives will vary depending upon the trading methods, venues, and broker/dealers selected, as well as the market(s) in which the securities are traded and their relative liquidity. As noted above, MFS can utilize a variety of broker/dealers and trading venues and strategies in order to seek best execution for client transactions. MFS evaluates various factors in selecting broker/dealers to execute trades, including the ability to execute trades with a minimum of market impact, the speed and efficiency of executions, electronic trading capabilities, adequacy of capital, commitment of capital when necessary or desirable, market color provided to MFS, execution services, and accommodation of MFS' special needs. MFS may employ outside vendors to provide reports on the quality of broker/dealer executions. With respect to transactions in derivatives, MFS trades only with broker/dealers with whom it has legally-

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required or client-requested documentation in place. In some instances, MFS will be limited in its ability to select certain brokers to execute portfolio transactions due to the existence of an affiliated relationship or other regulatory restriction. MFS has an incentive to direct trades to counterparties for various reasons, including its business relationships with such counterparties, including but not limited to the following: some counterparties or their affiliates distribute shares of certain MFS Funds and/or act as an authorized participant or market maker for exchange-traded funds advised by MFS; MFS may invest account assets in securities issued by counterparties or their affiliates; a counterparty could be a client of MFS; a counterparty could serve as prime broker to an MFS Fund; a counterparty could provide financing or leverage for an MFS Fund; or certain affiliates of counterparties could provide banking services to members of MFS and its affiliates. However, MFS has policies and procedures it believes to be reasonably designed to mitigate such conflicts. MFS may employ outside vendors to provide reports on the quality of counterparty executions.

MFS utilizes a global investment platform built on the principle of close collaboration among members of its investment team, where research and investment ideas are shared. MFS investment professionals rely on their own internal research in making investment decisions, and, in addition, utilize external research provided by brokers or other research providers to help develop or refine investment ideas. External research is also used to help understand market consensus, sentiment, or perception, and identify relative inefficiencies more quickly and effectively.

MFS makes decisions on the procurement of external research separately and distinctly from decisions on the selection of brokers that execute transactions for the Fund. However, as permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended (“Section 28(e)”), MFS may cause the Fund to pay a broker/dealer that provides “brokerage and research services” (as defined in Section 28(e)) an amount of commission for effecting a securities transaction for the Fund in excess of the amount other broker/dealers would have charged for the transaction if MFS determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided viewed in terms of MFS’ overall responsibilities to the Fund. The brokerage and research services received may be useful and of value to MFS in serving both the accounts that generated the commissions and other clients of MFS. Accordingly, not all of the research and brokerage services provided by brokers through which the Fund's securities transactions are effected may be used by MFS in connection with the Fund whose account generated the brokerage commissions.

MFS has undertaken to bear the costs of external research for all accounts it advises, either by paying for external research out of its own resources, or by voluntarily reimbursing clients from its own resources for excess commissions paid to obtain external research. For accounts subject to regulatory requirements relating to the use of third party research under the Markets in Financial Instruments Directive in the European Union or the Financial Conduct Authority (“FCA”) Conduct of Business Sourcebook in the United Kingdom (“MiFID II accounts”), MFS will pay for external research out of its own resources. For all other accounts, MFS operates client commission arrangements that generate commission “credits” for the purchase of external research from commissions on equity trades in a manner consistent with Section 28(e). Under these arrangements, MFS may cause a client to pay commissions in excess of what the broker/dealer or other brokers might have charged for certain equity transactions in recognition of brokerage and research services provided by the executing broker/dealer. MFS has voluntarily undertaken to reimburse clients from its own resources in an amount equal to all commission credits generated under these arrangements.

The research services obtained by MFS through the use of equity commission credits may include: access to corporate management; industry conferences; research field trips to visit corporate management and/or to tour manufacturing, production or distribution facilities; statistical, research and other factual information or services such as investment research reports; access to analysts; a small number of expert networks; reports or databases containing corporate, fundamental, technical, and political analyses; ESG-related information; portfolio modeling strategies; and economic research services, such as publications, chart services, and advice from economists concerning macroeconomics information, and analytical investment information about particular industries and corporations.

Through the use of eligible brokerage and research services acquired with commission credits, MFS initially avoids the additional expenses that it would incur if it developed comparable information through its own staff or if it purchased such services with its own resources. As a result, the Fund may pay more for its portfolio transactions in the first instance than if MFS had the Fund pay execution only rates. However, because MFS has voluntarily undertaken to reimburse clients from its own resources for commission credits generated from client brokerage, MFS ultimately assumes the additional expenses that it would incur if it purchased external research with its own resources.

Although MFS generally bears the costs of external research, MFS believes it generally does not pay, and therefore does not reimburse, clients with respect to research that is made available by a broker/dealer to all of its customers and that MFS considers to be of de minimis value, or for external research provided by executing brokers in fixed income transactions that incur mark-ups, mark-downs, and other fees rather than commissions. With respect to fixed income, MFS believes that executing brokers in fixed income transactions do not charge lower mark-ups, mark-downs, commission equivalents or other fees if clients forego research services. Consequently, MFS does not believe it pays higher mark-ups, mark-downs, commission equivalents or other fees to brokers on fixed income transactions than it would if it did not receive any research services from brokers. However, as external research can give rise to an inducement in respect of MiFID II Accounts MFS also pays for certain categories of fixed income research received by certain affiliates of MFS out of its own resources. MFS may also execute purchase and sale transactions between the Fund and other funds or accounts managed by MFS or its affiliates (cross-trades). Cross-trade transactions entered into by the Fund are executed in accordance with applicable rules under the 1940 Act and related policies approved by the Board.

Brokerage commissions paid by the Fund for certain specified periods and information concerning purchases by the Fund of securities issued by its regular broker/dealers for its most recent fiscal year are set forth in APPENDIX L.

DISCLOSURE OF PORTFOLIO HOLDINGS AND OTHER FUND INFORMATION

The Fund may from time to time make available to the public information about the Fund on mfs.com, Facebook, X (formerly Twitter), YouTube, LinkedIn, and/or other social media.

The Fund has established a policy governing the disclosure of its portfolio holdings that is reasonably designed to protect the confidentiality of the Fund’s non-public portfolio holdings and prevent inappropriate selective disclosure of such holdings. The Fund’s Board has approved this policy and will be asked to approve any material amendments to this policy. Exceptions to this policy may be authorized by MFS’

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general counsel or a senior member of the MFS legal department acting under the supervision of MFS’ general counsel (an ‘‘Authorized Person’’).

Neither MFS nor the Fund will receive any compensation or other consideration in connection with its disclosure of Fund portfolio holdings.

Public Disclosure of Portfolio Holdings

In addition to the public disclosure of Fund portfolio holdings through required SEC quarterly filings, the Fund may make its portfolio holdings publicly available on mfs.com in such scope and form and with such frequency as MFS reasonably determines and as described in the Fund's Prospectus.

Holdings also include short positions, if any. For certain MFS Funds that invest in other MFS Funds (other than money market funds), the top 10 holdings and full holdings are aggregated holdings, including Fund holdings and the holdings of non-money market funds in which the Fund invests. Portfolio holdings are determined based on the equivalent exposure of holdings. The equivalent exposure of a holding is a calculated amount that approximates the market value of an underlying asset that is expected to have the same impact on performance as the holding. The equivalent exposure of a derivative may be different than the market value of the derivative. For most other holdings, the equivalent exposure is the same as the market value of the holding. If approved by an Authorized Person, the Fund may from time to time make available on mfs.com and/or in a press release, information about the holdings of the Fund in a particular investment or investments as of a current date, including the equivalent exposure of such holding or holdings.

Note that the Fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on mfs.com until at least the date on which the Fund files a Form N-CSR or Form N-PORT for the period that includes the date as of which mfs.com information is current.

Certain registered investment companies that are advised by MFS and registered investment companies that are sub-advised by MFS or its affiliates are subject to different portfolio holdings disclosure policies that may permit public disclosure of portfolio holdings information in different forms and at different times, including disclosure of certain portfolio holdings each business day. In addition, separate account and unregistered product clients of MFS or its affiliates have same day access to their portfolio holdings, and prospective clients and their advisers have access to representative portfolio holdings. In addition, information about non-public portfolio holdings information attributable to other accounts managed or advised by MFS or its affiliates may be made available to one or more affiliated or unaffiliated service providers to those accounts. Some of these registered investment companies, sub-advised funds, separate accounts, unregistered products, and other accounts, all advised or sub-advised by MFS or its affiliates, have substantially similar, or in some cases nearly identical, portfolio holdings to certain MFS Funds (“Similarly Managed Investment Products”). A Similarly Managed Investment Product is not subject to the portfolio holdings disclosure policies of the Fund to which it is similar and may disclose its similar or nearly identical portfolio holdings information in different forms and at different times than such Fund.

The Fund’s portfolio holdings are considered to be publicly disclosed: (a) upon the disclosure of the portfolio holdings in a publicly available, routine filing with the SEC that is required to include the information; (b) the day after the Fund makes such information available on mfs.com (assuming that it discloses in its Prospectus that such information is available on mfs.com); or (c) at such additional times and on such additional basis as determined by the SEC or its staff.

Disclosure of Non-Public Portfolio Holdings

The Fund may, in certain cases, disclose to third parties its portfolio holdings which have not been made publicly available. Disclosure of non-public portfolio holdings to third parties may only be made if an Authorized Person determines that such disclosure is for a legitimate business purpose and is not impermissible under applicable law or regulation. In addition, the third party receiving the non-public portfolio holdings may, at the discretion of an Authorized Person, be required to agree in writing to keep the information confidential and/or agree not to trade directly or indirectly based on the information. Such agreements may not be required in circumstances such as where portfolio securities are disclosed to broker/dealers to obtain bids/prices or in interviews with the media. MFS will use reasonable efforts to monitor a recipient’s use of non-public portfolio holdings provided under these agreements by means that may include contractual provisions, periodic due diligence, notices reminding a recipient of their obligations or other commercially reasonable means. The restrictions and obligations described in this paragraph do not apply to non-public portfolio holdings provided to MFS or its affiliates, or to the disclosure of portfolio holdings as may be required by applicable law, rules, or regulations.

With respect to non-public portfolio holdings provided to employees and contractors of MFS or its subsidiaries, employees and contractors of MFS and its subsidiaries are subject to corporate policies which prohibit use of portfolio holdings information for personal benefit or to benefit others.

In addition, to the extent that an Authorized Person determines that there is a potential conflict with respect to the disclosure of information that is not publicly available between the interests of the Fund’s shareholders, on the one hand, and MFS, MFD or an affiliated person of MFS, MFD, or the Fund, on the other hand, the Authorized Person must inform MFS’ conflicts officer of such potential conflict, and MFS’ conflicts officer shall determine whether, in light of the potential conflict, disclosure is reasonable under the circumstances, and shall report such potential conflict of interest determinations to the Fund’s Chief Compliance Officer and the Board of the Fund. MFS also reports to the Board of the Fund regarding the disclosure of information regarding the Fund that is not publicly available.

Subject to compliance with the standards set forth in the previous two paragraphs, non-public portfolio holdings may be disclosed in the following circumstances:

Employees of MFS or MFD (collectively “Fund representatives”) disclose non-public portfolio holdings in connection with the day-to-day operations and management of the Fund. Full portfolio holdings are disclosed to the Fund’s custodian, independent registered accounting firm, financial printers, regulatory authorities, and stock exchanges and other listing organizations. Portfolio holdings are disclosed to the Fund’s pricing service vendors and broker/dealers when requesting bids for, or price quotations on, securities, and to other persons (including independent contractors) who provide systems or software support in connection with Fund operations, including accounting, compliance support, and pricing. Portfolio holdings may also be disclosed to persons assisting the Fund in the voting of proxies or in connection with litigation (or potential litigation) relating to Fund portfolio holdings, bankruptcy proceedings relating to Fund portfolio holdings, or a restructuring of a Fund holding where such disclosure is necessary to participate or explore participation in the restructuring of a holding

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(e.g., as part of a bondholder group). In connection with managing the Fund, MFS may use analytical systems provided by third parties who may have access to Fund portfolio holdings. Non-public portfolio holdings may be disclosed in connection with other activities, such as to participants in in-kind purchases and redemptions of Fund shares, to service providers facilitating the distribution or analysis of portfolio holdings, and in other circumstances not described above.

In addition, subject to such disclosure not being impermissible under applicable law or regulation, Fund representatives may disclose Fund portfolio holdings and related information, which may be based on non-public portfolio holdings, under the following circumstances (among others):

Fund representatives may provide oral or written information (“portfolio commentary”) about the Fund, including how the Fund’s investments are divided among various sectors, industries, countries, value and growth stocks, small-, mid-, and large-cap stocks, among stocks, bonds, currencies and cash, types of bonds, bond maturities, bond coupons, and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance. Fund representatives may also express their views orally or in writing on one or more of the Fund’s portfolio holdings or may state that the Fund has recently purchased or sold one or more holdings.

Fund representatives may also provide oral or written information (“statistical information”) about various financial characteristics of the Fund or its underlying portfolio securities including alpha, beta, coefficient of determination, duration, maturity, information ratio, Sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average credit quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics.

The portfolio commentary and statistical information may be provided to members of the press, shareholders in the Fund, persons considering investing in the Fund, or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers, and the content and nature of the information provided to each of these persons may differ.

Ongoing Arrangements To Make Non-Public Portfolio Holdings Available

With authorization from an Authorized Person consistent with “Disclosure of Non-Public Portfolio Holdings” above, Fund representatives may disclose non-public Fund portfolio holdings to the recipients identified on APPENDIX M or permit the recipients identified in APPENDIX M to have access to non-public Fund portfolio holdings, on an ongoing basis. Certain third-party service providers of MFS or its subsidiaries have access to non-public Fund portfolio holdings only while performing their responsibilities within MFS operational or technology systems and subject to MFS corporate policies and procedures that, among other requirements, prohibit the use of portfolio holdings information for personal benefit or to benefit others. MFS does not consider such access by these service providers to constitute an ongoing arrangement to disclose non-public Fund portfolio holdings.

DETERMINATION OF NET ASSET VALUE

The net asset value per share of each class of shares of the Fund is determined each day during which the New York Stock Exchange LLC (the NYSE) is open for trading. (As of the date of this SAI, the NYSE is open for trading every weekday except in an emergency and for the following holidays (or the days on which they are observed): New Year’s Day; Martin Luther King, Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Juneteenth; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day.) This determination is made once each day as of the close of regular trading on the NYSE (generally, 4 p.m., Eastern time) by deducting the amount of the liabilities attributable to the class (or if no classes, to the Fund) from the value of the assets attributable to the class (or if no classes, to the Fund) and dividing the difference by the number of Fund shares outstanding for that class (or if no classes, for that Fund). Net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. In accordance with regulations for regulated investment companies, changes in portfolio holdings and number of shares outstanding are generally reflected in a Fund’s net asset value the next business day after such change.

Open-end investment companies are generally valued at their net asset value per share. The underlying investments of open-end investment companies managed by MFS are valued as described below.

Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price for such security on their primary market or exchange as provided by a third-party pricing service. Equity securities for which there were no sales reported that day are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid for such instrument as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service.

Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost for such instrument, which approximates market value.

Exchange-traded options generally are valued at the last sale or official closing price for such option on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation for such option on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation for such option. Foreign currency options are generally valued at a valuation for such option provided by a third-party pricing service.

Futures contracts generally are valued at last posted settlement price for such contract on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation for such contract on their primary exchange, as provided by a third-party pricing service.

Forward foreign currency exchange contracts generally are valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods.

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Swaps generally are valued at valuations provided by a third-party pricing service.

Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation.

Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads, and other market data.

The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

DESCRIPTION OF SHARES, VOTING RIGHTS, AND LIABILITIES

The Trust’s Declaration of Trust, as amended or amended and restated from time to time, permits the Trust’s Board to issue an unlimited number of full and fractional shares of beneficial interest (without par value) of each series, to divide or combine the shares of any series into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in that series, and to divide such shares into classes. The Board has reserved the right to create and issue additional series and classes of shares.

Each shareholder of the Fund or class is entitled to one vote for each dollar of net asset value (number of shares owned times net asset value per share) of such Fund or class, on each matter on which the shareholder is entitled to vote. Each fractional dollar amount is entitled to a proportionate fractional vote. Except when a larger vote is required by applicable law, a majority of the voting power of the shares voted in person or by proxy on a matter will decide that matter and a plurality of the voting power of the shares voted in person or by proxy will elect a Trustee. Shareholders of all series of the Trust generally will vote together on all matters except when a particular matter affects only shareholders of a particular class or series or when applicable law requires shareholders to vote separately by series or class.

From time to time, MFS and/or its affiliates may invest “seed capital” in the Fund. These investments are generally intended to enable the Fund or a share class of the Fund to commence investment operations and/or achieve sufficient scale. MFS and/or its affiliates are under no obligation to maintain seed capital investments in a Fund and may redeem such investments in a Fund at any time and without prior notice.

Except in limited circumstances, the Board may, without any shareholder vote, amend or otherwise supplement the Trust’s Declaration of Trust. MFS Series Trust IX, or any series or class thereof, may merge or consolidate or may sell, lease, or exchange all or substantially all of its assets if authorized (either at a meeting or by written consent) by a Majority Shareholder Vote of the class, series, or trust, as applicable. MFS Series Trust XII, or any series or class of MFS Series Trust XII, may merge or consolidate or may sell, lease, or exchange all or substantially all of its assets with or without any shareholder vote to the extent permitted by law. The Trust, or any series or class, may reincorporate or reorganize without any shareholder vote. The Trust, any series of the Trust, or any class of any series, may be terminated at any time: 1) by a Majority Shareholder Vote; or 2) by the Board by written notice to the shareholders of the Trust, any series of the Trust, or any class of any series.

In the event of a liquidation of a Fund, shareholders of each class of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. Shares of a Fund have no preemptive rights and have dividend and conversion rights (if any) as described in the Prospectus for the Fund.

The Board may cause a shareholder’s shares to be redeemed for any reason under terms set by the Board, including, 1) to protect the tax status of a Fund, 2) the failure of a shareholder to provide a tax identification number if required to do so, 3) the failure of a shareholder to pay when due for the purchase of shares issued to the shareholder, 4) in order to eliminate accounts whose values are less than a minimum amount established by the Board, 5) the failure of a shareholder to meet or maintain the qualifications for ownership of a particular class of shares, and 6) to eliminate ownership of shares by a particular shareholder when the Board determine that the particular shareholder’s ownership is not in the best interests of the other shareholders of the applicable Fund (for example, in the case of an alleged market timer).

Under the Trust's Declaration of Trust, the Fund may convert to a master/feeder structure or a fund-of-funds structure without shareholder approval. In a master/feeder structure, a Fund invests all of its assets in another investment company with similar investment objectives and policies. In a fund-of-funds structure, a Fund invests all or a portion of its assets in multiple investment companies.

The Trust is an entity commonly known as a “Massachusetts business trust.” Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Trust also maintains insurance for the protection of the Trust and its shareholders and the Board, officers, employees, and agents of the Trust covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Board individually but only upon the property of the Trust, and that the Board will not be liable for any action or failure to act, but nothing in the Trust's Declaration of Trust or other agreement with a Trustee protects a Trustee against any liability to which he or she would otherwise be subject by reason of his or her willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

The Trust’s Declaration of Trust provides that shareholders may not bring suit on behalf of the Fund without first requesting that the Board bring such suit unless there would be irreparable injury to the Fund or if a majority of the Board (or a majority of the Board on any committee established to consider the merits of such action) have a personal financial interest in the action. This provision of the Declaration of Trust does not apply to claims arising under federal securities laws. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees or as trustees of MFS Funds with the same or an affiliated investment adviser or distributor.

The Trust’s Declaration of Trust provides that by becoming a shareholder of the Fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Trust's Declaration of Trust.

Under the Trust's By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

20

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(S) AND FINANCIAL STATEMENTS

Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, serves as the independent registered public accounting firm for MFS Core Bond Fund, MFS Lifetime Income Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, MFS Lifetime 2060 Fund, MFS Lifetime 2065 Fund, and MFS Lifetime 2070 Fund, providing audit and related services and assistance in connection with various SEC filings.

For each such Fund except MFS Lifetime 2070 Fund, the Fund’s Financial Statements and Financial Highlights for the fiscal year ended April 30, 2026, are incorporated by reference into this SAI from the Fund’s Annual Report to shareholders and have been audited by Ernst & Young LLP, an independent registered public accounting firm, as stated in its report, which is incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm, given upon its authority as an expert in accounting and auditing. MFS Lifetime 2070 Fund had not commenced operations as of the fiscal year ended April 30, 2026; therefore, no Financial Statements nor Financial Highlights for such Fund are incorporated by reference into this SAI.

Deloitte & Touche LLP, 115 Federal Street, Boston, MA 02110, serves as the independent registered public accounting firm for MFS Corporate Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, and MFS Total Return Bond Fund, providing audit and related services and assistance in connection with various SEC filings.

Each such Fund’s Financial Statements and Financial Highlights for the fiscal year ended April 30, 2026, are incorporated by reference into this SAI from the Fund’s Annual Report to shareholders and have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in its report, which is incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm, given upon its authority as an expert in accounting and auditing.

For each Fund except MFS Lifetime 2070 Fund, the Fund's Financial Statements and Financial Highlights and the report of the independent registered public accounting firm are set forth in Item 7 of the Fund's annual Form N-CSR, which is available at the hyperlinks noted below for the relevant Trust.

MFS Series Trust IX (MFS Corporate Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, MFS Total Return Bond Fund)

MFS Series Trust XII (MFS Core Bond Fund, MFS Lifetime Income Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime Fund 2055, MFS Lifetime 2060 Fund, MFS Lifetime 2065 Fund, MFS Lifetime 2070 Fund)

21

APPENDIX A - TRUSTEES AND OFFICERS – IDENTIFICATION AND BACKGROUND

The Trustees and Officers of the Trust, as of August 1, 2026, are listed below, together with their principal occupations during the past five years (their titles may have varied during that period). The address of each Trustee and Officer is 111 Huntington Avenue, Boston, Massachusetts 02199.

TRUSTEES
Name, Age	Position(s) Held with Fund	Trustee Since(1)	Number of MFS Funds Overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years(2)
INTERESTED TRUSTEE
Michael W. Roberge(3) age 59	Trustee	January 2021	136	Massachusetts Financial Services Company, Chair (since January 2021); Chief Executive Officer (until 2024); Director; Chairman of the Board (since January 2022)
INDEPENDENT TRUSTEES
John P. Kavanaugh age 71	Trustee and Chair of Trustees	January 2009	136	Private investor
Steven E. Buller age 75	Trustee	February 2014	136	Private investor
John A. Caroselli age 72	Trustee	March 2017	136	Private investor; JC Global Advisors, LLC (management consulting), President (since 2015)
Maureen R. Goldfarb age 71	Trustee	January 2009	136	Private investor
Peter D. Jones age 71	Trustee	January 2019	136	Private investor
James W. Kilman, Jr. age 65	Trustee	January 2019	136

Burford Capital Limited (finance and investment management), Senior Advisor (since 2021), Chief Financial Officer (2019 – 2021); KielStrand Capital LLC (family office), Chief Executive Officer (since 2016)

Clarence Otis, Jr. age 70	Trustee	March 2017	136	Private investor	Verizon Communications, Inc., Director; The Travelers Companies, Director; VF Corporation, Director (until July 2026)

A - 1

Name, Age	Position(s) Held with Fund	Trustee Since(1)	Number of MFS Funds Overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years(2)
Maryanne L. Roepke age 70	Trustee	May 2014	136	Private investor
Paula E. Smith age 63	Trustee	January 2025	136	Private investor; PricewaterhouseCoopers LLP (accounting), Partner (until June 2023)
Darrell A. Williams age 67	Trustee	January 2025	136

DuSable Group, LLC (financial advisory and consulting services), Founder & Managing Member (since June 2023), Loop Capital LLC (investment banking, brokerage and advisory services), Managing Director (2020 – March 2023)

OFFICERS
Name, Age	Position(s) Held with Fund	Officer Since(1)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years(2)
William T. Allen(3) age 59	Deputy Assistant Treasurer	April 2024	136	Massachusetts Financial Services Company, Vice President
Brian Balasco(3) age 48	Assistant Treasurer	April 2024	136	Massachusetts Financial Services Company, Vice President
Christopher R. Bohane(3) age 52	Assistant Secretary and Assistant Clerk	July 2005	136	Massachusetts Financial Services Company, Senior Vice President and Deputy General Counsel
James L. Byrne(3) age 50	Assistant Treasurer	April 2024	136	Massachusetts Financial Services Company, Vice President
John W. Clark, Jr.(3) age 59	Deputy Treasurer	April 2017	136	Massachusetts Financial Services Company, Vice President
David L. DiLorenzo(3) age 57	President	July 2005	136	Massachusetts Financial Services Company, Senior Vice President
Heidi W. Hardin(3) age 58	Secretary and Clerk	April 2017	136	Massachusetts Financial Services Company, Director (since January 2026), Executive Vice President, General Counsel and Secretary

A - 2

Name, Age	Position(s) Held with Fund	Officer Since(1)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years(2)
Brian E. Langenfeld(3) age 53	Assistant Secretary and Assistant Clerk	June 2006	136	Massachusetts Financial Services Company, Vice President and Managing Counsel
Rosa E. Licea-Mailloux(3) age 49	Chief Compliance Officer	March 2022	136

Massachusetts Financial Services Company, Senior Vice President (since March 2025), Vice President (2018-2025), Director of Corporate Compliance (2018-2021); Senior Director Compliance (2021-2022); Senior Managing Director of North American Compliance & Chief Compliance Officer (since March 2022)

Amanda S. Mooradian(3) age 47	Assistant Secretary and Assistant Clerk	September 2018	136	Massachusetts Financial Services Company, Vice President and Senior Counsel
Susan A. Pereira(3) age 55	Assistant Secretary and Assistant Clerk	July 2005	136	Massachusetts Financial Services Company, Vice President and Managing Counsel
Kasey L. Phillips(3) age 55	Treasurer	September 2012	136	Massachusetts Financial Services Company, Senior Vice President
Michael D. Refkofsky(3) age 46	Assistant Treasurer	October 2025	136	Massachusetts Financial Services Company, Vice President
Matthew A. Stowe(3) age 51	Assistant Secretary and Assistant Clerk	October 2014	136	Massachusetts Financial Services Company, Senior Vice President and Senior Managing Counsel
William B. Wilson(3) age 43	Assistant Secretary and Assistant Clerk	October 2022	136	Massachusetts Financial Services Company, Assistant Vice President and Senior Counsel

(1) Date first appointed to serve as Trustee/Officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise. From January 2012 through December 2016, Mr. DiLorenzo served as Treasurer of the Funds. From September 2012 through March 2024, Ms. Phillips served as Assistant Treasurer of the Funds. From April 2017 through March 2024, Mr. Clark served as Assistant Treasurer of the Funds.

(2) Directorships or trusteeships of companies required to report to the SEC (i.e., “public companies”).

(3) “Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the Fund, as a result of position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199.

Each Trustee has been elected by shareholders and each Trustee and Officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Under the terms of the Board's retirement policy, an Independent Trustee shall retire at the end of the calendar year in which he or she reaches the earlier of 75 years of age or 15 years of service on the Board (or, in the case of any Independent Trustee who joined the Board prior to 2015, 20 years of service on the Board).

The Interested Trustee and certain Officers hold comparable officer positions with certain affiliates of MFS.

A - 3

The following provides an overview of the Board's process for identifying individuals for the pool from which trustee candidates are ultimately selected and the considerations that led the Board to conclude that each individual serving as a Trustee of the Trust should so serve. As part of this process, the Board works with the Nomination and Compensation Committee, which recommends qualified trustee candidates to the Board in the event that a position is vacated or created. Because the Trustees believe that a well-balanced and qualified board is an important component of a strong governance structure, the Board is committed to actively seeking individuals with diverse backgrounds, experience and perspectives, including women and underrepresented minority candidates, for the pool from which trustee candidates are selected. The current members of the Board have joined the Board at different points in time since 2009. Generally, no one factor was decisive in the original selection of an individual to join the Board. Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (i) the individual’s business and professional experience and accomplishments; (ii) the individual's ability to work effectively with the other members of the Board; (iii) the individual’s prior experience, if any, serving on the boards of public companies (including, where relevant, other investment companies) and other complex enterprises and organizations; and (iv) how the individual’s skills, experience and attributes would contribute to an appropriate mix of relevant skills, experience, and perspectives on the Board.

In respect of each current Trustee, the individual’s substantial professional accomplishments and prior experience, including, in some cases, in fields related to the operations of the Fund, were a significant factor in the determination that the individual should serve as a Trustee of the Trusts. Following is a summary of each Trustee’s professional experience and additional considerations that contributed to the Board’s conclusion that an individual should serve on the Board:

Interested Trustee:

Michael W. Roberge

Mr. Roberge is Chairman of MFS (the MFS Funds’ investment adviser) and Chairman of the MFS Board of Directors. As Chief Executive Officer of MFS from 2017 through 2024, Mr. Roberge set the strategic priorities for MFS, leading a team responsible for the investment, distribution, finance, human resources, legal and technology functions at the firm. He has substantial executive and investment management experience, having worked for MFS for over 25 years.

Independent Trustees:

Steven E. Buller, CPA

Mr. Buller has substantial accounting, investment management, and executive experience at firms within the investment management industry. Mr. Buller was the Chief Financial Officer and Managing Director of BlackRock, Inc. ("BlackRock"), where he oversaw BlackRock’s tax department, internal audit and control functions, and the global corporate and investment company accounting policy. Prior to joining BlackRock, Mr. Buller was an auditor at Ernst & Young LLP for over 30 years, where he served as Global Director of Asset Management and as the audit partner for various investment company complexes. Mr. Buller was chairman of the Financial Accounting Standards Advisory Council, and was a member of the Standing Advisory Group of the Public Company Accounting Oversight Board (the PCAOB). He has also served on the board of BlackRock Finco UK, a privately-held company.

John A. Caroselli

Mr. Caroselli has substantial senior executive experience in the financial services industry. Mr. Caroselli is the president of JC Global Advisors, LLC, where he provides consulting services with specialization in strategy development and execution, merger integration, market growth plan design and organizational development. He served as Executive Vice President and Chief Development Officer of First Capital Corporation, Executive Vice President and Chief Strategy Officer of KeySpan Corporation, and Executive Vice President of Corporate Development of AXA Financial. Mr. Caroselli also held senior officer positions with Chase Manhattan Corporation, Chemical Bank, and Manufacturers Hanover Trust.

Maureen R. Goldfarb

Ms. Goldfarb has substantial executive and board experience at firms within the investment management industry. She was the Chief Executive Officer and Chairman of the Board of Trustees of the John Hancock Funds and an Executive Vice President of John Hancock Financial Services, Inc. Prior to joining John Hancock, Ms. Goldfarb was a Senior Vice President with Massachusetts Mutual Life Insurance Company. She also held various marketing, distribution, and portfolio management positions with other investment management firms. Ms. Goldfarb is a former member of the Board of Governors of the Investment Company Institute.

Peter D. Jones

Mr. Jones has substantial senior executive, accounting and investment management experience at firms within the investment management industry. Mr. Jones was the Chairman of Franklin Templeton Institutional, LLC and President of Franklin Templeton Distributors Inc. Mr. Jones formerly was the President of IDEX Distributors, Inc., which oversaw the formation and launch of IDEX Mutual Funds (now part of Transamerica Funds). Mr. Jones is a member of the Investment Advisory Council of the Florida State Board of Administration. Mr. Jones was formerly a CPA and served as Tax Manager at PricewaterhouseCoopers in Tampa, Florida and Atlanta, Georgia. Mr. Jones is a trustee of Florida State University and a member of the Investment Committee for the Florida State University Foundation.

John P. Kavanaugh

Mr. Kavanaugh has substantial executive, investment management, and board experience at firms within the investment management and mutual fund industry and is a Chartered Financial Analyst. He was the Chief Investment Officer of The Hanover Insurance Group, Inc., and the President and Chairman of Opus Investment Management, Inc., an investment adviser. Mr. Kavanaugh held research and portfolio management positions with Allmerica Financial and PruCapital, Inc. He previously served on the board of the Independent Directors Council, a unit of the Investment Company Institute which serves the mutual fund independent director community.

A - 4

James W. Kilman, Jr.

Mr. Kilman has substantial senior executive and investment banking management experience at firms within the investment management industry. Mr. Kilman is currently a Senior Advisor to Burford Capital Limited, a global finance and investment management firm focusing on the law, and the Chief Executive Officer of KielStrand Capital LLC, a family office that makes and manages investments and oversees philanthropic activities. Previously, Mr. Kilman served as the Chief Financial Officer of Burford Capital Limited. Mr. Kilman formerly was the Vice Chairman, Co-Head of Diversified Financials Coverage in the Financial Institutions Banking Group at Morgan Stanley & Co. Prior to joining Morgan Stanley, Mr. Kilman was Managing Director in the Advisory Group within the Fixed Income Division's Mortgage Department at Goldman Sachs & Co. Mr. Kilman also held managerial and investment positions with ABN AMRO Inc. and PaineWebber Inc.

Clarence Otis, Jr.

Mr. Otis has substantial executive, financial, and board experience at publicly-traded and privately-held companies. Mr. Otis was the Chairman and Chief Executive Officer of Darden Restaurants, Inc., the world’s largest full-service restaurant company, and where he previously served in other senior positions at Darden Restaurants, including Chief Financial Officer and Executive Vice President. Mr. Otis is a director of Verizon Communications, Inc. and The Travelers Companies. He is a former director of the Federal Reserve Bank of Atlanta.

Maryanne L. Roepke

Ms. Roepke has substantial executive and compliance experience within the investment management industry.  She was a Senior Vice President and the Chief Compliance Officer of American Century Investments, Inc., where she worked for over 30 years. Ms. Roepke served on the board of the American Century SICAV, a mutual fund complex. She is a former member of the Investment Company Institute’s Chief Compliance Officer Committee and Risk Management Advisory Committee.

Paula E. Smith

Ms. Smith has substantial senior executive, operational and auditing and accounting experience in the financial services industry. Ms. Smith was an auditor at PricewaterhouseCoopers LLP (“PwC”) for over 35 years where she was the lead engagement partner for a number of global financial services firms and served in various asset management industry, operational and human capital related leadership roles, including serving as UK Asset Management Leader. Prior to joining PwC, Ms. Smith worked in the mutual fund accounting department at State Street. She is a former board member of Nicsa, an asset management trade association.

Darrell A. Williams

Mr. Williams has substantial executive and board experience in the financial services industry. Mr. Williams is founder and Managing Member of DuSable Group, LLC, where he provides financial advisory and consulting services to clients. Prior to that, he served in various roles, including as Managing Director, at Loop Capital LLC, a full-service investment bank, brokerage and advisory firm that provides investment services to institutional clients. Mr. Williams is a former board member of Amalgamated Bank of Chicago and Intrado Inc., where he chaired the company’s audit committee.

A - 5

APPENDIX B - TRUSTEE COMPENSATION AND COMMITTEES

The Fund pays the Independent Trustees an annual fee plus a fee for each meeting attended. In addition, the Independent Trustees are reimbursed for their out-of-pocket expenses.

Trustee Compensation Table

	Name and Position
	Interested Trustee	Independent Trustees
Aggregate Compensation Paid by Fund	Michael W. Roberge	Steven E. Buller	John A. Caroselli	Maureen R. Goldfarb	Peter D. Jones	John P. Kavanaugh	James W. Kilman Jr.	Clarence Otis Jr.	Maryanne L. Roepke	Paula E. Smith	Laurie J. Thomsen[1]	Darrell A. Williams

MFS Core Bond Fund[2]	Not Applicable	$278	$278	$278	$278	$278	$278	$278	$278	$278	$228	$278
MFS Corporate Bond Fund[2]	Not Applicable	$8,681	$8,542	$8,542	$8,341	$10,337	$8,542	$8,341	$8,542	$8,341	$6,981	$8,341
MFS Lifetime 2030 Fund[2]	Not Applicable	$1,564	$1,543	$1,543	$1,512	$1,817	$1,543	$1,512	$1,543	$1,512	$1,271	$1,512
MFS Lifetime 2035 Fund[2]	Not Applicable	$1,364	$1,346	$1,346	$1,320	$1,579	$1,346	$1,320	$1,346	$1,320	$1,098	$1,320
MFS Lifetime 2040 Fund[2]	Not Applicable	$1,705	$1,681	$1,681	$1,647	$1,986	$1,681	$1,647	$1,681	$1,647	$1,369	$1,647
MFS Lifetime 2045 Fund[2]	Not Applicable	$1,207	$1,192	$1,192	$1,170	$1,391	$1,192	$1,170	$1,192	$1,170	$969	$1,170
MFS Lifetime 2050 Fund[2]	Not Applicable	$1,305	$1,288	$1,288	$1,264	$1,508	$1,288	$1,264	$1,288	$1,264	$1,048	$1,264
MFS Lifetime 2055 Fund[2]	Not Applicable	$968	$957	$957	$941	$1,105	$957	$941	$957	$941	$774	$941
MFS Lifetime 2060 Fund[2]	Not Applicable	$642	$636	$636	$627	$714	$636	$627	$636	$627	$514	$627
MFS Lifetime 2065 Fund[2]	Not Applicable	$278	$278	$278	$278	$278	$278	$278	$278	$278	$228	$278
MFS Lifetime 2070 Fund[3]	Not Applicable	$300	$300	$300	$300	$300	$300	$300	$300	$300	Not Applicable	$300
MFS Lifetime Income Fund[2]	Not Applicable	$1,193	$1,178	$1,178	$1,156	$1,373	$1,178	$1,156	$1,178	$1,156	$971	$1,156
MFS Limited Maturity Fund[2]	Not Applicable	$6,185	$6,088	$6,088	$5,947	$7,351	$6,088	$5,947	$6,088	$5,947	$4,939	$5,947
MFS Municipal Limited Maturity Fund[2]	Not Applicable	$5,465	$5,379	$5,379	$5,255	$6,489	$5,379	$5,255	$5,379	$5,255	$4,315	$5,255
MFS Total Return Bond Fund[2]	Not Applicable	$14,212	$13,982	$13,982	$13,649	$16,954	$13,982	$13,649	$13,982	$13,649	$11,427	$13,649
Retirement Benefits Accrued as Part of Fund Expense[2]	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Total Trustee Compensation Paid by Fund and Fund Complex[4]	Not Applicable	$510,000	$502,500	$494,100	$491,500	$591,600	$494,100	$491,500	$494,100	$483,100	$483,100	$491,500

[1]	Ms. Thomsen retired as Trustee of the Fund on December 31, 2025.
[2]	For the fiscal year ended April 30, 2026.
[3]	Estimated amounts for the fiscal year ended April 30, 2027
[4]

For the calendar year 2025 for 140 funds that paid Trustee compensation. Includes Trustee compensation paid by MFS on behalf of certain MFS exchange-traded funds pursuant to an all-inclusive management fee.

B - 1

Committees

As of August 1, 2026, the Board has established the following Committees:

Name of Committee	Number of Meetings in Last Fiscal Year[1]	Functions	Current Members
AUDIT COMMITTEE	10

Oversees the accounting and auditing procedures of the Fund and, among other duties, considers the selection of the independent accountants for the Fund and the scope of the audit, and considers the effect on the independence of those accountants of any non-audit services such accountants provide to the Fund and any audit or non-audit services such accountants provide to other MFS Funds, MFS and/or certain affiliates. The Committee is also responsible for establishing procedures for the receipt, retention, and treatment of complaints received by the Fund regarding accounting, internal accounting controls, or auditing matters and the confidential, anonymous submission of concerns regarding questionable fund accounting matters by officers of the Fund and employees of the Fund’s investment adviser, administrator, principal underwriter, or any other provider of accounting-related services to the Fund. Reviews and evaluates the contractual arrangements of the Fund relating to custody and fund accounting services, and makes recommendations to the full Board on these matters.

			Buller*, Caroselli*, Jones*, Otis, Jr.*, and Smith*
COMPLIANCE COMMITTEE	4

Oversees the development and implementation of the Fund’s regulatory and fiduciary compliance policies, procedures, and practices under the 1940 Act, and other applicable laws, as well as oversight of compliance policies of the Fund’s investment adviser and certain other service providers as they relate to Fund activities. The Fund’s Chief Compliance Officer assists the Committee in carrying out its responsibilities.

			Goldfarb*, Kilman, Jr.*, Roepke*, and Williams*
CONTRACTS REVIEW COMMITTEE	5

Requests, reviews, and considers the information deemed reasonably necessary to evaluate the terms of the investment advisory and principal underwriting agreements and the Plan of Distribution under Rule 12b-1 that each Fund proposes to renew or continue, and to make its recommendations to the full Board on these matters.

			All Independent Trustees of the Board (Buller, Caroselli, Goldfarb, Jones, Kavanaugh, Kilman, Jr., Otis, Jr., Roepke, Smith, and Williams)
NOMINATION AND COMPENSATION COMMITTEE	2

Recommends qualified candidates to the Board in the event that a position is vacated or created. The Committee will consider recommendations by shareholders when a vacancy exists. Shareholders wishing to recommend candidates for Trustee for consideration by the Committee may do so by writing to the Fund’s Secretary at the principal executive office of the Fund. Such recommendations must be accompanied by biographical and occupational data on the candidate (including whether the candidate would be an “interested person” of the Fund), a written consent by the candidate to be named as a nominee and to serve as Trustee if elected, record and ownership information for the recommending shareholder with respect to the Fund, and a description of any arrangements or understandings regarding recommendation of the candidate for consideration. The Committee is also responsible for making recommendations to the Board regarding any necessary standards or qualifications for service on the Board. The Committee also reviews and makes recommendations to the Board regarding compensation for the Independent Trustees.

			All Independent Trustees of the Board (Buller, Caroselli, Goldfarb, Jones, Kavanaugh, Kilman, Jr., Otis, Jr., Roepke, Smith, and Williams)

B - 2

Name of Committee	Number of Meetings in Last Fiscal Year[1]	Functions	Current Members
PORTFOLIO TRADING AND MARKETING REVIEW COMMITTEE	4

Oversees the policies, procedures, and practices of the Fund with respect to brokerage transactions involving portfolio securities as those policies, procedures, and practices are carried out by MFS and its affiliates. The Committee also oversees the lending of portfolio securities, the Trust's borrowing and lending policies, and the administration of the Fund’s proxy voting policies and procedures by MFS. The Committee also oversees the policies, procedures, and practices of the Applicable Fund Service Providers with respect to the selection and oversight of the Fund’s counterparties in derivatives, repurchase and reverse repurchase agreements, and similar investment-related transactions. The Committee is also responsible for oversight of the Fund’s derivatives risk management program. In addition, the Committee receives reports from MFS regarding the policies, procedures, and practices of MFS and its affiliates in connection with their marketing and distribution of shares of the Fund.

			All Independent Trustees of the Board (Buller, Caroselli, Goldfarb, Jones, Kavanaugh, Kilman, Jr., Otis, Jr., Roepke, Smith, and Williams)
PRICING COMMITTEE	4

Oversees the determination of the value of the portfolio securities and other assets held by the Fund. The Committee delegates primary responsibility for carrying out these functions to MFS pursuant to the Fund's valuation policy and procedures approved by the Committee and adopted by the Board of Trustees. The Committee has designated MFS as the Fund's "valuation designee" whereby MFS is responsible for determining the fair values of portfolio securities and other assets held by the Fund for which market quotations are not readily available pursuant to MFS' fair valuation policy and procedures. MFS' fair valuation policy and procedures includes, among other things, methodologies and processes to be followed by MFS in determining the fair value of portfolio securities and other assets held by the Fund for which market quotations are not readily available. The Committee meets periodically with the members of MFS’ internal valuation committee to review and assess MFS' fair valuation process and other pricing determinations made pursuant to the Fund’s valuation policy and procedures and MFS' fair valuation policy and procedures, and to review the policies and procedures themselves. The Committee is also responsible for oversight of the Fund’s liquidity risk management program. The Committee exercises the responsibilities of the Board under the Policy for Compliance with Rule 2a-7 approved by the Board on behalf of each Fund which holds itself out as a “money market fund” in accordance with Rule 2a-7 under the 1940 Act.

			Buller*, Goldfarb*, Kilman, Jr.*, and Smith*
SERVICES CONTRACTS COMMITTEE	4

Reviews and evaluates the contractual arrangements of the Fund relating to transfer agency, sub-transfer agency, administrative, and insurance services, and makes recommendations to the full Board on these matters.

			Caroselli*, Jones*, Otis, Jr.*, Roepke*, and Williams*

1 For the fiscal year ended April 30, 2026. MFS Lifetime 2070 Fund had not commenced investment operations as of April 30, 2026.

* Independent Trustees. Although Mr. Kavanaugh is not a member of all Committees of the Board, he is invited to and attends many of the Committees’ meetings in his capacity as Chair of the Board.

B - 3

APPENDIX C - SHARE OWNERSHIP

Ownership By Trustees and Officers

As of August 3, 2026, the Trustees and Officers of the Trust as a group owned of record less than 1% of any class of the Fund’s shares. The Board has adopted a policy requiring that each Independent Trustee shall have invested on an aggregate basis, within two years of membership on the Board, an amount equal to his or her prior calendar year’s base retainer and meeting attendance fees in shares of the MFS Funds.

The following table shows the dollar range of equity securities beneficially owned by each current Trustee in the Fund and, on an aggregate basis, in the MFS Funds, as of December 31, 2025.

The following dollar ranges apply:

N. None

A. $1 – $10,000

B. $10,001 – $50,000

C. $50,001 – $100,000

D. Over $100,000

Name and Position	Dollar Range of Equity Securities in MFS Core Bond Fund	Dollar Range of Equity Securities in MFS Corporate Bond Fund	Dollar Range of Equity Securities in MFS Lifetime 2030 Fund	Dollar Range of Equity Securities in MFS Lifetime 2035 Fund

Interested Trustee
Michael W. Roberge	N	N	N	N

Independent Trustees
Steven E. Buller	N	N	N	N
John A. Caroselli	N	N	N	N
Maureen R. Goldfarb	N	N	N	N
Peter D. Jones	N	N	N	N
John P. Kavanaugh	N	N	N	N
James W. Kilman, Jr.	N	N	N	N
Clarence Otis, Jr.	N	N	N	N
Maryanne L. Roepke	N	N	N	N
Paula E. Smith	N	N	N	N
Darrell A. Williams	N	N	N	N

Name and Position	Dollar Range of Equity Securities in MFS Lifetime 2040 Fund	Dollar Range of Equity Securities in MFS Lifetime 2045 Fund	Dollar Range of Equity Securities in MFS Lifetime 2050 Fund	Dollar Range of Equity Securities in MFS Lifetime 2055 Fund

Interested Trustee
Michael W. Roberge	N	N	N	N

Independent Trustees	N	N	N	N
Steven E. Buller	N	N	N	N
John A. Caroselli	N	N	N	N
Maureen R. Goldfarb	N	N	N	N
Peter D. Jones	N	N	N	N
John P. Kavanaugh	N	N	N	N
James W. Kilman, Jr.	N	N	N	N
Clarence Otis, Jr.	N	N	N	N
Maryanne L. Roepke	N	N	N	N
Paula E. Smith	N	N	N	N
Darrell A. Williams	N	N	N	N

Name and Position	Dollar Range of Equity Securities in MFS Lifetime 2060 Fund	Dollar Range of Equity Securities in MFS Lifetime 2065 Fund	Dollar Range of Equity Securities in MFS Lifetime 2070[1] Fund	Dollar Range of Equity Securities in MFS Lifetime Income Fund

Interested Trustee
Michael W. Roberge	N	N	N	N

Independent Trustees
Steven E. Buller	N	N	N	N
John A. Caroselli	N	N	N	N
Maureen R. Goldfarb	N	N	N	N
Peter D. Jones	N	N	N	N
John P. Kavanaugh	N	N	N	N
James W. Kilman, Jr.	N	N	N	N
Clarence Otis, Jr.	N	N	N	N
Maryanne L. Roepke	N	N	N	N
Paula E. Smith	N	N	N	N
Darrell A. Williams	N	N	N	N

Name and Position	Dollar Range of Equity Securities in MFS Limited Maturity Fund	Dollar Range of Equity Securities in MFS Municipal Limited Maturity Fund	Dollar Range of Equity Securities in MFS Total Return Bond Fund	Aggregate Dollar Range of Equity Securities in All MFS Funds Overseen by Trustee

Interested Trustee

Michael W. Roberge	N	N	N	D

Independent Trustees

Steven E. Buller	N	N	N	D
John A. Caroselli	N	N	N	D
Maureen R. Goldfarb	N	N	N	D
Peter D. Jones	D	N	N	D
John P. Kavanaugh	A	N	A	D
James W. Kilman, Jr.	D	N	N	D
Clarence Otis, Jr.	N	N	N	D
Maryanne L. Roepke	N	N	N	D
Paula E. Smith	N	N	N	D
Darrell A. Williams	N	N	N	D

1 Shares of MFS Lifetime 2070 Fund had not been offered for sale as of December 31, 2025.

25% or Greater Ownership of the Fund

The following table identifies those investors who own 25% or more of the Fund’s voting shares as of August 3, 2026. Shareholders who own 25% or more of the Fund’s shares may have a significant impact on any shareholder vote of the Fund.

FUND NAME	PERCENTAGE FUND OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS CORE BOND FUND	81.41	MASSACHUSETTS FINANCIAL SERVICES COMPANY[1]	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS CORPORATE BOND FUND	None	None

MFS LIFETIME 2030 FUND	None	None

MFS LIFETIME 2035 FUND	None	None

MFS LIFETIME 2040 FUND	None	None

MFS LIFETIME 2045 FUND	None	None

MFS LIFETIME 2050 FUND	None	None

MFS LIFETIME 2055 FUND	None	None

MFS LIFETIME 2060 FUND	None	None

MFS LIFETIME 2065 FUND	None	None

FUND NAME	PERCENTAGE FUND OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS LIFETIME 2070 FUND	99.97	MASSACHUSETTS FINANCIAL SERVICES COMPANY[1]	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS LIFETIME INCOME FUND	None	None

MFS LIMITED MATURITY FUND	None	None

MFS MUNICIPAL LIMITED MATURITY FUND	None	None

MFS TOTAL RETURN BOND FUND	None	None

1 Because Massachusetts Financial Services Company owns more than 25% of the Fund's shares, it may control the outcome of a vote of shareholders. Massachusetts Financial Services Company is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services company).

5% or Greater Ownership of Share Class

The following table identifies those investors who own of record or are known by a Fund to own beneficially 5% or more of any class of a Fund’s outstanding shares as of August 3, 2026.

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS CORE BOND FUND CLASS A
	29.53	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	7.01	REBECCA A WISHER 13420 TAFT RD CLINTON IL 61727-1508
	57.05	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632
MFS CORE BOND FUND CLASS C
	52.47	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	6.46	MICHELLE L GRAY 5211 HOOK CIR JAMESVILLE NY 13078-9776
	5.92	ROSEMARY J COOVER 17670 180TH RD ERIE KS 66733-4153
	5.46	MASSACHUSETTS FINANCIAL SERVICES COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632
	26.43	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632
MFS CORE BOND FUND CLASS I
	68.66	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	16.02	MASSACHUSETTS FINANCIAL SERVICES COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632
	8.26	CATHERINE S DITTMER 111 HUNTINGTON AVE BOSTON MA 02199-7632
	15.04	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632
MFS CORE BOND FUND CLASS R1
	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS CORE BOND FUND CLASS R2
	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632
MFS CORE BOND FUND CLASS R3
	62.61	MASSACHUSETTS FINANCIAL SERVICES COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632
	37.39	MATRIX TRUST COMPANY 717 17TH ST STE 1300 DENVER CO 80202-3304
	37.39	ADVISOR TRUST INC 717 17TH ST STE 1300 DENVER CO 80202-3304
	32.39	HABITAT FOR HUMANITY OF MONROE 717 17TH ST STE 1300 DENVER CO 80202-3304
	5.00	ROCKWALL INDEPENDENT SCHOOL DISTRICT 717 17TH ST STE 1300 DENVER CO 80202-3304
MFS CORE BOND FUND CLASS R4
	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632
MFS CORE BOND FUND CLASS R6
	99.73	MASSACHUSETTS FINANCIAL SERVICES COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632
MFS CORPORATE BOND FUND CLASS A
	74.88	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
MFS CORPORATE BOND FUND CLASS B
	21.62	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	20.75	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	7.42	AMERICAN ENTERPRISE INVESTMENT 707 2ND AVE S MINNEAPOLIS MN 55402-2405
	40.55	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632
MFS CORPORATE BOND FUND CLASS C
	26.34	AMERICAN ENTERPRISE INVESTMENT 707 2ND AVE S MINNEAPOLIS MN 55402-2405
	16.84	WELLS FARGO CLEARING SERVICES LLC 2801 MARKET ST SAINT LOUIS MO 63103-2523
	16.30	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	9.39	MORGAN STANLEY SMITH BARNEY 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1965
	6.54	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	5.22	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS CORPORATE BOND FUND CLASS I
	33.38	AMERICAN ENTERPRISE INVESTMENT 707 2ND AVE S MINNEAPOLIS MN 55402-2405
	12.00	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	9.55	MORGAN STANLEY SMITH BARNEY 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1965
	9.44	CHARLES SCHWAB & CO INC 211 MAIN ST SAN FRANCISCO CA 94105-1901
	8.98	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	8.65	WELLS FARGO CLEARING SERVICES LLC 2801 MARKET ST SAINT LOUIS MO 63103-2523
	5.53	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
	5.21	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
MFS CORPORATE BOND FUND CLASS R1
	37.52	MID ATLANTIC TRUST COMPANY 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	12.91	SUPERIOR BIOLOGICS INC & TRUST 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	6.53	YUPPIE PUPPY PET PRODUCTS, INC 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	5.78	WOODEN KIWI PRODUCTIONS LLC 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	36.36	EMPOWER TRUST 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002
	13.26	MATRIX TRUST COMPANY 717 17TH ST STE 1300 DENVER CO 80202-3304
	13.26	ADVISOR TRUST INC 717 17TH ST STE 1300 DENVER CO 80202-3304
	12.73	ASPIRE 717 17TH ST STE 1300 DENVER CO 80202-3304
	12.85	DCGT 711 HIGH ST DES MOINES IA 50392-0001
MFS CORPORATE BOND FUND CLASS R2
	39.06	EMPOWER TRUST 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002
	21.79	DCGT 711 HIGH ST DES MOINES IA 50392-0001
	11.61	MID ATLANTIC TRUST COMPANY 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	9.83	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC 100 MAGELLAN WAY COVINGTON KY 41015-1999
	5.99	BRELSH HOLDINGS, INC. 100 MAGELLAN WAY COVINGTON KY 41015-1999
	7.44	VOYA RETIREMENT INS & ANNUITY CO 1 ORANGE WAY B3N WINDSOR CT 06095-4773
	6.57	MATRIX TRUST COMPANY 717 17TH ST STE 1300 DENVER CO 80202-3304
	6.57	ADVISOR TRUST INC 717 17TH ST STE 1300 DENVER CO 80202-3304
	5.60	ASPIRE 717 17TH ST STE 1300 DENVER CO 80202-3304

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS CORPORATE BOND FUND CLASS R3
	36.86	EMPOWER TRUST 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002
	14.31	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	10.99	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC 100 MAGELLAN WAY COVINGTON KY 41015-1999
	7.98	STATE STREET BANK & TRUST 1 LINCOLN ST BOSTON MA 02111-2900
	6.07	ADP ACCESS PRODUCT 1 LINCOLN ST BOSTON MA 02111-2900
	7.84	MATRIX TRUST COMPANY 717 17TH ST STE 1300 DENVER CO 80202-3304
	7.16	ADVISOR TRUST INC 717 17TH ST STE 1300 DENVER CO 80202-3304
	5.29	MID ATLANTIC TRUST COMPANY 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	5.11	DCGT 711 HIGH ST DES MOINES IA 50392-0001
MFS CORPORATE BOND FUND CLASS R4
	42.58	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	36.69	DCGT 711 HIGH ST DES MOINES IA 50392-0001
	5.59	EMPOWER TRUST 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002
	5.35	MID ATLANTIC TRUST COMPANY 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	5.19	MATRIX TRUST COMPANY 1603 JUDSON RD LONGVIEW TX 75601-3649
	5.19	DR. SREEMAN JAMPANA 1603 JUDSON RD LONGVIEW TX 75601-3649
MFS CORPORATE BOND FUND CLASS R6
	79.92	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
	10.53	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
MFS LIFETIME 2030 FUND CLASS A
	13.50	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
	9.05	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
	6.47	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	6.32	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	5.14	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	40.65	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632
MFS LIFETIME 2030 FUND CLASS B
	23.35	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	19.02	LOUIS K GREENBLATT 19417 SPYGLASS HILL DR BATON ROUGE LA 70809-6700
	6.31	TIMOTHY MAHONEY 72 CHESTNUT ST NORTH READING MA 01864-2820
	5.03	TASHA MAHONEY 72 CHESTNUT ST NORTH READING MA 01864-2820
	66.67	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS LIFETIME 2030 FUND CLASS C
	10.83	AMERICAN ENTERPRISE INVESTMENT 707 2ND AVE S MINNEAPOLIS MN 55402-2405
	7.84	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	6.14	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	5.21	CHARLES SCHWAB & CO INC 211 MAIN ST SAN FRANCISCO CA 94105-1901
	56.16	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632
MFS LIFETIME 2030 FUND CLASS I
	30.87	MARY K MCKINNON PO BOX 690653 QUINCY MA 02269-0653
	10.30	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	8.82	RAYMOND JAMES 880 CARILLON PKWY ST PETERSBURG FL 33716-1102
	6.02	UBS WM USA 1000 HARBOR BLVD FL 6 WEEHAWKEN NJ 07086-6761
	53.56	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632
MFS LIFETIME 2030 FUND CLASS R1
	45.72	MID ATLANTIC TRUST COMPANY 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	37.99	CAROLINA KIDS PEDIATRIC ASSOCIATION 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	43.70	EMPOWER TRUST 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002
	10.51	MATRIX TRUST COMPANY 717 17TH ST STE 1300 DENVER CO 80202-3304
	10.51	ADVISOR TRUST INC 717 17TH ST STE 1300 DENVER CO 80202-3304
	10.51	ASPIRE 717 17TH ST STE 1300 DENVER CO 80202-3304
MFS LIFETIME 2030 FUND CLASS R2
	35.63	EMPOWER TRUST 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002
	28.11	MID ATLANTIC TRUST COMPANY 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	11.87	MASSACHUSETTS MUTUAL LIFE INSURANCE 1295 STATE STREET SPRINGFIELD MA 01111-0001
MFS LIFETIME 2030 FUND CLASS R3
	24.52	LINCOLN RETIREMENT PLAN SERVICES COMPANY PO BOX 7876 FORT WAYNE IN 46801-7876
	10.71	LANGUAGE LINE SERVICES PO BOX 7876 FORT WAYNE IN 46801-7876
	7.37	POST ACUTE MEDICAL LLC PO BOX 7876 FORT WAYNE IN 46801-7876
	21.11	JOHN HANCOCK LIFE INSURANCE COMPANY USA 200 BERKELEY ST BOSTON MA 02116-5023
	14.34	EMPOWER TRUST 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002
	12.27	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	5.32	JOHN HANCOCK TRUST COMPANY LLC 200 BERKELEY ST STE 7 BOSTON MA 02116-5038

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS LIFETIME 2030 FUND CLASS R4
	29.06	ALERUS FINANCIAL, N.A. 401 DEMERS AVE GRAND FORKS ND 58201-4574
	27.62	NEW PIG CORPORATION 401 DEMERS AVE GRAND FORKS ND 58201-4574
	18.97	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	15.80	EMPOWER TRUST 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002
	11.55	CHARLES SCHWAB & CO INC 211 MAIN ST SAN FRANCISCO CA 94105-1901
	7.85	REBECCA COWAN PO BOX 304 TIPTON PA 16684-0304
	7.85	PENDULUM FABRICATIONS PO BOX 304 TIPTON PA 16684-0304
MFS LIFETIME 2030 FUND CLASS R6
	21.84	EMPOWER TRUST 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002
	19.98	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	12.84	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
	11.27	LINCOLN RETIREMENT SERVICES COMPANY PO BOX 7876 FORT WAYNE IN 46801-7876
	7.56	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC 100 MAGELLAN WAY COVINGTON KY 41015-1999
	5.65	SMC CORPORATION 100 MAGELLAN WAY COVINGTON KY 41015-1999
	7.40	DCGT 711 HIGH ST DES MOINES IA 50392-0001
	5.58	VOYA INSTITUTIONAL TRUST COMPANY 1 ORANGE WAY B3N WINDSOR CT 06095-4773
MFS LIFETIME 2035 FUND CLASS A
	16.32	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
	11.12	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	10.61	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	9.75	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
	39.52	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632
MFS LIFETIME 2035 FUND CLASS B
	31.07	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	15.33	YUJI MIYATA 40 LEHIGH AISLE IRVINE CA 92612-4109
	10.18	ROBIN L SCHUTT 260 MC BISMARK RD GRAND ISLAND NE 68801-0319
	5.40	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	5.03	SAMANTHA A KNIGHT 524 STONEY CREEK DR WINDER GA 30680-7605
	62.56	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS LIFETIME 2035 FUND CLASS C
	10.16	MATRIX TRUST COMPANY 717 17TH ST STE 1300 DENVER CO 80202-3304
	10.16	ADVISOR TRUST INC 717 17TH ST STE 1300 DENVER CO 80202-3304
	10.16	TIMOTHY ACKERMANN 717 17TH ST STE 1300 DENVER CO 80202-3304
	8.38	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	5.34	WELLS FARGO CLEARING SERVICES LLC 2801 MARKET ST SAINT LOUIS MO 63103-2523
	53.48	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632
MFS LIFETIME 2035 FUND CLASS I
	69.39	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	13.09	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632
MFS LIFETIME 2035 FUND CLASS R1
	100.00	MID ATLANTIC TRUST COMPANY 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	56.53	MARTIN DENTAL STUDIO LAB 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	43.47	DESERT TACO LLC 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
MFS LIFETIME 2035 FUND CLASS R2
	32.90	MASSACHUSETTS MUTUAL LIFE INSURANCE 1295 STATE STREET SPRINGFIELD MA 01111-0001
	17.88	MID ATLANTIC TRUST COMPANY 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	10.05	PEDIATRIC DENTAL ASSOCIATES 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	13.25	JOHN HANCOCK TRUST COMPANY LLC 200 BERKELEY ST STE 7 BOSTON MA 02116-5038
	8.34	MATRIX TRUST COMPANY 717 17TH ST STE 1300 DENVER CO 80202-3304
	8.34	ADVISOR TRUST INC 717 17TH ST STE 1300 DENVER CO 80202-3304
	5.82	ASPIRE 717 17TH ST STE 1300 DENVER CO 80202-3304
	7.76	EMPOWER TRUST 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002
	7.51	TALCOTT RESOLUTION LIFE INSURANCE CO PO BOX 5051 HARTFORD CT 06102-5051
MFS LIFETIME 2035 FUND CLASS R3
	27.84	JOHN HANCOCK LIFE INSURANCE COMPANY USA 200 BERKELEY ST BOSTON MA 02116-5023
	17.91	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	14.09	LINCOLN RETIREMENT PLAN SERVICES COMPANY PO BOX 7876 FORT WAYNE IN 46801-7876
	11.51	POST ACUTE MEDICAL LLC PO BOX 7876 FORT WAYNE IN 46801-7876
	12.60	EMPOWER TRUST 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002
	5.64	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC 100 MAGELLAN WAY COVINGTON KY 41015-1999
	5.02	VOYA INSTITUTIONAL TRUST COMPANY 1 ORANGE WAY B3N WINDSOR CT 06095-4773

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS LIFETIME 2035 FUND CLASS R4
	39.29	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	38.07	ALERUS FINANCIAL, N.A. 401 DEMERS AVE GRAND FORKS ND 58201-4574
	35.53	NEW PIG CORPORATION 401 DEMERS AVE GRAND FORKS ND 58201-4574
	9.57	EMPOWER TRUST 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002
	6.44	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC 100 MAGELLAN WAY COVINGTON KY 41015-1999
MFS LIFETIME 2035 FUND CLASS R6
	29.65	EMPOWER TRUST 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002
	20.37	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	12.77	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
	9.55	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC 100 MAGELLAN WAY COVINGTON KY 41015-1999
	6.92	SMC CORPORATION 100 MAGELLAN WAY COVINGTON KY 41015-1999
	8.00	LINCOLN RETIREMENT SERVICES COMPANY PO BOX 7876 FORT WAYNE IN 46801-7876
	5.59	DCGT 711 HIGH ST DES MOINES IA 50392-0001
MFS LIFETIME 2040 FUND CLASS A
	13.36	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
	10.14	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	8.92	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	7.99	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
	7.78	AMERICAN ENTERPRISE INVESTMENT 707 2ND AVE S MINNEAPOLIS MN 55402-2405
	37.33	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632
MFS LIFETIME 2040 FUND CLASS B
	38.90	AMERICAN ENTERPRISE INVESTMENT 707 2ND AVE S MINNEAPOLIS MN 55402-2405
	18.55	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	8.54	KAREN K AKIENS 9520 COUNTY ROAD 302 PLANTERSVILLE TX 77363-8820
	7.44	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	31.03	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632
MFS LIFETIME 2040 FUND CLASS C
	9.92	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	9.33	AMERICAN ENTERPRISE INVESTMENT 707 2ND AVE S MINNEAPOLIS MN 55402-2405
	7.87	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	5.21	RAYMOND JAMES 880 CARILLON PKWY ST PETERSBURG FL 33716-1102
	54.70	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS LIFETIME 2040 FUND CLASS I
	54.78	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	17.16	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632
MFS LIFETIME 2040 FUND CLASS R1
	62.68	EMPOWER TRUST 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002
	29.50	MID ATLANTIC TRUST COMPANY 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	13.88	AVIATION MAINTENANCE GROUP INC 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	5.39	MATRIX TRUST COMPANY 717 17TH ST STE 1300 DENVER CO 80202-3304
	5.39	ADVISOR TRUST INC 717 17TH ST STE 1300 DENVER CO 80202-3304
	5.39	ASPIRE 717 17TH ST STE 1300 DENVER CO 80202-3304
MFS LIFETIME 2040 FUND CLASS R2
	36.54	MID ATLANTIC TRUST COMPANY 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	27.49	EMPOWER TRUST 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002
	6.42	JOHN HANCOCK TRUST COMPANY LLC 200 BERKELEY ST STE 7 BOSTON MA 02116-5038
	5.79	MASSACHUSETTS MUTUAL LIFE INSURANCE 1295 STATE STREET SPRINGFIELD MA 01111-0001
MFS LIFETIME 2040 FUND CLASS R3
	27.62	LINCOLN RETIREMENT PLAN SERVICES COMPANY PO BOX 7876 FORT WAYNE IN 46801-7876
	11.92	LANGUAGE LINE SERVICES PO BOX 7876 FORT WAYNE IN 46801-7876
	8.85	POST ACUTE MEDICAL LLC PO BOX 7876 FORT WAYNE IN 46801-7876
	5.49	HEALTH ADVOCATE PO BOX 7876 FORT WAYNE IN 46801-7876
	22.05	JOHN HANCOCK LIFE INSURANCE COMPANY USA 200 BERKELEY ST BOSTON MA 02116-5023
	20.50	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	9.56	EMPOWER TRUST 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002
MFS LIFETIME 2040 FUND CLASS R4
	26.37	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	26.17	CHARLES SCHWAB & CO INC 211 MAIN ST SAN FRANCISCO CA 94105-1901
	19.85	ALERUS FINANCIAL, N.A. 401 DEMERS AVE GRAND FORKS ND 58201-4574
	18.35	NEW PIG CORPORATION 401 DEMERS AVE GRAND FORKS ND 58201-4574
	11.58	EMPOWER TRUST 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002
	8.31	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC 100 MAGELLAN WAY COVINGTON KY 41015-1999

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS LIFETIME 2040 FUND CLASS R6
	27.64	EMPOWER TRUST 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002
	16.62	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	15.34	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
	10.61	LINCOLN RETIREMENT PLAN SERVICES COMPANY PO BOX 7876 FORT WAYNE IN 46801-7876
	5.32	ATLANTIC BROADBAND PO BOX 7876 FORT WAYNE IN 46801-7876
	5.67	ASCENSUS TRUST COMPANY PO BOX 10758 FARGO ND 58106-0758
	5.25	DCGT 711 HIGH ST DES MOINES IA 50392-0001
MFS LIFETIME 2045 FUND CLASS A
	20.26	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	13.60	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	12.87	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
	8.47	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
	31.94	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632
MFS LIFETIME 2045 FUND CLASS B
	82.56	MASSACHUSETTS FINANCIAL SERVICES COMPANY 111 HUNTINGTON AVENUE BOSTON MA 02199-7632
	10.52	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
MFS LIFETIME 2045 FUND CLASS C
	22.33	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	6.36	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	6.29	KEVIN T JARRY 36 HIDDEN VALLEY RD GROTON MA 01450-2232
	5.18	AMERICAN ENTERPRISE INVESTMENT 707 2ND AVE S MINNEAPOLIS MN 55402-2405
	58.84	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632
MFS LIFETIME 2045 FUND CLASS I
	79.27	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	9.87	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632
MFS LIFETIME 2045 FUND CLASS R1
	99.88	MID ATLANTIC TRUST COMPANY 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	51.89	CHARLES F SIMONET 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	44.24	DESERT TACO LLC 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS LIFETIME 2045 FUND CLASS R2
	32.26	MASSACHUSETTS MUTUAL LIFE INSURANCE 1295 STATE STREET SPRINGFIELD MA 01111-0001
	23.44	JOHN HANCOCK TRUST COMPANY LLC 200 BERKELEY ST STE 7 BOSTON MA 02116-5038
	16.15	MID ATLANTIC TRUST COMPANY 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	13.90	EMPOWER TRUST 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002
	5.82	TALCOTT RESOLUTION LIFE INSURANCE CO PO BOX 5051 HARTFORD CT 06102-5051
MFS LIFETIME 2045 FUND CLASS R3
	27.56	JOHN HANCOCK LIFE INSURANCE COMPANY USA 200 BERKELEY ST BOSTON MA 02116-5023
	24.32	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	12.15	LINCOLN RETIREMENT PLAN SERVICES COMPANY PO BOX 7876 FORT WAYNE IN 46801-7876
	9.35	POST ACUTE MEDICAL LLC PO BOX 7876 FORT WAYNE IN 46801-7876
	10.37	EMPOWER TRUST 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002
	6.36	VOYA INSTITUTIONAL TRUST COMPANY 1 ORANGE WAY B3N WINDSOR CT 06095-4773
	6.29	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC 100 MAGELLAN WAY COVINGTON KY 41015-1999
MFS LIFETIME 2045 FUND CLASS R4
	45.58	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	21.95	ALERUS FINANCIAL, N.A. 401 DEMERS AVE GRAND FORKS ND 58201-4574
	18.88	NEW PIG CORPORATION 401 DEMERS AVE GRAND FORKS ND 58201-4574
	10.81	EMPOWER TRUST 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002
	9.55	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC 100 MAGELLAN WAY COVINGTON KY 41015-1999
	6.07	KEESAL YOUNG & LOGAN 100 MAGELLAN WAY COVINGTON KY 41015-1999
MFS LIFETIME 2045 FUND CLASS R6
	35.75	EMPOWER TRUST 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002
	20.72	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	12.23	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
	7.76	LINCOLN RETIREMENT SERVICES COMPANY PO BOX 7876 FORT WAYNE IN 46801-7876

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS LIFETIME 2050 FUND CLASS A
	16.59	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	13.62	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	7.80	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
	6.81	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
	41.16	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632
MFS LIFETIME 2050 FUND CLASS B
	32.64	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	26.90	AMERICAN ENTERPRISE INVESTMENT 707 2ND AVE S MINNEAPOLIS MN 55402-2405
	7.16	JOHN R LEVESQUE 2805 S DENALI PL MERIDIAN ID 83642-8103
	7.16	ANGELA A LEVESQUE 2805 S DENALI PL MERIDIAN ID 83642-8103
	5.81	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	32.14	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632
MFS LIFETIME 2050 FUND CLASS C
	14.81	AMERICAN ENTERPRISE INVESTMENT 707 2ND AVE S MINNEAPOLIS MN 55402-2405
	9.65	RICK L MORGAN 102 AXIS DEER TRL HUTTO TX 78634-5030
	8.75	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	8.18	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	54.58	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632
MFS LIFETIME 2050 FUND CLASS I
	69.13	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	6.82	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	5.37	TIMOTHY W DITTMER & CATHERINE S DITTMER 111 HUNTINGTON AVE BOSTON MA 02199-7632
	11.49	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632
MFS LIFETIME 2050 FUND CLASS R1
	59.69	EMPOWER TRUST 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002
	38.58	MID ATLANTIC TRUST COMPANY 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	14.78	CAROLINA KIDS PEDIATRIC ASSOCIATION 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	12.28	MAGIS AMERICAS 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	8.65	CIOTTI ENTERPRISES 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS LIFETIME 2050 FUND CLASS R2
	30.72	MASSACHUSETTS MUTUAL LIFE INSURANCE 1295 STATE STREET SPRINGFIELD MA 01111-0001
	27.07	MID ATLANTIC TRUST COMPANY 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	20.54	EMPOWER TRUST 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002
	7.25	JOHN HANCOCK TRUST COMPANY LLC 200 BERKELEY ST STE 7 BOSTON MA 02116-5038
MFS LIFETIME 2050 FUND CLASS R3
	24.92	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	24.61	LINCOLN RETIREMENT PLAN SERVICES COMPANY PO BOX 7876 FORT WAYNE IN 46801-7876
	10.05	LANGUAGE LINE SERVICES PO BOX 7876 FORT WAYNE IN 46801-7876
	8.14	POST ACUTE MEDICAL LLC PO BOX 7876 FORT WAYNE IN 46801-7876
	20.71	JOHN HANCOCK LIFE INSURANCE COMPANY USA 200 BERKELEY ST BOSTON MA 02116-5023
	11.08	EMPOWER TRUST 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002
MFS LIFETIME 2050 FUND CLASS R4
	34.08	CHARLES SCHWAB & CO INC 211 MAIN ST SAN FRANCISCO CA 94105-1901
	24.41	EMPOWER TRUST 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002
	18.86	ALERUS FINANCIAL, N.A. 401 DEMERS AVE GRAND FORKS ND 58201-4574
	16.39	NEW PIG CORPORATION 401 DEMERS AVE GRAND FORKS ND 58201-4574
	13.25	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
MFS LIFETIME 2050 FUND CLASS R6
	30.52	EMPOWER TRUST 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002
	21.19	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	10.46	LINCOLN RETIREMENT SERVICES COMPANY PO BOX 7876 FORT WAYNE IN 46801-7876
	9.30	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
	8.19	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC 100 MAGELLAN WAY COVINGTON KY 41015-1999
MFS LIFETIME 2055 FUND CLASS A
	22.70	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	7.95	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
	7.49	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	47.19	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS LIFETIME 2055 FUND CLASS B
	49.09	MASSACHUSETTS FINANCIAL SERVICES COMPANY 111 HUNTINGTON AVENUE BOSTON MA 02199-7632
	33.25	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	11.79	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632
MFS LIFETIME 2055 FUND CLASS C
	15.86	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	8.47	AMERICAN ENTERPRISE INVESTMENT 707 2ND AVE S MINNEAPOLIS MN 55402-2405
	7.32	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	6.38	BRIAN L COX 8424 PALUXY HWY TOLAR TX 76476-6607
	6.24	RADIA J CARR 3383 CYPRESS CT MONMOUTH JUNCTION NJ 08852-2109
	5.48	SUMMER L COX 8424 PALUXY HWY TOLAR TX 76476-6607
	61.94	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632
MFS LIFETIME 2055 FUND CLASS I
	70.24	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	8.45	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	13.05	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632
MFS LIFETIME 2055 FUND CLASS R1
	70.51	ASCENSUS TRUST COMPANY PO BOX 10758 FARGO ND 58106-0758
	70.51	YCC PRODUCTS PO BOX 10758 FARGO ND 58106-0758
	29.49	MID ATLANTIC TRUST COMPANY 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	11.42	DESERT TACO LLC 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	7.62	MAGIS AMERICAS 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	6.98	EMBER BEER COMPANY 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
MFS LIFETIME 2055 FUND CLASS R2
	35.81	MASSACHUSETTS MUTUAL LIFE INSURANCE 1295 STATE STREET SPRINGFIELD MA 01111-0001
	17.99	MID ATLANTIC TRUST COMPANY 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	12.06	JOHN HANCOCK TRUST COMPANY LLC 200 BERKELEY ST STE 7 BOSTON MA 02116-5038
	10.30	EMPOWER TRUST 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002
	6.79	STATE STREET BANK & TRUST 1 LINCOLN ST BOSTON MA 02111-2900
	6.79	ADP ACCESS PRODUCT 1 LINCOLN ST BOSTON MA 02111-2900
	5.89	TALCOTT RESOLUTION LIFE INSURANCE CO PO BOX 5051 HARTFORD CT 06102-5051
	5.17	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS LIFETIME 2055 FUND CLASS R3
	27.76	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	19.65	JOHN HANCOCK LIFE INSURANCE COMPANY USA 200 BERKELEY ST BOSTON MA 02116-5023
	16.97	EMPOWER TRUST 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002
	8.82	LINCOLN RETIREMENT PLAN SERVICES COMPANY PO BOX 7876 FORT WAYNE IN 46801-7876
	8.68	POST ACUTE MEDICAL LLC PO BOX 7876 FORT WAYNE IN 46801-7876
	5.57	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC 100 MAGELLAN WAY COVINGTON KY 41015-1999
MFS LIFETIME 2055 FUND CLASS R4
	42.32	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	29.06	ALERUS FINANCIAL, N.A. 401 DEMERS AVE GRAND FORKS ND 58201-4574
	23.44	NEW PIG CORPORATION 401 DEMERS AVE GRAND FORKS ND 58201-4574
	9.74	EMPOWER TRUST 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002
	9.35	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC 100 MAGELLAN WAY COVINGTON KY 41015-1999
	6.44	CHAMPION CHEVROLET 100 MAGELLAN WAY COVINGTON KY 41015-1999
MFS LIFETIME 2055 FUND CLASS R6
	33.05	EMPOWER TRUST 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002
	22.69	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	9.22	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC 100 MAGELLAN WAY COVINGTON KY 41015-1999
	6.14	MELTWATER NEWS US INC. 100 MAGELLAN WAY COVINGTON KY 41015-1999
	9.03	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
	8.45	LINCOLN RETIREMENT SERVICES COMPANY PO BOX 7876 FORT WAYNE IN 46801-7876
MFS LIFETIME 2060 FUND CLASS A
	42.73	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	12.41	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	32.82	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632
MFS LIFETIME 2060 FUND CLASS B
	81.68	MASSACHUSETTS FINANCIAL SERVICES COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632
	8.33	SETH M EGGERT 15585 HALSEY AVE CARVER MN 55315-4426
	15.65	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS LIFETIME 2060 FUND CLASS C
	17.11	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	11.29	ASCENSUS TRUST COMPANY PO BOX 10758 FARGO ND 58106-0758
	11.29	CARMOUCHE & ASSOCIATES, LLC PO BOX 10758 FARGO ND 58106-0758
	62.45	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632
MFS LIFETIME 2060 FUND CLASS I
	39.91	TIMOTHY W DITTMER & CATHERINE S DITTMER 111 HUNTINGTON AVE BOSTON MA 02199-7632
	12.35	ASCENSUS TRUST COMPANY PO BOX 10758 FARGO ND 58106-0758
	12.35	TIME WISE FINANCIAL LLC PO BOX 10758 FARGO ND 58106-0758
	10.07	MASSACHUSETTS FINANCIAL SERVICES COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632
	6.48	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	25.48	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632
MFS LIFETIME 2060 FUND CLASS R1
	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632
MFS LIFETIME 2060 FUND CLASS R2
	35.08	JOHN HANCOCK TRUST COMPANY LLC 200 BERKELEY ST STE 7 BOSTON MA 02116-5038
	22.50	EMPOWER TRUST 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002
	17.86	TALCOTT RESOLUTION LIFE INSURANCE CO PO BOX 5051 HARTFORD CT 06102-5051
	9.04	MID ATLANTIC TRUST COMPANY 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	6.02	MASSACHUSETTS MUTUAL LIFE INSURANCE 1295 STATE STREET SPRINGFIELD MA 01111-0001
MFS LIFETIME 2060 FUND CLASS R3
	37.19	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	19.88	JOHN HANCOCK LIFE INSURANCE COMPANY USA 200 BERKELEY ST BOSTON MA 02116-5023
	16.80	LINCOLN RETIREMENT PLAN SERVICES COMPANY PO BOX 7876 FORT WAYNE IN 46801-7876
	7.47	LANGUAGE LINE SERVICES PO BOX 7876 FORT WAYNE IN 46801-7876
	7.01	POST ACUTE MEDICAL LLC PO BOX 7876 FORT WAYNE IN 46801-7876
	11.54	VOYA INSTITUTIONAL TRUST COMPANY 1 ORANGE WAY B3N WINDSOR CT 06095-4773
	5.62	EMPOWER TRUST 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS LIFETIME 2060 FUND CLASS R4
	33.16	CHARLES SCHWAB & CO INC 211 MAIN ST SAN FRANCISCO CA 94105-1901
	32.24	ALERUS FINANCIAL, N.A. 401 DEMERS AVE GRAND FORKS ND 58201-4574
	23.54	NEW PIG CORPORATION 401 DEMERS AVE GRAND FORKS ND 58201-4574
	7.00	LCH HEALTH AND COMMUNITY SERVICES 401 DEMERS AVE GRAND FORKS ND 58201-4574
	10.63	EMPOWER TRUST 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002
	7.91	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC 100 MAGELLAN WAY COVINGTON KY 41015-1999
	5.36	KEESAL YOUNG & LOGAN 100 MAGELLAN WAY COVINGTON KY 41015-1999
	7.65	MID ATLANTIC TRUST COMPANY 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	5.95	R & D TRANSPORTATION SERVICES INC 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	6.18	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
MFS LIFETIME 2060 FUND CLASS R6
	29.41	EMPOWER TRUST 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002
	22.78	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	10.08	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
	9.11	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC 100 MAGELLAN WAY COVINGTON KY 41015-1999
	8.30	LINCOLN RETIREMENT PLAN SERVICES COMPANY PO BOX 7876 FORT WAYNE IN 46801-7876
MFS LIFETIME 2065 FUND CLASS A
	23.66	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	10.99	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
	61.12	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632
MFS LIFETIME 2065 FUND CLASS C
	12.30	MASSACHUSETTS FINANCIAL SERVICES COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632
	10.35	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	6.37	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	65.93	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS LIFETIME 2065 FUND CLASS I
	64.72	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	25.52	TIMOTHY W DITTMER & CATHERINE S DITTMER 111 HUNTINGTON AVE BOSTON MA 02199-7632
MFS LIFETIME 2065 FUND CLASS R1
	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632
MFS LIFETIME 2065 FUND CLASS R2
	95.85	EMPOWER TRUST 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002
MFS LIFETIME 2065 FUND CLASS R3
	77.15	JOHN HANCOCK LIFE INSURANCE COMPANY USA 200 BERKELEY ST BOSTON MA 02116-5023
	9.17	LINCOLN RETIREMENT PLAN SERVICES COMPANY PO BOX 7876 FORT WAYNE IN 46801-7876
	9.17	POST ACUTE MEDICAL LLC PO BOX 7876 FORT WAYNE IN 46801-7876
	5.40	EMPOWER TRUST 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002
MFS LIFETIME 2065 FUND CLASS R4
	83.21	CHARLES SCHWAB & CO INC 211 MAIN ST SAN FRANCISCO CA 94105-1901
	6.61	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	6.24	MASSACHUSETTS FINANCIAL SERVICES COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632
MFS LIFETIME 2065 FUND CLASS R6
	35.47	EMPOWER TRUST 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002
	27.20	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	11.83	LINCOLN RETIREMENT SERVICES COMPANY PO BOX 7876 FORT WAYNE IN 46801-7876
	7.50	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC 100 MAGELLAN WAY COVINGTON KY 41015-1999
	6.03	DCGT 711 HIGH ST DES MOINES IA 50392-0001
MFS LIFETIME 2070 FUND CLASS A
	99.35	MASSACHUSETTS FINANCIAL SERVICES COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632
MFS LIFETIME 2070 FUND CLASS C
	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS LIFETIME 2070 FUND CLASS I
	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632
MFS LIFETIME 2070 FUND CLASS R1
	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632
MFS LIFETIME 2070 FUND CLASS R2
	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632
MFS LIFETIME 2070 FUND CLASS R3
	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632
MFS LIFETIME 2070 FUND CLASS R4
	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632
MFS LIFETIME 2070 FUND CLASS R6
	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632
MFS LIFETIME INCOME FUND CLASS A
	20.55	WELLS FARGO CLEARING SERVICES LLC 2801 MARKET ST SAINT LOUIS MO 63103-2523
	15.99	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
	13.98	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	8.79	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
	5.79	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	17.00	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632
MFS LIFETIME INCOME FUND CLASS B
	25.06	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	17.19	RONALD W RANDAZZO 43 BRIDGE ST PELHAM NH 03076-3400
	13.58	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	51.45	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS LIFETIME INCOME FUND CLASS C
	38.45	WELLS FARGO CLEARING SERVICES LLC 2801 MARKET ST SAINT LOUIS MO 63103-2523
	15.31	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	13.83	AMERICAN ENTERPRISE INVESTMENT 707 2ND AVE S MINNEAPOLIS MN 55402-2405
	6.25	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	16.10	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632
MFS LIFETIME INCOME FUND CLASS I
	35.31	JOSEPH C FLAHERTY JR & EVA M FLAHERTY TTEES JOSEPH C FLAHERTY JR REV TRUST 111 HUNTINGTON AVE BOSTON MA 02199-7632
	13.91	RAYMOND JAMES 880 CARILLON PKWY ST PETERSBURG FL 33716-1102
	9.85	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
	5.65	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	5.56	WELLS FARGO CLEARING SERVICES LLC 2801 MARKET ST SAINT LOUIS MO 63103-2523
	5.18	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	7.89	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632
MFS LIFETIME INCOME FUND CLASS R1
	50.44	EMPOWER TRUST 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002
	39.80	MID ATLANTIC TRUST COMPANY 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	12.94	JESUIT CONFERENCE INC 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	6.31	CUSTOM NEWS INC 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
MFS LIFETIME INCOME FUND CLASS R2
	29.68	MASSACHUSETTS MUTUAL LIFE INSURANCE 1295 STATE STREET SPRINGFIELD MA 01111-0001
	26.47	MID ATLANTIC TRUST COMPANY 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	12.71	EMPOWER TRUST 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002
	6.45	TALCOTT RESOLUTION LIFE INSURANCE CO PO BOX 5051 HARTFORD CT 06102-5051

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS LIFETIME INCOME FUND CLASS R3
	25.08	JOHN HANCOCK LIFE INSURANCE COMPANY USA 200 BERKELEY ST BOSTON MA 02116-5023
	19.10	EMPOWER TRUST 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002
	16.28	LINCOLN RETIREMENT PLAN SERVICES COMPANY PO BOX 7876 FORT WAYNE IN 46801-7876
	6.72	POST ACUTE MEDICAL LLC PO BOX 7876 FORT WAYNE IN 46801-7876
	6.47	LANGUAGE LINE SERVICES PO BOX 7876 FORT WAYNE IN 46801-7876
	9.06	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	7.09	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC 100 MAGELLAN WAY COVINGTON KY 41015-1999
	6.96	MID ATLANTIC TRUST COMPANY 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
MFS LIFETIME INCOME FUND CLASS R4
	33.35	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	28.29	ALERUS FINANCIAL, N.A. 401 DEMERS AVE GRAND FORKS ND 58201-4574
	26.18	NEW PIG CORPORATION 401 DEMERS AVE GRAND FORKS ND 58201-4574
	12.22	EMPOWER TRUST 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002
	11.24	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC 100 MAGELLAN WAY COVINGTON KY 41015-1999
	10.02	CHAMPION CHEVROLET 100 MAGELLAN WAY COVINGTON KY 41015-1999
MFS LIFETIME INCOME FUND CLASS R6
	23.09	EMPOWER TRUST 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002
	19.68	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	10.97	LINCOLN RETIREMENT SERVICES COMPANY PO BOX 7876 FORT WAYNE IN 46801-7876
	7.42	DCGT 711 HIGH ST DES MOINES IA 50392-0001
	6.36	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC 100 MAGELLAN WAY COVINGTON KY 41015-1999
	5.04	SMC CORPORATION 100 MAGELLAN WAY COVINGTON KY 41015-1999
	5.52	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
MFS LIMITED MATURITY FUND CLASS A
	73.74	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
	5.06	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632
MFS LIMITED MATURITY FUND CLASS B
	84.52	AMERICAN ENTERPRISE INVESTMENT 707 2ND AVE S MINNEAPOLIS MN 55402-2405
	11.56	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS LIMITED MATURITY FUND CLASS C
	13.38	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	11.22	MORGAN STANLEY SMITH BARNEY 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1965
	8.66	WELLS FARGO CLEARING SERVICES LLC 2801 MARKET ST SAINT LOUIS MO 63103-2523
	8.38	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	7.37	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	7.36	AMERICAN ENTERPRISE INVESTMENT 707 2ND AVE S MINNEAPOLIS MN 55402-2405
	7.13	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
	7.04	RAYMOND JAMES 880 CARILLON PKWY ST PETERSBURG FL 33716-1102
	16.22	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632
MFS LIMITED MATURITY FUND CLASS I
	20.97	AMERICAN ENTERPRISE INVESTMENT 707 2ND AVE S MINNEAPOLIS MN 55402-2405
	15.98	MAC & CO 500 GRANT ST RM 151-1010 PITTSBURGH PA 15219-2502
	13.29	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	9.08	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	8.75	MORGAN STANLEY SMITH BARNEY 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1965
	7.48	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	5.29	WELLS FARGO CLEARING SERVICES LLC 2801 MARKET ST SAINT LOUIS MO 63103-2523
	5.11	RAYMOND JAMES 880 CARILLON PKWY ST PETERSBURG FL 33716-1102
MFS LIMITED MATURITY FUND CLASS R1
	74.42	EMPOWER TRUST 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002
	13.94	MATRIX TRUST COMPANY 717 17TH ST STE 1300 DENVER CO 80202-3304
	13.94	ADVISOR TRUST INC 717 17TH ST STE 1300 DENVER CO 80202-3304
	13.94	ASPIRE 717 17TH ST STE 1300 DENVER CO 80202-3304
	10.84	ASCENSUS TRUST COMPANY PO BOX 10758 FARGO ND 58106-0758
	10.84	YCC PRODUCTS PO BOX 10758 FARGO ND 58106-0758
MFS LIMITED MATURITY FUND CLASS R2
	74.85	EMPOWER TRUST 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002
	18.97	MATRIX TRUST COMPANY 717 17TH ST STE 1300 DENVER CO 80202-3304
	18.97	ADVISOR TRUST INC 717 17TH ST STE 1300 DENVER CO 80202-3304
	18.97	ASPIRE 717 17TH ST STE 1300 DENVER CO 80202-3304
	5.83	MID ATLANTIC TRUST COMPANY 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	5.83	ATLAS REFRIGERATION INC 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS LIMITED MATURITY FUND CLASS R3
	47.41	ASCENSUS TRUST COMPANY PO BOX 10758 FARGO ND 58106-0758
	42.93	LEBLANC & ASSOCIATES PO BOX 10758 FARGO ND 58106-0758
	30.30	MATRIX TRUST COMPANY 717 17TH ST STE 1300 DENVER CO 80202-3304
	30.30	ADVISOR TRUST INC 717 17TH ST STE 1300 DENVER CO 80202-3304
	30.30	ASPIRE 717 17TH ST STE 1300 DENVER CO 80202-3304
	18.62	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC 100 MAGELLAN WAY COVINGTON KY 41015-1999
	18.62	MIKE SHAW AUTOMOTIVE 100 MAGELLAN WAY COVINGTON KY 41015-1999
MFS LIMITED MATURITY FUND CLASS R4
	62.05	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	27.87	ASCENSUS TRUST COMPANY PO BOX 10758 FARGO ND 58106-0758
	25.04	WESTERN RESERVE HOSPITAL, LLC PO BOX 10758 FARGO ND 58106-0758
	9.72	MID ATLANTIC TRUST COMPANY 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	5.92	CARPETMASTER OF LATHAM LTD 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
MFS LIMITED MATURITY FUND CLASS R6
	39.17	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
	39.82	STATE STREET BANK[1] 200 NEWPORT AVENUE EXT NORTH QUINCY MA 02171-2102
	24.38	MFS CONSERVATIVE ALLOCATION FUND 200 NEWPORT AVENUE EXT NORTH QUINCY MA 02171-2102
	10.30	MFS LIFETIME INCOME FUND 200 NEWPORT AVENUE EXT NORTH QUINCY MA 02171-2102
	5.14	MFS LIFETIME 2030 FUND 200 NEWPORT AVENUE EXT NORTH QUINCY MA 02171-2102
	18.29	MAC & CO 500 GRANT ST RM 151-1010 PITTSBURGH PA 15219-2502
MFS MUNICIPAL LIMITED MATURITY FUND CLASS A
	72.77	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
MFS MUNICIPAL LIMITED MATURITY FUND CLASS B
	64.91	MASSACHUSETTS FINANCIAL SERVICES COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632
	17.97	STORM E MILLER 14320 BIDWELL AVE CLEVELAND OH 44111-1453
	17.12	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS MUNICIPAL LIMITED MATURITY FUND CLASS C
	13.89	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	13.87	AMERICAN ENTERPRISE INVESTMENT 707 2ND AVE S MINNEAPOLIS MN 55402-2405
	10.03	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
	10.01	WELLS FARGO CLEARING SERVICES LLC 2801 MARKET ST SAINT LOUIS MO 63103-2523
	9.94	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
	9.63	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	6.81	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	6.05	RAYMOND JAMES 880 CARILLON PKWY ST PETERSBURG FL 33716-1102
	5.23	MORGAN STANLEY SMITH BARNEY 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1965
MFS MUNICIPAL LIMITED MATURITY FUND CLASS I
	18.27	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
	16.07	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	13.80	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	12.73	AMERICAN ENTERPRISE INVESTMENT 707 2ND AVE S MINNEAPOLIS MN 55402-2405
	11.81	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	7.09	MORGAN STANLEY SMITH BARNEY 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1965
	5.69	RAYMOND JAMES 880 CARILLON PKWY ST PETERSBURG FL 33716-1102
MFS MUNICIPAL LIMITED MATURITY FUND CLASS R6
	86.04	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
	6.04	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
MFS TOTAL RETURN BOND FUND CLASS A
	81.34	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
	5.92	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
MFS TOTAL RETURN BOND FUND CLASS B
	49.92	AMERICAN ENTERPRISE INVESTMENT 707 2ND AVE S MINNEAPOLIS MN 55402-2405
	21.26	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	16.13	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS TOTAL RETURN BOND FUND CLASS C
	18.83	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
	17.07	AMERICAN ENTERPRISE INVESTMENT 707 2ND AVE S MINNEAPOLIS MN 55402-2405
	9.49	WELLS FARGO CLEARING SERVICES LLC 2801 MARKET ST SAINT LOUIS MO 63103-2523
	9.30	MORGAN STANLEY SMITH BARNEY 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1965
	6.78	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	6.68	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	11.12	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632
MFS TOTAL RETURN BOND FUND CLASS I
	25.45	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
	16.10	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	14.31	MAC & CO 500 GRANT ST RM 151-1010 PITTSBURGH PA 15219-2502
	11.24	AMERICAN ENTERPRISE INVESTMENT 707 2ND AVE S MINNEAPOLIS MN 55402-2405
	7.79	MORGAN STANLEY SMITH BARNEY 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1965
	5.62	CHARLES SCHWAB & CO INC 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4141
	5.09	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
MFS TOTAL RETURN BOND FUND CLASS R1
	62.15	EMPOWER TRUST 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002
	24.23	MATRIX TRUST COMPANY 717 17TH ST STE 1300 DENVER CO 80202-3304
	24.23	ADVISOR TRUST INC 717 17TH ST STE 1300 DENVER CO 80202-3304
	24.23	ASPIRE 717 17TH ST STE 1300 DENVER CO 80202-3304
	13.62	MID ATLANTIC TRUST COMPANY 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	7.33	WINDOW WORLD OF ALBUQUERQUE 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
MFS TOTAL RETURN BOND FUND CLASS R2
	49.17	TALCOTT RESOLUTION LIFE INSURANCE CO PO BOX 5051 HARTFORD CT 06102-5051
	25.41	EMPOWER TRUST 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002
	8.88	MATRIX TRUST COMPANY 717 17TH ST STE 1300 DENVER CO 80202-3304
	8.88	ADVISOR TRUST INC 717 17TH ST STE 1300 DENVER CO 80202-3304
	8.88	ASPIRE 717 17TH ST STE 1300 DENVER CO 80202-3304
	6.85	DCGT 711 HIGH ST DES MOINES IA 50392-0001

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS TOTAL RETURN BOND FUND CLASS R3
	13.88	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	13.55	JOHN HANCOCK TRUST COMPANY LLC 200 BERKELEY ST STE 7 BOSTON MA 02116-5038
	13.46	EMPOWER TRUST 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002
	13.28	ASCENSUS TRUST COMPANY PO BOX 10758 FARGO ND 58106-0758
	6.80	FIRST HOUSING DEVELOPMENT CORP PO BOX 10758 FARGO ND 58106-0758
	7.77	CHARLES SCHWAB & CO INC 211 MAIN ST SAN FRANCISCO CA 94105-1901
	7.75	CHARLES SCHWAB TRUST BANK 2423 E LINCOLN DR PHOENIX AZ 85016-1215
	7.75	SEVIER COUNTY ELECTRIC SYSTEM 2423 E LINCOLN DR PHOENIX AZ 85016-1215
	6.58	VOYA INSTITUTIONAL TRUST COMPANY 1 ORANGE WAY WINDSOR CT 06095-4774
	6.58	ARCHDIOCESE OF NEW ORLEANS 1 ORANGE WAY WINDSOR CT 06095-4774
MFS TOTAL RETURN BOND FUND CLASS R4
	30.05	EMPOWER TRUST 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002
	9.88	SUNTRUST 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002
	26.56	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
	23.26	DCGT 711 HIGH ST DES MOINES IA 50392-0001
	6.91	NATIONWIDE TRUST COMPANY PO BOX 182029 COLUMBUS OH 43218-2029
	5.36	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC 100 MAGELLAN WAY COVINGTON KY 41015-1999
MFS TOTAL RETURN BOND FUND CLASS R6
	36.64	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
	27.47	STATE STREET BANK[1] 200 NEWPORT AVENUE EXT NORTH QUINCY MA 02171-2102
	14.27	MFS MODERATE ALLOCATION FUND 200 NEWPORT AVENUE EXT NORTH QUINCY MA 02171-2102
	13.21	MFS CONSERVATIVE ALLOCATION FUND 200 NEWPORT AVENUE EXT NORTH QUINCY MA 02171-2102
	8.42	MAC & CO 500 GRANT ST RM 151-1010 PITTSBURGH PA 15219-2502

1 State Street Bank is the record owner of shares of the Fund on behalf of certain investment companies advised by MFS.

APPENDIX D - PORTFOLIO MANAGER(S)

Compensation

MFS’ philosophy is to align portfolio manager compensation with the goal to provide shareholders with long-term value through a collaborative investment process. Therefore, MFS uses long-term investment performance as well as contribution to the overall investment process and collaborative culture as key factors in determining portfolio manager compensation. In addition, MFS seeks to maintain total compensation programs that are competitive in the asset management industry in each geographic market where it has employees. MFS uses competitive compensation data to ensure that compensation practices are aligned with its goals of attracting, retaining, and motivating the highest-quality professionals.

MFS reviews portfolio manager compensation annually. In determining portfolio manager compensation, MFS uses quantitative means and qualitative means to help ensure a durable investment process. As of December 31, 2025, portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary – Base salary generally represents a smaller percentage of portfolio manager total cash compensation than performance bonus.

Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

With respect to each portfolio manager except Messrs. Alexander Mackey and Benjamin Nastou, the performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter. The quantitative portion is primarily based on the pre-tax performance of accounts managed by the portfolio manager over a range of fixed-length time periods, intended to provide the ability to assess performance over time periods consistent with a full market cycle and a strategy's investment horizon. The fixed-length time periods include the portfolio manager's full tenure on each Fund/strategy and, when available, 10-, 5-, and 3-year periods. For portfolio managers who have served for less than three years, shorter-term periods, including the one-year period, will also be considered, as will performance in previous roles, if any, held at the firm. Emphasis is generally placed on longer performance periods when multiple performance periods are available. Performance is evaluated across the full set of strategies and portfolios managed by a given portfolio manager, relative to appropriate peer group universes and/or representative indices (“benchmarks”). As of December 31, 2025, the following benchmarks were used to measure the following portfolio managers' performance for the following Funds and/or MFS Funds managed in a substantially similar strategy to the portion of the Funds managed by the portfolio managers, unless otherwise indicated:

Fund	Portfolio Manager	Benchmark(s)
MFS Core Bond Fund	Philipp Burgener[1]	Bloomberg U.S. Aggregate Bond Index Morningstar US Funds Intermediate Core Bond
	Joshua Marston	Bloomberg U.S. Aggregate Bond Index Morningstar US Funds Intermediate Core Bond

MFS Corporate Bond Fund	John Mitchell	Bloomberg U.S. Credit Index Morningstar US Fund Corporate Bond
	Gaetan Poirier[1]	Bloomberg U.S. Credit Index Morningstar US Fund Corporate Bond

MFS Lifetime 2030 Fund	Natalie Shapiro

Standard & Poor's 500 Stock Index

MSCI EAFE (Europe, Australasia, Far East) Index (net div)

Bloomberg Commodity Index

FTSE EPRA Nareit Developed Real Estate Index (net div)

Bloomberg U.S. Aggregate Bond Index

Morningstar US Fund Target-Date 2030

Erich Shigley

Standard & Poor's 500 Stock Index

MSCI EAFE (Europe, Australasia, Far East) Index (net div)

Bloomberg Commodity Index

FTSE EPRA Nareit Developed Real Estate Index (net div)

Bloomberg U.S. Aggregate Bond Index

Morningstar US Fund Target-Date 2030

MFS Lifetime 2035 Fund	Natalie Shapiro

Standard & Poor's 500 Stock Index

MSCI EAFE (Europe, Australasia, Far East) Index (net div)

Bloomberg Commodity Index

FTSE EPRA Nareit Developed Real Estate Index (net div)

Bloomberg U.S. Aggregate Bond Index

Morningstar US Fund Target-Date 2035

Erich Shigley

Standard & Poor's 500 Stock Index

MSCI EAFE (Europe, Australasia, Far East) Index (net div)

Bloomberg Commodity Index

FTSE EPRA Nareit Developed Real Estate Index (net div)

Bloomberg U.S. Aggregate Bond Index

Morningstar US Fund Target-Date 2035

Fund	Portfolio Manager	Benchmark(s)
MFS Lifetime 2040 Fund	Natalie Shapiro

Standard & Poor's 500 Stock Index

MSCI EAFE (Europe, Australasia, Far East) Index (net div)

Bloomberg Commodity Index

FTSE EPRA Nareit Developed Real Estate Index (net div)

Bloomberg U.S. Aggregate Bond Index

Morningstar US Fund Target-Date 2040

Erich Shigley

Standard & Poor's 500 Stock Index

MSCI EAFE (Europe, Australasia, Far East) Index (net div)

Bloomberg Commodity Index

FTSE EPRA Nareit Developed Real Estate Index (net div)

Bloomberg U.S. Aggregate Bond Index

Morningstar US Fund Target-Date 2040

MFS Lifetime 2045 Fund	Natalie Shapiro

Standard & Poor's 500 Stock Index

MSCI EAFE (Europe, Australasia, Far East) Index (net div)

Bloomberg Commodity Index

FTSE EPRA Nareit Developed Real Estate Index (net div)

Bloomberg U.S. Aggregate Bond Index

Morningstar US Fund Target-Date 2045

Erich Shigley

Standard & Poor's 500 Stock Index

MSCI EAFE (Europe, Australasia, Far East) Index (net div)

Bloomberg Commodity Index

FTSE EPRA Nareit Developed Real Estate Index (net div)

Bloomberg U.S. Aggregate Bond Index

Morningstar US Fund Target-Date 2045

MFS Lifetime 2050 Fund	Natalie Shapiro

Standard & Poor's 500 Stock Index

MSCI EAFE (Europe, Australasia, Far East) Index (net div)

Bloomberg Commodity Index

FTSE EPRA Nareit Developed Real Estate Index (net div)

Bloomberg U.S. Aggregate Bond Index

Morningstar US Fund Target-Date 2050

Erich Shigley

Standard & Poor's 500 Stock Index

MSCI EAFE (Europe, Australasia, Far East) Index (net div)

Bloomberg Commodity Index

FTSE EPRA Nareit Developed Real Estate Index (net div)

Bloomberg U.S. Aggregate Bond Index

Morningstar US Fund Target-Date 2050

MFS Lifetime 2055 Fund	Natalie Shapiro

Standard & Poor's 500 Stock Index

MSCI EAFE (Europe, Australasia, Far East) Index (net div)

Bloomberg Commodity Index

FTSE EPRA Nareit Developed Real Estate Index (net div)

Bloomberg U.S. Aggregate Bond Index

Morningstar US Fund Target-Date 2055

Erich Shigley

Standard & Poor's 500 Stock Index

MSCI EAFE (Europe, Australasia, Far East) Index (net div)

Bloomberg Commodity Index

FTSE EPRA Nareit Developed Real Estate Index (net div)

Bloomberg U.S. Aggregate Bond Index

Morningstar US Fund Target-Date 2055

MFS Lifetime 2060 Fund	Natalie Shapiro

Standard & Poor's 500 Stock Index

MSCI EAFE (Europe, Australasia, Far East) Index (net div)

Bloomberg Commodity Index

FTSE EPRA Nareit Developed Real Estate Index (net div)

Bloomberg U.S. Aggregate Bond Index

Morningstar US Fund Target-Date 2060

Erich Shigley

Standard & Poor's 500 Stock Index

MSCI EAFE (Europe, Australasia, Far East) Index (net div)

Bloomberg Commodity Index

FTSE EPRA Nareit Developed Real Estate Index (net div)

Bloomberg U.S. Aggregate Bond Index

Morningstar US Fund Target-Date 2060

Fund	Portfolio Manager	Benchmark(s)
MFS Lifetime 2065 Fund	Natalie Shapiro

Standard & Poor's 500 Stock Index

MSCI EAFE (Europe, Australasia, Far East) Index (net div)

Bloomberg Commodity Index

FTSE EPRA Nareit Developed Real Estate Index (net div)

Bloomberg U.S. Aggregate Bond Index

Morningstar US Fund Target-Date 2065+

Erich Shigley

Standard & Poor's 500 Stock Index

MSCI EAFE (Europe, Australasia, Far East) Index (net div)

Bloomberg Commodity Index

FTSE EPRA Nareit Developed Real Estate Index (net div)

Bloomberg U.S. Aggregate Bond Index

Morningstar US Fund Target-Date 2065+

MFS Lifetime 2070 Fund	Natalie Shapiro[2]

Standard & Poor's 500 Stock Index

MSCI EAFE (Europe, Australasia, Far East) Index (net div)

Bloomberg Commodity Index

FTSE EPRA Nareit Developed Real Estate Index (net div)

Bloomberg U.S. Aggregate Bond Index

Morningstar US Fund Target-Date 2070+

Erich Shigley[2]

Standard & Poor's 500 Stock Index

MSCI EAFE (Europe, Australasia, Far East) Index (net div)

Bloomberg Commodity Index

FTSE EPRA Nareit Developed Real Estate Index (net div)

Bloomberg U.S. Aggregate Bond Index

Morningstar US Fund Target-Date 2070+

MFS Lifetime Income Fund	Natalie Shapiro

Standard & Poor's 500 Stock Index

MSCI EAFE (Europe, Australasia, Far East) Index (net div)

Bloomberg Commodity Index

FTSE EPRA Nareit Developed Real Estate Index (net div)

Bloomberg U.S. Aggregate Bond Index

Morningstar US Fund Target-Date Retirement

Erich Shigley

Standard & Poor's 500 Stock Index

MSCI EAFE (Europe, Australasia, Far East) Index (net div)

Bloomberg Commodity Index

FTSE EPRA Nareit Developed Real Estate Index (net div)

Bloomberg U.S. Aggregate Bond Index

Morningstar US Fund Target-Date Retirement

MFS Limited Maturity Fund	Philipp Burgener	Bloomberg 1-3 Year U.S. Government/Credit Bond Index Morningstar US Fund Short-Term Bond

MFS Municipal Limited Maturity Fund	Michael Dawson	Bloomberg 1-9 Year Municipal Bond Index Morningstar US Fund Municipal National Short
	Jason Kosty	Bloomberg 1-9 Year Municipal Bond Index Morningstar US Fund Municipal National Short
	Megan Poplowski	Bloomberg 1-9 Year Municipal Bond Index Morningstar US Fund Municipal National Short

MFS Total Return Bond Fund	Joshua Marston	Bloomberg U.S. Aggregate Bond Index Morningstar US Fund Intermediate Core-Plus Bond

1 MFS expects the benchmarks will be used to measure the portfolio manager’s performance as of March 31, 2026, the date the portfolio manager started managing the Fund.

2 MFS expects the benchmarks will be used to measure the portfolio manager’s performance as of May 27, 2026, the date the portfolio manager started managing the Fund.

Benchmarks may include versions and components of indices, custom indices, and linked indices that combine performance of different indices for different portions of the time period, where appropriate.

The qualitative portion is based on the results of an annual internal peer review process (where portfolio managers are evaluated by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contributions to the MFS investment process and the client experience (distinct from fund and other account performance).

The performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management. A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates. During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS fund(s) selected by the portfolio manager. A selected fund may, but is not required to, be a fund that is managed by the portfolio manager.

With respect to Mr. Alexander Mackey, his compensation reflects his broader role within MFS as Co-Chief Investment Officer-Global Fixed Income in addition to being a portfolio manager.  His performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.  The quantitative portion is based on overall group investment performance and business performance metrics. The qualitative portion is based on the results of an annual internal review process conducted by the Chief Investment Officer which takes into account his broad leadership responsibilities.  This performance bonus is in the form of cash and/or a deferred cash award.  A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates.  During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS fund(s) selected by the portfolio manager. A selected fund may, but is not required to, be a fund that is managed by the portfolio manager.

With respect to Mr. Benjamin Nastou, his compensation reflects his broader role within MFS as Chief Investment Officer of the Quantitative Solutions team in addition to being a portfolio manager.  His performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.  The quantitative portion is based on the pre-tax performance of accounts managed by Mr. Nastou over a range of fixed-length time periods and overall group investment performance and business performance metrics. The qualitative portion is based on the results of an annual internal review process conducted by the Chief Investment Officer which takes into account his broad leadership responsibilities.  This performance bonus is in the form of cash and/or a deferred cash award.  A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates.  During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS fund(s) selected by the portfolio manager. A selected fund may, but is not required to, be a fund that is managed by the portfolio manager.

MFS Equity Plan – Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

Ownership of Fund Shares

The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund’s portfolio manager(s) (including the value of any deferred cash award which is based on the performance of the Fund) as of the Fund's fiscal year ended April 30, 2026, unless otherwise indicated. The following dollar ranges apply:

N. None

A. $1 – $10,000

B. $10,001 – $50,000

C. $50,001 – $100,000

D. $100,001 – $500,000

E. $500,001 – $1,000,000

F. Over $1,000,000

Fund	Portfolio Manager	Dollar Range of Equity Securities in the Fund

MFS Core Bond Fund	Philipp Burgener	N
	Alexander Mackey	N
	Joshua Marston	N

MFS Corporate Bond Fund	Alexander Mackey	N
	John Mitchell	D

	Gaetan Poirier	N

MFS Lifetime 2030 Fund	Benjamin Nastou	N
	Natalie Shapiro	N

	Erich Shigley	N

MFS Lifetime 2035 Fund	Benjamin Nastou	N
	Natalie Shapiro	N
	Erich Shigley	N

Fund	Portfolio Manager	Dollar Range of Equity Securities in the Fund

MFS Lifetime 2040 Fund	Benjamin Nastou	N
	Natalie Shapiro	N
	Erich Shigley	N

MFS Lifetime 2045 Fund	Benjamin Nastou	N
	Natalie Shapiro	N
	Erich Shigley	N

MFS Lifetime 2050 Fund	Benjamin Nastou	N
	Natalie Shapiro	N
	Erich Shigley	N

MFS Lifetime 2055 Fund	Benjamin Nastou	N
	Natalie Shapiro	N
	Erich Shigley	N

MFS Lifetime 2060 Fund	Benjamin Nastou	N

	Natalie Shapiro	N
	Erich Shigley	N

MFS Lifetime 2065 Fund	Benjamin Nastou	N
	Natalie Shapiro	N
	Erich Shigley	N

MFS Lifetime 2070 Fund[1]	Benjamin Nastou	N
	Natalie Shapiro	N
	Erich Shigley	N

MFS Lifetime Income Fund	Benjamin Nastou	N
	Natalie Shapiro	N
	Erich Shigley	N

MFS Limited Maturity Fund	Philipp Burgener	E
	Alexander Mackey	F

MFS Municipal Limited Maturity Fund	Michael Dawson	N
	Jason Kosty	D
	Megan Poplowski	C

MFS Total Return Bond Fund	Alexander Mackey	C
	Joshua Marston	D

1 Information is as of June 30, 2026.

Other Accounts

In addition to the Fund, each portfolio manager of the Fund is named as a portfolio manager of certain other accounts managed or sub-advised by MFS or an affiliate. Wholly-owned subsidiaries of registered investment companies are not considered separate accounts for purposes of number of accounts and total assets managed. The number and assets of these accounts were as follows as of the Fund's fiscal year ended April 30, 2026, unless otherwise indicated:

Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets

MFS Core Bond Fund	Alexander Mackey	Registered Investment Companies[1]	19	$41.1 billion
		Other Pooled Investment Vehicles	8	$3.5 billion
		Other Accounts	20	$2.4 billion
	Joshua Marston	Registered Investment Companies[1]	12	$30.1 billion
		Other Pooled Investment Vehicles	10	$4.4 billion
		Other Accounts	17	$2.7 billion
	Philipp Burgener	Registered Investment Companies[1]	14	$25.4 billion
		Other Pooled Investment Vehicles	8	$2.6 billion
		Other Accounts	9	$1.8 billion

MFS Corporate Bond Fund	Alexander Mackey	Registered Investment Companies[1]	19	$41.1 billion
		Other Pooled Investment Vehicles	8	$3.5 billion
		Other Accounts	20	$2.4 billion
	Gaetan Poirier	Registered Investment Companies[1]	3	$6.3 billion
		Other Pooled Investment Vehicles	2	$618.5 million
		Other Accounts	11	$1.1 billion
	John Mitchell	Registered Investment Companies[1]	9	$9.9 billion
		Other Pooled Investment Vehicles	10	$3.6 billion
		Other Accounts	18	$3.3 billion

MFS Lifetime 2030 Fund	Ben Nastou	Registered Investment Companies[1]	20	$27.6 billion
		Other Pooled Investment Vehicles	25	$6.1 billion
		Other Accounts	0	Not Applicable
	Erich Shigley	Registered Investment Companies[1]	19	$26.7 billion
		Other Pooled Investment Vehicles	24	$6.0 billion
		Other Accounts	0	Not Applicable
	Natalie Shapiro	Registered Investment Companies[1]	20	$27.6 billion
		Other Pooled Investment Vehicles	25	$6.1 billion
		Other Accounts	0	Not Applicable

MFS Lifetime 2035 Fund	Ben Nastou	Registered Investment Companies[1]	20	$27.6 billion
		Other Pooled Investment Vehicles	25	$6.1 billion
		Other Accounts	0	Not Applicable
	Erich Shigley	Registered Investment Companies[1]	19	$26.7 billion
		Other Pooled Investment Vehicles	24	$6.0 billion
		Other Accounts	0	Not Applicable
	Natalie Shapiro	Registered Investment Companies[1]	20	$27.6 billion
		Other Pooled Investment Vehicles	25	$6.1 billion
		Other Accounts	0	Not Applicable

Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets
MFS Lifetime 2040 Fund	Ben Nastou	Registered Investment Companies[1]	20	$27.6 billion
		Other Pooled Investment Vehicles	25	$6.1 billion
		Other Accounts	0	Not Applicable
	Erich Shigley	Registered Investment Companies[1]	19	$26.7 billion
		Other Pooled Investment Vehicles	24	$6.0 billion
		Other Accounts	0	Not Applicable
	Natalie Shapiro	Registered Investment Companies[1]	20	$27.6 billion
		Other Pooled Investment Vehicles	25	$6.1 billion
		Other Accounts	0	Not Applicable

MFS Lifetime 2045 Fund	Ben Nastou	Registered Investment Companies[1]	20	$27.6 billion
		Other Pooled Investment Vehicles	25	$6.1 billion
		Other Accounts	0	Not Applicable
	Erich Shigley	Registered Investment Companies[1]	19	$26.7 billion
		Other Pooled Investment Vehicles	24	$6.0 billion
		Other Accounts	0	Not Applicable
	Natalie Shapiro	Registered Investment Companies[1]	20	$27.6 billion
		Other Pooled Investment Vehicles	25	$6.1 billion
		Other Accounts	0	Not Applicable

MFS Lifetime 2050 Fund	Ben Nastou	Registered Investment Companies[1]	20	$27.6 billion
		Other Pooled Investment Vehicles	25	$6.1 billion
		Other Accounts	0	Not Applicable
	Erich Shigley	Registered Investment Companies[1]	19	$26.7 billion
		Other Pooled Investment Vehicles	24	$6.0 billion
		Other Accounts	0	Not Applicable
	Natalie Shapiro	Registered Investment Companies[1]	20	$27.6 billion
		Other Pooled Investment Vehicles	25	$6.1 billion
		Other Accounts	0	Not Applicable

MFS Lifetime 2055 Fund	Ben Nastou	Registered Investment Companies[1]	20	$27.6 billion
		Other Pooled Investment Vehicles	25	$6.1 billion
		Other Accounts	0	Not Applicable
	Erich Shigley	Registered Investment Companies[1]	19	$26.7 billion
		Other Pooled Investment Vehicles	24	$6.0 billion
		Other Accounts	0	Not Applicable
	Natalie Shapiro	Registered Investment Companies[1]	20	$27.6 billion
		Other Pooled Investment Vehicles	25	$6.1 billion
		Other Accounts	0	Not Applicable

MFS Lifetime 2060 Fund	Ben Nastou	Registered Investment Companies[1]	20	$27.6 billion
		Other Pooled Investment Vehicles	25	$6.1 billion
		Other Accounts	0	Not Applicable
	Erich Shigley	Registered Investment Companies[1]	19	$26.7 billion
		Other Pooled Investment Vehicles	24	$6.0 billion
		Other Accounts	0	Not Applicable
	Natalie Shapiro	Registered Investment Companies[1]	20	$27.6 billion
		Other Pooled Investment Vehicles	25	$6.1 billion
		Other Accounts	0	Not Applicable

Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets
MFS Lifetime 2065 Fund	Ben Nastou	Registered Investment Companies[1]	20	$27.6 billion
		Other Pooled Investment Vehicles	25	$6.1 billion
		Other Accounts	0	Not Applicable
	Erich Shigley	Registered Investment Companies[1]	19	$26.7 billion
		Other Pooled Investment Vehicles	24	$6.0 billion
		Other Accounts	0	Not Applicable
	Natalie Shapiro	Registered Investment Companies[1]	20	$27.6 billion
		Other Pooled Investment Vehicles	25	$6.1 billion
		Other Accounts	0	Not Applicable

MFS Lifetime 2070 Fund	Ben Nastou[2]	Registered Investment Companies[1]	20	$27.5 billion
		Other Pooled Investment Vehicles	25	$6.2 billion
		Other Accounts	0	Not Applicable
	Erich Shigley[2]	Registered Investment Companies[1]	19	$26.6 billion
		Other Pooled Investment Vehicles	24	$6.1 billion
		Other Accounts	0	Not Applicable
	Natalie Shapiro[2]	Registered Investment Companies[1]	20	$27.5 billion
		Other Pooled Investment Vehicles	25	$6.2 billion
		Other Accounts	0	Not Applicable

MFS Lifetime Income Fund	Ben Nastou	Registered Investment Companies[1]	20	$27.6 billion
		Other Pooled Investment Vehicles	25	$6.1 billion
		Other Accounts	0	Not Applicable
	Erich Shigley	Registered Investment Companies[1]	19	$26.7 billion
		Other Pooled Investment Vehicles	24	$6.0 billion
		Other Accounts	0	Not Applicable
	Natalie Shapiro	Registered Investment Companies[1]	20	$27.6 billion
		Other Pooled Investment Vehicles	25	$6.1 billion
		Other Accounts	0	Not Applicable

MFS Limited Maturity Fund	Alexander Mackey	Registered Investment Companies[1]	19	$41.1 billion
		Other Pooled Investment Vehicles	8	$3.5 billion
		Other Accounts	20	$2.4 billion
	Philipp Burgener	Registered Investment Companies[1]	14	$25.4 billion
		Other Pooled Investment Vehicles	8	$2.6 billion
		Other Accounts	9	$1.8 billion

MFS Municipal Limited Maturity Fund	Jason Kosty	Registered Investment Companies[1]	10	$18.4 billion
		Other Pooled Investment Vehicles	1	$130.5 million
		Other Accounts	4	$680.9 million
	Megan Poplowski	Registered Investment Companies[1]	6	$17.6 billion
		Other Pooled Investment Vehicles	1	$130.5 million
		Other Accounts	4	$680.9 million
	Michael Dawson	Registered Investment Companies[1]	18	$7.3 billion
		Other Pooled Investment Vehicles	0	Not Applicable
		Other Accounts	0	Not Applicable

	Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets
MFS Total Return Bond Fund		Alexander Mackey	Registered Investment Companies[1]	19	$41.1 billion
			Other Pooled Investment Vehicles	8	$3.5 billion
			Other Accounts	20	$2.4 billion
		Joshua Marston	Registered Investment Companies[1]	12	$30.1 billion
			Other Pooled Investment Vehicles	10	$4.4 billion
			Other Accounts	17	$2.7 billion

[1]	Includes the Fund.
[2]	Account information is as of June 30, 2026.

Advisory fees were not based upon performance of any of the accounts identified in the table above.

Potential Conflicts of Interest

MFS seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Fund and other accounts, and has adopted policies and procedures reasonably designed to address such potential conflicts. There is no guarantee that MFS will be successful in identifying or mitigating conflicts of interest.

The management of multiple funds and accounts (including accounts in which MFS, an affiliate, an employee, an officer, or a director has an interest) gives rise to conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons, and fees, as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In certain instances, there are securities which are suitable for the Fund’s portfolio as well as for one or more other accounts advised by MFS or its subsidiaries (including accounts in which MFS, an affiliate, an employee, an officer, or a director has an interest). MFS' trade allocation policies could have a detrimental effect on the Fund if the Fund’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts advised by MFS or its subsidiaries. A portfolio manager may execute transactions for another fund or account that may adversely affect the value of the Fund’s investments. Investments selected for funds or accounts other than the Fund may outperform investments selected for the Fund.

When two or more accounts are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each over time. Allocations may be based on many factors and may not always be pro rata based on assets managed. The allocation methodology could have a detrimental effect on the price or availability of a security with respect to the Fund.

MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund; for instance, those that pay a higher advisory fee and/or have a performance adjustment, those that include an investment by the portfolio manager, and/or those in which MFS, its affiliates, its employees, its officers, and/or its directors own or have an interest.

To the extent permitted by applicable law, certain accounts may invest their assets in other accounts advised by MFS or its affiliates, including accounts that are advised by one or more of the same portfolio manager(s), which could result in conflicts of interest relating to asset allocation, timing of purchases and redemptions, and increased profitability for MFS, its affiliates, and/or its personnel, including portfolio managers.

APPENDIX E - PROXY VOTING POLICIES AND PROCEDURES

MASSACHUSETTS FINANCIAL SERVICES COMPANY

PROXY VOTING POLICIES AND PROCEDURES

January 1, 2026

At MFS Investment Management, our core purpose is to create value responsibly. In serving the long-term economic interests of our clients, we rely on deep fundamental research, risk awareness, engagement, and effective stewardship to generate long-term risk-adjusted returns for our clients. A core component of this approach is our proxy voting activity. We believe that robust ownership practices can help protect and enhance long-term shareholder value. Such ownership practices include diligently exercising our voting rights as well as engaging with our issuers on a variety of proxy voting topics. We recognize that environmental, social and governance (“ESG”) issues may impact the long-term value of an investment, and, therefore, we consider ESG issues in light of our fiduciary obligation to vote proxies in what we believe to be in the best long- term economic interest of our clients.

MFS Investment Management and its subsidiaries that perform discretionary investment activities (collectively, “MFS”) have adopted these proxy voting policies and procedures (“MFS Proxy Voting Policies and Procedures”) with respect to securities owned by the clients for which MFS serves as investment adviser and has been delegated the power to vote proxies on behalf of such clients. These clients include pooled investment vehicles sponsored by MFS (an “MFS Fund” or collectively, the “MFS Funds”).

Our approach to proxy voting is guided by the overall principle that proxy voting decisions are made in what MFS believes to be the best long-term economic interests of our clients for which we have been delegated with the authority to vote on their behalf, and not in the interests of any other party, including company management or in MFS' corporate interests, including interests such as the distribution of MFS Fund shares and institutional client relationships. These Proxy Voting Policies and Procedures include voting guidelines that govern how MFS generally will vote on specific matters as well as how we monitor potential material conflicts of interest on the part of MFS that could arise in connection with the voting of proxies on behalf of MFS’ clients.

Our approach to proxy voting is guided by the following additional principles:

1. Consistency in application of the policy across multiple client portfolios: While MFS generally seeks a single vote position on the same matter when securities of an issuer are held by multiple client portfolios, MFS may vote differently on the matter for different client portfolios under certain circumstances. For example, we may vote differently for a client portfolio if we have received explicit voting instructions to vote differently from such client for its own account. Likewise, MFS may vote differently if the portfolio management team responsible for a particular client account believes that a different voting instruction is in the best long-term economic interest of such account.

2. Consistency in application of policy across shareholder meetings in most instances: As a general matter, MFS seeks to vote consistently on similar proxy proposals across all shareholder meetings. However, as many proxy proposals (e.g., mergers, acquisitions, and shareholder proposals) are analyzed on a case-by-case basis in light of the relevant facts and circumstances of the issuer and proposal MFS may vote similar proposals differently at different shareholder meetings. In addition, MFS also reserves the right to override the guidelines with respect to a particular proxy proposal when such an override is, in MFS’ best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS’ clients.

3. Consideration of company specific context and informed by engagement: As noted above MFS will seek to consider a company’s specific context in determining its voting decision. Where there are significant, complex or unusual voting items we may seek to engage with a company before making the vote to further inform our decision. Where sufficient progress has not been made on a particular issue of engagement, MFS may determine a vote against management is warranted to reflect our concerns and encourage change in the best long-term economic interests of our clients for which MFS has been delegated with the authority to vote on their behalf.

4. Clear decisions to best support issuer processes and decision making: To best support improved issuer decision making we strive to generally provide clear decisions by voting either For or Against each item. We may however vote to Abstain in certain situations if we believe a vote either For or Against may produce a result not in the best long-term economic interests of our clients.

5. Transparency in approach and implementation: Our voting data is reported to clients upon request and publicly on a quarterly and annual basis on our website (under Proxy Voting Records & Reports). For more information about reporting on our proxy voting activities, please refer to Section F below.

A. VOTING GUIDELINES

The following guidelines govern how MFS will generally vote on specific matters presented for shareholder vote. These guidelines are not exhaustive, and MFS may vote on matters not identified below. In such circumstances, MFS will be governed by its general policy to vote in what MFS believes to be in the best long-term economic interest of its clients. MFS reserves the right to override the guidelines with respect to a particular proxy proposal when such an override is, in MFS’ best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS’ clients.

Additionally, these guidelines are written to apply to the markets and companies where MFS has significant assets invested. There will be markets and companies, such as controlled companies and smaller markets, where local governance practices are taken into consideration and exceptions may need to be applied that are not explicitly stated below. There are also markets and companies where transparency and related data limit the ability to apply these guidelines.

Board structure & performance
MFS generally supports the election and/or discharge of directors proposed by the board in uncontested or non-contentious elections, unless concerns have been identified as described below.
Director Independence

• As a general matter, MFS will not support a nominee to a board if, as a result of such nominee being elected to the board, the board would consist of less than a simple majority of members who are “independent” (as determined by MFS in its sole discretion). MFS’ determination of “independence” may be different than that of the company, the exchange on which the company is listed, or a third party (e.g., proxy advisory firm).

• As a general matter, MFS will vote against any non-independent nominee if MFS does not believe a key committee of the board (such as audit, nomination and compensation/remuneration committee) is “sufficiently independent.” MFS’ view of what constitutes “sufficiently independent” and which board committees are “key committees” varies by market.

• MFS may accept lower levels of independence in certain circumstances, such as companies required to have non-shareholder representatives on the board, controlled companies, and companies in certain markets.

Independent Chairs

• MFS believes boards should include some form of independent leadership responsible for amplifying the views of independent directors and setting meeting agendas, and this is often best positioned as an independent chair of the board or a lead independent director. We review the merits of a change in leadership structure on a case-by-case basis.

Tenure in leadership roles

• MFS may vote against a chair who is designated independent, or a lead independent director whose overall tenure on the board equals or exceeds twenty (20) years, if refreshment is not being considered by the company’s board or MFS identifies other concerns that suggest more immediate refreshment is necessary.

Overboarding

• We believe that all directors should have sufficient time and attention to fulfil their duties and play their part in effective oversight, both in normal and exceptional circumstances. As a general guideline, MFS will generally vote against a director’s election if we believe that the director’s service on boards of outside public companies is “excessive”. Our view as to what constitutes “excessive” varies by market and role that the director serves with the public company (i.e., executive or non-executive). In cases of a director nominee who serves as a CEO or executive chair of a public company, MFS will likely only apply a vote against director’s election at the meetings of the companies where the director is a non-executive.

• When analyzing whether a director’s service on boards of multiple public companies is excessive, MFS may also consider: (i) whether the company has disclosed the director's plans to step down from one or more public company boards within a reasonable time; or (ii) whether the director serves on the multiple boards of affiliated companies, or on more than one investment company within the same investment company complex (as defined by applicable law). MFS may also vote in favor of a director whose service on outside public company boards we would otherwise deem to be excessive if after engagement we believe the director’s ability to dedicate sufficient time and attention is not impaired by the external roles.

• MFS may also vote against any director if we deem such nominee to have board or committee roles or other outside time commitments that we believe would impair their ability to dedicate sufficient time and attention to their director role.

Diversity

• MFS believes that a well-balanced board with diverse perspectives is a foundation for sound corporate governance. MFS takes a holistic view on the dimensions of diversity that can lead to a diversity of perspectives.

• Gender diversity is one such dimension and if data is available, MFS will generally vote against the chair of the nominating and governance committee or other most relevant position at any company whose board, in our view, is comprised of an insufficient representation of directors who are women. Our view as to what constitutes insufficient representation varies by market.

• MFS may consider other dimensions of diversity if we believe that the board will benefit from more diverse perspectives.

• MFS considers exceptions to our approach if we believe that the company is transitioning towards a well-balanced board with diverse perspectives or has provided clear and compelling reasons for why they have been unable to do so.

Board size	• MFS believes that the size of the board can have an effect on the board's ability to function efficiently and effectively. MFS evaluates board size on a case-by-case basis.
Other Concerns

• MFS will generally not support a nominee if MFS can determine that the nominee attended less than 75% of the board and/or relevant committee meetings in the previous year without a valid reason stated in the proxy materials or other company communications.

• MFS may not support some or all nominees standing for re-election to a board if MFS determines (i) there are concerns with a director or board regarding performance, governance, or oversight; (ii) the board or relevant committee has not adequately responded to an issue that received a significant vote against management from shareholders; or (iii) the board has implemented a poison pill without shareholder approval since the last annual meeting and such poison pill is not on the subsequent shareholder meeting’s agenda; or (iv) a Japanese company allocates a significant portion of its net assets to cross-shareholdings.

• MFS may also not support some or all nominees standing for election to a compensation/remuneration committee if (i) MFS votes against consecutive executive compensation votes; (ii) MFS determines that a particularly egregious executive compensation practice has occurred; (iii) MFS believes the committee is inadequately incentivizing or rewarding executives, or is overseeing pay practices that MFS believes are detrimental to the long-term success of the company; or (iii) an advisory pay vote is not presented to shareholders, or the company has not implemented the advisory vote frequency supported by a plurality/majority of shareholders.

• Unless the concern is commonly accepted market practice, MFS may also not support some or all nominees standing for election to a nominating committee if we determine (in our sole discretion) that the chair of the board is not independent and there is no strong lead independent director role in place, or an executive director is a member of a key board committee.

• Where the election of directors is bundled MFS may vote against the whole group if there is concern with an individual director and no other vote related to that director.

Discharge of Directors	• Where individual directors are not presented for election in the year MFS may apply the same vote position described above to votes on the discharge of the director.

Proxy contests

• From time to time, a shareholder may propose a slate of director nominees different than the slate of director nominees proposed by the company (a "proxy contest"). MFS will analyze proxy contests on a case-by-case basis, taking into consideration the track record and current recommended initiatives of both company management and the dissident shareholder(s). MFS will support the director nominee(s) that we believe is in the best, long-term economic interest of our clients.

Board Accountability
Majority voting for the election of directors

• MFS generally supports reasonably crafted proposals calling for directors to be elected with an affirmative majority of votes cast and/or the elimination of the plurality standard for electing directors (including binding resolutions requesting that the board amend the company’s bylaws), provided the proposal includes a carve-out for a plurality voting standard when there are more director nominees than board seats (e.g., contested elections).

Declassified boards

• MFS generally supports proposals to declassify a board (i.e., a board in which only a sub-set of board members is elected each year) for all issuers other than for certain closed-end investment companies. MFS generally opposes proposals to classify a board for issuers other than for certain closed-end investment companies.

The right to call a special meeting or act by written consent

• MFS believes that there should be an appropriate balance between the ability of shareholders to exercise the right to call special meetings or act by written consent with the cost of conducting such special meetings or actions.

• MFS will generally support management proposals to establish these rights where they do not currently exist.

• MFS will generally support shareholder proposals to adjust existing rights if we believe that the shareholder proposal appropriately balances shareholder and company interests (generally a threshold of 15% for large and widely held companies and a threshold between 15%-25% for other companies).

• MFS will support shareholder proposals to establish the right to act by majority written consent if shareholders do not have the right to call a special meeting at the thresholds described above or lower.

• MFS may also support shareholder proposals to establish these rights if no existing right exists if we believe that to do so appropriately balances the interests of shareholders and the company. In such circumstances, we may support proposals with thresholds lower than the thresholds that we would support if proposed by management or a shareholder requesting an adjustment to an existing right.

Proxy access

• MFS believes that the ability of qualifying shareholders to nominate a certain number of directors on the company's proxy statement ("proxy access") may have corporate governance benefits. However, such potential benefits must be balanced by its potential misuse by shareholders.

• MFS generally supports proxy access proposals at U.S. issuers that establish ownership criteria of 3% of the company held continuously for a period of 3 years. In our view, such qualifying shareholders should have the ability to nominate at least 2 directors.

Shareholder rights
Anti-takeover measures

• In general, MFS votes against any measure that inhibits capital appreciation in a stock, including proposals that protect management from action by shareholders. These types of proposals take many forms, ranging from “poison pills” and “shark repellents” to super-majority requirements.

• While MFS may consider the adoption of a prospective “poison pill” or the continuation of an existing “poison pill" on a case-by-case basis, MFS generally votes against such anti-takeover devices.

• MFS will consider any poison pills designed to protect a company’s net-operating loss carryforwards on a case-by-case basis, weighing the accounting and tax benefits of such a pill against the risk of deterring future acquisition candidates.

• MFS will also consider, on a case-by-case basis, proposals designed to prevent tenders which are disadvantageous to shareholders such as tenders at below market prices and tenders for substantially less than all shares of an issuer.

• MFS generally supports proposals that seek to remove governance structures that insulate management from shareholders.

• MFS generally votes for proposals to rescind existing “poison pills” and proposals that would require shareholder approval to adopt prospective “poison pills.”

Cumulative voting

• MFS generally opposes proposals that seek to introduce cumulative voting and supports proposals that seek to eliminate cumulative voting. In either case, MFS will consider whether cumulative voting is likely to enhance the interests of MFS’ clients as minority shareholders.

One-share one-vote

• As a general matter, MFS supports proportional alignment of voting rights with economic interest and may not support a proposal that deviates from this approach.

• For companies listing with multiple share classes or other forms of disproportionate control are in place, we expect these to have sunset provisions of generally no longer than seven years after which the structure becomes single class one-share one-vote.

Reincorporation and reorganization proposals

• When presented with a proposal to reincorporate a company under the laws of a different state, or to effect some other type of corporate reorganization, MFS considers the underlying purpose and ultimate effect of such a proposal in determining whether or not to support such a measure. MFS generally votes with management in regard to these types of proposals; however, if MFS believes the proposal is not in the best long-term economic interests of its clients, then MFS may vote against management (e.g., the intent or effect would be to create additional inappropriate impediments to possible acquisitions or takeovers).

Other business	• MFS generally votes against "other business" proposals as the content of any such matter is not known at the time of our vote.
Capitalization proposals, capital allocation & corporate actions
Issuance of stock

• There are many legitimate reasons for the issuance of stock. Nevertheless, MFS may vote a stock option plan as noted below under “Executive Compensation-Stock Plans.”

• MFS typically votes against proposals where management is asking for authorization to issue common or preferred stock with no reason stated (a “blank check”) because the unexplained authorization could work as a potential anti-takeover device.

• MFS may also vote against the authorization or issuance of common or preferred stock if MFS determines that the requested authorization is excessive or not warranted. MFS will consider the duration of the authority and the company’s history in using such authorities in making its decision.

Repurchase programs

• MFS generally supports proposals to institute share repurchase plans in which all shareholders have the opportunity to participate on an equal basis. Such plans may include a company acquiring its own shares on the open market, or a company making a tender offer to its own shareholders.

Mergers, acquisitions & other special transactions

• MFS considers proposals with respect to mergers, acquisitions, sale of company assets, share and debt issuances and other transactions that have the potential to affect ownership interests on a case-by-case basis. When analyzing such proposals, we use a variety of materials and information, including our own internal research as well as the research of third-party service providers.

Independent Auditors

MFS generally supports the election of auditors but may determine to vote against the election of a statutory auditor and/or members of the audit committee in certain markets if MFS reasonably believes that the statutory auditor is not truly independent, sufficiently competent or there are concerns related to the auditor’s work or opinion.

Executive Compensation
Executive Compensation Packages

• MFS believes that competitive compensation packages are necessary to attract, motivate and retain executives. We seek compensation plans that we believe are geared towards durable long-term value creation and aligned with shareholder interests and experience.

• MFS will analyze votes on executive compensation on a case-by-case basis. When analyzing compensation practices, MFS generally uses a two-step process. MFS first seeks to identify any compensation practices that are potentially of concern. Where such practices are identified, MFS will then analyze the compensation practices in light of relevant facts and circumstances.

• MFS will vote against an issuer's executive compensation practices if MFS determines that such practices are not geared towards durable long-term value creation and are misaligned with the best, long-term economic interest of our clients. When analyzing whether an issuer’s compensation practices are aligned with the best, long-term economic interest of our clients, MFS uses a variety of materials and information, including our own internal research and engagement with issuers as well as the research of third-party service providers.

• MFS generally supports proposals to include an advisory shareholder vote on an issuer’s executive compensation practices on an annual basis.

• MFS does not have formal voting guideline in regard to the inclusion of ESG incentives in a company’s compensation plan; however, where such incentives are included, we believe (i) the incentives should be tied to issues that are financially material for the issuer in question; (ii) they should predominantly include quantitative or other externally verifiable outcomes rather than qualitative measures; and (iii) the weighting of incentives should be appropriately balanced with other strategic priorities.

• We believe non-executive directors may be compensated in cash or stock, but these should not be performance-based.

Stock Plans

• As a general matter, MFS will vote against restricted stock, stock option, non-employee director, omnibus stock plans and any other stock plan that it views as having potential excessive dilution, considering aggregate dilution and burn rate.

• In addition, MFS may oppose stock option programs and restricted stock plans if they:

➢ Allow the board or the compensation committee to re-price underwater options or to automatically replenish shares without shareholder approval.

➢ Do not require an investment by the optionee, give “free rides” on the stock price, or permit grants of stock options with an exercise price below fair market value on the date the options are granted.

• In the cases where a stock plan amendment is seeking qualitative changes and not additional shares, MFS will vote on a case-by-case basis.

• MFS will consider proposals to exchange existing options for newly issued options, restricted stock or cash on a case-by-case basis, taking into account certain factors, including, but not limited to, whether there is a reasonable value-for-value exchange and whether senior executives are excluded from participating in the exchange.

• From time to time, MFS may evaluate a separate, advisory vote on severance packages or “golden parachutes” to certain executives at the same time as a vote on a proposed merger or acquisition. MFS will generally vote on a severance package on a case-by-case basis, and MFS may vote against the severance package regardless of whether MFS supports the proposed merger or acquisition.

• MFS supports the use of a broad-based employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value and do not result in excessive dilution.

Shareholder Proposals on Executive Compensation

• MFS generally opposes shareholder proposals that seek to set rigid restrictions on executive compensation as MFS believes that compensation committees should retain flexibility to determine the appropriate pay package for executives.

• MFS may support reasonably crafted shareholder proposals that:

➢ Require shareholder approval of any severance package for an executive officer that exceeds a certain multiple of such officer’s annual compensation that is not determined in MFS’ judgment to be excessive;

➢ Require the issuer to adopt a policy to recover the portion of performance-based bonuses and awards paid to senior executives that were not earned based upon a significant negative restatement of earnings, or other significant misconduct or corporate failure, unless the company already has adopted a satisfactory policy on the matter;

➢ Expressly prohibit the backdating of stock options; or,

➢ Prohibit the acceleration of vesting of equity awards upon a broad definition of a "change-in-control" (e.g., single or modified single-trigger).

Environmental & Social Proposals

• MFS believes that a company’s environmental or social practices may have an impact on the company’s long-term economic financial performance, and we analyze such proposals on a case-by-case basis in light of the relevant facts and circumstances of the issuer and proposal.

• Where management presents climate action/transition plans to shareholder vote, we will evaluate the level of ambition over time, scope, credibility and transparency of the plan in determining our support. Where companies present climate action progress reports to shareholder vote we will evaluate evidence of implementation of and progress against the plan and level of transparency in determining our support.

• Most vote items related to environmental and social topics are presented by shareholders. As these proposals, even on the same topic, can vary significantly in scope and action requested, these proposals are typically assessed on a case-by-case basis, and we will support them if in light of the relevant facts and circumstances we believe that to do so is in the best long-term interests of our clients.

• MFS is unlikely to support a proposal if we believe that the proposal is unduly costly, restrictive, unclear, burdensome, has potential unintended consequences, is unlikely to lead to tangible outcomes or we don’t believe the issue is material or the action a priority for the business. MFS is also unlikely to support a proposal where the company already provides publicly available information that we believe is sufficient to enable shareholders to evaluate the potential opportunities and risks on the subject of the proposal, if the request of the proposal has already been substantially implemented, or if through engagement we gain assurances that it will be substantially implemented.

• The laws of various states or countries may regulate how the interests of certain clients subject to those laws (e.g., state pension plans) are voted with respect to environmental, social and governance issues. Thus, it may be necessary to cast ballots differently for certain clients than MFS might normally do for other clients.

B. GOVERNANCE OF PROXY VOTING ACTIVITIES

1. MFS Proxy Voting Committee

The administration of these MFS Proxy Voting Policies and Procedures is overseen by the MFS Proxy Voting Committee, which includes senior personnel from the MFS Legal and Global Investment and Client Support Departments as well as members of the investment team. The Proxy Voting Committee does not include individuals whose primary duties relate to client relationship management, marketing, or sales. The MFS Proxy Voting Committee:

a. Reviews these MFS Proxy Voting Policies and Procedures at least annually and recommends any amendments considered to be necessary or advisable;

b. Determines whether any potential material conflict of interest exists;

c. Considers special proxy issues as they may arise from time to time; and

d. Determines engagement priorities and strategies with respect to MFS' proxy voting activities

The day-to-day application of the MFS Proxy Voting Policies and Procedures are conducted by the MFS Stewardship Team led by MFS’ Director of Global Stewardship. The Stewardship Team are members of MFS’ investment team.

2. Potential Conflicts of Interest

These policies and procedures are intended to address any potential material conflicts of interest on the part of MFS or its subsidiaries that are likely to arise in connection with the voting of proxies on behalf of MFS’ clients. If such potential material conflicts of interest do arise, MFS will analyze, document and report on such potential material conflicts of interest (see below) and shall ultimately vote the relevant ballot items in what MFS believes to be the best long-term economic interests of its clients.

The MFS Proxy Voting Committee is responsible for monitoring potential material conflicts of interest on the part of MFS or its subsidiaries that could arise in connection with the voting of proxies on behalf of MFS’ clients. Due to the client focus of our investment management business, we believe that the potential for actual material conflict of interest issues is small. Nonetheless, we have developed precautions to assure that all votes are cast in the best long-term economic interest of its clients.1 Other MFS internal policies require all MFS employees to avoid actual and potential conflicts of interests between personal activities and MFS’ client activities. If an employee (including investment professionals and members of the Proxy Voting Committee or the Stewardship Team) identifies an actual or potential conflict of interest with respect to any voting decision (including the ownership of securities in their individual portfolio), then that employee must recuse himself/herself from participating in the voting process. Any significant attempt by an employee of MFS or its subsidiaries to unduly influence MFS’ voting on a particular proxy matter should also be reported to the MFS Proxy Voting Committee. Furthermore, the Proxy Voting Committee does not include individuals whose job responsibilities primarily include client relationship management, marketing, or sales.

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1 For clarification purposes, note that MFS votes in what we believe to be the best, long-term economic interest of our clients entitled to vote at the shareholder meeting, regardless of whether other MFS clients hold “short” positions in the same issuer or whether other MFS clients hold an interest in the company that is not entitled to vote at the shareholder meeting (e.g., bond holder).

Additionally, MFS will follow the process set forth below.

a. Compare the name of the issuer of such ballot or the name of the shareholder (if identified in the proxy materials) making such proposal against a list of significant current (i) distributors of MFS Fund shares, and (ii) MFS institutional clients (the “MFS Significant Distributor and Client List”);

b. If the name of the issuer does not appear on the MFS Significant Distributor and Client List, then no material conflict of interest will be deemed to exist, and the proxy will be voted as otherwise determined by the MFS Proxy Voting Committee;

c. If the name of the issuer appears on the MFS Significant Distributor and Client List, then the MFS Proxy Voting Committee will be apprised of that fact and each member of the MFS Proxy Voting Committee (with the participation of MFS' Conflicts Officer) will carefully evaluate the proposed vote in order to ensure that the proxy ultimately is voted in what MFS believes to be the best long-term economic interests of MFS’ clients, and not in MFS' corporate interests; and

d. For all potential material conflicts of interest identified under clause (c) above, the MFS Proxy Voting Committee will document: the name of the issuer, the issuer’s relationship to MFS, the analysis of the matters submitted for proxy vote, the votes as to be cast and the reasons why the MFS Proxy Voting Committee determined that the votes were cast in the best long-term economic interests of MFS’ clients, and not in MFS' corporate interests. A copy of the foregoing documentation will be provided to MFS’ Conflicts Officer.

The members of the MFS Proxy Voting Committee are responsible for creating and maintaining the MFS Significant Distributor and Client List, in consultation with MFS’ distribution and institutional business units. The MFS Significant Distributor and Client List will be reviewed and updated periodically, as appropriate.

For instances where MFS is evaluating a director nominee who also serves as a director/trustee of the MFS Funds, then the MFS Proxy Voting Committee will adhere to the procedures described in section (c) above regardless of whether the portfolio company appears on our Significant Distributor and Client List. In doing so, the MFS Proxy Voting Committee will adhere to such procedures for all matters at the company’s shareholder meeting at which the director nominee is standing for election.

If an MFS client has the right to vote on a matter submitted to shareholders by Sun Life Financial, Inc. or any of its affiliates (collectively "Sun Life"), MFS will cast a vote on behalf of such MFS client as such client instructs or in the event that a client instruction is unavailable pursuant to the recommendations of Institutional Shareholder Services, Inc.'s ("ISS") benchmark policy, or as required by law. Likewise, if an MFS client has the right to vote on a matter submitted to shareholders by a public company for which an MFS Fund director/trustee serves as an executive officer, MFS will cast a vote on behalf of such MFS client as such client instructs or in the event that client instruction is unavailable pursuant to the recommendations of ISS or as required by law.

Except as described in the MFS Fund's Prospectus, from time to time, certain MFS Funds (the “top tier fund”) may own shares of other MFS Funds (the “underlying fund”). If an underlying fund submits a matter to a shareholder vote, the top tier fund will generally vote its shares in the same proportion as the other shareholders of the underlying fund. If there are no other shareholders in the underlying fund, the top tier fund will vote in what MFS believes to be in the top tier fund’s best long-term economic interest. If an MFS client has the right to vote on a matter submitted to shareholders by a pooled investment vehicle advised by MFS (excluding those vehicles for which MFS' role is primarily portfolio management and is overseen by another investment adviser), MFS will cast a vote on behalf of such MFS client in the same proportion as the other shareholders of the pooled investment vehicle.2

3. Review of Policy

The MFS Proxy Voting Policies and Procedures are available on www.mfs.com and may be accessed by both MFS’ clients and the companies in which MFS’ clients invest. The MFS Proxy Voting Policies and Procedures are reviewed by the Proxy Voting Committee annually. From time to time, MFS may receive comments on the MFS Proxy Voting Policies and Procedures from its clients. These comments are carefully considered by MFS when it reviews these MFS Proxy Voting Policies and Procedures and revises them as appropriate, in MFS' sole judgment.

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2 MFS Fund Distributors, Inc. (“MFD”), the principal underwriter of each series of the MFS Active Exchange Traded Funds Trust (each series, an “MFS Active ETF” and collectively, the “MFS Active ETFs”), has been appointed by each authorized participant with authority to vote such participant’s shares of each MFS Active ETF on any matter submitted to a vote of the shareholders of the MFS Active ETF. If an MFS Active ETF submits a matter to a shareholder vote, MFD will vote (or abstain from voting) an authorized participant’s shares in the same proportion as the other shareholders of the MFS Active ETF. If there are no other shareholders in the MFS Active ETF, MFS will vote in what MFS believes to be in the MFS Active ETF’s best interest.

In addition, in the event MFS or an MFS subsidiary hold shares of an MFS Fund (including an MFS Active ETF) as seed money and the MFS Fund submits a matter to a shareholder vote, MFS or the MFS subsidiary, as the case may be, will vote (or abstain from voting) its shares in the same proportion as the other shareholders of the MFS Fund. If there are no other shareholders in the MFS Fund, MFS or the MFS subsidiary, as the case may be, will vote in what MFS believes to be in the MFS Fund’s best interest.

C. OTHER ADMINISTRATIVE MATTERS & USE OF PROXY ADVISORY FIRMS

1. Use of Proxy Advisory Firms

MFS, on behalf of itself and certain of its clients (including the MFS Funds) has entered into an agreement with an independent proxy administration firm pursuant to which the proxy administration firm performs various proxy vote related administrative services such as vote processing and recordkeeping functions. Except as noted below, the proxy administration firm for MFS and its clients, including the MFS Funds, is ISS. The proxy administration firm for MFS Development Funds, LLC is Glass, Lewis & Co., Inc. (“Glass Lewis”; Glass Lewis and ISS are each hereinafter referred to as the “Proxy Administrator”).

The Proxy Administrator receives proxy statements and proxy ballots directly or indirectly from various custodians, logs these materials into its database and matches upcoming meetings with MFS Fund and client portfolio holdings, which are inputted into the Proxy Administrator’s system by an MFS holdings data-feed. The Proxy Administrator then reconciles a list of all MFS accounts that hold shares of a company’s stock and the number of shares held on the record date by these accounts with the Proxy Administrator’s list of any upcoming shareholder’s meeting of that company. If a proxy ballot has not been received, the Proxy Administrator and/or MFS may contact the client’s custodian requesting the reason as to why a ballot has not been received. Through the use of the Proxy Administrator system, ballots and proxy material summaries for all upcoming shareholders’ meetings are available on-line to certain MFS employees and members of the MFS Proxy Voting Committee.

MFS also receives research reports and vote recommendations from proxy advisory firms. These reports are only one input among many in our voting analysis, which includes other sources of information such as proxy materials, company engagement discussions, other third-party research and data. MFS has due diligence procedures in place to help ensure that the research we receive from our proxy advisory firms is materially accurate and that we address any material conflicts of interest involving these proxy advisory firms. This due diligence includes an analysis of the adequacy and quality of the advisory firm staff, its conflict of interest policies and procedures and independent audit reports. We also review the proxy policies, methodologies and peer-group-composition methodology of our proxy advisory firms at least annually. Additionally, we also receive reports from our proxy advisory firms regarding any violations or changes to conflict of interest procedures.

2. Analyzing and Voting Proxies

Proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures. The Proxy Administrator, at the prior direction of MFS, automatically votes all proxy matters that do not require the particular exercise of discretion or judgment with respect to these MFS Proxy Voting Policies and Procedures as determined by MFS. In these circumstances, if the Proxy Administrator, based on MFS' prior direction, expects to vote against management with respect to a proxy matter and MFS becomes aware that the issuer has filed or will file additional soliciting materials sufficiently in advance of the deadline for casting a vote at the meeting, MFS will consider such information when casting its vote. With respect to proxy matters that require the particular exercise of discretion or judgment, the MFS Proxy Voting Committee or its representatives considers and votes on those proxy matters. In analyzing all proxy matters, MFS uses a variety of materials and information, including, but not limited to, the issuer's proxy statement and other proxy solicitation materials (including supplemental materials), our own internal research and research and recommendations provided by other third parties (including research of the Proxy Administrator). As described herein, MFS may also determine that it is beneficial in analyzing a proxy voting matter for members of the Proxy Voting Committee or its representatives to engage with the company on such matter. MFS also uses its own internal research, the research of Proxy Administrators and/or other third party research tools and vendors to identify (i) circumstances in which a board may have approved an executive compensation plan that is excessive or poorly aligned with the portfolio company's business or its shareholders, (ii) environmental, social and governance proposals that warrant further consideration, or (iii) circumstances in which a company is not in compliance with local governance or compensation best practices. Representatives of the MFS Proxy Voting Committee review, as appropriate, votes cast to ensure conformity with these MFS Proxy Voting Policies and Procedures.

For certain types of votes (e.g., mergers and acquisitions, proxy contests and capitalization matters), MFS’ Stewardship Team will seek a recommendation from the MFS investment analyst that is responsible for analyzing the company and/or portfolio managers that holds the security in their portfolio. For certain other votes that require a case-by-case analysis per these policies (e.g., potentially excessive executive compensation issues, or certain shareholder proposals), the Stewardship Team will likewise consult with MFS investment analysts and/or portfolio managers.3 However, the MFS Proxy Voting Committee will ultimately be responsible for the manner in which all ballots are voted.

As noted above, MFS reserves the right to override the guidelines when such an override is, in MFS’ best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS’ clients. Any such override of the guidelines shall be analyzed, documented and reported in accordance with the procedures set forth in these policies.

____________________________________

3 From time to time, due to travel schedules and other commitments, an appropriate portfolio manager or research analyst may not be available to provide a vote recommendation. If such a recommendation cannot be obtained within a reasonable time prior to the cut-off date of the shareholder meeting, the MFS Proxy Voting Committee may determine to abstain from voting.

In accordance with its contract with MFS, the Proxy Administrator also generates a variety of reports for the MFS Proxy Voting Committee and makes available on-line various other types of information so that the MFS Proxy Voting Committee or its representatives may review and monitor the votes cast by the Proxy Administrator on behalf of MFS’ clients.

For those markets that utilize a "record date" to determine which shareholders are eligible to vote, MFS generally will vote all eligible shares pursuant to these guidelines regardless of whether all (or a portion of) the shares held by our clients have been sold prior to the meeting date.

3. Securities Lending

From time to time, certain MFS Funds may participate in a securities lending program. In the event MFS or its agent receives timely notice of a shareholder meeting for a U.S. security, MFS and its agent will attempt to recall any securities on loan before the meeting’s record date so that MFS will be entitled to vote these shares. However, there may be instances in which MFS is unable to timely recall securities on loan for a U.S. security, in which cases MFS will not be able to vote these shares. MFS will report to the appropriate board of the MFS Funds those instances in which MFS is not able to timely recall the loaned securities. MFS generally does not recall non-U.S. securities on loan because there may be insufficient advance notice of proxy materials, record dates, or vote cut-off dates to allow MFS to timely recall the shares in certain markets on an automated basis. As a result, non-U.S. securities that are on loan will not generally be voted. If MFS receives timely notice of what MFS determines to be an unusual, significant vote for a non-U.S. security whereas MFS shares are on loan and determines that voting is in the best long-term economic interest of shareholders, then MFS will attempt to timely recall the loaned shares.

4. Potential impediments to voting

In accordance with local law or business practices, some companies or custodians prevent the sale of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting (“share blocking”). Depending on the country in which a company is domiciled, the blocking period may begin a stated number of days prior or subsequent to the meeting (e.g., one, three or five days) or on a date established by the company. While practices vary, in many countries the block period can be continued for a longer period if the shareholder meeting is adjourned and postponed to a later date. Similarly, practices vary widely as to the ability of a shareholder to have the “block” restriction lifted early (e.g., in some countries shares generally can be “unblocked” up to two days prior to the meeting whereas in other countries the removal of the block appears to be discretionary with the issuer’s transfer agent). Due to these restrictions, MFS must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. For companies in countries with share blocking periods or in markets where some custodians may block shares, the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items. Accordingly, MFS will not vote those proxies in the absence of an unusual, significant vote that outweighs the disadvantage of being unable to sell the stock.

From time to time, governments may impose economic sanctions which may prohibit us from transacting business with certain companies or individuals. These sanctions may also prohibit the voting of proxies at certain companies or on certain individuals. In such instances, MFS will not vote at certain companies or on certain individuals if it determines that doing so is in violation of the sanctions.

In limited circumstances, other market specific impediments to voting shares may limit our ability to cast votes, including, but not limited to, late delivery of proxy materials, untimely vote cut-off dates, power of attorney and share re-registration requirements, or any other unusual voting requirements. In these limited instances, MFS votes securities on a best-efforts basis in the context of the guidelines described above.

D. ENGAGEMENT

As part of its approach to stewardship MFS engages with companies in which it invests on a range of priority issues. Where sufficient progress has not been made on a particular issue of engagement, MFS may determine a vote against management may be warranted to reflect our concerns and influence for change in the best long-term economic interests of our clients.4

MFS may determine that it is appropriate and beneficial to engage in a dialogue or written communication with a company or other shareholders specifically regarding certain matters on the company’s proxy statement that are of concern to shareholders, including environmental, social and governance matters. This may be to discuss and build our understanding of a certain proposal, or to provide further context to the company on our vote decision.

A company or shareholder may also seek to engage with members of the MFS Proxy Voting Committee or Stewardship Team in advance of the company’s formal proxy solicitation to review issues more generally or gauge support for certain contemplated proposals. For further information on requesting engagement with MFS on proxy voting issues or information about MFS' engagement priorities, please contact proxyteam@mfs.com.

____________________________________

4 When engaging with companies, including engagements on proxy voting topics, MFS’ focus is discussing, gathering information about, and seeking appropriate transparency on matters so that MFS may make an informed voting decision that advances MFS clients’ long-term economic interests. MFS does not engage for the purpose of trying to change or influence control of a company. Engagements may consist of ongoing communications with a company.

E. RECORDS RETENTION

MFS will retain copies of these MFS Proxy Voting Policies and Procedures in effect from time to time and will retain all proxy voting reports submitted to the Board of Trustees of the MFS Funds for the period required by applicable law. All proxy voting materials and supporting documentation, including records generated by the Proxy Administrator’s system as to proxies processed, including the dates when proxy ballots were received and submitted, and the votes on each company’s proxy issues, are retained as required by applicable law.

F. REPORTS

U.S. Registered MFS Funds

MFS publicly discloses the proxy voting records of the U.S. registered MFS Funds on a quarterly basis. MFS will also report the results of its voting to the Board of Trustees of the U.S. registered MFS Funds. Based on these reviews, the Trustees of the U.S. registered MFS Funds will consider possible modifications to these policies to the extent necessary or advisable.

Other MFS Clients

MFS may publicly disclose the proxy voting records of certain other clients (including certain MFS Funds) or the votes it casts with respect to certain matters as required by law. A report can also be printed by MFS for each client who has requested that MFS furnish a record of votes cast. The report specifies the proxy issues which have been voted for the client during the year and the position taken with respect to each issue and, upon request, may identify situations where MFS did not vote in accordance with the MFS Proxy Voting Policies and Procedures.

Firm-wide Voting Records

MFS also publicly discloses its firm-wide proxy voting records on a quarterly basis.

Except as described above, MFS generally will not divulge actual voting practices to any party other than the client or its representatives because we consider that information to be confidential and proprietary to the client. However, as noted above, MFS may determine that it is appropriate and beneficial to engage in a dialogue with a company regarding certain matters.

APPENDIX F - CERTAIN SERVICE PROVIDER COMPENSATION

Compensation paid by the Fund for advisory services, administrative services, transfer agency-related services, and the amount of Shareholder Servicing Payments paid by MFSC to service providers, over the specified periods is set forth below. Amounts paid by the Fund for transfer-agency related services include reimbursements for expenses incurred by MFSC on behalf of the Fund.

Fund	Fiscal Year Ended	Amount Paid to MFS for Advisory Services After Waivers	Amount Waived by MFS for Advisory Services	Amount Paid to MFSC for Transfer Agency-Related Expenses	Amount of Shareholder Servicing Payments Paid by MFSC to Service Providers	Amount Paid to MFS for General Administrative Services

MFS Core Bond Fund	April 30, 2026	$103,769	$4,597	$9,358	$1,779	$17,500
	April 30, 2025	$95,879	$4,157	$6,742	$1,385	$17,503
	April 30, 2024	$88,248	$3,620	$4,162	$719	$17,595

MFS Corporate Bond Fund	April 30, 2026	$16,748,486	$626,613	$3,210,012	$2,741,157	$557,595
	April 30, 2025	$16,888,587	$617,363	$3,090,172	$2,649,744	$603,455
	April 30, 2024	$15,902,650	$550,611	$3,095,224	$2,645,469	$614,823

MFS Lifetime 2030 Fund	April 30, 2026	Not Applicable	Not Applicable	$596,262	$501,791	$17,500
	April 30, 2025	Not Applicable	Not Applicable	$647,860	$552,426	$17,503
	April 30, 2024	Not Applicable	Not Applicable	$657,683	$539,959	$17,593

MFS Lifetime 2035 Fund	April 30, 2026	Not Applicable	Not Applicable	$441,658	$372,311	$17,500
	April 30, 2025	Not Applicable	Not Applicable	$463,839	$399,925	$17,503
	April 30, 2024	Not Applicable	Not Applicable	$416,501	$334,242	$17,593

MFS Lifetime 2040 Fund	April 30, 2026	Not Applicable	Not Applicable	$642,262	$539,163	$17,500
	April 30, 2025	Not Applicable	Not Applicable	$655,561	$557,097	$17,503
	April 30, 2024	Not Applicable	Not Applicable	$592,714	$471,479	$17,593

MFS Lifetime 2045 Fund	April 30, 2026	Not Applicable	Not Applicable	$421,564	$352,949	$17,500
	April 30, 2025	Not Applicable	Not Applicable	$433,534	$369,508	$17,503
	April 30, 2024	Not Applicable	Not Applicable	$369,209	$284,376	$17,593

MFS Lifetime 2050 Fund	April 30, 2026	Not Applicable	Not Applicable	$480,901	$393,246	$17,500
	April 30, 2025	Not Applicable	Not Applicable	$475,266	$392,541	$17,503
	April 30, 2024	Not Applicable	Not Applicable	$426,132	$321,531	$17,593

MFS Lifetime 2055 Fund	April 30, 2026	Not Applicable	Not Applicable	$345,094	$261,087	$17,500
	April 30, 2025	Not Applicable	Not Applicable	$329,776	$251,479	$17,503
	April 30, 2024	Not Applicable	Not Applicable	$291,254	$197,059	$17,593

MFS Lifetime 2060 Fund	April 30, 2026	Not Applicable	Not Applicable	$230,977	$159,356	$17,500
	April 30, 2025	Not Applicable	Not Applicable	$204,425	$138,455	$17,503
	April 30, 2024	Not Applicable	Not Applicable	$167,319	$94,397	$17,593

F - 1

Fund	Fiscal Year Ended	Amount Paid to MFS for Advisory Services After Waivers	Amount Waived by MFS for Advisory Services	Amount Paid to MFSC for Transfer Agency-Related Expenses	Amount of Shareholder Servicing Payments Paid by MFSC to Service Providers	Amount Paid to MFS for General Administrative Services
MFS Lifetime 2065 Fund	April 30, 2026	Not Applicable	Not Applicable	$55,993	$26,361	$17,500
	April 30, 2025	Not Applicable	Not Applicable	$31,427	$11,716	$17,503
	April 30, 2024	Not Applicable	Not Applicable	$22,673	$5,419	$17,593

MFS Lifetime 2070 Fund (commenced May 27, 2026)	April 30, 2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable

MFS Lifetime Income Fund	April 30, 2026	Not Applicable	Not Applicable	$519,624	$408,892	$17,500
	April 30, 2025	Not Applicable	Not Applicable	$606,262	$482,987	$17,503
	April 30, 2024	Not Applicable	Not Applicable	$647,202	$495,557	$17,593

MFS Limited Maturity Fund	April 30, 2026	$11,044,539	$447,758	$1,668,528	$1,411,142	$428,856
	April 30, 2025	$10,176,232	$397,185	$1,436,073	$1,198,986	$421,033
	April 30, 2024	$9,878,445	$361,725	$1,425,302	$1,195,176	$413,732

MFS Municipal Limited Maturity Fund	April 30, 2026	$9,554,310	$399,907	$1,691,181	$1,631,255	$384,617
	April 30, 2025	$8,734,983	$352,859	$1,578,940	$1,525,509	$375,681
	April 30, 2024	$9,086,009	$348,176	$1,677,110	$1,623,803	$398,721

MFS Total Return Bond Fund	April 30, 2026	$28,758,230	$3,641,652	$4,595,313	$4,358,875	$557,595
	April 30, 2025	$28,037,471	$3,581,112	$4,218,718	$4,000,980	$603,455
	April 30, 2024	$25,998,277	$3,466,993	$3,921,558	$3,707,829	$620,435

F - 2

APPENDIX G - SALES CHARGES

The following sales charges were paid during the specified periods:

		Class A Initial Sales Charges:			CDSC Paid to MFD On:[1]
Fund	Fiscal Year Ended	Total	Retained by MFD	Reallowed to Financial Intermediaries	Class A Shares	Class B Shares	Class C Shares

MFS Core Bond Fund	April 30, 2026	$5,211	$293	$4,918	$0	Not Applicable	$17
	April 30, 2025	$2,787	$164	$2,623	$0	Not Applicable	$23
	April 30, 2024	$10,755	$758	$9,997	$0	Not Applicable	$0

MFS Corporate Bond Fund	April 30, 2026	$656,548	$31,619	$624,929	$43,503	$0	$10,629
	April 30, 2025	$966,676	$46,921	$919,755	$38,863	$234	$3,175
	April 30, 2024	$1,061,555	$54,461	$1,007,094	$38,153	$1,058	$1,658

MFS Lifetime 2030 Fund	April 30, 2026	$60,015	$9,504	$50,511	$523	$0	$2,718
	April 30, 2025	$81,767	$13,181	$68,586	$765	$245	$664
	April 30, 2024	$96,456	$15,178	$81,278	$603	$911	$1,111

MFS Lifetime 2035 Fund	April 30, 2026	$68,419	$10,673	$57,746	$845	$0	$477
	April 30, 2025	$110,926	$17,940	$92,986	$544	$115	$1,953
	April 30, 2024	$85,239	$13,614	$71,625	$534	$75	$1,277

MFS Lifetime 2040 Fund	April 30, 2026	$125,199	$20,136	$105,063	$1,575	$0	$966
	April 30, 2025	$122,355	$19,437	$102,918	$653	$0	$1,255
	April 30, 2024	$123,197	$18,895	$104,302	$713	$41	$1,956

MFS Lifetime 2045 Fund	April 30, 2026	$74,980	$11,634	$63,346	$640	$0	$1,068
	April 30, 2025	$79,516	$12,373	$67,143	$1,010	$13	$1,031
	April 30, 2024	$85,245	$12,779	$72,466	$755	$245	$851

MFS Lifetime 2050 Fund	April 30, 2026	$93,652	$14,306	$79,346	$668	$0	$465
	April 30, 2025	$111,337	$16,890	$94,447	$506	$0	$1,018
	April 30, 2024	$106,828	$15,890	$90,938	$2,492	$341	$541

MFS Lifetime 2055 Fund	April 30, 2026	$85,224	$13,177	$72,047	$740	$0	$679
	April 30, 2025	$83,925	$12,355	$71,570	$454	$24	$936
	April 30, 2024	$95,061	$14,310	$80,751	$736	$349	$256

MFS Lifetime 2060 Fund	April 30, 2026	$113,278	$16,762	$96,516	$409	$0	$479
	April 30, 2025	$126,873	$17,888	$108,985	$217	$0	$427
	April 30, 2024	$122,991	$17,379	$105,612	$263	$206	$351

MFS Lifetime 2065 Fund	April 30, 2026	$27,506	$4,107	$23,399	$458	Not Applicable	$54
	April 30, 2025	$32,635	$5,093	$27,542	$49	Not Applicable	$85
	April 30, 2024	$15,710	$2,258	$13,452	$105	Not Applicable	$154

G - 1

		Class A Initial Sales Charges:			CDSC Paid to MFD On:[1]
Fund	Fiscal Year Ended	Total	Retained by MFD	Reallowed to Financial Intermediaries	Class A Shares	Class B Shares	Class C Shares
MFS Lifetime 2070 Fund (commenced May 27, 2026)	April 30, 2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable

MFS Lifetime Income Fund	April 30, 2026	$17,860	$1,085	$16,775	$8,748	$0	$735
	April 30, 2025	$51,060	$2,186	$48,874	$3,138	$348	$1,919
	April 30, 2024	$56,055	$3,379	$52,676	$8,291	$1,008	$1,297

MFS Limited Maturity Fund	April 30, 2026	$492,000	$47,608	$444,392	$90,030	$0	$4,522
	April 30, 2025	$605,355	$59,032	$546,323	$50,908	$61	$3,172
	April 30, 2024	$935,985	$93,869	$842,116	$41,696	$475	$3,633

MFS Municipal Limited Maturity Fund	April 30, 2026	$383,680	$33,200	$350,480	$176,726	$0	$1,298
	April 30, 2025	$355,981	$32,010	$323,971	$100,211	$0	$1,763
	April 30, 2024	$291,684	$33,405	$258,279	$100,335	$914	$213

MFS Total Return Bond Fund	April 30, 2026	$962,161	$41,555	$920,606	$78,344	$9	$1,578
	April 30, 2025	$1,517,244	$69,926	$1,447,318	$67,205	$895	$3,674
	April 30, 2024	$1,723,816	$84,702	$1,639,114	$46,292	$3,335	$1,200

[1]	Does not include CDSCs that may be collected by MFD and subsequently remitted to a Fund to meet the requirements of FINRA Rule 2341.

G - 2

APPENDIX H - DISTRIBUTION PLAN PAYMENTS

The Fund has not adopted a Distribution Plan with respect to Class A1, Class I, Class R4, and Class R6 shares, as applicable. Amounts shown below do not reflect the rebate of a portion of each class' service fee by MFD to each class. During the fiscal year ended April 30, 2026, the Fund accrued or paid the following expenses for Distribution Plan Payments:

		Amount of Distribution and/or Service Fees[1]
Fund	Class of Shares	Accrued or Paid by Fund to MFD	Accrued or Paid by MFD to Financial Intermediaries	Retained by MFD

MFS Core Bond Fund	Class A Shares	$9,848	$9,717	$131
	Class C Shares	$11,650	$9,867	$1,783
	Class R1 Shares	$654	$0	$654
	Class R2 Shares	$276	$0	$276
	Class R3 Shares	$208	$69	$139

MFS Corporate Bond Fund	Class A Shares	$4,116,352	$4,014,403	$101,949
	Class B Shares	$5,115	$1,196	$3,919
	Class C Shares	$259,908	$215,858	$44,050
	Class R1 Shares	$29,959	$29,941	$18
	Class R2 Shares	$45,126	$44,939	$187
	Class R3 Shares	$47,161	$47,082	$79

MFS Lifetime 2030 Fund	Class A Shares	$238,844	$235,579	$3,265
	Class B Shares	$9,039	$2,036	$7,003
	Class C Shares	$66,666	$56,819	$9,847
	Class R1 Shares	$33,311	$33,311	$0
	Class R2 Shares	$165,673	$164,853	$820
	Class R3 Shares	$455,743	$455,548	$195

MFS Lifetime 2035 Fund	Class A Shares	$126,737	$123,481	$3,256
	Class B Shares	$2,532	$598	$1,934
	Class C Shares	$54,725	$46,669	$8,056
	Class R1 Shares	$10,794	$10,750	$44
	Class R2 Shares	$62,288	$62,155	$133
	Class R3 Shares	$398,821	$398,817	$4

MFS Lifetime 2040 Fund	Class A Shares	$203,534	$200,455	$3,079
	Class B Shares	$7,222	$1,661	$5,561
	Class C Shares	$58,935	$48,223	$10,712
	Class R1 Shares	$30,462	$30,453	$9
	Class R2 Shares	$206,449	$206,159	$290
	Class R3 Shares	$498,756	$498,756	$0

		Amount of Distribution and/or Service Fees[1]
Fund	Class of Shares	Accrued or Paid by Fund to MFD	Accrued or Paid by MFD to Financial Intermediaries	Retained by MFD
MFS Lifetime 2045 Fund	Class A Shares	$95,049	$93,342	$1,707
	Class B Shares	$2,093	$253	$1,840
	Class C Shares	$32,198	$24,355	$7,843
	Class R1 Shares	$6,834	$6,810	$24
	Class R2 Shares	$50,479	$50,434	$45
	Class R3 Shares	$389,993	$389,993	$0

MFS Lifetime 2050 Fund	Class A Shares	$111,445	$109,790	$1,655
	Class B Shares	$4,457	$1,054	$3,403
	Class C Shares	$44,245	$34,796	$9,449
	Class R1 Shares	$10,040	$10,039	$1
	Class R2 Shares	$84,213	$84,103	$110
	Class R3 Shares	$404,977	$404,977	$0

MFS Lifetime 2055 Fund	Class A Shares	$68,593	$66,996	$1,597
	Class B Shares	$2,397	$365	$2,032
	Class C Shares	$30,318	$24,890	$5,428
	Class R1 Shares	$21,009	$20,946	$63
	Class R2 Shares	$55,202	$55,147	$55
	Class R3 Shares	$296,624	$296,624	$0

MFS Lifetime 2060 Fund	Class A Shares	$53,076	$51,804	$1,272
	Class B Shares	$390	$98	$292
	Class C Shares	$19,310	$14,604	$4,706
	Class R1 Shares	$291	$0	$291
	Class R2 Shares	$19,967	$19,890	$77
	Class R3 Shares	$189,930	$189,930	$0

MFS Lifetime 2065 Fund	Class A Shares	$7,230	$6,553	$677
	Class C Shares	$4,026	$1,881	$2,145
	Class R1 Shares	$735	$0	$735
	Class R2 Shares	$8,950	$8,670	$280
	Class R3 Shares	$31,065	$31,065	$0

MFS Lifetime 2070 Fund (commenced May 27, 2026)	Class A Shares	$0	$0	$0
	Class C Shares	$0	$0	$0
	Class R1 Shares	$0	$0	$0
	Class R2 Shares	$0	$0	$0
	Class R3 Shares	$0	$0	$0

		Amount of Distribution and/or Service Fees[1]
Fund	Class of Shares	Accrued or Paid by Fund to MFD	Accrued or Paid by MFD to Financial Intermediaries	Retained by MFD
MFS Lifetime Income Fund	Class A Shares	$460,805	$453,005	$7,800
	Class B Shares	$2,721	$628	$2,093
	Class C Shares	$124,202	$114,504	$9,698
	Class R1 Shares	$27,399	$27,399	$0
	Class R2 Shares	$100,048	$99,686	$362
	Class R3 Shares	$201,057	$200,907	$150

MFS Limited Maturity Fund	Class A Shares	$1,586,952	$1,299,472	$287,480
	Class B Shares	$4,583	$727	$3,856
	Class C Shares	$190,833	$154,896	$35,937
	Class R1 Shares	$3,766	$3,759	$7
	Class R2 Shares	$4,119	$4,116	$3
	Class R3 Shares	$1,609	$1,609	$0

MFS Municipal Limited Maturity Fund	Class A Shares	$1,794,106	$1,500,766	$293,340
	Class B Shares	$490	$54	$436
	Class C Shares	$124,948	$104,190	$20,758

MFS Total Return Bond Fund	Class A Shares	$3,479,941	$3,369,601	$110,340
	Class B Shares	$6,648	$1,055	$5,593
	Class C Shares	$234,821	$198,664	$36,157
	Class R1 Shares	$9,037	$9,037	$0
	Class R2 Shares	$63,586	$63,570	$16
	Class R3 Shares	$221,155	$221,155	$0

[1]	Takes into account any amounts that may be returned to a Fund to meet the requirements of FINRA Rule 2341.

APPENDIX I - FINANCIAL INTERMEDIARY COMPENSATION

This Appendix sets forth a description of the financial intermediary compensation for the Fund. Financial intermediaries receive various forms of compensation in connection with the sale of shares of the Fund and/or the servicing of shareholder accounts. Financial intermediaries may receive such compensation (i) in the form of up-front commissions and ongoing asset-based compensation paid by MFD based on sales charges received and expected to be received by MFD from shareholders, and Rule 12b-1 (“Distribution Plan”) distribution and service payments received by MFD from the Fund, (ii) Shareholder Servicing Payments (for sub-accounting and other shareholder services) paid by an affiliate of MFD based on the receipt of such payments by MFD or its affiliates from the Fund, and (iii) in the form of payments paid from MFD’s own additional resources, which may be made to the financial intermediary or its affiliate. In addition, financial intermediaries may benefit from payments made to other entities for consulting, research, or analytical services.

To the extent MFD and its affiliates' payments to a financial intermediary are made from payments received by MFD and its affiliates from the Fund, payments from MFD and its affiliates' own additional resources to such intermediary may be reduced. In addition, to the extent financial intermediaries receiving such payments purchase shares of the Fund on behalf of their clients, MFD and its affiliates benefit from increased management and other fees with respect to those assets.

The types of payments described above are not exclusive. Accordingly, financial intermediaries may receive payments under all or any combination of the above-referenced categories. The compensation that financial intermediaries receive is negotiated with each financial intermediary and may vary by class of shares sold and among financial intermediaries. MFD and its affiliates do not make an independent assessment of the cost of selling the Fund and/or servicing the shareholder accounts. The payments received by a financial intermediary may exceed the cost to the financial intermediary of selling the Fund and/or servicing the shareholder accounts. The amount of compensation that MFD and its affiliates pay to a financial intermediary can be significant. Depending upon the arrangements in place at any particular time, financial intermediaries may have a financial incentive to recommend a particular Fund or share class or to recommend MFS Funds instead of other funds that do not pay such compensation or that pay lower amounts of compensation.

Financial intermediaries may charge you additional fees and/or commissions. You can ask your financial intermediary for information about any payments it receives from MFD and its affiliates and any services it provides, as well as about fees and/or commissions it charges. Financial intermediaries may categorize and disclose these arrangements differently than MFD and its affiliates do. Financial intermediaries (or their affiliates) that sell Fund shares may also act as brokers or dealers in connection with a Fund's purchase or sale of portfolio securities. However, the Fund and MFS do not consider financial intermediaries’ sale of shares of the Fund as a factor when choosing brokers or dealers to effect portfolio transactions for the Fund.

Commissions and Distribution Plan Payments

Class A and Class A1 Shares – General Provisions

For purchases of Class A and Class A1 shares (as applicable) subject to an initial sales charge, MFD generally pays a portion of the initial sales charge to financial intermediaries as an up-front commission of up to the following amounts:

For U.S. Equity Funds, Global/International Equity Funds, Multi-Asset Funds, Target Date Funds, and Specialty/Alternative Funds (currently for this purpose, Massachusetts Investors Growth Stock Fund, Massachusetts Investors Trust, MFS Blended Research Core Equity Fund, MFS Blended Research Emerging Markets Equity Fund, MFS Blended Research Growth Equity Fund, MFS Blended Research International Equity Fund, MFS Blended Research Mid Cap Equity Fund, MFS Blended Research Small Cap Equity Fund, MFS Blended Research Value Equity Fund, MFS Commodity Strategy Fund, MFS Core Equity Fund, MFS Emerging Markets Equity Fund, MFS Emerging Markets Equity Research Fund, MFS Equity Income Fund, MFS Global Alternative Strategy Fund, MFS Global Equity Fund, MFS Global Growth Fund, MFS Global New Discovery Fund, MFS Global Real Estate Fund, MFS Growth Fund, MFS International Diversification Fund, MFS International Equity Fund, MFS International Growth Fund, MFS International New Discovery Fund, MFS International Intrinsic Equity Fund, MFS International Value Fund, MFS Intrinsic Equity Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, MFS Lifetime 2060 Fund, MFS Lifetime 2065 Fund, MFS Lifetime 2070 Fund, MFS Low Volatility Equity Fund, MFS Low Volatility Global Equity Fund, MFS Managed Wealth Fund, MFS Mid Cap Growth Fund, MFS Mid Cap Value Fund, MFS New Discovery Fund, MFS New Discovery Value Fund, MFS Research Fund, MFS Research International Fund, MFS Technology Fund, MFS Utilities Fund, and MFS Value Fund):

Amount of Purchase	Up-front Commission as a Percentage of Offering Price

Less than $50,000	5.00%
$50,000 but less than $100,000	4.00%
$100,000 but less than $250,000	3.00%
$250,000 but less than $500,000	2.25%
$500,000 but less than $1,000,000	1.75%

For Target Risk Funds (currently for this purpose, MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Growth Allocation Fund, and MFS Moderate Allocation Fund), MFS Global Total Return Fund, and MFS Total Return Fund:

Amount of Purchase	Up-front Commission as a Percentage of Offering Price

Less than $50,000	5.00%
$50,000 but less than $100,000	4.00%
$100,000 but less than $250,000	3.00%

For Fixed Income Funds (currently for this purpose, MFS Core Bond Fund, MFS Corporate Bond Fund, MFS Diversified Income Fund, MFS Emerging Markets Debt Fund, MFS Emerging Markets Debt Local Currency Fund, MFS Global High Yield Fund, MFS Global Opportunistic Bond Fund, MFS Government Securities Fund, MFS High Income Fund, MFS Income Fund, MFS Inflation-Adjusted Bond Fund, and MFS Total Return Bond Fund) and MFS Lifetime Income Fund:

Amount of Purchase	Up-front Commission as a Percentage of Offering Price

Less than $100,000	4.00%
$100,000 but less than $250,000	3.00%
$250,000 but less than $500,000	2.25%

For Tax Advantaged Fixed Income Funds (currently for this purpose, MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund, MFS Municipal High Income Fund, MFS Municipal Income Fund, MFS Municipal Intermediate Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Virginia Municipal Bond Fund, and MFS West Virginia Municipal Bond Fund):

Amount of Purchase	Up-front Commission as a Percentage of Offering Price

Less than $100,000	4.00%
$100,000 but less than $250,000	3.00%

For MFS Limited Maturity Fund and MFS Municipal Limited Maturity Fund:

Amount of Purchase	Up-front Commission as a Percentage of Offering Price

Less than $50,000	2.25%
$50,000 but less than $100,000	2.00%
$100,000 but less than $250,000	1.75%

The difference between the total amount invested and the sum of (a) the net proceeds to the Fund and (b) the financial intermediary commission, is the amount of the initial sales charge retained by MFD. Because of rounding in the computation of offering price, the portion of the sales charge retained by MFD may vary and the total sales charge may be more or less than the sales charge calculated using the sales charge expressed as a percentage of the offering price or as a percentage of the net amount invested as listed in the Prospectus. From time to time, MFD may pay financial intermediaries up to 100% of the applicable initial sales charge of Class A and Class A1 shares (as applicable) of certain specified MFS Funds sold by financial intermediaries during a specified sales period. In addition, with respect to Class A shares (except MFS Municipal High Income Fund), financial intermediaries are generally eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares.

Class A-Specific Provisions (except MFS Municipal High Income Fund)

For purchases of Class A shares not subject to an initial sales charge and for which the financial intermediary is not eligible to receive an up-front commission by agreement or otherwise (e.g., Employer Retirement Plan purchases) (“Ineligible Accounts”), financial intermediaries will generally be eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares.

For purchases of Class A shares other than MFS Limited Maturity Fund and MFS Municipal Limited Maturity Fund by other accounts (excluding Ineligible Accounts and except as provided below), MFD will generally pay financial intermediaries an up-front commission of up to the following:

Cumulative Purchase Amount	Up-front Commission as a Percentage of Offering Price*

Up to $10,000,000	1.00%
Over $10,000,000 and up to $50,000,000	0.50%
Over $50,000,000	0.25%

*Up-front commissions on cumulative purchases over $10,000,000 are calculated using a blended rate based on the breakpoint schedule in the table above. For example, a purchase in the amount of $12,000,000 will result in an up-front commission of up to 1.00% on the first $10,000,000 and an up-front commission of up to 0.50% on the remainder of the purchase.

For purchases of Class A shares other than MFS Limited Maturity Fund and MFS Municipal Limited Maturity Fund not subject to an initial sales charge, at the discretion of MFD, MFD may pay certain financial intermediaries an up-front commission of up to 1% of the amount of Class A shares purchased through such financial intermediary instead of the up-front commission described above.

For purchases of Class A shares of MFS Limited Maturity Fund and MFS Municipal Limited Maturity Fund by other accounts (excluding Ineligible Accounts and except as provided below), MFD will generally pay financial intermediaries an up-front commission of up to the following:

Cumulative Purchase Amount	Up-front Commission as a Percentage of Offering Price*

Up to $10,000,000	0.75%
Over $10,000,000 and up to $50,000,000	0.50%
Over $50,000,000	0.25%

*Up-front commissions on cumulative purchases over $10,000,000 are calculated using a blended rate based on the breakpoint schedule in the table above. For example, a purchase in the amount of $12,000,000 will result in an up-front commission of up to 1.00% on the first $10,000,000 and an up-front commission of up to 0.50% on the remainder of the purchase.

For purchases of Class A shares of MFS Limited Maturity Fund and MFS Municipal Limited Maturity Fund not subject to an initial sales charge, at the discretion of MFD, MFD may pay certain financial intermediaries an up-front commission of up to 0.75% of the amount of Class A shares purchased through such financial intermediary instead of the up-front commission described above.

In addition, financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares commencing in the 13th month following purchase.

Class B and Class B1 Shares

For purchases of Class B and Class B1 shares (as applicable), MFD will generally pay an up-front commission to financial intermediaries of up to 3.75% of the amount purchased through such financial intermediaries. MFD will also generally advance to financial intermediaries some or all of the first year Distribution Plan service fee payments of up to 0.25% of the amount of Class B and Class B1 shares (as applicable) purchased through such financial intermediary. In addition, financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares commencing in the 13th month following purchase.

For purchases of Class B and Class B1 shares (as applicable) purchased by Employer Retirement Plans through Merrill Lynch, Pierce, Fenner & Smith Incorporated and any of its affiliates, MFD will generally pay financial intermediaries no up-front commission, but financial intermediaries will generally be eligible to receive some or all of the Distribution Plan payments of up to 1.00% annually of the average daily net assets of the class with respect to such shares (of which up to 0.25% consists of the Distribution Plan service fee).

Class C Shares

Except as noted below, for purchases of Class C shares, MFD will generally pay an up-front commission to financial intermediaries of up to 1% of the amount of Class C shares purchased through such financial intermediary. In addition, financial intermediaries will generally become eligible to receive some or all of the Distribution Plan payments of up to 1.00% annually of the average daily net assets of the class with respect to such shares (of which 0.25% consists of the Distribution Plan service fee) commencing in the 13th month following purchase.

For purchases of Class C shares purchased by Employer Retirement Plans through Merrill Lynch, Pierce, Fenner & Smith Incorporated and any of its affiliates or Prudential Investment Management Services LLC, MFD pays no up-front commission to financial intermediaries, but financial intermediaries will generally be eligible to receive some or all of the Distribution Plan payments of up to 1.00% annually of the average daily net assets of the class with respect to such shares (of which 0.25% consists of the Distribution Plan service fee).

Class R1, Class R2, and Class R3 Shares

For purchases of the following R share classes (as applicable), MFD pays no up-front commission to financial intermediaries, but financial intermediaries will generally be eligible to receive some or all of the Distribution Plan payments of up to the following rates annually of the average daily net assets of the class with respect to such shares (of which up to 0.25% consists of the Distribution Plan service fee), as follows:

Class	Annual Rate

Class R1	1.00%
Class R2	0.50%
Class R3	0.25%

Shareholder Servicing Payments

Financial intermediaries may receive all or a portion of the shareholder servicing payments as described in “Management of the Fund - Shareholder Servicing Agent.”

Other MFD Payments

Certain financial intermediaries receive payments from MFD from MFD’s own additional resources as incentives to market the Fund, to participate in MFD’s promotional efforts, and/or in recognition of their marketing support, administrative services, and/or transaction processing support. These payments are often referred to as "revenue sharing" payments. MFD compensates financial intermediaries based on factors including, but not limited to, the distribution potential of the financial intermediary, the types of products and programs offered by the financial intermediary, eligibility for placement on the financial intermediary's preferred or recommended list, the financial and contractual terms with the financial intermediary, the level and/or type of marketing and administrative support provided by the financial intermediary, and the quality of the overall relationship with the financial intermediary. Additionally, MFD normally considers factors such as the level of assets attributable to the financial intermediary, the level of redemptions by the financial intermediary, the level of access to the financial intermediary's representatives and management, the ability to educate the representatives of the financial intermediary, and the number of representatives of the financial intermediary potentially utilizing the MFS Funds with their clients.

MFD makes these additional payments to financial intermediaries (or their affiliates) for marketing support and administrative services with respect to fund shares sold or held through the financial intermediary's distribution network and/or through programs such as retirement programs, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. A financial intermediary might perform the services itself or might arrange with a third party to perform the services. In addition to the opportunity to participate in a financial intermediary's retail distribution channel or program, payments can be made on account of one or more of the following: business planning assistance; access for educating financial intermediary personnel about the MFS Funds; eligibility for placement on the financial intermediary's preferred or recommended fund list; access to sales representatives and management representatives of the financial intermediary; provision of analytical or other data services relating to the MFS Funds, such as statistical information regarding sales of the MFS Funds and related financial intermediary information; administrative and account maintenance services; participant or shareholder record-keeping; reporting or transaction processing; program administration; fund/investment selection and monitoring; enrollment; education; and participation arrangements.

MFD also makes payments to certain financial intermediaries that sell Fund shares to help offset the financial intermediaries' costs associated with client account maintenance support, statement preparation, and transaction processing. The types of payments that MFD makes under this category include, among others, payment of ticket charges of up to $20 per purchase or exchange order placed by a financial intermediary, payment of networking fees of up to $11 per shareholder account maintained on certain mutual fund trading systems, or, from time to time, lump-sum payments for ancillary services such as setting up funds on a financial intermediary's mutual fund trading system.

Financial Intermediaries Receiving Such Payments from MFD’s Own Additional Resources

Set forth below is a list of the financial intermediaries to which MFD expects, as of March 31, 2026, to make the payments described above from its own additional resources with respect to the Fund. In certain cases, payments may be made to an affiliate in addition to or in lieu of a payment made to one of these firms. Any additions, modifications, or deletions to the financial intermediaries identified in this list that have occurred since March 31, 2026, are not reflected. You should ask your financial intermediary if it receives such payments from MFD. The financial intermediary firm name provided below may be the legal entity with which MFD has entered into a selling or other similar agreement, an affiliate or parent of such entity, or its trade name.

INTERMEDIARY FIRM NAME:	INTERMEDIARY FIRM NAME:
ADP Broker-Dealer, Inc.	MissionSquare Retirement
American United Life Insurance	Morgan Stanley
Ameriprise Financial Services	MSCS Financial Services LLC

Arkadios Capital, LLC	National Financial Services Corp
Ascensus, Inc.	Nationwide Investment Services Corp
Benefit Trust Company	Northwestern Mutual Inv Svc LLC
BlackRock Investments, LLC	&Partners, LLC

Cetera Holdings	Pershing LLC
Charles Schwab & Co Inc.	PNC Financial Group
Citigroup Inc.	Principal Life Insurance Company
Columbia Management	Raymond James Financial, Inc.
Commonwealth Financial Network	Reliance Trust Company

Edward Jones	RPW Solutions, LLC
Empower Annuity Insurance Company of America	Security Financial Resources, Inc.
Equitable Financial Life Ins Co	Standard Retirement Services, Inc
E*TRADE Securities LLC	State of Oregon
Goldman Sachs & Co.	Talcott Life Insurance Company
John Hancock Life Insurance	The Charles Schwab Trust Company
J.P. Morgan Securities LLC	The Vanguard Group
Lincoln Financial Group	TIAA-CREF Financial Services
LPL Financial Corporation	Transamerica Advisors Life Insurance
Mariner Wealth Advisors, LLC	UBS Financial Services Inc
MassMutual Financial Group	Valic Financial Advisors Inc
Merrill, Lynch, Pierce, Fenner & Smith Incorporated	Voya Financial

INTERMEDIARY FIRM NAME:	INTERMEDIARY FIRM NAME:

Mid Atlantic Capital Group	Wells Fargo & Company

Many of the payments to financial intermediaries out of MFD's own additional resources described above are based on variable factors (i.e., a percentage of fund assets attributable to the financial intermediary). Other of these payments are structured in the form of fixed-dollar amounts that are paid without regard to the particular funds and/or share classes held through the financial intermediary. These fixed-dollar payments may be in addition to the variable payments described above and may represent only a small portion of the overall combined fixed and variable revenue sharing payments made by MFD to a particular financial intermediary. During the year ended December 31, 2025, MFD made and/or accrued fixed-dollar payments in amounts ranging between approximately $3,000 and $2,500,000 per financial intermediary.

MFD, from MFD’s own additional resources, also makes payments or provides reimbursement to, or on behalf of, certain financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and events, and other sponsored events, contests, training and educational meetings, client prospecting and retention activities, and due diligence trips. These payments may include travel expenses, including lodging incurred by registered representatives and other employees of certain financial intermediaries. MFD makes such payments as it deems appropriate, subject to MFD's guidelines and to the extent not prohibited by federal securities laws or state laws, the rules of the SEC and FINRA, or other applicable laws and regulations. In certain instances, MFD will also offer other compensation, including goodwill payments, to the extent not prohibited by applicable laws and regulations.

APPENDIX J - INVESTMENT STRATEGIES AND RISKS

In addition to the principal investment strategies and the principal risks described in the Prospectus, the Fund may employ other investment practices and may be subject to other risks, which are described below. Because the following is a combined description of the investment strategies and risks for the MFS Funds, certain matters described herein may not apply to the Fund. Unless an investment strategy or investment practice described below is prohibited by the investment policies and investment strategies discussed in the Fund’s Prospectus or in this SAI, or by applicable law, the Fund may engage in each of the practices described below.

Below Investment Grade Quality Debt Instruments. Below investment grade quality debt instruments, commonly referred to as “high yield securities” or “junk bonds,” are considered speculative with respect to the issuer’s continuing ability to meet principal and interest payments and will involve greater risk of principal and income, including the possibility of default or bankruptcy of the issuers of such instruments, and may involve greater volatility of prices, especially during periods of economic uncertainty or change, than higher quality debt instruments. These below investment grade quality debt instruments generally tend to reflect economic changes and the outlook for economic growth, short-term corporate and industry developments and the market’s perception of their credit quality to a greater extent than higher quality debt instruments, which react primarily to fluctuations in the general level of interest rates, although these below investment grade quality debt instruments are also affected by changes in interest rates. In the past, economic downturns or an increase in interest rates have, under certain circumstances, resulted in a higher incidence of default by the issuers of these instruments and may do so in the future, especially in the case of highly leveraged issuers. The prices for these instruments may be affected by legislative and regulatory developments. The market for these below investment grade quality debt instruments may be less liquid than the market for investment grade debt instruments. Furthermore, the liquidity of these below investment grade quality debt instruments may be affected by the market’s perception of their credit quality.

These risks are especially acute for distressed instruments, which are securities of issuers in extremely weak financial condition or perceived to have a deteriorating financial condition that will materially affect their ability to meet their financial obligations. Issuers of such instruments are generally experiencing financial or operating difficulties, have substantial capital needs or negative net worth, face special competitive or product obsolescence problems, or may be involved in various stages of bankruptcy, restructuring, or liquidation.

Instruments in the lowest tier of investment grade debt instruments have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments and involve the risks described above to a greater degree than in the case of higher grade securities.

Borrowing. The Fund may borrow money from banks in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) or in connection with engaging in transactions considered by the SEC to constitute a form of borrowing under the 1940 Act (e.g., reverse repurchase agreements) to the extent permitted by the Fund’s investment objectives and policies. Notwithstanding the foregoing, pursuant to Rule 18f-4 under the 1940 Act, the Fund has the option to treat all reverse repurchase agreements and similar financing transactions as "derivatives transactions" as opposed to including such transactions in the Fund's asset coverage ratio for borrowings. If the Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the Fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage and may cause a Fund to liquidate investments when it would not otherwise do so. Money borrowed will be subject to interest charges and may be subject to other fees or requirements which would increase the cost of borrowing above the stated interest rate.

Business Continuity. MFS has developed a Business Continuity Program (the “Program”) that is designed to minimize the disruption of normal business operations in the event of an adverse incident impacting MFS, its affiliates, or the Fund. While MFS believes that the Program is comprehensive and should enable it to reestablish normal business operations in a timely manner in the event of an adverse incident, there are inherent limitations in such programs (including the possibility that contingencies have not been anticipated and procedures do not work as intended) and under some circumstances, MFS, its affiliates, and any vendors used by MFS, its affiliates, or the Fund could be prevented or hindered from providing services to the Fund for extended periods of time. These circumstances may include, without limitation, natural disasters, outbreaks of pandemic or epidemic diseases, acts of governments, any act of declared or undeclared war (including acts of terrorism), power shortages or failures, utility or communication failure or delays (including disruptions to broadband and Internet services), labor disputes, strikes, shortages, supply shortages, system failures or malfunctions. These circumstances, including systems failures and malfunctions, could cause disruptions and negatively impact the Fund's service providers and the Fund's business operations, potentially including an inability to process Fund shareholder transactions, an inability to calculate the Fund's net asset value and price the Fund's investments, and impediments to trading portfolio securities. These risks may be exacerbated by the widespread adoption and use of emerging technologies (such as artificial intelligence). Disruptions to business operations may exist or persist even if employees of MFS, its affiliates, and any vendors used by MFS, its affiliates, or the Fund are able to work remotely. The Fund's ability to recover any losses or expenses it incurs as a result of a disruption of business operations may be limited by the liability, standard of care, and related provisions in its contractual arrangements with MFS and other service providers.

Cash Management. A Fund may hold uninvested cash or may invest it in cash equivalents such as money market securities, repurchase agreements, or shares of short-term bond or money market funds. Generally, these securities offer less potential for gains than other types of securities. In addition, the Fund will be subject to the risks of investments in cash equivalents, including liquidity risks that may delay the Fund from accessing its cash. The Fund normally invests uninvested cash balances in a money market fund advised by MFS. This money market fund does not pay a management fee but does incur investment and operating costs.

Collateralized Debt Obligations. Collateralized debt obligations ("CDOs") are types of securitized instruments and include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. Although certain CDOs may benefit from credit enhancement in the form of a senior-subordinate structure, overcollateralization or bond insurance, such enhancement may not always be present, and may fail to protect a Fund against the risk of loss on default of the collateral. CDOs may charge management fees and administrative expenses, which are in addition to those of a Fund. A CBO is ordinarily issued by a trust or other special purpose entity and is typically collateralized by a diversified pool of debt instruments, including below investment grade quality debt instruments, held by such issuer. A CLO is ordinarily issued by a trust or other special purpose entity and is typically collateralized by a pool of loans, including domestic and non-senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be below investment grade quality, held by such issuer. CDOs may be less liquid than other types of securities.

For CDOs, the cash flows are generally split into two or more portions, called tranches, varying in risk and yield. The riskiest tranche bears the first loss from defaults from the bonds, loans or other underlying collateral and serves to protect the other, more senior tranches from default (though such protection is not complete). The risks of an investment in a CDO depend largely on the type of the underlying collateral and the tranche of the CDO in which a Fund invests. Since it is partially protected from defaults, a senior tranche from a CDO may have a higher rating and lower yields than its underlying collateral.

In addition to the risks associated with debt instruments and securitized instruments, CDOs carry additional risks including, (i) the possibility that distributions from underlying collateral will not be adequate to make interest or other payments; (ii) the quality of the underlying collateral may decline in value or default; (iii) the risk that the Fund may invest in CDOs that are subordinate to other tranches; and (iv) the complex structure of the instrument may produce disputes with the issuer or unexpected investment results.

Some of the loans in which a Fund may invest or to which a Fund may gain exposure through its investments in CDOs, CLOs, or other types of structured securities may be covenant-lite loans, which impose fewer or less restrictive constraints on the borrower than certain other types of loans. Covenant-lite loans generally do not include terms that allow the lender to monitor the performance of the borrower and declare a default or force a borrower into bankruptcy restructuring if certain quantitative criteria related to the borrower's financial condition are breached. Under such loans, lenders typically must rely on covenants that restrict a company from incurring additional debt or engaging in certain actions, in each case generally subject to certain exceptions, which exceptions may be broader or more extensive in covenant-lite loans relative to certain other types of loans. Such covenants can only be breached by an affirmative action of the borrower, rather than by a deterioration in the borrower's financial condition. Accordingly, a Fund may have fewer rights against a borrower when it invests in or has exposure to covenant-lite loans and, accordingly, may have a greater risk of loss on such investments as compared to investments in or exposure to loans with additional or more traditional covenants.

Commodity Pool Operator Regulation. A notice has been filed by MFS with the National Futures Association (NFA) claiming an exclusion from the definition of the term "commodity pool operator" (CPO) under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission (CFTC) promulgated thereunder with respect to the Fund’s operation. As a result, as of the date of this SAI, MFS, as adviser to the Fund, is not currently subject to registration or regulation as a CPO with respect to the Fund. However, if in the future MFS, with respect to a Fund, is no longer eligible for this exclusion, the notice claiming exclusion from the definition of a CPO would be withdrawn, and MFS, as adviser to such Fund, would be subject to regulation as a CPO with respect to such Fund.

Commodity-Related Investments. Commodity-related investments include futures, options, options on futures, swaps, structured securities, securities of other investment companies, grantor trusts, commodity-linked notes, and hybrid instruments whose values are related to commodities or commodity contracts. The value of commodity-related investments can be affected by factors such as changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates, currency fluctuations, population growth or decline and changing demographics, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, changes in storage costs, insufficient storage capacity, embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, tariffs, war, policies of commodity cartels, and international market, economic, industry, political, environmental, public health, and regulatory developments. Certain commodities (and related derivatives) are susceptible to negative prices due to factors such as supply surpluses caused by global events. Commodities may be subject to the risk of theft, spoilage, destruction, delivery disruption and similar risks. In addition, storage, insurance and other costs associated with holding commodities will affect the value of commodity-linked investments. The value of commodity-related investments can be more volatile than the value of traditional securities. In addition, a highly liquid market may not exist for certain commodity-related instruments, and there can be no assurance that one will develop. Commodity-related instruments are also subject to credit and interest rate risks that in general affect the values of debt securities.

Actions of and changes in governments, and political and economic instability, in commodity-producing and -exporting countries may affect the production and marketing of commodities. In addition, commodity-related industries throughout the world are subject to greater political, environmental, and other governmental regulation than many other industries. Changes in government policies and the need for regulatory approvals may adversely affect the products and services of companies in the commodities industries. For example, the exploration, development, and distribution of coal, oil, and gas in the United States are subject to significant federal and state regulation, which may affect rates of return on coal, oil, and gas, and the kinds of services that the federal and state governments may offer to companies in those industries. In addition, compliance with environmental and other safety regulations has caused many companies in commodity-related industries to incur production delays and significant costs. Government regulation also may impede the development of new technologies. The effect of future regulations affecting commodity-related industries cannot be predicted.

Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Contingent Value Rights. A Fund may hold contingent value rights (“CVRs”). A CVR gives the holder the right to receive an amount, which may be a fixed amount or a variable amount determined by a formula, in the event that a specified corporate action or other business event or trigger occurs (or does not occur) during the term of the CVR. CVRs are often subject to an expiration date. CVRs may be awarded to investors in the context of a corporate acquisition or major restructuring, such as a reorganization pursuant to Chapter 11 of the United States Bankruptcy Code or other bankruptcy reorganization. For example, investors in an acquired or reorganized company may receive CVRs that enable the investor to receive additional shares of the acquiring company in the event that the acquiring company’s share price falls below a certain level by a specified date, or to receive cash payments and/or securities in the event of a future sale or liquidation event involving the company by a specified date. CVRs generally do not entitle a holder to dividends or voting rights with respect to the underlying company and do not represent any rights in the assets of the issuing company. Risks associated with the use of CVRs are generally similar to risks associated with the use of options, such as the risk that the required trigger does not occur prior to a CVR’s expiration, causing the CVR to expire with no value. CVRs also present liquidity risk, as they may not be registered under the federal securities laws or may otherwise be non-transferable or difficult to transfer, as well as counterparty risk and credit risk. Further, because CVRs are valued based on the likelihood of the occurrence of a trigger, valuation often requires subjective modeling and judgment, which increases the risk of mispricing or improper valuation.

Convertible Securities. Convertible securities are bonds, debentures, notes, or other securities that may be converted into or exchanged for (by the holder or by the issuer) shares of stock (or cash or other securities of equivalent value) of the same or a different issuer at a stated exchange ratio. Convertible securities are senior to common stock in a corporation's capital structure, but are usually subordinated to senior debt obligations of the issuer. A convertible security provides holders, through its conversion feature, an opportunity to participate in increases in the market price of their underlying securities. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, a convertible security generally sells at a price above its "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of a convertible security will vary over time generally depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stock declines in value, a convertible security will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. In general, a convertible security performs more like a stock when the conversion value exceeds the value of the convertible security without the conversion feature and more like a debt instrument when its conversion value is less than the value of the convertible security without the conversion feature. However, a security that is convertible other than at the option of the holder generally does not limit the potential for loss to the same extent as a security convertible at the option of the holder. When the underlying common stock rises in value, the value of convertible security may also be expected to increase. At the same time, however, the difference between the market value of a convertible security and its conversion value will narrow, which means that the value of a convertible security will generally not increase to the same extent as the value of the underlying common stock. Because a convertible security may also be interest rate-sensitive, its value may increase as interest rates fall and decrease as interest rates rise. A convertible security is also subject to credit risk, and is often a lower-quality security.

A contingent convertible or contingent capital security is a type of hybrid security that is intended to either convert into an equity security or have its principal written down or written off upon the occurrence of certain trigger events. An automatic write down, write off, or conversion event will typically be triggered by a reduction in the issuer's capital level or an action by the issuer's regulator, but may also be triggered by other factors. Due to the contingent write down, write off, or conversion feature, a contingent convertible security may have a greater risk of principal loss than other securities in times of financial stress. If the trigger level is breached, the value of the contingent convertible security may decrease to zero with no opportunity for an increase in value even if the issuer continues to operate.

Counterparties and Third Parties: Transactions involving a counterparty other than the issuer of the instrument, including clearing organizations, or a third party responsible for servicing the instrument or effecting the transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction. In addition, fund assets held by a custodian or other third party are subject to the credit risk of the custodian or other third party, and to the custodian's or third party’s ability or willingness to perform in accordance with the terms of the arrangement. If such a counterparty, custodian, or other third party becomes insolvent or declares bankruptcy, the fund may be limited in its ability to exercise rights to obtain the return of fund assets or in exercising other rights against the counterparty or third party. In addition, bankruptcy and liquidation proceedings take time to resolve, which can limit or preclude a fund's ability to exercise its rights, including terminating an arrangement or transaction or obtaining fund assets in a timely manner. Counterparties and third parties located outside the United States may involve greater risk of loss or delay in the event of insolvency or bankruptcy. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund.

Country Location. The issuer of a security or other investment is generally deemed to be economically tied to a particular country if: (a) the security or other investment is issued or guaranteed by the government of that country or any of its agencies, authorities or instrumentalities; (b) the issuer is organized under the laws of, and maintains a principal office in, that country; (c) the issuer has its principal securities trading market in that country; (d) a third party has identified that country as an issuer’s “country of risk”; (e) the issuer is included in an index which is representative of that country; (f) the issuer derives 50% or more of its total revenues from goods sold or services performed in that country; or (g) the issuer has 50% or more of its assets in that country. For purposes of determining if a security or other investment is considered a foreign security, revenues from goods sold or services performed in all countries other than the United States and assets in all countries other than the United States may be aggregated. For purposes of determining if a security or other investment is considered an emerging market security, revenues from goods sold or services performed in all emerging market countries and assets in all emerging market countries may be aggregated.

Cybersecurity. The Fund does not directly have any operational or security systems or infrastructure that are potentially subject to cybersecurity risks, but the Fund is exposed through its service providers (including, but not limited to, MFS, MFD, the custodian, the auditor, MFSC, financial intermediaries, and subadvisor (if applicable)), to cybersecurity risks. With the increased use of technologies, such as mobile devices and "cloud"-based service offerings and the dependence on the Internet and computer systems to perform necessary business functions, the Fund's service providers are susceptible to operational and information or cybersecurity risks that could result in losses to the Fund and its shareholders. Cyber incidents can result from deliberate attacks or unintentional events. Cyberattacks include, but are not limited to, infection by computer viruses or other malicious software code, unauthorized access to the service providers' digital systems through system-wide “hacking” or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyberattacks can also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on the service providers' systems or websites rendering them unavailable to intended users or via "ransomware" that renders the systems inoperable until appropriate actions are taken. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the service providers' systems.

Cybersecurity failures or breaches resulting from the Fund’s service providers or the issuers of securities in which the Fund invests could negatively impact the value of the Fund's investments and cause disruptions and impact the service providers’ and the Fund’s business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business and the Fund to process transactions, the inability to calculate the Fund’s net asset value, impediments to trading, destruction to equipment and systems, interference with quantitative models, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, exchanges and other financial market operators, and other parties. The Fund may incur incremental costs to prevent or reduce the impact of cyber incidents in the future which could negatively impact the Fund and its shareholders. Because technology is frequently changing, new ways to carry out cybersecurity attacks continue to develop. Therefore, there is a chance that certain risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the ability of the Fund and its service providers to plan for or respond to a cybersecurity attack. Furthermore, geopolitical tensions could increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing.

While MFS has established information security plans, business continuity plans and risk management systems that it believes are reasonably designed to prevent or reduce the impact of such cyberattacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been (or cannot be) adequately identified. Furthermore, the Fund cannot directly control any cybersecurity plans and systems put in place by service providers, or by issuers in which the Fund invests, and such service providers may have limited indemnification obligations to MFS or the Fund, each of whom could be negatively impacted as a result.

Debt Instruments. Debt instruments represent obligations of corporations, governments, and other entities to repay money borrowed, or other instruments believed to have debt-like characteristics. The issuer or borrower usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. In addition, because yields vary over time, no specific level of income can ever be assured. Debt instruments generally trade in the over-the-counter market and can be less liquid than other types of investments, particularly during adverse market and economic conditions. During certain market conditions, debt instruments in some or many segments of the debt market can trade at a negative interest rate; i.e., the price to purchase the debt instrument is more than the present value of expected interest payments and principal due at the maturity of the instrument. Some debt instruments, such as zero coupon bonds or payment-in-kind bonds, do not pay current interest. Other debt instruments, such as certain mortgage-backed securities and other securitized instruments, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal. The price of a debt instrument depends, in part, on the issuer's or borrower's credit quality or ability to pay principal and interest when due. The price of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest, if the instrument's credit rating is downgraded by a credit rating agency, or based on other changes in the financial condition of the issuer or borrower. The price of a debt instrument changes in response to interest rate changes. Interest rates change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for fixed-rate instruments than floating-rate instruments and for instruments with longer maturities, or that do not pay current interest. In addition, short-term and long-term interest rates, and interest rates in different countries, do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. To the extent the Fund invests in fixed-rate instruments, fluctuations in the market price of such investments may not affect interest income derived from those instruments, but may nonetheless affect the Fund's net asset value, especially if the instrument has a longer maturity. Substantial increases in interest rates may cause an increase in issuer defaults, as issuers may lack resources to meet higher debt service requirements. The price of an instrument trading at a negative interest rate responds to interest rate changes like other debt instruments; however, an instrument trading at a negative interest rate is expected to produce a negative return if held to maturity. Debt markets, including fixed-income markets, can be volatile and can decline significantly in response to changes in, or investor perceptions of changes in, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions that affect a particular type of instrument, issuer, or borrower, and/or that affect the debt market generally. Certain changes or events, such as political, social, or economic developments, including increasing and negative interest rates or the U.S. government's inability at times to agree on a long-term budget and deficit reduction plan (which has in the past resulted and may in the future result in a government shutdown); market closures and/or trading halts; government or regulatory actions, including the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; natural and environmental disasters such as earthquakes, fires, floods, hurricanes, tsunamis and other weather-related phenomena; outbreaks of pandemic and epidemic diseases; terrorist attacks; war or military confrontations; and other geopolitical changes or events (and their aftermath) can have a dramatic adverse effect on debt markets, including fixed-income markets, and may lead to periods of high volatility and reduced liquidity in a debt market or a segment of a debt market. Climate change regulation (such as decarbonization legislation or other mandatory controls to reduce emissions of greenhouse gases) could significantly affect many of the companies in which the Fund invests by, among other things, increasing those companies' operating costs and capital expenditures. Debt markets, including fixed-income markets, may be susceptible to market manipulation or other fraudulent practices which could disrupt the orderly functioning of these markets or adversely affect the value of instruments that trade in such markets.

A widespread health crisis such as a global pandemic could cause substantial market volatility and have long-term effects on the United States and world economies and markets generally. For example, the COVID-19 pandemic resulted in significant disruptions to global business activity, including closed international borders, quarantines and travel restrictions, disruptions to business operations and supply chains, and lower consumer demand and economic output. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic. Epidemics and pandemics that may arise in the future could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general in significant and unforeseen ways. A health crisis may also exacerbate other pre-existing political, social and economic risks. Any such impacts could adversely affect the prices and liquidity of the Fund's investments and the Fund's performance.

The London Interbank Offered Rate (LIBOR) was the offered rate at which major international banks could obtain wholesale, unsecured funding. The terms of investments, financings or other transactions (including certain derivatives transactions) have historically been tied to LIBOR, and the Fund may have maintained investments and entered into transactions utilizing a LIBOR-based reference rate. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR was last published on a representative basis at the end of June 2023. Alternative reference rates to LIBOR have been established in most major currencies (e.g., the Secured Overnight Financing Rate (SOFR) for U.S. dollar LIBOR and the Sterling Overnight Index Average for GBP LIBOR) and the transition to replacement reference rates continues. The transition away from LIBOR to the use of replacement rates has generally not been disruptive but the full impact of the transition on the Fund or the financial instruments in which the Fund invests cannot yet be fully determined.

SOFR is an index rate calculated based on short-term repurchase agreements backed by U.S. Treasury Instruments. While LIBOR was an unsecured rate, SOFR is a secured rate. There can be no assurance that SOFR will perform in the same way as LIBOR would have at any time, including, without limitation, as a result of changes in interest and yield rates in the market, monetary policy, bank credit risk, market volatility or global or regional economic, financial, political, regulatory, judicial or other events. There can be no assurance that SOFR will not be discontinued or fundamentally altered in a manner that is materially adverse to the interests of the Fund. If the manner in which SOFR is calculated is changed, that change may result in a reduction of the amount of interest payable on SOFR-linked floating rate instruments and the trading prices of such instruments. Additionally, daily changes in SOFR have, on occasion, been more volatile than daily changes in other benchmark or market rates. Although occasional, increased daily volatility in SOFR would not necessarily lead to more volatile interest payments, the return on and value of SOFR-linked floating rate instruments may fluctuate more than floating rate instruments that are linked to less volatile rates.

In addition, interest rates or other types of rates and indices which are classed as “benchmarks” have been the subject of ongoing national and international regulatory reform, including under the European Union regulation on indices used as benchmarks in financial instruments and financial contracts (known as the “Benchmarks Regulation”). The Benchmarks Regulation has been enacted into United Kingdom law by virtue of the European Union (Withdrawal) Act 2018 (as amended), subject to amendments made by the Benchmarks (Amendment and Transitional Provision) (EU Exit) Regulations 2019 (SI 2019/657) and other statutory instruments. Following the implementation of these reforms, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated entirely. Such changes could cause increased market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there could be other consequences which cannot be predicted.

See APPENDIX N for a description of ratings.

Depositary Receipts. Depositary receipts are securities that evidence ownership interests in a security or a pool of securities that have been deposited with a "depository." Depositary receipts may be sponsored or unsponsored and include American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs, EDRs, or GDRs. In unsponsored programs, the issuer may not be directly involved in the creation of the program. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other depositary receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other depositary receipts, such as GDRs and EDRs, may be issued in bearer form and denominated in other currencies, and may be offered privately in the United States and are generally designed for use in securities markets outside the United States. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. Depositary receipts denominated in a currency other than the currency of the underlying securities subjects the investors to the currency risk of the depositary receipt and the underlying securities.

With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipt holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and financial information to the depositary receipt holders at the underlying issuer's request.

Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Investments in non-U.S. issuers through ADRs, EDRs, GDRs, and other types of depositary receipts generally involve risks applicable to other types of investments in non-U.S. issuers. Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market.

Derivatives. While the Fund may use derivatives for any investment purpose, the Fund expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are financial contracts whose value is based on the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, currency, interest rate, credit rating, commodity, volatility measure or index. Derivatives involve a counterparty to the transaction and are subject to the credit risk of the counterparty and to the counterparty's ability or willingness to perform in accordance with the terms of the derivative. Derivatives include futures, forward contracts, options, inverse floating rate instruments, swaps, and certain complex structured securities. Derivatives can be highly volatile and involve risks in addition to, and potentially greater than, the risks of investing directly in the underlying reference instrument. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. Derivatives can involve leverage. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not have the effect intended. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Certain derivatives transactions, including futures, options on futures, and certain swaps, are required to be (or are capable of being) centrally cleared. A party to a cleared derivatives transaction is subject to the credit risk of the clearinghouse and the clearing member through which it holds its cleared position. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in relatively few clearinghouses and clearing members. It is not clear how an insolvency proceeding of a clearinghouse would be conducted and what impact an insolvency of a clearinghouse would have on the financial system. In the event of the insolvency of a clearinghouse, the Fund might experience a loss of funds deposited through its clearing member as margin with the clearinghouse, a loss of unrealized profits on its open positions, and the loss of funds owed to it as realized profits on closed positions. Such an insolvency might also cause a substantial delay before the Fund could obtain the return of funds owed to it by a clearing member who was a member of such clearinghouse. A clearing member is generally obligated to segregate all funds received from customers with respect to cleared derivatives transactions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing member from its customers with respect to cleared derivatives are generally held by the clearing member on a commingled basis in an omnibus account by account class, and the clearing member may invest those funds in certain instruments permitted under applicable regulations. Therefore, the Fund might not be fully protected in the event of the bankruptcy of the Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for a relevant account class. The clearing member is required to transfer to the clearinghouse the amount of margin required by the clearinghouse for cleared derivatives, which amounts are generally held in an omnibus account at the clearinghouse for all customers of the clearing member. In respect of cleared swaps (but not futures or options on futures), regulations promulgated by the CFTC require that the clearing member notify the clearinghouse of the initial margin provided by the clearing member to the clearinghouse that is attributable to each customer. However, if the clearing member does not accurately report the Fund’s initial margin, the Fund is subject to the risk that a clearinghouse will use the assets attributable to it in the clearinghouse’s omnibus account to satisfy payment obligations a defaulting customer of the clearing member has to the clearinghouse. Clearinghouses (and in many cases clearing members) have broad rights to increase margin requirements for existing transactions or to terminate those transactions at any time. In addition, if a clearing member does not comply with the applicable regulations or its agreement with the Fund, does not maintain accurate records, or in the event of fraud or misappropriation of customer assets by a clearing member, the Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.

Legislation and regulation of derivatives in the United States and other jurisdictions, including margin, clearing, trading and reporting requirements, and leveraging and position limits, may make derivatives more costly and/or less liquid, limit the availability of certain types of derivatives, cause the Fund to change its use of derivatives, or otherwise adversely affect a Fund's use of derivatives.

For example, the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, in the event of an insolvency of its counterparties (or their affiliates) could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union, the United Kingdom and various other jurisdictions. Such regimes provide government authorities with broad authority to conduct a resolution of a financial institution that is in danger of default. With respect to counterparties who are subject to such proceedings in the European Union and the United Kingdom, the liabilities of such counterparties to the Fund could be reduced, eliminated or converted to equity (sometimes referred to as a “bail in”).

Derivatives Transactions Subject to Rule 18f-4. Rule 18f-4 under the 1940 Act governs the Fund's use of derivative instruments and certain other transactions that create future payment and/or delivery obligations by the Fund, such as short sale borrowings and reverse repurchase agreements or similar financing transactions, and certain transactions entered into on a when-issued, delayed delivery or forward commitment basis (for purposes of this section, "Derivatives Transactions"). Unless the Fund qualifies as a "limited derivatives user" as defined under Rule 18f-4 (a "Limited Derivatives User"), the Fund will (i) appoint a Derivatives Risk Manager, (ii) maintain a Derivatives Risk Management Program designed to identify, assess, and reasonably manage the risks associated with Derivatives Transactions; (iii) comply with certain value-at-risk (VaR)-based leverage limits; and (iv) comply with certain Board reporting and recordkeeping requirements. (VaR is an estimate of an instrument's or portfolio's potential losses, expressed as a percentage of the value of a portfolio’s assets or fund’s net assets, over a given time horizon and at a specified confidence level.)

If a Fund qualifies as a Limited Derivatives User, it is excepted under Rule 18f-4 from the requirements to appoint a Derivatives Risk Manager, adopt a Derivatives Risk Management Program, comply with certain VaR-based leverage limits, and comply with certain Board oversight and reporting requirements. Rather, a Fund that qualifies as a Limited Derivatives User will maintain policies and procedures reasonably designed to manage its derivatives risks and will be subject to risk limits and guidelines as well as certain reporting requirements with respect to its execution of Derivatives Transactions in accordance with Rule 18f-4.

Pursuant to Rule 18f-4, when the Fund enters into reverse repurchase agreements or similar financing transactions, including certain tender option bonds, the Fund will (i) aggregate the amount of indebtedness associated with all of its reverse repurchase agreements or similar financing transactions with the amount of any other "senior securities" representing indebtedness (e.g., bank borrowings, if applicable) when calculating the Fund's asset coverage ratio under Section 18 of the 1940 Act or (ii) treat all such transactions as Derivatives Transactions.

The requirements of Rule 18f-4 may limit the Fund's ability to engage in Derivatives Transactions as part of its investment strategies. These requirements may also increase the cost of the Fund’s investments and cost of doing business, which could adversely affect the value of the Fund's investments and/or the performance of the Fund.

Emerging Market Countries. Emerging market countries include countries determined to have emerging market economies, taking into account a number of factors, including whether a particular country has a low- to middle-income economy according to the International Bank for Reconstruction and Development (the World Bank), the country’s designation by the International Monetary Fund as an emerging market, the country's inclusion in an emerging market or frontier emerging market index, and other factors that demonstrate that the country's financial and capital markets are in the development phase. Emerging market countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe.

Investments tied economically to emerging market countries may be more volatile than investments in countries with more developed markets. The risk of expropriation, confiscatory taxation, nationalization and social, political, and economic instability, greater susceptibility to environmental problems, greater government involvement in the economy, inflation or deflation, currency devaluations, currency exchange rate fluctuations, war, and terrorism may be greater in emerging market countries than countries in developed markets. In addition, many emerging market countries with less established health care systems have experienced outbreaks of pandemic, epidemic, or contagious diseases from time to time. The economies of emerging market countries may be based on only a few industries, may be vulnerable to changes in trade conditions, and may have large debt burdens and higher inflation rates.

A number of emerging market countries restrict, to varying degrees, foreign investment in securities. Further, some securities may not be available to the Fund because foreign shareholders hold the maximum amount permissible under current law. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries and may be subject to currency exchange control restrictions. In addition to withholding taxes on investment income, some emerging market countries may impose different capital gains taxes on foreign investors.

Generally accepted accounting, auditing, and financial reporting practices and standards in emerging market countries may vary from country to country and may be significantly different from those countries in developed markets. There may be less publicly available information about issuers and certain financial instruments, and currency hedging may be unavailable. Shares of companies that only trade on an emerging market securities exchange are not likely to file reports with the SEC. The financial information and disclosure made by such issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities since such companies are generally not subject to the same regulatory, accounting, auditing or auditor oversight requirements applicable to companies that file reports with the SEC. In addition, the PCAOB, which regulates auditors of U.S. public companies, may not be able to inspect audit work papers in certain emerging market countries. Many emerging market countries have less government supervision, regulation, and enforcement of the securities markets and participants in those markets.

Investors in emerging markets may not have the ability to seek certain legal remedies in U.S. courts as private plaintiffs. As a practical matter, investors may have to rely on domestic legal remedies that are available in the emerging market and such remedies are often limited and difficult for international investors to pursue. Shareholder claims, including class action and securities law and fraud claims, generally are difficult or unavailable to pursue as a matter of law or practicality in many emerging market countries. In addition, the SEC, U.S. Department of Justice and other U.S. authorities often have substantial difficulties in bringing and enforcing actions against non-U.S. companies and non-U.S. persons, including company officers and directors, in certain emerging markets due to jurisdictional limitations and various other factors.

The securities markets of emerging market countries may have substantially less trading volume, resulting in a lack of liquidity and high price volatility. There may be a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries as well as a high concentration of investors and financial intermediaries. In addition, securities markets of emerging market countries may be subject to potential market closures due to market, economic, political, regulatory, geopolitical, environmental, public health, or other conditions.

Practices in relation to settlement of securities transactions in emerging market countries involve higher risks than those in developed countries because brokers and counterparties in such countries may be less well-capitalized and custody and registration of assets in some countries may be unreliable.

Emerging market country debt is subject to high risk and may not be rated for creditworthiness by any internationally recognized credit rating organization. The issuer or governmental authority that controls the repayment of an emerging market country’s debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. If a government obligor defaults on its obligation, an investor may have limited resources and may not be able to enforce a judgment against a foreign government.

A sub-set of emerging market countries are considered to have frontier markets. Frontier market countries generally have smaller, less diverse economies and less mature capital markets than larger emerging market countries, and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. Frontier markets are more susceptible to having abrupt changes in currency values, less mature markets and settlement practices, and lower trading volumes that could lead to greater price volatility and illiquidity.

Certain trading structures or protocols in some emerging markets involve the risks described above to a greater degree than in developed markets or even in other emerging markets. The Fund may, directly or indirectly (through, for example, participation notes or other types of equity-linked notes), purchase shares in mainland China-based companies that trade on Chinese stock exchanges such as the Shanghai Stock Exchange and the Shenzhen Stock Exchange (“China A-Shares”) or debt securities traded on the China Interbank Bond Market (“CIBM Bonds” and with “China A-Shares, “China Connect Securities”), through a variety of mutual market access programs (collectively, “China Connect”) that enable foreign investment in People's Republic of China (PRC) exchange-traded securities via investments made in Hong Kong or other locations that may in the future have China Connect programs with the PRC. Examples of China Connect programs include the Shanghai and Shenzhen-Hong Kong Stock Connect (collectively, “Stock Connect”) and the China Bond Connect (the “Bond Connect”). Trades do not cross between the Shanghai and Shenzhen stock exchanges and a separate broker is assigned for each exchange. If the Fund rebalances across both exchanges, the Fund must trade out of stocks listed on one exchange with a broker and trade into stocks on the other exchange with a separate broker. As a result, the Fund may incur additional fees.

There are significant risks inherent in investing in China Connect Securities through China Connect. The China Connect programs are relatively new. There can be no assurance that China Connect programs will not be discontinued without advance notice or that future developments will not restrict or adversely affect a Fund's investments or returns through China Connect. The less developed state of PRC's investment and banking systems with respect to foreign investment subjects the settlement, clearing, and registration of China Connect Securities transactions to heightened risks. China Connect program restrictions could also limit the ability of a Fund to sell its China Connect Securities in a timely manner, or to sell them at all. For instance, China Connect programs involving Hong Kong can only operate when both PRC and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. As such, if Hong Kong markets are closed but China Connect Securities are trading in the PRC, or where China Connect programs are closed for extended periods of time because of subsequent Hong Kong and PRC holidays (or for other reasons), a Fund may not be able to dispose of its China Connect Securities when it wants to in a timely manner, which could adversely affect the Fund's performance. Additionally, certain China Connect programs are subject to daily quota limitations on purchases of certain China Connect Securities (such as China A-Shares). Once the daily quota is reached, orders to purchase additional China A-Shares through Stock Connect will be rejected. Investment quotas are subject to change, and although the current quotas do not place limits on sales of China A-Shares or other China Connect Securities through China Connect programs, there can be no guarantee that capital controls would not be implemented that could adversely affect the Fund's ability to remove money out of China and use it for other purposes, including to meet redemptions.

China Connect Securities purchased through a China Connect program are held through a nominee structure by a Hong Kong-based depository as nominee (the “Nominee”) on behalf of investors. Thus, the Fund's investments will be registered on the books of the PRC clearinghouse in the name of a Hong Kong clearinghouse, and on the books of a Hong Kong clearinghouse in the name of the Fund's Hong Kong sub-custodian, and may not be clearly designated as belonging to the Fund. The precise nature and rights of a Fund as the beneficial owner of China Connect Securities through the Nominee is not well defined under PRC law and it is not yet clear how such rights will be recognized or enforced under PRC law. The use of the nominee system also exposes the Fund to the credit risk of the depository intermediaries, and to greater risk of expropriation. Different fees, costs, and taxes are imposed on foreign investors acquiring China Connect Securities acquired through China Connect programs, and these fees, costs, and taxes may be higher than comparable fees, costs, and taxes imposed on owners of other securities providing similar investment exposure. Furthermore, the securities regimes and legal systems of the PRC and Hong Kong differ significantly from each other and issues may arise based on these differences. Loss of Hong Kong independence or legal distinctiveness, for example, could undermine significant benefits of the China Connect programs. Political, regulatory and diplomatic events, such as the U.S.-China “trade war” that has intensified since 2018, could have an adverse effect on the Chinese or Hong Kong economies and on investments made through China Connect programs, and thus could adversely impact a Fund investing through China Connect programs.

CIBM Bonds may also be purchased through the CIBM Direct Access Program, which is also relatively new. The CIBM Direct Access Program, established by the People's Bank of China, allows eligible foreign institutional investors to conduct trading in the CIBM, subject to other rules and regulations as promulgated by Chinese authorities. Eligible foreign institutional investors who wish to invest directly in the CIBM through the CIBM Direct Access Program may do so through a settlement agent located in China, who would be responsible for making the relevant filings and account opening with the relevant authorities. A Fund is therefore subject to the risk of default or errors on the part of such agent. Many of the same risks that apply to investments in the PRC through China Connect programs also apply to investments through the CIBM Direct Access Program.

Certain securities issuers, including issuers in certain emerging market countries, may use a structure known as a variable interest entity. A Fund’s investment in such an issuer may pose additional risks because the Fund’s investment is made through a holding company whose interests in the underlying business are established through contracts rather than through equity ownership. Certain Chinese companies have used variable interest entities as a means to circumvent Chinese restrictions on foreign ownership of securities in certain sectors. In such cases, the operating company is generally owned by Chinese nationals and an offshore holding company indirectly holds certain contractual rights relating to the operating company, including a contractual claim on the operating company's profits. Shares of the offshore holding company, in turn, are traded on exchanges outside of China and are available to non-Chinese investors such as the Fund. While the application of the variable interest entity structure is a longstanding industry practice in China, the Chinese government has never approved these structures. There is a risk that the Chinese government may cease to tolerate such variable interest entity structure at any time or impose new restrictions on the structure, in each case either generally or with respect to specific issuers, which could lead to significant losses with little or no recourse available. Further, in case of dispute (for example, with the Chinese owners of the operating company), the holding company's contractual claims with respect to the operating company may be deemed unenforceable in China, thus limiting the remedies and rights of investors such as the Fund. Such legal uncertainty may be exploited against the interests of the investors in the related holding company. Further, this application of the variable interest entity structure generally restricts the Fund’s ability to influence the operating company through proxy voting and other means and may restrict the ability of an issuer to pay dividends to shareholders from operating company earnings. Foreign companies listed on stock exchanges in the United States, including companies using the variable interest entity structure, could also face delisting or other ramifications for failure to meet the expectations and/or requirements of the SEC, the PCAOB, or other United States regulators. In addition, legislation passed in the U.S. could cause securities of a foreign issuer, including American Depositary Receipts, to be delisted from U.S. stock exchanges if the issuer does not allow the U.S. government to inspect or investigate the auditing of its financial information. Although the requirements of this legislation apply to securities of all foreign issuers, the U.S. government has thus far limited its enforcement efforts to securities of Chinese companies. If securities are delisted, a Fund’s ability to transact in such securities will be impaired, and the liquidity and market price of the securities may decline. The Fund may also need to seek other markets in which to transact in such securities, which could increase the Fund’s costs.

Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility, pandemics, adverse economic, market or political events, and other events. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets, and individual securities may be severely affected both regionally and globally, and the value of a Fund’s assets may go down.

These and other risks may exist to varying degrees in connection with investments through other trading structures, protocols and platforms in emerging markets.

Equity Securities. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, depositary receipts for such securities, equity interests in REITs, securities of investment companies, and other similar interests in an issuer. The price of an equity security fluctuates in response to issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, as well as to investor perceptions of these conditions. Prices can decrease significantly in response to these conditions, and these conditions can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these conditions. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain changes or events, such as political, social, or economic developments, including increasing or negative interest rates or the U.S. government's inability at times to agree on a long-term budget and deficit reduction plan (which has in the past resulted and may in the future result in a government shutdown); market closures and/or trading halts; government or regulatory actions, including the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; natural disasters; outbreaks of pandemic and epidemic diseases; terrorist attacks; war; and other geopolitical changes or events, can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or segment of an equity market. Climate change regulation (such as decarbonization legislation or other mandatory controls to reduce emissions of greenhouse gases) could significantly affect many of the companies in which the Fund invests by, among other things, increasing those companies' operating costs and capital expenditures. Equity markets may be susceptible to market manipulation or other fraudulent practices which could disrupt the orderly functioning of these markets or adversely affect the value of instruments that trade in such markets.

A widespread health crisis such as a global pandemic could cause substantial market volatility and have long-term effects on the United States and world economies and markets generally. For example, the COVID-19 pandemic resulted in significant disruptions to global business activity, including closed international borders, quarantines and travel restrictions, disruptions to business operations and supply chains, and lower consumer demand and economic output. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic. Epidemics and pandemics that may arise in the future could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general in significant and unforeseen ways. A health crisis may also exacerbate other pre-existing political, social and economic risks. Any such impacts could adversely affect the prices and liquidity of the Fund's investments and the Fund's performance.

Financial Services Exposure Risk. Events that affect the financial services sector may have a significant adverse effect on the Fund. Issuers and/or counterparties in a single industry or related industries can react similarly to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. Issuers and/or counterparties in the financial services sector are subject to many risks, including adverse government regulation, decreased availability and increased cost of capital, and changes in interest and/or default rates. The U.S. Government and the U.S. Federal Reserve, as well as certain foreign governments and central banks, have from time to time taken steps to support financial markets. The U.S. Government and the U.S. Federal Reserve, as well as certain foreign governments and central banks, may, conversely, reduce market support activities. These and other government policies may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Changes in government activities in this regard, such as changes in interest rate policy, can negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Additionally, in the event of the shutdown of certain financial institutions and disruption in the financial services sector, there can be no certainty that the actions taken by governments, if any, will be effective in mitigating the effects of financial institution failures on the economy and/or restoring public confidence in the banking financial institutions and the U.S. and global financial systems.

Floating Rate Certificates. Each holder of a floating rate certificate has the option at specified times to tender its certificate to the issuer or a specified third party acting as agent for the issuer for purchase at the stated amount of the certificate plus accrued interest. Floating rate certificates may be floating or variable rate securities. The issuer or third party agent may be unable to purchase the certificates on the purchase date due to a variety of circumstances, which may result in a loss of value of the certificates.

Foreign Currencies. Changes in currency exchange rates can significantly impact the financial condition of a company or other issuer with exposure to multiple countries. In addition, foreign securities may be denominated in foreign currencies and currencies may be purchased directly. Accordingly, changes in the values of those currencies may have a positive or negative effect on the value of securities denominated in that currency or the value of the currency itself.

While holding currencies permits an investor to take advantage of favorable movements in the applicable exchange rate, this strategy also exposes the investor to risk of loss if exchange rates move in a direction adverse to the investor’s position. Such losses could reduce any profits or increase any losses sustained by the investor from the sale or redemption of securities and could reduce the dollar value of interest or dividend payments received.

The values of other currencies relative to the U.S. dollar may fluctuate in response to, among other factors, interest rate changes, intervention (or failure to intervene) by governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, tariffs, and other political or regulatory developments. Currency values can decrease significantly both in the short term and over the long term in response to these and other developments.

Some foreign countries have managed currencies, which are not free floating against the U.S. dollar. Managed currencies can experience a steep devaluation relative to the U.S. dollar. In addition, certain foreign countries may restrict the free conversion of their currencies into other currencies and certain foreign currencies may not trade outside their local country.

Although foreign currency dealers generally do not charge a fee for foreign currency transactions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer.

Foreign currency transactions are contracts to purchase or sell foreign currencies for settlement on a future date.  Foreign currency transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date are referred to as deliverable forwards.  Depending on time to settlement and certain other characteristics, certain deliverable forwards can be referred to as "spot" foreign currency transactions.   Foreign currency transactions that do not provide for physical settlement of the two currencies but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and current rate at settlement based upon an agreed upon notional amount are referred to as non-deliverable forwards.  Depending on whether a foreign currency transaction is deemed to be a spot, a deliverable forward or a non-deliverable forward in a particular jurisdiction, the transaction may be subject to no or different regulatory requirements, including but not limited to reporting, margin, clearing and exchange trading or trading on other public facilities.  Numerous regulatory changes related to foreign currency transactions are expected to occur over time and could materially and adversely affect the ability of the Fund to enter into foreign currency transactions or could increase the cost of foreign currency transactions. In the future, certain foreign currency transactions may be required to be subject to initial as well as variation margin requirements. Foreign currency transactions that are not centrally cleared are subject to the creditworthiness of the counterparty to the foreign currency transaction (usually large commercial banks), and their values may decline substantially if the counterparty’s creditworthiness deteriorates. In a cleared foreign currency transaction, performance of the transaction will be effected by a central clearinghouse rather than by the original counterparty to the transaction. Foreign currency transactions that are centrally cleared will be subject to the creditworthiness of the clearing member and the clearing organization involved in the transaction.

A "settlement hedge" or "transaction hedge" attempts to protect against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a foreign currency transaction for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Foreign currency transactions to purchase or sell a foreign currency may also be used in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.

Foreign currency transactions can be used to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if an investor owned securities denominated in pounds sterling, the investor could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. An investor could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Foreign currency transactions can also be used to shift investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a Fund to assume the risk of fluctuations in the value of the currency it purchases.

Swap agreements, indexed securities, hybrid securities and options and futures contracts relating to foreign currencies can be used for the same purposes.

Successful use of currency management strategies will depend on MFS' skill in analyzing currency values. Currency management strategies may increase the volatility of a Fund's returns and could result in significant losses to a Fund if currencies do not perform as MFS anticipates. For example, if a currency's value rose at a time when MFS had hedged a Fund by selling that currency in exchange for dollars, a Fund would not participate in the currency's appreciation. If MFS hedges currency exposure through proxy hedges, a Fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if MFS increases a Fund's exposure to a foreign currency and that currency's value declines, a Fund will realize a loss. There is no assurance that MFS' use of currency management strategies will be advantageous to a Fund or that it will hedge at appropriate times.

Foreign Markets. Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies may involve significant risks. Foreign investments involve risks relating to local political, economic, regulatory, or social developments, military action or unrest, adverse diplomatic developments, or government involvement in the economy or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises), and may be affected by actions of U.S. and foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, imposition of tariffs or other economic and trade sanctions, embargoes, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, entering or exiting trade or other intergovernmental agreements, or other government action, intervention, or restriction. Economic or other sanctions imposed on a foreign country or issuer by the United States, or on the United States or issuers by a foreign country, could impair a Fund’s ability to buy, sell, hold, receive, deliver, or otherwise transact in certain securities. Sanctions could also affect the value and/or liquidity of a foreign security. The debt instruments of foreign governments and their agencies and instrumentalities may or may not be supported by the full faith and credit of the foreign government. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

Foreign markets, while growing in volume and sophistication, may not be as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign trading, settlement and custodial practices (including those involving settlement where Fund assets may be released prior to receipt of payment) may be less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker/dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding or other taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments. Some countries limit the ability to profit from short-term trading (as defined in that country).

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers may not be bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and obtain information regarding corporate actions on a timely basis. Legislation passed in the United States effectively prohibits securities of foreign issuers (including those based in China) from being listed on a U.S. securities exchange or traded in the United States over-the-counter market if, because of a position taken by an authority in a foreign jurisdiction, the PCAOB is unable to inspect or investigate the issuer's audit work papers over a certain period of time. To the extent a Fund invests in the securities of an impacted issuer, delisting or other prohibitions on trading in the securities of the issuer could impair the Fund's ability to transact in such securities and significantly impact a security's liquidity and market price (and thus the Fund's net asset value). The Fund would also need to seek other markets in which to transact in such securities, which could increase the Fund's trading costs.

Foreign securities may trade on markets that are closed when the U.S. markets are open. As a result, accurate pricing information based on foreign market prices may not always be available. In general, there may be less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. Over-the-counter markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries. Investors in foreign countries may have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the SEC, the U.S. Department of Justice and other U.S. authorities to bring and enforce actions against foreign issuers or foreign persons is limited.

Some foreign investments impose restrictions on transfer within the United States or to U.S. persons. Although investments subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign investments that are not subject to such restrictions.

Foreign countries may have reporting requirements with respect to the ownership of securities, and those reporting requirements may be subject to interpretation or change without prior notice to investors. While the Fund makes reasonable efforts to stay informed of foreign reporting requirements relating to the Fund's non-U.S. portfolio securities, no assurance can be given that the Fund will satisfy applicable foreign reporting requirements at all times.

Global economies and financial markets are interconnected, and conditions in one country, region, or market could adversely impact economic conditions, market conditions, and issuers in other countries, regions, or markets. However, the interconnectedness of economies and/or markets may be diminishing, which may also result in widespread adverse economic impacts that cannot be foreseen at this time. For example, a member state’s decision to leave the European Monetary Union and/or the European Union, or any increased uncertainty as to the status of such entities, could have significant adverse effects on global currency and financial markets, and on the values of the Fund’s investments. In 2020, the United Kingdom officially withdrew from the European Union (commonly known as “Brexit”). The United Kingdom and European Union reached a preliminary trade agreement, which became effective on January 1, 2021, regarding the terms of their future trading relationship relating principally to the trading of goods; however, negotiations are ongoing for matters not covered by the agreement, such as the trade of financial services. Due to uncertainty of the current political environment, it is not possible to foresee the form or nature of the future trading relationship between the United Kingdom and the European Union. The longer term economic, legal, political and social framework to be put in place between the United Kingdom and the European Union remains unclear and the ongoing political and economic uncertainty and periods of exacerbated volatility in both the United Kingdom and in wider European markets may continue for some time.

Any further exits from the European Union, or the possibility of such exits, or the abandonment of the euro, may cause additional market disruption globally and introduce new legal and regulatory uncertainties. Among other things, a member state’s decision to leave the European Union or abandon the euro could result in increased market volatility and illiquidity; fluctuations in asset values; fluctuations in exchange rates; decreased liquidity of investments located, traded, or listed within the European Union, the United Kingdom, or elsewhere; changes in the willingness or ability of financial and other counterparties to enter into transactions or the price and terms on which other counterparties are willing to transact; and/or changes in legal and legal and regulatory regimes to which Fund investments are or become subject. Additionally, certain European countries have developed increasingly strained relationships with the U.S., which could adversely affect European issuers that rely on the U.S. for trade. A weakening of the United States’ commitment to NATO could further increase geopolitical risks in the region and force higher defense spending by European countries. The national politics of certain countries in Europe have been unpredictable and subject to influence by disruptive political groups and ideologies, including for example, secessionist movements. The governments of European countries may be subject to change and such countries may experience social and political unrest. Unanticipated political or social developments may result in sudden and significant investment losses to the Fund. The occurrence of terrorist incidents or war in the European region also could negatively impact financial markets. The impact of these events could be significant and could adversely affect the value and liquidity of the Fund investments.

In 2025, a change in the U.S. presidential administration has resulted in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, the relative strength of the U.S. dollar, inflation, and the securities markets generally. Some countries, including the United States, have adopted more protectionist trade policies. The rise in protectionist trade policies, slowing economic growth, changes to some major international trade agreements, risks associated with trade agreements between the United States and the European Union, and the risks associated with trade negotiations between the United States and China, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time.

Russia’s military action in Ukraine has, and may continue to have, adverse effects on the regional and the global financial markets and economies. In addition, sanctions imposed on Russia, Russian individuals, including politicians, and Russian corporate and banking entities by the United States and other countries, and any sanctions imposed in the future, may have a significant adverse impact on the Russian economy and related markets. Such actions may also result in a decline in the value and liquidity of Russian securities and a weakening of the ruble, and could impair the Fund's ability to buy, sell, receive, or deliver Russian securities. In addition, securities market trading halts related to the conflict could adversely impact the value and liquidity of the Fund's holdings and could impair the Fund's ability to transact in and/or value portfolio securities. The sanctions on Russian exports also have increased energy costs and reduced energy security in Europe. Additionally, Russia has taken retaliatory actions, including preventing repatriation of capital by U.S. and other investors. The ramifications of the ongoing conflict and related sanctions may negatively impact other regional and global financial markets (including in Europe, Asia, and the United States), companies in other countries (including those that have done business in Russia), various sectors, industries and markets for securities and commodities, such as oil and natural gas, and global supply chains, food supplies, inflation and global growth.

Furthermore, the prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets.

The price and liquidity of the Fund's investments may fluctuate widely as a result of these and other geopolitical conflicts and related events. The extent and duration of any military conflict or future escalation of such hostilities (including cyberattacks), the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related or similar future events could have a significant adverse impact on Fund performance and the value of an investment in the Fund.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell in the future a specific quantity of an asset, currency, interest rate, index, commodity, instrument or other indicator at a specific price and time. Futures contracts are standardized, exchange-traded contracts and the price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. The value of a futures contract typically fluctuates in correlation with the increase or decrease in the value of the underlying indicator. The buyer of a futures contract enters into an agreement to purchase the underlying indicator on the settlement date and is said to be "long" the contract. The seller of a futures contract enters into an agreement to sell the underlying indicator on the settlement date and is said to be "short" the contract. Futures on indexes and futures not calling for physical delivery of the underlying indicator will be settled through cash payments rather than through delivery of the underlying indicator.

If a fund is the purchaser or seller of a futures contract, the fund is required to deposit "initial margin" with a futures commission merchant ("FCM") when the futures contract is entered into. Initial margin is typically calculated as a percentage of the contract's notional amount. The minimum margin required for a futures contract is set by the exchange on which the contract is traded and may be increased by the FCM or the exchange during the term of the contract. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract.

The risk of loss in trading futures contracts can be substantial, because of the low margin required, the extremely high degree of leverage involved in futures pricing, and the potential high volatility of the futures markets. As a result, a relatively small price movement in a futures position may result in immediate and substantial loss (or gain) to the investor, and with respect to certain futures contracts, futures positions may theoretically result in unlimited losses. In the event of adverse price movements, an investor would continue to be required to make daily cash payments equal to the daily change in value of the futures contract. In addition, on the settlement date, an investor in physically settled futures may be required to make delivery of the indicators underlying the futures positions it holds.

Futures can be sold until their last trading dates, or can be closed out by offsetting purchases or sales of futures contracts before then if a liquid market is available. It may not be possible to liquidate or close out a futures contract at any particular time or at an acceptable price and an investor would remain obligated to meet margin requirements until the position is closed. Moreover, most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses. The inability to close futures positions also could have an adverse impact on the ability to hedge a portfolio investment or to establish a substitute for a portfolio investment.

Exchanges may cancel trades in limited circumstances, for example, if the exchange believes that allowing such trades to stand as executed could have an adverse impact on the stability or integrity of the market. Any such cancellation may adversely affect the performance of the Fund. In addition, the Fund’s FCM may limit the Fund’s ability to invest in certain futures contracts. Such restrictions may adversely affect the Fund’s performance and its ability to achieve its investment objectives.

The CFTC, and certain foreign regulators, and many exchanges have established (and continue to evaluate and revise) speculative position limits, referred to as "position limits," on the maximum speculative positions which any person, or group of persons acting in concert, may hold or control in particular futures and options on futures contracts. In addition, U.S. federal position limits apply to swaps that are economically equivalent to futures contracts on certain agricultural, metals and energy commodities. All positions owned or controlled by the same person or entity, even if in different accounts, must be aggregated for purposes of determining whether the applicable position limits have been exceeded, unless an exemption applies. Thus, even if the Fund does not intend to exceed applicable position limits, it is possible that positions held by different clients managed by MFS and its affiliates may be aggregated for this purpose. Any modification of trading decisions or elimination of open positions that may be required to avoid exceeding such limits may adversely affect the performance of the Fund. A violation of position limits could also lead to regulatory action materially adverse to the Fund’s investment strategy. The Fund may also be affected by other regimes, including those of the European Union and United Kingdom, and trading venues that impose position limits on commodity derivative contracts.

Futures are subject to the creditworthiness of the FCM(s) and clearing organizations involved in the transaction.

Foreign futures contracts may not be subject to the same level of regulation as U.S. futures contracts, and foreign futures exchanges may follow trading, settlement, and margin procedures that are different from those for U.S. exchanges. Futures contracts traded outside the United States may involve greater risk of loss than U.S. traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, clearing member, clearing house, or other party that may owe margin to a fund.

If MFS attempts to use a futures contract as a hedge against, or as a substitute for, a portfolio investment, the futures position may not correlate as expected with the portfolio investment, resulting in losses to the Fund. While hedging strategies involving futures products can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

Hybrid Instruments. Hybrid instruments are generally considered derivatives and combine the elements of swaps, futures contracts, or options with those of debt, preferred equity or a depository instrument. A hybrid instrument may be a debt instrument, preferred stock, warrant, convertible security, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, commodities, indexes, economic factors or other measures, including interest rates, currency exchange rates, or commodities or securities indices, or other indicators.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, swaps, options, futures and currencies. An investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument. The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include the possibility of significant changes in the benchmark(s) or the prices of the underlying indicators to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, which may not be foreseen by the purchaser, such as economic and political events, the supply and demand profiles of the underlying indicators and interest rate movements. Hybrid instruments may be highly volatile.

Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark, underlying asset or indicator may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark, underlying asset or indicator may not move in the same direction or at the same time.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying indicator is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

If MFS attempts to use a hybrid instrument as a hedge against, or as a substitute for, a portfolio investment, the hybrid instrument may not correlate as expected with the portfolio investment, resulting in losses to the Fund. While hedging strategies involving hybrid instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt instruments. Under certain conditions, the redemption value of such an investment could be zero. In addition, hybrid instruments are subject to the creditworthiness of the issuer of the hybrid instrument, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Hybrid instruments also may not be subject to regulation by the CFTC, which generally regulates the trading of commodity futures, options, and swaps by and to U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

Inflation. Inflation risk is the uncertainty over the future real value (after inflation) of an investment. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of shareholders’ investments in the Fund. Monetary policy measures have in the past, and may in the future, exacerbate risks associated with rising interest rates. In periods of rising interest rates, fixed income securities markets may experience heightened levels of interest rate volatility and liquidity risk.

Inflation-Indexed Bonds. Inflation-indexed bonds are debt instruments whose principal and/or interest value are adjusted periodically according to a rate of inflation (usually a consumer price index). Two structures are most common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the inflation accruals as part of a semiannual coupon.

U.S. Treasury Inflation Protected Securities ("TIPS") currently are issued with maturities of five, ten, or thirty years, although it is possible that securities with other maturities will be issued in the future. The principal amount of TIPS adjusts for inflation, although the inflation-adjusted principal is not paid until maturity. Semiannual coupon payments are determined as a fixed percentage of the inflation-adjusted principal at the time the payment is made. Increases in the principal value of TIPS due to inflation are considered taxable ordinary income. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity. Additionally, a Consumer Price Index swap can potentially lose value if the realized rate of inflation over the life of the swap is less than the fixed market implied inflation rate (fixed breakeven rate) that the investor agrees to pay at the initiation of the swap. Deflation adjustments offset taxable ordinary income to the extent that they do not exceed all current and prior income inclusions. However, if deflation adjustments were to exceed all current and prior income inclusions, any remaining excess would be carried forward to offset future income inclusions in subsequent years. Any excess deflation adjustment remaining at disposition or maturity would reduce capital gain or increase capital loss.

If the rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or at the par amount at original issue. If an inflation-indexed bond does not provide a guarantee of principal at maturity, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. For example, if inflation were to rise at a faster rate than nominal interest rates, real interest rates would likely decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates would likely rise, leading to a decrease in value of inflation-indexed bonds.

While these securities, if held to maturity, are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If nominal interest rates rise due to reasons other than inflation (for example, due to an expansion of non-inflationary economic activity), investors in these securities may not be protected to the extent that the increase in rates is not reflected in the bond’s inflation measure.

The inflation adjustment of TIPS is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of price changes in the cost of living, made up of components such as housing, food, transportation, and energy. There can be no assurance that the CPI-U will accurately measure the real rate of inflation in the prices of goods and services. In addition, inflation-indexed bonds are subject to risks related to the availability, discontinuation, substitution, or material alternation of the applicable measure used in adjusting for inflation. Such events could have a material adverse impact on the Fund’s investments and performance.

Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the SEC, the Fund may borrow money from and/or lend money to other Funds advised by MFS and for which MFD acts as the principal underwriter. Any loans under the program will be set at an interest rate that is the average of the highest rate available to a lending MFS Fund from an investment in overnight repurchase agreements and the approximate lowest rate at which bank short-term loans would be available to a borrowing MFS Fund. A borrowing MFS Fund may have to borrow from a bank at a higher rate if an interfund loan is called or not renewed. Any delay in repayment of an interfund borrowing to a lending MFS Fund could result in lost investment opportunities or borrowing costs.

Large Shareholder Risk. From time to time, shareholders of the Fund (which may include institutional investors, financial intermediaries, or other MFS Funds) may make (individually or collectively) relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the Fund's performance to the extent that the Fund may be required to sell securities or invest cash at times it would not otherwise do so. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of portfolio securities. The effects of taxable income and/or gains resulting from large redemptions of Fund shares would particularly impact non-redeeming shareholders who do not hold their Fund shares in a tax-advantaged or tax-exempt vehicle. To the extent that such transactions result in short-term capital gains, such gains will generally be taxed at the ordinary income rate for shareholders who hold Fund shares in a taxable vehicle. In addition, a large redemption could result in the Fund's current expenses being allocated over a smaller asset base, leading to an increase in the Fund's expense ratio. Purchases of a large number of shares may adversely affect the Fund's performance to the extent that it takes time to invest new cash and the Fund maintains a larger cash position than it ordinarily would. A number of circumstances may cause the Fund to experience large redemptions or purchases, such as changes in the eligibility criteria for the Fund or a share class of the Fund; liquidations, reorganizations, repositionings, or other announced Fund events; or changes in investment objectives, strategies, policies, risks or investment personnel.

Lending. The Fund may not lend any security or make any other loan, if as a result, more than 33 1/3% of its total assets would be lent to other parties. This limitation does not apply to the purchase of debt instruments, money market instruments, repurchase agreements, loans, or other direct indebtedness.

Lending of Portfolio Securities. Portfolio securities may be lent to approved entities, including banks, broker/dealers and their affiliates, and would be required to be secured by collateral in cash, an irrevocable letter of credit, or U.S. Government securities maintained on a current basis at an amount generally at least equal to the market value of the securities loaned. When one party lends portfolio securities to another party, the lender has the right to call the loan and obtain the securities loaned at any time on customary industry settlement notice (which will not usually exceed five business days). For the duration of a loan, the borrower pays the lender an amount equal to any interest or dividends received on the securities loaned. The lender also receives a fee from the borrower or compensation from the investment of the collateral, less a fee paid to the borrower (if the collateral is in the form of cash). The lender does not, however, have the right to vote any securities having voting rights during the existence of the loan, but it can call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment; however, it is sometimes not feasible, particularly in the case of foreign securities, to recall the securities in time to vote the shares. The Fund’s performance will continue to reflect changes in the value of the securities loaned and will also reflect the receipt of interest, through investment of cash collateral by the Fund or a fee. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the lender may not be able to recover the securities loaned or gain access to the collateral. These delays and costs could be greater for foreign securities. If the lender is not able to recover the securities loaned, the lender may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment and related transaction costs by the time the replacement investment is purchased. The Fund bears the risk of any investment loss from cash received as collateral that is invested in other eligible securities, including shares of a money market fund. The Fund engages securities lending agents to arrange loans of the portfolio securities. The Fund pays a fee to such agents.

Services provided by the securities lending agents include locating borrowers; evaluating the initial and ongoing creditworthiness of borrowers; determining and monitoring the value of loaned securities and collateral; monitoring collateral requirements and collecting additional collateral as necessary; collateral transfer; cash collateral management; negotiation of loan terms; selection of securities to be loaned; recordkeeping and reporting; monitoring lending restrictions; monitoring for loan position modifications due to corporate actions; monitoring distribution activity and delivering any distributions from securities on loan; monitoring proxy votes related to U.S. loaned securities; and arranging for the return of loaned securities at loan termination or as otherwise required.

Regulations require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many securities lending agreements, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such agreements, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these requirements, as well as potential additional government regulation and other developments in the market, could adversely affect a Fund's ability to terminate existing securities lending agreements or to realize amounts to be received under such agreements in the event the counterparty or its affiliate becomes subject to a resolution or insolvency proceeding.

The SEC also adopted a rule that will require reporting and public disclosure of securities loan transaction information (not including party names); this may include, but is not limited to, information about securities loans entered into in connection with short sales. It is currently uncertain when or if compliance with this SEC rule will be required. In addition, other non-U.S. jurisdictions (such as the European Union and the United Kingdom) where the Fund may trade have reporting requirements.

Income and fees related to securities lending activities for the Fund's most recent fiscal year are set forth in APPENDIX O.

Leveraging. Certain transactions and investment strategies, including when-issued, delayed delivery, and forward commitment purchases, mortgage dollar rolls, and some derivatives, can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small change in an underlying indicator can lead to significantly larger losses to the Fund. Leverage can cause increased volatility by magnifying gains or losses.

Liquidity. Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market, or may not have an active trading market due to adverse market, economic, industry, political, regulatory, geopolitical and other conditions, including trading halts, sanctions, or wars. Investors trying to sell large quantities of a particular investment or type of investment, or lack of market makers or other buyers for a particular investment or type of investment may also adversely affect liquidity. At times, all or a significant portion of a market may not have an active trading market. Without an active trading market where frequent and large purchase and sale transactions of a security occur without significantly affecting the price of that security, it may be difficult to value and not possible to sell these investments and the Fund may have to sell certain of these investments at a price or time that is not advantageous in order to meet redemptions or other cash needs.

The Fund has implemented a liquidity risk management program pursuant to Rule 22e-4 under the 1940 Act that MFS believes is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors' interests in the Fund. In accordance with Rule 22e-4, the Fund may not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. In the event the Fund's illiquid investments exceed 15% of the Fund's net assets, MFS will take certain actions, including reporting the occurrence to the Board and providing the Board with information regarding how MFS plans to bring the Fund's illiquid investments to or below 15% of the Fund's net assets within a reasonable time. While the Fund's liquidity risk management program attempts to assess and manage liquidity risk, there is no guarantee it will be effective in its operations and may not reduce the liquidity risk inherent in a Fund's investments.

Loans and Other Direct Indebtedness. Loans and other direct indebtedness are interests in amounts owed by corporations, governmental or other borrowers to lenders or lending syndicates (loans and loan participations), to suppliers of goods and services (trade claims and other receivables), or to other parties. Some loans may be unsecured in part or in full. Loans may be in default at the time of purchase. Loans that are fully secured should protect the purchaser to a greater extent than unsecured loans in the event of nonpayment of scheduled interest or principal. However, there can be no assurance that the liquidation of collateral acquired in connection with the default of a secured loan would satisfy the borrower’s obligation, or that such collateral could be liquidated.

Loans generally are made to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs or other corporate activities. Such loans typically are originated, negotiated and structured by a syndicate of lenders represented by an agent lender that has negotiated and structured the loan and that is responsible for collecting interest and principal payments and other amounts due on behalf of all of the lenders in the syndicate, and for enforcing the lenders’ rights against the borrower. Typically, the agent is given broad discretion in monitoring the borrower’s performance and is obligated to use the same care it would use in the management of its own property. Upon an event of default, the agent typically will enforce the loan agreement after instruction from the lenders. The borrower compensates the agent for these services. This compensation may include special fees paid when the loan is structured or funded and other fees paid on a continuing basis. The typical practice of an agent or a lender to rely exclusively or primarily on reports from the borrower involves a risk of fraud by the borrower.

If an agent becomes insolvent, or has a receiver, conservator or similar official appointed for it by an appropriate authority, or if it becomes a debtor in a bankruptcy proceeding, the agent’s appointment may be terminated, and a successor agent typically may be appointed by the lenders. If an appropriate authority determines that assets held by the agent for the benefit of lenders or purchasers of loans are subject to the claims of the agent’s general or secured creditors, then such lenders or purchasers might incur certain costs and delays in realizing payment on a loan or suffer a loss of principal and/or interest. Furthermore, in the event of the borrower’s bankruptcy or insolvency, the borrower’s obligation to repay a loan may be subject to certain defenses that the borrower can assert as a result of improper conduct by the agent.

Loans may be acquired by participating directly in a lending syndicate as a lender. Alternatively, loans or an interest in loans may be acquired by novation, by assignment or by participation from members of the lending syndicate or from other participants. In a novation or an assignment, the acquirer assumes all of the rights of the lender in the loan or of the participant in the participants’ portion of the loan and, in the case of a novation or an assignment from a member of the lending syndicate, becomes a party of record with respect to the loan. In a participation, the acquirer purchases a portion of the lender’s or the participants’ interest in the loan, but has no direct contractual relationship with the borrower. An investment in a loan by participation gives rise to several risks. The acquirer must rely on another party not only for the enforcement of the acquirer’s rights against the borrower, but also for the receipt and processing of principal, interest or other payments due under the loan and may be subject to the credit risk of the other party in addition to the borrower. The acquirer may be subject to delays, expenses, and risks that are greater than those that would be involved if the acquirer could enforce its rights directly against the borrower. In addition, under the terms of a participation agreement, the acquirer may be regarded as a creditor of the seller of the participation interest (rather than of the borrower), so that the acquirer also may be subject to the risk that such seller could become insolvent. A participation agreement also may limit the rights of the acquirer to vote on changes that may be made to the underlying loan agreement, such as waiving a breach of a covenant.

Direct indebtedness includes trade or other claims against companies, which generally represent monies owed by such companies to suppliers of goods or services. Such claims may be purchased when such companies are in default.

The ability to receive payments of principal and interest on loans and other direct indebtedness will depend primarily on the financial condition of the borrower. Because an acquirer may be required to rely on another party to collect and to pass on to it amounts payable with respect to the loan or other direct indebtedness and to enforce the acquirer’s rights under the loan or other direct indebtedness, an insolvency, bankruptcy or reorganization of such other party may delay or prevent the acquirer from receiving such amounts. The highly leveraged nature of many loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions.

Revolving credit facilities and other standby financing commitments obligate the purchaser to fund additional cash on a certain date or on demand. A revolving credit facility differs from other types of financing commitments in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. These commitments may have the effect of requiring a purchaser to increase its investment in a company at a time when the purchaser might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid).

Historically, loans normally have not been registered with the SEC or any state securities commission or listed on any securities exchange. As a result, the amount of public information available about a specific loan historically has been less extensive than if the loan were registered or exchange traded. Loans may also not be considered “securities,” and purchasers may not be entitled to rely on the anti-fraud and other protections of the federal securities laws.

Floating rate loans generally are subject to legal or contractual restrictions on resale. Floating rate loans currently are not listed on any securities exchange or automatic quotation system. As a result, no active market may exist for some floating rate loans, and to the extent a secondary market exists for other floating rate loans, such market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Additionally, the supply of floating rate loans may be limited from time to time due to a lack of sellers in the market for existing floating rate loans or to the number of new floating rate loans currently being issued. As a result, the floating rate loans available for purchase may be of lower quality or may have higher prices.

With respect to its management of investments in bank loans, MFS will normally seek to avoid receiving material, non-public information (MNPI) about the issuers of bank loans being considered for acquisition by the Fund or held by the Fund. In many instances, borrowers may offer to furnish MNPI to prospective investors, and to holders, of the issuer’s loans. MFS’ decision not to receive MNPI may place MFS at a disadvantage relative to other investors in loans (which could have an adverse effect on the prices the Fund pays or receives when buying or selling loans). Also, in instances where holders of loans are asked to grant amendments, waivers or consent, MFS’ ability to assess their significance or desirability may be adversely affected. For these and other reasons, it is possible that MFS’ decision not to receive MNPI under normal circumstances could adversely affect the Fund’s investment performance.

Notwithstanding its intention generally not to receive MNPI with respect to its management of investments in loans, MFS may from time to time come into possession of MNPI about the issuers of loans that may be held by the Fund. Possession of such information may in some instances occur despite MFS’ efforts to avoid such possession, but in other instances MFS may choose to receive such information (for example, in connection with participation in a creditors’ committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, MFS’ ability to trade in these loans for the account of the Fund could potentially be limited by its possession of such information. Such limitations on MFS’ ability to trade could have an adverse effect on the Fund by, for example, preventing the Fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

Master Limited Partnerships. Master limited partnerships are limited partnerships in which ownership interests are publicly traded. Master limited partnerships typically own interests in properties or businesses related to the oil and gas industries, although they may own other types of investments. Investments in master limited partnerships are subject to similar risks to those associated with the specific industry or industry in which the partnership invests, such as the risk of investing in the real estate or oil and gas industries. In addition, investments in master limited partnerships are subject to the risks of investing in a partnership, including limited control and voting rights on matters affecting the partnership and fewer investor protections compared to corporations.

MFS Funds-of-Funds Conflict of Interest Risk. In managing MFS Fund-of-Funds and underlying funds, MFS is subject to conflicts of interest in selecting and substituting underlying funds for which it is the adviser (e.g., because the management fees paid by some underlying funds are higher than the management fees paid by other underlying funds), and, more generally, in fulfilling its obligations with respect to both the MFS Fund-of-Funds and the underlying funds. Therefore, a conflict of interest exists because MFS has an incentive to allocate fund assets into underlying funds that produce the greatest fees for MFS; however, MFS is legally obligated to act in the best interests of both the MFS Fund-of-Funds and the underlying funds.

Money Market Instruments. Money market instruments, or short-term debt instruments, consist of obligations such as commercial paper, bank obligations (e.g., certificates of deposit and bankers’ acceptances), repurchase agreements, and various government obligations, such as U.S. Treasury bills. Money market instruments may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the IRS nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities. Commercial paper is a money market instrument issued by banks or companies to raise money for short-term purposes. Unlike some other debt obligations, commercial paper is typically unsecured. Commercial paper may be issued as an asset-backed security.

During the market volatility caused by the COVID-19 pandemic, many money market instruments that were thought to be highly liquid became illiquid and lost value. The U.S. government and the U.S. Federal Reserve, as well as certain foreign governments and central banks, took extraordinary actions with respect to the financial markets generally and money market instruments in particular. While these actions have stabilized the markets for these instruments, there can be no assurances that those actions will continue or continue to be effective. If the Fund's money market instruments become illiquid, the Fund may be unable to satisfy certain of its obligations or may only be able to do so by selling other securities at prices or times that may be disadvantageous to do so.

Mortgage-Backed Securities. Mortgage-backed securities are securities that represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real property or instruments derived from such loans. The payment of principal and interest and the price of a mortgage-backed security generally depend on the cash flows generated by the underlying mortgages and the terms of the mortgage-backed security. In addition, tax or other regulatory changes may adversely affect the mortgage-backed securities market as a whole. Mortgage-backed securities are backed by different types of mortgages, including commercial and residential properties and reverse mortgages. Investments in mortgage-backed securities are impacted by the industry, sector, and geographic region of the underlying mortgages. Mortgage-backed securities include various types of securities such as pass-throughs, stripped mortgage-backed securities, and collateralized mortgage obligations. There are a wide variety of mortgage types underlying these securities, including mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than customary.

Mortgage-backed securities represent interests in pools of mortgage loans assembled for sale to investors by various governmental agencies, such as the Government National Mortgage Association (GNMA), by government-related organizations, such as the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC), and by private issuers, such as commercial banks, savings and loan institutions and mortgage companies. Government mortgage-backed securities are backed by the full faith and credit of the United States as to payment of principal and interest. GNMA, the principal U.S. guarantor of these securities, is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Government-related mortgage-backed securities are not backed by the full faith and credit of the United States. Issuers of government-related mortgage-backed securities include FNMA and FHLMC. FNMA is a congressionally chartered corporation subject to general regulation by the Secretary of Housing and Urban Development.

Securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA. FHLMC is a stockholder-owned government-sponsored enterprise established by Congress. Participation certificates representing interests in mortgages from FHLMC's national portfolio are guaranteed as to the timely payment of interest and principal by FHLMC.

Under the Federal Housing Finance Agency's “Single Security Initiative,” FNMA and FHLMC have entered into a joint initiative to develop a common securitization platform for the issuance of Uniform Mortgage-Backed Securities (“UMBS”), which would generally align the characteristics of FNMA and FHLMC mortgage-backed securities. In June 2019, FNMA and FHLMC started to issue UMBS in place of their current offerings of TBA-eligible mortgage-backed securities. The effect of the issuance of UMBS on the market for mortgage-backed securities is uncertain.

Private mortgage-backed securities represent interest in pools consisting of residential or commercial mortgage loans created by non-government issuers, such as commercial banks and savings and loan associations and private mortgage companies. Private mortgage-backed securities may be subject to greater credit risk and be more volatile than government or government-related mortgage-backed securities. In addition, private mortgage-backed securities may be less liquid than government or government-related mortgage-backed securities.

Private, government, or government-related entities may create mortgage loan pools offering pass-through investments in addition to those described above. Interests in pools of mortgage-related securities differ from other forms of debt instruments, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities typically provide a monthly payment which consists of both interest and principal payments. In effect, these payments generally are a “pass-through”

of the monthly payments made by the individual borrowers on their residential or commercial loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs incurred.

Mortgage-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. Prepayments of principal by mortgagors or mortgage foreclosures shorten the term of the mortgage pool underlying the mortgage-backed security. The occurrence of prepayments is a function of several factors, including interest rates, general economic conditions, the location of the mortgaged property, the age of the mortgage or the location and age of other underlying obligations, regulatory requirements, and other social and demographic conditions. Because prepayment rates of individual mortgage pools vary widely, the average life of a particular pool is difficult to predict. The rate of principal payments for a reverse mortgage-backed security depends on a variety of economic, geographic, social, and other factors, including interest rates and borrower mortality. Reverse mortgage-backed securities may respond differently to economic, geographic, social, and other factors than other mortgage-backed securities. A Fund's ability to maintain positions in mortgage-backed securities is affected by the reductions in the principal amount of such securities resulting from prepayments. The values of mortgage-backed securities vary with changes in market interest rates generally and the differentials in yields among various kinds of U.S. government securities, mortgage-backed securities, and securitized instruments. In periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the average life of a pool of mortgages supporting a mortgage-backed security. Conversely, in periods of falling interest rates, the rate of prepayment tends to increase thereby shortening the average life of such a pool. Because prepayments of principal generally occur when interest rates are declining, an investor generally has to reinvest the proceeds of such prepayments at lower interest rates than those at which its assets were previously invested. Therefore, mortgage-backed securities typically have less potential for capital appreciation in periods of falling interest rates than other income-bearing securities of comparable maturity. Ongoing developments in the residential and commercial mortgage markets may have additional consequences for the market for mortgage-backed securities. During periods of deteriorating economic conditions, such as recessions or periods of rising unemployment, delinquencies and losses generally increase, sometimes drastically, with respect to securitizations involving mortgage loans. Mortgage-backed securities are subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgage may decline in value and be insufficient, upon foreclosure, to repay the associated loan. There are fewer investors in mortgage- and asset-backed securities markets and those investors are more homogenous than in markets for other kinds of securities. If a number of market participants are impacted by negative economic conditions, forced selling of mortgage- or asset-backed securities unrelated to fundamental analysis could depress market prices and liquidity significantly and for a longer period of time than in markets with greater liquidity.

Collateralized mortgage obligations (CMOs) are mortgage-backed securities that are collateralized by residential or commercial loan mortgages or mortgage pass-through securities. The bonds issued in a CMO transaction are divided into groups, and each group of bonds is referred to as a "tranche." The CMO structure enables the issuer to direct the principal and interest cash flow generated by the collateral of the different tranches in a prescribed manner in order to meet different investment objectives. Under the traditional CMO structure, the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the CMO bondholders. The bonds issued under a traditional CMO structure are retired sequentially as opposed to the pro-rata return of principal found in traditional pass-through obligations. Subject to the various provisions of individual CMO issues, the cash flow generated by the underlying collateral (to the extent it exceeds the amount required to pay the stated interest) is used to retire the bonds. Under a CMO structure, the repayment of principal among the different tranches is prioritized in accordance with the terms of the particular CMO issuance. The "fastest-pay" tranches of bonds, as specified in the Prospectus for the issuance, would initially receive all principal payments. When those tranches of bonds are retired, the next tranche, or tranches, in the sequence, as specified in the Prospectus, receive all of the principal payments until they are retired. The sequential retirement of bond groups continues until the last tranche is retired. Accordingly, the CMO structure allows the issuer to use cash flows of long maturity, monthly-pay collateral to formulate securities with short, intermediate, and long final maturities, as well as varied expected average lives and risk characteristics. Other structures include floating rate CMOs, parallel pay CMOs, planned amortization classes, accrual bonds and CMO residuals. These structures affect the amount and timing of principal and interest received by each tranche from the underlying collateral. Under certain of these structures, given classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which a Fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-backed securities.

A primary risk of CMOs is the uncertainty of the timing of cash flows that results from the rate of prepayments on the underlying mortgages serving as collateral and from the structure of the particular CMO transaction (that is, the priority of the individual tranches). An increase or decrease in prepayment rates (resulting from a decrease or increase in mortgage interest rates) will affect the yield, average life, and prices of CMOs. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities. The value of CMOs collateralized by commercial mortgages or commercial mortgage pass-through securities depend on the cash flow and volatility of the commercial loans, the volatility and reliability of cash flows associated with the commercial properties; the type, quality, and competitiveness of the commercial properties; the experience, reputation and capital resources of the borrower and the manager; the location of the commercial properties; the quality of the tenants; and the terms of the loan agreements.

Stripped mortgage-backed securities (SMBSs) are derivative multi-class mortgage-backed securities. SMBSs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks, and special purpose entities formed or sponsored by any of the foregoing. SMBSs may be less liquid than other types of mortgage-backed securities.

SMBSs are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The price and yield-to-maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, which is more likely to occur in a declining interest rate environment, a Fund may fail to recoup some or all of its initial investment in these securities, even if the security is in one of the highest rating categories. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than customary.

Mortgage “Dollar Roll” Transactions. In mortgage “dollar roll” transactions, the investor sells mortgage-backed securities for delivery in the future and simultaneously contracts to repurchase substantially similar securities on a specified future date. During the roll period, the investor foregoes principal and interest paid on the mortgage-backed securities. The lost interest is compensated by the difference between the current sales price and the lower price for the future purchase (often referred to as the “drop”) as well as by the interest earned on, and gains from, the investment of the cash proceeds of the initial sale. A commitment fee may also be received for participation in such transaction.

If the income and capital gains from the investment of the cash from the initial sale do not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will result in a lower return than would have been realized without the use of the dollar rolls. Dollar roll transactions involve the risk that the market value of the securities that are required to be purchased in the future may decline below the agreed upon repurchase price of those securities. If the party to whom the securities are sold becomes insolvent, the right to purchase or repurchase securities may be restricted. Successful use of mortgage dollar rolls may depend upon the investor’s ability to correctly predict interest rates and prepayments.

A dollar roll can be viewed as a borrowing. If a Fund makes additional investments while a dollar roll is outstanding, this may be considered a form of leverage.

Municipal Instruments. Debt obligations or other instruments or participations therein issued by or on behalf of (or that are otherwise treated for U.S. federal tax purposes as issued by or an obligation of) states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, are known as “municipal instruments.” Generally, interest received on municipal instruments is exempt from U.S. federal income tax. The tax-exempt nature of the interest on a municipal instrument is generally the subject of a bond counsel opinion delivered in connection with the issuance of the instrument. There is no assurance that the IRS will agree with bond counsel’s opinion that such interest is tax-exempt or that the interest payments on such municipal instruments will continue to be tax exempt for the life of the municipal instrument. Issuers or other parties generally enter into covenants requiring continuing compliance with U.S. federal tax requirements to preserve the tax-free status of interest payments over the life of the municipal instrument. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a municipal instrument could become subject to U.S. federal income tax, possibly retroactively to the date the municipal instrument was issued. As a result, an investor may need to amend prior year income tax returns. Certain types of structured securities are designed so that tax-exempt interest from municipal instruments held by the underlying entity will pass through to the holders of the structured security. There is no assurance that the IRS will agree that such interest is tax exempt.

From time to time, proposals have been introduced before Congress and state legislatures to restrict or eliminate the U.S. federal and state income tax exemption for interest on municipal instruments. Similar proposals may be introduced in the future. Such legislation or court or tax rulings that eliminate or cap the federal and/or state deduction of interest from municipal instruments could adversely affect the price of municipal instruments and the interest paid by the municipal instruments, and may restrict or eliminate the ability of the Fund to achieve its respective investment objective. Federal policies are always a risk to the states and may affect municipal instruments. Federal elections, including presidential elections, may raise additional uncertainty and election results may result in changes in taxation, regulatory shifts, and/or funding allocations that could impact a state’s revenue streams, property values, and migration patterns.

The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality and ability to pay principal and interest when due of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, or political or economic developments in the region where the instrument is issued. Municipal instruments generally trade in the over-the-counter market. Information about the financial condition of an issuer of municipal bonds may not be as extensive or frequently available as that which is made available by corporations whose securities are publicly traded.

General obligation bonds are backed by the issuer's pledge of its full faith and credit and taxing power for the repayment of principal and the payment of interest. Issuers of general obligation bonds include states, territories, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The rate of taxes that can be levied for the payment of debt service on these bonds may be limited. Additionally, there may be limits as to the rate or amount of special assessments or taxes that can be levied to meet these obligations.

Some general obligation bonds are backed by both a pledge of a specific revenue source, such as a special assessment or tax and an issuer’s pledge of its full faith and credit and taxing power. Debt service from these general obligation bonds is typically paid first from the specific revenue source and second, if the specific revenue source is insufficient, from the general taxing power.

Revenue bonds are generally backed by the specific revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source, such as a state's or local government's proportionate share of the payments from the Tobacco Master Settlement Agreement. Revenue bonds are issued to finance a wide variety of capital projects. Examples include electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Industrial development bonds, a type of revenue bond, are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for a variety of purposes, including economic development, solid waste disposal, transportation, and pollution control. Although the principal security for revenue bonds is typically the revenues of the specific facility, project, company or system, many revenue bonds are secured by additional collateral in the form of a mortgage on the real estate comprising a specific facility, project or system, a lien on receivables and personal property, as well as the pledge of various reserve funds available to fund debt service, working capital, capital expenditures or other needs. Specific revenues and other security pledged may be insufficient to pay principal and interest due which will cause the price of the bonds to decline. In some cases, revenue bonds issued by an authority are backed by a revenue stream unrelated to the issuer, such as a hotel occupancy tax, a sales tax, or a special assessment. In these cases, the ability of the authority to pay debt service is solely dependent on the revenue stream generated by the special tax. Furthermore, the taxes supporting such issues may be subject to legal limitations as to rate or amount.

Municipal bond insurance policies typically insure, subject to the satisfaction of the policy conditions and certain other restrictions, timely and scheduled payment of all principal and interest due on the underlying municipal instruments. Municipal bond insurance does not insure against market fluctuations which affect the price of a security.

The insurance may be obtained by either (i) the issuer at the time the municipal instrument is issued, commonly referred to as primary market insurance, or (ii) another party after the municipal instrument has been issued, commonly referred to as secondary market insurance.

The value of a municipal bond insurance policy is dependent on the credit quality and financial strength of the company providing such insurance and its ability to fulfill its claims-paying obligations. As a result of ratings downgrades and withdrawals from the municipal bond insurance business, some municipal bond insurance policies may have little or no value.

Municipal bonds may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could affect the market values and marketability of many or all municipal obligations of borrowers in a state, U.S. territory, or possession. Certain adverse events may significantly stress the financial resources of certain municipal issuers, in some cases weakening their ability to meet their financial obligations and harming the value of the Fund’s investments. Factors contributing to the economic stress on municipal issuers may include a decrease in revenues supporting the bonds due to factors such as lower sales tax revenue as a result of decreased consumer spending, lower income tax revenue due to higher unemployment, and a decrease in the value of collateral backing the revenue bonds issued by hospitals, colleges and universities, toll roads, convention centers, stadiums, casinos, and others due to closures and/or curtailment of services and/or changes in consumer behavior. Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to a Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events were to occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible for a Fund to sell the security at the time and the price that normally prevails in the market.

In addition to being downgraded, if a municipality experiences significant financial distress, depending on applicable law, it may become subject to emergency oversight, and in some jurisdictions may be eligible to file a petition for relief under Chapter 9 of the U.S. Bankruptcy Code. As a result of these actions, a distressed municipality may be entitled to certain protections from the enforcement of rights and remedies by creditors in order to permit the municipality to negotiate and execute a plan for the reorganization of its debts. Such a reorganization of debts may include the extension of debt maturities, reduction in the amount of principal and interest due thereon, alterations to contractual provisions and other measures which may significantly affect the value of the securities issued by the municipality and the value of the Fund's investments therein.

Education. In general, there are two types of education-related bonds: (i) those issued to finance projects for public and private colleges and universities, charter schools and private schools, and (ii) those representing pooled interests in student loans. Bonds issued to supply educational institutions with funding or to fund construction and other projects which benefit the educational institution are subject to many risks, including the risks of unanticipated revenue decline, primarily the result of decreasing student enrollment, decreasing state and federal funding, or a change in general economic conditions. Additionally, higher than anticipated costs associated with salaries, utilities, insurance or other general expenses could impair the ability of a borrower to make annual debt service payments. Charter schools are subject to the additional risk that the contract (or charter) may be revoked for failure to meet academic or fiscal management standards, safety or health-related issues, or other reasons. Student loan revenue bonds are typically offered by state (or substate) entities and are primarily backed by pools of private student loans. Underlying student loans are generally unsecured loans made to parents or students which may be supported by reserves or other forms of credit enhancement. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, unemployment rates, the trust's overall ability to generate excess spread, and loan modifications. Since bonds are issued prior to the origination of student loans, there is risk that bond proceeds are not fully disbursed to students, in which case the issuer has the option to retire bonds prior to the stated maturity or call date. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, bankruptcy protection for student loan borrowers, and continued federal interest and other program subsidies currently in effect.

Electric Utilities. The electric utilities industry is highly regulated at both the state and federal level. There are generally two types of electric utilities: municipal owned and investor owned. Municipal owned utilities typically benefit from a monopoly position and self-imposed rates, whereas investor owned utilities are typically subject to state and federal oversight for rates and/or subject to competition. Regardless of type, risks include: (a) the availability and cost of fuel, (b) the availability and cost of capital, (c) the effects on demand from economic conditions, (d) the effects of conservation on energy demand, (e) the effects of rapidly changing environmental, safety, and licensing requirements, and other federal, state, and local regulations, (f) timely and sufficient rate increases allowing for reasonable cost recovery including growing retiree obligations and changing fuel prices, (g) maintenance of existing assets and (h) timely and efficient construction of new assets including those to meet renewable energy mandates.

Health Care. The health care industry includes providers such as hospitals, nursing homes, retirement communities, and community health organizations. It is subject to regulatory action by a number of governmental agencies at the federal, state, and local level. A major source of revenues for the health care industry is payments from the Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for such programs. A second major source of revenues for the health care industry is payments from private insurance companies and health maintenance organizations. As such, any changes to and reductions in reimbursement rates from these entities for services provided could be detrimental to the revenues of the providers. Numerous other factors may affect the industry, such as general and local economic conditions; the real estate market; demand for services; expenses (including for example, labor, malpractice insurance premiums and pharmaceutical products); and competition among health care providers. In the future, the following factors may adversely affect health care facility operations: national health reform legislation or proposed legislation; other state or local health care reform measures; medical and technological advances which dramatically alter the need for health services or the way in which such services are delivered; changes in medical coverage which alter the traditional fee-for-service revenue stream; and efforts by employers, insurers, and governmental agencies to reduce the costs of health insurance and health care services.

Housing. Housing revenue bonds typically are issued by a state, county, or local housing authority and are secured by mortgage loan repayments. The proceeds of these bonds may be used to make mortgage loans for single-family housing, multi-family housing, or a combination of the two. Due to the difficulty in precisely predicting demand for mortgages, there is a risk that the bond proceeds will be in excess of demand, which could result in early retirement of the bonds by the issuer. Moreover, such housing revenue bonds depend for their repayment upon the cash flow from the underlying mortgages, which cannot be precisely predicted when the bonds are issued, and is negatively impacted by an increase of the rate of mortgage defaults. Any difference in the actual cash flow from such mortgages from the assumed cash flow could have an adverse impact upon the ability of the issuer to make scheduled payments of principal and interest on the bonds, or could result in early retirement of the bonds. Additionally, the scheduled payments of principal and interest depend in part upon reserve funds established from the proceeds of the bonds, assuming certain rates of return on investment of such reserve funds. The financing of housing projects is affected by a variety of factors, including general economic conditions, interest rates, and real estate prices, which may impact the borrower’s ability to pay debt service and may impair the value of the collateral securing the bonds, if any. Some authorities provide additional security for the bonds in the form of insurance, subsidies (federal, state, or local), additional collateral, or state pledges (without obligation) to make up deficiencies. With respect to multi-family housing, additional risk factors include satisfactory completion of construction within cost constraints, the achievement and maintenance of a sufficient level of occupancy, sound management of the developments, timely and adequate increases in rents to cover increases in operating expenses, including taxes, utility rates and maintenance costs, changes in applicable laws and governmental regulations and social and economic trends. With respect to single family housing, additional risk factors include the additional credit risk of first-time homebuyers with lower incomes and mortgages with little or no equity.

Prepaid Gas Bonds. Payment of principal and interest on prepaid gas bonds is subject to the key risk that the gas supplier fails to provide the natural gas as agreed over the life of the contract between the gas supplier and the municipal utility. The gas supplier’s obligation to provide the natural gas is guaranteed by a financial institution and therefore the credit quality of this financial institution is an important factor in the credit quality and value of the bonds. Additional risks include the willingness and ability of the municipal utilities to purchase the gas when delivered. Failure to do so, among other things, could result in the bond being called.

Tender Option Bonds. The Fund may invest in certificates issued in tender option bond (TOB) transactions. A TOB is a common way of referring to floating rate certificates issued by a special purpose trust into which one or more municipal instruments are deposited. In a TOB transaction, the trust issues two classes of securities. The first class, the floating rate certificates (floaters), is typically sold to third-party investors and pays an interest rate that is reset periodically based on a specified index. The second class, the inverse floating rate certificates (inverse floaters), is typically issued to the investor(s) that deposited the municipal instruments into the trust, and pays an interest rate based on the difference between the interest rate earned on the underlying municipal instruments and the interest rate paid on the floaters, after expenses.

Holders of the floaters generally have the right to tender such securities back to the TOB trust for par plus accrued interest. A remarketing agent for the trust is required to attempt to re-sell any tendered floaters to new investors for the purchase price (the stated amount of the floaters plus accrued interest). If the remarketing agent is unable to successfully re-sell the tendered floaters, depending on the structure of the trust, a liquidity provider to the trust may elect to cause the trust to sell the municipal instruments held by the trust in an amount sufficient to purchase any tendered floaters or may provide a loan to the trust, the proceeds of which will be used to purchase the tendered floaters.

Holders of the inverse floaters typically have the right to partially or totally collapse their interest in the TOB trust by causing the holders of a proportional share of the floaters to tender their notes to the TOB trust at par plus accrued interest. Thereafter, holders of the inverse floaters may withdraw a corresponding share of the municipal instruments from the TOB trust.

Because holders of the floaters have the right to tender their securities to the TOB trust at par plus accrued interest, holders of the inverse floaters are exposed to all of the gains or losses on the underlying municipal bonds, despite the fact that their net cash investment is significantly less than the value of those bonds. This multiplies the positive or negative impact of the underlying bonds’ price movements on the value of the inverse floaters, thereby creating effective leverage.

Due to the leveraged nature of these investments, the value of an inverse floater will increase and decrease to a greater extent than the value of the TOB trust’s underlying municipal bonds in response to changes in market interest rates or credit quality. An investment in inverse floaters typically will involve greater risk than an investment in a fixed rate municipal bond.

Inverse floaters have variable interest rates that typically move in the opposite direction from movements in prevailing interest rates, most often short-term rates. Accordingly, the value of inverse floaters, or other obligations or certificates structured to have similar features, generally moves in the opposite direction from interest rates. The value of an inverse floater can be more volatile than the value of other debt instruments of comparable maturity and quality; during periods of rising interest rates, the prices of inverse floaters will tend to decline more quickly than those of fixed rate instruments. Inverse floaters incorporate varying degrees of leverage. Generally, greater leverage results in greater price volatility for any given change in interest rates.

A TOB transaction typically provides for the automatic termination of the trust upon the occurrence of certain adverse events. These events may include, among others, a credit rating downgrade or decrease in the value of the underlying municipal instruments below a specified level, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors floaters that have been tendered for repurchase. Following such an event, the underlying municipal instruments are generally sold for current market value and the proceeds generally distributed first to holders of the floaters in an amount equal to the purchase price of their securities plus accrued interest and then to the holders of the inverse floaters. The sale of the underlying municipal instruments following such an event could be at an adverse price that might result in the loss by the Fund of a substantial portion, or even all, of its investment in the related inverse floater.

Other accounts that are advised or sub-advised by MFS or its affiliates may make concurrent side-by-side investments in the same TOB trust, with each account participating in the TOB trust independently of the other participating accounts. In such a scenario, each account will generally bear the benefits and burdens of its proportional investment in the trust.

Both Section 619 (the "Volcker Rule") and Section 941 (the "Risk Retention Rules") of the Dodd-Frank Wall Street Reform and Consumer Protection Act apply to tender option bond programs. As a result of the Volcker Rule and the Risk Retention Rules, one or more investors in each TOB trust's inverse floaters must serve as the "sponsor" of the trust and undertake certain responsibilities. To the extent the Fund serves as such a sponsor, although the Fund may use a third-party service provider to complete some of these additional responsibilities, being the sponsor of the trust may give rise to certain additional risks including compliance, securities law and operational risks.

Inverse floaters may be subject to legal or contractual restrictions on resale and therefore may be less liquid than other types of securities. In addition, inverse floaters are subject to the risk that the structure does not work as intended and are subject to the credit risk of any third party service provider and to the third party service provider's ability or willingness to perform in accordance with the terms of the arrangement.

Transportation. Transportation debt may be issued to finance the construction of airports, toll roads, highways, or other transit facilities. Airport bonds are dependent on the economic conditions of the airport’s service area and may be affected by the business strategies and fortunes of specific airlines. They may also be subject to competition from other airports and modes of transportation. Air traffic generally follows broader economic trends and may be affected by the price and availability of fuel as well as perceived global safety risks. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area, including the shift towards telework. Fuel costs, transportation taxes and fees, and availability of fuel also affect other transportation-related securities, as do the presence of alternate forms of transportation, such as public transportation.

Tobacco Settlement Revenue Bonds. Tobacco settlement revenue bonds are secured by a single source of revenue --a state or jurisdiction’s proportionate share of periodic payments made by tobacco companies under the Master Settlement Agreement (the “MSA”) entered into by participating cigarette manufacturers, 46 states, and other jurisdictions in November of 1998 in settlement of certain smoking-related litigation. Annual payments on the bonds are dependent on the receipt by the issuer of future settlement payments under the MSA. These annual payments are subject to numerous adjustments. The actual amount of future settlement payments depends on annual domestic cigarette shipments, inflation, market share gains by non-participating cigarette manufacturers, the resolution of disputes between the states and participating tobacco companies regarding diligent enforcement of statutes requiring escrow payments from non-participating manufacturers and other factors. MSA payment adjustments may cause bonds to be repaid faster or slower than originally projected. Tobacco bonds are subject to additional risks, including the risk that a tobacco company defaults on its obligation to make payments to the state or that the MSA or state legislation enacted pursuant to the MSA is void or unenforceable. Cigarette shipments (and therefore MSA payments) will be negatively affected by increased government regulation (such as a ban on menthol cigarettes), price increases above the rate of inflation (including tax increases by U.S. federal, state, and local authorities), increased health consciousness by smokers, increases in indoor and outdoor smoking restrictions, and increases in sales of other nicotine delivery devices (such as electronic cigarettes, smoking cessation products and smokeless tobacco).

Water and Sewer. Water and sewer revenue bonds are generally secured by the fees charged to each user of the service. The issuers of water and sewer revenue bonds generally enjoy a monopoly status and latitude in their ability to raise rates. However, lack of water supply due to insufficient rain, run-off, or snowpack can be a concern and has led to past defaults. Further, public resistance to rate increases, declining numbers of customers in a particular locale, costly environmental litigation, and Federal environmental mandates and the associated costs are challenges faced by issuers of water and sewer bonds. Also, water and sewer bonds issued by an enterprise of a municipality in financial distress may not be insulated from the financial insecurity of that municipality.

Municipal Lease Obligations. Municipal lease obligations and participations in municipal leases are undivided interests in a portion of an obligation in the form of a lease or installment purchase or conditional sales contract which is issued by a state, local government, or a municipal financing corporation to acquire land, equipment, and/or facilities (collectively hereinafter referred to as “lease obligations”). Generally, lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged. Instead, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate, and make the payments due under the lease obligation. As a result of this structure, municipal lease obligations are generally not subject to constitutional debt limitations or other statutory requirements that may apply to other municipal securities.

Lease obligations may contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for that purpose on a yearly basis. If the municipality does not appropriate in its budget enough to cover the payments on the lease obligation, the lessor may have the right to repossess and relet the property to another party. Depending on the property subject to the lease, the value of the property may not be sufficient to cover the debt.

In addition to the risk of "non-appropriation," municipal lease securities may not have as liquid a market as conventional municipal bonds. Furthermore, municipal lease obligations generally have the same risk characteristics as Municipal Instruments.

Options. An option is a contract which conveys to the holder of the option the right, but not the obligation, to purchase (in the case of a call option) or sell (in the case of a put option) a specific amount or value of a particular underlying interest at a specific price (called the “exercise” or “strike” price) at one or more specific times or during a specified period before the option expires. The underlying interest of an option contract can be a security, currency, index, future, swap, commodity, or other type of financial instrument or asset. The seller of an option is called an option writer. The purchase price of an option is called the premium. The potential loss to an option purchaser is limited to the amount of the premium plus transaction costs. This will be the case, for example, if the option is held and not exercised prior to its expiration.

Options can be traded either through established exchanges (“exchange traded options”) or privately negotiated transactions (over-the-counter or “OTC options”). Exchange-traded options are standardized with respect to, among other things, the underlying interest, expiration date, contract size and strike price. The terms of OTC options are generally negotiated by the parties to the option contract which allows the parties greater flexibility in customizing the agreement, but OTC options are generally less liquid than exchange traded options.

All option contracts involve credit risk if the counterparty to the option contract (e.g., the clearing house or OTC counterparty) or the third party effecting the transaction in the case of cleared options (e.g., futures commission merchant or broker/dealer) fails to perform in accordance with the terms of the contract. The credit risk in OTC options that are not cleared is dependent on the credit worthiness of the individual counterparty to the contract and may be greater than the credit risk associated with cleared options.

The purchaser of a put option obtains the right (but not the obligation) to sell a specific amount or value of a particular interest to the option writer at a fixed strike price. In return for this right, the purchaser pays the option premium. The purchaser of a typical put option can expect to realize a gain if the price of the underlying interest falls. However, if the underlying interest’s price does not fall enough to offset the cost of purchasing the option, the purchaser of a put option can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The purchaser of a call option obtains the right (but not the obligation) to purchase a specified amount or value of a particular interest from the option writer at a fixed strike price. In return for this right, the purchaser pays the option premium. The purchaser of a typical call option can expect to realize a gain if the price of the underlying interest rises. However, if the underlying interest’s price does not rise enough to offset the cost of purchasing the option, the buyer of a call option can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The purchaser of a call or put option may terminate its position by allowing the option to expire, exercising the option or closing out its position by entering into an offsetting option transaction if a liquid market is available. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser would complete the purchase or sale, as applicable, of the underlying interest to the option writer at the strike price.

The writer of a put or call option takes the opposite side of the transaction from the option’s purchaser. In return for receipt of the premium, the writer assumes the obligation to buy or sell (depending on whether the option is a put or a call) a specified amount or value of a particular interest at the strike price if the purchaser of the option chooses to exercise it.

Generally, an option writer sells options with the goal of obtaining the premium paid by the option purchaser. If an option sold by an option writer expires without being exercised, the writer retains the full amount of the premium. The option writer's potential loss is equal to the amount the option is “in-the-money” when the option is exercised offset by the premium received when the option was written. A call option is in-the-money if the value of the underlying interest exceeds the strike price of the option, and so the call option writer’s loss is theoretically unlimited. A put option is in-the-money if the strike price of the option exceeds the value of the underlying interest. Generally, any profit realized by an option purchaser represents a loss for the option writer. The writer of an option may seek to terminate a position in the option before exercise by closing out its position by entering into an offsetting option transaction if a liquid market is available. If the market is not liquid for an offsetting option, however, the writer must continue to be prepared to sell or purchase the underlying asset at the strike price while the option is outstanding, regardless of price changes.

The writer of a cleared option is required to deposit initial margin. Additional margin may also be required. The writer of an uncleared option may be required to deposit initial margin and additional margin.

A physical delivery option gives its owner the right to receive physical delivery (if it is a call), or to make physical delivery (if it is a put) of the underlying interest when the option is exercised. A cash-settled option gives its owner the right to receive a cash payment based on the difference between a determined value of the underlying interest at the time the option is exercised and the fixed exercise price of the option. In the case of physically settled options, it may not be possible to terminate the position at any particular time or at an acceptable price. A cash-settled call conveys the right to receive a cash payment if the determined value of the underlying interest at exercise exceeds the exercise price of the option, and a cash-settled put conveys the right to receive a cash payment if the determined value of the underlying interest at exercise is less than the exercise price of the option.

Combination option positions are positions in more than one option at the same time. A spread involves being both the buyer and writer of the same type of option on the same underlying interest but different exercise prices and/or expiration dates. A straddle consists of purchasing or writing both a put and a call on the same underlying interest with the same exercise price and expiration date.

The principal factors affecting the market value of a put or call option include supply and demand, interest rates, the current market price of the underlying interest in relation to the exercise price of the option, the volatility of the underlying interest and the remaining period to the expiration date.

If a trading market in particular options were illiquid, investors in those options would be unable to close out their positions until trading resumes, and option writers may be faced with substantial losses if the value of the underlying interest moves adversely during that time. However, there can be no assurance that a liquid market will exist for any particular options product at any specific time. Lack of investor interest, changes in volatility, or other factors or conditions might adversely affect the liquidity, efficiency, continuity, or even the orderliness of the market for particular options. Exchanges or other facilities on which options are traded may establish limitations on options trading, may order the liquidation of positions in excess of these limitations, or may impose other sanctions that could adversely affect parties to an options transaction.

Many options, in particular OTC options, are complex and often valued based on subjective factors. Improper valuations can result in, among other consequences, increased cash payment requirements to counterparties or a loss of value to a Fund.

Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer and is therefore subject to the same risks as other equity securities. Preferred stock has precedence over common stock in the event the issuer is liquidated or declares bankruptcy, but is junior to the interests of the debt instruments of the issuer. Preferred stock, unlike common stock, often has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer's common stock. "Participating" preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases. The level of “auction rate” dividends are reset periodically through an auction process. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the prices of such stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates. The value of preferred stock is sensitive to changes in interest rates and to changes in the issuer’s credit quality.

Real Estate-Related Investments. Investment in real estate-related investments or derivatives whose value is based on real estate related indicators are subject to similar risks to those associated with the direct ownership of real estate and with the real estate industry in general. Real estate-related investments are affected by general, regional, and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates; property tax rates, zoning laws, environmental regulations, and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the REIT manager; and other factors. Changes in interest rates may also affect the value of the Fund’s investment in real estate-related investments. For instance, when interest rates rise, the real estate market typically experiences decreased demand and the prices of real-estate related investments generally decrease. Alternatively, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, and prepayment may diminish the yield on securities issued by those REITs. Investments in real estate-related investments may be negatively affected by pandemics, like the COVID-19 pandemic. Potential impacts of a pandemic on the real estate sector include lower occupancy rates, decreased lease payments, defaults, and foreclosures, among other consequences. The U.S. residential and commercial real estate markets may experience widespread declines in value, with certain regions experiencing significant losses in property values. Exposure to such real estate may adversely affect a real estate-related investment’s performance, and therefore a Fund’s performance.

REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. The affairs of REITs are managed by the REIT's sponsor and, as such, the performance of the REIT is dependent on the management skills of the REIT's sponsor. REITs are not diversified, and are subject to the risks of financing projects.

REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs invest most of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest most of their assets in real estate mortgages and derive income from interest payments. An investor will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs in which it invests in addition to the expenses paid by the investor.

Equity REITs and similar entities formed under the laws of non-U.S. countries may be affected by changes in the value of the underlying property owned by the trusts. Mortgage REITs and similar entities formed under the laws of non-U.S. countries may be affected by default or payment problems relating to underlying mortgages, the quality of credit extended, interest rates and prepayments of the underlying mortgages. Equity and mortgage REITs are also subject to heavy cash flow dependency, borrower default, and self-liquidation.

Mortgage REITs are also subject to different combinations of prepayment, extension, interest rate and other market risks. The real estate mortgages underlying mortgage REITs are generally subject to a faster rate of principal repayments in a declining interest rate environment and to a slower rate of principal repayments in an increasing interest rate environment.

Hybrid REITs share the characteristics and risks of equity REITs and mortgage REITs.

REITs could be adversely affected by failure to qualify for the favorable tax treatment available to REITs under the Code or to maintain their exemption from registration under the 1940 Act and similar risks may also apply to securities of entities similar to REITs formed under the laws of non-U.S. countries. In addition, REITs may be adversely affected by changes in U.S. federal tax law, for example, by limiting their permissible businesses or investments.

Regulatory Risk. Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation. In addition, investments in certain industries, sectors, or countries may also be subject to extensive regulation. Government regulation may change frequently and may have significant adverse consequences. Economic downturns and political changes can trigger economic, legal, budgetary, tax, and other regulatory changes. Regulatory changes may change the way a Fund is regulated or the way the Fund's investments are regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude a Fund’s ability to pursue its investment strategy or achieve its investment objective.

Repurchase Agreements. A repurchase agreement is an agreement under which a buyer would acquire a security for a relatively short period of time (usually not more than a week) subject to the obligation of the seller to repurchase and the buyer to resell such security at a fixed time and price (representing the buyer’s cost plus interest). The buyer bears the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the buyer is delayed or prevented from exercising its rights to dispose of the collateral. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. If Fund assets and/or collateral is maintained by a third party custodian, the Fund is also subject to the credit risk of the third party custodian. The Fund may engage in repurchase agreement transactions that are novated to the Fixed Income Clearing Corporation or to another clearinghouse. In such a case, the clearinghouse acts as the common counterparty to all repurchase transactions entered into under its repurchase agreement clearing program and guarantees that participants will receive their cash or securities collateral (as applicable) back at the close of the repurchase transaction. While this guarantee is intended to mitigate the counterparty risk and credit risk that exist in the case of a bilateral repurchase agreement transaction, the Fund is exposed to the risk of delays or losses in the event of a bankruptcy, other default, or non-performance by the clearinghouse or the clearinghouse sponsoring member through which the Fund transacts.

The SEC has finalized rules that will require certain transactions involving U.S. Treasuries, including repurchase agreements, to be centrally cleared. Compliance with these rules is expected to be required at the end of June 2027. Although the impact of these rules on the Fund is difficult to predict, they may reduce the availability or increase the costs of such transactions and may adversely affect the Fund’s performance.

Restricted Securities. Restricted securities are securities that are subject to legal restrictions on their resale. Difficulty in selling securities may result in a loss or be costly to an investor. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, an investor sells securities and receives cash proceeds, subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. There is a risk that the counterparty to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the investor. Unless the appreciation and income on assets purchased with proceeds from reverse repurchase agreements exceed the costs associated with them, the investor’s performance is lower than it otherwise would have been. A reverse repurchase agreement can be viewed as a borrowing. If a Fund makes additional investments with the proceeds while a reverse repurchase agreement is outstanding, this may be considered a form of leverage.

The SEC has finalized rules that will require certain transactions involving U.S. Treasuries, including reverse repurchase agreements, to be centrally cleared. Compliance with these rules is expected to be required at the end of June 2027. Although the impact of these rules on the Fund is difficult to predict, they may reduce the availability or increase the costs of such transactions and may adversely affect the Fund’s performance.

Securities of Other Investment Companies. Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, exchange-traded funds, business development companies, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but involve additional expenses at the investment company-level, such as a proportionate share of portfolio management fees and operating expenses. A Fund may invest in other funds advised by MFS.

Certain types of investment companies, such as closed-end investment companies and exchange-traded funds, trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value (NAV) per share. Unregistered investment companies are subject to less regulation. The extent to which a Fund can invest in securities of other investment companies is limited by the 1940 Act.

Exchange Traded Funds (ETFs). The Fund may invest in ETFs. An ETF may seek to replicate the performance of a specific index or may be actively managed. A Fund's purchase of ETFs results in the layering of expenses, such that the Fund would indirectly bear a proportionate share of an ETF's operating expenses. Further, while traditional open-end investment companies are continuously offered at NAV, ETFs are traded in the secondary market (e.g., on a stock exchange) on an intra-day basis at prices that may be above or below the value of their underlying portfolios. Investments in ETFs are subject to the risks associated with the underlying securities that the ETF holds. For example, the general level of stock prices may decline, thereby adversely affecting the value of the underlying investments of the ETF and, consequently, the value of the ETF. Investments in ETFs are also subject to the risk that the ETFs may not be liquid.

Securitized Instruments. Securitized instruments are debt instruments that generally provide payments of principal and interest based on the terms of the instrument and cash flows generated by the underlying assets. Underlying assets include residential and commercial mortgages, debt instruments, bank loans, motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (e.g., credit cards) agreements and other receivables. The assets can be a pool of assets or a single asset (e.g., a loan to a specific corporation). Securitized instruments that represent an interest in a pool of assets provide greater credit diversification than securitized instruments that represent an interest in a single asset. Securitized instruments are issued by trusts or other special purpose entities that holds the underlying assets. Payment of interest and repayment of principal on securitized instruments may be largely dependent upon the cash flows generated by the underlying assets and, in certain cases, may be supported by letters of credit, surety bonds, or other credit enhancements.

The credit quality of securitized instruments depends primarily on the quality of the underlying assets, the rights of recourse available against the underlying assets and/or the issuer, the level of credit enhancement, if any, provided for the securities, and the credit quality of the credit-enhancement provider, if any. The value of securitized instruments may be affected by the various factors described above and other factors, such as changes in interest rates, the availability of information concerning the pool of assets and its structure, the creditworthiness of the servicing agent for the pool of assets, the originator of the underlying assets, or the entities providing the credit enhancement. Securitized instruments that do not have the benefit of a security interest in the underlying assets present certain additional risks that are not present with securitized instruments that do have a security interest in the underlying assets.

Some types of securitized instruments are often subject to more rapid repayment than their stated maturity date would indicate, as a result of the pass-through of prepayments of principal on the underlying assets. The rate of principal payments on these securitized instruments is related to the rate of principal payments on the underlying pool of assets and related to the priority of payment of the security with respect to the pool of assets. The occurrence of prepayments is a function of several factors, including interest rates, general economic conditions, the location and age of the underlying obligations, asset default and recovery rates, regulatory requirements, and other social and demographic conditions. Because prepayments of principal generally occur when interest rates are declining, an investor generally has to reinvest the proceeds of such prepayments at lower interest rates than those at which its assets were previously invested. Therefore, these securitized instruments may have less potential for capital appreciation in periods of falling interest rates than other income-bearing securities of comparable maturity. In periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the maturity of the asset-backed security, increasing the potential for loss.

Short Sales. A seller may make short sales that are made “against the box” and also those that are not made “against the box.” A short sale that is not made “against the box” is a transaction in which a party sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the seller must borrow the security to make delivery to the buyer. The seller then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. It may not be possible to liquidate or close out the short sale at any particular time or at an acceptable price. In addition, a seller may need to sell other investments to meet its short sale obligations at a time when it would not otherwise do so. The price at such time may be more or less than the price at which the security was sold by the seller. Short sales may create leverage, and, to the extent that the seller invests the proceeds from the short sale in other securities, the seller is subject to the risks of the securities purchased with the proceeds in addition to the risks of the securities sold short. Until the security is replaced, the seller is required to repay to the lender of securities any dividends or interest which accrue during the period of the loan. To borrow the security, the seller also may be required to pay a premium, which would increase the cost of the short sale. The seller also will incur transaction costs in effecting short sales.

The seller will incur a loss as a result of the short sale if the price of the security or index increases between the date of the short sale and the date on which the seller replaces the borrowed security. Such loss may be unlimited. The seller will realize a gain if the price of the security declines between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest the seller may be required to pay in connection with a short sale, and transaction costs. The overall benefit to the seller will depend on how the short sale performs relative to the market price of the securities purchased with the proceeds from the short sale.

A seller may also make short sales “against the box,” (i.e., when a security identical to one owned by the seller is borrowed and sold short). If the seller enters into a short sale against the box, it is required to hold securities equivalent in-kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) while the short sale is outstanding. The seller will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box and will forgo an opportunity for capital appreciation in the security.

Existing regulatory bans and restrictions as well as any additional bans or restrictions regarding short sales and/or short positions that the SEC or regulatory authorities in other jurisdictions may adopt in the future may make it impossible for the Fund to execute certain investment strategies and may have a material adverse effect on the Fund’s performance. The SEC has adopted rules requiring investment managers to file monthly confidential reports with the SEC regarding equity short sales and related activity. Under the rules, the SEC will publicly disclose aggregated short position information on a monthly basis. It is currently uncertain when or if compliance with these rules will be required. In addition, other non-U.S. jurisdictions (such as the European Union and the United Kingdom) where the Fund may trade have reporting requirements.

Sovereign Debt Obligations. Sovereign debt obligations are issued or guaranteed by governments or their agencies of developed and emerging market countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of emerging countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or rescheduling of debt payments. Any restructuring of sovereign debt obligations will likely have a significant adverse effect on the value of the obligations. There is little legal recourse against sovereign issuers other than what such an issuer may determine to provide. In addition, prospects for repayment of principal and payment of interest may depend on political as well as economic factors, including the issuer's cash flow, the size of its reserves, its access to foreign exchange, and the relative size of its debt service burden to its economy as a whole. Although some sovereign debt is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.

Special Purpose Acquisition Companies. The Fund may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities that pool funds to seek potential acquisition or merger opportunities. A SPAC is typically a publicly traded company that raises funds through an initial public offering (IPO) for the purpose of acquiring or merging with an unaffiliated company to be identified subsequent to the SPAC's IPO. SPACs are often used as a vehicle to transition a company from private to publicly traded. The securities of a SPAC are often issued in "units" that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares or partial shares. Unless and until a transaction is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market fund securities and cash. To the extent the SPAC is invested in cash or similar securities, this may impact a Fund’s ability to meet its investment objective. If an acquisition or merger that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the SPAC’s shareholders, less certain permitted expenses, and any rights or warrants issued by the SPAC will expire worthless. Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a suitable transaction. Some SPACs may pursue acquisitions or mergers only within certain industries or regions, which may further increase the volatility of their securities' prices. In addition to purchasing publicly traded SPAC securities, a Fund may invest in SPACs through additional financings via securities offerings that are exempt from registration under the federal securities laws (restricted securities). No public market will exist for these restricted securities unless and until they are registered for resale with the SEC, and such securities may be considered illiquid and/or be subject to restrictions on resale. It may also be difficult to value restricted securities issued by SPACs.

An investment in a SPAC is subject to a variety of risks, including that: a significant portion of the funds raised by the SPAC for the purpose of identifying and effecting an acquisition or merger may be expended during the search for a target transaction; an attractive acquisition or merger target may not be identified and the SPAC will be required to return any remaining invested funds to shareholders; attractive acquisition or merger targets may become scarce if the number of SPACs seeking to acquire operating businesses increases; any proposed merger or acquisition may be unable to obtain the requisite approval, if any, of SPAC shareholders and/or antitrust and securities regulators; an acquisition or merger once effected may prove unsuccessful and an investment in the SPAC may lose value; the warrants or other rights with respect to the SPAC held by the Fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; the Fund may be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled; an investment in a SPAC may be diluted by subsequent public or private offerings of securities in the SPAC or by other investors exercising existing rights to purchase securities of the SPAC; SPAC sponsors generally purchase interests in the SPAC at more favorable terms than investors in the IPO or subsequent investors on the open market; no or only a thinly traded market for shares of or interests in a SPAC may develop, leaving the Fund unable to sell its interest in a SPAC or to sell its interest only at a price below what the Fund believes is the SPAC security's value; and the values of investments in SPACs may be highly volatile and may depreciate significantly over time.

Structured Securities. Structured securities (often called “structured notes”) are debt instruments, the interest rate or principal of which is determined by an underlying indicator. The value of the principal of and/or interest on structured securities is determined by reference to the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, currency, interest rate, credit rating, commodity, volatility measure or index. If MFS attempts to use a structured security as a hedge against, or as a substitute for, a portfolio investment, the structured security may not correlate as expected with the portfolio investment, resulting in losses to the Fund. While hedging strategies involving structured securities can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

Structured securities may also be subject to liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt instruments. In addition, because the purchase and sale of structured securities takes place in an over-the-counter market, structured securities are subject to the creditworthiness of the counterparty of the structured security, and their values may decline substantially if the counterparty’s creditworthiness deteriorates. If the counterparty defaults, the other party’s risk of loss consists of the amount of payments that the non-defaulting party is contractually entitled to receive.

Sukuk. Sukuk are certificates structured to comply with Sharia law and its investment principles. These certificates usually represent the beneficial ownership interest in a portfolio of eligible existing or future tangible or intangible assets ("underlying assets"). In a typical sukuk, a special purpose vehicle (SPV) issues certificates to investors in exchange for their capital. The SPV transfers the capital to or for the benefit of the entity that is raising the capital (the "obligor") in exchange for the underlying assets of the obligor that are held in trust by the SPV. The obligor is obligated, usually through a series of contracts, to make periodic payments to investors through the SPV over a specified period of time and a final payment to investors through the SPV on a date certain. Obligors of sukuk include financial institutions and corporations, foreign governments and agencies of foreign governments, including issuers in emerging markets.

Although under Sharia law, sukuk involve the sharing of profits and losses in the underlying asset financed by the investment in the certificates, most sukuk do not provide investors with bona fide legal ownership of the underlying assets, and the periodic and final payments to sukuk investors are not generally linked to the value of the underlying assets. As a result, most sukuk are considered unsecured obligations whose risks and returns are similar to those of conventional debt instruments. Investors typically have no direct recourse to the underlying assets and do not have a secured claim against the obligor. Sukuk investors are subject to the creditworthiness of the obligor, and the obligor may be unwilling or unable to meet its periodic or final payment obligations. In addition, investors’ ability to pursue and enforce actions with respect to these payment obligations or to otherwise enforce the terms of the sukuk, restructure the sukuk, obtain a judgment in a court of competent jurisdiction, and/or attach assets of the obligor may be limited. As with conventional debt instruments, sukuk prices change in response to interest rate changes.

The structural complexity of sukuk and the immaturity of the sukuk market, increases the potential risks of investing in sukuk, including operational, legal, and investment risks. While the sukuk market has grown in recent years, sukuk can be less liquid than other types of investments and it may be difficult at times to invest in or dispose of sukuk. In addition, evolving interpretations of Sharia law by courts or Islamic scholars on sukuk structures and sukuk transferability, or a determination subsequent to the issuance of the sukuk by some Islamic scholars that certain sukuk do not comply with Sharia law and its investment principles, could have a dramatic adverse effect on the price and liquidity of a particular sukuk or the sukuk market in general.

Swaps. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other based on the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, currency, interest rate, credit rating, commodity, volatility measure, or index. Swaps include “caps,” “floors,” “collars” and options on swaps, or “swaptions.” A “cap” transaction is one in which one party pays a single or periodic fixed amount and the other party pays a floating amount equal to the amount by which a specified fixed or floating rate or other indicator exceeds another rate or indicator (multiplied by a notional amount). A “floor” transaction is one in which one party pays a single or periodic fixed amount and the other party pays a floating amount equal to the excess, if any, of a specified rate or other indicator over a different rate or indicator (multiplied by a notional amount). A “collar” transaction is a combination of a cap and a floor in which one party pays the floating amount on the cap and the other party pays the floating amount on the floor. A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into the underlying swap on the agreed-upon terms. Swaps can take many different forms and are known by a variety of names and other types of swaps may be available.

Swaps can call for physical delivery of the underlying indicator(s) or payment of the cash settlement on settlement date, depending on the terms of the particular agreement. For example, in certain credit default swaps on a specific security, in the event of a credit event one party agrees to pay par on the security while the other party agrees to deliver the security. Other swap agreements provide for cash settlement. For example, in a typical interest rate swap, one party agrees to pay a fixed rate of interest determined by reference to a specified interest rate or index multiplied by a specified amount (the “notional amount”), while the other party agrees to pay an amount equal to a floating rate of interest determined by reference to an interest rate or index which is reset periodically and multiplied by the same notional amount. Or, for example, in a total return swap, one party agrees to make a series of payments to another party based on the income and price return of the underlying indicator during a specified period, while the other party agrees to make a series of payments calculated by reference to an interest rate or other agreed upon amount. On each payment date, the obligations of parties are netted against each other, with only the net amount paid by one party to the other.

It may not be possible to close out a swap at any particular time or at an acceptable price. The inability to close swap positions also could have an adverse impact on the ability to hedge a portfolio investment or to establish a substitute for a portfolio investment.

Swaps may be entered into for hedging or non-hedging purposes. If MFS attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the swap may not correlate as expected with the portfolio investment, resulting in losses to the Fund. While hedging strategies involving swaps can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

Swaps may also be subject to liquidity risk because it may not be possible to close out the swap prior to settlement date and an investor would remain obligated to meet margin requirements until the swap is closed. In addition, swaps that are not centrally cleared are subject to the creditworthiness of the counterparty to the swap, and their values may decline substantially if the counterparty’s creditworthiness deteriorates. The credit risk in uncleared swaps is dependent on the creditworthiness of the individual counterparty to the swap and may be greater than the credit risk associated with cleared swaps.

In a cleared transaction, performance of the transaction will be effected by a central clearinghouse rather than by the bank or broker that is the Fund's original counterparty to the transaction. Swaps that are centrally cleared will be subject to the creditworthiness of the FCM(s) and clearing organizations involved in the transaction.

Swaps can provide exposure to a variety of different types of investments or market factors. The most significant factor in the performance of a swap is the change in the underlying price, rate, index level, or other indicator that determines the amount of payments to be made under the arrangement. The risk of loss in trading swaps can be substantial because of the low margin deposits required, the extremely high degree of leverage involved in swaps, and the potential high volatility of the swaps markets. As a result, a relatively small price movement in a swap may result in immediate and substantial loss (or gain) to the investor. Thus, a purchase or sale of a swap may result in unlimited losses. In the event of adverse price movements, an investor would continue to be required to make daily cash payments to maintain its required margin. In addition, for physically settled swaps, on the settlement date an investor may be required to make delivery of the indicators underlying the swaps it holds.

For further information with respect to swaps, see “Derivatives” above.

Synthetic Local Access Instruments. Participation notes, market access warrants, and other similarly structured products (collectively, "synthetic local access instruments") are derivative instruments typically used by foreign investors to obtain exposure to investments in certain markets where direct ownership by foreign investors is restricted or limited by local law. Synthetic local access instruments are generally structured by a local branch of a bank, broker/dealer, or other financial institution to replicate exposure to one or more underlying securities. The holder of a synthetic local access instrument may be entitled to receive any dividends paid in connection with the underlying securities, but usually does not receive voting rights as it would if such holder directly owned the underlying securities.

Synthetic local access instruments also involve risks that are in addition to the risks normally associated with a direct investment in the underlying securities. Synthetic local access instruments represent unsecured, contractual obligations of the banks, broker/dealers, or other financial institutions that issue them and are therefore subject to the credit risk of the issuer and the issuer's ability or willingness to perform in accordance with the terms of the instrument. Synthetic local access instruments are subject to the liquidity risk of the underlying security as well as the liquidity risk that a limited or no secondary market exists for trading synthetic local access instruments. In addition, the trading price of a synthetic local access instrument, if any, may not equal the value of the underlying securities.

Technology and Data Risk. MFS relies on both proprietary and third-party technology and data in business operations, as well as in providing investment advisory services to the Fund and other client accounts. The technological tools MFS employs include, but are not limited to, software, computer systems, digital systems, algorithms and various forms of automation, including machine learning and natural language processing. The vendors utilized by MFS may, depending on the nature of the services they provide, use similar technologies. MFS uses these technologies to enhance operational efficiency, to support its information technology environment, and to assist various MFS employees in the performance of their roles. As technology advances, MFS expects to continue to explore, test the utility of, and potentially use, a variety of technologies, including emerging forms of technology, such as generative artificial intelligence (GenAI).

While MFS seeks to utilize reputable vendors and technology partners and seeks to employ reasonable controls with respect to technology and MFS’ technology environment, there are nonetheless risks associated with the use of technology. Service providers and other market participants may also use certain emerging forms of technology in connection with business, operating, and investment activities related to the Fund. Actual usage of such emerging technologies will vary. Although MFS has adopted policies and procedures it believes are reasonably designed to mitigate the potential risks associated with the use of such technologies, risk of misuse of emerging technologies remains. These risks include, but are not limited to: that a technology will not perform as expected or intended; that a technology will change over time without detection by MFS; and that a technology is susceptible to cyber security risk and can be configured or used in a way that leads to unexpected or unintended results. For these and other reasons, the use of technology may result in losses, financial or otherwise, to the Fund. Additionally, legal and regulatory changes, such as those related to information privacy and data protection, may have an impact on the use of existing or emerging technologies, and may impact MFS and the Fund.

MFS uses a range of data sourced internally or from vendors for a variety of purposes, including for use in the investment management process. MFS seeks to implement reasonable internal data governance practices and use reliable vendor data sources. Nevertheless, data may be inaccurate, incomplete, inconsistent or out-of-date, which may result in losses, financial or otherwise, to a Fund.

Temporary Defensive Positions. In response to adverse market, economic, industry, political, or other conditions, MFS may depart from its investment strategies for a Fund by temporarily investing for defensive purposes. MFS may invest a significant portion or all of a Fund’s assets in cash (including foreign currency) or cash equivalents, including a money market fund advised by MFS, obligations of banks (including certificates of deposit, bankers’ acceptances, time deposits and repurchase agreements), commercial paper, short-term notes, U.S. Government Securities and related repurchase agreements.

U.S. Government Securities. U.S. Government securities are securities issued or guaranteed as to the payment of principal and interest by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity. Certain U.S. Government securities are not supported as to the payment of principal and interest by the full faith and credit of the U.S. Treasury or the ability to borrow from the U.S. Treasury. Some U.S. Government securities are supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security. U.S. Government securities include mortgage-backed securities and other types of securitized instruments issued or guaranteed by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity. For securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. Such securities may involve increased risk of loss of principal and interest compared to U.S. Government securities that are backed by the full faith and credit of the United States. However, the downgrades in the long-term U.S. credit rating by major rating agencies have introduced greater uncertainty about the ability of the U.S. to repay its obligations. Further credit rating downgrades or a U.S. credit default may result in increased volatility or liquidity risk, higher interest rates and lower prices for U.S. government securities and increased costs for all kinds of debt. Such a credit event may adversely affect the financial markets and securities held by the Fund. In addition, from time to time, uncertainty and politicalization regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling could increase the risk that the U.S. Government may default on payments of certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various types of debt instruments, which may adversely affect the Fund.

Variable and Floating Rate Securities. Variable and floating rate securities are debt instruments that provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that may change with changes to the level of prevailing interest rates or the issuer's credit quality. There is a risk that the current interest rate on variable and floating rate securities may not accurately reflect current market interest rates or adequately compensate the holder for the current creditworthiness of the issuer. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can cause fluctuations in value of floating rate debt securities held by the Fund. Variable and floating rate securities may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When the Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities.

Some variable or floating rate securities are structured with liquidity features such as (1) put options or tender options that permit holders (sometimes subject to conditions) to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries or (2) auction rate features, remarketing provisions, or other maturity-shortening devices designed to enable the issuer to refinance or redeem outstanding debt securities (market-dependent liquidity features). The market-dependent liquidity features may not operate as intended as a result of the issuer's declining creditworthiness, adverse market conditions, or other factors or the inability or unwillingness of a participating broker/dealer to make a secondary market for such securities. As a result, variable or floating rate securities that include market-dependent liquidity features may lose value and the holders of such securities may be required to retain them for an extended period of time or until maturity.

Warrants. Warrants are derivative instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants can be physically or cash settled depending on the terms of the warrant and can be issued by the issuer of the underlying equity security or a third party. Warrants involve a counterparty to the transaction. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration. These factors can make warrants more speculative than other types of investments.

When-Issued, Delayed Delivery, and Forward Commitment Transactions. When-issued, delayed delivery, and forward commitment transactions, including securities purchased or sold in the to be announced (TBA) market, involve a commitment to purchase or sell a specific security at a predetermined price or yield at which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing securities pursuant to one of these transactions, payment for the securities is not required until the delivery date. However, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued or delivered as anticipated, and the seller loses the opportunity to benefit if the price of the security rises. If a Fund makes additional investments while a delayed delivery purchase is outstanding, this may result in a form of leverage. When a Fund has sold a security pursuant to one of these transactions, the Fund does not participate in further gains or losses with respect to the security. If the other party to a delayed delivery transaction fails to deliver or pay for the securities, a Fund could miss a favorable price or yield opportunity or suffer a loss. A Fund may renegotiate a when-issued, delayed delivery, or forward commitment transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the Fund.

TBA Transactions. A Fund may engage in purchases or sales of TBA securities, which usually are transactions in which a Fund buys or sells mortgage-backed securities on a delayed delivery or forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount. TBA trades can be used by a Fund for investment purposes in order to gain or reduce exposure to certain securities, or for hedging purposes to adjust the risk exposure of a Fund’s portfolio without having to restructure the portfolio. Purchases and sales of TBA securities involve risks similar to those discussed above for other delayed delivery and forward commitment purchase and sale transactions. In addition, when a Fund sells TBA securities, it incurs risks similar to those incurred in short sales. For example, when a Fund sells TBA securities without owning or having the right to obtain the deliverable securities, it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. Also, a Fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

FINRA rules include mandatory margin requirements for the TBA market with limited exceptions. The collateralization of TBA trades is intended to mitigate counterparty credit risk between trade and settlement, but could increase the cost of TBA transactions and impose added operational complexity.

Zero Coupon Bonds, Deferred Interest Bonds, and Payment-In-Kind Bonds. Zero coupon and deferred interest bonds are debt instruments which are issued at a discount from face value. The discount approximates the total amount of interest the instruments will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the instrument at the time of issuance. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. Payment-in-kind bonds are debt instruments which provide that the issuer may, at its option, pay interest on such instruments in cash or in the form of additional debt instruments. Such instruments may involve greater credit risks and may experience greater volatility than debt instruments which pay interest in cash currently.

APPENDIX K - INVESTMENT RESTRICTIONS

Fundamental investment restrictions cannot be changed without the approval of a Majority Shareholder Vote. Non-fundamental policies, if any, can be changed without shareholder approval.

For MFS Corporate Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, and MFS Total Return Bond Fund:

As fundamental investment restrictions, the Fund:

1. May not borrow money except to the extent such borrowing is not prohibited by the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’) and exemptive orders granted under such Act.

2. May not underwrite securities issued by other persons, except that all or any portion of the assets of the Fund may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act, and except insofar as the Fund may technically be deemed an underwriter under the Securities Act of 1933, as amended, in selling a portfolio security.

3. May not issue any senior securities except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act; for purposes of this restriction, collateral arrangements with respect to any type of swap, option, Forward Contracts and Futures Contracts and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security.

4. May not make loans except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act.

5. May not purchase or sell real estate (excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding currencies and any type of option, Futures Contracts and Forward Contracts) in the ordinary course of its business; the Fund reserves the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including currencies and any type of option, Futures Contracts and Forward Contracts) acquired as a result of the ownership of securities.

6. May not purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry.

Except for fundamental investment restriction No. 1, these investment restrictions are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy.

For purposes of fundamental investment restriction No. 5, investments in certain types of derivative instruments whose value is related to commodities or commodity contracts, including swaps and structured notes, are not considered commodities or commodity contracts.

For purposes of fundamental investment restriction No. 6, investments in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and tax-exempt obligations issued or guaranteed by a U.S. territory or possession, a state or local government, or a political subdivision of any of the foregoing, are not considered an investment in any particular industry.

For purposes of fundamental investment restriction No. 6, investments in other investment companies are not considered an investment in any particular industry and portfolio securities held by an underlying fund in which the Fund may invest are not considered to be securities purchased by the Fund.

For purposes of fundamental investment restriction No. 6, MFS uses a customized set of industry groups for classifying securities based on classifications developed by third party providers.

For MFS Lifetime 2030 Fund, MFS Lifetime 2040 Fund, and MFS Lifetime Income Fund:

As fundamental investment restrictions, the Fund:

1. May not borrow money except to the extent such borrowing is not prohibited by the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’) and exemptive orders granted under such Act.

2. May not underwrite securities issued by other persons, except that all or any portion of the assets of the Fund may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act, and except insofar as the Fund may technically be deemed an underwriter under the Securities Act of 1933, as amended, in selling a portfolio security.

3. May not issue any senior securities except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act; for purposes of this restriction, collateral arrangements with respect to any type of swap, option, Forward Contracts and Futures Contracts and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security.

4. May not make loans except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act.

5. May not purchase or sell real estate (excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding currencies and any type of option, Futures Contracts and Forward Contracts) in the ordinary course of its business; the Fund reserves the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including currencies and any type of option, Futures Contracts and Forward Contracts) acquired as a result of the ownership of securities.

6. May not purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry.

Except for fundamental investment restriction No. 1, these investment restrictions are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy.

For purposes of fundamental investment restriction No. 5, investments in certain types of derivative instruments whose value is related to commodities or commodity contracts, including swaps and structured notes, are not considered commodities or commodity contracts.

For purposes of fundamental investment restriction No. 6, investments in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and tax-exempt obligations issued or guaranteed by a U.S. territory or possession, a state or local government, or a political subdivision of any of the foregoing, are not considered an investment in any particular industry.

For purposes of fundamental investment restriction No. 6, investments in other investment companies are not considered an investment in any particular industry and portfolio securities held by an underlying fund in which the Fund may invest are not considered to be securities purchased by the Fund.

For purposes of fundamental investment restriction No. 6, MFS uses a customized set of industry groups for classifying securities based on classifications developed by third party providers.

In accordance with the Fund’s investment program as set forth in its Prospectus, the Fund may invest more than 25% of its assets in any one underlying fund. Although the Fund does not have a policy to concentrate its investments in a particular industry, 25% or more of the Fund’s total assets may be indirectly exposed to a particular industry or group of related industries through its investment in one or more underlying funds.

For MFS Lifetime 2035 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, MFS Lifetime 2060 Fund, MFS Lifetime 2065 Fund, and MFS Lifetime 2070 Fund:

As fundamental investment restrictions, the Fund:

1. May borrow money to the extent not prohibited by applicable law.

2. May underwrite securities issued by other persons to the extent not prohibited by applicable law.

3. May issue senior securities to the extent not prohibited by applicable law.

4. May make loans to the extent not prohibited by applicable law.

5. May purchase and sell real estate or commodities to the extent not prohibited by applicable law.

6. May not purchase any securities of an issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; tax-exempt obligations issued or guaranteed by a U.S. territory or possession, a state or local government, or a political subdivision of any of the foregoing; or securities issued by investment companies) in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry.

Except for fundamental investment restriction No. 1, these investment restrictions are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy.

For purposes of fundamental investment restriction No. 6, MFS uses a customized set of industry groups for classifying securities based on classifications developed by third party providers.

In accordance with the Fund’s investment program as set forth in its Prospectus, the Fund may invest more than 25% of its assets in any one underlying fund. Although the Fund does not have a policy to concentrate its investments in a particular industry, 25% or more of the Fund’s total assets may be indirectly exposed to a particular industry or group of related industries through its investment in one or more underlying funds.

For MFS Core Bond Fund:

As fundamental investment restrictions, the Fund:

1. May borrow money to the extent not prohibited by applicable law.

2. May underwrite securities issued by other persons to the extent not prohibited by applicable law.

3. May issue senior securities to the extent not prohibited by applicable law.

4. May make loans to the extent not prohibited by applicable law.

5. May purchase or sell real estate or commodities to the extent not prohibited by applicable law.

6. May not purchase any securities of an issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; tax-exempt obligations issued or guaranteed by a U.S. territory or possession, a state or local government, or a political subdivision of any of the foregoing; or securities issued by investment companies) in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry.

Except for the Fund's fundamental investment restriction No. 1, these investment restrictions are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy.

For purposes of fundamental investment restriction No. 6, MFS uses a customized set of industry groups for classifying securities based on classifications developed by third party providers.

APPENDIX L - PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

Brokerage Commissions

The following brokerage commissions were paid by the Fund during the specified time periods:

Fund	Fiscal Year Ended	Brokerage Commissions Paid by Fund

MFS Core Bond Fund	April 30, 2026	$944
	April 30, 2025	$965
	April 30, 2024	$1,031

MFS Corporate Bond Fund	April 30, 2026	$120,697
	April 30, 2025	$173,161
	April 30, 2024	$216,428

MFS Lifetime 2030 Fund	April 30, 2026	$0
	April 30, 2025	$0
	April 30, 2024	$0

MFS Lifetime 2035 Fund	April 30, 2026	$0
	April 30, 2025	$0
	April 30, 2024	$0

MFS Lifetime 2040 Fund	April 30, 2026	$0
	April 30, 2025	$0
	April 30, 2024	$0

MFS Lifetime 2045 Fund	April 30, 2026	$0
	April 30, 2025	$0
	April 30, 2024	$0

MFS Lifetime 2050 Fund	April 30, 2026	$0
	April 30, 2025	$0
	April 30, 2024	$0

MFS Lifetime 2055 Fund	April 30, 2026	$0
	April 30, 2025	$0
	April 30, 2024	$0

MFS Lifetime 2060 Fund	April 30, 2026	$0
	April 30, 2025	$0
	April 30, 2024	$0

MFS Lifetime 2065 Fund	April 30, 2026	$0
	April 30, 2025	$0
	April 30, 2024	$0

MFS Lifetime 2070 Fund (commenced May 27, 2026)	April 30, 2026	Not Applicable

Fund	Fiscal Year Ended	Brokerage Commissions Paid by Fund
MFS Lifetime Income Fund	April 30, 2026	$0
	April 30, 2025	$0
	April 30, 2024	$0

MFS Limited Maturity Fund	April 30, 2026	$5,048
	April 30, 2025	$15,147
	April 30, 2024	$27,584

MFS Municipal Limited Maturity Fund	April 30, 2026	$0
	April 30, 2025	$0
	April 30, 2024	$0

MFS Total Return Bond Fund	April 30, 2026	$224,964
	April 30, 2025	$207,521
	April 30, 2024	$230,814

Securities Issued by Regular Broker/Dealers

During the fiscal year ended April 30, 2026, the Fund purchased securities issued by the following regular broker/dealers of the Fund, and the following table sets forth the value of the Fund's aggregate holdings of the securities of each such issuer as of April 30, 2026:

Fund	Broker/Dealer	Value of Securities

MFS Core Bond Fund	JPMORGAN CHASE & CO.	$283,468

MFS Corporate Bond Fund	BANK OF AMERICA CORP.	$42,181,624
	CITIGROUP INC	$0[1]
	DEUTSCHE BANK AG	$45,504,703
	GOLDMAN SACHS GROUP INC	$36,987,263
	JPMORGAN CHASE & CO.	$118,782,049
	LPL FINANCIAL HOLDINGS INC	$46,070,583
	MORGAN STANLEY	$57,270,204
	UBS GROUP AG	$79,770,944
	WELLS FARGO & CO	$27,922,983

MFS Lifetime 2030 Fund	None	Not Applicable

MFS Lifetime 2035 Fund	None	Not Applicable

MFS Lifetime 2040 Fund	None	Not Applicable

MFS Lifetime 2045 Fund	None	Not Applicable

MFS Lifetime 2050 Fund	None	Not Applicable

MFS Lifetime 2055 Fund	None	Not Applicable

Fund	Broker/Dealer	Value of Securities
MFS Lifetime 2060 Fund	None	Not Applicable

MFS Lifetime 2065 Fund	None	Not Applicable

MFS Lifetime 2070 Fund (commenced May 27, 2026)	None	Not Applicable

MFS Lifetime Income Fund	None	Not Applicable

MFS Limited Maturity Fund	JPMORGAN CHASE & CO.	$39,797,357
	LPL FINANCIAL HOLDINGS INC	$32,738,064
	MORGAN STANLEY	$68,604,599

MFS Municipal Limited Maturity Fund	None	Not Applicable

MFS Total Return Bond Fund	CITIGROUP INC	$13,594,600

[1]	The Fund sold the security prior to April 30, 2026.

APPENDIX M - RECIPIENTS OF NON-PUBLIC PORTFOLIO HOLDINGS ON AN ONGOING BASIS

This list of recipients below is current as of May 13, 2026, and any additions, modifications, or deletions to this list that have occurred since that date are not reflected.

Name of Recipient	Purpose of Disclosure
AcadiaSoft	Software Vendor

Adroit Trading Technologies, Inc.	Execution Management System

BBH (Brown Brothers Harriman) Infomediary	System / Data Transmission Vendor
Bloomberg Indices	Software Vendor
Bloomberg, L.P.	Analytical Tool
Board of Trustees	Fund Governance
Broadridge Securities Processing Solutions, LLC	Agency TBA and Mortgage Pool Vendor
Capital Confirmations, Inc.	Electronic Confirmation Services Between Fund Auditors and Brokers
Commcise	Consultant
Confluence	Regulatory Reporting System
Deloitte & Touche LLP*	Independent Registered Public Accounting Firm for Certain of the MFS Funds
Deutsche Bank Securities Inc.	Intermediary
Donnelley Financial Solutions (DFIN)	Software Vendor
Ernst & Young LLP*	Independent Registered Public Accounting Firm for Certain of the MFS Funds
FactSet Research Systems, Inc.	Analytical Tool
Goldman Sachs Asset Management, L.P.**	Investment Advisor
ICE Data Services	Fund Pricing
Institutional Shareholder Services, Inc.	Proxy Service Provider
Investcloud	Software Vendor
Investment Company Institute	Trade Association
JP Morgan Chase Bank***	Fund Custodian for Certain of the MFS Funds
J.P. Morgan Securities, Inc.****	Analytical Tool
Markit Group	Pricing Service
Massachusetts Financial Services Company	Fund Management
MFS Fund Distributors, Inc.	Fund Distribution
MSCI BARRA, Inc.	Analytical Tool
OMGEO LLC	Software Vendor
Parametric Portfolio Associates LLC	Overlay Manager
RiskMetrics Group, LLC	Risk Management Tool
Ropes & Gray LLP	Legal Counsel

S&P Global Market Intelligence Inc. (S&P)	Analytical Tool

SageView Advisory Group LLC	Consultant
Service Graphics	Analytical Tool

SmartStream Technologies, Inc. (SmartStream)	Software Vendor

State Street Bank and Trust Company***	Fund Custodian for Certain of the MFS Funds
Toppan Merrill LLC	Software Vendor
Virtu ITG LLC	Analytical Tool

* Receives non-public portfolio holdings information only for those MFS Funds for which it is the Independent Registered Public Accounting Firm.

** Goldman Sachs Asset Management, L.P. acts as a discretionary investment advisor to KPMG, LLP ("KPMG") and receives limited non-public holdings information for certain MFS Funds to assist KPMG in satisfying auditor independence rules.

*** Receives non-public portfolio holdings information only for those MFS Funds for which it is the Custodian.

****  JP Morgan Securities receives non-public portfolio holdings information for MFS High Income Fund only.

M - 1

APPENDIX N - DESCRIPTION OF RATINGS

The ratings of Moody’s Investors Service (Moody's), S&P Global Ratings, Fitch Ratings, Inc. (Fitch), Morningstar DBRS (DBRS®), and Kroll Bond Rating Agency (KBRA) represent their opinions as to the quality of various debt instruments. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, debt instruments with the same maturity, coupon and rating may have different yields while debt instruments of the same maturity and coupon with different ratings may have the same yield.

Excerpts From Moody’s Description of its Ratings

Moody’s long-term ratings are assigned to issuers or obligations with an original maturity of eleven months or more and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.

Aaa  Obligations rated Aaa are judged to be of the highest quality subject to the lowest level of credit risk.

Aa  Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A  Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa  Obligations rated Baa are judged to be medium grade and subject to moderate credit risk; and as such may possess certain speculative characteristics.

Ba  Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B  Obligations rated B are considered speculative and are subject to high credit risk.

Caa  Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca  Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C  Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Excerpts From S&P Global Ratings' Description of its Ratings

Issue credit ratings are based, in varying degrees, on S&P Global Ratings' analysis of the following considerations:

• The likelihood of payment - the capacity and willingness of the obligor to meet its financial commitments on an obligation in accordance with the terms of the obligation;

• The nature and provisions of the financial obligation, and the promise S&P Global Ratings imputes; and

• The protection afforded by, and relative position of, the financial obligation in the event of a bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

An issue rating is an assessment of default risk but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA  An obligation rated 'AAA' has the highest rating assigned by S&P Global Ratings. The obligor's capacity to meet its financial commitments on the obligation is extremely strong.

AA  An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitments on the obligation is very strong.

A  An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitments on the obligation is still strong.

BBB  An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor's capacity to meet its financial commitments on the obligation.

BB, B, CCC, CC, and C  Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB  An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitments on the obligation.

B  An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitments on the obligation.

CCC  An obligation rated 'CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC  An obligation rated 'CC' is currently highly vulnerable to nonpayment. The 'CC' rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

C  An obligation rated 'C' is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D  An obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to 'D' if it is subject to a distressed debt restructuring.

Ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

Excerpts from Fitch's Description of its Ratings

Rated entities in several sectors, including financial and non-financial corporations, sovereigns, insurance companies and some sectors within public finance, are generally assigned Issuer Default Ratings (IDRs). IDRs are also assigned to certain entities or enterprises in global infrastructure, project finance and public finance. IDRs opine on an entity's relative vulnerability to default –including by way of a distressed debt exchange (DDE) – on financial obligations. The threshold default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts.

In aggregate, IDRs provide an ordinal ranking of issuers based on the agency's view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default.

AAA: Highest Credit Quality

'AAA' ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality

'AA' ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality

'A' ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good Credit Quality

'BBB' ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative

'BB' ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists that supports the servicing of financial commitments.

B: Highly Speculative

'B' ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC: Substantial Credit Risk

Very low margin for safety. Default is a real possibility.

CC: Very High Levels of Credit Risk

Default of some kind appears probable.

C: Near Default

A default or default-like process has begun, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a 'C' category rating for an issuer include:

• The issuer has entered into a grace or cure period following non-payment of a material financial obligation;

• The formal announcement by the issuer or their agent of a DDE; and

• A closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay interest and/or principal in full during the life of the transaction, but where no payment default is imminent.

RD: Restricted Default

'RD' ratings indicate an issuer that in Fitch’s opinion has experienced:

• An uncured payment default or DDE on a bond, loan or other material financial obligation, but

• Has not entered into bankruptcy filings, administration, receivership, liquidation, or other formal winding-up procedure, and

• Has not otherwise ceased operating.

This would include:

- The selective payment default on a specific class or currency of debt;

- The uncured expiry of any applicable original grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation.

D: Default

'D’ ratings indicate an issuer that in Fitch’s opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure or that has otherwise ceased business and debt is still outstanding.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a DDE.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Excerpts From DBRS'® Description of its Ratings

The DBRS® long-term credit ratings provide opinions on risk of default. DBRS® considers risk of default to be the risk that an issuer will fail to satisfy the financial obligations in accordance with the terms under which a long-term obligation has been issued. The long-term obligations rated in this category typically have a term of one year or longer.

All rating categories from AA to CCC contain the subcategories (high) and (low). The absence of either a (high) or (low) designation indicates that the rating is in the middle of the category.

AAA  Highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

AA  Superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from AAA only to a small degree. Unlikely to be significantly vulnerable to future events.

A  Good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than AA. May be vulnerable to future events, but qualifying negative factors are considered manageable.

BBB  Adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.

BB  Speculative, non-investment-grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.

B  Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

CCC / CC / C  Very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although CC and C ratings are normally applied to obligations that are seen as highly likely to default or subordinated to obligations rated in the CCC to B range. Obligations in respect of which default has not technically taken place, but is considered inevitable, may be rated in the C category.

D  When the issuer has filed under any applicable bankruptcy, insolvency, or winding-up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to D may occur. DBRS may also use SD (Selective Default) in cases where only some securities are impacted, such as the case of a distressed exchange.

Excerpts From KBRA's Description of its Ratings

KBRA assigns credit ratings to issuers and their obligations using the same rating scale. In either case, KBRA’s ratings are intended to reflect both the probability of default and severity of loss in the event of default, with greater emphasis on probability of default at higher rating categories. For obligations, the determination of expected loss severity is, among other things, a function of the seniority of the claim. Generally speaking, issuer-level ratings assume a loss severity consistent with a senior unsecured claim. KBRA appends an (sf) indicator to ratings assigned to structured obligations. These definitions should be used in conjunction with KBRA’s rating methodologies.

AAA  Determined to have almost no risk of loss due to credit-related events. Assigned only to the very highest quality obligors and obligations able to survive extremely challenging economic events.

AA  Determined to have minimal risk of loss due to credit-related events. Such obligors and obligations are deemed very high quality.

A  Determined to be of high quality with a small risk of loss due to credit-related events. Issuers and obligations in this category are expected to weather difficult times with low credit losses.

BBB  Determined to be of medium quality with some risk of loss due to credit-related events. Such issuers and obligations may experience credit losses during stressed environments.

BB  Determined to be of low quality with moderate risk of loss due to credit-related events. Such issuers and obligations have fundamental weaknesses that create moderate credit risk.

B  Determined to be of very low quality with high risk of loss due to credit-related events. These issuers and obligations contain many fundamental shortcomings that create significant credit risk.

CCC  Determined to be at substantial risk of loss due to credit-related events, near default, or in default with high recovery expectations.

CC  Determined to be near default or in default with average recovery expectations.

C  Determined to be near default or in default with low recovery expectations.

D  KBRA defines default as occurring if:

• There is a missed interest payment, principal payment, or preferred dividend payment, as applicable, on a rated obligation which is unlikely to be recovered.

• The rated entity files for protection from creditors, is placed into receivership, or is closed by regulators such that a missed payment is likely to result.

• The rated entity seeks and completes a distressed exchange, where existing rated obligations are replaced by new obligations with a diminished economic value.

KBRA may append - or + modifiers to ratings in categories AA through CCC to indicate, respectively, upper and lower risk levels within the broader category.

APPENDIX O – INCOME AND FEES RELATED TO SECURITIES LENDING ACTIVITIES

During the fiscal year ended April 30, 2026, there were no income or fees related to securities lending activities of MFS Core Bond Fund, MFS Corporate Bond Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, MFS Lifetime 2060 Fund, MFS Lifetime 2065 Fund, MFS Lifetime 2070 Fund (commenced May 27, 2026), MFS Lifetime Income Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, and MFS Total Return Bond Fund.

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APPENDIX P – INDEX PROVIDER INFORMATION

MFS has entered into agreements with various index providers authorizing the use of certain trademarks, trade names and information in connection with the offering and/or promotion of certain of the MFS Funds. Information regarding certain of these agreements is included below.

Bloomberg Indices

Bloomberg® and the Bloomberg Indices are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Bloomberg Indices (collectively, “Bloomberg”), and have been licensed for use for certain purposes by MFS. The Fund is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly. The only relationship of Bloomberg to MFS is the licensing of certain trademarks, trade names and service marks and of the Bloomberg Indices, which are determined, composed and calculated by BISL without regard to MFS or the Fund. Bloomberg has no obligation to take the needs of MFS or the owners of the Fund into consideration in determining, composing or calculating the Bloomberg Indices. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to Fund customers, in connection with the administration, marketing or trading of the Fund.

Bloomberg does not guarantee the accuracy and/or the completeness of the Bloomberg Indices or any data related thereto and shall have no liability for any errors, omissions, or interruptions therein. Bloomberg does not make any warranty, express or implied, as to results to be obtained by MFS, owners of the Fund, or any other person or entity from the use of the Bloomberg Indices or any data related thereto. Bloomberg does not make any express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Bloomberg Indices or any data related thereto. Without limiting any of the foregoing, to the maximum extent allowed by law, Bloomberg, its licensors, and its and their respective employees, contractors, agents, suppliers, and vendors shall have no liability or responsibility whatsoever for any injury or damages – whether direct, indirect, consequential, incidental, punitive or otherwise – arising in connection with the Fund or Bloomberg Indices or any data or values relating thereto – whether arising from their negligence or otherwise, even if notified of the possibility thereof.

FTSE EPRA Nareit

The Fund has been developed solely by MFS. The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings, including FTSE International Limited (collectively, the “LSE Group”), European Public Real Estate Association ("EPRA”), or the National Association of Real Estate Investments Trusts (“Nareit”) (and together the “Licensor Parties”). FTSE Russell is a trading name of certain of the LSE Group companies. All rights in the FTSE EPRA Nareit Developed Real Estate Index (the “Index”) vest in the Licensor Parties. “FTSE®” and “FTSE Russell®” are a trade mark(s) of the relevant LSE Group company and are used by any other LSE Group company under license. “Nareit®” is a trade mark of Nareit, "EPRA®" is a trade mark of EPRA and all are used by the LSE Group under license. The Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The Licensor Parties do not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Fund. The Licensor Parties makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Index for the purpose to which it is being put by MFS.

FTSE Russell

The Fund has been developed solely by MFS. The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies. All rights in the FTSE Russell Indexes (the “Indexes”) vest in the relevant LSE Group company which owns the Index. “FTSE®”, “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group company and are used by any other LSE Group company under license. The Indexes are calculated by or on behalf of FTSE International Limited or FTSE Fixed Income, LLC, or their affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Fund. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Index for the purpose to which it is being put by MFS.

ICE Data Indices

ICE Data Indices, LLC (“ICE Data”), is used with permission. ICE Data, its affiliates and their respective third party suppliers disclaim any and all warranties and representations, express and/or implied, including any warranties of merchantability or fitness for a particular purpose or use, including the indices, index data and any data included in, related to, or derived therefrom. Neither ICE Data, its affiliates nor their respective third party suppliers shall be subject to any damages or liability with respect the adequacy, accuracy, timeliness or completeness of the indices or the index data or any component thereof, and the indices and the index data and all components thereof are provided on an "as is" basis and your use is at your own risk. ICE Data, its affiliates and their respective third party suppliers do not sponsor, endorse or recommend MFS, or any of its products or services.

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MSCI

Morgan Stanley Capital International ("MSCI") makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

S&P Dow Jones

"Standard & Poor’s®” and “S&P®” are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”) and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. The Fund is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the Fund.

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Investment Adviser

Massachusetts Financial Services Company

111 Huntington Avenue, Boston, MA 02199

(617) 954-5000

Distributor

MFS Fund Distributors, Inc.

111 Huntington Avenue, Boston, MA 02199

(617) 954-5000

Shareholder Servicing Agent

MFS Service Center, Inc.

P.O. Box 219341, Kansas City, MO 64121-9341

Toll free: 1-800-225-2606

MFS® SERIES TRUST XII

MFS® CORE BOND FUND

MFS® LIFETIME® INCOME FUND

MFS® LIFETIME® 2030 FUND

MFS® LIFETIME® 2035 FUND

MFS® LIFETIME® 2040 FUND

MFS® LIFETIME® 2045 FUND

MFS® LIFETIME® 2050 FUND

MFS® LIFETIME® 2055 FUND

MFS® LIFETIME® 2060 FUND

MFS® LIFETIME® 2065 FUND

PART C

Item 28. Exhibits

 (a)  1 Declaration of Trust of MFS Series Trust XII, dated June 29, 2005, previously filed as Exhibit 1 of the Registrant's Registration Statement, filed on July 1, 2005.

   2 Certification of Amendment, dated March 16, 2006, to the Declaration of Trust – Establishment and Designation of Series and Establishment and Designation of Classes of MFS Sector Rotational Fund, previously filed as Exhibit 1(b) of the Registrant's Post-Effective Amendment No. 1, filed on July 5, 2006.

   3 Certification of Amendment, dated June 27, 2006 to the Declaration of Trust – Establishment and Designation of Classes of MFS Sector Rotational Fund, previously filed as Exhibit 1(c) of the Registrant's Post-Effective Amendment No. 1, filed on July 5, 2006.

   4 Certification of Amendment, dated December 28, 2007, to the Declaration of Trust – Establishment and Designation of Class W Shares, Class R1 Shares, Class R2 Shares, Class R3 Shares, and Class R4 Shares of MFS Sector Rotational Fund, previously filed as Exhibit (a) 4 of the Registrant's Post-Effective Amendment No. 9, filed on August 27, 2008.

   5 Certification of Amendment, dated April 22, 2008, to the Declaration of Trust – Redesignation of Class R3 Shares, Class R4 Shares, and Class R5 Shares of MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, and MFS Lifetime 2040 Fund, previously filed as Exhibit (a) 5 of the Registrant's Post-Effective Amendment No. 9, filed on August 27, 2008.

   6 Certification of Amendment, dated November 14, 2008, to the Declaration of Trust – Designation of Shares of MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, and MFS Lifetime 2040 Fund, previously filed as Exhibit (a) 6 of the Registrant's Post-Effective Amendment No. 10, filed on December 29, 2008.

   7 Certification of Amendment, dated February 24, 2009, to the Declaration of Trust – Establishment and Designation of Class I Shares of MFS Sector Rotational Fund, previously filed as Exhibit (a) 7 of the Registrant's Post-Effective Amendment No. 11, filed on February 26, 2009.

   8 Certification of Amendment, dated June 24, 2010, to the Declaration of Trust – Establishment and Designation of Series and Establishment and Designation of Classes of MFS Lifetime 2050 Fund, previously filed as Exhibit (a) 8 of the Registrant's Post-Effective Amendment No. 15.

   9 Certification of Amendment, dated July 15, 2011, to the Declaration of Trust – Redesignation of Series of MFS Sector Rotational Fund to MFS Equity Opportunities Fund, previously filed as Exhibit (a) 9 of the Registrant's Post-Effective Amendment No. 22, filed on August 25, 2011.

  10 Certification of Amendment, dated May 21, 2012, to the Declaration of Trust – Redesignation of Class W Shares of MFS Equity Opportunities Fund, previously filed as Exhibit (a) 10 of the Registrant's Post-Effective Amendment No. 27, filed on August 15, 2012.

  11 Certification of Amendment, dated August 7, 2012, to the Declaration of Trust – Establishment and Designation of Series and Classes of MFS Lifetime 2015 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2045 Fund, and MFS Lifetime 2055 Fund, previously filed as Exhibit (a) 11 of the Registrant's Post-Effective Amendment No. 27, filed on August 15, 2012.

  12 Certification of Amendment, dated July 18, 2014, to the Declaration of Trust – Termination of Series of MFS Lifetime 2010 Fund, previously filed as Exhibit (a) 12 of the Registrant's Post-Effective Amendment No. 40, filed on August 27, 2014.

  13 Certification of Amendment, dated August 25, 2014, to the Declaration of Trust – Redesignation of MFS Lifetime Retirement Income Fund to MFS Lifetime Income Fund and Establishment and Designation of Classes, previously filed as Exhibit (a) 13 of the Registrant's Post-Effective Amendment No. 42, filed on February 26, 2015.

  14 Certification of Amendment, dated May 2, 2016, to the Declaration of Trust, previously filed as Exhibit (a) 14 of the Registrant's Post-Effective Amendment No. 48, filed on June 27, 2016.

  15 Certification of Amendment, dated June 17, 2016, to the Declaration of Trust – Establishment and Designation of Class R5 Shares of MFS Lifetime Income Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, and MFS Lifetime 2055 Fund, previously filed as Exhibit (a) 15 of the Registrant's Post-Effective Amendment No. 48, filed on June 27, 2016.

  16 Certification of Amendment, July 22, 2016, to the Declaration of Trust – Establishment and Designation of Series and Establishment and Designation of Classes of MFS Lifetime 2060 Fund, previously filed as Exhibit (a) 16 of the Registrant's Post-Effective Amendment No. 49, filed on July 29, 2016.

  17 Certification of Amendment, dated August 12, 2016, to the Declaration of Trust – Redesignation of Class R5 Shares to Class R6 Shares of MFS Equity Opportunities Fund, MFS Lifetime Income Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, and MFS Lifetime 2060 Fund, previously filed as Exhibit (a) 17 of the Registrant's Post-Effective Amendment No. 50, filed on August 25, 2016.

  18 Certification of Amendment, dated August 26, 2016, to the Declaration of Trust – Termination of Series of MFS Lifetime 2015 Fund, previously filed as Exhibit (a) 18 of the Registrant's Post-Effective Amendment No. 70, filed on March 22, 2022.

  19 Certification of Amendment, dated May 9, 2017, to the Declaration of Trust – Establishment and Designation of Class T Shares of MFS Equity Opportunities Fund, MFS Lifetime Income Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, and MFS Lifetime 2060 Fund, previously filed as Exhibit (a) 19 of the Registrant's Post-Effective Amendment No. 57, filed on August 25, 2017.

  20 Certification of Amendment, dated August 19, 2020, to the Declaration of Trust – Termination of Class T Shares of MFS Lifetime Income Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, and MFS Lifetime 2060 Fund, previously filed as Exhibit (a) 20 of the Registrant's Post-Effective Amendment No. 67, filed on August 27, 2020.

  21 Certification of Amendment, dated October 25, 2019, to the Declaration of Trust – Termination of Series of MFS Equity Opportunities Fund, previously filed as Exhibit (a) 21 of the Registrant's Post-Effective Amendment No. 67, filed on August 27, 2020.

  22 Certification of Amendment, dated February 12, 2020, to the Declaration of Trust – Termination of Class T Shares of MFS Equity Opportunities Fund, previously filed as Exhibit (a) 22 of the Registrant's Post-Effective Amendment No. 67, filed on August 27, 2020.

  23 Certification of Amendment, dated June 9, 2021, to the Declaration of Trust – Establishment and Designation of Series and Establishment and Designation of Classes of MFS Lifetime 2065 Fund, previously filed as Exhibit (a) 23 of the Registrant's Post-Effective Amendment No. 69, filed on August 26, 2021.

  24 Certification of Amendment, dated March 10, 2022, to the Declaration of Trust – Establishment and Designation of Series and Establishment and Designation of Classes of MFS Core Bond Fund, previously filed as Exhibit (a) 24 of the Registrant's Post-Effective Amendment No. 70, filed on March 22, 2022.

  25 Certification of Amendment, dated June 9, 2022, to the Declaration of Trust – Termination of Class 529A Shares, Class 529B Shares, and Class 529C Shares of MFS Lifetime Income Fund, previously filed as Exhibit (a) 25 of the Registrant's Post-Effective Amendment No. 71, filed on June 17, 2022.

  26 Certification of Amendment, dated October 11, 2022, to the Declaration of Trust – Termination of Series of MFS Lifetime 2020 Fund, previously filed as Exhibit (a) 26 of the Registrant’s Post-Effective Amendment No. 73, filed on June 28, 2023.

  27 Certification of Amendment, dated March 5, 2026, to the Declaration of Trust - Establishment and Designation of Series and Establishment and Designation of Classes of MFS Lifetime 2070 Fund, previously filed as Exhibit (a) 27 of the Registrant’s Post-Effective Amendment No. 78, filed on May 18, 2026.

  28 Certification of Amendment, dated June 30, 2026, to the Declaration of Trust - Termination of Series of MFS Lifetime 2025 Fund; filed herewith.

 (b)  1 Master Amended and Restated By-Laws, dated January 1, 2002, as revised through September 25, 2024, previously filed as Exhibit (b) 1 of MFS Active Exchange Traded Funds Trust (File Nos. 333-278691 and 811-23953) Pre-Effective Amendment No. 2, filed on September 26, 2024.

   2 Appendix A, as revised August 1, 2026, to the Master Amended and Restated By-Laws, dated January 1, 2002, as revised through September 25, 2024; filed herewith.

 (c)  Copies of instruments defining the rights of shareholders, including the relevant portions of: the Amended and Restated Declaration of Trust, dated June 29, 2005 (see Section 6.2), as amended through October 11, 2022, incorporated by reference to the Registrant's Registration Statement, filed on July 1, 2005, and the Master Amended and Restated By-Laws, dated January 1, 2002 as revised through September 25, 2024 (see Article III), previously filed as Exhibit (b) 1 of the MFS Active Exchange Traded Funds Trust (File Nos. 333-278691 and 811-23953) Pre-Effective Amendment No. 2, filed on September 26, 2024.

 (d)  1 Investment Advisory Agreement, dated July 26, 2005, by and between the Trust and Massachusetts Financial Services Company on behalf of MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, and MFS Lifetime 2040 Fund, previously filed as Exhibit 4 of the Registrant's Pre-Effective Amendment No. 1, filed September 27, 2005.

   2 Investment Advisory Agreement, dated July 26, 2006, by and between the Trust and Massachusetts Financial Services Company on behalf of MFS Sector Rotational Fund, previously filed as Exhibit 4(b) to the Registrant's Post-Effective Amendment No. 6, filed March 2, 2007.

   3 Investment Advisory Agreement, dated September 14, 2010, by and between the Trust and Massachusetts Financial Services Company on behalf of MFS Lifetime 2050 Fund, previously filed as Exhibit (d) 3 to the Registrant's Post-Effective Amendment No. 19, filed on December 29, 2010.

   4 Investment Advisory Agreement, dated November 1, 2012, by and between the Trust and Massachusetts Financial Services Company on behalf of MFS Lifetime 2015 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2045 Fund, and MFS Lifetime 2055 Fund, previously filed as Exhibit (d) 4 to the Registrant's Post-Effective Amendment No. 32, filed on December 27, 2012.

   5 Investment Advisory Agreement, dated December 5, 2016, by and between the Trust and Massachusetts Financial Services Company on behalf of MFS Lifetime 2060 Fund, previously filed as Exhibit (d) 5 to the Registrant's Post-Effective Amendment No. 55, filed on February 27, 2017.

   6 Investment Advisory Agreement, dated August 31, 2021, by and between the Trust and Massachusetts Financial Services Company on behalf of MFS Lifetime 2065 Fund, previously filed as Exhibit (d) 6 to the Registrant's Post-Effective Amendment No. 70, filed on March 22, 2022.

   7 Investment Advisory Agreement, dated June 21, 2022, by and between the Trust and Massachusetts Financial Services Company on behalf of MFS Core Bond Fund, previously filed as Exhibit (d) 7 of the Registrant’s Post-Effective Amendment No. 72, filed on August 25, 2022.

   8 Investment Advisory Agreement, dated May 26, 2026, by and between the Trust and Massachusetts Financial Services Company on behalf of MFS Lifetime 2070 Fund; filed herewith.

 (e)  1 Distribution Agreement by and between the Trust and MFS Fund Distributors, Inc., dated July 26, 2005, previously filed as Exhibit 5(a) of the Registrant's Pre-Effective Amendment No. 1, filed on September 27, 2005.

   2 Amendment, dated May 2, 2016, to the Distribution Agreement between the Trust and MFS Fund Distributors, Inc., dated July 26, 2005, previously filed as Exhibit (e) 2 of the Registrant's Post-Effective Amendment No. 48, filed on June 27, 2016.

   3 Dealer Agreement between MFS Fund Distributors, Inc. (“MFD”) and a dealer, previously filed as Exhibit (e) 3 of Massachusetts Investors Growth Stock Fund (File Nos. 2-14677 and 811-00859) Post-Effective Amendment No. 111, filed on March 27, 2025.

 (f)  Not Applicable.

 (g)  1 Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated December 18, 2006, previously filed as Exhibit 7(a) of MFS Series Trust XII (File Nos. 333-126328 and 811-21780) Post-Effective Amendment No. 7, filed on June 28, 2007.

   2 Appendix A, as of June 22, 2026, to the Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated December 18, 2006, previously filed as Exhibit (g) 2 of MFS Series Trust XIII (File Nos. 2-74959 and 811-03327) Post-Effective Amendment No. 91, filed on June 25, 2026.

   3 Appendix D, as of December 5, 2016, to the Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated December 18, 2006, previously filed as Exhibit (g) 3 of MFS Series Trust I (File Nos. 33-07638 and 811-04777) Post-Effective Amendment No. 77, filed on December 28, 2016.

   4 Amendment 1, dated September 26, 2017, to the Custodian Agreement between the Registrant and State Street Bank and Trust Company, previously filed as Exhibit (g) 4 of MFS Series Trust XVI (File Nos. 2-36431 and 811-02032) Post-Effective Amendment No. 64, filed on October 26, 2017.

   5 Amendment 2, dated September 6, 2024, to the Custodian Agreement between the Registrant and State Street Bank and Trust Company, previously filed as Exhibit g (5) of MFS Active Exchange Traded Funds Trust (File Nos. 333-278691 and 811-23953) Pre-Effective Amendment No. 2, filed on September 26, 2024.

   6 Fund Accounting Agreement between the Registrant and State Street Bank and Trust Company, dated December 18, 2006, previously filed as Exhibit 7(b) of MFS Series Trust XII (File Nos. 333-126328 and 811-21780) Post-Effective Amendment No. 7, filed on June 28, 2007.

   7 Appendix A, as of June 22, 2026, to the Fund Accounting Agreement between the Registrant and State Street Bank and Trust Company, dated December 18, 2006, previously filed as Exhibit (g) 7 of MFS Series Trust XIII (File Nos. 2-74959 and 811-03327) Post-Effective Amendment No. 91, filed on June 25, 2026.

    8 Supplemental Agreement, by and among State Street Bank and Trust Company and the parties set forth in the agreement, including the Registrant, dated October 1, 2019, previously filed as Exhibit (g) 9 of MFS Series Trust I (File Nos. 33-07638 and 811-04777) Post-Effective Amendment No. 85, filed on December 26, 2019.

   9 Custodian Agreement between the Registrant and JPMorgan Chase Bank, N.A., dated November 13, 2006, previously filed as Exhibit 7(A) of MFS Series Trust II (File Nos. 33-07637 and 811-04775) Post-Effective Amendment No. 39, filed on January 26, 2007.

  10 Appendix A, as of May 3, 2022, to the Custodian Agreement between the Registrant and JPMorgan Chase Bank, N.A., dated November 13, 2006, previously filed as Exhibit (g) 9 of MFS Series Trust XII (File Nos. 333-126328 and 811-21780) Post-Effective Amendment No. 71, filed on June 17, 2022.

  11 Appendix E, as of October 7, 2010, to the Custodian Agreement between the Registrant and JPMorgan Chase Bank, N.A., dated November 13, 2006, previously filed as Exhibit (g) 7 of MFS Series Trust X (File Nos. 33-01657 and 811-04492) Post-Effective Amendment No. 76, filed on November 24, 2010.

  12 Amendment No. 1, as of May 5, 2010, to the Custodian Agreement between the Registrant and JPMorgan Chase Bank, N.A., dated November 13, 2006, previously filed as Exhibit (g) 6 of MFS Series Trust X (File Nos. 33-01657 and 811-04492) Post-Effective Amendment No. 73, filed on May 21, 2010.

  13 Amendment, dated December 1, 2022, to the Custodian Agreement between the Registrant and JPMorgan Chase Bank, N.A., dated November 13, 2006, previously filed as Exhibit (g) 6 of MFS Series Trust V (File Nos. 2-38613 and 811-02031) Post-Effective Amendment No. 90, filed on January 26, 2023.

  14 Amendment, dated January 1, 2026, to the Custodian Agreement between the Registrant and JPMorgan Chase Bank, N.A., dated November 13, 2006, previously filed as Exhibit (g) 6 of MFS Series Trust V (File Nos. 2-38613 and 811-02031) Post-Effective Amendment No. 93, filed on January 27, 2026.

  15 Schedule X, as of May 21, 2013, to the Custodian Agreement between each of the Investment Companies listed on Appendix A thereto and JPMorgan Chase Bank, N.A, previously filed as Exhibit (g) 9 of MFS Series Trust XIII (File Nos. 2-74959 and 811-03327) Post-Effective Amendment No. 53, filed on June 27, 2013.

  16 Fund Accounting Agreement between the Registrant and JPMorgan Investor Services Co., dated November 13, 2006, previously filed as Exhibit 7(B) of MFS Series Trust II (File Nos. 33-07637 and 811-04775) Post-Effective Amendment No. 39, filed on January 26, 2007.

  17 Appendix A, as of May 3, 2022, to the Fund Accounting Agreement between the Registrant and JPMorgan Chase Bank, N.A. (Successor in interest to J.P.Morgan Investor Services Co.), dated November 13, 2006, previously filed as Exhibit (g) 14 of MFS Series Trust XII (File Nos. 333-126328 and 811-21780) Post-Effective Amendment No. 71, filed on June 17, 2022.

  18 Appendix B, as of May 5, 2010, to the Fund Accounting Agreement between the Registrant and JPMorgan Investor Services Co., dated November 13, 2006, previously filed as Exhibit (g) 9 of MFS Series Trust X (File Nos. 33-01657 and 811-04492) Post-Effective Amendment No. 73, filed on May 21, 2010.

  19 Amendment, dated December 1, 2022, to the Fund Accounting Agreement between the Registrant and JPMorgan Chase Bank, N.A., dated November 13, 2006, previously filed as Exhibit (g) 10 of MFS Series Trust V (File Nos. 2-38613 and 811-02031) Post-Effective Amendment No. 90, filed on January 26, 2023.

  20 Supplemental Agreement between the Registrant and JPMorgan Chase Bank, N.A., dated April 9, 2024; previously filed as Exhibit (g) 11 of MFS Series Trust III (File Nos. 2-60491 and 811-02794) Post-Effective Amendment No. 73, filed on May 29, 2024.

 (h)  1 Shareholder Servicing Agent Agreement between the Registrant and MFS Service Center, Inc., dated September 24, 2025, previously filed as Exhibit (h)1 of MFS Series Trust IV (File Nos. 2-54607 and 811-02594), filed on October 8, 2025.

   2 Master Administrative Services Agreement, dated March 1, 1997, as amended and restated April 1, 2023, previously filed as Exhibit (h) 7 of Massachusetts Investors Trust (File Nos. 2-11401 and 811-00203) Post-Effective Amendment No. 118, filed on April 27, 2023.

   3 Amendment 1, dated March 6, 2024, to the Master Administrative Services Agreement, dated March 1, 1997, as amended and restated April 1, 2023, previously filed as Exhibit (h) 8 of MFS Series Trust II (File Nos. 33-07637 and 811-04775) Post-Effective Amendment No. 69, filed on March 27, 2024.

   4 Amendment 2, dated September 24, 2024, to the Master Administrative Services Agreement, dated March 1, 1997, as amended and restated April 1, 2023, previously filed as Exhibit (h) 10 of MFS Series Trust XV (File Nos. 2-96738 and 811-04253) Post-Effective Amendment No. 79, filed on February 27, 2025.

   5 Exhibit A, dated August 1, 2026, to the Master Administrative Services Agreement, dated March 1, 1997, as amended and restated April 1, 2023; filed herewith.

   6 Exhibit B, dated April 1, 2023, to the Master Administrative Services Agreement, dated March 1, 1997, as amended and restated April 1, 2023, previously filed as Exhibit (h) 9 of Massachusetts Investors Trust (File Nos. 2-11401 and 811-00203) Post-Effective Amendment No. 118, filed on April 27, 2023.

   7 Exhibit C, dated April 1, 2023, to the Master Administrative Services Agreement, dated March 1, 1997, as amended and restated April 1, 2023, previously filed as Exhibit (h) 10 of Massachusetts Investors Trust (File Nos. 2-11401 and 811-00203) Post-Effective Amendment No. 118, filed on April 27, 2023.

   8 Exhibit D, dated September 24, 2024, to the Master Administrative Services Agreement, dated March 1, 1997, as amended and restated April 1, 2023, previously filed as Exhibit (h) 14 of MFS Series Trust V (File Nos. 2-38613 and 811-02031) Post-Effective Amendment No. 92, filed on January 27, 2025.

   9 Form of Rule 12d1-4 Fund of Funds Investment Agreement, previously filed as Exhibit (h) 21 of MFS Series Trust V (File Nos. 2-38613 and 811-02031) Post-Effective Amendment No. 89, filed on January 27, 2022.

 (i)  Legal Opinion Consent, dated August 27, 2026; filed herewith.

 (j)  1 Power of Attorney, dated January 1, 2026 (Trustees); filed herewith.

   2 Power of Attorney, dated January 1, 2025 (DiLorenzo) (Phillips); filed herewith.

   3 Consent of Ernst & Young LLP, for MFS Core Bond Fund, MFS Lifetime Income Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, MFS Lifetime 2060 Fund, and MFS Lifetime 2065 Fund, dated August 26, 2026; filed herewith.

 (k)  Not Applicable.

 (l)  Not Applicable.

 (m)  1 Amended and Restated Master Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, effective January 1, 1997, as amended and restated effective June 9, 2022, previously filed as Exhibit (m) 1 of MFS Series Trust XII (File Nos. 333-126328 and 811-21780) Post-Effective Amendment No. 71, filed on June 17, 2022.

   2 Exhibit A, dated August 1, 2026, to the Amended and Restated Master Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, effective January 1, 1997, as amended and restated effective June 9, 2022; filed herewith.

 (n)  1 Amended and Restated Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940, effective September 6, 1996, as amended and restated effective October 24, 2022, previously filed as Exhibit (n) of MFS Series Trust XVII (File Nos. 33-37615 and 811-06174) Post-Effective Amendment No. 53, filed on October 21, 2022.

   2 Exhibit A, dated August 1, 2026, to the Amended and Restated Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940, effective September 6, 1996, as amended and restated effective October 24, 2022; filed herewith.

 (o)  Reserved.

 (p)  MFS Code of Ethics Policy, dated March 31, 2026, previously filed as Exhibit (p) of MFS Variable Insurance Trust (File Nos. 33-74668 and 811-08326) Post Effective Amendment No. 57, filed on April 29, 2026.

Item 29. Persons Controlled by or under Common Control with the Registrant

 The Registrant does not control or have common control over any persons.

Item 30. Indemnification

 The Registrant's organizational documents contain provisions indemnifying Trustees and officers against liability incurred in their official capacities. Subject to certain exceptions and limitations, Article V of the Registrant's Amended and Restated Declaration of Trust provides that every person who is or has been a Trustee, Advisory Trustee or officer of the Trust shall be indemnified by the Trust against all liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which that individual becomes involved as a party or otherwise by virtue of being or having been a Trustee, Advisory Trustee or officer and against amounts paid or incurred by that individual in the settlement thereof.

 In addition, section 4 of the Distribution Agreement provides that MFS Fund Distributors, Inc. ("MFD") will indemnify and hold harmless the Trust and each of its Trustees and officers and each person, if any, who controls the Trust within the meaning of Section 15 of the Securities Act of 1933, as amended (the "Act") against any loss, liability, damages, claim or expense (including the reasonable cost of investigating or defending any alleged loss, liability, damages, claim or expense and reasonable counsel fees incurred in connection therewith), arising by reason of any person's acquiring any shares, which may be based upon the Act or any other statute or common law, on account of any wrongful act of MFD or any of its employees (including any failure to conform with any requirement of any state or federal law or the Rules of Fair Practice of the National Association of

Securities Dealers, Inc. (now known as the Financial Industry Regulatory Authority, Inc.) relating to the sale of shares) or on the ground that the registration statement or prospectus as from time to time may be amended and supplemented, includes an untrue statement of a material fact or omits to state a material fact required to be stated therein or necessary in order to make the statements therein not misleading, unless any such act, statement or omission was made in reliance upon information furnished to MFD by or on behalf of the Trust, provided however that in no case is the indemnity of MFD in favor of any person indemnified to be deemed to protect the Trust or any such person against any liability to which the Trust or any such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its or his duties or by reason of its or his reckless disregard of its obligations and duties under the Distribution Agreement.

 In addition, section 16 of the Amended and Restated Shareholder Servicing Agent Agreement provides that the Fund will indemnify MFS Service Center, Inc. against and hold harmless from any and all losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from any claim, demand, action or suit (i) not resulting from bad faith or negligence, and arising out of, or in connection with, its duties on behalf of the Fund thereunder, and (ii) as a result of acting in accordance with instructions reasonably believed to have been communicated by any person duly authorized by the Fund or its principal underwriter, or as a result of acting in accordance with written or oral advice reasonably believed to have been given by counsel for the Fund, or as a result of acting in accordance with any instrument or share certificate reasonably believed to have been genuine and signed, countersigned or executed by any person or persons authorized to sign, countersign or execute the same (unless contributed to by gross negligence or bad faith).

 The Trustees and Officers of the Registrant and the personnel of the Registrant's investment adviser and principal underwriter are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.

 The Trust has also agreed to contractually provide each Trustee with assurance that indemnification will be available. The agreement between the Trust and each Trustee, in addition to delineating certain procedural aspects relating to indemnification and advancement of expenses, provides that each of the Funds severally shall indemnify and hold harmless the Trustee against any and all expenses as defined therein actually incurred or paid by the Trustee in any proceeding as defined therein in connection with the Trustee’s service to the relevant Fund, unless (i) the Trustee did not act in good faith in the reasonable belief that his or her action was in the best interests of the Fund or (ii) the Trustee is liable to the Fund or its shareholders by reason of the Trustee’s disabling conduct, and there has been a final adjudication on the merits in a relevant proceeding that the Trustee’s conduct fell within (i) or (ii).

 Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Adviser

 Business backgrounds of the officers and directors of Massachusetts Financial Services Company, the Registrant’s investment adviser (the “Investment Adviser” or “MFS”), that also hold positions with the Registrant are included under “Trustees and Officers” in the Statement(s) of Additional Information included in this Registration Statement. Certain officers and directors of the Investment Adviser serve as officers or directors of some or all of the Investment Adviser’s corporate affiliates and certain officers of the Investment Adviser serve as officers of some or all of the MFS funds and/or officers or directors of certain MFS investment products.

 The principal executive officer and certain directors of the Investment Advisor not included under “Trustees and Officers” in the Statement(s) of Additional Information included in this Registration Statement are listed below:

Name and Current Position with the Investment Adviser	Business, profession, vocation or employment

Edward Maloney Director, President, and Chief Executive Officer, MFS	Director, MFS President, MFS Chief Executive Officer, MFS

Thomas Murphy Director, MFS	Executive Vice President, Sun Life Financial, Inc. Chief Risk Officer, Sun Life Financial, Inc.

Melissa J. Kennedy Director, MFS	Executive Vice President, Sun Life Financial, Inc. Chief Legal and Public Policy Officer, Sun Life Financial, Inc.

Kevin D. Strain Director, MFS	President, Sun Life Financial, Inc. Chief Executive Officer, Sun Life Financial, Inc.

 The principal executive officer and the directors of MFS have been engaged during the past two fiscal years in no business profession, vocation or employment of a substantial nature other than as a principal executive officer and director of the Investment Adviser and certain Investment Adviser's corporate affiliates.

 The identity of those corporate affiliates is identified below.

Investment Adviser Corporate Affiliate	Address

MFS Institutional Advisors, Inc.	111 Huntington Avenue Boston, Massachusetts 02199 U.S.A.
MFS Service Center, Inc.	111 Huntington Avenue Boston, Massachusetts 02199 U.S.A.
MFS International Australia Pty Ltd.	Level 15, 20 Martin Place Sydney, NSW 2000, Australia
MFS do Brasil Desenvolvimento de Mercado Ltda. (Brazil)	Rua Joaquim Floriano, 1.052 – 11[o] Andar, conjunto 111, Itaim Bibi, São Paulo, SP, Brazil 04534-004
MFS International Singapore Pte. Ltd.	250 North Bridge Road, #08-01/04 Raffles City Tower Singapore 179101
MFS Investment Management Company (Lux.) S.à.r.l.	4 Rue Albert Borschette L-1246 Luxembourg, Grand Duchy of Luxembourg
MFS Investment Management K.K.	16 F Daido Seimei Kasumigaseki Building 1-4-2 Kasumigaseki 1-chome, Chiyoda-ku, Tokyo, Japan 100-0013
Sun Life of Canada (U.S.) Financial Services Holdings, Inc.	111 Huntington Avenue Boston, Massachusetts 02199 U.S.A.
3060097 Nova Scotia Company (NSULC)	Nova Centre – South Tower, Suite 1500 1625 Grafton Street, Halifax,

Investment Adviser Corporate Affiliate	Address
Nova Scotia, Canada B3J 0E8
MFS Investment Management Canada Limited (MFS Canada)	77 King Street West, 35th Floor Toronto, Ontario, Canada M5K 1B7
MFS Heritage Trust Company	111 Huntington Avenue Boston, Massachusetts 02199 U.S.A.
Sun Life Financial Inc.	1 York Street Toronto, Ontario, M5J 0B6, Canada
MFS Fund Distributors, Inc.	111 Huntington Avenue Boston, Massachusetts 02199 U.S.A.

 The MFS Funds include the following. The address of the MFS Funds is: 111 Huntington Ave., Boston, MA 02199.

 Massachusetts Investors Trust

 Massachusetts Investors Growth Stock Fund

 MFS Series Trust I

 MFS Series Trust II

 MFS Series Trust III

 MFS Series Trust IV

 MFS Series Trust V

 MFS Series Trust VI

 MFS Series Trust VII

 MFS Series Trust VIII

 MFS Series Trust IX

 MFS Series Trust X

 MFS Series Trust XI

 MFS Series Trust XII

 MFS Series Trust XIII

 MFS Series Trust XIV

 MFS Series Trust XV

 MFS Series Trust XVI

 MFS Series Trust XVII

 MFS Active Exchange Traded Funds Trust

 MFS Municipal Series Trust

 MFS Variable Insurance Trust

 MFS Variable Insurance Trust II

 MFS Variable Insurance Trust III

Item 32. Principal Underwriters

 (a) MFS Fund Distributors, Inc. (the "Distributor") acts as the principal underwriter of the following investment companies:

 Massachusetts Investors Trust

 Massachusetts Investors Growth Stock Fund

 MFS Series Trust I

 MFS Series Trust II

 MFS Series Trust III

 MFS Series Trust IV

 MFS Series Trust V

 MFS Series Trust VI

 MFS Series Trust VII

 MFS Series Trust VIII

 MFS Series Trust IX

 MFS Series Trust X

 MFS Series Trust XI

 MFS Series Trust XII

 MFS Series Trust XIII

 MFS Series Trust XV

 MFS Series Trust XVI

 MFS Series Trust XVII

 MFS Active Exchange Traded Funds Trust

 MFS Municipal Series Trust

 MFS Variable Insurance Trust

 MFS Variable Insurance Trust II

 MFS Variable Insurance Trust III

 (b) Directors and officers of the Distributor are described below:

Name	Title with the Distributor	Positions with the Registrant

Michael S. Keenan	Director and President	None
Sean M. Kenney	Director and Chairman of the Board	None
Heidi W. Hardin	Secretary	Secretary and Clerk
Joseph J. Smelstor	Treasurer and Senior Group Controller	None
Michael Hunt	Chief Compliance Officer	None
Christopher R. Bohane	Assistant Secretary	Assistant Secretary and Assistant Clerk
Jay C. Herold	Assistant Secretary	None
Jessica Howell	Assistant Secretary	None
Amanda Mooradian	Assistant Secretary	Assistant Secretary and Assistant Clerk
Joseph A. Zelic	Tax Officer	None

 The principal business address of each of these persons is 111 Huntington Ave., Boston, MA 02199.

 (c) Not applicable.

Item 33. Location of Accounts and Records

 The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

NAME	ADDRESS

Massachusetts Financial Services Company (investment adviser)	111 Huntington Avenue Boston, MA 02199
MFS Fund Distributors, Inc. (principal underwriter)	111 Huntington Avenue Boston, MA 02199

State Street Bank & Trust Company (custodian)	State Street Financial Center One Lincoln Street Boston, MA 02111-2900

JPMorgan Chase Bank N.A. (custodian)	270 Park Avenue New York, NY 10017
MFS Service Center, Inc. (transfer agent)	111 Huntington Avenue Boston, MA 02199
Ropes & Gray (counsel)	Prudential Tower 800 Boylston Street Boston, MA 02199-3600

Iron Mountain, Inc. (storage vendor)	1 Federal Street Boston, MA 02110

Institutional Shareholder Services, Inc. (proxy voting administrator)	702 King Farm Boulevard Suite 400 Rockville, MD 20850-4045
UBS Asset Management (Americas) Inc., (former subadviser)	1285 Avenue of the Americas New York, NY 10019
Sun Capital Advisers LLC (former investment adviser)	1 Sun Life Park Wellesley Hills, MA 02481
Global Relay Communications, Inc. (electronic communications storage vendor)	220 Cambie Street, 2nd Floor Vancouver, BC V6B 2M9
The Depository Trust Company (DTC)	55 Water Street New York, NY 10041
SS&C Technologies (technology vendor)	80 Lamberton Rd Windsor, CT 06095
TerraNua U.S. Corp d.b.a. My Compliance Office (personal trading system)	535 5th Avenue, 4th Floor New York, NY 10017
Charles River Development (investment related records)	700 District Avenue Burlington, MA 01803
Icertis (contract management system)	14711 NE 29th Place, Suite 100 Bellevue, WA 98007

Microsoft, Inc.	One Microsoft Way Redmond, WA 98052-7329

Item 34. Management Services

 None.

Item 35. Undertakings

 None.

NOTICE

Notice is hereby given that this Registration Statement has been executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually, and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders of the Registrant individually, but are binding only upon the assets and property of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on August 27, 2026.

MFS® SERIES TRUST XII

By: /s/DAVID L. DILORENZO*

Name: David L. DiLorenzo

Title: President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on August 27, 2026.

 SIGNATURE    TITLE

/s/DAVID L. DILORENZO*   President (Principal Executive Officer)

David L. DiLorenzo

/s/KASEY L. PHILLIPS*   Principal Financial and Accounting Officer

Kasey L. Phillips

/s/STEVEN E. BULLER*   Trustee

Steven E. Buller

/s/JOHN A. CAROSELLI*   Trustee

John A. Caroselli

/s/MAUREEN R. GOLDFARB*  Trustee

Maureen R. Goldfarb

/s/PETER D. JONES*   Trustee

Peter D. Jones

/s/JOHN P. KAVANAUGH*   Trustee

John P. Kavanaugh

/s/JAMES W. KILMAN, JR.*   Trustee

James W. Kilman, Jr.

/s/CLARENCE OTIS, JR.*   Trustee

Clarence Otis, Jr.

/s/MICHAEL W. ROBERGE*   Trustee

Michael W. Roberge

/s/MARYANNE L. ROEPKE*   Trustee

Maryanne L. Roepke

/s/PAULA E. SMITH*   Trustee

Paula E. Smith

/s/DARRELL A. WILLIAMS*   Trustee

Darrell A. Williams

*By: /s/CHRISTOPHER R. BOHANE

Name: Christopher R. Bohane

as Attorney-in-fact

Executed by Christopher R. Bohane on behalf of those indicated pursuant to a Power of Attorney, dated January 1, 2026 (Trustees) and a Power of Attorney, dated January 1, 2025 (DiLorenzo) (Phillips); filed herewith.

		INDEX TO EXHIBITS
EXHIBIT NO.		DESCRIPTION OF EXHIBIT

(a)	28	Certification of Amendment, dated June 30, 2026, to the Declaration of Trust- Termination of Series of MFS Lifetime 2025 Fund.

(b)	2	Appendix A, as revised August 1, 2026, to the Master Amended and Restated By-Laws, dated January 1, 2002, as revised through September 26, 2024.

(d)	8	Investment Advisory Agreement, dated May 26, 2026, by and between the Trust and Massachusetts Financial Services Company on behalf of MFS Lifetime 2070 Fund.

(h)	5	Exhibit A, dated August 1, 2026, to the Master Administrative Services Agreement, dated March 1, 1997, as amended and restated April 1, 2023.

(i)		Legal Opinion Consent, dated August 27, 2026.

(j)	1	Power of Attorney, dated January 1, 2026 (Trustees).

	2	Power of Attorney, dated January 1, 2025 (DiLorenzo) (Phillips).

	3	Consent of Ernst & Young LLP, dated August 26, 2026.

(m)	2

Exhibit A, dated August 1, 2026, to the Amended and Restated Master Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, effective January 1, 1997, as amended and restated effective June 9, 2022.

(n)	2

Exhibit A, dated August 1, 2026, to the Amended and Restated Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940, effective September 6, 1996, as amended and restated effective October 24, 2022.

101.INS		XBRL Instance Document – the instance document does not appear on the Interactive Data File because its XBRL tags are embedded within the Inline XBRL document

101.SCH		XBRL Taxonomy Extension Schema Document

101.CAL		XBRL Taxonomy Extension Calculation Linkbase Document

101.DEF		XBRL Taxonomy Extension Definition Linkbase Document

101.LAB		XBRL Taxonomy Extension Label Linkbase Document

101.PRE		XBRL Taxonomy Extension Presentation Linkbase Document